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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2015
Date of reporting period:	October 31, 2015

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Institutional, J & R Share Classes

Annual Report

October 31, 2015

Table of Contents

Economic & Financial Market Review	2
Important Fund Information	3
California Municipal Fund	4
Core Plus Bond Fund	5
Diversified International Fund	6
Equity Income Fund	7
Global Diversified Income Fund	8
Global Real Estate Securities Fund	9
Government & High Quality Bond Fund	10
High Yield Fund	11
High Yield Fund I	12
Income Fund	13
Inflation Protection Fund	14
International Emerging Markets Fund	15
International Fund I	16
LargeCap Growth Fund	17
LargeCap Growth Fund I	18
LargeCap Growth Fund II	19
LargeCap S&P 500 Index Fund	20
LargeCap Value Fund	21
LargeCap Value Fund III	22
MidCap Fund	23
MidCap Growth Fund	24
MidCap Growth Fund III	25
MidCap S&P 400 Index Fund	26
MidCap Value Fund I	27
MidCap Value Fund III	28
Overseas Fund	29
Principal Capital Appreciation Fund	30
Principal LifeTime 2010 Fund	31
Principal LifeTime 2015 Fund	32
Principal LifeTime 2020 Fund	33
Principal LifeTime 2025 Fund	34
Principal LifeTime 2030 Fund	35
Principal LifeTime 2035 Fund	36
Principal LifeTime 2040 Fund	37
Principal LifeTime 2045 Fund	38
Principal LifeTime 2050 Fund	39
Principal LifeTime 2055 Fund	40
Principal LifeTime 2060 Fund	41
Principal LIfeTime Hybrid 2015 Fund	42

Table of Contents

Principal LIfeTime Hybrid 2020 Fund	43
Principal LIfeTime Hybrid 2025 Fund	44
Principal LIfeTime Hybrid 2030 Fund	45
Principal LIfeTime Hybrid 2035 Fund	46
Principal LIfeTime Hybrid 2040 Fund	47
Principal LIfeTime Hybrid 2045 Fund	48
Principal LIfeTime Hybrid 2050 Fund	49
Principal LIfeTime Hybrid 2055 Fund	50
Principal LIfeTime Hybrid 2060 Fund	51
Principal LIfeTime Hybrid Income Fund	52
Principal LifeTime Strategic Income Fund	53
Real Estate Securities Fund	54
SAMBalanced Portfolio	55
SAMConservative Balanced Portfolio	56
SAM Conservative Growth Portfolio	57
SAM Flexible Income Portfolio	58
SAM Strategic Growth Portfolio	59
Short-Term Income Fund	60
SmallCap Fund	61
SmallCap Growth Fund I	62
SmallCap S&P 600 Index Fund	63
SmallCap Value Fund II	64
Tax-Exempt Bond Fund	65
Financial Statements	66
Notes to Financial Statements	171
Schedules of Investments	216
Financial Highlights (Includes performance information)	482
Report of Independent Registered Public Accounting Firm	586
Shareholder Expense Example	587
Supplemental Information	595

Economic & Financial Market Review

With unemployment in the U.S. down to pre-recession levels and the economy showing steady growth, it appears we are at the end of the seven-year era of low-ranging interest rates (between 0 percent and 0.25 percent). However, while economic data at the end of October appeared sufficient to satisfy the Federal Reserve’s dual mandate of low inflation and full employment, the decision made at the October 28 Federal Open Market Committee meeting was to wait until December to consider a rate hike.1

The unemployment rate has fallen to 5.05 percent (rounded to 5.1 percent).2 Wage growth has accelerated and household incomes are growing, with critical growth at the lower and middle-income sectors where expenditures were cut sharply during the recession and were slow to gain headway during the subsequent recovery.

The Consumer Price Index (CPI) for all items was essentially unchanged over the last 12 months, while the CPI less food and energy increased at 1.9 percent overall over the past 12 months, the highest 12-month change since July 2014.2 In addition, the rate of savings from the gains due to the drop in oil prices has fallen and it appears that some “windfall” is being spent on new, larger, more expensive, and less fuel efficient vehicles than would have been the case absent the drop in oil prices. Not only are we experiencing auto sales at an 18.2 million annual rate (the fastest pace in more than 10 years) 3, but services and non-durable goods spending has picked up sharply. Further, the Federal Open Market Committee expects inflation to rise gradually toward 2 percent over the medium term as the labor market improves further and the transitory effects of declines in energy and import prices dissipate. Real personal consumption expenditures growth over the past five quarters depicts an ongoing consumer spending uptrend, with the second quarter 2015 showing an increase of 3.6 percent. 4

While the U.S. economy continues to grow overall with the most recent gross domestic product (GDP) report showing 3.9 percent, the same cannot be said of overseas economies.4 Most dramatically, the Chinese economy has shown a deceleration of economic growth, reducing rates five times in the last year. European growth continues to limp along, and the Volkswagen emissions scandal at the end of September created a huge gap in the strongest economy in Europe. The European Central Bank’s October meeting concluded with a reiteration not only to keep interest rates unchanged but potentially to expand the current program of quantitative easing.5

1 The Federal Reserve
2 The Bureau of Labor Statistics
3 Bloomberg Business, October 1, 2015
4 The St. Louis Fed
5 The European Central Bank

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of the institutional share class.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class R Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

California Municipal Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Average Annual Total Returns* as of October 31, 2015
					Extended
	1-Year	5-Year	10-Year	Inception Date	Performance
					Inception Date
Institutional Shares	3.80%	5.38%	4.03%	2/27/15	7/25/89

What contributed to or detracted from Fund performance during the fiscal year?

Tobacco exposure contributed to fund performance. Exposure to inverse floaters (adjusts its coupon payment as the interest rate changes) and allocation to healthcare also contributed. Allocation to public utilities and education holdings detracted from performance.

Core Plus Bond Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	0.71%	3.12%	3.63%
	Including Sales Charge	-0.27%	3.12%	3.63%
Institutional Shares		1.01%	3.54%	4.17%
R-1 Shares		0.14%	2.64%	3.27%
R-2 Shares		0.28%	2.79%	3.39%
R-3 Shares		0.45%	2.96%	3.59%
R-4 Shares		0.63%	3.17%	3.78%
R-5 Shares		0.76%	3.27%	3.91%

	What contributed to or detracted from Fund performance during the fiscal year?

Security selection within mortgage-backed securities, as well as within below-investment-grade and investment-grade corporate bonds contributed. Overweight to asset-backed securities contributed. Overweight to commercial mortgage-backed securities contributed. Duration and curve positioning detracted as the portfolio was short duration relative to the index during times of declining interest rates at the intermediate and long end of the curve. An out-of-index allocation to below-investment-grade corporate bonds, overweight to investment-grade corporate bonds, and underweight to U.S. Treasury securities detracted. Security selection within emerging markets detracted.

Diversified International Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	-2.26%	4.68%	3.91%
	Including Sales Charge	-3.23%	4.68%	3.91%
Institutional Shares		-1.90%	5.15%	4.45%
R-1 Shares		-2.80%	4.23%	3.55%
R-2 Shares		-2.64%	4.35%	3.69%
R-3 Shares		-2.54%	4.54%	3.87%
R-4 Shares		-2.30%	4.74%	4.07%
R-5 Shares		-2.16%	4.87%	4.29%

	What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the United Kingdom contributed, driven by overweight to Taylor Wimpey PLC, as a result of rising home prices, favorable mortgage rates, and supportive government initiatives. Stock selection in the financials sector contributed, driven by an overweight to CK Hutchison Holdings Ltd as a result of the Cheung Kong group restructuring into CK Hutchison Holdings and Cheung Kong Property Holdings being well received by the market resulting in a higher valuation for the combined entity. Stock selection in the consumer discretionary sector contributed, led by an overweight to Dollarama, the leading dollar store operator in Canada. Allocation to Japan detracted, led by an overweight position in OMRON Corporation. Stock selection in the consumer staples industry detracted, led by a position in Aryzta AG, the global leader of par-baked bakery goods. Stock selection in the industrials sector detracted, driven by an overweight position in Canadian Pacific Railway Limited due to weaker economic activity and lower energy related shipments.

Equity Income Fund

Investment Advisor: Principal Management Corporation Sub-Advisor: Edge Asset Management, Inc.

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
					Extended
	1-Year	5-Year	10-Year	Inception Date	Performance
					Inception Date
Institutional Shares	0.55%	11.80%	7.16%	8/1/00	5/31/39
R-1 Shares	-0.29%	10.84%	6.23%	3/1/10	5/31/39
R-2 Shares	-0.21%	10.98%	6.36%	3/1/10	5/31/39
R-3 Shares	0.01%	11.18%	6.55%	3/1/10	5/31/39
R-4 Shares	0.18%	11.38%	6.74%	3/1/10	5/31/39
R-5 Shares	0.30%	11.52%	6.82%	3/1/10	5/31/39

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to Hasbro, Inc. in the consumer discretionary sector was a top contributor as the licensing business that ties merchandise to box-office hits has become a very profitable business segment. Allocation to Kraft Heinz Company contributed as the company outperformed due to the merger between Kraft and Heinz. Allocation to Starbucks Corporation contributed as a result of continued positive execution operationally and financially. Allocation to Crescent Point Energy Corp. detracted due to the decline in oil prices and the weak Canadian dollar. Allocation to Marathon Oil Corporation detracted due to the company's exposure to commodity prices. Allocation to Royal Dutch Shell PLC detracted with the rest of the energy sector as stocks sensitive to commodity prices declined following the drop in oil.

Global Diversified Income Fund

Investment Advisor: Principal Management Corporation

Sub-Advisors: Colonial First State Asset Management (Australia) Limited; DDJ Capital Management, LLC;

Guggenheim Partners Investment Management, LLC; Logan Circle Partners, LP; Post Advisory Group, LLC; Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Reaves Asset Management; Spectrum Asset Management, Inc.; Stone Harbor Investment Partners, LP; Tortoise Capital Advisors, LLC.

Value of a $10,000 Investment* December 15, 2008 - October 31, 2015

Average Annual Total Returns* as of October 31, 2015
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	-1.19%	6.52%	12.53%	12/15/08

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to commercial mortgage-backed securities (CMBS) contributed as the sector benefited from improving real estate fundamentals and strong investor demand for the asset class. Allocation to preferred securities contributed as they performed well in the falling interest rate environment and on the back of solid fundamentals in the banking sector (most issuance in the preferred security sector comes from this sector). Allocation to real estate investment trusts (REITs) contributed due to solid fundamentals, supported by strong labor market growth and modest new supply. Security selection within REITs contributed due to an emphasis on self-storage, which performed well as the recovery in the U.S. housing market is fueling demand for self-storage. Selection within office and hotel REITS also contributed. Allocation to master limited partnerships (MLPs) detracted the most from absolute performance as they were under pressure as falling energy prices led many investors to question the viability of the asset class. Allocation to emerging market debt also detracted as the asset class was swept up in the negative sentiment stemming from falling commodity prices and a slowdown in global growth led by deceleration in China. Within emerging market debt, overweight to Venezuela and underweight to the Ukraine detracted. Allocation to infrastructure equity detracted from performance as infrastructure stocks were under pressure from concerns about rising U.S. interest rates as well as from falling energy prices.

Global Real Estate Securities Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Real Estate Investors, LLC

Value of a $10,000 Investment* October 1, 2007 - October 31, 2015

What contributed to or detracted from Fund performance during the fiscal year?

Overweight to CubeSmart and the entire self-storage sector contributed as fundamentals remained strong due to technology efficiencies. Overweight to Simon Property Group contributed as the company has been able to backfill vacancies with better credit tenants and has increased private market transactions. Allocation to UNITE Group PLC, a student housing provider in the United Kingdom, contributed as a result of strong earnings results, projected record student enrollments, and extremely short supply. Underweight to Macerich Company detracted as the stock continued to perform well on the back of strong core headline results and positive market fundamentals despite the rejection of a potential takeover. Overweight to Pebblebrook Hotels was a top detractor due to weakening demand from transient travelers and visitors from overseas. Overweight to Boardwalk REIT, a Canadian residential company in energy concentrated markets, detracted due to concerns about the impact low oil prices will have on apartment demand in Boardwalk's markets.

Government & High Quality Bond Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	1.75%	2.39%	4.11%	12/15/08	5/4/84
	Including Sales Charge	0.76%	2.39%	4.11%
Institutional Shares		2.08%	2.83%	4.59%	3/23/98	5/4/84
R-1 Shares		1.40%	2.05%	3.78%	12/15/08	5/4/84
R-2 Shares		1.44%	2.17%	3.91%	12/15/08	5/4/84
R-3 Shares		1.62%	2.35%	4.09%	12/15/08	5/4/84
R-4 Shares		1.90%	2.56%	4.26%	12/15/08	5/4/84
R-5 Shares		1.93%	2.67%	4.34%	12/15/08	5/4/84

What contributed to or detracted from Fund performance during the fiscal year?

Issue selection in Freddie Mac (FHLMC) securities contributed to performance. Underweight to and issue selection in Ginnie Mae (GNMA) securities aided performance as they underperformed other agency mortgages. Issue selection in Fannie Mae (FNMA) securities contributed to performance. An out-of-benchmark allocation to agency commercial mortgage-backed securities (CMBS) was the largest detractor from performance. Underweight to low coupon Fannie Mae (FNMA) and Freddie Mac (FHLMC) securities detracted as they outperformed other agency mortgages. Allocation to cash detracted from performance.

High Yield Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Average Annual Total Returns* as of October 31, 2015
	1-Year	5-Year	10-Year
Institutional Shares	-0.49%	6.30%	8.01%

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to Jazz Technologies Inc. contributed. Allocation to Voya contributed as it outperformed over the year as the credit profile improved. Allocation to RKI Exploration & Production, whose bonds were acquired by WPX Energy, contributed. Allocation to Chaparral Energy Inc. detracted as crude prices have moved lower as the market focused on Chinese growth concerns, crude over supply, and equity market volatility. Allocation to Goodman Networks, Inc. detracted as the company continues to be challenged by reduced demand from key customer AT&T. Allocation to Texas Competitive Electric detracted as the company's bankruptcy will take longer than expected and operating results have been negatively impacted by the recent decline in natural gas prices.

High Yield Fund I

     Investment Advisor: Principal Management Corporation Sub-Advisors: J.P. Morgan Investment Management, Inc.; Neuberger Berman Fixed Income, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Average Annual Total Returns* as of October 31, 2015
	1-Year	5-Year	10-Year
Institutional Shares	-2.11%	5.51%	7.57%

What contributed to or detracted from Fund performance during the fiscal year?

An underweight allocation to the metals and mining subsector within the basic industrials sector aided results. Security selection within metals and mining also contributed. An underweight position to oil field services within the energy sector contributed. An overweight to gaming within the consumer cyclicals sector contributed. An overweight position to independent energy providers detracted, as did security selection within this energy subsector. Underweights to the capital goods, financials, and consumer cyclicals sectors detracted. Overall security selection within utilities detracted.

Income Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	0.08%	3.56%	5.24%	9/30/09	12/15/75
	Including Sales Charge	-0.89%	3.56%	5.24%
Institutional Shares		0.54%	4.04%	5.80%	3/23/98	12/15/75
R-1 Shares		-0.42%	3.14%	4.89%	3/1/10	12/15/75
R-2 Shares		-0.19%	3.31%	5.04%	3/1/10	12/15/75
R-3 Shares		-0.12%	3.47%	5.22%	3/1/10	12/15/75
R-4 Shares		0.17%	3.67%	5.42%	3/1/10	12/15/75
R-5 Shares		0.19%	3.78%	5.47%	3/1/10	12/15/75
R-6 Shares		0.46%	3.74%	5.44%	11/25/14	12/15/75

What contributed to or detracted from Fund performance during the fiscal year?

Security selection in the consumer non-cyclical sector was the largest contributor to performance. Security selection in agency mortgage-backed securities (MBS) contributed significantly. An overweight to and issue selection in the banking sector contributed to performance. An overweight to and issue selection in the energy sector was the largest detractor due to the impact of lower oil prices. Security selection in the communications sector detracted from performance. Overweight to the basic industry sector hindered performance due to the fall in commodity prices.

Inflation Protection Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: BlackRock Financial Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	-2.96%	1.02%	0.68%
	Including Sales Charge	-3.92%	1.02%	0.68%
Institutional Shares		-2.26%	1.70%	1.27%
R-1 Shares		-3.09%	0.81%	0.41%
R-2 Shares		-2.86%	0.97%	0.54%
R-3 Shares		-2.80%	1.14%	0.70%
R-4 Shares		-2.62%	1.32%	0.89%
R-5 Shares		-2.45%	1.43%	1.02%

	What contributed to or detracted from Fund performance during the fiscal year?

Allocation to long U.S. dollar foreign exchange positioning (especially vs. the euro) and allocation to Italian inflation-linked bonds and breakevens were the primary contributors to active performance. Allocation to New Zealand (outright, and in part vs. U.S.) real rate allocation also contributed. Long U.S. breakeven positioning was the primary detractor. The portfolio's short Japanese nominal positioning and long Japanese breakeven positioning also detracted.

International Emerging Markets Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	-13.47%	-2.90%	4.93%
	Including Sales Charge	-14.32%	-2.90%	4.93%
Institutional Shares		-13.13%	-2.48%	5.47%
R-1 Shares		-13.88%	-3.31%	4.56%
R-2 Shares		-13.76%	-3.19%	4.70%
R-3 Shares		-13.60%	-3.02%	4.88%
R-4 Shares		-13.42%	-2.83%	5.09%
R-5 Shares		-13.33%	-2.71%	5.21%

	What contributed to or detracted from Fund performance during the fiscal year?

Allocation in the Asia and Latin America regions contributed to relative performance. Allocations to India, Mexico, and Taiwan were the most significant contributors. The top individual contributors were overweight to Aurobindo Pharma Ltd, Gruma Sab De CV, Hyosung Corporation, Maruti Suzuki India Limited, and Bank of China. Allocation to the Europe Middle East and Africa region detracted. South Korea, Russia, and Thailand were the most notable detractors during the period. The top individual detractors were overweight to Itau Unibanco Holding SA, Kroton Educacional, Smiles SA, Bb Seguridade Participacoes, and Shinhan Financial Group Co.

International Fund I

Investment Advisor: Principal Management Corporation
Sub-Advisor: Origin Asset Management, LLP

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Average Annual Total Returns* as of October 31, 2015
	1-Year	5-Year	10-Year
Institutional Shares	1.32%	5.52%	4.23%
R-1 Shares	0.48%	4.61%	3.33%
R-2 Shares	0.71%	4.75%	3.47%
R-3 Shares	0.86%	4.94%	3.65%
R-4 Shares	1.11%	5.15%	3.86%
R-5 Shares	1.12%	5.28%	3.98%

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection within the information technology, materials, and consumer discretionary sectors contributed. From a regional perspective, selection within the United Kingdom (notably housing related) and emerging Asia contributed to relative performance. Lack of exposure to consumer staples, sought after by investors as a "safe haven" despite their poor value, detracted from relative performance. Overweight positons in emerging markets was a detractor despite stock selection within those markets. Allocation to Europe was also a detractor.

LargeCap Growth Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Columbus Circle Investors

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	6.10%	12.73%	7.12%
	Including Sales Charge	5.16%	12.73%	7.12%
Institutional Shares		6.48%	13.26%	7.77%
R-1 Shares		5.58%	12.26%	6.83%
R-2 Shares		5.70%	12.43%	6.97%
R-3 Shares		5.89%	12.60%	7.23%
R-4 Shares		6.11%	12.84%	7.35%
R-5 Shares		6.27%	12.96%	7.49%

	What contributed to or detracted from Fund performance during the fiscal year?

Allocation to Nike contributed due to improved pricing, more efficient manufacturing, positive trends in footwear spending, market share gains, and increased sponsorship/licensing deals. Allocation to Starbucks Corp. contributed due to comparable store sales driven by expanded food offerings, the successful launch of premium beverages and teas, strong results in China and Japan, and the proliferation of mobile ordering and rewards card membership. Allocation to Royal Caribbean contributed due to improvement in trends in key markets, new policies to reduce discounts, stringent cost controls, declining fuel costs, and the reacceleration of onboard spending. An out-of-benchmark allocation to U.S. Steel Corp detracted due to weak pricing and volumes based on a stronger dollar, weak China manufacturing activity, and struggling emerging market economies. Allocation to Halliburton and Pioneer Natural Resources detracted due to temporary production cutbacks over concerns that oil producer capital spending budgets may be curtailed as a result of plummeting oil prices, excessive U.S. production, and above quota output by the Organization of Petroleum Exporting Countries (OPEC).

LargeCap Growth Fund I

Investment Advisor: Principal Management Corporation
Sub-Advisors: Brown Advisory, LLC; T. Rowe Price Associates, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	9.48%	14.40%	8.69%	3/1/01	12/6/00
	Including Sales Charge	8.50%	14.40%	8.69%
Institutional Shares		9.93%	14.92%	9.33%	12/6/00	-
R-1 Shares		9.04%	13.95%	8.39%	11/1/04	12/6/00
R-2 Shares		9.05%	14.08%	8.52%	12/6/00	-
R-3 Shares		9.34%	14.28%	8.72%	12/6/00	-
R-4 Shares		9.52%	14.50%	8.91%	12/6/00	-
R-5 Shares		9.70%	14.65%	9.06%	12/6/00	-
R-6 Shares		9.94%	14.89%	9.32%	11/25/14	12/6/00

What contributed to or detracted from Fund performance during the fiscal year?

Overall stock selection contributed, led by selection in the consumer discretionary and materials sectors. An average approximate 6% overweight to the healthcare sector also benefitted performance. Additionally, a lower dividend yield (a comparison of dividends paid relative to share price, in the absence of capital gains, the dividend yield is the return on investment) enhanced portfolio returns relative to the index. The portfolio's higher price volatility relative to the index (overweight position in stocks that have experienced more price movement than those within the index) detracted from performance. Poor stock selection in the energy and consumer staples sectors detracted. Overweight to the energy sector, relative to the index, hurt performance.

LargeCap Growth Fund II

Investment Advisor: Principal Management Corporation

Sub-Advisors: American Century Investment Management, Inc.; Sawgrass Asset Management, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	7.53%	12.89%	7.62%
	Including Sales Charge	6.74%	12.89%	7.62%
Institutional Shares		8.07%	13.42%	8.26%
R-1 Shares		7.13%	12.44%	7.32%
R-2 Shares		7.21%	12.56%	7.46%
R-3 Shares		7.43%	12.78%	7.64%
R-4 Shares		7.62%	12.98%	7.85%
R-5 Shares		7.68%	13.12%	7.98%

	What contributed to or detracted from Fund performance during the fiscal year?

Selection within the materials sector contributed. Individual stock selection within the energy sector contributed to relative performance. The option's lower price volatility than the index added value as well. Overall negative stock selection detracted, with the weakest results occurring within the consumer staples sector. An average approximate 2% overweight to the industrial sector hindered performance. LargeCap Growth Fund II's higher relative strength profile compared to the index detracted from results.

LargeCap S&P 500 Index Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	4.78%	13.71%	7.17%
	Including Sales Charge	3.78%	13.71%	7.17%
Institutional Shares		5.06%	14.13%	7.67%
R-1 Shares		4.16%	13.13%	6.73%
R-2 Shares		4.27%	13.28%	6.88%
R-3 Shares		4.46%	13.49%	7.06%
R-4 Shares		4.62%	13.70%	7.27%
R-5 Shares		4.76%	13.83%	7.40%

	What contributed to or detracted from Fund performance during the fiscal year?

Principal LargeCap S&P 500 Index Fund was in line with the S&P 500 index. Six of the ten economic sectors posted positive returns with the consumer discretionary and information technology sectors providing the largest positive returns. Individual contributors included Kraft Heinz Company, Netflix and Amazon.com Inc. The energy and materials sectors detracted the most, recording the worst returns. Allocations to CONSOL Energy, Chesapeake Energy and Genworth Financial detracted from portfolio performance.

LargeCap Value Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	2.81%	13.09%	5.94%
	Including Sales Charge	1.89%	13.09%	5.94%
Institutional Shares		3.24%	13.61%	6.55%
R-1 Shares		2.29%	12.63%	5.63%
R-2 Shares		2.39%	12.78%	5.76%
R-3 Shares		2.60%	12.98%	5.96%
R-4 Shares		2.77%	13.17%	6.15%
R-5 Shares		2.94%	13.32%	6.28%

	What contributed to or detracted from Fund performance during the fiscal year?

Overweight to Tesoro Corporation contributed to performance due to higher than expected margins in California and the mid-continent. Overweight to Kroger, which reported solid earnings throughout the period and raised fiscal year 2015 (FY15) guidance, contributed. Overweight to Electronic Arts contributed to performance due to the console cycle and an increase in digital gaming. Overweight to Western Digital Corporation, a developer and manufacturer of storage solutions, detracted as the company faces tough competition as the industry continues to mature and consolidate. Overweight to ConocoPhillips, a large global oil company, detracted as energy prices fell. An overweight position in LyondellBasell Industries NV detracted as the recent fall in commodity prices have applied downward pressure on margins.

LargeCap Value Fund III

     Investment Advisor: Principal Management Corporation Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Westwood Management Corporation

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	2.40%	11.72%	4.38%
	Including Sales Charge	1.40%	11.72%	4.38%
Institutional Shares		2.82%	12.21%	4.95%
R-1 Shares		1.91%	11.23%	4.03%
R-2 Shares		2.11%	11.39%	4.17%
R-3 Shares		2.28%	11.59%	4.35%
R-4 Shares		2.46%	11.80%	4.55%
R-5 Shares		2.56%	11.92%	4.68%

What contributed to or detracted from Fund performance during the fiscal year?

Strong stock selection contributed, with the best selection coming from the information technology sector. Sector positioning relative to the index also contributed, led by an average underweight of approximately 3% to the energy sector which was the worst performing sector in the index. From a factor perspective, holding stocks that tended to have less price volatility than the index contributed to results. Negative stock selection within the financials sector detracted from returns. In addition, an average underweight of approximately 6% to the financials sector detracted from returns as this sector performed better than the overall index. This tendency to have a larger market-capitalization than the index detracted from returns.

MidCap Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	6.42%	15.99%	10.43%
	Including Sales Charge	5.42%	15.99%	10.43%
Institutional Shares		6.71%	16.39%	10.96%
R-1 Shares		5.81%	15.42%	10.01%
R-2 Shares		5.95%	15.57%	10.17%
R-3 Shares		6.15%	15.78%	10.37%
R-4 Shares		6.32%	16.00%	10.56%
R-5 Shares		6.46%	16.16%	10.71%

	What contributed to or detracted from Fund performance during the fiscal year?

Allocation to O'Reilly Automotive contributed due to solid results, the benefit of low gas prices increasing total miles driven, and being well positioned as the average age of vehicles on the road increases. Allocation to Markel, a specialty insurance underwriter, contributed. Allocation to AutoZone, which has used available cash flow to buy back shares, contributed to performance. Allocation to Colfax detracted due to weakness within the company's end markets, the headwind of a strong dollar, and a temporary manufacturing problem which negatively impacted earnings. Allocation to Platform Specialty Products detracted as end markets for their products experienced cyclical weakness in the industrial and agricultural categories. Allocation to Discovery Communications, which owns an extensive library of non-fiction content and airs domestically on 14 channels and in over 210 countries on an average of eight channels per country, detracted due to an overall concern regarding the health of the domestic pay-tv advertising market.

MidCap Growth Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Columbus Circle Investors

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	8.34%	13.28%	8.11%
	Including Sales Charge	7.51%	13.28%	8.11%
Institutional Shares		8.84%	13.85%	8.80%
R-1 Shares		7.95%	12.88%	7.88%
R-2 Shares		8.11%	13.06%	8.01%
R-3 Shares		8.31%	13.25%	8.22%
R-4 Shares		8.53%	13.47%	8.41%
R-5 Shares		8.56%	13.58%	8.54%

	What contributed to or detracted from Fund performance during the fiscal year?

Allocation to Activision Blizzard and Electronic Arts, developers of video game software, contributed as a result of enthusiasm for their titles running on next generation gaming consoles and a revenue mix shift to higher margin digitally delivered content. Allocation to Hospira, a developer of specialty injectable drugs, contributed as a result of the announced acquisition of the company by pharmaceutical giant Pfizer and strong generic pricing. An out-of-index allocation to Pioneer Natural Resources, an energy company engaged in unconventional exploration in the Permian Basin of West Texas, detracted due to a sharp correction in oil prices. Allocation to LinkedIn, an online professional networks company, detracted due to a greater than expected disruption from its planned sales force realignment, weaker display ad sales in Europe, and foreign currency headwinds. An out-of-benchmark allocation to Community Health Systems, a rural hospital operator, detracted due to the correction in stock prices within the healthcare sector.

MidCap Growth Fund III

Investment Advisor: Principal Management Corporation
Sub-Advisors: Robert W Baird & Co., Inc.; William Blair & Co., LLC.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	2.53%	10.59%	6.78%
	Including Sales Charge	1.75%	10.59%	6.78%
Institutional Shares		2.93%	11.13%	7.39%
R-1 Shares		2.05%	10.16%	6.48%
R-2 Shares		2.21%	10.30%	6.62%
R-3 Shares		2.36%	10.48%	6.79%
R-4 Shares		2.60%	10.71%	7.00%
R-5 Shares		2.72%	10.84%	7.12%

	What contributed to or detracted from Fund performance during the fiscal year?

Stock selection contributed, led by selection in the information technology and consumer discretionary sectors. An average approximate 2% underweight to the materials sector also contributed to performance. A lower relative price volatility enhanced returns relative to the index. Overall sector allocation detracted, led by an average approximate 5% overweight to the industrials sectors. Overall stock selection detracted, especially in the healthcare and consumer staples sectors. Additionally, the lower relative strength profile of the portfolio hurt performance.

MidCap S&P 400 Index Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	2.84%	12.67%	8.27%
	Including Sales Charge	1.87%	12.67%	8.27%
Institutional Shares		3.20%	13.15%	8.87%
R-1 Shares		2.30%	12.21%	7.93%
R-2 Shares		2.43%	12.35%	8.08%
R-3 Shares		2.64%	12.54%	8.27%
R-4 Shares		2.86%	12.77%	8.48%
R-5 Shares		3.02%	12.90%	8.61%

	What contributed to or detracted from Fund performance during the fiscal year?

Principal Mid-Cap S&P 400 Index Fund was in line with the S&P 400 index. Five of the ten economic sectors in the index posted positive returns during the period with the healthcare and information technology sectors providing the largest positive returns. Individual contributors included Post Holdings, JetBlue Airways Corp., and Thoratec Corp. The energy and materials sectors detracted as they recorded the worst returns. Allocations to Peabody Energy Corp, Helix Energy Solutions Group and Apollo Education Group detracted.

MidCap Value Fund I

Investment Advisor: Principal Management Corporation

Sub-Advisors: Goldman Sachs Asset Management, LP; Los Angeles Capital Management and Equity Research, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	-0.96%	11.84%	7.51%	3/2/09	12/29/03
	Including Sales Charge	-1.83%	11.84%	7.51%
Institutional Shares		-0.59%	12.33%	8.11%	12/29/03	-
R-1 Shares		-1.45%	11.37%	7.19%	11/1/04	12/29/03
R-2 Shares		-1.37%	11.52%	7.33%	6/1/04	12/29/03
R-3 Shares		-1.15%	11.72%	7.52%	6/1/04	12/29/03
R-4 Shares		-0.92%	11.92%	7.71%	6/1/04	12/29/03
R-5 Shares		-0.89%	12.06%	7.84%	6/1/04	12/29/03

What contributed to or detracted from Fund performance during the fiscal year?

Strong stock selection in the materials sector contributed. An average approximate 2% overweight to the consumer staples sector aided returns. The lower dividend yield compared to the index contributed to returns. Poor stock selection within the financials sector detracted from returns. Individual stock selection in the consumer discretionary sector also detracted as the stocks in the portfolio did not do as well as the stocks in the index. Principal MidCap Value Fund I's higher beta than the index also detracted from returns.

MidCap Value Fund III

     Investment Advisor: Principal Management Corporation Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	1.13%	13.41%	7.59%	3/1/01	12/6/00
	Including Sales Charge	0.20%	13.41%	7.59%
Institutional Shares		1.46%	13.88%	8.16%	3/1/01	12/6/00
R-1 Shares		0.60%	12.89%	7.20%	11/1/04	12/6/00
R-2 Shares		0.68%	13.02%	7.33%	12/6/00	-
R-3 Shares		0.93%	13.23%	7.52%	12/6/00	-
R-4 Shares		1.13%	13.45%	7.73%	12/6/00	-
R-5 Shares		1.23%	13.59%	7.86%	12/6/00	-
R-6 Shares		1.43%	13.34%	7.57%	11/25/14	12/6/00

What contributed to or detracted from Fund performance during the fiscal year?

Overall stock selection contributed, specifically in the energy and consumer discretionary sectors. Overall sector allocation also added to performance, led by an average approximate 1% underweight to the energy sector, which was the worst performing sector in the index. Additionally, a higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing period) than the index benefitted portfolio performance. An average approximate 4% overweight to the industrial sector detracted. Poor stock selection in the financials sector detracted. Additionally, the portfolio's higher price volatility (overweight position in stocks that have experienced more price movement) than the index detracted.

Overseas Fund

     Investment Advisor: Principal Management Corporation Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Causeway Capital Management, LLC

Value of a $10,000 Investment* September 30, 2008 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
					Extended
	1-Year	5-Year	Since Inception	Inception Date	Performance
					Inception Date
Institutional Shares	-4.66%	4.10%	5.49%	9/30/08	-
R-1 Shares	-5.49%	3.20%	4.57%	3/1/12	9/30/08
R-2 Shares	-5.36%	3.34%	4.71%	3/1/12	9/30/08
R-3 Shares	-5.12%	3.53%	4.90%	3/1/12	9/30/08
R-4 Shares	-4.98%	3.73%	5.10%	3/1/12	9/30/08
R-5 Shares	-4.85%	3.86%	5.23%	3/1/12	9/30/08

What contributed to or detracted from Fund performance during the fiscal year?

Sector positioning relative to the index contributed, led by an average overweight of approximately 5% to the healthcare sector which performed well during the period. Stock selection was very strong within the materials sector. Stock selection was also very positive within the United Kingdom. Stock selection was negative overall with the worst selection coming within the consumer discretionary sector. In addition, negative stock selection within the industrials, consumer staples, and telecommunication services sectors detracted. From a country perspective, Japan was a detractor due both to negative stock selection within the country and an underweight to the country.

Principal Capital Appreciation Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
					Extended
	1-Year	5-Year	10-Year	Inception Date	Performance
					Inception Date
Institutional Shares	6.12%	13.84%	8.54%	6/7/99	11/24/86
R-1 Shares	5.21%	12.85%	7.57%	3/1/10	11/24/86
R-2 Shares	5.33%	13.00%	7.71%	3/1/10	11/24/86
R-3 Shares	5.53%	13.21%	7.90%	3/1/10	11/24/86
R-4 Shares	5.73%	13.42%	8.10%	3/1/10	11/24/86
R-5 Shares	5.86%	13.55%	8.20%	3/1/10	11/24/86

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to Starbucks Corporation contributed due to strong returns as the company continued to execute well operationally and financially. Allocation to Nike, Inc. in the consumer discretionary sector contributed due to strong sales globally. Allocation to HCC Insurance Holdings, Inc. in the financials sector contributed due in part to the Tokio Marine announcement that it will acquire HCC in an all-cash deal. Allocation to Franklin Resources, Inc. in the financials sector detracted due to weaker than expected revenues and net outflows. Allocation to Devon Energy Corporation detracted due to the depressed oil and gas price environment. Allocation to Apache Corporation detracted as it traded down with other oil and gas exploration & production stocks when the price of oil fell.

Principal LifeTime 2010 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	0.36%	6.03%	4.20%
	Including Sales Charge	-0.62%	6.03%	4.20%
Institutional Shares		0.65%	6.36%	4.62%
R-1 Shares		-0.23%	5.44%	3.71%
R-2 Shares		-0.11%	5.57%	3.85%
R-3 Shares		0.12%	5.77%	4.03%
R-4 Shares		0.26%	5.96%	4.23%
R-5 Shares		0.39%	6.08%	4.36%

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2015 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* February 29, 2008 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	0.72%	6.97%	4.68%	2/29/08
R-1 Shares	-0.23%	6.02%	3.70%	2/29/08
R-2 Shares	-0.08%	6.16%	3.84%	2/29/08
R-3 Shares	0.07%	6.36%	4.02%	2/29/08
R-4 Shares	0.32%	6.56%	4.23%	2/29/08
R-5 Shares	0.38%	6.67%	4.34%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2020 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	0.59%	7.37%	4.96%
	Including Sales Charge	-0.36%	7.37%	4.96%
Institutional Shares		0.95%	7.72%	5.39%
R-1 Shares		0.05%	6.78%	4.47%
R-2 Shares		0.21%	6.93%	4.61%
R-3 Shares		0.30%	7.11%	4.79%
R-4 Shares		0.53%	7.31%	4.99%
R-5 Shares		0.63%	7.44%	5.12%

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2025 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* February 29, 2008 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	1.01%	8.12%	5.02%	2/29/08
R-1 Shares	0.19%	7.19%	4.11%	2/29/08
R-2 Shares	0.32%	7.34%	4.25%	2/29/08
R-3 Shares	0.49%	7.53%	4.42%	2/29/08
R-4 Shares	0.65%	7.72%	4.64%	2/29/08
R-5 Shares	0.76%	7.86%	4.76%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2030 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	0.96%	8.20%	5.26%
	Including Sales Charge	0.01%	8.20%	5.26%
Institutional Shares		1.32%	8.55%	5.72%
R-1 Shares		0.32%	7.60%	4.79%
R-2 Shares		0.52%	7.73%	4.93%
R-3 Shares		0.67%	7.94%	5.13%
R-4 Shares		0.88%	8.14%	5.32%
R-5 Shares		1.00%	8.26%	5.45%

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2035 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* February 29, 2008 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	1.52%	9.00%	5.35%	2/29/08
R-1 Shares	0.57%	8.06%	4.45%	2/29/08
R-2 Shares	0.70%	8.20%	4.57%	2/29/08
R-3 Shares	0.91%	8.39%	4.76%	2/29/08
R-4 Shares	1.10%	8.61%	4.97%	2/29/08
R-5 Shares	1.21%	8.72%	5.09%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2040 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	1.15%	8.83%	5.39%
	Including Sales Charge	0.21%	8.83%	5.39%
Institutional Shares		1.47%	9.24%	5.89%
R-1 Shares		0.60%	8.28%	4.96%
R-2 Shares		0.73%	8.43%	5.10%
R-3 Shares		0.92%	8.63%	5.29%
R-4 Shares		1.07%	8.82%	5.49%
R-5 Shares		1.23%	8.98%	5.61%

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2045 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* February 29, 2008 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	1.55%	9.48%	5.49%	2/29/08
R-1 Shares	0.67%	8.52%	4.54%	2/29/08
R-2 Shares	0.77%	8.66%	4.67%	2/29/08
R-3 Shares	1.04%	8.86%	4.85%	2/29/08
R-4 Shares	1.23%	9.07%	5.06%	2/29/08
R-5 Shares	1.34%	9.20%	5.19%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2050 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	1.12%	9.09%	5.40%
	Including Sales Charge	0.17%	9.09%	5.40%
Institutional Shares		1.57%	9.62%	6.00%
R-1 Shares		0.68%	8.66%	5.08%
R-2 Shares		0.82%	8.81%	5.22%
R-3 Shares		1.03%	9.01%	5.42%
R-4 Shares		1.22%	9.21%	5.62%
R-5 Shares		1.35%	9.36%	5.74%

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2055 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* February 29, 2008 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	1.63%	9.53%	5.46%	2/29/08
R-1 Shares	0.75%	8.59%	4.53%	2/29/08
R-2 Shares	0.95%	8.72%	4.67%	2/29/08
R-3 Shares	1.01%	8.91%	4.85%	2/29/08
R-4 Shares	1.18%	9.13%	5.06%	2/29/08
R-5 Shares	1.37%	9.26%	5.18%	2/29/08

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime 2060 Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* March 1, 2013 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	Since Inception	Inception Date
Class J Shares	Excluding Sales Charge	1.16%	9.45%	3/1/13
	Including Sales Charge	0.18%	9.45%
Institutional Shares		1.49%	9.79%	3/1/13
R-1 Shares		0.67%	8.87%	3/1/13
R-2 Shares		0.77%	9.01%	3/1/13
R-3 Shares		0.95%	9.28%	3/1/13
R-4 Shares		1.15%	9.39%	3/1/13
R-5 Shares		1.25%	9.53%	3/1/13

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Principal LifeTime Hybrid 2015 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date

Institutional Shares	1.79%	2.96%	9/30/14	-
R-6 Shares	1.79%	2.96%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid 2020 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	2.18%	3.70%	9/30/14	-
R-6 Shares	2.07%	3.60%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid 2025 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	2.51%	4.19%	9/30/14	-
R-6 Shares	2.51%	4.19%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid 2030 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	2.57%	4.34%	9/30/14	-
R-6 Shares	2.57%	4.34%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid 2035 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	2.74%	4.60%	9/30/14	-
R-6 Shares	2.74%	4.59%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid 2040 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	2.83%	4.78%	9/30/14	-
R-6 Shares	2.83%	4.77%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid 2045 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	2.70%	4.66%	9/30/14	-
R-6 Shares	2.70%	4.65%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid 2050 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	2.90%	4.94%	9/30/14	-
R-6 Shares	2.90%	4.93%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid 2055 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	2.88%	4.92%	9/30/14	-
R-6 Shares	2.88%	4.92%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid 2060 Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	2.88%	4.92%	9/30/14	-
R-6 Shares	2.88%	4.92%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Hybrid Income Fund

Investment Advisor: Principal Management Corporation

Value of a $10,000 Investment* September 30, 2014 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
				Extended Performance
1-Year		Since Inception	Inception Date
				Inception Date
Institutional Shares	1.54%	2.36%	9/30/14	-
R-6 Shares	1.54%	2.35%	8/24/15	9/30/14

What contributed to or detracted from Fund performance during the fiscal year?

The Principal LifeTime Hybrid Funds invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Outperformance in the non U.S. equity space contributed, let by outperformance from the Diversified International Fund (sub-advised by Principal Global Investors, LLC.). The utilization of passive investing in the domestic equity and core bond asset classes was also a contributor for the year. An overweight to real assets was a significant detractor to performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Principal Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint.

Principal LifeTime Strategic Income Fund

Investment Advisor: Principal Management Corporation
Sub-Advisors: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	0.08%	4.35%	3.39%
	Including Sales Charge	-0.90%	4.35%	3.39%
Institutional Shares		0.40%	4.72%	3.84%
R-1 Shares		-0.51%	3.81%	2.93%
R-2 Shares		-0.40%	3.95%	3.08%
R-3 Shares		-0.14%	4.14%	3.25%
R-4 Shares		0.07%	4.33%	3.46%
R-5 Shares		0.15%	4.45%	3.58%

	What contributed to or detracted from Fund performance during the fiscal year?

Outperformance from active managers was most prominent in the U.S. and non-U.S. equity broad asset classes, and as such aided performance, most notably in later dated funds. The largest contributor to performance from a manager selection standpoint was from the Diversified International Fund (sub-advised by Principal Global Investors, LLC). Within the U.S. equity broad asset class, the Large Cap Value Fund III (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC and Westwood Management Corporation) was a significant contributor to performance. An overweight to real assets was a significant detractor from performance as the master limited partnership, commodity, and natural resource stock asset classes were significantly negative. In addition to the asset class experiencing poor absolute performance, the Diversified Real Asset Fund (sub-advised by multiple advisors) also detracted from a manager performance standpoint. The Core Plus Bond Fund (sub-advised by Principal Global Investors, LLC) also detracted from a manager performance standpoint, most notably in near dated funds.

Real Estate Securities Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Real Estate Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	6.66%	12.67%	8.31%
	Including Sales Charge	5.66%	12.67%	8.31%
Institutional Shares		7.01%	13.13%	8.89%
R-1 Shares		6.11%	12.19%	7.96%
R-2 Shares		6.26%	12.33%	8.10%
R-3 Shares		6.45%	12.54%	8.30%
R-4 Shares		6.62%	12.75%	8.50%
R-5 Shares		6.78%	12.87%	8.63%

	What contributed to or detracted from Fund performance during the fiscal year?

Overweight to CubeSmart and the entire self-storage sector contributed due to strong fundamentals and technology efficiencies. Underweight to HCP, Inc. in the healthcare sector contributed as it underperformed due to deteriorating rent coverage from HCR ManorCare, its largest tenant. Overweight to Simon Property Group contributed as the company has been able to backfill vacancies with better credit tenants and increased private market transactions. Underweight to Macerich Company detracted as the stock rallied early in the year from the news of a potential takeover, strong core headline results, and positive market fundamentals despite the takeover rejection. Overweight to Pebblebrook Hotels was a top detractor due to weakening demand from transient travelers and visitors from overseas. Overweight to Host Hotels & Resorts, Inc. detracted due to issues with their large presence in NYC and demand from overseas visitors.

SAM Balanced Portfolio

Investment Advisor: Principal Management Corporation
Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	1.20%	7.89%	5.88%	1/16/07	7/25/96
	Including Sales Charge	0.23%	7.89%	5.88%
Institutional Shares		1.39%	8.22%	6.37%	1/16/07	7/25/96
R-1 Shares		0.54%	7.27%	5.52%	1/16/07	7/25/96
R-2 Shares		0.64%	7.41%	5.65%	1/16/07	7/25/96
R-3 Shares		0.83%	7.61%	5.84%	1/16/07	7/25/96
R-4 Shares		0.99%	7.80%	6.02%	1/16/07	7/25/96
R-5 Shares		1.20%	7.94%	6.14%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Strong security selection in large cap growth equities was the largest contributor to performance. Strong security selection in mid cap value equities contributed. Strong security selection in mid cap growth equities aided results. Strategic overweight to international emerging market equities was the largest detractor from performance, as international emerging market equities lagged U.S. and international developed market equities, partially due to global growth concerns. Security selection in international developed market equities detracted from performance. Strategic and tactical underweight to large cap growth equities, which outperformed large cap value and smaller cap equities, hindered results.

SAM Conservative Balanced Portfolio

Investment Advisor: Principal Management Corporation
Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	0.98%	6.28%	5.60%	1/16/07	7/25/96
	Including Sales Charge	0.01%	6.28%	5.60%
Institutional Shares		1.16%	6.58%	6.00%	1/16/07	7/25/96
R-1 Shares		0.28%	5.67%	5.17%	1/16/07	7/25/96
R-2 Shares		0.42%	5.82%	5.31%	1/16/07	7/25/96
R-3 Shares		0.59%	6.00%	5.49%	1/16/07	7/25/96
R-4 Shares		0.77%	6.21%	5.66%	1/16/07	7/25/96
R-5 Shares		0.90%	6.33%	5.77%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Strong security selection in large cap growth equities was the largest contributor to performance. Strong security selection in mid cap value equities contributed. Strong security selection in mid cap growth equities aided results. Strategic overweight to international emerging market equities was the largest detractor from performance, as international emerging market equities lagged U.S. and international developed market equities, partially due to global growth concerns. Strategic and tactical overweight to high yield bonds, which underperformed most other fixed income assets, detracted from results. Security selection in international developed market equities hindered performance.

SAM Conservative Growth Portfolio

Investment Advisor: Principal Management Corporation
Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	1.14%	9.20%	5.95%	1/16/07	7/25/96
	Including Sales Charge	0.18%	9.20%	5.95%
Institutional Shares		1.42%	9.56%	6.36%	1/16/07	7/25/96
R-1 Shares		0.56%	8.60%	5.52%	1/16/07	7/25/96
R-2 Shares		0.66%	8.74%	5.65%	1/16/07	7/25/96
R-3 Shares		0.84%	8.94%	5.83%	1/16/07	7/25/96
R-4 Shares		1.01%	9.15%	6.01%	1/16/07	7/25/96
R-5 Shares		1.18%	9.29%	6.13%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Strong security selection in large cap growth equities was the largest contributor to performance. Strong security selection in mid cap value equities contributed. Strong security selection in mid cap growth equities aided results. Strategic overweight to international emerging market equities was the largest detractor from performance, as international emerging market equities lagged U.S. and international developed market equities, partially due to global growth concerns. Security selection in international developed market equities detracted from performance. Strategic and tactical overweight to master limited partnerships (MLPs), which underperformed, hindered performance.

SAM Flexible Income Portfolio

Investment Advisor: Principal Management Corporation
Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	0.25%	5.30%	5.23%	1/16/07	7/25/96
	Including Sales Charge	-0.72%	5.30%	5.23%
Institutional Shares		0.51%	5.61%	5.64%	1/16/07	7/25/96
R-1 Shares		-0.36%	4.71%	4.81%	1/16/07	7/25/96
R-2 Shares		-0.23%	4.85%	4.96%	1/16/07	7/25/96
R-3 Shares		-0.05%	5.03%	5.13%	1/16/07	7/25/96
R-4 Shares		0.13%	5.24%	5.30%	1/16/07	7/25/96
R-5 Shares		0.26%	5.35%	5.41%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Strong security selection in high yield bonds was the largest contributor to performance. Strong security selection in mid cap value equities contributed. Strong security selection in large cap growth equities contributed. Strategic and tactical overweight to high yield bonds, which underperformed most other fixed income assets, was the largest detractor from performance. Strategic overweight to international emerging market equities detracted from performance, as international emerging market equities lagged U.S. and international developed market equities, partially due to global growth concerns. Strategic and tactical overweight to master limited partnerships (MLPs), which underperformed, hindered performance.

SAM Strategic Growth Portfolio

Investment Advisor: Principal Management Corporation
Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	0.96%	10.24%	6.02%	1/16/07	7/25/96
	Including Sales Charge	0.01%	10.24%	6.02%
Institutional Shares		1.25%	10.62%	6.44%	1/16/07	7/25/96
R-1 Shares		0.37%	9.66%	5.60%	1/16/07	7/25/96
R-2 Shares		0.55%	9.81%	5.75%	1/16/07	7/25/96
R-3 Shares		0.72%	10.01%	5.92%	1/16/07	7/25/96
R-4 Shares		0.89%	10.21%	6.09%	1/16/07	7/25/96
R-5 Shares		1.07%	10.35%	6.21%	1/16/07	7/25/96

What contributed to or detracted from Portfolio performance during the fiscal year?

The Principal Strategic Asset Management (SAM) Portfolios invest wholly in the Institutional Class shares of the underlying funds. Any specific performance comparisons of the underlying funds correspond to that share class.

Strong security selection in large cap growth equities was the largest contributor to performance. Strong security selection in mid cap value equities contributed. Strategic and tactical underweight to international developed market equities contributed, as they underperformed U.S. equities. Strategic overweight to international emerging market equities was the largest detractor from performance, as international emerging market equities lagged U.S. and international developed market equities, partially due to global growth concerns. Security selection in international developed market equities detracted. Security selection in large cap value equities hindered performance.

Short-Term Income Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Edge Asset Management, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	0.83%	1.53%	3.02%	7/12/10	11/1/93
	Including Sales Charge	-0.16%	1.53%	3.02%
Institutional Shares		1.14%	1.98%	3.53%	7/25/96	-
R-1 Shares		0.27%	1.10%	2.68%	7/12/10	11/1/93
R-2 Shares		0.40%	1.23%	2.81%	7/12/10	11/1/93
R-3 Shares		0.67%	1.43%	3.01%	7/12/10	11/1/93
R-4 Shares		0.78%	1.62%	3.16%	7/12/10	11/1/93
R-5 Shares		0.90%	1.75%	3.23%	7/12/10	11/1/93

What contributed to or detracted from Fund performance during the fiscal year?

Security selection in U.S. government-owned debt aided performance. Security selection in the insurance sector contributed. Allocation to non-agency mortgage-backed securities (MBS) contributed. Underweight to and issue selection in the banking sector was the largest detractor from performance. Allocation to auto asset-backed securities (ABS) detracted from performance. Allocation to cash detracted.

SmallCap Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	6.97%	14.28%	7.24%
	Including Sales Charge	6.02%	14.28%	7.24%
Institutional Shares		7.34%	14.74%	7.73%
R-1 Shares		6.44%	13.76%	6.82%
R-2 Shares		6.60%	13.92%	6.96%
R-3 Shares		6.79%	14.13%	7.15%
R-4 Shares		6.95%	14.34%	7.40%
R-5 Shares		7.13%	14.48%	7.48%

	What contributed to or detracted from Fund performance during the fiscal year?

Stock selection in the financials, information technology, consumer discretionary, and industrials sectors contributed most to performance. Allocation to Manhattan Associates, which provides retailers and wholesalers with software systems for supply-chain management, contributed due to better-than-expected operating results. Allocation to Rite Aid contributed as shares were up sharply on news that they agreed to be acquired by Walgreens Boots Alliance, a larger competitor. Allocation to Sabre, a company that provides technology solutions that enable airlines, hotels, and other travel suppliers to transact with travel buyers to manage reservations, contributed as a result of ongoing travel industry growth and increased outsourcing of IT solutions. Stock selection in the utilities and materials sectors detracted most from performance. Allocation to DeVry Education Group, a leading provider of for-profit educational services, detracted due to weaker-than-expected results that stemmed from decelerating enrollments. Allocation to SUPERVALU, a food retailer and wholesaler, detracted as food price deflation constrained profitability. Allocation to Worthington Industries, a steel processing company and manufacturer of pressurized cylinders, detracted as higher input and operating costs interrupted the company's plans for improving operating margins.

SmallCap Growth Fund I

Investment Advisor: Principal Management Corporation

Sub-Advisors: AllianceBernstein, LP; Brown Advisory, LLC; Columbus Circle Investors; Emerald Advisors, Inc.

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	3.12%	13.08%	8.39%	3/1/01	12/6/00
	Including Sales Charge	2.31%	13.08%	8.39%
Institutional Shares		3.50%	13.65%	9.13%	12/6/00	-
R-1 Shares		2.64%	12.66%	8.19%	11/1/04	12/6/00
R-2 Shares		2.82%	12.83%	8.35%	12/6/00	-
R-3 Shares		2.99%	13.04%	8.55%	12/6/00	-
R-4 Shares		3.22%	13.24%	8.77%	12/6/00	-
R-5 Shares		3.31%	13.39%	8.87%	12/6/00	-
R-6 Shares		3.43%	13.63%	9.12%	11/25/14	12/6/00

What contributed to or detracted from Fund performance during the fiscal year?

Stock selection within the financials sector contributed. An average approximate 6% overweight to the information technology sector contributed to relative returns. The option's lower price volatility relative to the index was beneficial to performance. Poor stock selection in the consumer discretionary sector hampered returns the most. An average approximate 5% overweight to the industrial sector detracted from returns. The option's larger market capitalization relative to the index detracted from performance.

SmallCap S&P 600 Index Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
		1-Year	5-Year	10-Year
Class J Shares	Excluding Sales Charge	2.28%	13.68%	7.83%
	Including Sales Charge	1.33%	13.68%	7.83%
Institutional Shares		2.61%	14.15%	8.42%
R-1 Shares		1.75%	13.20%	7.51%
R-2 Shares		1.84%	13.34%	7.64%
R-3 Shares		2.05%	13.55%	7.84%
R-4 Shares		2.22%	13.76%	8.04%
R-5 Shares		2.38%	13.90%	8.17%

	What contributed to or detracted from Fund performance during the fiscal year?

Principal SmallCap S&P 600 Index Fund was in line with the S&P 600 Index. Eight of the ten economic sectors in the index posted positive returns, with the healthcare and utilities sectors providing the largest positive returns. Individual contributors included Cambrex Corp., ABIOMED, and Dycom Industries. The energy and materials sectors detracted the most as they recorded the worst returns. Allocation to Penn Virginia Corp., FXCM Inc., and Century Aluminum detracted.

SmallCap Value Fund II

Investment Advisor: Principal Management Corporation

Sub-Advisors: Dimensional Fund Advisors, LP; Los Angeles Capital Management and Equity Research, Inc.; Vaughan Nelson Investment Management, LP

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Performance of other share classes will differ.

Average Annual Total Returns* as of October 31, 2015
						Extended
					Inception
		1-Year	5-Year	10-Year		Performance
					Date
						Inception Date
Class J Shares	Excluding Sales Charge	1.16%	11.91%	6.16%	3/2/09	6/1/04
	Including Sales Charge	0.25%	11.91%	6.16%
Institutional Shares		1.64%	12.58%	6.95%	6/1/04	-
R-1 Shares		0.70%	11.58%	6.02%	11/1/04	6/1/04
R-2 Shares		0.95%	11.75%	6.17%	6/1/04	-
R-3 Shares		1.08%	11.94%	6.34%	6/1/04	-
R-4 Shares		1.24%	12.17%	6.56%	6/1/04	-
R-5 Shares		1.41%	12.29%	6.67%	6/1/04	-
R-6 Shares		1.56%	12.42%	6.81%	11/25/14	6/1/04

What contributed to or detracted from Fund performance during the fiscal year?

Overall stock selection across every sector contributed, led by the financials sector. An average approximate 6% overweight to the healthcare sector also contributed. A higher relative strength profile (an overweight to stocks exhibiting upward price movement during the trailing period) in relation to the index was beneficial to performance. A significant underweight of an average approximate 12% to the financials sector was a detractor from performance, as it was one of the better performing sectors in the index. Exposure to the energy sector also detracted as the sector was extremely negative for the year. Lastly, the portfolio's higher price volatility relative to the index detracted.

Tax-Exempt Bond Fund

Investment Advisor: Principal Management Corporation
Sub-Advisor: Principal Global Investors, LLC

Value of a $10,000 Investment* October 31, 2005 - October 31, 2015

Average Annual Total Returns* as of October 31, 2015
					Extended
	1-Year	5-Year	10-Year	Inception Date	Performance
					Inception Date
Institutional Shares	3.25%	4.65%	4.30%	5/18/15	1/03/77

What contributed to or detracted from Fund performance during the fiscal year?

Allocation to transportation contributed. Allocation to the tobacco holdings contributed. Exposure to inverse floaters (adjusts its coupon payment as the interest rates change) contributed. Allocation to tribal gaming holdings detracted. Allocation to housing and education holdings detracted.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	California		Core Plus		Diversified
Amounts in thousands, except per share amounts	Municipal Fund		Bond Fund(a)		International Fund
Investment in securities--at cost	$208,799		$4,480,739		$5,586,099
Foreign currency--at cost	$–		$377		$–
Assets
Investment in securities--at value	$225,917		$4,443,267		$6,116,717
Foreign currency--at value	–		378		–
Cash	7,060		183,717		–
Receivables:
Dividends and interest	2,739		30,270		22,781
Expense reimbursement from Manager	10		21		4
Expense reimbursement from Distributor	–		13		15
Foreign currency contracts	–		198		–
Fund shares sold	3,245		7,538		10,214
Investment securities sold	–		194,523		99,324
Variation margin on financial derivative instruments	–		460		–
Other assets	–		7		5
Prepaid directors' expenses	–		4		–
Total Assets	238,971		4,860,396		6,249,060
Liabilities
Accrued management and investment advisory fees	84		1,782		4,283
Accrued administrative service fees	–		6		6
Accrued distribution fees	56		74		116
Accrued service fees	–		28		34
Accrued transfer agent fees	6		190		302
Accrued professional fees	26		37		11
Accrued other expenses	16		108		210
Cash overdraft	–		–		35,410
Payables:
Deferred foreign tax	–		–		232
Dividends payable	1,106		7,162		–
Foreign currency contracts	–		52		–
Fund shares redeemed	582		9,122		6,675
Interest expense and fees payable	86		–		–
Investment securities purchased	1,833		586,182		23,944
Unrealized loss on unfunded loan commitments	N/A		–		N/A
Variation margin on financial derivative instruments	–		92		–
Floating rate notes issued	10,739		–		–
Total Liabilities	14,534		604,835		71,223
Net Assets Applicable to Outstanding Shares	$224,437		$4,255,561		$6,177,837
Net Assets Consist of:
Capital shares and additional paid-in-capital	$250,786		$4,419,345		$6,025,989
Accumulated undistributed (overdistributed) net investment income (loss)	406		1,553		73,133
Accumulated undistributed (overdistributed) net realized gain (loss)	(43,873)		(127,879)		(450,823)
Net unrealized appreciation (depreciation) of investments	17,118		(37,603)		530,386
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		145		(848)
Total Net Assets	$224,437		$4,255,561		$6,177,837
Capital Stock (par value: $.01 per share):
Shares authorized	600,000		1,060,000		1,525,000
Net Asset Value Per Share:
Class A: Net Assets	$201,572		$96,057		$242,162
Shares Issued and Outstanding	19,266		8,895		20,970
Net Asset Value per share	$10.46		$10.80		$11.55
Maximum Offering Price	$10.87		$11.22		$12.22
Class C: Net Assets	$16,014		$7,020		$14,376
Shares Issued and Outstanding	1,528		650		1,249
Net Asset Value per share	$10.48	(b)	$10.80	(b)	$11.51	(b)
Class J: Net Assets	N/A		$157,975		$181,039
Shares Issued and Outstanding			14,536		15,845
Net Asset Value per share			$10.87	(b)	$11.43	(b)
Class P: Net Assets	$6,710		N/A		$3,992
Shares Issued and Outstanding	642				348
Net Asset Value per share	$10.46				$11.48
Institutional: Net Assets	$141		$3,861,879		$5,579,231
Shares Issued and Outstanding	14		357,790		484,088
Net Asset Value per share	$10.46		$10.79		$11.53
R-1: Net Assets	N/A		$6,480		$5,298
Shares Issued and Outstanding			600		462
Net Asset Value per share			$10.79		$11.48
R-2: Net Assets	N/A		$11,029		$6,922
Shares Issued and Outstanding			1,032		606
Net Asset Value per share			$10.69		$11.43
R-3: Net Assets	N/A		$30,643		$37,260
Shares Issued and Outstanding			2,855		3,244
Net Asset Value per share			$10.73		$11.48
R-4: Net Assets	N/A		$23,662		$36,818
Shares Issued and Outstanding			2,164		3,159
Net Asset Value per share			$10.93		$11.66
R-5: Net Assets	N/A		$60,816		$70,739
Shares Issued and Outstanding			5,660		6,079
Net Asset Value per share			$10.74		$11.64

(a)	Effective August 31, 2015, Bond & Mortgage Securities Fund changed its name to Core Plus Bond Fund.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

			Global Diversified	Global Real Estate
Amounts in thousands, except per share amounts	Equity Income Fund		Income Fund	Securities Fund
Investment in securities--at cost	$3,842,795		$11,502,768	$2,644,503
Foreign currency--at cost	$–		$17,022	$–
Assets
Investment in securities--at value	$5,477,903		$11,216,213	$2,927,595
Foreign currency--at value	–		16,888	–
Cash	869		11,338	–
Deposits with counterparty	–		45,144	–
Receivables:
Dividends and interest	7,751		120,819	1,790
Expense reimbursement from Manager	–		–	5
Foreign currency contracts	–		8,913	–
Fund shares sold	924		54,288	6,922
Investment securities sold	–		183,401	34,541
Other assets	2		–	–
Prepaid directors' expenses	1		–	1
Total Assets	5,487,450		11,657,004	2,970,854
Liabilities
Accrued management and investment advisory fees	2,317		6,913	2,124
Accrued administrative service fees	9		–	–
Accrued distribution fees	376		2,777	81
Accrued service fees	63		–	–
Accrued transfer agent fees	369		1,813	215
Accrued professional fees	17		35	20
Accrued other expenses	101		690	82
Cash overdraft	–		–	2,314
Payables:
Dividends payable	–		37,609	–
Foreign currency contracts	–		2,891	–
Fund shares redeemed	5,889		35,091	5,008
Investment securities purchased	–		169,820	6,333
Options and swaptions contracts written (premiums received $0, $14,021 and $0)	–		19,948	–
OTC swap agreements--at value (premiums received $0, $2,379 and $0)	–		4,100	–
Unrealized loss on unfunded loan commitments	N/A		–	N/A
Total Liabilities	9,141		281,687	16,177
Net Assets Applicable to Outstanding Shares	$5,478,309		$11,375,317	$2,954,677
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,822,744		$11,645,616	$2,620,105
Accumulated undistributed (overdistributed) net investment income (loss)	32,422		119,525	(8,869)
Accumulated undistributed (overdistributed) net realized gain (loss)	(11,966)		(101,649)	60,369
Net unrealized appreciation (depreciation) of investments	1,635,108		(294,203)	283,092
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	1		6,028	(20)
Total Net Assets	$5,478,309		$11,375,317	$2,954,677
Capital Stock (par value: $.01 per share):
Shares authorized	1,700,000		1,850,000	725,000
Net Asset Value Per Share:
Class A: Net Assets	$942,277		$2,353,934	$146,690
Shares Issued and Outstanding	36,516		173,224	16,766
Net Asset Value per share	$25.80		$13.59	$8.75
Maximum Offering Price	$27.30		$14.12	$9.26
Class C: Net Assets	$189,402		$2,677,807	$59,807
Shares Issued and Outstanding	7,510		198,140	7,035
Net Asset Value per share	$25.22	(a)	$13.51 (a)	$8.50 (a)
Class P: Net Assets	$125,785		$2,972,152	$226,953
Shares Issued and Outstanding	4,873		219,776	24,390
Net Asset Value per share	$25.81		$13.52	$9.31
Institutional: Net Assets	$3,921,558		$3,371,424	$2,521,188
Shares Issued and Outstanding	151,801		249,062	270,597
Net Asset Value per share	$25.83		$13.54	$9.32
R-1: Net Assets	$3,194		N/A	N/A
Shares Issued and Outstanding	124
Net Asset Value per share	$25.71
R-2: Net Assets	$5,605		N/A	N/A
Shares Issued and Outstanding	217
Net Asset Value per share	$25.79
R-3: Net Assets	$68,044		N/A	N/A
Shares Issued and Outstanding	2,645
Net Asset Value per share	$25.73
R-4: Net Assets	$56,958		N/A	N/A
Shares Issued and Outstanding	2,210
Net Asset Value per share	$25.77
R-5: Net Assets	$165,486		N/A	N/A
Shares Issued and Outstanding	6,412
Net Asset Value per share	$25.81
R-6: Net Assets	N/A		N/A	$39
Shares Issued and Outstanding				4
Net Asset Value per share				$9.32

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	Government & High
Amounts in thousands, except per share amounts	Quality Bond Fund	High Yield Fund	High Yield Fund I
Investment in securities--at cost	$1,574,514	$3,788,780	$912,500
Foreign currency--at cost	$–	$1,442	$–
Assets
Investment in securities--at value	$1,572,410	$3,578,652	$865,061
Foreign currency--at value	–	1,434	–
Cash	–	293	438
Receivables:
Dividends and interest	7,686	61,758	14,269
Expense reimbursement from Manager	7	–	–
Expense reimbursement from Distributor	36	–	–
Foreign currency contracts	–	538	–
Fund shares sold	5,241	22,830	5,221
Investment securities sold	–	19,837	5,419
Variation margin on financial derivative instruments	–	79	–
Other assets	19	–	–
Prepaid directors' expenses	1	2	2
Total Assets	1,585,400	3,685,423	890,410
Liabilities
Accrued management and investment advisory fees	657	1,500	470
Accrued administrative service fees	3	–	–
Accrued distribution fees	144	557	1
Accrued service fees	13	–	–
Accrued transfer agent fees	146	1,122	29
Accrued professional fees	24	32	31
Accrued other expenses	62	265	17
Cash overdraft	199	–	–
Payables:
Dividends payable	4,529	16,516	3,871
Fund shares redeemed	1,804	7,376	1,148
Investment securities purchased	28,336	23,763	8,480
Unrealized loss on unfunded loan commitments	N/A	–	N/A
Total Liabilities	35,917	51,131	14,047
Net Assets Applicable to Outstanding Shares	$1,549,483	$3,634,292	$876,363
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,613,430	$3,864,656	$944,251
Accumulated undistributed (overdistributed) net investment income (loss)	(2,451)	(1,435)	444
Accumulated undistributed (overdistributed) net realized gain (loss)	(59,392)	(19,608)	(20,893)
Net unrealized appreciation (depreciation) of investments	(2,104)	(209,841)	(47,439)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	520	–
Total Net Assets	$1,549,483	$3,634,292	$876,363
Capital Stock (par value: $.01 per share):
Shares authorized	1,175,000	1,700,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	$291,241	$1,039,461	$3,981
Shares Issued and Outstanding	26,641	145,136	413
Net Asset Value per share	$10.93	$7.16	$9.64
Maximum Offering Price	$11.18	$7.44	$10.02
Class C: Net Assets	$54,699	$415,004	N/A
Shares Issued and Outstanding	5,010	57,412
Net Asset Value per share	$10.92 (a)	$7.23 (a)
Class J: Net Assets	$133,414	N/A	N/A
Shares Issued and Outstanding	12,188
Net Asset Value per share	$10.95 (a)
Class P: Net Assets	$8,300	$538,738	N/A
Shares Issued and Outstanding	757	75,209
Net Asset Value per share	$10.96	$7.16
Institutional: Net Assets	$1,001,014	$1,641,089	$872,382
Shares Issued and Outstanding	91,536	230,525	90,400
Net Asset Value per share	$10.94	$7.12	$9.65
R-1: Net Assets	$2,703	N/A	N/A
Shares Issued and Outstanding	247
Net Asset Value per share	$10.94
R-2: Net Assets	$7,499	N/A	N/A
Shares Issued and Outstanding	685
Net Asset Value per share	$10.94
R-3: Net Assets	$17,243	N/A	N/A
Shares Issued and Outstanding	1,576
Net Asset Value per share	$10.94
R-4: Net Assets	$10,391	N/A	N/A
Shares Issued and Outstanding	949
Net Asset Value per share	$10.95
R-5: Net Assets	$22,979	N/A	N/A
Shares Issued and Outstanding	2,099
Net Asset Value per share	$10.95

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

					International
			Inflation		Emerging
Amounts in thousands, except per share amounts	Income Fund		Protection Fund		Markets Fund
Investment in securities--at cost	$3,110,861		$1,691,437		$1,222,898
Foreign currency--at cost	$–		$59,680		$ –
Assets
Investment in securities--at value	$3,125,451		$1,642,275		$1,183,479
Foreign currency--at value	–		59,560		–
Cash	272		–		–
Deposits with counterparty	–		2,619		–
Receivables:
Dividends and interest	26,777		3,125		408
Expense reimbursement from Manager	4		6		2
Expense reimbursement from Distributor	8		1		9
Foreign currency contracts	–		5,659		–
Foreign tax refund	–		–		143
Fund shares sold	10,053		2,136		1,674
Interfund lending	–		–		50
Investment securities sold	–		7,207		7,999
Variation margin on financial derivative instruments	–		136		–
Total Assets	3,162,565		1,722,724		1,193,764
Liabilities
Accrued management and investment advisory fees	1,280		529		1,191
Accrued administrative service fees	7		1		2
Accrued distribution fees	145		9		51
Accrued service fees	26		3		11
Accrued transfer agent fees	162		29		181
Accrued professional fees	23		23		7
Accrued other expenses	57		52		127
Cash overdraft	–		–		3,497
Payables:
Deferred foreign tax	–		–		389
Dividends payable	8,361		–		–
Foreign currency contracts	–		4,184		–
Fund shares redeemed	4,861		2,319		1,844
Investment securities purchased	–		65,063		161
Options and swaptions contracts written (premiums received $0, $6,222 and $0)	–		4,675		–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		286		–
Variation margin on financial derivative instruments	–		226		–
Total Liabilities	14,922		77,399		7,461
Net Assets Applicable to Outstanding Shares	$3,147,643		$1,645,325		$1,186,303
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,173,778		$1,714,083		$1,341,072
Accumulated undistributed (overdistributed) net investment income (loss)	(7,102)		11,980		6,805
Accumulated undistributed (overdistributed) net realized gain (loss)	(33,623)		(32,478)		(122,049)
Net unrealized appreciation (depreciation) of investments	14,590		(49,616)		(39,665)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		1,356		140
Total Net Assets	$3,147,643		$1,645,325		$1,186,303
Capital Stock (par value: $.01 per share):
Shares authorized	1,125,000		900,000		900,000
Net Asset Value Per Share:
Class A: Net Assets	$265,113		$13,490		$78,797
Shares Issued and Outstanding	27,964		1,628		3,688
Net Asset Value per share	$9.48		$8.29		$21.37
Maximum Offering Price	$9.70		$8.61		$22.61
Class C: Net Assets	$64,349		$3,834		$9,388
Shares Issued and Outstanding	6,750		480		459
Net Asset Value per share	$9.53	(a)	$7.99	(a)	$20.45	(a)
Class J: Net Assets	$92,169		$7,516		$99,723
Shares Issued and Outstanding	9,700		927		4,839
Net Asset Value per share	$9.50	(a)	$8.11	(a)	$20.61	(a)
Class P: Net Assets	$20,563		N/A		$1,279
Shares Issued and Outstanding	2,164				60
Net Asset Value per share	$9.50				$21.22
Institutional: Net Assets	$2,576,219		$1,608,193		$948,114
Shares Issued and Outstanding	271,009		192,582		44,631
Net Asset Value per share	$9.51		$8.35		$21.24
R-1: Net Assets	$15,740		$693		$2,842
Shares Issued and Outstanding	1,655		87		135
Net Asset Value per share	$9.51		$8.00		$21.08
R-2: Net Assets	$2,867		$533		$3,777
Shares Issued and Outstanding	301		66		180
Net Asset Value per share	$9.52		$8.04		$20.95
R-3: Net Assets	$33,494		$4,825		$10,805
Shares Issued and Outstanding	3,517		594		512
Net Asset Value per share	$9.52		$8.12		$21.10
R-4: Net Assets	$23,620		$1,982		$8,922
Shares Issued and Outstanding	2,482		242		421
Net Asset Value per share	$9.52		$8.19		$21.20
R-5: Net Assets	$46,970		$4,259		$22,656
Shares Issued and Outstanding	4,944		516		1,066
Net Asset Value per share	$9.50		$8.25		$21.26
R-6: Net Assets	$6,539		N/A		N/A
Shares Issued and Outstanding	688
Net Asset Value per share	$9.50

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

		LargeCap		LargeCap
Amounts in thousands, except per share amounts	International Fund I	Growth Fund		Growth Fund I
Investment in securities--at cost	$343,000	$2,169,564		$5,564,592
Assets
Investment in securities--at value	$378,709	$2,879,331		$7,359,830
Deposits with counterparty	651	–		11,204
Receivables:
Dividends and interest	2,076	1,021		2,507
Expense reimbursement from Manager	–	2		103
Expense reimbursement from Distributor	–	6		10
Fund shares sold	63	192		1,651
Investment securities sold	–	108,155		37,899
Other assets	–	12		–
Prepaid directors' expenses	–	1		4
Total Assets	381,499	2,988,720		7,413,208
Liabilities
Accrued management and investment advisory fees	290	1,513		3,645
Accrued administrative service fees	2	4		19
Accrued distribution fees	4	117		74
Accrued service fees	5	23		122
Accrued transfer agent fees	35	457		399
Accrued custodian fees	17	–		–
Accrued professional fees	16	17		18
Accrued other expenses	27	56		65
Payables:
Fund shares redeemed	211	2,390		12,279
Investment securities purchased	–	41,645		55,257
Variation margin on financial derivative instruments	41	–		1,042
Total Liabilities	648	46,222		72,920
Net Assets Applicable to Outstanding Shares	$380,851	$2,942,498		$7,340,288
Net Assets Consist of:
Capital shares and additional paid-in-capital	$656,481	$1,887,577		$4,578,599
Accumulated undistributed (overdistributed) net investment income (loss)	2,799	3,670		1,122
Accumulated undistributed (overdistributed) net realized gain (loss)	(314,985)	341,484		952,963
Net unrealized appreciation (depreciation) of investments	36,712	709,767		1,807,604
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(156)	–		–
Total Net Assets	$380,851	$2,942,498		$7,340,288
Capital Stock (par value: $.01 per share):
Shares authorized	700,000	1,335,000		1,170,000
Net Asset Value Per Share:
Class A: Net Assets	$5,303	$380,233		$14,606
Shares Issued and Outstanding	394	34,753		1,097
Net Asset Value per share	$13.45	$10.94		$13.31
Maximum Offering Price	$14.23	$11.58		$14.08
Class C: Net Assets	N/A	$18,986		N/A
Shares Issued and Outstanding		1,888
Net Asset Value per share		$10.06	(a)
Class J: Net Assets	N/A	$69,824		$123,054
Shares Issued and Outstanding		6,735		10,515
Net Asset Value per share		$10.37	(a)	$11.70	(a)
Class P: Net Assets	$34,612	$11,686		$1,300
Shares Issued and Outstanding	2,562	1,033		96
Net Asset Value per share	$13.51	$11.31		$13.46
Institutional: Net Assets	$316,421	$2,352,018		$6,608,588
Shares Issued and Outstanding	23,385	206,722		489,925
Net Asset Value per share	$13.53	$11.38		$13.49
R-1: Net Assets	$3,710	$5,815		$8,078
Shares Issued and Outstanding	276	553		660
Net Asset Value per share	$13.42	$10.52		$12.23
R-2: Net Assets	$3,189	$5,386		$16,204
Shares Issued and Outstanding	237	504		1,354
Net Asset Value per share	$13.48	$10.69		$11.97
R-3: Net Assets	$4,721	$19,280		$152,222
Shares Issued and Outstanding	350	1,661		12,005
Net Asset Value per share	$13.47	$11.61		$12.68
R-4: Net Assets	$3,651	$14,853		$94,343
Shares Issued and Outstanding	271	1,285		7,369
Net Asset Value per share	$13.49	$11.56		$12.80
R-5: Net Assets	$9,244	$64,417		$320,510
Shares Issued and Outstanding	685	5,626		24,397
Net Asset Value per share	$13.49	$11.45		$13.14
R-6: Net Assets	N/A	N/A		$1,383
Shares Issued and Outstanding				103
Net Asset Value per share				$13.49

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	LargeCap		LargeCap S&P 500		LargeCap
Amounts in thousands, except per share amounts	Growth Fund II		Index Fund		Value Fund
Investment in securities--at cost	$588,285		$3,270,043		$2,273,785
Assets
Investment in securities--at value	$640,448		$4,912,823		$2,485,843
Cash	–		463		1,872
Deposits with counterparty	1,100		–		–
Receivables:
Dividends and interest	379		5,071		1,864
Expense reimbursement from Manager	23		5		3
Expense reimbursement from Distributor	3		43		6
Fund shares sold	30		21,928		412
Investment securities sold	9,385		946		–
Other assets	–		2		28
Prepaid directors' expenses	1		–		3
Total Assets	651,369		4,941,281		2,490,031
Liabilities
Accrued management and investment advisory fees	470		609		861
Accrued administrative service fees	1		31		1
Accrued distribution fees	9		244		64
Accrued service fees	4		182		4
Accrued transfer agent fees	10		277		165
Accrued directors' expenses	–		1		–
Accrued professional fees	17		17		17
Accrued other expenses	9		104		54
Payables:
Fund shares redeemed	217		17,071		3,653
Investment securities purchased	8,583		–		2,576
Variation margin on financial derivative instruments	105		383		–
Total Liabilities	9,425		18,919		7,395
Net Assets Applicable to Outstanding Shares	$641,944		$4,922,362		$2,482,636
Net Assets Consist of:
Capital shares and additional paid-in-capital	$417,252		$3,237,760		$1,968,768
Accumulated undistributed (overdistributed) net investment income (loss)	2,634		62,433		39,643
Accumulated undistributed (overdistributed) net realized gain (loss)	169,301		(25,363)		262,167
Net unrealized appreciation (depreciation) of investments	52,757		1,647,532		212,058
Total Net Assets	$641,944		$4,922,362		$2,482,636
Capital Stock (par value: $.01 per share):
Shares authorized	540,000		950,000		1,000,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$269,123		$202,026
Shares Issued and Outstanding			18,196		15,849
Net Asset Value per share			$14.79		$12.75
Maximum Offering Price			$15.02		$13.49
Class C: Net Assets	N/A		$32,500		$7,233
Shares Issued and Outstanding			2,243		583
Net Asset Value per share			$14.49	(a)	$12.41	(a)
Class J: Net Assets	$33,873		$518,099		$68,986
Shares Issued and Outstanding	4,389		35,351		5,506
Net Asset Value per share	$7.72	(a)	$14.66	(a)	$12.53	(a)
Class P: Net Assets	N/A		N/A		$273
Shares Issued and Outstanding					22
Net Asset Value per share					$12.72
Institutional: Net Assets	$590,069		$3,232,141		$2,187,554
Shares Issued and Outstanding	65,149		218,369		171,591
Net Asset Value per share	$9.06		$14.80		$12.75
R-1: Net Assets	$1,358		$21,157		$1,384
Shares Issued and Outstanding	162		1,439		110
Net Asset Value per share	$8.40		$14.70		$12.60
R-2: Net Assets	$1,559		$30,689		$2,048
Shares Issued and Outstanding	194		2,074		162
Net Asset Value per share	$8.04		$14.80		$12.64
R-3: Net Assets	$6,719		$217,562		$3,815
Shares Issued and Outstanding	809		14,725		302
Net Asset Value per share	$8.31		$14.78		$12.63
R-4: Net Assets	$2,186		$219,215		$2,116
Shares Issued and Outstanding	254		14,783		167
Net Asset Value per share	$8.61		$14.83		$12.62
R-5: Net Assets	$6,180		$381,876		$7,201
Shares Issued and Outstanding	707		25,538		565
Net Asset Value per share	$8.74		$14.95		$12.75

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	October 31, 2015

		LargeCap				MidCap
Amounts in thousands, except per share amounts		Value Fund III		MidCap Fund		Growth Fund
Investment in securities--at cost		$1,773,145		$8,895,327		$135,995
Assets
Investment in securities--at value		$1,899,957		$11,133,689		$145,770	(a)
Cash		409		47		–
Deposits with counterparty		3,100		–		–
Receivables:
Dividends and interest		2,901		3,879		36
Expense reimbursement from Manager		19		–		–
Expense reimbursement from Distributor		6		23		6
Fund shares sold		345		45,404		305
Investment securities sold		18,732		24,289		2,819
Other assets		–		6		–
Prepaid directors' expenses		3		–		–
	Total Assets	1,925,472		11,207,337		148,936
Liabilities
Accrued management and investment advisory fees		1,225		5,433		79
Accrued administrative service fees		3		35		2
Accrued distribution fees		21		832		18
Accrued service fees		8		150		8
Accrued transfer agent fees		23		1,492		24
Accrued professional fees		24		19		16
Accrued other expenses		38		513		14
Payables:
Fund shares redeemed		3,167		17,217		431
Investment securities purchased		12,308		29,085		2,981
Variation margin on financial derivative instruments		314		–		–
Collateral obligation on securities loaned, at value		–		–		2,365
	Total Liabilities	17,131		54,776		5,938
Net Assets Applicable to Outstanding Shares		$1,908,341		$11,152,561		$142,998
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,624,654		$8,207,190		$127,208
Accumulated undistributed (overdistributed) net investment income (loss)		26,760		9,383		–
Accumulated undistributed (overdistributed) net realized gain (loss)		125,908		697,626		6,015
Net unrealized appreciation (depreciation) of investments		131,019		2,238,362		9,775
	Total Net Assets	$1,908,341		$11,152,561		$142,998
Capital Stock (par value: $.01 per share):
Shares authorized		520,000		1,775,000		325,000
Net Asset Value Per Share:
Class A: Net Assets		N/A		$1,995,620		N/A
Shares Issued and Outstanding				89,704
Net Asset Value per share				$22.25
Maximum Offering Price				$23.54
Class C: Net Assets		N/A		$346,242		N/A
Shares Issued and Outstanding				16,674
Net Asset Value per share				$20.77	(b)
Class J: Net Assets		$72,661		$278,993		$65,375
Shares Issued and Outstanding		4,663		12,996		11,191
Net Asset Value per share		$15.58	(b)	$21.47	(b)	$5.84	(b)
Class P: Net Assets		N/A		$2,478,644		N/A
Shares Issued and Outstanding				109,948
Net Asset Value per share				$22.54
Institutional: Net Assets		$1,796,638		$5,328,050		$37,603
Shares Issued and Outstanding		113,780		235,703		5,189
Net Asset Value per share		$15.79		$22.60		$7.25
R-1: Net Assets		$4,604		$58,620		$1,607
Shares Issued and Outstanding		294		2,777		263
Net Asset Value per share		$15.68		$21.11		$6.12
R-2: Net Assets		$5,018		$34,310		$3,642
Shares Issued and Outstanding		320		1,609		556
Net Asset Value per share		$15.67		$21.33		$6.54
R-3: Net Assets		$11,864		$151,776		$11,746
Shares Issued and Outstanding		728		6,930		1,701
Net Asset Value per share		$16.29		$21.90		$6.91
R-4: Net Assets		$6,276		$154,669		$5,296
Shares Issued and Outstanding		399		6,859		732
Net Asset Value per share		$15.74		$22.55		$7.24
R-5: Net Assets		$11,280		$325,637		$17,729
Shares Issued and Outstanding		711		14,550		2,370
Net Asset Value per share		$15.86		$22.38		$7.48

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	MidCap		MidCap S&P 400		MidCap
Amounts in thousands, except per share amounts	Growth Fund III		Index Fund		Value Fund I
Investment in securities--at cost	$1,297,191		$994,086		$1,735,355
Assets
Investment in securities--at value	$1,388,658		$1,209,218		$1,746,201
Cash	1		–		30
Deposits with counterparty	3,300		771		3,300
Receivables:
Dividends and interest	435		627		884
Expense reimbursement from Manager	26		–		87
Expense reimbursement from Distributor	3		8		6
Fund shares sold	170		5,091		216
Investment securities sold	5,926		3,285		14,977
Variation margin on financial derivative instruments	14		10		12
Prepaid directors' expenses	1		1		–
Total Assets	1,398,534		1,219,011		1,765,713
Liabilities
Accrued management and investment advisory fees	1,132		148		1,419
Accrued administrative service fees	2		19		6
Accrued distribution fees	12		64		27
Accrued service fees	8		99		29
Accrued transfer agent fees	12		70		88
Accrued professional fees	17		16		17
Accrued other expenses	26		15		44
Payables:
Fund shares redeemed	3,531		5,741		892
Investment securities purchased	4,138		28,565		35,398
Variation margin on financial derivative instruments	–		6		–
Total Liabilities	8,878		34,743		37,920
Net Assets Applicable to Outstanding Shares	$1,389,656		$1,184,268		$1,727,793
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,220,361		$881,893		$1,555,692
Accumulated undistributed (overdistributed) net investment income (loss)	(3,475)		9,572		7,308
Accumulated undistributed (overdistributed) net realized gain (loss)	79,104		77,510		152,871
Net unrealized appreciation (depreciation) of investments	93,666		215,293		11,922
Total Net Assets	$1,389,656		$1,184,268		$1,727,793
Capital Stock (par value: $.01 per share):
Shares authorized	625,000		425,000		525,000
Net Asset Value Per Share:
Class J: Net Assets	$35,147		$93,241		$70,488
Shares Issued and Outstanding	3,959		4,897		4,998
Net Asset Value per share	$8.88	(a)	$19.04	(a)	$14.10	(a)
Institutional: Net Assets	$1,319,604		$621,745		$1,518,632
Shares Issued and Outstanding	126,589		31,889		106,506
Net Asset Value per share	$10.42		$19.50		$14.26
R-1: Net Assets	$2,914		$19,225		$5,378
Shares Issued and Outstanding	322		1,000		392
Net Asset Value per share	$9.04		$19.23		$13.72
R-2: Net Assets	$4,233		$17,423		$9,423
Shares Issued and Outstanding	453		882		682
Net Asset Value per share	$9.34		$19.75		$13.82
R-3: Net Assets	$8,561		$114,367		$29,970
Shares Issued and Outstanding	857		5,802		2,136
Net Asset Value per share	$9.99		$19.71		$14.03
R-4: Net Assets	$8,250		$119,042		$27,448
Shares Issued and Outstanding	809		6,021		1,951
Net Asset Value per share	$10.20		$19.77		$14.07
R-5: Net Assets	$10,947		$199,225		$66,454
Shares Issued and Outstanding	1,038		9,998		4,696
Net Asset Value per share	$10.55		$19.93		$14.15

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	MidCap		Money
Amounts in thousands, except per share amounts	Value Fund III		Market Fund		Overseas Fund
Investment in securities--at cost	$967,796		$1,003,430		$2,668,637
Assets
Investment in securities--at value	$1,053,917		$1,003,430		$2,642,800
Cash	6		95		–
Deposits with counterparty	2,800		–		4,602
Receivables:
Dividends and interest	750		68		12,562
Expense reimbursement from Manager	19		240		67
Expense reimbursement from Distributor	9		72		–
Fund shares sold	406		1,053		507
Investment securities sold	3,079		–		5,217
Variation margin on financial derivative instruments	12		–		–
Other assets	–		26		–
Prepaid directors' expenses	–		–		1
Total Assets	1,060,998		1,004,984		2,665,756
Liabilities
Accrued management and investment advisory fees	561		347		2,376
Accrued administrative service fees	2		–		–
Accrued distribution fees	30		72		–
Accrued service fees	14		–		–
Accrued transfer agent fees	73		205		64
Accrued professional fees	17		23		18
Accrued other expenses	26		59		78
Cash overdraft	–		–		547
Payables:
Fund shares redeemed	1,741		4,063		4,211
Investment securities purchased	6,043		–		2,843
Variation margin on financial derivative instruments	–		–		275
Total Liabilities	8,507		4,769		10,412
Net Assets Applicable to Outstanding Shares	$1,052,491		$1,000,215		$2,655,344
Net Assets Consist of:
Capital shares and additional paid-in-capital	$926,127		$1,038,661		$2,590,447
Accumulated undistributed (overdistributed) net investment income (loss)	8,971		–		42,825
Accumulated undistributed (overdistributed) net realized gain (loss)	29,769		(38,446)		45,612
Net unrealized appreciation (depreciation) of investments	87,624		–		(22,605)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		–		(935)
Total Net Assets	$1,052,491		$1,000,215		$2,655,344
Capital Stock (par value: $.01 per share):
Shares authorized	550,000		8,400,000		600,000
Net Asset Value Per Share:
Class A: Net Assets	$12,058		$465,970		N/A
Shares Issued and Outstanding	635		465,858
Net Asset Value per share	$19.00		$1.00
Maximum Offering Price	$20.11		$1.00
Class C: Net Assets	N/A		$19,896		N/A
Shares Issued and Outstanding			19,891
Net Asset Value per share			$1.00	(a)
Class J: Net Assets	$104,787		$254,240		N/A
Shares Issued and Outstanding	5,798		254,179
Net Asset Value per share	$18.07	(a)	$1.00	(a)
Class P: Net Assets	$158		N/A		N/A
Shares Issued and Outstanding	8
Net Asset Value per share	$19.12
Institutional: Net Assets	$866,866		$260,109		$2,654,066
Shares Issued and Outstanding	45,241		260,047		260,878
Net Asset Value per share	$19.16		$1.00		$10.17
R-1: Net Assets	$1,496		N/A		$12
Shares Issued and Outstanding	82				1
Net Asset Value per share	$18.14				$10.07
R-2: Net Assets	$2,204		N/A		$12
Shares Issued and Outstanding	121				1
Net Asset Value per share	$18.27				$10.09
R-3: Net Assets	$15,024		N/A		$281
Shares Issued and Outstanding	827				28
Net Asset Value per share	$18.16				$10.08
R-4: Net Assets	$18,262		N/A		$461
Shares Issued and Outstanding	1,014				45
Net Asset Value per share	$18.01				$10.12
R-5: Net Assets	$27,790		N/A		$512
Shares Issued and Outstanding	1,529				50
Net Asset Value per share	$18.18				$10.12
R-6: Net Assets	$3,846		N/A		N/A
Shares Issued and Outstanding	201
Net Asset Value per share	$19.16

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	Principal Capital		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	Appreciation Fund		2010 Fund		2015 Fund
Investment in securities--at cost	$1,476,754		$–		$–
Investment in affiliated Funds--at cost	$–		$1,286,628		$727,947
Assets
Investment in securities--at value	$2,647,725		$–		$–
Investment in affiliated Funds--at value	–		1,380,620		831,959
Cash	209		–		–
Receivables:
Dividends and interest	1,985		1,225		620
Expense reimbursement from Manager	–		4		–
Expense reimbursement from Distributor	–		21		–
Fund shares sold	463		533		841
Investment securities sold	3,560		5,008		–
Other assets	5		–		–
Prepaid directors' expenses	1		1		1
Total Assets	2,653,948		1,387,412		833,421
Liabilities
Accrued management and investment advisory fees	978		35		22
Accrued administrative service fees	5		11		12
Accrued distribution fees	244		85		29
Accrued service fees	25		46		50
Accrued transfer agent fees	342		32		3
Accrued professional fees	26		3		13
Accrued other expenses	65		19		4
Payables:
Fund shares redeemed	2,622		5,541		614
Investment securities purchased	12,132		1,225		848
Total Liabilities	16,439		6,997		1,595
Net Assets Applicable to Outstanding Shares	$2,637,509		$1,380,415		$831,826
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,329,713		$1,236,443		$669,734
Accumulated undistributed (overdistributed) net investment income (loss)	28,230		11,440		5,663
Accumulated undistributed (overdistributed) net realized gain (loss)	108,595		38,540		52,417
Net unrealized appreciation (depreciation) of investments	1,170,971		93,992		104,012
Total Net Assets	$2,637,509		$1,380,415		$831,826
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		650,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$933,710		$42,365		N/A
Shares Issued and Outstanding	15,757		3,126
Net Asset Value per share	$59.26		$13.55
Maximum Offering Price	$62.71		$14.08
Class C: Net Assets	$48,298		N/A		N/A
Shares Issued and Outstanding	991
Net Asset Value per share	$48.72	(a)
Class J: Net Assets	N/A		$249,105		N/A
Shares Issued and Outstanding			18,536
Net Asset Value per share			$13.44	(a)
Class P: Net Assets	$33,658		N/A		N/A
Shares Issued and Outstanding	561
Net Asset Value per share	$60.00
Institutional: Net Assets	$1,501,149		$871,781		$594,985
Shares Issued and Outstanding	24,933		64,557		55,317
Net Asset Value per share	$60.21		$13.50		$10.76
R-1: Net Assets	$4,282		$12,141		$10,613
Shares Issued and Outstanding	72		907		1,014
Net Asset Value per share	$59.14		$13.38		$10.47
R-2: Net Assets	$3,797		$12,072		$11,945
Shares Issued and Outstanding	64		902		1,135
Net Asset Value per share	$59.28		$13.39		$10.52
R-3: Net Assets	$35,202		$64,152		$88,009
Shares Issued and Outstanding	594		4,802		8,360
Net Asset Value per share	$59.22		$13.36		$10.53
R-4: Net Assets	$23,003		$38,245		$53,197
Shares Issued and Outstanding	386		2,854		5,020
Net Asset Value per share	$59.66		$13.40		$10.60
R-5: Net Assets	$54,410		$90,554		$73,077
Shares Issued and Outstanding	909		6,743		6,878
Net Asset Value per share	$59.86		$13.43		$10.62

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2020 Fund		2025 Fund	2030 Fund
Investment in affiliated Funds--at cost	$5,746,455		$1,400,573	$6,068,751
Assets
Investment in affiliated Funds--at value	$6,242,851		$1,557,122	$6,696,258
Receivables:
Dividends and interest	3,831		728	2,484
Expense reimbursement from Manager	5		–	8
Expense reimbursement from Distributor	76		–	88
Fund shares sold	2,543		567	2,484
Investment securities sold	16,588		1,009	21,839
Prepaid directors' expenses	9		–	2
Total Assets	6,265,903		1,559,426	6,723,163
Liabilities
Accrued management and investment advisory fees	157		39	169
Accrued administrative service fees	46		21	43
Accrued distribution fees	321		54	342
Accrued service fees	214		88	205
Accrued transfer agent fees	128		8	161
Accrued professional fees	5		14	4
Accrued other expenses	39		4	50
Payables:
Fund shares redeemed	19,129		1,574	24,322
Investment securities purchased	3,831		729	2,484
Total Liabilities	23,870		2,531	27,780
Net Assets Applicable to Outstanding Shares	$6,242,033		$1,556,895	$6,695,383
Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,323,925		$1,290,602	$5,581,365
Accumulated undistributed (overdistributed) net investment income (loss)	36,621		7,315	24,650
Accumulated undistributed (overdistributed) net realized gain (loss)	385,091		102,429	461,861
Net unrealized appreciation (depreciation) of investments	496,396		156,549	627,507
Total Net Assets	$6,242,033		$1,556,895	$6,695,383
Capital Stock (par value: $.01 per share):
Shares authorized	1,125,000		400,000	1,225,000
Net Asset Value Per Share:
Class A: Net Assets	$133,985		N/A	$125,826
Shares Issued and Outstanding	9,411			8,716
Net Asset Value per share	$14.24			$14.44
Maximum Offering Price	$15.07			$15.28
Class J: Net Assets	$900,725		N/A	$1,046,222
Shares Issued and Outstanding	63,867			72,811
Net Asset Value per share	$14.10	(a)		$14.37	(a)
Institutional: Net Assets	$4,195,249		$1,139,392	$4,549,028
Shares Issued and Outstanding	295,719		101,976	315,352
Net Asset Value per share	$14.19		$11.17	$14.43
R-1: Net Assets	$46,993		$16,680	$41,478
Shares Issued and Outstanding	3,347		1,528	2,908
Net Asset Value per share	$14.04		$10.92	$14.26
R-2: Net Assets	$57,059		$21,044	$59,122
Shares Issued and Outstanding	4,071		1,922	4,137
Net Asset Value per share	$14.02		$10.95	$14.29
R-3: Net Assets	$277,010		$173,313	$250,480
Shares Issued and Outstanding	19,753		15,804	17,482
Net Asset Value per share	$14.02		$10.97	$14.33
R-4: Net Assets	$197,589		$80,896	$200,722
Shares Issued and Outstanding	14,050		7,317	13,608
Net Asset Value per share	$14.06		$11.06	$14.75
R-5: Net Assets	$433,423		$125,570	$422,505
Shares Issued and Outstanding	30,734		11,315	29,362
Net Asset Value per share	$14.10		$11.10	$14.39

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	Principal LifeTime	Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2035 Fund	2040 Fund		2045 Fund
Investment in affiliated Funds--at cost	$1,033,112	$3,810,104		$654,281
Assets
Investment in affiliated Funds--at value	$1,198,777	$4,412,323		$745,920
Receivables:
Dividends and interest	323	944		128
Expense reimbursement from Manager	–	9		–
Expense reimbursement from Distributor	–	51		–
Fund shares sold	1,760	2,845		1,433
Investment securities sold	–	10,000		–
Prepaid directors' expenses	–	2		–
Total Assets	1,200,860	4,426,174		747,481
Liabilities
Accrued management and investment advisory fees	30	111		19
Accrued administrative service fees	15	28		9
Accrued distribution fees	38	209		22
Accrued service fees	65	137		41
Accrued transfer agent fees	7	134		5
Accrued professional fees	14	4		14
Accrued other expenses	4	49		6
Payables:
Fund shares redeemed	622	12,828		129
Investment securities purchased	1,458	944		1,429
Total Liabilities	2,253	14,444		1,674
Net Assets Applicable to Outstanding Shares	$1,198,607	$4,411,730		$745,807
Net Assets Consist of:
Capital shares and additional paid-in-capital	$984,858	$3,592,734		$625,351
Accumulated undistributed (overdistributed) net investment income (loss)	2,415	6,753		718
Accumulated undistributed (overdistributed) net realized gain (loss)	45,669	210,024		28,099
Net unrealized appreciation (depreciation) of investments	165,665	602,219		91,639
Total Net Assets	$1,198,607	$4,411,730		$745,807
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	1,050,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$91,391		N/A
Shares Issued and Outstanding		6,232
Net Asset Value per share		$14.67
Maximum Offering Price		$15.52
Class J: Net Assets	N/A	$609,315		N/A
Shares Issued and Outstanding		41,215
Net Asset Value per share		$14.78	(a)
Institutional: Net Assets	$888,781	$3,056,094		$546,736
Shares Issued and Outstanding	77,170	204,945		46,481
Net Asset Value per share	$11.52	$14.91		$11.76
R-1: Net Assets	$12,831	$28,622		$7,540
Shares Issued and Outstanding	1,136	1,946		660
Net Asset Value per share	$11.29	$14.71		$11.42
R-2: Net Assets	$15,383	$37,545		$11,626
Shares Issued and Outstanding	1,364	2,551		1,018
Net Asset Value per share	$11.28	$14.72		$11.42
R-3: Net Assets	$117,689	$158,468		$67,285
Shares Issued and Outstanding	10,378	10,772		5,847
Net Asset Value per share	$11.34	$14.71		$11.51
R-4: Net Assets	$65,678	$134,693		$35,086
Shares Issued and Outstanding	5,756	9,136		3,028
Net Asset Value per share	$11.41	$14.74		$11.59
R-5: Net Assets	$98,245	$295,602		$77,534
Shares Issued and Outstanding	8,578	19,935		6,679
Net Asset Value per share	$11.45	$14.83		$11.61

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2050 Fund		2055 Fund	2060 Fund
Investment in affiliated Funds--at cost	$1,981,214		$206,760	$109,599
Assets
Investment in affiliated Funds--at value	$2,277,437		$222,428	$107,428
Receivables:
Dividends and interest	351		26	13
Expense reimbursement from Manager	12		–	21
Expense reimbursement from Distributor	15		–	1
Fund shares sold	2,419		623	505
Investment securities sold	4,398		–	–
Prepaid directors' expenses	1		–	–
Total Assets	2,284,633		223,077	107,968
Liabilities
Accrued management and investment advisory fees	57		5	3
Accrued administrative service fees	15		2	1
Accrued distribution fees	85		6	2
Accrued service fees	74		11	3
Accrued transfer agent fees	85		1	11
Accrued professional fees	3		13	15
Accrued other expenses	36		6	7
Payables:
Fund shares redeemed	6,815		65	100
Investment securities purchased	351		584	418
Total Liabilities	7,521		693	560
Net Assets Applicable to Outstanding Shares	$2,277,112		$222,384	$107,408
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,881,868		$199,917	$107,479
Accumulated undistributed (overdistributed) net investment income (loss)	1,907		74	45
Accumulated undistributed (overdistributed) net realized gain (loss)	97,114		6,725	2,055
Net unrealized appreciation (depreciation) of investments	296,223		15,668	(2,171)
Total Net Assets	$2,277,112		$222,384	$107,408
Capital Stock (par value: $.01 per share):
Shares authorized	825,000		400,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$68,799		N/A	N/A
Shares Issued and Outstanding	4,742
Net Asset Value per share	$14.51
Maximum Offering Price	$15.35
Class J: Net Assets	$183,490		N/A	$4,487
Shares Issued and Outstanding	13,011			368
Net Asset Value per share	$14.10	(a)		$12.19	(a)
Institutional: Net Assets	$1,671,172		$169,883	$87,981
Shares Issued and Outstanding	115,486		14,113	7,179
Net Asset Value per share	$14.47		$12.04	$12.26
R-1: Net Assets	$17,417		$2,254	$533
Shares Issued and Outstanding	1,220		193	44
Net Asset Value per share	$14.27		$11.66	$12.03
R-2: Net Assets	$23,189		$2,398	$699
Shares Issued and Outstanding	1,625		205	58
Net Asset Value per share	$14.27		$11.70	$12.06
R-3: Net Assets	$76,536		$16,439	$3,746
Shares Issued and Outstanding	5,353		1,396	308
Net Asset Value per share	$14.30		$11.77	$12.15
R-4: Net Assets	$66,438		$11,748	$3,335
Shares Issued and Outstanding	4,624		991	274
Net Asset Value per share	$14.37		$11.85	$12.16
R-5: Net Assets	$170,071		$19,662	$6,627
Shares Issued and Outstanding	11,813		1,653	544
Net Asset Value per share	$14.40		$11.89	$12.19

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2015

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2015 Fund	Hybrid 2020 Fund	Hybrid 2025 Fund
Investment in affiliated Funds--at cost	$7,733	$23,524	$2,750
Assets
Investment in affiliated Funds--at value	$7,702	$23,452	$2,722
Receivables:
Dividends and interest	1	3	1
Expense reimbursement from Manager	12	12	12
Fund shares sold	4,757	17,394	4
Total Assets	12,472	40,861	2,739
Liabilities
Accrued professional fees	14	13	15
Accrued registration fees	–	–	3
Accrued other expenses	3	4	–
Payables:
Investment securities purchased	4,759	17,396	4
Total Liabilities	4,776	17,413	22
Net Assets Applicable to Outstanding Shares	$7,696	$23,448	$2,717
Net Assets Consist of:
Capital shares and additional paid-in-capital	$7,726	$23,530	$2,742
Accumulated undistributed (overdistributed) net investment income (loss)	3	6	2
Accumulated undistributed (overdistributed) net realized gain (loss)	(2)	(16)	1
Net unrealized appreciation (depreciation) of investments	(31)	(72)	(28)
Total Net Assets	$7,696	$23,448	$2,717
Capital Stock (par value: $.01 per share):
Shares authorized	350,000	350,000	350,000
Net Asset Value Per Share:
Institutional: Net Assets	$7,686	$23,438	$2,706
Shares Issued and Outstanding	779	2,360	272
Net Asset Value per share	$9.86	$9.93	$9.97
R-6: Net Assets	$10	$10	$11
Shares Issued and Outstanding	1	1	1
Net Asset Value per share	$9.86	$9.92	$9.97

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2015

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Hybrid 2030 Fund	Hybrid 2035 Fund	Hybrid 2040 Fund
Investment in affiliated Funds--at cost	$25,180	$3,263	$13,545
Assets
Investment in affiliated Funds--at value	$25,123	$3,231	$13,507
Receivables:
Dividends and interest	1	–	–
Expense reimbursement from Manager	12	12	12
Fund shares sold	20,615	4	11,110
Total Assets	45,751	3,247	24,629
Liabilities
Accrued professional fees	14	14	13
Accrued registration fees	–	3	–
Accrued other expenses	3	–	3
Payables:
Investment securities purchased	20,615	4	11,110
Total Liabilities	20,632	21	11,126
Net Assets Applicable to Outstanding Shares	$25,119	$3,226	$13,503
Net Assets Consist of:
Capital shares and additional paid-in-capital	$25,175	$3,257	$13,549
Accumulated undistributed (overdistributed) net investment income (loss)	2	1	–
Accumulated undistributed (overdistributed) net realized gain (loss)	(1)	–	(8)
Net unrealized appreciation (depreciation) of investments	(57)	(32)	(38)
Total Net Assets	$25,119	$3,226	$13,503
Capital Stock (par value: $.01 per share):
Shares authorized	350,000	350,000	350,000
Net Asset Value Per Share:
Institutional: Net Assets	$25,108	$3,215	$13,492
Shares Issued and Outstanding	2,513	321	1,344
Net Asset Value per share	$9.99	$10.02	$10.04
R-6: Net Assets	$11	$11	$11
Shares Issued and Outstanding	1	1	1
Net Asset Value per share	$9.99	$10.02	$10.04

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2015

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts and Principal LifeTime Hybrid 2055 Fund	Hybrid 2045 Fund	Hybrid 2050 Fund	Hybrid 2055 Fund
Investment in affiliated Funds--at cost	$1,933	$7,570	$366,509
Assets
Investment in affiliated Funds--at value	$1,909	$7,552	$362,594
Receivables:
Dividends and interest	–	–	32
Expense reimbursement from Manager	12	12	17,267
Fund shares sold	6	6,172	2,830
Total Assets	1,927	13,736	382,723
Liabilities
Accrued management and investment advisory fees	–	–	3
Accrued transfer agent fees	–	–	69
Accrued directors’ expenses	–	–	103
Accrued professional fees	14	14	13,714
Accrued registration fees	3	–	3,126
Accrued other expenses	–	3	300
Payables:
Investment securities purchased	5	6,172	2,863
Total Liabilities	22	6,189	20,178
Net Assets Applicable to Outstanding Shares	$1,905	$7,547	$362,545
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,930	$7,566	$366,774
Accumulated undistributed (overdistributed) net investment income (loss)	–	–	70
Accumulated undistributed (overdistributed) net realized gain (loss)	(1)	(1)	(384)
Net unrealized appreciation (depreciation) of investments	(24)	(18)	(3,915)
Total Net Assets	$1,905	$7,547	$362,545
Capital Stock (par value: $.01 per share):
Shares authorized	350,000	350,000	350,000,000
Net Asset Value Per Share:
Institutional: Net Assets	$1,895	$7,536	$351,761
Shares Issued and Outstanding	189	749	34,972
Net Asset Value per share	$10.03	$10.06	$10.06
R-6: Net Assets	$10	$11	$10,784
Shares Issued and Outstanding	1	1	1,072
Net Asset Value per share	$10.03	$10.06	$10.06

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
October 31, 2015

		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts and Principal LifeTime Hybrid 2060 Fund	Principal LifeTime	Hybrid Income	Strategic Income
and Principal LifeTime Hybrid Income Fund	Hybrid 2060 Fund	Fund	Fund
Investment in affiliated Funds--at cost	$139,136	$2,817,291	$683,307
Assets
Investment in affiliated Funds--at value	$139,965	$2,814,443	$720,081
Receivables:
Dividends and interest	3	307	802
Expense reimbursement from Manager	18,093	17,255	1
Expense reimbursement from Distributor	–	–	7
Fund shares sold	111,607	2,340,319	427
Investment securities sold	–	–	2,303
Total Assets	269,668	5,172,324	723,621
Liabilities
Accrued management and investment advisory fees	–	4	17
Accrued administrative service fees	–	–	5
Accrued distribution fees	–	–	35
Accrued service fees	–	–	22
Accrued transfer agent fees	68	68	18
Accrued directors’ expenses	104	103	–
Accrued professional fees	13,714	13,714	3
Accrued other expenses	4,213	3,432	16
Payables:
Fund shares redeemed	–	–	2,730
Investment securities purchased	111,610	2,340,626	802
Total Liabilities	129,709	2,357,947	3,648
Net Assets Applicable to Outstanding Shares	$139,959	$2,814,377	$719,973
Net Assets Consist of:
Capital shares and additional paid-in-capital	$139,073	$2,815,465	$678,944
Accumulated undistributed (overdistributed) net investment income (loss)	11	903	7,740
Accumulated undistributed (overdistributed) net realized gain (loss)	46	857	(3,485)
Net unrealized appreciation (depreciation) of investments	829	(2,848)	36,774
Total Net Assets	$139,959	$2,814,377	$719,973
Capital Stock (par value: $.01 per share):
Shares authorized	350,000,000	350,000,000	750,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A	$29,781
Shares Issued and Outstanding			2,463
Net Asset Value per share			$12.09
Maximum Offering Price			$12.56
Class J: Net Assets	N/A	N/A	$81,357
Shares Issued and Outstanding			6,801
Net Asset Value per share			$11.96	(a)
Institutional: Net Assets	$129,172	$2,804,206	$505,216
Shares Issued and Outstanding	12,839	285,552	41,961
Net Asset Value per share	$10.06	$9.82	$12.04
R-1: Net Assets	N/A	N/A	$5,467
Shares Issued and Outstanding			457
Net Asset Value per share			$11.97
R-2: Net Assets	N/A	N/A	$7,320
Shares Issued and Outstanding			611
Net Asset Value per share			$11.98
R-3: Net Assets	N/A	N/A	$29,146
Shares Issued and Outstanding			2,449
Net Asset Value per share			$11.90
R-4: Net Assets	N/A	N/A	$16,252
Shares Issued and Outstanding			1,361
Net Asset Value per share			$11.94
R-5: Net Assets	N/A	N/A	$45,434
Shares Issued and Outstanding			3,783
Net Asset Value per share			$12.01
R-6: Net Assets	$10,787	$10,171	N/A
Shares Issued and Outstanding	1,072	1,036
Net Asset Value per share	$10.06	$9.82

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

		Real Estate		SAM Balanced		SAM Conservative
Amounts in thousands, except per share amounts		Securities Fund		Portfolio		Balanced Portfolio
Investment in securities--at cost		$1,774,110		$–		$–
Investment in affiliated Funds--at cost		$–		$4,103,850		$1,513,764
Assets
Investment in securities--at value		$2,369,073		$–		$–
Investment in affiliated Funds--at value		–		4,867,236		1,678,343
Receivables:
Dividends and interest		432		4,503		2,575
Expense reimbursement from Manager		–		7		33
Expense reimbursement from Distributor		15		83		45
Fund shares sold		9,677		2,334		1,002
Investment securities sold		36,757		5,965		676
Prepaid directors' expenses		2		1		–
	Total Assets	2,415,956		4,880,129		1,682,674
Liabilities
Accrued management and investment advisory fees		1,620		1,268		438
Accrued administrative service fees		12		7		3
Accrued distribution fees		161		1,316		451
Accrued service fees		70		41		15
Accrued transfer agent fees		428		517		174
Accrued professional fees		17		14		13
Accrued other expenses		117		127		47
Payables:
Fund shares redeemed		7,313		8,984		1,544
Investment securities purchased		35,932		4,503		2,574
	Total Liabilities	45,670		16,777		5,259
Net Assets Applicable to Outstanding Shares		$2,370,286		$4,863,352		$1,677,415
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,661,670		$3,866,784		$1,459,892
Accumulated undistributed (overdistributed) net investment income (loss)		3,293		–		1,388
Accumulated undistributed (overdistributed) net realized gain (loss)		110,360		233,182		51,556
Net unrealized appreciation (depreciation) of investments		594,963		763,386		164,579
	Total Net Assets	$2,370,286		$4,863,352		$1,677,415
Capital Stock (par value: $.01 per share):
Shares authorized		950,000		1,925,000		1,725,000
Net Asset Value Per Share:
Class A: Net Assets		$289,165		$2,124,905		$512,264
Shares Issued and Outstanding		12,451		133,894		42,536
Net Asset Value per share		$23.22		$15.87		$12.04
Maximum Offering Price		$24.57		$16.79		$12.74
Class C: Net Assets		$42,051		$762,424		$264,904
Shares Issued and Outstanding		1,836		48,636		22,205
Net Asset Value per share		$22.90	(a)	$15.68	(a)	$11.93	(a)
Class J: Net Assets		$179,043		$994,998		$538,078
Shares Issued and Outstanding		7,905		64,459		45,189
Net Asset Value per share		$22.65	(a)	$15.44	(a)	$11.91	(a)
Class P: Net Assets		$73,264		$3,811		$1,889
Shares Issued and Outstanding		3,155		243		158
Net Asset Value per share		$23.22		$15.66		$11.94
Institutional: Net Assets		$1,458,518		$782,696		$290,780
Shares Issued and Outstanding		62,747		49,971		24,349
Net Asset Value per share		$23.24		$15.66		$11.94
R-1: Net Assets		$6,976		$3,689		$2,927
Shares Issued and Outstanding		303		236		246
Net Asset Value per share		$22.98		$15.63		$11.90
R-2: Net Assets		$16,941		$5,570		$1,532
Shares Issued and Outstanding		761		357		128
Net Asset Value per share		$22.26		$15.59		$11.97
R-3: Net Assets		$64,026		$68,091		$18,301
Shares Issued and Outstanding		2,817		4,361		1,535
Net Asset Value per share		$22.73		$15.61		$11.92
R-4: Net Assets		$93,806		$40,322		$18,067
Shares Issued and Outstanding		4,167		2,578		1,514
Net Asset Value per share		$22.51		$15.64		$11.93
R-5: Net Assets		$146,496		$76,846		$28,673
Shares Issued and Outstanding		6,494		4,911		2,403
Net Asset Value per share		$22.56		$15.65		$11.93

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	SAM Conservative		SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio		Income Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$2,610,583		$2,145,701		$1,586,558
Assets
Investment in affiliated Funds--at value	$3,186,817		$2,256,913		$1,933,739
Receivables:
Dividends and interest	907		4,635		–
Expense reimbursement from Manager	7		7		7
Expense reimbursement from Distributor	42		71		23
Fund shares sold	1,081		6,592		563
Investment securities sold	2,809		1,338		1,221
Prepaid directors' expenses	1		–		1
Total Assets	3,191,664		2,269,556		1,935,554
Liabilities
Accrued management and investment advisory fees	828		589		501
Accrued administrative service fees	4		1		3
Accrued distribution fees	890		653		546
Accrued service fees	22		8		13
Accrued transfer agent fees	439		187		335
Accrued professional fees	14		14		14
Accrued other expenses	118		65		97
Payables:
Dividends payable	–		3,763		–
Fund shares redeemed	4,010		4,174		1,861
Investment securities purchased	907		4,636		–
Total Liabilities	7,232		14,090		3,370
Net Assets Applicable to Outstanding Shares	$3,184,432		$2,255,466		$1,932,184
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,351,669		$2,102,093		$1,386,263
Accumulated undistributed (overdistributed) net investment income (loss)	1,202		1,092		5,580
Accumulated undistributed (overdistributed) net realized gain (loss)	255,327		41,069		193,160
Net unrealized appreciation (depreciation) of investments	576,234		111,212		347,181
Total Net Assets	$3,184,432		$2,255,466		$1,932,184
Capital Stock (par value: $.01 per share):
Shares authorized	1,925,000		1,825,000		2,125,000
Net Asset Value Per Share:
Class A: Net Assets	$1,506,074		$840,440		$996,126
Shares Issued and Outstanding	82,928		68,842		48,354
Net Asset Value per share	$18.16		$12.21		$20.60
Maximum Offering Price	$19.22		$12.69		$21.80
Class C: Net Assets	$549,093		$347,647		$326,391
Shares Issued and Outstanding	32,122		28,737		17,077
Net Asset Value per share	$17.09	(a)	$12.10	(a)	$19.11	(a)
Class J: Net Assets	$496,991		$849,016		$278,150
Shares Issued and Outstanding	28,142		70,075		13,863
Net Asset Value per share	$17.66	(a)	$12.12	(a)	$20.06	(a)
Class P: Net Assets	$2,877		$4,635		$1,366
Shares Issued and Outstanding	161		381		67
Net Asset Value per share	$17.87		$12.17		$20.25
Institutional: Net Assets	$523,817		$177,423		$267,751
Shares Issued and Outstanding	29,312		14,576		13,214
Net Asset Value per share	$17.87		$12.17		$20.26
R-1: Net Assets	$3,158		$676		$3,151
Shares Issued and Outstanding	179		56		158
Net Asset Value per share	$17.56		$12.13		$19.91
R-2: Net Assets	$5,383		$839		$2,830
Shares Issued and Outstanding	306		69		142
Net Asset Value per share	$17.57		$12.16		$19.96
R-3: Net Assets	$29,621		$10,070		$17,993
Shares Issued and Outstanding	1,681		829		900
Net Asset Value per share	$17.62		$12.15		$20.00
R-4: Net Assets	$20,164		$7,849		$14,237
Shares Issued and Outstanding	1,135		646		707
Net Asset Value per share	$17.77		$12.16		$20.12
R-5: Net Assets	$47,254		$16,871		$24,189
Shares Issued and Outstanding	2,663		1,388		1,204
Net Asset Value per share	$17.74		$12.15		$20.09

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

	STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

		Short-Term				SmallCap
Amounts in thousands, except per share amounts		Income Fund		SmallCap Fund(a)		Growth Fund I
Investment in securities--at cost		$2,819,194		$494,796		$1,529,019
Assets
Investment in securities--at value		$2,816,988		$591,068		$1,699,787	(b)
Cash		323		–		5,021
Deposits with counterparty		–		167		4,603
Receivables:
Dividends and interest		18,106		176		128
Expense reimbursement from Manager		–		1		108
Expense reimbursement from Distributor		11		17		5
Fund shares sold		7,212		4,174		275
Investment securities sold		20,325		8,139		9,439
Other assets		–		1		–
Prepaid directors' expenses		–		1		1
	Total Assets	2,862,965		603,744		1,719,367
Liabilities
Accrued management and investment advisory fees		993		374		1,476
Accrued administrative service fees		2		2		4
Accrued distribution fees		141		114		19
Accrued service fees		9		9		17
Accrued transfer agent fees		166		174		69
Accrued professional fees		24		17		24
Accrued other expenses		53		56		45
Payables:
Dividends payable		4,726		–		–
Fund shares redeemed		12,295		977		2,474
Investment securities purchased		29,515		3,036		21,195
Variation margin on financial derivative instruments		–		8		197
Collateral obligation on securities loaned, at value		–		–		70,191
	Total Liabilities	47,924		4,767		95,711
Net Assets Applicable to Outstanding Shares		$2,815,041		$598,977		$1,623,656
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,833,786		$483,930		$1,270,350
Accumulated undistributed (overdistributed) net investment income (loss)		3,774		(582)		(4,547)
Accumulated undistributed (overdistributed) net realized gain (loss)		(20,313)		19,344		186,181
Net unrealized appreciation (depreciation) of investments		(2,206)		96,285		171,672
	Total Net Assets	$2,815,041		$598,977		$1,623,656
Capital Stock (par value: $.01 per share):
Shares authorized		820,000		725,000		645,000
Net Asset Value Per Share:
Class A: Net Assets		$297,899		$225,217		N/A
Shares Issued and Outstanding		24,468		10,923
Net Asset Value per share		$12.18		$20.62
Maximum Offering Price		$12.46		$21.82
Class C: Net Assets		$84,886		$25,086		N/A
Shares Issued and Outstanding		6,968		1,309
Net Asset Value per share		$12.18	(c)	$19.16	(c)
Class J: Net Assets		$124,221		$200,263		$52,609
Shares Issued and Outstanding		10,207		10,103		5,529
Net Asset Value per share		$12.17	(c)	$19.82	(c)	$9.52	(c)
Class P: Net Assets		$86,908		$6,007		N/A
Shares Issued and Outstanding		7,140		276
Net Asset Value per share		$12.17		$21.76
Institutional: Net Assets		$2,180,068		$98,042		$1,489,140
Shares Issued and Outstanding		179,153		4,496		124,171
Net Asset Value per share		$12.17		$21.81		$11.99
R-1: Net Assets		$1,237		$2,889		$2,974
Shares Issued and Outstanding		102		146		286
Net Asset Value per share		$12.17		$19.88		$10.39
R-2: Net Assets		$1,975		$4,161		$6,055
Shares Issued and Outstanding		162		207		598
Net Asset Value per share		$12.17		$20.06		$10.13
R-3: Net Assets		$11,415		$9,368		$20,155
Shares Issued and Outstanding		938		454		1,904
Net Asset Value per share		$12.17		$20.63		$10.59
R-4: Net Assets		$14,049		$9,089		$15,758
Shares Issued and Outstanding		1,154		427		1,424
Net Asset Value per share		$12.17		$21.27		$11.07
R-5: Net Assets		$12,383		$18,855		$36,955
Shares Issued and Outstanding		1,017		871		3,228
Net Asset Value per share		$12.18		$21.65		$11.45
R-6: Net Assets		N/A		N/A		$10
Shares Issued and Outstanding						1
Net Asset Value per share						$11.98

(a)	Effective August 31, 2015, SmallCap Blend Fund changed its name to SmallCap Fund.
(b)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. October 31, 2015

	SmallCap S&P 600		SmallCap		Tax-Exempt
Amounts in thousands, except per share amounts	Index Fund		Value Fund II		Bond Fund
Investment in securities--at cost	$978,660		$1,194,250		$236,070
Assets
Investment in securities--at value	$1,160,975	(a)	$1,318,590		$254,469
Cash	3		2		3,079
Deposits with counterparty	994		4,500		–
Receivables:
Dividends and interest	486		318		3,697
Expense reimbursement from Manager	–		32		13
Expense reimbursement from Distributor	12		2		–
Fund shares sold	2,801		201		670
Investment securities sold	6,423		6,875		–
Other assets	–		–		9
Total Assets	1,171,694		1,330,520		261,937
Liabilities
Accrued management and investment advisory fees	142		1,096		95
Accrued administrative service fees	17		2		–
Accrued distribution fees	71		9		60
Accrued service fees	88		11		–
Accrued transfer agent fees	85		29		19
Accrued professional fees	16		17		23
Accrued other expenses	32		17		18
Payables:
Dividends payable	–		–		508
Fund shares redeemed	3,087		1,466		243
Interest expense and fees payable	–		–		12
Investment securities purchased	1,385		3,058		2,139
Variation margin on financial derivative instruments	50		209		–
Collateral obligation on securities loaned, at value	36,069		–		–
Floating rate notes issued	–		–		7,621
Total Liabilities	41,042		5,914		10,738
Net Assets Applicable to Outstanding Shares	$1,130,652		$1,324,606		$251,199
Net Assets Consist of:
Capital shares and additional paid-in-capital	$867,858		$1,030,219		$253,889
Accumulated undistributed (overdistributed) net investment income (loss)	8,498		5,405		668
Accumulated undistributed (overdistributed) net realized gain (loss)	71,783		163,301		(21,757)
Net unrealized appreciation (depreciation) of investments	182,513		125,681		18,399
Total Net Assets	$1,130,652		$1,324,606		$251,199
Capital Stock (par value: $.01 per share):
Shares authorized	325,000		750,000		600,000
Net Asset Value Per Share:
Class A: Net Assets	N/A		$2,320		$226,170
Shares Issued and Outstanding			183		30,821
Net Asset Value per share			$12.68		$7.34
Maximum Offering Price			$13.42		$7.63
Class C: Net Assets	N/A		N/A		$14,771
Shares Issued and Outstanding					2,007
Net Asset Value per share					$7.36	(b)
Class J: Net Assets	$139,090		$18,937		N/A
Shares Issued and Outstanding	6,042		1,516
Net Asset Value per share	$23.02	(b)	$12.49	(b)
Class P: Net Assets	N/A		$50		$9,913
Shares Issued and Outstanding			4		1,352
Net Asset Value per share			$12.73		$7.33
Institutional: Net Assets	$573,165		$1,251,443		$345
Shares Issued and Outstanding	23,836		98,061		47
Net Asset Value per share	$24.05		$12.76		$7.34
R-1: Net Assets	$11,924		$1,761		N/A
Shares Issued and Outstanding	504		148
Net Asset Value per share	$23.67		$11.88
R-2: Net Assets	$15,006		$3,666		N/A
Shares Issued and Outstanding	620		305
Net Asset Value per share	$24.19		$12.00
R-3: Net Assets	$127,893		$11,887		N/A
Shares Issued and Outstanding	5,251		963
Net Asset Value per share	$24.36		$12.35
R-4: Net Assets	$84,632		$12,024		N/A
Shares Issued and Outstanding	3,445		964
Net Asset Value per share	$24.57		$12.48
R-5: Net Assets	$178,942		$22,508		N/A
Shares Issued and Outstanding	7,248		1,788
Net Asset Value per share	$24.69		$12.59
R-6: Net Assets	N/A		$10		N/A
Shares Issued and Outstanding			1
Net Asset Value per share			$12.75

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	California Municipal	Core Plus Bond	Diversified
Amounts in thousands	Fund(a),(b),(c)	Fund(b),(d)	International Fund(b)
Net Investment Income (Loss)
Income:
Dividends	$–	$1,316	$161,410
Withholding tax	–	–	(16,002)
Interest	10,508	129,333	32
Total Income	10,508	130,649	145,440
Expenses:
Management and investment advisory fees	1,000	21,157	46,456
Distribution fees - Class A	522	249	629
Distribution fees - Class B	1	4	11
Distribution fees - Class C	131	68	136
Distribution fees - Class J	N/A	407	479
Distribution fees - R-1	N/A	21	20
Distribution fees - R-2	N/A	35	25
Distribution fees - R-3	N/A	75	105
Distribution fees - R-4	N/A	26	39
Administrative service fees - R-1	N/A	17	16
Administrative service fees - R-2	N/A	23	17
Administrative service fees - R-3	N/A	21	29
Administrative service fees - R-4	N/A	8	12
Administrative service fees - R-5	N/A	6	7
Registration fees - Class A	17	21	17
Registration fees - Class B	4	1	1
Registration fees - Class C	13	13	11
Registration fees - Class J	N/A	13	14
Registration fees - Class P	15	N/A	12
Registration fees - Institutional	18	53	70
Service fees - R-1	N/A	15	14
Service fees - R-2	N/A	30	21
Service fees - R-3	N/A	75	105
Service fees - R-4	N/A	64	97
Service fees - R-5	N/A	146	187
Shareholder reports - Class A	13	36	61
Shareholder reports - Class C	2	2	3
Shareholder reports - Class J	N/A	64	46
Shareholder reports - Institutional	–	30	15
Transfer agent fees - Class A	84	207	562
Transfer agent fees - Class B	2	4	8
Transfer agent fees - Class C	16	20	37
Transfer agent fees - Class J	N/A	202	277
Transfer agent fees - Class P	–	N/A	6
Transfer agent fees - Institutional	–	148	160
Custodian fees	2	68	788
Directors' expenses	6	78	98
Interest expense and fees	64	–	–
Professional fees	42	64	83
Other expenses	6	50	42
Total Gross Expenses	1,958	23,521	50,716
Less: Reimbursement from Manager - Class A	–	131	–
Less: Reimbursement from Manager - Class B	6	5	2
Less: Reimbursement from Manager - Class C	–	19	20
Less: Reimbursement from Manager - Class P	15	N/A	10
Less: Reimbursement from Manager - Institutional	19	–	–
Less: Reimbursement from Distributor - Class J	N/A	47	55
Total Net Expenses	1,918	23,319	50,629
Net Investment Income (Loss)	8,590	107,330	94,811

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	123	3,516	(30,140)
Foreign currency transactions	–	1,558	(5,039)
Futures contracts	–	346	–
Swap agreements	–	(4,193)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $232, respectively) .	(856)	(67,071)	(227,434)
Futures contracts	–	612	–
Swap agreements	–	1,545	–
Translation of assets and liabilities in foreign currencies	–	(80)	(616)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(733)	(63,767)	(263,229)
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,857	$43,563	$(168,418)

(a)	Institutional shares commenced operations on February 27, 2015.
(b)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(c)	Class P shares commenced operations on August 24, 2015.
(d)	Effective August 31, 2015, Bond & Mortgage Securities Fund changed its name to Core Plus Bond Fund.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Equity Income	Global Diversified	Global Real Estate
Amounts in thousands	Fund(a)	Income Fund	Securities Fund(b)
Net Investment Income (Loss)
Income:
Dividends	$173,333	$135,707	$69,629
Withholding tax	(2,554)	(5,601)	(2,725)
Interest	51	506,429	9
Total Income	170,830	636,535	66,913
Expenses:
Management and investment advisory fees	29,258	79,391	23,697
Distribution fees - Class A	2,478	6,187	314
Distribution fees - Class B	92	N/A	N/A
Distribution fees - Class C	1,956	27,820	563
Distribution fees - R-1	12	N/A	N/A
Distribution fees - R-2	19	N/A	N/A
Distribution fees - R-3	184	N/A	N/A
Distribution fees - R-4	58	N/A	N/A
Administrative service fees - R-1	9	N/A	N/A
Administrative service fees - R-2	13	N/A	N/A
Administrative service fees - R-3	52	N/A	N/A
Administrative service fees - R-4	17	N/A	N/A
Administrative service fees - R-5	17	N/A	N/A
Registration fees - Class A	19	70	27
Registration fees - Class B	2	N/A	N/A
Registration fees - Class C	14	62	20
Registration fees - Class P	23	130	40
Registration fees - Institutional	14	196	63
Registration fees - R-6	N/A	N/A	22
Service fees - R-1	8	N/A	N/A
Service fees - R-2	16	N/A	N/A
Service fees - R-3	184	N/A	N/A
Service fees - R-4	144	N/A	N/A
Service fees - R-5	421	N/A	N/A
Shareholder reports - Class A	120	204	25
Shareholder reports - Class C	19	273	12
Shareholder reports - Class P	10	266	25
Shareholder reports - Institutional	6	158	36
Transfer agent fees - Class A	1,290	2,267	193
Transfer agent fees - Class B	25	N/A	N/A
Transfer agent fees - Class C	223	2,778	87
Transfer agent fees - Class P	108	2,701	174
Transfer agent fees - Institutional	219	1,063	426
Custodian fees	100	413	158
Directors' expenses	102	194	48
Dividends and interest on securities sold short	–	1,248	–
Professional fees	32	60	38
Other expenses	50	107	19
Total Gross Expenses	37,314	125,588	25,987
Less: Reimbursement from Manager - R-6	N/A	N/A	22
Total Net Expenses	37,314	125,588	25,965
Net Investment Income (Loss)	133,516	510,947	40,948

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	335,322	(106,165)	98,534
Foreign currency transactions	(61)	34,786	(349)
Options and swaptions	–	(10,315)	–
Short sales	–	(7,730)	–
Swap agreements	–	5,196	–
Change in unrealized appreciation/depreciation of:
Investments	(444,660)	(660,319)	(38,147)
Options and swaptions	–	44,593	–
Short sales	–	1	–
Swap agreements	–	(1,721)	–
Translation of assets and liabilities in foreign currencies	5	(1,189)	98
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(109,394)	(702,863)	60,136
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,122	$(191,916)	$101,084

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	R-6 shares commenced operations on November 25, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Government & High
Amounts in thousands	Quality Bond Fund(a)	High Yield Fund(a)	High Yield Fund I
Net Investment Income (Loss)
Income:
Dividends	$–	$1,201	$236
Interest	47,203	231,500	77,037
Total Income	47,203	232,701	77,273
Expenses:
Management and investment advisory fees	7,780	18,757	8,077
Distribution fees - Class A	758	2,843	81
Distribution fees - Class B	12	70	N/A
Distribution fees - Class C	570	4,534	N/A
Distribution fees - Class J	333	N/A	N/A
Distribution fees - R-1	9	N/A	N/A
Distribution fees - R-2	15	N/A	N/A
Distribution fees - R-3	41	N/A	N/A
Distribution fees - R-4	11	N/A	N/A
Administrative service fees - R-1	8	N/A	N/A
Administrative service fees - R-2	10	N/A	N/A
Administrative service fees - R-3	12	N/A	N/A
Administrative service fees - R-4	3	N/A	N/A
Administrative service fees - R-5	2	N/A	N/A
Registration fees - Class A	14	46	26
Registration fees - Class B	3	2	N/A
Registration fees - Class C	12	18	N/A
Registration fees - Class J	13	N/A	N/A
Registration fees - Class P	13	100	N/A
Registration fees - Institutional	33	96	32
Service fees - R-1	7	N/A	N/A
Service fees - R-2	13	N/A	N/A
Service fees - R-3	41	N/A	N/A
Service fees - R-4	27	N/A	N/A
Service fees - R-5	54	N/A	N/A
Shareholder reports - Class A	41	106	8
Shareholder reports - Class C	5	31	N/A
Shareholder reports - Class J	25	N/A	N/A
Shareholder reports - Class P	–	145	N/A
Shareholder reports - Institutional	18	118	7
Transfer agent fees - Class A	391	1,227	77
Transfer agent fees - Class B	6	13	N/A
Transfer agent fees - Class C	69	463	N/A
Transfer agent fees - Class J	155	N/A	N/A
Transfer agent fees - Class P	5	1,132	N/A
Transfer agent fees - Institutional	111	1,025	66
Custodian fees	7	11	30
Directors' expenses	29	65	23
Professional fees	44	54	52
Other expenses	14	47	16
Total Gross Expenses	10,714	30,903	8,495
Less: Reimbursement from Manager - Class A	–	–	60
Less: Reimbursement from Manager - Class B	8	–	N/A
Less: Reimbursement from Manager - Class C	15	–	N/A
Less: Reimbursement from Manager - Class P	4	–	N/A
Less: Reimbursement from Manager - R-1	3	N/A	N/A
Less: Reimbursement from Manager - R-2	5	N/A	N/A
Less: Reimbursement from Manager - R-3	16	N/A	N/A
Less: Reimbursement from Manager - R-4	10	N/A	N/A
Less: Reimbursement from Manager - R-5	21	N/A	N/A
Less: Reimbursement from Distributor - Class A	303	–	–
Less: Reimbursement from Distributor - Class J	73	N/A	N/A
Total Net Expenses	10,256	30,903	8,435
Net Investment Income (Loss)	36,947	201,798	68,838

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	8,348	(12,206)	(19,909)
Foreign currency transactions	–	5,793	–
Swap agreements	–	1,688	–
Change in unrealized appreciation/depreciation of:
Investments	(15,228)	(229,157)	(60,818)
Swap agreements	–	(17)	–
Translation of assets and liabilities in foreign currencies	–	(1,128)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(6,880)	(235,027)	(80,727)
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,067	$(33,229)	$(11,889)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

			International
		Inflation	Emerging Markets
Amounts in thousands	Income Fund(a)	Protection Fund	Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$–	$ –	$42,448
Withholding tax	–	–	(5,215)
Interest	113,272	11,705	1
Total Income	113,272	11,705	37,234
Expenses:
Management and investment advisory fees	14,738	5,593	18,469
Distribution fees - Class A	677	41	220
Distribution fees - Class B	19	N/A	10
Distribution fees - Class C	663	40	103
Distribution fees - Class J	235	20	290
Distribution fees - R-1	48	2	11
Distribution fees - R-2	8	2	14
Distribution fees - R-3	79	13	31
Distribution fees - R-4	25	2	12
Administrative service fees - R-1	38	2	9
Administrative service fees - R-2	5	1	9
Administrative service fees - R-3	22	4	9
Administrative service fees - R-4	8	1	3
Administrative service fees - R-5	5	–	3
Registration fees - Class A	16	13	16
Registration fees - Class B	4	N/A	1
Registration fees - Class C	13	12	12
Registration fees - Class J	15	12	12
Registration fees - Class P	15	N/A	12
Registration fees - Institutional	39	45	22
Registration fees - R-6	20	N/A	N/A
Service fees - R-1	34	2	8
Service fees - R-2	6	1	12
Service fees - R-3	79	13	31
Service fees - R-4	62	5	30
Service fees - R-5	112	10	66
Shareholder reports - Class A	31	3	35
Shareholder reports - Class C	8	–	4
Shareholder reports - Class J	12	3	35
Shareholder reports - Class P	2	N/A	1
Shareholder reports - Institutional	19	1	19
Transfer agent fees - Class A	333	35	248
Transfer agent fees - Class B	6	N/A	7
Transfer agent fees - Class C	98	15	41
Transfer agent fees - Class J	111	24	187
Transfer agent fees - Class P	22	N/A	2
Transfer agent fees - Institutional	218	3	144
Custodian fees	4	26	760
Directors' expenses	56	27	30
Professional fees	44	43	63
Other expenses	22	10	25
Total Gross Expenses	17,971	6,024	21,016
Less: Reimbursement from Manager - Class A	–	8	68
Less: Reimbursement from Manager - Class B	1	N/A	3
Less: Reimbursement from Manager - Class C	–	17	–
Less: Reimbursement from Manager - Class P	–	N/A	13
Less: Reimbursement from Manager - R-6	19	N/A	N/A
Less: Reimbursement from Distributor - Class J	27	2	32
Total Net Expenses	17,924	5,997	20,900
Net Investment Income (Loss)	95,348	5,708	16,334

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	18,125	(21,358)	(32,428)
Foreign currency transactions	–	15,020	(3,323)
Futures contracts	–	(5,771)	–
Options and swaptions	–	6,527	–
Swap agreements	–	(1,046)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $389, respectively) .	(102,832)	(38,203)	(162,970)
Futures contracts	–	448	–
Options and swaptions	–	1,386	–
Swap agreements	–	(43)	–
Translation of assets and liabilities in foreign currencies	–	599	301
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(84,707)	(42,441)	(198,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,641	$(36,733)	$(182,086)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

		LargeCap	LargeCap
Amounts in thousands	International Fund I	Growth Fund(a)	Growth Fund I(b)
Net Investment Income (Loss)
Income:
Dividends	$8,255	$29,519	$59,719
Withholding tax	(589)	(35)	(61)
Interest	18	7	97
Total Income	7,684	29,491	59,755
Expenses:
Management and investment advisory fees	3,266	20,429	44,887
Distribution fees - Class A	7	955	24
Distribution fees - Class B	N/A	18	N/A
Distribution fees - Class C	N/A	175	N/A
Distribution fees - Class J	N/A	170	279
Distribution fees - R-1	15	21	30
Distribution fees - R-2	9	16	57
Distribution fees - R-3	12	48	387
Distribution fees - R-4	4	16	96
Administrative service fees - R-1	12	17	24
Administrative service fees - R-2	6	11	38
Administrative service fees - R-3	3	13	108
Administrative service fees - R-4	1	5	29
Administrative service fees - R-5	1	7	33
Registration fees - Class A	14	20	16
Registration fees - Class B	N/A	2	N/A
Registration fees - Class C	N/A	11	N/A
Registration fees - Class J	N/A	13	14
Registration fees - Class P	15	15	16
Registration fees - Institutional	16	11	22
Registration fees - R-6	N/A	N/A	20
Service fees - R-1	10	15	21
Service fees - R-2	8	13	48
Service fees - R-3	12	48	387
Service fees - R-4	11	40	241
Service fees - R-5	24	178	828
Shareholder reports - Class A	1	83	2
Shareholder reports - Class C	N/A	3	N/A
Shareholder reports - Class J	N/A	12	23
Shareholder reports - Institutional	18	1	115
Transfer agent fees - Class A	12	683	23
Transfer agent fees - Class B	N/A	9	N/A
Transfer agent fees - Class C	N/A	35	N/A
Transfer agent fees - Class J	N/A	104	142
Transfer agent fees - Class P	1	8	1
Transfer agent fees - Institutional	97	636	1,451
Custodian fees	43	2	60
Directors' expenses	9	60	129
Professional fees	46	30	33
Other expenses	6	25	65
Total Gross Expenses	3,679	23,958	49,649
Less: Reimbursement from Manager	–	–	1,192
Less: Reimbursement from Manager - Class A	20	–	1
Less: Reimbursement from Manager - Class P	–	2	15
Less: Reimbursement from Manager - R-6	N/A	N/A	21
Less: Reimbursement from Distributor - Class J	N/A	20	34
Total Net Expenses	3,659	23,936	48,386
Net Investment Income (Loss)	4,025	5,555	11,369

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(20,118)	341,289	986,346
Foreign currency transactions	(650)	–	–
Futures contracts	(485)	–	(5,510)
Change in unrealized appreciation/depreciation of:
Investments	19,796	(139,895)	(283,158)
Futures contracts	810	–	7,732
Translation of assets and liabilities in foreign currencies	15	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(632)	201,394	705,410
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,393	$206,949	$716,779

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	R-6 shares commenced operations on November 25, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	LargeCap	LargeCap S&P 500	LargeCap
Amounts in thousands	Growth Fund II	Index Fund	Value Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$10,946	$93,231	$68,530
Withholding tax	(7)	–	–
Interest	10	43	3
Total Income	10,949	93,274	68,533
Expenses:
Management and investment advisory fees	6,560	6,868	12,429
Distribution fees - Class A	N/A	388	519
Distribution fees - Class B	N/A	N/A	5
Distribution fees - Class C	N/A	314	78
Distribution fees - Class J	87	1,301	181
Distribution fees - R-1	5	71	5
Distribution fees - R-2	5	104	8
Distribution fees - R-3	19	567	11
Distribution fees - R-4	3	224	3
Administrative service fees - R-1	4	57	4
Administrative service fees - R-2	3	69	5
Administrative service fees - R-3	5	159	3
Administrative service fees - R-4	1	67	1
Administrative service fees - R-5	1	41	1
Registration fees - Class A	N/A	21	14
Registration fees - Class B	N/A	N/A	1
Registration fees - Class C	N/A	14	11
Registration fees - Class J	12	22	14
Registration fees - Class P	N/A	N/A	16
Registration fees - Institutional	13	46	18
Service fees - R-1	3	51	4
Service fees - R-2	5	87	7
Service fees - R-3	19	567	11
Service fees - R-4	8	558	6
Service fees - R-5	20	1,021	20
Shareholder reports - Class A	N/A	44	57
Shareholder reports - Class C	N/A	4	2
Shareholder reports - Class J	12	64	18
Shareholder reports - Institutional	1	16	23
Transfer agent fees - Class A	N/A	396	324
Transfer agent fees - Class B	N/A	N/A	4
Transfer agent fees - Class C	N/A	45	21
Transfer agent fees - Class J	46	435	82
Transfer agent fees - Class P	N/A	N/A	1
Transfer agent fees - Institutional	1	169	148
Custodian fees	20	17	5
Directors' expenses	14	83	51
Professional fees	29	31	30
Other expenses	11	83	21
Total Gross Expenses	6,907	14,004	14,162
Less: Reimbursement from Manager	327	–	–
Less: Reimbursement from Manager - Class B	N/A	N/A	3
Less: Reimbursement from Manager - Class C	N/A	18	13
Less: Reimbursement from Manager - Class P	N/A	N/A	16
Less: Reimbursement from Distributor - Class J	10	286	21
Total Net Expenses	6,570	13,700	14,109
Net Investment Income (Loss)	4,379	79,574	54,424

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	170,011	132,900	268,829
Futures contracts	3,414	614	(415)
Change in unrealized appreciation/depreciation of:
Investments	(120,668)	(16,747)	(207,536)
Futures contracts	(577)	2,229	(452)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	52,180	118,996	60,426
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,559	$198,570	$114,850

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	LargeCap		MidCap
Amounts in thousands	Value Fund III	MidCap Fund(a)	Growth Fund
Net Investment Income (Loss)
Income:
Dividends	$54,582	$95,696	$633
Withholding tax	(224)	(1,231)	–
Interest	38	6	–
Securities lending - net	–	–	28
Total Income	54,396	94,471	661
Expenses:
Management and investment advisory fees	17,644	61,154	767
Distribution fees - Class A	N/A	4,951	N/A
Distribution fees - Class B	N/A	42	N/A
Distribution fees - Class C	N/A	3,603	N/A
Distribution fees - Class J	191	734	138
Distribution fees - R-1	17	163	5
Distribution fees - R-2	16	123	9
Distribution fees - R-3	34	402	17
Distribution fees - R-4	8	168	5
Administrative service fees - R-1	14	130	4
Administrative service fees - R-2	11	82	6
Administrative service fees - R-3	9	112	5
Administrative service fees - R-4	2	51	1
Administrative service fees - R-5	1	29	2
Registration fees - Class A	N/A	54	N/A
Registration fees - Class B	N/A	1	N/A
Registration fees - Class C	N/A	5	N/A
Registration fees - Class J	15	12	19
Registration fees - Class P	N/A	147	N/A
Registration fees - Institutional	18	221	12
Service fees - R-1	12	117	4
Service fees - R-2	14	102	7
Service fees - R-3	33	402	17
Service fees - R-4	19	421	12
Service fees - R-5	28	722	42
Shareholder reports - Class A	N/A	123	N/A
Shareholder reports - Class C	N/A	20	N/A
Shareholder reports - Class J	20	36	10
Shareholder reports - Class P	N/A	304	N/A
Shareholder reports - Institutional	–	344	–
Transfer agent fees - Class A	N/A	2,596	N/A
Transfer agent fees - Class B	N/A	9	N/A
Transfer agent fees - Class C	N/A	395	N/A
Transfer agent fees - Class J	86	164	133
Transfer agent fees - Class P	N/A	1,932	N/A
Transfer agent fees - Institutional	4	3,166	8
Custodian fees	10	8	4
Directors' expenses	41	176	4
Professional fees	32	36	27
Other expenses	14	106	3
Total Gross Expenses	18,293	83,363	1,261
Less: Reimbursement from Manager	276	–	–
Less: Reimbursement from Distributor - Class J	22	84	18
Total Net Expenses	17,995	83,279	1,243
Net Investment Income (Loss)	36,401	11,192	(582)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	250,051	699,848	6,893
Futures contracts	4,494	–	–
Change in unrealized appreciation/depreciation of:
Investments	(207,596)	(139,834)	557
Futures contracts	1,351	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	48,300	560,014	7,450
Net Increase (Decrease) in Net Assets Resulting from Operations	$84,701	$571,206	$6,868

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	MidCap	MidCap S&P 400	MidCap
Amounts in thousands	Growth Fund III	Index Fund	Value Fund I
Net Investment Income (Loss)
Income:
Dividends	$8,962	$17,112	$29,597
Withholding tax	(3)	–	(1)
Interest	27	4	31
Total Income	8,986	17,116	29,627
Expenses:
Management and investment advisory fees	14,207	1,760	18,286
Distribution fees - Class J	93	236	194
Distribution fees - R-1	11	71	23
Distribution fees - R-2	15	58	32
Distribution fees - R-3	29	302	86
Distribution fees - R-4	15	122	33
Administrative service fees - R-1	9	57	18
Administrative service fees - R-2	10	39	21
Administrative service fees - R-3	8	85	24
Administrative service fees - R-4	4	36	10
Administrative service fees - R-5	1	21	8
Registration fees - Class J	12	19	13
Registration fees - Institutional	21	21	33
Service fees - R-1	8	51	16
Service fees - R-2	12	48	27
Service fees - R-3	29	302	86
Service fees - R-4	37	304	83
Service fees - R-5	32	535	197
Shareholder reports - Class J	13	15	19
Shareholder reports - Institutional	–	25	23
Transfer agent fees - Class J	51	136	103
Transfer agent fees - Institutional	2	174	219
Custodian fees	13	8	28
Directors' expenses	27	22	36
Professional fees	29	29	30
Other expenses	14	24	19
Total Gross Expenses	14,702	4,500	19,667
Less: Reimbursement from Manager	323	–	1,127
Less: Reimbursement from Distributor - Class J	11	53	22
Total Net Expenses	14,368	4,447	18,518
Net Investment Income (Loss)	(5,382)	12,669	11,109

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	86,636	81,131	162,963
Futures contracts	1,361	1,277	(58)
Change in unrealized appreciation/depreciation of:
Investments	(38,764)	(61,619)	(178,594)
Futures contracts	(1,152)	(365)	(2,653)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	48,081	20,424	(18,342)
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,699	$33,093	$(7,233)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	MidCap	Money
Amounts in thousands	Value Fund III(a)	Market Fund(b)	Overseas Fund
Net Investment Income (Loss)
Income:
Dividends	$19,805	$–	$87,895
Withholding tax	–	–	(9,045)
Interest	19	1,983	48
Total Income	19,824	1,983	78,898
Expenses:
Management and investment advisory fees	6,578	3,967	28,845
Distribution fees - Class A	18	N/A	N/A
Distribution fees - Class B	N/A	10	N/A
Distribution fees - Class C	N/A	164	N/A
Distribution fees - Class J	280	603	N/A
Distribution fees - R-1	4	N/A	–
Distribution fees - R-2	6	N/A	–
Distribution fees - R-3	32	N/A	1
Distribution fees - R-4	17	N/A	–
Administrative service fees - R-1	3	N/A	–
Administrative service fees - R-2	4	N/A	–
Administrative service fees - R-3	9	N/A	–
Administrative service fees - R-4	5	N/A	–
Administrative service fees - R-5	3	N/A	–
Registration fees - Class A	15	73	N/A
Registration fees - Class B	N/A	2	N/A
Registration fees - Class C	N/A	12	N/A
Registration fees - Class J	12	27	N/A
Registration fees - Class P	14	N/A	N/A
Registration fees - Institutional	36	35	39
Registration fees - R-6	20	N/A	N/A
Service fees - R-1	3	N/A	–
Service fees - R-2	5	N/A	–
Service fees - R-3	32	N/A	1
Service fees - R-4	41	N/A	1
Service fees - R-5	69	N/A	1
Shareholder reports - Class A	1	56	N/A
Shareholder reports - Class C	N/A	2	N/A
Shareholder reports - Class J	20	82	N/A
Shareholder reports - Institutional	2	3	18
Transfer agent fees - Class A	23	481	N/A
Transfer agent fees - Class B	N/A	4	N/A
Transfer agent fees - Class C	N/A	23	N/A
Transfer agent fees - Class J	105	313	N/A
Transfer agent fees - Institutional	133	15	153
Custodian fees	19	18	370
Directors' expenses	20	20	49
Professional fees	28	43	59
Other expenses	8	14	14
Total Gross Expenses	7,565	5,967	29,551
Less: Reimbursement from Manager	144	–	813
Less: Reimbursement from Manager - Class A	9	1,577	N/A
Less: Reimbursement from Manager - Class B	N/A	16	N/A
Less: Reimbursement from Manager - Class C	N/A	72	N/A
Less: Reimbursement from Manager - Class J	–	1,206	N/A
Less: Reimbursement from Manager - Class P	14	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	631	–
Less: Reimbursement from Manager - R-6	20	N/A	N/A
Less: Reimbursement from Distributor - Class B	N/A	2	N/A
Less: Reimbursement from Distributor - Class C	N/A	164	N/A
Less: Reimbursement from Distributor - Class J	32	316	N/A
Total Net Expenses	7,346	1,983	28,738
Net Investment Income (Loss)	12,478	–	50,160

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	42,686	21	69,441
Foreign currency transactions	–	–	(888)
Futures contracts	107	–	(4,146)
Change in unrealized appreciation/depreciation of:
Investments	(45,653)	–	(246,216)
Futures contracts	787	–	3,693
Translation of assets and liabilities in foreign currencies	–	–	(491)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(2,073)	21	(178,607)
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,405	$21	$(128,447)

(a)	R-6 shares commenced operations on November 25, 2014.
(b)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Principal Capital	Principal LifeTime	Principal LifeTime
Amounts in thousands	Appreciation Fund(a)	2010 Fund	2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$35,498	$22,422
Dividends	51,050	–	–
Withholding tax	(50)	–	–
Interest	7	–	–
Total Income	51,007	35,498	22,422
Expenses:
Management and investment advisory fees	11,918	453	270
Distribution fees - Class A	2,209	108	N/A
Distribution fees - Class B	61	N/A	N/A
Distribution fees - Class C	464	N/A	N/A
Distribution fees - Class J	N/A	638	N/A
Distribution fees - R-1	11	48	44
Distribution fees - R-2	9	41	39
Distribution fees - R-3	77	173	226
Distribution fees - R-4	21	47	61
Administrative service fees - R-1	9	38	35
Administrative service fees - R-2	6	28	26
Administrative service fees - R-3	22	49	63
Administrative service fees - R-4	6	14	18
Administrative service fees - R-5	4	10	9
Registration fees - Class A	24	14	N/A
Registration fees - Class B	2	N/A	N/A
Registration fees - Class C	11	N/A	N/A
Registration fees - Class J	N/A	19	N/A
Registration fees - Class P	14	N/A	N/A
Registration fees - Institutional	20	18	17
Service fees - R-1	8	34	31
Service fees - R-2	7	35	33
Service fees - R-3	77	174	226
Service fees - R-4	53	117	152
Service fees - R-5	113	258	211
Shareholder reports - Class A	125	3	N/A
Shareholder reports - Class C	8	N/A	N/A
Shareholder reports - Class J	N/A	12	N/A
Shareholder reports - Class P	3	N/A	N/A
Shareholder reports - Institutional	21	1	2
Transfer agent fees - Class A	1,080	54	N/A
Transfer agent fees - Class B	18	N/A	N/A
Transfer agent fees - Class C	72	N/A	N/A
Transfer agent fees - Class J	N/A	112	N/A
Transfer agent fees - Class P	27	N/A	N/A
Transfer agent fees - Institutional	127	9	14
Custodian fees	17	–	–
Directors' expenses	49	29	18
Professional fees	39	72	23
Other expenses	25	20	12
Total Gross Expenses	16,757	2,628	1,530
Less: Reimbursement from Manager - Class A	–	19	N/A
Less: Reimbursement from Distributor - Class J	N/A	74	N/A
Total Net Expenses	16,757	2,535	1,530
Net Investment Income (Loss)	34,250	32,963	20,892

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	139,501	–	–
Investment transactions in affiliated Funds	–	69,719	56,778
Capital gain distribution received from affiliated Funds	–	25,095	17,263
Change in unrealized appreciation/depreciation of:
Investments	(42,417)	–	–
Investments in affiliated Funds	–	(118,596)	(89,493)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	97,084	(23,782)	(15,452)
Net Increase (Decrease) in Net Assets Resulting from Operations	$131,334	$9,181	$5,440

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Principal LifeTime	Principal LifeTime		Principal LifeTime
Amounts in thousands	2020 Fund(a)	2025	Fund	2030 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$179,394	$42,045		$189,312
Total Income	179,394	42,045		189,312
Expenses:
Management and investment advisory fees	1,955	468		2,041
Distribution fees - Class A	337	N/A		310
Distribution fees - Class B	10	N/A		12
Distribution fees - Class J	2,248	N/A		2,599
Distribution fees - R-1	180	64		161
Distribution fees - R-2	201	62		197
Distribution fees - R-3	741	422		659
Distribution fees - R-4	220	87		213
Administrative service fees - R-1	144	51		128
Administrative service fees - R-2	134	42		131
Administrative service fees - R-3	208	118		185
Administrative service fees - R-4	66	26		64
Administrative service fees - R-5	47	14		46
Registration fees - Class A	19	N/A		21
Registration fees - Class B	2	N/A		1
Registration fees - Class J	29	N/A		35
Registration fees - Institutional	26	23		28
Service fees - R-1	129	45		115
Service fees - R-2	167	52		164
Service fees - R-3	741	422		660
Service fees - R-4	551	218		532
Service fees - R-5	1,184	349		1,142
Shareholder reports - Class A	18	N/A		21
Shareholder reports - Class J	42	N/A		61
Shareholder reports - Institutional	3	4		4
Transfer agent fees - Class A	161	N/A		169
Transfer agent fees - Class B	3	N/A		4
Transfer agent fees - Class J	421	N/A		611
Transfer agent fees - Institutional	53	32		49
Directors' expenses	115	30		127
Professional fees	77	24		77
Other expenses	77	20		77
Total Gross Expenses	10,309	2,573		10,644
Less: Reimbursement from Manager - Class A	29	N/A		56
Less: Reimbursement from Manager - Class B	4	N/A		4
Less: Reimbursement from Distributor - Class J	264	N/A		305
Total Net Expenses	10,012	2,573		10,279
Net Investment Income (Loss)	169,382	39,472		179,033

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	279,156	83,606		278,358
Capital gain distribution received from affiliated Funds	154,157	40,327		212,693
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(551,635)	(149,767)		(597,161)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(118,322)	(25,834)		(106,110)
Net Increase (Decrease) in Net Assets Resulting from Operations	$51,060	$13,638		$72,923

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2035 Fund	2040 Fund(a)	2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$29,803	$120,989	$18,379
Total Income	29,803	120,989	18,379
Expenses:
Management and investment advisory fees	351	1,329	214
Distribution fees - Class A	N/A	221	N/A
Distribution fees - Class B	N/A	10	N/A
Distribution fees - Class J	N/A	1,495	N/A
Distribution fees - R-1	47	113	30
Distribution fees - R-2	45	131	35
Distribution fees - R-3	282	410	155
Distribution fees - R-4	69	141	35
Administrative service fees - R-1	37	91	24
Administrative service fees - R-2	30	87	23
Administrative service fees - R-3	79	115	43
Administrative service fees - R-4	21	42	11
Administrative service fees - R-5	11	31	9
Registration fees - Class A	N/A	19	N/A
Registration fees - Class B	N/A	1	N/A
Registration fees - Class J	N/A	34	N/A
Registration fees - Institutional	23	28	23
Service fees - R-1	33	81	21
Service fees - R-2	37	109	29
Service fees - R-3	283	410	155
Service fees - R-4	172	352	89
Service fees - R-5	270	773	218
Shareholder reports - Class A	N/A	20	N/A
Shareholder reports - Class J	N/A	49	N/A
Shareholder reports - Institutional	4	4	5
Transfer agent fees - Class A	N/A	144	N/A
Transfer agent fees - Class B	N/A	4	N/A
Transfer agent fees - Class J	N/A	513	N/A
Transfer agent fees - Institutional	30	38	23
Directors' expenses	23	83	15
Professional fees	23	74	23
Other expenses	14	51	9
Total Gross Expenses	1,884	7,003	1,189
Less: Reimbursement from Manager - Class A	N/A	73	N/A
Less: Reimbursement from Manager - Class B	N/A	4	N/A
Less: Reimbursement from Distributor - Class J	N/A	176	N/A
Total Net Expenses	1,884	6,750	1,189
Net Investment Income (Loss)	27,919	114,239	17,190

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	22,209	62,860	7,816
Capital gain distribution received from affiliated Funds	35,935	157,700	23,865
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(71,332)	(277,215)	(40,103)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(13,188)	(56,655)	(8,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,731	$57,584	$8,768

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2050 Fund(a)	2055 Fund	2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$61,112	$4,709	$1,563
Total Income	61,112	4,709	1,563
Expenses:
Management and investment advisory fees	672	58	24
Distribution fees - Class A	164	N/A	N/A
Distribution fees - Class B	3	N/A	N/A
Distribution fees - Class J	437	N/A	8
Distribution fees - R-1	64	8	1
Distribution fees - R-2	78	6	2
Distribution fees - R-3	194	34	7
Distribution fees - R-4	67	11	3
Administrative service fees - R-1	52	6	1
Administrative service fees - R-2	52	4	1
Administrative service fees - R-3	54	10	2
Administrative service fees - R-4	20	3	1
Administrative service fees - R-5	18	2	–
Registration fees - Class A	15	N/A	N/A
Registration fees - Class B	6	N/A	N/A
Registration fees - Class J	22	N/A	12
Registration fees - Institutional	26	18	15
Service fees - R-1	46	5	1
Service fees - R-2	65	5	1
Service fees - R-3	194	34	7
Service fees - R-4	167	27	6
Service fees - R-5	445	53	13
Shareholder reports - Class A	17	N/A	N/A
Shareholder reports - Class J	25	N/A	–
Shareholder reports - Institutional	6	5	1
Transfer agent fees - Class A	125	N/A	N/A
Transfer agent fees - Class B	3	N/A	N/A
Transfer agent fees - Class J	328	N/A	45
Transfer agent fees - Institutional	21	5	1
Directors' expenses	43	6	4
Professional fees	72	22	22
Other expenses	26	3	2
Total Gross Expenses	3,527	325	180
Less: Reimbursement from Manager - Class A	78	N/A	N/A
Less: Reimbursement from Manager - Class B	8	N/A	N/A
Less: Reimbursement from Manager - Class J	–	N/A	55
Less: Reimbursement from Distributor - Class J	52	N/A	1
Total Net Expenses	3,389	325	124
Net Investment Income (Loss)	57,723	4,384	1,439

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	16,973	505	42
Capital gain distribution received from affiliated Funds	82,879	6,392	2,013
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(127,882)	(9,287)	(3,653)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(28,030)	(2,390)	(1,598)
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,693	$1,994	$(159)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2015 Fund(a)	Hybrid 2020 Fund(a)	Hybrid 2025 Fund (a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$3	$6	$2
Total Income	3	6	2
Expenses:
Registration fees - Institutional	19	20	19
Registration fees - R-6	15	14	15
Directors' expenses	2	2	2
Professional fees	16	16	16
Other expenses	1	1	1
Total Gross Expenses	53	53	53
Less: Reimbursement from Manager - Institutional	38	38	38
Less: Reimbursement from Manager - R-6	15	15	15
Total Net Expenses	–	–	–
Net Investment Income (Loss)	3	6	2

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(2)	(16)	1
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(31)	(72)	(28)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(33)	(88)	(27)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(30)	$(82)	$(25)

(a) R-6 shares commenced operations on August 24, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	Hybrid 2030 Fund(a)	Hybrid 2035 Fund(a)	Hybrid 2040 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$2	$1	$–
Total Income	2	1	–
Expenses:
Registration fees - Institutional	19	19	19
Registration fees - R-6	15	15	15
Directors' expenses	2	2	2
Professional fees	16	16	16
Other expenses	1	1	1
Total Gross Expenses	53	53	53
Less: Reimbursement from Manager - Institutional	38	38	38
Less: Reimbursement from Manager - R-6	15	15	15
Total Net Expenses	–	–	–
Net Investment Income (Loss)	2	1	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(1)	–	(8)
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(57)	(32)	(38)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(58)	(32)	(46)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(56)	$(31)	$(46)

(a) R-6 shares commenced operations on August 24, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except Principal LifeTime Hybrid 2055 Fund	Hybrid 2045 Fund(a)	Hybrid 2050 Fund(a)	Hybrid 2055 Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$1	$587
Total Income	–	1	587
Expenses:
Management and investment advisory fees	–	–	8
Registration fees - Institutional	19	19	19,309
Registration fees - R-6	15	15	14,544
Shareholder reports - Institutional	–	–	106
Shareholder reports - R-6	–	–	20
Transfer agent fees - Institutional	–	–	93
Directors' expenses	2	2	2,340
Professional fees	16	16	15,950
Other expenses	1	1	888
Total Gross Expenses	53	53	53,258
Less: Reimbursement from Manager - Institutional	38	38	38,323
Less: Reimbursement from Manager - R-6	15	15	14,884
Total Net Expenses	–	–	51
Net Investment Income (Loss)	–	1	536

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(1)	(1)	(590)
Capital gain distribution received from affiliated Funds	–	–	206
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(24)	(18)	(4,151)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(25)	(19)	(4,535)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(25)	$(18)	$(3,999)

(a) R-6 shares commenced operations on August 24, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

		Principal LifeTime	Principal LifeTime
Amounts in thousands, except for Principal LifeTime Hybrid 2060 Fund and Principal	Principal LifeTime	Hybrid Income	Strategic Income
LifeTime Hybrid Income Fund	Hybrid 2060 Fund(a)	Fund(a)	Fund(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$484	$1,397	$17,387
Total Income	484	1,397	17,387
Expenses:
Management and investment advisory fees	1	11	230
Distribution fees - Class A	N/A	N/A	76
Distribution fees - Class B	N/A	N/A	1
Distribution fees - Class J	N/A	N/A	202
Distribution fees - R-1	N/A	N/A	23
Distribution fees - R-2	N/A	N/A	25
Distribution fees - R-3	N/A	N/A	79
Distribution fees - R-4	N/A	N/A	19
Administrative service fees - R-1	N/A	N/A	18
Administrative service fees - R-2	N/A	N/A	16
Administrative service fees - R-3	N/A	N/A	22
Administrative service fees - R-4	N/A	N/A	6
Administrative service fees - R-5	N/A	N/A	5
Registration fees - Class A	N/A	N/A	11
Registration fees - Class B	N/A	N/A	6
Registration fees - Class J	N/A	N/A	16
Registration fees - Institutional	19,294	19,314	17
Registration fees - R-6	14,544	14,544	N/A
Service fees - R-1	N/A	N/A	16
Service fees - R-2	N/A	N/A	21
Service fees - R-3	N/A	N/A	79
Service fees - R-4	N/A	N/A	46
Service fees - R-5	N/A	N/A	121
Shareholder reports - Class A	N/A	N/A	3
Shareholder reports - Class J	N/A	N/A	7
Shareholder reports - Institutional	127	107	1
Shareholder reports - R-6	20	20	N/A
Transfer agent fees - Class A	N/A	N/A	45
Transfer agent fees - Class B	N/A	N/A	2
Transfer agent fees - Class J	N/A	N/A	59
Transfer agent fees - Institutional	95	101	6
Directors' expenses	2,340	2,340	16
Professional fees	15,949	15,949	72
Other expenses	888	888	11
Total Gross Expenses	53,258	53,274	1,277
Less: Reimbursement from Manager - Class A	N/A	N/A	24
Less: Reimbursement from Manager - Class B	N/A	N/A	8
Less: Reimbursement from Manager - Institutional	37,259	38,352	–
Less: Reimbursement from Manager - R-6	15,992	14,855	N/A
Less: Reimbursement from Distributor - Class J	N/A	N/A	24
Total Net Expenses	7	67	1,221
Net Investment Income (Loss)	477	1,330	16,166

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(160)	793	22,669
Capital gain distribution received from affiliated Funds	206	64	6,914
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	593	(2,947)	(43,118)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	639	(2,090)	(13,535)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,116	$(760)	$2,631

(a)	R-6 shares commenced operations on August 24, 2015.
(b)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

			SAM Conservative
	Real Estate	SAM Balanced	Balanced
Amounts in thousands	Securities Fund(a)	Portfolio(a),(b)	Portfolio(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$–	$126,851	$47,092
Dividends	55,798	–	–
Interest	5	–	–
Total Income	55,803	126,851	47,092
Expenses:
Management and investment advisory fees	18,890	15,077	5,119
Distribution fees - Class A	687	5,353	1,272
Distribution fees - Class B	12	231	40
Distribution fees - Class C	390	7,571	2,561
Distribution fees - Class J	475	2,508	1,346
Distribution fees - R-1	27	15	10
Distribution fees - R-2	53	24	7
Distribution fees - R-3	154	162	48
Distribution fees - R-4	79	49	20
Administrative service fees - R-1	22	12	8
Administrative service fees - R-2	35	16	5
Administrative service fees - R-3	43	45	13
Administrative service fees - R-4	24	15	6
Administrative service fees - R-5	17	11	4
Registration fees - Class A	45	28	25
Registration fees - Class B	1	4	3
Registration fees - Class C	14	21	18
Registration fees - Class J	19	29	26
Registration fees - Class P	19	15	15
Registration fees - Institutional	53	21	20
Service fees - R-1	19	11	8
Service fees - R-2	44	19	6
Service fees - R-3	154	162	47
Service fees - R-4	198	122	50
Service fees - R-5	432	279	93
Shareholder reports - Class A	86	201	44
Shareholder reports - Class C	6	67	21
Shareholder reports - Class J	34	39	18
Shareholder reports - Class P	9	–	–
Shareholder reports - Institutional	115	–	–
Transfer agent fees - Class A	508	1,674	390
Transfer agent fees - Class B	5	34	8
Transfer agent fees - Class C	76	549	185
Transfer agent fees - Class J	238	385	213
Transfer agent fees - Class P	64	–	–
Transfer agent fees - Institutional	824	6	2
Custodian fees	3	–	–
Directors' expenses	40	87	31
Professional fees	30	26	23
Other expenses	30	56	21
Total Gross Expenses	23,974	34,924	11,726
Less: Reimbursement from Manager - Class A	–	–	99
Less: Reimbursement from Manager - Class B	2	–	8
Less: Reimbursement from Manager - Class C	–	–	42
Less: Reimbursement from Manager - Class P	–	15	15
Less: Reimbursement from Distributor - Class J	53	293	158
Total Net Expenses	23,919	34,616	11,404
Net Investment Income (Loss)	31,884	92,235	35,688

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	133,162	–	–
Investment transactions in affiliated Funds	–	196,528	39,054
Capital gain distribution received from affiliated Funds	–	109,644	27,264
Change in unrealized appreciation/depreciation of:
Investments	(35,358)	–	–
Investments in affiliated Funds	–	(347,591)	(88,490)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	97,804	(41,419)	(22,172)
Net Increase (Decrease) in Net Assets Resulting from Operations	$129,688	$50,816	$13,516

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Class P shares commenced operations on August 24, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio(a),(b)	Income Portfolio(a),(b)	Growth Portfolio(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$74,901	$71,174	$50,075
Total Income	74,901	71,174	50,075
Expenses:
Management and investment advisory fees	9,984	6,652	6,105
Distribution fees - Class A	3,825	2,071	2,545
Distribution fees - Class B	174	50	136
Distribution fees - Class C	5,584	3,330	3,334
Distribution fees - Class J	1,261	1,983	713
Distribution fees - R-1	14	3	12
Distribution fees - R-2	22	3	13
Distribution fees - R-3	70	27	44
Distribution fees - R-4	23	10	18
Administrative service fees - R-1	11	2	10
Administrative service fees - R-2	15	2	8
Administrative service fees - R-3	20	8	12
Administrative service fees - R-4	7	3	5
Administrative service fees - R-5	8	2	4
Registration fees - Class A	27	35	23
Registration fees - Class B	–	3	4
Registration fees - Class C	18	24	15
Registration fees - Class J	24	54	18
Registration fees - Class P	15	15	15
Registration fees - Institutional	19	17	15
Service fees - R-1	10	2	9
Service fees - R-2	19	2	10
Service fees - R-3	70	27	44
Service fees - R-4	57	25	44
Service fees - R-5	203	52	89
Shareholder reports - Class A	167	51	139
Shareholder reports - Class C	54	27	41
Shareholder reports - Class J	21	25	15
Transfer agent fees - Class A	1,278	494	999
Transfer agent fees - Class B	34	8	24
Transfer agent fees - Class C	440	233	321
Transfer agent fees - Class J	242	349	169
Transfer agent fees - Institutional	3	3	2
Directors' expenses	58	40	36
Professional fees	25	24	23
Other expenses	39	25	25
Total Gross Expenses	23,841	15,681	15,039
Less: Reimbursement from Manager - Class P	15	15	15
Less: Reimbursement from Distributor - Class J	147	240	82
Total Net Expenses	23,679	15,426	14,942
Net Investment Income (Loss)	51,222	55,748	35,133

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Funds	202,119	36,110	136,795
Capital gain distribution received from affiliated Funds	95,516	20,488	88,393
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(316,879)	(111,997)	(242,500)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(19,244)	(55,399)	(17,312)
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,978	$349	$17,821

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Class P shares commenced operations on August 24, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	Short-Term		SmallCap
Amounts in thousands	Income Fund	SmallCap Fund(a),(b)	Growth Fund I(c)
Net Investment Income (Loss)
Income:
Dividends	$–	$5,878	$6,241
Interest	55,609	1	35
Securities lending - net	–	–	2,234
Total Income	55,609	5,879	8,510
Expenses:
Management and investment advisory fees	11,130	4,206	18,344
Distribution fees - Class A	417	527	N/A
Distribution fees - Class B	N/A	8	N/A
Distribution fees - Class C	868	189	N/A
Distribution fees - Class J	300	520	136
Distribution fees - R-1	4	9	11
Distribution fees - R-2	6	11	20
Distribution fees - R-3	29	19	51
Distribution fees - R-4	14	7	17
Administrative service fees - R-1	4	7	9
Administrative service fees - R-2	4	8	13
Administrative service fees - R-3	8	5	14
Administrative service fees - R-4	4	2	5
Administrative service fees - R-5	1	2	4
Registration fees - Class A	10	25	N/A
Registration fees - Class C	18	13	N/A
Registration fees - Class J	15	14	15
Registration fees - Class P	16	15	N/A
Registration fees - Institutional	34	15	17
Registration fees - R-6	N/A	N/A	20
Service fees - R-1	3	7	8
Service fees - R-2	5	9	16
Service fees - R-3	29	19	51
Service fees - R-4	36	17	44
Service fees - R-5	26	44	94
Shareholder reports - Class A	14	55	N/A
Shareholder reports - Class C	9	5	N/A
Shareholder reports - Class J	16	40	13
Shareholder reports - Class P	4	–	N/A
Shareholder reports - Institutional	21	2	13
Transfer agent fees - Class A	278	392	N/A
Transfer agent fees - Class B	N/A	5	N/A
Transfer agent fees - Class C	104	40	N/A
Transfer agent fees - Class J	125	211	96
Transfer agent fees - Class P	59	1	N/A
Transfer agent fees - Institutional	305	11	133
Custodian fees	8	7	53
Directors' expenses	48	11	32
Professional fees	44	27	27
Other expenses	23	9	15
Total Gross Expenses	14,039	6,514	19,271
Less: Reimbursement from Manager	–	–	1,227
Less: Reimbursement from Manager - Class B	N/A	2	N/A
Less: Reimbursement from Manager - Class P	–	13	N/A
Less: Reimbursement from Manager - Institutional	–	–	41
Less: Reimbursement from Manager - R-2	–	–	1
Less: Reimbursement from Manager - R-3	–	–	3
Less: Reimbursement from Manager - R-4	1	–	2
Less: Reimbursement from Manager - R-5	–	–	5
Less: Reimbursement from Manager - R-6	N/A	N/A	21
Less: Reimbursement from Distributor - Class J	67	61	16
Total Net Expenses	13,971	6,438	17,955
Net Investment Income (Loss)	41,638	(559)	(9,445)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	459	31,120	208,016
Futures contracts	–	496	828
Change in unrealized appreciation/depreciation of:
Investments	(13,080)	2,220	(151,474)
Futures contracts	–	(240)	(2,635)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(12,621)	33,596	54,735
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,017	$33,037	$45,290

(a)	Effective August 31, 2015, SmallCap Blend Fund changed its name to SmallCap Fund.
(b)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(c)	R-6 shares commenced operations on November 25, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Year Ended October 31, 2015

	SmallCap S&P 600	SmallCap	Tax-Exempt Bond
Amounts in thousands	Index Fund	Value Fund II(a)	Fund(b),(c),(d)
Net Investment Income (Loss)
Income:
Dividends	$14,995	$21,610	$–
Withholding tax	(4)	(5)	–
Interest	5	32	11,282
Securities lending - net	719	–	–
Total Income	15,715	21,637	11,282
Expenses:
Management and investment advisory fees	1,682	13,517	1,043
Distribution fees - Class A	N/A	3	547
Distribution fees - Class B	N/A	N/A	2
Distribution fees - Class C	N/A	N/A	118
Distribution fees - Class J	363	49	N/A
Distribution fees - R-1	45	7	N/A
Distribution fees - R-2	52	12	N/A
Distribution fees - R-3	333	30	N/A
Distribution fees - R-4	89	13	N/A
Administrative service fees - R-1	36	5	N/A
Administrative service fees - R-2	34	8	N/A
Administrative service fees - R-3	93	8	N/A
Administrative service fees - R-4	27	4	N/A
Administrative service fees - R-5	19	3	N/A
Registration fees - Class A	N/A	14	26
Registration fees - Class B	N/A	N/A	3
Registration fees - Class C	N/A	N/A	14
Registration fees - Class J	14	11	N/A
Registration fees - Class P	N/A	14	15
Registration fees - Institutional	15	16	19
Registration fees - R-6	N/A	20	N/A
Service fees - R-1	32	5	N/A
Service fees - R-2	43	10	N/A
Service fees - R-3	333	30	N/A
Service fees - R-4	223	33	N/A
Service fees - R-5	475	58	N/A
Shareholder reports - Class A	N/A	–	13
Shareholder reports - Class C	N/A	N/A	2
Shareholder reports - Class J	26	5	N/A
Shareholder reports - Institutional	19	12	–
Transfer agent fees - Class A	N/A	11	102
Transfer agent fees - Class B	N/A	N/A	2
Transfer agent fees - Class C	N/A	N/A	19
Transfer agent fees - Class J	157	33	N/A
Transfer agent fees - Institutional	168	111	–
Custodian fees	14	48	2
Directors' expenses	21	26	6
Interest expense and fees	–	–	44
Professional fees	29	28	42
Other expenses	23	16	5
Total Gross Expenses	4,365	14,160	2,024
Less: Reimbursement from Manager	–	330	–
Less: Reimbursement from Manager - Class A	N/A	21	–
Less: Reimbursement from Manager - Class B	N/A	N/A	5
Less: Reimbursement from Manager - Class C	N/A	N/A	19
Less: Reimbursement from Manager - Class P	N/A	14	14
Less: Reimbursement from Manager - Institutional	–	–	20
Less: Reimbursement from Manager - R-6	N/A	21	N/A
Less: Reimbursement from Distributor - Class J	80	6	N/A
Total Net Expenses	4,285	13,768	1,966
Net Investment Income (Loss)	11,430	7,869	9,316

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	86,142	172,246	299
Futures contracts	1,220	3,031	–
Change in unrealized appreciation/depreciation of:
Investments	(71,095)	(167,993)	(2,628)
Futures contracts	(1,044)	(1,815)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	15,223	5,469	(2,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,653	$13,338	$6,987

(a)	R-6 shares commenced operations on November 25, 2014.
(b)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(c)	Institutional shares commenced operations on May 18, 2015.
(d)	Class P shares commenced operations on August 24, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										California Municipal Fund
										Year Ended	Year Ended
										October 31, 2015	October 31, 2014
Operations
Net investment income (loss)										$8,590	$8,041
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										123	(1,654)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(856)	15,116
			Net Increase (Decrease) in Net Assets Resulting from Operations							7,857	21,503

Dividends and Distributions to Shareholders
From net investment income										(8,905)	(7,623)
									Total Dividends and Distributions	(8,905)	(7,623)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(2,082)	40,983
							Total Increase (Decrease) in Net Assets			(3,130)	54,863

Net Assets
Beginning of period										227,567	172,704
End of period (including undistributed net investment income as set forth below)										$224,437	$227,567
Undistributed (overdistributed) net investment income (loss)										$406	$705

	Class A	Class B(a )			Class C		Class P		Institutional
Capital Share Transactions:
Year Ended October 31, 2015(b),(c)
Dollars:
Sold	$52,002	$	– $		7,057		$6,986		$140
Reinvested	7,479		2		376		22		1
Redeemed	(72,544)		(392)		(2,909)		(302)		–
Net Increase (Decrease)	$(13,063	) $	(390	) $	4,524		$6,706		$141
Shares:
Sold	4,945		–		670		669		14
Reinvested	712		–		36		2		–
Redeemed	(6,901)		(37)		(276)		(29)		–
Net Increase (Decrease)	(1,244)		(37)		430		642		14
Year Ended October 31, 2014
Dollars:
Sold	$71,192		$2		$4,564		N/A		N/A
Reinvested	6,622		19		274		N/A		N/A
Redeemed	(38,829)		(562)		(2,299)		N/A		N/A
Net Increase (Decrease)	$38,985		$(541	) $	2,539		N/A		N/A
Shares:
Sold	6,942		–		449		N/A		N/A
Reinvested	652		2		27		N/A		N/A
Redeemed	(3,849)		(55)		(228)		N/A		N/A
Net Increase (Decrease)	3,745		(53)		248		N/A		N/A

Distributions:
Year Ended October 31, 2015(b),(c)
From net investment income	$(8,462	) $	(2	) $	(418	) $	(22	) $	(1)
From net realized gain on
investments	–		–		–		–		–
Total Dividends and Distributions	$(8,462	) $	(2	) $	(418	) $	(22	) $	(1)
Year Ended October 31, 2014
From net investment income	$(7,308	) $	(19	) $	(296)		N/A		N/A
From net realized gain on
investments	–		–		–		N/A		N/A
Total Dividends and Distributions	$(7,308	) $	(19	) $	(296)		N/A		N/A

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.
(c)	Period from February 27, 2015, date operations commenced, through October 31, 2015 for Institutional class.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Core Plus Bond Fund(a)
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$107,330	$66,246
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	1,227	28,537
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(64,994)	16,182
Net Increase (Decrease) in Net Assets Resulting from Operations	43,563	110,965

Dividends and Distributions to Shareholders
From net investment income	(110,080)	(73,012)
Total Dividends and Distributions	(110,080)	(73,012)

Capital Share Transactions
Net increase (decrease) in capital share transactions	372,519	1,568,219
Total Increase (Decrease) in Net Assets	306,002	1,606,172

Net Assets
Beginning of period	3,949,559	2,343,387
End of period (including undistributed net investment income as set forth below)	$4,255,561	$3,949,559
Undistributed (overdistributed) net investment income (loss)	$1,553	$1,288

	Class A	Class B(b)	Class C	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$10,738	$10	$1,535	$11,326	$1,379,269	$1,227	$2,432		$5,568	$6,341	$12,311
Issued in acquisitions	–	–	–	–	44,389	2,471	3,127		9,416	6,309	17,134
Reinvested	2,126	6	83	3,559	101,264	100	219		604	564	1,342

Redeemed	(17,019)	(1,221)	(1,146)	(21,163)	(1,159,262)	(1,880)	(5,348)		(11,782)	(16,229)	(15,901)
Net Increase (Decrease)	$(4,155)	$(1,205)	$472	$(6,278) $	365,660	$1,918	$430		$3,806	$(3,015)	$14,886
Shares:
Sold	982	1	141	1,030	126,125	111	226		514	572	1,134
Issued in acquisitions	–	–	–	–	4,050	226	288		864	569	1,571
Reinvested	194	1	7	323	9,264	9	20		56	51	123
Redeemed	(1,560)	(111)	(105)	(1,928)	(106,128)	(172)	(496)		(1,086)	(1,469)	(1,464)
Net Increase (Decrease)	(384)	(109)	43	(575)	33,311	174	38		348	(277)	1,364
Year Ended October 31, 2014
Dollars:
Sold	$10,462	$5	$949	$13,189	$1,668,533	$977	$3,424		$5,145	$6,468	$9,858
Reinvested	2,351	21	92	3,877	63,712	100	264		661	652	1,138
Redeemed	(19,329)	(468)	(1,450)	(26,874)	(133,460)	(2,469)	(8,049)		(11,688)	(10,773)	(9,099)
Net Increase (Decrease)	$(6,516)	$(442)	$(409)	$(9,808) $	1,598,785	$(1,392)	$(4,361)		$(5,882)	$(3,653)	$1,897
Shares:
Sold	964	–	87	1,203	152,458	90	316		476	586	912
Reinvested	216	2	9	353	5,844	9	24		61	59	105
Redeemed	(1,779)	(43)	(134)	(2,457)	(12,260)	(226)	(746)		(1,080)	(979)	(842)
Net Increase (Decrease)	(599)	(41)	(38)	(901)	146,042	(127)	(406)		(543)	(334)	175

Distributions:
Year Ended October 31, 2015
From net investment income	$(2,211)	$(8)	$(90)	$(3,577) $	(101,362) $	(100)	$(219	) $	(604)	$(565)	$(1,344)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–	–
Total Dividends and Distributions	$(2,211)	$(8)	$(90)	$(3,577) $	(101,362) $	(100)	$(219	) $	(604)	$(565)	$(1,344)
Year Ended October 31, 2014
From net investment income	$(2,461)	$(22)	$(99)	$(3,900) $	(63,715)	$(100)	$(264)		$(661)	$(652)	$(1,138)
From net realized gain on
investments	–	–	–	–	–	–	–		–	–	–
Total Dividends and Distributions	$(2,461)	$(22)	$(99)	$(3,900) $	(63,715)	$(100)	$(264)		$(661)	$(652)	$(1,138)

(a)	Effective August 31, 2015, Bond & Mortgage Securities Fund changed its name to Core Plus Bond Fund.
(b)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Diversified International Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$94,811	$80,393
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	(35,179)	225,262
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(228,050)	(140,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	(168,418)	164,785

Dividends and Distributions to Shareholders
From net investment income	(78,901)	(95,806)
Total Dividends and Distributions	(78,901)	(95,806)

Capital Share Transactions
Net increase (decrease) in capital share transactions	910,515	540,865
Total Increase (Decrease) in Net Assets	663,196	609,844

Net Assets
Beginning of period	5,514,641	4,904,797
End of period (including undistributed net investment income as set forth below)	$6,177,837	$5,514,641
Undistributed (overdistributed) net investment income (loss)	$73,133	$56,939

	Class A	Class B(a)		Class C		Class J	Class P	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$25,724	$38		$4,203		$16,153	$1,856	$1,952,349	$823		$980	$5,876	$10,398	$12,811
Reinvested	2,335	–		30		2,193	58	71,970	34		71	445	450	974

Redeemed	(32,336)	(3,857)		(2,408)		(30,601)	(2,235)	(1,070,417)	(1,369)		(3,663)	(18,052)	(14,028)	(20,290)
Net Increase (Decrease)	$(4,277)	$(3,819	) $	1,825	$(12,255)		$(321) $	953,902	$(512	) $	(2,612) $	(11,731) $	(3,180)	$(6,505)
Shares:
Sold	2,160	3		349		1,365	158	163,868	69		83	500	854	1,084
Reinvested	202	–		3		192	5	6,258	3		6	38	39	84
Redeemed	(2,733)	(318)		(205)		(2,620)	(192)	(92,279)	(117)		(313)	(1,542)	(1,198)	(1,728)
Net Increase (Decrease)	(371)	(315)		147		(1,063)	(29)	77,847	(45)		(224)	(1,004)	(305)	(560)
Year Ended October 31, 2014
Dollars:
Sold	$20,149	$47		$3,199		$17,207	$3,568	$735,763	$940		$1,757	$4,913	$6,851	$15,333
Reinvested	3,534	3		111		3,246	29	85,163	69		144	808	821	1,444
Redeemed	(35,806)	(1,547)		(2,792)		(27,473)	(854)	(238,628)	(2,129)		(4,557)	(12,231)	(18,147)	(20,070)
Net Increase (Decrease)	$(12,123)	$(1,497)		$518		$(7,020)	$2,743	$582,298	$(1,120)		$(2,656)	$(6,510) $	(10,475) $	(3,293)
Shares:
Sold	1,687	4		268		1,447	306	61,487	79		147	412	563	1,281
Reinvested	297	–		9		276	2	7,205	6		12	68	69	121
Redeemed	(2,981)	(128)		(232)		(2,320)	(72)	(19,953)	(178)		(385)	(1,028)	(1,505)	(1,647)
Net Increase (Decrease)	(997)	(124)		45		(597)	236	48,739	(93)		(226)	(548)	(873)	(245)

Distributions:
Year Ended October 31, 2015
From net investment income	$(2,626) $	– $		(31	) $	(2,194)	$(72)	$(72,004)	$(34	) $	(71)	$(445)	$(450)	$(974)
From net realized gain on
investments	–	–		–		–	–	–	–		–	–	–	–
Total Dividends and Distributions	$(2,626) $	– $		(31	) $	(2,194)	$(72)	$(72,004)	$(34	) $	(71)	$(445)	$(450)	$(974)
Year Ended October 31, 2014
From net investment income	$(3,910)	$(3	) $	(116	) $	(3,248)	$(36)	$(85,207)	$(69	) $	(144)	$(808)	$(821)	$(1,444)
From net realized gain on
investments	–	–		–		–	–	–	–		–	–	–	–
Total Dividends and Distributions	$(3,910)	$(3)		$(116	) $	(3,248)	$(36)	$(85,207)	$(69	) $	(144)	$(808)	$(821)	$(1,444)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Equity Income Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$133,516	$141,668
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	335,261	145,085
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(444,655)	545,843
Net Increase (Decrease) in Net Assets Resulting from Operations	24,122	832,596

Dividends and Distributions to Shareholders
From net investment income	(126,046)	(120,648)
Total Dividends and Distributions	(126,046)	(120,648)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(403,730)	(8,569)
Total Increase (Decrease) in Net Assets	(505,654)	703,379

Net Assets
Beginning of period	5,983,963	5,280,584
End of period (including undistributed net investment income as set forth below)	$5,478,309	$5,983,963
Undistributed (overdistributed) net investment income (loss)	$32,422	$44,589

	Class A	Class B(a)		Class C		Class P	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$111,135	$96		$28,651		$32,398	$626,047	$813	$1,394	$7,204	$14,540		$19,274
Reinvested	18,390	77		2,082		2,530	95,201	49	74	1,277	1,131		3,480

Redeemed	(160,016)	(32,731)		(28,889)		(37,090)	(1,051,885)	(760)	(2,832)	(19,916)	(12,386)		(23,068)
Net Increase (Decrease)	$(30,491)	$ (32,558)		$ 1,844		$(2,162)	$ (330,637) $	102	$(1,364)	$ (11,435) $	3,285		$(314)
Shares:
Sold	4,171	3		1,108		1,225	23,485	31	53	273	549		732
Reinvested	709	3		82		98	3,667	2	3	49	44		134
Redeemed	(6,082)	(1,213)		(1,122)		(1,413)	(39,814)	(29)	(108)	(754)	(474)		(866)
Net Increase (Decrease)	(1,202)	(1,207)		68		(90)	(12,662)	4	(52)	(432)	119		–
Year Ended October 31, 2014
Dollars:
Sold	$135,913	$459		$32,125		$54,721	$227,886	$528	$2,067	$12,309	$8,673		$24,347
Reinvested	17,588	399		1,781		1,832	91,461	48	110	1,345	1,058		3,146
Redeemed	(200,992)	(27,126)		(25,429)		(21,542)	(296,228)	(1,560)	(4,758)	(15,112)	(12,788)		(20,830)
Net Increase (Decrease)	$(47,491)	$ (26,268)		$8,477		$35,011	$23,119	$(984)	$(2,581)	$(1,458)	$(3,057	) $	6,663
Shares:
Sold	5,525	19		1,328		2,181	9,180	21	83	496	353		980
Reinvested	702	16		73		73	3,644	2	4	54	42		125
Redeemed	(8,098)	(1,098)		(1,048)		(869)	(11,977)	(62)	(190)	(605)	(508)		(841)
Net Increase (Decrease)	(1,871)	(1,063)		353		1,385	847	(39)	(103)	(55)	(113)		264

Distributions:
Year Ended October 31, 2015
From net investment income	$ (19,095) $	(78	) $	(2,458	) $	(2,943)	$ (95,434)	$(49)	$(101)	$(1,277)	$(1,131	) $	(3,480)
From net realized gain on
investments	–	–		–		–	–	–	–	–	–		–
Total Dividends and Distributions	$ (19,095) $	(78	) $	(2,458	) $	(2,943)	$ (95,434)	$(49)	$(101)	$(1,277)	$(1,131	) $	(3,480)
Year Ended October 31, 2014
From net investment income	$ (18,209) $	(408	) $	(2,143	) $	(2,217)	$ (91,938)	$(49)	$(134)	$(1,345)	$(1,058	) $	(3,147)
From net realized gain on
investments	–	–		–		–	–	–	–	–	–		–
Total Dividends and Distributions	$ (18,209) $	(408	) $	(2,143	) $	(2,217)	$ (91,938)	$(49)	$(134)	$(1,345)	$(1,058	) $	(3,147)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands					Global Diversified Income Fund
					Year Ended	Year Ended
					October 31, 2015	October 31, 2014
Operations
Net investment income (loss)					$510,947	$371,971
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					(84,228)	255,197
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					(618,635)	22,079
		Net Increase (Decrease) in Net Assets Resulting from Operations			(191,916)	649,247

Dividends and Distributions to Shareholders
From net investment income					(472,424)	(363,272)
From net realized gain on investments					(239,376)	–
			Total Dividends and Distributions		(711,800)	(363,272)

Capital Share Transactions
Net increase (decrease) in capital share transactions					2,331,799	1,468,629
			Total Increase (Decrease) in Net Assets		1,428,083	1,754,604

Net Assets
Beginning of period					9,947,234	8,192,630
End of period (including undistributed net investment income as set forth below)					$11,375,317	$9,947,234
Undistributed (overdistributed) net investment income (loss)					$119,525	$84,319
	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$649,916	$490,528	$ 1,206,340$	2,634,540
Reinvested	143,314	126,149	145,684	170,167

Redeemed	(702,951)	(476,761)	(1,459,577)	(595,550)
Net Increase (Decrease)	$90,279	$139,916	$ (107,553)	$ 2,209,157
Shares:
Sold	45,982	34,888	85,866	185,335
Reinvested	10,256	9,079	10,476	12,249
Redeemed	(50,147)	(34,227)	(103,197)	(42,617)
Net Increase (Decrease)	6,091	9,740	(6,855)	154,967
Year Ended October 31, 2014
Dollars:
Sold	$870,398	$665,254	$ 1,925,041	$ 634,890
Reinvested	96,008	65,238	79,115	47,857

Redeemed	(1,257,572)	(422,045)	(1,027,399)	(208,156)
Net Increase (Decrease)	$(291,166)	$ 308,447	$ 976,757	$474,591
Shares:
Sold	59,379	45,575	130,738	43,408
Reinvested	6,600	4,505	5,446	3,288
Redeemed	(85,592)	(29,153)	(70,823)	(14,375)
Net Increase (Decrease)	(19,613)	20,927	65,361	32,321

Distributions:
Year Ended October 31, 2015
From net investment income	$ (106,393)	$ (99,212)	$ (139,160)	$ (127,659)
From net realized gain on
investments	(58,492)	(66,073)	(69,782)	(45,029)
Total Dividends and Distributions	$ (164,885)	$ (165,285)	$ (208,942)	$ (172,688)
Year Ended October 31, 2014
From net investment income	$ (109,792)	$ (87,765)	$ (116,538)	$ (49,177)
From net realized gain on
investments	–	–	–	–
Total Dividends and Distributions	$ (109,792)	$ (87,765)	$ (116,538)	$ (49,177)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								Global Real Estate Securities Fund
								Year Ended	Year Ended
								October 31, 2015	October 31, 2014
Operations
Net investment income (loss)								$40,948	$28,858
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								98,185	35,031
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(38,049)	156,170
			Net Increase (Decrease) in Net Assets Resulting from Operations					101,084	220,059

Dividends and Distributions to Shareholders
From net investment income								(73,436)	(39,949)
From net realized gain on investments								(14,594)	(52,789)
							Total Dividends and Distributions	(88,030)	(92,738)

Capital Share Transactions
Net increase (decrease) in capital share transactions								606,405	591,598
						Total Increase (Decrease) in Net Assets		619,459	718,919

Net Assets
Beginning of period								2,335,218	1,616,299
End of period (including undistributed net investment income as set forth below)								$2,954,677	$2,335,218
Undistributed (overdistributed) net investment income (loss)								$(8,869)	$(5,820)

	Class A		Class C		Class P	Institutional	R-6
Capital Share Transactions:
Year Ended October 31, 2015(a)
Dollars:
Sold	$97,992		$23,206	$183,916		$956,233	$41
Reinvested	3,317		1,311		3,380	73,723	–
Redeemed	(56,691)		(11,857)		(70,200)	(597,964)	(2)
Net Increase (Decrease)	$44,618		$12,660	$117,096		$431,992	$39
Shares:
Sold	11,199		2,700		19,853	102,278	4
Reinvested	379		153		364	7,926	–
Redeemed	(6,524)		(1,397)		(7,682)	(63,765)	–
Net Increase (Decrease)	5,054		1,456		12,535	46,439	4
Year Ended October 31, 2014
Dollars:
Sold	$54,659		$24,488		$85,308	$531,471	N/A
Reinvested	3,975		1,293		2,678	80,250	N/A
Redeemed	(33,165)		(5,854)		(34,861)	(118,644)	N/A
Net Increase (Decrease)	$25,469		$19,927		$53,125	$493,077	N/A
Shares:
Sold	6,773		3,084		9,818	61,008	N/A
Reinvested	511		172		323	9,706	N/A
Redeemed	(4,054)		(734)		(4,092)	(13,766)	N/A
Net Increase (Decrease)	3,230		2,522		6,049	56,948	N/A

Distributions:
Year Ended October 31, 2015(a)
From net investment income	$(2,966	) $	(1,074	) $	(3,465)	$ (65,931)	$–
From net realized gain on
investments	(655)		(311)		(657)	(12,971)	–
Total Dividends and Distributions	$(3,621	) $	(1,385	) $	(4,122)	$ (78,902)	$–
Year Ended October 31, 2014
From net investment income	$(1,614	) $	(413	) $	(1,497)	$ (36,425)	N/A
From net realized gain on
investments	(2,514)		(994)		(1,879)	(47,402)	N/A
Total Dividends and Distributions	$(4,128	) $	(1,407	) $	(3,376)	$ (83,827)	N/A

(a)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Government & High
Amounts in thousands	Quality Bond Fund
Year Ended	Year Ended
October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$	36,947	$	40,336
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	8,348	8,269
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(15,228)	10,453
Net Increase (Decrease) in Net Assets Resulting from Operations	30,067	59,058

Dividends and Distributions to Shareholders
From net investment income	(44,238)	(51,206)
From tax return of capital	–	(230)
Total Dividends and Distributions	(44,238)	(51,436)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(101,028)	(129,220)
Total Increase (Decrease) in Net Assets	(115,199)	(121,598)

Net Assets
Beginning of period	1,664,682	1,786,280
End of period (including undistributed net investment income as set forth below)	$1,549,483	$1,664,682
Undistributed (overdistributed) net investment income (loss)	$	(2,451)	$	(4,159)
Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$35,344	$10	$8,308	$19,937	$3,854	$118,536	$508	$3,705	$5,617	$5,386	$8,197
Reinvested	7,794	15	1,022	3,495	195	29,723	59	105	414	294	618
Redeemed	(65,788)	(3,957)	(13,978)	(24,557)	(3,060)	(224,217)	(318)	(1,174)	(4,986)	(6,083)	(6,046)
Net Increase (Decrease)	$(22,650	) $	(3,932	) $	(4,648	) $	(1,125	) $	989	$(75,958)	$249	$2,636	$1,045	$(403)	$2,769
Shares:
Sold	3,205	1	754	1,807	348	10,702	46	337	509	487	743
Reinvested	707	1	93	316	17	2,694	5	9	37	27	56
Redeemed	(5,962)	(358)	(1,268)	(2,223)	(277)	(20,284)	(29)	(106)	(451)	(552)	(547)
Net Increase (Decrease)	(2,050)	(356)	(421)	(100)	88	(6,888)	22	240	95	(38)	252
Year Ended October 31, 2014
Dollars:
Sold	$23,479	$45	$7,502	$14,083	$2,634	$35,749	$681	$938	$4,095	$3,101	$6,326
Reinvested	9,331	93	1,313	3,718	203	34,703	63	123	445	310	553
Redeemed	(105,332)	(2,054)	(31,639)	(27,446)	(6,312)	(87,871)	(1,423)	(1,373)	(6,202)	(3,269)	(5,787)
Net Increase (Decrease)	$(72,522)	$(1,916)	$ (22,824) $	(9,645)	$(3,475)	$ (17,419)	$(679)	$(312)	$(1,662)	$142	$1,092
Shares:
Sold	2,139	4	684	1,281	239	3,272	62	85	373	283	575
Reinvested	851	9	120	339	19	3,162	6	11	40	28	50
Redeemed	(9,619)	(188)	(2,893)	(2,504)	(576)	(7,995)	(130)	(125)	(566)	(298)	(528)
Net Increase (Decrease)	(6,629)	(175)	(2,089)	(884)	(318)	(1,561)	(62)	(29)	(153)	13	97

Distributions:
Year Ended October 31, 2015
From net investment income	$(8,165)	$(19)	$(1,066	) $	(3,531)	$(225)	$ (29,723)	$(59)	$(122)	$(415)	$(294)	$(619)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$(8,165)	$(19)	$(1,066	) $	(3,531)	$(225)	$ (29,723)	$(59	) $	(122	) $	(415)	$(294)	$(619)
Year Ended October 31, 2014
From net investment income	$(9,719)	$(96)	$(1,360)	$(3,740)	$(236)	$ (34,566)	$(63)	$(125)	$(443)	$(308)	$(550)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
From tax return of capital	(42)	–	(5)	(17)	(1)	(157)	–	(1)	(2)	(2)	(3)
Total Dividends and Distributions	$(9,761)	$(96)	$(1,365)	$(3,757)	$(237)	$ (34,723)	$(63)	$(126	) $	(445)	$(310)	$(553)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	High Yield Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$201,798	$225,102
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	(4,725)	48,498
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(230,302)	(62,580)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,229)	211,020

Dividends and Distributions to Shareholders
From net investment income	(204,785)	(239,844)
From net realized gain on investments	(40,031)	(85,621)
Total Dividends and Distributions	(244,816)	(325,465)

Capital Share Transactions
Net increase (decrease) in capital share transactions	149,831	(246,679)
Total Increase (Decrease) in Net Assets	(128,214)	(361,124)

Net Assets
Beginning of period	3,762,506	4,123,630
End of period (including undistributed net investment income as set forth below)	$3,634,292	$3,762,506
Undistributed (overdistributed) net investment income (loss)	$(1,435)	$(4,790)

	Class A	Class B(a)		Class C	Class P	Institutional
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$794,562		$109	$43,242	$ 207,586	$1,395,785
Reinvested	70,817		478	22,572	43,047	87,903
Redeemed	(928,674)		(24,509)	(119,173)	(709,207)	(734,707)
Net Increase (Decrease)	$(63,295)		$ (23,922)	$ (53,359)	$ (458,574)	$ 748,981
Shares:
Sold	106,410		15	5,777	28,034	188,570
Reinvested	9,593		64	3,035	5,819	12,022
Redeemed	(125,461)		(3,248)	(15,949)	(94,601)	(99,496)
Net Increase (Decrease)	(9,458)		(3,169)	(7,137)	(60,748)	101,096
Year Ended October 31, 2014
Dollars:
Sold	$426,403		$271	$54,605	$ 680,265	$416,363
Reinvested	134,155		1,852	32,563	50,252	73,608

Redeemed	(1,287,497)		(9,751)	(122,090)	(308,173)	(389,505)
Net Increase (Decrease)	$(726,939	) $	(7,628)	$ (34,922)	$ 422,344	$100,466
Shares:
Sold	54,372		34	6,897	86,607	53,715
Reinvested	17,162		236	4,133	6,430	9,514
Redeemed	(164,357)		(1,236)	(15,449)	(39,394)	(50,213)
Net Increase (Decrease)	(92,823)		(966)	(4,419)	53,643	13,016

Distributions:
Year Ended October 31, 2015
From net investment income	$ (62,808) $		(356)	$ (21,448)	$ (40,699)	$ (79,474)
From net realized gain on
investments	(13,383)		(243)	(5,198)	(8,484)	(12,723)
Total Dividends and Distributions	$ (76,191) $		(599)	$ (26,646)	$ (49,183)	$ (92,197)
Year Ended October 31, 2014
From net investment income	$ (100,794) $		(1,487)	$ (27,559)	$ (50,609)	$ (59,395)
From net realized gain on
investments	(40,698)		(659)	(11,297)	(13,638)	(19,329)
Total Dividends and Distributions	$ (141,492) $		(2,146)	$ (38,856)	$ (64,247)	$ (78,724)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands			High Yield Fund I
			Year Ended	Year Ended
			October 31, 2015	October 31, 2014
Operations
Net investment income (loss)			$68,838	$91,505
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(19,909)	16,005
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(60,818)	(27,129)
	Net Increase (Decrease) in Net Assets Resulting from Operations		(11,889)	80,381

Dividends and Distributions to Shareholders
From net investment income			(69,085)	(91,233)
From net realized gain on investments			(13,688)	(29,943)
	Total Dividends and Distributions		(82,773)	(121,176)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(821,406)	305,020
	Total Increase (Decrease) in Net Assets		(916,068)	264,225

Net Assets
Beginning of period			1,792,431	1,528,206
End of period (including undistributed net investment income as set forth below)			$876,363	$1,792,431
Undistributed (overdistributed) net investment income (loss)			$444	$520
	Class A	Institutional
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$112,883	$ 342,290
Reinvested	1,777	78,410

Redeemed	(109,862)	(1,246,904)
Net Increase (Decrease)	$4,798	$ (826,204)
Shares:
Sold	10,953	33,655
Reinvested	175	7,788
Redeemed	(10,968)	(121,595)
Net Increase (Decrease)	160	(80,152)
Year Ended October 31, 2014
Dollars:
Sold	$18,629	$ 374,769
Reinvested	1,970	118,060
Redeemed	(50,283)	(158,125)
Net Increase (Decrease)	$(29,684)	$ 334,704
Shares:
Sold	1,749	35,256
Reinvested	186	11,143
Redeemed	(4,750)	(14,867)
Net Increase (Decrease)	(2,815)	31,532

Distributions:
Year Ended October 31, 2015
From net investment income	$(1,608)	$ (67,477)
From net realized gain on
investments	(174)	(13,514)
Total Dividends and Distributions	$(1,782)	$ (80,991)
Year Ended October 31, 2014
From net investment income	$(1,327)	$ (89,906)
From net realized gain on
investments	(644)	(29,299)
Total Dividends and Distributions	$(1,971)	$ (119,205)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Income Fund
									Year Ended			Year Ended
								October 31, 2015				October 31, 2014
Operations
Net investment income (loss)									$95,348			$91,471
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									18,125				6,938
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(102,832)			27,302
		Net Increase (Decrease) in Net Assets Resulting from Operations							10,641			125,711

Dividends and Distributions to Shareholders
From net investment income									(100,635)			(97,957)
					Total Dividends and Distributions				(100,635)			(97,957)

Capital Share Transactions
Net increase (decrease) in capital share transactions									393,642			371,600
					Total Increase (Decrease) in Net Assets				303,648			399,354

Net Assets
Beginning of period									2,843,995			2,444,641
End of period (including undistributed net investment income as set forth below)									$3,147,643			$2,843,995
Undistributed (overdistributed) net investment income (loss)									$(7,102)			$(11,031)
	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4		R-5	R-6
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$55,391	$29	$13,872	$22,258	$22,138	$ 464,692	$7,081	$822	$13,091	$9,645		$22,562	$7,623
Reinvested	7,728	29	1,355	2,790	548	84,029	339	59	878	741		1,385	92
Redeemed	(63,070)	(6,253)	(14,004)	(23,465)	(26,451)	(188,039)	(1,563)	(200)	(4,414)	(7,715)		(9,365)	(996)
Net Increase (Decrease)	$49	$(6,195)$	1,223	$1,583	$(3,765)	$ 360,682	$5,857	$681	$9,555	$2,671		$14,582	$6,719
Shares:
Sold	5,722	3	1,424	2,292	2,276	47,832	729	83	1,342	990		2,314	782
Reinvested	799	3	139	288	57	8,669	35	6	90	76		143	10
Redeemed	(6,518)	(639)	(1,442)	(2,423)	(2,727)	(19,456)	(162)	(20)	(456)	(798)		(971)	(104)
Net Increase (Decrease)	3	(633)	121	157	(394)	37,045	602	69	976	268		1,486	688
Year Ended October 31, 2014
Dollars:
Sold	$54,330	$206	$9,756	$22,997	$28,518	$ 339,640	$5,912	$1,293	$ 10,136	$8,004		$ 39,682	N/A
Reinvested	9,350	170	1,692	2,995	458	79,892	230	46	733	650		1,145	N/A
Redeemed	(87,220)	(3,628)	(20,465)	(21,760)	(17,081)	(60,128)	(1,497)	(295)	(7,871)	(2,961)		(23,329)	N/A
Net Increase (Decrease)	$(23,540)$	(3,252)$	(9,017)$	4,232	$11,895	$ 359,404	$4,645	$1,044	$2,998	$5,693		$17,498	N/A
Shares:
Sold	5,575	21	998	2,358	2,915	34,784	606	132	1,036	821		4,090	N/A
Reinvested	961	17	173	307	47	8,189	23	5	75	66		117	N/A
Redeemed	(8,982)	(373)	(2,102)	(2,241)	(1,744)	(6,187)	(154)	(30)	(804)	(303)		(2,389)	N/A
Net Increase (Decrease)	(2,446)	(335)	(931)	424	1,218	36,786	475	107	307	584		1,818	N/A

Distributions:
Year Ended October 31, 2015
From net investment
income	$(8,088)	(38)	$(1,446)	$(2,825)	$(695)$	(84,036)	$(339)	$(70)	$(878)	$(741)		$(1,387)	$(92)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–		–	–
Total Dividends and
Distributions	$(8,088)	$(38)	$(1,446)	$(2,825)	$(695)$	(84,036)	$(339)	$(70)	$(878)$	(741	)$	(1,387)	$(92)
Year Ended October 31, 2014
From net investment
income	$(9,698)	$(185)	$(1,796)	$(3,044)	$(522)$	(79,903)	$(230)	$(51)	$(733)$	(650	)$	(1,145)	N/A
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–		–	N/A
Total Dividends and
Distributions	$(9,698)	$(185)	$(1,796)	$(3,044)	$(522)$	(79,903)	$(230)	$(51)	$(733)$	(650	)$	(1,145)	N/A

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Inflation Protection Fund
										Year Ended		Year Ended
										October 31, 2015		October 31, 2014
Operations
Net investment income (loss)										$	5,708	$11,871
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											(6,628)	(4,364)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(35,813)	8,210
			Net Increase (Decrease) in Net Assets Resulting from Operations								(36,733)	15,717

Dividends and Distributions to Shareholders
From net investment income											(17,061)	–
From net realized gain on investments											–	(14,478)
						Total Dividends and Distributions					(17,061)	(14,478)

Capital Share Transactions
Net increase (decrease) in capital share transactions											634,119	245,063
					Total Increase (Decrease) in Net Assets						580,325	246,302

Net Assets
Beginning of period											1,065,000	818,698
End of period (including undistributed net investment income as set forth below)											$1,645,325	$1,065,000
Undistributed (overdistributed) net investment income (loss)										$	11,980	$16,186

	Class A		Class C	Class J	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$11,423		$792	$1,880	$814,849	$176		$232	$1,508	$1,147	$2,719
Reinvested	175		39	101	16,564	8		7	73	25	52
Redeemed	(12,684)		(1,039)	(2,821)	(194,867)	(367)		(260)	(2,326)	(1,149)	(2,138)
Net Increase (Decrease)	$(1,086	) $	(208)	$(840)	$ 636,546	$(183)		$(21)	$(745)	$23	$633
Shares:
Sold	1,339		97	227	95,267	22		28	181	137	324
Reinvested	21		5	12	1,962	1		1	9	3	6
Redeemed	(1,507)		(127)	(339)	(22,883)	(44)		(32)	(280)	(137)	(256)
Net Increase (Decrease)	(147)		(25)	(100)	74,346	(21)		(3)	(90)	3	74
Year Ended October 31, 2014
Dollars:
Sold	$3,608		$651	$1,853	$348,938	$401		$311	$1,843	$1,183	$10,520
Reinvested	290		78	174	13,685	17		15	112	30	48
Redeemed	(6,481)		(1,673)	(3,104)	(113,628)	(414)		(490)	(2,442)	(824)	(9,638)
Net Increase (Decrease)	$(2,583	) $	(944)	$(1,077)	$ 248,995	$4		$(164)	$(487)	$389	$930
Shares:
Sold	416		78	219	40,803	49		37	218	139	1,253
Reinvested	35		9	21	1,639	2		2	14	4	6
Redeemed	(758)		(201)	(370)	(13,207)	(51)		(59)	(292)	(97)	(1,109)
Net Increase (Decrease)	(307)		(114)	(130)	29,235	–		(20)	(60)	46	150

Distributions:
Year Ended October 31, 2015
From net investment income	$(186	) $	(45)	$(101)	$ (16,564)	$(8)		$(7)	$(73)	$(25)	$(52)
From net realized gain on
investments	–		–	–	–	–		–	–	–	–
Total Dividends and Distributions	$(186	) $	(45)	$(101)	$ (16,564)	$(8)		$(7)	$(73)	$(25)	$(52)
Year Ended October 31, 2014
From net investment income	$– $		– $	–	$–	$–	$	– $	– $	–	$–
From net realized gain on
investments	(307)		(90)	(174)	(13,685)	(17)		(15)	(112)	(30)	(48)
Total Dividends and Distributions	$(307	) $	(90)	$(174)	$ (13,685)	$(17)		$(15)	$(112)	$(30)	$(48)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											International Emerging Markets Fund
											Year Ended		Year Ended
											October 31, 2015		October 31, 2014
Operations
Net investment income (loss)											$	16,334	$	23,618
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												(35,751)		14,598
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(162,669)		(28,938)
		Net Increase (Decrease) in Net Assets Resulting from Operations										(182,086)		9,278

Dividends and Distributions to Shareholders
From net investment income												(31,011)		(14,005)
							Total Dividends and Distributions					(31,011)		(14,005)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(659,956)	176,676
						Total Increase (Decrease) in Net Assets						(873,053)	171,949

Net Assets
Beginning of period												2,059,356	1,887,407
End of period (including undistributed net investment income as set forth below)												$1,186,303	$2,059,356
Undistributed (overdistributed) net investment income (loss)											$	6,805	$	24,062

	Class A	Class B(a)		Class C		Class J	Class P	Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$13,865	$12		$1,895		$11,746	$1,151	$ 364,971		$649	$1,075	$3,185	$3,815	$7,657
Reinvested	983	–		25		1,604	24	27,544		25	48	140	180	400

Redeemed	(15,343)	(3,363)		(1,809)		(24,716)	(1,654)	(1,026,519)		(819)	(2,539)	(5,339)	(7,542)	(11,307)
Net Increase (Decrease)	$(495)	$(3,351	) $	111	$(11,366)		$(479)	$ (634,004)		$(145)	$(1,416)	$(2,014)	$(3,547)	$(3,250)
Shares:
Sold	580	1		83		508	48	15,618		28	46	135	161	333
Reinvested	42	–		1		71	1	1,186		1	2	6	8	17
Redeemed	(655)	(148)		(80)		(1,093)	(70)	(42,594)		(36)	(108)	(230)	(329)	(485)
Net Increase (Decrease)	(33)	(147)		4		(514)	(21)	(25,790)		(7)	(60)	(89)	(160)	(135)
Year Ended October 31, 2014
Dollars:
Sold	$15,860	$39		$2,550		$10,948	$570	$ 286,163		$681	$1,577	$2,578	$3,361	$8,302
Reinvested	214	–		–		515	14	12,959		–	2	–	84	200
Redeemed	(22,842)	(1,081)		(2,441)		(27,435)	(1,055)	(82,349)		(1,632)	(2,228)	(7,048)	(9,736)	(12,094)
Net Increase (Decrease)	$(6,768)	$(1,042)		$109	$(15,972)		$(471)	$ 216,773		$(951)	$(649)	$(4,470)	$(6,291)	$(3,592)
Shares:
Sold	634	2		108		459	23	11,765		29	65	106	137	339
Reinvested	9	–		–		22	1	534		–	–	–	3	8
Redeemed	(927)	(47)		(103)		(1,164)	(43)	(3,347)		(67)	(93)	(287)	(399)	(498)
Net Increase (Decrease)	(284)	(45)		5		(683)	(19)	8,952		(38)	(28)	(181)	(259)	(151)

Distributions:
Year Ended October 31, 2015
From net investment income	$(1,001)	$–		$(26)		$(1,605)	$(26) $	(27,560)		$(25)	$(48)	$(140)	$(180)	$(400)
From net realized gain on
investments	–	–		–		–	–	–		–	–	–	–	–
Total Dividends and Distributions	$(1,001)	$–		$(26	) $	(1,605)	$(26) $	(27,560)		$(25)	$(48)	$(140)	$(180)	$(400)
Year Ended October 31, 2014
From net investment income	$(217) $	– $		– $		(516)	$(18) $	(12,968)	$	– $	(2)	$ – $	(84)	$(200)
From net realized gain on
investments	–	–		–		–	–	–		–	–	–	–	–
Total Dividends and Distributions	$(217) $	– $		– $		(516)	$(18) $	(12,968)	$	– $	(2)	$ – $	(84)	$(200)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands															International Fund I
														Year Ended		Year Ended
														October 31, 2015		October 31, 2014
Operations
Net investment income (loss)															$4,025	$7,995
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															(21,253)	114,931
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															20,621	(94,457)
			Net Increase (Decrease) in Net Assets Resulting from Operations												3,393	28,469

Dividends and Distributions to Shareholders
From net investment income															(7,847)	(9,947)
								Total Dividends and Distributions							(7,847)	(9,947)

Capital Share Transactions
Net increase (decrease) in capital share transactions															12,759	(288,580)
						Total Increase (Decrease) in Net Assets									8,305	(270,058)

Net Assets
Beginning of period															372,546	642,604
End of period (including undistributed net investment income as set forth below)															$380,851	$372,546
Undistributed (overdistributed) net investment income (loss)															$2,799	$7,271

	Class A		Class P		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$5,708		$35,660		$31,361	$803		$1,111		$1,351		$1,236		$3,571
Reinvested	19		5		7,340	58		40		78		117		189
Redeemed	(953)		(423)		(63,388)	(1,383)		(963)		(2,006)		(3,412)		(3,360)
Net Increase (Decrease)	$4,774		$35,242		$ (24,687)	$(522	) $	188		$(577	) $	(2,059	) $	400
Shares:
Sold	404		2,593		2,227	58		79		97		91		264
Reinvested	1		1		552	4		3		6		9		14
Redeemed	(68)		(33)		(4,631)	(102)		(71)		(146)		(249)		(242)
Net Increase (Decrease)	337		2,561		(1,852)	(40)		11		(43)		(149)		36
Year Ended October 31, 2014(a)
Dollars:
Sold	$758		$10		$28,563	$555		$660		$863		$942		$1,626
Reinvested	–		–		9,590	36		31		71		96		123
Redeemed	(1)		–		(321,595)	(1,281)		(1,901)		(2,390)		(3,758)		(1,578)
Net Increase (Decrease)	$757		$10		$ (283,442)	$(690	) $	(1,210	) $	(1,456	) $	(2,720	) $	171
Shares:
Sold	57		1		2,136	42		50		65		71		122
Reinvested	–		–		728	3		2		5		7		9
Redeemed	–		–		(24,432)	(97)		(143)		(178)		(287)		(119)
Net Increase (Decrease)	57		1		(21,568)	(52)		(91)		(108)		(209)		12

Distributions:
Year Ended October 31, 2015
From net investment income	$(19	) $	(5	) $	(7,341)	$(58	) $	(40	) $	(78	) $	(117	) $	(189)
From net realized gain on
investments	–		–		–	–		–		–		–		–
Total Dividends and Distributions	$(19	) $	(5	) $	(7,341)	$(58	) $	(40	) $	(78	) $	(117	) $	(189)
Year Ended October 31, 2014(a)
From net investment income	$– $		– $		(9,590)	$(36	) $	(31	) $	(71	) $	(96	) $	(123)
From net realized gain on
investments	–		–		–	–		–		–		–		–
Total Dividends and Distributions	$– $		– $		(9,590)	$(36	) $	(31	) $	(71	) $	(96	) $	(123)

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class A and Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands															LargeCap Growth Fund
														Year Ended					Year Ended
														October 31, 2015					October 31, 2014
Operations
Net investment income (loss)														$			5,555		$	5,304
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															341,289				355,410
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(139,895)					90,615
			Net Increase (Decrease) in Net Assets Resulting from Operations												206,949				451,329

Dividends and Distributions to Shareholders
From net investment income																	(4,548)			(8,242)
From net realized gain on investments															(354,865)				(321,764)
									Total Dividends and Distributions						(359,413)				(330,006)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(287,199)				184,837
							Total Increase (Decrease) in Net Assets								(439,663)				306,160

Net Assets
Beginning of period															3,382,161				3,076,001
End of period (including undistributed net investment income as set forth below)															$2,942,498				$3,382,161
Undistributed (overdistributed) net investment income (loss)														$			3,670		$	2,999

	Class A		Class B(a)		Class C		Class J		Class P	Institutional		R-1		R-2			R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$23,057		$21		$5,251		$18,150		$4,590	$360,232		$830		$1,353			$4,547		$5,902	$6,042
Reinvested	38,756		648		1,554		7,185		1,030	296,834		668		612			2,056		1,398	7,299
Redeemed	(38,464)		(6,032)		(2,909)		(16,994)		(4,461)	(971,587)		(1,615)		(2,070)			(7,268)		(5,772)	(18,042)
Net Increase (Decrease)	$23,349		$(5,363	) $	3,896		$8,341		$1,159	$(314,521)		$(117	) $	(105		) $	(665	) $	1,528	$(4,701)
Shares:
Sold	2,118		2		527		1,757		401	31,102		81		127			397		523	534
Reinvested	3,774		71		163		739		97	27,862		67		61			189		129	681
Redeemed	(3,544)		(618)		(289)		(1,656)		(407)	(86,296)		(154)		(200)			(637)		(508)	(1,581)
Net Increase (Decrease)	2,348		(545)		401		840		91	(27,332)		(6)		(12)			(51)		144	(366)
Year Ended October 31, 2014
Dollars:
Sold	$19,885		$180		$2,879		$14,359		$1,793	$170,325		$1,108		$1,402			$2,441		$4,289	$7,047
Reinvested	36,950		767		1,404		6,348		966	269,390		734		793			2,238		1,869	6,975
Redeemed	(45,822)		(2,193)		(2,948)		(14,578)		(2,740)	(264,556)		(2,238)		(3,814)			(6,981)		(11,000)	(12,435)
Net Increase (Decrease)	$11,013		$(1,246	) $	1,335		$6,129		$19	$175,159		$(396)		$(1,619)			$(2,302)		$(4,842)	$1,587
Shares:
Sold	1,836		18		283		1,385		160	15,158		104		129			212		380	633
Reinvested	3,560		81		144		642		90	25,130		73		78			204		172	648
Redeemed	(4,212)		(221)		(287)		(1,408)		(242)	(23,564)		(213)		(357)			(610)		(985)	(1,102)
Net Increase (Decrease)	1,184		(122)		140		619		8	16,724		(36)		(150)			(194)		(433)	179

Distributions:
Year Ended October 31, 2015
From net investment income	$–	$	– $		–		$–		$–	$(4,548)	$	– $		–	$		– $		–	$–
From net realized gain on
investments	(39,229)		(651)		(1,811)		(7,185)		(1,156)	(292,794)		(668)		(618)			(2,056)		(1,398)	(7,299)
Total Dividends and Distributions	$(39,229)		$(651	) $	(1,811	) $	(7,185	) $	(1,156)	$ (297,342)		$(668)		$(618)			$(2,056)		$(1,398)	$(7,299)
Year Ended October 31, 2014
From net investment income	$–	$	– $		–		$–		$(16) $	(8,226)	$	– $		–	$		– $		–	$–
From net realized gain on
investments	(37,387)		(773)		(1,627)		(6,349)		(1,092)	(261,921)		(734)		(799)			(2,238)		(1,869)	(6,975)
Total Dividends and Distributions	$(37,387)		$ (773	) $	(1,627	) $	(6,349	) $	(1,108)	$ (270,147)		$(734		$(799)			$(2,238)		$(1,869)	$(6,975)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands														LargeCap Growth Fund I
														Year Ended			Year Ended
														October 31, 2015			October 31, 2014
Operations
Net investment income (loss)														$		11,369		$12,143
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															980,836			712,441
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															(275,426)			188,292
		Net Increase (Decrease) in Net Assets Resulting from Operations													716,779			912,876

Dividends and Distributions to Shareholders
From net investment income																(20,583)		(10,198)
From net realized gain on investments															(705,653)			(419,282)
							Total Dividends and Distributions								(726,236)			(429,480)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(409,112)			414,714
					Total Increase (Decrease) in Net Assets										(418,569)			898,110

Net Assets
Beginning of period															7,758,857			6,860,747
End of period (including undistributed net investment income as set forth below)															$7,340,288			$7,758,857
Undistributed (overdistributed) net investment income (loss)														$		1,122		$8,064

Class A		Class J		Class P	Institutional		R-1		R-2		R-3			R-4		R-5	R-6
Capital Share Transactions:
Year Ended October 31, 2015 (b)
Dollars:
Sold	$11,162	$27,589		$1,241	$1,095,097		$1,242		$3,740		$15,680			$21,871		$29,817	$1,340
Reinvested	630	11,161		2	654,987		851		2,150		15,708			9,386		31,288	1

Redeemed	(3,769)	(20,641)		(8)	(2,169,862)		(2,291)		(10,252)		(42,852)			(26,054)		(68,268)	(58)
Net Increase (Decrease)	$8,023	$18,109		$1,235	$(419,778)		$(198	) $	(4,362)		$ (11,464)			$5,203		$(7,163)	$1,283
Shares:
Sold	855	2,411		96	83,898		104		320		1,270			1,742		2,333	107
Reinvested	52	1,056		–	53,730		76		198		1,369			812		2,638	–
Redeemed	(290)	(1,820)		(1)	(164,983)		(192)		(881)		(3,495)			(2,122)		(5,433)	(4)
Net Increase (Decrease)	617	1,647		95	(27,355)		(12)		(363)		(856)			432		(462)	103
Year Ended October 31, 2014(a)
Dollars:
Sold	$5,582	$19,593		$17	$750,471		$1,539		$10,189		$21,800			$18,656		$82,776	N/A
Reinvested	157	6,610		–	388,891		525		1,349		9,776			6,356		15,808	N/A
Redeemed	(1,348)	(20,808)		–	(790,030)		(2,638)		(7,556)		(27,876)			(35,859)		(39,266)	N/A
Net Increase (Decrease)	$4,391	$5,395		$17	$349,332		$(574	) $	3,982		$3,700	$		(10,847	) $	59,318	N/A
Shares:
Sold	437	1,730		1	58,456		130		870		1,790			1,519		6,589	N/A
Reinvested	13	603		–	31,307		46		120		828			535		1,302	N/A
Redeemed	(106)	(1,838)		–	(61,708)		(221)		(653)		(2,271)			(2,923)		(3,116)	N/A
Net Increase (Decrease)	344	495		1	28,055		(45)		337		347			(869)		4,775	N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$– $	– $		– $	(20,315)	$	– $		–		$–			$–		$(268)	$–
From net realized gain on
investments	(652)	(11,162)		(2)	(634,676)		(851)		(2,195)		(15,708)			(9,386)		(31,020)	(1)
Total Dividends and Distributions	$(652)	$(11,162)		$(2)	$(654,991)		$(851	) $	(2,195)		$ (15,708)			$ (9,386)		$ (31,288)	$ (1)
Year Ended October 31, 2014(a)
From net investment income	$–	$–	$	– $	(10,198)	$	– $		–		$–			$–		$–	N/A
From net realized gain on
investments	(159)	(6,612)		–	(378,697)		(525)		(1,349)		(9,776)			(6,356)		(15,808)	N/A
Total Dividends and Distributions	$(159)	$(6,612)		$–	$(388,895)		$(525	) $	(1,349	) $	(9,776		) $	(6,356)		$ (15,808)	N/A

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class P.
(b)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands														LargeCap Growth Fund II
														Year Ended	Year Ended
														October 31, 2015	October 31, 2014
Operations
Net investment income (loss)														$4,379	$5,823
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														173,425	243,957
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(121,245)	(88,884)
			Net Increase (Decrease) in Net Assets Resulting from Operations											56,559	160,896

Dividends and Distributions to Shareholders
From net investment income														(5,655)	(8,291)
From net realized gain on investments														(182,605)	(101,948)
									Total Dividends and Distributions					(188,260)	(110,239)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(351,614)	(187,778)
							Total Increase (Decrease) in Net Assets							(483,315)	(137,121)

Net Assets
Beginning of period														1,125,259	1,262,380
End of period (including undistributed net investment income as set forth below)														$641,944	$1,125,259
Undistributed (overdistributed) net investment income (loss)														$2,634	$3,945
	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$3,434		$17,107		$193		$284		$1,577		$1,001		$1,015
Reinvested	9,036		172,742		292		435		1,877		1,398		2,473
Redeemed	(6,966)		(541,621)		(76)		(573)		(3,799)		(5,063)		(6,380)
Net Increase (Decrease)	$5,504		$ (351,772)		$409		$146		$(345	) $	(2,664	) $	(2,892)
Shares:
Sold	448		1,894		22		36		192		113		107
Reinvested	1,241		20,215		37		57		240		172		300
Redeemed	(899)		(54,204)		(9)		(72)		(443)		(607)		(718)
Net Increase (Decrease)	790		(32,095)		50		21		(11)		(322)		(311)
Year Ended October 31, 2014
Dollars:
Sold	$2,691		$14,066		$214		$325		$1,396		$782		$3,294
Reinvested	3,052		103,854		108		261		1,038		469		1,452
Redeemed	(4,732)		(294,934)		(505)		(2,147)		(5,867)		(902)		(11,693)
Net Increase (Decrease)	$1,011		$ (177,014)		$(183	) $	(1,561	) $	(3,433	) $	349		$(6,947)
Shares:
Sold	292		1,356		22		34		143		79		321
Reinvested	347		10,460		11		29		112		49		150
Redeemed	(514)		(28,498)		(51)		(228)		(597)		(90)		(1,155)
Net Increase (Decrease)	125		(16,682)		(18)		(165)		(342)		38		(684)

Distributions:
Year Ended October 31, 2015
From net investment income	$(153	) $	(5,432	) $	– $		– $		(3	) $	(23	) $	(44)
From net realized gain on
investments	(8,883)		(167,317)		(292)		(435)		(1,874)		(1,375)		(2,429)
Total Dividends and Distributions	$(9,036)		$ (172,749)		$(292	) $	(435	) $	(1,877	) $	(1,398	) $	(2,473)
Year Ended October 31, 2014
From net investment income	$(112	) $	(8,070	) $	– $		– $		(23	) $	(17	) $	(69)
From net realized gain on
investments	(2,940)		(95,789)		(108)		(261)		(1,015)		(452)		(1,383)
Total Dividends and Distributions	$(3,052)		$ (103,859)		$(108	) $	(261	) $	(1,038	) $	(469	) $	(1,452)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								LargeCap S&P 500 Index Fund
								Year Ended		Year Ended
								October 31, 2015		October 31, 2014
Operations
Net investment income (loss)								$	79,574	$66,241
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									133,514	102,223
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(14,518)	451,178
		Net Increase (Decrease) in Net Assets Resulting from Operations							198,570	619,642

Dividends and Distributions to Shareholders
From net investment income									(68,885)	(58,505)
From net realized gain on investments									(2,702)	–
					Total Dividends and Distributions				(71,587)	(58,505)

Capital Share Transactions
Net increase (decrease) in capital share transactions									546,355	(23,330)
				Total Increase (Decrease) in Net Assets					673,338	537,807

Net Assets
Beginning of period									4,249,024	3,711,217
End of period (including undistributed net investment income as set forth below)									$4,922,362	$4,249,024
Undistributed (overdistributed) net investment income (loss)								$	62,433	$52,094

	Class A	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$63,932	$14,630	$68,403	$1,169,162	$5,603	$6,579	$50,069	$60,520	$65,697
Reinvested	3,907	253	8,101	45,292	204	425	2,985	3,424	6,889
Redeemed	(52,171)	(8,424)	(83,082)	(588,085)	(4,197)	(15,153)	(91,167)	(65,456)	(121,985)
Net Increase (Decrease)	$15,668	$6,459	$(6,578)	$ 626,369	$1,610	$(8,149)	$ (38,113) $	(1,512)	$ (49,399)
Shares:
Sold	4,399	1,020	4,765	79,636	389	450	3,442	4,152	4,492
Reinvested	269	18	563	3,123	14	29	205	235	469
Redeemed	(3,587)	(601)	(5,771)	(40,684)	(289)	(1,043)	(6,291)	(4,520)	(8,292)
Net Increase (Decrease)	1,081	437	(443)	42,075	114	(564)	(2,644)	(133)	(3,331)
Year Ended October 31, 2014
Dollars:
Sold	$35,762	$8,653	$67,423	$312,186	$3,620	$5,777	$49,241	$44,525	$89,806
Reinvested	2,829	165	6,021	38,393	145	420	2,629	2,536	5,308
Redeemed	(35,865)	(3,661)	(66,708)	(387,960)	(6,272)	(17,407)	(56,388)	(39,107)	(85,401)
Net Increase (Decrease)	$2,726	$5,157	$6,736	$(37,381)	$(2,507)	$ (11,210)	$(4,518)	$7,954	$9,713
Shares:
Sold	2,690	661	5,087	23,463	273	434	3,686	3,314	6,675
Reinvested	222	13	476	3,013	11	33	206	198	411
Redeemed	(2,705)	(280)	(5,055)	(29,127)	(473)	(1,322)	(4,163)	(2,916)	(6,381)
Net Increase (Decrease)	207	394	508	(2,651)	(189)	(855)	(271)	596	705

Distributions:
Year Ended October 31, 2015
From net investment income	$(3,815)	$(259)	$(7,772)	$ (43,718)	$(191)	$(400)	$(2,835)	$(3,279)	$(6,616)
From net realized gain on
investments	(165)	(19)	(338)	(1,574)	(13)	(25)	(150)	(145)	(273)
Total Dividends and Distributions	$(3,980)	$(278)	$(8,110)	$ (45,292)	$(204)	$(425)	$(2,985)	$(3,424)	$(6,889)
Year Ended October 31, 2014
From net investment income	$(2,878)	$(173)	$(6,023)	$ (38,393)	$(145)	$(420)	$(2,629)	$(2,536)	$(5,308)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	$(2,878)	$(173)	$(6,023)	$ (38,393)	$(145)	$(420)	$(2,629)	$(2,536)	$(5,308)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands												LargeCap Value Fund
											Year Ended			Year Ended
											October 31, 2015			October 31, 2014
Operations
Net investment income (loss)											$	54,424			$54,968
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												268,414		347,452
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(207,988)			31,711
			Net Increase (Decrease) in Net Assets Resulting from Operations									114,850		434,131

Dividends and Distributions to Shareholders
From net investment income												(57,750)			(43,181)
From net realized gain on investments												(349,771)		(284,484)
								Total Dividends and Distributions				(407,521)		(327,665)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(974,058)		343,452
						Total Increase (Decrease) in Net Assets					(1,266,729)			449,918

Net Assets
Beginning of period												3,749,365		3,299,447
End of period (including undistributed net investment income as set forth below)												$2,482,636		$3,749,365
Undistributed (overdistributed) net investment income (loss)											$	39,643			$43,254
	Class A	Class B(a)			Class C	Class J		Class P	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$9,802		$16		$1,396	$6,826		$227	$299,948	$338	$879	$1,137		$756	$1,319
Reinvested	22,528		140		797	8,344		29	372,853	154	333	522		277	909

Redeemed	(24,631)		(1,528)		(2,311)	(15,227)		(165)	(1,650,721)	(390)	(2,927)	(1,953)		(1,281)	(2,454)
Net Increase (Decrease)	$7,699		$(1,372	) $	(118)	$(57)		$91	$(977,920)	$102	$(1,715)	$(294)		$(248)	$(226)
Shares:
Sold	764		1		112	542		17	22,562	26	70	88		61	103
Reinvested	1,782		11		65	672		3	29,481	12	27	42		22	72
Redeemed	(1,915)		(118)		(185)	(1,208)		(13)	(127,294)	(31)	(235)	(155)		(103)	(192)
Net Increase (Decrease)	631		(106)		(8)	6		7	(75,251)	7	(138)	(25)		(20)	(17)
Year Ended October 31, 2014(b)
Dollars:
Sold	$11,300		$9		$1,492	$10,629		$606	$223,109	$443	$850	$1,234		$899	$1,836
Reinvested	18,636		143		653	6,611		–	299,062	141	258	359		256	921
Redeemed	(26,473)		(642)		(1,409)	(12,664)		(409)	(186,818)	(724)	(561)	(915)		(1,362)	(4,018)
Net Increase (Decrease)	$3,463		$(490	) $	736	$4,576		$197	$335,353	$(140)	$547	$678		$(207)	$(1,261)
Shares:
Sold	847		1		114	811		45	16,738	34	64	92		68	137
Reinvested	1,457		11		52	525		–	23,401	11	20	28		20	72
Redeemed	(1,983)		(48)		(108)	(964)		(30)	(14,111)	(55)	(42)	(69)		(103)	(311)
Net Increase (Decrease)	321		(36)		58	372		15	26,028	(10)	42	51		(15)	(102)

Distributions:
Year Ended October 31, 2015
From net investment income	$(2,533)	$	– $		(33)	$(954)		$(4) $	(53,978)	$(11)	$(39)	$(55	) $	(31)	$(112)
From net realized gain on
investments	(20,481)		(144)		(792)	(7,392)		(25)	(318,875)	(143)	(409)	(467)		(246)	(797)
Total Dividends and Distributions $	(23,014)		$(144	) $	(825)	$(8,346)		$(29)	$(372,853)	$(154)	$(448)	$(522	) $	(277)	$(909)
Year Ended October 31, 2014(b)
From net investment income	$(1,842)	$	– $		(39)	$(638)	$	– $	(40,471)	$(9)	$(27)	$(32	) $	(26)	$(97)
From net realized gain on
investments	(17,308)		(147)		(648)	(5,974)		–	(258,591)	(132)	(303)	(327)		(230)	(824)
Total Dividends and Distributions	$(19,150)		$(147	) $	(687)	$(6,612)	$	– $	(299,062)	$(141)	$(330)	$(359	) $	(256)	$(921)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											LargeCap Value Fund III
											Year Ended	Year Ended
											October 31, 2015	October 31, 2014
Operations
Net investment income (loss)											$36,401	$39,850
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											254,545	210,894
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(206,245)	115,108
		Net Increase (Decrease) in Net Assets Resulting from Operations									84,701	365,852

Dividends and Distributions to Shareholders
From net investment income											(42,941)	(15,570)
From net realized gain on investments											(27,176)	–
							Total Dividends and Distributions				(70,117)	(15,570)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(1,034,389)	814,769
						Total Increase (Decrease) in Net Assets					(1,019,805)	1,165,051

Net Assets
Beginning of period											2,928,146	1,763,095
End of period (including undistributed net investment income as set forth below)											$1,908,341	$2,928,146
Undistributed (overdistributed) net investment income (loss)											$26,760	$33,314

	Class J	Institutional		R-1		R-2	R-3	R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$4,230	$ 328,215		$480		$1,070	$1,091	$1,411		$3,698
Reinvested	1,694	67,490		98		109	290	212		220

Redeemed	(11,846)	(1,418,281)		(1,141)		(1,895)	(4,784)	(4,724)		(2,026)
	$
Net Increase (Decrease)	$(5,922)	(1,022,576)		$(563)		$(716)	$(3,403)	$(3,101	) $	1,892
Shares:
Sold	270	20,552		31		67	67	89		231
Reinvested	109	4,285		6		7	18	13		14
Redeemed	(761)	(89,167)		(72)		(121)	(290)	(296)		(128)
Net Increase (Decrease)	(382)	(64,330)		(35)		(47)	(205)	(194)		117
Year Ended October 31, 2014
Dollars:
Sold	$4,826	$ 916,680		$580		$678	$2,856	$1,904		$2,590
Issued in acquisitions	–	186,900		2,742		2,326	3,095	3,322		1,498
Reinvested	185	15,341		–		–	10	16		17
Redeemed	(10,107)	(306,644)		(708)		(3,507)	(2,759)	(2,519)		(4,553)
Net Increase (Decrease)	$(5,096)	$ 812,277		$2,614		$(503)	$3,202	$2,723		$(448)
Shares:
Sold	332	64,803		39		47	189	124		174
Issued in acquisitions	–	12,181		179		152	195	217		97
Reinvested	13	1,086		–		–	1	1		1
Redeemed	(691)	(20,602)		(48)		(242)	(179)	(171)		(305)
Net Increase (Decrease)	(346)	57,468		170		(43)	206	171		(33)

Distributions:
Year Ended October 31, 2015
From net investment income	$(928)	$ (41,516)		$(48)		$(53)	$(149)	$(120)		$(127)
From net realized gain on
investments	(768)	(25,974)		(51)		(57)	(141)	(92)		(93)
Total Dividends and Distributions	$(1,696)	$ (67,490)		$(99)		$(110)	$(290)	$(212	) $	(220)
Year Ended October 31, 2014
From net investment income	$(185)	$ (15,342)		$–	$	– $	(10)	$(16	) $	(17)
From net realized gain on
investments	–	–		–		–	–	–		–
Total Dividends and Distributions	$(185)	$ (15,342)	$	– $		– $	(10)	$(16	) $	(17)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands														MidCap Fund
												Year Ended			Year Ended
												October 31, 2015			October 31, 2014
Operations
Net investment income (loss)														$11,192		$21,511
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												699,848			466,325
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(139,834)			538,045
			Net Increase (Decrease) in Net Assets Resulting from Operations									571,206			1,025,881

Dividends and Distributions to Shareholders
From net investment income														(22,322)		(10,518)
From net realized gain on investments												(448,289)			(159,328)
								Total Dividends and Distributions				(470,611)			(169,846)

Capital Share Transactions
Net increase (decrease) in capital share transactions												2,186,740			698,018
							Total Increase (Decrease) in Net Assets					2,287,335			1,554,053

Net Assets
Beginning of period												8,865,226			7,311,173
End of period (including undistributed net investment income as set forth below)												$11,152,561			$8,865,226
Undistributed (overdistributed) net investment income (loss)														$9,383		$21,684

	Class A	Class B(a)			Class C		Class J	Class P	Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$405,982		$37		$23,655		$4,450	$1,040,954	$2,446,404	$30,644		$9,227		$39,289	$67,468	$ 138,143
Reinvested	83,960		660		14,443		14,862	78,478	157,613	1,793		1,739		7,866	8,154	13,558

Redeemed	(381,011)		(14,582)		(46,427)		(34,547)	(506,905)	(1,152,717)	(6,146)		(17,469)		(55,805)	(90,974)	(96,056)
Net Increase (Decrease)	$108,931	$(13,885		) $	(8,329)		$ (15,235)	$ 612,527	$1,451,300	$26,291		$(6,503	) $	(8,650) $	(15,352) $	55,645
Shares:
Sold	18,059		2		1,130		205	45,954	107,085	1,426		428		1,775	2,964	6,176
Reinvested	3,987		33		730		730	3,668	7,346	89		86		379	382	639
Redeemed	(17,061)		(672)		(2,210)		(1,600)	(22,353)	(50,492)	(288)		(825)		(2,535)	(4,063)	(4,296)
Net Increase (Decrease)	4,985		(637)		(350)		(665)	27,269	63,939	1,227		(311)		(381)	(717)	2,519
Year Ended October 31, 2014
Dollars:
Sold	$330,287		$228		$19,402		$3,024	$ 948,638	$1,244,296	$14,086		$10,914		$35,467	$48,061	$90,725
Reinvested	39,608		337		6,130		6,288	25,793	51,356	469		667		3,362	3,588	4,569
Redeemed	(700,282)		(4,491)		(52,154)		(35,301)	(565,546)	(645,816)	(5,418)		(15,737)		(51,222)	(62,749)	(50,561)
Net Increase (Decrease)	$(330,387	) $	(3,926)		$ (26,622)		$ (25,989)	$ 408,885	$649,836	$9,137		$(4,156)		$ (12,393)	$ (11,100)	$ 44,733
Shares:
Sold	16,116		12		1,003		152	45,109	59,682	711		549		1,745	2,309	4,392
Reinvested	2,003		18		326		329	1,288	2,556	25		35		172	179	230
Redeemed	(33,620)		(229)		(2,664)		(1,775)	(26,642)	(30,825)	(275)		(783)		(2,522)	(3,015)	(2,434)
Net Increase (Decrease)	(15,501)		(199)		(1,335)		(1,294)	19,755	31,413	461		(199)		(605)	(527)	2,188

Distributions:
Year Ended October 31, 2015
From net investment income	$ (18) $		– $		– $		(387)	$(6,017)	$ (15,264)	$–	$	– $		– $	(101)	$(535)
From net realized gain on
investments	(90,324)		(672)		(18,134)		(14,483)	(88,014)	(203,895)	(1,794)		(2,027)		(7,866)	(8,053)	(13,027)
Total Dividends and Distributions	$ (90,342) $		(672)		$ (18,134)		$ (14,870)	$(94,031)	$ (219,159)	$(1,794)		$(2,027	) $	(7,866)	$(8,154)	$(13,562)
Year Ended October 31, 2014
From net investment income	$ – $		– $		– $		– $	(2,790)	$ (7,502)	$–	$	– $		– $	– $	(226)
From net realized gain on
investments	(42,407)		(342)		(7,771)		(6,290)	(27,586)	(62,266)	(470)		(900)		(3,362)	(3,588)	(4,346)
Total Dividends and Distributions	$ (42,407) $		(342	) $	(7,771	) $	(6,290)	$(30,376)	$ (69,768)	$(470)		$(900	) $	(3,362)	$(3,588)	$(4,572)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											MidCap Growth Fund
											Year Ended	Year Ended
											October 31, 2015	October 31, 2014
Operations
Net investment income (loss)											$(582)	$(384)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											6,893	19,702
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											557	(6,157)
		Net Increase (Decrease) in Net Assets Resulting from Operations									6,868	13,161

Dividends and Distributions to Shareholders
From net realized gain on investments											(19,382)	(25,928)
								Total Dividends and Distributions			(19,382)	(25,928)

Capital Share Transactions
Net increase (decrease) in capital share transactions											55,374	(9,891)
						Total Increase (Decrease) in Net Assets					42,860	(22,658)

Net Assets
Beginning of period											100,138	122,796
End of period (including undistributed net investment income as set forth below)											$142,998	$100,138
Undistributed (overdistributed) net investment income (loss)											$–	$1

	Class J	Institutional		R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$40,060	$18,888		$473		$2,420		$10,442	$4,974	$4,544
Reinvested	9,699	4,099		281		460		939	430	2,721
Redeemed	(19,483)	(16,245)		(231)		(1,574)		(3,203)	(2,095)	(2,225)
Net Increase (Decrease)	$30,276	$6,742		$523		$1,306		$8,178	$3,309	$5,040
Shares:
Sold	6,646	2,588		76		361		1,496	689	589
Reinvested	1,776	607		49		75		145	64	390
Redeemed	(3,282)	(2,072)		(38)		(241)		(458)	(287)	(286)
Net Increase (Decrease)	5,140	1,123		87		195		1,183	466	693
Year Ended October 31, 2014
Dollars:
Sold	$18,897	$36,771		$312		$1,537		$1,839	$1,490	$2,830
Reinvested	7,455	8,929		334		551		739	457	2,980
Redeemed	(12,688)	(70,224)		(717)		(1,829)		(1,988)	(1,764)	(5,802)
Net Increase (Decrease)	$13,664	$(24,524)		$(71	) $	259		$590	$183	$8
Shares:
Sold	2,769	4,474		44		210		237	182	342
Reinvested	1,181	1,202		51		79		102	61	389
Redeemed	(1,875)	(8,801)		(103)		(242)		(253)	(222)	(707)
Net Increase (Decrease)	2,075	(3,125)		(8)		47		86	21	24

Distributions:
Year Ended October 31, 2015
From net investment income	$–	$–	$	– $		–		$–	$–	$–
From net realized gain on
investments	(9,699)	(4,718)		(281)		(594)		(939)	(430)	(2,721)
Total Dividends and Distributions	$(9,699)	$(4,718)		$(281)		$(594)		$(939)	$(430)	$(2,721)
Year Ended October 31, 2014
From net investment income	$–	$–	$	– $		–		$–	$–	$–
From net realized gain on
investments	(7,461)	(13,371)		(334)		(586)		(739)	(457)	(2,980)
Total Dividends and Distributions	$(7,461)	$ (13,371)		$(334	) $	(586	) $	(739)	$(457)	$(2,980)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									MidCap Growth Fund III
									Year Ended	Year Ended
									October 31, 2015	October 31, 2014
Operations
Net investment income (loss)									$(5,382)	$(1,514)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									87,997	303,875
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(39,916)	(159,712)
		Net Increase (Decrease) in Net Assets Resulting from Operations							42,699	142,649

Dividends and Distributions to Shareholders
From net realized gain on investments									(303,330)	(265,877)
						Total Dividends and Distributions			(303,330)	(265,877)

Capital Share Transactions
Net increase (decrease) in capital share transactions									173,725	75,850
				Total Increase (Decrease) in Net Assets					(86,906)	(47,378)

Net Assets
Beginning of period									1,476,562	1,523,940
End of period (including undistributed net investment income as set forth below)									$1,389,656	$1,476,562
Undistributed (overdistributed) net investment income (loss)									$(3,475)	$15

	Class J	Institutional	R-1	R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$3,213	$219,299	$433	$778		$1,266	$3,528	$3,541
Reinvested	8,568	282,248	741	1,071		3,723	4,659	2,320
Redeemed	(6,338)	(318,909)	(999)	(1,611)		(11,307)	(18,236)	(4,263)
Net Increase (Decrease)	$5,443	$182,638	$175	$238		$(6,318)	$ (10,049) $	1,598
Shares:
Sold	347	19,227	45	79		120	333	327
Reinvested	985	27,726	83	117		380	466	225
Redeemed	(683)	(28,743)	(103)	(166)		(1,106)	(1,785)	(400)
Net Increase (Decrease)	649	18,210	25	30		(606)	(986)	152
Year Ended October 31, 2014
Dollars:
Sold	$4,589	$70,553	$509	$626		$1,408	$2,892	$2,632
Reinvested	7,400	244,892	629	1,114		3,804	4,572	3,464
Redeemed	(8,087)	(231,344)	(845)	(2,355)		(7,187)	(9,694)	(13,722)
Net Increase (Decrease)	$3,902	$84,101	$293	$(615)		$(1,975)	$(2,230)	$(7,626)
Shares:
Sold	407	5,661	45	53		117	237	211
Reinvested	702	20,648	59	101		329	390	288
Redeemed	(740)	(18,656)	(74)	(202)		(591)	(788)	(1,091)
Net Increase (Decrease)	369	7,653	30	(48)		(145)	(161)	(592)

Distributions:
Year Ended October 31, 2015
From net investment income	$–	$ –	$–	$–	$	– $	– $	–
From net realized gain on
investments	(8,568)	(282,248)	(741)	(1,071)		(3,723)	(4,659)	(2,320)
Total Dividends and Distributions	$(8,568)	$ (282,248)	$(741)	$(1,071)		$(3,723)	$(4,659)	$(2,320)
Year Ended October 31, 2014
From net investment income	$–	$ –	$–	$–	$	– $	– $	–
From net realized gain on
investments	(7,402)	(244,892)	(629)	(1,114)		(3,804)	(4,572)	(3,464)
Total Dividends and Distributions	$(7,402)	$ (244,892)	$(629)	$(1,114)		$(3,804)	$(4,572)	$(3,464)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								MidCap S&P 400 Index Fund
								Year Ended	Year Ended
								October 31, 2015	October 31, 2014
Operations
Net investment income (loss)								$12,669	$10,255
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								82,408	50,937
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(61,984)	45,847
		Net Increase (Decrease) in Net Assets Resulting from Operations						33,093	107,039

Dividends and Distributions to Shareholders
From net investment income								(11,215)	(7,694)
From net realized gain on investments								(50,566)	(29,857)
					Total Dividends and Distributions			(61,781)	(37,551)

Capital Share Transactions
Net increase (decrease) in capital share transactions								99,054	131,413
				Total Increase (Decrease) in Net Assets				70,366	200,901

Net Assets
Beginning of period								1,113,902	913,001
End of period (including undistributed net investment income as set forth below)								$1,184,268	$1,113,902
Undistributed (overdistributed) net investment income (loss)								$9,572	$8,120

	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$21,275	$171,282	$4,057	$4,022	$37,170	$34,266	$48,651
Reinvested	4,846	30,172	1,033	1,034	6,466	6,043	11,661
Redeemed	(18,645)	(100,146)	(5,789)	(8,163)	(50,508)	(28,670)	(71,003)
Net Increase (Decrease)	$7,476	$101,308	$(699)	$(3,107)	$(6,872)	$11,639	$(10,691)
Shares:
Sold	1,088	8,668	207	199	1,844	1,694	2,399
Reinvested	258	1,569	54	53	333	310	594
Redeemed	(959)	(5,032)	(292)	(406)	(2,507)	(1,436)	(3,516)
Net Increase (Decrease)	387	5,205	(31)	(154)	(330)	568	(523)
Year Ended October 31, 2014
Dollars:
Sold	$22,120	$169,363	$11,450	$4,763	$28,522	$38,238	$67,332
Reinvested	2,941	16,467	739	722	4,316	4,191	7,256
Redeemed	(15,274)	(86,677)	(5,655)	(6,519)	(50,524)	(28,262)	(54,096)
Net Increase (Decrease)	$9,787	$99,153	$6,534	$(1,034) $	$ (17,686)	14,167	$20,492
Shares:
Sold	1,175	8,823	608	246	1,472	1,992	3,431
Reinvested	162	889	40	38	230	223	383
Redeemed	(814)	(4,526)	(299)	(337)	(2,602)	(1,449)	(2,769)
Net Increase (Decrease)	523	5,186	349	(53)	(900)	766	1,045

Distributions:
Year Ended October 31, 2015
From net investment income	$(752)	$(6,410)	$(81)	$(96)	$(845)	$(957)	$(2,074)
From net realized gain on
investments	(4,095)	(24,285)	(952)	(938)	(5,623)	(5,086)	(9,587)
Total Dividends and Distributions	$(4,847)	$ (30,695)	$(1,033)	$(1,034)	$(6,468)	$(6,043)	$ (11,661)
Year Ended October 31, 2014
From net investment income	$(501)	$(4,152)	$(95)	$(66)	$(583)	$(811)	$(1,486)
From net realized gain on
investments	(2,441)	(13,233)	(644)	(656)	(3,733)	(3,380)	(5,770)
Total Dividends and Distributions	$(2,942)	$ (17,385)	$(739)	$(722)	$(4,316)	$(4,191)	$(7,256)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											MidCap Value Fund I
											Year Ended	Year Ended
											October 31, 2015	October 31, 2014
Operations
Net investment income (loss)											$11,109	$8,376
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											162,905	226,568
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(181,247)	(17,080)
		Net Increase (Decrease) in Net Assets Resulting from Operations									(7,233)	217,864

Dividends and Distributions to Shareholders
From net investment income											(9,290)	(8,952)
From net realized gain on investments											(226,569)	(333,291)
							Total Dividends and Distributions				(235,859)	(342,243)

Capital Share Transactions
Net increase (decrease) in capital share transactions											337,821	247,129
						Total Increase (Decrease) in Net Assets					94,729	122,750

Net Assets
Beginning of period											1,633,064	1,510,314
End of period (including undistributed net investment income as set forth below)											$1,727,793	$1,633,064
Undistributed (overdistributed) net investment income (loss)											$7,308	$5,612

	Class J	Institutional	R-1			R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$10,925	$434,439	$701			$1,721	$6,210		$7,980	$12,187
Reinvested	10,135	202,974	869			1,489	4,615		4,945	10,737
Redeemed	(17,652)	(287,139)	(2,141)			(4,258)	(14,040)		(17,490)	(29,386)
Net Increase (Decrease)	$3,408	$350,274	$(571		) $	(1,048)	$(3,215)		$(4,565)	$(6,462)
Shares:
Sold	726	28,273	49			118	421		527	817
Reinvested	705	13,958	62			106	323		345	744
Redeemed	(1,192)	(19,253)	(147)			(291)	(944)		(1,189)	(1,976)
Net Increase (Decrease)	239	22,978	(36)			(67)	(200)		(317)	(415)
Year Ended October 31, 2014
Dollars:
Sold	$11,985	$100,655	$1,411			$2,106	$5,844		$8,396	$25,566
Reinvested	14,949	287,049	1,485			3,229	8,853		8,235	18,117
Redeemed	(9,676)	(186,101)	(2,106)			(7,060)	(12,472)		(11,756)	(21,580)
Net Increase (Decrease)	$17,258	$201,603	$790			$(1,725)	$2,225		$4,875	$22,103
Shares:
Sold	757	6,305	92			134	374		528	1,525
Reinvested	1,019	19,370	103			224	606		562	1,231
Redeemed	(613)	(11,468)	(135)			(449)	(795)		(758)	(1,392)
Net Increase (Decrease)	1,163	14,207	60			(91)	185		332	1,364

Distributions:
Year Ended October 31, 2015
From net investment income	$(146)	$ (8,786)	$–	$		– $	–		$(87)	$(271)
From net realized gain on
investments	(9,992)	(194,251)	(869)			(1,518)	(4,615)		(4,858)	(10,466)
Total Dividends and Distributions	$ (10,138)	$ (203,037)	$(869		) $	(1,518)	$(4,615	) $	(4,945)	$ (10,737)
Year Ended October 31, 2014
From net investment income	$(170)	$ (8,261)	$–	$		– $	(51	) $	(117)	$(353)
From net realized gain on
investments	(14,785)	(279,080)	(1,485)			(3,257)	(8,802)		(8,118)	(17,764)
Total Dividends and Distributions	$(14,955)	$ (287,341)	$(1,485)			$(3,257)	$(8,853)		$(8,235)	$ (18,117)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	MidCap Value Fund III
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$12,478	$10,766
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	42,793	68,884
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(44,866)	26,008
Net Increase (Decrease) in Net Assets Resulting from Operations	10,405	105,658

Dividends and Distributions to Shareholders
From net investment income	(11,507)	(8,655)
From net realized gain on investments	(69,078)	(22,025)
Total Dividends and Distributions	(80,585)	(30,680)

Capital Share Transactions
Net increase (decrease) in capital share transactions	142,377	140,054
Total Increase (Decrease) in Net Assets	72,197	215,032

Net Assets
Beginning of period	980,294	765,262
End of period (including undistributed net investment income as set forth below)	$1,052,491	$980,294
Undistributed (overdistributed) net investment income (loss)	$8,971	$8,138

	Class A	Class J		Class P	Institutional	R-1	R-2		R-3		R-4			R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2015 (b)
Dollars:
Sold	$13,636	$6,321		$131	$228,844	$706	$1,147		$9,217		$9,439	$		17,907		$4,658
Reinvested	300	9,585		3	65,902	92	154		825		1,258			2,375		1
Redeemed	(3,438)	(15,454)		(13)	(193,042)	(243)	(604)		(3,169)		(5,298)			(8,260)		(603)
Net Increase (Decrease)	$10,498	$452		$121	$101,704	$555	$697		$6,873		$5,399	$		12,022		$4,056
Shares:
Sold	696	338		7	11,430	37	61		492		504			930		232
Reinvested	16	530		–	3,434	5	8		46		69			131		–
Redeemed	(174)	(831)		(1)	(9,523)	(13)	(32)		(170)		(286)			(442)		(31)
Net Increase (Decrease)	538	37		6	5,341	29	37		368		287			619		201
Year Ended October 31, 2014(a)
Dollars:
Sold	$2,194	$10,123		$41	$161,900	$726	$1,031		$5,766		$9,879	$		9,048		N/A
Reinvested	–	3,967		–	25,826	16	51		170		166			466		N/A
Redeemed	(218)	(14,917)		–	(69,018)	(206)	(686)		(1,724)		(608)			(3,939)		N/A
Net Increase (Decrease)	$1,976	$(827)		$41	$118,708	$536	$396		$4,212		$9,437	$		5,575		N/A
Shares:
Sold	108	540		2	8,145	38	54		302		523			478		N/A
Reinvested	–	222		–	1,370	1	3		10		9			26		N/A
Redeemed	(11)	(798)		–	(3,522)	(11)	(38)		(92)		(32)			(209)		N/A
Net Increase (Decrease)	97	(36)		2	5,993	28	19		220		500			295		N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income $	(41)	$(1,072)	$	– $	(9,808)	$(8)	$(13)		$(91	) $	(155)		$	(319	) $	–
From net realized gain on
investments	(264)	(8,513)		(3)	(56,179)	(84)	(141)		(734)		(1,103)			(2,056)		(1)
Total Dividends and Distributions	$(305)	$(9,585)		$(3) $	(65,987)	$(92)	$(154)		$(825	) $	(1,258		) $	(2,375	) $	(1)
Year Ended October 31, 2014(a)
From net investment income	$–	$(879)		$–	$(7,581)	$(2)	$(9)		$(35	) $	(40		) $	(109)		N/A
From net realized gain on
investments	–	(3,089)		–	(18,262)	(14)	(42)		(135)		(126)			(357)		N/A
Total Dividends and Distributions	$– $	(3,968)	$	– $	(25,843)	$(16)	$(51	) $	(170	) $	(166		) $	(466)		N/A

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class A and Class P.
(b)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Money Market Fund
									Year Ended	Year Ended
									October 31, 2015	October 31, 2014
Operations
Net investment income (loss)									$–	$2
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									21	219
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									–	–
				Net Increase (Decrease) in Net Assets Resulting from Operations					21	221

Capital Share Transactions
Net increase (decrease) in capital share transactions									(79,529)	(57,081)
							Total Increase (Decrease) in Net Assets		(79,508)	(56,860)

Net Assets
Beginning of period									1,079,723	1,136,583
End of period (including undistributed net investment income as set forth below)									$1,000,215	$1,079,723
Undistributed (overdistributed) net investment income (loss)									$–	$–

	Class A	Class B(a)				Class C	Class J	Institutional
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$606,436			$308		$20,175	$153,936	$279,433
Redeemed	(611,590)			(3,650)		(18,257)	(149,621)	(356,699)
Net Increase (Decrease)	$(5,154		) $	(3,342	) $	1,918	$4,315	$(77,266)
Shares:
Sold	606,435			308		20,175	153,936	279,433
Redeemed	(611,590)			(3,649)		(18,257)	(149,621)	(356,699)
Net Increase (Decrease)	(5,155)			(3,341)		1,918	4,315	(77,266)
Year Ended October 31, 2014
Dollars:
Sold	$474,113			$500		$15,971	$117,768	$242,449
Redeemed	(475,605)			(3,544)		(19,230)	(146,440)	(263,063)
Net Increase (Decrease)	$(1,492		) $	(3,044	) $	(3,259)	$ (28,672)	$ (20,614)
Shares:
Sold	474,115			499		15,971	117,768	242,450
Redeemed	(475,606)			(3,544)		(19,230)	(146,440)	(263,063)
Net Increase (Decrease)	(1,491)			(3,045)		(3,259)	(28,672)	(20,613)

Distributions:
Year Ended October 31, 2015
From net investment income	$–	$		– $		–	$–	$–
From net realized gain on
investments	–			–		–	–	–
Total Dividends and Distributions	$– $			– $		–	$ – $	–
Year Ended October 31, 2014
From net investment income	$–	$		– $		–	$–	$–
From net realized gain on
investments	–			–		–	–	–
Total Dividends and Distributions	$– $			– $		–	$ – $	–

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Overseas Fund
										Year Ended	Year Ended
										October 31, 2015	October 31, 2014
Operations
Net investment income (loss)										$50,160	$53,900
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										64,407	131,457
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(243,014)	(156,710)
		Net Increase (Decrease) in Net Assets Resulting from Operations								(128,447)	28,647

Dividends and Distributions to Shareholders
From net investment income										(68,005)	(43,828)
From net realized gain on investments										(123,162)	(103,817)
								Total Dividends and Distributions		(191,167)	(147,645)

Capital Share Transactions
Net increase (decrease) in capital share transactions										413,990	397,992
						Total Increase (Decrease) in Net Assets				94,376	278,994

Net Assets
Beginning of period										2,560,968	2,281,974
End of period (including undistributed net investment income as set forth below)										$2,655,344	$2,560,968
Undistributed (overdistributed) net investment income (loss)										$42,825	$50,851
	Institutional	R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$579,730	$–		$1		$80		$24	$71
Reinvested	191,075	1		1		17		32	39
Redeemed	(356,937)	–		–		(33)		(22)	(89)
Net Increase (Decrease)	$413,868	$1		$2		$64		$34	$21
Shares:
Sold	53,135	–		–		7		2	7
Reinvested	18,200	–		–		2		3	3
Redeemed	(32,828)	–		–		(3)		(2)	(8)
Net Increase (Decrease)	38,507	–		–		6		3	2
Year Ended October 31, 2014
Dollars:
Sold	$446,280	$–		$–		$99		$72	$67
Reinvested	147,565	1		1		11		30	37
Redeemed	(195,955)	–		–		(22)		(65)	(129)
Net Increase (Decrease)	$397,890	$1		$1		$88		$37	$(25)
Shares:
Sold	37,725	–		–		9		6	6
Reinvested	12,747	–		–		1		2	3
Redeemed	(16,468)	–		–		(2)		(5)	(11)
Net Increase (Decrease)	34,004	–		–		8		3	(2)

Distributions:
Year Ended October 31, 2015
From net investment income	$ (67,977)	$–		$–		$(5	) $	(10)	$(13)
From net realized gain on
investments	(123,100)	(1)		(1)		(12)		(22)	(26)
Total Dividends and Distributions	$ (191,077) $	(1	) $	(1	) $	(17	) $	(32)	$(39)
Year Ended October 31, 2014
From net investment income	$ (43,807)	$–		$–		$(3	) $	(8)	$(10)
From net realized gain on
investments	(103,758)	(1)		(1)		(8)		(22)	(27)
Total Dividends and Distributions	$ (147,565)	$(1	) $	(1	) $	(11	) $	(30)	$(37)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Principal Capital Appreciation Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$34,250	$26,222
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	139,501	109,057
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(42,417)	205,161
Net Increase (Decrease) in Net Assets Resulting from Operations	131,334	340,440

Dividends and Distributions to Shareholders
From net investment income	(27,638)	(22,458)
From net realized gain on investments	(93,612)	(48,623)
Total Dividends and Distributions	(121,250)	(71,081)

Capital Share Transactions
Net increase (decrease) in capital share transactions	135,200	(26,562)
Total Increase (Decrease) in Net Assets	145,284	242,797

Net Assets
Beginning of period	2,492,225	2,249,428
End of period (including undistributed net investment income as set forth below)	$2,637,509	$2,492,225
Undistributed (overdistributed) net investment income (loss)	$28,230	$21,687

	Class A		Class B(a)	Class C		Class P	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$76,728		$64	$10,822		$10,731	$245,276	$657	$673	$5,010		$4,452	$7,660
Issued in acquisitions	113,691		–	–		–	346,764	2,734	2,412	13,768		11,753	17,498
Reinvested	37,350		881	2,060		1,347	74,586	71	94	1,115		731	1,727
Redeemed	(110,173)		(21,520)	(7,178)		(9,891)	(676,905)	(793)	(1,505)	(9,145)		(8,932)	(9,413)
Net Increase (Decrease)	$117,596	$(20,575	) $	5,704		$2,187	$(10,279)	$2,669	$1,674	$10,748		$8,004	$17,472
Shares:
Sold	1,308		1	223		186	4,049	11	12	85		75	133
Issued in acquisitions	1,896		–	–		–	5,702	46	40	230		195	289
Reinvested	657		19	44		23	1,291	1	2	20		13	30
Redeemed	(1,893)		(436)	(149)		(170)	(11,369)	(14)	(26)	(156)		(155)	(159)
Net Increase (Decrease)	1,968		(416)	118		39	(327)	44	28	179		128	293
Year Ended October 31, 2014
Dollars:
Sold	$66,454		$157	$9,269		$12,447	$54,748	$713	$518	$4,734		$1,945	$9,360
Reinvested	21,096		777	1,009		626	44,739	37	60	572		479	961
Redeemed	(98,668)		(15,081)	(7,134)		(6,207)	(113,200)	(725)	(901)	(3,013)		(5,411)	(6,923)
Net Increase (Decrease)	$(11,118) $		(14,147) $	3,144		$6,866	$(13,713)	$25	$(323)	$2,293		$(2,987)	$3,398
Shares:
Sold	1,208		3	203		219	986	13	9	84		35	172
Reinvested	399		18	23		12	834	1	1	11		9	18
Redeemed	(1,789)		(327)	(157)		(110)	(2,028)	(13)	(16)	(55)		(100)	(124)
Net Increase (Decrease)	(182)		(306)	69		121	(208)	1	(6)	40		(56)	66

Distributions:
Year Ended October 31, 2015
From net investment income	$ (7,551)		$(7)	$(181)		$(358)	$ (18,820)	$(7)	$(11)	$(188	) $	(149)	$(366)
From net realized gain on
investments	(30,745)		(898)	(1,972)		(1,167)	(55,813)	(64)	(83)	(927)		(582)	(1,361)
Total Dividends and Distributions	$ (38,296)		$(905)	$(2,153)		$(1,525)	$ (74,633)	$(71)	$(94)	$(1,115	) $	(731)	$(1,727)
Year Ended October 31, 2014
From net investment income	$ (5,774)	$	– $	(133	) $	(227)	$ (15,740)	$(3)	$(10)	$(137	) $	(134)	$(300)
From net realized gain on
investments	(15,865)		(795)	(933)		(477)	(29,028)	(34)	(50)	(435)		(345)	(661)
Total Dividends and Distributions	$ (21,639)		$(795)	$(1,066)		$(704)	$ (44,768)	$(37)	$(60)	$(572	) $	(479)	$(961)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands													Principal LifeTime 2010 Fund
													Year Ended		Year Ended
													October 31, 2015		October 31, 2014
Operations
Net investment income (loss)														$32,963	$31,882
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														94,814	53,135
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(118,596)	18,471
			Net Increase (Decrease) in Net Assets Resulting from Operations											9,181	103,488

Dividends and Distributions to Shareholders
From net investment income														(32,009)	(31,301)
							Total Dividends and Distributions							(32,009)	(31,301)

Capital Share Transactions
Net increase (decrease) in capital share transactions														(264,638)	(71,997)
					Total Increase (Decrease) in Net Assets									(287,466)	190

Net Assets
Beginning of period														1,667,881	1,667,691
End of period (including undistributed net investment income as set forth below)														$1,380,415	$1,667,881
Undistributed (overdistributed) net investment income (loss)														$11,440	$10,486

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$5,419		$31,191	$54,824	$972		$1,549		$10,014		$7,063		$18,368
Reinvested	765		4,865	21,810	184		189		1,159		909		2,116
Redeemed	(6,033)		(38,386)	(287,101)	(3,826)		(5,198)		(20,673)		(28,275)		(36,543)
Net Increase (Decrease)	$151		$(2,330)	$ (210,467)	$(2,670	) $	(3,460	) $	(9,500)		$ (20,303)		$(16,059)
Shares:
Sold	394		2,297	4,027	71		114		742		523		1,358
Reinvested	57		363	1,623	14		14		87		68		158
Redeemed	(441)		(2,833)	(21,078)	(282)		(385)		(1,532)		(2,093)		(2,698)
Net Increase (Decrease)	10		(173)	(15,428)	(197)		(257)		(703)		(1,502)		(1,182)
Year Ended October 31, 2014
Dollars:
Sold	$6,707		$44,302	$97,459	$1,096		$1,800		$18,454		$7,929		$23,966
Reinvested	725		4,074	21,842	196		246		1,143		1,121		1,925
Redeemed	(8,412)		(39,112)	(162,872)	(5,421)		(7,869)		(24,466)		(20,904)		(35,926)
Net Increase (Decrease)	$(980	) $	9,264	$(43,571)	$(4,129	) $	(5,823	) $	(4,869)		$ (11,854)		$(10,035)
Shares:
Sold	501		3,319	7,226	82		136		1,395		599		1,792
Reinvested	55		312	1,668	15		19		88		86		148
Redeemed	(625)		(2,936)	(12,150)	(409)		(593)		(1,846)		(1,570)		(2,685)
Net Increase (Decrease)	(69)		695	(3,256)	(312)		(438)		(363)		(885)		(745)

Distributions:
Year Ended October 31, 2015
From net investment income	$(770	) $	(4,872)	$ (21,810)	$(184	) $	(189	) $	(1,159	) $	(909	) $	(2,116)
From net realized gain on
investments	–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(770	) $	(4,872)	$ (21,810)	$(184	) $	(189	) $	(1,159	) $	(909	) $	(2,116)
Year Ended October 31, 2014
From net investment income	$(729	) $	(4,077)	$ (21,864)	$(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)
From net realized gain on
investments	–		–	–	–		–		–		–		–
Total Dividends and Distributions	$(729	) $	(4,077)	$ (21,864)	$(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Principal LifeTime 2015 Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$20,892	$19,350
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	74,041	28,032
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(89,493)	22,591
Net Increase (Decrease) in Net Assets Resulting from Operations	5,440	69,973

Dividends and Distributions to Shareholders
From net investment income	(20,329)	(18,204)
From net realized gain on investments	(28,156)	(33,635)
Total Dividends and Distributions	(48,485)	(51,839)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(246,661)	105,856
Total Increase (Decrease) in Net Assets	(289,706)	123,990

Net Assets
Beginning of period	1,121,532	997,542
End of period (including undistributed net investment income as set forth below)	$831,826	$1,121,532
Undistributed (overdistributed) net investment income (loss)	$5,663	$5,100

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$97,299		$1,417		$3,270		$17,263		$13,531		$11,290
Reinvested	34,246		651		670		4,721		3,288		4,909
Redeemed	(351,297)		(4,699)		(5,679)		(21,387)		(26,739)		(29,415)
Net Increase (Decrease)	$(219,752	) $	(2,631	) $	(1,739	) $	597		$(9,920)		$ (13,216)
Shares:
Sold	8,954		133		305		1,610		1,250		1,046
Reinvested	3,177		62		63		446		309		460
Redeemed	(31,464)		(441)		(534)		(1,990)		(2,469)		(2,741)
Net Increase (Decrease)	(19,333)		(246)		(166)		66		(910)		(1,235)
Year Ended October 31, 2014
Dollars:
Sold	$169,575		$2,152		$3,560		$27,462		$14,130		$26,614
Reinvested	38,924		749		591		4,026		3,163		4,386
Redeemed	(113,400)		(5,539)		(4,166)		(23,527)		(13,263)		(29,581)
Net Increase (Decrease)	$95,099		$(2,638	) $	(15	) $	7,961		$4,030		$1,419
Shares:
Sold	15,201		198		330		2,531		1,290		2,433
Reinvested	3,595		71		55		378		296		409
Redeemed	(10,268)		(515)		(382)		(2,169)		(1,213)		(2,696)
Net Increase (Decrease)	8,528		(246)		3		740		373		146

Distributions:
Year Ended October 31, 2015
From net investment income	$ (14,860)		$(207	) $	(229	) $	(1,757	) $	(1,278	) $	(1,998)
From net realized gain on
investments	(19,386)		(444)		(441)		(2,964)		(2,010)		(2,911)
Total Dividends and Distributions	$ (34,246)		$(651	) $	(670	) $	(4,721	) $	(3,288	) $	(4,909)
Year Ended October 31, 2014
From net investment income	$ (14,206)		$(183	) $	(151	) $	(1,182	) $	(1,013	) $	(1,469)
From net realized gain on
investments	(24,718)		(566)		(440)		(2,844)		(2,150)		(2,917)
Total Dividends and Distributions	$ (38,924)		$(749	) $	(591	) $	(4,026	) $	(3,163	) $	(4,386)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Principal LifeTime 2020 Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$169,382	$123,220
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	433,313	225,769
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(551,635)	144,603
Net Increase (Decrease) in Net Assets Resulting from Operations	51,060	493,592

Dividends and Distributions to Shareholders
From net investment income	(155,589)	(118,013)
From net realized gain on investments	(224,960)	(65,974)
Total Dividends and Distributions	(380,549)	(183,987)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(350,319)	227,848
Total Increase (Decrease) in Net Assets	(679,808)	537,453

Net Assets
Beginning of period	6,921,841	6,384,388
End of period (including undistributed net investment income as set forth below)	$6,242,033	$6,921,841
Undistributed (overdistributed) net investment income (loss)	$36,621	$22,828

	Class A	Class B(a)		Class J	Institutional	R-1		R-2		R-3	R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$22,395	$20		$ 141,417	$326,478	$5,259		$8,088		$40,163	$36,897		$79,201
Reinvested	6,852	145		50,436	258,319	2,764		3,743		16,679	13,500		27,767
Redeemed	(16,872)	(3,404)		(125,156)	(912,935)	(11,564)		(27,312)		(81,218)	(90,050)		(121,931)
Net Increase (Decrease)	$12,375	$(3,239	) $	66,697	$(328,138)	$(3,541)		$ (15,481)		$ (24,376)	$ (39,653)		$ (14,963)
Shares:
Sold	1,551	1		9,860	22,699	365		565		2,818	2,561		5,520
Reinvested	480	10		3,570	18,196	196		267		1,186	958		1,966
Redeemed	(1,171)	(229)		(8,755)	(62,626)	(812)		(1,927)		(5,660)	(6,321)		(8,546)
Net Increase (Decrease)	860	(218)		4,675	(21,731)	(251)		(1,095)		(1,656)	(2,802)		(1,060)
Year Ended October 31, 2014
Dollars:
Sold	$24,600	$56		$ 138,349	$365,766	$5,223		$10,009		$52,681	$33,947		$95,283
Reinvested	3,114	58		21,430	129,850	1,165		1,739		7,295	7,117		12,001
Redeemed	(23,421)	(1,122)		(101,988)	(312,889)	(13,581)		(17,777)		(48,826)	(66,226)		(96,005)
Net Increase (Decrease)	$4,293	$(1,008	) $	57,791	$182,727	$(7,193	) $	(6,029	) $	11,150	$(25,162	) $	11,279
Shares:
Sold	1,689	4		9,576	25,107	363		695		3,663	2,346		6,582
Reinvested	218	4		1,513	9,131	82		123		517	504		847
Redeemed	(1,616)	(77)		(7,054)	(21,498)	(943)		(1,240)		(3,392)	(4,617)		(6,599)
Net Increase (Decrease)	291	(69)		4,035	12,740	(498)		(422)		788	(1,767)		830

Distributions:
Year Ended October 31, 2015
From net investment income $	(2,752)	$(38)		$(19,779)	$ (108,767)	(887	) $	(1,242	) $	(6,010)	$(4,932)		$ (11,182)
From net realized gain on
investments	(4,417)	(107)		(30,681)	(149,553)	(1,877)		(2,503)		(10,669)	(8,568)		(16,585)
Total Dividends and Distributions $	(7,169)	$(145)		$ (50,460)	$ (258,320) $	(2,764	) $	(3,745)		$ (16,679)	$ (13,500)		$ (27,767)
Year Ended October 31, 2014
From net investment income $	(1,908)	$(19) $		(13,256)	$ (85,225)	$(573	) $	(939	) $	(4,230)	$(4,347	) $	(7,516)
From net realized gain on
investments	(1,219)	(39)		(8,179)	(44,824)	(592)		(801)		(3,065)	(2,770)		(4,485)
Total Dividends and Distributions $	(3,127)	$(58) $		(21,435)	$ (130,049) $	(1,165	) $	(1,740	) $	(7,295)	$(7,117)		$ (12,001)

(a) Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Principal LifeTime 2025 Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$39,472	$28,851
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	123,933	47,827
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(149,767)	48,215
Net Increase (Decrease) in Net Assets Resulting from Operations	13,638	124,893

Dividends and Distributions to Shareholders
From net investment income	(37,291)	(27,138)
From net realized gain on investments	(48,007)	(55,477)
Total Dividends and Distributions	(85,298)	(82,615)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(172,798)	319,201
Total Increase (Decrease) in Net Assets	(244,458)	361,479

Net Assets
Beginning of period	1,801,353	1,439,874
End of period (including undistributed net investment income as set forth below)	$1,556,895	$1,801,353
Undistributed (overdistributed) net investment income (loss)	$7,315	$5,134

	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$259,180		$3,154		$6,032		$36,824		$19,806		$29,069
Reinvested	60,784		1,000		1,119		9,150		4,939		8,306
Redeemed	(497,356)		(4,741)		(6,214)		(26,515)		(29,057)		(48,278)
Net Increase (Decrease)	$(177,392	) $	(587	) $	937		$19,459		$(4,312)		$ (10,903)
Shares:
Sold	22,903		282		542		3,307		1,757		2,581
Reinvested	5,438		91		102		832		446		747
Redeemed	(42,548)		(429)		(561)		(2,365)		(2,576)		(4,301)
Net Increase (Decrease)	(14,207)		(56)		83		1,774		(373)		(973)
Year Ended October 31, 2014
Dollars:
Sold	$272,789		$3,205		$6,095		$44,742		$22,422		$41,708
Reinvested	62,167		931		1,009		6,943		4,151		7,414
Redeemed	(68,469)		(4,750)		(5,913)		(20,888)		(11,326)		(43,029)
Net Increase (Decrease)	$266,487		$(614	) $	1,191		$30,797		$15,247		$6,093
Shares:
Sold	23,744		285		546		3,968		1,975		3,664
Reinvested	5,562		85		92		631		375		667
Redeemed	(5,982)		(428)		(520)		(1,860)		(1,006)		(3,757)
Net Increase (Decrease)	23,324		(58)		118		2,739		1,344		574

Distributions:
Year Ended October 31, 2015
From net investment income	$ (27,293)		$(365	) $	(415	) $	(3,637	) $	(2,041	) $	(3,540)
From net realized gain on
investments	(33,491)		(635)		(704)		(5,513)		(2,898)		(4,766)
Total Dividends and Distributions	$ (60,784)		$(1,000	) $	(1,119	) $	(9,150	) $	(4,939	) $	(8,306)
Year Ended October 31, 2014
From net investment income	$ (21,147)		$(215	) $	(252	) $	(1,945	) $	(1,252	) $	(2,327)
From net realized gain on
investments	(41,020)		(716)		(757)		(4,998)		(2,899)		(5,087)
Total Dividends and Distributions	$ (62,167)		$(931	) $	(1,009	) $	(6,943	) $	(4,151	) $	(7,414)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Principal LifeTime 2030 Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$179,033	$118,958
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	491,051	256,071
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(597,161)	166,659
Net Increase (Decrease) in Net Assets Resulting from Operations	72,923	541,688

Dividends and Distributions to Shareholders
From net investment income	(169,600)	(116,319)
From net realized gain on investments	(256,037)	(82,514)
Total Dividends and Distributions	(425,637)	(198,833)

Capital Share Transactions
Net increase (decrease) in capital share transactions	111,425	368,408
Total Increase (Decrease) in Net Assets	(241,289)	711,263

Net Assets
Beginning of period	6,936,672	6,225,409
End of period (including undistributed net investment income as set forth below)	$6,695,383	$6,936,672
Undistributed (overdistributed) net investment income (loss)	$24,650	$15,217

	Class A		Class B(a)		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$23,703		$11		$ 160,804	$457,116	$5,798		$8,384		$37,800		$37,797		$85,972
Reinvested	6,976		197		62,802	289,917	2,667		3,987		16,254		14,075		28,497
Redeemed	(15,060)		(3,886)		(125,239)	(695,569)	(10,662)		(22,337)		(66,113)		(82,351)		(110,115)
Net Increase (Decrease)	$15,619		$(3,678	) $	98,367	$51,464	$(2,197	) $	(9,966) $		(12,059) $		(30,479) $		4,354
Shares:
Sold	1,612		1		11,006	31,240	396		575		2,602		2,505		5,871
Reinvested	484		13		4,375	20,141	187		279		1,135		956		1,983
Redeemed	(1,023)		(259)		(8,596)	(47,004)	(743)		(1,541)		(4,514)		(5,536)		(7,573)
Net Increase (Decrease)	1,073		(245)		6,785	4,377	(160)		(687)		(777)		(2,075)		281
Year Ended October 31, 2014
Dollars:
Sold	$23,109		$29		$ 159,016	$411,513	$5,317		$10,863		$36,968		$38,488		$78,934
Reinvested	3,119		75		26,421	138,868	1,116		1,907		7,360		7,168		12,515
Redeemed	(20,370)		(556)		(100,491)	(248,398)	(9,787)		(19,710)		(45,891)		(59,943)		(89,232)
Net Increase (Decrease)	$5,858		$(452	) $	84,946	$301,983	$(3,354	) $	(6,940	) $	(1,563) $		(14,287) $		2,217
Shares:
Sold	1,566		2		10,801	27,856	363		739		2,519		2,535		5,371
Reinvested	215		5		1,835	9,618	78		133		512		486		868
Redeemed	(1,387)		(37)		(6,824)	(16,801)	(671)		(1,348)		(3,126)		(4,027)		(6,016)
Net Increase (Decrease)	394		(30)		5,812	20,673	(230)		(476)		(95)		(1,006)		223

Distributions:
Year Ended October 31, 2015
From net investment income	$(2,707	) $	(56)		$(24,003)	$ (118,734) $	(860	) $	(1,303	) $	(5,737	) $	(4,955)		$(11,245)
From net realized gain on
investments	(4,519)		(143)		(38,807)	(171,183)	(1,807)		(2,689)		(10,517)		(9,120)		(17,252)
Total Dividends and Distributions	$(7,226	) $	(199)		$ (62,810)	$ (289,917)	$(2,667	) $	(3,992)		$ (16,254)		$ (14,075)		$ (28,497)
Year Ended October 31, 2014
From net investment income	$(1,728	) $	(24)		$(14,799)	$ (83,448)	$(489	) $	(911	) $	(3,842	) $	(3,955	) $	(7,123)
From net realized gain on
investments	(1,398)		(51)		(11,625)	(55,692)	(627)		(998)		(3,518)		(3,213)		(5,392)
Total Dividends and Distributions	$(3,126	) $	(75)		$(26,424)	$ (139,140) $	(1,116	) $	(1,909	) $	(7,360	) $	(7,168)		$(12,515)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Principal LifeTime 2035 Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$27,919	$18,990
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	58,144	41,422
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(71,332)	35,899
Net Increase (Decrease) in Net Assets Resulting from Operations	14,731	96,311

Dividends and Distributions to Shareholders
From net investment income	(27,639)	(18,362)
From net realized gain on investments	(41,527)	(36,213)
Total Dividends and Distributions	(69,166)	(54,575)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(24,169)	233,484
Total Increase (Decrease) in Net Assets	(78,604)	275,220

Net Assets
Beginning of period	1,277,211	1,001,991
End of period (including undistributed net investment income as set forth below)	$1,198,607	$1,277,211
Undistributed (overdistributed) net investment income (loss)	$2,415	$2,135

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$227,039	$2,574		$5,165		$22,820		$17,741		$22,435
Reinvested	49,448	826		869		6,638		4,468		6,917
Redeemed	(311,448)	(4,366)		(4,985)		(14,379)		(23,236)		(32,695)
Net Increase (Decrease)	$(34,961)	$(966	) $	1,049		$15,079		$(1,027	) $	(3,343)
Shares:
Sold	19,481	225		450		1,980		1,522		1,932
Reinvested	4,311	73		77		587		393		606
Redeemed	(25,802)	(380)		(434)		(1,244)		(2,012)		(2,831)
Net Increase (Decrease)	(2,010)	(82)		93		1,323		(97)		(293)
Year Ended October 31, 2014
Dollars:
Sold	$199,908	$2,700		$4,142		$27,872		$21,765		$36,619
Reinvested	40,820	692		599		4,562		3,008		4,894
Redeemed	(45,458)	(4,020)		(2,107)		(19,071)		(10,028)		(33,413)
Net Increase (Decrease)	$195,270	$(628	) $	2,634		$13,363		$14,745		$8,100
Shares:
Sold	16,934	233		359		2,396		1,853		3,126
Reinvested	3,553	62		53		402		264		428
Redeemed	(3,855)	(351)		(181)		(1,636)		(867)		(2,842)
Net Increase (Decrease)	16,632	(56)		231		1,162		1,250		712

Distributions:
Year Ended October 31, 2015
From net investment income	$ (20,337)	$(265	) $	(291	) $	(2,372	) $	(1,686	) $	(2,688)
From net realized gain on
investments	(29,111)	(561)		(578)		(4,266)		(2,782)		(4,229)
Total Dividends and Distributions	$ (49,448)	$(826	) $	(869	) $	(6,638	) $	(4,468	) $	(6,917)
Year Ended October 31, 2014
From net investment income	$ (14,248)	$(154	) $	(154	) $	(1,300	) $	(925	) $	(1,581)
From net realized gain on
investments	(26,572)	(538)		(445)		(3,262)		(2,083)		(3,313)
Total Dividends and Distributions	$ (40,820)	$(692	) $	(599	) $	(4,562	) $	(3,008	) $	(4,894)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Principal LifeTime 2040 Fund
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$114,239	$71,361
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	220,560	172,534
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(277,215)	126,094
Net Increase (Decrease) in Net Assets Resulting from Operations	57,584	369,989

Dividends and Distributions to Shareholders
From net investment income	(113,278)	(70,619)
From net realized gain on investments	(172,816)	(96,482)
Total Dividends and Distributions	(286,094)	(167,101)

Capital Share Transactions
Net increase (decrease) in capital share transactions	174,124	331,571
Total Increase (Decrease) in Net Assets	(54,386)	534,459

Net Assets
Beginning of period	4,466,116	3,931,657
End of period (including undistributed net investment income as set forth below)	$4,411,730	$4,466,116
Undistributed (overdistributed) net investment income (loss)	$6,753	$5,792

	Class A			Class B(a)		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$17,457	$		– $		107,726	$339,995	$3,658		$6,120		$28,503		$33,432		$63,728
Reinvested	5,327			176		37,083	198,779	2,018		2,930		10,433		9,678		19,569
Redeemed	(9,728)			(3,266)		(74,279)	(435,957)	(8,978)		(20,271)		(41,625)		(53,963)		(64,421)
Net Increase (Decrease)	$13,056			$(3,090	) $	70,530	$102,817	$(3,302) $		(11,221)		$(2,689) $		(10,853) $		18,876
Shares:
Sold	1,170			–		7,176	22,504	244		409		1,912		2,217		4,226
Reinvested	364			12		2,517	13,392	137		200		711		659		1,324
Redeemed	(654)			(217)		(4,950)	(28,535)	(601)		(1,366)		(2,765)		(3,632)		(4,294)
Net Increase (Decrease)	880			(205)		4,743	7,361	(220)		(757)		(142)		(756)		1,256
Year Ended October 31, 2014
Dollars:
Sold	$17,450			$41		$102,869	$295,144	$4,258		$7,408		$29,403		$27,879		$59,860
Reinvested	2,884			100		19,807	118,374	1,166		2,005		5,843		6,455		10,456
Redeemed	(11,008)			(434)		(63,157)	(164,371)	(7,092)		(16,370)		(24,837)		(40,710)		(51,852)
Net Increase (Decrease)	$9,326			$(293	) $	59,519	$249,147	$(1,668	) $	(6,957	) $	10,409		$(6,376	) $	18,464
Shares:
Sold	1,163			3		6,802	19,379	282		491		1,952		1,845		3,959
Reinvested	197			7		1,341	7,954	79		136		397		438		705
Redeemed	(735)			(29)		(4,175)	(10,764)	(471)		(1,088)		(1,654)		(2,740)		(3,406)
Net Increase (Decrease)	625			(19)		3,968	16,569	(110)		(461)		695		(457)		1,258

Distributions:
Year Ended October 31, 2015
From net investment income	$(2,023		) $	(50) $		(13,994)	$ (80,805)	$(646	) $	(964	) $	(3,689	) $	(3,391	) $	(7,716)
From net realized gain on
investments	(3,393)			(126)		(23,094)	(117,974)	(1,372)		(1,973)		(6,744)		(6,287)		(11,853)
Total Dividends and Distributions	$(5,416		) $	(176) $		(37,088)	$(198,779)	$(2,018	) $	(2,937) $		(10,433) $		(9,678) $		(19,569)
Year Ended October 31, 2014
From net investment income	$(1,133		) $	(20	) $	(7,790)	$ (51,815)	$(329	) $	(643	) $	(2,098	) $	(2,535	) $	(4,256)
From net realized gain on
investments	(1,757)			(80)		(12,019)	(66,559)	(837)		(1,365)		(3,745)		(3,920)		(6,200)
Total Dividends and Distributions	$(2,890		) $	(100) $		(19,809)	$(118,374) $	(1,166	) $	(2,008	) $	(5,843	) $	(6,455) $		(10,456)

(a) Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes. 142

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Principal LifeTime 2045 Fund
									Year Ended	Year Ended
									October 31, 2015	October 31, 2014
Operations
Net investment income (loss)									$17,190	$10,407
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									31,681	24,716
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(40,103)	22,659
		Net Increase (Decrease) in Net Assets Resulting from Operations							8,768	57,782

Dividends and Distributions to Shareholders
From net investment income									(17,312)	(10,241)
From net realized gain on investments									(24,728)	(19,104)
						Total Dividends and Distributions			(42,040)	(29,345)

Capital Share Transactions
Net increase (decrease) in capital share transactions									41,635	147,523
					Total Increase (Decrease) in Net Assets				8,363	175,960

Net Assets
Beginning of period									737,444	561,484
End of period (including undistributed net investment income as set forth below)									$745,807	$737,444
Undistributed (overdistributed) net investment income (loss)									$718	$840

	Institutional	R-1		R-2	R-3	R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$153,963	$1,940		$3,121	$16,519	$11,514		$19,829
Reinvested	29,137	572		663	3,534	2,395		5,739
Redeemed	(149,957)	(3,875)		(2,724)	(6,211)	(13,725)		(30,799)
Net Increase (Decrease)	$33,143	$(1,363	) $	1,060	$13,842	$184		$(5,231)
Shares:
Sold	12,933	167		269	1,413	976		1,691
Reinvested	2,490	50		58	308	207		496
Redeemed	(12,201)	(332)		(235)	(530)	(1,183)		(2,636)
Net Increase (Decrease)	3,222	(115)		92	1,191	–		(449)
Year Ended October 31, 2014
Dollars:
Sold	$116,990	$1,997		$2,705	$16,190	$13,274		$25,340
Reinvested	21,253	417		445	2,252	1,459		3,519
Redeemed	(22,376)	(2,600)		(1,603)	(10,609)	(6,312)		(14,818)
Net Increase (Decrease)	$115,867	$(186	) $	1,547	$7,833	$8,421		$14,041
Shares:
Sold	9,739	169		232	1,376	1,115		2,135
Reinvested	1,818	37		39	196	127		304
Redeemed	(1,868)	(225)		(138)	(897)	(538)		(1,243)
Net Increase (Decrease)	9,689	(19)		133	675	704		1,196

Distributions:
Year Ended October 31, 2015
From net investment income	$ (12,319)	$(196)		$(234)	$(1,314)	$(936	) $	(2,313)
From net realized gain on
investments	(16,818)	(376)		(429)	(2,220)	(1,459)		(3,426)
Total Dividends and Distributions	$ (29,137)	$(572	) $	(663)	$(3,534)	$(2,395	) $	(5,739)
Year Ended October 31, 2014
From net investment income	$ (7,703)	$(97)		$(123)	$(670)	$(448	) $	(1,200)
From net realized gain on
investments	(13,550)	(320)		(322)	(1,582)	(1,011)		(2,319)
Total Dividends and Distributions	$ (21,253)	$(417)		$(445)	$(2,252)	$(1,459	) $	(3,519)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Principal LifeTime 2050 Fund
										Year Ended		Year Ended
										October 31, 2015		October 31, 2014
Operations
Net investment income (loss)										$	57,723	$33,938
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											99,852	85,573
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(127,882)	66,873
			Net Increase (Decrease) in Net Assets Resulting from Operations								29,693	186,384

Dividends and Distributions to Shareholders
From net investment income											(58,299)	(34,006)
From net realized gain on investments											(85,679)	(53,246)
							Total Dividends and Distributions				(143,978)	(87,252)

Capital Share Transactions
Net increase (decrease) in capital share transactions											199,075	229,185
						Total Increase (Decrease) in Net Assets					84,790	328,317

Net Assets
Beginning of period											2,192,322	1,864,005
End of period (including undistributed net investment income as set forth below)											$2,277,112	$2,192,322
Undistributed (overdistributed) net investment income (loss)										$	1,907	$2,483

	Class A		Class B(a)		Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$16,619	$	– $		47,214	$238,002	$3,496	$4,312	$16,304	$21,461	$47,659
Reinvested	3,923		52		10,688	105,458	1,112	1,875	4,963	4,621	11,238
Redeemed	(9,968)		(969)		(25,127)	(193,924)	(4,309)	(12,902)	(19,677)	(28,992)	(44,054)
Net Increase (Decrease)	$10,574		$(917)		$32,775	$149,536	$299	$(6,715)	$1,590	$(2,910)	$14,843
Shares:
Sold	1,131		–		3,293	16,236	240	296	1,123	1,458	3,269
Reinvested	271		4		761	7,327	78	132	349	323	784
Redeemed	(673)		(66)		(1,760)	(13,117)	(298)	(905)	(1,347)	(2,011)	(3,018)
Net Increase (Decrease)	729		(62)		2,294	10,446	20	(477)	125	(230)	1,035
Year Ended October 31, 2014
Dollars:
Sold	$14,098		$20		$40,725	$188,169	$3,223	$6,136	$17,693	$17,246	$36,255
Reinvested	2,267		33		5,627	65,324	634	1,212	2,893	3,200	6,010
Redeemed	(8,070)		(178)		(18,018)	(93,093)	(2,854)	(6,423)	(13,664)	(19,567)	(19,713)
Net Increase (Decrease)	$8,295		$(125	) $	28,334	$160,400	$1,003	$925	$6,922	$879	$22,552
Shares:
Sold	955		1		2,819	12,759	220	420	1,215	1,172	2,467
Reinvested	157		3		400	4,535	45	85	203	223	419
Redeemed	(546)		(12)		(1,250)	(6,313)	(197)	(442)	(933)	(1,350)	(1,335)
Net Increase (Decrease)	566		(8)		1,969	10,981	68	63	485	45	1,551

Distributions:
Year Ended October 31, 2015
From net investment income	$(1,512)		$(15)		$(4,048)	$ (43,718)	$(371)	$(643)	$(1,809)	$(1,612)	$(4,571)
From net realized gain on
investments	(2,446)		(37)		(6,649)	(61,740)	(741)	(1,236)	(3,154)	(3,009)	(6,667)
Total Dividends and Distributions	$(3,958)		$(52)		$ (10,697)	$ (105,458) $	(1,112)	$(1,879)	$(4,963)	$(4,621)	$ (11,238)
Year Ended October 31, 2014
From net investment income	$(825)		$(5)		$(1,962)	$ (26,336)	$(163)	$(365)	$(956)	$(1,135)	$(2,259)
From net realized gain on
investments	(1,447)		(28)		(3,670)	(39,028)	(471)	(849)	(1,937)	(2,065)	(3,751)
Total Dividends and Distributions	$(2,272)		$(33)		$(5,632)	$ (65,364)	$(634)	$(1,214)	$(2,893)	$(3,200)	$(6,010)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											Principal LifeTime 2055 Fund
											Year Ended	Year Ended
											October 31, 2015	October 31, 2014
Operations
Net investment income (loss)											$4,384	$2,117
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											6,897	4,964
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(9,287)	5,687
		Net Increase (Decrease) in Net Assets Resulting from Operations									1,994	12,768

Dividends and Distributions to Shareholders
From net investment income											(4,445)	(2,093)
From net realized gain on investments											(4,967)	(3,450)
								Total Dividends and Distributions			(9,412)	(5,543)

Capital Share Transactions
Net increase (decrease) in capital share transactions											58,336	51,075
						Total Increase (Decrease) in Net Assets					50,918	58,300

Net Assets
Beginning of period											171,466	113,166
End of period (including undistributed net investment income as set forth below)											$222,384	$171,466
Undistributed (overdistributed) net investment income (loss)											$74	$135

	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$67,177	$948		$1,104		$6,568		$4,680		$10,762
Reinvested	6,891	102		93		631		598		1,097
Redeemed	(26,155)	(566)		(473)		(1,387)		(3,388)		(10,346)
Net Increase (Decrease)	$47,913	$484		$724		$5,812		$1,890		$1,513
Shares:
Sold	5,521	79		93		551		388		895
Reinvested	577	9		8		54		51		93
Redeemed	(2,128)	(48)		(39)		(116)		(288)		(858)
Net Increase (Decrease)	3,970	40		62		489		151		130
Year Ended October 31, 2014
Dollars:
Sold	$43,440	$759		$893		$4,778		$4,555		$9,144
Reinvested	4,201	63		46		359		325		549
Redeemed	(10,200)	(483)		(400)		(2,241)		(1,472)		(3,241)
Net Increase (Decrease)	$37,441	$339		$539		$2,896		$3,408		$6,452
Shares:
Sold	3,577	64		75		401		378		758
Reinvested	355	5		4		31		28		47
Redeemed	(845)	(41)		(34)		(187)		(123)		(268)
Net Increase (Decrease)	3,087	28		45		245		283		537

Distributions:
Year Ended October 31, 2015
From net investment income	$(3,312)	$(41	) $	(39	) $	(274	) $	(269	) $	(510)
From net realized gain on
investments	(3,579)	(61)		(54)		(357)		(329)		(587)
Total Dividends and Distributions	$(6,891)	$(102	) $	(93	) $	(631	) $	(598	) $	(1,097)
Year Ended October 31, 2014
From net investment income	$(1,626)	$(17	) $	(14	) $	(120	) $	(114	) $	(202)
From net realized gain on
investments	(2,575)	(46)		(32)		(239)		(211)		(347)
Total Dividends and Distributions	$(4,201)	$(63	) $	(46	) $	(359	) $	(325	) $	(549)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands									Principal LifeTime 2060 Fund
									Year Ended	Year Ended
									October 31, 2015	October 31, 2014
Operations
Net investment income (loss)									$1,439	$44
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									2,055	31
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(3,653)	1,432
		Net Increase (Decrease) in Net Assets Resulting from Operations							(159)	1,507

Dividends and Distributions to Shareholders
From net investment income									(1,425)	(13)
From net realized gain on investments									(32)	(1)
					Total Dividends and Distributions				(1,457)	(14)

Capital Share Transactions
Net increase (decrease) in capital share transactions									60,387	46,355
				Total Increase (Decrease) in Net Assets					58,771	47,848

Net Assets
Beginning of period									48,637	789
End of period (including undistributed net investment income as set forth below)									$107,408	$48,637
Undistributed (overdistributed) net investment income (loss)									$45	$31
	Class J	Institutional	R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$3,699	$61,952	$457	$655	$3,582		$3,557	$5,033
Reinvested	58	1,200	5	7	46		40	101
Redeemed	(1,308)	(13,447)	(113)	(198)	(1,891)		(1,879)	(1,169)
Net Increase (Decrease)	$2,449	$49,705	$349	$464	$1,737		$1,718	$3,965
Shares:
Sold	292	5,000	36	53	291		288	408
Reinvested	5	99	1	1	4		4	9
Redeemed	(109)	(1,101)	(9)	(17)	(155)		(153)	(96)
Net Increase (Decrease)	188	3,998	28	37	140		139	321
Year Ended October 31, 2014
Dollars:
Sold	$1,835	$44,291	$202	$322	$2,703		$1,817	$2,841
Reinvested	13	–	–	–	1		–	–
Redeemed	(376)	(6,091)	(27)	(86)	(746)		(192)	(152)
Net Increase (Decrease)	$1,472	$38,200	$175	$236	$1,958		$1,625	$2,689
Shares:
Sold	152	3,683	17	27	225		150	235
Reinvested	1	–	–	–	–		–	–
Redeemed	(31)	(503)	(2)	(7)	(63)		(16)	(13)
Net Increase (Decrease)	122	3,180	15	20	162		134	222

Distributions:
Year Ended October 31, 2015
From net investment income	$(57)	$(1,173)	$(5)	$(7)	$(45	) $	(39)	$(99)
From net realized gain on
investments	(1)	(27)	–	–	(1)		(1)	(2)
Total Dividends and Distributions	$(58)	$(1,200)	$(5)	$(7)	$(46)		$(40)	$(101)
Year Ended October 31, 2014
From net investment income	$(12)	$–	$–	$–	$(1	) $	–	$–
From net realized gain on
investments	(1)	–	–	–	–		–	–
Total Dividends and Distributions	$(13)	$–	$–	$–	$(1	) $	–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands			Principal LifeTime Hybrid 2015 Fund
			Year Ended	Period Ended
			October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)			$3	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(2)	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(31)	–
		Net Increase (Decrease) in Net Assets Resulting from Operations	(30)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			7,716	10
		Total Increase (Decrease) in Net Assets	7,686	10

Net Assets
Beginning of period			10	–
End of period (including undistributed net investment income as set forth below)			$7,696	$10
Undistributed (overdistributed) net investment income (loss)			$3	$–
	Institutional	R-6
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$7,856	$10
Redeemed	(150)	–
Net Increase (Decrease)	$7,706	$10
Shares:
Sold	794	1
Redeemed	(16)	–
Net Increase (Decrease)	778	1

Period Ended October 31, 2014(a)
Dollars:
Sold	$10	N/A
Net Increase (Decrease)	$10	N/A
Shares:
Sold	1	N/A
Net Increase (Decrease)	1	N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions	$–	$–
Period Ended October 31, 2014(a)
From net investment income	$–	N/A
From net realized gain on
investments	–	N/A
Total Dividends and Distributions	$–	N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands			Principal LifeTime Hybrid 2020 Fund
			Year Ended	Period Ended
			October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)			$6	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(16)	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(72)	–
		Net Increase (Decrease) in Net Assets Resulting from Operations	(82)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			23,520	10
		Total Increase (Decrease) in Net Assets	23,438	10

Net Assets
Beginning of period			10	–
End of period (including undistributed net investment income as set forth below)			$23,448	$10
Undistributed (overdistributed) net investment income (loss)			$6	$–
	Institutional	R-6
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$24,528	$10
Redeemed	(1,018)	–
Net Increase (Decrease)	$23,510	$10
Shares:
Sold	2,463	1
Redeemed	(104)	–
Net Increase (Decrease)	2,359	1

Period Ended October 31, 2014(a)
Dollars:
Sold	$10	N/A
Net Increase (Decrease)	$10	N/A
Shares:
Sold	1	N/A
Net Increase (Decrease)	1	N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income $	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–
Period Ended October 31, 2014(a)
From net investment income	$–	N/A
From net realized gain on
investments	–	N/A
Total Dividends and Distributions	$–	N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands			Principal LifeTime Hybrid 2025 Fund
			Year Ended	Period Ended
			October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)			$2	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			1	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(28)	–
		Net Increase (Decrease) in Net Assets Resulting from Operations	(25)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			2,732	10
		Total Increase (Decrease) in Net Assets	2,707	10

Net Assets
Beginning of period			10	–
End of period (including undistributed net investment income as set forth below)			$2,717	$10
Undistributed (overdistributed) net investment income (loss)			$2	$–
	Institutional	R-6
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$3,253	$10
Redeemed	(531)	–
Net Increase (Decrease)	$2,722	$10
Shares:
Sold	323	1
Redeemed	(52)	–
Net Increase (Decrease)	271	1

Period Ended October 31, 2014(a)
Dollars:
Sold	$10	N/A
Net Increase (Decrease)	$10	N/A
Shares:
Sold	1	N/A
Net Increase (Decrease)	1	N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions	$–	$–
Period Ended October 31, 2014(a)
From net investment income	$–	N/A
From net realized gain on
investments	–	N/A
Total Dividends and Distributions	$–	N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands			Principal LifeTime Hybrid 2030 Fund
			Year Ended	Period Ended
			October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)			$2	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(1)	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(57)	–
		Net Increase (Decrease) in Net Assets Resulting from Operations	(56)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			25,165	10
		Total Increase (Decrease) in Net Assets	25,109	10

Net Assets
Beginning of period			10	–
End of period (including undistributed net investment income as set forth below)			$25,119	$10
Undistributed (overdistributed) net investment income (loss)			$2	$–
	Institutional	R-6
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$25,763	$10
Redeemed	(608)	–
Net Increase (Decrease)	$25,155	$10
Shares:
Sold	2,572	1
Redeemed	(60)	–
Net Increase (Decrease)	2,512	1

Period Ended October 31, 2014(a)
Dollars:
Sold	$10	N/A
Net Increase (Decrease)	$10	N/A
Shares:
Sold	1	N/A
Net Increase (Decrease)	1	N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions	$–	$–
Period Ended October 31, 2014(a)
From net investment income	$–	N/A
From net realized gain on
investments	–	N/A
Total Dividends and Distributions	$–	N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands			Principal LifeTime Hybrid 2035 Fund
			Year Ended	Period Ended
			October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)			$1	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(32)	–
		Net Increase (Decrease) in Net Assets Resulting from Operations	(31)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			3,247	10
		Total Increase (Decrease) in Net Assets	3,216	10

Net Assets
Beginning of period			10	–
End of period (including undistributed net investment income as set forth below)			$3,226	$10
Undistributed (overdistributed) net investment income (loss)			$1	$–
	Institutional	R-6
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$3,290	$10
Redeemed	(53)	–
Net Increase (Decrease)	$3,237	$10
Shares:
Sold	325	1
Redeemed	(5)	–
Net Increase (Decrease)	320	1

Period Ended October 31, 2014(a)
Dollars:
Sold	$10	N/A
Net Increase (Decrease)	$10	N/A
Shares:
Sold	1	N/A
Net Increase (Decrease)	1	N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions	$–	$–
Period Ended October 31, 2014(a)
From net investment income	$–	N/A
From net realized gain on
investments	–	N/A
Total Dividends and Distributions	$–	N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands			Principal LifeTime Hybrid 2040 Fund
			Year Ended	Period Ended
			October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)			$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(8)	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(38)	–
		Net Increase (Decrease) in Net Assets Resulting from Operations	(46)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			13,539	10
		Total Increase (Decrease) in Net Assets	13,493	10

Net Assets
Beginning of period			10	–
End of period (including undistributed net investment income as set forth below)			$13,503	$10
Undistributed (overdistributed) net investment income (loss)			$–	$–
	Institutional	R-6
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$13,946	$10
Redeemed	(417)	–
Net Increase (Decrease)	$13,529	$10
Shares:
Sold	1,385	1
Redeemed	(42)	–
Net Increase (Decrease)	1,343	1

Period Ended October 31, 2014(a)
Dollars:
Sold	$10	N/A
Net Increase (Decrease)	$10	N/A
Shares:
Sold	1	N/A
Net Increase (Decrease)	1	N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions	$–	$–
Period Ended October 31, 2014(a)
From net investment income	$–	N/A
From net realized gain on
investments	–	N/A
Total Dividends and Distributions	$–	N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands			Principal LifeTime Hybrid 2045 Fund
			Year Ended	Period Ended
			October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)			$–	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			(1)	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(24)	–
		Net Increase (Decrease) in Net Assets Resulting from Operations	(25)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			1,920	10
		Total Increase (Decrease) in Net Assets	1,895	10

Net Assets
Beginning of period			10	–
End of period (including undistributed net investment income as set forth below)			$1,905	$10
Undistributed (overdistributed) net investment income (loss)			$–	$–
	Institutional	R-6
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$1,926	$10
Redeemed	(16)	–
Net Increase (Decrease)	$1,910	$10
Shares:
Sold	190	1
Redeemed	(2)	–
Net Increase (Decrease)	188	1

Period Ended October 31, 2014(a)
Dollars:
Sold	$10	N/A
Net Increase (Decrease)	$10	N/A
Shares:
Sold	1	N/A
Net Increase (Decrease)	1	N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions	$–	$–
Period Ended October 31, 2014(a)
From net investment income	$–	N/A
From net realized gain on
investments	–	N/A
Total Dividends and Distributions	$–	N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	Principal LifeTime Hybrid 2050 Fund
	Year Ended	Period Ended
	October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)	$1	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	(1)	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(18)	–
Net Increase (Decrease) in Net Assets Resulting from Operations	(18)	–

Dividends and Distributions to Shareholders
From net investment income	(1)	–
Total Dividends and Distributions	(1)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions	7,556	10
Total Increase (Decrease) in Net Assets	7,537	10

Net Assets
Beginning of period	10	–
End of period (including undistributed net investment income as set forth below)	$7,547	$10
Undistributed (overdistributed) net investment income (loss)	$–	$–

Capital Share Transactions:	Institutional		R-6
Year Ended October 31, 2015(b)
Dollars:
Sold	$7,557		$10
Redeemed	(11)		–
Net Increase (Decrease)	$7,546		$10
Shares:
Sold	749		1
Redeemed	(1)		–
Net Increase (Decrease)	748		1
Period Ended October 31, 2014(a)
Dollars:
Sold	$10		N/A
Net Increase (Decrease)	$10		N/A
Shares:
Sold	1		N/A
Net Increase (Decrease)	1		N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$(1	) $	–
From net realized gain on
investments	–		–
Total Dividends and Distributions	$(1	) $	–
Period Ended October 31, 2014(a)
From net investment income	$–		N/A
From net realized gain on
investments	–		N/A
Total Dividends and Distributions	$–		N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in dollars	Principal LifeTime Hybrid 2055 Fund
	Year Ended	Period Ended
	October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)	$536	$1
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	(384)	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(4,151)	236
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,999)	237

Dividends and Distributions to Shareholders
From net investment income	(467)	–
Total Dividends and Distributions	(467)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions	356,774	10,000
Total Increase (Decrease) in Net Assets	352,308	10,000

Net Assets
Beginning of period	10,237	–
End of period (including undistributed net investment income as set forth below)	$362,545	$10,237
Undistributed (overdistributed) net investment income (loss)	$70	$1

Capital Share Transactions:	Institutional		R-6
Year Ended October 31, 2015(b)
Dollars:
Sold	$367,869		$ 10,000
Reinvested	467		$–
Redeemed	(21,562)		–
Net Increase (Decrease)	$346,774		$ 10,000
Shares:
Sold	36,210		1,072
Reinvested	47		–
Redeemed	(2,285)		–
Net Increase (Decrease)	33,972		1,072

Period Ended October 31, 2014(a)
Dollars:
Sold	$10,000		N/A
Net Increase (Decrease)	$10,000		N/A
Shares:
Sold	1,000		N/A
Net Increase (Decrease)	1,000		N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$(467	) $	–
From net realized gain on
investments	–		–
Total Dividends and Distributions	$(467	) $	–

Period Ended October 31, 2014(a)
From net investment income	$–		N/A
From net realized gain on
investments	–		N/A
Total Dividends and Distributions	$–		N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in dollars					Principal LifeTime Hybrid 2060 Fund
					Year Ended	Period Ended
					October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)					$477	$1
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					46	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					593	236
			Net Increase (Decrease) in Net Assets Resulting from Operations		1,116	237

Dividends and Distributions to Shareholders
From net investment income					(467)	–
			Total Dividends and Distributions		(467)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions					129,073	10,000
			Total Increase (Decrease) in Net Assets		129,722	10,237

Net Assets
Beginning of period					10,237	–
End of period (including undistributed net investment income as set forth below)					$139,959	$10,237
Undistributed (overdistributed) net investment income (loss)					$11	$1
	Institutional			R-6
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$118,831		$ 10,000
Reinvested	467		–
Redeemed	(225)		–
Net Increase (Decrease)	$119,073		$ 10,000
Shares:
Sold	11,814		1,072
Reinvested	47		–
Redeemed	(22)		–
Net Increase (Decrease)	11,839		1,072
Period Ended October 31, 2014(a)
Dollars:
Sold	$10,000		N/A
Net Increase (Decrease)	$10,000		N/A
Shares:
Sold	1,000		N/A
Net Increase (Decrease)	1,000		N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$(467	) $	–
From net realized gain on
investments	–		–
Total Dividends and Distributions	$(467	) $	–
Period Ended October 31, 2014(a)
From net investment income	$–		N/A
From net realized gain on
investments	–		N/A
Total Dividends and Distributions	$–		N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

	Principal LifeTime
Amounts in dollars	Hybrid Income Fund
	Year Ended	Period Ended
	October 31, 2015	October 31, 2014(a)
Operations
Net investment income (loss)	$1,330	$4
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	857	–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(2,947)	99
Net Increase (Decrease) in Net Assets Resulting from Operations	(760)	103

Dividends and Distributions to Shareholders
From net investment income	(431)	–
Total Dividends and Distributions	(431)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,805,464	10,001
Total Increase (Decrease) in Net Assets	2,804,273	10,104

Net Assets
Beginning of period	10,104	–
End of period (including undistributed net investment income as set forth below)	$2,814,377	$10,104
Undistributed (overdistributed) net investment income (loss)	$903	$4

	Institutional		R-6
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$3,151,543		$10,000
Reinvested	431		–
Redeemed	(356,510)		–
Net Increase (Decrease)	$2,795,464		$10,000
Shares:
Sold	320,590		1,036
Reinvested	44		–
Redeemed	(36,082)		–
Net Increase (Decrease)	284,552		1,036

Period Ended October 31, 2014(a)
Dollars:
Sold	$10,000		N/A
Net Increase (Decrease)	$10,000		N/A
Shares:
Sold	1,000		N/A
Net Increase (Decrease)	1,000		N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$(431	) $	–
From net realized gain on
investments	–		–
Total Dividends and Distributions	$(431	) $	–

Period Ended October 31, 2014(a)
From net investment income	$–		N/A
From net realized gain on
investments	–		N/A
Total Dividends and Distributions	$–		N/A

(a)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

																		Principal LifeTime
Amounts in thousands																Strategic Income Fund
																Year Ended			Year Ended
																October 31, 2015			October 31, 2014
Operations
Net investment income (loss)															$			16,166	$16,591
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements																		29,583	11,937
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies																		(43,118)	11,735
			Net Increase (Decrease) in Net Assets Resulting from Operations															2,631	40,263

Dividends and Distributions to Shareholders
From net investment income																		(15,567)	(16,102)
									Total Dividends and Distributions									(15,567)	(16,102)

Capital Share Transactions
Net increase (decrease) in capital share transactions																		(71,881)	6,233
							Total Increase (Decrease) in Net Assets											(84,817)	30,394

Net Assets
Beginning of period																804,790			774,396
End of period (including undistributed net investment income as set forth below)																$719,973			$804,790
Undistributed (overdistributed) net investment income (loss)															$			7,740	$7,141
	Class A	Class B(a)			Class J		Institutional		R-1		R-2		R-3			R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$4,277	$	– $		19,119		$63,088		$855		$1,267		$5,478			$7,840		$9,964
Reinvested	517		3		1,417		11,655		84		104		519			337		921
Redeemed	(5,858)		(340)		(15,780)		(133,822)		(2,952)		(3,633)		(11,566)			(12,649)		(12,726)
Net Increase (Decrease)	$(1,064	) $	(337	) $	4,756		$(59,079)		$(2,013	) $	(2,262	) $	(5,569	) $		(4,472	) $	(1,841)
Shares:
Sold	351		–		1,585		5,199		71		105		456			647		821
Reinvested	43		–		119		972		7		9		44			28		77
Redeemed	(479)		(27)		(1,309)		(11,040)		(243)		(300)		(961)			(1,049)		(1,052)
Net Increase (Decrease)	(85)		(27)		395		(4,869)		(165)		(186)		(461)			(374)		(154)
Year Ended October 31, 2014
Dollars:
Sold	$4,508		$63		$15,132		$80,866		$1,166		$2,127		$9,304			$7,459		$12,874
Reinvested	567		3		1,366		11,970		123		136		625			431		879
Redeemed	(5,543)		(118)		(13,883)		(80,035)		(3,449)		(2,426)		(14,827)			(10,293)		(12,792)
Net Increase (Decrease)	$(468	) $	(52	) $	2,615		$12,801		$(2,160	) $	(163	) $	(4,898	) $		(2,403	) $	961
Shares:
Sold	375		5		1,267		6,747		98		179		785			624		1,076
Reinvested	48		–		117		1,022		10		11		54			37		75
Redeemed	(458)		(10)		(1,165)		(6,657)		(288)		(203)		(1,248)			(866)		(1,064)
Net Increase (Decrease)	(35)		(5)		219		1,112		(180)		(13)		(409)			(205)		87

Distributions:
Year Ended October 31, 2015
From net investment income	$(527	) $	(3	) $	(1,417	) $	(11,655	) $	(84	) $	(104	) $	(519	) $		(337	) $	(921)
From net realized gain on
investments	–		–		–		–		–		–		–			–		–
Total Dividends and Distributions	$(527	) $	(3	) $	(1,417	) $	(11,655	) $	(84	) $	(104	) $	(519	) $		(337	) $	(921)
Year Ended October 31, 2014
From net investment income	$(569	) $	(3	) $	(1,366	) $	(11,970	) $	(123	) $	(136	) $	(625	) $		(431	) $	(879)
From net realized gain on
investments	–		–		–		–		–		–		–			–		–
Total Dividends and Distributions	$(569	) $	(3	) $	(1,366	) $	(11,970	) $	(123	) $	(136	) $	(625	) $		(431	) $	(879)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											Real Estate Securities Fund
											Year Ended		Year Ended
											October 31, 2015		October 31, 2014
Operations
Net investment income (loss)											$	31,884	$	18,678
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												133,162		23,520
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(35,358)	289,137
			Net Increase (Decrease) in Net Assets Resulting from Operations									129,688	331,335

Dividends and Distributions to Shareholders
From net investment income												(30,710)		(27,287)
From net realized gain on investments												(20,461)	(184,920)
								Total Dividends and Distributions				(51,171)	(212,207)

Capital Share Transactions
Net increase (decrease) in capital share transactions												257,056	516,277
							Total Increase (Decrease) in Net Assets					335,573	635,405

Net Assets
Beginning of period												2,034,713	1,399,308
End of period (including undistributed net investment income as set forth below)												$2,370,286	$2,034,713
Undistributed (overdistributed) net investment income (loss)											$	3,293	$	4,917

	Class A		Class B(a)		Class C		Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$171,316		$65		$16,496		$34,665	$69,916	$561,722	$2,386	$7,413	$27,701	$54,787	$53,147
Reinvested	4,797		38		439		4,061	1,153	28,961	125	279	1,204	1,651	3,941
Redeemed	(101,123)		(4,007)		(10,057)		(49,090)	(42,082)	(430,645)	(2,930)	(8,893)	(23,329)	(33,484)	(83,567)
Net Increase (Decrease)	$74,990		$(3,904)		$6,878		$(10,364)	$28,987	$160,038	$(419)	$(1,201)	$5,576	$22,954	$(26,479)
Shares:
Sold	7,277		3		722		1,522	2,980	24,308	104	332	1,222	2,483	2,355
Reinvested	211		2		20		183	51	1,274	5	13	54	75	178
Redeemed	(4,414)		(168)		(443)		(2,205)	(1,849)	(18,856)	(130)	(405)	(1,031)	(1,517)	(3,772)
Net Increase (Decrease)	3,074		(163)		299		(500)	1,182	6,726	(21)	(60)	245	1,041	(1,239)
Year Ended October 31, 2014
Dollars:
Sold	$67,599		$183		$7,683		$37,358	$32,115	$461,087	$2,285	$5,590	$16,783	$21,281	$64,004
Reinvested	22,872		509		3,549		21,633	3,342	109,388	847	2,015	7,091	7,474	16,873
Redeemed	(52,409)		(1,159)		(7,102)		(29,346)	(27,675)	(204,964)	(3,056)	(5,317)	(18,389)	(13,090)	(32,777)
Net Increase (Decrease)	$38,062		$(467	) $	4,130		$29,645	$7,782	$365,511	$76	$2,288	$5,485	$15,665	$48,100
Shares:
Sold	3,401		9		388		1,892	1,602	22,981	116	291	853	1,092	3,445
Reinvested	1,265		29		200		1,227	184	6,028	47	116	401	426	957
Redeemed	(2,625)		(60)		(365)		(1,500)	(1,399)	(10,310)	(153)	(274)	(937)	(679)	(1,682)
Net Increase (Decrease)	2,041		(22)		223		1,619	387	18,699	10	133	317	839	2,720

Distributions:
Year Ended October 31, 2015
From net investment income	$(3,001	) $	(4)		$(138	) $	(2,217)	$(864)	$ (20,461)	$(50)	$(151)	$(619)	$(947)	$(2,258)
From net realized gain on
investments	(2,088)		(35)		(339)		(1,848)	(447)	(12,483)	(75)	(174)	(585)	(704)	(1,683)
Total Dividends and Distributions	$(5,089	) $	(39)		$(477)		$(4,065)	$(1,311)	$ (32,944)	$(125)	$(325)	$(1,204)	$(1,651)	$(3,941)
Year Ended October 31, 2014
From net investment income	$(2,511	) $	(20)		$(199	) $	(2,370)	$(597)	$ (17,416)	$(66)	$(197)	$(708)	$(875)	$(2,328)
From net realized gain on
investments	(20,923)		(504)		(3,732)		(19,272)	(4,454)	(105,748)	(781)	(1,979)	(6,383)	(6,599)	(14,545)
Total Dividends and Distributions	$ (23,434)		$(524)		$(3,931)	$ (21,642) $		(5,051)	$ (123,164)	$(847)	$(2,176)	$(7,091)	$(7,474)	$ (16,873)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands	SAM Balanced Portfolio
	Year Ended	Year Ended
	October 31, 2015	October 31, 2014
Operations
Net investment income (loss)	$92,235	$73,498
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements	306,172	113,544
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies	(347,591)	191,459
Net Increase (Decrease) in Net Assets Resulting from Operations	50,816	378,501

Dividends and Distributions to Shareholders
From net investment income	(94,484)	(73,000)
From net realized gain on investments	(114,369)	(72,822)
Total Dividends and Distributions	(208,853)	(145,822)

Capital Share Transactions
Net increase (decrease) in capital share transactions	111,957	186,121
Total Increase (Decrease) in Net Assets	(46,080)	418,800

Net Assets
Beginning of period	4,909,432	4,490,632
End of period (including undistributed net investment income as set forth below)	$4,863,352	$4,909,432
Undistributed (overdistributed) net investment income (loss)	$–	$2,226

	Class A	Class B(a)	Class C	Class J	Class P	Institutional	R-1	R -2	R -3		R -4	R-5
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$297,970	$187	$ 131,222	$147,888	$4,130	$109,627	$595	$1,349	$15,803		$8,254	$18,056
Reinvested	87,837	2,542	25,846	43,921	4	36,411	171	333	2,588		2,337	5,053
Redeemed	(277,000)	(79,100)	(102,666)	(145,800)	(372)	(127,425)	(1,555)	(5,244)	(9,607)		(24,695)	(56,703)
Net Increase (Decrease)	$108,807	$(76,371)	$54,402	$46,009	$3,762	$18,613	$(789)	$(3,562)	$8,784		$(14,104)	$ (33,594)
Shares:
Sold	18,474	12	8,257	9,448	267	7,003	38	85	995		521	1,153
Reinvested	5,532	160	1,647	2,844	–	2,323	11	21	166		149	323
Redeemed	(17,237)	(4,861)	(6,462)	(9,341)	(24)	(8,023)	(98)	(328)	(608)		(1,558)	(3,692)
Net Increase (Decrease)	6,769	(4,689)	3,442	2,951	243	1,303	(49)	(222)	553		(888)	(2,216)
Year Ended October 31, 2014
Dollars:
Sold	$261,686	$1,159	$ 120,962	$169,110	N/A	$96,268	$1,254	$1,478	$12,657		$15,752	$32,588
Reinvested	62,117	2,654	16,315	29,781	N/A	26,562	121	269	1,957		1,741	3,074
Redeemed	(262,946)	(47,909)	(93,348)	(126,093)	N/A	(91,942)	(1,257)	(2,327)	(20,783)		(12,704)	(12,075)
Net Increase (Decrease)	$60,857	$(44,096)	$43,929	$72,798	N/A	$30,888	$118	$(580)	$(6,169)		$4,789	$23,587
Shares:
Sold	16,443	73	7,691	10,889	N/A	6,114	79	95	808		1,001	2,080
Reinvested	3,964	170	1,060	1,950	N/A	1,712	8	17	127		113	198
Redeemed	(16,540)	(3,017)	(5,942)	(8,147)	N/A	(5,805)	(82)	(151)	(1,318)		(816)	(769)
Net Increase (Decrease)	3,867	(2,774)	2,809	4,692	N/A	2,021	5	(39)	(383)		298	1,509

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$ (40,952) $	(861)	$(9,266)	$ (20,597)	$(4) $	(18,112)	$(64)	$(129)	$(1,119)		$(1,012)	$(2,368)
From net realized gain on
investments	(48,036)	(1,720)	(17,140)	(23,370)	–	(18,313)	(107)	(204)	(1,469)		(1,325)	(2,685)
Total Dividends and Distributions	$ (88,988) $	(2,581) $	(26,406)	$ (43,967)	$(4) $	(36,425)	$(171)	$(333)	$(2,588	) $	(2,337)	$(5,053)
Year Ended October 31, 2014
From net investment income	$ (32,032) $	(899)	$(6,022)	$ (15,511)	N/A	$(14,935)	$(50)	$(113)	$(920	) $	(873)	$(1,645)
From net realized gain on
investments	(30,837)	(1,798)	(10,663)	(14,328)	N/A	(11,635)	(71)	(156)	(1,037)		(868)	(1,429)
Total Dividends and Distributions	$ (62,869) $	(2,697)	$(16,685)	$ (29,839)	N/A	$(26,570)	$(121)	$(269)	$(1,957	) $	(1,741)	$(3,074)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											SAM Conservative Balanced Portfolio
											Year Ended			Year Ended
											October 31, 2015			October 31, 2014
Operations
Net investment income (loss)													$35,688	$	31,449
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													66,318		25,559
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(88,490)		48,706
		Net Increase (Decrease) in Net Assets Resulting from Operations											13,516		105,714

Dividends and Distributions to Shareholders
From net investment income													(36,898)		(30,556)
From net realized gain on investments													(26,236)		(28,291)
						Total Dividends and Distributions							(63,134)		(58,847)

Capital Share Transactions
Net increase (decrease) in capital share transactions													76,968		139,042
					Total Increase (Decrease) in Net Assets								27,350		185,909

Net Assets
Beginning of period											1,650,065			1,464,156
End of period (including undistributed net investment income as set forth below)											$1,677,415			$1,650,065
Undistributed (overdistributed) net investment income (loss)													$1,388	$	2,598

	Class A	Class B(a)		Class C	Class J	Class P		Institutional	R-1		R-2		R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$99,927	$125		$60,353	$97,001	$1,938		$44,564	$589		$743		$4,522	$6,453	$10,344
Reinvested	18,746	333		7,540	20,833	4		12,027	96		85		734	782	1,418
Redeemed	(82,165)	(13,686)		(38,241)	(94,285)	(67)		(46,140)	(488)		(1,995)		(7,537)	(9,413)	(18,172)
Net Increase (Decrease)	$36,508	$(13,228)		$29,652	$23,549	$1,875		$10,451	$197		$(1,167)		$(2,281)	$(2,178)	$(6,410)
Shares:
Sold	8,174	10		4,987	8,025	164		3,703	49		62		373	533	856
Reinvested	1,550	28		629	1,741	–		1,002	8		7		61	65	118
Redeemed	(6,736)	(1,107)		(3,165)	(7,811)	(6)		(3,813)	(41)		(164)		(623)	(776)	(1,527)
Net Increase (Decrease)	2,988	(1,069)		2,451	1,955	158		892	16		(95)		(189)	(178)	(553)
Year Ended October 31, 2014
Dollars:
Sold	$99,282	$490		$55,534	$112,853	N/A		$36,746	$670		$657		$5,613	$8,035	$13,906
Reinvested	17,505	558		6,780	18,853	N/A		11,758	141		109		775	702	1,246
Redeemed	(79,948)	(8,122)		(36,271)	(67,221)	N/A		(37,028)	(2,473)		(1,111)		(6,025)	(6,011)	(8,961)
Net Increase (Decrease)	$36,839	$(7,074	) $	26,043	$64,485	N/A		$11,476	$(1,662	) $	(345	) $	363	$2,726	$6,191
Shares:
Sold	8,171	40		4,613	9,384	N/A		3,051	56		54		470	664	1,159
Reinvested	1,459	47		572	1,587	N/A		987	12		9		65	59	105
Redeemed	(6,583)	(668)		(3,009)	(5,582)	N/A		(3,072)	(210)		(92)		(500)	(504)	(747)
Net Increase (Decrease)	3,047	(581)		2,176	5,389	N/A		966	(142)		(29)		35	219	517

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$(11,290)	(138)		$(3,823)	$ (12,395) $	(4	) $	(7,453)	$(50/0		$(44)		$(404)	$(446)	$(851)
From net realized gain on
investments	(7,770)	(202)		(3,907)	(8,463)	–		(4,574)	(46)		(41)		(330)	(336)	(567)
Total Dividends and Distributions	$(19,060)	$(340)		$(7,730)	$ (20,858) $	(4) $		(12,027)	$(96)		$(85)		$(734)	$(782)	$(1,418)
Year Ended October 31, 2014
From net investment income	$(9,323)	$(210)		$(2,871)	$ (10,067)	N/A		$(6,567)	$(56)		$(49)		$(382)	$(356)	$(675)
From net realized gain on
investments	(8,431)	(367)		(4,049)	(8,797)	N/A		(5,192)	(85)		(60)		(393)	(346)	(571)
Total Dividends and Distributions	$(17,754)	$(577)		$(6,920)	$ (18,864)	N/A	$(11,759)		$(141)		$(109)		$(775)	$(702)	$(1,246)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										SAM Conservative Growth Portfolio
										Year Ended		Year Ended
										October 31, 2015		October 31, 2014
Operations
Net investment income (loss)											$51,222	$	34,716
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										297,635		102,217
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(316,879)		157,107
		Net Increase (Decrease) in Net Assets Resulting from Operations									31,978	294,040

Dividends and Distributions to Shareholders
From net investment income											(52,728)		(37,744)
From net realized gain on investments										(102,365)			(26,302)
							Total Dividends and Distributions			(155,093)			(64,046)

Capital Share Transactions
Net increase (decrease) in capital share transactions											34,828		32,336
					Total Increase (Decrease) in Net Assets						(88,287)	262,330

Net Assets
Beginning of period										3,272,719		3,010,389
End of period (including undistributed net investment income as set forth below)										$3,184,432		$3,272,719
Undistributed (overdistributed) net investment income (loss)											$1,202	$	2,713

	Class A	Class B(a)	Class C		Class J	Class P		Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$192,880	$128	$67,814		$72,559		$2,909	$62,339	$711	$1,627	$6,561	$6,067	$12,921
Reinvested	69,639	2,102	23,076		24,520		–	26,906	192	392	1,226	1,179	4,218
Redeemed	(193,303)	(59,776)	(70,964)		(77,500)		(73)	(72,993)	(1,812)	(4,943)	(3,635)	(10,305)	(49,834)
Net Increase (Decrease)	$69,216	$(57,546)	$19,926		$19,579		$2,836	$16,252	$(909)	$(2,924)	$4,152	$(3,059)	$ (32,695)
Shares:
Sold	10,439	7	3,896		4,056		165	3,510	39	91	365	337	725
Reinvested	3,843	120	1,351		1,392		–	1,510	11	22	70	66	238
Redeemed	(10,520)	(3,287)	(4,090)		(4,340)		(4)	(4,044)	(103)	(275)	(203)	(576)	(2,875)
Net Increase (Decrease)	3,762	(3,160)	1,157		1,108		161	976	(53)	(162)	232	(173)	(1,912)
Year Ended October 31, 2014
Dollars:
Sold	$168,703	$782	$63,476		$90,413		N/A	$42,885	$1,178	$1,227	$5,477	$6,638	$20,443
Reinvested	29,395	887	7,886		9,814		N/A	12,404	68	148	576	514	1,605
Redeemed	(182,989)	(38,774)	(68,382)		(59,775)		N/A	(54,227)	(1,479)	(1,801)	(8,136)	(6,004)	(10,616)
Net Increase (Decrease)	$15,109	$(37,105)	$2,980		$40,452		N/A	$1,062	$(233)	$(426)	$(2,083)	$1,148	$11,432
Shares:
Sold	9,317	44	3,697		5,127		N/A	2,390	66	70	311	374	1,155
Reinvested	1,656	52	470		568		N/A	710	4	8	34	30	93
Redeemed	(10,096)	(2,206)	(3,982)		(3,383)		N/A	(3,024)	(85)	(103)	(460)	(341)	(595)
Net Increase (Decrease)	877	(2,110)	185		2,312		N/A	76	(15)	(25)	(115)	63	653

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$ (24,700) $	(348)	$(5,773	) $	(8,800	) $	–	$(10,601)	$(52)	$(117)	$(388)	$(412)	$(1,537)
From net realized gain on
investments	(45,829)	(1,779)	(18,013)		(15,731)		–	(16,312)	(140)	(275)	(838)	(767)	(2,681)
Total Dividends and Distributions	$ (70,529)	$(2,127)	$ (23,786)		$ (24,531)		$–	$(26,913)	$(192)	$(392)	$(1,226)	$(1,179)	$(4,218)
Year Ended October 31, 2014
From net investment income	$ (18,085)	$(145)	$(3,539)		$(6,053)		N/A	$(8,160)	$(32)	$(78)	$(333)	$(315)	$(1,004)
From net realized gain on
investments	(11,765)	(755)	(4,616)		(3,769)		N/A	(4,248)	(36)	(70)	(243)	(199)	(601)
Total Dividends and Distributions	$ (29,850) $	(900)	$(8,155	) $	(9,822)		N/A	$(12,408)	$(68)	$(148)	$(576)	$(514)	$(1,605)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										SAM Flexible Income Portfolio
										Year Ended				Year Ended
										October 31, 2015				October 31, 2014
Operations
Net investment income (loss)												$55,748				$47,777
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												56,598				21,207
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(111,997)						48,443
		Net Increase (Decrease) in Net Assets Resulting from Operations										349		117,427

Dividends and Distributions to Shareholders
From net investment income												(54,855)				(47,578)
From net realized gain on investments												(21,877)				(27,718)
						Total Dividends and Distributions						(76,732)				(75,296)

Capital Share Transactions
Net increase (decrease) in capital share transactions										261,763				218,348
					Total Increase (Decrease) in Net Assets					185,380				260,479

Net Assets
Beginning of period										2,070,086				1,809,607
End of period (including undistributed net investment income as set forth below)										$2,255,466				$2,070,086
Undistributed (overdistributed) net investment income (loss)												$1,092				$199
	Class A	Class B(a)		Class C	Class J	Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$222,826	$126		$97,577	$250,254	$4,676	$31,072	$161		$416		$3,322		$2,276		$4,492
Reinvested	29,207	307		9,283	28,565	11	7,076	23		32		375		383		780
Redeemed	(175,907)	(16,876)		(58,992)	(125,499)	(71)	(34,505)	(224)		(715)		(3,737)		(6,527)		(8,424)
Net Increase (Decrease)	$76,126	$(16,443	) $	47,868	$153,320	$4,616	$3,643	$(40	) $	(267	) $	(40	) $	(3,868	) $	(3,152)
Shares:
Sold	17,909	10		7,925	20,289	386	2,513	13		33		267		184		363
Reinvested	2,357	25		756	2,323	1	573	2		3		31		31		63
Redeemed	(14,180)	(1,342)		(4,802)	(10,197)	(6)	(2,795)	(18)		(57)		(302)		(527)		(692)
Net Increase (Decrease)	6,086	(1,307)		3,879	12,415	381	291	(3)		(21)		(4)		(312)		(266)
Year Ended October 31, 2014
Dollars:
Sold	$174,672	$565		$90,762	$192,986	N/A	$21,324	$275		$294		$3,483		$3,379		$5,942
Reinvested	29,655	665		8,890	25,926	N/A	7,754	29		50		414		491		762
Redeemed	(146,495)	(9,495)		(53,794)	(99,032)	N/A	(27,335)	(621)		(912)		(4,206)		(4,459)		(3,621)
Net Increase (Decrease)	$57,832	$(8,265	) $	45,858	$119,880	N/A	$1,743	$(317	) $	(568	) $	(309	) $	(589	) $	3,083
Shares:
Sold	14,011	46		7,346	15,592	N/A	1,713	22		24		282		271		480
Reinvested	2,400	54		727	2,112	N/A	629	2		4		34		40		62
Redeemed	(11,767)	(763)		(4,359)	(8,016)	N/A	(2,200)	(50)		(75)		(339)		(361)		(292)
Net Increase (Decrease)	4,644	(663)		3,714	9,688	N/A	142	(26)		(47)		(23)		(50)		250

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$ (21,358) $	(146)		$(6,118)	$ (20,889) $	(11)	$(5,225)	$(15)		$(22)		$(257)		$(258)		$(556)
From net realized gain on
investments	(8,287)	(167)		(3,335)	(7,749)	–	(1,854)	(8)		(10)		(118)		(125)		(224)
Total Dividends and Distributions	$ (29,645) $	(313)		$(9,453)	$ (28,638)	$(11)	$(7,079)	$(23)		$(32)		$(375)		$(383)		$(780)
Year Ended October 31, 2014
From net investment income	$ (19,103) $	(327)		$(5,071)	$ (16,886)	N/A $	(5,102)	$(16)		$(29)		$(250)		$(298)		$(496)
From net realized gain on
investments	(10,979)	(350)		(3,972)	(9,106)	N/A	(2,654)	(13)		(21)		(164)		(193)		(266)
Total Dividends and Distributions	$ (30,082) $	(677)		$(9,043)	$ (25,992)	N/A	$(7,756)	$(29)		$(50)		$(414)		$(491)		$(762)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										SAM Strategic Growth Portfolio
										Year Ended		Year Ended
										October 31, 2015		October 31, 2014
Operations
Net investment income (loss)										$	35,133	$	17,813
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											225,188		94,122
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(242,500)		97,180
		Net Increase (Decrease) in Net Assets Resulting from Operations									17,821	209,115

Dividends and Distributions to Shareholders
From net investment income											(34,985)		(19,180)
From net realized gain on investments											(94,070)		(13,887)
						Total Dividends and Distributions					(129,055)		(33,067)

Capital Share Transactions
Net increase (decrease) in capital share transactions											30,241		(48,943)
					Total Increase (Decrease) in Net Assets						(80,993)	127,105

Net Assets
Beginning of period											2,013,177	1,886,072
End of period (including undistributed net investment income as set forth below)											$1,932,184	$2,013,177
Undistributed (overdistributed) net investment income (loss)										$	5,580	$	5,432
	Class A	Class B(a)	Class C		Class J	Class P	Institutional	R-1		R-2	R-3	R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015(b)
Dollars:
Sold	$127,786	$82		$38,193	$37,020	$1,439	$30,909	$659		$1,514	$4,399	$6,720	$9,769
Reinvested	62,495	2,452		19,822	18,748	–	18,927	258		294	1,126	1,260	2,320
Redeemed	(128,375)	(46,920)		(45,000)	(45,191)	(98)	(48,080)	(1,791)		(3,557)	(4,305)	(12,775)	(19,859)
Net Increase (Decrease)	$61,906	$(44,386	) $	13,015	$10,577	$1,341	$1,756	$(874)		$(1,749)	$1,220	$(4,795)	$(7,770)
Shares:
Sold	6,059	4		1,958	1,809	72	1,540	31		74	216	327	480
Reinvested	3,030	127		1,034	933	–	934	13		15	56	62	115
Redeemed	(6,132)	(2,341)		(2,304)	(2,216)	(5)	(2,337)	(88)		(173)	(212)	(622)	(1,018)
Net Increase (Decrease)	2,957	(2,210)		688	526	67	137	(44)		(84)	60	(233)	(423)
Year Ended October 31, 2014
Dollars:
Sold	$100,668	$585		$35,497	$39,944	N/A	$26,851	$1,080		$1,004	$3,297	$6,294	$9,810
Reinvested	16,489	521		3,857	4,922	N/A	5,586	57		69	342	295	567
Redeemed	(136,073)	(29,695)		(52,474)	(38,730)	N/A	(31,193)	(1,454)		(988)	(6,841)	(3,139)	(6,091)
Net Increase (Decrease)	$(18,916)	$ (28,589)		$(13,120)	$6,136	N/A	$1,244	$(317	) $	85	$(3,202)	$3,450	$4,286
Shares:
Sold	4,845	31		1,826	1,972	N/A	1,304	55		50	161	308	484
Reinvested	811	27		204	248	N/A	280	3		3	17	15	28
Redeemed	(6,537)	(1,519)		(2,699)	(1,909)	N/A	(1,517)	(74)		(49)	(337)	(155)	(298)
Net Increase (Decrease)	(881)	(1,461)		(669)	311	N/A	67	(16)		4	(159)	168	214

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$ (17,786) $	(350	) $	(3,981)	$(5,395)	$–	$(6,050)	$(49)		$(69)	$(288)	$(337)	$(680)
From net realized gain on
investments	(45,478)	(2,128)		(16,319)	(13,354)	–	(12,956)	(209)		(225)	(838)	(923)	(1,640)
Total Dividends and Distributions	$ (63,264) $	(2,478)		$ (20,300)	$(18,749)	$–	$(19,006)	$(258)		$(294)	$(1,126)	$(1,260)	$(2,320)
Year Ended October 31, 2014
From net investment income	$ (10,062) $	(21	) $	(1,523)	$(3,040)	N/A	$(3,734)	$(27)		$(37)	$(197)	$(180)	$(359)
From net realized gain on
investments	(6,646)	(507)		(2,450)	(1,884)	N/A	(1,870)	(30)		(32)	(145)	(115)	(208)
Total Dividends and Distributions	$ (16,708)	$(528	) $	(3,973)	$(4,924)	N/A	$(5,604)	$(57)		$(69)	$(342)	$(295)	$(567)

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands											Short-Term Income Fund
											Year Ended				Year Ended
											October 31, 2015				October 31, 2014
Operations
Net investment income (loss)											$		41,638			$33,087
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													459			7,291
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(13,080)			(12,438)
		Net Increase (Decrease) in Net Assets Resulting from Operations											29,017			27,940

Dividends and Distributions to Shareholders
From net investment income													(41,019)			(32,788)
From net realized gain on investments													(651)			(979)
						Total Dividends and Distributions							(41,670)			(33,767)

Capital Share Transactions
Net increase (decrease) in capital share transactions												289,518				761,881
					Total Increase (Decrease) in Net Assets							276,865				756,054

Net Assets
Beginning of period												2,538,176				1,782,122
End of period (including undistributed net investment income as set forth below)												$2,815,041				$2,538,176
Undistributed (overdistributed) net investment income (loss)											$		3,774			$3,154
	Class A	Class C		Class J	Class P	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$143,071	$26,015		$37,156	$89,972	$720,313	$498		$602		$4,762		$3,769		$5,638
Reinvested	3,484	389		1,570	947	33,356	9		17		126		183		147
Redeemed	(124,474)	(31,401)		(34,235)	(76,490)	(499,955)	(734)		(592)		(7,883)		(4,110)		(2,632)
Net Increase (Decrease)	$22,081	$(4,997	) $	4,491	$14,429	$253,714	$(227	) $	27		$(2,995	) $	(158	) $	3,153
Shares:
Sold	11,717	2,129		3,043	7,364	58,984	41		49		390		309		461
Reinvested	285	32		129	78	2,732	1		2		10		15		12
Redeemed	(10,189)	(2,569)		(2,804)	(6,263)	(40,933)	(60)		(49)		(645)		(337)		(215)
Net Increase (Decrease)	1,813	(408)		368	1,179	20,783	(18)		2		(245)		(13)		258
Year Ended October 31, 2014
Dollars:
Sold	$93,607	$22,145		$35,492	$124,787	$1,018,630	$554		$594		$12,454		$12,996		$6,537
Reinvested	4,323	529		1,654	629	24,796	14		18		139		97		92
Redeemed	(156,237)	(37,638)		(41,219)	(109,699)	(238,125)	(946)		(288)		(8,827)		(3,171)		(2,056)
Net Increase (Decrease)	$(58,307)	$ (14,964)		$(4,073)	$15,717	$805,301	$(378	) $	324		$3,766		$9,922		$4,573
Shares:
Sold	7,642	1,807		2,898	10,193	83,261	45		49		1,016		1,061		534
Reinvested	353	43		135	51	2,023	1		1		11		8		7
Redeemed	(12,754)	(3,071)		(3,367)	(8,957)	(19,448)	(77)		(24)		(720)		(259)		(168)
Net Increase (Decrease)	(4,759)	(1,221)		(334)	1,287	65,836	(31)		26		307		810		373

Distributions:
Year Ended October 31, 2015
From net investment income	$(3,787)	$(409)		$(1,558)	$(1,242)	$ (33,551)	$(9	) $	(17	) $	(123	) $	(179	) $	(144)
From net realized gain on
investments	(68)	(22)		(29)	(20)	(502)	–		–		(3)		(4)		(3)
Total Dividends and Distributions	$(3,855)	$(431)		$(1,587)	$(1,262)	$ (34,053)	$(9	) $	(17	) $	(126	) $	(183	) $	(147)
Year Ended October 31, 2014
From net investment income	$(4,570)	$(554)		$(1,607)	$(970)	$ (24,743)	$(13	) $	(17	) $	(130	) $	(95	) $	(89)
From net realized gain on
investments	(179)	(56)		(66)	(28)	(634)	(1)		(1)		(9)		(2)		(3)
Total Dividends and Distributions	$(4,749)	$(610)		$(1,673)	$(998)	$ (25,377)	$(14	) $	(18	) $	(139	) $	(97	) $	(92)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands													SmallCap Fund(a)
												Year Ended			Year Ended
												October 31, 2015			October 31, 2014
Operations
Net investment income (loss)													$(559)			$(609)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													31,616			64,485
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													1,980			(24,171)
			Net Increase (Decrease) in Net Assets Resulting from Operations										33,037			39,705

Dividends and Distributions to Shareholders
From net investment income													–			(158)
From net realized gain on investments													(57,913)			(35,644)
								Total Dividends and Distributions					(57,913)			(35,802)

Capital Share Transactions
Net increase (decrease) in capital share transactions												114,771				18,085
							Total Increase (Decrease) in Net Assets						89,895			21,988

Net Assets
Beginning of period												509,082			487,094
End of period (including undistributed net investment income as set forth below)												$598,977			$509,082
Undistributed (overdistributed) net investment income (loss)													$(582)			$9
	Class A		Class B(b)		Class C		Class J	Class P	Institutional		R-1	R-2	R-3		R-4	R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$63,659		$13		$11,775		$16,663	$7,846	$28,320		$1,048	$1,876	$6,126		$6,935	$10,174
Reinvested	21,091		328		1,864		23,309	9	7,837		274	313	727		455	1,324
Redeemed	(39,668)		(2,928)		(3,114)		(30,577)	(1,722)	(7,827)		(371)	(782)	(3,737)		(2,063)	(4,406)
Net Increase (Decrease)	$45,082		$(2,587	) $	10,525		$9,395	$6,133	$28,330		$951	$1,407	$3,116		$5,327	$7,092
Shares:
Sold	2,992		1		598		814	349	1,271		50	90	288		319	477
Reinvested	1,084		19		103		1,247	1	382		15	16	37		23	65
Redeemed	(1,887)		(157)		(158)		(1,508)	(77)	(345)		(18)	(38)	(176)		(96)	(201)
Net Increase (Decrease)	2,189		(137)		543		553	273	1,308		47	68	149		246	341
Year Ended October 31, 2014(c)
Dollars:
Sold	$31,748		$70		$5,440		$16,496	$75	$6,647		$626	$757	$2,883		$1,663	$2,494
Reinvested	12,875		260		937		14,946	–	4,677		180	218	438		303	809
Redeemed	(34,544)		(1,149)		(2,870)		(32,788)	–	(4,755)		(1,116)	(1,041)	(2,894)		(2,157)	(3,143)
Net Increase (Decrease)	$10,079		$(819	) $	3,507		$(1,346)	$75	$6,569		$(310)	$(66)	$427		$(191)	$160
Shares:
Sold	1,465		4		263		787	3	292		29	35	133		74	110
Reinvested	608		13		47		732	–	211		9	11	21		14	37
Redeemed	(1,594)		(58)		(141)		(1,566)	–	(206)		(53)	(49)	(133)		(96)	(138)
Net Increase (Decrease)	479		(41)		169		(47)	3	297		(15)	(3)	21		(8)	9

Distributions:
Year Ended October 31, 2015
From net investment income	$–	$	– $		–	$	– $	–	$–	$	– $	– $	–	$	– $	–
From net realized gain on
investments	(21,322)		(330)		(1,913)		(23,316)	(9)	(7,838)		(274)	(405)	(727)		(455)	(1,324)
Total Dividends and Distributions	$ (21,322)		$(330	) $	(1,913)		$ (23,316)	$(9)	$(7,838)		$(274)	$(405)	$(727)		$(455)	$(1,324)
Year Ended October 31, 2014(c)
From net investment income $	–	$	– $		–	$	– $	–	$(154)	$	– $	– $	–	$	– $	(4)
From net realized gain on
investments	(12,988)		(263)		(973)		(14,951)	–	(4,523)		(180)	(220)	(438)		(303)	(805)
Total Dividends and Distributions	$ (12,988)		$(263	) $	(973)		$(14,951) $	– $	(4,677)		$(180)	$(220)	$(438)		$(303)	$(809)

(a)	Effective August 31, 2015, SmallCap Blend Fund changed its name to SmallCap Fund.
(b)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(c)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands								SmallCap Growth Fund I
								Year Ended		Year Ended
								October 31, 2015		October 31, 2014
Operations
Net investment income (loss)									$(9,445)	$(12,101)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									208,844	283,206
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									(154,109)	(169,608)
		Net Increase (Decrease) in Net Assets Resulting from Operations							45,290	101,497

Dividends and Distributions to Shareholders
From net realized gain on investments									(277,883)	(191,666)
					Total Dividends and Distributions				(277,883)	(191,666)

Capital Share Transactions
Net increase (decrease) in capital share transactions									9,794	102,585
				Total Increase (Decrease) in Net Assets					(222,799)	12,416

Net Assets
Beginning of period									1,846,455	1,834,039
End of period (including undistributed net investment income as set forth below)									$1,623,656	$1,846,455
Undistributed (overdistributed) net investment income (loss)									$(4,547)	$(69)
	Class J	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Year Ended October 31, 2015(a)
Dollars:
Sold	$18,689	$259,582	$1,066	$2,657	$8,462	$6,158	$10,791	$10
Reinvested	11,184	249,057	570	1,247	3,725	3,095	6,706	2
Redeemed	(20,688)	(517,984)	(1,258)	(3,277)	(10,163)	(7,472)	(12,365)	–
Net Increase (Decrease)	$9,185	$(9,345)	$378	$627	$2,024	$1,781	$5,132	$12
Shares:
Sold	1,821	19,871	95	248	757	520	888	1
Reinvested	1,214	21,526	56	127	363	289	606	–
Redeemed	(2,067)	(38,783)	(113)	(311)	(898)	(660)	(1,048)	–
Net Increase (Decrease)	968	2,614	38	64	222	149	446	1
Year Ended October 31, 2014
Dollars:
Sold	$10,105	$149,081	$575	$1,711	$6,329	$3,747	$12,246	N/A
Issued in acquisitions	31,107	156,046	1,125	2,825	3,857	3,653	6,616	N/A
Reinvested	3,819	179,715	301	467	2,165	1,740	3,443	N/A
Redeemed	(21,294)	(421,634)	(1,512)	(2,327)	(8,545)	(8,080)	(14,696)	N/A
Net Increase (Decrease)	$23,737	$63,208	$489	$2,676	$3,806	$1,060	$7,609	N/A
Shares:
Sold	858	10,570	45	137	490	281	904	N/A
Issued in acquisitions	2,807	11,756	94	242	319	292	516	N/A
Reinvested	331	13,032	24	39	172	134	258	N/A
Redeemed	(1,861)	(30,658)	(121)	(191)	(682)	(613)	(1,100)	N/A
Net Increase (Decrease)	2,135	4,700	42	227	299	94	578	N/A

Distributions:
Year Ended October 31, 2015(a)
From net investment income	$–	$ –	$–	$–	$–	$–	$–	$–
From net realized gain on
investments	(11,186)	(251,293)	(570)	(1,306)	(3,725)	(3,095)	(6,706)	(2)
Total Dividends and Distributions	$(11,186)	$ (251,293)	$(570)	$(1,306)	$(3,725)	$(3,095)	$(6,706)	$(2)
Year Ended October 31, 2014
From net investment income	$–	$ –	$–	$–	$–	$–	$–	N/A
From net realized gain on
investments	(3,821)	(179,716)	(301)	(480)	(2,165)	(1,740)	(3,443)	N/A
Total Dividends and Distributions	$(3,821)	$ (179,716)	$(301)	$(480)	$(2,165)	$(1,740)	$(3,443)	N/A

(a)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands														SmallCap S&P 600 Index Fund
														Year Ended	Year Ended
														October 31, 2015	October 31, 2014
Operations
Net investment income (loss)														$11,430	$8,879
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements														87,362	72,137
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies														(72,139)	4,419
			Net Increase (Decrease) in Net Assets Resulting from Operations											26,653	85,435

Dividends and Distributions to Shareholders
From net investment income														(9,853)	(5,982)
From net realized gain on investments														(71,123)	(24,464)
									Total Dividends and Distributions					(80,976)	(30,446)

Capital Share Transactions
Net increase (decrease) in capital share transactions														119,894	61,701
							Total Increase (Decrease) in Net Assets							65,571	116,690

Net Assets
Beginning of period														1,065,081	948,391
End of period (including undistributed net investment income as set forth below)														$1,130,652	$1,065,081
Undistributed (overdistributed) net investment income (loss)														$8,498	$6,904
	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Year Ended October 31, 2015
Dollars:
Sold	$13,510		$ 170,441		$3,160		$3,425		$31,156		$21,188		$36,334
Reinvested	11,030		38,183		944		1,308		9,383		6,428		13,620
Redeemed	(23,412)		(82,531)		(5,968)		(8,059)		(41,786)		(25,635)		(52,825)
Net Increase (Decrease)	$1,128		$ 126,093		$(1,864	) $	(3,326	) $	(1,247	) $	1,981		$(2,871)
Shares:
Sold	575		7,016		131		138		1,256		846		1,450
Reinvested	488		1,616		41		55		392		266		561
Redeemed	(1,000)		(3,375)		(247)		(332)		(1,682)		(1,037)		(2,118)
Net Increase (Decrease)	63		5,257		(75)		(139)		(34)		75		(107)
Year Ended October 31, 2014
Dollars:
Sold	$20,887		$ 149,459		$5,160		$7,179		$52,451		$20,944		$57,363
Reinvested	4,349		13,034		363		541		3,199		2,572		6,353
Redeemed	(27,288)		(100,240)		(6,372)		(8,764)		(33,321)		(25,772)		(80,396)
Net Increase (Decrease)	$(2,052	) $	62,253		$(849	) $	(1,044	) $	22,329		$(2,256)		$ (16,680)
Shares:
Sold	890		6,114		214		289		2,104		841		2,300
Reinvested	186		536		15		22		130		104		255
Redeemed	(1,163)		(4,090)		(264)		(360)		(1,341)		(1,039)		(3,227)
Net Increase (Decrease)	(87)		2,560		(35)		(49)		893		(94)		(672)

Distributions:
Year Ended October 31, 2015
From net investment income	$(1,165	) $	(5,551	) $	(33	)$	(67	) $	(775	) $	(679	) $	(1,583)
From net realized gain on
investments	(9,867)		(32,708)		(911)		(1,241)		(8,609)		(5,750)		(12,037)
Total Dividends and Distributions	$ (11,032)		$(38,259	) $	(944	) $	(1,308	) $	(9,384	) $	(6,429)		$ (13,620)
Year Ended October 31, 2014
From net investment income	$(671	) $	(3,133	) $	(8	) $	(34	) $	(419	) $	(441	) $	(1,276)
From net realized gain on
investments	(3,679)		(9,935)		(355)		(507)		(2,780)		(2,131)		(5,077)
Total Dividends and Distributions	$(4,350	) $	(13,068	) $	(363	) $	(541	) $	(3,199	) $	(2,572	) $	(6,353)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands												SmallCap Value Fund II
												Year Ended				Year Ended
												October 31, 2015				October 31, 2014
Operations
Net investment income (loss)														$7,869			$3,590
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												175,277					136,660
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(169,808)					2,506
		Net Increase (Decrease) in Net Assets Resulting from Operations												13,338			142,756

Dividends and Distributions to Shareholders
From net investment income														(4,369)			(7,271)
From net realized gain on investments												(136,041)					(98,502)
						Total Dividends and Distributions						(140,410)					(105,773)

Capital Share Transactions
Net increase (decrease) in capital share transactions												(111,118)					(21,399)
				Total Increase (Decrease) in Net Assets								(238,190)					15,584

Net Assets
Beginning of period												1,562,796					1,547,212
End of period (including undistributed net investment income as set forth below)												$1,324,606					$1,562,796
Undistributed (overdistributed) net investment income (loss)														$5,405			$1,046
	Class A	Class J	Class P	Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Year Ended October 31, 2015 (b)
Dollars:
Sold	$2,557	$2,113	$35	$182,968		$402		$1,246		$3,363		$2,347		$5,776		$10
Reinvested	70	2,120	2	132,327		211		485		1,213		1,393		2,475		1
Redeemed	(399)	(3,304)	–	(433,011)		(522)		(2,235)		(3,046)		(3,740)		(5,975)		–
Net Increase (Decrease)	$2,228	$929	$37	$(117,716)		$91		$(504)		$1,530	$	– $		2,276		$11
Shares:
Sold	192	164	3	13,702		31		100		261		181		441		1
Reinvested	6	172	–	10,497		18		41		99		113		199		–
Redeemed	(31)	(256)	–	(31,710)		(42)		(178)		(237)		(289)		(460)		–
Net Increase (Decrease)	167	80	3	(7,511)		7		(37)		123		5		180		1
Year Ended October 31, 2014(a)
Dollars:
Sold	$249	$3,462	$15	$82,991		$376		$895		$3,013		$3,705		$8,020		N/A
Reinvested	–	1,219	–	100,947		141		390		813		767		1,496		N/A
Redeemed	(32)	(3,805)	–	(205,532)		(773)		(2,927)		(4,334)		(2,967)		(9,528)		N/A
Net Increase (Decrease)	$217	$876	$15	$(21,594	) $	(256	) $	(1,642	) $	(508	) $	1,505		$(12)		N/A
Shares:
Sold	18	256	1	6,025		29		69		222		275		592		N/A
Reinvested	–	93	–	7,515		11		30		62		58		113		N/A
Redeemed	(2)	(281)	–	(14,942)		(60)		(223)		(323)		(218)		(707)		N/A
Net Increase (Decrease)	16	68	1	(1,402)		(20)		(124)		(39)		115		(2)		N/A

Distributions:
Year Ended October 31, 2015(b)
From net investment income	$(2)	$–	$–	$(4,343)	$	– $		– $		– $		– $		(24	) $	–
From net realized gain on
investments	(68)	(2,120)	(2)	(128,097)		(211)		(485)		(1,213)		(1,393)		(2,451)		(1)
Total Dividends and Distributions	$(70)	$(2,120)	$(2)	$(132,440)		$(211)		$(485)		$(1,213)		$(1,393	) $	(2,475	) $	(1)
Year Ended October 31, 2014(a)
From net investment income	$–	$–	$–	$(7,197)	$	– $		– $		(4)		$(17	) $	(53)		N/A
From net realized gain on
investments	–	(1,219)	–	(93,750)		(141)		(390)		(809)		(750)		(1,443)		N/A
Total Dividends and Distributions	$–	$(1,219)	$–	$(100,947)		$(141)		$(390)		$(813)		$(767	) $	(1,496)		N/A

(a)	Period from June 3, 2014, date operations commenced, through October 31, 2014 for Class A and Class P.
(b)	Period from November 25, 2014, date operations commenced, through October 31, 2015 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands										Tax-Exempt Bond Fund
										Year Ended	Year Ended
										October 31, 2015	October 31, 2014
Operations
Net investment income (loss)										$9,316	$9,195
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										299	(1,982)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(2,628)	14,045
			Net Increase (Decrease) in Net Assets Resulting from Operations							6,987	21,258

Dividends and Distributions to Shareholders
From net investment income										(9,623)	(8,811)
									Total Dividends and Distributions	(9,623)	(8,811)

Capital Share Transactions
Net increase (decrease) in capital share transactions										35,992	(10,599)
							Total Increase (Decrease) in Net Assets			33,356	1,848

Net Assets
Beginning of period										217,843	215,995
End of period (including undistributed net investment income as set forth below)										$251,199	$217,843
Undistributed (overdistributed) net investment income (loss)										$668	$1,030
	Class A	Class B(a)			Class C		Class P		Institutional
Capital Share Transactions:
Year Ended October 31, 2015(b),(c)
Dollars:
Sold	$49,882	$	– $		6,900		$9,906		$341
Reinvested	7,592		8		297		24		1
Redeemed	(35,976)		(715)		(2,210)		(58)		–
Net Increase (Decrease)	$21,498		$(707	) $	4,987		$9,872		$342
Shares:
Sold	6,772		–		936		1,357		47
Reinvested	1,029		1		40		3		–
Redeemed	(4,892)		(96)		(299)		(8)		–
Net Increase (Decrease)	2,909		(95)		677		1,352		47
Year Ended October 31, 2014
Dollars:
Sold	$15,214		$1		$2,856		N/A		N/A
Reinvested	7,042		25		250		N/A		N/A
Redeemed	(33,331)		(362)		(2,294)		N/A		N/A
Net Increase (Decrease)	$(11,075	) $	(336	) $	812		N/A		N/A
Shares:
Sold	2,106		–		397		N/A		N/A
Reinvested	974		3		34		N/A		N/A
Redeemed	(4,663)		(51)		(319)		N/A		N/A
Net Increase (Decrease)	(1,583)		(48)		112		N/A		N/A

Distributions:
Year Ended October 31, 2015(b),(c)
From net investment income	$(9,202	) $	(9	) $	(387	) $	(24	) $	(1)
From net realized gain on
investments	–		–		–		–		–
Total Dividends and Distributions	$(9,202	) $	(9	) $	(387	) $	(24	) $	(1)
Year Ended October 31, 2014
From net investment income	$(8,476	) $	(26	) $	(309)		N/A		N/A
From net realized gain on
investments	–		–		–		N/A		N/A
Total Dividends and Distributions	$(8,476	) $	(26	) $	(309)		N/A		N/A

(a)	Class B shares discontinued operations and converted to Class A shares on February 23, 2015.
(b)	Period from August 24, 2015, date operations commenced, through October 31, 2015 for Class P shares.
(c)	Period from May 18, 2015, date operations commenced, through October 31, 2015 for Institutional shares.

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A, Class C, and Class P shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the year. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective April 25, 2014, SmallCap Growth Fund I acquired all the assets and assumed all the liabilities of SmallCap Growth Fund II pursuant to a plan of acquisition approved by shareholders on April 18, 2014. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 19,785,000 shares from SmallCap Growth Fund II for 16,026,000 shares valued at $205,229,000 of SmallCap Growth Fund I at an approximate exchange rate of .80, .81, .81, .80, .81, .81, and .81 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of SmallCap Growth Fund II, with a fair value of approximately $205,017,000 and a cost of $174,133,000, were the primary assets acquired by SmallCap Growth Fund I. For financial reporting purposes, assets received and shares issued by SmallCap Growth Fund I were recorded at fair value; however, the cost basis of the investments received from SmallCap Growth Fund II was carried forward to align ongoing reporting of SmallCap Growth Fund I’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of SmallCap Growth Fund II and SmallCap Growth Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $205,511,000 ($589,000 of accumulated realized gains and $30,884,000 of unrealized appreciation), and $1,762,494,000, respectively. The aggregate net assets of SmallCap Growth Fund I immediately following the acquisition were $1,968,005,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2013, the beginning of the fiscal year for SmallCap Growth Fund I, SmallCap Growth Fund I’s pro forma results of operations for the year ended October 31, 2014, would have been $12,911,000 of net investment loss, $110,826,000 of net realized and unrealized gain on investments, and $97,915,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SmallCap Growth Fund I that have been included in the SmallCap Growth Fund I’s statement of operations since April 25, 2014.

Effective June 3, 2014, the initial purchases of $10,000 of Class A and Class P shares of International Fund I, MidCap Value Fund III, and SmallCap Value Fund II were made by the Manager.

Effective June 3, 2014, the initial purchases of $10,000 of Class P shares of LargeCap Growth Fund I, LargeCap Value Fund, and SmallCap Fund were made by the Manager.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

1. Organization (Continued)

Effective June 6, 2014, LargeCap Value Fund III acquired all the assets and assumed all the liabilities of LargeCap Value Fund I pursuant to a plan of acquisition approved by shareholders on May 30, 2014. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisitions were accomplished by a tax-free exchange of 29,485,000 shares from LargeCap Value Fund I for 13,021,000 shares valued at $199,883,000 of LargeCap Value Fund III at an approximate exchange rate of .44, .45, .45, .43, .44, and .45 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of LargeCap Value Fund I, with a fair value of approximately $190,949,000 and a cost of $155,028,000, were the primary assets acquired by LargeCap Value Fund III. For financial reporting purposes, assets received and shares issued by LargeCap Value Fund III were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Fund I was carried forward to align ongoing reporting of LargeCap Value Fund III’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Value Fund I and LargeCap Value Fund III immediately prior to the acquisition in accordance with U.S. GAAP were approximately $199,883,000 ($395,830,000 of accumulated realized gains and $35,921,000 of unrealized appreciation), and $2,702,377,000, respectively. The aggregate net assets of LargeCap Value Fund III immediately following the acquisition were $2,902,260,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2013, the beginning of the fiscal year for LargeCap Value Fund III, LargeCap Value Fund III’s pro forma results of operations for the year ended October 31, 2014, would have been $42,794,000 of net investment gain, $354,205,000 of net realized and unrealized gain on investments, and $396,999,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Fund III that have been included in LargeCap Value Fund III’s statement of operations since June 6, 2014.

Effective September 30, 2014, the initial purchases of $10,000 of Institutional shares of Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund were made by the Manager.

Effective November 25, 2014, the initial purchases of $10,000 of Class R-6 shares of Global Real Estate Securities Fund, Income Fund, LargeCap Growth Fund I, MidCap Value Fund III, SmallCap Growth Fund I, and SmallCap Value Fund II were made by the Manager.

Effective February 20, 2015, Bond & Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Core Plus Bond Fund I pursuant to a plan of acquisition approved by shareholders on February 13, 2015. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 8,899,000 shares from Core Plus Bond Fund I for 7,568,000 shares valued at $82,846,000 of Bond & Mortgage Securities Fund at an approximate exchange rate of .85, .84, .85, .85, .84, and .85 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of Core Plus Bond Fund I, with a fair value of approximately $82,437,000 were the primary assets acquired by Bond & Mortgage Securities Fund. For financial reporting purposes, assets received and shares issued by Bond & Mortgage Securities Fund were recorded at fair value. The aggregate net assets of Core Plus Bond Fund I and Bond & Mortgage Securities Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $82,846,000 and $4,229,384,000, respectively. The aggregate net assets of Bond & Mortgage Securities Fund immediately following the acquisition were $4,312,230,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2014, the beginning of the fiscal year for Bond & Mortgage Securities Fund, Bond & Mortgage Securities Fund’s pro forma results of operations for the year ended October 31, 2015, would have been $112,191,000 of net investment income, $54,712,000 of net realized and unrealized loss on investments, and $57,479,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Bond & Mortgage Securities Fund that have been included in Bond & Mortgage Securities Fund’s statement of operations since February 20, 2015.

Effective February 23, 2015, Class B shares discontinued operations and converted to Class A shares.

Effective February 27, 2015, the initial purchase of $10,000 of Institutional shares of California Municipal Fund was made by the Manager.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

1. Organization (Continued)

Effective April 24, 2015, Principal Capital Securities Fund acquired all the assets and assumed all the liabilities of LargeCap Blend Fund II pursuant to a plan of acquisition approved by shareholders on April 17, 2015. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 64,280,000 shares from LargeCap Blend Fund II for 8,398,000 shares valued at $508,620,000 of Principal Capital Appreciation Fund at an approximate exchange rate of .13 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares. The investment securities of LargeCap Blend Fund II, with a fair value of approximately $540,086,000 and a cost of $486,868,000, were the primary assets acquired by Principal Capital Appreciation Fund. For financial reporting purposes, assets received and shares issued by Principal Capital Appreciation Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Blend Fund II was carried forward to align ongoing reporting of Principal Capital Appreciation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of LargeCap Blend Fund II and Principal Capital Appreciation Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $508,620,000 ($5,882,000 of accumulated realized losses and $53,218,000 of unrealized appreciation), and $2,584,975,000, respectively. The aggregate net assets of Principal Capital Appreciation Fund immediately following the acquisition were $3,093,595,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitations.

Assuming the acquisition had been completed on November 1, 2014, the beginning of the fiscal year for Principal Capital Appreciation Fund, Principal Capital Appreciation Fund’s pro forma results of operations for the year ended October 31, 2015, would have been $38,239,000 of net investment income, $122,408,000 of net realized and unrealized gain on investments, and $160,647,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal Capital Appreciation Fund that have been included in Principal Capital Appreciation Fund’s statement of operations since April 24, 2015.

Effective May 18, 2015, the initial purchase of $10,000 of Institutional shares of Tax-Exempt Bond Fund was made by the Manager.

Effective August 24, 2015, the initial purchase of $10,000 of Class P shares of California Municipal Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio and Tax-Exempt Bond Fund were made by the Manager.

Effective August 24, 2015, the initial purchase of $10,000 of Class R-6 shares of Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund were made by the Manager.

Effective August 31, 2015, Bond & Mortgage Securities Fund changed its name to Core Plus Bond Fund.

Effective August 31, 2015, SmallCap Blend Fund changed its name to SmallCap Fund.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

2. Significant Accounting Policies (Continued)

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund values its securities, other than holdings of other publically traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publically traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

2. Significant Accounting Policies (Continued)

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Diversified		Global Real Estate		International
						International Fund I
International Fund		Securities Fund		Emerging Markets Fund
Euro	22.0%	British Pound Sterling	9.2%	Hong Kong Dollar	22.7%	Japanese Yen	25.8%
Japanese Yen	15.4	Euro	9.2	South Korean Won	17.7	Euro	16.0
British Pound Sterling	13.8	Japanese Yen	8.5	New Taiwan Dollar	15.3	Hong Kong Dollar	13.1
Canadian Dollar	10.5	Hong Kong Dollar	6.7	Indian Rupee	8.0	British Pound Sterling	11.7
Swiss Franc	7.0	Australian Dollar	5.2	Mexican Peso	7.0	New Taiwan Dollar	5.9
				South African Rand	6.4	Canadian Dollar	5.9

Overseas Fund
Euro	29.8%
British Pound Sterling	21.8
Japanese Yen	14.6
Swiss Franc	11.1

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Funds, Prinicpal LifeTime Hybrid Funds and SAM Portfolios bear directly, each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios will vary. Expenses included in the statements of operations of the Principal LifeTime Funds, Principal LifeTime Hybrid Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, redemptions-in-kind, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended October 31, 2015, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2012-2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be booked when both the amount is known and significant uncertainties regarding collectability are removed. The receivable amount is shown as dividends and interest receivable on the statements of assets and liabilities.

Gains realized upon the disposition of certain foreign securities held by the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At October 31, 2015, Diversified International Fund had no foreign tax refund receivable and had a deferred tax liability of $232,000 and International Emerging Markets Fund had a foreign tax refund receivable of $143,000 and had a deferred tax liability of $389,000 relating to foreign securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended October 31, 2015, Diversified International Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund II, LargeCap Value Fund, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, and SmallCap Value Fund II each borrowed from the Facility. Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, and SmallCap Value Fund II each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. During the year ended October 31, 2015, California Municipal Fund, Core Plus Bond Fund, Global Diversified Income Fund, International Emerging Markets Fund, Overseas Fund, and Principal Capital Appreciation Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

3. Operating Policies (Continued)

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of October 31, 2015, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Core Plus Bond Fund
Financial Derivative Instruments: Over the Counter Summary

	Counterparty
	Brown Brothers
	Harriman & Co.
Assets*
Foreign Currency Contracts	$198
Total OTC	$198

Liabilities*
Foreign Currency Contracts	$(52)
Total OTC	$(52)

Net Market Value of OTC Derivatives	$146
Collateral (Received)/Pledged	—
Net Exposure	$146

Fund: Global Diversified Income Fund
Financial Derivative Instruments: Over the Counter Summary

			Counterparty
							Standard
							Chartered
		Bank of New				JP Morgan	Bank – Hong
	Bank of America	York Mellon	Barclays	Credit Suisse	HSBC	Chase	Kong	Total
Assets*
Foreign Currency Contracts	$570	$7	$81	$—	$—	$8,221	$34	$8,913
Total OTC	$570	$7	$81	$—	$—	$8,221	$34	$8,913

Liabilities*
Credit Default Swaps	$—	$—	$—	$(4,100)	$—	$—	$—	$(4,100)
Foreign Currency Contracts	(282)	(22)	—	—	(4)	(2,583)	—	(2,891)
Total OTC	$(282)	$(22)	$—	$(4,100)	$(4)	$(2,583)	$—	$(6,991)

Net Market Value of OTC
Derivatives	$288	$(15)	$81	$(4,100)	$(4)	$5,638	$34	$1,922
Collateral (Received)/Pledged	(219)^	—	—	4,100 **	—	(5,440)^	—	(1,559)^
Net Exposure	$69	$(15)	$81	$—	$(4)	$198	$34	$363

Fund: High Yield Fund
Financial Derivative Instruments: Over the Counter Summary

Counterparty
Brown Brothers
Harriman & Co.
Assets*
Foreign Currency Contracts	$538
Collateral (Received)/Pledged	—
Net Exposure	$538

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

3. Operating Policies (Continued)

Fund: Inflation Protection Fund
Financial Derivative Instruments: Over the Counter Summary

					Counterparty
	Bank							JP
	of	Barclays	BNP		Deutsche	Goldman		Morgan	Morgan
	America	Bank PLC	Paribas	Citigroup	Bank AG	Sachs	HSBC	Chase	Stanley	UBS AG	Total
Assets*
Foreign Currency Contracts	$3	$871	$442	$460	$923	$616	$1,215	$479	$184	$466	$5,659
Purchased Interest Rate
Swaptions	—	130	—	—	125	—	—	—	—	—	255
Total OTC	$3	$1,001	$442	$460	$1,048	$616	$1,215	$479	$184	$466	$5,914

Liabilities*
Foreign Currency Contracts	$—	$(112)	$(47)	$(1,207)	$(828)	$(207)	$(405)	$(286)	$(49)	$(1,043)	$(4,184)
Interest Rate Swaps	—	(286)	—	—	—	—	—	—	—	—	(286)
Written Interest Rate
Swaptions	—	(2,999)	—	—	—	—	—	—	—	—	(2,999)
Total OTC	$—	$(3,397)	$(47)	$(1,207)	$(828)	$(207)	$(405)	$(286)	$(49)	$(1,043)	$(7,469)

Net Market Value of OTC
Derivatives	$3	$(2,396)	$395	$(747)	$220	$409	$810	$193	$135	$(577)	$(1,555)
Collateral (Received)/Pledged	—	2,396 **	—	—	—	—	—	—	—	—	2,396 **
Net Exposure	$3	$—	$395	$(747)	$220	$409	$810	$193	$135	$(577)	$841

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

**	The Fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
^	The counterparty has pledged cash or securities to the Fund as collateral in a segregated account which is not included in the assets of the Fund.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period Global Diversified Income Fund, and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the year ended October 31, 2015, were as follows:

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	131,192	$14,247
Options written	1,929,146	215,209
Options expired	(494,138)	(46,163)
Options closed	(1,332,916)	(162,346)
Options exercised	(43,932)	(6,926)
Balance at end of period	189,352	14,021

		Notional Amount
Inflation Protection Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	2,177	33,300	$1,029
Options written	784,196,202	264,920	14,391
Options expired	(88,507,680)	—	(1,438)
Options closed	(350,563,527)	(122,830)	(6,807)
Options exercised	(32,871,575)	—	(953)
Balance at end of period	312,255,597	175,390	6,222

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

3. Operating Policies (Continued)

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Funds receive income for lending their securities in the form of fees and by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent. Security lending income is shown in each fund's statement of operations. The Funds continue to earn income on the securities loaned. As of October 31, 2015, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
MidCap Growth Fund	$2,312	$2,365
SmallCap Growth Fund I	68,248	70,191
SmallCap S&P 600 Index Fund	35,018	36,069

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of October 31, 2015, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/(loss)
Core Plus Bond Fund	$20,700	$—
Global Diversified Income Fund	13,400	—
High Yield Fund	37,700	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

3. Operating Policies (Continued)

Short Sales. Global Diversified Income Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2015 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of October 31, 2015, counterparties had pledged collateral for swap agreements of $2,810,450 for High Yield Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds. Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, Real Estate Allocation Fund, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Principal Real Estate Investors, LLC (“Principal-REI”) is the Sub-Advisor to Real Estate Allocation Fund, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. PGI, Principal-REI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, Principal-REI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of October 31, 2015, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, Real Estate Allocation Fund, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and PVC Multi-Asset Income Account, owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage of		Total Percentage of
Fund	Outstanding Shares Owned	Fund	Outstanding Shares Owned
Core Plus Bond Fund	83.28%	LargeCap Value Fund	79.15%
Diversified International Fund	53.00	LargeCap Value Fund III	73.95
Equity Income Fund	38.86	MidCap Fund	9.02
Global Diversified Income Fund	11.94	MidCap Growth Fund III	52.54
Global Real Estate Securities Fund	44.00	MidCap S&P 400 Index Fund	19.80
Government & High Quality Bond Fund	57.13	MidCap Value Fund I	20.82
High Yield Fund	12.51	MidCap Value Fund III	68.12
High Yield Fund I	19.47	Overseas Fund	66.79
Income Fund	60.88	Principal Capital Appreciation Fund	28.26
Inflation Protection Fund	58.40	Short-Term Income Fund	44.59
International Emerging Markets Fund	50.17	SmallCap Growth Fund I	32.45
LargeCap Growth Fund	60.08	SmallCap S&P 600 Index Fund	20.29
LargeCap Growth Fund I	27.27	SmallCap Value Fund II	46.29
LargeCap S&P 500 Index Fund	50.96

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives October 31, 2015			Liability Derivatives October 31, 2015
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Core Plus Bond Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$14
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$198	Payables	$52
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$118*	Payables, Net Assets Consist of Net unrealized	$235	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	316		$301
Global Diversified Income Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$4,100
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$19,948
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$8,913	Payables	$2,891
		Total$	8,913		$26,939
High Yield Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$287	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$538	Payables	$—
		Total$	825		$—
Inflation Protection Fund
Foreign exchange contracts	Receivables		$7,976	Payables	$5,742
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,530*	Payables, Net Assets Consist of Net unrealized	$5,919	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	9,506		$11,661
International Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,003*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$12,366*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$594*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$4,752*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$4,207*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,199*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap S&P 400 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$161*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,076*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
MidCap Value Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$1,503*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Overseas Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3,232*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

3. Operating Policies (Continued)

	Asset Derivatives October 31, 2015		Liability Derivatives October 31, 2015
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
SmallCap Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$13*	Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$904*	Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap S&P 600 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$198*	Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$1,341*	Payables, Net Assets Consist of Net unrealized	$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Core Plus Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(4,193)	$1,545
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$(98)	$—
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$1,753	$(114)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$444	$612
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(2,094)	$2,043
Global Diversified Income Fund
Credit contracts	Net realized gain (loss) from Swap	$4,665	$(1.721)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Options and	$(10,315)	$44,593
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$39,887	$(1,266)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Swap	$531	$—
	agreements
	Total	$34,768	$41,606
High Yield Fund
Credit contracts	Net realized gain (loss) from Swap	$1,688	$(17)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$6,966	$(1,172)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$8,654	$(1,189)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$7,444	$(122)
	transactions, Foreign currency transactions,
	and Options and swaptions/Change in
	unrealized appreciation/(depreciation) of
	Investments, Options and swaptions, and
	Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(10,349)	$(391)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(2,905)	$(513)
International Fund I
Equity contracts	Net realized gain (loss) from Futures	$(485)	$810
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$(5,510)	$7,732
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures	$3,414	$(577)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$614	$2,229
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$(415)	$(452)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$4,494	$1,351
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures	$1,361	$(1,152)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap S&P 400 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$1,277	$(365)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures	$(58)	$(2,653)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures	$107	$787
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Overseas Fund
Equity contracts	Net realized gain (loss) from Futures	$(4,146)	$3,693
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
SmallCap Fund
Equity contracts	Net realized gain (loss) from Futures	$496	$(240)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$828	$(2,635)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap S&P 600 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$1,220	$(1,044)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures	$3,031	$(1,815)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the year ended October 31, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchase/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 as of October 31, 2015 due to lack of exchange traded valuation data; however observable market inputs were available to support these valuations:

Global Diversified Income Fund	$6,812,481
High Yield Fund	50
High Yield Fund I	3,280,806
SmallCap Value Fund II	433,497

Below are transfers from Level 2 to Level 1 as of October 31, 2015 due to the resumption of trading for previous thinly traded securities:

Global Diversified Income Fund	$10,592,677
SmallCap Value Fund II	504,624

The following is a summary of the inputs used as of October 31, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Municipal Bonds*	$—	$225,917	$—	$225,917
Total investments in securities $	—	$225,917	$—	$225,917

Core Plus Bond Fund
Bonds*	$—	$2,731,541	$15,417	$2,746,958
Convertible Bonds*	—	1,325	—	1,325
Investment Companies*	31,460	—	—	31,460
Preferred Stocks
Communications	1,330	—	—	1,330
Financial	14,557	4,414	—	18,971
Utilities	1,811	—	—	1,811
Senior Floating Rate Interests*	—	137,855	—	137,855
U.S. Government & Government Agency Obligations*	—	1,503,557	—	1,503,557
Total investments in securities $	49,158	$4,378,692	$15,417	$4,443,267
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$198	$—	$198
Interest Rate Contracts**
Futures	$118	$—	$—	$118
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(14)	$—	$(14)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(52)	$—	$(52)
Interest Rate Contracts**
Futures	$(235)	$—	$—	$(235)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$—	$165,098	$—	$165,098
Communications		18,451	697,913	—	716,364
Consumer, Cyclical		254,212	833,885	—	1,088,097
Consumer, Non-cyclical		146,227	968,529	—	1,114,756
Energy		152,374	162,228	—	314,602
Financial		332,675	1,171,036	—	1,503,711
Industrial		93,956	555,964	—	649,920
Technology		—	316,079	—	316,079
Utilities		—	167,923	—	167,923
Investment Companies*		67,488	—	—	67,488
Preferred Stocks
Basic Materials		—	12,679	—	12,679
	Total investments in securities $	1,065,383	$5,051,334	$—	$6,116,717

Equity Income Fund
Common Stocks*		$5,371,453	$—	$—	$5,371,453
Investment Companies*		106,450	—	—	106,450
	Total investments in securities $	5,477,903	$—	$—	$5,477,903

Global Diversified Income Fund
Bonds*		$—	$7,312,519	$46,628	$7,359,147
Common Stocks
Basic Materials		8,346	16,904	—	25,250
Communications		132,689	60,367	10	193,066
Consumer, Cyclical		17,278	45,692	—	62,970
Consumer, Non-cyclical		117,018	93,976	—	210,994
Diversified		—	7,592	—	7,592
Energy		512,301	12,172	—	524,473
Financial		418,288	313,020	—	731,308
Government		553	—	—	553
Industrial		50,475	43,915	—	94,390
Technology		34,722	1,527	—	36,249
Utilities		343,758	110,894	—	454,652
Convertible Bonds*		—	4,136	—	4,136
Convertible Preferred Stocks
Financial		4,639	—	—	4,639
Credit Linked Structured Notes*		—	4,774	2,903	7,677
Investment Companies*		437,905	—	—	437,905
Preferred Stocks
Communications		19,553	14,696	—	34,249
Consumer, Non-cyclical		—	1,017	—	1,017
Financial		153,928	22,705	—	176,633
Industrial		17,480	167	—	17,647
Utilities		15,315	—	—	15,315
Senior Floating Rate Interests*		—	807,734	8,617	816,351
	Total investments in securities $	2,284,248	$8,873,807	$58,158	$11,216,213
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$8,913	$—	$8,913
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(4,100)	$—	$(4,100)
Equity Contracts**
Options		$(19,948)	$—	$—	$(19,948)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(2,891)	$—	$(2,891)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$—	$45,645	$—	$45,645
Diversified		—	29,418	—	29,418
Financial		1,649,383	1,154,707	—	2,804,090
Investment Companies*		48,442	—	—	48,442
	Total investments in securities $	1,697,825	$1,229,770	$—	$2,927,595

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Government & High Quality Bond Fund
Bonds*	$—	$480,985	$—	$480,985
Investment Companies*	49,367	—	—	49,367
U.S. Government & Government Agency Obligations*	—	1,042,058	—	1,042,058
Total investments in securities $	49,367	$1,523,043	$—	$1,572,410

High Yield Fund
Bonds*	$—	$2,994,541	$—	$2,994,541
Common Stocks
Consumer, Non-cyclical	—	—	488	488
Energy	—	—	—	—
Technology	—	—	—	—
Convertible Bonds*	—	19,987	—	19,987
Investment Companies*	238,693	—	—	238,693
Preferred Stocks
Financial	—	12,520	—	12,520
Senior Floating Rate Interests*	—	237,659	—	237,659
U.S. Government & Government Agency Obligations*	—	74,764	—	74,764
Total investments in securities $	238,693	$3,339,471	$488	$3,578,652
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$287	$—	$287
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$538	$—	$538

High Yield Fund I
Bonds*	$—	$776,378	$235	$776,613
Common Stocks
Communications	547	—	—	547
Consumer, Cyclical	—	21	—	21
Industrial	—	—	—	—
Utilities	292	—	173	465
Convertible Bonds*	—	221	639	860
Investment Companies*	29,883	—	—	29,883
Preferred Stocks
Financial	—	3,073	—	3,073
Industrial	—	—	—	—
Senior Floating Rate Interests*	—	53,599	—	53,599
Total investments in securities $	30,722	$833,292	$1,047	$865,061

Income Fund
Bonds*	$—	$1,913,161	$14,471	$1,927,632
Common Stocks
Financial	—	—	5	5
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds*	—	9,222	—	9,222
Investment Companies*	130,754	—	—	130,754
Senior Floating Rate Interests*	—	7,576	—	7,576
U.S. Government & Government Agency Obligations*	—	1,050,262	—	1,050,262
Total investments in securities $	130,754	$2,980,221	$14,476	$3,125,451

Inflation Protection Fund
Bonds*	$—	$82,247	$168	$82,415
Investment Companies*	33,888	—	—	33,888
U.S. Government & Government Agency Obligations*	—	1,522,926	—	1,522,926
Purchased Interest Rate Swaptions	—	255	—	255
Purchased Capped Options	—	—	—	—
Purchased Options	474	2,317	—	2,791
Total investments in securities $	34,362	$1,607,745	$168	$1,642,275
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$5,659	$—	$5,659
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$233	$—	$233
Futures	568	—	—	568

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund (Continued)
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(4,184)	$—	$(4,184)
Written Options	—	(1,558)	—	(1,558)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(778)	$—	$(778)
Futures	(1,738)	—	—	(1,738)
Interest Rate Swaps	—	(286)	—	(286)
Interest Rate Swaptions	—	(2,999)	—	(2,999)
Options	(118)	—	—	(118)

International Emerging Markets Fund
Common Stocks
Basic Materials	$4,811	$38,887	$—	$43,698
Communications	33,620	135,058	—	168,678
Consumer, Cyclical	16,334	138,506	—	154,840
Consumer, Non-cyclical	54,663	60,762	—	115,425
Diversified	—	14,836	—	14,836
Energy	29,510	57,161	—	86,671
Financial	33,424	237,229	—	270,653
Industrial	33,765	80,102	—	113,867
Technology	19,341	115,830	—	135,171
Utilities	—	57,060	—	57,060
Investment Companies*	10,672	—	—	10,672
Preferred Stocks
Communications	—	690	—	690
Financial	—	11,218	—	11,218
Total investments in securities $	236,140	$947,339	$—	$1,183,479

International Fund I
Common Stocks
Basic Materials	$—	$24,791	$—	$24,791
Communications	—	16,129	—	16,129
Consumer, Cyclical	14,710	77,036	—	91,746
Consumer, Non-cyclical	7,821	38,893	—	46,714
Financial	971	68,532	—	69,503
Industrial	2,267	49,731	—	51,998
Technology	22,732	35,092	—	57,824
Utilities	—	6,524	—	6,524
Investment Companies*	13,480	—	—	13,480
Total investments in securities $	61,981	$316,728	$—	$378,709
Assets
Equity Contracts**
Futures	$1,003	$—	$—	$1,003

LargeCap Growth Fund
Common Stocks*	$2,815,042	$—	$—	$2,815,042
Investment Companies*	64,289	—	—	64,289
Total investments in securities $	2,879,331	$—	$—	$2,879,331

LargeCap Growth Fund I
Common Stocks
Basic Materials	$127,818	$—	$—	$127,818
Communications	1,434,974	—	1,694	1,436,668
Consumer, Cyclical	967,198	—	—	967,198
Consumer, Non-cyclical	2,051,597	—	—	2,051,597
Diversified	78	—	—	78
Energy	101,722	—	—	101,722
Financial	642,342	—	—	642,342
Industrial	673,551	—	—	673,551
Technology	1,079,958	—	—	1,079,958
Utilities	371	—	—	371
Convertible Preferred Stocks
Communications	—	2,733	25,477	28,210
Investment Companies*	245,347	—	—	245,347
Preferred Stocks
Communications	—	—	4,970	4,970
Total investments in securities $	7,324,956	$2,733	$32,141	$7,359,830
Assets
Equity Contracts**
Futures	$12,366	$—	$—	$12,366

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund II
Common Stocks*		$620,474	$—	$—	$620,474
Investment Companies*		19,974	—	—	19,974
	Total investments in securities $	640,448	$—	$—	$640,448
Assets
Equity Contracts**
Futures		$594	$—	$—	$594

LargeCap S&P 500 Index Fund
Common Stocks*		$4,823,917	$—	$—	$4,823,917
Investment Companies*		88,906	—	—	88,906
	Total investments in securities $	4,912,823	$—	$—	$4,912,823
Assets
Equity Contracts**
Futures		$4,752	$—	$—	$4,752

LargeCap Value Fund
Common Stocks*		$2,470,123	$—	$—	$2,470,123
Investment Companies*		15,720	—	—	15,720
	Total investments in securities $	2,485,843	$—	$—	$2,485,843

LargeCap Value Fund III
Common Stocks*		$1,833,855	$—	$—	$1,833,855
Investment Companies*		66,102	—	—	66,102
	Total investments in securities $	1,899,957	$—	$—	$1,899,957
Assets
Equity Contracts**
Futures		$4,207	$—	$—	$4,207

MidCap Fund
Common Stocks*		$11,124,326	$—	$—	$11,124,326
Investment Companies*		9,363	—	—	9,363
	Total investments in securities $	11,133,689	$—	$—	$11,133,689

MidCap Growth Fund
Common Stocks*		$138,520	$—	$—	$138,520
Investment Companies*		7,250	—	—	7,250
	Total investments in securities $	145,770	$—	$—	$145,770

MidCap Growth Fund III
Common Stocks*		$1,323,399	$—	$—	$1,323,399
Investment Companies*		65,259	—	—	65,259
	Total investments in securities $	1,388,658	$—	$—	$1,388,658
Assets
Equity Contracts**
Futures		$2,199	$—	$—	$2,199

MidCap S&P 400 Index Fund
Common Stocks*		$1,168,305	$—	$—	$1,168,305
Investment Companies*		40,913	—	—	40,913
	Total investments in securities $	1,209,218	$—	$—	$1,209,218
Assets
Equity Contracts**
Futures		$161	$—	$—	$161

MidCap Value Fund I
Common Stocks*		$1,679,321	$—	$—	$1,679,321
Investment Companies*		66,880	—	—	66,880
	Total investments in securities $	1,746,201	$—	$—	$1,746,201
Assets
Equity Contracts**
Futures		$1,076	$—	$—	$1,076

MidCap Value Fund III
Common Stocks*		$996,297	$—	$—	$996,297
Investment Companies*		57,620	—	—	57,620
	Total investments in securities $	1,053,917	$—	$—	$1,053,917
Assets
Equity Contracts**
Futures		$1,503	$—	$—	$1,503

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Money Market Fund
Bonds*		$—	$102,338	$—	$102,338
Certificate of Deposit*		—	28,500	—	28,500
Commercial Paper*		—	698,520	—	698,520
Investment Companies*		51,270	—	—	51,270
Municipal Bonds*		—	52,602	—	52,602
Repurchase Agreements*		—	70,200	—	70,200
	Total investments in securities $	51,270	$952,160	$—	$1,003,430

Overseas Fund
Common Stocks
Basic Materials		$—	$157,548	$—	$157,548
Communications		—	179,143	—	179,143
Consumer, Cyclical		7,563	214,587	—	222,150
Consumer, Non-cyclical		35,756	489,804	—	525,560
Diversified		—	13,810	—	13,810
Energy		19,608	143,383	—	162,991
Financial		—	652,493	—	652,493
Industrial		28,497	385,483	—	413,980
Technology		—	74,114	—	74,114
Utilities		—	118,969	—	118,969
Investment Companies*		92,552	—	—	92,552
Preferred Stocks
Consumer, Cyclical		—	29,490	—	29,490
	Total investments in securities $	183,976	$2,458,824	$—	$2,642,800
Assets
Equity Contracts**
Futures		$3,232	$—	$—	$3,232

Principal Capital Appreciation Fund
Common Stocks*		$2,598,528	$—	$—	$2,598,528
Investment Companies*		49,197	—	—	49,197
	Total investments in securities $	2,647,725	$—	$—	$2,647,725

Principal LifeTime 2010 Fund
Investment Companies*		$1,380,620	$—	$—	$1,380,620
	Total investments in securities $	1,380,620	$—	$—	$1,380,620

Principal LifeTime 2015 Fund
Investment Companies*		$831,959	$—	$—	$831,959
	Total investments in securities $	831,959	$—	$—	$831,959

Principal LifeTime 2020 Fund
Investment Companies*		$6,242,851	$—	$—	$6,242,851
	Total investments in securities $	6,242,851	$—	$—	$6,242,851

Principal LifeTime 2025 Fund
Investment Companies*		$1,557,122	$—	$—	$1,557,122
	Total investments in securities $	1,557,122	$—	$—	$1,557,122

Principal LifeTime 2030 Fund
Investment Companies*		$6,696,258	$—	$—	$6,696,258
	Total investments in securities $	6,696,258	$—	$—	$6,696,258

Principal LifeTime 2035 Fund
Investment Companies*		$1,198,777	$—	$—	$1,198,777
	Total investments in securities $	1,198,777	$—	$—	$1,198,777

Principal LifeTime 2040 Fund
Investment Companies*		$4,412,323	$—	$—	$4,412,323
	Total investments in securities $	4,412,323	$—	$—	$4,412,323

Principal LifeTime 2045 Fund
Investment Companies*		$745,920	$—	$—	$745,920
	Total investments in securities $	745,920	$—	$—	$745,920

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2050 Fund
Investment Companies*		$2,277,437	$—	$—	$2,277,437
	Total investments in securities $	2,277,437	$—	$—	$2,277,437

Principal LifeTime 2055 Fund
Investment Companies*		$222,428	$—	$—	$222,428
	Total investments in securities $	222,428	$—	$—	$222,428

Principal LifeTime 2060 Fund
Investment Companies*		$107,428	$—	$—	$107,428
	Total investments in securities $	107,428	$—	$—	$107,428

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$7,702	$—	$—	$7,702
	Total investments in securities $	7,702	$—	$—	$7,702

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$23,452	$—	$—	$23,452
	Total investments in securities $	23,452	$—	$—	$23,452

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$2,722	$—	$—	$2,722
	Total investments in securities $	2,722	$—	$—	$2,722

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$25,123	$—	$—	$25,123
	Total investments in securities $	25,123	$—	$—	$25,123

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$3,231	$—	$—	$3,231
	Total investments in securities $	3,231	$—	$—	$3,231

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$13,507	$—	$—	$13,507
	Total investments in securities $	13,507	$—	$—	$13,507

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$1,909	$—	$—	$1,909
	Total investments in securities $	1,909	$—	$—	$1,909

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$7,552	$—	$—	$7,552
	Total investments in securities $	7,552	$—	$—	$7,552

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$363	$—	$—	$363
	Total investments in securities $	363	$—	$—	$363

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$140	$—	$—	$140
	Total investments in securities $	140	$—	$—	$140

Principal LifeTime Hybrid Income Fund
Investment Companies*		$2,814	$—	$—	$2,814
	Total investments in securities $	2,814	$—	$—	$2,814

Principal LifeTime Strategic Income Fund
Investment Companies*		$720,081	$—	$—	$720,081
	Total investments in securities $	720,081	$—	$—	$720,081

Real Estate Securities Fund
Common Stocks*		$2,309,231	$—	$—	$2,309,231
Investment Companies*		59,842	—	—	59,842
	Total investments in securities $	2,369,073	$—	$—	$2,369,073

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Balanced Portfolio
Investment Companies*		$4,867,236	$—	$—	$4,867,236
	Total investments in securities $	4,867,236	$—	$—	$4,867,236

SAM Conservative Balanced Portfolio
Investment Companies*		$1,678,343	$—	$—	$1,678,343
	Total investments in securities $	1,678,343	$—	$—	$1,678,343

SAM Conservative Growth Portfolio
Investment Companies*		$3,186,817	$—	$—	$3,186,817
	Total investments in securities $	3,186,817	$—	$—	$3,186,817

SAM Flexible Income Portfolio
Investment Companies*		$2,256,913	$—	$—	$2,256,913
	Total investments in securities $	2,256,913	$—	$—	$2,256,913

SAM Strategic Growth Portfolio
Investment Companies*		$1,933,739	$—	$—	$1,933,739
	Total investments in securities $	1,933,739	$—	$—	$1,933,739

Short-Term Income Fund
Bonds*		$—	$2,800,123	$10,752	$2,810,875
Investment Companies*		4,786	—	—	4,786
U.S. Government & Government Agency Obligations*		—	1,327	—	1,327
	Total investments in securities $	4,786	$2,801,450	$10,752	$2,816,988

SmallCap Fund
Common Stocks
Communications		$29,318	$—	$—	$29,318
Consumer, Cyclical		94,778	—	—	94,778
Consumer, Non-cyclical		128,582	61	—	128,643
Energy		18,701	—	—	18,701
Financial		156,391	—	—	156,391
Industrial		56,521	—	—	56,521
Technology		73,393	—	—	73,393
Utilities		18,374	—	—	18,374
Investment Companies*		14,949	—	—	14,949
	Total investments in securities $	591,007	$61	$—	$591,068
Assets
Equity Contracts**
Futures		$13	$—	$—	$13

SmallCap Growth Fund I
Common Stocks
Basic Materials		$14,869	$—	$—	$14,869
Communications		106,993	15	—	107,008
Consumer, Cyclical		210,221	—	—	210,221
Consumer, Non-cyclical		485,721	14	—	485,735
Diversified		61	—	—	61
Energy		20,061	—	—	20,061
Financial		141,355	8	—	141,363
Industrial		195,626	—	—	195,626
Technology		371,498	—	—	371,498
Utilities		138	—	—	138
Investment Companies*		153,207	—	—	153,207
	Total investments in securities $	1,699,750	$37	$—	$1,699,787
Assets
Equity Contracts**
Futures		$904	$—	$—	$904

SmallCap S&P 600 Index Fund
Common Stocks*		$1,104,683	$—	$—	$1,104,683
Investment Companies*		56,292	—	—	56,292
	Total investments in securities $	1,160,975	$—	$—	$1,160,975
Assets
Equity Contracts**
Futures		$198	$—	$—	$198

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Fund II
Common Stocks
Basic Materials		$31,936	$—	$—	$31,936
Communications		35,604	187	—	35,791
Consumer, Cyclical		159,660	60	—	159,720
Consumer, Non-cyclical		230,333	1	—	230,334
Diversified		472	—	—	472
Energy		52,043	—	—	52,043
Financial		368,860	211	—	369,071
Government		190	—	—	190
Industrial		170,647	43	—	170,690
Technology		122,358	121	—	122,479
Utilities		55,027	—	—	55,027
Investment Companies*		90,837	—	—	90,837
	Total investments in securities $	1,317,967	$623	$—	$1,318,590
Assets
Equity Contracts**
Futures		$1,341	$—	$—	$1,341

Tax-Exempt Bond Fund
Bonds*		$—	$1,528	$—	$1,528
Municipal Bonds*		—	252,941	—	252,941
	Total investments in securities $	—	$254,469	$—	$254,469

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Fund	Asset Type	October 31, 2015	Valuation Technique	Unobservable input	Input Values(s)

			Indicative Market
High Yield Fund I	Bonds	$3	Quotations	Broker Quote	$0.13
	Bonds	232	Benchmark Pricing	Base Price	16.60 – 82.40
	Common Stocks	173	Benchmark Pricing	Base Price	0.00 – 25.25
	Convertible Bonds	639	Benchmark Pricing	Base Price	0.00 – 198.00
		1,047

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

4. Fair Valuation (Continued)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
	Value Realized and Change				Proceeds	Transfers			Value	Appreciation/(Depreciation)
	October 31,	Gain/	in Unrealized		from	into Level		Transfers Out of	October 31,	on Investments Held at
Fund	2014	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2015	October 31, 2015

Government & High Quality Bond Fund
Bonds	$19,838	$46	$41	$—	$(8,600)	$—		$(11,325)	$—	$—
Total	$19,838	$46	$41	$—	$(8,600)	$—		$(11,325)	$—	$—

High Yield Fund I
Bonds	$9,676	$(22)	$(16)	$1	$(7)	$—		$(9,397)	$235	$(11)
Common Stocks
Basic Materials	1,273	(21)	49	—	(1,301)	—		—	—	—
Financial	248	80	(212)	—	(116)	—		—	—	—
Industrial	11	—	—	—	—	—		(11)	—	—
Utilities	—	—	137	36	—	—		—	173	—
Convertible Bonds	614	—	(32)	57	—	—		—	639	128
Total $ 11,822		$37	$(74)	$94	$(1,424)	$—		$(9,408)	$1,047	$117

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted

2. Securities that have certain restrictions on trading

3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by each of the Principal LifeTime Funds is .03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by each of the Principal LifeTime Hybrid Funds is .01% of each of the Principal LifeTime Hybrid Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets, .25% of the next $9 billion of aggregate net assets, and .20% of aggregate net assets over $14 billion. The annual rates used in this calculation for each of the other Funds are as follows:

		Net Assets of Funds					Net Assets of Fund (in billions)
							First $1	Over $1
	First	Next	Next	Over	California Municipal Fund		.45%		.40%
	$500	$500	$500	$1.5
	million	million	million	billion
Inflation Protection Fund	.40%	.38%	.36%	.35%
MidCap Growth Fund	.65	.63	.61	.60
MidCap Growth Fund III	1.00	.96	.94	.92
MidCap Value Fund III	.65	.63	.61	.60
SmallCap Fund	.75	.73	.71	.70
Tax-Exempt Bond Fund	.45	.43	.41	.40

			Net Assets of Funds
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Over $3
	million	million	million	million	billion	billion
Core Plus Bond Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
Global Real Estate Securities Fund	.90	.88	.86	.85	.84	.83
High Yield Fund I	.65	.63	.61	.60	.59	.58
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
International Fund I	.90	.88	.86	.85	.84	.83
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
LargeCap Growth Fund II	.89	.87	.85	.84	.83	.82
LargeCap Value Fund	.45	.43	.41	.40	.39	.38
LargeCap Value Fund III	.80	.78	.76	.75	.73	.70
MidCap Fund	.65	.63	.61	.60	.59	.58
MidCap Value Fund I	1.00	.98	.96	.95	.94	.93
Money Market Fund	.40	.39	.38	.37	.36	.35
Overseas Fund	1.10	1.08	1.06	1.05	1.04	1.03
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78
SmallCap Growth Fund I	1.10	1.08	1.06	1.05	1.04	1.03
SmallCap Value Fund II	1.00	.98	.96	.95	.94	.93

	Net Assets of Fund (in millions)						Net Assets of Fund (in billions)
	First $250	Over $250					First $2	Next $1	Over $3
High Yield Fund	.625%	.50%				Income Fund	.50%	.44%	.43%

	Net Assets of Fund (in millions)							Net Assets of Fund
	First	Next	Over				First	Next	Over
	$200	$300	$500				$500 million	$500 million	$1 billion
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund			.625%	.50%	.375%

	Net Assets of Fund (in billions)			Net Assets of Fund (in millions)
	First $2	Over $2		First $250	Next $250	Over $500
Government & High Quality Bond Fund	.50%	.45%	Equity Income Fund	.60%	.55%	.50%

		NOTES TO FINANCIAL STATEMENTS
			PRINCIPAL FUNDS, INC.
			October 31, 2015
5. Management Agreement and Transactions with Affiliates (Continued)

		Net Assets of Fund
	First	Next	Next	Next	Over
	$500 million	$500 million	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

		All Net Assets
LargeCap S&P 500 Index Fund		.15%
MidCap S&P 400 Index Fund		.15
SmallCap S&P 600 Index Fund		.15

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2014 through October 31, 2015
	Class A		Class C	Class J	Class P	Institutional		Expiration
California Municipal Fund	N/A		N/A	N/A	N/A	.60	%*	February 29, 2016
Core Plus Bond Fund	.88%		1.75%	N/A	N/A	N/A		February 29, 2016
Diversified International Fund	N/A		2.08	N/A	N/A	N/A		February 29, 2016
Global Real Estate Securities Fund	1.45	**	2.20	N/A	N/A	1.00	**	February 29, 2016
Government & High Quality Bond Fund	.88		1.63	1.00%**	N/A	N/A		February 29, 2016
High Yield Fund	N/A		N/A	N/A	N/A	.61		February 28, 2015
High Yield Fund I	1.05		N/A	N/A	N/A	N/A		February 29, 2016
Income Fund	N/A		N/A	1.10	N/A	N/A		February 28, 2015
Inflation Protection Fund	.90		1.65	1.15	N/A	N/A		February 29, 2016
International Emerging Markets Fund	1.75		2.80	N/A	N/A	N/A		February 29, 2016
International Fund I	1.45		N/A	N/A	N/A	1.00		February 29, 2016
LargeCap Growth Fund I	1.25		N/A	N/A	N/A	N/A		February 29, 2016
LargeCap S&P 500 Index Fund	N/A		1.30	N/A	N/A	N/A		February 29, 2016
LargeCap Value Fund	N/A		1.70	N/A	N/A	N/A		February 29, 2016
MidCap Growth Fund	N/A		N/A	N/A	N/A	.75		February 29, 2016
MidCap S&P 400 Index Fund	N/A		N/A	N/A	N/A	.25		February 29, 2016
MidCap Value Fund III	1.30		N/A	N/A	N/A	.736	**	February 29, 2016
Money Market Fund	N/A		1.79	N/A	N/A	N/A		February 29, 2016
Principal Capital Appreciation Fund	N/A		1.82	N/A	N/A	N/A		February 28, 2015
Principal LifeTime 2010 Fund	.41		N/A	N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2020 Fund	.41		N/A	N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2030 Fund	.41		N/A	N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2040 Fund	.41		N/A	N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2050 Fund	.41		N/A	N/A	N/A	N/A		February 29, 2016
Principal LifeTime 2055 Fund	N/A		N/A	N/A	N/A	.13		February 28, 2015
Principal LifeTime 2060 Fund	N/A		N/A	.41	N/A	.13		February 29, 2016
Principal LifeTime Hybrid 2015 Fund	N/A		N/A	N/A	N/A	.06		February 29, 2016
Principal LifeTime Hybrid 2020 Fund	N/A		N/A	N/A	N/A	.06		February 29, 2016
Principal LifeTime Hybrid 2025 Fund	N/A		N/A	N/A	N/A	.06		February 29, 2016
Principal LifeTime Hybrid 2030 Fund	N/A		N/A	N/A	N/A	.06		February 29, 2016
Principal LifeTime Hybrid 2035 Fund	N/A		N/A	N/A	N/A	.06		February 29, 2016

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
October 31, 2015

5. Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class C	Class J		Class P		Institutional		Expiration
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	N/A		N/A		.06%		February 29, 2016
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	N/A		N/A		.06		February 29, 2016
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	N/A		N/A		.06		February 29, 2016
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	N/A		N/A		.06		February 29, 2016
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	N/A		N/A		.06		February 29, 2016
Principal LifeTime Hybrid Income Fund	N/A	N/A	N/A		N/A		.06		February 29, 2016
Principal LifeTime Strategic Income Fund	.41	N/A	N/A		N/A		N/A		February 29, 2016
Real Estate Securities Fund	N/A	2.20%	N/A		N/A		N/A		February 29, 2016
SAM Conservative Balanced Portfolio	.63%	1.38	.63%		N/A		N/A		February 29, 2016
SAM Conservative Growth Portfolio	N/A	N/A	N/A		.42	^	N/A		February 28, 2017
SmallCap Fund	1.35	2.08	N/A		N/A		.80%		February 29, 2016
SmallCap Growth Fund I	N/A	N/A	1.50		N/A		1.02		February 29, 2016
SmallCap S&P 600 Index Fund	N/A	N/A	N/A		N/A		.25		February 28, 2015
SmallCap Value Fund II	1.45	N/A	N/A		N/A		N/A		February 29, 2016
Tax-Exempt Bond Fund	N/A	1.60	N/A		N/A		.60	***	February 28, 2017
* Period from February 27, 2015 to October 31, 2015.
**Expired February 28, 2015.
*** Period from May 18, 2015 to October 31, 2015.
^Period from August 24, 2015 to October 31, 2015.

		Period from November 1, 2014 through October 31, 2015
	R-1	R-2	R-3	R-4	R-5		R-6		Expiration
Global Real Estate Securities Fund	N/A	N/A	N/A	N/A	N/A		.94	%^	February 29, 2016
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%		N/A		February 29, 2016
Income Fund	N/A	N/A	N/A	N/A	N/A		.55	^	February 29, 2016
LargeCap Growth Fund I	N/A	N/A	N/A	N/A	N/A		.65	^	February 29, 2016
MidCap Value Fund III	N/A	N/A	N/A	N/A	N/A		.69	^	February 29, 2016
Principal LifeTime 2055 Fund	.96	.83	.65	.46	.34		N/A		February 29, 2016
Principal LifeTime 2060 Fund	.96	.83	.65	.46	.34		N/A		February 29, 2016
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Principal LifeTime Hybrid Income Fund	N/A	N/A	N/A	N/A	N/A		.03	^^	February 28, 2017
Short-Term Income Fund	1.30	1.18	.99	.79	.68		N/A		February 29, 2016
SmallCap Growth Fund I	1.88	1.75	1.57	1.38	1.26		1.06	^	February 29, 2016
SmallCap Value Fund II	N/A	N/A	N/A	N/A	N/A		1.01	^	February 29, 2016

^Period from November 25, 2014 to October 31, 2015.

^^Period from August 24, 2015 to October 31, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 28, 2017. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

LargeCap Growth Fund I	.016%		MidCap Value Fund III	.014
LargeCap Growth Fund II	.044	*	Overseas Fund	.030
LargeCap Value Fund III	.012		SmallCap Growth Fund I	.072
MidCap Growth Fund III	.022		SmallCap Value Fund II	.024
MidCap Value Fund I	.060

* Prior to March 1, 2015, the expense limit was .014%.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distributions fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses, through the period ending February 28, 2017. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of California Municipal Bond Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Value Fund, MidCap Fund, MidCap Value Fund III, Principal Capital Appreciation Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund, respectively.

The Manager had voluntarily agreed to limit certain of the Fund’s expenses attributable to Class J shares of Core Plus Fund and Short-Term Income Fund by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The expense limits maintained a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .99% and 1.00%, respectively. The expense limits expired February 28, 2015.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

5. Management Agreement and Transactions with Affiliates (Continued)

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .15% for Class J shares. The voluntary expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed 0% for Class C shares and Class J Shares. The voluntary expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retain sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the year ended October 31, 2015, were as follows (in thousands):

	Class A	Class C	Class J
California Municipal Fund	$48	$4	$N/A
Core Plus Bond Fund	43	–	6
Diversified International Fund	145	1	12
Equity Income Fund	332	19	N/A
Global Diversified Income Fund	983	336	N/A
Global Real Estate Securities Fund	88	7	N/A
Government & High Quality Bond Fund	113	7	5
High Yield Fund	131	30	N/A
High Yield Fund I	11	N/A	N/A
Income Fund	112	6	11
Inflation Protection Fund	8	–	1
International Emerging Markets Fund	103	1	11
International Fund I	14	N/A	N/A
LargeCap Growth Fund	183	1	6
LargeCap Growth Fund I	38	N/A	12
LargeCap Growth Fund II	N/A	N/A	2
LargeCap S&P 500 Index Fund	158	4	45
LargeCap Value Fund	97	1	4
LargeCap Value Fund III	N/A	N/A	1
MidCap Fund	362	6	3
MidCap Growth Fund	N/A	N/A	8
MidCap Growth Fund III	N/A	N/A	2
MidCap S&P 400 Index Fund	N/A	N/A	20
MidCap Value Fund I	N/A	N/A	13
MidCap Value Fund III	99	N/A	6
Money Market Fund	9	4	94
Principal Capital Appreciation Fund	313	3	N/A
Principal LifeTime 2010 Fund	42	N/A	40
Principal LifeTime 2020 Fund	184	N/A	152
Principal LifeTime 2030 Fund	312	N/A	207
Principal LifeTime 2040 Fund	305	N/A	166
Principal LifeTime 2050 Fund	210	N/A	58
Principal LifeTime 2060 Fund	–	N/A	3
Principal LifeTime Strategic Income Fund	16	N/A	33
Real Estate Securities Fund	229	11	14
SAM Balanced Portfolio	2,063	87	187
SAM Conservative Balanced Portfolio	805	25	123
SAM Conservative Growth Portfolio	1,366	29	107
SAM Flexible Income Portfolio	1,252	49	193
SAM Strategic Growth Portfolio	927	27	49
Short-Term Income Fund	319	15	29
SmallCap Fund	161	2	6
SmallCap Growth Fund I	N/A	N/A	4
SmallCap S&P 600 Index Fund	N/A	N/A	16
SmallCap Value Fund II	16	N/A	1
Tax-Exempt Bond Fund	91	1	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At October 31, 2015, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P	Class J	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
California Municipal Fund	–	1	N/A	1	N/A	N/A	N/A	N/A	N/A	N/A
Core Plus Bond Fund	–	N/A	–	17,596	–	–	–	–	–	N/A
Diversified International Fund	–	–	–	180,557	–	–	–	–	–	N/A
Equity Income Fund	–	–	N/A	53,622	–	–	–	–	–	N/A
Global Diversified Income Fund	–	–	N/A	43,826	N/A	N/A	N/A	N/A	N/A	N/A
Global Real Estate Securities Fund	–	–	N/A	57,221	N/A	N/A	N/A	N/A	N/A	1
Government & High Quality Bond Fund	–	–	–	16	–	–	–	–	–	N/A
High Yield Fund	–	–	N/A	2,211	N/A	N/A	N/A	N/A	N/A	N/A
High Yield Fund I	–	N/A	N/A	59,033	N/A	N/A	N/A	N/A	N/A	N/A
Income Fund	–	–	–	41,090	–	–	–	–	–	1
Inflation Protection Fund	–	N/A	–	66,460	–	–	–	–	–	N/A
International Emerging Markets Fund	–	–	–	13,452	–	–	–	–	–	N/A
International Fund I	1	1	N/A	20,034	–	–	–	–	–	N/A
LargeCap Growth Fund	–	–	–	9,543	–	–	–	–	–	N/A
LargeCap Growth Fund I	–	1	–	197,775	–	–	–	–	–	1
LargeCap Growth Fund II	N/A	N/A	–	62,876	–	–	–	–	–	N/A
LargeCap Value Fund	–	1	–	8,399	–	–	–	–	–	N/A
LargeCap Value Fund III	N/A	N/A	–	24,177	–	–	–	–	–	N/A
MidCap Growth Fund III	N/A	N/A	–	46,366	–	–	–	–	–	N/A
MidCap Value Fund I	N/A	N/A	–	68,924	–	–	–	–	–	N/A
MidCap Value Fund III	1	1	–	–	–	–	–	–	–	1
Money Market Fund	190	N/A	–	4,846	N/A	N/A	N/A	N/A	N/A	N/A
Overseas Fund	N/A	N/A	N/A	60,504	1	1	1	–	–	N/A
Principal Capital Appreciation Fund	–	–	N/A	9,401	–	–	–	–	–	N/A
Principal LifeTime 2010 Fund	–	N/A	–	54,246	–	–	–	–	–	N/A
Principal LifeTime 2015 Fund	N/A	N/A	N/A	40,067	–	–	–	–	–	N/A
Principal LifeTime 2020 Fund	–	N/A	–	246,507	–	–	–	–	–	N/A
Principal LifeTime 2025 Fund	N/A	N/A	N/A	79,503	–	–	–	–	–	N/A
Principal LifeTime 2030 Fund	–	N/A	–	267,734	–	–	–	–	–	N/A
Principal LifeTime 2035 Fund	N/A	N/A	N/A	60,648	–	–	–	–	–	N/A
Principal LifeTime 2040 Fund	–	N/A	–	171,524	–	–	–	–	–	N/A
Principal LifeTime 2045 Fund	N/A	N/A	N/A	35,525	–	–	–	–	–	N/A
Principal LifeTime 2050 Fund	–	N/A	–	99,575	–	–	–	–	–	N/A
Principal LifeTime 2055 Fund	N/A	N/A	N/A	11,790	–	–	–	–	–	N/A
Principal LifeTime 2060 Fund	N/A	N/A	–	6,501	–	–	–	–	–	N/A
Principal LifeTime Hybrid 2015 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2020 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2025 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2030 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2035 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2040 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2045 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2050 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2055 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid 2060 Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Hybrid Income Fund	N/A	N/A	N/A	1	N/A	N/A	N/A	N/A	N/A	1
Principal LifeTime Strategic Income Fund	–	N/A	–	37,055	–	–	–	–	–	N/A
Real Estate Securities Fund	–	–	–	17,420	–	–	–	–	–	N/A
SAM Balanced Portfolio	–	1	–	43,723	–	–	–	–	–	N/A
SAM Conservative Balanced Portfolio	–	1	–	22,291	–	–	–	–	–	N/A
SAM Conservative Growth Portfolio	–	1	–	26,059	–	–	–	–	–	N/A
SAM Flexible Income Portfolio	–	1	–	13,224	–	–	–	–	–	N/A
SAM Strategic Growth Portfolio	–	1	–	11,704	–	–	–	–	–	N/A
Short-Term Income Fund	–	–	–	47,126	–	–	–	–	–	N/A
SmallCap Fund	–	–	–	3,074	–	–	–	–	–	N/A
SmallCap Growth Fund I	N/A	N/A	–	67,857	–	–	–	–	–	1
SmallCap Value Fund II	1	1	–	41,633	–	–	–	–	–	1
Tax-Exempt Bond Fund	30	1	N/A	1	N/A	N/A	N/A	N/A	N/A	N/A

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $49,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended October 31, 2015. Brokerage commissions were paid to affiliates of sub-advisors as follows (amounts in thousands):

MidCap Value Fund I	$62
6. Investment Transactions

For the year ended October 31, 2015, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
California Municipal Fund	$71,129	$57,151	Principal LifeTime 2030 Fund	$2,518,043	$2,449,959
Core Plus Bond Fund	6,725,925	6,686,391	Principal LifeTime 2035 Fund	456,782	485,509
Diversified International Fund	3,753,554	2,822,989	Principal LifeTime 2040 Fund	1,270,707	1,115,721
Equity Income Fund	885,450	1,236,070	Principal LifeTime 2045 Fund	279,586	238,144
Global Diversified Income Fund	10,099,066	8,151,078	Principal LifeTime 2050 Fund	675,832	481,033
Global Real Estate Securities Fund	1,784,650	1,275,465	Principal LifeTime 2055 Fund	103,288	43,175
Government & High Quality Bond Fund	445,012	437,289	Principal LifeTime 2060 Fund	81,890	19,276
High Yield Fund	1,558,800	1,554,760	Principal LifeTime Hybrid 2015 Fund	7,966	241
High Yield Fund I	618,706	1,405,971	Principal LifeTime Hybrid 2020 Fund	24,713	1,183
Income Fund	569,259	298,381	Principal LifeTime Hybrid 2025 Fund	3,360	621
Inflation Protection Fund	19,541	7,566	Principal LifeTime Hybrid 2030 Fund	25,927	756
International Emerging Markets Fund	1,376,287	2,045,802	Principal LifeTime Hybrid 2035 Fund	3,411	158
International Fund I	208,799	182,384	Principal LifeTime Hybrid 2040 Fund	14,068	525
LargeCap Growth Fund	1,738,516	2,387,810	Principal LifeTime Hybrid 2045 Fund	2,017	93
LargeCap Growth Fund I	2,830,730	4,027,282	Principal LifeTime Hybrid 2050 Fund	7,638	77
LargeCap Growth Fund II	629,776	1,153,821	Principal LifeTime Hybrid 2055 Fund	406	48
LargeCap S&P 500 Index Fund	847,988	279,994	Principal LifeTime Hybrid 2060 Fund	147	18
LargeCap Value Fund	2,704,252	3,969,106	Principal LifeTime Hybrid Income Fund	3,184	377
LargeCap Value Fund III	612,607	1,650,248	Principal LifeTime Strategic Income Fund	282,216	345,691
MidCap Fund	4,031,367	2,301,403	Real Estate Securities Fund	800,731	592,986
MidCap Growth Fund	180,268	147,197	SAM Balanced Portfolio	1,470,630	1,363,119
MidCap Growth Fund III	901,027	1,045,758	SAM Conservative Balanced Portfolio	457,471	379,805
MidCap S&P 400 Index Fund	274,415	225,943	SAM Conservative Growth Portfolio	1,190,014	1,163,624
MidCap Value Fund I	2,014,957	1,912,299	SAM Flexible Income Portfolio	652,601	386,582
MidCap Value Fund III	750,774	692,390	SAM Strategic Growth Portfolio	1,045,331	1,022,708
Overseas Fund	1,169,839	921,555	Short-Term Income Fund	1,791,089	1,441,858
Principal Capital Appreciation Fund	366,381	839,440	SmallCap Fund	430,973	376,950
Principal LifeTime 2010 Fund	494,235	734,499	SmallCap Growth Fund I	1,122,264	1,375,064
Principal LifeTime 2015 Fund	357,495	613,357	SmallCap S&P 600 Index Fund	258,902	215,785
Principal LifeTime 2020 Fund	2,188,539	2,606,412	SmallCap Value Fund II	623,943	900,763
Principal LifeTime 2025 Fund	785,698	962,404	Tax-Exempt Bond Fund	84,963	47,555

In addition Global Diversified Income Fund had $719,682,000 of covers on securities sold short and $705,007,000 of securities sold short.

For the year ended October 31, 2015, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales
Core Plus Bond Fund	$2,778,372	$2,626,736
Government & High Quality Bond Fund	32,677	118,097
Income Fund	167,402	36,303
Inflation Protection Fund	1,349,152	771,099
Short-Term Income Fund	—	41,471

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

6. Investment Transactions (Continued)

The following funds had in-kind-redemptions during the year ended October 31, 2015. The realized gain is included in net realized gain (loss) from investment transactions on the statements of operations. The in-kind-redemptions resulted in a distribution of securities with values and realized gains as follows (amounts in thousands):

	Value	Realized gain
LargeCap S&P 500 Index Fund	$132,580	$57,843
MidCap Value Fund III	49,833	11,357
Principal LifeTime 2010 Fund	69,205	6,989
Principal LifeTime 2015 Fund	231,891	21,389
Principal LifeTime 2020 Fund	431,685	41,142
Principal LifeTime 2025 Fund	390,961	21,283
Principal LifeTime 2030 Fund	311,462	24,426
Principal LifeTime 2035 Fund	243,968	12,354
Principal LifeTime 2040 Fund	182,626	8,304
Principal LifeTime 2045 Fund	111,143	3,538
Principal LifeTime 2050 Fund	67,476	1,516
Principal LifeTime 2055 Fund	12,785	130
Principal LifeTime 2060 Fund	1,041	—
Principal LifeTime Strategic Income Fund	21,486	847

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for years ended October 31, 2015 and October 31, 2014 were as follows (amounts in thousands):

						Long-Term
	Ordinary Income		Tax-Exempt Income*			Capital Gain^		Return of Capital		Section 1250 Gain#
	2015	2014	2015	2014		2015	2014	2015	2014	2015	2014
California Municipal Fund	$160	$15	$8,745	$7,608	$	— $	— $	— $	— $	— $	—
Core Plus Bond Fund	110,080	73,012	—	—		—	—	—	—	—	—
Diversified International Fund	78,901	95,806	—	—		—	—	—	—	—	—
Equity Income Fund	126,046	120,648	—	—		—	—	—	—	—	—
Global Diversified Income Fund	540,658	363,272	—	—		171,142	—	—	—	—	—
Global Real Estate Securities Fund	76,290	69,953	—	—		11,740	22,785	—	—	—	—
Government & High Quality Bond Fund	44,238	51,206	—	—		—	—	—	230	—	—
High Yield Fund	221,037	266,666	—	—		23,779	58,799	—	—	—	—
High Yield Fund I	72,862	100,811	—	—		9,911	20,365	—	—	—	—
Income Fund	100,635	97,957	—	—		—	—	—	—	—	—
Inflation Protection Fund	17,061	1,736	—	—		—	12,742	—	—	—	—
International Emerging Markets Fund	31,011	14,005	—	—		—	—	—	—	—	—
International Fund I	7,847	9,947	—	—		—	—	—	—	—	—
LargeCap Growth Fund	4,548	8,173	—	—		354,865	321,833	—	—	—	—
LargeCap Growth Fund I	85,471	38,663	—	—		640,765	390,817	—	—	—	—
LargeCap Growth Fund II	5,588	8,287	—	—		182,672	101,952	—	—	—	—
LargeCap S&P 500 Index Fund	71,587	58,505	—	—		—	—	—	—	—	—
LargeCap Value Fund	225,546	116,854	—	—		181,975	210,811	—	—	—	—
LargeCap Value Fund III	49,288	15,570	—	—		20,829	—	—	—	—	—
MidCap Fund	29,212	35,728	—	—		441,399	134,118	—	—	—	—
MidCap Growth Fund	13,551	15,533	—	—		5,831	10,395	—	—	—	—
MidCap Growth Fund III	119,610	84,832	—	—		183,720	181,045	—	—	—	—
MidCap S&P 400 Index Fund	14,914	12,026	—	—		46,867	25,525	—	—	—	—
MidCap Value Fund I	88,398	135,634	—	—		147,461	206,609	—	—	—	—
MidCap Value Fund III	37,100	14,298	—	—		43,485	16,382	—	—	—	—
Overseas Fund	88,482	62,306	—	—		102,685	85,339	—	—	—	—
Principal Capital Appreciation Fund	27,603	22,458	—	—		93,647	48,623	—	—	—	—
Principal LifeTime 2010 Fund	32,009	31,301	—	—		—	—	—	—	—	—
Principal LifeTime 2015 Fund	22,287	22,031	—	—		26,198	29,808	—	—	—	—
Principal LifeTime 2020 Fund	160,249	118,013	—	—		220,300	65,974	—	—	—	—
Principal LifeTime 2025 Fund	38,777	34,152	—	—		46,521	48,463	—	—	—	—
Principal LifeTime 2030 Fund	176,263	116,319	—	—		249,374	82,514	—	—	—	—
Principal LifeTime 2035 Fund	28,270	23,974	—	—		40,896	30,601	—	—	—	—
Principal LifeTime 2040 Fund	114,875	70,619	—	—		171,219	96,482	—	—	—	—
Principal LifeTime 2045 Fund	17,479	13,518	—	—		24,561	15,827	—	—	—	—
Principal LifeTime 2050 Fund	59,091	34,006	—	—		84,887	53,246	—	—	—	—
Principal LifeTime 2055 Fund	4,462	2,898	—	—		4,950	2,645	—	—	—	—
Principal LifeTime 2060 Fund	1,432	14	—	—		25	—	—	—	—	—
Principal LifeTime Hybrid 2050 Fund	1	—	—	—		—	—	—	—	—	—
Principal LifeTime Strategic Income Fund	15,567	16,102	—	—		—	—	—	—	—	—
Real Estate Securities Fund	30,710	24,725	—	—		18,261	187,482	—	—	2,200	—
SAM Balanced Portfolio	95,964	73,000	—	—		112,889	72,822	—	—	—	—
SAM Conservative Balanced Portfolio	37,366	30,692	—	—		25,768	28,155	—	—	—	—
SAM Conservative Growth Portfolio	54,099	37,744	—	—		100,994	26,302	—	—	—	—
SAM Flexible Income Portfolio	55,038	47,770	—	—		21,694	27,526	—	—	—	—
SAM Strategic Growth Portfolio	35,915	19,180	—	—		93,140	13,887	—	—	—	—
Short-Term Income Fund	41,040	32,788	—	—		630	979	—	—	—	—
SmallCap Fund	9,561	3,046	—	—		48,352	32,756	—	—	—	—
SmallCap Growth Fund I	11,076	28,502	—	—		266,807	163,164	—	—	—	—
SmallCap S&P 600 Index Fund	17,784	5,967	—	—		63,192	24,479	—	—	—	—
SmallCap Value Fund II	27,593	6,780	—	—		112,817	98,993	—	—	—	—
Tax-Exempt Bond Fund	183	17	9,440	8,794		—	—	—	—	—	—

*The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

#Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

7. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2015, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

								Total
	Undistributed	Undistributed	Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term		Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains		Losses	(Depreciation)	Differences*	(Deficit)
California Municipal Fund	$—	$—	$—		$(43,872)	$17,523	$—	$(26,349)
Core Plus Bond Fund	1,473	—	—		(125,688)	(38,998)	(571)	(163,784)
Diversified International Fund	83,148	—	—		(446,671)	515,371	—	151,848
Equity Income Fund	10,820	—	—		(109)	1,644,854	—	1,655,565
Global Diversified Income Fund	53,012	—	—		(67,840)	(253,689)	(1,782)	(270,299)
Global Real Estate Securities Fund	34,196	—	66,932		(517)	233,961	—	334,572
Government & High Quality Bond Fund	1,783	—	—		(59,392)	(6,338)	—	(63,947)
High Yield Fund	8,796	—	—		(11,106)	(225,575)	(2,479)	(230,364)
High Yield Fund I	851	—	—		(19,758)	(48,574)	(407)	(67,888)
Income Fund	6,036	—	—		(33,623)	1,452	—	(26,135)
Inflation Protection Fund	13,457	—	—		(18,838)	(60,431)	(2,946)	(68,758)
International Emerging Markets Fund	7,158	—	—		(117,288)	(44,639)	—	(154,769)
International Fund I	2,852	—	—		(313,953)	35,471	—	(275,630)
LargeCap Growth Fund	3,505	—	342,428		—	708,988	—	1,054,921
LargeCap Growth Fund I	1,122	—	978,309		—	1,782,258	—	2,761,689
LargeCap Growth Fund II	30,800	—	143,657		—	50,234	—	224,691
LargeCap S&P 500 Index Fund	62,336	—	38,987		(17,236)	1,600,515	—	1,684,602
LargeCap Value Fund	48,816	—	257,967		—	207,085	—	513,868
LargeCap Value Fund III	26,760	—	136,219		—	120,708	—	283,687
MidCap Fund	—	—	701,830		—	2,243,541	—	2,945,371
MidCap Growth Fund	1,560	—	4,564		—	9,666	—	15,790
MidCap Growth Fund III	—	—	86,162		(3,496)	86,629	—	169,295
MidCap S&P 400 Index Fund	10,571	—	80,417		—	211,387	—	302,375
MidCap Value Fund I	44,879	—	139,056		—	(11,834)	—	172,101
MidCap Value Fund III	8,971	—	34,690		—	82,703	—	126,364
Money Market Fund	—	—	—		(38,446)	—	—	(38,446)
Overseas Fund	46,834	—	62,799		—	(44,736)	—	64,897
Principal Capital Appreciation Fund	27,806	—	130,012		(9,104)	1,159,082	—	1,307,796
Principal LifeTime 2010 Fund	11,441	—	39,912		—	92,619	—	143,972
Principal LifeTime 2015 Fund	6,958	—	51,416		—	103,718	—	162,092
Principal LifeTime 2020 Fund	39,608	—	388,198		—	490,302	—	918,108
Principal LifeTime 2025 Fund	9,665	—	100,549		—	156,079	—	266,293
Principal LifeTime 2030 Fund	31,315	—	460,338		—	622,365	—	1,114,018
Principal LifeTime 2035 Fund	4,420	—	43,925		—	165,404	—	213,749
Principal LifeTime 2040 Fund	12,742	—	206,783		—	599,471	—	818,996
Principal LifeTime 2045 Fund	1,654	—	27,302		—	91,500	—	120,456
Principal LifeTime 2050 Fund	5,813	—	94,600		—	294,831	—	395,244
Principal LifeTime 2055 Fund	289	—	6,568		—	15,610	—	22,467
Principal LifeTime 2060 Fund	102	—	2,026		—	(2,199)	—	(71)
Principal LifeTime Hybrid 2015 Fund	3	—	—		—	(33)	—	(30)
Principal LifeTime Hybrid 2020 Fund	6	—	—		(12)	(76)	—	(82)
Principal LifeTime Hybrid 2025 Fund	3	—	—		—	(28)	—	(25)
Principal LifeTime Hybrid 2030 Fund	3	—	—		—	(59)	—	(56)
Principal LifeTime Hybrid 2035 Fund	1	—	—		—	(32)	—	(31)
Principal LifeTime Hybrid 2040 Fund	1	—	—		—	(47)	—	(46)
Principal LifeTime Hybrid 2045 Fund	1	—	—		(1)	(25)	—	(25)
Principal LifeTime Hybrid 2050 Fund	—	—	—		—	(19)	—	(19)
Principal LifeTime Hybrid 2055 Fund	1	—	—		—	(4)	—	(3)
Principal LifeTime Hybrid 2060 Fund	—	—	—		—	1	—	1
Principal LifeTime Hybrid Income Fund	2	—	—		—	(3)	—	(1)
Principal LifeTime Strategic Income Fund	7,740	—	—		(2,938)	36,227	—	41,029
Real Estate Securities Fund	11,577	—	122,635	^	—	574,404	—	708,616
SAM Balanced Portfolio	1,003	—	301,609		—	693,956	—	996,568
SAM Conservative Balanced Portfolio	1,924	—	65,888		—	149,711	—	217,523
SAM Conservative Growth Portfolio	1,202	—	290,374		—	541,187	—	832,763
SAM Flexible Income Portfolio	1,731	—	56,055		—	95,587	—	153,373
SAM Strategic Growth Portfolio	9,453	—	216,983		—	319,485	—	545,921
Short-Term Income Fund	3,856	—	—		(19,498)	(2,421)	(682)	(18,745)
SmallCap Fund	—	—	25,436		(6,500)	96,111	—	115,047
SmallCap Growth Fund I	—	—	202,323		(4,376)	155,359	—	353,306
SmallCap S&P 600 Index Fund	10,821	—	83,476		—	168,497	—	262,794
SmallCap Value Fund II	21,271	—	157,670		—	115,446	—	294,387
Tax-Exempt Bond Fund	—	43	—		(21,757)	19,024	—	(2,690)

* Represents book-to-tax accounting differences.

^Undistributed Long-Term Capital Gain reported includes $5,451,000 of Undistributed 1250 Capital Gains.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2015, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:				No Expiration
								Annual
	2016	2017	2018	2019	Short-Term	Long-Term	Total	Limitations*
California Municipal Fund	$10,723	$21,987	$3,189	$6,663	$568	$742	$43,872	$—
Core Plus Bond Fund	—	104,898	—	20,018	—	772	125,688	—
Diversified International Fund	38,411	372,959	—	—	35,301	—	446,671	38,411
Equity Income Fund	—	—	—	109	—	—	109	—
Global Diversified Income Fund	—	—	—	—	67,840	—	67,840	—
Global Real Estate Securities Fund	—	400	117	—	—	—	517	200
Government & High Quality Bond Fund	55,497	2,385	—	—	194	1,316	59,392	—
High Yield Fund	—	—	—	—	6,012	5,094	11,106	—
High Yield Fund I	—	—	—	—	11,218	8,540	19,758	—
Income Fund	—	11,616	8,587	13,420	—	—	33,623	—
Inflation Protection Fund	—	—	—	—	4,198	14,640	18,838	—
International Emerging Markets Fund	—	68,739	—	—	48,549	—	117,288	—
International Fund I	21,578	272,451	—	—	15,519	4,405	313,953	—
LargeCap S&P 500 Index Fund	17,236	—	—	—	—	—	17,236	—
Money Market Fund	35,477	2,969	—	—	—	—	38,446	5,612
Principal Capital Appreciation Fund	9,104	—	—	—	—	—	9,104	9,104
Principal LifeTime Hybrid 2020 Fund	—	—	—	—	12	—	12	—
Principal LifeTime Hybrid 2045 Fund	—	—	—	—	1	—	1	—
Principal LifeTime Strategic Income Fund	—	—	2,938	—	—	—	2,938	—
Short-Term Income Fund	3,950	15,548	—	—	—	—	19,498	5,314
SmallCap Fund	5,909	—	—	—	—	—	5,909	5,909
Tax-Exempt Bond Fund	3,668	8,745	3,432	2,371	3,504	37	21,757	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2015, the following funds had expired or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
California Municipal Fund	$280	$278
Diversified International Fund	38,411	—
Equity Income Fund	—	354,490
Global Real Estate Securities Fund	—	200
Government & High Quality Bond Fund	3,147	665
Income Fund	—	8,909
LargeCap S&P 500 Index Fund	—	38,874
LargeCap Value Fund III	—	115,047
Money Market Fund	2,794	—
Principal Capital Appreciation Fund	—	9,104
Principal LifeTime 2010 Fund	—	45,975
Principal LifeTime Strategic Income Fund	—	28,624
Short-Term Income Fund	—	392
SmallCap Fund	—	5,909
Tax-Exempt Bond Fund	—	470

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At October 31, 2015, the Funds had approximate late-year ordinary losses as follows (amounts in thousands):

MidCap Growth Fund III	$3,496
SmallCap Fund	591
SmallCap Growth Fund I	4,376

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2015, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
California Municipal Fund	$16	$380	$(396)
Core Plus Bond Fund	4,366	(1,254)	(3,112)
Diversified International Fund	284	38,127	(38,411)
Equity Income Fund	(19,637)	28,300	(8,663)
Global Diversified Income Fund	(3,317)	3,405	(88)
Global Real Estate Securities Fund	29,439	(32,356)	2,917
Government & High Quality Bond Fund	8,999	(5,852)	(3,147)
High Yield Fund	6,342	(6,342)	—
High Yield Fund I	171	(171)	—
Income Fund	9,216	(9,216)	—
Inflation Protection Fund	7,147	(7,147)	—
International Emerging Markets Fund	(2,580)	2,580	—
International Fund I	(650)	650	—
LargeCap Growth Fund	(336)	336	—
LargeCap Growth Fund I	2,272	(2,272)	—
LargeCap Growth Fund II	(35)	35	—
LargeCap S&P 500 Index Fund	(350)	(54,192)	54,542
LargeCap Value Fund	(285)	285	—
LargeCap Value Fund III	(14)	14	—
MidCap Fund	(1,171)	1,171	—
MidCap Growth Fund	581	(581)	—
MidCap Growth Fund III	1,892	(1,892)	—
MidCap S&P 400 Index Fund	(2)	(133)	135
MidCap Value Fund I	(123)	123	—
MidCap Value Fund III	(138)	(11,198)	11,336
Money Market Fund	—	2,773	(2,773)
Overseas Fund	9,819	(9,819)	—
Principal Capital Appreciation Fund	(69)	(2,379)	2,448
Principal LifeTime 2010 Fund	—	(6,977)	6,977
Principal LifeTime 2015 Fund	—	(21,157)	21,157
Principal LifeTime 2020 Fund	—	(40,893)	40,893
Principal LifeTime 2025 Fund	—	(21,068)	21,068
Principal LifeTime 2030 Fund	—	(24,156)	24,156
Principal LifeTime 2035 Fund	—	(12,245)	12,245
Principal LifeTime 2040 Fund	—	(8,070)	8,070
Principal LifeTime 2045 Fund	—	(3,528)	3,528
Principal LifeTime 2050 Fund	—	(1,462)	1,462
Principal LifeTime 2055 Fund	—	(129)	129
Principal LifeTime 2060 Fund	—	1	(1)
Principal LifeTime Strategic Income Fund	—	(785)	785
Real Estate Securities Fund	(2,798)	—	2,798
SAM Balanced Portfolio	23	(23)	—
SAM Conservative Growth Portfolio	(5)	5	—
Short-Term Income Fund	1	(1)	—
SmallCap Fund	(32)	21	11
SmallCap Growth Fund I	4,967	(4,967)	—
SmallCap S&P 600 Index Fund	17	(153)	136
SmallCap Value Fund II	859	(858)	(1)
Tax-Exempt Bond Fund	(55)	55	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At October 31, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
California Municipal Fund*	$17,713	$(202)	$17,511	$197,655
Core Plus Bond Fund	39,580	(78,579)	(38,999)	4,482,266
Diversified International Fund	814,390	(297,939)	516,451	5,600,266
Equity Income Fund	1,853,245	(208,392)	1,644,853	3,833,050
Global Diversified Income Fund	341,132	(588,767)	(247,635)	11,463,848
Global Real Estate Securities Fund	329,033	(95,052)	233,981	2,693,614
Government & High Quality Bond Fund	24,859	(31,197)	(6,338)	1,578,748
High Yield Fund	64,818	(290,375)	(225,557)	3,804,209
High Yield Fund I	12,496	(61,069)	(48,573)	913,634
Income Fund	81,566	(80,114)	1,452	3,123,999
Inflation Protection Fund	6,027	(66,781)	(60,754)	1,703,029
International Emerging Markets Fund	71,111	(115,502)	(44,391)	1,227,870
International Fund I	47,148	(11,521)	35,627	343,082
LargeCap Growth Fund	755,383	(46,395)	708,988	2,170,343
LargeCap Growth Fund I	1,940,878	(158,620)	1,782,258	5,577,572
LargeCap Growth Fund II	68,922	(18,689)	50,233	590,215
LargeCap S&P 500 Index Fund	1,743,733	(143,218)	1,600,515	3,312,308
LargeCap Value Fund	255,656	(48,571)	207,085	2,278,758
LargeCap Value Fund III	202,953	(82,245)	120,708	1,779,249
MidCap Fund	2,675,145	(431,604)	2,243,541	8,890,148
MidCap Growth Fund	14,439	(4,772)	9,667	136,103
MidCap Growth Fund III	166,412	(79,783)	86,629	1,302,029
MidCap S&P 400 Index Fund	297,456	(86,069)	211,387	997,831
MidCap Value Fund I	106,342	(118,177)	(11,835)	1,758,036
MidCap Value Fund III	142,088	(59,385)	82,703	971,214
Money Market Fund	—	—	—	1,003,430
Overseas Fund	271,044	(314,845)	(43,801)	2,686,601
Principal Capital Appreciation Fund	1,187,546	(28,464)	1,159,082	1,488,643
Principal LifeTime 2010 Fund	125,405	(32,786)	92,619	1,288,001
Principal LifeTime 2015 Fund	111,943	(8,225)	103,718	728,241
Principal LifeTime 2020 Fund	664,606	(174,304)	490,302	5,752,549
Principal LifeTime 2025 Fund	184,427	(28,347)	156,080	1,401,042
Principal LifeTime 2030 Fund	818,314	(195,949)	622,365	6,073,893
Principal LifeTime 2035 Fund	186,000	(20,596)	165,404	1,033,373
Principal LifeTime 2040 Fund	719,495	(120,024)	599,471	3,812,852
Principal LifeTime 2045 Fund	106,483	(14,983)	91,500	654,420
Principal LifeTime 2050 Fund	361,395	(66,564)	294,831	1,982,606
Principal LifeTime 2055 Fund	21,278	(5,668)	15,610	206,818
Principal LifeTime 2060 Fund	1,826	(4,025)	(2,199)	109,627
Principal LifeTime Hybrid 2015 Fund	6	(39)	(33)	7,735
Principal LifeTime Hybrid 2020 Fund	12	(88)	(76)	23,528
Principal LifeTime Hybrid 2025 Fund	8	(36)	(28)	2,750
Principal LifeTime Hybrid 2030 Fund	9	(68)	(59)	25,182
Principal LifeTime Hybrid 2035 Fund	13	(45)	(32)	3,263
Principal LifeTime Hybrid 2040 Fund	4	(51)	(47)	13,554
Principal LifeTime Hybrid 2045 Fund	6	(31)	(25)	1,934
Principal LifeTime Hybrid 2050 Fund	5	(23)	(18)	7,570
Principal LifeTime Hybrid 2055 Fund	2	(6)	(4)	367
Principal LifeTime Hybrid 2060 Fund	1	—	1	139
Principal LifeTime Hybrid Income Fund	1	(4)	(3)	2,817
Principal LifeTime Strategic Income Fund	47,323	(11,096)	36,227	683,854
Real Estate Securities Fund	609,279	(34,876)	574,403	1,794,670
SAM Balanced Portfolio	728,984	(35,028)	693,956	4,173,280
SAM Conservative Balanced Portfolio	165,745	(16,034)	149,711	1,528,632
SAM Conservative Growth Portfolio	572,229	(31,042)	541,187	2,645,630
SAM Flexible Income Portfolio	129,151	(33,356)	95,795	2,161,118
SAM Strategic Growth Portfolio	362,178	(42,693)	319,485	1,614,254
Short-Term Income Fund	15,570	(17,991)	(2,421)	2,819,409
SmallCap Fund	124,044	(27,934)	96,110	494,958
SmallCap Growth Fund I	275,198	(119,840)	155,358	1,544,429
SmallCap S&P 600 Index Fund	269,652	(101,155)	168,497	992,478
SmallCap Value Fund II	212,111	(96,665)	115,446	1,203,144
Tax-Exempt Bond Fund*	19,975	(951)	19,024	227,824

*The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
October 31, 2015

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
California Municipal Fund
October 31, 2015

	Principal			Principal
MUNICIPAL BONDS - 100.66%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California - 99.83%			California (continued)
Abag Finance Authority for Nonprofit Corps			Carson Redevelopment Agency Successor
5.00%, 08/01/2043	$1,500	$1,674	Agency (credit support from NATL)
Alameda Community Improvement			5.50%, 10/01/2016(a)	$1,000	$1,044
Commission Successor Agency (credit			City of Alhambra CA (credit support from
support from BAM)			NATL)
5.00%, 09/01/2031(a)	1,000	1,141	6.13%, 09/02/2018(a)	1,715	1,742
Alameda Unified School District-Alameda			City of Bakersfield CA Wastewater
County/CA			Revenue (credit support from AGM)
5.00%, 08/01/2032	1,795	2,095	5.00%, 09/15/2032(a)	2,000	2,167
Alum Rock Union Elementary School			City of Compton CA
District			2.20%, 06/01/2016	1,000	1,000
5.25%, 08/01/2043	1,000	1,129	City of Compton CA Water Revenue
Anaheim Public Financing Authority			6.00%, 08/01/2039	1,250	1,321
5.25%, 10/01/2034	1,000	1,116	City of Irvine CA
Association of Bay Area Governments (credit			5.00%, 09/01/2049	1,000	1,065
support from XLCA)			City of Los Angeles Department of Airports
5.25%, 09/01/2029(a)	130	130	5.13%, 05/15/2033	1,230	1,367
Baldwin Park Financing Authority			City of San Francisco CA Public Utilities
4.63%, 08/01/2016	395	402	Commission Water Revenue
Bay Area Toll Authority			5.00%, 11/01/2036	2,010	2,328
5.13%, 04/01/2039	3,000	3,429	City of Torrance CA
California Educational Facilities Authority			6.00%, 06/01/2022	1,000	1,017
5.00%, 01/01/2038(b)	1,379	1,482	City of Turlock CA
5.00%, 10/01/2038(b)	900	995	5.13%, 10/15/2031	1,000	1,089
5.00%, 01/01/2039(b)	3,642	3,998	5.13%, 10/15/2037	1,000	1,089
5.25%, 10/01/2039(b)	6,500	7,214	City of Vernon CA Electric System Revenue
5.38%, 04/01/2034	1,000	1,135	5.13%, 08/01/2021	515	571
California Health Facilities Financing			5.13%, 08/01/2021	1,485	1,644
Authority			Coachella Valley Unified School
5.00%, 02/01/2035	2,000	2,227	District/CA (credit support from AGM)
5.00%, 08/15/2043(c)	600	675	0.00%, 08/01/2039(a),(e)	7,800	2,742
5.75%, 09/01/2039	2,000	2,283	Dinuba Financing Authority
6.00%, 07/01/2039	2,000	2,283	5.38%, 09/01/2038	1,000	1,010
6.50%, 10/01/2038	15	17	Dinuba Redevelopment Agency (credit
6.50%, 10/01/2038	985	1,147	support from BAM)
California Infrastructure & Economic			5.00%, 09/01/2033(a)	2,000	2,246
Development Bank (credit support from			East Bay Municipal Utility District Water
NATL ST INTERCEPT)			System Revenue
5.00%, 08/15/2018(a)	500	502	5.00%, 06/01/2036	1,000	1,147
California Pollution Control Financing			El Monte Union High School District (credit
Authority			support from ASSURED GTY)
3.63%, 07/01/2027	500	503	5.50%, 06/01/2034(a)	2,000	2,251
4.30%, 07/01/2040	1,500	1,522	Escondido Union High School District
5.00%, 07/01/2030(d)	2,000	2,138	0.00%, 08/01/2041(e)	1,000	325
5.00%, 07/01/2037(d)	4,000	4,248	Fontana Redevelopment Agency (credit
California School Finance Authority			support from NATL)
5.00%, 07/01/2035(d)	1,925	2,049	5.20%, 09/01/2030(a)	1,000	1,002
California State Public Works Board			Foothill-De Anza Community College
5.00%, 11/01/2037	1,375	1,554	District
5.00%, 10/01/2039	4,500	5,094	5.00%, 08/01/2040	1,500	1,670
California State University			Golden State Tobacco Securitization Corp
5.25%, 11/01/2038	2,000	2,259	4.50%, 06/01/2027	5,565	5,437
California State University (credit support			5.75%, 06/01/2047	5,000	4,580
from AGM)			Indio Redevelopment Agency
5.00%, 11/01/2039(a)	1,000	1,090	5.63%, 08/15/2035	1,355	1,456
California Statewide Communities			Inland Valley Development Agency
Development Authority			5.25%, 09/01/2037	1,000	1,118
5.00%, 10/01/2028	1,875	2,089	La Verne Public Financing Authority
5.25%, 12/01/2034	3,500	3,693	7.25%, 09/01/2026	800	802
7.25%, 11/15/2041(d)	1,500	1,741	Lancaster Redevelopment Agency Successor
California Statewide Communities			Agency
Development Authority (credit support from			6.88%, 08/01/2039	545	663
CA MTG INS)			6.88%, 08/01/2039	455	522
6.25%, 08/15/2028(a)	2,250	2,590	Los Angeles County Public Works Financing
California Statewide Communities			Authority
Development Authority (credit support from			5.00%, 08/01/2042	1,400	1,564
FHA INS)			Los Angeles County Sanitation Districts
6.25%, 08/01/2024(a)	800	933	Financing Authority
California Statewide Financing Authority			5.00%, 10/01/2035	4,500	5,175
6.00%, 05/01/2043	2,000	2,000	Los Angeles Department of Water
6.00%, 05/01/2043	1,550	1,550	5.38%, 07/01/2038	1,000	1,119

See accompanying notes

Schedule of Investments
California Municipal Fund
October 31, 2015

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			California (continued)
Los Angeles Unified School District/CA			San Bernardino County Redevelopment
5.00%, 07/01/2029	$2,000	$2,264	Agency (credit support from ASSURED
Los Angeles Unified School			GTY)
District/CA (credit support from AGM)			5.00%, 09/01/2018(a)	$1,565	$1,571
5.00%, 07/01/2032(a)	1,000	1,063	San Diego Community College District
Marin Healthcare District			5.25%, 08/01/2033(b)	1,950	2,226
5.00%, 08/01/2034(c)	1,000	1,161	San Diego Public Facilities Financing
Merced Union High School District			Authority Water Revenue
0.00%, 08/01/2032(e)	3,380	1,752	5.38%, 08/01/2034	2,000	2,281
Morongo Band of Mission Indians/The			San Diego Redevelopment Agency
6.50%, 03/01/2028(d)	1,000	1,104	6.40%, 09/01/2019	1,000	1,004
Needles Public Utility Authority			San Francisco Bay Area Rapid Transit
6.50%, 02/01/2022	2,130	2,131	District
Norco Community Redevelopment Agency			5.00%, 07/01/2028	1,755	2,012
Successor Agency (credit support from BAM)			San Francisco City & County Redevelopment
5.00%, 03/01/2032(a)	1,000	1,125	Agency
Norco Financing Authority (credit support			5.00%, 08/01/2044	1,500	1,574
from AGM)			6.50%, 08/01/2039	1,000	1,146
5.63%, 10/01/2034(a)	1,000	1,129	San Joaquin Hills Transportation Corridor
Northern Inyo County Local Hospital District			Agency
5.00%, 12/01/2029	1,010	1,038	5.00%, 01/15/2034	2,500	2,696
Oakland Unified School District/Alameda			San Luis Obispo County Financing
County			Authority (credit support from AGM)
5.00%, 08/01/2040	3,000	3,296	5.00%, 08/01/2030(a)	1,000	1,109
Ontario Redevelopment Financing			San Luis Obispo County Financing
Authority (credit support from AMBAC)			Authority (credit support from BAM)
5.50%, 08/01/2016(a)	1,055	1,060	5.00%, 09/01/2037(a)	1,000	1,125
Ontario Redevelopment Financing			Santa Clara County Financing Authority
Authority (credit support from NATL)			5.25%, 05/15/2036	2,000	2,179
5.25%, 08/01/2016(a)	1,060	1,063	Santa Margarita Water District
Palm Desert Financing Authority (credit			5.00%, 09/01/2038	465	494
support from NATL)			Semitropic Improvement District
5.00%, 08/01/2022(a)	1,280	1,288	5.00%, 12/01/2038	2,000	2,248
Pittsburg Unified School District			Southern California Public Power Authority
0.00%, 08/01/2036(e)	1,365	558	5.00%, 11/01/2029	1,955	2,252
5.00%, 08/01/2043	2,900	3,198	5.25%, 07/01/2029	695	814
Pittsburg Unified School District (credit			5.25%, 07/01/2031	695	803
support from AGM)			State of California
5.50%, 08/01/2031(a)	1,000	1,129	2.45%, 12/01/2031	1,000	1,001
Pomona Public Financing Authority (credit			5.00%, 02/01/2038	1,450	1,644
support from NATL)			5.00%, 04/01/2043	3,380	3,810
5.00%, 02/01/2021(a)	5,000	5,012	5.25%, 11/01/2040	1,500	1,733
Pomona Unified School District (credit			5.75%, 04/01/2031	675	779
support from NATL)			6.00%, 03/01/2033	2,000	2,397
6.15%, 08/01/2030(a)	1,000	1,203	6.00%, 04/01/2038	3,000	3,493
Port Commission of the City & County of San			State of California Department of Water
Francisco			Resources
4.00%, 03/01/2035	1,000	1,004	5.00%, 12/01/2028	1,615	1,792
Port of Los Angeles			5.00%, 12/01/2028	65	72
5.00%, 08/01/2032	1,740	1,973	Stockton East Water District (credit support
Poway Unified School District			from NATL)
0.00%, 08/01/2036(e)	4,000	1,716	5.25%, 04/01/2022(a)	1,780	1,783
Richmond Joint Powers Financing Authority			Stockton Unified School District (credit
6.25%, 07/01/2024	1,000	1,161	support from AGM)
Ripon Unified School District (credit support			5.00%, 08/01/2038(a)	1,500	1,674
from BAM)			Tobacco Securitization Authority of Southern
0.00%, 08/01/2033(a),(e)	1,110	477	California
Riverside Community Properties Development			5.13%, 06/01/2046	1,500	1,325
Inc			Tulare County Transportation Authority
6.00%, 10/15/2038	1,000	1,170	5.00%, 02/01/2029	1,000	1,167
Riverside County Transportation			Tustin Public Financing Authority
Commission			5.00%, 04/01/2041	1,000	1,095
5.00%, 06/01/2032	1,500	1,718	University of California
Rocklin Unified School District (credit			5.00%, 05/15/2044	1,000	1,126
support from NATL)			5.25%, 05/15/2039(b)	2,513	2,831
0.00%, 08/01/2019(a),(e)	1,360	1,127	5.25%, 05/15/2039(b)	487	561
0.00%, 08/01/2020(a),(e)	1,415	1,111	Walnut Energy Center Authority
0.00%, 08/01/2023(a),(e)	1,225	819	5.00%, 01/01/2035	1,225	1,367
Salinas Valley Solid Waste Authority (credit			Western Municipal Water District Facilities
support from AGM)			Authority
5.50%, 08/01/2031(a)	1,500	1,726	5.00%, 10/01/2034	1,700	1,904
					$224,064

See accompanying notes

			Schedule of Investments
			California Municipal Fund
			October 31, 2015

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)		Value (000's)

Virgin Islands - 0.83%
Virgin Islands Public Finance Authority
5.00%, 10/01/2030	$1,700		$1,853

TOTAL MUNICIPAL BONDS			$225,917
Total Investments			$225,917
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.79)%
Notes with interest rates of 0.02% and 0.03%	$(10,739	) $	(10,739)
at October 31, 2015 and contractual maturity
of collateral of 2017.(f)
Total Net Investments			$215,178
Other Assets in Excess of Liabilities, Net - 4.13%			$9,259
TOTAL NET ASSETS - 100.00%			$224,437

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Security purchased on a when-issued basis.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,280 or 5.03% of net assets.
(e)	Non-Income Producing Security
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at October 31, 2015

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	54.49%
Insured	20.56%
General Obligation Unlimited	16.14%
Prerefunded	5.97%
Tax Allocation	1.66%
Special Tax	1.39%
General Obligation Limited Notes	0.45%
Liability For Floating Rate Notes Issued	(4.79)%
Other Assets in Excess of Liabilities, Net	4.13%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

INVESTMENT COMPANIES - 0.74%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 0.74%
Goldman Sachs Financial Square Funds -	31,460,179	$31,460		Airlines (continued)
Government Fund				American Airlines 2015-1 Class B Pass
				Through Trust
TOTAL INVESTMENT COMPANIES		$31,460		3.70%, 11/01/2024	$270	$265
PREFERRED STOCKS - 0.52%	Shares Held	Value (000's)		United Airlines 2014-1 Class A Pass Through
				Trust
Banks- 0.42%				4.00%, 10/11/2027	3,600	3,672
Bank of America Corp 6.50%; Series Y (a)	35,000	921		United Airlines 2014-2 Class A Pass Through
City National Corp/CA (a)	90,000	2,614		Trust
CoBank ACB 6.20% (a)	35,000	3,593		3.75%, 03/03/2028	2,430	2,448
Morgan Stanley (a)	180,000	4,662		US Airways 2001-1G Pass Through Trust
State Street Corp 5.90%; Series D (a)	225,000	5,990		7.08%, 09/20/2022	203	219
		$17,780		US Airways 2013-1 Class A Pass Through
Diversified Financial Services - 0.03%				Trust
Ally Financial Inc (a),(b)	806	821		3.95%, 05/15/2027	1,354	1,374
RBS Capital Funding Trust V (a)	15,000	370				$17,628
		$1,191		Apparel - 0.12%
Electric - 0.04%				NIKE Inc
SCE Trust III (a)	65,000	1,811		3.88%, 11/01/2045	5,265	5,159

Telecommunications - 0.03%				Automobile Asset Backed Securities - 6.45%
Verizon Communications Inc	50,000	1,330		Ally Auto Receivables Trust 2014-2
				0.68%, 07/17/2017(d)	2,490	2,490
				Ally Auto Receivables Trust 2014-3
TOTAL PREFERRED STOCKS		$22,112		0.81%, 09/15/2017(d)	7,577	7,578
	Principal
				Ally Auto Receivables Trust 2014-SN1
BONDS- 64.55%	Amount (000's)	Value (000	's)	0.39%, 10/20/2016(d)	317	316
Advertising - 0.02%				Ally Auto Receivables Trust 2014-SN2
MDC Partners Inc				1.21%, 02/20/2019(d)	7,300	7,305
6.75%, 04/01/2020(b)	$885	$900		AmeriCredit Automobile Receivables Trust
				2013-2
				0.65%, 12/08/2017	638	638
Aerospace & Defense - 0.04%				AmeriCredit Automobile Receivables Trust
Air 2 US
8.03%, 10/01/2020(b),(c)	202	217		2014-2
				0.47%, 10/10/2017(d)	2,974	2,973
8.63%, 10/01/2020(b)	223	228
				2.18%, 06/08/2020	2,000	2,000
Embraer Netherlands Finance BV				Americredit Automobile Receivables Trust
5.05%, 06/15/2025	1,100	1,053		2014-4
		$1,498		0.59%, 04/09/2018(d)	8,934	8,937
Agriculture - 0.74%				AmeriCredit Automobile Receivables Trust
Altria Group Inc				2015-2
2.85%, 08/09/2022	2,815	2,783		2.40%, 01/08/2021(d)	7,850	7,867
4.50%, 05/02/2043	1,475	1,433		ARI Fleet Lease Trust 2012-B
9.95%, 11/10/2038	915	1,490		0.50%, 01/15/2021(b),(d)	1,095	1,093
BAT International Finance PLC				BMW Vehicle Lease Trust 2015-1
2.75%, 06/15/2020(b)	485	494		1.24%, 12/20/2017	5,515	5,523
Philip Morris International Inc				Capital Auto Receivables Asset Trust 2013-1
4.38%, 11/15/2041	1,355	1,342		0.79%, 06/20/2017	1,192	1,192
Pinnacle Operating Corp				Capital Auto Receivables Asset Trust 2013-2
9.00%, 11/15/2020(b)	1,785	1,732		1.24%, 10/20/2017	4,221	4,224
Reynolds American Inc				Capital Auto Receivables Asset Trust 2014-2
3.25%, 06/12/2020	2,895	2,966		1.26%, 05/21/2018(d)	4,000	4,000
3.25%, 11/01/2022	6,290	6,258		Capital Auto Receivables Asset Trust 2015-2
4.45%, 06/12/2025	6,935	7,237		0.59%, 10/20/2017(d)	9,125	9,099
5.70%, 08/15/2035	2,595	2,839		CarMax Auto Owner Trust 2014-4
5.85%, 08/15/2045	2,455	2,723		1.25%, 11/15/2019	8,500	8,491
		$31,297		CarMax Auto Owner Trust 2015-1
				0.88%, 03/15/2018(d)	4,450	4,452
Airlines - 0.41%				CarMax Auto Owner Trust 2015-2
American Airlines 2013-1 Class B Pass				0.48%, 06/15/2018(d)	10,000	9,985
Through Trust				Chesapeake Funding LLC
5.63%, 01/15/2021(b)	1,367	1,383		0.61%, 03/07/2026(b),(d)	17,017	16,967
American Airlines 2013-2 Class A Pass				0.64%, 01/07/2025(b),(d)	2,190	2,188
Through Trust				1.44%, 04/07/2024(b),(d)	2,079	2,079
4.95%, 07/15/2024	1,727	1,850		Chrysler Capital Auto Receivables Trust 2014-
American Airlines 2014-1 Class A Pass				B
Through Trust				0.69%, 09/15/2017(b),(d)	11,108	11,106
3.70%, 04/01/2028	1,474	1,491		Drive Auto Receivables Trust 2015-A
American Airlines 2015-1 Class A Pass				1.01%, 11/15/2017(b),(d)	3,121	3,120
Through Trust				Drive Auto Receivables Trust 2015-C
3.38%, 11/01/2028	5,050	4,926		0.87%, 02/15/2018(b),(d)	5,000	4,997

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Automobile Asset Backed Securities (continued)			Automobile Manufacturers (continued)
Drive Auto Receivables Trust 2015-D			Fiat Chrysler Automobiles NV
1.07%, 06/15/2018(b),(d)	$10,920	$10,921	4.50%, 04/15/2020	$750	$757
Enterprise Fleet Financing LLC			Ford Motor Co
1.59%, 02/22/2021(b),(d)	3,500	3,488	7.40%, 11/01/2046	1,130	1,416
GM Financial Automobile Leasing Trust			Ford Motor Credit Co LLC
2014-1			2.60%, 11/04/2019	2,375	2,355
1.76%, 05/21/2018(b)	5,110	5,124	8.00%, 12/15/2016	11,315	12,105
1.99%, 05/21/2018(b)	2,000	2,000	General Motors Co
GM Financial Automobile Leasing Trust			3.50%, 10/02/2018	10,120	10,288
2014-2			4.88%, 10/02/2023	5,810	6,095
1.96%, 03/20/2018(b)	1,500	1,502	6.25%, 10/02/2043	530	585
2.43%, 03/20/2018(b)	4,250	4,244	General Motors Financial Co Inc
Hertz Fleet Lease Funding LP			2.63%, 07/10/2017	3,695	3,716
0.60%, 04/10/2028(b),(d)	5,483	5,467	3.10%, 01/15/2019	3,475	3,487
0.75%, 12/10/2027(b),(d)	12,443	12,411	3.25%, 05/15/2018	4,655	4,712
Honda Auto Receivables 2015-3 Owner			3.45%, 04/10/2022	3,960	3,867
Trust			4.30%, 07/13/2025	2,610	2,656
0.92%, 11/20/2017	2,700	2,700	Hyundai Capital America
Mercedes Benz Auto Lease Trust 2015-B			2.40%, 10/30/2018(b)	2,015	2,015
0.72%, 01/16/2018(d)	4,500	4,500	Jaguar Land Rover Automotive PLC
Nissan Auto Receivables 2013-C Owner			3.50%, 03/15/2020(b)	800	791
Trust			4.13%, 12/15/2018(b)	540	553
0.67%, 08/15/2018(d)	1,822	1,819	5.63%, 02/01/2023(b)	3,065	3,157
Nissan Auto Receivables 2015-A Owner			Navistar International Corp
Trust			8.25%, 11/01/2021	2,575	2,008
1.05%, 10/15/2019(d)	6,500	6,478	Nissan Motor Acceptance Corp
Santander Drive Auto Receivables Trust 2014-			0.88%, 03/03/2017(b),(d)	3,000	2,995
1			Toyota Motor Credit Corp
2.36%, 04/15/2020	1,000	1,005	0.71%, 01/17/2019(d)	1,320	1,309
Santander Drive Auto Receivables Trust 2014-			Volkswagen Group of America Finance LLC
2			0.77%, 11/20/2017(b),(d)	10,000	9,548
0.80%, 04/16/2018(d)	7,713	7,707	Volkswagen International Finance NV
Santander Drive Auto Receivables Trust 2014-			1.13%, 11/18/2016(b)	1,625	1,600
4					$104,769
0.52%, 01/16/2018(d)	5,543	5,537
Santander Drive Auto Receivables Trust 2014-			Automobile Parts & Equipment - 0.22%
5			Dana Holding Corp
0.60%, 04/16/2018(d)	8,150	8,144	5.38%, 09/15/2021	335	342
1.77%, 09/16/2019	4,000	4,011	5.50%, 12/15/2024	1,590	1,586
2.48%, 06/15/2020	4,000	4,012	6.00%, 09/15/2023	395	409
Santander Drive Auto Receivables Trust 2015-			6.75%, 02/15/2021	415	431
1			Gestamp Funding Luxembourg SA
			5.63%, 05/31/2020(b)	200	205
0.91%, 07/16/2018(d)	6,497	6,489
SunTrust Auto Receivables Trust 2015-1			Lear Corp
0.99%, 06/15/2018(b),(d)	12,500	12,513	5.25%, 01/15/2025	2,220	2,264
Volkswagen Auto Lease Trust 2015-A			Nemak SAB de CV
			5.50%, 02/28/2023(b)	1,500	1,534
0.51%, 06/20/2017(d)	9,631	9,602
1.25%, 12/20/2017	14,540	14,494	Schaeffler Holding Finance BV
			6.75%, PIK 7.50%, 11/15/2022(b),(e)	410	448
Volkswagen Auto Loan Enhanced Trust 2014-
1			ZF North America Capital Inc
			4.00%, 04/29/2020(b)	1,070	1,081
0.91%, 10/22/2018	2,265	2,253	4.50%, 04/29/2022(b)	195	196
World Omni Auto Receivables Trust 2014-B			4.75%, 04/29/2025(b)	800	785
1.14%, 01/15/2020	9,700	9,653
		$274,694			$9,281

Automobile Floor Plan Asset Backed Securities - 1.28%			Banks- 8.53%
Ally Master Owner Trust			Abbey National Treasury Services PLC/United
0.65%, 04/15/2018(d)	8,000	7,996	Kingdom
			0.74%, 09/29/2017(d)	7,000	6,961
1.60%, 10/15/2019	8,000	8,021
GE Dealer Floorplan Master Note Trust			Associated Banc-Corp
0.57%, 07/20/2019(d)	10,575	10,517	2.75%, 11/15/2019	1,965	1,978
0.59%, 04/20/2018(d)	28,127	28,113	4.25%, 01/15/2025	7,610	7,689
		$54,647	5.13%, 03/28/2016	5,055	5,118
			Banco Bilbao Vizcaya Argentaria SA
Automobile Manufacturers - 2.46%			3.00%, 10/20/2020	8,130	8,146
American Honda Finance Corp			Banco Nacional de Comercio Exterior SNC
2.45%, 09/24/2020	5,130	5,173	4.38%, 10/14/2025(b)	1,500	1,508
Daimler Finance North America LLC			Banco Santander Mexico SA Institucion de
1.45%, 08/01/2016(b)	2,005	2,006	Banca Multiple Grupo Financiero Santander
1.65%, 03/02/2018(b)	5,725	5,691	4.13%, 11/09/2022(b)	800	812
2.25%, 03/02/2020(b)	3,390	3,354	Bank of America Corp
2.45%, 05/18/2020(b)	5,480	5,476	3.95%, 04/21/2025	4,110	4,044
2.70%, 08/03/2020(b)	7,050	7,054	4.20%, 08/26/2024	5,320	5,349

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Bank of America Corp (continued)			Morgan Stanley (continued)
4.25%, 10/22/2026	$2,906	$2,915	5.00%, 11/24/2025	$11,920	$12,755
4.75%, 04/21/2045	3,000	2,928	5.55%, 12/29/2049(a),(d)	3,265	3,261
6.10%, 12/29/2049(a),(d)	6,780	6,856	Nordea Bank AB
6.25%, 09/29/2049(a),(d)	3,595	3,646	2.50%, 09/17/2020(b)	7,365	7,402
Bank of New York Mellon Corp/The			4.88%, 05/13/2021(b)	2,000	2,155
4.95%, 12/29/2049(a),(d)	16,715	16,715	5.50%, 09/29/2049(a),(b),(d)	2,230	2,190
Banque Centrale de Tunisie SA			PNC Bank NA
5.75%, 01/30/2025(b)	1,150	1,078	6.00%, 12/07/2017	7,400	8,021
Barclays PLC			Popular Inc
8.25%, 12/29/2049(a),(d)	3,800	4,046	7.00%, 07/01/2019	900	878
BBVA Banco Continental SA			Regions Bank/Birmingham AL
5.00%, 08/26/2022(b)	975	1,026	2.25%, 09/14/2018	3,510	3,523
BBVA Bancomer SA/Texas			Royal Bank of Scotland Group PLC
6.75%, 09/30/2022(b)	3,000	3,366	5.13%, 05/28/2024	410	420
BNP Paribas SA			7.50%, 12/29/2049(a),(d)	910	942
4.38%, 09/28/2025(b)	4,910	4,861	7.64%, 03/29/2049(a),(d)	390	407
BPCE SA			Santander UK Group Holdings PLC
4.63%, 07/11/2024(b)	5,550	5,528	4.75%, 09/15/2025(b)	5,635	5,630
5.15%, 07/21/2024(b)	1,250	1,290	Skandinaviska Enskilda Banken AB
CIT Group Inc			2.45%, 05/27/2020(b)	3,500	3,517
3.88%, 02/19/2019	3,795	3,852	5.75%, 11/29/2049(a),(d)	7,695	7,560
City National Corp/CA			Svenska Handelsbanken AB
5.25%, 09/15/2020	6,330	7,119	5.25%, 12/29/2049(a),(d)	2,500	2,413
Compass Bank			UBS AG/Jersey
1.85%, 09/29/2017	2,675	2,664	7.25%, 02/22/2022(d)	4,840	5,105
2.75%, 09/29/2019	4,550	4,514	UBS AG/Stamford CT
Cooperatieve Centrale Raiffeisen-			2.35%, 03/26/2020	3,575	3,576
Boerenleenbank BA/Netherlands			UBSGroup FundingJerseyLtd
4.38%, 08/04/2025	4,500	4,591	2.95%, 09/24/2020(b)	4,290	4,292
4.63%, 12/01/2023	2,800	2,921	4.13%, 09/24/2025(b)	5,505	5,529
5.25%, 08/04/2045	7,490	7,836	UBS Preferred Funding Trust V
5.75%, 12/01/2043	465	523	6.24%, 05/29/2049(a)	2,459	2,490
11.00%, 12/29/2049 (a),(b),(d)	1,560	1,940	US Bank NA/Cincinnati OH
Deutsche Bank Capital Funding Trust VII			2.80%, 01/27/2025	3,690	3,592
5.63%, 01/29/2049(a),(b),(d)	3,000	2,944	Wells Fargo & Co
Discover Bank/Greenwood DE			2.60%, 07/22/2020	2,520	2,542
2.60%, 11/13/2018	5,500	5,530	3.90%, 05/01/2045	25	23
Fifth Third Bank/Cincinnati OH			5.87%, 12/29/2049(a),(d)	2,865	3,030
2.88%, 10/01/2021	3,125	3,121	5.90%, 12/29/2049(a),(d)	2,075	2,127
First Horizon National Corp			Westpac Banking Corp
3.50%, 12/15/2020	4,600	4,584	0.66%, 05/19/2017(d)	6,650	6,648
Goldman Sachs Group Inc/The					$362,998
2.60%, 04/23/2020	2,590	2,601
3.85%, 07/08/2024	4,405	4,494	Beverages - 0.37%
4.25%, 10/21/2025	5,490	5,488	Ajecorp BV
4.75%, 10/21/2045	3,570	3,621	6.50%, 05/14/2022	1,100	558
5.15%, 05/22/2045	5,000	5,019	Anheuser-Busch Cos LLC
5.38%, 03/15/2020	2,415	2,697	5.60%, 03/01/2017	1,090	1,148
5.38%, 12/29/2049(a),(d)	9,945	9,846	Anheuser-Busch InBev Worldwide Inc
5.95%, 01/15/2027	1,725	1,963	3.75%, 07/15/2042	2,210	1,875
6.75%, 10/01/2037	735	886	Coca-Cola Co/The
Huntington National Bank/The			2.88%, 10/27/2025	3,545	3,511
0.74%, 04/24/2017(d)	12,100	12,024	Coca-Cola Icecek AS
			4.75%, 10/01/2018(b)	2,050	2,131
2.88%, 08/20/2020	2,000	2,006
ING Bank NV			Constellation Brands Inc
1.02%, 10/01/2019(b),(d)	3,000	2,976	3.75%, 05/01/2021	1,265	1,293
2.70%, 08/17/2020(b)	10,235	10,351	3.88%, 11/15/2019	520	541
5.80%, 09/25/2023(b)	4,425	4,865	4.25%, 05/01/2023	1,855	1,899
Intesa Sanpaolo SpA			Corp Lindley SA
			6.75%, 11/23/2021(b)	700	773
3.13%, 01/15/2016	3,070	3,083
5.02%, 06/26/2024(b)	10,415	10,432	6.75%, 11/23/2021	865	956
7.70%, 12/29/2049(a),(b),(d)	2,610	2,639	Pernod Ricard SA
			5.75%, 04/07/2021(b)	1,045	1,164
JPMorgan Chase & Co
4.50%, 01/24/2022	1,225	1,327			$15,849
4.95%, 06/01/2045	3,540	3,580	Biotechnology - 0.94%
5.00%, 12/29/2049(a),(d)	3,625	3,574
			Celgene Corp
Morgan Stanley			2.13%, 08/15/2018	815	821
1.75%, 02/25/2016	8,610	8,641	2.88%, 08/15/2020	3,375	3,396
2.38%, 07/23/2019	6,435	6,466	3.88%, 08/15/2025	8,315	8,337
4.00%, 07/23/2025	3,290	3,383	4.63%, 05/15/2044	665	636
4.30%, 01/27/2045	3,140	3,009	5.00%, 08/15/2045	2,670	2,679

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Biotechnology (continued)			Commercial Mortgage Backed Securities (continued)
Celgene Corp (continued)			Banc of America Commercial Mortgage Trust
5.25%, 08/15/2043	$115	$118	2015-UB	S7
Genzyme Corp			3.71%, 09/15/2048		$2,000	$2,085
5.00%, 06/15/2020	810	907	BCRR Trust 2009-1
Gilead Sciences Inc			5.86%, 07/17/2040(b)		1,945	2,047
2.55%, 09/01/2020	8,045	8,122	CD 2006-CD3 Mortgage Trust
3.05%, 12/01/2016	840	860	5.62%, 10/15/2048		1,725	1,755
3.65%, 03/01/2026	8,985	9,084	CD 2007-CD4 Commercial Mortgage Trust
4.60%, 09/01/2035	2,095	2,127	5.37%, 12/11/2049		5,490	5,645
4.75%, 03/01/2046	2,325	2,352	CFCRE Commercial Mortgage Trust 2011-
4.80%, 04/01/2044	575	581	C2
		$40,020	5.57%, 12/15/2047(b),(d)		800	887
			Citigroup Commercial Mortgage Trust 2012-
Building Materials - 0.63%			GC8
Boise Cascade Co			4.29%, 09/10/2045(b)		800	839
6.38%, 11/01/2020	390	404	Citigroup Commercial Mortgage Trust 2015-
Cemex SAB de CV			GC27
6.13%, 05/05/2025(b)	650	616
			3.14%, 02/10/2048(d)		5,000	4,964
7.25%, 01/15/2021(b)	4,385	4,495
			3.57%, 02/10/2048(d)		6,500	6,508
CRH America Inc			Citigroup Commercial Mortgage Trust 2015-
3.88%, 05/18/2025(b)	2,320	2,328
5.13%, 05/18/2045(b)	1,355	1,404	GC29
			3.19%, 04/10/2048(d)		3,000	2,996
8.13%, 07/15/2018	3,425	3,958	4.16%, 04/10/2048(d)		2,000	1,910
Martin Marietta Materials Inc			COMM 2010-RR1
1.43%, 06/30/2017(d)	9,280	9,217
			5.54%, 12/11/2049(b),(d)		900	933
4.25%, 07/02/2024	2,830	2,800	COMM 2013-CCRE11 Mortgage Trust
Norbord Inc			1.18%, 10/10/2046(d)		59,326	3,856
5.38%, 12/01/2020(b)	650	661
			4.72%, 10/10/2046		5,000	5,525
Vulcan Materials Co			COMM 2013-CCRE6 Mortgage Trust
4.50%, 04/01/2025	915	936	4.17%, 03/10/2046(b),(d)		500	447
		$26,819	COMM 2013-LC6 Mortgage Trust
			4.29%, 01/10/2046(b),(d)		1,470	1,329
Chemicals - 0.56%
A Schulman Inc			COMM 2014-CCRE16 Mortgage Trust
6.88%, 06/01/2023(b)	665	660	4.05%, 04/10/2047		600	643
Agrium Inc			COMM 2014-CCRE17 Mortgage Trust
			4.74%, 05/10/2047(d)		1,850	1,895
3.38%, 03/15/2025	4,630	4,326
Aruba Investments Inc			COMM 2014-LC17 Mortgage Trust
8.75%, 02/15/2023(b)	1,000	988	4.49%, 10/10/2047		5,000	5,254
Axiall Corp			COMM 2014-UBS5 Mortgage Trust
			1.10%, 09/10/2047(d)		71,459	4,329
4.88%, 05/15/2023	1,700	1,616
Blue Cube Spinco Inc			COMM 2015-CCRE22 Mortgage Trust
9.75%, 10/15/2023(b)	365	393	4.13%, 03/10/2048(d)		1,750	1,668
CF Industries Inc			COMM 2015-PC1 Mortgage Trust
4.95%, 06/01/2043	1,350	1,259	4.29%, 07/10/2050(d)		2,000	2,100
5.15%, 03/15/2034	1,595	1,572	Commercial Mortgage Pass Through
Consolidated Energy Finance SA			Certificates
6.75%, 10/15/2019(b)	2,200	2,189	4.77%, 10/15/2045(b),(d)		5,290	5,364
Cornerstone Chemical Co			Credit Suisse Commercial Mortgage Trust
9.38%, 03/15/2018(b)	720	727	Series 2006-C3
Dow Chemical Co/The			5.82%, 06/15/2038(d)		85	85
4.38%, 11/15/2042	515	463	Credit Suisse Commercial Mortgage Trust
Eagle Spinco Inc			Series 2006-C5
4.63%, 02/15/2021	2,280	2,220	0.72%, 12/15/2039(d)		13,341	63
Mexichem SAB de CV			Credit Suisse Commercial Mortgage Trust
5.88%, 09/17/2044	1,300	1,162	Series 2007-C3
Monsanto Co			5.70%, 06/15/2039(d)		1,577	1,642
3.95%, 04/15/2045	2,780	2,347	Credit Suisse First Boston Mortgage Securities
4.40%, 07/15/2044	802	715	Corp
NOVA Chemicals Corp			0.48%, 11/15/2037(b),(d)		696	—
5.00%, 05/01/2025(b)	985	985	4.77%, 07/15/2037		59	59
5.25%, 08/01/2023(b)	2,245	2,297	CSMC Series 2009-RR1
			5.38%, 02/15/2040(b)		3,165	3,252
		$23,919
			CSMC Series 2009-RR3
Commercial Mortgage Backed Securities - 5.83%			5.34%, 12/15/2043(b),(d)		1,545	1,608
Banc of America Commercial Mortgage Trust			DBUBS 2011-LC2 Mortgage Trust
2007-3			4.54%, 07/10/2044(b)		5,000	5,511
0.48%, 06/10/2049(b),(d)	1,000	975	5.46%, 07/10/2044(b),(d)		5,000	5,261
Banc of America Commercial Mortgage Trust			GE Commercial Mortgage Corp Series 2007-
2008-1			C1 Trust
6.26%, 02/10/2051(d)	3,255	3,512	5.61%, 12/10/2049(d)		6,575	6,807
			GS Mortgage Securities Trust 2011-GC5
			1.64%, 08/10/2044(b),(d)		147,729	6,815

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

	Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
	GS Mortgage Securities Trust 2012-GCJ7			LB-UBS Commercial Mortgage Trust 2007-
	2.53%, 05/10/2045(d)	$18,917	$1,768	C6
	GS Mortgage Securities Trust 2013-GC16			6.11%, 07/15/2040		$7,350	$7,770
	1.52%, 11/10/2046(d)	30,887	2,084	ML-CFC Commercial Mortgage Trust 2006-
	5.32%, 11/10/2046(d)	800	861	4
	GS Mortgage Securities Trust 2013-GCJ12			5.20%, 12/12/2049		2,000	2,068
	3.78%, 06/10/2046(d)	780	778	Morgan Stanley Bank of America Merrill
	GS Mortgage Securities Trust 2014-GC26			Lynch Trust 2013-C11
	1.11%, 11/10/2047(d)	50,230	3,541	0.75%, 08/15/2046(d)		29,056	658
	GS Mortgage Securities Trust 2015-GC34			Morgan Stanley Bank of America Merrill
	3.51%, 10/10/2048(d)	1,482	1,511	Lynch Trust 2013-C9
	JP Morgan Chase Commercial Mortgage			3.46%, 05/15/2046		1,781	1,810
	Securities Corp			Morgan Stanley Bank of America Merrill
	1.87%, 12/15/2047(d)	21,562	1,711	Lynch Trust 2014-C15
	3.35%, 12/15/2047(b),(d)	500	509	1.20%, 04/15/2047(d)		55,325	3,599
	JP Morgan Chase Commercial Mortgage			4.05%, 04/15/2047		3,000	3,215
	Securities Trust 2005-CIBC12			Morgan Stanley Bank of America Merrill
	5.30%, 09/12/2037(d)	300	79	Lynch Trust 2014-C16
	JP Morgan Chase Commercial Mortgage			1.24%, 06/15/2047(d)		25,721	1,725
	Securities Trust 2006-CIBC17			4.76%, 06/15/2047(d)		4,250	4,334
	5.43%, 12/12/2043	2,096	2,147	Morgan Stanley Bank of America Merrill
	5.46%, 12/12/2043	5,000	5,059	Lynch Trust 2014-C18
	JP Morgan Chase Commercial Mortgage			4.44%, 10/15/2047(d)		3,250	3,423
	Securities Trust 2006-LDP9			Morgan Stanley Bank of America Merrill
	5.34%, 05/15/2047	215	221	Lynch Trust 2015-C20
	JP Morgan Chase Commercial Mortgage			3.61%, 02/15/2048(d)		2,000	2,014
	Securities Trust 2007-C1			4.16%, 02/15/2048(d)		1,975	1,936
	5.95%, 02/15/2051(d)	10,000	10,607	Morgan Stanley Bank of America Merrill
	JP Morgan Chase Commercial Mortgage			Lynch Trust 2015-C26
	Securities Trust 2010-C1			3.89%, 11/15/2048(c),(f)		3,000	3,090
	5.95%, 06/15/2043(b)	2,585	2,822	Morgan Stanley Capital I Trust 2007-IQ13
	JP Morgan Chase Commercial Mortgage			5.36%, 03/15/2044(d)		700	722
	Securities Trust 2011-C5			MSBAM Commercial Mortgage Securities
	3.15%, 08/15/2046	1,791	1,814	Trust 2012-CKSV
	5.32%, 08/15/2046(b),(d)	800	862	1.13%, 10/15/2030(b),(d)		23,195	1,464
	JP Morgan Chase Commercial Mortgage			UBS Commercial Mortgage Trust 2012-C1
	Securities Trust 2013-C16			3.40%, 05/10/2045(d)		550	571
	1.34%, 12/15/2046(d)	13,248	753	UBS-Barclays Commercial Mortgage Trust
	JPMBB Commercial Mortgage Securities			2012	-C3
	Trust 2013-C15			3.09%, 08/10/2049(d)		1,610	1,644
	1.57%, 11/15/2045(d)	49,333	2,993	4.96%, 08/10/2049(b),(d)		1,500	1,587
	JPMBB Commercial Mortgage Securities			UBS-Barclays Commercial Mortgage Trust
	Trust 2014-C18			2012	-C4
	4.81%, 02/15/2047(d)	2,700	2,737	1.82%, 12/10/2045(b),(d)		20,009	1,792
	JPMBB Commercial Mortgage Securities			3.32%, 12/10/2045(b),(d)		2,300	2,325
	Trust 2014-C19			UBS-Barclays Commercial Mortgage Trust
	1.27%, 04/15/2047(d)	47,373	2,345	2013	-C5
	JPMBB Commercial Mortgage Securities			3.18%, 03/10/2046(d)		2,025	2,062
	Trust 2014-C24			4.09%, 03/10/2046(b),(d)		1,090	1,001
	1.08%, 11/15/2047(d)	9,457	575	Wachovia Bank Commercial Mortgage Trust
	3.93%, 11/15/2047(b),(d)	1,000	830	Series 2006-C27
	4.43%, 11/15/2047(d)	4,350	4,304	5.77%, 07/15/2045		1,138	1,150
	JPMBB Commercial Mortgage Securities			Wachovia Bank Commercial Mortgage Trust
	Trust 2015-C28			Series 2006-C28
	3.99%, 10/15/2048(d)	7,000	6,705	0.35%, 10/15/2048(b),(d)		18,932	18,796
	JPMBB Commercial Mortgage Securities			Wachovia Bank Commercial Mortgage Trust
	Trust 2015-C31			Series 2007-C30
	1.04%, 08/15/2048(d)	43,414	2,909	0.40%, 12/15/2043(b),(d)		1,350	1,311
LB	-UBS Commercial Mortgage Trust 2005-			5.25%, 12/15/2043		1,013	1,018
	C3			Wachovia Bank Commercial Mortgage Trust
	0.65%, 07/15/2040(b),(d)	2,746	81	Series 2007-C34
LB	-UBS Commercial Mortgage Trust 2005-			5.68%, 05/15/2046(d)		243	256
	C7			Wells Fargo Commercial Mortgage Trust
	5.32%, 11/15/2040	250	250	2015-NX	S3
LB	-UBS Commercial Mortgage Trust 2007-			4.64%, 09/15/2057(d)		1,400	1,433
	C1			WFRBS Commercial Mortgage Trust 2013-
	0.41%, 02/15/2040(d)	9,921	49	C12
LB	-UBS Commercial Mortgage Trust 2007-			1.47%, 03/15/2048(b),(d)		58,213	4,125
	C2			WFRBS Commercial Mortgage Trust 2014-
	5.43%, 02/15/2040	1,912	1,981	C22
				4.07%, 09/15/2057		5,000	5,214
				4.37%, 09/15/2057(d)		2,000	2,066

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)			Distribution & Wholesale (continued)
WFRBS Commercial Mortgage Trust 2014-			HD Supply Inc (continued)
C23			7.50%, 07/15/2020	$725	$772
0.71%, 10/15/2057(d)	$54,515	$2,306	WW Grainger Inc
		$247,940	4.60%, 06/15/2045	3,425	3,648
					$5,762
Commercial Services - 0.15%
Ahern Rentals Inc			Diversified Financial Services - 1.89%
7.38%, 05/15/2023(b)	760	707	AerCap Ireland Capital Ltd / AerCap Global
ERAC USA Finance LLC			Aviation Trust
3.30%, 10/15/2022(b)	3,695	3,674	4.63%, 10/30/2020	605	627
4.50%, 02/15/2045(b)	195	181	Aircastle Ltd
Jurassic Holdings III Inc			4.63%, 12/15/2018	380	394
6.88%, 02/15/2021(b)	385	277	5.13%, 03/15/2021	2,340	2,469
Moody's Corp			5.50%, 02/15/2022	530	560
5.25%, 07/15/2044	680	714	7.63%, 04/15/2020	240	277
TMS International Corp			Ally Financial Inc
7.63%, 10/15/2021(b)	925	847	4.75%, 09/10/2018	220	229
		$6,400	Countrywide Financial Corp
			6.25%, 05/15/2016	4,530	4,651
Computers - 0.91%			Credit Acceptance Corp
Apple Inc			6.13%, 02/15/2021	3,010	3,010
0.55%, 05/03/2018(d)	5,473	5,476
			7.38%, 03/15/2023(b)	1,275	1,320
0.60%, 05/06/2019(d)	3,980	3,965
			Denali Borrower LLC / Denali Finance Corp
2.85%, 05/06/2021	230	237	5.63%, 10/15/2020(b)	1,420	1,511
3.45%, 02/09/2045	2,035	1,755	Fly Leasing Ltd
Compiler Finance Sub Inc			6.38%, 10/15/2021	2,050	2,112
7.00%, 05/01/2021(b)	515	273
			GE Capital International Funding Co
Dell Inc			0.96%, 04/15/2016(b)	4,671	4,670
5.65%, 04/15/2018	365	379	2.34%, 11/15/2020(b)	19,706	19,763
Hewlett Packard Enterprise Co			4.42%, 11/15/2035(b)	1,714	1,779
2.85%, 10/05/2018(b)	1,390	1,393
3.60%, 10/15/2020(b)	3,445	3,470	General Electric Capital Corp
			5.25%, 06/29/2049(a),(d)	2,690	2,811
4.90%, 10/15/2025(b)	2,005	1,981
6.20%, 10/15/2035(b)	2,495	2,434	5.30%, 02/11/2021	6,800	7,762
6.35%, 10/15/2045(b)	3,665	3,550	5.88%, 01/14/2038	534	659
			Icahn Enterprises LP / Icahn Enterprises
HP Inc			Finance Corp
6.00%, 09/15/2041	2,180	2,096	3.50%, 03/15/2017	395	400
IHS Inc			4.88%, 03/15/2019	940	961
5.00%, 11/01/2022	285	288	6.00%, 08/01/2020	1,025	1,070
International Business Machines Corp			ILFC E-Capital Trust II
0.68%, 02/12/2019(d)	5,550	5,505
			6.25%, 12/21/2065(b),(d)	155	146
NCR Corp			International Lease Finance Corp
4.63%, 02/15/2021	751	742	2.29%, 06/15/2016(d)	30	30
Seagate HDD Cayman			6.25%, 05/15/2019	2,405	2,615
4.88%, 06/01/2027(b)	2,970	2,582
5.75%, 12/01/2034(b)	3,300	2,792	National Rural Utilities Cooperative Finance
			Corp
		$38,918	0.56%, 05/12/2017(d)	4,200	4,197
			4.75%, 04/30/2043(d)	855	850
Consumer Products - 0.02%
Spectrum Brands Inc			Navient Corp
5.75%, 07/15/2025(b)	650	693	6.13%, 03/25/2024	1,025	925
			OneMain Financial Holdings Inc
			7.25%, 12/15/2021(b)	1,225	1,280
Credit Card Asset Backed Securities - 0.59%			Peachtree Corners Funding Trust
BA Credit Card Trust			3.98%, 02/15/2025(b)	10,340	10,406
0.49%, 01/15/2020(d)	1,115	1,113
			Springleaf Finance Corp
Barclays Dryrock Issuance Trust			5.25%, 12/15/2019	2,000	1,990
0.54%, 03/16/2020(d)	5,000	4,992
			6.90%, 12/15/2017	135	142
1.48%, 09/15/2020	2,250	2,255	SUAM Finance BV
Chase Issuance Trust			4.88%, 04/17/2024(b)	625	644
0.45%, 04/15/2019(d)	7,183	7,144
					$80,260
0.66%, 04/15/2019(d)	2,150	2,141
Citibank Credit Card Issuance Trust			Electric - 3.13%
0.40%, 08/24/2018(d)	6,625	6,620	Alabama Power Co
World Financial Network Credit Card Master			3.75%, 03/01/2045	1,835	1,680
Trust			3.85%, 12/01/2042	850	789
1.26%, 03/15/2021	785	784	4.15%, 08/15/2044	3,335	3,225
		$25,049	CMS Energy Corp
			4.70%, 03/31/2043	910	925
Distribution & Wholesale - 0.14%			4.88%, 03/01/2044	1,835	1,896
Global Partners LP / GLP Finance Corp			Commonwealth Edison Co
7.00%, 06/15/2023	975	917	3.70%, 03/01/2045	3,680	3,373
HD Supply Inc			3.80%, 10/01/2042	2,170	2,047
5.25%, 12/15/2021(b)	405	425
			4.60%, 08/15/2043	1,380	1,458

See accompanying notes

Schedule of Investments Core Plus Bond Fund October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)			Electric (continued)
Consolidated Edison Co of New York Inc			Puget Energy Inc
3.30%, 12/01/2024	$3,000	$3,044	6.00%, 09/01/2021	$2,935	$3,369
4.63%, 12/01/2054	1,940	1,964	Southern California Edison Co
Dominion Resources Inc/VA			3.60%, 02/01/2045	3,660	3,372
3.90%, 10/01/2025	4,530	4,592	3.90%, 12/01/2041	390	376
DTE Energy Co			4.05%, 03/15/2042	1,610	1,599
6.38%, 04/15/2033	4,795	5,894	Virginia Electric & Power Co
Duke Energy Corp			4.00%, 01/15/2043	245	240
3.75%, 04/15/2024	1,500	1,549	4.45%, 02/15/2044	1,560	1,635
Dynegy Inc			4.65%, 08/15/2043	1,620	1,744
6.75%, 11/01/2019	715	713			$133,022
7.38%, 11/01/2022	1,385	1,388
Edison International			Electronics - 0.17%
3.75%, 09/15/2017	1,420	1,474	Keysight Technologies Inc
			3.30%, 10/30/2019(b)	4,300	4,257
Electricite de France SA			4.55%, 10/30/2024(b)	2,790	2,661
2.15%, 01/22/2019(b)	1,805	1,807
2.35%, 10/13/2020(b)	16,390	16,207	Sanmina Corp
			4.38%, 06/01/2019(b)	210	214
3.63%, 10/13/2025(b)	3,205	3,193
4.88%, 01/22/2044(b)	1,140	1,136			$7,132
4.95%, 10/13/2045(b)	1,515	1,501
			Engineering & Construction - 0.07%
5.63%, 12/29/2049(a),(b),(d)	4,365	4,314	Aguila 3 SA
Elwood Energy LLC			7.88%, 01/31/2018(b)	390	399
8.16%, 07/05/2026	664	734	SBA Tower Trust
Exelon Corp			2.90%, 10/15/2044(b)	2,700	2,684
2.85%, 06/15/2020	4,560	4,564			$3,083
3.95%, 06/15/2025	3,225	3,256
5.10%, 06/15/2045	1,480	1,523	Entertainment - 0.30%
Florida Power & Light Co			Carmike Cinemas Inc
4.05%, 06/01/2042	1,035	1,029	6.00%, 06/15/2023(b)	720	746
4.13%, 02/01/2042	755	763	CCM Merger Inc
Indiantown Cogeneration LP			9.13%, 05/01/2019(b)	2,640	2,798
9.77%, 12/15/2020	821	931	Cinemark USA Inc
Kentucky Utilities Co			4.88%, 06/01/2023	2,555	2,520
3.30%, 10/01/2025	3,950	4,016	DreamWorks Animation SKG Inc
Lamar Funding Ltd			6.88%, 08/15/2020(b)	1,435	1,428
3.96%, 05/07/2025(b)	2,000	1,873	Eldorado Resorts Inc
Louisville Gas & Electric Co			7.00%, 08/01/2023(b)	1,175	1,190
3.30%, 10/01/2025	5,470	5,575	Lions Gate Entertainment Corp
MidAmerican Energy Co			5.25%, 08/01/2018	265	274
4.25%, 05/01/2046	2,900	2,936	Peninsula Gaming LLC / Peninsula Gaming
Miran Mid-Atlantic Series C Pass Through			Corp
Trust			8.38%, 02/15/2018(b)	1,200	1,248
10.06%, 12/30/2028	2,197	2,203	Regal Entertainment Group
Mirant Mid-Atlantic Series B Pass Through			5.75%, 03/15/2022	1,785	1,843
Trust			WMG Acquisition Corp
9.13%, 06/30/2017	307	310	6.00%, 01/15/2021(b)	126	130
Northern States Power Co/MN			WMG Holdings Corp
3.40%, 08/15/2042	265	236	13.75%, 10/01/2019	755	801
NRG Energy Inc					$12,978
6.25%, 05/01/2024	835	747
			Environmental Control - 0.03%
8.25%, 09/01/2020	820	840	Republic Services Inc
Oncor Electric Delivery Co LLC			3.80%, 05/15/2018	1,215	1,270
2.15%, 06/01/2019	4,630	4,595
5.25%, 09/30/2040	950	1,035
Pacific Gas & Electric Co			Food- 1.05%
3.50%, 06/15/2025	3,320	3,354	BI-LO LLC / BI-LO Finance Corp
4.45%, 04/15/2042	645	651	9.25%, 02/15/2019(b)	1,075	1,105
PacifiCorp			Cencosud SA
3.85%, 06/15/2021	1,137	1,206	5.50%, 01/20/2021(b)	350	367
4.10%, 02/01/2042	1,675	1,644	5.50%, 01/20/2021	2,100	2,202
Perusahaan Listrik Negara PT			Gruma SAB de CV
5.50%, 11/22/2021(b)	1,875	1,934	4.88%, 12/01/2024(b)	3,200	3,384
PPL Electric Utilities Corp			Grupo Bimbo SAB de CV
3.00%, 09/15/2021	465	478	4.88%, 06/27/2044(b)	2,150	1,926
4.75%, 07/15/2043	1,435	1,566	Ingles Markets Inc
PPL WEM Ltd / Western Power Distribution			5.75%, 06/15/2023	1,305	1,331
Ltd			JBS USA LLC / JBS USA Finance Inc
3.90%, 05/01/2016(b)	2,470	2,499	5.75%, 06/15/2025(b)	915	885
5.38%, 05/01/2021(b)	5,140	5,683	JM Smucker Co/The
Public Service Electric & Gas Co			2.50%, 03/15/2020	2,000	1,999
3.65%, 09/01/2042	365	337	3.50%, 03/15/2025	2,910	2,919
			4.38%, 03/15/2045	4,910	4,788

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Food (continued)			Healthcare - Services (continued)
Kraft Heinz Foods Co			Anthem Inc (continued)
2.80%, 07/02/2020(b)	$6,475	$6,500	4.35%, 08/15/2020	$505	$537
5.00%, 07/15/2035(b)	1,155	1,205	4.63%, 05/15/2042	1,485	1,449
5.20%, 07/15/2045(b)	8,310	8,810	4.65%, 01/15/2043	1,250	1,229
Post Holdings Inc			4.65%, 08/15/2044	855	843
7.75%, 03/15/2024(b)	475	506	Centene Corp
Smithfield Foods Inc			4.75%, 05/15/2022	2,040	2,030
5.25%, 08/01/2018(b)	855	868	5.75%, 06/01/2017	4,580	4,775
5.88%, 08/01/2021(b)	1,425	1,496	Cigna Corp
Wm Wrigley Jr Co			4.00%, 02/15/2022	1,875	1,951
2.40%, 10/21/2018(b)	1,650	1,676	Fresenius Medical Care US Finance II Inc
3.38%, 10/21/2020(b)	2,745	2,845	4.75%, 10/15/2024(b)	1,180	1,195
		$44,812	5.88%, 01/31/2022(b)	985	1,074
			6.50%, 09/15/2018(b)	330	362
Forest Products & Paper - 0.13%			HCA Holdings Inc
Domtar Corp			6.25%, 02/15/2021	925	1,011
6.25%, 09/01/2042	2,155	2,103	HCA Inc
Klabin Finance SA			4.75%, 05/01/2023	2,685	2,752
5.25%, 07/16/2024(b)	1,600	1,437
			5.00%, 03/15/2024	1,045	1,076
Resolute Forest Products Inc			5.25%, 04/15/2025	1,500	1,552
5.88%, 05/15/2023	645	480	5.38%, 02/01/2025	225	231
Sappi Papier Holding GmbH			5.88%, 03/15/2022	580	638
7.50%, 06/15/2032(b)	630	586
			IASIS Healthcare LLC / IASIS Capital Corp
Tembec Industries Inc			8.38%, 05/15/2019	310	317
9.00%, 12/15/2019(b)	805	644
			MPH Acquisition Holdings LLC
Verso Paper Holdings LLC / Verso Paper Inc			6.63%, 04/01/2022(b)	2,390	2,438
11.75%, 01/15/2019	835	188	Tenet Healthcare Corp
		$5,438	6.00%, 10/01/2020	155	167
Gas- 0.05%			UnitedHealth Group Inc
Dominion Gas Holdings LLC			1.90%, 07/16/2018	2,425	2,454
4.80%, 11/01/2043	75	73	4.63%, 07/15/2035	4,780	5,072
Nakilat Inc			4.75%, 07/15/2045	4,205	4,470
6.07%, 12/31/2033	350	405	WellCare Health Plans Inc
Talent Yield Investments Ltd			5.75%, 11/15/2020	5,390	5,633
4.50%, 04/25/2022(b)	1,500	1,564			$45,283
		$2,042	Holding Companies - Diversified - 0.08%
Healthcare - Products - 1.23%			Alfa SAB de CV
			5.25%, 03/25/2024(b)	1,323	1,391
Becton Dickinson and Co
2.68%, 12/15/2019	2,900	2,933	Alphabet Holding Co Inc
ConvaTec Finance International SA			7.75%, 11/01/2017	820	806
8.25%, PIK 9.00%, 01/15/2019(b),(e)	2,250	2,244	Argos Merger Sub Inc
			7.13%, 03/15/2023(b)	1,115	1,173
ConvaTec Healthcare E SA
10.50%, 12/15/2018 (b)	400	414			$3,370
DJO Finco Inc / DJO Finance LLC / DJO			Home Builders - 0.24%
Finance Corp			Beazer Homes USA Inc
8.13%, 06/15/2021(b)	1,720	1,707
			6.63%, 04/15/2018	685	707
Hill-Rom Holdings Inc			CalAtlantic Group Inc
5.75%, 09/01/2023(b),(d)	740	755
			5.88%, 11/15/2024	520	546
Kinetic Concepts Inc / KCI USA Inc			KB Home
10.50%, 11/01/2018	1,325	1,399	4.75%, 05/15/2019	390	384
Mallinckrodt International Finance SA /			Lennar Corp
Mallinckrodt CB LLC			4.13%, 12/01/2018	1,725	1,764
5.63%, 10/15/2023(b)	1,840	1,737
			4.50%, 11/15/2019	675	699
Medtronic Inc			4.75%, 11/15/2022(d)	2,215	2,215
2.50%, 03/15/2020	2,160	2,194	WCI Communities Inc
3.50%, 03/15/2025	4,211	4,312	6.88%, 08/15/2021	2,105	2,210
4.38%, 03/15/2035	5,170	5,354	Woodside Homes Co LLC / Woodside Homes
4.63%, 03/15/2045	7,510	7,895	Finance Inc
Universal Hospital Services Inc			6.75%, 12/15/2021(b)	1,725	1,604
7.63%, 08/15/2020	1,470	1,402			$10,129
Zimmer Biomet Holdings Inc
2.00%, 04/01/2018	4,000	4,001	Home Equity Asset Backed Securities - 0.03%
2.70%, 04/01/2020	10,765	10,734	First NLC Trust 2005-1
3.15%, 04/01/2022	1,035	1,027	0.69%, 05/25/2035(d)	314	219
3.55%, 04/01/2025	3,915	3,852	JP Morgan Mortgage Acquisition Trust 2006-
4.25%, 08/15/2035	325	307	CW2
		$52,267	0.35%, 08/25/2036(d)	819	769
			New Century Home Equity Loan Trust 2005-
Healthcare - Services - 1.06%			1
Anthem Inc			0.78%, 03/25/2035(d)	85	85
3.13%, 05/15/2022	865	857
3.50%, 08/15/2024	1,175	1,170

See accompanying notes

Schedule of Investments Core Plus Bond Fund October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) )	Value (000's

Home Equity Asset Backed Securities (continued)			Lodging (continued)
Saxon Asset Securities Trust 2004-1			Boyd Gaming Corp (continued)
1.89%, 03/25/2035(d)	$282	$133	9.00%, 07/01/2020	$364	$392
Specialty Underwriting & Residential Finance			MGM Resorts International
Trust Series 2004-BC1			6.00%, 03/15/2023	705	716
0.96%, 02/25/2035(d)	303	278	6.63%, 12/15/2021	1,065	1,137
		$1,484	7.75%, 03/15/2022	85	94
			8.63%, 02/01/2019	190	215
Insurance - 2.17%			10.00%, 11/01/2016	1,205	1,293
ACE INA Holdings Inc			Wyndham Worldwide Corp
2.30%, 11/03/2020(f)	8,575	8,580
3.35%, 05/03/2026(f)	5,395	5,413	2.50%, 03/01/2018	2,920	2,924
					$7,317
American International Group Inc
3.38%, 08/15/2020	6,505	6,792	Machinery - Construction & Mining - 0.02%
3.75%, 07/10/2025	7,060	7,173	Vander Intermediate Holding II Corp
3.88%, 01/15/2035	5,400	5,059	9.75%, PIK 10.50%, 02/01/2019 (b),(e)	875	757
4.50%, 07/16/2044	6,000	5,876
4.80%, 07/10/2045	1,470	1,516
			Machinery - Diversified - 0.03%
CNO Financial Group Inc
			CNH Industrial America LLC
4.50%, 05/30/2020	650	676
			7.25%, 01/15/2016	150	152
Liberty Mutual Group Inc
4.25%, 06/15/2023(b)	2,270	2,327	CNH Industrial Capital LLC
			3.88%, 07/16/2018(b)	1,330	1,333
7.00%, 03/07/2067(b),(d)	2,760	2,646
7.80%, 03/07/2087(b)	1,695	1,987			$1,485
Pricoa Global Funding I			Media- 2.65%
2.20%, 05/16/2019(b)	3,170	3,177	21st Century Fox America Inc
Prudential Financial Inc			3.70%, 10/15/2025(b)	2,620	2,620
5.38%, 05/15/2045(d)	6,175	6,206	4.75%, 09/15/2044	850	853
TIAA Asset Management Finance Co LLC			4.95%, 10/15/2045(b)	820	839
2.95%, 11/01/2019(b)	6,675	6,759	5.40%, 10/01/2043	1,465	1,571
Voya Financial Inc			6.15%, 02/15/2041	3,275	3,825
5.50%, 07/15/2022	3,500	3,963	Altice Financing SA
5.65%, 05/15/2053(d)	8,615	8,723	6.50%, 01/15/2022(b)	475	481
XLIT Ltd			6.63%, 02/15/2023(b)	400	401
4.45%, 03/31/2025	9,000	8,998	7.88%, 12/15/2019(b)	400	418
5.50%, 03/31/2045	6,890	6,609	Altice Finco SA
		$92,480	7.63%, 02/15/2025(b)	1,425	1,350
			8.13%, 01/15/2024(b)	1,720	1,711
Internet - 0.15%			9.88%, 12/15/2020(b)	325	349
Alibaba Group Holding Ltd
3.13%, 11/28/2021(b)	3,200	3,151	Altice Luxembourg SA
			7.75%, 05/15/2022(b)	340	327
Zayo Group LLC / Zayo Capital Inc
6.00%, 04/01/2023(b)	2,115	2,156	Cable One Inc
			5.75%, 06/15/2022(b)	180	184
10.13%, 07/01/2020	883	962
			Cablevision Systems Corp
		$6,269	8.00%, 04/15/2020	990	965
Iron & Steel - 0.24%			CBS Corp
AK Steel Corp			5.75%, 04/15/2020	1,640	1,849
7.63%, 05/15/2020	820	426	CCO Holdings LLC / CCO Holdings Capital
ArcelorMittal			Corp
6.13%, 06/01/2018	345	346	5.13%, 05/01/2023(b)	4,820	4,832
6.25%, 03/01/2021(d)	1,940	1,832	CCO Safari II LLC
7.75%, 10/15/2039(d)	2,165	1,846	3.58%, 07/23/2020(b)	3,930	3,945
Commercial Metals Co			4.91%, 07/23/2025(b)	2,280	2,318
4.88%, 05/15/2023	2,785	2,465	6.38%, 10/23/2035(b)	585	603
7.35%, 08/15/2018	740	795	6.83%, 10/23/2055(b)	2,395	2,427
Samarco Mineracao SA			Comcast Corp
5.38%, 09/26/2024(b)	700	600	3.38%, 02/15/2025	7,450	7,587
Signode Industrial Group Lux SA/Signode			4.20%, 08/15/2034	510	506
Industrial Group US Inc			4.60%, 08/15/2045	325	337
6.38%, 05/01/2022(b)	2,240	2,100	6.40%, 03/01/2040	1,975	2,538
		$10,410	6.50%, 11/15/2035	330	421
			CSC Holdings LLC
Leisure Products & Services - 0.05%			6.75%, 11/15/2021	280	272
Harley-Davidson Inc			8.63%, 02/15/2019	185	197
4.63%, 07/28/2045	875	867	DIRECTV Holdings LLC / DIRECTV
Jarden Corp			Financing Co Inc
6.13%, 11/15/2022	110	114	3.80%, 03/15/2022	2,145	2,196
NCL Corp Ltd			4.45%, 04/01/2024	8,950	9,229
5.25%, 11/15/2019(b)	920	954
			6.00%, 08/15/2040	1,560	1,618
		$1,935	6.38%, 03/01/2041	1,195	1,290
Lodging - 0.17%			DISH DBS Corp
Boyd Gaming Corp			4.25%, 04/01/2018	710	709
6.88%, 05/15/2023	515	546	5.88%, 07/15/2022	1,890	1,852
			5.88%, 11/15/2024	1,125	1,076

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Mining (continued)
DISH DBS Corp (continued)			Rio Tinto Finance USA Ltd	(continued)
6.75%, 06/01/2021	$4,605	$4,755	9.00%, 05/01/2019		$2,670	$3,242
7.88%, 09/01/2019	1,517	1,665	Rio Tinto Finance USA PLC
NBCUniversal Enterprise Inc			2.00%, 03/22/2017		2,350	2,360
1.01%, 04/15/2018(b),(d)	5,490	5,492	St Barbara Ltd
NBCUniversal Media LLC			8.88%, 04/15/2018(b)		880	836
2.88%, 01/15/2023	4,325	4,338	Taseko Mines Ltd
4.45%, 01/15/2043	1	1	7.75%, 04/15/2019		330	172
Neptune Finco Corp			Teck Resources Ltd
6.63%, 10/15/2025(b)	445	468	2.50%, 02/01/2018		1,045	891
10.13%, 01/15/2023 (b)	1,250	1,322				$34,897
Numericable-SFR SAS
6.00%, 05/15/2022(b)	235	236	Miscellaneous Manufacturers - 0.48%
RCN Telecom Services LLC / RCN Capital			Bombardier Inc
			5.50%, 09/15/2018(b)		1,100	1,031
Corp			7.50%, 03/15/2025(b)		575	447
8.50%, 08/15/2020(b)	1,685	1,771
Time Warner Cable Inc			Ingersoll-Rand Global Holding Co Ltd
4.13%, 02/15/2021	2,840	2,915	2.88%, 01/15/2019		1,065	1,082
5.88%, 11/15/2040	10	9	5.75%, 06/15/2043		790	869
6.75%, 07/01/2018	920	1,021	Ingersoll-Rand Luxembourg Finance SA
8.75%, 02/14/2019	1,165	1,366	3.55%, 11/01/2024		3,405	3,372
Time Warner Inc			4.65%, 11/01/2044		1,185	1,128
2.10%, 06/01/2019	1,080	1,076	Siemens Financieringsmaatschappij NV
			1.45%, 05/25/2018(b)		1,133	1,131
4.05%, 12/15/2023	5,060	5,256	2.15%, 05/27/2020(b)		3,307	3,300
6.25%, 03/29/2041	6,685	7,629	4.40%, 05/27/2045(b)		800	828
Unitymedia GmbH
6.13%, 01/15/2025(b)	895	916	Tyco Electronics Group SA
			0.52%, 01/29/2016(d)		1,735	1,735
Unitymedia Hessen GmbH & Co KG /
Unitymedia NRW GmbH			2.38%, 12/17/2018		150	151
5.50%, 01/15/2023(b)	1,275	1,310	3.50%, 02/03/2022		2,935	3,000
Univision Communications Inc			7.13%, 10/01/2037		105	134
8.50%, 05/15/2021(b)	1,355	1,416	Tyco International Finance SA
Viacom Inc			5.13%, 09/14/2045		2,110	2,217
4.85%, 12/15/2034	3,405	2,937				$20,425
5.85%, 09/01/2043	885	833	Mortgage Backed Securities - 1.95%
VTR Finance BV			Adjustable Rate Mortgage Trust 2004-2
6.88%, 01/15/2024(b)	1,555	1,504	1.34%, 02/25/2035(d)		43	43
WideOpenWest Finance LLC /			Fannie Mae REMIC Trust 2005-W2
WideOpenWest Capital Corp			0.40%, 05/25/2035(d)		542	536
13.38%, 10/15/2019	1,535	1,562	Fannie Mae REMICS
10.25%, 07/15/2019	1,395	1,393	2.25%, 07/25/2040		277	277
		$112,887	3.50%, 09/25/2027(d)		9,723	1,220
			3.50%, 11/25/2027(d)		2,560	291
Metal Fabrication & Hardware - 0.03%
Wise Metals Intermediate Holdings LLC/Wise			3.50%, 05/25/2028		4,095	441
			5.90%, 02/25/2043(d)		7,898	1,686
Holdings Finance Corp			6.30%, 12/25/2021(d)		1,084	122
9.75%, PIK 10.50%, 06/15/2019 (b),(e)	1,455	1,353
			6.30%, 03/25/2022(d)		725	80
			38.03%, 08/25/2035 (d)		28	6
Mining - 0.82%			Freddie Mac REMICS
Anglo American Capital PLC			0.65%, 06/15/2023(d)		36	37
1.27%, 04/15/2016(b),(d)	4,150	4,129	0.80%, 08/15/2018(d)		368	371
Barrick Gold Corp			1.25%, 09/15/2033		2,076	2,079
3.85%, 04/01/2022	1,739	1,636	2.00%, 02/15/2036(d)		1,285	1,282
Barrick North America Finance LLC			2.75%, 03/15/2041		1,572	1,614
4.40%, 05/30/2021	2,881	2,863	3.00%, 09/15/2025(d)		5,713	321
BHP Billiton Finance USA Ltd			3.00%, 05/15/2027(d)		11,677	822
2.05%, 09/30/2018	1,670	1,675	3.00%, 10/15/2027(d)		1,601	153
FMG Resources August 2006 Pty Ltd			3.00%, 02/15/2029(d)		10,805	1,053
6.88%, 04/01/2022(b)	1,895	1,355	3.50%, 02/15/2028		7,131	726
8.25%, 11/01/2019(b)	880	748	3.50%, 01/15/2040(d)		6,606	857
9.75%, 03/01/2022(b)	405	403	3.50%, 03/15/2041		8,296	1,122
Freeport-McMoRan Inc			4.00%, 09/15/2021		15	15
2.30%, 11/14/2017	3,895	3,661	4.00%, 04/15/2025(d)		7,715	557
4.00%, 11/14/2021	4,000	3,358	6.02%, 07/15/2045(d)		21,000	4,732
5.40%, 11/14/2034	905	638	6.45%, 05/15/2026(d)		5,217	812
Glencore Funding LLC			6.55%, 09/15/2034(d)		1,051	132
3.13%, 04/29/2019(b)	945	810	Freddie Mac Structured Agency Credit Risk
Newmont Mining Corp			Debt Notes
4.88%, 03/15/2042	2,895	2,307	1.05%, 04/25/2024(d)		5,893	5,888
Rio Tinto Finance USA Ltd			1.10%, 10/25/2027(d)		7,161	7,128
3.50%, 11/02/2020	749	781	1.35%, 12/25/2027(d)		7,999	7,995
4.13%, 05/20/2021	2,885	3,032	1.44%, 03/25/2028(d)		4,959	4,955

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Freddie Mac Structured Agency Credit Risk			Drill Rigs Holdings Inc
Debt Notes (continued)			6.50%, 10/01/2017(b)	$330	$225
1.45%, 01/25/2025(d)	$3,820	$3,820	Encana Corp
1.55%, 08/25/2024(d)	917	916	5.15%, 11/15/2041	1,035	813
1.60%, 10/25/2024(d)	749	749	EP Energy LLC / Everest Acquisition Finance
1.65%, 09/25/2024(d)	12,203	12,252	Inc
1.85%, 08/25/2024(d)	3,406	3,422	6.38%, 06/15/2023	845	636
2.60%, 08/25/2024(d)	5,750	5,808	9.38%, 05/01/2020	2,665	2,319
Ginnie Mae			Halcon Resources Corp
1.75%, 10/16/2037	803	809	8.63%, 02/01/2020(b)	275	237
3.50%, 02/20/2040(d)	4,986	704	9.25%, 02/15/2022	150	48
4.50%, 05/16/2043(d)	3,873	751	9.75%, 07/15/2020	1,550	527
4.50%, 04/16/2044	1,295	160	Linn Energy LLC / Linn Energy Finance
5.00%, 10/16/2022(d)	1,584	38	Corp
5.41%, 02/20/2045(d)	10,185	2,141	6.25%, 11/01/2019(d)	820	193
6.46%, 08/20/2038(d)	10,746	1,762	6.50%, 05/15/2019	1,015	264
Impac CMB Trust Series 2007-A			8.63%, 04/15/2020	310	81
0.45%, 05/25/2037(b),(d)	1,753	1,638	Marathon Petroleum Corp
Merrill Lynch Mortgage Investors Trust Series			4.75%, 09/15/2044	3,485	3,161
2005-A8			Nabors Industries Inc
0.55%, 08/25/2036(d)	168	148	2.35%, 09/15/2016	1,400	1,393
Residential Asset Securitization Trust 2004-			Noble Energy Inc
A10			3.90%, 11/15/2024	4,485	4,269
5.50%, 02/25/2035	130	130	5.05%, 11/15/2044	3,025	2,768
Wells Fargo Mortgage Backed Securities			Northern Blizzard Resources Inc
2005-AR16 Trust			7.25%, 02/01/2022(b)	715	586
2.70%, 03/25/2035(d)	448	441	Oasis Petroleum Inc
		$83,042	6.50%, 11/01/2021	455	388
			6.88%, 03/15/2022	290	247
Office & Business Equipment - 0.11%			6.88%, 01/15/2023	1,870	1,618
Xerox Corp			Ocean Rig UDW Inc
2.95%, 03/15/2017	555	561	7.25%, 04/01/2019(b)	1,320	614
3.50%, 08/20/2020	1,795	1,755	Pacific Exploration and Production Corp
6.75%, 02/01/2017	550	580	5.13%, 03/28/2023(b)	700	256
6.75%, 12/15/2039	1,730	1,784	PDC Energy Inc
		$4,680	7.75%, 10/15/2022	2,250	2,261
Oil & Gas - 2.30%			Petroleos Mexicanos
Anadarko Petroleum Corp			4.50%, 01/23/2026(b)	1,500	1,432
3.45%, 07/15/2024	4,585	4,477	6.38%, 01/23/2045	1,575	1,492
4.50%, 07/15/2044	1,525	1,412	Phillips 66
Apache Corp			4.65%, 11/15/2034	2,180	2,175
4.25%, 01/15/2044	365	320	Pride International Inc
4.75%, 04/15/2043	2,395	2,215	6.88%, 08/15/2020	1,880	1,852
Baytex Energy Corp			QEP Resources Inc
5.13%, 06/01/2021(b)	370	311	5.25%, 05/01/2023	1,025	910
BP Capital Markets PLC			6.80%, 04/01/2018	200	202
0.85%, 05/10/2019(d)	6,585	6,485	Rowan Cos Inc
Carrizo Oil & Gas Inc			5.00%, 09/01/2017	1,875	1,889
6.25%, 04/15/2023	145	138	5.40%, 12/01/2042	1,960	1,356
7.50%, 09/15/2020	2,907	2,900	Seven Generations Energy Ltd
			6.75%, 05/01/2023(b)	285	259
Chaparral Energy Inc
7.63%, 11/15/2022	1,456	480	Seventy Seven Operating LLC
9.88%, 10/01/2020	655	242	6.63%, 11/15/2019	1,385	821
Chesapeake Energy Corp			Shell International Finance BV
3.57%, 04/15/2019(d)	1,010	651	3.25%, 05/11/2025	560	559
4.88%, 04/15/2022	700	434	Southwestern Energy Co
6.13%, 02/15/2021	615	403	4.05%, 01/23/2020	8,880	8,556
6.50%, 08/15/2017	295	271	Sunoco LP / Sunoco Finance Corp
CNOOC Finance 2013 Ltd			5.50%, 08/01/2020(b)	765	784
			6.38%, 04/01/2023(b)	1,075	1,083
3.00%, 05/09/2023	850	805
ConocoPhillips			TalismanEnergyInc
5.75%, 02/01/2019	500	559	3.75%, 02/01/2021	3,505	3,200
ConocoPhillips Co			5.50%, 05/15/2042	4,680	3,416
1.22%, 05/15/2022(d)	3,300	3,292	7.75%, 06/01/2019	2,355	2,596
Continental Resources Inc/OK			Ultra Petroleum Corp
			6.13%, 10/01/2024(b)	1,475	826
3.80%, 06/01/2024	4,885	4,088
4.50%, 04/15/2023	1,945	1,718	Whiting Canadian Holding Co ULC
Denbury Resources Inc			8.13%, 12/01/2019	410	413
5.50%, 05/01/2022	1,055	738	Woodside Finance Ltd
			3.65%, 03/05/2025(b)	1,065	970
Devon Energy Corp
2.25%, 12/15/2018	4,935	4,938	WPX Energy Inc
			7.50%, 08/01/2020	830	776

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Packaging & Containers (continued)
YPF SA			Reynolds Group Issuer Inc / Reynolds Group
8.88%, 12/19/2018(b)	$2,250	$2,323	Issuer LLC / Reynolds Group Issuer
		$97,671	(Luxembourg) S.A.
			7.88%, 08/15/2019	$1,065	$1,104
Oil & Gas Services - 0.06%			Rock-Tenn Co
Exterran Partners LP / EXLP Finance Corp			3.50%, 03/01/2020	4,330	4,452
6.00%, 10/01/2022	395	334			$18,931
PHI Inc
5.25%, 03/15/2019	755	668	Pharmaceuticals - 0.87%
Weatherford International Ltd/Bermuda			AbbVie Inc
5.13%, 09/15/2020	1,190	1,019	2.50%, 05/14/2020	5,245	5,186
5.95%, 04/15/2042	685	464	3.60%, 05/14/2025	1,565	1,538
		$2,485	4.70%, 05/14/2045	3,975	3,805
			Actavis Funding SCS
Other Asset Backed Securities - 1.29%			3.00%, 03/12/2020	3,425	3,437
Chase Funding Trust Series 2003-5			3.45%, 03/15/2022	2,000	1,987
0.80%, 07/25/2033(d)	716	655
			4.55%, 03/15/2035	410	391
Chase Funding Trust Series 2004-1			Forest Laboratories LLC
0.66%, 12/25/2033(d)	23	21
			5.00%, 12/15/2021(b)	7,670	8,289
Countrywide Asset-Backed Certificates			JLL/Delta Dutch Pledgeco BV
1.80%, 01/25/2034(d)	11	10
			8.75%, PIK 9.50%, 05/01/2020(b),(e)	1,210	1,236
Dell Equipment Finance Trust 2014-1			Perrigo Co PLC
0.64%, 07/22/2016(b)	1,128	1,128
			1.30%, 11/08/2016	690	683
Dell Equipment Finance Trust 2015-1			Pfizer Inc
1.01%, 07/24/2017(b)	14,000	13,991
			5.20%, 08/12/2020	3,626	4,090
Dell Equipment Finance Trust 2015-2			Valeant Pharmaceuticals International Inc
1.09%, 12/22/2017(b),(c),(d)	10,000	10,000
			5.38%, 03/15/2020(b)	1,270	1,105
1.72%, 09/22/2020(b),(c),(d)	5,200	5,200
			5.50%, 03/01/2023(b)	545	458
GreatAmerica Leasing Receivables			5.88%, 05/15/2023(b)	2,675	2,252
0.61%, 05/15/2016(b),(d)	53	53
			7.50%, 07/15/2021(b)	1,710	1,560
GreatAmerica Leasing Receivables Funding			Wyeth LLC
LLC			6.00%, 02/15/2036	565	669
1.66%, 04/17/2017(b)	345	345
			Zoetis Inc
JP Morgan Mortgage Acquisition Trust 2007-			1.15%, 02/01/2016	490	490
CH3
0.35%, 03/25/2037(d)	1,525	1,508			$37,176
Kubota Credit Owner Trust 2015-1			Pipelines - 1.63%
1.54%, 03/15/2019(b),(d)	8,880	8,878	Boardwalk Pipelines LP
Popular ABS Mortgage Pass-Through Trust			3.38%, 02/01/2023	4,445	3,793
2005-1			Columbia Pipeline Group Inc
0.47%, 05/25/2035(d)	1,093	973	3.30%, 06/01/2020(b)	5,620	5,606
Trade MAPS 1 Ltd			Enable Midstream Partners LP
0.90%, 12/10/2018(b),(d)	11,500	11,472	3.90%, 05/15/2024(b)	1,590	1,282
Volvo Financial Equipment LLC Series 2014-			Enbridge Energy Partners LP
1			4.38%, 10/15/2020	2,865	2,902
0.54%, 11/15/2016(b),(d)	508	508	Enbridge Inc
		$54,742	0.78%, 06/02/2017(d)	4,580	4,498
			Energy Transfer Equity LP
Packaging & Containers - 0.44%			5.88%, 01/15/2024	410	397
Ardagh Finance Holdings SA			Energy Transfer Partners LP
8.63%, PIK 8.63%, 06/15/2019(b),(e)	381	399
			4.05%, 03/15/2025	2,885	2,538
Ardagh Packaging Finance PLC / Ardagh			4.15%, 10/01/2020	3,330	3,340
Holdings USA Inc			4.90%, 03/15/2035	950	771
3.34%, 12/15/2019(b),(d)	1,150	1,133
6.00%, 06/30/2021(b)	220	216	EnLink Midstream Partners LP
7.00%, 11/15/2020(b)	46	46	4.15%, 06/01/2025	3,440	3,138
			4.40%, 04/01/2024	904	851
Berry Plastics Corp			5.05%, 04/01/2045	1,210	976
6.00%, 10/15/2022(b)	485	507
			Enterprise Products Operating LLC
Beverage Packaging Holdings Luxembourg II			3.70%, 02/15/2026	1,915	1,820
SA / Beverage Packaging Holdings II			4.90%, 05/15/2046	2,730	2,502
5.63%, 12/15/2016(b)	240	240
6.00%, 06/15/2017(b)	660	663	Kinder Morgan Energy Partners LP
			4.70%, 11/01/2042	1,540	1,151
Coveris Holding Corp			5.63%, 09/01/2041	680	563
10.00%, 06/01/2018 (b)	1,500	1,485
			Kinder Morgan Inc/DE
Coveris Holdings SA			3.05%, 12/01/2019	4,445	4,309
7.88%, 11/01/2019(b)	885	841
			5.05%, 02/15/2046	850	674
Crown Cork & Seal Co Inc			ONEOK Partners LP
7.38%, 12/15/2026	1,615	1,762	4.90%, 03/15/2025	2,515	2,319
Packaging Corp of America			Sabine Pass Liquefaction LLC
4.50%, 11/01/2023	5,775	6,083	5.63%, 02/01/2021(d)	990	983
			5.63%, 03/01/2025(b)	910	872
			6.25%, 03/15/2022	745	739

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Pipelines (continued)			Retail (continued)
Sabine Pass LNG LP			Claire's Stores Inc
7.50%, 11/30/2016	$350	$361	7.75%, 06/01/2020(b)	$365	$104
TransCanada PipeLines Ltd			9.00%, 03/15/2019(b)	395	323
4.63%, 03/01/2034	965	929	CVS Health Corp
5.00%, 10/16/2043	1,605	1,573	2.80%, 07/20/2020	1,110	1,129
7.13%, 01/15/2019	730	836	3.88%, 07/20/2025	2,454	2,524
Transportadora de Gas Internacional SA ESP			4.13%, 05/15/2021	3,160	3,383
5.70%, 03/20/2022	1,315	1,351	4.75%, 12/01/2022(b)	6,515	7,101
Western Gas Partners LP			4.88%, 07/20/2035	5,155	5,426
5.45%, 04/01/2044	4,215	3,826	5.00%, 12/01/2024(b)	1,835	2,038
Williams Cos Inc/The			5.13%, 07/20/2045	8,595	9,215
7.88%, 09/01/2021	2,770	2,802	CVS Pass-Through Trust
Williams Partners LP			5.93%, 01/10/2034(b)	1,084	1,207
3.60%, 03/15/2022	3,500	3,158	7.51%, 01/10/2032(b)	2,803	3,422
5.10%, 09/15/2045	830	639	Dollar Tree Inc
Williams Partners LP / ACMP Finance Corp			5.25%, 03/01/2020(b)	325	339
4.88%, 05/15/2023	4,760	4,296	5.75%, 03/01/2023(b)	650	685
4.88%, 03/15/2024	2,950	2,655	Home Depot Inc/The
6.13%, 07/15/2022	1,100	1,126	3.35%, 09/15/2025	7,580	7,777
		$69,576	JC Penney Corp Inc
			5.65%, 06/01/2020	1,850	1,693
Real Estate - 0.14%			L Brands Inc
China Overseas Finance Cayman VI Ltd			6.88%, 11/01/2035(b)	745	774
4.25%, 05/08/2019	1,100	1,143	Landry's Holdings II Inc
Crescent Resources LLC / Crescent Ventures			10.25%, 01/01/2018 (b)	1,085	1,117
Inc			Landry's Inc
10.25%, 08/15/2017 (b)	1,310	1,329
			9.38%, 05/01/2020(b)	1,460	1,566
Prologis LP			Macy's Retail Holdings Inc
3.75%, 11/01/2025	1,680	1,666	5.90%, 12/01/2016	3,694	3,883
4.25%, 08/15/2023	1,050	1,095	6.90%, 04/01/2029	145	173
6.88%, 03/15/2020	743	857	Michaels Stores Inc
		$6,090	5.88%, 12/15/2020(b)	1,007	1,062
REITS- 0.86%			Neiman Marcus Group LTD LLC
			8.75%, 10/15/2021(b)	855	888
DDR Corp
3.63%, 02/01/2025	3,310	3,140	Petco Holdings Inc
			8.50%, PIK 9.25%, 10/15/2017(b),(e)	1,905	1,938
DuPont Fabros Technology LP
5.88%, 09/15/2021	1,315	1,381	Rite Aid Corp
Equinix Inc			6.13%, 04/01/2023(b)	900	970
4.88%, 04/01/2020	230	240	Tops Holding LLC / Tops Markets II Corp
			8.00%, 06/15/2022(b)	1,320	1,366
5.38%, 01/01/2022	935	977
5.38%, 04/01/2023	730	759	Wal-Mart Stores Inc
Hospitality Properties Trust			1.00%, 04/21/2017	2,750	2,762
4.50%, 06/15/2023	940	937			$65,806
Host Hotels & Resorts LP			Semiconductors - 0.28%
4.50%, 02/01/2026	1,635	1,643	Applied Materials Inc
iStar Inc			5.10%, 10/01/2035	3,110	3,145
3.88%, 07/01/2016	245	244	Micron Technology Inc
4.88%, 07/01/2018	390	384	5.25%, 01/15/2024(b)	1,805	1,729
5.00%, 07/01/2019	125	122	NXP BV / NXP Funding LLC
9.00%, 06/01/2017	490	519	5.75%, 02/15/2021(b)	200	209
Kimco Realty Corp			QUALCOMM Inc
3.40%, 11/01/2022	2,160	2,161	4.65%, 05/20/2035	3,995	3,695
National Retail Properties Inc			4.80%, 05/20/2045	1,065	921
4.00%, 11/15/2025	1,740	1,731	Semiconductor Manufacturing International
Regency Centers LP			Corp
5.88%, 06/15/2017	7,225	7,674	4.13%, 10/07/2019(b)	2,250	2,245
Retail Properties of America Inc					$11,944
4.00%, 03/15/2025	3,160	3,017
Scentre Group Trust 1 / Scentre Group Trust			Software - 0.66%
2			Activision Blizzard Inc
2.38%, 04/28/2021(b)	4,030	3,863	5.63%, 09/15/2021(b)	2,885	3,052
Select Income REIT			6.13%, 09/15/2023(b)	970	1,056
4.15%, 02/01/2022	3,170	3,123	Fidelity National Information Services Inc
Simon Property Group LP			2.85%, 10/15/2018	2,450	2,476
2.50%, 09/01/2020	4,490	4,523	3.63%, 10/15/2020	2,580	2,626
		$36,438	Microsoft Corp
			2.00%, 11/03/2020(f)	3,645	3,654
Retail - 1.55%			3.13%, 11/03/2025(f)	2,845	2,879
1011778 BC ULC / New Red Finance Inc			4.45%, 11/03/2045(f)	2,595	2,631
4.63%, 01/15/2022(b)	935	949
			MSCI Inc
Building Materials Holding Corp			5.25%, 11/15/2024(b)	785	826
9.00%, 09/15/2018(b)	1,880	1,992
			5.75%, 08/15/2025(b)	355	374

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Software (continued)				Sovereign (continued)
Oracle Corp				Panama Government International Bond
2.50%, 10/15/2022		$773	$757	3.75%, 03/16/2025		$550	$545
2.95%, 05/15/2025		5,990	5,859	4.00%, 09/22/2024		2,500	2,525
4.38%, 05/15/2055		1,895	1,776	Peruvian Government International Bond
			$27,966	4.13%, 08/25/2027		2,225	2,236
				Poland Government Bond
Sovereign - 0.83%				5.25%, 10/25/2020	PLN	315	94
Australia Government Bond				Poland Government International Bond
3.25%, 04/21/2029	AUD	125	92	3.00%, 03/17/2023		$1,700	1,718
4.50%, 04/15/2020		200	158	Romanian Government International Bond
Belgium Government Bond				4.88%, 01/22/2024(b)		1,850	2,012
4.25%, 09/28/2021(b)	EUR	35	48
				Russian Foreign Bond - Eurobond
4.25%, 09/28/2022		305	425	7.50%, 03/31/2030(d)		3,900	4,638
Bundesrepublik Deutschland				Spain Government Bond
1.00%, 08/15/2024		395	458	0.25%, 04/30/2018	EUR	500	551
1.50%, 09/04/2022		200	241	0.50%, 10/31/2017		100	111
1.50%, 05/15/2024		425	513	2.75%, 10/31/2024(b)		175	211
4.75%, 07/04/2028		15	25	4.65%, 07/30/2025(b)		40	56
Canada Housing Trust No 1				4.85%, 10/31/2020(b)		295	390
1.70%, 12/15/2017(b)	CAD	525	409
				5.15%, 10/31/2044(b)		25	40
2.40%, 12/15/2022(b)		40	32
				5.50%, 04/30/2021(b)		100	138
Colombia Government International Bond				Sweden Government Bond
7.38%, 03/18/2019		$100	114	1.50%, 11/13/2023	SEK	550	70
Denmark Government Bond				4.25%, 03/12/2019		200	27
1.75%, 11/15/2025	DKK	750	120	Switzerland Government Bond
France Government Bond OAT				2.50%, 03/08/2036	CHF	30	43
0.50%, 05/25/2025	EUR	100	107	United Kingdom Gilt
1.00%, 05/25/2019		300	343	1.25%, 07/22/2018	GBP	100	156
1.75%, 11/25/2024		385	463	1.75%, 07/22/2019		35	55
3.00%, 04/25/2022		740	956	1.75%, 09/07/2022		490	764
3.50%, 04/25/2026		30	42	3.25%, 01/22/2044		200	347
4.50%, 04/25/2041		25	44	4.25%, 12/07/2040		60	121
Hungary Government International Bond				4.75%, 12/07/2030		25	51
5.38%, 02/21/2023		$1,740	1,914				$35,245
Ireland Government Bond
3.40%, 03/18/2024	EUR	160	210	Student Loan Asset Backed Securities - 1.43%
4.50%, 04/18/2020		200	262	Navient Private Education Loan Trust 2014-
Italy Buoni Poliennali Del Tesoro				A
0.25%, 05/15/2018		235	259	0.68%, 05/16/2022(b),(d)		$2,755	2,748
2.50%, 12/01/2024		100	120	Navient Private Education Loan Trust 2015-
3.50%, 03/01/2030(b)		500	654	A
3.75%, 08/01/2021		355	454	0.70%, 12/15/2021(b),(d)		3,341	3,329
4.25%, 09/01/2019		75	95	Navient Student Loan Trust 2014-8
4.75%, 06/01/2017		75	89	0.48%, 08/25/2020(d)		5,201	5,175
5.00%, 09/01/2040		15	24	Navient Student Loan Trust 2015-1
6.00%, 05/01/2031		20	33	0.50%, 09/26/2022(d)		2,196	2,183
Japan Government Ten Year Bond				SLM Private Education Loan Trust 2012-A
0.50%, 12/20/2024	JPY	35,000	297	1.60%, 08/15/2025(b),(d)		8,116	8,140
0.60%, 03/20/2023		30,000	257	SLM Private Education Loan Trust 2012-B
1.40%, 06/20/2019		81,000	705	1.30%, 12/15/2021(b),(d)		176	177
1.50%, 09/20/2018		139,500	1,205	SLM Private Education Loan Trust 2012-C
Japan Government Thirty Year Bond				1.30%, 08/15/2023(b),(d)		2,437	2,437
1.50%, 03/20/2045		36,000	309	SLM Private Education Loan Trust 2012-D
Japan Government Twenty Year Bond				1.25%, 06/15/2023(b),(d)		5,652	5,655
1.40%, 09/20/2034		11,000	97	SLM Private Education Loan Trust 2012-E
1.50%, 06/20/2034		100,000	901	0.95%, 10/16/2023(b),(d)		3,241	3,239
1.90%, 03/20/2024		95,000	899	SLM Private Education Loan Trust 2013-A
Kazakhstan Government International Bond				0.80%, 08/15/2022(b),(d)		4,188	4,175
5.13%, 07/21/2025(b)		$1,200	1,193	SLM Private Education Loan Trust 2013-B
Kenya Government International Bond				0.85%, 07/15/2022(b),(d)		5,649	5,640
5.88%, 06/24/2019(b)		1,200	1,161	SLM Private Education Loan Trust 2014-A
Mexican Bonos				0.80%, 07/15/2022(b),(d)		9,180	9,147
5.00%, 12/11/2019(d)	MXN	3,500	211	SLM Student Loan Trust 2008-6
Mexico Government International Bond				0.87%, 10/25/2017(d)		38	38
3.63%, 03/15/2022		$100	102	SLM Student Loan Trust 2008-8
4.00%, 10/02/2023		230	237	1.22%, 10/25/2017(d)		29	29
Namibia International Bonds				SLM Student Loan Trust 2012-6
5.25%, 10/29/2025(b)		1,650	1,634	0.48%, 09/25/2019(d)		8,346	8,310
Netherlands Government Bond				SLM Student Loan Trust 2013-6
1.75%, 07/15/2023(b)	EUR	150	182	0.48%, 02/25/2019(d)		240	240
2.00%, 07/15/2024(b)		170	210				$60,662
5.50%, 01/15/2028		25	42

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Telecommunications - 2.64%			Telecommunications (continued)
AT&T Inc			Verizon Communications Inc
2.38%, 11/27/2018	$795	$806	0.73%, 06/09/2017(d)	$7,740	$7,717
2.45%, 06/30/2020	3,555	3,520	1.35%, 06/09/2017	3,270	3,274
3.40%, 05/15/2025	1,570	1,524	2.09%, 09/14/2018(d)	7,303	7,502
4.35%, 06/15/2045	2,205	1,909	4.52%, 09/15/2048	3,256	2,925
4.45%, 05/15/2021	4,160	4,460	5.01%, 08/21/2054	6,423	5,937
4.50%, 05/15/2035	8,380	7,838	5.15%, 09/15/2023	13,642	15,206
B Communications Ltd			6.25%, 04/01/2037	425	485
7.38%, 02/15/2021(b)	230	250	6.40%, 09/15/2033	373	431
Bharti Airtel International Netherlands BV			VimpelCom Holdings BV
5.13%, 03/11/2023(b)	2,400	2,546	7.50%, 03/01/2022(b)	2,500	2,631
CC Holdings GS V LLC / Crown Castle GS			Virgin Media Finance PLC
III Corp			5.75%, 01/15/2025(b)	600	590
3.85%, 04/15/2023	3,570	3,531	6.00%, 10/15/2024(b)	405	408
CenturyLink Inc			Virgin Media Secured Finance PLC
5.63%, 04/01/2025	1,100	987	5.25%, 01/15/2026(b)	380	380
Digicel Group Ltd			Vodafone Group PLC
8.25%, 09/30/2020(b)	2,650	2,345	2.50%, 09/26/2022	2,720	2,548
Eileme 2 AB			Wind Acquisition Finance SA
11.63%, 01/31/2020 (b)	830	897	4.75%, 07/15/2020(b)	1,245	1,267
Embarq Corp			7.38%, 04/23/2021(b)	2,320	2,337
8.00%, 06/01/2036	570	600			$112,206
Empresa Nacional de Telecomunicaciones
SA			Transportation - 0.77%
4.75%, 08/01/2026(b)	1,150	1,118	Burlington Northern Santa Fe LLC
Frontier Communications Corp			3.85%, 09/01/2023	3,830	3,997
8.88%, 09/15/2020(b)	395	410	CSX Corp
11.00%, 09/15/2025 (b)	1,360	1,426	3.95%, 05/01/2050	5,395	4,688
10.50%, 09/15/2022 (b)	730	757	5.50%, 04/15/2041	3,305	3,701
Goodman Networks Inc			6.25%, 03/15/2018	740	818
12.13%, 07/01/2018	780	273	7.38%, 02/01/2019	964	1,119
Intelsat Jackson Holdings SA			Eletson Holdings
			9.63%, 01/15/2022(b)	1,595	1,463
7.25%, 10/15/2020	710	648
Intelsat Luxembourg SA			FedEx Corp
6.75%, 06/01/2018	125	111	3.20%, 02/01/2025	1,528	1,496
7.75%, 06/01/2021	3,085	1,820	4.75%, 11/15/2045	4,850	4,785
8.13%, 06/01/2023	630	373	Hornbeck Offshore Services Inc
Level 3 Communications Inc			5.00%, 03/01/2021	445	340
5.75%, 12/01/2022	855	876	Navios Maritime Acquisition Corp / Navios
Level 3 Financing Inc			Acquisition Finance US Inc
			8.13%, 11/15/2021(b)	2,810	2,691
3.91%, 01/15/2018(d)	295	297
5.38%, 08/15/2022	1,320	1,343	Navios Maritime Holdings Inc / Navios
5.38%, 01/15/2024(b),(f)	365	370	Maritime Finance II US Inc
			7.38%, 01/15/2022(b)	1,235	971
6.13%, 01/15/2021	270	285
Ooredoo International Finance Ltd			8.13%, 02/15/2019	385	281
3.88%, 01/31/2028	1,300	1,263	Navios South American Logistics Inc / Navios
Sable International Finance Ltd			Logistics Finance US Inc
			7.25%, 05/01/2022(b)	2,610	2,196
8.75%, 02/01/2020(b)	200	211
Sprint Capital Corp			Union Pacific Corp
6.88%, 11/15/2028	565	469	3.25%, 08/15/2025	1,560	1,584
6.90%, 05/01/2019	640	614	3.88%, 02/01/2055	1,105	973
Sprint Communications Inc			4.38%, 11/15/2065	1,780	1,696
7.00%, 08/15/2020	3,065	2,843			$32,799
9.00%, 11/15/2018(b)	175	192
			Trucking & Leasing - 0.06%
9.13%, 03/01/2017	236	245	Penske Truck Leasing Co Lp / PTL Finance
Sprint Corp			Corp
7.13%, 06/15/2024	1,995	1,752	3.38%, 02/01/2022(b)	2,535	2,474
7.88%, 09/15/2023	680	629
Telefonica Emisiones SAU			TOTAL BONDS		$2,746,958
5.46%, 02/16/2021	2,185	2,438		Principal
6.42%, 06/20/2016	595	614	CONVERTIBLE BONDS - 0.03%	Amount (000's)	Value (000's)
7.05%, 06/20/2036	625	749
T-Mobile USA Inc			Banks- 0.02%
6.00%, 03/01/2023	540	538	ING Groep NV
6.13%, 01/15/2022	185	188	6.00%, 12/29/2049(a),(d)	700	685
6.25%, 04/01/2021	2,230	2,302
6.50%, 01/15/2024	190	193	Semiconductors - 0.01%
6.63%, 04/28/2021	585	606	Jazz Technologies Inc
Turkcell Iletisim Hizmetleri AS			8.00%, 12/31/2018	430	640
5.75%, 10/15/2025(b)	800	799
UPCB Finance IV Ltd
5.38%, 01/15/2025(b)	602	603	TOTAL CONVERTIBLE BONDS		$1,325

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
3.24%	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Aerospace & Defense - 0.11%			Electric - 0.01%
B/E Aerospace Inc, Term Loan B			Texas Competitive Electric Holdings Co LLC,
4.00%, 11/19/2021(d)	$4,555	$4,576	Term Loan NONEXT
			4.71%, 04/25/2015(d)	$1,803	$576

Apparel - 0.02%
Calceus Acquisition Inc, Term Loan B1			Electronics - 0.08%
5.00%, 09/24/2020(d)	757	712	TTM Technologies Inc, Term Loan B
			6.00%, 05/07/2021(d)	3,456	3,232

Automobile Manufacturers - 0.09%
FCA US LLC, Term Loan B			Entertainment - 0.34%
3.50%, 05/24/2017(d)	446	446	CCM Merger Inc, Term Loan B
Navistar Inc, Term Loan B			4.50%, 07/30/2021(d)	2,873	2,863
6.50%, 08/06/2020(d)	3,615	3,398	Eldorado Resorts Inc, Term Loan B
		$3,844	4.25%, 07/15/2022(d)	3,119	3,116
			Lions Gate Entertainment Corp, Term Loan
Automobile Parts & Equipment - 0.03%			B
Federal-Mogul Holdings Corp, Term Loan C			5.00%, 03/11/2022(d)	3,850	3,850
4.75%, 04/02/2021(d)	1,280	1,164
			Peninsula Gaming LLC, Term Loan B
			4.25%, 11/30/2017(d)	1,022	1,019
Building Materials - 0.07%			WMG Acquisition Corp, Term Loan B
Builders FirstSource Inc, Term Loan B			3.75%, 07/07/2020(d)	3,743	3,638
6.00%, 07/22/2022(d)	1,515	1,502			$14,486
GYP Holdings III Corp, Term Loan B
4.75%, 03/26/2021(d)	803	778	Food- 0.07%
7.75%, 03/25/2022(d)	720	704	B&G Foods Inc, Term Loan B
			0.00%, 10/21/2022(d),(g)	545	545
		$2,984
			Bremen Acquisition LLC, Term Loan B
Chemicals - 0.40%			4.00%, 09/19/2022(d)	2,440	2,441
A Schulman Inc, Term Loan B					$2,986
4.00%, 05/11/2022(d)	1,157	1,144
			Forest Products & Paper - 0.19%
Aruba Investments Inc, Term Loan B
4.50%, 02/02/2022(d)	667	661	Caraustar Industries Inc, Term Loan B
			8.00%, 04/26/2019(d)	1,333	1,329
Axiall Holdco Inc, Term Loan B			8.00%, 05/01/2019(d)	4,799	4,775
4.00%, 02/25/2022(d)	1,721	1,721
			NewPage Corp, Term Loan B
AZ Chem US Inc, Term Loan			9.50%, 02/05/2021(d)	3,717	1,913
7.50%, 06/10/2022(d)	3,522	3,534
AZ Chem US Inc, Term Loan B					$8,017
4.50%, 06/10/2021(d)	161	161	Healthcare - Products - 0.02%
Emerald Performance Materials LLC, Term			ConvaTec Inc, Term Loan B
Loan			4.25%, 06/09/2020(d)	170	169
7.75%, 07/22/2022(d)	3,585	3,522	Kinetic Concepts Inc, Term Loan E1
Ineos US Finance LLC, Term Loan B			4.50%, 05/04/2018(d)	810	809
3.75%, 12/15/2020(d)	3,223	3,134			$978
Methanol Holdings Trinidad Ltd, Term Loan
B			Healthcare - Services - 0.23%
4.25%, 06/16/2022(d)	3,362	3,177	DaVita HealthCare Partners Inc, Term Loan
		$17,054	B
			3.50%, 06/18/2021(d)	1,410	1,413
Commercial Services - 0.09%			Lantheus Medical Imaging Inc, Term Loan B
Interactive Data Corp, Term Loan B			7.00%, 06/24/2022(d)	2,758	2,537
4.75%, 05/02/2021(d)	1,867	1,866	MPH Acquisition Holdings LLC, Term Loan
TMS International Corp, Term Loan B			B
4.50%, 10/04/2020(d)	1,919	1,813	3.75%, 03/19/2021(d)	2,300	2,266
		$3,679	Radnet Management Inc, Term Loan B
			4.28%, 10/10/2018(d)	156	156
Computers - 0.03%			8.00%, 03/25/2021(d)	3,545	3,403
Oberthur Technologies of America Corp,
Term Loan B2					$9,775
4.50%, 10/18/2019(d)	1,273	1,267	Insurance - 0.07%
			Asurion LLC, Term Loan
			8.50%, 02/19/2021(d)	2,975	2,671
Consumer Products - 0.09%
Dell International LLC, Term Loan B2			Asurion LLC, Term Loan B1
			5.00%, 05/24/2019(d)	209	199
4.00%, 04/29/2020(d)	3,983	3,981
			Asurion LLC, Term Loan B2
			4.25%, 06/19/2020(d)	344	320
Diversified Financial Services - 0.06%					$3,190
Delos Finance Sarl, Term Loan B
3.50%, 02/26/2021(d)	2,495	2,493	Internet - 0.03%
			Zayo Group LLC, Term Loan B
			3.75%, 05/06/2021(d)	1,169	1,167

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Media- 0.20%			Retail - 0.24%
CCO Safari III LLC, Term Loan I			Academy Ltd, Term Loan B
3.50%, 01/23/2023(d)	$950	$949	5.00%, 06/16/2022(d)	$2,526	$2,516
iHeartCommunications Inc, Term Loan D-			Dollar Tree Inc, Term Loan B1
EXT			3.50%, 05/26/2022(d)	783	784
6.94%, 01/30/2019(d)	2,845	2,378	Michaels Stores Inc, Term Loan B
Numericable US LLC, Term Loan B1			4.00%, 01/20/2028(d)	2,894	2,892
4.50%, 04/23/2020(d)	457	450	Neiman Marcus Group LTD LLC, Term
Numericable US LLC, Term Loan B2			Loan
4.50%, 04/23/2020(d)	395	390	4.25%, 10/25/2020(d)	3,005	2,933
Univision Communications Inc, Term Loan			PetSmart Inc, Term Loan B
C3			4.25%, 03/11/2022(d)	1,337	1,336
4.00%, 03/01/2020(d)	156	155			$10,461
Univision Communications Inc, Term Loan
C4			Software - 0.14%
4.00%, 03/01/2020(d)	2,392	2,375	Activision Blizzard Inc, Term Loan B
			3.25%, 07/26/2020(d)	2,364	2,369
WideOpenWest Finance LLC, Term Loan B
4.50%, 04/01/2019(d)	1,361	1,337	Evergreen Skills Lux Sarl, Term Loan
			3.75%, 04/08/2021(d)	2,375	2,328
WideOpenWest Finance LLC, Term Loan B1
3.75%, 07/17/2017(d)	742	732	First Data Corp, Term Loan B
			4.20%, 03/24/2021(d)	1,140	1,140
		$8,766
					$5,837
Mining - 0.08%
FMG Resources August 2006 Pty Ltd, Term			Telecommunications - 0.03%
Loan B			Altice Financing SA, Delay-Draw Term Loan
3.75%, 06/30/2019(d)	3,972	3,352	DD
			5.50%, 07/03/2019(d)	966	966
			NTELOS Inc, Term Loan B
Oil & Gas - 0.09%			5.75%, 11/09/2019(d)	230	228
Drillships Financing Holding Inc, Term Loan					$1,194
B1
6.00%, 03/31/2021(d)	1,514	867	Trucking & Leasing - 0.03%
Seadrill Operating LP, Term Loan B			Fly Funding II Sarl, Term Loan
4.00%, 02/12/2021(d)	5,081	2,952	3.50%, 08/09/2019(d)	1,153	1,145
Seventy Seven Operating LLC, Term Loan B
3.75%, 06/17/2021(d)	232	192	TOTAL SENIOR FLOATING RATE INTERESTS		$137,855
		$4,011	U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 35.33%	Amount (000's)	Value (000's)
Oil & Gas Services - 0.07%			Federal Home Loan Mortgage Corporation (FHLMC) -
Navios Maritime Midstream Partners LP,			3.88%
Term Loan B			2.09%, 06/01/2043(d)	$1,386	$1,426
5.50%, 06/15/2020(d)	3,032	2,998	2.24%, 12/01/2035(d)	48	50
			2.41%, 05/01/2037(d)	310	331
			2.49%, 01/01/2034(d)	49	50
Packaging & Containers - 0.05%
			2.50%, 07/01/2034(d)	16	17
Berry Plastics Group Inc, Term Loan F
4.00%, 09/16/2022(d)	1,385	1,387	2.82%, 07/01/2043(d)	6,527	6,710
SIG Combibloc PurchaseCo Sarl, Term Loan			3.00%, 01/01/2043	4,234	4,282
B			3.00%, 02/01/2043	1,731	1,751
4.25%, 03/11/2022(d)	667	666	3.50%, 06/01/2044	1,642	1,710
		$2,053	3.50%, 05/01/2045	29,352	30,567
			3.50%, 10/01/2045	17,961	18,789
Pharmaceuticals - 0.17%			3.50%, 11/01/2045(h)	32,000	33,222
DPx Holdings BV, Term Loan B			4.00%, 12/01/2041(h)	2,100	2,227
4.25%, 01/22/2021(d)	2,224	2,176	4.00%, 02/01/2044	17,323	18,515
Endo Luxembourg Finance I Co Sarl, Term			4.00%, 10/01/2044	4,489	4,798
Loan B			4.50%, 04/01/2031	1,706	1,861
3.75%, 06/24/2022(d)	800	786	4.50%, 04/01/2041	10,357	11,265
Grifols Worldwide Operations USA Inc, Term			5.00%, 03/01/2018	228	236
Loan B			5.00%, 05/01/2018	162	168
3.19%, 03/05/2021(d)	1,124	1,121	5.00%, 10/01/2018	123	128
Valeant Pharmaceuticals International Inc,			5.00%, 01/01/2019	179	188
Term Loan BE1			5.00%, 06/01/2031	1,324	1,454
3.75%, 08/05/2020(d)	1,712	1,588	5.00%, 02/01/2039	1,564	1,712
Valeant Pharmaceuticals International Inc,			5.00%, 09/01/2039	3,506	3,879
Term Loan BF1			5.00%, 08/01/2040	3,286	3,629
4.00%, 04/01/2022(d)	1,746	1,621	5.00%, 03/01/2041	4,073	4,515
		$7,292	5.50%, 03/01/2018	70	72
			5.50%, 08/01/2023	849	930
REITS- 0.11%
iStar Inc, Term Loan A2			5.50%, 05/01/2033	114	127
7.00%, 03/19/2017(d)	4,585	4,585	5.50%, 10/01/2033	89	99
			5.50%, 12/01/2033	1,143	1,288
			5.50%, 11/01/2036	981	1,106
			5.50%, 04/01/2038	205	227
			5.50%, 04/01/2038	388	439

See accompanying notes

Schedule of Investments Core Plus Bond Fund October 31, 2015

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal

AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal Home Loan Mortgage Corporation (FHLMC)
			Federal National Mortgage Association (FNMA) (continued)
(continued)
			3.00%, 05/01/2043	$1,283	$1,300
5.50%, 08/01/2038	$744	$853
			3.00%, 05/01/2043	8,376	8,488
5.50%, 03/01/2040	1,177	1,322
			3.00%, 08/01/2043	5,349	5,419

6.00%, 07/01/2017	6	6	3.00%, 12/01/2045(h)	16,400	16,536

6.00%, 03/01/2022	32	36	3.36%, 04/01/2041(d)	1,258	1,332

6.00%, 07/01/2023	405	458	3.50%, 11/01/2026(h)	14,450	15,256
6.00%, 06/01/2028	5	5
			3.50%, 10/01/2033	5,332	5,619
6.00%, 01/01/2029	2	2
			3.50%, 08/01/2034	3,986	4,186
6.00%, 03/01/2031	16	18
			3.50%, 01/01/2041	416	434

6.00%, 12/01/2031	54	61	3.50%, 12/01/2041(h)	49,000	50,881
6.00%, 12/01/2032	55	63
			3.50%, 05/01/2043	588	616
6.00%, 02/01/2033	149	168
			3.50%, 07/01/2043	3,008	3,155
6.00%, 12/01/2033	64	73

6.00%, 10/01/2036(d)	469	535	3.50%, 09/01/2044	9,355	9,788

6.00%, 12/01/2037(d)	357	402	3.50%, 03/01/2045	12,899	13,513

6.00%, 01/01/2038(d)	81	91	3.50%, 04/01/2045	5,782	6,036
			4.00%, 08/01/2020	1,469	1,536
6.00%, 01/01/2038	531	614
			4.00%, 01/01/2029	3,603	3,806
6.00%, 07/01/2038	2,154	2,464
			4.00%, 02/01/2031	622	669
6.50%, 06/01/2017	23	24
			4.00%, 03/01/2034	1,312	1,420
6.50%, 03/01/2029	1	1
			4.00%, 04/01/2034	6,787	7,341
6.50%, 03/01/2029	10	12
			4.00%, 05/01/2044	6,552	7,017
6.50%, 05/01/2029	14	16
			4.00%, 02/01/2045	473	504
6.50%, 04/01/2031	6	7
			4.00%, 03/01/2045	7,333	7,810
6.50%, 06/01/2031	1	1
			4.00%, 10/01/2045	4,595	4,907

6.50%, 09/01/2031	4	5	4.00%, 12/01/2042(h)	45,755	48,616
6.50%, 02/01/2032	1	1
			4.50%, 04/01/2024	2,336	2,421
6.50%, 02/01/2032	4	5
			4.50%, 04/01/2044	5,876	6,369
6.50%, 05/01/2032	17	20
			4.50%, 07/01/2044	14,294	15,558
6.50%, 04/01/2035	115	132
			4.50%, 12/01/2044	18,482	20,052
6.50%, 10/01/2035	86	98
			5.00%, 03/01/2018	77	80
7.00%, 12/01/2029	9	10
			5.00%, 09/01/2033	7,405	8,152
7.00%, 06/01/2030	14	16
			5.00%, 02/01/2035	4,023	4,486
7.00%, 12/01/2030	11	13
			5.00%, 05/01/2039	2,537	2,811
7.00%, 09/01/2031	2	3
			5.00%, 12/01/2039	136	150
7.50%, 09/01/2030	2	2
			5.00%, 04/01/2040	737	816
7.50%, 09/01/2030	2	3
			5.00%, 06/01/2040	224	247
7.50%, 01/01/2031	14	17
			5.00%, 05/01/2041	4,131	4,564
7.50%, 03/01/2031	3	4
			5.00%, 06/01/2041	4,721	5,270
7.50%, 02/01/2032	7	7
			5.00%, 10/01/2041	5,854	6,468
8.00%, 09/01/2030	53	55
			5.50%, 09/01/2017	12	12

		$165,391	5.50%, 10/01/2017	14	14

Federal National Mortgage Association (FNMA) - 11.27%			5.50%, 06/01/2020	189	197

1.75%, 10/01/2034(d)	179	186	5.50%, 09/01/2020	862	928

1.96%, 09/01/2038(d)	1,585	1,671	5.50%, 02/01/2023	61	68

2.16%, 12/01/2032(d)	102	106	5.50%, 06/01/2023	178	199

2.23%, 02/01/2036(d)	40	41	5.50%, 07/01/2023	5	6

2.24%, 04/01/2036(d)	276	293	5.50%, 07/01/2033	236	266

2.26%, 07/01/2033(d)	961	1,013	5.50%, 09/01/2033	276	311

2.29%, 12/01/2036(d)	514	548	5.50%, 08/01/2036	2,366	2,653

2.31%, 01/01/2033(d)	91	95	5.50%, 02/01/2037	138	156

2.31%, 03/01/2035(d)	262	279	5.50%, 04/01/2038	4,303	4,849

2.38%, 07/01/2034(d)	344	367	5.50%, 12/01/2038	1,803	2,049

2.49%, 08/01/2035(d)	280	299	5.50%, 05/01/2040	1,149	1,283

2.50%, 04/01/2028	4,465	4,582	5.50%, 05/01/2040	1,141	1,275

2.50%, 06/01/2028	295	303	6.00%, 02/01/2023	25	29

2.50%, 09/01/2029	1,421	1,451	6.00%, 02/01/2038(d)	982	1,113

2.50%, 03/01/2030	15,579	15,885	6.00%, 05/01/2038	156	177

2.50%, 11/01/2030(h)	19,600	19,952	6.00%, 08/01/2038	716	813

2.67%, 04/01/2033(d)	181	192	6.00%, 08/01/2038	238	270

2.82%, 03/01/2035(d)	4,013	4,295	6.00%, 03/01/2040	6,074	6,898

3.00%, 11/01/2026(h)	27,000	28,085	6.50%, 02/01/2017	2	2

3.00%, 07/01/2028	7,955	8,298	6.50%, 03/01/2017	1	1

3.00%, 10/01/2029	1,676	1,748	6.50%, 08/01/2017	19	20

3.00%, 08/01/2034	8,899	9,218	6.50%, 05/01/2022	10	11

3.00%, 10/01/2034	4,475	4,627	6.50%, 12/01/2031	8	9

3.00%, 12/01/2040	231	233	6.50%, 02/01/2032	4	4

3.00%, 11/01/2042	776	787	6.50%, 02/01/2032	2	2

3.00%, 03/01/2043	6,530	6,619	6.50%, 04/01/2032	8	9

3.00%, 04/01/2043	840	851	6.50%, 06/01/2032	2	3

3.00%, 04/01/2043	35,337	35,816	6.50%, 08/01/2032	21	24

			6.50%, 07/01/2037	652	745

			6.50%, 07/01/2037	495	595

See accompanying notes

Schedule of Investments Core Plus Bond Fund October 31, 2015

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
6.50%, 12/01/2037	$638	$730		1.38%, 12/31/2018(i)	$73,220	$73,803
6.50%, 02/01/2038	533	642		1.38%, 01/31/2020	85,000	84,821
6.50%, 03/01/2038	296	338		1.38%, 03/31/2020	13,650	13,602
6.50%, 09/01/2038	1,006	1,193		1.38%, 04/30/2020	7,750	7,718
7.00%, 02/01/2032	18	19		1.50%, 01/31/2022	2,025	1,987
7.00%, 03/01/2032	50	58		1.63%, 12/31/2019	13,000	13,115
7.50%, 08/01/2032	12	14		1.75%, 09/30/2019	24,580	24,966
		$479,454		1.75%, 10/31/2020	1,000	1,009
Government National Mortgage Association (GNMA) -				1.75%, 04/30/2022	1,230	1,222
6.38%				1.88%, 11/30/2021	30,000	30,161
1.50%, 07/20/2043(d)	1,262	1,280		2.00%, 05/31/2021	9,290	9,450
2.00%, 04/20/2043(d)	1,493	1,545		2.13%, 08/31/2020	6,075	6,242
3.00%, 06/20/2043	5,585	5,735		2.13%, 12/31/2021	95	97
3.00%, 01/20/2045	2,979	3,047		2.13%, 05/15/2025	12,185	12,159
3.00%, 11/01/2045	37,000	37,792		2.38%, 05/31/2018	350	363
3.00%, 11/01/2045(h)	6,600	6,727		2.38%, 08/15/2024	325	332
3.50%, 11/01/2041(h)	15,200	15,904		2.50%, 05/15/2024	4,500	4,651
3.50%, 03/15/2042	2,079	2,191		2.50%, 02/15/2045	10,000	9,108
3.50%, 04/15/2042	568	595		2.63%, 04/30/2016	350	354
3.50%, 04/15/2042	1,995	2,093		3.00%, 11/15/2044	25,380	25,669
3.50%, 10/15/2042	2,369	2,503		3.00%, 05/15/2045	1,580	1,599
3.50%, 06/15/2043	12,074	12,727		3.13%, 02/15/2042	25	26
3.50%, 01/20/2045	1,384	1,452		3.25%, 12/31/2016	150	155
3.50%, 11/01/2045	68,175	71,431		3.38%, 05/15/2044	495	539
4.00%, 02/15/2042	1,745	1,878		3.75%, 11/15/2043(j)	37,035	43,278
4.00%, 04/15/2045	7,626	8,141		3.88%, 08/15/2040	44,545	52,693
4.00%, 11/01/2041(h)	25,000	26,627		4.38%, 05/15/2040	12,140	15,475
4.50%, 06/20/2025	5,720	6,147		4.50%, 02/15/2036	175	227
4.50%, 09/15/2039	644	711		4.75%, 02/15/2041	70	94
4.50%, 03/15/2040	5,998	6,514		6.25%, 05/15/2030	100	147
4.50%, 10/20/2040	1,999	2,181				$473,727
4.50%, 04/15/2041	4,192	4,595
			U.S. Treasury Bill - 1.95%
4.50%, 01/20/2044	6,173	6,654		0.06%, 01/28/2016(k)	83,000	82,983
4.50%, 07/20/2045	7,906	8,526
4.50%, 08/20/2045	11,491	12,400
4.50%, 11/01/2041(h)	10,000	10,814	U.S. Treasury Inflation-Indexed Obligations - 0.72%
5.00%, 11/15/2033	3,229	3,598		0.13%, 04/15/2019	2,136	2,132
5.00%, 06/15/2034	69	77		0.13%, 01/15/2022	4,633	4,523
5.00%, 10/20/2039	345	383		0.13%, 07/15/2024	8,832	8,456
5.00%, 07/20/2040	483	523		0.25%, 01/15/2025	16,038	15,410
5.00%, 02/15/2042	2,528	2,798				$30,521
5.50%, 10/15/2033	1,123	1,284	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.50%, 05/20/2035	128	144	OBLIGATIONS			$1,503,557
5.50%, 02/15/2038	1,520	1,706	Total Investments			$4,443,267
6.00%, 07/20/2028	56	63	Liabilities in Excess of Other Assets, Net - (4.41)%			$(187,706)
6.00%, 11/20/2028	47	53	TOTAL NET ASSETS - 100.00%			$4,255,561
6.00%, 01/20/2029	53	62
6.00%, 07/20/2029	12	14
6.00%, 08/15/2031	21	24	(a)	Perpetual security. Perpetual securities pay an indefinite stream of
6.00%, 01/15/2032	5	6		interest, but they may be called by the issuer at an earlier date.
6.00%, 02/15/2032	42	48	(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 02/15/2033	50	57		1933. These securities may be resold in transactions exempt from
6.00%, 12/15/2033	53	62		registration, normally to qualified institutional buyers. At the end of the
6.50%, 03/20/2028	10	11		period, the value of these securities totaled $808,777 or 19.01% of net
6.50%, 05/20/2029	9	10		assets.
6.50%, 02/20/2032	4	5	(c)	Fair value of these investments is determined in good faith by the Manager
6.50%, 10/15/2032	27	32		under procedures established and periodically reviewed by the Board of
6.50%, 12/15/2032	94	108		Directors. At the end of the period, the fair value of these securities totaled
7.00%, 06/15/2031	18	22		$18,507 or 0.43% of net assets.
7.00%, 07/15/2031	2	2	(d)	Variable Rate. Rate shown is in effect at October 31, 2015.
7.00%, 06/15/2032	145	171	(e)	Payment in kind; the issuer has the option of paying additional securities
8.00%, 01/20/2031	7	8		in lieu of cash.
		$271,481	(f)	Security purchased on a when-issued basis.
			(g)	This Senior Floating Rate Note will settle after October 31, 2015, at which
U.S. Treasury - 11.13%
				time the interest rate will be determined.
0.50%, 09/30/2016	350	350
			(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
0.50%, 04/30/2017	2,100	2,096
				Notes to Financial Statements for additional information.
0.63%, 08/15/2016	16,445	16,473
			(i)	Security or a portion of the security was pledged to cover margin
0.88%, 07/15/2018	11,265	11,232
				requirements for swap and/or swaption contracts. At the end of the period,
1.25%, 11/30/2018	250	251
				the value of these securities totaled $6,967 or 0.16% of net assets.
1.25%, 01/31/2019	300	301
1.25%, 01/31/2020	8,019	7,962

See accompanying notes

Schedule of Investments
Core Plus Bond Fund
October 31, 2015

(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,755 or 0.04% of net assets.
(k)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)
Sector				Percent
Mortgage Securities				29.31%
Government				14.63%
Financial				14.30%
Asset Backed Securities				11.07%
Consumer, Non-cyclical				7.10%
Consumer, Cyclical				6.38%
Communications				5.75%
Energy				4.15%
Utilities				3.23%
Industrial				3.11%
Basic Materials				2.42%
Technology				2.14%
Exchange Traded Funds				0.74%
Diversified				0.08%
Liabilities in Excess of Other Assets, Net				(4.41)%
TOTAL NET ASSETS				100.00%

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront		Unrealized
		Receive		Expiration		Premiums		Appreciation/
Reference Entity		Fixed Rate		Date	Notional Amount	Paid/(Received)		(Depreciation)	Fair Value
CDX.NA.HY.24			(5.00)%	06/20/2020	$64,449	$(3,708	) $	(14)	$(3,722)
Total						$(3,708	) $	(14)	$(3,722)

Amounts in thousands

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept			In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	12/09/2015	JPY		58,679,734	$494	$487		$—	$(7)
Total								$—	$(7)
							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver			In Exchange For	Fair Value		Asset	Liability
Brown Brothers Harriman & Co	12/09/2015	AUD		406,383	$280	$289		$—	$(9)
Brown Brothers Harriman & Co	12/09/2015	CAD		619,347	467	474		—	(7)
Brown Brothers Harriman & Co	12/09/2015	CHF		61,761	63	62		1	—
Brown Brothers Harriman & Co	12/09/2015	DKK		828,501	124	122		2	—
Brown Brothers Harriman & Co	12/09/2015	EUR		7,027,169	7,843	7,730		113	—
Brown Brothers Harriman & Co	12/09/2015	GBP		1,010,734	1,535	1,558		—	(23)
Brown Brothers Harriman & Co	12/09/2015	JPY		622,702,304	5,244	5,164		80	—
Brown Brothers Harriman & Co	12/09/2015	MXN		3,805,447	224	230		—	(6)
Brown Brothers Harriman & Co	12/09/2015	PLN		371,756	98	96		2	—
Brown Brothers Harriman & Co	12/09/2015	SEK		849,973	100	100		—	—
Total								$198	$(45)

Amounts in thousands except contracts

Futures Contracts

									Unrealized
Type	Long/Short			Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
US 10 Year Note; December 2015		Short		185	$23,500	$		23,622	$(122)
US 2 Year Note; December 2015		Short		52	11,351			11,370	(19)
US 5 Year Note; December 2015		Short		40	4,767			4,791	(24)
US Long Bond; December 2015		Short		47	7,283			7,353	(70)
US Ultra Bond; December 2015		Long		430	68,575			68,693	118
Total									$(117)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Diversified International Fund October 31, 2015

COMMON STOCKS - 97.71%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.40%			Commercial Services - 0.80%
WPP PLC	1,095,469	$24,557	Ashtead Group PLC	1,356,705	$20,860
			Ritchie Bros Auctioneers Inc	197,800	5,134
			TAL Education Group ADR (a)	606,342	23,314
Aerospace & Defense - 0.89%					$49,308
Safran SA	513,965	39,038
Thales SA	221,304	15,998	Computers - 0.69%
		$55,036	Cap Gemini SA	318,690	28,337
			TDK Corp	226,831	14,448
Agriculture - 1.05%					$42,785
Imperial Tobacco Group PLC	543,974	29,292
KT&G Corp	359,229	35,893	Diversified Financial Services - 2.00%
		$65,185	Intermediate Capital Group PLC	1,269,232	11,047
			Macquarie Group Ltd	976,440	59,122
Airlines - 1.29%			ORIX Corp	2,984,190	43,580
easyJet PLC	183,188	4,935	Paragon Group of Cos PLC/The	1,554,090	10,037
International Consolidated Airlines Group SA	2,408,464	21,534
(a)					$123,786
Ryanair Holdings PLC ADR	680,632	53,218	Electric - 2.20%
		$79,687	Enel SpA	7,259,117	33,474
			Iberdrola SA	7,652,725	54,573
Automobile Manufacturers - 3.62%			Korea Electric Power Corp	1,063,085	47,865
Daimler AG	456,752	39,607			$135,912
Maruti Suzuki India Ltd	447,449	30,453
Renault SA	461,940	43,526	Electrical Components & Equipment - 0.52%
Toyota Motor Corp	1,799,537	110,247	Mabuchi Motor Co Ltd	321,653	15,915
		$223,833	Prysmian SpA	747,050	16,133
					$32,048
Automobile Parts & Equipment - 1.42%
Bridgestone Corp	977,097	35,831	Electronics - 3.41%
Continental AG	216,665	52,028	Alps Electric Co Ltd	1,016,933	31,565
		$87,859	Hon Hai Precision Industry Co Ltd	20,908,526	55,576
			Hoya Corp	1,277,404	52,714
Banks - 11.15%			Murata Manufacturing Co Ltd	370,841	52,790
Axis Bank Ltd	3,578,963	25,938	Omron Corp	551,928	18,276
Bank of Ireland (a)	52,208,971	19,413
					$210,921
Bank of Kyoto Ltd/The	1,441,274	14,556
Bank of Montreal	705,633	41,034	Energy - Alternate Sources - 0.31%
China Construction Bank Corp	46,162,272	33,456	Vestas Wind Systems A/S	328,903	19,176
Commonwealth Bank of Australia	511,245	27,760
Danske Bank A/S	1,153,245	31,730
HDFC Bank Ltd (b)	342,386	6,871	Engineering & Construction - 1.39%
			Acciona SA	157,121	13,181
ICICI Bank Ltd ADR	3,291,824	28,375
			Promotora y Operadora de Infraestructura	1,135,107	14,271
KBC Groep NV	376,357	22,883	SAB de CV (a)
Mediobanca SpA	3,088,142	31,057
			Skanska AB	1,034,769	20,192
Mitsubishi UFJ Financial Group Inc	10,604,276	68,583
			Vinci SA	566,055	38,110
Mizuho Financial Group Inc	27,136,830	55,898
					$85,754
Nordea Bank AB	4,545,021	50,148
Royal Bank of Canada	869,759	49,734	Food - 3.46%
Skandinaviska Enskilda Banken AB	3,422,283	35,937	Delhaize Group	451,626	41,906
Sumitomo Mitsui Financial Group Inc	962,756	38,408	Ezaki Glico Co Ltd	337,089	16,100
Svenska Handelsbanken AB	1,782,217	24,205	Greencore Group PLC	2,638,636	12,269
Toronto-Dominion Bank/The	1,701,634	69,856	Gruma SAB de CV	1,458,587	22,385
Yes Bank Ltd	1,107,721	12,811	JBS SA	6,170,300	22,799
		$688,653	Nestle SA	1,106,331	84,495
			Uni-President Enterprises Corp	8,175,840	13,823
Beverages - 1.32%
					$213,777
Ambev SA	5,485,200	27,152
Anheuser-Busch InBev SA/NV	456,767	54,503	Forest Products & Paper - 0.71%
		$81,655	Mondi PLC	1,362,743	31,512
			Smurfit Kappa Group PLC	430,690	12,257
Biotechnology - 0.92%
China Biologic Products Inc (a)	105,363	12,005			$43,769
CSL Ltd	440,617	29,288	Hand & Machine Tools - 0.33%
Genmab A/S (a)	157,375	15,530	Fuji Electric Co Ltd	4,577,737	20,424
		$56,823

Building Materials - 0.81%			Healthcare - Services - 1.32%
CRH PLC	1,334,543	36,528	Fresenius SE & Co KGaA	727,006	53,422
Kingspan Group PLC	558,032	13,529	Netcare Ltd	4,466,070	12,700
		$50,057	Ramsay Health Care Ltd	347,929	15,294
					$81,416
Chemicals - 1.60%
Evonik Industries AG	711,744	25,844	Home Builders - 3.11%
Givaudan SA (a)	14,546	26,011	Barratt Developments PLC	4,916,273	46,313
Lonza Group AG (a)	191,363	28,088	Persimmon PLC (a)	1,213,154	37,204
Yara International ASA	421,787	19,160	Sekisui House Ltd	2,693,668	44,840
		$99,103

See accompanying notes

     Schedule of Investments Diversified International Fund October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Private Equity - 0.48%
Taylor Wimpey PLC	20,972,493	$63,890	3i Group PLC	3,828,205	$29,489
		$192,247

Home Furnishings - 1.06%			Real Estate - 2.79%
Howden Joinery Group PLC	2,946,496	21,015	Brookfield Asset Management Inc	2,680,402	93,638
Steinhoff International Holdings Ltd	7,233,966	44,225	Cheung Kong Property Holdings Ltd	3,162,840	22,131
		$65,240	Deutsche Wohnen AG	908,277	25,603
			Vonovia SE	542,840	18,095
Insurance - 6.53%			Wheelock & Co Ltd	2,771,631	12,919
AXA SA	1,735,366	46,314			$172,386
BB Seguridade Participacoes SA	3,322,900	22,919
Direct Line Insurance Group PLC	8,864,150	53,768	REITS - 0.47%
Fairfax Financial Holdings Ltd	55,071	27,119	Mirvac Group	10,456,642	13,366
Hannover Rueck SE	495,032	57,231	Segro PLC	2,228,428	15,437
Legal & General Group PLC	8,393,549	33,801			$28,803
PICC Property & Casualty Co Ltd	7,091,775	16,092
			Retail - 6.39%
Prudential PLC	1,893,096	44,216
			Alimentation Couche-Tard Inc	2,041,646	87,827
Sampo Oyj	637,204	31,145
			CK Hutchison Holdings Ltd	4,361,489	59,724
SCOR SE	701,410	26,080
			Dollarama Inc	1,142,616	77,185
Tokio Marine Holdings Inc	1,161,550	44,756
			GS Retail Co Ltd	362,706	18,282
		$403,441	Next PLC	279,685	34,444
Internet - 1.45%			Pandora A/S	587,858	67,837
Auto Trader Group PLC (a),(c)	3,909,467	23,376	Travis Perkins PLC	462,435	13,630
Tencent Holdings Ltd	2,526,232	47,618	Wal-Mart de Mexico SAB de CV	13,584,878	35,982
Vipshop Holdings Ltd ADR(a)	899,189	18,451			$394,911
		$89,445
			Semiconductors - 3.60%
Investment Companies - 0.92%			ams AG	461,722	14,775
Investor AB	1,544,334	57,153	ARM Holdings PLC	2,278,547	35,884
			Dialog Semiconductor PLC (a)	804,891	29,777
			Infineon Technologies AG	1,937,788	23,869
Leisure Products & Services - 0.24%			Samsung Electronics Co Ltd	46,975	56,343
Yamaha Motor Co Ltd	665,617	14,925	Taiwan Semiconductor Manufacturing Co Ltd	14,633,544	61,661
					$222,309
Media - 1.77%
			Software - 0.83%
ITV PLC	18,142,529	70,434
			HCL Technologies Ltd	1,131,594	15,072
Mediaset Espana Comunicacion SA	923,963	11,211	UBISOFT Entertainment (a)	1,198,668	35,913
ProSiebenSat.1 Media SE	518,102	27,996
					$50,985
		$109,641
			Telecommunications - 7.98%
Mining - 0.36%
			Bharti Infratel Ltd	3,485,622	20,716
BHP Billiton PLC	1,390,507	22,226
			BT Group PLC	10,024,316	71,589
			China Mobile Ltd	5,061,546	60,687
Miscellaneous Manufacturers - 1.26%			China Telecom Corp Ltd	63,083,444	32,906
FUJIFILM Holdings Corp	1,181,820	47,141	Deutsche Telekom AG	3,674,076	68,821
Largan Precision Co Ltd	392,000	30,462	KDDI Corp	2,096,438	50,730
		$77,603	Nippon Telegraph & Telephone Corp	1,646,663	60,369
			NTT DOCOMO Inc	1,768,700	34,446
Oil & Gas - 3.96%			Orange SA	3,260,938	57,496
Bharat Petroleum Corp Ltd	1,373,747	18,272	Proximus SADP	1,010,277	34,961
Caltex Australia Ltd	1,721,284	38,533			$492,721
Canadian Natural Resources Ltd	1,465,500	33,981
Lukoil PJSC ADR	670,025	24,339	Toys, Games & Hobbies - 0.48%
Statoil ASA	2,057,812	33,263	Nintendo Co Ltd	183,869	29,395
Suncor Energy Inc	1,448,332	43,098
TOTAL SA	1,095,650	52,984
			Transportation - 1.91%
		$244,470	Canadian National Railway Co	1,110,648	67,840
Pharmaceuticals - 9.17%			East Japan Railway Co	403,800	38,392
Actelion Ltd (a)	227,786	31,620	Euronav NV	791,794	11,845
Bayer AG	466,084	62,146			$118,077
BTG PLC (a)	1,887,708	16,028
			Water - 0.52%
Novartis AG	1,342,940	121,655
			Veolia Environnement SA	1,377,981	32,011
Novo Nordisk A/S	1,877,560	99,705
Roche Holding AG	465,305	126,330
			TOTAL COMMON STOCKS		$6,036,550
Shire PLC	999,207	75,670
Teva Pharmaceutical Industries Ltd ADR	564,929	33,438	INVESTMENT COMPANIES - 1.09%	Shares Held Value (000's)
		$566,592	Publicly Traded Investment Fund - 1.09%
			Goldman Sachs Financial Square Funds -	67,488,457	67,488
Pipelines - 0.82%
Keyera Corp	463,860	14,314	Government Fund
TransCanada Corp	1,088,927	36,642
		$50,956	TOTAL INVESTMENT COMPANIES		$67,488

See accompanying notes

		Schedule of Investments
		Diversified International Fund
		October 31, 2015

PREFERRED STOCKS - 0.21%	Shares Held	Value (000's)
Chemicals - 0.21%
FUCHS PETROLUB SE	264,362	$12,679

TOTAL PREFERRED STOCKS		$12,679
Total Investments		$6,116,717
Other Assets in Excess of Liabilities, Net - 0.99%		$61,120
TOTAL NET ASSETS - 100.00%		$6,177,837

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $6,871 or 0.11% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,376 or 0.38% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	15.45%
United Kingdom	12.35%
Canada	10.48%
Germany	7.56%
Switzerland	6.77%
France	6.73%
Denmark	3.78%
Ireland	3.61%
Australia	3.33%
Sweden	3.03%
China	2.98%
Belgium	2.69%
Taiwan, Province Of China	2.62%
India	2.58%
Korea, Republic Of	2.56%
Hong Kong	2.52%
South Africa	1.44%
Italy	1.30%
Spain	1.27%
Brazil	1.18%
Mexico	1.17%
United States	1.09%
Norway	0.85%
Israel	0.54%
Finland	0.50%
Russian Federation	0.39%
Austria	0.24%
Other Assets in Excess of Liabilities, Net	0.99%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Equity Income Fund October 31, 2015

COMMON STOCKS - 98.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.63%			Gas - 1.19%
Lockheed Martin Corp	302,735	$66,550	Sempra Energy	635,981	$65,131
Raytheon Co	662,501	77,778
		$144,328	Healthcare - Products - 2.08%
Apparel - 1.18%			Becton Dickinson and Co	286,532	40,836
VF Corp	953,117	64,354	Medtronic PLC	992,544	73,369
					$114,205

Automobile Manufacturers - 1.35%			Insurance - 6.18%
PACCAR Inc	1,407,987	74,131	ACE Ltd	1,220,063	138,526
			Allstate Corp/The	782,116	48,397
			Chubb Corp/The	86,800	11,228
Automobile Parts & Equipment - 2.95%			MetLife Inc	2,391,646	120,491
Autoliv Inc	768,263	93,144	Swiss Re AG ADR	854,740	19,881
Johnson Controls Inc	1,512,028	68,314			$338,523
		$161,458
			Machinery - Diversified - 2.05%
Banks - 9.50%			Deere & Co	1,438,124	112,174
Australia & New Zealand Banking Group Ltd	633,020	12,382
ADR
Bank of Nova Scotia/The	1,003,904	47,163	Media - 0.21%
Grupo Financiero Santander Mexico SAB de	1,676,667	15,341	Walt Disney Co/The	100,966	11,484
CV ADR
JPMorgan Chase & Co	1,974,017	126,831	Mining - 0.45%
M&T Bank Corp	337,570	40,458	BHP Billiton Ltd ADR	748,916	24,632
PNC Financial Services Group Inc/The	1,131,085	102,092
US Bancorp	1,885,941	79,549
Wells Fargo & Co	1,781,359	96,443	Miscellaneous Manufacturers - 2.01%
		$520,259	3M Co	207,894	32,683
			Parker-Hannifin Corp	739,531	77,429
Beverages - 0.76%					$110,112
Coca-Cola Co/The	984,189	41,680
			Oil & Gas - 9.60%
			Chevron Corp	671,002	60,981
Chemicals - 1.79%			Cimarex Energy Co	582,623	68,784
Air Products & Chemicals Inc	291,294	40,484	Crescent Point Energy Corp	1,576,787	21,488
EI du Pont de Nemours & Co	723,906	45,896	Exxon Mobil Corp	899,018	74,385
PPG Industries Inc	110,620	11,533	Marathon Oil Corp	674,986	12,406
		$97,913	Marathon Petroleum Corp	2,124,605	110,055
Computers - 4.43%			Occidental Petroleum Corp	1,262,408	94,100
Accenture PLC - Class A	174,081	18,661	Royal Dutch Shell PLC - B shares ADR	1,590,717	83,815
Apple Inc	1,203,638	143,835			$526,014
EMC Corp/MA	2,198,075	57,634	Pharmaceuticals - 10.62%
International Business Machines Corp	162,528	22,767	Abbott Laboratories	2,005,037	89,826
		$242,897	GlaxoSmithKline PLC ADR	316,254	13,618
Distribution & Wholesale - 0.82%			Johnson & Johnson	623,537	62,996
Genuine Parts Co	493,524	44,792	Merck & Co Inc	1,806,696	98,754
			Novartis AG ADR	722,254	65,313
			Pfizer Inc	3,030,488	102,491
Diversified Financial Services - 5.91%			Roche Holding AG ADR	2,625,626	89,035
BlackRock Inc	317,166	111,633	Teva Pharmaceutical Industries Ltd ADR	1,005,668	59,526
Discover Financial Services	1,686,875	94,836			$581,559
FNF Group	3,326,904	117,373
		$323,842	Pipelines - 2.47%
			Enterprise Products Partners LP	2,243,346	61,984
Electric - 5.17%			Kinder Morgan Inc/DE	2,686,267	73,469
Eversource Energy	1,395,176	71,070			$135,453
NextEra Energy Inc	544,880	55,938
WEC Energy Group Inc	1,386,110	71,468	Private Equity - 1.16%
Xcel Energy Inc	2,375,030	84,622	KKR & Co LP	3,702,460	63,497
		$283,098

Electrical Components & Equipment - 0.61%			REITS - 4.25%
Emerson Electric Co	712,961	33,673	American Capital Agency Corp	2,690,526	47,972
			Annaly Capital Management Inc	5,540,526	55,128
			Digital Realty Trust Inc	1,753,729	129,706
Electronics - 1.11%					$232,806
Garmin Ltd	572,673	20,312
Honeywell International Inc	391,903	40,476	Retail - 2.22%
		$60,788	Costco Wholesale Corp	256,175	40,506
			Starbucks Corp	1,141,879	71,447
Food - 2.80%			Tiffany & Co	118,980	9,809
Kraft Heinz Co/The	711,758	55,496			$121,762
Kroger Co/The	2,587,349	97,802
		$153,298	Semiconductors - 4.99%
			Applied Materials Inc	3,765,619	63,150
			Maxim Integrated Products Inc	1,208,549	49,526

See accompanying notes

			Schedule of Investments
			Equity Income Fund
			October 31, 2015

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Semiconductors (continued)
Microchip Technology Inc	1,995,842		$96,379
Taiwan Semiconductor Manufacturing Co Ltd	2,926,971		64,276
ADR
			$273,331

Software - 0.90%
Microsoft Corp	933,580		49,144

Telecommunications - 2.45%
BCE Inc	1,814,949		78,424
Verizon Communications Inc	1,192,793		55,918
			$134,342

Toys, Games & Hobbies - 2.14%
Hasbro Inc	1,526,569		117,286

Transportation - 2.07%
Norfolk Southern Corp	504,792		40,399
Union Pacific Corp	440,540		39,362
United Parcel Service Inc	327,376		33,726
			$113,487
TOTAL COMMON STOCKS			$5,371,453
INVESTMENT COMPANIES - 1.94%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.94%
Morgan Stanley Institutional Liquidity Funds -	106,450,241		106,450
Government Portfolio

TOTAL INVESTMENT COMPANIES			$106,450
Total Investments			$5,477,903
Other Assets in Excess of Liabilities, Net - 0.01%			$406
TOTAL NET ASSETS - 100.00%			$5,478,309

Portfolio Summary (unaudited)
Sector			Percent
Financial			27.00%
Consumer, Non-cyclical			16.26%
Energy			12.07%
Consumer, Cyclical			10.66%
Industrial			10.48%
Technology			10.32%
Utilities			6.36%
Communications			2.66%
Basic Materials			2.24%
Exchange Traded Funds			1.94%
Other Assets in Excess of Liabilities, Net			0.01%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

COMMON STOCKS - 20.58%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.00%			Commercial Services (continued)
Multiplus SA	59,600	$531	Jiangsu Expressway Co Ltd	7,302,000	$9,873
			KAR Auction Services Inc	31,165	1,197
			Macquarie Infrastructure Corp	16,782	1,335
Aerospace & Defense - 0.02%			Programmed Maintenance Services Ltd	603,374	1,245
BAE Systems PLC	350,695	2,372	Sabre Corp	37,000	1,085
			Transurban Group	2,227,349	16,505
Agriculture - 0.42%			Travelport Worldwide Ltd	229,152	3,105
Imperial Tobacco Group PLC	368,973	19,868			$84,033
Philip Morris International Inc	320,446	28,328
			Computers - 0.06%
		$48,196	Accenture PLC - Class A	46,617	4,997
Airlines - 0.01%			Amdocs Ltd	21,993	1,310
Air New Zealand Ltd	480,488	945			$6,307
			Diversified Financial Services - 0.07%
Apparel - 0.02%			Aircastle Ltd	54,851	1,243
Gunze Ltd	353,000	1,121	Ashford Inc (a),(b)	1,934	124
Peak Sport Products Co Ltd	2,449,000	736	Century Tokyo Leasing Corp	42,700	1,449
		$1,857	Intermediate Capital Group PLC	150,756	1,312
			Tokai Tokyo Financial Holdings Inc	152,000	925
Automobile Manufacturers - 0.15%			Urban & Civic PLC	621,938	2,629
Daimler AG	90,149	7,817			$7,682
Toyota Motor Corp	160,300	9,821
		$17,638	Electric - 2.82%
			AES Corp/VA	523,759	5,735
Automobile Parts & Equipment - 0.04%			Alliant Energy Corp	79,462	4,690
Bridgestone Corp	135,200	4,958	Ameren Corp	70,732	3,090
			American Electric Power Co Inc	64,055	3,629
Banks - 1.04%			Avista Corp	40,585	1,374
Australia & New Zealand Banking Group Ltd	435,439	8,422	China Power International Development Ltd	838,000	527
Bank of Communications Co Ltd	788,000	581	China Resources Power Holdings Co Ltd	844,000	1,909
Bank of Montreal	135,700	7,891	CMS Energy Corp	260,000	9,378
Bank of Nova Scotia/The	166,000	7,806	Consolidated Edison Inc	55,197	3,629
China Construction Bank Corp	5,761,000	4,175	Dominion Resources Inc/VA	250,000	17,858
Commonwealth Bank of Australia	189,614	10,296	DTE Energy Co (a)	307,744	25,109
DBS Group Holdings Ltd	238,700	2,935	DUET Group	4,397,243	7,372
FNB Corp/PA	206,857	2,786	Duke Energy Corp	194,446	13,897
Gunma Bank Ltd/The	141,000	888	Edison International	100,000	6,052
JPMorgan Chase & Co (a)	150,879	9,694	Enel SpA	974,628	4,494
KBC Groep NV	29,609	1,800	Eversource Energy (a)	398,132	20,281
Mizuho Financial Group Inc	4,066,500	8,376	Exelon Corp	332,688	9,288
National Australia Bank Ltd	418,661	8,940	Huadian Power International Corp Ltd	562,000	411
National Penn Bancshares Inc	251,837	3,032	Huaneng Power International Inc	1,748,000	1,892
PacWest Bancorp	101,221	4,559	Iberdrola SA	1,630,052	11,624
Royal Bank of Canada	127,374	7,284	Infraestructura Energetica Nova SAB de CV	170,000	817
Toronto-Dominion Bank/The	154,409	6,339	Iren SpA	791,158	1,303
Webster Financial Corp	15,710	583	ITC Holdings Corp (a)	883,863	28,920
Wells Fargo & Co (a)	394,856	21,378	NextEra Energy Inc (a)	276,318	28,367
		$117,765	PG&E Corp	346,510	18,504
			Pinnacle West Capital Corp (a)	70,000	4,446
Beverages - 0.06%			Portland General Electric Co	27,285	1,012
PepsiCo Inc	65,670	6,711	Power Assets Holdings Ltd	1,057,500	10,518
			PPL Corp (a)	799,193	27,492
Biotechnology - 0.14%			Public Service Enterprise Group Inc	80,122	3,308
			SCANA Corp (a)	368,000	21,793
Gilead Sciences Inc	146,712	15,864
			Southern Co/The	115,000	5,187
			SSE PLC	463,837	10,791
Building Materials - 0.01%			WEC Energy Group Inc (a)	120,000	6,187
Universal Forest Products Inc	15,618	1,134			$320,884

			Electrical Components & Equipment - 0.01%
Chemicals - 0.09%			Kung Long Batteries Industrial Co Ltd	216,000	799
Dow Chemical Co/The	77,354	3,997
Evonik Industries AG	37,394	1,358
LyondellBasell Industries NV	46,813	4,349	Electronics - 0.07%
		$9,704	Hon Hai Precision Industry Co Ltd	1,911,300	5,080
			Hu Lane Associate Inc	304,000	1,403
Commercial Services - 0.74%			Pegatron Corp	100,000	245
Abertis Infraestructuras SA	814,071	13,518	Siix Corp	44,600	1,255
Adecco SA (b)	16,100	1,197
					$7,983
Atlantia SpA	232,280	6,432
CCR SA	3,378,100	10,616	Energy - Alternate Sources - 0.12%
Cengage Learning Holdings II Inc	34,465	853	NextEra Energy Partners LP	210,000	5,514
COSCO Pacific Ltd (c)	5,906,000	7,641	Pattern Energy Group Inc	325,000	7,602
Dai Nippon Printing Co Ltd	233,000	2,410			$13,116
Hutchison Port Holdings Trust	12,676,539	7,021

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Engineering & Construction - 0.20%			Insurance (continued)
Aena SA (b),(d)	13,306	$1,485	Phoenix Group Holdings	79,331	$1,043
BBA Aviation PLC	2,716,260	7,980	SCOR SE	81,151	3,018
China Machinery Engineering Corp	873,000	758	Swiss Re AG	79,146	7,347
Ferrovial SA	48,916	1,234	Travelers Cos Inc/The	68,433	7,725
Fraport AG Frankfurt Airport Services	78,332	4,966	Validus Holdings Ltd	34,586	1,532
Worldwide					$72,716
Grupo Aeroportuario del Pacifico SAB de CV	328,503	2,963
NCC AB	45,821	1,417	Internet - 0.04%
Vinci SA	27,750	1,868	Cogent Communications Holdings Inc	155,000	4,762
		$22,671
			Investment Companies - 0.02%
Entertainment - 0.02%
			New Mountain Finance Corp	86,033	1,199
Regal Entertainment Group	44,753	867
			THL Credit Inc	70,369	806
Vail Resorts Inc	11,865	1,355
					$2,005
		$2,222
			Lodging - 0.03%
Food - 0.02%
			Accor SA	54,000	2,681
Cal-Maine Foods Inc	19,710	1,054
			Echo Entertainment Group Ltd	198,900	719
Select Harvests Ltd	156,418	1,127
					$3,400
		$2,181
			Media - 0.42%
Forest Products & Paper - 0.03%			Charter Communications Inc (b)	84,000	16,039
Mondi PLC	50,411	1,166
			Comcast Corp - Class A	175,000	10,958
Stora Enso OYJ	190,624	1,768	Houghton Mifflin Harcourt Co (b)	360,119	7,055
		$2,934	ProSiebenSat.1 Media SE	63,640	3,439
Gas - 0.88%			Time Warner Cable Inc	56,000	10,606
Atmos Energy Corp	59,630	3,757			$48,097
Gas Natural SDG SA	210,095	4,545
			Mining - 0.11%
National Grid PLC	2,284,570	32,543
National Grid PLC ADR (a)	105,000	7,518	BHP Billiton Ltd	271,096	4,446
NiSource Inc (a)	435,715	8,348	BHP Billiton PLC	347,018	5,547
			Boliden AB	29,676	568
Rubis SCA	53,529	4,290
			Independence Group NL	252,297	494
Sempra Energy	190,000	19,458	Mirabela Nickel Ltd (b),(c),(e)	26,307,311	1,557
Snam SpA	1,069,858	5,537
UGI Corp	203,802	7,473			$12,612
Vectren Corp	30,240	1,375	Miscellaneous Manufacturers - 0.06%
Western Gas Equity Partners LP (a)	109,666	4,730	AO Smith Corp	7,801	599
		$99,574	General Electric Co	214,388	6,200
			Largan Precision Co Ltd	7,000	544
Hand & Machine Tools - 0.01%
Basso Industry Corp (b),(c)	396,900	791			$7,343
			Office Furnishings - 0.00%
Healthcare - Products - 0.01%			Steelcase Inc	28,865	560
CR Bard Inc	4,037	752
Fisher & Paykel Healthcare Corp Ltd	161,618	851	Oil & Gas - 0.87%
		$1,603	Antero Midstream Partners LP (e)	261,494	6,229
			Canadian Natural Resources Ltd	152,400	3,534
Healthcare - Services - 0.02%
			Chevron Corp	40,000	3,635
HealthSouth Corp	32,935	1,147	ConocoPhillips (a)	132,551	7,072
Quest Diagnostics Inc	21,663	1,472
			EQT GP Holdings LP	70,085	1,853
		$2,619	Exxon Mobil Corp (a)	344,888	28,536
Holding Companies - Diversified - 0.07%			Royal Dutch Shell PLC ADR	460,000	24,132
China Merchants Holdings International Co	2,286,000	7,592	Royal Dutch Shell PLC - B Shares	204,345	5,351
Ltd			Statoil ASA	126,541	2,045
			Tesoro Corp	12,298	1,315
			TORC Oil & Gas Ltd	190,900	968
Home Builders - 0.06%			TOTAL SA	98,769	4,776
Berkeley Group Holdings PLC	26,724	1,364	Valero Energy Partners LP (e)	158,463	7,921
Galliford Try PLC	37,190	857	Whitecap Resources Inc	231,660	2,057
Sekisui House Ltd	303,200	5,047			$99,424
		$7,268
			Oil & Gas Services - 0.06%
Insurance - 0.64%			Targa Resources Corp	119,788	6,846
Allianz SE	36,987	6,475
AXA SA	503,929	13,449
Beazley PLC	208,820	1,167	Packaging & Containers - 0.02%
Direct Line Insurance Group PLC	1,447,782	8,782	Sonoco Products Co	51,820	2,212
Everest Re Group Ltd	6,057	1,078
First American Financial Corp	106,363	4,056	Pharmaceuticals - 0.44%
Hannover Rueck SE	91,457	10,573	AstraZeneca PLC	62,091	3,957
Horace Mann Educators Corp	16,200	555	Kaken Pharmaceutical Co Ltd	19,400	1,341
Muenchener Rueckversicherungs-Gesellschaft	25,086	5,002	Merck & Co Inc	149,201	8,155
AG in Muenchen			Novartis AG	29,580	2,680
Old Republic International Corp	50,661	914	Pfizer Inc (a)	837,473	28,323

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Recordati SpA	39,262	$976	Colony Capital Inc	21,211	$431
Roche Holding AG	11,259	3,057	Crombie Real Estate Investment Trust	270,000	2,682
SCI Pharmtech Inc	530,000	1,298	Crown Castle International Corp	358,483	30,636
		$49,787	CubeSmart (a)	233,066	6,484
			CyrusOne Inc	33,812	1,193
Pipelines - 3.56%			CYS Investments Inc (a)	136,793	1,056
Buckeye Partners LP (a)	364,709	24,738
			DCT Industrial Trust Inc (a)	106,592	3,957
Columbia Pipeline Group Inc (a)	458,813	9,530
			DDR Corp	438,530	7,367
Columbia Pipeline Partners LP	299,597	4,057	Digital Realty Trust Inc	82,688	6,116
DCP Midstream Partners LP (a)	176,883	5,082
			Duke Realty Corp	542,252	11,224
Enbridge Energy Partners LP	459,889	12,849	Education Realty Trust Inc	85,000	3,052
Enbridge Inc	204,248	8,730	EPR Properties (a)	122,069	6,935
Energy Transfer Equity LP (a)	1,007,601	21,714
			Equity One Inc (a)	230,872	6,137
EnLink Midstream LLC	153,582	3,026	Equity Residential	113,046	8,741
Enterprise Products Partners LP (a)	1,714,147	47,362
			Essex Property Trust Inc (a)	28,959	6,384
EQT Midstream Partners LP	198,144	14,671	Eurocommercial Properties NV	44,000	2,098
Genesis Energy LP (a)	194,696	7,848
			Fortune Real Estate Investment Trust	2,465,000	2,551
Kinder Morgan Inc/DE	523,224	14,311	Frasers Centrepoint Trust	1,600,000	2,231
Magellan Midstream Partners LP (a)	598,318	38,178
MarkWest Energy Partners LP (a)	349,410	15,262	General Growth Properties Inc	246,930	7,149
MPLX LP (a)	159,333	6,181	GEO Group Inc/The	192,089	6,198
			Goodman Group	1,300,000	5,578
ONEOK Inc	121,070	4,106	Granite Real Estate Investment Trust	26,400	769
ONEOK Partners LP	236,616	7,531	Great Portland Estates PLC	236,548	3,240
Phillips 66 Partners LP	198,433	12,033	Hospitality Properties Trust (a)	294,910	7,915
Plains All American Pipeline LP (a)	781,440	24,787
			Hospitality Property Fund Ltd	200,000	176
Shell Midstream Partners LP	225,709	7,726	Hyprop Investments Ltd	121,497	1,102
Spectra Energy Corp	337,864	9,653	Immobiliare Grande Distribuzione SIIQ SpA	986,436	985
Spectra Energy Partners LP (e)	362,188	15,625
Sunoco Logistics Partners LP (a)	596,189	17,313	Japan Hotel REIT Investment Corp	1,677	1,165
Tesoro Logistics LP (a),(e)	323,362	18,131	Japan Logistics Fund Inc	850	1,590
			Kenedix Retail REIT Corp	328	641
TransCanada Corp	270,644	9,107	Klepierre	209,006	9,899
Western Gas Partners LP (a),(e)	297,146	15,190
Williams Cos Inc/The (a)	657,720	25,940	Land Securities Group PLC	341,856	7,043
			LaSalle Hotel Properties	75,000	2,206
Williams Partners LP	130,344	4,406	LibertyPropertyTrust (a)	147,200	5,008
		$405,087	LondonMetric Property PLC	3,270,000	8,516
Real Estate - 0.62%			Medical Properties Trust Inc	421,070	4,758
Aeon Mall Co Ltd	250,000	4,182	Merlin Properties Socimi SA	436,666	5,596
Atrium European Real Estate Ltd (b)	227,000	941	Mirvac Group	6,133,543	7,840
Beijing Capital Land Ltd	1,914,000	919	Monmouth Real Estate Investment Corp	105,030	1,093
Citycon OYJ (b)	2,255,857	5,936	National Storage Affiliates Trust	140,033	2,106
Croesus Retail Trust	9,103,842	5,425	New Residential Investment Corp	120,209	1,458
Dalian Wanda Commercial Properties Co Ltd	790,000	5,273	NewRiver Retail Ltd	1,119,373	5,693
(d)			Nomura Real Estate Master Fund Inc	2,212	2,803
Fabege AB	220,900	3,509	Omega Healthcare Investors Inc	221,059	7,631
Frasers Centrepoint Ltd	1,500,000	1,744	Piedmont Office Realty Trust Inc	260,000	5,039
Kerry Properties Ltd	554,000	1,640	Prologis Inc	334,250	14,283
			Public Storage (a)	80,097	18,379
KWG Property Holding Ltd	845,000	609
Mitsui Fudosan Co Ltd	481,400	13,101	Pure Industrial Real Estate Trust	420,000	1,426
New World Development Co Ltd	6,503,000	6,936	QTS Realty Trust Inc	19,284	829
Religare Health Trust	3,839,400	2,722	Retail Properties of America Inc	355,000	5,314
Sponda OYJ	655,000	2,782	Sabra Health Care REIT Inc	239,280	5,427
Sun Hung Kai Properties Ltd	796,933	10,645	Saul Centers Inc	42,000	2,355
TLG Immobilien AG	180,000	3,386	Scentre Group	1,000,000	2,933
Vukile Property Fund Ltd	400,000	554	Segro PLC	417,009	2,889
		$70,304	Senior Housing Properties Trust	160,000	2,430
			Shopping Centres Australasia Property Group	575,142	840
REITS - 4.01%			Simon Property Group Inc (a)	134,857	27,168
Agree Realty Corp	250,640	8,116	Spring Real Estate Investment Trust	14,736,000	5,892
AIMS AMP Capital Industrial REIT	1,525,150	1,522	STAG Industrial Inc	135,713	2,785
Alexandria Real Estate Equities Inc	79,620	7,145	Stockland	2,091,000	6,001
Altarea SCA	21,400	4,031	STORE Capital Corp	148,476	3,366
American Tower Corp	145,593	14,884	Summit Hotel Properties Inc	488,340	6,388
Apartment Investment & Management Co	253,890	9,950	Sun Communities Inc	153,460	10,285
Ashford Hospitality Prime Inc (a)	10,574	155	UDR Inc	50,863	1,753
Ashford Hospitality Trust Inc (a)	258,350	1,777	Vastned Retail NV	86,000	4,171
Assura PLC	5,257,816	4,557	Ventas Inc	146,437	7,867
Big Yellow Group PLC	100,000	1,154	Welltower Inc	60,696	3,937
Boston Properties Inc (a)	45,577	5,736	Wereldhave NV	151,920	9,471
BritishLandCoPLC/The	175,000	2,344	Westfield Corp	870,000	6,312
Campus Crest Communities Inc (a)	271,981	1,803	Workspace Group PLC	265,000	3,903
Canadian Apartment Properties REIT	43,451	895	WP GLIMCHER Inc	421,000	4,892
Care Capital Properties Inc	12,859	424			$456,626
Champion REIT	16,000,000	8,365

See accompanying notes

     Schedule of Investments Global Diversified Income Fund October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail - 0.15%			Water- 0.30%
Darden Restaurants Inc	87,100	$5,391	American Water Works Co Inc (a)	306,000	$17,552
Foot Locker Inc	22,686	1,537	CiadeSaneamentoBasicodoEstadodeSao	798,010	3,504
Man Wah Holdings Ltd	1,448,000	1,654	Paulo ADR
Reject Shop Ltd/The	112,876	920	Suez Environnement Co	228,000	4,329
Wal-Mart de Mexico SAB de CV	1,527,200	4,045	Veolia Environnement SA	379,198	8,809
Wal-Mart Stores Inc	61,541	3,523			$34,194
		$17,070	TOTAL COMMON STOCKS		$2,341,497
			INVESTMENT COMPANIES - 3.85%	Shares Held	Value(000	's)
Savings & Loans - 0.04%
Berkshire Hills Bancorp Inc	49,338	1,411	Publicly Traded Investment Fund - 3.85%
New York Community Bancorp Inc	64,086	1,059	BlackRock Liquidity Funds FedFund Portfolio	50,517,908	50,518
Provident Financial Services Inc	85,628	1,740	Morgan Stanley Institutional Liquidity Funds -	387,386,890	387,387
		$4,210	Government Portfolio
					$437,905
Semiconductors - 0.02%
Analog Devices Inc	9,913	596	TOTAL INVESTMENT COMPANIES		$437,905
Powertech Technology Inc	440,000	970	CONVERTIBLE PREFERRED STOCKS -
Silicon Motion Technology Corp ADR	28,114	894	0.04%	Shares Held	Value(000	's)
		$2,460	Banks- 0.04%
			Wells Fargo & Co (f)	3,902	4,639
Software - 0.24%
Blackbaud Inc	13,337	836
Hansen Technologies Ltd	256,474	557	TOTAL CONVERTIBLE PREFERRED STOCKS		$4,639
Microsoft Corp	495,609	26,089	PREFERRED STOCKS - 2.15%	Shares Held	Value(000	's)
		$27,482	Banks- 0.79%
			AgriBank FCB (f)	33,000	3,453
Storage & Warehousing - 0.06%			Bank of America Corp 6.63%; Series I (f)	18,146	474
Safestore Holdings PLC	1,268,258	6,352	Bank of New York Mellon Corp/The (f)	48,715	1,252
Sumitomo Warehouse Co Ltd/The	132,000	700
			Barclays Bank PLC 8.13% (f)	169,800	4,462
		$7,052	Citigroup Inc 6.88%; Series K (f)	163,700	4,508
Supranational Bank - 0.00%			Citigroup Inc 7.13%; Series J (f)	223,000	6,148
Banco Latinoamericano de Comercio Exterior	20,451	553	City National Corp/CA (f)	19,590	569
SA			CoBank ACB 6.20% (f)	7,000	719
			CoBank ACB 6.25% (d),(f)	50,000	5,172
			Deutsche Bank Contingent Capital Trust II (f)	366,970	9,475
Telecommunications - 1.23%			Fifth Third Bancorp (f)	209,585	5,847
AT&T Inc	280,000	9,383
BCE Inc (a)	250,000	10,802	GMAC Capital Trust I	157,000	4,055
			Goldman Sachs Group Inc/The (f)	32,200	802
Bezeq The Israeli Telecommunication Corp	547,273	1,173	ING Groep NV 6.13% (f)	146,000	3,727
Ltd			JPMorgan Chase & Co (f)	24,800	612
Cable & Wireless Communications PLC	3,911,429	4,429	JPMorgan Chase & Co 6.10% (f)	34,400	871
CenturyLink Inc (a)	250,000	7,052
			M&T Bank Corp - Series A (f)	1,505	1,554
Chunghwa Telecom Co Ltd	872,000	2,672	Morgan Stanley - Series E (f)	4,021	112
Cisco Systems Inc	575,817	16,612	PNC Financial Services Group Inc/The (f)	234,700	6,536
Cleveland Unlimited Inc (b),(c),(e)	1	10
			Royal Bank of Scotland Group PLC 5.75%;	218,454	5,394
Deutsche Telekom AG	104,663	1,960	Series L (f)
Far EasTone Telecommunications Co Ltd	2,599,000	5,639	State Street Corp 5.25%; Series C (f)	244,850	6,263
Freenet AG	47,039	1,587	State Street Corp 5.90%; Series D (f)	65,000	1,730
Frontier Communications Corp	500,000	2,570	State Street Corp 6.00% (f)	1,580	41
HKT Trust & HKT Ltd	4,039,637	4,838	TCF Financial Corp (f)	48,227	1,302
Infrastrutture Wireless Italiane SpA (b),(d)	182,470	947
			US Bancorp (f)	364,991	9,782
KDDI Corp	466,200	11,281	Valley National Bancorp (f)	184,000	4,826
Level 3 Communications Inc (b)	180,000	9,171
			Wells Fargo & Co 6.63% (f)	1,861	52
Nippon Telegraph & Telephone Corp	159,600	5,851
NTT DOCOMO Inc	238,800	4,651			$89,738
Orange SA	371,137	6,544	Diversified Financial Services - 0.05%
Taiwan Mobile Co Ltd	602,000	1,895	Affiliated Managers Group Inc 6.38%	22,111	576
Telenor ASA	183,708	3,461	Charles Schwab Corp/The (f)	165,953	4,300
T-Mobile US Inc (b)	122,000	4,623	General Electric Capital Corp 4.88%	13,477	345
Verizon Communications Inc (a)	375,000	17,580
					$5,221
Vodafone Group PLC ADR	150,000	4,945
		$139,676	Electric - 0.13%
			Duke Energy Corp	3,569	90
Transportation - 0.43%			Entergy Arkansas Inc 4.90%	13,312	333
Canadian National Railway Co	77,885	4,757	Entergy Arkansas Inc 5.75%	68,278	1,724
CEVA Group PLC (b)	123	77	Entergy Louisiana LLC 4.70%	172,915	4,167
CSX Corp	120,919	3,264	Entergy Louisiana LLC 5.88%	6,008	152
East Japan Railway Co	50,100	4,763	Entergy New Orleans Inc	52,335	1,309
Fukuyama Transporting Co Ltd	143,000	777	Integrys Holding Inc	2,759	70
Kamigumi Co Ltd	594,000	5,103	Interstate Power & Light Co (f)	98,856	2,546
Kansas City Southern	38,215	3,163	NextEra Energy Capital Holdings Inc - Series	201,389	4,924
Union Pacific Corp (a)	292,182	26,106	I
Wisdom Marine Lines Co Ltd (b)	948,000	1,075			$15,315
		$49,085

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

PREFERRED STOCKS (continued)	Shares Held Value (000's)				Principal
				BONDS (continued)	Amount (000's) Value (000's)
Food- 0.01%
Dairy Farmers of America Inc (b),(d),(f)		10,000	$1,017	Aerospace & Defense (continued)
				LMI Aerospace Inc
				7.38%, 07/15/2019		$4,307	$4,232
Insurance - 0.55%
Aegon NV 6.38% (f)		331,071	8,475	StandardAero Aviation Holdings Inc
				10.00%, 07/15/2023 (d)		5,050	5,101
Aflac Inc		225,135	5,750
Allstate Corp/The 6.63%; Series E (f)		122,903	3,342	TransDigm Inc
Allstate Corp/The 6.75%; Series C (f)		43,356	1,182	5.50%, 10/15/2020		19,945	19,995
				6.00%, 07/15/2022		2,540	2,565
American Financial Group Inc/OH 5.75%		9,619	249	6.50%, 05/15/2025(d)		3,650	3,709
American Financial Group Inc/OH 6.38%		22,964	609
Arch Capital Group Ltd (f)		92,770	2,492				$44,610
Aspen Insurance Holdings Ltd 5.95% (f)		197,787	5,042	Agriculture - 0.25%
Aspen Insurance Holdings Ltd 7.25% (f)		132,920	3,544	Vector Group Ltd
Axis Capital Holdings Ltd 6.88% (f)		138,578	3,747	7.75%, 02/15/2021		26,256	28,028
Delphi Financial Group Inc 7.38%		291,374	7,175
Hartford Financial Services Group Inc/The		151,051	4,652
PartnerRe Ltd 7.25% (f)		127,947	3,657	Automobile Manufacturers - 0.06%
Protective Life Corp 6.25%		127,353	3,321	Fiat Chrysler Finance Europe
Prudential PLC (b)		2,800	73	4.75%, 07/15/2022	EUR	1,000	1,166
Reinsurance Group of America Inc		22,411	649	6.75%, 10/14/2019		2,000	2,507
RenaissanceRe Holdings Ltd - Series E (f)		34,385	854	Peugeot SA
Torchmark Corp		82,341	2,108	6.50%, 01/18/2019		2,100	2,630
XLIT Ltd (f)		6,623	5,464				$6,303
			$62,385	Automobile Parts & Equipment - 0.11%
Media- 0.01%				Gestamp Funding Luxembourg SA
Comcast Corp		60,128	1,585	5.88%, 05/31/2020		2,500	2,862
				Metalsa SA de CV
				4.90%, 04/24/2023(d)		$2,083	1,838
REITS- 0.16%				Rhino Bondco S.P.A
Digital Realty Trust Inc - Series E (f)		19,740	511	7.25%, 11/15/2020	EUR	1,500	1,761
Equity Residential (f)		20,702	1,319	Schaeffler Holding Finance BV
Kimco Realty Corp 5.50% (f)		75,613	1,867	5.75%, 11/15/2021		3,550	4,200
National Retail Properties Inc (f)		71,632	1,895	Tupy Overseas SA
Prologis Inc - Series Q (f)		92,034	5,933	6.63%, 07/17/2024(d)		$1,525	1,363
PS Business Parks Inc - Series T (f)		115,362	2,991				$12,024
Public Storage Inc 5.20%; Series W (f)		30,634	757
Public Storage Inc 5.88%; Series A (f)		58,951	1,536	Banks- 2.54%
Public Storage Inc 6.00%; Series Z (f)		20,000	526	ABN AMRO Bank NV
Public Storage Inc 6.38%; Series Y (f)		12,871	344	6.25%, 09/13/2022(g)		2,000	2,115
Ventas Realty LP / Ventas Capital Corp		12,284	325	Agricola Senior Trust
Vornado Realty Trust - Series J (f)		4,267	111	6.75%, 06/18/2020(d)		2,660	2,643
			$18,115	Banco Davivienda SA
				5.88%, 07/09/2022(d)		3,390	3,445
Savings & Loans - 0.01%				Banco do Brasil SA/Cayman
Astoria Financial Corp (f)		2,980	77	9.00%, 06/29/2049(d),(f)		300	207
First Niagara Financial Group Inc (f)		39,846	1,097	9.00%, 06/29/2049(f),(g)		1,200	828
			$1,174	Banco Inbursa SA Institucion de Banca
				Multiple
Telecommunications - 0.29%				4.13%, 06/06/2024(d)		3,160	3,085
Centaur Funding Corp 9.08% (d)		11,900	14,696
				Banco Santander SA
Qwest Corp 7.00%		44,419	1,160	6.38%, 05/29/2049(f),(g)		2,000	1,955
Qwest Corp 7.38%		283,876	7,327
				Bancolombia SA
Qwest Corp 7.50%		136,946	3,588
				5.13%, 09/11/2022		6,346	6,289
Telephone & Data Systems Inc 6.88%		25,608	655
				Bank of America Corp
Telephone & Data Systems Inc 7.00%		121,991	3,123	6.25%, 09/29/2049(f),(g)		4,600	4,665
Verizon Communications Inc		79,510	2,115	6.50%, 10/29/2049(f),(g)		700	732
			$32,664	Bank of New York Mellon Corp/The
Transportation - 0.15%				4.95%, 12/29/2049(f),(g)		4,000	4,000
CEVA Group PLC (b)		267	167	Barclays PLC
Seaspan Corp		704,000	17,480	3.65%, 03/16/2025		4,200	4,062
			$17,647	6.63%, 06/29/2049(f),(g)		1,961	1,935
				8.25%, 12/29/2049(f),(g)		4,000	4,259
TOTAL PREFERRED STOCKS			$244,861
	Principal			BBVA Bancomer SA/Texas
				6.75%, 09/30/2022(d)		2,615	2,934
BONDS- 64.69%	Amount (000's) Value (000's)
				BNP Paribas SA
Advertising - 0.19%				7.20%, 06/29/2049(d),(f)		4,400	5,038
MDC Partners Inc				7.37%, 12/29/2049(d),(f),(g)		3,000	3,105
6.75%, 04/01/2020(d)		$20,800	$21,164	Cadence Financial Corp
				4.88%, 06/28/2019(d),(e)		3,500	3,482
Aerospace & Defense - 0.39%				CITIC Ltd
Aerojet Rocketdyne Holdings Inc				6.38%, 04/10/2020		889	998
7.13%, 03/15/2021		4,300	4,520	6.63%, 04/15/2021		1,574	1,808
Finmeccanica SpA				6.80%, 01/17/2023		1,200	1,394
4.50%, 01/19/2021	EUR	3,700	4,488	6.88%, 01/21/2018		700	763

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value (000's)

Banks (continued)				Banks (continued)
CITIC Ltd (continued)				Trade & Development Bank of Mongolia
7.88%, 04/15/2049(f),(g)	$1,450	$ 1,479		LLC
8.62%, 05/29/2049(f),(g)	3,300	3,743		9.38%, 05/19/2020(d)		$1,905	$1,901
Citigroup Capital III				Turkiye Vakiflar Bankasi TAO
7.63%, 12/01/2036	8,600	10,675		6.87%, 02/03/2025(d),(g)		10,913	10,582
Citigroup Inc				UBS Preferred Funding Trust V
5.95%, 12/29/2049(f)	4,900	4,728		6.24%, 05/29/2049(f)		5,000	5,063
6.30%, 12/29/2049(f),(g)	6,500	6,429		Wells Fargo & Co
Citizens Financial Group Inc				7.98%, 12/31/2049(f),(g)		12,000	12,780
5.50%, 12/29/2049(d),(f),(g)	6,000	5,895					$288,600
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands				Biotechnology - 0.05%
11.00%, 12/29/2049 (d),(f),(g)	14,015	17,431		Concordia Healthcare Corp
				9.50%, 10/21/2022(d)		5,900	5,782
Corestates Capital III
0.89%, 02/15/2027(d),(g)	500	419
Credit Agricole SA				Building Materials - 0.30%
8.38%, 12/31/2049(d),(f),(g)	1,900	2,152		Building Materials Corp of America
Credit Suisse Group AG				6.00%, 10/15/2025(d)		2,500	2,656
7.50%, 12/29/2049(d),(f),(g)	1,000	1,056		Cemex Finance LLC
Development Bank of Kazakhstan JSC				9.38%, 10/12/2022(d)		1,932	2,101
5.50%, 12/20/2015	200	201		Cemex SAB de CV
Finansbank AS/Turkey				6.13%, 05/05/2025(d)		4,366	4,137
6.25%, 04/30/2019(d)	4,957	5,176		HeidelbergCement Finance Luxembourg SA
Fleet Capital Trust V				7.50%, 04/03/2020	EUR	2,000	2,711
1.34%, 12/18/2028(g)	7,500	6,937		9.50%, 12/15/2018		1,000	1,363
Goldman Sachs Group Inc/The				Reliance Intermediate Holdings LP
5.38%, 12/29/2049(f),(g)	4,700	4,653		6.50%, 04/01/2023(d)		$18,515	18,978
5.70%, 12/29/2049(f),(g)	2,000	2,027		Votorantim Cimentos SA
HSBC Capital Funding LP/Jersey				7.25%, 04/05/2041(d)		2,642	2,213
10.18%, 12/29/2049 (d),(f),(g)	4,000	6,040					$34,159
ICICI Bank Ltd
6.37%, 04/30/2022(g)	4,100	4,207		Chemicals - 0.39%
Industrial & Commercial Bank of China Ltd				Axalta Coating Systems US Holdings Inc /
6.00%, 12/29/2049(f),(g)	1,515	1,595		Axalta Coating Systems Dutch Holding B
Itau Unibanco Holding SA/Cayman Island				5.75%, 02/01/2021	EUR	3,500	4,003
2.85%, 05/26/2018(d)	850	823		Braskem America Finance Co
5.65%, 03/19/2022(d)	5,280	4,990		7.13%, 07/22/2041(d)		$800	636
JPMorgan Chase & Co				Braskem Finance Ltd
5.30%, 12/29/2049(f),(g)	8,700	8,726		5.75%, 04/15/2021		2,488	2,333
6.13%, 12/29/2049(f),(g)	5,500	5,617		6.45%, 02/03/2024		3,610	3,249
6.75%, 01/29/2049(f),(g)	19,000	20,615		7.38%, 10/29/2049(d),(f)		1,533	1,246
KeyCorp Capital III				Huntsman International LLC
7.75%, 07/15/2029	795	952		5.13%, 04/15/2021	EUR	1,000	1,065
M&T Bank Corp				INEOS Group Holdings SA
6.45%, 12/29/2049(f),(g)	535	571		5.75%, 02/15/2019		2,200	2,412
6.88%, 12/29/2049(f)	1,900	1,908		Mexichem SAB de CV
				5.88%, 09/17/2044(d)		$1,947	1,740
Morgan Stanley
5.55%, 12/29/2049(f),(g)	1,250	1,248		OCP SA
				4.50%, 10/22/2025(d)		5,000	4,795
National Savings Bank
5.15%, 09/10/2019(d)	500	480		5.63%, 04/25/2024(d)		794	829
Nordea Bank AB				PSPC Escrow Corp
5.50%, 09/29/2049(d),(f),(g)	4,100	4,026		6.00%, 02/01/2023	EUR	5,000	4,530
5.50%, 09/29/2049(f),(g)	9,000	8,838		Sinochem Offshore Capital Co Ltd
6.13%, 12/29/2049(d),(f),(g)	2,000	1,975		3.25%, 04/29/2019(d)		$7,298	7,401
PNC Financial Services Group Inc/The				TPC Group Inc
6.75%, 07/29/2049(f),(g)	8,500	9,161		8.75%, 12/15/2020(d)		12,365	10,110
Provident Funding Associates LP / PFG							$44,349
Finance Corp				Coal- 0.61%
6.75%, 06/15/2021(d)	16,920	16,243
				CONSOL Energy Inc
Royal Bank of Scotland Group PLC				5.88%, 04/15/2022		6,545	4,140
(f),(g)
7.50%, 12/29/2049	600	621		8.00%, 04/01/2023(d)		6,750	4,708
8.00%, 12/29/2049(f),(g)	600	627
				Foresight Energy LLC / Foresight Energy
Societe Generale SA				Finance Corp
(d),(f),(g)
1.07%, 12/29/2049	3,000	2,760		7.88%, 08/15/2021(d)		56,880	41,806
7.88%, 12/29/2049(d),(f),(g)	2,000	2,006
				Natural Resource Partners LP / NRP Finance
8.00%, 09/29/2049(d),(f),(g)	1,000	1,010
				Corp
8.25%, 09/29/2049(f),(g)	7,500	7,895
				9.13%, 10/01/2018		3,075	2,245
Standard Chartered PLC				Peabody Energy Corp
5.70%, 03/26/2044	6,100	6,254		6.25%, 11/15/2021		27,505	3,644
7.01%, 07/29/2049(d),(f)	4,150	4,482
				SunCoke Energy Partners LP / SunCoke
TC Ziraat Bankasi AS				Energy Partners Finance Corp
(d)
4.25%, 07/03/2019	1,870	1,861		7.38%, 02/01/2020(d)		6,000	4,980

See accompanying notes

Schedule of Investments

Global Diversified Income Fund

October 31, 2015

		Principal				Principal

BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)

Coal (continued)				Commercial Mortgage Backed Securities (continued)

SunCoke Energy Partners LP / SunCoke				COMM 2014-CCRE21 Mortgage Trust

Energy Partners Finance Corp	(continued)			1.42%, 12/10/2047(d),(g)		$20,879	$2,153

7.38%, 02/01/2020(d)		$9,538	$7,917	COMM 2014-LC17 Mortgage Trust

			$69,440	3.11%, 10/10/2047(d)		4,383	2,994

				3.69%, 10/10/2047(d),(g)		3,000	2,411

Commercial Mortgage Backed Securities - 16.50%				Comm 2014-UBS2 Mortgage Trust

Banc of America Commercial Mortgage Trust				5.02%, 03/10/2047(d),(g)		13,190	12,398

2006-6				COMM 2014-UBS3 Mortgage Trust

5.48%, 10/10/2045		5,000	5,016	1.29%, 06/10/2047(d),(g)		60,721	4,507

Banc of America Merrill Lynch Commercial				4.81%, 06/10/2047(d),(g)		21,861	19,338

Mortgage Inc				COMM 2014-UBS5 Mortgage Trust

4.77%, 07/10/2043		14,250	13,140	3.49%, 09/10/2047(d),(g)		10,000	7,634

4.85%, 07/10/2043		9,500	7,625	COMM 2014-UBS6 Mortgage Trust
5.34%, 11/10/2042(g)		3,044	3,040
				0.50%, 12/10/2047(d),(g)		60,589	2,230

CD 2006-CD2 Mortgage Trust				Commercial Mortgage Pass Through
5.42%, 01/15/2046(g)		8,755	8,258
				Certificates

CD 2006-CD3 Mortgage Trust				3.50%, 02/10/2047(d)		18,498	14,402
5.69%, 10/15/2048(g)		15,650	13,419
				Commercial Mortgage Trust 2007-GG9

CD 2007-CD4 Commercial Mortgage Trust				5.51%, 03/10/2039		53,926	51,064

5.40%, 12/11/2049		48,110	41,957	5.53%, 03/10/2039		14,000	9,795

CFCRE Commercial Mortgage Trust 2011-				Credit Suisse Commercial Mortgage Trust

C1				Series 2006-C1
5.52%, 04/15/2044(d),(g)		5,550	6,166
				5.47%, 02/15/2039(g)		10,045	10,060

Citigroup Commercial Mortgage Trust 2007-				5.47%, 02/15/2039(g)		3,790	3,790

C6				5.47%, 02/15/2039(g)		19,700	19,561
5.71%, 07/10/2017(d),(g)		30,000	27,441
				5.47%, 02/15/2039(d),(g)		23,036	22,682
5.71%, 12/10/2049(g)		21,680	19,831
				Credit Suisse Commercial Mortgage Trust

Citigroup Commercial Mortgage Trust 2012-				Series 2006-C2

GC8				5.66%, 03/15/2039(g)		1,000	1,006
4.88%, 09/10/2045(d),(g)		1,875	1,686
				Credit Suisse Commercial Mortgage Trust

Citigroup Commercial Mortgage Trust 2013-				Series 2007-C1

GC15				5.42%, 02/15/2040		12,500	12,786
4.25%, 09/10/2046(d),(g)		16,492	13,173

5.10%, 09/10/2046(d),(g)		18,100	17,594	5.46%, 02/15/2040		30,000	17,849
				Credit Suisse Commercial Mortgage Trust

Citigroup Commercial Mortgage Trust 2014-				Series 2007-C5

GC19				0.29%, 09/15/2040(d),(g)		272,897	1,367
1.23%, 03/10/2047(d),(g)		15,244	1,155
				Credit Suisse First Boston Mortgage Securities

Citigroup Commercial Mortgage Trust 2014-				Corp

GC23				5.23%, 12/15/2040		6,250	6,243
1.30%, 07/10/2047(d),(g)		55,444	4,203
				5.23%, 12/15/2040(d),(g)		6,700	6,670

Citigroup Commercial Mortgage Trust 2015-				Credit Suisse Mortgage Capital Certificates

GC31				2006	-C4
4.20%, 06/10/2048(g)		5,000	3,904
				5.54%, 09/15/2039(g)		29,489	29,545

COMM 2012-CCRE1 Mortgage Trust				CSAIL 2015-C1 Commercial Mortgage Trust
2.46%, 05/15/2045(d)		13,993	10,765
				0.50%, 04/15/2050(d),(g)		62,192	2,302
5.36%, 05/15/2045(d),(g)		8,889	9,032
				DBUBS 2011-LC1 Mortgage Trust

COMM 2012-CCRE4 Mortgage Trust				0.27%, 11/10/2046(d),(g)		142,384	2,072
4.57%, 10/15/2045(d),(g)		5,000	4,722
				DBUBS 2011-LC2 Mortgage Trust

COMM 2012-CCRE5 Mortgage Trust				1.38%, 07/10/2044(d),(g)		16,743	613
4.34%, 12/10/2045(d),(g)		3,375	3,303

4.34%, 12/10/2045(d),(g)		7,500	7,057	DBUBS 2011-LC3 Mortgage Trust
				3.75%, 08/10/2044(d)		12,029	10,736

COMM 2013-CCRE11 Mortgage Trust				FHLMC Multifamily Structured Pass Through
0.87%, 10/10/2046(c),(d),(g)		40,266	2,013

4.37%, 10/10/2046(d),(g)		5,108	4,183	Certificates
				0.74%, 03/25/2020(g)		151,904	3,952
5.17%, 10/10/2046(d),(g)		13,519	12,741
				1.16%, 01/25/2021(g)		61,136	3,091

Comm 2013-CCRE13 Mortgage Trust				1.38%, 11/25/2019(g)		56,993	2,541
4.75%, 12/10/2023(d),(g)		6,421	5,950
				1.45%, 08/25/2020(g)		28,578	1,498
4.75%, 12/10/2023(d),(g)		18,660	16,062
				1.46%, 04/25/2041(g)		86,714	5,051

COMM 2013-CCRE6 Mortgage Trust				1.61%, 08/25/2016(g)		23,178	168
1.51%, 03/10/2046(g)		87,449	4,822
				1.62%, 08/25/2040(g)		73,469	4,021
4.17%, 03/10/2046(d),(g)		21,400	19,114
				1.64%, 04/25/2017(g)		89,282	1,310
4.17%, 03/10/2046(d),(g)		10,500	8,670
				1.66%, 06/25/2042(g)		13,000	693

COMM 2013-CCRE7 Mortgage Trust				1.70%, 04/25/2045(g)		48,322	2,518
4.35%, 03/10/2046(d),(g)		7,500	6,694
				1.90%, 11/25/2039(g)		28,598	1,535

COMM 2013-LC6 Mortgage Trust				2.00%, 09/25/2039(g)		32,000	1,744
4.29%, 01/10/2046(d),(g)		15,205	13,752
				2.10%, 10/25/2025(g)		47,224	2,611

COMM 2014-CCRE15 Mortgage Trust				2.21%, 12/25/2039(g)		15,514	1,800
4.27%, 02/10/2047(d),(g)		5,414	4,616
				2.25%, 01/25/2041(g)		15,537	1,646

COMM 2014-CCRE17 Mortgage Trust				2.52%, 07/25/2039(g)		89,000	5,452
0.33%, 05/10/2047(d),(g)		44,717	992
				2.58%, 11/25/2041(g)		25,000	3,429
0.80%, 05/10/2047(d),(g)		62,604	3,083
				2.58%, 12/25/2043(g)		18,309	2,170
4.30%, 05/10/2047(d),(g)		5,311	4,113
				2.80%, 08/25/2039(g)		38,877	5,551
4.80%, 05/10/2047(d),(g)		17,469	16,045

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
FHLMC Multifamily Structured Pass Through				JP Morgan Chase Commercial Mortgage
Certificates (continued)				Securities Trust 2007-CIBC20
2.81%, 01/25/2043(g)	$85,739	$ 11,277		6.18%, 02/12/2051(d),(g)	$5,755	$5,792
3.22%, 02/25/2042(g)	92,991	14,738		JP Morgan Chase Commercial Mortgage
3.61%, 06/25/2041(g)	4,400	777		Securities Trust 2010-C1
4.63%, 11/25/2044(g)	1,800	373		3.77%, 06/15/2043(d)	5,000	1,856
FREMF 2011-K704 Mortgage Trust				JP Morgan Chase Commercial Mortgage
0.10%, 10/25/2030(d),(g)	564,451	1,327		Securities Trust 2010-CNTR
GE Capital Commercial Mortgage Corp				2.00%, 08/05/2032(d),(g)	11,929	782
4.53%, 06/10/2048(g)	1,816	1,815		JP Morgan Chase Commercial Mortgage
GE Commercial Mortgage Corp Series 2007-				Securities Trust 2011-C3
C1 Trust				4.41%, 02/15/2046(d)	4,330	3,869
5.54%, 12/10/2049(d)	9,000	9,281		JP Morgan Chase Commercial Mortgage
5.61%, 12/10/2049(g)	10,000	10,353		Securities Trust 2011-C5
GS Mortgage Securities Corp II				4.00%, 08/15/2046(d)	6,000	5,345
3.38%, 05/10/2050(g)	4,500	3,296		5.32%, 08/15/2046(d),(g)	4,844	5,038
4.85%, 11/10/2045(d),(g)	8,500	7,460		JP Morgan Chase Commercial Mortgage
4.85%, 11/10/2045(d),(g)	10,000	9,536		Securities Trust 2012-C6
GS Mortgage Securities Trust 2010-C1				2.97%, 05/15/2045(d)	7,500	5,780
1.48%, 08/10/2043(d),(g)	46,102	2,592		5.20%, 05/15/2045(d),(g)	3,835	3,806
GS Mortgage Securities Trust 2010-C2				JP Morgan Chase Commercial Mortgage
5.18%, 12/10/2043(d),(g)	10,000	10,337		Securities Trust 2012-C8
GS Mortgage Securities Trust 2011-GC5				2.75%, 10/15/2045(d),(g)	8,553	6,503
5.31%, 08/10/2044(d),(g)	20,000	20,364		JP Morgan Chase Commercial Mortgage
5.31%, 08/10/2044(d),(g)	3,660	3,541		Securities Trust 2013-C10
GS Mortgage Securities Trust 2012-GC6				0.36%, 12/15/2047(d),(g)	276,436	6,186
0.19%, 01/10/2045(d),(g)	226,539	2,420		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2012-GCJ7				Securities Trust 2013-C16
5.72%, 05/10/2045(d),(g)	7,429	7,480		1.26%, 12/15/2046(d),(g)	20,750	1,624
GS Mortgage Securities Trust 2013-GC16				3.74%, 12/15/2046(d)	10,000	7,708
3.50%, 11/10/2046(d),(g)	2,500	1,880		5.01%, 12/15/2046(d),(g)	16,203	15,290
5.32%, 11/10/2046(d),(g)	3,544	3,410		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2013-GCJ14				Securities Trust 2013-LC11
4.77%, 08/10/2046(d),(g)	3,500	3,260		0.99%, 04/15/2046(d),(g)	49,841	2,746
4.77%, 08/10/2046(d),(g)	7,742	6,917		1.55%, 04/15/2046(g)	117,714	8,892
4.77%, 08/10/2046(d),(g)	2,500	2,080		JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Trust 2014-GC26				Securities Trust 2014-C20
1.21%, 11/10/2047(d),(g)	29,811	2,665		1.16%, 07/15/2047(g)	95,225	5,660
JP Morgan Chase Commercial Mortgage				JPMBB Commercial Mortgage Securities
Securities Trust 2005-CIBC12				Trust 2013-C12
4.99%, 09/12/2037	148	149		4.09%, 07/15/2045(g)	13,826	12,463
JP Morgan Chase Commercial Mortgage				JPMBB Commercial Mortgage Securities
Securities Trust 2005-LDP1				Trust 2013-C15
5.76%, 03/15/2046(d),(g)	4,600	4,599		5.08%, 11/15/2045(d),(g)	23,750	22,776
JP Morgan Chase Commercial Mortgage				JPMBB Commercial Mortgage Securities
Securities Trust 2005-LDP4				Trust 2014-C18
5.13%, 10/15/2042	7,800	7,757		1.14%, 02/15/2047(g)	58,875	3,440
JP Morgan Chase Commercial Mortgage				4.81%, 02/15/2047(d),(g)	10,000	8,828
Securities Trust 2006-CIBC14				JPMBB Commercial Mortgage Securities
5.54%, 12/12/2044(g)	20,340	19,661		Trust 2014-C23
JP Morgan Chase Commercial Mortgage				0.88%, 09/15/2047(g)	442,332	19,920
Securities Trust 2006-CIBC16				JPMBB Commercial Mortgage Securities
5.62%, 05/12/2045	20,140	19,828		Trust 2014-C24
JP Morgan Chase Commercial Mortgage				1.08%, 11/15/2047(g)	129,415	7,869
Securities Trust 2006-CIBC17				3.93%, 11/15/2047(d),(g)	18,500	15,348
5.49%, 12/12/2043	30,435	16,283		JPMBB Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage				Trust 2014-C26
Securities Trust 2006-LDP6				4.43%, 01/15/2048(g)	10,000	9,690
5.56%, 04/15/2043(g)	5,599	5,600		JPMBB Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage				Trust 2015-C28
Securities Trust 2006-LDP7				0.50%, 10/15/2048(d),(g)	54,005	1,996
5.91%, 04/15/2045(g)	9,000	8,595		1.21%, 10/15/2048(g)	62,835	4,490
JP Morgan Chase Commercial Mortgage				4.24%, 10/15/2048(g)	8,600	7,745
Securities Trust 2006-LDP9				JPMBB Commercial Mortgage Securities
5.34%, 05/15/2047	1,000	999		Trust 2015-C29
JP Morgan Chase Commercial Mortgage				3.70%, 05/15/2048(g)	4,500	3,472
Securities Trust 2007-C1				JPMBB Commercial Mortgage Securities
5.95%, 02/15/2051(g)	17,000	18,032		Trust 2015-C30
JP Morgan Chase Commercial Mortgage				0.73%, 07/15/2048(g)	84,262	3,639
Securities Trust 2007-CIBC19				JPMBB Commercial Mortgage Securities
5.70%, 02/12/2049(g)	35,000	32,545		Trust 2015-C31
				0.50%, 08/15/2048(d),(g)	42,377	1,614

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's) Value (000's)

	Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
	LB Commercial Mortgage Trust 2007-C3				Morgan Stanley Bank of America Merrill
	5.90%, 07/15/2044(g)	$5,000	$ 5,125		Lynch Trust 2013-C9
	5.90%, 07/15/2044(g)	12,738	12,821		4.16%, 05/15/2046(d),(g)		$4,150	$3,555
LB	-UBS Commercial Mortgage Trust 2003-				Morgan Stanley Bank of America Merrill
	C8				Lynch Trust 2014-C14
	0.17%, 09/15/2037(d),(g)	868	—		4.83%, 02/15/2047(d),(g)		10,331	9,192
LB	-UBS Commercial Mortgage Trust 2004-				Morgan Stanley Bank of America Merrill
	C1				Lynch Trust 2014-C15
	5.00%, 01/15/2036	1,000	996		0.90%, 04/15/2047(c),(d),(g)		67,485	3,965
LB	-UBS Commercial Mortgage Trust 2005-				4.90%, 04/15/2047(d),(g)		8,786	8,095
	C3				4.90%, 04/15/2047(d),(g)		4,000	3,502
	4.95%, 07/15/2040(g)	1,681	1,788		Morgan Stanley Bank of America Merrill
LB	-UBS Commercial Mortgage Trust 2006-				Lynch Trust 2014-C16
	C6				4.26%, 06/15/2047(d),(g)		17,104	14,174
	5.47%, 09/15/2039(g)	8,500	8,537		4.76%, 06/15/2047(d),(g)		20,000	17,795
LB	-UBS Commercial Mortgage Trust 2006-				4.76%, 06/15/2047(g)		5,510	5,618
	C7				Morgan Stanley Bank of America Merrill
	5.41%, 11/15/2038	28,000	24,700		Lynch Trust 2014-C18
LB	-UBS Commercial Mortgage Trust 2007-				0.99%, 10/15/2047(g)		193,670	9,351
	C1				4.49%, 10/15/2047		4,408	4,473
	5.48%, 02/15/2040	10,000	10,260		Morgan Stanley Bank of America Merrill
LB	-UBS Commercial Mortgage Trust 2007-				Lynch Trust 2015-C20
	C6				1.39%, 02/15/2048(d),(g)		41,500	4,384
	6.12%, 07/15/2040(g)	17,000	17,502		Morgan Stanley Bank of America Merrill
	6.14%, 07/15/2040(g)	13,250	13,436		Lynch Trust 2015-C26
	6.14%, 07/15/2040(g)	8,841	8,498		0.00%, 11/15/2048(b),(c),(g),(h)		7,185	5,202
LB	-UBS Commercial Mortgage Trust 2007-				Morgan Stanley Capital I Trust 2006-HQ10
	C7				5.39%, 11/12/2041(g)		6,450	6,462
	6.25%, 09/15/2045(g)	10,500	10,901		Morgan Stanley Capital I Trust 2007-HQ13
	6.25%, 09/15/2045(g)	8,845	8,907		5.93%, 12/15/2044		13,275	13,538
LB	-UBS Commercial Mortgage Trust 2008-				Morgan Stanley Capital I Trust 2011-C3
	C1				1.21%, 07/15/2049(d),(g)		38,061	1,092
	6.10%, 04/15/2041(g)	13,964	9,724		UBS Commercial Mortgage Trust 2012-C1
	Merrill Lynch Mortgage Trust 2005-LC1				0.35%, 05/10/2045(d),(g)		143,076	3,096
	5.36%, 01/12/2044(g)	2,300	2,305		5.00%, 05/10/2045(d)		8,000	7,091
	Merrill Lynch Mortgage Trust 2006-C1				UBS-Barclays Commercial Mortgage Trust
	5.67%, 05/12/2039(g)	9,000	9,046		2012	-C2
	5.67%, 05/12/2039(g)	15,000	12,582		1.72%, 05/10/2063(d),(g)		36,338	2,413
	Merrill Lynch Mortgage Trust 2006-C2				UBS-Barclays Commercial Mortgage Trust
	5.80%, 08/12/2043(g)	28,000	28,163		2012	-C3
	Merrill Lynch Mortgage Trust 2007-C1				4.96%, 08/10/2049(d),(g)		25,827	25,498
	5.84%, 06/12/2050(g)	15,870	231		4.96%, 08/10/2049(d),(g)		20,994	18,988
	5.84%, 06/12/2050(g)	10,781	108		UBS-Barclays Commercial Mortgage Trust
ML	-CFC Commercial Mortgage Trust 2006-				2012	-C4
	3				4.50%, 12/10/2045(d),(g)		21,000	20,051
	5.48%, 07/12/2046(g)	24,265	24,451		4.50%, 12/10/2045(d),(g)		17,981	15,761
	5.52%, 07/12/2046(g)	20,750	20,360		UBS-Barclays Commercial Mortgage Trust
	5.55%, 07/12/2046(g)	2,500	1,781		2013	-C5
ML	-CFC Commercial Mortgage Trust 2007-				4.09%, 03/10/2046(d),(g)		9,150	8,400
	5				4.09%, 03/10/2046(d),(g)		2,500	2,057
	5.45%, 08/12/2048	15,070	14,894		Wachovia Bank Commercial Mortgage Trust
ML	-CFC Commercial Mortgage Trust 2007-				Series 2006-C26
	9				6.00%, 06/15/2045(g)		13,067	13,226
	0.36%, 09/12/2049(g)	14,499	—		Wachovia Bank Commercial Mortgage Trust
	6.19%, 09/12/2049(g)	35,490	35,596		Series 2006-C29
	Morgan Stanley Bank of America Merrill				5.37%, 11/15/2048		30,879	30,626
	Lynch Trust 2012-C5				Wachovia Bank Commercial Mortgage Trust
	0.08%, 08/15/2045(d),(g)	221,584	1,214		Series 2007-C30
	4.69%, 08/15/2045(d),(g)	6,787	6,647		5.41%, 12/15/2043(g)		12,715	12,723
	Morgan Stanley Bank of America Merrill				5.46%, 12/15/2043(g)		6,778	7,164
	Lynch Trust 2013-C10				5.48%, 12/15/2043		22,500	23,161
	4.08%, 07/15/2046(d),(g)	5,609	5,257		Wachovia Bank Commercial Mortgage Trust
	Morgan Stanley Bank of America Merrill				Series 2007-C34
	Lynch Trust 2013-C11				6.02%, 05/15/2046(g)		8,718	8,796
	0.75%, 08/15/2046(g)	164,653	3,727		Wachovia Commercial Mortgage Securities
	Morgan Stanley Bank of America Merrill				Inc Commercial Mortgage Pass Through
	Lynch Trust 2013-C13				Certificates Series 2003 C5
	4.89%, 11/15/2046(d),(g)	5,462	5,231		2.18%, 06/15/2035(d),(g)		488	13
	Morgan Stanley Bank of America Merrill				Wells Fargo Commercial Mortgage Trust
	Lynch Trust 2013-C8				2010	-C1
	1.45%, 12/15/2048(g)	113,604	5,678		0.59%, 11/15/2043(d),(g)		13,678	360
	4.17%, 12/15/2048(d),(g)	18,500	17,281

See accompanying notes

     Schedule of Investments Global Diversified Income Fund October 31, 2015

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Commercial Mortgage Backed Securities (continued)					Computers - 0.09%
Wells Fargo Commercial Mortgage Trust					NCR Corp
2014-L	C18				5.88%, 12/15/2021		$2,000	$2,020
1.20%, 12/15/2047(g)			$86,272	$6,544	6.38%, 12/15/2023		8,078	8,320
3.96%, 12/15/2047(d),(g)			13,500	10,990				$10,340
Wells Fargo Commercial Mortgage Trust
2015	-C28				Consumer Products - 0.28%
4.14%, 05/15/2048(g)			10,000	7,862	Central Garden & Pet Co
Wells Fargo Commercial Mortgage Trust					8.25%, 03/01/2018		24,182	24,636
2015-NX	S1				Spectrum Brands Inc
4.11%, 05/15/2048(g)			6,500	5,348	6.63%, 11/15/2022		6,500	7,101
Wells Fargo Commercial Mortgage Trust								$31,737
2015-NX	S2				Distribution & Wholesale - 0.27%
4.25%, 07/15/2058(g)			9,153	7,373
					Alliance Automotive Finance PLC
Wells Fargo Commercial Mortgage Trust					6.25%, 12/01/2021	EUR	1,600	1,816
2015-NX	S3				American Tire Distributors Inc
3.15%, 09/15/2057(d),(g)			5,000	3,647	10.25%, 03/01/2022 (d)		$14,750	14,898
WFRBS Commercial Mortgage Trust 2011-					H&E Equipment Services Inc
C4					7.00%, 09/01/2022		1,690	1,715
0.61%, 06/15/2044(d),(g)			107,829	2,034
					Li & Fung Ltd
WFRBS Commercial Mortgage Trust 2011-					6.00%, 11/25/2049(f)		3,500	3,605
C5					VWR Funding Inc
0.11%, 11/15/2044(d),(g)			121,416	852
					4.63%, 04/15/2022	EUR	4,192	4,400
WFRBS Commercial Mortgage Trust 2013-					4.63%, 04/15/2022(d)		3,850	4,041
C11								$30,475
4.18%, 03/15/2045(d),(g)			10,000	8,422
WFRBS Commercial Mortgage Trust 2014-					Diversified Financial Services - 1.66%
C20					AerCap Ireland Capital Ltd / AerCap Global
3.99%, 05/15/2047(d),(g)			10,000	8,191	Aviation Trust
WFRBS Commercial Mortgage Trust 2014-					3.75%, 05/15/2019		$3,000	3,036
C22					4.63%, 10/30/2020		11,800	12,228
3.77%, 09/15/2057(g)			8,500	7,985	Aircastle Ltd
3.91%, 09/15/2057(d),(g)			10,000	8,166	5.50%, 02/15/2022		4,000	4,230
WFRBS Commercial Mortgage Trust 2014-					Alliance Data Systems Corp
C24					5.25%, 12/01/2017(d)		2,500	2,575
3.69%, 11/15/2047(d)			11,047	8,775	5.38%, 08/01/2022(d)		18,300	18,575
					6.38%, 04/01/2020(d)		4,500	4,646
				$1,877,478
					American Express Co
Commercial Services - 1.03%					5.20%, 05/29/2049(f),(g)		2,000	2,000
AA Bond Co Ltd					Ares Finance Co II LLC
5.50%, 07/31/2043		GBP	1,525	2,239	5.25%, 09/01/2025(d)		3,300	3,327
ADT Corp/The					Charles Schwab Corp/The
6.25%, 10/15/2021			$6,000	6,480	7.00%, 02/28/2049(f),(g)		4,198	4,880
Ancestry.com Holdings LLC					CIMPOR Financial Operations BV
9.63%, PIK 10.38%, 10/15/2018 (d),(i)			30,400	30,704	5.75%, 07/17/2024(d)		2,334	1,538
Atento Luxco 1 SA					Depository Trust & Clearing Corp/The
7.38%, 01/29/2020			3,575	3,352	4.88%, 12/29/2049(d),(f),(g)		9,000	9,045
Avis Budget Finance PLC					Drawbridge Special Opportunities Fund
6.00%, 03/01/2021		EUR	2,100	2,425	LP/Drawbridge Special Opportunities
ENA Norte Trust					Finance
4.95%, 04/25/2028(d)			$3,215	3,289	5.00%, 08/01/2021(d)		15,300	14,994
Europcar Groupe SA					Financiera de Desarrollo Territorial SA
5.75%, 06/15/2022		EUR	3,700	4,231	Findeter
Jaguar Holding Co II / Pharmaceutical Product					7.88%, 08/12/2024(d)	COP	2,500,000	787
Development LLC					General Electric Capital Corp
6.38%, 08/01/2023(d)			$18,100	18,122	6.25%, 12/31/2049(f),(g)		$2,600	2,898
Midas Intermediate Holdco II LLC / Midas					7.13%, 12/29/2049(f),(g)		15,100	17,742
Intermediate Holdco II Finance Inc					Icahn Enterprises LP / Icahn Enterprises
7.88%, 10/01/2022(d)			8,538	8,410
					Finance Corp
Prospect Medical Holdings Inc					5.88%, 02/01/2022		7,700	7,931
8.38%, 05/01/2019(d)			700	739
					Jefferies Finance LLC / JFIN Co-Issuer Corp
Truven Health Analytics Inc					7.38%, 04/01/2020(d)		4,725	4,630
10.63%, 06/01/2020			12,950	13,565	7.50%, 04/15/2021(d)		14,250	13,805
United Rentals North America Inc					Jefferies LoanCore LLC / JLC Finance Corp
4.63%, 07/15/2023			11,350	11,400	6.88%, 06/01/2020(d)		8,700	8,526
Verisk Analytics Inc					Lock AS
4.00%, 06/15/2025			3,000	2,919	5.48%, 08/15/2020(d),(g)	EUR	500	551
Verisure Holding AB					7.00%, 08/15/2021(d)		2,700	3,104
6.00%, 11/01/2022(d)		EUR	3,700	4,160	MBNA Capital B
WEX Inc					1.10%, 02/01/2027(g)		$7,500	6,938
4.75%, 02/01/2023(d)			$5,100	4,769
					National Financial Partners Corp
				$116,804	9.00%, 07/15/2021(d)		18,664	18,290

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services (continued)				Energy - Alternate Sources (continued)
Nationstar Mortgage LLC / Nationstar Capital				TerraForm Power Operating LLC
Corp				5.88%, 02/01/2023(d)		$8,300	$7,657
6.50%, 07/01/2021		$2,700	$2,471	6.13%, 06/15/2025(d)		1,675	1,507
6.50%, 06/01/2022		3,500	3,150				$23,129
7.88%, 10/01/2020		2,800	2,758
NewStar Financial Inc				Engineering & Construction - 0.21%
7.25%, 05/01/2020		3,025	3,017	AECOM
				5.75%, 10/15/2022(d)		5,800	6,032
Oxford Finance LLC / Oxford Finance Co-
Issuer Inc				Heathrow Finance PLC
7.25%, 01/15/2018(d)		3,640	3,731	5.75%, 03/03/2025	GBP	1,700	2,682
Pershing Square Holdings Ltd				7.13%, 03/01/2017		2,500	4,061
5.50%, 07/15/2022(d)		4,500	4,258	Michael Baker Holdings LLC / Micahel Baker
Quicken Loans Inc				Finance Corp
				8.88%, PIK 9.63%, 04/15/2019(d),(i)		$6,394	5,211
5.75%, 05/01/2025(d)		1,900	1,886
SUAM Finance BV				Michael Baker International LLC / CDL
4.88%, 04/17/2024(d)		1,821	1,876	Acquisition Co Inc
				8.25%, 10/15/2018(d)		2,650	2,491
			$189,423
				Odebrecht Finance Ltd
Electric - 0.84%				7.13%, 06/26/2042(d)		2,350	1,398
AES Corp/VA				7.13%, 06/26/2042		1,730	1,029
7.38%, 07/01/2021		10,264	10,931	Pratama Agung Pte Ltd
Comision Federal de Electricidad				6.25%, 02/24/2020		1,240	1,215
4.88%, 01/15/2024(d)		891	911				$24,119
6.13%, 06/16/2045(d)		4,760	4,605
Dominion Resources Inc/VA				Entertainment - 0.68%
7.50%, 06/30/2066		700	627	Choctaw Resort Development Enterprise
				7.25%, 11/15/2019(d)		8,253	8,088
Electricite de France SA
5.25%, 01/29/2049(d),(f),(g)		4,790	4,766	Gibson Brands Inc
				8.88%, 08/01/2018(d)		6,980	6,125
5.63%, 12/29/2049(f),(g)		9,980	9,863
Enel SpA				GLP Capital LP / GLP Financing II Inc
5.00%, 01/15/2075(g)	EUR	3,400	3,926	4.38%, 11/01/2018		2,000	2,070
Eskom Holdings SOC Ltd				4.88%, 11/01/2020		4,582	4,720
5.75%, 01/26/2021(d)		$1,130	1,050	Vougeot Bidco PLC
6.75%, 08/06/2023(d)		700	650	7.88%, 07/15/2020	GBP	2,000	3,268
7.13%, 02/11/2025		900	835	WMG Acquisition Corp
				6.00%, 01/15/2021(d)		$2,536	2,612
7.13%, 02/11/2025(d)		30,368	28,166
				6.75%, 04/15/2022(d)		54,865	50,784
Listrindo Capital BV
6.95%, 02/21/2019(d)		4,989	5,164				$77,667
Majapahit Holding BV				Food- 1.34%
7.75%, 01/20/2020(d)		1,730	1,952
				Bakkavor Finance 2 PLC
7.88%, 06/29/2037		1,375	1,542	8.25%, 02/15/2018	GBP	925	1,473
NextEra Energy Capital Holdings Inc				Boparan Finance PLC
7.30%, 09/01/2067(g)		5,000	4,975
				5.50%, 07/15/2021		4,000	5,611
Perusahaan Listrik Negara PT				Bumble Bee Holdco SCA
5.50%, 11/22/2021(d)		1,640	1,692	9.63%, PIK 10.38%, 03/15/2018 (d),(i)		$6,432	6,528
RWE AG				Bumble Bee Holdings Inc
7.00%, 10/12/2072(g)		4,800	4,887	9.00%, 12/15/2017(d)		5,400	5,549
Terraform Global Operating LLC				Campofrio Food Group SA
9.75%, 08/15/2022(d)		6,750	6,041
				3.38%, 03/15/2022	EUR	1,000	1,108
Three Gorges Finance I Cayman Islands Ltd				Cencosud SA
3.70%, 06/10/2025(d)		2,718	2,766	4.88%, 01/20/2023(d)		$750	742
			$95,349	5.15%, 02/12/2025(d)		3,200	3,136
				5.50%, 01/20/2021(d)		852	893
Electrical Components & Equipment - 0.10%				6.63%, 02/12/2045(d)		2,250	2,050
Anixter Inc
5.13%, 10/01/2021		1,750	1,792	Cosan Luxembourg SA
				5.00%, 03/14/2023(d)		4,286	3,600
5.50%, 03/01/2023(d)		4,900	5,059
WESCO Distribution Inc				ESAL GmbH
				6.25%, 02/05/2023(d)		4,453	4,342
5.38%, 12/15/2021		4,830	4,673
			$11,524	Findus Bondco SA
				9.13%, 07/01/2018	EUR	3,405	3,915
Electronics - 0.25%				FPC Finance Ltd
Real Alloy Holding Inc				6.00%, 06/28/2019		$1,850	1,952
10.00%, 01/15/2019 (d),(e)		20,120	20,522	FPT Finance Ltd
Techem Energy Metering Service GmbH &				6.38%, 09/28/2020		1,000	1,091
Co KG				Gruma SAB de CV
7.88%, 10/01/2020	EUR	3,300	3,930	4.88%, 12/01/2024(d)		1,858	1,965
Trionista TopCo GmbH				Grupo Bimbo SAB de CV
6.88%, 04/30/2021		3,400	3,964	4.88%, 06/27/2044(d)		2,650	2,374
			$28,416	KeHE Distributors LLC / KeHE Finance
				Corp
Energy - Alternate Sources - 0.20%				7.63%, 08/15/2021(d)		7,775	8,203
ContourGlobal Power Holdings SA
7.13%, 06/01/2019(d)		$14,000	13,965

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Food (continued)				Healthcare - Services (continued)
Marfrig Holdings Europe BV				HomeVi SAS
6.88%, 06/24/2019(d)		$7,800	$7,117	6.88%, 08/15/2021	EUR	2,000	$2,282
Marfrig Overseas Ltd				MPH Acquisition Holdings LLC
9.50%, 05/04/2020(d)		700	700	6.63%, 04/01/2022(d)		$20,790	21,206
Minerva Luxembourg SA				Priory Group No 3 PLC
7.75%, 01/31/2023(d)		4,632	4,574	7.00%, 02/15/2018	GBP	1,102	1,749
Premier Foods Finance PLC				8.88%, 02/15/2019		1,325	2,114
6.50%, 03/15/2021	GBP	3,000	4,298	Select Medical Corp
R&R PIK PLC				6.38%, 06/01/2021		$5,150	4,558
9.25%, PIK 10.00%, 05/15/2018 (i)	EUR	5,670	6,297	Surgical Care Affiliates Inc
Simmons Foods Inc				6.00%, 04/01/2023(d)		15,370	15,447
7.88%, 10/01/2021(d)		$2,210	2,066	Tenet Healthcare Corp
Tesco PLC				3.84%, 06/15/2020(d),(g)		4,700	4,665
6.13%, 02/24/2022	GBP	3,100	5,050	6.00%, 10/01/2020		2,100	2,268
US Foods Inc				6.75%, 06/15/2023		17,150	17,021
8.50%, 06/30/2019		$65,635	68,261	8.13%, 04/01/2022		30,000	31,725
			$152,895				$142,938

Forest Products & Paper - 0.22%				Holding Companies - Diversified - 1.76%
Cascades Inc				CeramTec Group GmbH
5.50%, 07/15/2022(d)		2,500	2,431	8.25%, 08/15/2021	EUR	5,000	5,959
5.75%, 07/15/2023(d)		2,900	2,784	Co-operative Group Holdings 2011 Ltd
Fibria Overseas Finance Ltd				7.50%, 07/08/2026	GBP	1,500	2,476
5.25%, 05/12/2024		6,608	6,500	Dubai Holding Commercial Operations MTN
Mercer International Inc				Ltd
7.00%, 12/01/2019		6,340	6,467	6.00%, 02/01/2017		6,800	10,604
7.75%, 12/01/2022		3,970	4,149	GCS Holdco Finance I SA
Smurfit Kappa Acquisitions				6.50%, 11/15/2018	EUR	2,950	3,350
2.75%, 02/01/2025	EUR	2,550	2,762	HRG Group Inc
			$25,093	7.75%, 01/15/2022		$75,781	75,212
				7.75%, 01/15/2022(d)		9,990	9,915
Gas- 0.14%				7.88%, 07/15/2019		14,050	14,910
LBC Tank Terminals Holding Netherlands				7.88%, 07/15/2019(d)		1,950	2,070
BV				KraussMaffei Group GmbH
6.88%, 05/15/2023(d)		$11,050	11,326
				8.75%, 12/15/2020	EUR	1,360	1,593
Perusahaan Gas Negara Persero Tbk PT				Opal Acquisition Inc
5.13%, 05/16/2024(d)		2,947	2,919
				8.88%, 12/15/2021(d)		$52,321	46,501
Towngas Finance Ltd				ProGroup AG
4.75%, 01/29/2049(f),(g)		2,000	2,061
				5.13%, 05/01/2022	EUR	3,300	3,809
			$16,306	Sinochem Overseas Capital Co Ltd
Hand & Machine Tools - 0.00%				4.50%, 11/12/2020		$2,116	2,227
				4.50%, 11/12/2020(d)		19,256	20,266
Stanley Black & Decker Inc
5.75%, 12/15/2053		450	476	6.30%, 11/12/2040		950	1,138
							$200,030

Healthcare - Products - 0.22%				Home Builders - 0.05%
ConvaTec Finance International SA				Brookfield Residential Properties Inc
8.25%, PIK 9.00%, 01/15/2019(d),(i)		13,191	13,158	6.38%, 05/15/2025(d)		4,400	4,224
Fresenius Finance BV				Lennar Corp
3.00%, 02/01/2021	EUR	1,000	1,172	4.88%, 12/15/2023(h)		1,600	1,594
Sterigenics-Nordion Holdings LLC							$5,818
6.50%, 05/15/2023(d)		$10,260	10,324
				Home Furnishings - 0.06%
			$24,654	Magnolia BC SA
Healthcare - Services - 1.26%				9.00%, 08/01/2020	EUR	1,000	1,185
Acadia Healthcare Co Inc				Tempur Sealy International Inc
5.13%, 07/01/2022		2,700	2,666	5.63%, 10/15/2023(d)		$5,400	5,657
5.63%, 02/15/2023(d)		4,500	4,506				$6,842
5.63%, 02/15/2023		7,288	7,297
				Insurance - 1.70%
6.13%, 03/15/2021		2,000	2,080
				ACE Capital Trust II
Amsurg Corp
				9.70%, 04/01/2030		4,000	5,850
5.63%, 11/30/2020		2,500	2,544
				AG Insurance SA/NV
5.63%, 07/15/2022		2,850	2,800	6.75%, 03/29/2049(f),(g)		3,000	3,231
CHS/Community Health Systems Inc
				AIG Life Holdings Inc
5.13%, 08/01/2021		2,000	2,065	7.57%, 12/01/2045(d)		2,900	3,784
6.88%, 02/01/2022		4,000	4,030
				8.50%, 07/01/2030		5,400	7,155
7.13%, 07/15/2020		2,000	2,050
				Allstate Corp/The
DaVita HealthCare Partners Inc				5.75%, 08/15/2053(g)		100	104
5.00%, 05/01/2025		3,650	3,623
				American Equity Investment Life Holding
HealthSouth Corp
5.75%, 09/15/2025(d)		3,600	3,584	Co
				6.63%, 07/15/2021		24,570	26,044
Holding Medi-Partenaires SAS
				American International Group Inc
7.00%, 05/15/2020	EUR	2,265	2,658
				8.18%, 05/15/2068		1,500	1,980

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Insurance (continued)			Investment Companies (continued)
AXA SA			Grupo Aval Ltd
8.60%, 12/15/2030	$6,332	$8,671	4.75%, 09/26/2022(d)		$1,481	$1,444
Catlin Insurance Co Ltd			4.75%, 09/26/2022		1,200	1,170
7.25%, 07/29/2049(d),(f)	6,150	5,274				$5,711
Chubb Corp/The
6.38%, 03/29/2067(g)	900	864	Iron & Steel - 0.43%
Dai-ichi Life Insurance Co Ltd/The			ABJA Investment Co Pte Ltd
5.10%, 10/29/2049(d),(f),(g)	2,400	2,499	4.85%, 01/31/2020		4,114	4,164
Fidelity & Guaranty Life Holdings Inc			5.95%, 07/31/2024		3,585	3,337
6.38%, 04/01/2021(d)	7,325	7,709	ArcelorMittal
Great-West Life & Annuity Insurance Capital			6.13%, 06/01/2025		1,270	1,095
			6.25%, 03/01/2021(g)		1,025	968
LP
6.63%, 11/15/2034(d)	2,400	2,665	BlueScope Steel Finance Ltd/BlueScope Steel
HUB International Ltd			Finance USA LLC
			7.13%, 05/01/2018(d)		781	769
7.88%, 10/01/2021(d)	6,875	6,858
Ironshore Holdings US Inc			Evraz Group SA
			6.50%, 04/22/2020(d)		7,851	7,592
8.50%, 05/15/2020(d)	3,410	3,974
			6.75%, 04/27/2018(d)		3,760	3,779
Kemper Corp
4.35%, 02/15/2025	2,500	2,527	Metalloinvest Finance Ltd
			5.63%, 04/17/2020(d)		2,200	2,096
Liberty Mutual Group Inc			6.50%, 07/21/2016(d)		550	559
7.80%, 03/07/2087(d)	9,061	10,624
Liberty Mutual Insurance Co			Optima Specialty Steel
			12.00%, 12/30/2016 (c),(e)		14,740	13,377
7.70%, 10/15/2097(d)	946	1,186
Lincoln National Corp			Samarco Mineracao SA
			4.13%, 11/01/2022(d)		5,153	4,283
6.05%, 04/20/2067(g)	684	568
MetLife Capital Trust IV			ThyssenKrupp AG
7.88%, 12/15/2067(d)	5,000	6,200	4.00%, 08/27/2018	EUR	2,200	2,570
MetLife Capital Trust X			Vale Overseas Ltd
9.25%, 04/08/2068(d)	11,000	15,292	6.88%, 11/10/2039		$4,844	3,887
MetLife Inc						$48,476
6.40%, 12/15/2066(g)	6,800	7,457
			Lodging - 0.47%
Mitsui Sumitomo Insurance Co Ltd			Caesars Entertainment Operating Co Inc
7.00%, 03/15/2072(d)	600	696	0.00%, 06/01/2017(b)		39,240	31,098
Nippon Life Insurance Co			Interval Acquisition Corp
5.10%, 10/16/2044(d),(g)	3,200	3,336	5.63%, 04/15/2023(d)		2,100	2,152
Provident Financing Trust I			MCE Finance Ltd
7.41%, 03/15/2038	4,400	4,975	5.00%, 02/15/2021(d)		4,792	4,487
Prudential Financial Inc			Seminole Hard Rock Entertainment Inc /
5.63%, 06/15/2043(g)	2,700	2,826
			Seminole Hard Rock International LLC
5.88%, 09/15/2042(g)	3,700	3,922	5.88%, 05/15/2021(d)		3,115	3,107
Prudential PLC			Studio City Finance Ltd
7.75%, 01/29/2049(f)	2,215	2,301	8.50%, 12/01/2020(d)		1,400	1,417
USI Inc/NY			8.50%, 12/01/2020		750	759
7.75%, 01/15/2021(d)	2,224	2,224	Wynn Las Vegas LLC / Wynn Las Vegas
Wayne Merger Sub LLC			Capital Corp
8.25%, 08/01/2023(d)	26,100	25,936	4.25%, 05/30/2023(d)		950	846
Wilton Re Finance LLC			5.50%, 03/01/2025(d)		10,000	9,386
5.88%, 03/30/2033(d),(g)	8,450	8,896
						$53,252
XLIT Ltd
6.50%, 12/31/2049(f),(g)	1,200	957	Machinery - Diversified - 0.42%
York Risk Services Holding Corp			Cleaver-Brooks Inc
8.50%, 10/01/2022(d)	7,600	6,688	8.75%, 12/15/2019(d)		7,155	6,887
			9.75%, 12/31/2019(c),(d),(e)		12,500	11,219
		$193,273
			CNH Industrial Capital LLC
Internet - 0.49%			3.88%, 07/16/2018(d)		950	952
Ancestry.com Inc			SPL Logistics Escrow LLC / SPL Logistics
11.00%, 12/15/2020	13,810	15,087	Finance Corp
Cogent Communications Group Inc			8.88%, 08/01/2020(d)		7,044	7,467
5.38%, 03/01/2022(d)	3,050	3,004	Tempel Steel Co
IAC/InterActiveCorp			12.00%, 08/15/2016 (d)		4,075	4,095
4.75%, 12/15/2022	2,395	2,251	Zebra Technologies Corp
Netflix Inc			7.25%, 10/15/2022		15,850	17,296
5.50%, 02/15/2022(d)	6,029	6,361
						$47,916
TIBCO Software Inc
11.38%, 12/01/2021 (d)	4,525	4,367	Media- 2.87%
Zayo Group LLC / Zayo Capital Inc			Altice Financing SA
6.00%, 04/01/2023(d)	18,095	18,448	6.63%, 02/15/2023(d)		15,400	15,439
6.38%, 05/15/2025(d)	6,650	6,733	Altice US Finance I Corp
			5.38%, 07/15/2023(d)		4,000	4,048
		$56,251
			Cable One Inc
Investment Companies - 0.05%			5.75%, 06/15/2022(d)		7,317	7,500
American Capital Ltd
6.50%, 09/15/2018(d)	3,000	3,097

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Metal Fabrication & Hardware (continued)
CCO Holdings LLC / CCO Holdings Capital				Shale-Inland Holdings LLC / Shale-Inland
Corp				Finance Corp
5.13%, 05/01/2023(d)		$17,825	$17,869	8.75%, 11/15/2019(d)		$7,920	$5,900
5.25%, 03/15/2021		5,650	5,834				$18,269
6.63%, 01/31/2022		4,000	4,240
CCO Safari II LLC				Mining - 1.37%
4.46%, 07/23/2022(d)		4,350	4,413	Aleris International Inc
Clear Channel Worldwide Holdings Inc				7.63%, 02/15/2018		6,345	5,933
6.50%, 11/15/2022		7,350	7,571	7.88%, 11/01/2020		3,340	3,140
6.50%, 11/15/2022		5,000	5,213	Barminco Finance Pty Ltd
				9.00%, 06/01/2018(d)		3,680	2,870
7.63%, 03/15/2020		19,210	19,930
7.63%, 03/15/2020		5,140	5,217	Century Aluminum Co
				7.50%, 06/01/2021(d)		32,532	27,490
Columbus International Inc
7.38%, 03/30/2021(d)		5,793	6,025	Cia Brasileira de Aluminio
				4.75%, 06/17/2024(d)		2,093	1,789
CSC Holdings LLC
5.25%, 06/01/2024		7,000	6,156	Cia Minera Ares SAC
				7.75%, 01/23/2021(d)		2,066	2,004
6.75%, 11/15/2021		2,450	2,378
DISH DBS Corp				Cia Minera Milpo SAA
				4.63%, 03/28/2023(d)		3,825	3,653
4.25%, 04/01/2018		2,150	2,147
5.00%, 03/15/2023		1,975	1,827	Corp Nacional del Cobre de Chile
				3.00%, 07/17/2022(d)		19,454	18,369
5.13%, 05/01/2020		7,575	7,547
5.88%, 07/15/2022		2,150	2,107	3.88%, 11/03/2021		4,353	4,398
				4.25%, 07/17/2042(d)		3,805	3,125
5.88%, 11/15/2024		7,900	7,556	4.50%, 08/13/2023(d)		2,899	2,952
LGE HoldCo VI BV				4.50%, 09/16/2025(d)		7,978	7,913
7.13%, 05/15/2024	EUR	5,400	6,449
McGraw-Hill Global Education Holdings LLC				4.88%, 11/04/2044		2,650	2,359
				4.88%, 11/04/2044(d)		19,241	17,125
/ McGraw-Hill Global Education Finance				5.63%, 09/21/2035(d)		2,185	2,223
9.75%, 04/01/2021		$11,363	12,443
Midcontinent Communications &				6.15%, 10/24/2036		11,188	11,899
Midcontinent Finance Corp				Eldorado Gold Corp
				6.13%, 12/15/2020(d)		10,225	9,381
6.88%, 08/15/2023(d)		11,975	12,289
Neptune Finco Corp				Gold Fields Orogen Holdings BVI Ltd
				4.88%, 10/07/2020(d)		1,640	1,328
6.63%, 10/15/2025(d)		19,950	20,997
10.88%, 10/15/2025 (d)		7,500	8,006	Joseph T Ryerson & Son Inc
Nielsen Finance LLC / Nielsen Finance Co				9.00%, 10/15/2017		16,660	14,536
5.00%, 04/15/2022(d)		13,503	13,722	Mirabela Nickel Ltd
				0.00%, 09/10/2044(b),(c),(e)		138	—
Numericable-SFR SAS
4.88%, 05/15/2019(d)		13,300	13,367	MMC Norilsk Nickel OJSC via MMC Finance
5.38%, 05/15/2022	EUR	2,550	2,902	Ltd
				6.63%, 10/14/2022(d)		3,810	3,905
5.63%, 05/15/2024		1,550	1,744
6.00%, 05/15/2022(d)		$1,100	1,103	Southern Copper Corp
Quebecor Media Inc				5.25%, 11/08/2042		1,944	1,574
5.75%, 01/15/2023		1,600	1,640	Vedanta Resources PLC
				6.00%, 01/31/2019(d)		881	705
RCN Telecom Services LLC / RCN Capital				7.13%, 05/31/2023(d)		236	175
Corp
8.50%, 08/15/2020(d)		6,929	7,284	Yamana Gold Inc
Sirius XM Radio Inc				4.95%, 07/15/2024		7,500	6,881
5.38%, 04/15/2025(d)		2,600	2,662				$155,727
6.00%, 07/15/2024(d)		21,450	22,647
				Miscellaneous Manufacturers - 0.24%
TEGNA Inc				Amsted Industries Inc
5.13%, 07/15/2020		2,250	2,346	5.00%, 03/15/2022(d)		6,186	6,248
Tribune Media Co				5.38%, 09/15/2024(d)		8,794	8,684
5.88%, 07/15/2022(d)		4,675	4,804	CBC Ammo LLC / CBC FinCo Inc
Unitymedia GmbH				7.25%, 11/15/2021(d)		7,350	6,872
6.13%, 01/15/2025(d)		20,800	21,294
				Gates Global LLC / Gates Global Co
Unitymedia Hessen GmbH & Co KG /				5.75%, 07/15/2022	EUR	1,500	1,336
Unitymedia NRW GmbH				Trinseo Materials Operating SCA / Trinseo
4.00%, 01/15/2025	EUR	2,750	3,024	Materials Finance Inc
5.00%, 01/15/2025(d)		$5,350	5,323	6.38%, 05/01/2022		3,400	3,727
5.50%, 01/15/2023(d)		5,367	5,516
							$26,867
Univision Communications Inc
5.13%, 02/15/2025(d)		1,300	1,277	Mortgage Backed Securities - 0.11%
8.50%, 05/15/2021(d)		5,500	5,748	BCAP LLC 2013-RR4 Trust
VTR Finance BV				4.07%, 02/13/2051(c),(d),(g)		$40,390	1,568
6.88%, 01/15/2024(d)		8,515	8,238	6.07%, 02/13/2051(c),(d),(g)		11,334	11,359
Ziggo Bond Finance BV							$12,927
5.88%, 01/15/2025(d)		8,898	8,475
				Municipals - 0.01%
			$326,317	Bogota Distrito Capital
Metal Fabrication & Hardware - 0.16%				9.75%, 07/26/2028	COP	1,900,000	704
Optimas OE Solutions Holding LLC / Optimas
OE Solutions Inc
8.63%, 06/01/2021(d)		13,020	12,369

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas - 5.05%				Oil & Gas (continued)
Antero Resources Corp				Legacy Reserves LP / Legacy Reserves
5.13%, 12/01/2022	$3,300	$ 2,962		Finance Corp (continued)
5.38%, 11/01/2021	8,400	7,728		8.00%, 12/01/2020	$10,148	$7,205
5.63%, 06/01/2023(d)	5,000	4,600		Lonestar Resources America Inc
Atlas Energy Holdings Operating Co LLC /				8.75%, 04/15/2019(d)	2,850	1,902
Atlas Resource Finance Corp				Lukoil International Finance BV
7.75%, 01/15/2021(e)	9,283	3,806		3.42%, 04/24/2018	7,690	7,495
9.25%, 08/15/2021(e)	10,462	4,289		Memorial Production Partners LP / Memorial
Bill Barrett Corp				Production Finance Corp
7.63%, 10/01/2019	6,022	4,622		6.88%, 08/01/2022	22,729	14,319
Blue Racer Midstream LLC / Blue Racer				7.63%, 05/01/2021	13,322	8,926
Finance Corp				Memorial Resource Development Corp
6.13%, 11/15/2022(d)	6,942	6,491		5.88%, 07/01/2022	5,925	5,584
BreitBurn Energy Partners LP / BreitBurn				Milagro Oil & Gas Inc
Finance Corp				0.00%, 05/15/2016(b),(e)	5,765	1,758
7.88%, 04/15/2022	29,951	11,232		Pacific Exploration and Production Corp
8.63%, 10/15/2020	6,460	2,875		5.13%, 03/28/2023(d)	2,897	1,058
CNOOC Finance 2015 USA LLC				5.63%, 01/19/2025(d)	4,050	1,519
3.50%, 05/05/2025	5,272	5,116		Pertamina Persero PT
Comstock Resources Inc				4.30%, 05/20/2023(d)	5,893	5,567
10.00%, 03/15/2020 (d)	10,150	6,623		5.25%, 05/23/2021	1,000	1,024
CrownRock LP / CrownRock Finance Inc				6.50%, 05/27/2041	320	298
7.13%, 04/15/2021(d)	1,500	1,521		Petrobras Global Finance BV
7.75%, 02/15/2023(d)	8,133	8,377		3.88%, 01/27/2016	659	657
Delek & Avner Tamar Bond Ltd				5.38%, 01/27/2021	3,380	2,750
5.08%, 12/30/2023(d)	2,306	2,341		6.88%, 01/20/2040	4,000	2,880
5.41%, 12/30/2025(d)	952	967		8.38%, 12/10/2018	460	460
Ecopetrol SA				Petroleos de Venezuela SA
4.13%, 01/16/2025	616	543		5.13%, 10/28/2016	23,378	17,557
5.88%, 05/28/2045	7,271	5,926		5.25%, 04/12/2017	24,324	13,682
7.38%, 09/18/2043	1,200	1,143		5.50%, 04/12/2037	6,500	2,223
EP Energy LLC / Everest Acquisition Finance				6.00%, 05/16/2024	7,000	2,511
Inc				8.50%, 11/02/2017	78,763	47,841
6.38%, 06/15/2023	5,300	3,988		Petroleos Mexicanos
9.38%, 05/01/2020	4,850	4,219		4.88%, 01/18/2024	6,252	6,247
EP PetroEcuador via Noble Sovereign				5.63%, 01/23/2046(d)	26,260	22,644
Funding I Ltd				6.38%, 01/23/2045	5,814	5,509
5.96%, 09/24/2019(g)	24,202	19,241		6.50%, 06/02/2041	700	672
Gazprom OAO Via Gaz Capital SA				Precision Drilling Corp
4.30%, 11/12/2015(d)	900	900		5.25%, 11/15/2024	3,550	2,938
4.95%, 07/19/2022(d)	4,677	4,513		PTT Exploration & Production PCL
6.00%, 01/23/2021(d)	2,126	2,154		4.88%, 12/29/2049(d),(f),(g)	6,955	6,861
6.51%, 03/07/2022(d)	4,260	4,431		Puma International Financing SA
6.51%, 03/07/2022	3,325	3,459		6.75%, 02/01/2021(d)	11,117	11,246
8.15%, 04/11/2018(d)	2,754	2,980		QEP Resources Inc
9.25%, 04/23/2019	14,392	16,173		5.25%, 05/01/2023	3,050	2,707
9.25%, 04/23/2019(d)	3,701	4,159		Rex Energy Corp
GeoPark Latin America Ltd Agencia en Chile				6.25%, 08/01/2022	7,620	3,124
7.50%, 02/11/2020(d)	3,520	2,420		8.88%, 12/01/2020	5,580	2,790
Gulfport Energy Corp				Rosneft Oil Co via Rosneft International
7.75%, 11/01/2020	6,400	6,336		Finance Ltd
IronGate Energy Services LLC				3.15%, 03/06/2017(d)	8,898	8,781
11.00%, 07/01/2018 (d),(e)	2,400	1,464		4.20%, 03/06/2022(d)	4,786	4,271
KazMunayGas National Co JSC				SandRidge Energy Inc
4.40%, 04/30/2023(d)	20,418	17,968		7.50%, 03/15/2021	3,450	828
4.40%, 04/30/2023	1,959	1,724		8.13%, 10/15/2022	6,600	1,551
4.88%, 05/07/2025(d)	2,807	2,470		8.75%, 06/01/2020(d)	5,000	3,056
5.75%, 04/30/2043(d)	10,655	8,202		Seven Generations Energy Ltd
5.75%, 04/30/2043	2,309	1,777		6.75%, 05/01/2023(d)	3,200	2,912
6.00%, 11/07/2044(d)	13,164	10,288		8.25%, 05/15/2020(d)	4,645	4,506
6.00%, 11/07/2044	5,248	4,101		Sinopec Capital 2013 Ltd
6.38%, 04/09/2021	19,827	20,031		3.13%, 04/24/2023(d)	2,439	2,347
6.38%, 04/09/2021(d)	21,460	21,681		Sinopec Group Overseas Development 2012
7.00%, 05/05/2020	7,695	8,000		Ltd
7.00%, 05/05/2020(d)	1,829	1,901		4.88%, 05/17/2042(d)	1,053	1,081
9.13%, 07/02/2018(d)	3,041	3,354		State Oil Co of the Azerbaijan Republic
Keane Group Holdings				4.75%, 03/13/2023	7,340	6,334
8.75%, 08/08/2019(c),(e),(g)	2,230	1,773		5.45%, 02/09/2017	2,161	2,199
8.75%, 08/08/2019(c),(e),(g)	6,691	5,319		Summit Midstream Holdings LLC / Summit
Legacy Reserves LP / Legacy Reserves				Midstream Finance Corp
Finance Corp				5.50%, 08/15/2022	900	783
6.63%, 12/01/2021	20,891	13,789		7.50%, 07/01/2021	786	762

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Pipelines (continued)
Teine Energy Ltd				Genesis Energy LP / Genesis Energy Finance
6.88%, 09/30/2022(d)		$2,190	$1,971	Corp
Ultra Petroleum Corp				6.75%, 08/01/2022		$1,335	$1,302
5.75%, 12/15/2018(d)		8,250	5,527	Gibson Energy Inc
Unit Corp				6.75%, 07/15/2021(d)		9,350	9,046
6.63%, 05/15/2021		9,640	7,712	Oleoducto Central SA
YPF SA				4.00%, 05/07/2021(d)		2,264	2,207
8.50%, 07/28/2025(d)		2,772	2,725	Rose Rock Midstream LP / Rose Rock
8.75%, 04/04/2024(d)		11,547	11,702	Finance Corp
8.88%, 12/19/2018		3,895	4,022	5.63%, 07/15/2022		3,250	2,763
8.88%, 12/19/2018(d)		2,132	2,202	Sabine Pass Liquefaction LLC
Zhaikmunai LLP				5.63%, 04/15/2023		9,040	8,797
6.38%, 02/14/2019(d)		1,318	1,071	6.25%, 03/15/2022		4,224	4,192
7.13%, 11/13/2019(d)		7,482	6,098				$34,731
			$574,372
				Real Estate - 0.25%
Oil & Gas Services - 0.05%				China Overseas Finance Cayman V Ltd
BIBBY Offshore Services PLC				3.95%, 11/15/2022		1,800	1,787
7.50%, 06/15/2021	GBP	1,300	1,543	Country Garden Holdings Co Ltd
FTS International Inc				7.25%, 04/04/2021(d)		250	261
6.25%, 05/01/2022		$6,543	1,505	7.25%, 04/04/2021		690	720
7.84%, 06/15/2020(d),(g)		4,050	2,815	Deutsche Raststaetten Gruppe IV GmbH
			$5,863	6.75%, 12/30/2020	EUR	2,800	3,320
				Greystar Real Estate Partners LLC
Packaging & Containers - 0.44%				8.25%, 12/01/2022(d)		$2,250	2,368
Ardagh Packaging Finance PLC				Kennedy-Wilson Inc
9.25%, 10/15/2020	EUR	4,500	5,195	5.88%, 04/01/2024		9,200	9,119
Ball Corp				Longfor Properties Co Ltd
5.25%, 07/01/2025		$550	559	6.88%, 10/18/2019		2,730	2,918
Berry Plastics Corp				MAF Global Securities Ltd
5.13%, 07/15/2023		4,200	4,158	7.13%, 10/29/2049(f),(g)		8,124	8,409
6.00%, 10/15/2022(d)		4,150	4,337
							$28,902
Crown European Holdings SA
4.00%, 07/15/2022	EUR	1,000	1,148	Regional Authority - 0.13%
Horizon Holdings I SASU				Brazil Loan Trust 1
7.25%, 08/01/2023(d)		500	572	5.48%, 07/24/2023(d)		8,647	7,674
Horizon Holdings III SASU				Provincia de Buenos Aires/Argentina
5.13%, 08/01/2022		800	915	9.38%, 09/14/2018		5,670	5,755
Novelis Inc				9.63%, 04/18/2028(d)		1,400	1,418
8.75%, 12/15/2020		$7,700	7,719				$14,847
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer				REITS- 0.27%
(Luxembourg) S.A.				DuPont Fabros Technology LP
5.75%, 10/15/2020		12,800	13,312	5.63%, 06/15/2023		2,175	2,235
6.88%, 02/15/2021(g)		5,700	5,956	Equinix Inc
SIG Combibloc Holdings SCA				4.88%, 04/01/2020		2,800	2,926
7.75%, 02/15/2023	EUR	5,100	5,919	5.38%, 01/01/2022		3,515	3,672
				5.38%, 04/01/2023		4,000	4,160
			$49,790
				GEO Group Inc/The
Pharmaceuticals - 0.48%				5.88%, 10/15/2024		5,200	5,252
Capsugel SA				Iron Mountain Inc
7.00%, PIK 7.75%, 05/15/2019(d),(i)		$7,625	7,682	6.00%, 10/01/2020(d)		12,150	12,879
DPx Holdings BV							$31,124
7.50%, 02/01/2022(d)		650	663
Endo Ltd / Endo Finance LLC / Endo Finco				Retail - 1.22%
Inc				1011778 BC ULC / New Red Finance Inc
				4.63%, 01/15/2022(d)		7,950	8,069
6.00%, 07/15/2023(d)		5,650	5,650
				6.00%, 04/01/2022(d)		28,740	30,070
JLL/Delta Dutch Pledgeco BV
8.75%, PIK 9.50%, 05/01/2020(d),(i)		8,200	8,374	99 Cents Only Stores LLC
Valeant Pharmaceuticals International				11.00%, 12/15/2019		7,372	3,833
6.38%, 10/15/2020(d)		9,625	8,614	AmeriGas Finance LLC / AmeriGas Finance
Valeant Pharmaceuticals International Inc				Corp
4.50%, 05/15/2023	EUR	4,800	4,268	7.00%, 05/20/2022		6,290	6,636
5.50%, 03/01/2023(d)		$10,825	9,093	Carrols Restaurant Group Inc
5.88%, 05/15/2023(d)		11,800	9,934	8.00%, 05/01/2022		2,400	2,550
				Checkers Drive-In Restaurants Inc
			$54,278	11.00%, 12/01/2017 (d)		7,970	8,408
Pipelines - 0.30%				Douglas GmbH
Crestwood Midstream Partners LP /				6.25%, 07/15/2022	EUR	1,000	1,158
Crestwood Midstream Finance Corp				Ferrellgas LP / Ferrellgas Finance Corp
6.13%, 03/01/2022		3,847	3,308	6.50%, 05/01/2021		$500	464
Enterprise Products Operating LLC				6.75%, 01/15/2022		3,400	3,154
7.03%, 01/15/2068(g)		2,950	3,116	6.75%, 06/15/2023(d)		9,900	9,133

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)				Sovereign (continued)
Jo-Ann Stores Holdings Inc				Argentine Republic Government International
9.75%, PIK 10.50%, 10/15/2019 (d),(i)		$2,775	$2,095	Bond (continued)
Jo-Ann Stores LLC				0.00%, 12/31/2033(b)	EUR	7,921	$8,980
8.13%, 03/15/2019(d)		8,932	8,150	0.00%, 12/31/2033(b)		1,697	1,905
L Brands Inc				0.00%, 12/15/2035(b),(g)		$15,989	1,578
6.88%, 11/01/2035(d)		1,550	1,610	0.00%, 12/31/2038(b)	EUR	3,000	1,823
Men's Wearhouse Inc/The				Banco Nacional de Desenvolvimento
7.00%, 07/01/2022		2,700	2,808	Economico e Social
Nathan's Famous Inc				5.50%, 07/12/2020		$1,080	1,015
10.00%, 03/15/2020 (d)		28,010	29,691	Brazil Minas SPE via State of Minas Gerais
NPC International Inc / NPC Operating Co A				5.33%, 02/15/2028(g)		9,802	7,977
Inc / NPC Operating Co B Inc				Brazil Notas do Tesouro Nacional Serie F
10.50%, 01/15/2020		4,600	4,842	10.00%, 01/01/2025	BRL	28,880	5,493
Petco Animal Supplies Inc				10.00%, 01/01/2017		17,550	4,310
9.25%, 12/01/2018(d)		3,200	3,292	Brazilian Government International Bond
Pizzaexpress Financing 2 PLC				2.63%, 01/05/2023		$1,100	909
6.63%, 08/01/2021	GBP	2,500	4,007	4.25%, 01/07/2025		54,753	48,525
Stonegate Pub Co Financing PLC				5.00%, 01/27/2045		24,307	18,230
5.75%, 04/15/2019		1,600	2,480	5.63%, 01/07/2041		7,614	6,224
Suburban Propane Partners LP/Suburban				7.13%, 01/20/2037		14,241	13,849
Energy Finance Corp				7.13%, 01/20/2037		1,220	1,186
5.50%, 06/01/2024		$6,400	6,208	8.25%, 01/20/2034		5,563	5,938
5.75%, 03/01/2025		350	337	Colombia Government International Bond
			$138,995	4.00%, 02/26/2024		6,392	6,274
				4.38%, 07/12/2021		8,184	8,430
Semiconductors - 0.11%				4.50%, 01/28/2026		4,030	3,990
Micron Technology Inc				5.00%, 06/15/2045		12,475	11,072
5.25%, 08/01/2023(d)		10,400	10,161
5.63%, 01/15/2026(d)		2,400	2,256	5.63%, 02/26/2044		1,085	1,050
				6.13%, 01/18/2041		2,000	2,055
			$12,417	7.38%, 09/18/2037		2,685	3,115
Software - 1.32%				7.75%, 04/14/2021	COP	3,538,000	1,243
Aspect Software Inc				8.13%, 05/21/2024		$5,615	6,943
10.63%, 05/15/2017 (e)		10,501	9,083	9.85%, 06/28/2027	COP	6,738,000	2,708
Audatex North America Inc				11.75%, 02/25/2020		$2,082	2,769
6.00%, 06/15/2021(d)		8,400	8,459	10.38%, 01/28/2033		5,359	7,663
6.13%, 11/01/2023(d)		27,400	27,571	Colombian TES
Emdeon Inc				7.75%, 09/18/2030	COP	12,905,300	4,212
6.00%, 02/15/2021(d)		9,750	9,567	10.00%, 07/24/2024		816,000	320
Ensemble S Merger Sub Inc				Costa Rica Government International Bond
9.00%, 09/30/2023(d)		8,500	8,521	4.25%, 01/26/2023		$25,117	22,605
Epicor / Eagle Parent 2L Note				4.38%, 04/30/2025(d)		10,307	8,916
9.25%, 06/01/2023(c),(g)		15,000	14,550	4.38%, 04/30/2025		4,750	4,109
				7.00%, 04/04/2044(d)		11,735	10,561
First Data Corp
7.00%, 12/01/2023(d),(h)		2,400	2,442	7.16%, 03/12/2045(d)		3,000	2,707
8.75%, PIK 10.00%, 01/15/2022 (d),(i)		2,320	2,443	7.16%, 03/12/2045		18,175	16,403
Infor US Inc				Croatia Government International Bond
6.50%, 05/15/2022(d)		18,200	17,245	3.88%, 05/30/2022	EUR	3,500	3,868
				5.50%, 04/04/2023(d)		$4,487	4,622
Italics Merger Sub Inc
7.13%, 07/15/2023(d)		8,750	8,680	5.50%, 04/04/2023		4,694	4,835
Microsoft Corp				6.00%, 01/26/2024(d)		12,711	13,458
4.20%, 11/03/2035(h)		2,900	2,915	6.38%, 03/24/2021(d)		10,249	11,030
				6.75%, 11/05/2019(d)		6,205	6,750
Nuance Communications Inc
5.38%, 08/15/2020(d)		18,307	18,673	6.75%, 11/05/2019		7,609	8,277
Open Text Corp				Dominican Republic International Bond
5.63%, 01/15/2023(d)		14,375	14,519	5.88%, 04/18/2024(d)		23,849	24,266
SS&C Technologies Holdings Inc				6.60%, 01/28/2024		8,380	8,904
5.88%, 07/15/2023(d)		5,550	5,828	7.45%, 04/30/2044(d)		18,877	19,915
			$150,496	7.50%, 05/06/2021		9,351	10,169
				7.50%, 05/06/2021(d)		2,600	2,827
Sovereign - 11.43%				Ecuador Government International Bond
Argentina Bonar Bonds				9.38%, 12/15/2015		6,450	6,353
7.00%, 04/17/2017(e)		35,463	35,137	10.50%, 03/24/2020 (d)		3,350	2,780
Argentine Republic Government International				10.50%, 03/24/2020		3,445	2,859
Bond				Egypt Government International Bond
0.00%, 11/14/2002(b),(e)	EUR	734	743	5.88%, 06/11/2025(d)		15,674	14,655
0.00%, 11/26/2003(b),(e)		320	324	6.88%, 04/30/2040(d)		2,250	2,016
0.00%, 03/04/2004(b),(e)		545	551	El Salvador Government International Bond
0.00%, 09/07/2007(b),(e)		532	544	5.88%, 01/30/2025		2,041	1,811
0.00%, 05/26/2009(b),(e)		2,200	2,250	6.38%, 01/18/2027(d)		2,705	2,414
0.00%, 03/31/2023(b),(e),(g)		$2,110	2,448	7.65%, 06/15/2035		10,649	9,651
0.00%, 03/31/2023(b),(e)		5,543	6,430	7.75%, 01/24/2023		7,288	7,397
0.00%, 03/31/2023(b),(e)	EUR	1,755	1,795	8.25%, 04/10/2032		4,231	4,215

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)		Value (000's)

Sovereign (continued)					Sovereign (continued)
EMATUM Via Mozambique EMATUM					Nigeria Government International
Finance 2020 BV					Bond (continued)
6.31%, 09/11/2020		$3,880	$ 3,446		6.38%, 07/12/2023		$8,473	$7,965
Export Credit Bank of Turkey					6.75%, 01/28/2021		8,941	8,809
5.38%, 11/04/2016(d)		250	257		Panama Government International Bond
Federal Democratic Republic of Ethiopia					3.75%, 03/16/2025		5,970	5,910
6.63%, 12/11/2024(d)		5,733	5,317		4.30%, 04/29/2053		2,665	2,372
Gabon Government International Bond					6.70%, 01/26/2036		2,716	3,361
6.38%, 12/12/2024(d)		10,504	9,034		8.13%, 04/28/2034		9,109	12,183
6.95%, 06/16/2025(d)		3,357	2,933		8.88%, 09/30/2027		2,019	2,852
Hungary Government Bond					9.38%, 04/01/2029		5,795	8,526
3.50%, 06/24/2020	HUF	2,575,000	9,527		Panama Notas del Tesoro
5.50%, 06/24/2025		1,160,000	4,804		4.88%, 02/05/2021		5,853	6,159
Hungary Government International Bond					Perusahaan Penerbit SBSN Indonesia III
5.75%, 11/22/2023		$2,327	2,621		4.35%, 09/10/2024(d)		2,935	2,851
Indonesia Government International Bond					Peruvian Government International Bond
3.38%, 04/15/2023(d)		20,272	19,316		5.63%, 11/18/2050		2,621	2,831
3.38%, 07/30/2025(d)	EUR	5,740	6,081		6.55%, 03/14/2037		1,109	1,339
4.13%, 01/15/2025		$5,545	5,417		8.75%, 11/21/2033		1,575	2,299
4.88%, 05/05/2021		3,755	3,945		Republic of Angola Via Northern Lights III
5.13%, 01/15/2045(d)		3,232	3,031		BV
5.25%, 01/17/2042(d)		2,000	1,899		7.00%, 08/16/2019		4,345	4,226
5.25%, 01/17/2042		2,766	2,626		Republic of Azerbaijan International Bond
5.88%, 03/13/2020		3,000	3,329		4.75%, 03/18/2024(d)		12,369	11,855
5.88%, 03/13/2020(d)		2,000	2,219		Republic of Ghana
5.88%, 01/15/2024(d)		16,041	17,711		7.88%, 08/07/2023(d)		4,704	4,035
6.63%, 02/17/2037		4,545	4,995		8.13%, 01/18/2026(d)		10,976	9,322
6.75%, 01/15/2044(d)		2,937	3,324		8.13%, 01/18/2026		1,000	849
7.75%, 01/17/2038		3,643	4,497		8.50%, 10/04/2017		1,910	1,922
8.50%, 10/12/2035		6,760	8,864		10.75%, 10/14/2030 (d)		10,126	10,724
11.63%, 03/04/2019 (d)		850	1,088		Republic of Honduras
Indonesia Treasury Bond					8.75%, 12/16/2020		348	388
7.00%, 05/15/2022	IDR	10,060,000	666		Republic of Iraq
7.88%, 04/15/2019		57,520,000	4,085		5.80%, 01/15/2028(e)		28,521	20,892
8.38%, 03/15/2024		168,811,000	12,014		Republic of Paraguay
8.38%, 09/15/2026		149,000,000	10,443		4.63%, 01/25/2023(d)		5,134	5,185
9.00%, 03/15/2029		23,100,000	1,675		6.10%, 08/11/2044(d)		6,565	6,663
Ivory Coast Government International Bond					Republic of Serbia
5.38%, 07/23/2024(d)		$1,872	1,675		5.88%, 12/03/2018		1,014	1,076
5.38%, 07/23/2024		1,000	895		5.88%, 12/03/2018(d)		9,469	10,037
5.75%, 12/31/2032(g)		36,538	32,519		7.25%, 09/28/2021		813	929
6.38%, 03/03/2028(d)		14,022	12,918		Romania Government Bond
Jamaica Government International Bond					5.95%, 06/11/2021	RON	27,430	7,936
6.75%, 04/28/2028		13,420	13,654		Russian Federal Bond - OFZ
7.63%, 07/09/2025		11,175	12,181		7.00%, 08/16/2023	RUB	563,000	7,481
7.88%, 07/28/2045		3,540	3,575		Russian Foreign Bond - Eurobond
10.63%, 06/20/2017		1,000	1,120		4.50%, 04/04/2022		$2,000	2,045
Kazakhstan Government International Bond					4.88%, 09/16/2023		17,200	17,780
5.13%, 07/21/2025(d)		3,961	3,940		5.00%, 04/29/2020		5,000	5,256
6.50%, 07/21/2045(d)		9,095	8,874		5.63%, 04/04/2042		14,400	14,350
Kenya Government International Bond					Slovakia Government International Bond
6.88%, 06/24/2024		2,434	2,257		4.38%, 05/21/2022(d)		848	954
6.88%, 06/24/2024(d)		11,944	11,075		Slovenia Government International Bond
Lithuania Government International Bond					5.25%, 02/18/2024(d)		5,425	6,076
6.13%, 03/09/2021(d)		4,990	5,841		5.50%, 10/26/2022(d)		1,075	1,217
Mexican Bonos					South Africa Government Bond
7.75%, 05/29/2031(g)	MXN	199,000	13,545		8.75%, 01/31/2044	ZAR	71,000	4,939
8.00%, 06/11/2020(g)		111,000	7,503		10.50%, 12/21/2026		90,000	7,507
10.00%, 12/05/2024 (g)		136,500	10,578		South Africa Government International Bond
Mexico Government International Bond					4.67%, 01/17/2024		$7,242	7,314
3.50%, 01/21/2021		$27,184	27,959		5.88%, 09/16/2025		19,341	21,019
3.60%, 01/30/2025		4,269	4,248		Sri Lanka Government International Bond
4.00%, 10/02/2023		8,601	8,876		5.13%, 04/11/2019(d)		248	244
4.60%, 01/23/2046		12,881	11,947		5.88%, 07/25/2022(d)		6,635	6,386
4.75%, 03/08/2044		15,517	14,741		6.13%, 06/03/2025(d)		7,203	6,799
6.05%, 01/11/2040		10,736	12,132		6.25%, 10/04/2020(d)		11,155	11,200
Morocco Government International Bond					6.85%, 11/03/2025(d),(h)		6,200	6,130
4.25%, 12/11/2022(d)		3,589	3,614		Turkey Government Bond
Namibia International Bonds					8.00%, 03/12/2025(g)	TRY	31,800	9,871
5.25%, 10/29/2025(d)		4,483	4,438		10.50%, 01/15/2020 (g)		26,539	9,358
Nigeria Government International Bond					Turkey Government International Bond
6.38%, 07/12/2023(d)		1,940	1,824		3.25%, 03/23/2023		$22,514	20,929

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Sovereign (continued)				Telecommunications (continued)
Turkey Government International				Empresa de Telecomunicaciones de Bogota
Bond (continued)				7.00%, 01/17/2023(d)	COP	8,325,000	$2,529
4.25%, 04/14/2026		$1,465	$1,406	Empresa Nacional de Telecomunicaciones
4.88%, 04/16/2043		4,503	4,054	SA
5.13%, 03/25/2022		4,708	4,924	4.75%, 08/01/2026(d)		$2,444	2,377
5.63%, 03/30/2021		4,539	4,879	4.88%, 10/30/2024(d)		2,289	2,292
5.75%, 03/22/2024		8,204	8,851	Frontier Communications Corp
6.00%, 01/14/2041		8,177	8,596	7.13%, 01/15/2023		1,700	1,517
6.25%, 09/26/2022		2,363	2,623	8.88%, 09/15/2020(d)		13,925	14,456
6.75%, 04/03/2018		2,570	2,795	Hughes Satellite Systems Corp
6.88%, 03/17/2036		866	996	7.63%, 06/15/2021		10,225	11,145
7.00%, 06/05/2020		3,924	4,446	Intelsat Jackson Holdings SA
7.38%, 02/05/2025		8,012	9,583	7.25%, 04/01/2019		4,350	4,078
7.50%, 11/07/2019		4,006	4,589	Interoute Finco PLC
8.00%, 02/14/2034		6,768	8,663	7.38%, 10/15/2020(d)	EUR	7,700	8,937
Ukreximbank Via Biz Finance PLC				Koninklijke KPN NV
9.63%, 04/27/2022		4,475	4,060	7.00%, 03/28/2073(d),(g)		$400	414
Uruguay Government International Bond				Level 3 Financing Inc
4.38%, 10/27/2027		845	839	5.13%, 05/01/2023(d)		4,900	4,955
Venezuela Government International Bond				5.38%, 08/15/2022		6,400	6,512
5.75%, 02/26/2016		12,247	11,145	5.38%, 01/15/2024(d),(h)		9,550	9,670
9.00%, 05/07/2023		10,110	3,968	5.38%, 05/01/2025(d)		2,650	2,657
13.63%, 08/15/2018 (e)		6,000	3,228	6.13%, 01/15/2021		4,700	4,953
Zambia Government International Bond				7.00%, 06/01/2020		2,000	2,120
5.38%, 09/20/2022		1,560	1,154	Matterhorn Telecom Holding SA
8.50%, 04/14/2024(d)		6,088	5,135	4.88%, 05/01/2023	EUR	5,595	5,276
8.97%, 07/30/2027(d)		10,980	9,196	Millicom International Cellular SA
			$1,300,955	6.00%, 03/15/2025		$3,350	2,755
				6.63%, 10/15/2021(d)		3,631	3,177
Supranational Bank - 0.25%				MTN Mauritius Investments Ltd
African Export-Import Bank				4.76%, 11/11/2024(d)		1,050	966
3.88%, 06/04/2018		3,600	3,627	Oi SA
Eastern and Southern African Trade and				5.75%, 02/10/2022(d)		2,500	1,550
Development Bank				9.75%, 09/15/2016(d)	BRL	6,695	1,528
6.38%, 12/06/2018		3,270	3,310	Qualitytech LP/QTS Finance Corp
European Bank for Reconstruction &				5.88%, 08/01/2022		$6,170	6,340
Development				Sirius XM Canada Holdings Inc
5.63%, 03/15/2017	INR	130,000	1,968	5.63%, 04/23/2021(d)	CAD	3,600	2,726
Inter-American Development Bank				Sixsigma Networks Mexico SA de CV
7.25%, 07/17/2017	IDR	105,000,000	7,136	8.25%, 11/07/2021(d)		$2,464	2,402
International Finance Corp				Sprint Capital Corp
6.45%, 10/30/2018	INR	275,670	4,190	6.90%, 05/01/2019		3,300	3,168
7.75%, 12/03/2016		179,000	2,762	Sprint Communications Inc
7.80%, 06/03/2019		317,670	5,004	7.00%, 03/01/2020(d)		2,050	2,152
			$27,997	9.00%, 11/15/2018(d)		3,950	4,343
Telecommunications - 2.69%				Sprint Corp
Alcatel-Lucent USA Inc				7.25%, 09/15/2021		13,300	12,219
6.75%, 11/15/2020(d)		$5,952	6,324	7.63%, 02/15/2025		3,150	2,796
Altice Luxembourg SA				TBG Global Pte Ltd
7.25%, 05/15/2022	EUR	5,400	5,760	4.63%, 04/03/2018(d)		3,015	3,000
Avaya Inc				Telecom Italia SpA
7.00%, 04/01/2019(d)		$5,450	4,428	3.25%, 01/16/2023	EUR	3,500	3,998
B Communications Ltd				Telefonica Celular del Paraguay SA
7.38%, 02/15/2021(d)		5,292	5,742	6.75%, 12/13/2022(d)		$875	792
Bharti Airtel International Netherlands BV				Telefonica Europe BV
5.13%, 03/11/2023(d)		1,823	1,934	4.20%, 12/29/2049(f),(g)	EUR	3,400	3,773
5.35%, 05/20/2024		1,350	1,450	Telemar Norte Leste SA
				5.50%, 10/23/2020(d)		$1,325	901
CenturyLink Inc
5.63%, 04/01/2020		5,000	5,006	Telenet Finance V Luxembourg SCA
5.63%, 04/01/2025		5,225	4,689	6.25%, 08/15/2022	EUR	2,000	2,367
Colombia Telecomunicaciones SA ESP				6.75%, 08/15/2024		2,900	3,500
8.50%, 12/29/2049(d),(f),(g)		4,219	3,771	T-Mobile USA Inc
Comcel Trust via Comunicaciones Celulares				6.00%, 03/01/2023		$3,485	3,474
SA				6.46%, 04/28/2019		1,280	1,317
6.88%, 02/06/2024(d)		5,065	4,039	Turk Telekomunikasyon AS
				4.88%, 06/19/2024(d)		2,474	2,388
CommScope Inc
4.38%, 06/15/2020(d)		7,450	7,599	UPC Holding BV
CommScope Technologies Finance LLC				6.38%, 09/15/2022	EUR	4,600	5,425
6.00%, 06/15/2025(d)		10,625	10,785	UPCB Finance IV Ltd
				5.38%, 01/15/2025(d)		$6,650	6,658
Digicel Group Ltd
7.13%, 04/01/2022(d)		11,858	9,783	ViaSat Inc
8.25%, 09/30/2020(d)		8,140	7,203	6.88%, 06/15/2020		3,500	3,666

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value (000's)	(continued)	Amount (000's)		Value (000's)

Telecommunications (continued)				Aerospace & Defense - 0.04%
Vimpel Communications Via VIP Finance				DAE Aviation Holdings Inc, Term Loan
Ireland Ltd OJSC				5.25%, 06/24/2022(g)		$4,600	$4,583
7.75%, 02/02/2021		$500	$532
VimpelCom Holdings BV
5.95%, 02/13/2023(d)		8,030	7,679	Agriculture - 0.16%
7.50%, 03/01/2022(d)		5,288	5,565	North Atlantic Trading Co Inc, Term Loan B
				7.83%, 01/13/2020(g)		7,477	7,383
Virgin Media Finance PLC
6.00%, 10/15/2024(d)		14,725	14,835	NVA Holdings Inc/United States, Term Loan
				8.00%, 08/08/2022(g)		3,400	3,360
6.38%, 10/15/2024	GBP	4,200	6,591	8.00%, 08/08/2022(g)		7,639	7,550
6.38%, 10/15/2024(d)		3,300	5,178
Virgin Media Secured Finance PLC							$18,293
5.25%, 01/15/2026(d)		$3,400	3,400	Automobile Manufacturers - 0.03%
Wind Acquisition Finance SA				Navistar Inc, Term Loan B
4.75%, 07/15/2020(d)		4,425	4,502	6.50%, 08/16/2017(g)		3,600	3,384
7.00%, 04/23/2021	EUR	3,650	4,145
7.38%, 04/23/2021(d)		$3,375	3,400
			$305,609	Automobile Parts & Equipment - 0.10%
				BBB Industries US Holdings Inc, Term Loan
Transportation - 0.33%				B
BNSF Funding Trust I				6.00%, 10/15/2021(g)		1,990	1,983
6.61%, 12/15/2055(g)		4,610	5,168	Dealer Tire LLC, Term Loan
CEVA Group PLC				5.50%, 12/17/2021(g)		1,985	1,997
7.00%, 03/01/2021(d)		8,945	8,084	Mavis Tire Supply Corp, Term Loan
Kazakhstan Temir Zholy Finance BV				6.25%, 11/02/2020(c),(e),(g)		7,132	7,025
6.38%, 10/06/2020(d)		3,555	3,473				$11,005
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/2034(d)		1,725	1,738	Beverages - 0.01%
Pelabuhan Indonesia II PT				Arctic Glacier USA Inc, Term Loan B
				6.00%, 05/10/2019(g)		1,253	1,184
4.25%, 05/05/2025(d)		3,470	3,184
5.38%, 05/05/2045(d)		1,640	1,365
XPO Logistics Inc				Building Materials - 0.04%
5.75%, 06/15/2021	EUR	4,175	4,149	GYP Holdings III Corp, Term Loan B
6.50%, 06/15/2022(d)		$7,200	6,426	4.75%, 03/26/2021(g)		4,728	4,582
7.88%, 09/01/2019(d)		3,500	3,522
			$37,109
				Chemicals - 0.16%
				Road Infrastructure Investment LLC, Term
TOTAL BONDS		$7,359,147		Loan
	Principal			7.75%, 09/21/2021(e),(g)		440	409
CONVERTIBLE BONDS - 0.04%		Amount (000's)	Value (000's)	Royal Holdings Inc/IN, Term Loan
Banks- 0.01%				8.50%, 06/12/2023(g)		11,870	11,821
ING Groep NV				Solenis International LP, Term Loan
6.50%, 12/29/2049(f),(g)		1,000	962	7.75%, 07/02/2022(g)		6,100	5,688
							$17,918

Mining - 0.03%				Coal- 0.01%
Mirabela Nickel Ltd				Westmoreland Coal Co, Term Loan B
9.50%, PIK 9.50%, 06/24/2019(d),(e),(i)		6,349	3,174	7.50%, 12/16/2020(g)		883	696

TOTAL CONVERTIBLE BONDS			$4,136	Commercial Services - 0.25%
CREDIT LINKED STRUCTURED NOTES	Principal			Busy Bees Group Ltd, Term Loan
- 0.07%		Amount (000's)	Value (000's)	5.19%, 04/29/2022(g)	GBP	1,200	1,835
Sovereign - 0.07%				Concentra Inc, Term Loan B
Republic of Iraq - Merrill Lynch				9.00%, 04/22/2023(g)		$10,200	10,149
2.53%, 01/07/2028(c),(e),(g)	JPY	559,328	2,903	9.00%, 04/22/2023(g)		4,920	4,896
Titulos De Tesoreria B - Citigroup Inc				Lineage Logistics LLC, Term Loan B
11.00%, 07/27/2020 (d)	COP	12,000,000	4,774	4.50%, 03/31/2021(g)		1,227	1,173
			$7,677	Packers Holdings LLC, Term Loan B
				5.00%, 12/02/2021(g)		1,147	1,145
TOTAL CREDIT LINKED STRUCTURED NOTES			$7,677
SENIOR FLOATING RATE INTERESTS - Principal				Taxware Holdings, Term Loan
				7.50%, 04/01/2022(c),(g)		2,095	2,074
7.18%		Amount (000's)	Value (000's)
				Verisure Holding AB, Term Loan
Advertising - 0.01%				0.00%, 10/21/2022(g),(j)		1,000	998
Acosta Inc, Term Loan B				Washington Inventory Service, Term Loan
4.25%, 09/26/2021(g)		$896	$873	10.25%, 06/18/2019 (e),(g)		6,800	6,596
							$28,866

				Computers - 0.04%
				Expert Global Solutions Inc/Georgia, Term
				Loan B
				8.50%, 04/02/2018(g)		4,379	4,332

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Distribution & Wholesale - 0.20%				Healthcare - Products (continued)
Beacon Roofing Supply Inc, Term Loan B				Physio-Control International Inc, Term Loan
4.00%, 09/23/2022(g)		$1,500	$1,498	B (continued)
Foundation Building Materials LLC, Term				10.00%, 05/19/2023 (g)	$19,440	$18,176
Loan						$33,575
7.25%, 10/07/2022(g)		2,800	2,674
11.50%, 10/06/2023 (g)		14,370	13,508	Healthcare - Services - 0.77%
HBC Holdings LLC, Term Loan B				Affordable Care Holding Corp, Term Loan
				5.75%, 10/22/2020(g)	3,600	3,528
6.75%, 09/30/2019(c),(e),(g)		3,465	3,361
Performance Food Group Inc, Term Loan				American Renal Holdings Inc, Delay-Draw
6.25%, 11/07/2019(g)		1,190	1,188	Term Loan DD
				8.50%, 02/14/2020(g)	5,899	5,884
			$22,229
				Dialysis Newco Inc, Term Loan
Diversified Financial Services - 0.19%				7.75%, 10/21/2021(g)	2,000	2,015
Connolly Corp, Term Loan				7.75%, 10/21/2021(g)	12,277	12,369
8.00%, 05/13/2022(g)		22,255	22,060	HC Group Holdings III Inc, Term Loan B
				6.00%, 03/25/2022(g)	12,500	12,516
				Heartland Dental LLC, Term Loan
Electric - 0.05%				5.50%, 12/21/2018(g)	16,213	15,970
Invenergy Thermal Operating I LLC, Term				9.75%, 06/20/2019(g)	21,740	21,595
Loan
6.50%, 10/05/2022(g)		6,200	6,138	Surgery Center Holdings Inc, Term Loan
				8.50%, 07/23/2021(g)	5,031	4,968
				US Renal Care Inc, Term Loan B1
Electronics - 0.22%				8.50%, 01/03/2020(g)	2,900	2,925
CPI Buyer LLC, Term Loan				8.50%, 01/03/2020(g)	5,390	5,437
8.50%, 07/18/2022(e),(g)		10,160	10,033			$87,207
Linxens France SA, Term Loan
0.00%, 07/31/2023(e),(g),(j)		15,795	15,558	Holding Companies - Diversified - 0.07%
				Spirit Retail Bidco Ltd, Term Loan
			$25,591	4.32%, 06/30/2021(c),(e),(g)	7,730	7,575
Engineering & Construction - 0.01%
NANA Development Corp, Term Loan B
8.00%, 03/13/2018(e),(g)		750	724	Home Furnishings - 0.01%
				Targus Group International Inc, PIK Term
				Loan B
Entertainment - 0.28%				14.54%, PIK 1.00%, 05/24/2016 (e),(g),(i)	1,296	952
Amaya Holdings BV, Term Loan
0.00%, 08/01/2021(g),(j)		10,000	9,755
				Insurance - 0.52%
Cyan Blue Holdco 3 Ltd, Term Loan
6.41%, 02/09/2022(g)	GBP	7,700	11,862	Alliant Holdings I LLC, Term Loan B
				4.50%, 07/27/2022(g)	2,993	2,954
Delta 2 Lux Sarl, Term Loan B
7.75%, 07/29/2022(g)		$10,260	9,766	AssuredPartners Inc, Term Loan
				5.75%, 10/14/2022(g)	3,450	3,448
			$31,383	Asurion LLC, Term Loan
Environmental Control - 0.12%				8.50%, 02/19/2021(g)	21,950	19,709
Infiltrator Systems Integrated LLC, Term				8.50%, 02/19/2021(g)	30,985	27,822
Loan				Hyperion Insurance Group Ltd, Term Loan B
9.75%, 05/19/2023(g)		14,000	13,860	5.50%, 03/26/2022(g)	5,028	5,028
						$58,961

Food- 0.29%				Internet - 0.52%
AdvancePierre Foods Inc, Term Loan				Accuvant, Term Loan
9.50%, 10/02/2017(g)		10,081	9,980	6.25%, 01/28/2022(g)	3,980	3,955
Albertsons LLC, Term Loan B4				10.00%, 01/30/2023 (g)	27,705	27,185
5.50%, 08/11/2021(g)		7,445	7,441	Active Network Inc/The, Term Loan B
American Seafoods Group LLC, Term Loan				5.50%, 11/06/2020(g)	1,576	1,559
6.00%, 08/04/2021(g)		3,300	3,251	EIG Investors Corp, Term Loan B
CTI Foods Holding Co LLC, Term Loan				5.00%, 11/09/2019(g)	3,589	3,585
8.25%, 06/14/2019(g)		3,360	3,125	Landslide Holdings Inc, Term Loan
Milk Specialties Co, Term Loan B				5.00%, 02/25/2020(g)	3,626	3,594
8.25%, 11/07/2018(g)		9,614	9,557	ProQuest LLC, Term Loan B
			$33,354	5.25%, 09/24/2021(g)	5,482	5,395
				Severin Acquisition LLC, Term Loan
Hand & Machine Tools - 0.01%				5.50%, 07/31/2023(c),(e),(g)	2,650	2,624
Milacron LLC, Term Loan B				TCH-2 Holdings LLC, Term Loan
4.50%, 09/28/2020(g)		1,585	1,587
				8.75%, 11/06/2021(g)	4,700	4,606
				Tibco Software Inc, Term Loan
Healthcare - Products - 0.30%				6.50%, 11/25/2020(g)	7,464	7,063
CareCore National LLC, Term Loan						$59,566
5.50%, 02/12/2021(g)		4,831	4,300
5.50%, 02/12/2021(g)		8,160	7,262	Leisure Products & Services - 0.11%
				Equinox Holdings Inc, Term Loan
Physio-Control International Inc, Term Loan				9.75%, 05/16/2020(g)	12,500	12,594
B
5.50%, 05/19/2022(g)		3,905	3,837

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

Lodging - 0.17%				Pharmaceuticals (continued)
Parq Holdings LP, Delay-Draw Term Loan				BioScrip Inc, Delay-Draw Term Loan B-DD
DD				6.50%, 07/22/2020(g)	$5,830	$5,305
8.50%, 12/17/2020(g)		$3,357	$3,290	BioScrip Inc, Term Loan B
Parq Holdings LP, Term Loan				6.50%, 06/05/2020(g)	9,717	8,843
8.50%, 12/04/2020(g)		16,414	16,086	Lanai Holdings III Inc, Term Loan
			$19,376	8.75%, 08/14/2023(g)	16,800	16,548
				MedImpact OpCo Holdings Inc, Term Loan
Machinery - Diversified - 0.24%				0.00%, 09/30/2022(g),(j)	4,850	4,832
CPM Holdings Inc, Term Loan				Nellson Nutraceutical LLC, Term Loan A1
10.25%, 12/02/2022 (e),(g)		15,780	15,780
				6.00%, 12/23/2021(g)	1,470	1,455
CPM Holdings Inc, Term Loan B				P2 Lower Acquisition LLC, Term Loan
6.00%, 04/01/2022(g)		8,838	8,830
				9.50%, 10/18/2021(g)	5,225	5,160
Pro Mach Group Inc, Term Loan B				PharMEDium Healthcare Corp, Term Loan
4.75%, 10/15/2021(g)		2,780	2,772
				7.75%, 01/28/2022(g)	20,561	20,604
			$27,382			$63,651

Media- 0.14%				Retail - 0.39%
Cengage Learning Acquisitions Inc, Term				99 Cents Only Stores LLC, Term Loan B2
Loan EXIT				0.00%, 01/11/2019(g),(j)	1,780	1,412
7.00%, 03/06/2020(g)		4,070	4,041
				Dollar Tree Inc, Term Loan B2
CSC Holdings LLC, Term Loan				4.19%, 05/26/2022(g)	3,300	3,301
5.00%, 09/23/2022(g)		3,300	3,309
				Genoa a QoL Healthcare Co LLC, Term
Cumulus Media Holdings Inc, Term Loan B				Loan
4.25%, 12/18/2020(g)		1,146	972
				8.75%, 04/28/2023(g)	3,716	3,697
Numericable US LLC, Term Loan				GOBP Holdings Inc, Term Loan B
0.00%, 01/20/2023(g),(j)		2,800	2,767
				4.75%, 10/15/2021(g)	2,680	2,653
Springer Science+Business Media GmbH,				Mattress Holding Corp, Term Loan B
Term Loan B9				4.19%, 10/01/2021(g)	4,426	4,421
4.75%, 08/14/2020(g)		5,277	5,224
				Nautilus Merger Sub Inc, Term Loan
			$16,313	6.75%, 03/11/2022(g)	13,312	12,845
Metal Fabrication & Hardware - 0.00%				Nautilus Merger Sub Inc, Term Loan B
				4.00%, 03/12/2021(g)	2,487	2,391
Doncasters Group Ltd, Term Loan
9.50%, 10/28/2020(g)		270	268	PetSmart Inc, Term Loan B
				4.25%, 03/10/2022(g)	2,736	2,735
				Sears Roebuck Acceptance Corp, Term Loan
Mining - 0.02%				B
Chemstralia Pty Ltd, Term Loan B				5.50%, 06/30/2018(g)	11,433	11,072
7.25%, 02/09/2022(g)		1,990	1,965
						$44,527

				Semiconductors - 0.02%
Miscellaneous Manufacturers - 0.10%				Sensata Technologies BV, Term Loan B
Survitec Group Ltd, Term Loan				3.00%, 10/11/2021(g)	2,687	2,684
5.26%, 02/24/2022(g)	GBP	1,100	1,670
UTEX Industries Inc, Term Loan
8.25%, 05/16/2022(g)		$8,890	7,068	Software - 0.35%
UTEX Industries Inc, Term Loan B				Advanced Computer Software Group PLC,
5.00%, 05/14/2021(g)		3,358	2,847	Term Loan
			$11,585	10.50%, 01/30/2023 (g)	5,100	4,902
				Air Newco LLC, Term Loan B
Oil & Gas - 0.02%				6.50%, 01/28/2022(g)	4,577	4,549
Petrochoice Holdings Inc, Term Loan				Compuware Corp, Term Loan B1
(g)
6.00%, 07/30/2022		2,500	2,444	6.25%, 12/11/2019(g)	4,331	4,127
				Evergreen Skills Lux Sarl, Term Loan
				9.25%, 04/28/2022(g)	14,157	10,689
Oil & Gas Services - 0.01%
FTS International Inc, Term Loan				Infor US Inc, Term Loan B3
5.75%, 04/09/2021(g)		1,300	330	3.75%, 06/03/2020(g)	298	290
Panda Temple Power II LLC, Term Loan B				Infor US Inc, Term Loan B5
7.25%, 04/03/2019(g)		850	731	3.75%, 06/03/2020(g)	478	464
			$1,061	Informatica Corp, Term Loan B
				4.50%, 06/03/2022(g)	2,600	2,563
Packaging & Containers - 0.27%				MA FinanceCo LLC, Term Loan B
Berlin Packaging LLC, Term Loan				5.26%, 10/07/2021(g)	1,535	1,532
7.75%, 09/23/2022(g)		17,050	16,709	Magic Newco LLC, Term Loan
Dysart Merger Sub Inc, Term Loan				12.00%, 12/06/2019 (g)	10,000	10,756
5.50%, 08/13/2021(g)		1,995	1,978
						$39,872
FPC Holdings Inc, Term Loan
9.25%, 05/15/2020(e),(g)		9,400	9,024	Telecommunications - 0.28%
Prolampac Intermediate Inc, Term Loan				Avaya Inc, Term Loan B6
5.00%, 08/06/2022(g)		2,460	2,435	6.50%, 03/31/2018(g)	3,276	2,725
			$30,146	Avaya Inc, Term Loan B7
				6.25%, 04/30/2020(g)	6,971	5,336
Pharmaceuticals - 0.56%				Gogo Intermediate Holdings LLC, Term Loan
9089969 Canada Inc, Term Loan A2				B1
6.00%, 12/23/2021(g)		913	904	11.25%, 06/21/2017 (e),(g)	4,281	4,281

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

SENIOR FLOATING RATE INTERESTS	Principal		Portfolio Summary (unaudited)
(continued)	Amount (000's) Value (000's)		Country	Percent
			United States	63.45%
Telecommunications (continued)
			United Kingdom	2.79%
Gogo Intermediate Holdings LLC, Term Loan
			Canada	2.52%
B2
7.50%, 03/21/2018(g)	$1,397	$1,341	Luxembourg	1.96%
			Netherlands	1.84%
LTS Buyer LLC, Term Loan
8.00%, 03/28/2021(g)	5,947	5,779	Mexico	1.63%
			France	1.42%
LTS Buyer LLC, Term Loan B
4.00%, 04/01/2020(g)	3,491	3,434	Brazil	1.23%
			Indonesia	1.20%
Tower Development Corp, Term Loan
6.75%, 02/01/2017(c),(e),(g)	8,617	8,617	Turkey	1.12%
			Kazakhstan	1.08%
		$31,513
			Germany	1.03%
Transportation - 0.09%			Cayman Islands	1.00%
CEVA Group PLC, SYNTH LOC			Australia	0.94%
6.50%, 03/19/2021(g)	649	569	Venezuela	0.88%
CEVA Group PLC, Term Loan			Japan	0.87%
6.50%, 03/12/2021(g)	930	815	Colombia	0.80%
6.50%, 03/19/2021(g)	116	102	Argentina	0.79%
CEVA Intercompany BV, Term Loan			Chile	0.73%
6.50%, 03/19/2021(g)	674	591	Hong Kong	0.67%
SIRVA Worldwide Inc, Term Loan			South Africa	0.65%
7.50%, 03/22/2019(g)	6,739	6,435	Dominican Republic	0.58%
XPO Logistics Inc, Term Loan			Costa Rica	0.57%
0.00%, 10/27/2021(g),(j)	2,000	1,980	Ireland	0.49%
		$10,492	Bermuda	0.47%
TOTAL SENIOR FLOATING RATE INTERESTS		$816,351	Croatia	0.45%
Total Investments	$11,216,213		Russian Federation	0.43%
Other Assets in Excess of Liabilities, Net - 1.40%		$159,104	Cote d'Ivoire	0.42%
TOTAL NET ASSETS - 100.00%	$11,375,317		Virgin Islands, British	0.38%
			Panama	0.38%
			Spain	0.36%
(a)	Security or a portion of the security was pledged to cover margin		Singapore	0.34%
requirements for options contracts. At the end of the period, the value of			Italy	0.32%
these securities totaled $198,996 or 1.75% of net assets.			Sri Lanka	0.27%
(b) Non-Income Producing Security			Jamaica	0.27%
(c)	Fair value of these investments is determined in good faith by the Manager		China	0.25%
under procedures established and periodically reviewed by the Board of			Ghana	0.25%
Directors. At the end of the period, the fair value of these securities totaled			Sweden	0.23%
$114,523 or 1.01% of net assets.			El Salvador	0.22%
(d)	Security exempt from registration under Rule 144A of the Securities Act of		Taiwan, Province Of China	0.21%
1933. These securities may be resold in transactions exempt from			Iraq	0.21%
registration, normally to qualified institutional buyers. At the end of the			Jersey, Channel Islands	0.20%
period, the value of these securities totaled $3,499,741 or 30.77% of net			Azerbaijan	0.18%
assets.			Nigeria	0.17%
(e)	Security is Illiquid. At the end of the period, the value of these securities		Egypt	0.15%
totaled $313,733 or 2.76% of net assets.			Hungary	0.15%
(f)	Perpetual security. Perpetual securities pay an indefinite stream of		Marshall Islands	0.15%
interest, but they may be called by the issuer at an earlier date.			Zambia	0.13%
(g)	Variable Rate. Rate shown is in effect at October 31, 2015.		Switzerland	0.13%
(h) Security purchased on a when-issued basis.			Kenya	0.12%
(i)	Payment in kind; the issuer has the option of paying additional securities		Paraguay	0.12%
in lieu of cash.			Gabon	0.11%
(j)	This Senior Floating Rate Note will settle after October 31, 2015, at which		Serbia	0.11%
time the interest rate will be determined.			Peru	0.10%
			Ecuador	0.10%
			Israel	0.09%
			Finland	0.09%
			Norway	0.08%
			Morocco	0.08%
			Romania	0.07%
			Thailand	0.06%
			Slovenia	0.06%
			Ethiopia	0.05%
			Barbados	0.05%
			Belgium	0.05%
			Lithuania	0.05%
			Guernsey	0.04%
			India	0.04%
			Namibia	0.04%
			Austria	0.04%
			Curacao	0.02%
			Mongolia	0.02%
			New Zealand	0.02%
			Mauritius	0.01%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

Portfolio Summary (unaudited) (continued)
Country		Percent
Slovakia		0.01%
Uruguay		0.01%
Honduras		0.00%
Other Assets in Excess of Liabilities, Net		1.40%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Sell Protection
		Implied
		Credit Spread	(Pay)/				Upfront	Unrealized
		as of October	Receive	Expiration	Notional Amount		Premiums	Appreciation/		Fair Value (b)
Counterparty (Issuer)	Reference Entity	31, 2015 (c)	Fixed Rate	Date	(a)		Paid/(Received)	(Depreciation)		Asset Liability
Credit Suisse	Petroleos de	42.59%	5.00%	06/20/2016		$20,000	$(2,379)	$(1,721)	$	— $	(4,100)
	Venezuela SA
Total							$(2,379)	$(1,721)	$	— $	(4,100)

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $20,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	11/04/2015	BRL	10,224,900	$2,700	$2,650	$—	$(50)
Bank of America NA	11/09/2015	GBP	1,600,000	2,445	2,466	21	—
Barclays Bank PLC	11/17/2015	COP	18,482,275,370	6,308	6,371	63	—
JP Morgan Chase	11/04/2015	BRL	22,211,049	5,550	5,757	207	—
JP Morgan Chase	11/05/2015	EUR	2,222,747	2,460	2,444	—	(16)
JP Morgan Chase	11/09/2015	EUR	45,107,102	50,493	49,604	—	(889)
JP Morgan Chase	11/09/2015	GBP	1,059,209	1,628	1,633	8	(3)
JP Morgan Chase	11/09/2015	RUB	347,873,712	5,474	5,439	62	(97)
JP Morgan Chase	12/02/2015	BRL	12,341,327	3,096	3,169	73	—
Standard Chartered Bank, Hong Kong	11/25/2015	MXN	51,544,118	3,096	3,117	21	—
Standard Chartered Bank, Hong Kong	12/04/2015	COP	23,268,000,000	8,000	8,006	6	—
Total						$461	$(1,055)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	11/04/2015	BRL	10,404,920	$2,690	$2,697	$—	$(7)
Bank of America NA	11/09/2015	CAD	3,590,000	2,747	2,745	2	—
Bank of America NA	11/09/2015	EUR	18,400,000	20,655	20,234	421	—
Bank of America NA	11/09/2015	GBP	11,600,000	17,656	17,881	—	(225)
Bank of America NA	11/25/2015	EUR	13,627,263	15,101	14,988	113	—
Bank of America NA	11/25/2015	HUF	871,716,305	3,099	3,086	13	—
Bank of New York Mellon	12/10/2015	GBP	100,000	154	154	—	—
Bank of New York Mellon	12/17/2015	GBP	225,000	349	347	2	—
Bank of New York Mellon	01/07/2016	GBP	2,150,000	3,291	3,313	—	(22)
Bank of New York Mellon	01/22/2016	GBP	825,000	1,276	1,271	5	—
Barclays Bank PLC	11/25/2015	EUR	2,294,535	2,542	2,524	18	—
HSBC Securities Inc	11/25/2015	MXN	139,641,633	8,439	8,443	—	(4)
JP Morgan Chase	11/04/2015	BRL	22,033,161	5,529	5,711	—	(182)
JP Morgan Chase	11/05/2015	EUR	212,096,693	240,723	233,236	7,487	—
JP Morgan Chase	11/09/2015	EUR	9,896,334	11,015	10,883	143	(11)
JP Morgan Chase	11/09/2015	GBP	40,342,200	61,212	62,187	—	(975)
JP Morgan Chase	11/09/2015	JPY	353,243,000	2,952	2,928	24	—
JP Morgan Chase	11/25/2015	ZAR	46,915,943	3,438	3,379	59	—
JP Morgan Chase	11/27/2015	COP	37,124,640,000	12,423	12,783	—	(360)
JP Morgan Chase	11/27/2015	IDR	241,738,110,000	17,684	17,526	158	—
JP Morgan Chase	12/02/2015	BRL	12,251,549	3,096	3,146	—	(50)

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
October 31, 2015

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date		Contracts to Deliver	In Exchange For		Fair Value		Asset		Liability
Standard Chartered Bank, Hong Kong	11/25/2015	MXN	40,864,620		$2,478	$2,471			$7	$—
Total									$8,452	$(1,836)

Amounts in thousands except contracts

Options

					Upfront Premiums					Unrealized
Written Options Outstanding		Exercise Price	Expiration Date	Contracts	Paid/(Received)			Fair Value	Appreciation/(Depreciation)
Call - iShares MSCI EAFE ETF		$62.00	11/22/2015	77,467		$(4,715	) $	(3,003)		$1,712
Call - iShares MSCI Emerging Markets ETF		$37.00	11/22/2015	47,981		(2,705)		(355)		2,350
Call - iShares Russell 2000 ETF		$118.00	11/22/2015	2,841		(283)		(213)		70
Call - iShares US Real Estate ETF		$77.00	11/22/2015	3,464		(98)		(126)		(28)
Call - SPDR Dow Jones Industrial Average ETF $		175.00	11/22/2015	20,144		(2,029)		(6,324)		(4,295)
Trust
Call - SPDR S&P 500 ETF Trust		$207.00	11/22/2015	30,016		(3,675)		(9,491)		(5,816)
Call - SPDR S&P MidCap 400 ETF Trust		$265.00	11/22/2015	1,656		(385)		(409)		(24)
Call - Utilities Select Sector SPDR Fund		$46.00	11/22/2015	5,783		(131)		(27)		104
Total						$(14,021	) $	(19,948)		$(5,927)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2015

COMMON STOCKS - 97.44%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Holding Companies - Diversified - 0.99%			REITS (continued)
Wharf Holdings Ltd/The	4,943,880	$29,418	Workspace Group PLC	2,419,539		$35,636
						$2,158,769

Lodging - 1.03%			Storage & Warehousing - 0.52%
Accor SA	610,679	30,326	Safestore Holdings PLC	3,058,601		15,319

			TOTAL COMMON STOCKS			$2,879,153
Real Estate - 21.84%
Aeon Mall Co Ltd	2,493,900	41,717	INVESTMENT COMPANIES - 1.64%	Shares Held	Value (000	's)
CapitaLand Ltd	14,816,600	32,684	Publicly Traded Investment Fund - 1.64%
Cheung Kong Property Holdings Ltd	2,134,000	14,932	Morgan Stanley Institutional Liquidity Funds -	48,442,368		48,442
China Resources Land Ltd	5,250,000	13,643	Government Portfolio
Dalian Wanda Commercial Properties Co Ltd	3,707,000	24,741
(a)
			TOTAL INVESTMENT COMPANIES			$48,442
Deutsche Wohnen AG	2,209,153	62,274	Total Investments			$2,927,595
Fabege AB	2,116,986	33,632	Other Assets in Excess of Liabilities, Net - 0.92%			$27,082
Hongkong Land Holdings Ltd	6,609,343	49,558	TOTAL NET ASSETS - 100.00%			$2,954,677
Mitsubishi Estate Co Ltd	4,002,077	85,831
Mitsui Fudosan Co Ltd	3,585,793	97,583
New World Development Co Ltd	30,810,000	32,862	(a) Security exempt from registration under Rule 144A of the Securities Act of
Sun Hung Kai Properties Ltd	5,812,577	77,643	1933. These securities may be resold in transactions exempt from
TLG Immobilien AG	752,848	14,162	registration, normally to qualified institutional buyers. At the end of the
UNITE Group PLC/The	4,403,375	45,063	period, the value of these securities totaled $24,741 or 0.84% of net assets.
Wihlborgs Fastigheter AB	971,657	18,996
		$645,321

REITS - 73.06%			Portfolio Summary (unaudited)
Alexandria Real Estate Equities Inc	346,680	31,111	Country			Percent
American Tower Corp	233,141	23,834	United States			55.77%
Apartment Investment & Management Co	1,271,733	49,839	United Kingdom			9.24%
AvalonBay Communities Inc	434,600	75,981	Japan			8.49%
Big Yellow Group PLC	677,139	7,817	Hong Kong			7.52%
Boston Properties Inc	517,085	65,075	Australia			5.15%
Care Capital Properties Inc	276,260	9,103	France			4.84%
CubeSmart	2,062,565	57,381	Germany			2.59%
DDR Corp	1,534,643	25,782	Sweden			1.78%
Derwent London PLC	359,049	21,443	Spain			1.75%
Duke Realty Corp	1,899,375	39,317	Singapore			1.11%
Education Realty Trust Inc	417,622	14,997	China			0.84%
EPR Properties	376,637	21,397	Other Assets in Excess of Liabilities, Net			0.92%
Equinix Inc	84,190	24,978	TOTAL NET ASSETS			100.00%
Equity One Inc	1,106,583	29,413
Equity Residential	1,108,736	85,727
Essex Property Trust Inc	449,635	99,118
Federal Realty Investment Trust	263,722	37,841
First Industrial Realty Trust Inc	1,554,404	33,699
General Growth Properties Inc	2,201,865	63,744
Goodman Group	10,216,207	43,831
Great Portland Estates PLC	3,986,145	54,591
Hammerson PLC	1,493,458	14,632
Host Hotels & Resorts Inc	1,864,271	32,308
Hudson Pacific Properties Inc	552,591	15,788
Kilroy Realty Corp	635,100	41,815
Klepierre	1,482,053	70,190
Land Securities Group PLC	3,795,826	78,200
Macerich Co/The	115,730	9,807
Merlin Properties Socimi SA	4,033,761	51,692
Mirvac Group	29,733,711	38,007
Nomura Real Estate Master Fund Inc	20,606	26,110
Pebblebrook Hotel Trust	1,023,411	34,980
Prologis Inc	1,946,185	83,161
Public Storage	462,281	106,075
Saul Centers Inc	211,722	11,871
Simon Property Group Inc	1,056,537	212,850
SL Green Realty Corp	605,002	71,765
Spring Real Estate Investment Trust	10,288,900	4,114
STORE Capital Corp	575,545	13,048
Sun Communities Inc	348,790	23,376
Sunstone Hotel Investors Inc	2,062,948	29,830
Unibail-Rodamco SE	151,913	42,282
Ventas Inc	1,182,743	63,537
VEREIT Inc	967,358	7,990
Vornado Realty Trust	163,921	16,482
Welltower Inc	567,372	36,805
Westfield Corp	9,703,322	70,399

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2015

INVESTMENT COMPANIES - 3.19%		Shares Held	Value (000's)		Principal
				BONDS (continued)	Amount (000's)	Value (000's)
Publicly Traded Investment Fund - 3.19%
Goldman Sachs Financial Square Funds -		49,366,634	$49,367	Commercial Mortgage Backed Securities (continued)
Government Fund				WFRBS Commercial Mortgage Trust 2013-
				C14
TOTAL INVESTMENT COMPANIES			$49,367	4.00%, 06/15/2046(a),(b)	$2,500	$2,250
		Principal		WFRBS Commercial Mortgage Trust 2014-
BONDS- 31.04%		Amount (000's)	Value (000's)	C22
				3.91%, 09/15/2057(a),(b)	4,840	3,952
Commercial Mortgage Backed Securities - 14.00%				WFRBS Commercial Mortgage Trust 2014-
CFCRE Commercial Mortgage Trust 2011-				C23
C1				4.38%, 10/15/2057(a)	9,700	10,059
5.84%, 04/15/2044(a),(b)		$3,000	$3,296	WFRBS Commercial Mortgage Trust 2014-
Citigroup Commercial Mortgage Trust 2013-				LC14
GC17				4.34%, 03/15/2047(a)	8,000	7,934
4.54%, 11/10/2046		6,363	6,889			$216,899
COMM 2014-UBS4 Mortgage Trust
4.62%, 08/10/2047(a)		5,000	4,814	Home Equity Asset Backed Securities - 0.83%
Ginnie Mae				ACE Securities Corp Mortgage Loan Trust
0.16%, 04/16/2053(a)		21,319	566	Series 2007-D1
0.50%, 05/16/2053(a)		56,153	2,845	6.34%, 02/25/2038(a),(b)	4,110	3,966
0.53%, 01/16/2054(a)		46,533	2,263	6.93%, 02/25/2038(b)	9,077	8,989
0.57%, 02/16/2053(a)		71,074	3,480			$12,955
0.59%, 08/16/2053(a)		20,323	682
0.61%, 12/16/2053(a)		37,125	1,871	Mortgage Backed Securities - 15.99%
0.63%, 08/16/2051(a)		91,784	5,013	BNPP Mortgage Securities LLC 2009-1
0.65%, 04/16/2053(a)		29,485	1,510	Trust
				6.00%, 08/27/2037(b)	6,757	7,077
0.67%, 10/16/2053(a)		44,280	2,377
0.69%, 03/16/2049(a)		39,534	1,631	Citigroup Mortgage Loan Trust 2010-9
				4.25%, 01/25/2036(b)	2,965	3,051
0.71%, 04/16/2047(a)		110,370	6,090
0.74%, 11/16/2045(a)		44,879	2,456	Citigroup Mortgage Loan Trust 2014-A
				5.43%, 01/25/2035(a),(b)	6,741	7,163
0.76%, 09/16/2053(a)		31,430	1,335
0.77%, 12/16/2053(a)		112,822	6,675	Fannie Mae Interest Strip
0.78%, 06/16/2054(a)		73,836	3,444	3.50%, 12/25/2043	7,567	1,344
				7.00%, 04/25/2024(a)	65	14
0.80%, 06/16/2052(a)		43,076	2,204
0.83%, 11/16/2052(a)		60,610	3,934	Fannie Mae REMICS
				0.80%, 04/25/2027(a)	15	15
0.84%, 02/16/2053(a)		89,473	6,181
				1.83%, 08/25/2044(a)	65,568	5,121
0.85%, 10/16/2054(a)		59,862	3,004
0.87%, 04/16/2056(a)		39,986	2,777	2.00%, 12/25/2042	5,614	4,626
				2.50%, 02/25/2028(a)	25,478	2,262
0.88%, 03/16/2052(a)		71,466	5,352
0.88%, 02/16/2053(a)		51,654	3,449	2.50%, 11/25/2041	7,219	7,359
0.89%, 06/16/2054(a)		31,588	1,729	3.00%, 04/25/2045	5,088	4,698
				3.50%, 01/25/2028(a)	24,245	2,881
0.91%, 02/16/2053(a)		61,659	4,029
				3.50%, 06/25/2033(a)	25,311	2,870
0.94%, 01/16/2056(a)		25,878	1,846
				3.50%, 01/25/2040(a)	28,455	3,622
0.95%, 07/16/2047(a)		88,200	5,995
				3.50%, 11/25/2042(a)	31,519	5,852
0.95%, 02/16/2056(a)		48,776	3,768
0.96%, 02/16/2046(a)		66,669	4,167	3.50%, 02/25/2043	1,907	2,000
0.96%, 09/16/2053(a)		60,674	3,910	4.00%, 06/25/2039	10,000	10,586
0.96%, 01/16/2057(a)		38,258	3,122	4.00%, 12/25/2039	15,562	1,701
1.01%, 10/16/2056(a)		44,745	3,882	7.00%, 04/25/2032	1,724	1,977
1.03%, 12/16/2053(a)		16,155	939	9.00%, 05/25/2020	17	19
1.04%, 10/16/2053(a)		19,841	1,173	Freddie Mac REMICS
				1.10%, 02/15/2021(a)	10	10
1.22%, 03/16/2049(a)		37,656	2,367
				1.97%, 10/15/2040(a)	61,728	4,554
2.63%, 09/16/2055(a)		6,533	6,526
				2.01%, 10/15/2040(a)	49,548	3,598
2.75%, 02/16/2055		12,000	12,062	2.50%, 11/15/2032	7,643	7,586
3.00%, 09/16/2049		6,200	5,935	2.50%, 01/15/2043(a)	19,665	2,790
3.48%, 07/16/2045(a)		6,443	6,690
				2.50%, 02/15/2043	3,979	3,901
GS Mortgage Securities Trust 2011-GC5
5.31%, 08/10/2044(a),(b)		4,624	4,708	3.00%, 08/15/2028	4,712	4,840
				3.00%, 11/15/2030(a)	10,590	929
GS Mortgage Securities Trust 2013-GC13				3.00%, 06/15/2031(a)	15,630	1,592
4.07%, 07/10/2046(a),(b)		5,000	4,452
				3.00%, 06/15/2040	8,394	8,683
GS Mortgage Securities Trust 2015-GC34				3.00%, 10/15/2042	2,801	2,879
4.81%, 10/10/2048		4,169	4,005	3.00%, 03/15/2043	7,914	8,139
JP Morgan Chase Commercial Mortgage				3.00%, 05/15/2044(a)	4,653	4,833
Securities Trust 2013-C10				3.50%, 01/15/2028(a)	13,107	1,494
3.37%, 12/15/2047(a)		7,800	7,915
				3.50%, 04/15/2040	16,656	1,448
JP Morgan Chase Commercial Mortgage				4.00%, 06/15/2028(a)	3,880	120
Securities Trust 2013-C16				4.00%, 05/15/2039	4,825	5,062
4.94%, 12/15/2046(a)		8,000	8,711
				4.00%, 11/15/2042(a)	18,374	3,256
JPMBB Commercial Mortgage Securities				4.50%, 05/15/2037(a)	4,849	5,066
Trust 2014-C25				6.50%, 08/15/2027	112	121
4.45%, 11/15/2047(a)		5,000	4,902
				Freddie Mac Strips
Wells Fargo Commercial Mortgage Trust				1.90%, 10/15/2037(a)	74,719	5,555
2015	-C31			1.96%, 02/15/2038(a)	63,500	4,496
4.61%, 11/15/2048(a),(c),(d)		6,000	5,733
				3.00%, 10/15/2027(a)	23,024	2,544

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2015

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)
			(continued)
Ginnie Mae
1.20%, 03/20/2041(a)	$52,913	$2,525	5.00%, 02/01/2033	$966	$1,072
			5.00%, 01/01/2034	874	975
3.00%, 05/16/2037	14,000	14,316
3.25%, 05/20/2045(a)	4,830	5,016	5.00%, 05/01/2034	197	215
3.50%, 04/20/2038(a)	13,024	1,522	5.00%, 05/01/2035	211	231
3.50%, 10/20/2041(a)	21,421	2,606	5.00%, 07/01/2035	5	5
			5.00%, 07/01/2035	92	101
3.50%, 01/20/2043	25,723	5,831
3.50%, 05/20/2043(a)	16,993	2,419	5.00%, 10/01/2035	17	19
			5.00%, 11/01/2035	743	822
3.50%, 04/16/2044	4,913	4,839
			5.00%, 07/01/2044	5,750	6,381
4.00%, 02/20/2034	6,647	7,132
			5.50%, 04/01/2018	36	37
4.00%, 11/16/2038	1,090	1,144
4.00%, 02/20/2044(a)	10,568	1,621	5.50%, 03/01/2029	1	2
4.50%, 04/20/2045(a)	11,346	3,018	5.50%, 05/01/2033	16	18
			5.50%, 10/01/2033	21	23
5.00%, 11/20/2039	7,347	8,073
			5.50%, 12/01/2033	590	658
LF Rothschild Mortgage Trust III
			5.50%, 07/01/2037	41	46
9.95%, 09/01/2017	1	1
			5.50%, 04/01/2038	24	26
Morgan Stanley Re-REMIC Trust 2010-R1
2.57%, 07/26/2035(a),(b)	9,700	9,234	5.50%, 05/01/2038	102	114
			6.00%, 04/01/2017	59	61
New Residential Mortgage Loan Trust 2014-
			6.00%, 04/01/2017	60	61
3
4.75%, 11/25/2054(a),(b)	8,412	8,930	6.00%, 05/01/2017	63	65
			6.00%, 07/01/2017	3	3
Sequoia Mortgage Trust 2013-2
3.66%, 02/25/2043(a)	6,798	6,875	6.00%, 01/01/2021	57	60
			6.00%, 06/01/2028	12	14
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057(a),(b)	4,800	4,869	6.00%, 05/01/2031	135	155
			6.00%, 10/01/2031	5	6
		$247,705	6.00%, 02/01/2032	21	24
Other Asset Backed Securities - 0.22%			6.00%, 09/01/2032	224	253
TAL Advantage V LLC			6.00%, 11/01/2033	517	584
3.33%, 05/20/2039(a),(b)	3,454	3,426	6.00%, 11/01/2033	424	479
			6.00%, 05/01/2034	1,752	2,003
TOTAL BONDS		$480,985	6.00%, 05/01/2034	1,349	1,515
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 09/01/2034	133	153
AGENCY OBLIGATIONS - 67.25%	Amount (000's) Value (000's)		6.00%, 02/01/2035	139	160
			6.00%, 10/01/2036(a)	94	107
Federal Home Loan Mortgage Corporation (FHLMC) -
15.98%			6.00%, 03/01/2037	149	170
2.04%, 03/01/2036(a)	$253	$262	6.00%, 05/01/2037	241	275
2.48%, 10/01/2032(a)	2	2	6.00%, 01/01/2038(a)	69	78
2.50%, 08/01/2027	2,376	2,441	6.00%, 03/01/2038	65	74
2.50%, 09/01/2027	7,569	7,777	6.00%, 04/01/2038	184	212
2.50%, 02/01/2028	7,404	7,608	6.00%, 07/01/2038	347	395
3.00%, 01/01/2027	6,676	6,954	6.00%, 10/01/2038	233	266
3.00%, 02/01/2027	6,851	7,131	6.00%, 09/01/2039	6,627	7,719
3.00%, 04/01/2035	3,718	3,834	6.50%, 11/01/2016	18	18
3.00%, 10/01/2042	10,524	10,645	6.50%, 06/01/2017	11	12
3.00%, 10/01/2042	8,445	8,542	6.50%, 12/01/2021	295	337
3.00%, 05/01/2043	7,603	7,688	6.50%, 04/01/2022	252	288
3.50%, 11/01/2026	4,352	4,610	6.50%, 05/01/2022	104	118
3.50%, 02/01/2032	7,237	7,610	6.50%, 08/01/2022	61	70
3.50%, 04/01/2032	6,339	6,667	6.50%, 05/01/2023	92	97
3.50%, 12/01/2041	3,843	4,031	6.50%, 07/01/2023	2	3
3.50%, 02/01/2042	2,788	2,906	6.50%, 01/01/2024	6	7
3.50%, 04/01/2042	1,096	1,143	6.50%, 07/01/2025	2	3
3.50%, 04/01/2042	11,358	11,841	6.50%, 07/01/2025	2	2
3.50%, 07/01/2042	12,478	13,012	6.50%, 09/01/2025	1	2
3.50%, 09/01/2042	8,944	9,324	6.50%, 10/01/2025	3	3
3.50%, 08/01/2043	8,676	9,072	6.50%, 10/01/2025	2	2
3.50%, 02/01/2044	9,628	10,051	6.50%, 03/01/2029	6	7
4.00%, 12/01/2040	7,687	8,253	6.50%, 03/01/2029	70	81
4.00%, 10/01/2041	5,077	5,427	6.50%, 04/01/2031	267	305
4.00%, 12/01/2041	6,928	7,494	6.50%, 10/01/2031	105	121
4.00%, 07/01/2042	4,650	5,048	6.50%, 02/01/2032	15	18
4.00%, 07/01/2043	6,038	6,529	6.50%, 04/01/2032	13	15
4.00%, 09/01/2044	7,478	8,083	6.50%, 04/01/2035	8	10
4.50%, 08/01/2033	641	696	6.50%, 02/01/2037	31	36
4.50%, 07/01/2039	2,355	2,572	7.00%, 07/01/2024	3	4
4.50%, 12/01/2040	6,048	6,558	7.00%, 01/01/2028	458	515
4.50%, 04/01/2041	7,504	8,310	7.00%, 06/01/2029	171	200
4.50%, 11/01/2043	7,303	8,129	7.00%, 01/01/2031	1	1
4.50%, 01/01/2044	7,599	8,398	7.00%, 04/01/2031	107	121
5.00%, 10/01/2025	111	122	7.00%, 10/01/2031	127	145
5.00%, 12/01/2032	90	100

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2015

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
			Federal National Mortgage Association (FNMA) (continued)
(continued)
			4.00%, 08/01/2044	$5,881	$6,375
7.00%, 04/01/2032	$267	$321
			4.00%, 11/01/2044	4,443	4,816
7.50%, 12/01/2030	4	4
			4.00%, 07/01/2045	8,916	9,561
7.50%, 02/01/2031	33	38
			4.50%, 12/01/2019	53	55
7.50%, 02/01/2031	2	3
			4.50%, 01/01/2020	205	215
8.00%, 08/01/2030	1	1
			4.50%, 09/01/2025	3,464	3,729
8.00%, 12/01/2030	10	10
			4.50%, 07/01/2039	2,434	2,676
8.50%, 04/01/2019	1	1
			4.50%, 09/01/2039	3,037	3,338
8.50%, 07/01/2029	141	156
			4.50%, 03/01/2041	5,487	6,003
		$247,582	4.50%, 03/01/2042	13,456	14,927
Federal National Mortgage Association (FNMA) - 38.10%			4.50%, 09/01/2043	5,799	6,443
2.00%, 10/01/2027	5,009	5,020	4.50%, 09/01/2043	6,673	7,415
2.00%, 10/01/2027	3,731	3,740	4.50%, 09/01/2043	10,619	11,800
2.00%, 02/01/2028	6,596	6,610	4.50%, 11/01/2043	9,537	10,597
2.00%, 08/01/2028	3,966	3,975	4.50%, 05/01/2044	10,394	11,324
2.00%, 07/01/2030	8,289	8,255	4.50%, 09/01/2044	8,185	9,095
2.25%, 12/01/2033(a)	135	143	4.50%, 10/01/2044	5,626	6,252
2.50%, 06/01/2027	8,517	8,738	5.00%, 01/01/2018	28	29
2.50%, 05/01/2028	4,400	4,520	5.00%, 11/01/2018	158	164
2.50%, 05/01/2028	3,783	3,886	5.00%, 04/01/2019	48	50
2.50%, 07/01/2028	13,533	13,718	5.00%, 01/01/2026	130	143
2.50%, 03/01/2030	10,290	10,495	5.00%, 04/01/2035	276	310
2.59%, 03/01/2028(a)	15	15	5.00%, 05/01/2035	151	167
2.63%, 11/01/2033(a)	11	11	5.00%, 07/01/2035	50	55
3.00%, 04/01/2027	6,299	6,575	5.00%, 02/01/2038	2,926	3,294
3.00%, 05/01/2029	9,896	10,341	5.00%, 03/01/2038	2,262	2,548
3.00%, 06/01/2042	7,739	7,853	5.00%, 02/01/2040	11,528	13,037
3.00%, 10/01/2042	8,054	8,169	5.00%, 04/01/2040	1,286	1,439
3.00%, 11/01/2042	11,118	11,275	5.00%, 05/01/2040	4,348	4,909
3.00%, 12/01/2042	8,259	8,374	5.00%, 06/01/2040	2,029	2,249
3.00%, 01/01/2043	8,147	8,259	5.00%, 07/01/2040	3,236	3,636
3.00%, 02/01/2043	7,513	7,615	5.00%, 07/01/2041	13,059	14,769
3.00%, 02/01/2043	8,532	8,660	5.00%, 07/01/2041	5,634	6,276
3.00%, 04/01/2043	10,121	10,243	5.00%, 02/01/2044	5,243	5,930
3.00%, 04/01/2045	11,666	11,808	5.50%, 09/01/2017	27	28
3.00%, 07/01/2045	3,945	3,992	5.50%, 09/01/2017	3	3
3.50%, 02/01/2042	8,825	9,276	5.50%, 12/01/2017	169	174
3.50%, 03/01/2042	4,697	4,900	5.50%, 03/01/2018	34	35
3.50%, 06/01/2042	4,844	5,056	5.50%, 06/01/2019	11	12
3.50%, 07/01/2042	7,410	7,766	5.50%, 06/01/2019	8	8
3.50%, 07/01/2042	5,671	5,919	5.50%, 07/01/2019	3	3
3.50%, 09/01/2042	12,683	13,293	5.50%, 07/01/2019	11	12
3.50%, 11/01/2042	7,803	8,188	5.50%, 07/01/2019	24	25
3.50%, 02/01/2043	3,069	3,229	5.50%, 07/01/2019	40	42
3.50%, 05/01/2043	7,249	7,608	5.50%, 08/01/2019	52	54
3.50%, 10/01/2044	9,342	9,821	5.50%, 08/01/2019	9	10
3.50%, 11/01/2044	8,456	8,890	5.50%, 09/01/2019	59	62
3.50%, 03/01/2045	7,666	8,040	5.50%, 06/01/2026	114	128
3.50%, 03/01/2045	4,819	5,042	5.50%, 05/01/2033	187	209
3.50%, 06/01/2045	9,788	10,296	5.50%, 07/01/2033	1,015	1,153
3.50%, 09/01/2045	7,406	7,763	5.50%, 09/01/2033	598	679
4.00%, 01/01/2034	2,303	2,477	5.50%, 02/01/2035	2,435	2,754
4.00%, 08/01/2039	5,938	6,325	5.50%, 02/01/2037	15	17
4.00%, 09/01/2040	4,515	4,857	5.50%, 12/01/2037	1,489	1,693
4.00%, 01/01/2041	6,937	7,406	5.50%, 03/01/2038	587	662
4.00%, 04/01/2041	5,309	5,665	5.50%, 03/01/2038	391	445
4.00%, 04/01/2041	4,374	4,664	6.00%, 12/01/2016	61	62
4.00%, 11/01/2041	6,534	6,973	6.00%, 01/01/2017	1	1
4.00%, 02/01/2042	3,552	3,840	6.00%, 04/01/2017	12	12
4.00%, 04/01/2042	7,803	8,331	6.00%, 08/01/2017	210	216
4.00%, 03/01/2043	6,747	7,271	6.00%, 08/01/2018	162	169
4.00%, 08/01/2043	6,638	7,192	6.00%, 12/01/2022	21	24
4.00%, 08/01/2043	11,287	12,229	6.00%, 03/01/2029	75	86
4.00%, 10/01/2043	8,403	9,085	6.00%, 08/01/2031	470	537
4.00%, 04/01/2044	4,356	4,722	6.00%, 12/01/2031	4	4
4.00%, 08/01/2044	14,775	16,014	6.00%, 12/01/2031	2	3
			6.00%, 01/01/2032	355	400
			6.00%, 11/01/2032	10	12
			6.00%, 04/01/2033	285	317
			6.00%, 02/01/2034	336	381
			6.00%, 03/01/2034	622	709
			6.00%, 09/01/2034	1,122	1,257

See accompanying notes

Schedule of Investments

Government & High Quality Bond Fund

October 31, 2015

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal

AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)
			(continued)
6.00%, 11/01/2037	$178	$201
			4.50%, 10/15/2039	$4,766	$5,230
6.00%, 02/01/2038	208	237
			4.50%, 09/20/2041	5,490	5,990
6.00%, 03/01/2038	119	136
			5.00%, 02/15/2034	227	253
6.00%, 08/01/2038	1,064	1,215
			5.00%, 10/15/2039	4,540	5,094
6.00%, 04/01/2039	1,133	1,306
			5.50%, 07/20/2033	1,829	2,063
6.50%, 06/01/2016	1	1
			5.50%, 03/20/2034	1,866	2,106
6.50%, 09/01/2024	301	344
			5.50%, 05/20/2035	204	230
6.50%, 08/01/2028	70	80
			5.50%, 01/15/2039	468	523
6.50%, 11/01/2028	49	57
			5.50%, 01/15/2039	300	341
6.50%, 12/01/2028	43	49
			6.00%, 10/15/2023	106	119
6.50%, 02/01/2029	30	35
			6.00%, 11/15/2023	47	53
6.50%, 03/01/2029	53	61
			6.00%, 11/15/2023	20	22
6.50%, 04/01/2029	27	31
			6.00%, 12/15/2023	25	29
6.50%, 06/01/2031	141	164
			6.00%, 12/15/2023	2	2
6.50%, 06/01/2031	73	83
			6.00%, 12/15/2023	20	23
6.50%, 06/01/2031	79	90
			6.00%, 01/15/2024	14	16
6.50%, 09/01/2031	6	7
			6.00%, 01/20/2024	6	7
6.50%, 12/01/2031	6	6
			6.00%, 02/15/2024	28	32
6.50%, 01/01/2032	35	39
			6.00%, 02/15/2024	26	30
6.50%, 04/01/2032	23	26
			6.00%, 02/15/2024	17	19
6.50%, 04/01/2032	373	427
			6.00%, 03/15/2024	16	18
6.50%, 08/01/2032	169	197
			6.00%, 04/20/2024	29	33
6.50%, 11/01/2032	424	481
			6.00%, 05/20/2024	19	21
6.50%, 11/01/2032	223	249
			6.00%, 05/20/2024	22	25
6.50%, 02/01/2033	365	417
			6.00%, 10/20/2024	12	13
6.50%, 07/01/2034	673	781
			6.00%, 09/20/2025	23	26
6.50%, 04/01/2036	11	12
			6.00%, 04/20/2026	75	85
6.50%, 08/01/2036	93	111
			6.00%, 10/20/2028	11	12
6.50%, 08/01/2036	156	181
			6.00%, 02/20/2029	115	133

6.50%, 10/01/2036	69	82	6.00%, 05/20/2032(a)	330	371
6.50%, 11/01/2036	61	70
			6.00%, 08/15/2032	39	44
6.50%, 07/01/2037	48	55
			6.00%, 09/15/2032	75	84
6.50%, 07/01/2037	37	44
			6.00%, 02/15/2033	28	33
6.50%, 08/01/2037	77	89
			6.00%, 07/20/2033	1,386	1,576
6.50%, 08/01/2037	913	1,100
			6.00%, 08/15/2038	324	378
6.50%, 01/01/2038	12	14
			6.50%, 09/15/2023	8	9
6.50%, 02/01/2038	39	47
			6.50%, 09/15/2023	15	17
6.50%, 05/01/2038	13	14
			6.50%, 09/15/2023	24	28
7.00%, 05/01/2022	17	19
			6.50%, 09/15/2023	13	15
7.00%, 08/01/2028	89	104
			6.50%, 10/15/2023	22	25
7.00%, 12/01/2028	94	109
			6.50%, 11/15/2023	5	5
7.00%, 07/01/2029	93	110
			6.50%, 12/15/2023	7	8
7.00%, 11/01/2031	375	426
			6.50%, 12/15/2023	28	32
7.00%, 07/01/2032	184	209
			6.50%, 12/15/2023	15	17
7.50%, 12/01/2024	128	141
			6.50%, 12/15/2023	32	37
7.50%, 07/01/2029	27	28
			6.50%, 01/15/2024	19	22
7.50%, 02/01/2030	87	98
			6.50%, 01/15/2024	8	9
7.50%, 01/01/2031	2	2
			6.50%, 01/15/2024	41	47
7.50%, 08/01/2032	16	19
			6.50%, 01/15/2024	13	15
8.00%, 05/01/2022	1	1
			6.50%, 01/15/2024	7	8
8.50%, 09/01/2025	1	2
			6.50%, 01/15/2024	13	15
9.00%, 09/01/2030	34	40
			6.50%, 03/15/2024	26	30

		$590,299	6.50%, 04/15/2024	17	20

Government National Mortgage Association (GNMA) -			6.50%, 04/20/2024	12	14

8.30%			6.50%, 07/15/2024	47	54

3.00%, 11/15/2042	9,684	9,948	6.50%, 01/15/2026	10	12

3.00%, 11/15/2042	7,306	7,483	6.50%, 03/15/2026	15	18

3.00%, 12/15/2042	7,629	7,813	6.50%, 07/20/2026	4	4

3.00%, 02/15/2043	7,995	8,213	6.50%, 10/20/2028	12	14

3.50%, 12/20/2041	6,113	6,423	6.50%, 03/20/2031	93	108

3.50%, 07/15/2042	7,803	8,175	6.50%, 04/20/2031	75	88

3.50%, 08/20/2042	7,421	7,819	6.50%, 07/15/2031	2	2

3.50%, 06/20/2043	8,017	8,464	6.50%, 10/15/2031	15	17

3.50%, 08/15/2043	10,341	10,879	6.50%, 07/15/2032	6	7

4.00%, 08/15/2041	6,427	6,970	6.50%, 05/20/2034	644	780

4.00%, 02/20/2043	3,629	3,884	6.80%, 04/20/2025	43	44

4.00%, 03/15/2044	6,595	7,178	7.00%, 11/15/2022	6	6

4.00%, 10/20/2044	6,569	7,063	7.00%, 11/15/2022	11	11

			7.00%, 12/15/2022	40	43

			7.00%, 12/15/2022	7	7

			7.00%, 01/15/2023	10	10

			7.00%, 01/15/2023	17	18

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2015

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
7.00%, 01/15/2023		$8	$8	9.50%, 11/15/2017	$3	$3
7.00%, 02/15/2023		22	22	9.50%, 09/20/2018	17	17
7.00%, 07/15/2023		9	9	9.50%, 09/15/2020	7	7
7.00%, 07/15/2023		9	9	9.50%, 12/20/2020	16	16
7.00%, 07/15/2023		18	19	9.50%, 01/20/2021	1	1
7.00%, 08/15/2023		18	19	9.50%, 02/20/2021	1	1
7.00%, 10/15/2023		15	16	9.50%, 08/15/2021	53	60
7.00%, 12/15/2023		18	20			$128,668
7.00%, 12/15/2023		19	20
7.00%, 01/15/2026		12	12	U.S. Treasury - 4.46%
7.00%, 01/15/2027		24	26	2.25%, 11/30/2017	5,900	6,076
7.00%, 10/15/2027		2	2	3.00%, 11/15/2044	14,800	14,968
7.00%, 10/15/2027		9	9	3.13%, 05/15/2021	18,000	19,374
7.00%, 10/15/2027		2	2	4.25%, 11/15/2040	9,510	11,908
7.00%, 11/15/2027		25	25	5.25%, 11/15/2028	5,300	7,012
7.00%, 12/15/2027		2	2	6.25%, 08/15/2023	7,500	9,831
7.00%, 12/15/2027		6	6			$69,169
7.00%, 02/15/2028		1	1	U.S. Treasury Strip - 0.41%
7.00%, 04/15/2028		3	3	0.00%, 05/15/2020(e),(f)	6,800	6,340
7.00%, 06/15/2028		149	167
7.00%, 12/15/2028		76	85	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.00%, 01/15/2029		54	61	OBLIGATIONS		$1,042,058
7.00%, 03/15/2029		36	37	Total Investments		$1,572,410
7.00%, 04/15/2029		184	206	Liabilities in Excess of Other Assets, Net - (1.48)%		$(22,927)
7.00%, 04/15/2029		18	19	TOTAL NET ASSETS - 100.00%		$1,549,483
7.00%, 05/15/2031		10	12
7.00%, 06/20/2031		71	87
7.00%, 07/15/2031		2	2	(a)	Variable Rate. Rate shown is in effect at October 31, 2015.
7.00%, 09/15/2031		2	3	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.25%, 09/15/2025		21	21	1933. These securities may be resold in transactions exempt from
7.50%, 04/15/2017		4	4	registration, normally to qualified institutional buyers. At the end of the
7.50%, 04/15/2017		1	1	period, the value of these securities totaled $75,363 or 4.86% of net assets.
7.50%, 04/15/2017		3	3	(c) Security purchased on a when-issued basis.
7.50%, 07/15/2018		5	5	(d)	Fair value of these investments is determined in good faith by the Manager
7.50%, 12/15/2021		21	21	under procedures established and periodically reviewed by the Board of
7.50%, 02/15/2022		7	7	Directors. At the end of the period, the fair value of these securities totaled
7.50%, 03/15/2022		9	9	$5,733 or 0.37% of net assets.
7.50%, 03/15/2022		2	2	(e) Non-Income Producing Security
7.50%, 04/15/2022		3	3	(f) Security is a Principal Only Strip.
7.50%, 04/15/2022		24	24
7.50%, 04/15/2022		6	6
7.50%, 07/15/2022		22	22
7.50%, 08/15/2022		15	15	Portfolio Summary (unaudited)
7.50%, 08/15/2022		15	15	Sector		Percent
7.50%, 08/15/2022		2	2	Mortgage Securities		92.37%
7.50%, 08/15/2022		4	5	Government		4.87%
7.50%, 02/15/2023		9	10	Exchange Traded Funds		3.19%
7.50%, 05/15/2023		13	13	Asset Backed Securities		1.05%
7.50%, 05/15/2023		3	3	Liabilities in Excess of Other Assets, Net		(1.48)%
7.50%, 06/15/2023		14	16	TOTAL NET ASSETS		100.00%
7.50%, 10/15/2023		1	1
7.50%, 11/15/2023		12	12
7.50%, 03/15/2024		21	23
7.50%, 08/15/2024		1	1
7.50%, 05/15/2027		17	17
7.50%, 05/15/2027		6	6
7.50%, 06/15/2027		10	11
7.50%, 08/15/2029		65	74
7.50%, 09/15/2029		20	20
7.50%, 10/15/2029		65	74
7.50%, 11/15/2029		80	85
7.50%, 11/15/2029		49	51
8.00%, 06/15/2017		2	2
8.00%, 02/15/2022		20	22
8.00%, 04/15/2022		15	16
8.00%, 12/15/2030		7	9
9.00%, 11/15/2021		51	57
9.50%, 10/15/2017		3	4

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2015

COMMON STOCKS - 0.01%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Biotechnology - 0.00%
Neuro-Hitech Inc (a),(b)	250,000	$—		Automobile Parts & Equipment (continued)
				ZF North America Capital Inc
				4.00%, 04/29/2020(e)	$10,200	$10,302
Commercial Services - 0.01%				4.50%, 04/29/2022(e)	2,030	2,044
(a),(b)
Network Holding Co KSCC	393,257	488		4.75%, 04/29/2025(e)	7,040	6,908
						$52,105
Computers - 0.00%
SONICblue Inc (a),(b)	10,000,000	—		Banks- 4.47%
				Barclays PLC
				8.25%, 12/29/2049(d),(g)	34,160	36,370
Energy - Alternate Sources - 0.00%				CIT Group Inc
Ogden Corp (a),(b),(c)	5,000,000	—		3.88%, 02/19/2019	27,935	28,354
				ING Bank NV
TOTAL COMMON STOCKS		$488		5.80%, 09/25/2023(e)	18,700	20,558
INVESTMENT COMPANIES - 6.57%	Shares Held	Value (000	's)	JPMorgan Chase & Co
				5.00%, 12/29/2049(d),(g)	27,925	27,534
Publicly Traded Investment Fund - 6.57%				Popular Inc
Goldman Sachs Financial Square Funds -	238,693,431	238,693		7.00%, 07/01/2019	8,920	8,697
Government Fund				Royal Bank of Scotland Group PLC
				7.50%, 12/29/2049(d),(g)	7,800	8,073
TOTAL INVESTMENT COMPANIES		$238,693		Wells Fargo & Co
PREFERRED STOCKS - 0.34%	Shares Held	Value (000	's)	5.87%, 12/29/2049(d),(g)	13,765	14,559
				5.90%, 12/29/2049(d),(g)	18,000	18,450
Diversified Financial Services - 0.34%
Ally Financial Inc (d),(e)	12,284	12,520				$162,595
				Beverages - 0.66%
TOTAL PREFERRED STOCKS		$12,520		Constellation Brands Inc
	Principal			3.75%, 05/01/2021	7,770	7,945
BONDS- 82.40%	Amount (000's)	Value 000	's)	4.25%, 05/01/2023	15,780	16,155
Advertising - 0.24%						$24,100
MDC Partners Inc				Building Materials - 1.26%
6.75%, 04/01/2020(e)	$8,485	$8,633		Boise Cascade Co
				6.38%, 11/01/2020	7,920	8,197
Aerospace & Defense - 0.15%				Cemex SAB de CV
				6.13%, 05/05/2025(e)	3,675	3,482
Air 2 US
8.63%, 10/01/2020(e)	5,197	5,304		7.25%, 01/15/2021(e)	17,335	17,769
				Norbord Inc
				5.38%, 12/01/2020(e)	10,175	10,340
Agriculture - 0.59%				Vulcan Materials Co
Pinnacle Operating Corp				4.50%, 04/01/2025	5,925	6,058
9.00%, 11/15/2020(e)	22,113	21,450
						$45,846

				Chemicals - 2.76%
Airlines - 0.24%				A Schulman Inc
American Airlines 2015-1 Class B Pass				6.88%, 06/01/2023(e)	7,105	7,052
Through Trust				Aruba Investments Inc
3.70%, 11/01/2024	2,800	2,751		8.75%, 02/15/2023(e)	10,280	10,152
United Airlines 2014-1 Class B Pass Through				Axiall Corp
Trust				4.88%, 05/15/2023	9,347	8,885
4.75%, 10/11/2023	3,332	3,347		Blue Cube Spinco Inc
US Airways 2001-1G Pass Through Trust				9.75%, 10/15/2023(e)	3,315	3,572
7.08%, 09/20/2022	2,392	2,583		Consolidated Energy Finance SA
		$8,681		6.75%, 10/15/2019(e)	11,995	11,935
Automobile Manufacturers - 1.74%				Cornerstone Chemical Co
				9.38%, 03/15/2018(e)	9,815	9,913
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020	7,500	7,575		Eagle Spinco Inc
Jaguar Land Rover Automotive PLC				4.63%, 02/15/2021	14,815	14,426
3.50%, 03/15/2020(e)	7,400	7,317		NOVA Chemicals Corp
4.13%, 12/15/2018(e)	11,130	11,408		5.00%, 05/01/2025(e)	8,760	8,760
4.25%, 11/15/2019(e)	12,880	13,105		5.25%, 08/01/2023(e)	24,915	25,493
5.63%, 02/01/2023(e)	6,780	6,984				$100,188
Navistar International Corp				Commercial Services - 0.53%
8.25%, 11/01/2021	21,650	16,887		Ahern Rentals Inc
		$63,276		7.38%, 05/15/2023(e)	7,070	6,575
Automobile Parts & Equipment - 1.43%				Jurassic Holdings III Inc
				6.88%, 02/15/2021(e)	8,060	5,803
Dana Holding Corp
5.38%, 09/15/2021	4,750	4,845		TMS International Corp
				7.63%, 10/15/2021(e)	7,500	6,863
5.50%, 12/15/2024	5,970	5,955
6.00%, 09/15/2023	8,135	8,420				$19,241
Lear Corp				Computers - 0.44%
5.25%, 01/15/2025	9,840	10,037		Compiler Finance Sub Inc
Schaeffler Holding Finance BV				7.00%, 05/01/2021(e)	12,770	6,768
6.75%, PIK 6.75%, 11/15/2022(e),(f)	3,290	3,594

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Computers (continued)			Engineering & Construction - 0.23%
IHS Inc			Aguila 3 SA
5.00%, 11/01/2022	$3,065	$3,096	7.88%, 01/31/2018(e)		$8,070	$8,252
NCR Corp
4.63%, 02/15/2021	6,286	6,207
			Entertainment - 3.32%
		$16,071	Carmike Cinemas Inc
Consumer Products - 0.20%			6.00%, 06/15/2023(e)		7,040	7,295
Spectrum Brands Inc			CCM Merger Inc
5.75%, 07/15/2025(e)	6,755	7,202	9.13%, 05/01/2019(e)		22,291	23,628
			Cinemark USA Inc
			4.88%, 06/01/2023		20,905	20,617
Distribution & Wholesale - 0.78%			DreamWorks Animation SKG Inc
Global Partners LP / GLP Finance Corp			6.88%, 08/15/2020(e)		15,055	14,980
7.00%, 06/15/2023	10,170	9,560	Eldorado Resorts Inc
HD Supply Inc			7.00%, 08/01/2023(e)		10,345	10,474
5.25%, 12/15/2021(e)	2,525	2,651
			Peninsula Gaming LLC / Peninsula Gaming
7.50%, 07/15/2020	15,120	16,103	Corp
		$28,314	8.38%, 02/15/2018(e)		16,680	17,347
Diversified Financial Services - 5.05%			Regal Entertainment Group
AerCap Ireland Capital Ltd / AerCap Global			5.75%, 03/15/2022		8,090	8,353
Aviation Trust			WMG Acquisition Corp
			6.75%, 04/15/2022(e)		9,685	8,965
4.63%, 10/30/2020	5,865	6,077
4.63%, 07/01/2022	16,135	16,478	WMG Holdings Corp
Aircastle Ltd			13.75%, 10/01/2019		8,435	8,952
4.63%, 12/15/2018	3,915	4,062				$120,611
5.13%, 03/15/2021	17,575	18,542	Food- 1.49%
5.50%, 02/15/2022	5,165	5,462	BI-LO LLC / BI-LO Finance Corp
7.63%, 04/15/2020	8,050	9,288	9.25%, 02/15/2019(e)		10,155	10,434
Credit Acceptance Corp			Ingles Markets Inc
6.13%, 02/15/2021	27,150	27,150	5.75%, 06/15/2023		10,265	10,471
7.38%, 03/15/2023(e)	12,325	12,756
			JBS USA LLC / JBS USA Finance Inc
Denali Borrower LLC / Denali Finance Corp			5.75%, 06/15/2025(e)		9,165	8,867
5.63%, 10/15/2020(e)	7,410	7,882
			Post Holdings Inc
Fly Leasing Ltd			7.75%, 03/15/2024(e)		4,585	4,883
6.38%, 10/15/2021	20,730	21,352	Smithfield Foods Inc
Icahn Enterprises LP / Icahn Enterprises			5.25%, 08/01/2018(e)		4,339	4,404
Finance Corp			5.88%, 08/01/2021(e)		14,255	14,968
5.88%, 02/01/2022	6,100	6,283				$54,027
6.00%, 08/01/2020	7,060	7,369
Navient Corp			Forest Products & Paper - 0.70%
6.13%, 03/25/2024	9,965	8,993	Resolute Forest Products Inc
OneMain Financial Holdings Inc			5.88%, 05/15/2023		7,035	5,241
7.25%, 12/15/2021(e)	17,355	18,136	Sappi Papier Holding GmbH
Springleaf Finance Corp			7.50%, 06/15/2032(e)		5,985	5,566
5.25%, 12/15/2019	13,650	13,582	7.75%, 07/15/2017(e)		5,000	5,200
		$183,412	Tembec Industries Inc
			9.00%, 12/15/2019(e)		9,430	7,544
Electric - 1.75%			Verso Paper Holdings LLC / Verso Paper Inc
Dynegy Inc			11.75%, 01/15/2019		7,920	1,782
6.75%, 11/01/2019	3,500	3,491				$25,333
7.38%, 11/01/2022	12,610	12,642
Elwood Energy LLC			Hand & Machine Tools - 0.14%
8.16%, 07/05/2026	7,292	8,058	Paternoster Holding III GmbH
Indiantown Cogeneration LP			8.50%, 02/15/2023(e)	EUR	4,900	5,114
9.77%, 12/15/2020	2,922	3,316
Miran Mid-Atlantic Series C Pass Through
			Healthcare - Products - 2.26%
Trust
			ConvaTec Finance International SA
10.06%, 12/30/2028	18,968	19,015	8.25%, PIK 9.00%, 01/15/2019(e),(f)		$24,165	24,105
Mirant Mid-Atlantic Series B Pass Through
			ConvaTec Healthcare E SA
Trust			10.50%, 12/15/2018 (e)		300	310
9.13%, 06/30/2017	339	342
			DJO Finco Inc / DJO Finance LLC / DJO
NRG Energy Inc
			Finance Corp
6.25%, 05/01/2024	6,760	6,050	8.13%, 06/15/2021(e)		16,265	16,143
8.25%, 09/01/2020	10,375	10,635
			Hill-Rom Holdings Inc
		$63,549	5.75%, 09/01/2023(e),(g)		6,440	6,569
Electronics - 0.05%			Kinetic Concepts Inc / KCI USA Inc
Sanmina Corp			10.50%, 11/01/2018		3,560	3,759
4.38%, 06/01/2019(e)	1,940	1,979	Mallinckrodt International Finance SA /
			Mallinckrodt CB LLC
			5.63%, 10/15/2023(e)		17,690	16,695

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Products (continued)				Leisure Products & Services - 0.29%
Universal Hospital Services Inc				NCL Corp Ltd
7.63%, 08/15/2020		$15,410	$14,697	5.25%, 11/15/2019(e)		$10,175	$10,557
			$82,278

Healthcare - Services - 3.51%				Lodging - 0.83%
Centene Corp				Boyd Gaming Corp
4.75%, 05/15/2022		14,700	14,627	6.88%, 05/15/2023		5,360	5,682
Fresenius Medical Care US Finance II Inc				MGM Resorts International
4.75%, 10/15/2024(e)		5,770	5,842	6.00%, 03/15/2023		12,225	12,408
5.88%, 01/31/2022(e)		7,825	8,529	6.63%, 12/15/2021		6,290	6,715
6.50%, 09/15/2018(e)		4,895	5,372	7.75%, 03/15/2022		1,600	1,776
HCA Holdings Inc				10.00%, 11/01/2016		3,205	3,439
6.25%, 02/15/2021		2,480	2,709				$30,020
HCA Inc
				Machinery - Construction & Mining - 0.22%
4.75%, 05/01/2023		21,400	21,935
				Vander Intermediate Holding II Corp
5.00%, 03/15/2024		17,315	17,835	9.75%, PIK 10.50%, 02/01/2019 (e),(f)		9,350	8,088
5.25%, 04/15/2025		3,915	4,052
5.38%, 02/01/2025		2,220	2,278
5.88%, 03/15/2022		12,015	13,217	Media- 8.76%
MPH Acquisition Holdings LLC				Altice Financing SA
6.63%, 04/01/2022(e)		16,770	17,105	6.50%, 01/15/2022(e)		5,830	5,903
WellCare Health Plans Inc				6.63%, 02/15/2023(e)		3,000	3,008
5.75%, 11/15/2020		13,555	14,165	Altice Finco SA
			$127,666	7.63%, 02/15/2025(e)		10,455	9,906
				8.13%, 01/15/2024(e)		15,895	15,816
Holding Companies - Diversified - 0.59%				9.88%, 12/15/2020(e)		10,022	10,749
Alphabet Holding Co Inc				Altice Luxembourg SA
7.75%, 11/01/2017		9,020	8,862	7.75%, 05/15/2022(e)		3,220	3,099
Argos Merger Sub Inc				Cable One Inc
7.13%, 03/15/2023(e)		11,930	12,556
				5.75%, 06/15/2022(e)		2,150	2,204
			$21,418	Cablevision Systems Corp
Home Builders - 2.08%				8.00%, 04/15/2020		10,875	10,603
Lennar Corp				CCO Holdings LLC / CCO Holdings Capital
4.13%, 12/01/2018		9,125	9,330	Corp
4.50%, 11/15/2019		8,300	8,591	5.13%, 05/01/2023(e)		44,650	44,762
4.75%, 11/15/2022(g)		17,305	17,305	CSC Holdings LLC
WCI Communities Inc				6.75%, 11/15/2021		4,685	4,547
6.88%, 08/15/2021		21,855	22,948	DISH DBS Corp
Woodside Homes Co LLC / Woodside Homes				5.88%, 07/15/2022		22,230	21,785
Finance Inc				5.88%, 11/15/2024		11,890	11,373
6.75%, 12/15/2021(e)		18,625	17,321	6.75%, 06/01/2021		36,050	37,222
			$75,495	7.88%, 09/01/2019		19,500	21,397
				Neptune Finco Corp
Insurance - 2.29%				6.63%, 10/15/2025(e)		4,225	4,447
CNO Financial Group Inc				10.13%, 01/15/2023 (e)		13,135	13,890
4.50%, 05/30/2020		5,855	6,090	Numericable-SFR SAS
Liberty Mutual Group Inc				6.00%, 05/15/2022(e)		7,655	7,674
7.00%, 03/07/2067(e),(g)		19,172	18,381	RCN Telecom Services LLC / RCN Capital
Voya Financial Inc				Corp
5.65%, 05/15/2053(g)		57,935	58,659	8.50%, 08/15/2020(e)		16,475	17,319
			$83,130	TVN Finance Corp III AB
				7.38%, 12/15/2020(e)	EUR	2,475	2,935
Internet - 1.15%
				Unitymedia GmbH
United Group BV				6.13%, 01/15/2025(e)		$8,940	9,152
7.88%, 11/15/2020(e)	EUR	12,000	14,099
Zayo Group LLC / Zayo Capital Inc				Unitymedia Hessen GmbH & Co KG /
6.00%, 04/01/2023(e)		$21,635	22,057	Unitymedia NRW GmbH
				5.50%, 01/15/2023(e)		16,650	17,113
10.13%, 07/01/2020		5,286	5,762
				Univision Communications Inc
			$41,918	6.75%, 09/15/2022(e)		4,516	4,770
Iron & Steel - 2.23%				8.50%, 05/15/2021(e)		11,896	12,431
AK Steel Corp				WideOpenWest Finance LLC /
7.63%, 05/15/2020		6,355	3,305	WideOpenWest Capital Corp
ArcelorMittal				13.38%, 10/15/2019		21,140	21,510
6.25%, 03/01/2021(g)		2,275	2,148	10.25%, 07/15/2019		3,180	3,176
7.75%, 10/15/2039(g)		38,810	33,085	Ziggo Bond Finance BV
Commercial Metals Co				4.63%, 01/15/2025(e)	EUR	1,500	1,542
4.88%, 05/15/2023		23,670	20,948				$318,333
Signode Industrial Group Lux SA/Signode
Industrial Group US Inc				Metal Fabrication & Hardware - 0.26%
6.38%, 05/01/2022(e)		22,965	21,530	Wise Metals Intermediate Holdings LLC/Wise
				Holdings Finance Corp
			$81,016	9.75%, PIK 10.50%, 06/15/2019 (e),(f)		$10,055	9,351

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)

Mining - 1.41%			Oil & Gas Services - 0.44%
FMG Resources August 2006 Pty Ltd			Exterran Partners LP / EXLP Finance Corp
6.88%, 04/01/2022(e)	$8,180	$5,849	6.00%, 10/01/2022	$7,955	$6,722
8.25%, 11/01/2019(e)	17,720	15,062	PHI Inc
9.75%, 03/01/2022(e)	4,215	4,194	5.25%, 03/15/2019	10,570	9,354
Midwest Vanadium Pty Ltd					$16,076
0.00%, 02/15/2018(a),(e)	11,225	449
St Barbara Ltd			Packaging & Containers - 2.19%
8.88%, 04/15/2018(e)	15,120	14,364	Ardagh Finance Holdings SA
			8.63%, PIK 8.63%, 06/15/2019(e),(f)	7,361	7,710
Taseko Mines Ltd
7.75%, 04/15/2019	4,535	2,358	Ardagh Packaging Finance PLC / Ardagh
Teck Resources Ltd			Holdings USA Inc
			3.34%, 12/15/2019(e),(g)	14,000	13,790
2.50%, 02/01/2018	10,540	8,985	6.00%, 06/30/2021(e)	4,280	4,195
		$51,261	7.00%, 11/15/2020(e)	1,039	1,041
Miscellaneous Manufacturers - 0.31%			Berry Plastics Corp
Bombardier Inc			6.00%, 10/15/2022(e)	4,645	4,854
5.50%, 09/15/2018(e)	6,875	6,445	Beverage Packaging Holdings Luxembourg II
7.50%, 03/15/2025(e)	6,235	4,848	SA / Beverage Packaging Holdings II
		$11,293	5.63%, 12/15/2016(e)	4,845	4,845
			6.00%, 06/15/2017(e)	2,755	2,769
Oil & Gas - 6.07%			Coveris Holding Corp
Baytex Energy Corp			10.00%, 06/01/2018 (e)	11,160	11,048
5.13%, 06/01/2021(e)	7,195	6,044
			Coveris Holdings SA
Carrizo Oil & Gas Inc			7.88%, 11/01/2019(e)	8,780	8,341
6.25%, 04/15/2023	1,510	1,436	Crown Cork & Seal Co Inc
7.50%, 09/15/2020	14,800	14,763	7.38%, 12/15/2026	15,449	16,859
Chaparral Energy Inc			Reynolds Group Issuer Inc / Reynolds Group
7.63%, 11/15/2022	18,979	6,263	Issuer LLC / Reynolds Group Issuer
9.88%, 10/01/2020	7,360	2,723	(Luxembourg) S.A.
Chesapeake Energy Corp			7.88%, 08/15/2019	2,735	2,834
4.88%, 04/15/2022	14,585	9,043	9.88%, 08/15/2019	1,193	1,256
6.13%, 02/15/2021	5,525	3,618			$79,542
Denbury Resources Inc
5.50%, 05/01/2022	18,285	12,800	Pharmaceuticals - 1.71%
EP Energy LLC / Everest Acquisition Finance			JLL/Delta Dutch Pledgeco BV
Inc			8.75%, PIK 9.50%, 05/01/2020(e),(f)	11,640	11,887
6.38%, 06/15/2023	8,430	6,344	Valeant Pharmaceuticals International Inc
9.38%, 05/01/2020	21,895	19,049	5.38%, 03/15/2020(e)	10,120	8,804
Halcon Resources Corp			5.50%, 03/01/2023(e)	8,875	7,455
8.63%, 02/01/2020(e)	3,090	2,665	5.88%, 05/15/2023(e)	19,955	16,800
9.25%, 02/15/2022	2,775	888	6.75%, 08/15/2018(e)	3,000	2,895
9.75%, 07/15/2020	18,280	6,215	7.50%, 07/15/2021(e)	15,865	14,477
Linn Energy LLC / Linn Energy Finance					$62,318
Corp
6.25%, 11/01/2019(g)	9,585	2,252	Pipelines - 1.16%
6.50%, 05/15/2019	13,210	3,435	Energy Transfer Equity LP
Northern Blizzard Resources Inc			5.88%, 01/15/2024	7,960	7,711
7.25%, 02/01/2022(e)	13,414	10,999	Sabine Pass Liquefaction LLC
			5.63%, 02/01/2021(g)	10,410	10,332
Oasis Petroleum Inc			5.63%, 03/01/2025(e)	20,000	19,175
6.50%, 11/01/2021	3,655	3,116
6.88%, 03/15/2022	5,645	4,812	6.25%, 03/15/2022	4,915	4,878
6.88%, 01/15/2023	11,825	10,229			$42,096
Ocean Rig UDW Inc			Real Estate - 0.45%
7.25%, 04/01/2019(e)	14,090	6,552
			Crescent Resources LLC / Crescent Ventures
PDC Energy Inc			Inc
7.75%, 10/15/2022	24,945	25,070	10.25%, 08/15/2017 (e)	16,155	16,397
QEP Resources Inc
5.25%, 05/01/2023	13,091	11,618
Seven Generations Energy Ltd			REITS- 1.12%
6.75%, 05/01/2023(e)	3,080	2,803	DuPont Fabros Technology LP
Seventy Seven Operating LLC			5.88%, 09/15/2021	12,075	12,679
6.63%, 11/15/2019	11,835	7,012	Equinix Inc
Sunoco LP / Sunoco Finance Corp			5.38%, 01/01/2022	10,065	10,515
5.50%, 08/01/2020(e)	7,070	7,247	iStar Inc
6.38%, 04/01/2023(e)	10,945	11,027	3.88%, 07/01/2016	1,630	1,622
Ultra Petroleum Corp			4.88%, 07/01/2018	7,230	7,121
6.13%, 10/01/2024(e)	13,355	7,479	9.00%, 06/01/2017	8,295	8,793
Whiting Canadian Holding Co ULC					$40,730
8.13%, 12/01/2019	7,900	7,959	Retail - 4.00%
WPX Energy Inc			1011778 BC ULC / New Red Finance Inc
7.50%, 08/01/2020	7,750	7,246	4.63%, 01/15/2022(e)	9,885	10,033
		$220,707	Building Materials Holding Corp
			9.00%, 09/15/2018(e)	14,375	15,229

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)

Retail (continued)				Telecommunications (continued)
Claire's Stores Inc				Sprint Communications Inc
7.75%, 06/01/2020(e)		$3,035	$865	7.00%, 08/15/2020		$26,235	$24,333
9.00%, 03/15/2019(e)		3,120	2,551	9.00%, 11/15/2018(e)		12,425	13,660
Dollar Tree Inc				Sprint Corp
5.75%, 03/01/2023(e)		6,640	6,997	7.13%, 06/15/2024		8,840	7,763
JC Penney Corp Inc				7.88%, 09/15/2023		7,845	7,257
5.65%, 06/01/2020		13,695	12,531	T-Mobile USA Inc
L Brands Inc				6.13%, 01/15/2022		4,110	4,182
6.88%, 11/01/2035(e)		7,245	7,526	6.25%, 04/01/2021		18,595	19,197
Landry's Holdings II Inc				6.50%, 01/15/2024		4,025	4,085
10.25%, 01/01/2018 (e)		18,155	18,700	6.63%, 04/28/2021		12,140	12,565
Landry's Inc				UPCB Finance IV Ltd
9.38%, 05/01/2020(e)		11,755	12,607	5.38%, 01/15/2025(e)		2,000	2,002
Michaels Stores Inc				Virgin Media Finance PLC
5.88%, 12/15/2020(e)		12,293	12,969	5.75%, 01/15/2025(e)		5,000	4,913
Neiman Marcus Group LTD LLC				6.00%, 10/15/2024(e)		2,940	2,962
8.75%, 10/15/2021(e)		8,780	9,120	Virgin Media Secured Finance PLC
Petco Holdings Inc				5.25%, 01/15/2026(e)		3,965	3,965
8.50%, PIK 9.25%, 10/15/2017(e),(f)		9,525	9,692	Wind Acquisition Finance SA
Rite Aid Corp				4.75%, 07/15/2020(e)		10,885	11,075
6.13%, 04/01/2023(e)		11,685	12,590	7.38%, 04/23/2021(e)		23,940	24,120
Tops Holding LLC / Tops Markets II Corp							$236,213
8.00%, 06/15/2022(e)		13,525	13,998
			$145,408	Transportation - 2.30%
				Eletson Holdings
Savings & Loans - 0.00%				9.63%, 01/15/2022(e)		17,244	15,821
Washington Mutual Bank / Henderson NV				Hornbeck Offshore Services Inc
0.00%, 06/15/2011(a),(b)		3,500	—	5.00%, 03/01/2021		9,980	7,635
0.00%, 01/15/2013(a)		3,000	1	Navios Maritime Acquisition Corp / Navios
0.00%, 01/15/2015(a),(g)		2,000	1	Acquisition Finance US Inc
			$2	8.13%, 11/15/2021(e)		37,660	36,059
				Navios Maritime Holdings Inc / Navios
Semiconductors - 0.61%				Maritime Finance II US Inc
Micron Technology Inc				7.38%, 01/15/2022(e)		16,245	12,773
5.25%, 01/15/2024(e)		22,140	21,199
				Navios South American Logistics Inc / Navios
NXP BV / NXP Funding LLC				Logistics Finance US Inc
5.75%, 02/15/2021(e)		805	841
				7.25%, 05/01/2022(e)		13,220	11,121
			$22,040				$83,409
Software - 1.44%				TOTAL BONDS			$2,994,541
Activision Blizzard Inc					Principal
5.63%, 09/15/2021(e)		17,765	18,790	CONVERTIBLE BONDS - 0.55%	Amount (000's) Value (000's)
6.13%, 09/15/2023(e)		21,295	23,185
				Banks- 0.19%
MSCI Inc
5.25%, 11/15/2024(e)		6,675	7,025	ING Groep NV
				6.00%, 12/29/2049(d),(g)		6,900	6,753
5.75%, 08/15/2025(e)		3,315	3,496
			$52,496
				Food Service - 0.00%
Telecommunications - 6.50%				FU JI Food and Catering Services Holdings
B Communications Ltd				Ltd
7.38%, 02/15/2021(e)		5,550	6,022
				0.00%, 11/09/2009(a),(b)	HKD	46,500	—
CenturyLink Inc				0.00%, 10/18/2010(a),(b)	CNY	245,000	—
5.63%, 04/01/2025		11,325	10,164				$—
Frontier Communications Corp
8.88%, 09/15/2020(e)		3,175	3,296	Semiconductors - 0.36%
11.00%, 09/15/2025 (e)		12,975	13,599	Jazz Technologies Inc
10.50%, 09/15/2022 (e)		7,545	7,828	8.00%, 12/31/2018		$8,893	13,234
Goodman Networks Inc
12.13%, 07/01/2018		14,363	5,027	TOTAL CONVERTIBLE BONDS			$19,987
Intelsat Jackson Holdings SA				SENIOR FLOATING RATE INTERESTS - Principal
7.25%, 10/15/2020		12,140	11,078	6.54%	Amount (000's) Value (000's)
Intelsat Luxembourg SA
7.75%, 06/01/2021		10,180	6,006	Aerospace & Defense - 0.39%
Level 3 Communications Inc				B/E Aerospace Inc, Term Loan B
				4.00%, 11/19/2021(g)		$14,232	$14,297
5.75%, 12/01/2022		5,470	5,607
Level 3 Financing Inc
5.13%, 05/01/2023(e)		4,440	4,490	Building Materials - 0.05%
5.38%, 08/15/2022		7,935	8,074	GYP Holdings III Corp, Term Loan B
5.38%, 01/15/2024(e),(h)		3,460	3,503	7.75%, 03/25/2022(g)		1,850	1,810
Play Finance 1 SA
6.50%, 08/01/2019	EUR	3,000	3,435
Sprint Capital Corp				Chemicals - 0.59%
6.88%, 11/15/2028		$7,235	6,005	AZ Chem US Inc, Term Loan
				7.50%, 06/10/2022(g)		12,993	13,036

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2015

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Chemicals (continued)			Oil & Gas - 0.26%
Emerald Performance Materials LLC, Term			Seadrill Operating LP, Term Loan B
Loan			4.00%, 02/12/2021(g)	$9,837	$5,714
7.75%, 07/22/2022(g)	$8,475	$8,327	Seventy Seven Operating LLC, Term Loan B
		$21,363	3.75%, 06/17/2021(g)	4,488	3,705
					$9,419
Consumer Products - 0.23%
Dell International LLC, Term Loan B2			Packaging & Containers - 0.19%
4.00%, 04/29/2020(g)	8,342	8,337	SIG Combibloc PurchaseCo Sarl, Term Loan
			B
			4.25%, 03/11/2022(g)	6,771	6,769
Electric - 0.11%
Texas Competitive Electric Holdings Co LLC,
Term Loan NONEXT			Pharmaceuticals - 0.17%
4.71%, 04/25/2015(g)	12,873	4,114	Valeant Pharmaceuticals International Inc,
			Term Loan BF1
			4.00%, 04/01/2022(g)	6,612	6,137
Electronics - 0.25%
TTM Technologies Inc, Term Loan B
6.00%, 05/07/2021(g)	9,681	9,051	REITS - 0.31%
			iStar Inc, Term Loan A2
			7.00%, 03/19/2017(g)	11,269	11,269
Entertainment - 0.69%
CCM Merger Inc, Term Loan B
4.50%, 07/30/2021(g)	5,041	5,023	Retail - 0.61%
Lions Gate Entertainment Corp, Term Loan			Academy Ltd, Term Loan B
B			5.00%, 06/16/2022(g)	13,485	13,427
5.00%, 03/11/2022(g)	10,245	10,245	Michaels Stores Inc, Term Loan B
Peninsula Gaming LLC, Term Loan B			4.00%, 01/20/2028(g)	7,806	7,800
4.25%, 11/30/2017(g)	9,706	9,687	PetSmart Inc, Term Loan B
		$24,955	4.25%, 03/11/2022(g)	958	957
					$22,184
Forest Products & Paper - 0.75%
Caraustar Industries Inc, Term Loan B			Telecommunications - 0.27%
8.00%, 04/26/2019(g)	11,643	11,609	Altice Financing SA, Delay-Draw Term Loan
8.00%, 05/01/2019(g)	11,520	11,463	DD
NewPage Corp, Term Loan B			5.50%, 07/03/2019(g)	4,986	4,985
9.50%, 02/05/2021(g)	8,244	4,243	NTELOS Inc, Term Loan B
		$27,315	5.75%, 11/09/2019(g)	4,771	4,735
					$9,720
Healthcare - Services - 0.79%
			TOTAL SENIOR FLOATING RATE INTERESTS		$237,659
Lantheus Medical Imaging Inc, Term Loan B
7.00%, 06/24/2022(g)	13,027	11,985	U.S. GOVERNMENT & GOVERNMENT	Principal
MPH Acquisition Holdings LLC, Term Loan			AGENCY OBLIGATIONS - 2.06%	Amount (000's) Value (000's)
B			U.S. Treasury Bill - 2.06%
3.75%, 03/19/2021(g)	8,596	8,473	0.22%, 10/13/2016(i),(j)	$75,000	$74,764
Radnet Management Inc, Term Loan B
8.00%, 03/25/2021(g)	8,770	8,419	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
		$28,877	OBLIGATIONS		$74,764
Insurance - 0.19%			Total Investments		$3,578,652
Asurion LLC, Term Loan			Other Assets in Excess of Liabilities, Net - 1.53%		$55,640
8.50%, 02/19/2021(g)	7,505	6,739	TOTAL NET ASSETS - 100.00%		$3,634,292

Internet - 0.02%			(a) Non-Income Producing Security
Zayo Group LLC, Term Loan B			(b)	Fair value of these investments is determined in good faith by the Manager
3.75%, 05/06/2021(g)	803	801	under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
Media- 0.56%			$488 or 0.01% of net assets.
Univision Communications Inc, Term Loan			(c)	Security is Illiquid. At the end of the period, the value of these securities
C3			totaled $0 or 0.00% of net assets.
4.00%, 03/01/2020(g)	3,226	3,203	(d)	Perpetual security. Perpetual securities pay an indefinite stream of
Univision Communications Inc, Term Loan			interest, but they may be called by the issuer at an earlier date.
C4			(e)	Security exempt from registration under Rule 144A of the Securities Act of
4.00%, 03/01/2020(g)	7,924	7,869	1933. These securities may be resold in transactions exempt from
WideOpenWest Finance LLC, Term Loan B			registration, normally to qualified institutional buyers. At the end of the
4.50%, 04/01/2019(g)	9,724	9,549	period, the value of these securities totaled $1,541,593 or 42.42% of net
			assets.
		$20,621
			(f)	Payment in kind; the issuer has the option of paying additional securities
Mining - 0.11%			in lieu of cash.
FMG Resources August 2006 Pty Ltd, Term			(g)	Variable Rate. Rate shown is in effect at October 31, 2015.
Loan B			(h)	Security purchased on a when-issued basis.
3.75%, 06/30/2019(g)	4,599	3,881	(i)	Rate shown is the discount rate of the original purchase.
			(j)	Security or a portion of the security was pledged to cover margin
			requirements for swap and/or swaption contracts. At the end of the period,
			the value of these securities totaled $5,597 or 0.15% of net assets.

See accompanying notes

Schedule of Investments
High Yield Fund
October 31, 2015

Portfolio Summary (unaudited)
Sector			Percent
Communications			17.50%
Consumer, Cyclical			16.01%
Financial			14.41%
Consumer, Non-cyclical			12.15%
Basic Materials			8.55%
Industrial			7.99%
Energy			7.93%
Exchange Traded Funds			6.57%
Technology			2.85%
Government			2.06%
Utilities			1.86%
Diversified			0.59%
Other Assets in Excess of Liabilities, Net			1.53%
TOTAL NET ASSETS			100.00%

	Exchange Cleared Credit Default Swaps

Sell Protection
	Implied
	Credit Spread		(Pay)/			Upfront	Unrealized
	as of October	Receive Fixed		Expiration	Notional	Premiums	Appreciation/
Reference Entity	31, 2015	(c)	Rate	Date	Amount (a)	Paid/(Received)	(Depreciation)	Fair Value (b)
CDX.NA.HY.25	N/A		5.00%	12/20/2020	$50,000	$1,433	$152	$1,585
CDX.NA.HY.25	N/A		5.00%	12/20/2020	25,000	657	135	792
Total						$2,090	$287	$2,377

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $75,000.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Brown Brothers Harriman & Co	12/11/2015	EUR	28,000,000	$31,342	$30,804	$538	$—
Total						$538	$—

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

COMMON STOCKS - 0.12%	Shares Held	Value (000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Electric - 0.06%
Dynegy Inc (a)	15,000	$292		Automobile Manufacturers - 1.07%
Upstate New York Power Producers Inc	6,862	173		FCA US LLC / CG Co-Issuer Inc
(a),(b),(c)				8.25%, 06/15/2021	$5,669	$6,065
		$465		Fiat Chrysler Automobiles NV
				4.50%, 04/15/2020	913	922
Packaging & Containers - 0.00%				5.25%, 04/15/2023	630	627
Constar International (a),(b),(c)	9,689	—
				General Motors Co
				0.00%, 11/15/2015(a),(b),(c)	100	—
				0.00%, 11/15/2015(a),(b),(c)	75	—
Retail - 0.00%
Nebraska Book Holdings Inc (a),(b)	20,064	21		0.00%, 12/01/2020(a),(b),(c)	25	—
Neebo, Inc - Warrants (a),(b),(c)	7,519	—		0.00%, 12/01/2020(a),(b),(c)	50	—
Neebo, Inc - Warrants (a),(b),(c)	3,508	—		0.00%, 07/15/2023(a),(b),(c)	1,000	—
				0.00%, 09/01/2025(a),(b),(c)	700	—
		$21
				0.00%, 05/01/2028(a),(b),(c)	150	—
Telecommunications - 0.06%				0.00%, 07/15/2033(a),(b),(c)	5,050	—
NII Holdings Inc (a)	77,871	547		0.00%, 03/15/2036(a),(b),(c)	725	—
				Jaguar Land Rover Automotive PLC
Transportation - 0.00%				4.13%, 12/15/2018(e)	383	393
Gener8 Maritime Inc - Warrants (a),(b),(c)	1,507	—		4.25%, 11/15/2019(e)	566	576
				5.63%, 02/01/2023(e)	300	309
TOTAL COMMON STOCKS		$1,033		JB Poindexter & Co Inc
				9.00%, 04/01/2022(e)	449	475
INVESTMENT COMPANIES - 3.41%	Shares Held	Value (000	's)
						$9,367
Publicly Traded Investment Fund - 3.41%
BlackRock Liquidity Funds FedFund Portfolio	29,883,100	29,883		Automobile Parts & Equipment - 0.94%
				American Axle & Manufacturing Inc
				6.63%, 10/15/2022	1,000	1,062
TOTAL INVESTMENT COMPANIES		$29,883
				Goodyear Tire & Rubber Co/The
PREFERRED STOCKS - 0.35%	Shares Held	Value (000	's)
				6.50%, 03/01/2021	550	584
Diversified Financial Services - 0.17%				7.00%, 05/15/2022	1,170	1,272
Ally Financial Inc (d),(e)	1,449	1,477		MPG Holdco I Inc
				7.38%, 10/15/2022	289	307
				Pittsburgh Glass Works LLC
Insurance - 0.18%				8.00%, 11/15/2018(e)	644	671
XLIT Ltd (d)	1,935	1,596
				Tenneco Inc
				5.38%, 12/15/2024	660	683
Packaging & Containers - 0.00%				ZF North America Capital Inc
Constar International (a),(b),(c)	977	—		4.00%, 04/29/2020(e)	2,375	2,399
				4.50%, 04/29/2022(e)	520	524
TOTAL PREFERRED STOCKS		$3,073		4.75%, 04/29/2025(e)	759	745
	Principal					$8,247
BONDS- 88.61%	Amount (000's)	Value (000	's)	Banks- 2.73%
Advertising - 0.32%				Bank of America Corp
Acosta Inc				6.10%, 12/29/2049(d),(f)	935	945
7.75%, 10/01/2022(e)	$2,870	$2,777		Barclays Bank PLC
				7.63%, 11/21/2022	385	440
				Barclays PLC
Aerospace & Defense - 0.12%				8.25%, 12/29/2049(d),(f)	435	463
Kratos Defense & Security Solutions Inc				BNP Paribas SA
7.00%, 05/15/2019	166	132		7.37%, 12/29/2049(d),(e),(f)	261	270
Orbital ATK Inc				CIT Group Inc
5.25%, 10/01/2021	216	221		3.88%, 02/19/2019	1,695	1,720
5.50%, 10/01/2023(e)	170	178
				5.00%, 05/15/2017	385	397
TransDigm Inc				5.00%, 08/15/2022	928	978
6.00%, 07/15/2022	519	524		5.25%, 03/15/2018	1,385	1,452
		$1,055		5.38%, 05/15/2020	3,412	3,681
				6.63%, 04/01/2018(e)	3,905	4,208
Airlines - 0.36%
Continental Airlines 2005-ERJ1 Pass Through				Citigroup Inc
				5.87%, 12/29/2049(d),(f)	645	638
Trust
				5.95%, 12/29/2049(d),(f)	1,120	1,118
9.80%, 10/01/2022	377	416
Continental Airlines 2012-3 Class C Pass Thru				Royal Bank of Scotland Group PLC
Certificates				6.00%, 12/19/2023	1,555	1,688
6.13%, 04/29/2018	845	871		6.13%, 12/15/2022	3,256	3,571
				7.50%, 12/29/2049(d),(f)	561	581
Delta Air Lines 2012-1 Class B Pass Through
				8.00%, 12/29/2049(d),(f)	279	291
Trust
6.88%, 05/07/2019(e)	314	338		Societe Generale SA
				8.00%, 09/29/2049(d),(e),(f)	1,440	1,455
Northwest Airlines 2007-1 Class A Pass
Through Trust						$23,896
7.03%, 05/01/2021	1,107	1,242		Beverages - 0.36%
UAL 2007-1 Pass Through Trust				Constellation Brands Inc
6.64%, 01/02/2024	309	327		3.75%, 05/01/2021	229	234
		$3,194		3.88%, 11/15/2019	375	390

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Beverages (continued)				Chemicals (continued)
Constellation Brands Inc	(continued)			Chemours Co/The (continued)
4.25%, 05/01/2023		$685	$701	7.00%, 05/15/2025(e)	$188	$140
4.75%, 11/15/2024		805	844	Eagle Spinco Inc
6.00%, 05/01/2022		295	330	4.63%, 02/15/2021	248	241
Cott Beverages Inc				Hexion Inc
6.75%, 01/01/2020		621	658	6.63%, 04/15/2020	409	347
			$3,157	10.00%, 04/15/2020	341	324
				Huntsman International LLC
Biotechnology - 0.12%				4.88%, 11/15/2020	1,775	1,670
AMAG Pharmaceuticals Inc				5.13%, 11/15/2022(e)	520	484
7.88%, 09/01/2023(e)		320	299
				Momentive Performance - Escrow
Concordia Healthcare Corp				0.00%, 10/15/2020(a),(b),(c)	1,575	—
7.00%, 04/15/2023(e)		905	787
				Momentive Performance Materials Inc
			$1,086	3.88%, 10/24/2021	1,575	1,260
Building Materials - 1.81%				NOVA Chemicals Corp
				5.00%, 05/01/2025(e)	1,778	1,778
Building Materials Corp of America
5.38%, 11/15/2024(e)		670	689	Olin Corp
6.00%, 10/15/2025(e)		90	96	5.50%, 08/15/2022	268	251
CEMEX Espana SA/Luxembourg				Platform Specialty Products Corp
9.88%, 04/30/2019(e)		1,650	1,759	6.50%, 02/01/2022(e)	469	399
Cemex Finance LLC				PolyOne Corp
6.00%, 04/01/2024(e)		757	723	5.25%, 03/15/2023	914	916
9.38%, 10/12/2022(e)		220	239	PQ Corp
Cemex SAB de CV				8.75%, 11/01/2018(e)	2,900	2,925
6.13%, 05/05/2025(e)		203	192	Rain CII Carbon LLC / CII Carbon Corp
6.50%, 12/10/2019(e)		125	127	8.00%, 12/01/2018(e)	830	723
7.25%, 01/15/2021(e)		1,950	1,999	8.25%, 01/15/2021(e)	210	175
Hardwoods Acquisition Inc				Tronox Finance LLC
7.50%, 08/01/2021(e)		778	716	6.38%, 08/15/2020	30	21
Headwaters Inc				7.50%, 03/15/2022(e)	916	648
7.25%, 01/15/2019		885	916	WR Grace & Co-Conn
				5.13%, 10/01/2021(e)	401	417
Masco Corp
				5.63%, 10/01/2024(e)	192	198
4.45%, 04/01/2025		506	507
5.95%, 03/15/2022		690	764			$18,276
Masonite International Corp				Coal- 0.18%
5.63%, 03/15/2023(e)		373	390
				Cloud Peak Energy Resources LLC / Cloud
NCI Building Systems Inc				Peak Energy Finance Corp
8.25%, 01/15/2023(e)		420	445
				6.38%, 03/15/2024	599	284
NWH Escrow Corp				CONSOL Energy Inc
7.50%, 08/01/2021(e)		197	176
				5.88%, 04/15/2022	1,470	930
Summit Materials LLC / Summit Materials				Peabody Energy Corp
Finance Corp				10.00%, 03/15/2022 (e)	1,208	326
6.13%, 07/15/2023		370	368			$1,540
Unifrax I LLC / Unifrax Holding Co
7.50%, 02/15/2019(e)		725	700	Commercial Services - 3.69%
US Concrete Inc				ACE Cash Express Inc
8.50%, 12/01/2018		795	825	11.00%, 02/01/2019 (e)	1,106	365
USG Corp				ADT Corp/The
5.50%, 03/01/2025(e)		395	406	2.25%, 07/15/2017	790	786
9.75%, 01/15/2018(f)		2,175	2,442	4.13%, 06/15/2023	2,912	2,803
Vulcan Materials Co				4.88%, 07/15/2042	900	689
4.50%, 04/01/2025		594	608	Ahern Rentals Inc
7.50%, 06/15/2021		650	770	7.38%, 05/15/2023(e)	625	581
			$15,857	APX Group Inc
				8.75%, 12/01/2020	3,310	2,731
Chemicals - 2.09%				Avis Budget Car Rental LLC / Avis Budget
Ashland Inc				Finance Inc
4.75%, 08/15/2022(f)		867	867
				5.13%, 06/01/2022(e)	448	457
Axalta Coating Systems US Holdings Inc /				5.25%, 03/15/2025(e)	183	182
Axalta Coating Systems Dutch Holding B				CEB Inc
7.38%, 05/01/2021(e)		695	735
				5.63%, 06/15/2023(e)	266	270
Axiall Corp				Cenveo Corp
4.88%, 05/15/2023		532	506	8.50%, 09/15/2022(e)	420	309
Basell Finance Co BV				Garda World Security Corp
8.10%, 03/15/2027(e)		575	737
				7.25%, 11/15/2021(e)	925	844
Blue Cube Spinco Inc				Harland Clarke Holdings Corp
9.75%, 10/15/2023(e)		1,000	1,077
				9.25%, 03/01/2021(e)	445	378
10.00%, 10/15/2025 (e)		883	958
				Hertz Corp/The
Celanese US Holdings LLC				5.88%, 10/15/2020	980	1,014
4.63%, 11/15/2022		295	296	7.38%, 01/15/2021	849	884
Chemours Co/The
6.63%, 05/15/2023(e)		245	183

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)			Diversified Financial Services - 5.64%
Jaguar Holding Co II / Pharmaceutical Product			AerCap Ireland Capital Ltd / AerCap Global
Development LLC			Aviation Trust
6.38%, 08/01/2023(e)	$1,235	$1,237	3.75%, 05/15/2019	$1,810	$1,832
Jurassic Holdings III Inc			4.50%, 05/15/2021	2,520	2,589
6.88%, 02/15/2021(e)	800	576	4.63%, 07/01/2022	379	387
Live Nation Entertainment Inc			Aircastle Ltd
7.00%, 09/01/2020(e)	274	290	6.25%, 12/01/2019	1,532	1,674
Mustang Merger Corp			Alliance Data Systems Corp
8.50%, 08/15/2021(e)	383	402	5.38%, 08/01/2022(e)	305	310
RR Donnelley & Sons Co			Ally Financial Inc
6.00%, 04/01/2024	615	564	2.75%, 01/30/2017	410	412
6.50%, 11/15/2023	970	909	3.60%, 05/21/2018	1,385	1,402
7.00%, 02/15/2022	665	653	4.13%, 03/30/2020	465	480
7.25%, 05/15/2018	383	410	4.63%, 05/19/2022	192	200
7.63%, 06/15/2020	2,755	2,858	4.63%, 03/30/2025	825	831
7.88%, 03/15/2021	1,215	1,268	5.13%, 09/30/2024	665	701
8.25%, 03/15/2019	2,275	2,548	5.50%, 02/15/2017	335	348
Service Corp International/US			6.25%, 12/01/2017	1,665	1,777
5.38%, 05/15/2024	1,845	1,967	8.00%, 03/15/2020	3,505	4,145
8.00%, 11/15/2021	440	524	8.00%, 11/01/2031	706	863
United Rentals North America Inc			8.00%, 11/01/2031	900	1,091
5.50%, 07/15/2025	550	549	CNG Holdings Inc
5.75%, 11/15/2024	1,050	1,066	9.38%, 05/15/2020(e)	920	466
6.13%, 06/15/2023	2,140	2,233	Denali Borrower LLC / Denali Finance Corp
7.38%, 05/15/2020	945	1,003	5.63%, 10/15/2020(e)	812	864
8.25%, 02/01/2021	920	968	E*TRADE Financial Corp
		$32,318	4.63%, 09/15/2023	382	394
			5.38%, 11/15/2022	465	497
Computers - 0.71%			Icahn Enterprises LP / Icahn Enterprises
IHS Inc			Finance Corp
5.00%, 11/01/2022	2,422	2,446	3.50%, 03/15/2017	1,745	1,765
NCR Corp			4.88%, 03/15/2019	520	532
4.63%, 02/15/2021	405	400	5.88%, 02/01/2022	669	689
5.88%, 12/15/2021	250	252	ILFC E-Capital Trust I
Riverbed Technology Inc			4.57%, 12/21/2065(e),(f)	1,483	1,368
8.88%, 03/01/2023(e)	560	521
			ILFC E-Capital Trust II
SunGard Data Systems Inc			6.25%, 12/21/2065(e),(f)	915	860
6.63%, 11/01/2019	490	507	International Lease Finance Corp
7.38%, 11/15/2018	319	327	3.88%, 04/15/2018	620	629
7.63%, 11/15/2020	1,667	1,738	4.63%, 04/15/2021	2,672	2,766
		$6,191	5.88%, 08/15/2022	185	202
Consumer Products - 0.17%			6.25%, 05/15/2019	2,820	3,067
Spectrum Brands Inc			8.63%, 01/15/2022	2,334	2,871
5.75%, 07/15/2025(e)	630	672	8.88%, 09/01/2017	1,795	1,992
6.13%, 12/15/2024(e)	736	793	National Financial Partners Corp
			9.00%, 07/15/2021(e)	480	470
		$1,465
			Nationstar Mortgage LLC / Nationstar Capital
Cosmetics & Personal Care - 0.26%			Corp
Edgewell Personal Care Co			6.50%, 07/01/2021	232	212
4.70%, 05/19/2021	525	541	7.88%, 10/01/2020	327	322
4.70%, 05/24/2022	1,335	1,367	9.63%, 05/01/2019	126	130
Revlon Consumer Products Corp			Navient Corp
5.75%, 02/15/2021(f)	325	329	4.63%, 09/25/2017	205	207
		$2,237	4.88%, 06/17/2019	3,945	3,817
			5.50%, 01/15/2019	1,475	1,466
Distribution & Wholesale - 0.57%
Beacon Roofing Supply Inc			5.88%, 03/25/2021	1,145	1,084
6.38%, 10/01/2023(e)	243	256	6.13%, 03/25/2024	1,044	942
Global Partners LP / GLP Finance Corp			6.25%, 01/25/2016	355	358
			Quicken Loans Inc
6.25%, 07/15/2022	315	290	5.75%, 05/01/2025(e)	756	750
7.00%, 06/15/2023	425	400
H&E Equipment Services Inc			Walter Investment Management Corp
7.00%, 09/01/2022	894	907	7.88%, 12/15/2021	2,075	1,681
HD Supply Inc					$49,443
5.25%, 12/15/2021(e)	1,580	1,659	Electric - 2.54%
7.50%, 07/15/2020	925	985	AES Corp/VA
Univar USA Inc			4.88%, 05/15/2023	1,000	927
6.75%, 07/15/2023(e)	475	470	5.50%, 04/15/2025	525	488
		$4,967	Calpine Corp
			0.00%, 07/15/2013(a),(b),(c)	1,500	—
			5.38%, 01/15/2023	650	621
			5.50%, 02/01/2024	1,000	950
			6.00%, 01/15/2022(e)	1,295	1,361

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Entertainment (continued)
Dynegy Inc			GLP Capital LP / GLP Financing II Inc
5.88%, 06/01/2023	$727	$680	4.38%, 11/01/2018	$590	$611
6.75%, 11/01/2019	575	574	4.88%, 11/01/2020	4,530	4,666
7.38%, 11/01/2022	900	902	5.38%, 11/01/2023	1,515	1,530
GenOn Energy Inc			International Game Technology PLC
9.88%, 10/15/2020	1,000	829	6.50%, 02/15/2025(e)	1,715	1,612
InterGen NV			Isle of Capri Casinos Inc
7.00%, 06/30/2023(e)	643	555	5.88%, 03/15/2021	1,545	1,626
IPALCO Enterprises Inc			8.88%, 06/15/2020	1,209	1,300
5.00%, 05/01/2018	650	686	Mohegan Tribal Gaming Authority
NRG Energy Inc			9.75%, 09/01/2021	3,475	3,579
6.25%, 07/15/2022	1,790	1,647	11.00%, 09/15/2018 (e)	254	254
6.25%, 05/01/2024	1,000	895	Peninsula Gaming LLC / Peninsula Gaming
6.63%, 03/15/2023	1,833	1,705	Corp
7.63%, 01/15/2018	1,390	1,456	8.38%, 02/15/2018(e)	1,850	1,924
7.88%, 05/15/2021	3,110	3,094	Pinnacle Entertainment Inc
8.25%, 09/01/2020	535	548	6.38%, 08/01/2021	980	1,044
Talen Energy Supply LLC			7.50%, 04/15/2021	960	1,012
5.13%, 07/15/2019(e)	2,716	2,485	7.75%, 04/01/2022	955	1,058
6.50%, 06/01/2025(e)	1,312	1,164	Regal Entertainment Group
Terraform Global Operating LLC			5.75%, 03/15/2022	1,885	1,946
9.75%, 08/15/2022(e)	382	342	5.75%, 06/15/2023	525	525
Texas Competitive Electric Holdings Co LLC			Scientific Games International Inc
/ TCEH Finance Inc			6.25%, 09/01/2020	940	653
0.00%, 10/01/2020(a),(e),(f)	1,075	363	6.63%, 05/15/2021	925	643
		$22,272	7.00%, 01/01/2022(e)	840	845
			10.00%, 12/01/2022	5,590	4,947
Electrical Components & Equipment - 0.24%			Shingle Springs Tribal Gaming Authority
Anixter Inc			9.75%, 09/01/2021(e)	595	625
5.50%, 03/01/2023(e)	425	439
			Six Flags Entertainment Corp
Energizer Holdings Inc			5.25%, 01/15/2021(e)	225	233
5.50%, 06/15/2025(e)	809	825
			WMG Acquisition Corp
EnerSys			5.63%, 04/15/2022(e)	500	495
5.00%, 04/30/2023(e)	240	243
			6.75%, 04/15/2022(e)	800	740
International Wire Group Holdings Inc
8.50%, 10/15/2017(e)	593	614			$36,141
		$2,121	Environmental Control - 0.12%
			Casella Waste Systems Inc
Electronics - 0.15%			7.75%, 02/15/2019	1,075	1,091
Allegion PLC
5.88%, 09/15/2023	240	251
Flextronics International Ltd			Food- 2.41%
5.00%, 02/15/2023	1,080	1,103	Albertson's Holdings LLC/Safeway Inc
		$1,354	7.75%, 10/15/2022(e)	1,304	1,405
			Bumble Bee Holdings Inc
Energy - Alternate Sources - 0.01%			9.00%, 12/15/2017(e)	425	437
TerraForm Power Operating LLC			Darling Ingredients Inc
6.13%, 06/15/2025(e)	137	123
			5.38%, 01/15/2022	1,345	1,335
			Dean Foods Co
			6.50%, 03/15/2023(e)	1,500	1,582
Engineering & Construction - 0.63%
AECOM			Ingles Markets Inc
5.75%, 10/15/2022(e)	444	462	5.75%, 06/15/2023	440	449
5.88%, 10/15/2024(e)	2,475	2,555	JBS USA LLC / JBS USA Finance Inc
			5.75%, 06/15/2025(e)	621	601
MasTec Inc
4.88%, 03/15/2023	1,202	1,007	5.88%, 07/15/2024(e)	1,421	1,393
			7.25%, 06/01/2021(e)	1,227	1,284
SBA Communications Corp
			7.25%, 06/01/2021(e)	1,517	1,587
4.88%, 07/15/2022	520	531
Tutor Perini Corp			8.25%, 02/01/2020(e)	1,193	1,250
7.63%, 11/01/2018	985	1,005	Pilgrim's Pride Corp
			5.75%, 03/15/2025(e)	395	404
		$5,560
			Post Holdings Inc
Entertainment - 4.12%			6.00%, 12/15/2022(e)	2,760	2,774
AMC Entertainment Inc			6.75%, 12/01/2021(e)	1,339	1,386
5.75%, 06/15/2025	945	952	7.75%, 03/15/2024(e)	882	939
5.88%, 02/15/2022	685	709	8.00%, 07/15/2025(e)	478	518
Cedar Fair LP / Canada's Wonderland Co /			Smithfield Foods Inc
Magnum Management Corp			5.88%, 08/01/2021(e)	1,426	1,497
5.25%, 03/15/2021	1,325	1,381	6.63%, 08/15/2022	875	936
Chukchansi Economic Development			SUPERVALU Inc
Authority			7.75%, 11/15/2022	1,343	1,321
0.00%, 05/30/2020(a),(e)	1,268	729	TreeHouse Foods Inc
Cinemark USA Inc			4.88%, 03/15/2022	53	51
5.13%, 12/15/2022	500	502			$21,149

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Forest Products & Paper - 0.13%			Healthcare - Services (continued)
Cascades Inc			Fresenius Medical Care US Finance II Inc
5.50%, 07/15/2022(e)	$408	$397	4.13%, 10/15/2020(e)	$538	$550
5.75%, 07/15/2023(e)	300	288	4.75%, 10/15/2024(e)	1,270	1,286
Clearwater Paper Corp			5.63%, 07/31/2019(e)	1,359	1,478
4.50%, 02/01/2023	370	353	5.88%, 01/31/2022(e)	1,214	1,323
5.38%, 02/01/2025(e)	104	103	6.50%, 09/15/2018(e)	1,520	1,668
		$1,141	Fresenius Medical Care US Finance Inc
			5.75%, 02/15/2021(e)	255	277
Gas- 0.14%			HCA Holdings Inc
AmeriGas Partners LP / AmeriGas Finance			6.25%, 02/15/2021	619	676
Corp			HCA Inc
6.25%, 08/20/2019	500	511	4.25%, 10/15/2019	1,890	1,947
NGL Energy Partners LP / NGL Energy			4.75%, 05/01/2023	650	666
Finance Corp			5.00%, 03/15/2024	2,109	2,172
5.13%, 07/15/2019	281	261	5.25%, 04/15/2025	571	591
6.88%, 10/15/2021	516	493	5.38%, 02/01/2025	1,726	1,771
		$1,265	5.88%, 03/15/2022	531	584
Hand & Machine Tools - 0.09%			5.88%, 05/01/2023	478	507
Milacron LLC / Mcron Finance Corp			6.50%, 02/15/2020	2,377	2,660
7.75%, 02/15/2021(e)	790	810	7.50%, 02/15/2022	825	949
			7.69%, 06/15/2025	1,130	1,249
			HealthSouth Corp
Healthcare - Products - 1.72%			5.75%, 11/01/2024	254	254
Alere Inc			IASIS Healthcare LLC / IASIS Capital Corp
6.38%, 07/01/2023(e)	1,391	1,446
			8.38%, 05/15/2019	4,407	4,506
6.50%, 06/15/2020	1,168	1,206	LifePoint Health Inc
ConvaTec Healthcare E SA			5.50%, 12/01/2021	598	607
10.50%, 12/15/2018 (e)	1,383	1,430
			MPH Acquisition Holdings LLC
Crimson Merger Sub Inc			6.63%, 04/01/2022(e)	1,235	1,260
6.63%, 05/15/2022(e)	457	396
			Tenet Healthcare Corp
DJO Finco Inc / DJO Finance LLC / DJO			4.38%, 10/01/2021	530	529
Finance Corp			4.50%, 04/01/2021	750	750
8.13%, 06/15/2021(e)	2,242	2,225
			5.00%, 03/01/2019	401	392
Halyard Health Inc			5.50%, 03/01/2019	270	266
6.25%, 10/15/2022	320	327	6.00%, 10/01/2020	1,151	1,243
Hill-Rom Holdings Inc			6.25%, 11/01/2018	1,417	1,509
5.75%, 09/01/2023(e),(f)	325	332
			6.75%, 06/15/2023	575	571
Hologic Inc			6.88%, 11/15/2031	535	481
5.25%, 07/15/2022(e)	1,095	1,143
			8.00%, 08/01/2020	603	624
Mallinckrodt International Finance SA			8.13%, 04/01/2022	1,787	1,890
4.75%, 04/15/2023	451	392	Universal Health Services Inc
Mallinckrodt International Finance SA /			4.75%, 08/01/2022(e)	259	264
Mallinckrodt CB LLC					$49,245
4.88%, 04/15/2020(e)	995	954
5.50%, 04/15/2025(e)	3,175	2,889	Holding Companies - Diversified - 0.35%
5.63%, 10/15/2023(e)	1,055	995	Argos Merger Sub Inc
5.75%, 08/01/2022(e)	815	775	7.13%, 03/15/2023(e)	2,930	3,084
Sterigenics-Nordion Holdings LLC
6.50%, 05/15/2023(e)	190	191
			Home Builders - 1.79%
Teleflex Inc			Brookfield Residential Properties Inc
5.25%, 06/15/2024	367	375	6.38%, 05/15/2025(e)	188	181
		$15,076	Brookfield Residential Properties Inc /
Healthcare - Services - 5.62%			Brookfield Residential US Corp
Acadia Healthcare Co Inc			6.13%, 07/01/2022(e)	248	244
6.13%, 03/15/2021	253	263	CalAtlantic Group Inc
Amsurg Corp			5.38%, 10/01/2022	735	750
5.63%, 11/30/2020	364	370	5.88%, 11/15/2024	389	408
5.63%, 07/15/2022	690	678	8.38%, 01/15/2021	910	1,079
Centene Corp			DR Horton Inc
4.75%, 05/15/2022	652	649	4.38%, 09/15/2022	682	696
CHS/Community Health Systems Inc			4.75%, 02/15/2023	25	26
5.13%, 08/15/2018	1,411	1,437	5.75%, 08/15/2023	1,610	1,759
5.13%, 08/01/2021	1,363	1,407	Lennar Corp
6.88%, 02/01/2022	2,090	2,105	4.50%, 06/15/2019	85	88
7.13%, 07/15/2020	386	396	4.50%, 11/15/2019	820	849
8.00%, 11/15/2019	1,631	1,696	4.75%, 12/15/2017	1,065	1,102
			4.75%, 11/15/2022(f)	1,695	1,695
DaVita HealthCare Partners Inc
5.00%, 05/01/2025	1,365	1,355	4.75%, 05/30/2025	410	406
5.13%, 07/15/2024	1,285	1,304	4.88%, 12/15/2023(g)	100	100
5.75%, 08/15/2022	1,159	1,217	M/I Homes Inc
Envision Healthcare Corp			8.63%, 11/15/2018	460	470
5.13%, 07/01/2022(e)	894	868

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Builders (continued)			Iron & Steel (continued)
Mattamy Group Corp			Signode Industrial Group Lux SA/Signode
6.50%, 11/15/2020(e)	$794	$782	Industrial Group US Inc
Meritage Homes Corp			6.38%, 05/01/2022(e)	$600	$563
6.00%, 06/01/2025	215	220	Steel Dynamics Inc
7.00%, 04/01/2022	355	388	5.13%, 10/01/2021	400	397
7.15%, 04/15/2020	315	343	5.25%, 04/15/2023	200	195
PulteGroup Inc			5.50%, 10/01/2024	320	316
6.00%, 02/15/2035	290	288	6.38%, 08/15/2022	320	329
Taylor Morrison Communities Inc / Monarch					$9,468
Communities Inc
5.25%, 04/15/2021(e)	1,875	1,889	Leisure Products & Services - 0.16%
5.63%, 03/01/2024(e)	366	361	NCL Corp Ltd
			5.25%, 11/15/2019(e)	920	955
5.88%, 04/15/2023(e)	467	473
Toll Brothers Finance Corp			Sabre GLBL Inc
			5.38%, 04/15/2023(e)	289	293
4.00%, 12/31/2018	230	239
4.38%, 04/15/2023	90	89	Viking Cruises Ltd
			6.25%, 05/15/2025(e)	120	118
4.88%, 11/15/2025	269	269
WCI Communities Inc					$1,366
6.88%, 08/15/2021	487	511	Lodging - 1.16%
		$15,705	Boyd Gaming Corp
Home Furnishings - 0.05%			6.88%, 05/15/2023	216	229
Tempur Sealy International Inc			FelCor Lodging LP
5.63%, 10/15/2023(e)	405	424	6.00%, 06/01/2025	225	233
			Hilton Worldwide Finance LLC / Hilton
			Worldwide Finance Corp
Housewares - 0.03%			5.63%, 10/15/2021	510	534
Scotts Miracle-Gro Co/The			MGM Resorts International
6.00%, 10/15/2023(e)	267	281	6.00%, 03/15/2023	660	670
			7.75%, 03/15/2022	2,100	2,331
Insurance - 0.34%			8.63%, 02/01/2019	1,610	1,819
CNO Financial Group Inc			Seminole Hard Rock Entertainment Inc /
4.50%, 05/30/2020	183	190	Seminole Hard Rock International LLC
			5.88%, 05/15/2021(e)	755	753
5.25%, 05/30/2025	481	511
Fidelity & Guaranty Life Holdings Inc			Station Casinos LLC
6.38%, 04/01/2021(e)	425	447	7.50%, 03/01/2021	2,165	2,311
Hartford Financial Services Group Inc/The			Wynn Las Vegas LLC / Wynn Las Vegas
8.13%, 06/15/2068(f)	395	439	Capital Corp
			4.25%, 05/30/2023(e)	210	187
Liberty Mutual Group Inc			5.50%, 03/01/2025(e)	1,185	1,112
7.80%, 03/07/2087(e)	626	734
USI Inc/NY					$10,179
7.75%, 01/15/2021(e)	636	636
			Machinery - Construction & Mining - 0.41%
		$2,957	BlueLine Rental Finance Corp
			7.00%, 02/01/2019(e)	1,256	1,267
Internet - 0.45%
Blue Coat Holdings Inc			Oshkosh Corp
8.38%, 06/01/2023(e)	273	283	5.38%, 03/01/2025	323	324
IAC/InterActiveCorp			Terex Corp
4.88%, 11/30/2018	1,630	1,675	6.00%, 05/15/2021	1,220	1,208
Netflix Inc			6.50%, 04/01/2020	775	781
5.50%, 02/15/2022(e)	425	448			$3,580
5.88%, 02/15/2025(e)	425	450
			Machinery - Diversified - 0.68%
VeriSign Inc			ATS Automation Tooling Systems Inc
5.25%, 04/01/2025	149	152	6.50%, 06/15/2023(e)	453	464
Zayo Group LLC / Zayo Capital Inc			Briggs & Stratton Corp
6.00%, 04/01/2023(e)	580	591	6.88%, 12/15/2020	475	519
10.13%, 07/01/2020	349	380	Case New Holland Industrial Inc
		$3,979	7.88%, 12/01/2017	2,605	2,817
Iron & Steel - 1.08%			Gardner Denver Inc
			6.88%, 08/15/2021(e)	345	299
AK Steel Corp
8.75%, 12/01/2018	470	452	Manitowoc Co Inc/The
Allegheny Technologies Inc			8.50%, 11/01/2020	1,025	1,067
7.37%, 08/15/2023(f)	490	416	Zebra Technologies Corp
ArcelorMittal			7.25%, 10/15/2022	693	756
6.13%, 06/01/2025	215	185			$5,922
6.25%, 03/01/2021(f)	200	189
			Media- 8.44%
7.00%, 02/25/2022(f)	2,290	2,170	Altice Financing SA
7.75%, 10/15/2039(f)	3,355	2,860	6.63%, 02/15/2023(e)	865	867
10.60%, 06/01/2019 (f)	545	602
			Altice Finco SA
Commercial Metals Co			8.13%, 01/15/2024(e)	200	199
6.50%, 07/15/2017	455	472	9.88%, 12/15/2020(e)	200	215
7.35%, 08/15/2018	300	322

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)			Media (continued)
Altice Luxembourg SA			Sinclair Television Group Inc	(continued)
7.63%, 02/15/2025(e)	$1,069	$983	6.13%, 10/01/2022		$1,030	$1,058
7.75%, 05/15/2022(e)	3,479	3,349	Sirius XM Radio Inc
AMC Networks Inc			4.25%, 05/15/2020(e)		190	192
7.75%, 07/15/2021	812	871	4.63%, 05/15/2023(e)		245	242
Cablevision Systems Corp			5.88%, 10/01/2020(e)		1,585	1,685
8.00%, 04/15/2020	1,569	1,530	TEGNA Inc
8.63%, 09/15/2017	80	85	4.88%, 09/15/2021(e)		145	144
CCO Holdings LLC / CCO Holdings Capital			5.13%, 10/15/2019		1,850	1,929
Corp			5.13%, 07/15/2020		1,055	1,100
5.13%, 05/01/2023(e)	260	261	5.50%, 09/15/2024(e)		495	502
5.25%, 09/30/2022	845	856	6.38%, 10/15/2023		565	610
5.38%, 05/01/2025(e)	710	703	7.13%, 09/01/2018		1,140	1,164
6.63%, 01/31/2022	766	812	Time Warner Cable Inc
CCO Safari II LLC			7.30%, 07/01/2038		485	525
4.46%, 07/23/2022(e)	654	663	Tribune Media Co
Cequel Communications Holdings I LLC /			5.88%, 07/15/2022(e)		2,545	2,615
Cequel Capital Corp			Unitymedia Hessen GmbH & Co KG /
5.13%, 12/15/2021(e)	1,455	1,398	Unitymedia NRW GmbH
5.13%, 12/15/2021(e)	319	306	5.00%, 01/15/2025(e)		300	299
6.38%, 09/15/2020(e)	1,502	1,504	5.50%, 01/15/2023(e)		300	308
Clear Channel Worldwide Holdings Inc			Univision Communications Inc
6.50%, 11/15/2022	1,847	1,902	5.13%, 05/15/2023(e)		2,230	2,208
6.50%, 11/15/2022	2,273	2,369	5.13%, 02/15/2025(e)		300	295
7.63%, 03/15/2020	3,101	3,217	6.75%, 09/15/2022(e)		517	546
7.63%, 03/15/2020	150	152	Videotron Ltd
CSC Holdings LLC			5.00%, 07/15/2022		99	103
6.75%, 11/15/2021	461	447	5.38%, 06/15/2024(e)		309	317
7.63%, 07/15/2018	765	812	WideOpenWest Finance LLC /
Cumulus Media Holdings Inc			WideOpenWest Capital Corp
7.75%, 05/01/2019	2,440	1,623	10.25%, 07/15/2019		685	684
DISH DBS Corp						$73,990
5.00%, 03/15/2023	545	504
5.13%, 05/01/2020	2,080	2,072	Metal Fabrication & Hardware - 0.05%
5.88%, 07/15/2022	233	228	Wise Metals Group LLC / Wise Alloys
5.88%, 11/15/2024	2,245	2,147	Finance Corp
			8.75%, 12/15/2018(e)		500	473
6.75%, 06/01/2021	4,175	4,311
7.88%, 09/01/2019	225	247
Gray Television Inc			Mining - 1.10%
7.50%, 10/01/2020	883	922	Alcoa Inc
iHeartCommunications Inc			5.13%, 10/01/2024		1,440	1,427
6.88%, 06/15/2018	503	433	5.40%, 04/15/2021		243	251
7.25%, 10/15/2027	730	482	5.87%, 02/23/2022		408	426
9.00%, 12/15/2019	1,072	907	5.90%, 02/01/2027		619	628
9.00%, 03/01/2021	82	67	5.95%, 02/01/2037		45	42
11.25%, 03/01/2021	3,209	2,744	6.75%, 01/15/2028		661	710
10.00%, 01/15/2018	440	233	Aleris International Inc
Liberty Interactive LLC			7.63%, 02/15/2018		298	279
8.50%, 07/15/2029	695	728	7.88%, 11/01/2020		205	193
LIN Television Corp			Coeur Mining Inc
5.88%, 11/15/2022(e)	1,020	1,028	7.88%, 02/01/2021		1,413	865
Neptune Finco Corp			First Quantum Minerals Ltd
10.88%, 10/15/2025 (e)	1,565	1,671	6.75%, 02/15/2020(e)		439	334
Nexstar Broadcasting Inc			7.00%, 02/15/2021(e)		439	325
6.13%, 02/15/2022(e)	445	445	FMG Resources August 2006 Pty Ltd
Nielsen Finance LLC / Nielsen Finance Co			9.75%, 03/01/2022(e)		510	507
5.00%, 04/15/2022(e)	3,382	3,437	Hecla Mining Co
Numericable-SFR SAS			6.88%, 05/01/2021		963	819
4.88%, 05/15/2019(e)	1,825	1,834	Lundin Mining Corp
6.00%, 05/15/2022(e)	5,057	5,070	7.50%, 11/01/2020(e)		590	596
6.25%, 05/15/2024(e)	1,392	1,392	7.88%, 11/01/2022(e)		350	351
Quebecor Media Inc			New Gold Inc
5.75%, 01/15/2023	180	185	6.25%, 11/15/2022(e)		495	424
Quebecor World PLC			7.00%, 04/15/2020(e)		435	406
0.00%, 01/15/2025(a),(b),(c)	480	1	Taseko Mines Ltd
0.00%, 11/15/2025(a),(b),(c)	1,075	1	7.75%, 04/15/2019		305	159
0.00%, 08/01/2027(a),(b),(c)	830	1	Teck Resources Ltd
RCN Telecom Services LLC / RCN Capital			6.00%, 08/15/2040		1,575	874
Corp						$9,616
8.50%, 08/15/2020(e)	313	329
Sinclair Television Group Inc			Miscellaneous Manufacturers - 0.14%
5.63%, 08/01/2024(e)	940	921	Bombardier Inc
			4.75%, 04/15/2019(e)		428	370

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Miscellaneous Manufacturers (continued)			Oil & Gas (continued)
Bombardier Inc (continued)			Newfield Exploration Co	(continued)
5.50%, 09/15/2018(e)	$322	$302	5.75%, 01/30/2022		$1,345	$1,365
7.50%, 03/15/2018(e)	559	554	Noble Energy Inc
		$1,226	5.63%, 05/01/2021		250	253
			5.88%, 06/01/2022		649	654
Office & Business Equipment - 0.05%			5.88%, 06/01/2024		784	787
CDW LLC / CDW Finance Corp			Oasis Petroleum Inc
5.00%, 09/01/2023	136	141	6.50%, 11/01/2021		20	17
5.50%, 12/01/2024	240	252	6.88%, 03/15/2022		2,036	1,735
		$393	Parker Drilling Co
Oil & Gas - 5.44%			7.50%, 08/01/2020		460	382
Antero Resources Corp			Penn Virginia Corp
5.13%, 12/01/2022	514	461	8.50%, 05/01/2020		373	108
5.38%, 11/01/2021	330	304	Precision Drilling Corp
5.63%, 06/01/2023(e)	980	902	5.25%, 11/15/2024		633	524
6.00%, 12/01/2020	578	555	6.50%, 12/15/2021		235	204
Blue Racer Midstream LLC / Blue Racer			QEP Resources Inc
Finance Corp			5.25%, 05/01/2023		549	487
6.13%, 11/15/2022(e)	1,097	1,026	5.38%, 10/01/2022		550	495
California Resources Corp			6.88%, 03/01/2021		1,075	1,043
5.00%, 01/15/2020	472	343	Range Resources Corp
			4.88%, 05/15/2025(e)		680	609
5.50%, 09/15/2021	859	591
6.00%, 11/15/2024	797	542	5.00%, 03/15/2023		1,055	936
Chesapeake Energy Corp			Rice Energy Inc
			7.25%, 05/01/2023(e)		405	375
4.88%, 04/15/2022	4,473	2,773
5.75%, 03/15/2023	235	148	Sabine Oil & Gas Corp
6.13%, 02/15/2021	402	263	0.00%, 02/15/2017(a)		195	18
7.25%, 12/15/2018	325	262	SandRidge Energy Inc
Cimarex Energy Co			7.50%, 02/15/2023		2,030	472
4.38%, 06/01/2024	492	489	8.13%, 10/15/2022		815	192
			8.75%, 06/01/2020(e)		905	553
5.88%, 05/01/2022	142	150
Citgo Holding Inc			SM Energy Co
10.75%, 02/15/2020 (e)	455	457	5.00%, 01/15/2024		880	790
CITGO Petroleum Corp			5.63%, 06/01/2025		409	372
6.25%, 08/15/2022(e)	537	526	6.50%, 11/15/2021		585	576
Comstock Resources Inc			6.50%, 01/01/2023		615	606
9.50%, 06/15/2020	359	79	Stone Energy Corp
10.00%, 03/15/2020 (e)	566	369	7.50%, 11/15/2022		562	362
Concho Resources Inc			Summit Midstream Holdings LLC / Summit
5.50%, 04/01/2023	1,492	1,499	Midstream Finance Corp
6.50%, 01/15/2022	545	565	5.50%, 08/15/2022		815	709
Denbury Resources Inc			Sunoco LP / Sunoco Finance Corp
			5.50%, 08/01/2020(e)		462	474
4.63%, 07/15/2023	1,920	1,282
EP Energy LLC / Everest Acquisition Finance			6.38%, 04/01/2023(e)		825	831
Inc			Talos Production LLC / Talos Production
6.38%, 06/15/2023	681	512	Finance Inc
7.75%, 09/01/2022	627	483	9.75%, 02/15/2018(e)		689	332
9.38%, 05/01/2020	936	814	Tesoro Corp
Halcon Resources Corp			5.13%, 04/01/2024		328	331
13.00%, 02/15/2022 (e)	641	373	Transocean Inc
			3.00%, 10/15/2017(f)		265	243
Hilcorp Energy I LP / Hilcorp Finance Co
5.00%, 12/01/2024(e)	561	508	6.38%, 12/15/2021		777	615
5.75%, 10/01/2025(e)	750	694	6.50%, 11/15/2020		163	131
7.63%, 04/15/2021(e)	906	922	Ultra Petroleum Corp
			5.75%, 12/15/2018(e)		850	570
Jones Energy Holdings LLC / Jones Energy
Finance Corp			6.13%, 10/01/2024(e)		646	362
6.75%, 04/01/2022	379	304	Unit Corp
Jupiter Resources Inc			6.63%, 05/15/2021		1,510	1,208
8.50%, 10/01/2022(e)	535	278	W&T Offshore Inc
Linn Energy LLC / Linn Energy Finance			8.50%, 06/15/2019		424	191
Corp			Whiting Petroleum Corp
6.50%, 09/15/2021	522	115	5.00%, 03/15/2019		1,655	1,572
7.75%, 02/01/2021	2,601	598	6.25%, 04/01/2023		655	609
8.63%, 04/15/2020	1,330	346	WPX Energy Inc
MEG Energy Corp			5.25%, 09/15/2024		1,679	1,394
6.50%, 03/15/2021(e)	165	145	6.00%, 01/15/2022		2,769	2,437
7.00%, 03/31/2024(e)	519	449				$47,670
Memorial Resource Development Corp			Oil & Gas Services - 0.32%
5.88%, 07/01/2022	555	523	Basic Energy Services Inc
Newfield Exploration Co			7.75%, 10/15/2022		462	171
5.38%, 01/01/2026	300	285	Exterran Partners LP / EXLP Finance Corp
5.63%, 07/01/2024	819	811	6.00%, 10/01/2022		370	313

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas Services (continued)			Pharmaceuticals (continued)
PHI Inc			Valeant Pharmaceuticals International
5.25%, 03/15/2019	$419	$371	Inc (continued)
Pioneer Energy Services Corp			6.13%, 04/15/2025(e)	$4,290	$3,609
6.13%, 03/15/2022	658	378	6.75%, 08/15/2018(e)	1,574	1,518
Sea Trucks Group Ltd			7.50%, 07/15/2021(e)	473	432
9.00%, 03/26/2018(e)	700	454			$21,436
Trinidad Drilling Ltd
7.88%, 01/15/2019(e)	435	417	Pipelines - 4.02%
Western Refining Logistics LP / WNRL			Crestwood Midstream Partners LP /
Finance Corp			Crestwood Midstream Finance Corp
7.50%, 02/15/2023	661	674	6.13%, 03/01/2022	1,000	860
			6.25%, 04/01/2023(e)	1,580	1,343
		$2,778
			DCP Midstream LLC
Packaging & Containers - 1.62%			4.75%, 09/30/2021(e)	375	332
Ardagh Packaging Finance PLC			5.35%, 03/15/2020(e)	300	279
9.13%, 10/15/2020(e)	241	253	8.13%, 08/16/2030	330	328
Ardagh Packaging Finance PLC / Ardagh			DCP Midstream Operating LP
Holdings USA Inc			2.50%, 12/01/2017	555	517
7.00%, 11/15/2020(e)	137	137	5.60%, 04/01/2044	705	547
9.13%, 10/15/2020(e)	397	416	Energy Transfer Equity LP
Ball Corp			5.88%, 01/15/2024	2,110	2,044
5.00%, 03/15/2022	575	594	7.50%, 10/15/2020	990	1,064
5.25%, 07/01/2025	388	394	Genesis Energy LP / Genesis Energy Finance
Berry Plastics Corp			Corp
5.13%, 07/15/2023	1,050	1,040	5.63%, 06/15/2024	625	552
Beverage Packaging Holdings Luxembourg II			5.75%, 02/15/2021	725	678
SA / Beverage Packaging Holdings II			6.75%, 08/01/2022	220	215
5.63%, 12/15/2016(e)	400	400	Hiland Partners LP / Hiland Partners Finance
6.00%, 06/15/2017(e)	830	834	Corp
Constar International			5.50%, 05/15/2022(e)	294	286
0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(f),(h)	586	97	MarkWest Energy Partners LP / MarkWest
Graphic Packaging International Inc			Energy Finance Corp
4.75%, 04/15/2021	352	361	4.50%, 07/15/2023	1,834	1,719
Novelis Inc			4.88%, 12/01/2024	2,920	2,755
8.75%, 12/15/2020	1,050	1,053	4.88%, 06/01/2025	1,053	985
Owens-Brockway Glass Container Inc			PBF Logistics LP / PBF Logistics Finance
5.00%, 01/15/2022(e)	840	856	Corp
5.88%, 08/15/2023(e)	148	157	6.88%, 05/15/2023(e)	272	253
6.38%, 08/15/2025(e)	83	88	Regency Energy Partners LP / Regency
Reynolds Group Issuer Inc / Reynolds Group			Energy Finance Corp
Issuer LLC / Reynolds Group Issuer			4.50%, 11/01/2023	250	229
(Luxembourg) S.A.			5.50%, 04/15/2023	1,420	1,377
5.75%, 10/15/2020	1,445	1,503	Rockies Express Pipeline LLC
6.88%, 02/15/2021(f)	1,045	1,092	5.63%, 04/15/2020(e)	900	904
8.25%, 02/15/2021	1,530	1,589	6.00%, 01/15/2019(e)	360	365
9.88%, 08/15/2019	1,171	1,232	6.85%, 07/15/2018(e)	310	321
Sealed Air Corp			6.88%, 04/15/2040(e)	830	788
5.50%, 09/15/2025(e)	1,485	1,567	7.50%, 07/15/2038(e)	645	626
6.50%, 12/01/2020(e)	500	559	Rose Rock Midstream LP / Rose Rock
		$14,222	Finance Corp
			5.63%, 07/15/2022	422	359
Pharmaceuticals - 2.45%			5.63%, 11/15/2023(e)	1,041	885
Endo Finance LLC / Endo Finco Inc			Sabine Pass Liquefaction LLC
5.38%, 01/15/2023(e)	2,500	2,452
			5.63%, 02/01/2021(f)	210	208
7.00%, 12/15/2020(e)	207	214
			5.63%, 04/15/2023	1,060	1,032
Endo Ltd / Endo Finance LLC / Endo Finco			5.63%, 03/01/2025(e)	4,597	4,407
Inc			5.75%, 05/15/2024	2,525	2,436
6.00%, 07/15/2023(e)	1,895	1,895
6.00%, 02/01/2025(e)	425	422	SemGroup Corp
			7.50%, 06/15/2021	484	460
Grifols Worldwide Operations Ltd			Targa Resources Partners LP / Targa
5.25%, 04/01/2022	200	207	Resources Partners Finance Corp
Quintiles Transnational Corp			4.13%, 11/15/2019	935	870
4.88%, 05/15/2023(e)	200	206
			4.25%, 11/15/2023	380	333
Valeant Pharmaceuticals International			5.00%, 01/15/2018(e)	300	296
6.38%, 10/15/2020(e)	3,300	2,953
6.75%, 08/15/2021(e)	338	301	5.25%, 05/01/2023	850	791
7.00%, 10/01/2020(e)	495	458	6.38%, 08/01/2022	600	582
7.25%, 07/15/2022(e)	330	294	Tesoro Logistics LP / Tesoro Logistics
			Finance Corp
Valeant Pharmaceuticals International Inc			6.13%, 10/15/2021	775	806
5.38%, 03/15/2020(e)	1,070	931
			6.25%, 10/15/2022(e)	1,478	1,537
5.50%, 03/01/2023(e)	2,035	1,710
5.63%, 12/01/2021(e)	359	311	Williams Partners LP / ACMP Finance Corp
5.88%, 05/15/2023(e)	4,185	3,523	6.13%, 07/15/2022	885	906
					$35,275

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Real Estate - 0.12%			Retail (continued)
Kennedy-Wilson Inc			New Albertsons Inc (continued)
5.88%, 04/01/2024	$229	$227	8.00%, 05/01/2031	$417	$411
Realogy Group LLC			8.70%, 05/01/2030	95	97
7.63%, 01/15/2020(e)	765	804	Party City Holdings Inc
		$1,031	6.13%, 08/15/2023(e)	270	278
			QVC Inc
REITS- 1.58%			5.13%, 07/02/2022	665	675
Communications Sales & Leasing Inc / CSL			5.45%, 08/15/2034	555	495
Capital LLC			Radio Systems Corp
6.00%, 04/15/2023(e)	117	114
			8.38%, 11/01/2019(e)	589	625
8.25%, 10/15/2023	1,340	1,239	Real Mex Restaurants Inc
Crown Castle International Corp			7.00%, PIK 3.62%, 03/21/2016(b),(c),(h)	163	135
4.88%, 04/15/2022	1,719	1,820	Rite Aid Corp
5.25%, 01/15/2023	606	652	6.13%, 04/01/2023(e)	2,572	2,772
Equinix Inc			6.75%, 06/15/2021	1,495	1,605
5.38%, 01/01/2022	404	422	9.25%, 03/15/2020	1,130	1,213
5.38%, 04/01/2023	200	208	Serta Simmons Bedding LLC
5.75%, 01/01/2025	282	294	8.13%, 10/01/2020(e)	800	848
ESH Hospitality Inc			Suburban Propane Partners LP/Suburban
5.25%, 05/01/2025(e)	335	336
			Energy Finance Corp
Iron Mountain Inc			5.75%, 03/01/2025	200	192
5.75%, 08/15/2024	3,415	3,432	7.38%, 08/01/2021	797	837
6.00%, 10/01/2020(e)	608	644
			Tops Holding LLC / Tops Markets II Corp
MPT Operating Partnership LP / MPT Finance			8.00%, 06/15/2022(e)	480	497
Corp			Yum! Brands Inc
5.50%, 05/01/2024	1,980	2,020	3.75%, 11/01/2021	200	189
Omega Healthcare Investors Inc					$26,555
5.88%, 03/15/2024	1,310	1,367
RHP Hotel Properties LP / RHP Finance			Semiconductors - 0.88%
Corp			Advanced Micro Devices Inc
5.00%, 04/15/2023	270	279	6.75%, 03/01/2019	503	387
Sabra Health Care LP / Sabra Capital Corp			7.00%, 07/01/2024	899	629
5.50%, 02/01/2021	1,005	1,050	7.50%, 08/15/2022	75	55
		$13,877	Amkor Technology Inc
			6.38%, 10/01/2022	1,350	1,311
Retail - 3.03%			Freescale Semiconductor Inc
1011778 BC ULC / New Red Finance Inc			6.00%, 01/15/2022(e)	920	980
4.63%, 01/15/2022(e)	180	183
6.00%, 04/01/2022(e)	705	738	Micron Technology Inc
			5.25%, 08/01/2023(e)	207	202
AmeriGas Finance LLC / AmeriGas Finance			5.25%, 01/15/2024(e)	320	307
Corp			5.50%, 02/01/2025	387	369
6.75%, 05/20/2020	430	446	5.63%, 01/15/2026(e)	280	263
7.00%, 05/20/2022	1,573	1,659	NXP BV / NXP Funding LLC
Caleres Inc			4.13%, 06/15/2020(e)	392	400
6.25%, 08/15/2023(e)	310	313
			4.63%, 06/15/2022(e)	1,032	1,053
Claire's Stores Inc			5.75%, 02/15/2021(e)	297	310
6.13%, 03/15/2020(e)	728	539
			5.75%, 03/15/2023(e)	232	244
8.88%, 03/15/2019	2,463	985	Sensata Technologies BV
9.00%, 03/15/2019(e)	1,527	1,248
			5.00%, 10/01/2025(e)	496	484
CVS Health Corp			5.63%, 11/01/2024(e)	696	708
4.75%, 12/01/2022(e)	250	272
					$7,702
Dollar Tree Inc
5.75%, 03/01/2023(e)	1,440	1,517	Software - 3.29%
Ferrellgas LP / Ferrellgas Finance Corp			Activision Blizzard Inc
6.75%, 01/15/2022	2,155	1,999	5.63%, 09/15/2021(e)	2,139	2,263
6.75%, 06/15/2023(e)	566	522	Audatex North America Inc
Guitar Center Inc			6.00%, 06/15/2021(e)	617	621
6.50%, 04/15/2019(e)	611	572	6.13%, 11/01/2023(e)	212	213
JC Penney Corp Inc			Emdeon Inc
8.13%, 10/01/2019	241	240	6.00%, 02/15/2021(e)	445	437
Jo-Ann Stores LLC			First Data Corp
8.13%, 03/15/2019(e)	225	205	5.38%, 08/15/2023(e)	440	448
L Brands Inc			6.75%, 11/01/2020(e)	394	415
5.63%, 10/15/2023	1,885	2,059	7.00%, 12/01/2023(e),(g)	3,110	3,164
Landry's Inc			8.25%, 01/15/2021(e)	1,073	1,125
9.38%, 05/01/2020(e)	450	483	11.75%, 08/15/2021	1,412	1,610
Nebraska Book Holdings Inc			12.63%, 01/15/2021	6,405	7,342
15.00%, 06/30/2016 (e)	328	325	10.63%, 06/15/2021	1,069	1,193
Neiman Marcus Group LTD LLC			11.25%, 01/15/2021	767	849
8.00%, 10/15/2021(e)	800	831	IMS Health Inc
New Albertsons Inc			6.00%, 11/01/2020(e)	401	415
6.63%, 06/01/2028	325	289
7.75%, 06/15/2026	265	261

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Software (continued)			Telecommunications (continued)
Infor Software Parent LLC / Infor Software			Nokia OYJ
Parent Inc			6.63%, 05/15/2039	$216	$226
7.13%, PIK 7.88%, 05/01/2021(e),(h)	$1,444	$1,250	Plantronics Inc
Infor US Inc			5.50%, 05/31/2023(e)	295	300
5.75%, 08/15/2020(e)	116	118	Qwest Capital Funding Inc
6.50%, 05/15/2022(e)	2,162	2,049	6.88%, 07/15/2028	159	138
Italics Merger Sub Inc			7.75%, 02/15/2031	780	732
7.13%, 07/15/2023(e)	464	460	Qwest Corp
MSCI Inc			6.88%, 09/15/2033	745	739
5.25%, 11/15/2024(e)	1,438	1,513	7.25%, 09/15/2025	310	333
5.75%, 08/15/2025(e)	1,275	1,345	SBA Telecommunications Inc
Nuance Communications Inc			5.75%, 07/15/2020	580	605
5.38%, 08/15/2020(e)	1,195	1,219	SoftBank Group Corp
Open Text Corp			4.50%, 04/15/2020(e)	988	979
5.63%, 01/15/2023(e)	435	439	Sprint Capital Corp
SS&C Technologies Holdings Inc			6.88%, 11/15/2028	2,795	2,320
5.88%, 07/15/2023(e)	300	315	6.90%, 05/01/2019	209	201
		$28,803	8.75%, 03/15/2032	3,560	3,204
			Sprint Communications Inc
Telecommunications - 10.03%			6.00%, 11/15/2022(b)	1,153	985
Alcatel-Lucent USA Inc			7.00%, 03/01/2020(e)	1,334	1,401
6.45%, 03/15/2029	269	284	7.00%, 08/15/2020	1,570	1,456
Avaya Inc			9.00%, 11/15/2018(e)	1,271	1,397
7.00%, 04/01/2019(e)	1,344	1,092
10.50%, 03/01/2021 (e)	924	358	9.13%, 03/01/2017	185	192
			11.50%, 11/15/2021	374	393
CenturyLink Inc			Sprint Corp
5.63%, 04/01/2025	621	557	7.13%, 06/15/2024	3,083	2,707
6.45%, 06/15/2021	1,835	1,849	7.25%, 09/15/2021	1,544	1,419
6.75%, 12/01/2023	895	888	7.63%, 02/15/2025	347	308
7.60%, 09/15/2039	295	252	7.88%, 09/15/2023	3,643	3,369
Cincinnati Bell Inc			Syniverse Holdings Inc
8.38%, 10/15/2020	986	1,028	9.13%, 01/15/2019	1,600	1,340
CommScope Inc			Telecom Italia Capital SA
5.00%, 06/15/2021(e)	160	161
5.50%, 06/15/2024(e)	840	832	6.00%, 09/30/2034	1,165	1,095
			Telecom Italia SpA
CommScope Technologies Finance LLC			5.30%, 05/30/2024(e)	455	457
6.00%, 06/15/2025(e)	1,165	1,182
			T-Mobile USA Inc
Consolidated Communications Inc			6.00%, 03/01/2023	2,227	2,221
6.50%, 10/01/2022	569	503	6.13%, 01/15/2022	1,525	1,552
Embarq Corp			6.25%, 04/01/2021	675	697
8.00%, 06/01/2036	3,930	4,134	6.38%, 03/01/2025	1,132	1,135
Frontier Communications Corp			6.50%, 01/15/2024	622	631
8.50%, 04/15/2020	1,085	1,118	6.54%, 04/28/2020	1,160	1,189
8.75%, 04/15/2022	404	389	6.63%, 11/15/2020	275	283
8.88%, 09/15/2020(e)	421	437
			6.63%, 04/28/2021	1,501	1,554
9.00%, 08/15/2031	2,233	2,020	6.63%, 04/01/2023	521	532
9.25%, 07/01/2021	513	521	6.73%, 04/28/2022	1,703	1,758
11.00%, 09/15/2025 (e)	2,057	2,156
10.50%, 09/15/2022 (e)	598	620	6.84%, 04/28/2023	936	967
			Virgin Media Finance PLC
Goodman Networks Inc			5.75%, 01/15/2025(e)	226	222
12.13%, 07/01/2018	950	332	6.00%, 10/15/2024(e)	1,500	1,512
Hughes Satellite Systems Corp			Virgin Media Secured Finance PLC
6.50%, 06/15/2019	943	1,038	5.25%, 01/15/2026(e)	360	360
Inmarsat Finance PLC			5.38%, 04/15/2021(e)	1,125	1,182
4.88%, 05/15/2022(e)	1,340	1,330
			West Corp
Intelsat Jackson Holdings SA			5.38%, 07/15/2022(e)	515	491
5.50%, 08/01/2023	1,290	1,064	Wind Acquisition Finance SA
6.63%, 12/15/2022	1,824	1,441	4.75%, 07/15/2020(e)	2,905	2,956
7.25%, 04/01/2019	521	488	7.38%, 04/23/2021(e)	1,754	1,767
7.25%, 10/15/2020	1,480	1,350	Windstream Services LLC
7.50%, 04/01/2021	394	356	6.38%, 08/01/2023	340	269
Intelsat Luxembourg SA			7.50%, 06/01/2022	2,473	2,056
7.75%, 06/01/2021	2,927	1,726	7.50%, 04/01/2023	965	806
8.13%, 06/01/2023	1,085	643	7.75%, 10/01/2021	1,020	877
Level 3 Communications Inc					$87,895
5.75%, 12/01/2022	636	652
Level 3 Financing Inc			Transportation - 0.49%
5.13%, 05/01/2023(e)	132	133	Bluewater Holding BV
5.38%, 01/15/2024(e),(g)	885	896	10.00%, 12/10/2019 (e)	1,300	845
5.38%, 05/01/2025(e)	1,353	1,357	Martin Midstream Partners LP / Martin
6.13%, 01/15/2021	250	263	Midstream Finance Corp
7.00%, 06/01/2020	792	840	7.25%, 02/15/2021	1,043	983
8.63%, 07/15/2020	2,170	2,292

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Transportation (continued)			Commercial Services - 0.08%
Navios Maritime Acquisition Corp / Navios			Harland Clarke Holdings Corp, Term Loan
Acquisition Finance US Inc			B2
8.13%, 11/15/2021(e)	$189	$181	5.58%, 06/30/2017(f)	$340	$338
Navios Maritime Holdings Inc / Navios			5.58%, 06/30/2017(f)	20	20
Maritime Finance II US Inc			Pharmaceutical Product Development LLC,
7.38%, 01/15/2022(e)	900	707	Term Loan B
8.13%, 02/15/2019	175	128	4.25%, 08/05/2022(f)	319	315
Navios South American Logistics Inc / Navios					$673
Logistics Finance US Inc
7.25%, 05/01/2022(e)	594	500	Computers - 0.18%
Ultrapetrol Bahamas Ltd			Presidio Inc, Term Loan B
			5.25%, 02/02/2022(f)	787	781
8.88%, 06/15/2021	1,514	961
			Riverbed Technology Inc, Term Loan B
		$4,305	6.00%, 02/25/2022(f)	572	572
TOTAL BONDS	$776,613		6.00%, 02/25/2022(f)	216	216
	Principal
					$1,569
CONVERTIBLE BONDS - 0.10%	Amount (000's) Value (000's)
			Consumer Products - 0.09%
Electric - 0.10%
			Dell International LLC, Term Loan B2
NRG Yield Inc			4.00%, 04/29/2020(f)	452	452
3.25%, 06/01/2020(e)	250	221
			Spectrum Brands Inc, Term Loan
Upstate New York Power Producers Inc			3.75%, 06/16/2022(f)	368	369
20.00%, 06/15/2017 (b),(c),(e)	323	639
					$821
		$860
			Distribution & Wholesale - 0.05%
Retail - 0.00%
			HD Supply Inc, Term Loan
Real Mex Restaurants Inc			0.00%, 08/06/2021(f),(i)	435	433
1.12%, PIK 0.00%, 03/21/2018(b),(c),(h)	82	—

TOTAL CONVERTIBLE BONDS		$860	Diversified Financial Services - 0.08%
SENIOR FLOATING RATE INTERESTS - Principal			Walter Investment Management Corp, Term
6.11%	Amount (000's) Value (000's)		Loan
			4.75%, 12/11/2020(f)	772	702
Advertising - 0.29%
Acosta Inc, Term Loan B
4.25%, 09/26/2021(f)	$239	$233	Electric - 0.34%
Advantage Sales & Marketing Inc, Term			Texas Competitive Electric Holdings Co LLC,
Loan			Term Loan EXT
7.50%, 07/21/2022(f)	1,799	1,654	4.68%, 10/10/2017(f)	8,239	2,782
Advantage Sales & Marketing Inc, Term Loan			Texas Competitive Electric Holdings Co LLC,
B			Term Loan NONEXT
4.25%, 07/21/2021(f)	238	232	4.68%, 10/10/2016(f)	510	163
Vertis Inc, Term Loan EXIT					$2,945
0.00%, 12/31/2015(a),(b),(c),(f)	1,359	1
			Entertainment - 0.47%
Visant Corp, Term Loan
7.00%, 08/13/2021(f)	419	417	Delta 2 Lux Sarl, Term Loan B
			7.75%, 07/29/2022(f)	600	571
		$2,537	Delta 2 Lux Sarl, Term Loan B3
Aerospace & Defense - 0.12%			0.00%, 07/30/2021(f),(i)	200	196
TransDigm Inc, Term Loan D			Eldorado Resorts Inc, Term Loan B
3.75%, 05/21/2021(f)	239	235	4.25%, 07/15/2022(f)	429	428
TransDigm Inc, Term Loan E			Graton Economic Development Authority,
3.50%, 05/13/2022(f)	880	861	Term Loan
		$1,096	4.75%, 08/06/2022(f)	219	218
			Mohegan Tribal Gaming Authority, Term
Automobile Manufacturers - 0.17%			Loan B
FCA US LLC, Term Loan B			5.50%, 11/19/2019(f)	1,860	1,838
3.25%, 12/31/2018(f)	580	578
			Scientific Games International Inc, Term Loan
3.50%, 05/24/2017(f)	730	729
			B1
3.50%, 05/24/2017(f)	227	226	6.00%, 05/22/2020(f)	444	434
		$1,533	Shingle Springs Tribal Gaming Authority,
Automobile Parts & Equipment - 0.05%			Term Loan B
			6.25%, 08/22/2019(f)	410	410
Remy International Inc, Term Loan B
4.25%, 02/28/2020(f)	438	437			$4,095
			Food- 0.07%
Biotechnology - 0.06%			Dole Food Co Inc, Term Loan B
			4.50%, 10/25/2018(f)	95	94
Concordia Healthcare Corp, Term Loan
0.00%, 10/20/2021(f),(i)	550	528	4.50%, 12/01/2018(f)	17	17
			4.50%, 12/01/2018(f)	83	83
			4.50%, 12/01/2018(f)	95	94
Building Materials - 0.06%			4.50%, 12/01/2018(f)	95	94
Stardust Finance Holdings Inc, Term Loan B			4.50%, 12/01/2018(f)	95	95
6.50%, 03/14/2022(f)	556	548	4.50%, 12/01/2018(f)	95	95

See accompanying notes

Schedule of Investments
High Yield Fund I
October 31, 2015

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Food (continued)			Oil & Gas - 0.35%
Dole Food Co Inc, Term Loan B (continued)			Alon USA Partners LP, Term Loan B
4.50%, 12/01/2018(f)	$83	$83	9.25%, 11/13/2018(f)	$140	$140
		$655	EXCO Resources Inc, Term Loan
			13.50%, 10/21/2018 (f)	2,331	1,806
Food Service - 0.17%			Fieldwood Energy LLC, Term Loan
Aramark Services Inc, Term Loan F			8.38%, 09/30/2020(f)	420	152
3.25%, 02/21/2021(f)	1,491	1,487
			MEG Energy Corp, Term Loan B
			3.75%, 03/31/2020(f)	476	446
Healthcare - Products - 0.05%			Sabine Oil & Gas Corp, Term Loan B
Alere Inc, Term Loan B			0.00%, 01/18/2018(a),(f)	667	68
4.25%, 06/10/2022(f)	219	220	Shelf Drilling Midco Ltd, PIK Term Loan B
DJO Finance LLC, Term Loan B			10.00%, PIK 0.75%, 10/08/2018 (f),(h)	460	281
4.25%, 06/24/2020(f)	241	239	W&T Offshore Inc, Term Loan B
		$459	9.00%, 05/05/2020(f)	200	175
					$3,068
Healthcare - Services - 0.10%
inVentiv Health Inc, Term Loan B4			Oil & Gas Services - 0.04%
7.75%, 05/15/2018(f)	867	862	Navios Maritime Midstream Partners LP,
			Term Loan B
			5.50%, 06/18/2020(f)	190	188
Holding Companies - Diversified - 0.03%			Stallion Oilfield Holdings Inc, Term Loan
Twin River Management Group Inc, Term			8.00%, 06/11/2018(f)	267	170
Loan B
5.25%, 07/10/2020(f)	239	239			$358
			Packaging & Containers - 0.13%
			Berry Plastics Group Inc, Term Loan E
Internet - 0.03%			3.75%, 12/18/2020(f)	240	240
Go Daddy Operating Co LLC, Term Loan B
4.25%, 05/05/2021(f)	251	252	Berry Plastics Group Inc, Term Loan F
			4.00%, 09/16/2022(f)	723	723
			4.25%, 09/16/2022(f)	175	175
Lodging - 0.18%					$1,138
ROC Finance LLC, Term Loan B
5.00%, 03/27/2019(f)	682	642	Real Estate - 0.18%
Station Casinos LLC, Term Loan B			Realogy Group LLC, Term Loan B
			3.75%, 03/05/2020(f)	1,583	1,582
4.25%, 02/25/2018(f)	473	473
4.25%, 02/25/2020(f)	468	468
		$1,583	Retail - 0.78%
			J Crew Group Inc, Term Loan B
Media- 0.97%			4.00%, 02/26/2021(f)	359	263
Altice Financing SA, Delay-Draw Term Loan			4.00%, 02/26/2021(f)	297	218
DD			4.00%, 02/26/2021(f)	355	261
5.50%, 07/15/2019(f)	688	688
			4.00%, 02/26/2021(f)	354	259
CCO Safari III LLC, Term Loan I
3.50%, 01/23/2023(f)	965	964	JC Penney Corp Inc, Term Loan
			6.00%, 05/21/2018(f)	1,481	1,476
CSC Holdings LLC, Term Loan
0.00%, 10/09/2022(f),(i)	818	820	PetSmart Inc, Term Loan B
			4.25%, 03/10/2022(f)	1,453	1,452
iHeartCommunications Inc, Term Loan D-
			Rite Aid Corp, Term Loan 2
EXT			4.88%, 06/11/2021(f)	1,000	1,001
6.94%, 01/23/2019(f)	3,572	2,986
			Sears Roebuck Acceptance Corp, Term Loan
Tribune Media Co, Term Loan B
3.75%, 12/27/2020(f)	334	333	B
			5.50%, 06/30/2018(f)	1,154	1,118
3.75%, 12/27/2020(f)	512	510
3.75%, 12/28/2020(f)	1	1	Serta Simmons Bedding LLC, Term Loan B
			4.25%, 09/19/2019(f)	353	353
Univision Communications Inc, Term Loan			4.25%, 10/01/2019(f)	148	148
C3			4.25%, 10/01/2019(f)	290	290
4.00%, 03/01/2020(f)	921	915
4.00%, 03/01/2020(f)	375	372			$6,839
Univision Communications Inc, Term Loan			Semiconductors - 0.29%
C4			Avago Technologies Cayman Ltd, Term Loan
4.00%, 03/01/2020(f)	119	119	B
4.00%, 03/01/2020(f)	794	789	3.75%, 04/16/2019(f)	1,910	1,910
		$8,497	Freescale Semiconductor Inc, Term Loan B4
			4.25%, 02/13/2020(f)	605	605
Mining - 0.14%
					$2,515
Coeur Mining Inc, Term Loan B
9.00%, 06/15/2020(b),(f)	360	351	Software - 0.22%
9.00%, 06/23/2020(f)	119	116	Evergreen Skills Lux Sarl, Term Loan
FMG Resources August 2006 Pty Ltd, Term			3.75%, 04/08/2021(f)	190	186
Loan B			3.75%, 04/08/2021(f)	391	383
0.00%, 06/30/2019(f),(i)	373	314	First Data Corp, Term Loan B
3.75%, 06/30/2019(f)	557	470	3.95%, 06/24/2022(f)	810	808
		$1,251	First Data Corp, Term Loan B1
			3.70%, 09/24/2018(f)	574	570
					$1,947

See accompanying notes

			Schedule of Investments
			High Yield Fund I
			October 31, 2015

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)

Telecommunications - 0.29%
Cincinnati Bell Inc, Term Loan B
4.00%, 08/09/2020(f)		$145	$143
4.00%, 08/09/2020(f)		136	134
4.00%, 08/20/2020(f)		145	143
CommScope Finance LLC, Term Loan B
3.75%, 05/27/2022(f)		345	344
Level 3 Financing Inc, Term Loan BI
3.94%, 01/15/2020(f)		688	689
Level 3 Financing Inc, Term Loan BIII
3.94%, 08/01/2019(f)		600	601
UPC Financing Partnership, Term Loan AH
0.00%, 06/10/2021(f),(i)		490	481
			$2,535

Transportation - 0.05%
Gruden Acquisition Inc, Term Loan
9.50%, 07/31/2023(f)		345	328
OSG Bulk Ships Inc, Term Loan B-EXIT
5.25%, 08/05/2019(f)		89	87
			$415
TOTAL SENIOR FLOATING RATE INTERESTS			$53,599
Total Investments			$865,061
Other Assets in Excess of Liabilities, Net - 1.30%			$11,302
TOTAL NET ASSETS - 100.00%			$876,363

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $2,405 or 0.27% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $1,048 or 0.12% of net assets.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $285,914 or 32.62% of net assets.
(f)	Variable Rate. Rate shown is in effect at October 31, 2015.
(g)	Security purchased on a when-issued basis.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(i)	This Senior Floating Rate Note will settle after October 31, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	20.88%
Consumer, Non-cyclical	17.25%
Consumer, Cyclical	15.15%
Financial	11.02%
Energy	10.36%
Industrial	6.91%
Technology	5.62%
Basic Materials	4.54%
Exchange Traded Funds	3.41%
Utilities	3.18%
Diversified	0.38%
Other Assets in Excess of Liabilities, Net	1.30%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
October 31, 2015

COMMON STOCKS - 0.00%	Shares Held	Value (000	's)			Principal
				BONDS (continued)	Amount (000's) Value (000's)
Computers - 0.00%
SONICblue Inc (a),(b)	9,825,000	$—		Banks (continued)
				Goldman Sachs Group Inc/The	(continued)
				5.35%, 01/15/2016		$2,000	$2,019
Diversified Financial Services - 0.00%				ING Bank NV
(a),(b),(c)
Adelphia Recovery Trust	658,740	5		3.75%, 03/07/2017(e)		5,000	5,153
				4.00%, 03/15/2016(e)		7,000	7,088
Transportation - 0.00%				JPMorgan Chase & Co
Trailer Bridge Inc (a),(b)	7,120	—		3.25%, 09/23/2022		5,000	5,049
				3.63%, 05/13/2024		15,000	15,161
TOTAL COMMON STOCKS		$5		3.90%, 07/15/2025		5,000	5,120
				7.90%, 04/29/2049(d),(f)		7,000	7,273
INVESTMENT COMPANIES - 4.15%	Shares Held	Value (000	's)
				JPMorgan Chase Bank NA
Publicly Traded Investment Fund - 4.15%				0.74%, 06/14/2017(d)		5,000	4,989
Goldman Sachs Financial Square Funds -	130,754,469	130,754		Morgan Stanley
Government Fund				2.65%, 01/27/2020		5,000	5,033
				3.80%, 04/29/2016		4,000	4,061
TOTAL INVESTMENT COMPANIES		$130,754		3.95%, 04/23/2027		10,000	9,727
	Principal			4.00%, 07/23/2025		5,000	5,142
BONDS- 61.24%	Amount (000's)	Value (000	's)	4.88%, 11/01/2022		2,000	2,157
				5.50%, 07/28/2021		5,000	5,660
Airlines - 0.30%
				PNC Bank NA
United Airlines 2013-1 Class A Pass Through
				2.95%, 01/30/2023		5,000	4,913
Trust
				2.95%, 02/23/2025		10,000	9,722
4.30%, 02/15/2027	$9,168	$9,488
				PNC Financial Services Group Inc/The
				6.75%, 07/29/2049(d),(f)		18,000	19,399
Automobile Floor Plan Asset Backed Securities - 3.79%				SunTrust Bank/Atlanta GA
Ally Master Owner Trust				2.75%, 05/01/2023		15,000	14,453
0.65%, 04/15/2018(d)	13,000	12,994		US Bancorp
0.67%, 01/15/2019(d)	5,000	4,991		1.65%, 05/15/2017		9,000	9,077
BMW Floorplan Master Owner Trust				2.95%, 07/15/2022		5,000	4,997
0.70%, 07/15/2020(d),(e)	13,500	13,430		3.00%, 03/15/2022		2,000	2,036
CNH Wholesale Master Note Trust				3.60%, 09/11/2024		9,500	9,698
0.80%, 08/15/2019(d),(e)	13,000	12,981		4.13%, 05/24/2021		3,000	3,263
Ford Credit Floorplan Master Owner Trust A				US Bank NA/Cincinnati OH
0.58%, 01/15/2018(d)	14,000	14,003		2.80%, 01/27/2025		5,000	4,868
0.60%, 02/15/2019(d)	6,000	5,993		Wells Fargo & Co
Mercedes-Benz Master Owner Trust 2015-B				7.98%, 12/31/2049(d),(f)		15,000	15,975
0.58%, 04/15/2020(d),(e)	15,000	14,904					$278,762
Nissan Master Owner Trust Receivables
0.50%, 02/15/2018(d)	14,000	13,995		Beverages - 1.18%
0.60%, 01/15/2020(d)	15,000	15,007		Anheuser-Busch InBev Worldwide Inc
Volkswagen Credit Auto Master Trust				2.50%, 07/15/2022		9,000	8,554
0.54%, 07/22/2019(d),(e)	11,000	10,864		7.75%, 01/15/2019		10,000	11,679
		$119,162		Innovation Ventures LLC / Innovation
				Ventures Finance Corp
Automobile Manufacturers - 1.57%				9.50%, 08/15/2019(e)		16,264	16,996
American Honda Finance Corp							$37,229
0.82%, 10/07/2016(d)	4,500	4,513
1.60%, 02/16/2018(e)	10,000	10,002		Biotechnology - 1.64%
3.80%, 09/20/2021(e)	10,000	10,527		Amgen Inc
Ford Motor Credit Co LLC				3.63%, 05/15/2022		4,500	4,620
3.98%, 06/15/2016	20,000	20,309		3.88%, 11/15/2021		13,000	13,729
General Motors Co				Gilead Sciences Inc
4.88%, 10/02/2023	4,000	4,196		3.25%, 09/01/2022		10,000	10,141
		$49,547		3.50%, 02/01/2025		4,750	4,797
				3.65%, 03/01/2026		3,000	3,033
Banks- 8.86%				4.40%, 12/01/2021		14,000	15,236
Bank of America Corp							$51,556
3.88%, 08/01/2025	7,000	7,122
5.42%, 03/15/2017	5,000	5,246		Chemicals - 1.16%
6.50%, 07/15/2018	2,000	2,216		Airgas Inc
6.75%, 06/01/2028	2,000	2,449		1.65%, 02/15/2018		13,500	13,418
8.00%, 07/29/2049(d),(f)	4,000	4,170		2.38%, 02/15/2020		7,000	6,904
8.13%, 12/29/2049(d),(f)	10,000	10,413		3.65%, 07/15/2024		5,000	4,944
Bank of New York Mellon Corp/The				Axiall Corp
2.60%, 08/17/2020	9,500	9,651		4.88%, 05/15/2023		2,500	2,376
Citigroup Inc				Eagle Spinco Inc
3.88%, 03/26/2025	20,000	19,515		4.63%, 02/15/2021		9,250	9,007
4.45%, 09/29/2027	8,000	7,993					$36,649
4.50%, 01/14/2022	4,000	4,326		Commercial Services - 0.68%
Goldman Sachs Group Inc/The				ERAC USA Finance LLC
3.63%, 02/07/2016	5,000	5,039		3.30%, 10/15/2022(e)		2,000	1,988
3.63%, 01/22/2023	4,000	4,084		4.50%, 08/16/2021(e)		6,000	6,425
5.25%, 07/27/2021	13,000	14,505		6.38%, 10/15/2017(e)		4,000	4,348

See accompanying notes

Schedule of Investments
Income Fund
October 31, 2015

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Commercial Services (continued)				Electronics - 0.62%
ERAC USA Finance LLC	(continued)			Corning Inc
7.00%, 10/15/2037(e)		$7,000	$8,606	2.90%, 05/15/2022	$5,000	$4,861
			$21,367	4.25%, 08/15/2020	10,000	10,700
				4.75%, 03/15/2042	4,000	3,899
Computers - 0.40%						$19,460
Apple Inc
2.40%, 05/03/2023		13,000	12,719	Entertainment - 0.19%
				Greektown Holdings LLC/Greektown
				Mothership Corp
Credit Card Asset Backed Securities - 0.88%				8.88%, 03/15/2019(e)	1,250	1,269
Cabela's Credit Card Master Note Trust
0.55%, 03/16/2020(d)		10,253	10,238	Peninsula Gaming LLC / Peninsula Gaming
0.75%, 10/15/2019(d),(e)		9,500	9,518	Corp
				8.38%, 02/15/2018(e)	4,500	4,680
0.87%, 07/17/2023(d)		8,000	8,007
						$5,949
			$27,763
				Environmental Control - 1.69%
Diversified Financial Services - 1.64%
				ADS Waste Holdings Inc
GE Capital International Funding Co
2.34%, 11/15/2020(e)		1,659	1,664	8.25%, 10/01/2020	21,000	22,024
				Republic Services Inc
General Electric Capital Corp
1.34%, 03/15/2023(d)		13,000	12,935	3.20%, 03/15/2025	10,000	9,748
				3.55%, 06/01/2022	6,000	6,174
5.30%, 02/11/2021		573	654
				3.80%, 05/15/2018	2,000	2,091
International Lease Finance Corp
				5.00%, 03/01/2020	12,000	13,241
8.63%, 01/15/2022		3,000	3,690
8.75%, 03/15/2017(d)		8,500	9,170			$53,278
Jefferies Finance LLC / JFIN Co-Issuer Corp				Food- 0.63%
7.38%, 04/01/2020(e)		3,750	3,675	Kraft Heinz Foods Co
Jefferies Group LLC				3.50%, 07/15/2022(e)	5,000	5,096
5.13%, 04/13/2018		5,000	5,257	3.95%, 07/15/2025(e)	14,500	14,846
5.13%, 01/20/2023		1,500	1,501			$19,942
6.25%, 01/15/2036		9,000	8,468
8.50%, 07/15/2019		4,000	4,711	Forest Products & Paper - 0.56%
			$51,725	Plum Creek Timberlands LP
				3.25%, 03/15/2023	5,000	4,837
Electric - 5.93%				4.70%, 03/15/2021	12,000	12,784
Exelon Generation Co LLC						$17,621
6.20%, 10/01/2017		14,000	14,976
6.25%, 10/01/2039		3,000	3,197	Healthcare - Services - 2.17%
GenOn Americas Generation LLC				HCA Inc
8.50%, 10/01/2021		12,500	9,844	5.88%, 05/01/2023	4,500	4,770
GenOn Energy Inc				7.50%, 02/15/2022	3,000	3,450
9.88%, 10/15/2020		6,500	5,387	7.50%, 11/06/2033	1,700	1,810
LG&E and KU Energy LLC				HealthSouth Corp
3.75%, 11/15/2020		5,000	5,226	5.75%, 11/01/2024	2,000	2,000
				5.75%, 09/15/2025(e)	1,000	996
4.38%, 10/01/2021		5,000	5,410
Louisville Gas & Electric Co				7.75%, 09/15/2022	4,440	4,618
3.30%, 10/01/2025		3,000	3,058	Roche Holdings Inc
				0.67%, 09/30/2019(d),(e)	31,000	30,805
Metropolitan Edison Co
3.50%, 03/15/2023(e)		9,000	8,856	Vantage Oncology LLC / Vantage Oncology
NiSource Finance Corp				Finance Co
				9.50%, 06/15/2017(e)	22,000	19,800
3.85%, 02/15/2023		2,000	2,066
6.13%, 03/01/2022		5,000	5,802			$68,249
Oncor Electric Delivery Co LLC				Insurance - 2.89%
2.95%, 04/01/2025		4,000	3,822	Berkshire Hathaway Finance Corp
7.00%, 09/01/2022		17,000	20,658	0.62%, 01/12/2018(d)	14,500	14,485
PacifiCorp				Berkshire Hathaway Inc
5.25%, 06/15/2035		5,000	5,654	3.00%, 02/11/2023	5,000	5,074
6.25%, 10/15/2037		2,000	2,533	3.75%, 08/15/2021	5,000	5,333
Solar Star Funding LLC				Fidelity National Financial Inc
3.95%, 06/30/2035(e)		7,000	6,999
				5.50%, 09/01/2022	5,000	5,306
5.38%, 06/30/2035(e)		15,500	17,462
				6.60%, 05/15/2017	12,000	12,803
Southwestern Electric Power Co				First American Financial Corp
3.55%, 02/15/2022		12,000	12,214	4.30%, 02/01/2023	20,000	19,940
Talen Energy Supply LLC				4.60%, 11/15/2024	5,000	5,095
4.60%, 12/15/2021		11,000	9,441	Prudential Financial Inc
6.50%, 05/01/2018		3,000	3,052	4.50%, 11/16/2021	2,000	2,192
TransAlta Corp				5.38%, 06/21/2020	2,000	2,244
4.50%, 11/15/2022		18,000	17,260	7.38%, 06/15/2019	4,000	4,700
6.65%, 05/15/2018		4,000	4,234	8.88%, 06/15/2068(d)	12,000	13,688
Tucson Electric Power Co						$90,860
3.05%, 03/15/2025		2,000	1,917
3.85%, 03/15/2023		14,000	14,150
5.15%, 11/15/2021		3,000	3,337
			$186,555

See accompanying notes

Schedule of Investments
Income Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Internet - 0.06%			Oil & Gas (continued)
VeriSign Inc			Whiting Petroleum Corp
5.25%, 04/01/2025	$1,750	$1,785	5.75%, 03/15/2021	$18,000	$16,718
					$143,691

Iron & Steel - 1.12%			Oil & Gas Services - 1.36%
Allegheny Technologies Inc			Exterran Partners LP / EXLP Finance Corp
5.95%, 01/15/2021	16,000	14,080	6.00%, 04/01/2021	24,000	20,760
7.37%, 08/15/2023(d)	7,000	5,950	Weatherford International Ltd/Bermuda
ArcelorMittal			4.50%, 04/15/2022	12,750	9,977
6.25%, 03/01/2021(d)	16,000	15,110	5.13%, 09/15/2020	14,000	11,988
		$35,140			$42,725

Leisure Products & Services - 0.17%			Other Asset Backed Securities - 1.19%
Royal Caribbean Cruises Ltd			Drug Royalty II LP 2
7.25%, 03/15/2018	5,000	5,475	3.48%, 07/15/2023(d),(e)	14,467	14,659
			PFS Financing Corp
			0.75%, 02/15/2018(d),(e)	14,000	13,988
Lodging - 0.13%			0.82%, 04/15/2020(d),(e)	9,000	8,952
Boyd Gaming Corp
6.88%, 05/15/2023	4,000	4,240			$37,599
			Packaging & Containers - 0.26%
Media- 2.08%			Sealed Air Corp
			5.50%, 09/15/2025(e)	2,000	2,110
21st Century Fox America Inc
			6.88%, 07/15/2033(e)	6,000	6,120
4.50%, 02/15/2021	5,000	5,416
6.40%, 12/15/2035	8,000	9,373			$8,230
Comcast Corp			Pharmaceuticals - 0.90%
2.85%, 01/15/2023	10,000	10,061	AbbVie Inc
3.13%, 07/15/2022	2,000	2,051	2.90%, 11/06/2022	13,750	13,306
5.15%, 03/01/2020	2,000	2,251	Actavis Funding SCS
Historic TW Inc			3.45%, 03/15/2022	5,000	4,968
9.15%, 02/01/2023	5,260	6,914	3.80%, 03/15/2025	10,000	9,909
NBCUniversal Enterprise Inc					$28,183
1.01%, 04/15/2018(d),(e)	3,000	3,001
Time Warner Cable Inc			Pipelines - 2.55%
4.00%, 09/01/2021	2,000	2,043	Buckeye Partners LP
4.13%, 02/15/2021	2,000	2,053	4.15%, 07/01/2023	10,000	9,064
5.00%, 02/01/2020	2,000	2,140	4.35%, 10/15/2024	7,500	6,948
6.55%, 05/01/2037	6,000	6,012	Columbia Pipeline Group Inc
6.75%, 06/15/2039	5,500	5,620	4.50%, 06/01/2025(e)	11,000	10,586
7.30%, 07/01/2038	7,750	8,395	El Paso Natural Gas Co LLC
		$65,330	7.50%, 11/15/2026	9,500	10,702
			Express Pipeline LLC
Office & Business Equipment - 0.02%			7.39%, 12/31/2019(e)	3,516	3,686
CDW LLC / CDW Finance Corp			Southeast Supply Header LLC
5.50%, 12/01/2024	500	524	4.25%, 06/15/2024(e)	14,000	13,527
			Southern Natural Gas Co LLC
Oil & Gas - 4.56%			8.00%, 03/01/2032	4,000	4,296
BG Energy Capital PLC			Tennessee Gas Pipeline Co LLC
2.88%, 10/15/2016(e)	2,000	2,029	8.38%, 06/15/2032	2,000	2,061
4.00%, 10/15/2021(e)	11,500	12,168	TransCanada PipeLines Ltd
BP Capital Markets PLC			1.01%, 06/30/2016(d)	5,000	4,997
2.50%, 11/06/2022	3,000	2,903	6.10%, 06/01/2040	5,000	5,587
3.25%, 05/06/2022	4,000	4,055	7.25%, 08/15/2038	7,000	8,776
4.75%, 03/10/2019	14,000	15,192			$80,230
Helmerich & Payne International Drilling Co
			REITS- 6.22%
4.65%, 03/15/2025	7,000	7,103	Alexandria Real Estate Equities Inc
Linn Energy LLC / Linn Energy Finance			3.90%, 06/15/2023	4,000	3,981
Corp			4.60%, 04/01/2022	20,500	21,417
6.50%, 05/15/2019	16,000	4,160	BioMed Realty LP
Nabors Industries Inc			3.85%, 04/15/2016	6,000	6,050
5.00%, 09/15/2020	14,000	13,403	4.25%, 07/15/2022	8,000	7,728
5.10%, 09/15/2023	5,000	4,404	6.13%, 04/15/2020	8,000	8,641
Petro-Canada			CubeSmart LP
9.25%, 10/15/2021	8,500	11,200	4.00%, 11/15/2025	5,000	4,979
Phillips 66			4.38%, 12/15/2023	8,000	8,292
4.30%, 04/01/2022	9,000	9,551	4.80%, 07/15/2022	9,000	9,705
Rowan Cos Inc			Duke Realty LP
4.88%, 06/01/2022	8,000	6,432	3.88%, 10/15/2022	3,000	3,019
5.00%, 09/01/2017	14,000	14,108	4.38%, 06/15/2022	4,000	4,137
Tesoro Corp			HCP Inc
5.38%, 10/01/2022	8,750	8,903	2.63%, 02/01/2020	5,000	4,953
W&T Offshore Inc			3.75%, 02/01/2019	5,000	5,197
8.50%, 06/15/2019	25,250	11,362	5.38%, 02/01/2021	3,000	3,304

See accompanying notes

Schedule of Investments
Income Fund
October 31, 2015

	Principal		SENIOR FLOATING RATE INTERESTS - Principal
BONDS (continued)	Amount (000's) Value (000's)		0.24%	Amount (000's) Value (000's)

REITS (continued)			Oil & Gas - 0.21%
Healthcare Realty Trust Inc			Drillships Financing Holding Inc, Term Loan
3.88%, 05/01/2025	$5,000	$4,864	B1
5.75%, 01/15/2021	4,000	4,441	6.00%, 03/31/2021(d)	$9,639	$5,523
Hospitality Properties Trust			Drillships Ocean Ventures Inc, Term Loan B
4.50%, 06/15/2023	5,000	4,983	5.50%, 07/16/2021(d)	1,481	958
4.65%, 03/15/2024	5,000	4,933			$6,481
5.00%, 08/15/2022	14,000	14,457
Kimco Realty Corp			Transportation - 0.03%
6.88%, 10/01/2019	12,000	13,923	Trailer Bridge Inc, Term Loan
			10.00%, 04/02/2016 (b),(c),(d)	1,095	1,095
Omega Healthcare Investors Inc
5.25%, 01/15/2026(e)	7,500	7,740
Simon Property Group LP			TOTAL SENIOR FLOATING RATE INTERESTS		$7,576
2.75%, 02/01/2023	7,000	6,849	U.S. GOVERNMENT & GOVERNMENT	Principal
4.38%, 03/01/2021	3,000	3,267	AGENCY OBLIGATIONS - 33.37%	Amount (000's) Value (000's)
10.35%, 04/01/2019	9,000	11,215	Federal Home Loan Mortgage Corporation (FHLMC) -
Ventas Realty LP / Ventas Capital Corp			4.94%
3.25%, 08/15/2022	8,000	7,786	3.00%, 10/01/2042	$12,904	$13,051
4.00%, 04/30/2019	3,000	3,142	3.00%, 10/01/2042	13,762	13,920
Welltower Inc			3.00%, 11/01/2042	13,546	13,702
3.75%, 03/15/2023	3,000	2,959	3.50%, 10/01/2041	7,641	7,959
4.50%, 01/15/2024	5,000	5,194	3.50%, 04/01/2042	10,326	10,765
4.95%, 01/15/2021	3,000	3,248	3.50%, 04/01/2042	9,392	9,796
6.13%, 04/15/2020	2,000	2,272	4.00%, 04/01/2039	6,126	6,624
6.20%, 06/01/2016	3,000	3,080	4.00%, 02/01/2045	14,873	15,816
		$195,756	4.50%, 08/01/2033	742	803
			4.50%, 08/01/2033	1,680	1,817
Savings & Loans - 0.23%			4.50%, 08/01/2033	1,553	1,686
First Niagara Financial Group Inc			4.50%, 05/01/2039	4,017	4,361
7.25%, 12/15/2021	6,000	7,189	4.50%, 06/01/2039	3,410	3,762
			4.50%, 07/01/2039	8,720	9,540
Software - 1.34%			4.50%, 12/01/2040	9,141	9,912
Oracle Corp			4.50%, 10/01/2041	12,032	13,081
2.50%, 05/15/2022	24,000	23,702	5.00%, 08/01/2035	1,441	1,602
2.95%, 05/15/2025	19,000	18,585	5.00%, 11/01/2035	1,500	1,652
		$42,287	5.00%, 10/01/2038	2,374	2,563
			5.00%, 08/01/2039	5,640	6,218
Storage & Warehousing - 0.09%			5.50%, 11/01/2017	246	255
Mobile Mini Inc			5.50%, 01/01/2018	52	54
7.88%, 12/01/2020	2,750	2,860	5.50%, 05/01/2031	286	319
			5.50%, 06/01/2035	665	737
			5.50%, 01/01/2036	1,574	1,778
Telecommunications - 0.65%
Qwest Corp			5.50%, 04/01/2036	1,655	1,870
6.75%, 12/01/2021	19,000	20,416	6.00%, 03/01/2031	63	72
			6.00%, 05/01/2032	249	286
			6.00%, 06/01/2038	678	778
Transportation - 0.81%			6.50%, 01/01/2029	68	79
Navios Maritime Holdings Inc / Navios			6.50%, 05/01/2029	125	143
Maritime Finance II US Inc			6.50%, 06/01/2029	58	67
7.38%, 01/15/2022(e)	14,000	11,008	6.50%, 06/01/2029	123	143
Trailer Bridge Inc			6.50%, 08/01/2029	71	81
0.00%, 11/15/2015(a),(b),(c)	12,000	—	7.00%, 01/01/2032	60	65
16.50%, 03/31/2017 (b),(c),(d)	15,624	14,471			$155,357
		$25,479
			Federal National Mortgage Association (FNMA) - 15.00%
Trucking & Leasing - 0.72%			3.00%, 03/01/2042	10,780	10,934
Penske Truck Leasing Co Lp / PTL Finance			3.00%, 03/01/2042	10,474	10,626
Corp			3.00%, 05/01/2042	12,202	12,382
3.75%, 05/11/2017(e)	22,000	22,612	3.00%, 06/01/2042	11,257	11,422
			3.00%, 06/01/2042	11,224	11,388
TOTAL BONDS		$1,927,632	3.50%, 12/01/2040	8,198	8,551
	Principal		3.50%, 01/01/2041	6,808	7,102
CONVERTIBLE BONDS - 0.29%	Amount (000's) Value (000's)		3.50%, 01/01/2041	6,561	6,844
			3.50%, 12/01/2041	5,897	6,149
Automobile Parts & Equipment - 0.29%			3.50%, 01/01/2042	8,893	9,304
Meritor Inc			3.50%, 03/01/2042	9,816	10,239
7.88%, 03/01/2026	6,710	9,222	3.50%, 04/01/2042	12,799	13,351
			3.50%, 02/01/2043	15,521	16,247
TOTAL CONVERTIBLE BONDS		$9,222	3.50%, 06/01/2043	15,305	16,027
			3.50%, 03/01/2045	15,368	16,081
			4.00%, 03/01/2039	4,567	4,864
			4.00%, 08/01/2040	4,456	4,751
			4.00%, 09/01/2040	8,544	9,191
			4.00%, 11/01/2040	3,539	3,774

See accompanying notes

Schedule of Investments
Income Fund
October 31, 2015

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
4.00%, 11/01/2040	$5,292	$5,637	4.38%, 02/15/2038	$15,000	$19,187
4.00%, 10/01/2041	5,436	5,801			$422,272
4.00%, 10/01/2041	7,271	7,759	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 11/01/2041	15,395	16,433	OBLIGATIONS		$1,050,262
4.00%, 04/01/2042	10,307	11,005	Total Investments		$3,125,451
4.00%, 08/01/2043	16,500	17,746	Other Assets in Excess of Liabilities, Net - 0.71%		$22,192
4.00%, 08/01/2043	14,210	15,215	TOTAL NET ASSETS - 100.00%		$3,147,643
4.00%, 11/01/2043	14,283	15,291
4.00%, 11/01/2043	16,136	17,431
4.00%, 01/01/2044	15,162	16,232	(a) Non-Income Producing Security
4.00%, 02/01/2044	16,144	17,367	(b)	Fair value of these investments is determined in good faith by the Manager
4.00%, 09/01/2044	14,386	15,322	under procedures established and periodically reviewed by the Board of
4.50%, 06/01/2039	2,086	2,264	Directors. At the end of the period, the fair value of these securities totaled
4.50%, 08/01/2039	3,072	3,392	$15,571 or 0.49% of net assets.
4.50%, 05/01/2040	4,383	4,793	(c)	Security is Illiquid. At the end of the period, the value of these securities
4.50%, 08/01/2040	15,088	16,393	totaled $15,571 or 0.49% of net assets.
4.50%, 10/01/2040	10,338	11,228	(d) Variable Rate. Rate shown is in effect at October 31, 2015.
4.50%, 12/01/2040	11,014	12,047	(e)	Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 08/01/2041	13,707	14,890	1933. These securities may be resold in transactions exempt from
4.50%, 10/01/2043	12,335	13,357	registration, normally to qualified institutional buyers. At the end of the
4.50%, 05/01/2044	20,047	21,841	period, the value of these securities totaled $381,164 or 12.11% of net
5.00%, 01/01/2018	196	204	assets.
5.00%, 10/01/2032	171	189	(f)	Perpetual security. Perpetual securities pay an indefinite stream of
5.00%, 08/01/2035	2,916	3,212	interest, but they may be called by the issuer at an earlier date.
5.00%, 04/01/2039	1,470	1,644
5.00%, 12/01/2039	2,030	2,239
5.00%, 04/01/2040	4,606	5,154
5.00%, 06/01/2040	4,001	4,476	Portfolio Summary (unaudited)
5.50%, 03/01/2033	238	266	Sector		Percent
5.50%, 02/01/2035	3,044	3,443	Mortgage Securities		19.96%
6.00%, 04/01/2032	120	137	Financial		19.84%
6.50%, 09/01/2028	51	58	Government		13.41%
6.50%, 11/01/2028	27	31	Energy		8.68%
6.50%, 05/01/2031	26	30	Consumer, Non-cyclical		7.20%
6.50%, 05/01/2032	223	263	Utilities		5.93%
7.00%, 01/01/2030	4	5	Asset Backed Securities		5.86%
		$472,022	Exchange Traded Funds		4.15%
Government National Mortgage Association (GNMA) -			Industrial		4.13%
0.02%			Basic Materials		2.84%
6.00%, 05/20/2032(d)	440	494	Communications		2.79%
7.00%, 06/20/2031	95	117	Consumer, Cyclical		2.74%
		$611	Technology		1.76%
			Other Assets in Excess of Liabilities, Net		0.71%
U.S. Treasury - 13.41%			TOTAL NET ASSETS		100.00%
0.63%, 12/15/2016	15,000	15,021
0.75%, 10/31/2017	15,000	14,996
0.88%, 02/28/2017	15,000	15,063
1.25%, 10/31/2019	15,000	14,946
1.38%, 11/30/2018	15,000	15,134
1.63%, 04/30/2019	15,000	15,205
1.63%, 07/31/2019	15,000	15,177
1.63%, 06/30/2020	15,000	15,088
1.63%, 11/15/2022	15,000	14,731
1.75%, 05/31/2016	15,000	15,122
1.75%, 05/15/2022	15,000	14,902
1.75%, 05/15/2023	15,000	14,764
2.00%, 11/15/2021	15,000	15,196
2.25%, 11/15/2024	5,000	5,054
2.38%, 05/31/2018	15,000	15,549
2.50%, 05/15/2024	15,000	15,502
2.63%, 11/15/2020	15,000	15,753
2.75%, 11/15/2023	15,000	15,835
2.88%, 05/15/2043	15,000	14,832
3.00%, 11/15/2044	15,000	15,171
3.13%, 05/15/2021	15,000	16,144
3.13%, 08/15/2044	15,000	15,558
3.38%, 05/15/2044	15,000	16,327
3.50%, 02/15/2039	15,000	16,839
3.63%, 02/15/2020	15,000	16,367
3.63%, 02/15/2044	15,000	17,123
3.75%, 11/15/2043	10,000	11,686

See accompanying notes

Schedule of Investments
Inflation Protection Fund
October 31, 2015

INVESTMENT COMPANIES - 2.06%	Shares Held Value (000's)			Principal
			BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 2.06%
BlackRock Liquidity Funds FedFund Portfolio	33,887,950	$33,888	Other Asset Backed Securities (continued)
			Countrywide Asset-Backed Certificates
TOTAL INVESTMENT COMPANIES		$33,888	1.32%, 12/25/2032(a)		$43	$40
	Principal		Fannie Mae Grantor Trust 2004-T9
			0.49%, 04/25/2035(a)		9	9
BONDS- 5.01%	Amount (000's) Value (000's)
			Fannie Mae REMIC Trust 2003-W16
Commercial Mortgage Backed Securities - 0.02%			0.50%, 11/25/2033(a)		1	1
CD 2007-CD4 Commercial Mortgage Trust			Long Beach Mortgage Loan Trust 2004-2
0.37%, 12/11/2049(a),(b)	$5,298	$19	0.99%, 06/25/2034(a)		99	95
Commercial Mortgage Trust 2007-GG9						$311
0.24%, 03/10/2039(a),(b)	32,415	94
G-FORCE 2005-RR2 LLC			Sovereign - 4.70%
0.50%, 12/25/2039(a),(b),(c)	175	168	Bundesrepublik Deutschland Bundesobligation
Ginnie Mae			Inflation Linked Bond
0.73%, 03/16/2047(a)	590	15	0.75%, 04/15/2018	EUR	3,743	4,255
ML-CFC Commercial Mortgage Trust 2006-			Deutsche Bundesrepublik Inflation Linked
3			Bond
0.73%, 07/12/2046(a),(b)	12,016	53	1.50%, 04/15/2016		17	19
		$349	Italy Buoni Poliennali Del Tesoro
			1.25%, 09/15/2032(b)		7,147	8,255
Home Equity Asset Backed Securities - 0.00%			2.10%, 09/15/2016		43	48
New Century Home Equity Loan Trust 2005-			2.35%, 09/15/2024(b)		14,557	18,623
1			2.55%, 09/15/2041		1,658	2,312
0.78%, 03/25/2035(a)	55	55	2.60%, 09/15/2023		1,071	1,390
Option One Mortgage Loan Trust 2005-1			Japanese Government CPI Linked Bond
1.70%, 02/25/2035(a)	23	3	0.10%, 09/10/2024	JPY	2,127,700	18,743
		$58	Mexican Udibonos
Mortgage Backed Securities - 0.27%			4.00%, 06/13/2019	MXN	197,270	12,946
Alternative Loan Trust 2007-OA7			New Zealand Government Bond
			3.07%, 09/20/2030(a)	NZD	13,940	10,644
0.41%, 05/25/2047(a)	1,213	568
Bear Stearns ALT-A Trust 2007-2						$77,235
0.37%, 04/25/2037(a)	515	377	TOTAL BONDS			$82,415
ChaseMortgageFinanceTrust Series2007-			U.S. GOVERNMENT & GOVERNMENT	Principal
A2			AGENCY OBLIGATIONS - 92.56%	Amount (000's) Value (000's)
2.69%, 07/25/2037(a)	112	111
			U.S. Treasury - 0.92%
Fannie Mae REMIC Trust 2004-W5			1.63%, 07/31/2019		$15,000	$15,177
0.65%, 02/25/2047(a)	37	37
Fannie Mae REMIC Trust 2005-W2
0.40%, 05/25/2035(a)	25	25	U.S. Treasury Inflation-Indexed Obligations - 91.64%
Freddie Mac REMICS			0.13%, 04/15/2016		23,966	23,815
0.60%, 09/15/2033(a)	28	28	0.13%, 04/15/2017		66,582	66,545
0.65%, 06/15/2023(a)	3	3	0.13%, 04/15/2018		103,132	103,226
HomeBanc Mortgage Trust 2005-5			0.13%, 04/15/2019		95,726	95,575
0.54%, 01/25/2036(a)	485	422	0.13%, 04/15/2020		49,504	49,130
Impac CMB Trust Series 2004-5			0.13%, 01/15/2022		55,793	54,470
2.52%, 10/25/2034(a)	30	23	0.13%, 07/15/2022		17,275	16,874
Impac CMB Trust Series 2004-6			0.13%, 01/15/2023		63,147	61,016
1.18%, 10/25/2034(a)	19	18	0.13%, 07/15/2024		91,218	87,327
Impac CMB Trust Series 2005-1			0.25%, 01/15/2025		153,552	147,533
0.82%, 04/25/2035(a)	136	121	0.38%, 07/15/2023		20,850	20,537
Impac CMB Trust Series 2005-5			0.38%, 07/15/2025		42,635	41,584
0.96%, 08/25/2035(a)	29	19	0.63%, 07/15/2021		10,808	10,970
Impac CMB Trust Series 2007-A			0.63%, 01/15/2024		92,248	92,051
0.45%, 05/25/2037(a),(b)	615	575	0.63%, 02/15/2043		28,112	24,207
JP Morgan Alternative Loan Trust 2007-A1			0.75%, 02/15/2042		27,687	24,749
0.35%, 03/25/2037(a)	666	626	0.75%, 02/15/2045		61,208	54,288
Merrill Lynch Alternative Note Asset Trust			1.13%, 01/15/2021		87,421	90,860
Series 2007-A3			1.25%, 07/15/2020		17,730	18,576
0.41%, 04/25/2037(a)	2,595	1,434	1.38%, 07/15/2018		7,023	7,307
WaMu Mortgage Pass-Through Certificates			1.38%, 01/15/2020		26,167	27,398
Series 2005-AR2 Trust			1.38%, 02/15/2044(d)		54,051	56,005
0.57%, 01/25/2045(a)	77	70	1.75%, 01/15/2028		27,649	30,694
WaMu Mortgage Pass-Through Certificates			2.00%, 01/15/2026		19,824	22,262
Series 2006-AR9 Trust			2.13%, 02/15/2040		18,567	22,246
0.42%, 08/25/2046(a)	50	5	2.13%, 02/15/2041		14,282	17,208
		$4,462	2.38%, 01/15/2025		61,523	70,758
			2.38%, 01/15/2027		21,041	24,661
Other Asset Backed Securities - 0.02%			2.50%, 07/15/2016		19,745	20,123
Argent Securities Trust 2006-W3			2.50%, 01/15/2029		38,073	45,906
0.32%, 04/25/2036(a)	32	12	3.38%, 04/15/2032		2,659	3,668
Asset-Backed Pass-Through Certificates			3.63%, 04/15/2028		27,296	36,291
Series 2004-R2
0.82%, 04/25/2034(a)	156	154

See accompanying notes

Schedule of Investments
Inflation Protection Fund
October 31, 2015

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029(e)	$28,819		$39,889
			$1,507,749
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$1,522,926
TOTAL PURCHASED OPTIONS - 0.17%			$2,791
TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$—
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.01%			$255
Total Investments			$1,642,275
Other Assets in Excess of Liabilities, Net - 0.19%			$3,050
TOTAL NET ASSETS - 100.00%			$1,645,325

(a)	Variable Rate. Rate shown is in effect at October 31, 2015.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
	1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. At the end of the
	period, the value of these securities totaled $27,787 or 1.69% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager
	under procedures established and periodically reviewed by the Board of
	Directors. At the end of the period, the fair value of these securities totaled
$168 or 0.01% of net assets.
(d)	Security or a portion of the security was pledged to cover margin
	requirements for swap and/or swaption contracts. At the end of the period,
	the value of these securities totaled $1,414 or 0.09% of net assets.
(e)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $3,080 or 0.19% of net assets.

	Portfolio Summary (unaudited)
Sector			Percent
Government			97.26%
Exchange Traded Funds			2.06%
Mortgage Securities			0.29%
Purchased Options			0.17%
Asset Backed Securities			0.02%
Purchased Interest Rate Swaptions			0.01%
Purchased Capped Options			0.00%
Other Assets in Excess of Liabilities, Net			0.19%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	12/15/2015	GBP	2,635,000	$4,089	$4,061	$	— $	(28)
Barclays Bank PLC	01/19/2016	GBP	2,706,698	4,152	4,171		19	—
Citigroup Inc	12/08/2015	EUR	44,490,000	50,058	48,941		—	(1,117)
Citigroup Inc	12/15/2015	CAD	5,434,128	4,071	4,155		84	—
Citigroup Inc	01/19/2016	GBP	2,645,197	4,069	4,076		7	—
Deutsche Bank AG	11/02/2015	AUD	3,490,000	2,467	2,489		22	—
Deutsche Bank AG	11/10/2015	AUD	4,200,000	3,020	2,994		—	(26)
Deutsche Bank AG	11/18/2015	MXN	69,185,225	4,155	4,185		30	—
Deutsche Bank AG	12/08/2015	EUR	22,152,500	24,690	24,369		—	(321)
Deutsche Bank AG	12/15/2015	CAD	2,994,899	2,248	2,290		42	—
Deutsche Bank AG	03/22/2016	SEK	103,929,140	12,675	12,219		—	(456)
Goldman Sachs & Co	12/08/2015	EUR	7,365,000	8,252	8,102		—	(150)
Goldman Sachs & Co	12/15/2015	GBP	1,475,000	2,248	2,273		25	—
HSBC Securities Inc	12/08/2015	EUR	7,262,500	8,169	7,989		—	(180)
HSBC Securities Inc	01/19/2016	EUR	7,295,000	8,166	8,033		—	(133)
JP Morgan Chase	03/22/2016	CHF	12,164,703	12,667	12,381		—	(286)
UBS AG	12/08/2015	EUR	43,165,000	48,526	47,483		—	(1,043)
Total							$229	$(3,740)
							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Bank of America NA	12/03/2015	EUR	5,250,000	$5,777	$5,774		$3	$—
Barclays Bank PLC	11/04/2015	EUR	24,292,000	27,219	26,713		506	—
Barclays Bank PLC	11/05/2015	JPY	2,410,457,000	20,049	19,976		73	—
Barclays Bank PLC	12/03/2015	EUR	30,971,000	34,226	34,065		161	—
Barclays Bank PLC	12/03/2015	JPY	1,265,733,000	10,457	10,494		—	(37)
Barclays Bank PLC	12/08/2015	EUR	2,475,000	2,812	2,723		89	—
Barclays Bank PLC	12/15/2015	CAD	5,407,995	4,089	4,136		—	(47)
Barclays Bank PLC	01/19/2016	EUR	3,750,000	4,152	4,129		23	—
See accompanying notes			302

Schedule of Investments
Inflation Protection Fund
October 31, 2015

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset		Liability
BNP Paribas		11/10/2015	AUD	7,015,000	$4,957	$5,000	$4			$(47)
BNP Paribas		12/08/2015	EUR	14,385,000	16,262	15,824	438			—
Citigroup Inc		12/08/2015	EUR	14,660,000	16,429	16,127	302			—
Citigroup Inc		12/15/2015	GBP	2,700,000	4,071	4,161	—			(90)
Citigroup Inc		01/19/2016	EUR	3,635,000	4,070	4,003	67			—
Deutsche Bank AG		12/08/2015	EUR	14,660,000	16,661	16,127	534			—
Deutsche Bank AG		12/15/2015	GBP	1,475,000	2,248	2,273	—			(25)
Deutsche Bank AG		01/19/2016	GBP	430,000	664	663	1			—
Deutsche Bank AG		03/22/2016	CHF	12,164,703	12,675	12,381	294			—
Goldman Sachs & Co		11/04/2015	EUR	7,163,000	8,136	7,877	259			—
Goldman Sachs & Co		11/05/2015	JPY	6,000,000	50	50	—			—
Goldman Sachs & Co		12/03/2015	NZD	15,289,000	10,438	10,326	112			—
Goldman Sachs & Co		12/08/2015	EUR	7,345,000	8,300	8,080	220			—
Goldman Sachs & Co		12/15/2015	CAD	3,014,760	2,248	2,305	—			(57)
HSBC Securities Inc		12/08/2015	EUR	28,770,000	32,863	31,648	1,215			—
HSBC Securities Inc		01/19/2016	GBP	5,358,606	8,165	8,257	—			(92)
JP Morgan Chase		12/03/2015	MXN	99,264,000	6,032	5,999	33			—
JP Morgan Chase		03/22/2016	SEK	103,938,872	12,666	12,220	446			—
Morgan Stanley & Co		11/05/2015	JPY	115,100,000	967	954	13			—
Morgan Stanley & Co		12/03/2015	JPY	1,265,733,000	10,501	10,494	7			—
Morgan Stanley & Co		12/08/2015	EUR	4,370,000	4,971	4,807	164			—
Morgan Stanley & Co		12/15/2015	MXN	42,107,790	2,493	2,542	—			(49)
UBS AG		12/08/2015	EUR	14,525,000	16,444	15,978	466			—
Total							$5,430			$(444)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type		Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2015			Long	13	$3,237	$	3,237			$—
90 Day Eurodollar; March 2016			Long	1,354	336,792		336,672			(120)
90 Day Eurodollar; March 2017			Short	1,354	334,844		334,607			237
Euro Bund 10 Year Bund; December 2015			Short	110	18,899		19,016			(117)
Euro-Bobl 5 Year; December 2015			Short	8	1,132		1,139			(7)
Euro-BTP; December 2015			Short	276	41,514		42,169			(655)
Japan 10 Year Bond TSE; December 2015			Short	88	107,869		108,339			(470)
UK 10 Year Gilt; December 2015			Long	2	367		363			(4)
US 10 Year Note; December 2015			Short	311	40,042		39,711			331
US 2 Year Note; December 2015			Long	49	10,750		10,714			(36)
US 5 Year Note; December 2015			Long	331	39,861		39,645			(216)
US Long Bond; December 2015			Long	4	631		626			(5)
US Ultra Bond; December 2015			Short	147	23,375		23,483			(108)
Total									$(1,170)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized		Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)		Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	$20,405	$—	$(159)	$	— $	(159)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	20,405	—	(127)		—	(127)
	Consumers
	NAS(CPURNSA)
Total						$—	$(286)	$	— $	(286)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive			Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)		Fair Value
	3 Month LIBOR	Receive	2.20%	08/09/2020	$21,200	$1	$(729)			$(728)
	3 Month LIBOR	Pay	2.26%	03/09/2025	12,200	—	233			233

See accompanying notes

Schedule of Investments
Inflation Protection Fund
October 31, 2015

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive						Upfront
		Floating	Fixed		Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate		Date	Amount)		Paid/(Received)	Appreciation/(Depreciation				Fair Value
	3 Month LIBOR	Receive	2.16%		09/25/2025	$6,300		$—			$(49)		$(49)
Total								$1			$(545)		$(544)

Amounts in thousands

Interest Rate Swaptions

				Pay/
				Receive					Upfront
Purchased Swaptions		Floating Rate		Floating	Exercise	Expiration		Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date		Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Put - 10 Year Interest Barclays Bank PLC		3 Month		Receive	2.75% 01/18/2016 $			35,800	$309		$24		$(285)
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		3 Month		Receive	4.00% 11/22/2017			6,900	313		106		(207)
Rate Swap		LIBOR
Put - 30 Year Interest Deutsche Bank AG		3 Month		Receive	3.25% 03/17/2016			28,140	505		125		(380)
Rate Swap		LIBOR
Total									$1,127		$255		$(872)

				Pay/
				Receive					Upfront
Written Swaptions		Floating Rate		Floating	Exercise	Expiration		Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index		Rate	Rate	Date		Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 10 Year Interest Barclays Bank PLC		3 Month		Receive	2.10% 03/07/2017 $			8,800	$(168	) $	(211	) $	(43)
Rate Swap		LIBOR
Call - 10 Year Interest Barclays Bank PLC		3 Month		Receive	2.10% 03/07/2017			17,600	(391)		(422)		(31)
Rate Swap		LIBOR
Call - 10 Year Interest Barclays Bank PLC		3 Month		Receive	2.10% 01/20/2016			44,765	(269)		(542)		(273)
Rate Swap		LIBOR
Call - 10 Year Interest Barclays Bank PLC		3 Month		Receive	2.15% 01/19/2016			44,765	(309)		(645)		(336)
Rate Swap		LIBOR
Call - 10 Year Interest Barclays Bank PLC		3 Month		Receive	3.10% 03/17/2017			8,800	(223)		(212)		11
Rate Swap		LIBOR
Call - 30 Year Interest Barclays Bank PLC		6 Month		Receive	1.70% 12/23/2015 EUR			7,730	(521)		(453)		68
Rate Swap		EURIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month		Pay	3.10% 03/07/2017 $			8,800	(258)		(106)		152
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month		Pay	3.10% 03/07/2017			17,600	(496)		(213)		283
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month		Pay	3.10% 03/17/2017			8,800	(222)		(110)		112
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		6 Month		Pay	1.70% 12/23/2015 EUR			7,730	(521)		(85)		436
Rate Swap		EURIBOR
Total									$(3,378)		$ (2,999) $		379

Amounts in thousands

Options

								Upfront Premiums					Unrealized
Purchased Options Outstanding			Exercise Price		Expiration Date	Contracts		Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - AUD versus USD		AUD	0.74	11/10/2015		23,190,000	$	67			$4		$(63)
Call - EUR versus GBP		EUR	0.77	01/15/2016		14,625,000		28			16		(12)
Call - EUR versus USD		EUR	1.15	11/09/2015		43,840,000		265			2		(263)
Call - EUR versus USD		EUR	1.10	11/09/2015		14,805,000		178			102		(76)
Call - NZD versus USD		NZD	0.68	12/11/2015		25,000,000		256			253		(3)
Call - US 10 Year Note Future; March 2016		$129.00		12/25/2015		500		493			188		(305)
Call - US 10 Year Note Future; March 2016		$130.00		12/28/2015		407		239			76		(163)
Call - USD versus JPY		$126.50		11/27/2015		33,230,000		63			11		(52)
Call - USD versus JPY		$121.40		11/09/2015		16,550,000		154			38		(116)
Call - USD versus MXN			$16.80	11/16/2015		16,595,000		147			56		(91)
Put - 90 Day Eurodollar Future; December 2016 $			99.00	12/14/2015		678		85			170		85
Put - AUD versus USD		AUD	0.70	11/09/2015		23,315,000		313			17		(296)
Put - AUD versus USD		AUD	0.70	11/10/2015		23,190,000		64			43		(21)
Put - CHF versus NOK		CHF	7.72	08/02/2016		32,280,000		397			144		(253)
Put - CHF versus SEK		CHF	8.26	03/21/2016		17,370,000		279			108		(171)
Put - EUR versus GBP		EUR	0.72	01/15/2016		14,625,000		190			276		86
Put - EUR versus USD		EUR	1.10	12/07/2015		36,905,000		367			391		24
Put - EUR versus USD		EUR	1.10	11/09/2015		14,805,000		153			96		(57)

See accompanying notes

				Schedule of Investments
Inflation Protection Fund
October 31, 2015

Options (continued)

							Upfront Premiums			Unrealized
Purchased Options Outstanding			Exercise Price	Expiration Date	Contracts		Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Put - EUR versus USD		EUR	1.10	11/18/2015	14,805,000		$153	$105		$(48)
Put - GBP versus JPY		GBP	180.00	05/13/2016	10,840,000		357	302		(55)
Put - Japan 10 Year Bond TSE Future;		JPY	148.00	12/01/2015	48		75	40		(35)
December 2015
Put - NZD versus USD		NZD	0.66	12/30/2015	24,465,000		248	189		(59)
Put - USD versus JPY			$114.00	11/27/2015	33,230,000		124	4		(120)
Put - USD versus JPY			$121.40	11/09/2015	16,550,000		146	135		(11)
Put - USD versus MXN			$16.14	11/16/2015	16,595,000		113	25		(88)
Total							$4,954	$2,791		$(2,163)

							Upfront Premiums			Unrealized
Written Options Outstanding			Exercise Price	Expiration Date	Contracts		Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - CHF versus SEK		CHF	9.10	03/21/2016	17,370,000		$(183)	$(130)		$53
Call - EUR versus GBP		EUR	0.77	01/15/2016	14,625,000		(126)	(16)		110
Call - EUR versus USD		EUR	1.10	11/06/2015	14,805,000		(159)	(92)		67
Call - GBP versus JPY		GBP	192.50	05/13/2016	10,840,000		(187)	(230)		(43)
Call - Japan 10 Year Bond TSE Future;			$130.50	12/25/2015	500		(257)	(70)		187
December 2015
Call - NZD versus USD		NZD	0.68	12/11/2015	25,000,000		(226)	(253)		(27)
Call - NZD versus USD		NZD	0.70	01/28/2016	24,465,000		(159)	(200)		(41)
Call - USD versus JPY			$121.40	11/06/2015	16,550,000		(141)	(31)		110
Call - USD versus JPY			$126.50	11/27/2015	33,230,000		(176)	(11)		165
Put - AUD versus USD		AUD	0.66	12/11/2015	46,550,000		(334)	(40)		294
Put - EUR versus GBP		EUR	0.72	01/15/2016	14,625,000		(219)	(276)		(57)
Put - EUR versus USD		EUR	1.08	11/18/2015	29,610,000		(130)	(59)		71
Put - EUR versus USD		EUR	1.10	11/06/2015	14,805,000		(134)	(86)		48
Put - Japan 10 Year Bond TSE Future;		JPY	147.50	12/01/2015	97		(83)	(48)		35
December 2015
Put - USD versus JPY			$121.40	11/06/2015	16,550,000		(133)	(128)		5
Put - USD versus JPY			$114.00	11/27/2015	33,230,000		(197)	(6)		191
Total							$(2,844)	$(1,676)		$1,168

Amounts in thousands except contracts

Purchased Capped Options

							Upfront
	Counterparty	Strike		Expiration		Notional	Premiums			Unrealized
Description	(Issuer)	Index	Exercise Index	Date	Amount		Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Floor - Eurostat	Barclays Bank PLC	15%	Max(0, 0% -	11/19/2015 EUR		8,015	$16		$—	$(16)
Eurozone HICP ex			CPTFEMU)
Tobacco NSA
Total							$16		$—	$(16)

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
October 31, 2015

COMMON STOCKS - 97.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.57%			Electric - 4.31%
Multiplus SA	284,000	$2,529	China Power International Development Ltd	12,963,000	$8,146
Smiles SA	534,370	4,171	Huadian Power International Corp Ltd	12,187,631	8,911
		$6,700	Huaneng Power International Inc	3,868,000	4,188
			JSW Energy Ltd	2,831,588	4,025
Agriculture - 1.34%			Korea Electric Power Corp	398,069	17,923
KT&G Corp	159,363	15,923	Tenaga Nasional BHD	2,706,000	7,954
					$51,147

Airlines - 1.29%			Electronics - 3.14%
Air China Ltd	8,324,000	8,018	Elite Material Co Ltd	2,692,000	5,500
China Eastern Airlines Corp Ltd (a)	11,344,000	7,278
			FLEXium Interconnect Inc	1,416,406	3,951
		$15,296	Hon Hai Precision Industry Co Ltd	6,199,918	16,480
Apparel - 1.43%			Pegatron Corp	3,734,000	9,125
Feng TAY Enterprise Co Ltd	1,240,474	7,108	Zhen Ding Technology Holding Ltd	783,000	2,225
Makalot Industrial Co Ltd	781,696	5,952			$37,281
Pou Chen Corp	2,758,000	3,890	Engineering & Construction - 3.48%
		$16,950	Grupo Aeroportuario del Centro Norte Sab de	700,600	3,598
Automobile Manufacturers - 3.49%			CV (a)
Ashok Leyland Ltd	8,197,932	11,706	Grupo Aeroportuario del Pacifico SAB de CV	1,178,500	10,629
Ford Otomotiv Sanayi AS	188,921	2,219	Grupo Aeroportuario del Sureste SAB de CV	749,526	11,616
Geely Automobile Holdings Ltd	7,750,000	4,133	Hyundai Development Co-Engineering &	187,567	7,533
Kia Motors Corp	203,999	9,958	Construction
Maruti Suzuki India Ltd	195,789	13,325	Promotora y Operadora de Infraestructura	630,108	7,922
		$41,341	SAB de CV (a)
					$41,298
Banks - 12.94%
Abu Dhabi Commercial Bank PJSC	3,274,061	6,647	Food - 3.65%
AMMB Holdings Bhd	2,172,600	2,408	Gruma SAB de CV	1,148,000	17,619
Banco de Chile	58,658,471	6,207	JBS SA	3,096,129	11,440
Bank Negara Indonesia Persero Tbk PT	15,024,100	5,194	Uni-President Enterprises Corp	8,413,040	14,224
Bank of China Ltd	19,846,113	9,359			$43,283
Bank Rakyat Indonesia Persero Tbk PT	9,095,500	6,961	Forest Products & Paper - 0.97%
Barclays Africa Group Ltd	1,015,526	13,015	Mondi PLC	498,727	11,533
China Construction Bank Corp	51,346,722	37,214
FirstRand Ltd	3,169,695	11,615
Grupo Financiero Inbursa SAB de CV	2,006,200	4,020	Gas - 0.50%
HDFC Bank Ltd ADR	144,309	8,823	Korea Gas Corp	158,800	5,913
Industrial & Commercial Bank of China Ltd	22,386,000	14,200
Industrial Bank of Korea	935,875	11,456	Holding Companies - Diversified - 1.25%
Turkiye Halk Bankasi AS	836,461	3,133	AVI Ltd	733,166	4,664
Turkiye Is Bankasi	2,476,012	4,220	KOC Holding AS	1,162,638	5,251
Yes Bank Ltd	781,693	9,040	Siam Cement PCL/The	387,550	4,921
		$153,512			$14,836

Beverages - 1.69%			Home Furnishings - 1.52%
Ambev SA	2,854,900	14,132	Steinhoff International Holdings Ltd	2,958,201	18,085
Arca Continental SAB de CV	917,600	5,861
		$19,993
			Insurance - 2.95%
Biotechnology - 0.00%			BB Seguridade Participacoes SA	1,226,980	8,463
China Biologic Products Inc (a)	483	55	China Taiping Insurance Holdings Co Ltd (a)	2,285,600	7,176
			PICC Property & Casualty Co Ltd	3,962,460	8,991
Chemicals - 2.31%			Ping An Insurance Group Co of China Ltd	829,500	4,656
LG Chem Ltd	42,143	11,203	Powszechny Zaklad Ubezpieczen SA	58,662	5,696
Lotte Chemical Corp	34,318	7,205			$34,982
PTT Global Chemical PCL (b)	2,950,100	4,621
			Internet - 6.37%
UPL Ltd	616,932	4,325	Alibaba Group Holding Ltd ADR(a)	79,219	6,641
		$27,354	Baidu Inc ADR(a)	36,487	6,840
			Com2uSCorp (a)	37,252	3,747
Commercial Services - 0.43%
TAL Education Group ADR(a)	132,325	5,088	Tencent Holdings Ltd	2,380,900	44,878
			Vipshop Holdings Ltd ADR(a)	654,923	13,439
					$75,545
Computers - 1.26%
Infosys Ltd ADR	824,908	14,980	Leisure Products & Services - 0.54%
			China Travel International Investment Hong	14,134,000	6,388
			Kong Ltd
Diversified Financial Services - 4.28%
Fubon Financial Holding Co Ltd	10,631,000	17,183
Indiabulls Housing Finance Ltd	435,111	4,780	Media - 1.96%
KB Financial Group Inc	412,125	13,057	Naspers Ltd	159,362	23,266
Mega Financial Holding Co Ltd	12,914,691	9,410
SinoPac Financial Holdings Co Ltd	19,278,000	6,362	Metal Fabrication & Hardware - 1.18%
		$50,792	Catcher Technology Co Ltd	645,000	6,330

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES - 0.90%	Shares Held	Value (000	's)

Metal Fabrication & Hardware (continued)			Publicly Traded Investment Fund - 0.90%
Hyosung Corp	74,864	$7,644	Goldman Sachs Financial Square Funds -	10,671,865		$10,672
		$13,974	Government Fund

Mining - 0.41%			TOTAL INVESTMENT COMPANIES			$10,672
MMC Norilsk Nickel PJSC ADR	322,892	4,811
			PREFERRED STOCKS - 1.00%	Shares Held	Value (000	's)

			Banks - 0.94%
Miscellaneous Manufacturers - 0.97%
Largan Precision Co Ltd	67,000	5,207	Itau Unibanco Holding SA	1,634,441		11,218
SKC Co Ltd	189,086	6,346
		$11,553	Media - 0.06%
			Zee Entertainment Enterprises Ltd	50,630,718		690
Oil & Gas - 7.31%
Bharat Petroleum Corp Ltd	446,806	5,943
			TOTAL PREFERRED STOCKS			$11,908
China Petroleum & Chemical Corp	26,863,978	19,365
CNOOC Ltd	10,722,000	12,111	Total Investments			$1,183,479
Gazprom PAO ADR	1,463,812	6,169	Other Assets in Excess of Liabilities, Net - 0.24%			$2,824
GS Holdings Corp	78,625	3,453	TOTAL NET ASSETS - 100.00%			$1,186,303
Hindustan Petroleum Corp Ltd	424,046	4,978
Lukoil PJSC ADR	473,544	17,202
			(a) Non-Income Producing Security
MOL Hungarian Oil & Gas PLC	101,309	4,572
SK Innovation Co Ltd (a)	64,990	6,739	(b)		Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
Tatneft PAO ADR	199,078	6,139
			Directors. At the end of the period, the fair value of these securities totaled
		$86,671
			$4,621 or 0.39% of net assets.
Pharmaceuticals - 2.62%			(c)		Security is Illiquid. At the end of the period, the value of these securities
Aurobindo Pharma Ltd	1,399,338	17,849	totaled $0 or 0.00% of net assets.
Dr Reddy's Laboratories Ltd ADR	7,224	468
Sino Biopharmaceutical Ltd	3,976,000	4,941
Wockhardt Ltd	342,552	7,825
			Portfolio Summary (unaudited)
		$31,083
			Country			Percent
Real Estate - 2.15%			China			19.62%
China Overseas Land & Investment Ltd	2,662,000	8,598	Korea, Republic Of			17.69%
China Overseas Property Holdings Ltd (a),(c)	1	—	Taiwan, Province Of China			15.69%
China Vanke Co Ltd	3,149,300	7,349	India			10.07%
Shimao Property Holdings Ltd	3,447,500	6,038	South Africa			7.33%
Sino-Ocean Land Holdings Ltd	5,972,500	3,471	Mexico			7.06%
		$25,456	Hong Kong			5.76%
			Brazil			4.36%
REITS - 0.50%
Mexico Real Estate Management SA de CV (a)	4,271,000	5,911	Russian Federation			2.90%
			Indonesia			2.68%
			Malaysia			1.69%
Retail - 4.53%			Turkey			1.25%
ANTA Sports Products Ltd	2,365,000	6,616	United States			0.90%
Astra International Tbk PT	12,761,900	5,486	Thailand			0.81%
BGF retail Co Ltd	50,908	7,583	United Arab Emirates			0.56%
Clicks Group Ltd	664,965	4,850	Chile			0.52%
GS Retail Co Ltd	141,995	7,157	Poland			0.48%
Shinsegae Co Ltd	28,172	5,732	Hungary			0.39%
Wal-Mart de Mexico SAB de CV	6,166,900	16,334	Other Assets in Excess of Liabilities, Net			0.24%
		$53,758	TOTAL NET ASSETS			100.00%

Semiconductors - 10.13%
Powertech Technology Inc	2,262,000	4,990
Samsung Electronics Co Ltd	46,365	55,611
Silicon Motion Technology Corp ADR	137,179	4,361
Taiwan Semiconductor Manufacturing Co Ltd	11,485,685	48,397
Win Semiconductors Corp (a)	5,035,468	6,832
		$120,191

Telecommunications - 5.32%
Bharti Infratel Ltd	1,305,277	7,758
China Mobile Ltd	2,237,093	26,823
Chunghwa Telecom Co Ltd	2,820,000	8,640
LG Uplus Corp	610,409	5,850
Telekomunikasi Indonesia Persero Tbk PT	71,851,000	14,096
		$63,167

Textiles - 0.25%
Welspun India Ltd	276,087	3,022

Transportation - 0.82%
MISC Bhd	4,652,100	9,761

TOTAL COMMON STOCKS		$1,160,899

See accompanying notes

Schedule of Investments
International Fund I
October 31, 2015

COMMON STOCKS - 95.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.51%			Diversified Financial Services - 4.95%
Teleperformance	25,000	$1,962	Azimut Holding SpA	60,000	$1,443
			CTBC Financial Holding Co Ltd	4,215,900	2,310
			E.Sun Financial Holding Co Ltd	2,995,000	1,800
Aerospace & Defense - 2.56%			Fubon Financial Holding Co Ltd	1,839,100	2,972
MTU Aero Engines AG	19,000	1,757	Henderson Group PLC	607,178	2,638
Safran SA	72,330	5,494	London Stock Exchange Group PLC	107,506	4,209
Thales SA	34,430	2,489	Magellan Financial Group Ltd	111,000	1,768
		$9,740	Mitsubishi UFJ Lease & Finance Co Ltd	325,400	1,708
Agriculture - 1.12%					$18,848
KT&G Corp	42,521	4,249	Electric - 0.45%
			Huaneng Power International Inc	1,573,800	1,704
Airlines - 0.98%
Japan Airlines Co Ltd	98,700	3,718	Electrical Components & Equipment - 0.49%
			TKH Group NV	49,000	1,854
Apparel - 0.44%
Gildan Activewear Inc	58,000	1,667	Electronics - 2.03%
			Fujitsu General Ltd	158,700	1,993
Automobile Manufacturers - 5.09%			Japan Aviation Electronics Industry Ltd	137,000	2,427
Daimler AG	60,055	5,208	Pegatron Corp	780,000	1,906
Fuji Heavy Industries Ltd	184,000	7,116	Zhen Ding Technology Holding Ltd	500,000	1,421
Shinmaywa Industries Ltd	175,000	1,910			$7,747
Toyota Motor Corp	83,900	5,140
			Food - 0.92%
		$19,374	SPAR Group Ltd/The	127,000	1,823
Automobile Parts & Equipment - 7.16%			Viscofan SA	29,000	1,692
Brembo SpA	44,000	1,939			$3,515
Bridgestone Corp	140,200	5,141
			Forest Products & Paper - 1.25%
Continental AG	13,960	3,352
			Mondi PLC	205,648	4,756
Koito Manufacturing Co Ltd	101,800	3,856
Linamar Corp	28,300	1,645
Magna International Inc	101,800	5,369	Hand & Machine Tools - 0.55%
NOK Corp	101,800	2,392	KUKA AG	25,000	2,113
TS Tech Co Ltd	66,000	1,810
Valeo SA	11,400	1,761
			Healthcare - Services - 0.57%
		$27,265	ICON PLC (a)	34,000	2,172
Banks - 4.61%
BOC Hong Kong Holdings Ltd	488,000	1,561	Home Builders - 4.36%
China CITIC Bank Corp Ltd (a)	5,494,500	3,553
			Barratt Developments PLC	640,146	6,030
China Merchants Bank Co Ltd	1,494,100	3,901	Bellway PLC	80,421	3,212
DNB ASA	253,176	3,223	Berkeley Group Holdings PLC	86,577	4,419
Fukuoka Financial Group Inc	453,900	2,389	Persimmon PLC (a)	96,126	2,948
Sumitomo Mitsui Financial Group Inc	73,400	2,928			$16,609
		$17,555
			Home Furnishings - 0.50%
Chemicals - 5.26%			Howden Joinery Group PLC	266,000	1,897
Evonik Industries AG	92,438	3,356
Nissan Chemical Industries Ltd	184,900	4,592
Nitto Denko Corp	101,300	6,496	Insurance - 7.92%
Symrise AG	31,000	2,040	AXA SA	224,124	5,981
Yara International ASA	78,159	3,551	China Life Insurance Co Ltd/Taiwan	1,870,000	1,543
		$20,035	Dai-ichi Life Insurance Co Ltd/The	191,800	3,318
			People's Insurance Co Group of China Ltd/The	6,130,780	3,281
Commercial Services - 1.13%			PICC Property & Casualty Co Ltd	1,681,000	3,814
Intrum Justitia AB	70,567	2,532	Porto Seguro SA	115,800	971
Zhejiang Expressway Co Ltd	1,430,000	1,758	Prudential PLC	177,238	4,140
		$4,290	Swiss Life Holding AG (a)	7,997	1,906
Computers - 7.68%			Tokio Marine Holdings Inc	135,300	5,213
Atos SE	36,000	2,866			$30,167
Cap Gemini SA	21,400	1,903	Internet - 1.10%
Cognizant Technology Solutions Corp (a)	56,000	3,814
			Tencent Holdings Ltd	222,200	4,188
Foxconn Technology Co Ltd	1,252,290	3,280
Ingenico Group SA	32,856	3,872
Itochu Techno-Solutions Corp	83,000	1,820	Lodging - 0.57%
Nomura Research Institute Ltd	195,400	7,986	Echo Entertainment Group Ltd	599,000	2,165
Obic Co Ltd	70,500	3,721
		$29,262	Metal Fabrication & Hardware - 2.62%
Consumer Products - 0.56%			Assa Abloy AB	183,975	3,660
Societe BIC SA	13,500	2,151	Aurubis AG	48,196	3,220
			Catcher Technology Co Ltd	315,100	3,092
					$9,972

See accompanying notes

Schedule of Investments
International Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		INVESTMENT COMPANIES - 3.54%	Shares Held	Value (000	's)

Miscellaneous Manufacturers - 3.32%			Publicly Traded Investment Fund - 3.54%
CRRC Corp Ltd	1,376,000	$1,749	First American Government Obligations Fund	13,480,273		$13,480
Hexpol AB	180,000	1,749
Largan Precision Co Ltd	52,000	4,041	TOTAL INVESTMENT COMPANIES			$13,480
Sunny Optical Technology Group Co Ltd	1,084,700	2,522	Total Investments			$378,709
Zhuzhou CSR Times Electric Co Ltd	400,000	2,589	Other Assets in Excess of Liabilities, Net - 0.56%			$2,142
		$12,650	TOTAL NET ASSETS - 100.00%			$380,851
Packaging & Containers - 0.59%
CCL Industries Inc	16,000	2,267	(a) Non-Income Producing Security
			(b)		Security is Illiquid. At the end of the period, the value of these securities
			totaled $51 or 0.01% of net assets.
Pharmaceuticals - 7.97%
Dr Reddy's Laboratories Ltd ADR	38,160	2,473
Hikma Pharmaceuticals PLC	54,600	1,819	Portfolio Summary (unaudited)
Ipsen SA	30,000	1,892	Country			Percent
Jazz Pharmaceuticals PLC (a)	14,300	1,963	Japan			25.85%
Novartis AG	50,142	4,542	China			9.72%
Novo Nordisk A/S	63,265	3,360	United Kingdom			9.26%
Shire PLC	75,000	5,680	France			7.96%
Sino Biopharmaceutical Ltd	4,473,000	5,559	Taiwan, Province Of China			6.85%
Towa Pharmaceutical Co Ltd	27,000	1,836	Canada			5.54%
Valeant Pharmaceuticals International Inc (a)	13,000	1,213	Germany			5.53%
		$30,337	United States			4.86%
			Hong Kong			4.78%
Real Estate - 0.77%			Ireland			2.58%
China Overseas Land & Investment Ltd	892,400	2,882	Sweden			2.09%
China Overseas Property Holdings Ltd (a),(b)	297,466	51	Norway			1.78%
		$2,933	Denmark			1.74%
			South Africa			1.73%
Retail - 4.49%
			Switzerland			1.69%
Alimentation Couche-Tard Inc	110,600	4,758
			Netherlands			1.22%
ANTA Sports Products Ltd	978,000	2,736
			Korea, Republic Of			1.12%
Lojas Renner SA	265,000	1,271
			Australia			1.03%
Next PLC	25,941	3,195
			Italy			0.89%
Pandora A/S	28,375	3,274
			India			0.65%
USS Co Ltd	105,800	1,868
			Isle of Man			0.61%
		$17,102	Brazil			0.58%
Semiconductors - 2.84%			Jordan			0.48%
Dialog Semiconductor PLC (a)	69,291	2,563	Israel			0.46%
Mellanox Technologies Ltd (a)	37,000	1,743	Spain			0.44%
NXP Semiconductors NV (a)	35,300	2,766	Other Assets in Excess of Liabilities, Net			0.56%
Taiwan Semiconductor Manufacturing Co Ltd	170,800	3,751	TOTAL NET ASSETS			100.00%
ADR
		$10,823

Software - 4.66%
Capcom Co Ltd	90,000	1,897
Constellation Software Inc/Canada	9,400	4,062
DH Corp	50,000	1,350
NetEase Inc ADR	36,300	5,246
Nexon Co Ltd	204,800	2,841
Playtech PLC	177,809	2,343
		$17,739

Telecommunications - 2.62%
China Mobile Ltd	277,700	3,329
KDDI Corp	274,800	6,650
		$9,979

Toys, Games & Hobbies - 0.51%
Bandai Namco Holdings Inc	79,300	1,949

Transportation - 1.48%
Central Japan Railway Co	20,000	3,648
Hitachi Transport System Ltd	114,000	2,007
		$5,655

Water - 1.27%
Guangdong Investment Ltd	3,427,500	4,820

TOTAL COMMON STOCKS		$365,229

See accompanying notes

Schedule of Investments
International Fund I
October 31, 2015

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2015	Long	114	$9,372		$10,015	$643
S&P 500 Emini; December 2015	Long	42	3,995		4,355	360
Total						$1,003
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
October 31, 2015

COMMON STOCKS - 95.67%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)

Airlines - 4.66%			Retail - 11.66%
Delta Air Lines Inc	1,382,530	$70,288	L Brands Inc	586,591	$ 56,301
United Continental Holdings Inc (a)	1,105,477	66,671	Starbucks Corp	1,351,104	84,539
		$136,959	Target Corp	1,080,105	83,362
			TJX Cos Inc/The	560,100	40,994
Apparel - 5.95%			Ulta Salon Cosmetics & Fragrance Inc (a)	447,015	77,763
NIKE Inc	922,042	120,815			$342,959
Under Armour Inc (a)	571,398	54,329
		$175,144	Semiconductors - 4.04%
			Avago Technologies Ltd	163,799	20,168
Banks - 2.73%			Lam Research Corp	551,242	42,220
Capital One Financial Corp	1,017,009	80,242	NXP Semiconductors NV (a)	719,109	56,342
					$118,730

Beverages - 1.80%			Software - 3.81%
Constellation Brands Inc	393,321	53,020	Activision Blizzard Inc	1,041,300	36,195
			ServiceNow Inc (a)	553,985	45,233
Biotechnology - 5.51%			Tableau Software Inc (a)	364,579	30,610
Alexion Pharmaceuticals Inc (a)	155,493	27,367			$112,038
Gilead Sciences Inc	1,247,391	134,880
			Telecommunications - 1.25%
		$162,247	Palo Alto Networks Inc (a)	228,445	36,780
Building Materials - 1.26%
Masco Corp	1,281,000	37,149	TOTAL COMMON STOCKS		$2,815,042
			INVESTMENT COMPANIES - 2.18%	Shares Held	Value (000	's)

Chemicals - 3.59%			Publicly Traded Investment Fund - 2.18%
PPG Industries Inc	1,013,802	105,699	Goldman Sachs Financial Square Funds -	64,288,507	64,289
			Government Fund
Commercial Services - 7.00%
FleetCor Technologies Inc (a)	225,207	32,624	TOTAL INVESTMENT COMPANIES		$64,289
MasterCard Inc	1,029,209	101,881	Total Investments		$2,879,331
McGraw Hill Financial Inc	470,975	43,631	Other Assets in Excess of Liabilities, Net - 2.15%		$63,167
PayPal Holdings Inc (a)	775,700	27,933	TOTAL NET ASSETS - 100.00%		$2,942,498
		$206,069

Computers - 6.37%			(a) Non-Income Producing Security
Apple Inc	1,568,717	187,462

Diversified Financial Services - 3.45%			Portfolio Summary (unaudited)
Visa Inc	1,308,356	101,502	Sector		Percent
			Consumer, Non-cyclical		27.87%
Food - 1.05%			Consumer, Cyclical		26.29%
Mondelez International Inc	670,755	30,962	Communications		16.26%
			Technology		14.22%
			Financial		6.18%
Healthcare - Products - 2.91%			Basic Materials		3.59%
Edwards Lifesciences Corp (a)	342,598	53,839
			Exchange Traded Funds		2.18%
Intuitive Surgical Inc (a)	63,671	31,619
			Industrial		1.26%
		$85,458	Other Assets in Excess of Liabilities, Net		2.15%
Internet - 15.01%			TOTAL NET ASSETS		100.00%
Alphabet Inc (a)	128,076	94,442
Amazon.com Inc (a)	161,223	100,910
Facebook Inc (a)	1,121,486	114,358
Netflix Inc (a)	347,144	37,623
Priceline Group Inc/The (a)	45,549	66,239
Splunk Inc (a)	501,958	28,190
		$441,762

Leisure Products & Services - 2.52%
Royal Caribbean Cruises Ltd	755,002	74,254

Lodging - 1.50%
Hilton Worldwide Holdings Inc	1,769,486	44,219

Pharmaceuticals - 9.60%
Allergan PLC (a)	159,254	49,125
AmerisourceBergen Corp	307,618	29,688
Bristol-Myers Squibb Co	1,393,421	91,896
DexCom Inc (a)	233,977	19,495
Eli Lilly & Co	489,800	39,953
McKesson Corp	292,110	52,230
		$282,387

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2015

COMMON STOCKS - 96.47%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Beverages (continued)
Interpublic Group of Cos Inc/The	37,123	$851	Keurig Green Mountain Inc	267,004	$13,551
Nielsen Holdings PLC	14,943	710	Monster Beverage Corp (a)	8,814	1,202
Omnicom Group Inc	35,062	2,627	PepsiCo Inc	133,374	13,630
		$4,188			$45,771

Aerospace & Defense - 1.99%			Biotechnology - 6.01%
B/E Aerospace Inc	8,683	408	Alexion Pharmaceuticals Inc (a)	949,233	167,065
Boeing Co/The	922,294	136,564	Alnylam Pharmaceuticals Inc (a)	4,836	416
General Dynamics Corp	11,862	1,762	Amgen Inc	61,121	9,668
Harris Corp	2,655	210	Biogen Inc (a)	90,908	26,410
Lockheed Martin Corp	11,629	2,556	BioMarin Pharmaceutical Inc (a)	182,269	21,332
Northrop Grumman Corp	7,537	1,415	Bluebird Bio Inc (a)	2,847	219
Rockwell Collins Inc	11,275	978	Celgene Corp (a)	530,582	65,108
Spirit AeroSystems Holdings Inc (a)	11,995	633	Charles River Laboratories International Inc	3,768	246
TransDigm Group Inc (a)	4,504	990	(a)
United Technologies Corp	9,472	932	Gilead Sciences Inc	549,334	59,400
		$146,448	Illumina Inc (a)	68,526	9,819
			Incyte Corp (a)	181,659	21,350
Agriculture - 0.26%			Intercept Pharmaceuticals Inc (a)	1,269	199
Altria Group Inc	170,197	10,292	Intrexon Corp (a)	3,683	124
Philip Morris International Inc	45,891	4,057	Isis Pharmaceuticals Inc (a)	9,534	459
Reynolds American Inc	90,782	4,386	Juno Therapeutics Inc (a)	951	49
		$18,735	Medivation Inc (a)	12,536	527
			Puma Biotechnology Inc (a)	1,988	164
Airlines - 1.28%			Regeneron Pharmaceuticals Inc (a)	57,106	31,830
Alaska Air Group Inc	204,774	15,614	Seattle Genetics Inc (a)	7,560	314
American Airlines Group Inc	1,489,638	68,851	United Therapeutics Corp (a)	3,683	540
Delta Air Lines Inc	74,668	3,796	Vertex Pharmaceuticals Inc (a)	206,348	25,740
JetBlue Airways Corp (a),(b)	12,885	320
Southwest Airlines Co	65,459	3,030			$440,979
United Continental Holdings Inc (a)	39,225	2,366
			Building Materials - 0.71%
		$93,977	Martin Marietta Materials Inc	835	130
Apparel - 1.55%			Vulcan Materials Co	537,110	51,874
Carter's Inc	5,061	460			$52,004
Hanesbrands Inc	953,891	30,468	Chemicals - 1.71%
Michael Kors Holdings Ltd (a)	16,197	626
			Air Products & Chemicals Inc	16,034	2,228
NIKE Inc	215,191	28,196	Airgas Inc	1,725	166
Ralph Lauren Corp	727	81	Ashland Inc	822	90
Skechers U.S.A. Inc (a)	11,514	359	Axalta Coating Systems Ltd (a)	8,907	246
Under Armour Inc (a)	548,678	52,168
			Celanese Corp	1,803	128
VF Corp	19,920	1,345	CF Industries Holdings Inc	19,520	991
		$113,703	Chemours Co/The	10,045	70
Automobile Manufacturers - 0.41%			Dow Chemical Co/The	19,314	998
Ferrari NV (a)	50,360	2,539	Eastman Chemical Co	3,660	264
PACCAR Inc	33,004	1,738	Ecolab Inc	855,005	102,900
Tesla Motors Inc (a)	124,620	25,788	EI du Pont de Nemours & Co	39,477	2,503
		$30,065	FMC Corp	7,947	324
			Huntsman Corp	12,560	165
Automobile Parts & Equipment - 0.35%			International Flavors & Fragrances Inc	6,949	806
Allison Transmission Holdings Inc	10,385	298	LyondellBasell Industries NV	37,688	3,502
BorgWarner Inc	199,350	8,536	Monsanto Co	28,369	2,645
Delphi Automotive PLC	36,586	3,044	NewMarket Corp	828	326
Johnson Controls Inc	8,450	382	Platform Specialty Products Corp (a)	2,517	26
Lear Corp	5,541	693	PPG Industries Inc	25,376	2,646
Mobileye NV (a)	258,600	11,771	Praxair Inc	14,154	1,572
Visteon Corp (a)	4,008	437	RPM International Inc	11,500	526
WABCO Holdings Inc (a)	4,906	551	Sherwin-Williams Co/The	4,774	1,274
		$25,712	Sigma-Aldrich Corp	5,953	832
			Valspar Corp/The	7,119	576
Banks - 1.59%
					$125,804
Bank of New York Mellon Corp/The	20,477	853
Morgan Stanley	2,383,900	78,597	Commercial Services - 1.60%
Signature Bank/New York NY (a)	3,915	583	Aaron's Inc	3,049	75
State Street Corp	524,300	36,177	Automatic Data Processing Inc	22,226	1,933
SVB Financial Group (a)	2,886	352	Avis Budget Group Inc (a)	8,806	440
		$116,562	Booz Allen Hamilton Holding Corp	9,681	285
			Cintas Corp	8,536	795
Beverages - 0.62%			CoStar Group Inc (a)	2,716	551
Brown-Forman Corp - A Shares	2,430	279	Equifax Inc	10,300	1,098
Brown-Forman Corp - B Shares	9,495	1,008	FleetCor Technologies Inc (a)	503,952	73,003
Coca-Cola Co/The	233,257	9,878	Gartner Inc (a)	7,429	674
Coca-Cola Enterprises Inc	19,734	1,013	Global Payments Inc	5,920	807
Constellation Brands Inc	15,106	2,036	KAR Auction Services Inc	6,089	234
Dr Pepper Snapple Group Inc	35,518	3,174	MasterCard Inc	100,656	9,964

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
McGraw Hill Financial Inc	16,135	$1,495	Interactive Brokers Group Inc - A Shares	1,540	$63
Moody's Corp	10,463	1,006	Intercontinental Exchange Inc	175,837	44,381
Morningstar Inc	2,441	200	Invesco Ltd	4,929	164
PayPal Holdings Inc (a)	496,403	17,876	Lazard Ltd	10,610	491
Quanta Services Inc (a)	3,993	80	Legg Mason Inc	2,615	117
Robert Half International Inc	12,258	645	LPL Financial Holdings Inc	6,725	287
Rollins Inc	10,277	276	Santander Consumer USA Holdings Inc (a)	2,275	41
RR Donnelley & Sons Co	14,003	236	T Rowe Price Group Inc	25,780	1,949
Sabre Corp	10,733	315	TD Ameritrade Holding Corp	704,396	24,281
Service Corp International/US	18,968	536	Visa Inc	3,819,295	296,300
ServiceMaster Global Holdings Inc (a)	10,602	378	Waddell & Reed Financial Inc	6,485	240
Total System Services Inc	19,221	1,008			$496,915
Towers Watson & Co	1,575	195
United Rentals Inc (a)	8,025	601	Electric - 0.00%
			Calpine Corp (a)	3,443	53
Vantiv Inc (a)	12,908	647
Verisk Analytics Inc (a)	14,541	1,041	Dominion Resources Inc/VA	2,360	169
Western Union Co/The	45,040	867	ITC Holdings Corp	4,558	149
WEX Inc (a)	3,583	322			$371
		$117,583	Electrical Components & Equipment - 0.05%
Computers - 5.48%			Acuity Brands Inc	3,854	842
Accenture PLC - Class A	72,266	7,747	AMETEK Inc	20,593	1,129
Apple Inc	1,715,031	204,946	Emerson Electric Co	27,140	1,282
Cadence Design Systems Inc (a)	26,660	592	Hubbell Inc	977	95
Cognizant Technology Solutions Corp (a)	1,466,661	99,895			$3,348
DST Systems Inc	2,948	360	Electronics - 2.08%
EMC Corp/MA	81,662	2,141	Allegion PLC	8,946	583
Fortinet Inc (a)	12,506	430	Amphenol Corp	1,748,446	94,800
Genpact Ltd (a)	3,088,280	76,527
			FLIR Systems Inc	8,597	229
IHS Inc (a)	5,270	630
			Gentex Corp	16,383	269
International Business Machines Corp	52,865	7,405	GoPro Inc (a)	8,412	210
Jack Henry & Associates Inc	7,576	586	Honeywell International Inc	67,352	6,956
NetApp Inc	9,101	309	Jabil Circuit Inc	4,608	106
Synopsys Inc (a)	2,476	124	Keysight Technologies Inc (a)	12,955	429
Teradata Corp (a)	10,873	306	Mettler-Toledo International Inc (a)	2,228	693
VeriFone Systems Inc (a)	10,486	316	National Instruments Corp	1,496,987	45,613
		$402,314	PerkinElmer Inc	1,400	72
Consumer Products - 0.06%			Thermo Fisher Scientific Inc	10,687	1,398
			Trimble Navigation Ltd (a)	2,050	47
Avery Dennison Corp	7,746	503
Church & Dwight Co Inc	11,004	947	Tyco International PLC	21,692	790
			Waters Corp (a)	6,585	842
Clorox Co/The	6,129	747
Kimberly-Clark Corp	17,279	2,069			$153,037
Spectrum Brands Holdings Inc	2,677	257	Energy - Alternate Sources - 0.00%
		$4,523	TerraForm Power Inc	343	6
Cosmetics & Personal Care - 1.63%
Colgate-Palmolive Co	76,147	5,052	Engineering & Construction - 0.01%
Estee Lauder Cos Inc/The	1,424,951	114,652	AECOM (a)	2,534	75
		$119,704	SBA Communications Corp (a)	3,761	447
			TopBuild Corp (a)	3,838	108
Distribution & Wholesale - 0.98%
Fastenal Co	1,721,254	67,404			$630
Fossil Group Inc (a)	3,049	166	Entertainment - 0.01%
Genuine Parts Co	12,250	1,112	Gaming and Leisure Properties Inc	2,128	62
HD Supply Holdings Inc (a)	15,539	463	Regal Entertainment Group	9,402	182
Ingram Micro Inc	2,151	64	Six Flags Entertainment Corp	6,670	347
LKQ Corp (a)	26,188	775			$591
Watsco Inc	2,685	330
WW Grainger Inc	6,926	1,455	Environmental Control - 1.29%
			Clean Harbors Inc (a)	4,171	194
		$71,769
			Stericycle Inc (a)	779,409	94,597
Diversified Financial Services - 6.77%			Waste Management Inc	2,267	122
Affiliated Managers Group Inc (a)	4,473	806			$94,913
Alliance Data Systems Corp (a)	9,137	2,717
American Express Co	9,882	724	Food - 0.20%
Ameriprise Financial Inc	14,526	1,676	Campbell Soup Co	9,580	487
Artisan Partners Asset Management Inc	3,134	120	ConAgra Foods Inc	3,420	139
BlackRock Inc	3,590	1,264	Flowers Foods Inc	14,897	402
CBOE Holdings Inc	7,367	494	General Mills Inc	35,639	2,071
			Hain Celestial Group Inc/The (a)	8,288	413
Charles Schwab Corp/The	3,925,908	119,819
CoreLogic Inc/United States (a)	5,181	202	Hershey Co/The	11,972	1,062
Credit Acceptance Corp (a)	905	171	Hormel Foods Corp	11,809	798
Eaton Vance Corp	9,836	355	Ingredion Inc	1,601	152
Federated Investors Inc	8,241	253	Kellogg Co	13,249	934
			Kraft Heinz Co/The	48,540	3,785

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Home Builders (continued)
Kroger Co/The	58,595	$2,215	Toll Brothers Inc (a)	6,500	$234
McCormick & Co Inc/MD	10,741	902			$1,902
Pilgrim's Pride Corp	3,977	75
Sysco Corp	10,919	450	Home Furnishings - 0.02%
Tyson Foods Inc	3,041	135	Harman International Industries Inc	6,121	673
Whole Foods Market Inc	28,119	842	Leggett & Platt Inc	12,815	577
			Tempur Sealy International Inc (a)	5,432	423
		$14,862
			Whirlpool Corp	804	129
Forest Products & Paper - 0.02%					$1,802
International Paper Co	39,313	1,678
			Housewares - 0.02%
			Newell Rubbermaid Inc	12,575	534
Hand & Machine Tools - 0.03%			Toro Co/The	5,517	415
Lincoln Electric Holdings Inc	6,632	397	Tupperware Brands Corp	4,349	256
Regal Beloit Corp	905	58			$1,205
Snap-on Inc	5,123	850
Stanley Black & Decker Inc	5,610	594	Insurance - 0.09%
		$1,899	AmTrust Financial Services Inc	951	65
			Aon PLC	26,435	2,467
Healthcare - Products - 5.94%			Arthur J Gallagher & Co	7,955	348
Align Technology Inc (a)	7,034	460	Berkshire Hathaway Inc - Class B (a)	11,770	1,601
Baxter International Inc	20,368	762	Erie Indemnity Co	2,460	215
Becton Dickinson and Co	140,643	20,044	Markel Corp (a)	180	156
Bio-Techne Corp	1,222	108	Marsh & McLennan Cos Inc	32,434	1,808
Boston Scientific Corp (a)	6,160	113			$6,660
Bruker Corp (a)	8,845	162
Cooper Cos Inc/The	2,809	428	Internet - 18.33%
			Alphabet Inc (a)	278,204	205,144
CR Bard Inc	6,089	1,135
			Alphabet Inc (a)	208,053	147,886
Danaher Corp	2,506,058	233,840
			Amazon.com Inc (a)	630,136	394,402
DENTSPLY International Inc	3,830	233
Edwards Lifesciences Corp (a)	6,338	996	CDW Corp/DE	11,832	529
Henry Schein Inc (a)	7,057	1,071	Dropbox Inc (a),(b),(c),(d)	52,984	715
			eBay Inc (a)	161,654	4,510
Hill-Rom Holdings Inc	5,084	268
Hologic Inc (a)	20,895	812	Expedia Inc	8,443	1,151
IDEXX Laboratories Inc (a)	7,816	536	F5 Networks Inc (a)	7,882	869
Intuitive Surgical Inc (a)	343,381	170,523	Facebook Inc (a)	2,439,100	248,715
			FireEye Inc (a)	11,082	290
Patterson Cos Inc	4,914	233
			Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	6,882	979
ResMed Inc	12,057	695
Sirona Dental Systems Inc (a)	4,836	528	HomeAway Inc (a)	3,467	109
St Jude Medical Inc	16,290	1,039	IAC/InterActiveCorp	6,802	456
			Liberty Ventures (a)	12,212	532
Stryker Corp	10,091	965
Varian Medical Systems Inc (a)	8,567	673	LinkedIn Corp (a)	169,246	40,767
VWR Corp (a)	1,978	54	Netflix Inc (a)	105,290	11,411
			Priceline Group Inc/The (a)	101,269	147,270
Zimmer Biomet Holdings Inc	619	65
			Splunk Inc (a)	10,269	577
		$435,743
			Tencent Holdings Ltd ADR	1,298,100	24,495
Healthcare - Services - 3.50%			TripAdvisor Inc (a)	1,355,875	113,595
Acadia Healthcare Co Inc (a)	4,449	273	VeriSign Inc (a)	9,224	743
Aetna Inc	9,441	1,084			$1,345,145
Anthem Inc	370,389	51,540
Centene Corp (a)	10,416	619	Iron & Steel - 0.00%
Cigna Corp	192,621	25,819	Steel Dynamics Inc	3,434	63
DaVita HealthCare Partners Inc (a)	1,005,455	77,933
Envision Healthcare Holdings Inc (a)	15,810	446
			Leisure Products & Services - 0.36%
HCA Holdings Inc (a)	5,308	365
			Brunswick Corp/DE	6,833	368
Health Net Inc/CA (a)	1,627	104	Harley-Davidson Inc	9,464	468
Humana Inc	170,372	30,434	Jarden Corp (a)	18,279	819
Laboratory Corp of America Holdings (a)	3,111	382	Norwegian Cruise Line Holdings Ltd (a)	10,880	692
LifePoint Health Inc (a)	1,067	73	Polaris Industries Inc	5,688	639
MEDNAX Inc (a)	4,960	349
			Royal Caribbean Cruises Ltd	240,300	23,633
Premier Inc (a)	4,813	163
					$26,619
Tenet Healthcare Corp (a)	8,853	278
UnitedHealth Group Inc	565,935	66,656	Lodging - 1.39%
Universal Health Services Inc	1,725	211	Choice Hotels International Inc	4,530	237
		$256,729	Hilton Worldwide Holdings Inc	1,955,898	48,878
			Las Vegas Sands Corp	21,545	1,067
Holding Companies - Diversified - 0.00%			Marriott International Inc/MD	12,351	948
Leucadia National Corp	3,900	78	MGM Resorts International (a)	2,113,632	49,015
			Starwood Hotels & Resorts Worldwide Inc	14,293	1,142
Home Builders - 0.03%			Wyndham Worldwide Corp	10,478	852
DR Horton Inc	13,388	394			$102,139
Lennar Corp - A Shares	6,082	305	Machinery - Construction & Mining - 0.01%
Lennar Corp - B Shares	1,841	76	Caterpillar Inc	10,958	800
NVR Inc (a)	379	621
Thor Industries Inc	5,038	272

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified - 0.80%			Oil & Gas Services - 0.94%
Cognex Corp	8,211	$309	FMC Technologies Inc (a)	2,014,723	$68,158
Cummins Inc	14,038	1,453	Oceaneering International Inc	2,209	93
Deere & Co	3,544	276	RPC Inc	917	10
Flowserve Corp	516,649	23,952	Schlumberger Ltd	9,054	708
Graco Inc	5,734	421	Targa Resources Corp	2,337	133
IDEX Corp	6,562	504			$69,102
Middleby Corp/The (a)	5,177	605
Nordson Corp	5,657	403	Packaging & Containers - 0.05%
Rockwell Automation Inc	14,734	1,608	Ball Corp	11,709	802
Roper Technologies Inc	2,267	422	Bemis Co Inc	2,050	94
			Crown Holdings Inc (a)	5,974	317
Wabtec Corp/DE	345,766	28,654
Zebra Technologies Corp (a)	4,473	344	Graphic Packaging Holding Co	19,076	270
			Owens-Illinois Inc (a)	1,302	28
		$58,951
			Packaging Corp of America	8,443	578
Media - 0.53%			Sealed Air Corp	17,846	876
AMC Networks Inc (a)	5,827	431	Silgan Holdings Inc	4,008	204
Cablevision Systems Corp	4,867	159	WestRock Co	7,847	422
CBS Corp	29,005	1,349			$3,591
Comcast Corp - Class A	173,876	10,888
Comcast Corp - Special Class A	20,291	1,272	Pharmaceuticals - 8.12%
Discovery Communications Inc - A Shares (a)	11,786	347	AbbVie Inc	140,675	8,377
			Agios Pharmaceuticals Inc (a)	2,058	150
Discovery Communications Inc - C Shares (a)	20,879	575
			Akorn Inc (a)	6,245	167
DISH Network Corp (a)	12,335	777
			Alkermes PLC (a)	9,805	705
FactSet Research Systems Inc	5,053	885	Allergan PLC (a)	305,135	94,125
Scripps Networks Interactive Inc	8,303	499
Sirius XM Holdings Inc (a)	198,233	809	AmerisourceBergen Corp	20,698	1,998
Starz (a)	8,489	284	Baxalta Inc	27,527	949
Time Warner Cable Inc	16,829	3,187	Bristol-Myers Squibb Co	2,113,240	139,368
Time Warner Inc	25,411	1,914	Cardinal Health Inc	30,370	2,496
Twenty-First Century Fox Inc - A Shares	50,241	1,542	Eli Lilly & Co	493,654	40,268
			Endo International PLC (a)	5,989	359
Twenty-First Century Fox Inc - B Shares	28,572	882	Express Scripts Holding Co (a)	1,472,020	127,153
Viacom Inc	1,319	68	Herbalife Ltd (a)	6,353	356
Viacom Inc	28,350	1,398	Jazz Pharmaceuticals PLC (a)	4,867	668
Walt Disney Co/The	100,929	11,480
			Johnson & Johnson	28,811	2,911
		$38,746	Mallinckrodt PLC (a)	3,668	241
Metal Fabrication & Hardware - 0.01%			McKesson Corp	201,363	36,003
Precision Castparts Corp	1,555	359	Mead Johnson Nutrition Co	1,212,322	99,410
Valmont Industries Inc	163	18	Merck & Co Inc	25,654	1,402
		$377	Mylan NV (a)	28,386	1,252
			OPKO Health Inc (a)	24,106	228
Mining - 0.00%			Perrigo Co PLC	2,159	341
Compass Minerals International Inc	3,087	251	Quintiles Transnational Holdings Inc (a)	5,974	380
Tahoe Resources Inc	2,621	22	Valeant Pharmaceuticals International Inc (a)	366,220	34,340
		$273	VCA Inc (a)	7,174	393
Miscellaneous Manufacturers - 1.14%			Zoetis Inc	39,824	1,713
3M Co	37,729	5,931			$595,753
AO Smith Corp	7,127	548	Pipelines - 0.04%
AptarGroup Inc	1,718	126	ONEOK Inc	7,785	264
Carlisle Cos Inc	1,815	158	Williams Cos Inc/The	61,542	2,427
Colfax Corp (a)	1,496,441	40,344
					$2,691
Donaldson Co Inc	11,151	337
Illinois Tool Works Inc	29,533	2,715	Real Estate - 0.02%
Ingersoll-Rand PLC	1,091	65	CBRE Group Inc (a)	24,184	902
Parker-Hannifin Corp	5,556	582	Jones Lang LaSalle Inc	2,909	485
Textron Inc	786,340	33,160	Realogy Holdings Corp (a)	5,099	199
		$83,966			$1,586

Office & Business Equipment - 0.00%			REITS - 0.28%
Pitney Bowes Inc	9,978	206	American Tower Corp	25,250	2,581
			Boston Properties Inc	15,176	1,910
			Columbia Property Trust Inc	1,953	49
Oil & Gas - 0.41%
			Crown Castle International Corp	19,672	1,681
Cabot Oil & Gas Corp	33,618	730
			Digital Realty Trust Inc	6,794	502
Cimarex Energy Co	211,070	24,919
Continental Resources Inc/OK (a)	2,561	87	Empire State Realty Trust Inc	6,706	120
			Equinix Inc	5,363	1,591
CVR Energy Inc	693	31
			Equity LifeStyle Properties Inc	7,491	453
EOG Resources Inc	4,860	417
			Extra Space Storage Inc	10,370	822
HollyFrontier Corp	2,546	125
			Federal Realty Investment Trust	5,765	827
Marathon Petroleum Corp	5,207	270
Murphy USA Inc (a)	1,795	110	Healthcare Trust of America Inc	1,567	41
			Iron Mountain Inc	7,135	219
Pioneer Natural Resources Co	22,500	3,086
			Lamar Advertising Co	7,204	407
Range Resources Corp	1,430	43
			Omega Healthcare Investors Inc	4,937	170
Tesoro Corp	985	105
			Plum Creek Timber Co Inc	6,291	256
		$29,923

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Post Properties Inc	2,355	$141	KLA-Tencor Corp	12,985	$872
Public Storage	14,074	3,229	Lam Research Corp	9,720	744
Simon Property Group Inc	18,523	3,732	Linear Technology Corp	20,167	896
Tanger Factory Outlet Centers Inc	8,760	306	Maxim Integrated Products Inc	9,402	385
Taubman Centers Inc	2,406	185	Microchip Technology Inc	17,381	839
Welltower Inc	19,393	1,258	Micron Technology Inc (a)	27,806	460
Weyerhaeuser Co	4,728	139	NXP Semiconductors NV (a)	1,068,554	83,721
		$20,619	ON Semiconductor Corp (a)	34,701	382
			Qorvo Inc (a)	12,575	552
Retail - 6.76%			QUALCOMM Inc	14,603	868
Advance Auto Parts Inc	6,206	1,232	Skyworks Solutions Inc	11,260	870
AutoNation Inc (a)	7,127	450
AutoZone Inc (a)	1,841	1,444	Texas Instruments Inc	118,665	6,731
Bed Bath & Beyond Inc (a)	14,866	887	Xilinx Inc	5,889	280
					$113,430
Brinker International Inc	6,330	288
CarMax Inc (a)	312,512	18,442	Shipbuilding - 0.01%
Chipotle Mexican Grill Inc (a)	39,416	25,235	Huntington Ingalls Industries Inc	4,612	553
Coach Inc	4,942	154
Copart Inc (a)	12,057	437
			Software - 7.70%
Costco Wholesale Corp	709,292	112,153	Adobe Systems Inc (a)	29,860	2,647
CVS Health Corp	100,053	9,883	Akamai Technologies Inc (a)	1,363,296	82,915
Darden Restaurants Inc	3,211	199	Allscripts Healthcare Solutions Inc (a)	8,211	115
Dick's Sporting Goods Inc	6,740	300	ANSYS Inc (a)	644,787	61,455
Dillard's Inc	944	85	Autodesk Inc (a)	14,208	784
Dollar General Corp	40,281	2,730	Black Knight Financial Services Inc (a)	3,312	119
Dollar Tree Inc (a)	32,989	2,160
			Broadridge Financial Solutions Inc	10,958	653
Domino's Pizza Inc	5,053	539
			CDK Global Inc	13,906	692
DSW Inc	2,948	74	Cerner Corp (a)	17,660	1,171
Dunkin' Brands Group Inc	8,597	356	Citrix Systems Inc (a)	13,721	1,127
Foot Locker Inc	13,582	920
			Dun & Bradstreet Corp/The	1,393	159
Gap Inc/The	21,313	580	Electronic Arts Inc (a)	52,923	3,814
GNC Holdings Inc	8,365	249
			Fidelity National Information Services Inc	7,204	525
Home Depot Inc/The	116,809	14,442	Fiserv Inc (a)	39,457	3,808
L Brands Inc	14,587	1,400	IMS Health Holdings Inc (a)	12,065	328
Liberty Interactive Corp QVC Group (a)	18,705	512
			Inovalon Holdings Inc (a)	3,869	89
Lowe's Cos Inc	734,434	54,224
lululemon athletica Inc (a)	9,271	456	Intuit Inc	16,251	1,583
			King Digital Entertainment PLC	10,278	154
Macy's Inc	39,297	2,003
			Microsoft Corp	1,652,247	86,975
McDonald's Corp	57,012	6,400
Michaels Cos Inc/The (a)	8,017	187	MSCI Inc	9,720	651
			NetSuite Inc (a)	777,951	66,181
Nordstrom Inc	12,289	801
			Oracle Corp	201,093	7,811
Nu Skin Enterprises Inc	2,182	83
O'Reilly Automotive Inc (a)	13,162	3,636	Paychex Inc	23,545	1,215
			PTC Inc (a)	10,641	377
Panera Bread Co (a)	2,399	426
			Rackspace Hosting Inc (a)	11,461	296
Penske Automotive Group Inc	2,847	139	Red Hat Inc (a)	421,885	33,375
Rite Aid Corp (a)	55,356	436
			salesforce.com inc (a)	2,064,769	160,454
Ross Stores Inc	57,988	2,933	ServiceNow Inc (a)	372,175	30,388
Sally Beauty Holdings Inc (a)	15,238	358
			SolarWinds Inc (a)	7,011	407
Signet Jewelers Ltd	6,988	1,055
			SS&C Technologies Holdings Inc	6,663	494
Starbucks Corp	2,853,694	178,555	Tableau Software Inc (a)	4,256	357
Target Corp	22,578	1,743	Ultimate Software Group Inc/The (a)	2,491	509
Tiffany & Co	7,243	597	Veeva Systems Inc (a)	6,910	175
TJX Cos Inc/The	40,534	2,967	VMware Inc (a)	7,174	432
Tractor Supply Co	411,657	38,033	Workday Inc (a)	164,467	12,988
Ulta Salon Cosmetics & Fragrance Inc (a)	5,641	981
Urban Outfitters Inc (a)	8,923	255			$565,223
Vista Outdoor Inc (a)	1,826	82	Telecommunications - 0.66%
Walgreens Boots Alliance Inc	27,289	2,311	Arista Networks Inc (a)	3,397	219
Williams-Sonoma Inc	8,257	609	ARRIS Group Inc (a)	2,903	82
World Fuel Services Corp	1,670	74	AT&T Inc	52,748	1,767
Yum! Brands Inc	25,840	1,832	CommScope Holding Co Inc (a)	5,177	168
		$496,327	Juniper Networks Inc	7,591	238
			Level 3 Communications Inc (a)	3,234	165
Semiconductors - 1.55%
			Motorola Solutions Inc	17,095	1,196
Altera Corp	5,517	290	Palo Alto Networks Inc (a)	83,200	13,395
Analog Devices Inc	16,909	1,017	T-Mobile US Inc (a)	541,700	20,525
Applied Materials Inc	42,974	721
			Verizon Communications Inc	225,142	10,555
ASML Holding NV - NY Reg Shares	87,700	8,138	Zayo Group Holdings Inc (a)	10,509	279
Atmel Corp	35,784	272
Avago Technologies Ltd	17,008	2,094			$48,589
Broadcom Corp	2,375	122	Textiles - 0.01%
Freescale Semiconductor Ltd (a)	9,472	317	Mohawk Industries Inc (a)	3,854	753
Intel Corp	76,194	2,580
IPG Photonics Corp (a)	3,374	279

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held	Value (000's)		Portfolio Summary (unaudited)
				Sector	Percent
Toys, Games & Hobbies - 0.01%
				Consumer, Non-cyclical	27.96%
Hasbro Inc	8,249	$ 634
				Communications	20.04%
				Technology	14.71%
Transportation - 0.99%				Consumer, Cyclical	13.18%
Canadian Pacific Railway Ltd	180,300	25,332		Industrial	9.17%
CH Robinson Worldwide Inc	12,807	889		Financial	8.75%
CSX Corp	32,598	880		Exchange Traded Funds	3.34%
Expeditors International of Washington Inc	16,847	839		Basic Materials	1.73%
FedEx Corp	209,551	32,700		Energy	1.39%
Genesee & Wyoming Inc (a)	1,841	124		Diversified	0.00%
JB Hunt Transport Services Inc	8,187	625		Utilities	0.00%
Landstar System Inc	4,689	296		Liabilities in Excess of Other Assets, Net	(0.27)%
Old Dominion Freight Line Inc (a)	6,578	407		TOTAL NET ASSETS	100.00%
Teekay Corp	2,312	74
Union Pacific Corp	73,522	6,569
United Parcel Service Inc	41,728	4,299
		$73,034
TOTAL COMMON STOCKS		$7,081,303
INVESTMENT COMPANIES - 3.34%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 3.34%
Cash Account Trust - Government & Agency	3,220,995	3,221
Portfolio - Government Cash Managed
First American Government Obligations Fund	182,083,955	182,084
Morgan Stanley Institutional Liquidity Funds -	60,042,452	60,042
Government Portfolio
		$245,347
TOTAL INVESTMENT COMPANIES		$245,347
CONVERTIBLE PREFERRED STOCKS -
0.39%	Shares Held	Value (000	's)

Internet - 0.39%
Airbnb Inc - Series D (a),(b),(c),(d)	121,527	11,314
Airbnb Inc - Series E (a),(b),(c),(d)	29,361	2,733
Dropbox Inc (a),(b),(c),(d)	254,085	4,235
Flipkart Online Services Pvt Ltd Series A	2,350	334
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series C	4,148	590
(a),(b),(c),(d)
Flipkart Online Services Pvt Ltd Series E	7,712	1,097
(a),(b),(c),(d)
Uber Technologies Inc (a),(b),(c),(d)	209,292	7,907
		$28,210
TOTAL CONVERTIBLE PREFERRED STOCKS		$28,210
PREFERRED STOCKS - 0.07%	Shares Held	Value (000	's)

Internet - 0.07%
Flipkart Online Services Pvt Ltd Series G	34,940	4,970
(a),(b),(c),(d)

TOTAL PREFERRED STOCKS		$4,970
Total Investments		$7,359,830
Liabilities in Excess of Other Assets, Net - (0.27)%		$(19,542)
TOTAL NET ASSETS - 100.00%		$7,340,288

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $35,194 or 0.48% of net assets.
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $34,874 or 0.48% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
October 31, 2015

Restricted Securities

Security Name	Trade Date		Cost	Value	Percent of Net Assets
Airbnb Inc - Series D	04/16/2014		$4,948	$11,314	0.15%
Airbnb Inc - Series E	07/14/2015		2,733	2,733	0.04%
Dropbox Inc	11/07/2014		1,012	715	0.01%
Dropbox Inc	01/30/2014		4,854	4,235	0.06%
Flipkart Online Services Pvt Ltd	03/19/2015		785	979	0.01%
Flipkart Online Services Pvt Ltd Series A	03/19/2015		268	334	0.00%
Flipkart Online Services Pvt Ltd Series C	03/19/2015		473	590	0.01%
Flipkart Online Services Pvt Ltd Series E	03/19/2015		879	1,097	0.01%
Flipkart Online Services Pvt Ltd Series G	12/17/2014		4,185	4,970	0.07%
Uber Technologies Inc	12/05/2014		6,973	7,907	0.11%

Amounts in thousands

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2015	Long	2,166	$212,216	$224,582	$12,366
Total					$12,366

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2015

COMMON STOCKS - 96.66%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.06%			Biotechnology - 4.12%
			Alexion Pharmaceuticals Inc (a)	24,833	$4,371
Interpublic Group of Cos Inc/The	3,481	$80
			Alnylam Pharmaceuticals Inc (a)	453	39
Nielsen Holdings PLC	1,401	67
Omnicom Group Inc	3,290	246	Amgen Inc	5,727	906
			Biogen Inc (a)	19,677	5,716
		$393
			BioMarin Pharmaceutical Inc (a)	1,197	140
Aerospace & Defense - 2.68%			Bluebird Bio Inc (a)	267	21
B/E Aerospace Inc	814	38	Celgene Corp (a)	5,972	733
Boeing Co/The	56,168	8,317	Charles River Laboratories International Inc	353	23
General Dynamics Corp	1,112	165	(a)
Harris Corp	221	18	Gilead Sciences Inc	70,050	7,575
Lockheed Martin Corp	37,239	8,186	Illumina Inc (a)	13,726	1,966
Northrop Grumman Corp	702	132	Incyte Corp (a)	15,351	1,804
Rockwell Collins Inc	1,057	92	Intercept Pharmaceuticals Inc (a)	119	19
Spirit AeroSystems Holdings Inc (a)	1,124	59	Intrexon Corp (a)	345	12
TransDigm Group Inc (a)	422	93	Isis Pharmaceuticals Inc (a)	894	43
United Technologies Corp	888	87	Juno Therapeutics Inc (a)	89	5
		$17,187	Medivation Inc (a)	1,174	49
			Puma Biotechnology Inc (a)	186	15
Agriculture - 1.06%			Regeneron Pharmaceuticals Inc (a)	4,819	2,685
Altria Group Inc	15,947	964	Seattle Genetics Inc (a)	709	29
Philip Morris International Inc	61,200	5,411	United Therapeutics Corp (a)	345	51
Reynolds American Inc	8,512	411	Vertex Pharmaceuticals Inc (a)	1,844	230
		$6,786
					$26,432
Airlines - 0.84%
			Building Materials - 0.00%
Alaska Air Group Inc	23,587	1,798
			Martin Marietta Materials Inc	78	12
American Airlines Group Inc	3,830	177
			Vulcan Materials Co	164	16
Delta Air Lines Inc	56,677	2,882
JetBlue Airways Corp (a),(b)	1,208	30			$28
Southwest Airlines Co	6,141	284	Chemicals - 2.59%
United Continental Holdings Inc (a)	3,628	219	Air Products & Chemicals Inc	1,505	209
		$5,390	Airgas Inc	161	16
			Ashland Inc	84	9
Apparel - 0.53%			Axalta Coating Systems Ltd (a)	835	23
Carter's Inc	23,509	2,136
			Celanese Corp	142	10
Hanesbrands Inc	3,225	103
Michael Kors Holdings Ltd (a)	1,519	59	CF Industries Holdings Inc	1,819	92
			Chemours Co/The	717	5
NIKE Inc	6,322	828
			Dow Chemical Co/The	71,304	3,684
Ralph Lauren Corp	68	8
Skechers U.S.A. Inc (a)	1,077	34	Eastman Chemical Co	343	25
Under Armour Inc (a)	987	94	Ecolab Inc	40,939	4,928
			EI du Pont de Nemours & Co	3,650	231
VF Corp	1,868	126
			FMC Corp	745	30
		$3,388
			Huntsman Corp	1,177	16
Automobile Manufacturers - 0.04%			International Flavors & Fragrances Inc	651	76
PACCAR Inc	3,050	161	LyondellBasell Industries NV	3,536	329
Tesla Motors Inc (a)	539	111	Monsanto Co	2,661	248
		$272	NewMarket Corp	77	30
			Platform Specialty Products Corp (a)	257	3
Automobile Parts & Equipment - 0.30%			PPG Industries Inc	25,641	2,673
Allison Transmission Holdings Inc	974	28	Praxair Inc	1,327	147
BorgWarner Inc	1,749	75	RPM International Inc	1,078	49
Delphi Automotive PLC	3,433	285	Sherwin-Williams Co/The	13,826	3,689
Johnson Controls Inc	792	36	Sigma-Aldrich Corp	554	77
Lear Corp	519	65	Valspar Corp/The	667	54
Visteon Corp (a)	375	41
WABCO Holdings Inc (a)	12,134	1,362			$16,653
		$1,892	Commercial Services - 1.65%
			Aaron's Inc	285	7
Banks - 0.03%			Automatic Data Processing Inc	2,084	181
Bank of New York Mellon Corp/The	1,920	80	Avis Budget Group Inc (a)	825	41
Signature Bank/New York NY (a)	367	55
			Booz Allen Hamilton Holding Corp	907	27
SVB Financial Group (a)	270	33
			Cintas Corp	800	74
		$168	CoStar Group Inc (a)	254	52
Beverages - 3.79%			Equifax Inc	966	103
			FleetCor Technologies Inc (a)	712	103
Brown-Forman Corp - A Shares	227	26
			Gartner Inc (a)	696	63
Brown-Forman Corp - B Shares	890	94
Coca-Cola Co/The	241,075	10,210	Global Payments Inc	555	76
Coca-Cola Enterprises Inc	1,850	95	KAR Auction Services Inc	556	21
Constellation Brands Inc	1,395	188	MasterCard Inc	37,111	3,674
Dr Pepper Snapple Group Inc	3,331	298	McGraw Hill Financial Inc	1,513	140
Keurig Green Mountain Inc	1,032	52	Moody's Corp	981	94
Monster Beverage Corp (a)	826	113	Morningstar Inc	218	18
			PayPal Holdings Inc (a)	6,802	245
PepsiCo Inc	129,729	13,257
			Quanta Services Inc (a)	374	8
		$24,333

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
Robert Half International Inc	1,149	$61	LPL Financial Holdings Inc	630	$27
Rollins Inc	963	26	Santander Consumer USA Holdings Inc (a)	213	4
RR Donnelley & Sons Co	1,197	20	T Rowe Price Group Inc	2,381	180
Sabre Corp	1,006	29	TD Ameritrade Holding Corp	1,734	60
Service Corp International/US	1,778	50	Visa Inc	193,382	15,003
ServiceMaster Global Holdings Inc (a)	994	35	Waddell & Reed Financial Inc	608	23
Total System Services Inc	1,802	95			$23,855
Towers Watson & Co	161	20
United Rentals Inc (a)	752	56	Electric - 0.01%
			Calpine Corp (a)	322	5
Vantiv Inc (a)	1,210	61
Verisk Analytics Inc (a)	71,063	5,089	Dominion Resources Inc/VA	221	16
Western Union Co/The	4,224	81	ITC Holdings Corp	427	14
WEX Inc (a)	336	30			$35
		$10,580	Electrical Components & Equipment - 0.05%
Computers - 7.18%			Acuity Brands Inc	361	79
Accenture PLC - Class A	6,771	726	AMETEK Inc	1,931	106
Apple Inc	282,232	33,726	Emerson Electric Co	2,545	120
Cadence Design Systems Inc (a)	2,500	56	Hubbell Inc	99	9
Cognizant Technology Solutions Corp (a)	20,635	1,405			$314
DST Systems Inc	276	34	Electronics - 1.10%
EMC Corp/MA	247,548	6,491	Allegion PLC	839	55
Fortinet Inc (a)	1,172	40
			Amphenol Corp	1,707	92
Genpact Ltd (a)	1,473	36
			FLIR Systems Inc	806	21
IHS Inc (a)	494	59	Gentex Corp	1,679	27
International Business Machines Corp	23,923	3,351	GoPro Inc (a)	788	20
Jack Henry & Associates Inc	710	55	Honeywell International Inc	40,741	4,208
NetApp Inc	853	29	Jabil Circuit Inc	471	11
Synopsys Inc (a)	232	12	Keysight Technologies Inc (a)	1,214	40
Teradata Corp (a)	1,019	29	Mettler-Toledo International Inc (a)	2,906	904
VeriFone Systems Inc (a)	983	30	National Instruments Corp	322	10
		$46,079	PerkinElmer Inc	131	7
Consumer Products - 0.37%			Thermo Fisher Scientific Inc	1,002	131
			Trimble Navigation Ltd (a)	192	4
Avery Dennison Corp	726	47
Church & Dwight Co Inc	23,917	2,059	Tyco International PLC	2,034	74
			Waters Corp (a)	11,631	1,487
Clorox Co/The	574	70
Kimberly-Clark Corp	1,596	191			$7,091
Spectrum Brands Holdings Inc	251	24	Engineering & Construction - 0.79%
		$2,391	AECOM (a)	259	8
			SBA Communications Corp (a)	42,681	5,080
Cosmetics & Personal Care - 0.43%			TopBuild Corp (a)	359	10
Colgate-Palmolive Co	7,134	473
Estee Lauder Cos Inc/The	28,585	2,300			$5,098
		$2,773	Entertainment - 0.01%
Distribution & Wholesale - 0.08%			Gaming and Leisure Properties Inc	199	6
Fastenal Co	2,325	91	Regal Entertainment Group	881	17
Fossil Group Inc (a)	285	16	Six Flags Entertainment Corp	625	32
Genuine Parts Co	1,148	104			$55
HD Supply Holdings Inc (a)	1,457	43
			Environmental Control - 0.62%
Ingram Micro Inc	201	6	Clean Harbors Inc (a)	438	20
LKQ Corp (a)	2,456	73	Stericycle Inc (a)	32,662	3,965
Watsco Inc	251	31	Waste Management Inc	212	11
WW Grainger Inc	649	136			$3,996
		$500
			Food - 3.01%
Diversified Financial Services - 3.72%			Campbell Soup Co	898	46
Affiliated Managers Group Inc (a)	419	76
			ConAgra Foods Inc	38,118	1,546
Alliance Data Systems Corp (a)	8,371	2,488	Flowers Foods Inc	1,397	38
American Express Co	31,396	2,300	General Mills Inc	101,095	5,874
Ameriprise Financial Inc	1,362	157	Hain Celestial Group Inc/The (a)	777	39
Artisan Partners Asset Management Inc	293	11	Hershey Co/The	1,122	99
BlackRock Inc	336	118	Hormel Foods Corp	1,107	75
CBOE Holdings Inc	44,460	2,980	Ingredion Inc	150	14
Charles Schwab Corp/The	6,624	202	Kellogg Co	1,242	88
CoreLogic Inc/United States (a)	457	18
			Kraft Heinz Co/The	4,553	355
Credit Acceptance Corp (a)	94	18
			Kroger Co/The	162,567	6,145
Eaton Vance Corp	922	33	McCormick & Co Inc/MD	57,547	4,833
Federated Investors Inc	772	24	Pilgrim's Pride Corp	373	7
Interactive Brokers Group Inc - A Shares	144	6	Sysco Corp	1,024	42
Intercontinental Exchange Inc	219	55	Tyson Foods Inc	239	11
Invesco Ltd	462	15	Whole Foods Market Inc	2,622	78
Lazard Ltd	995	46			$19,290
Legg Mason Inc	245	11

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Forest Products & Paper - 0.02%			Housewares - 0.02%
International Paper Co	3,687	$157	Newell Rubbermaid Inc	1,179	$50
			Toro Co/The	517	39
			Tupperware Brands Corp	407	24
Hand & Machine Tools - 0.03%
Lincoln Electric Holdings Inc	622	37			$113
Regal Beloit Corp	84	5	Insurance - 1.43%
Snap-on Inc	480	80	Aflac Inc	36,810	2,347
Stanley Black & Decker Inc	526	56	American International Group Inc	41,207	2,599
		$178	AmTrust Financial Services Inc	89	6
			Aon PLC	2,480	231
Healthcare - Products - 2.11%
Align Technology Inc (a)	659	43	Arthur J Gallagher & Co	746	33
			Berkshire Hathaway Inc - Class B (a)	1,103	150
Baxter International Inc	1,910	71
			Erie Indemnity Co	230	20
Becton Dickinson and Co	1,157	165	Markel Corp (a)	15	13
Bio-Techne Corp	114	10
Boston Scientific Corp (a)	577	11	Marsh & McLennan Cos Inc	68,091	3,795
Bruker Corp (a)	829	15			$9,194
Cooper Cos Inc/The	13,364	2,036	Internet - 11.31%
CR Bard Inc	13,229	2,466	Alphabet Inc (a)	1,639	1,165
Danaher Corp	47,526	4,434	Alphabet Inc (a)	36,526	26,933
DENTSPLY International Inc	397	24	Amazon.com Inc (a)	23,722	14,848
Edwards Lifesciences Corp (a)	594	93	CDW Corp/DE	1,109	50
Henry Schein Inc (a)	661	100	eBay Inc (a)	15,149	423
Hill-Rom Holdings Inc	476	25	Expedia Inc	42,311	5,767
Hologic Inc (a)	1,959	76	F5 Networks Inc (a)	739	81
IDEXX Laboratories Inc (a)	733	50	Facebook Inc (a)	125,882	12,836
Intuitive Surgical Inc (a)	7,094	3,523	FireEye Inc (a)	1,039	27
Patterson Cos Inc	460	22	HomeAway Inc (a)	325	10
ResMed Inc	1,130	65	IAC/InterActiveCorp	637	43
Sirona Dental Systems Inc (a)	453	49	Liberty Ventures (a)	1,145	50
St Jude Medical Inc	1,527	98	LinkedIn Corp (a)	12,314	2,966
Stryker Corp	946	91	Netflix Inc (a)	2,372	257
Varian Medical Systems Inc (a)	803	63	Pandora Media Inc (a)	92,975	1,070
VWR Corp (a)	202	6	Priceline Group Inc/The (a)	291	423
Zimmer Biomet Holdings Inc	58	6	Splunk Inc (a)	31,781	1,785
		$13,542	TripAdvisor Inc (a)	16,726	1,401
			VeriSign Inc (a)	30,835	2,486
Healthcare - Services - 1.91%
Acadia Healthcare Co Inc (a)	417	26			$72,621
Aetna Inc	885	101	Iron & Steel - 0.00%
Anthem Inc	720	100	Steel Dynamics Inc	351	6
Centene Corp (a)	976	58
Cigna Corp	2,141	287
DaVita HealthCare Partners Inc (a)	444	34	Leisure Products & Services - 0.04%
Envision Healthcare Holdings Inc (a)	1,482	42	Brunswick Corp/DE	640	34
HCA Holdings Inc (a)	497	34	Harley-Davidson Inc	887	44
			Jarden Corp (a)	1,714	77
Health Net Inc/CA (a)	166	11
			Norwegian Cruise Line Holdings Ltd (a)	1,020	65
Humana Inc	766	137
Laboratory Corp of America Holdings (a)	58,031	7,123	Polaris Industries Inc	533	60
LifePoint Health Inc (a)	100	7			$280
MEDNAX Inc (a)	465	33
			Lodging - 0.40%
Premier Inc (a)	410	14
			Choice Hotels International Inc	394	21
Tenet Healthcare Corp (a)	830	26	Hilton Worldwide Holdings Inc	4,129	103
UnitedHealth Group Inc	35,769	4,212	Las Vegas Sands Corp	43,648	2,161
Universal Health Services Inc	161	20	Marriott International Inc/MD	1,158	89
		$12,265	Starwood Hotels & Resorts Worldwide Inc	1,340	107
Holding Companies - Diversified - 0.00%			Wyndham Worldwide Corp	982	80
Leucadia National Corp	365	7			$2,561
			Machinery - Construction & Mining - 0.01%
Home Builders - 0.03%			Caterpillar Inc	1,027	75
DR Horton Inc	1,255	37
Lennar Corp - A Shares	570	29	Machinery - Diversified - 0.46%
Lennar Corp - B Shares	172	7	Cognex Corp	770	29
NVR Inc (a)	35	57
			Cummins Inc	1,316	136
Thor Industries Inc	490	26	Deere & Co	332	26
Toll Brothers Inc (a)	609	22
			Flowserve Corp	523	24
		$178	Graco Inc	537	39
Home Furnishings - 0.03%			IDEX Corp	615	47
			Middleby Corp/The (a)	485	57
Harman International Industries Inc	574	63
Leggett & Platt Inc	1,201	54	Nordson Corp	530	38
Tempur Sealy International Inc (a)	509	40	Rockwell Automation Inc	1,381	151
Whirlpool Corp	75	12	Roper Technologies Inc	212	39
		$169	Wabtec Corp/DE	28,052	2,325

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Packaging & Containers (continued)
Zebra Technologies Corp (a)	419	$32	Owens-Illinois Inc (a)	133	$3
		$2,943	Packaging Corp of America	791	54
			Sealed Air Corp	1,673	82
Media - 4.92%			Silgan Holdings Inc	375	19
AMC Networks Inc (a)	546	40
			WestRock Co	735	40
Cablevision Systems Corp	381	12			$334
CBS Corp	2,720	127
Comcast Corp - Class A	254,860	15,959	Pharmaceuticals - 9.36%
Comcast Corp - Special Class A	1,903	119	Abbott Laboratories	72,980	3,269
Discovery Communications Inc - A Shares (a)	1,105	32	AbbVie Inc	44,561	2,654
Discovery Communications Inc - C Shares (a)	1,958	54	Agios Pharmaceuticals Inc (a)	193	14
DISH Network Corp (a)	1,156	73	Akorn Inc (a)	585	16
FactSet Research Systems Inc	473	83	Alkermes PLC (a)	919	66
Scripps Networks Interactive Inc	778	47	Allergan PLC (a)	9,332	2,878
Sirius XM Holdings Inc (a)	484,295	1,976	AmerisourceBergen Corp	1,914	185
Starz (a)	796	27	Baxalta Inc	2,581	89
Time Warner Cable Inc	1,579	299	Bristol-Myers Squibb Co	84,753	5,589
Time Warner Inc	2,347	177	Cardinal Health Inc	49,840	4,097
Twenty-First Century Fox Inc - A Shares	4,711	145	Eli Lilly & Co	7,368	601
Twenty-First Century Fox Inc - B Shares	2,679	83	Endo International PLC (a)	561	34
Viacom Inc	135	7	Express Scripts Holding Co (a)	155,713	13,450
Viacom Inc	2,674	132	Herbalife Ltd (a)	595	33
Walt Disney Co/The	107,204	12,193	Jazz Pharmaceuticals PLC (a)	6,800	934
		$31,585	Johnson & Johnson	90,341	9,127
			Mallinckrodt PLC (a)	344	23
Metal Fabrication & Hardware - 0.01%			McKesson Corp	17,967	3,212
Precision Castparts Corp	145	34	Mead Johnson Nutrition Co	51,232	4,201
Valmont Industries Inc	29	3	Merck & Co Inc	2,406	131
		$37	Mylan NV (a)	2,662	117
			OPKO Health Inc (a)	2,260	21
Mining - 0.00%
Compass Minerals International Inc	289	24	Perrigo Co PLC	12,106	1,910
Tahoe Resources Inc	493	4	Pfizer Inc	94,784	3,206
			Quintiles Transnational Holdings Inc (a)	560	36
		$28
			Teva Pharmaceutical Industries Ltd ADR	39,071	2,313
Miscellaneous Manufacturers - 1.76%			VCA Inc (a)	672	37
3M Co	58,438	9,187	Zoetis Inc	42,611	1,833
AO Smith Corp	668	51			$60,076
AptarGroup Inc	161	12
Carlisle Cos Inc	185	16	Pipelines - 0.04%
Donaldson Co Inc	1,045	32	ONEOK Inc	730	25
Illinois Tool Works Inc	2,770	255	Williams Cos Inc/The	5,784	228
Ingersoll-Rand PLC	102	6			$253
Parker-Hannifin Corp	16,347	1,711	Real Estate - 0.02%
Textron Inc	622	26	CBRE Group Inc (a)	2,268	85
		$11,296	Jones Lang LaSalle Inc	272	45
			Realogy Holdings Corp (a)	478	19
Office & Business Equipment - 0.00%
Pitney Bowes Inc	862	18			$149
			REITS - 0.81%
Oil & Gas - 0.41%			American Tower Corp	2,369	242
Cabot Oil & Gas Corp	3,135	68	Boston Properties Inc	1,423	179
Concho Resources Inc (a)	21,338	2,473	Columbia Property Trust Inc	199	5
Continental Resources Inc/OK (a)	240	8	Crown Castle International Corp	1,844	158
CVR Energy Inc	85	4	Digital Realty Trust Inc	637	47
EOG Resources Inc	455	39	Empire State Realty Trust Inc	686	12
HollyFrontier Corp	238	12	Equinix Inc	502	149
Marathon Petroleum Corp	455	24	Equity LifeStyle Properties Inc	702	42
Murphy USA Inc (a)	168	10	Extra Space Storage Inc	972	77
Range Resources Corp	146	5	Federal Realty Investment Trust	540	78
Tesoro Corp	69	7	Healthcare Trust of America Inc	201	5
		$2,650	Iron Mountain Inc	669	21
			Lamar Advertising Co	675	38
Oil & Gas Services - 0.82%			Omega Healthcare Investors Inc	522	18
FMC Technologies Inc (a)	1,159	39
			Plum Creek Timber Co Inc	590	24
Halliburton Co	58,254	2,236	Post Properties Inc	241	14
Oceaneering International Inc	157	7	Public Storage	1,320	303
Schlumberger Ltd	37,789	2,953	Simon Property Group Inc	17,837	3,594
Targa Resources Corp	219	13	Tanger Factory Outlet Centers Inc	821	29
		$5,248	Taubman Centers Inc	225	17
Packaging & Containers - 0.05%			Welltower Inc	1,818	118
Ball Corp	1,098	75	Weyerhaeuser Co	443	13
Bemis Co Inc	139	6			$5,183
Crown Holdings Inc (a)	560	30
Graphic Packaging Holding Co	1,789	25
See accompanying notes			322

Schedule of Investments
LargeCap Growth Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail - 11.99%			Semiconductors (continued)
Advance Auto Parts Inc	582	$116	Xilinx Inc	67,905	$3,233
AutoNation Inc (a)	668	42			$14,556
AutoZone Inc (a)	9,142	7,171
Bed Bath & Beyond Inc (a)	1,394	83	Shipbuilding - 0.01%
Brinker International Inc	593	27	Huntington Ingalls Industries Inc	432	52
CarMax Inc (a)	1,616	95
Chipotle Mexican Grill Inc (a)	5,243	3,357	Software - 7.11%
Coach Inc	401	13	Adobe Systems Inc (a)	36,040	3,195
Copart Inc (a)	1,130	41	Akamai Technologies Inc (a)	1,400	85
Costco Wholesale Corp	45,094	7,130	Allscripts Healthcare Solutions Inc (a)	770	11
CVS Health Corp	61,004	6,026	ANSYS Inc (a)	198	19
Darden Restaurants Inc	301	19	Autodesk Inc (a)	1,332	74
Dick's Sporting Goods Inc	632	28	Black Knight Financial Services Inc (a)	310	11
Dillard's Inc	88	8	Broadridge Financial Solutions Inc	1,027	61
Dollar General Corp	3,780	256	CDK Global Inc	1,304	65
Dollar Tree Inc (a)	170,239	11,149	Cerner Corp (a)	30,146	1,999
Domino's Pizza Inc	473	50	Citrix Systems Inc (a)	41,496	3,407
DSW Inc	276	7	Dun & Bradstreet Corp/The	130	15
Dunkin' Brands Group Inc	806	33	Electronic Arts Inc (a)	49,323	3,555
Foot Locker Inc	1,273	86	Fidelity National Information Services Inc	675	49
Gap Inc/The	1,998	54	Fiserv Inc (a)	40,503	3,909
GNC Holdings Inc	784	23	IMS Health Holdings Inc (a)	1,131	31
Home Depot Inc/The	67,104	8,297	Inovalon Holdings Inc (a)	362	8
L Brands Inc	1,368	131	Intuit Inc	26,450	2,577
Liberty Interactive Corp QVC Group (a)	1,754	48	King Digital Entertainment PLC	1,052	16
Lowe's Cos Inc	9,054	669	Microsoft Corp	216,045	11,373
lululemon athletica Inc (a)	869	43	MSCI Inc	911	61
Macy's Inc	36,261	1,849	Oracle Corp	365,082	14,180
McDonald's Corp	35,092	3,939	Paychex Inc	2,249	116
Michaels Cos Inc/The (a)	820	19	PTC Inc (a)	997	35
Nordstrom Inc	1,152	75	Rackspace Hosting Inc (a)	1,074	28
Nu Skin Enterprises Inc	204	8	Red Hat Inc (a)	1,452	115
O'Reilly Automotive Inc (a)	29,090	8,036	salesforce.com inc (a)	3,669	285
Panera Bread Co (a)	224	40	ServiceNow Inc (a)	1,179	96
Penske Automotive Group Inc	267	13	SolarWinds Inc (a)	657	38
Rite Aid Corp (a)	5,191	41	SS&C Technologies Holdings Inc	624	46
Ross Stores Inc	73,276	3,706	Tableau Software Inc (a)	399	33
Sally Beauty Holdings Inc (a)	1,429	34	Ultimate Software Group Inc/The (a)	233	48
Signet Jewelers Ltd	655	99	Veeva Systems Inc (a)	648	16
Starbucks Corp	13,462	842	VMware Inc (a)	672	40
Target Corp	2,117	163	Workday Inc (a)	803	63
Tiffany & Co	679	56			$45,660
TJX Cos Inc/The	169,359	12,395
Tractor Supply Co	1,108	102	Telecommunications - 2.32%
Ulta Salon Cosmetics & Fragrance Inc (a)	529	92	Arista Networks Inc (a)	318	21
Urban Outfitters Inc (a)	836	24	ARRIS Group Inc (a)	297	8
Vista Outdoor Inc (a)	171	8	AT&T Inc	48,768	1,634
Walgreens Boots Alliance Inc	2,561	217	Cisco Systems Inc	77,733	2,243
			CommScope Holding Co Inc (a)	485	16
Williams-Sonoma Inc	774	57
World Fuel Services Corp	170	8	Juniper Networks Inc	712	22
			Level 3 Communications Inc (a)	303	15
Yum! Brands Inc	2,390	170
		$76,995	Motorola Solutions Inc	1,603	112
			Verizon Communications Inc	230,875	10,824
Semiconductors - 2.27%			Zayo Group Holdings Inc (a)	985	26
Altera Corp	517	27			$14,921
Analog Devices Inc	1,585	95
Applied Materials Inc	4,030	68	Textiles - 0.01%
			Mohawk Industries Inc (a)	361	71
Atmel Corp	3,356	25
Avago Technologies Ltd	1,572	194
Broadcom Corp	222	11	Toys, Games & Hobbies - 0.01%
Freescale Semiconductor Ltd (a)	888	30
			Hasbro Inc	773	59
Intel Corp	7,048	239
IPG Photonics Corp (a)	316	26
KLA-Tencor Corp	1,217	82	Transportation - 1.88%
Lam Research Corp	911	70	CH Robinson Worldwide Inc	1,201	83
Linear Technology Corp	1,891	84	CSX Corp	3,039	82
Maxim Integrated Products Inc	66,943	2,743	Expeditors International of Washington Inc	99,860	4,972
Microchip Technology Inc	1,630	79	FedEx Corp	19,447	3,035
Micron Technology Inc (a)	2,607	43	Genesee & Wyoming Inc (a)	172	12
ON Semiconductor Corp (a)	3,254	36	JB Hunt Transport Services Inc	767	59
Qorvo Inc (a)	1,179	52	Landstar System Inc	439	28
			Old Dominion Freight Line Inc (a)	616	38
QUALCOMM Inc	95,069	5,648
Skyworks Solutions Inc	14,756	1,140	Teekay Corp	156	5
Texas Instruments Inc	11,118	631	Union Pacific Corp	37,142	3,318

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Transportation (continued)
United Parcel Service Inc	3,911	$403
$12,035
TOTAL COMMON STOCKS	$620,474
INVESTMENT COMPANIES - 3.11%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 3.11%
Cash Account Trust - Government & Agency	307,872	308
Portfolio - Government Cash Managed
First American Government Obligations Fund	8,141,372	8,141
Morgan Stanley Institutional Liquidity Funds -	11,524,393	11,525
Government Portfolio
$19,974
TOTAL INVESTMENT COMPANIES	$19,974
Total Investments	$640,448
Other Assets in Excess of Liabilities, Net - 0.23%	$1,496
TOTAL NET ASSETS - 100.00%	$641,944

(a)	Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $30 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	27.83%
Communications	18.61%
Technology	16.54%
Consumer, Cyclical	14.33%
Industrial	9.45%
Financial	6.01%
Exchange Traded Funds	3.11%
Basic Materials	2.61%
Energy	1.27%
Utilities	0.01%
Diversified	0.00%
Other Assets in Excess of Liabilities, Net	0.23%
TOTAL NET ASSETS	100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2015	Long	238	$24,083	$24,677	$594
Total	$594

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2015

COMMON STOCKS - 98.00%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.24%			Beverages - 2.23%
Interpublic Group of Cos Inc/The	107,742	$2,471	Brown-Forman Corp - B Shares	27,856	$2,958
Nielsen Holdings PLC	96,311	4,576	Coca-Cola Co/The	1,027,803	43,527
Omnicom Group Inc	63,781	4,778	Coca-Cola Enterprises Inc	55,330	2,841
		$11,825	Constellation Brands Inc	45,151	6,086
			Dr Pepper Snapple Group Inc	50,113	4,479
Aerospace & Defense - 2.04%			Keurig Green Mountain Inc	31,546	1,601
Boeing Co/The	167,684	24,829	Molson Coors Brewing Co	41,490	3,655
General Dynamics Corp	79,641	11,833	Monster Beverage Corp (a)	39,922	5,442
Harris Corp	32,572	2,577	PepsiCo Inc	385,653	39,410
L-3 Communications Holdings Inc	21,089	2,666			$109,999
Lockheed Martin Corp	70,111	15,412
Northrop Grumman Corp	49,196	9,237	Biotechnology - 2.95%
Raytheon Co	79,690	9,356	Alexion Pharmaceuticals Inc (a)	59,372	10,449
Rockwell Collins Inc	34,593	3,000	Amgen Inc	199,062	31,488
United Technologies Corp	217,441	21,398	Biogen Inc (a)	58,483	16,990
		$100,308	Celgene Corp (a)	207,540	25,467
			Gilead Sciences Inc	385,289	41,661
Agriculture - 1.72%			Regeneron Pharmaceuticals Inc (a)	20,298	11,314
Altria Group Inc	514,740	31,126	Vertex Pharmaceuticals Inc (a)	64,229	8,012
Archer-Daniels-Midland Co	159,864	7,299			$145,381
Philip Morris International Inc	406,706	35,953
Reynolds American Inc	217,605	10,515	Building Materials - 0.18%
		$84,893	Martin Marietta Materials Inc	17,589	2,729
			Masco Corp	90,297	2,618
Airlines - 0.67%			Vulcan Materials Co	34,965	3,377
American Airlines Group Inc	176,372	8,152			$8,724
Delta Air Lines Inc	208,815	10,616
Southwest Airlines Co	173,100	8,013	Chemicals - 2.17%
United Continental Holdings Inc (a)	99,173	5,981	Air Products & Chemicals Inc	50,795	7,060
		$32,762	Airgas Inc	17,638	1,696
			CF Industries Holdings Inc	61,181	3,106
Apparel - 0.83%			Dow Chemical Co/The	304,035	15,709
Hanesbrands Inc	105,662	3,375	Eastman Chemical Co	39,028	2,817
Michael Kors Holdings Ltd (a)	50,778	1,962
			Ecolab Inc	69,723	8,391
NIKE Inc	177,967	23,319	EI du Pont de Nemours & Co	237,546	15,060
Ralph Lauren Corp	15,690	1,738	FMC Corp	35,077	1,428
Under Armour Inc (a)	47,245	4,492
			International Flavors & Fragrances Inc	21,156	2,455
VF Corp	89,394	6,036	LyondellBasell Industries NV	97,844	9,091
		$40,922	Monsanto Co	122,820	11,449
Automobile Manufacturers - 0.68%			Mosaic Co/The	88,514	2,991
Ford Motor Co	1,023,073	15,152	PPG Industries Inc	71,072	7,410
General Motors Co	378,419	13,211	Praxair Inc	75,207	8,355
PACCAR Inc	93,189	4,906	Sherwin-Williams Co/The	20,800	5,550
		$33,269	Sigma-Aldrich Corp	31,353	4,381
					$106,949
Automobile Parts & Equipment - 0.38%
BorgWarner Inc	59,414	2,544	Coal - 0.01%
Delphi Automotive PLC	74,649	6,210	CONSOL Energy Inc	60,120	400
Goodyear Tire & Rubber Co/The	70,725	2,323
Johnson Controls Inc	171,712	7,758	Commercial Services - 1.63%
		$18,835	ADT Corp/The	44,612	1,474
			Automatic Data Processing Inc	122,288	10,638
Banks - 7.08%
			Cintas Corp	23,436	2,182
Bank of America Corp	2,748,301	46,116
			Equifax Inc	31,042	3,308
Bank of New York Mellon Corp/The	290,493	12,099
			H&R Block Inc	61,857	2,305
BB&T Corp	204,669	7,603
			MasterCard Inc	262,003	25,936
Capital One Financial Corp	142,403	11,236
			McGraw Hill Financial Inc	71,539	6,627
Citigroup Inc	790,173	42,014
			Moody's Corp	45,748	4,399
Comerica Inc	46,711	2,027	PayPal Holdings Inc (a)	291,158	10,485
Fifth Third Bancorp	210,876	4,017	Quanta Services Inc (a)	53,597	1,078
Goldman Sachs Group Inc/The	105,686	19,816
			Robert Half International Inc	35,310	1,859
Huntington Bancshares Inc/OH	210,828	2,313
			Total System Services Inc	44,428	2,330
JPMorgan Chase & Co	970,851	62,377	United Rentals Inc (a)	25,037	1,874
KeyCorp	220,750	2,742	Verisk Analytics Inc (a)	40,637	2,910
M&T Bank Corp	34,978	4,192
			Western Union Co/The	134,265	2,585
Morgan Stanley	400,000	13,188
Northern Trust Corp	57,462	4,045			$79,990
PNC Financial Services Group Inc/The	134,835	12,170	Computers - 5.77%
Regions Financial Corp	347,827	3,252	Accenture PLC - Class A	163,853	17,565
State Street Corp	107,141	7,393	Apple Inc	1,497,132	178,907
SunTrust Banks Inc	136,002	5,647	Cognizant Technology Solutions Corp (a)	160,019	10,899
US Bancorp	434,576	18,330	Computer Sciences Corp	36,316	2,418
Wells Fargo & Co	1,226,368	66,396	EMC Corp/MA	505,297	13,249
Zions Bancorporation	53,600	1,542	Hewlett-Packard Co	474,237	12,785
		$348,515	International Business Machines Corp	236,583	33,141

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electrical Components & Equipment (continued)
NetApp Inc	78,780	$2,678	Emerson Electric Co	172,518	$8,148
SanDisk Corp	53,671	4,133			$11,633
Seagate Technology PLC	79,292	3,018
Teradata Corp (a)	37,174	1,045	Electronics - 1.37%
Western Digital Corp	60,487	4,042	Agilent Technologies Inc	87,003	3,285
		$283,880	Allegion PLC	25,153	1,639
			Amphenol Corp	81,160	4,401
Consumer Products - 0.35%			Corning Inc	321,844	5,986
Avery Dennison Corp	24,005	1,560	FLIR Systems Inc	36,819	982
Clorox Co/The	33,772	4,118	Garmin Ltd	31,078	1,102
Kimberly-Clark Corp	95,632	11,448	Honeywell International Inc	205,235	21,197
		$17,126	PerkinElmer Inc	29,766	1,537
			TE Connectivity Ltd	105,637	6,807
Cosmetics & Personal Care - 1.52%			Thermo Fisher Scientific Inc	104,614	13,682
Colgate-Palmolive Co	236,311	15,679	Tyco International PLC	110,660	4,033
Estee Lauder Cos Inc/The	59,295	4,771	Waters Corp (a)	21,598	2,760
Procter & Gamble Co/The	712,127	54,392			$67,411
		$74,842
			Energy - Alternate Sources - 0.02%
Distribution & Wholesale - 0.21%			First Solar Inc (a)	19,867	1,134
Fastenal Co	76,176	2,983
Fossil Group Inc (a)	10,870	592
Genuine Parts Co	39,798	3,612	Engineering & Construction - 0.06%
WW Grainger Inc	15,934	3,346	Fluor Corp	38,051	1,819
		$10,533	Jacobs Engineering Group Inc (a)	32,500	1,305
					$3,124
Diversified Financial Services - 2.68%
Affiliated Managers Group Inc (a)	14,251	2,569	Environmental Control - 0.23%
Alliance Data Systems Corp (a)	16,127	4,795	Republic Services Inc	63,204	2,765
American Express Co	223,436	16,369	Stericycle Inc (a)	22,271	2,703
Ameriprise Financial Inc	46,788	5,397	Waste Management Inc	110,417	5,936
BlackRock Inc	33,633	11,838			$11,404
Charles Schwab Corp/The	314,304	9,593
			Food - 1.76%
CME Group Inc/IL	88,670	8,377
			Campbell Soup Co	47,282	2,401
Discover Financial Services	114,280	6,425
E*TRADE Financial Corp (a)	76,179	2,172	ConAgra Foods Inc	113,343	4,596
			General Mills Inc	157,186	9,134
Franklin Resources Inc	101,521	4,138
			Hershey Co/The	38,346	3,401
Intercontinental Exchange Inc	29,006	7,321
			Hormel Foods Corp	35,383	2,390
Invesco Ltd	112,551	3,733
			JM Smucker Co/The	31,388	3,685
Legg Mason Inc	28,801	1,289
			Kellogg Co	66,834	4,713
Nasdaq Inc	31,044	1,797
			Kraft Heinz Co/The	156,018	12,165
Navient Corp	98,194	1,295
			Kroger Co/The	255,027	9,640
T Rowe Price Group Inc	67,263	5,086
			McCormick & Co Inc/MD	30,444	2,557
Visa Inc	512,296	39,744
			Mondelez International Inc	423,015	19,526
		$131,938	Sysco Corp	145,250	5,992
Electric - 2.63%			Tyson Foods Inc	79,903	3,544
AES Corp/VA	179,262	1,963	Whole Foods Market Inc	93,948	2,815
Ameren Corp	63,698	2,782			$86,559
American Electric Power Co Inc	128,786	7,296
			Forest Products & Paper - 0.10%
CMS Energy Corp	72,633	2,620
			International Paper Co	109,669	4,682
Consolidated Edison Inc	76,887	5,055
Dominion Resources Inc/VA	156,027	11,145
DTE Energy Co	47,117	3,844	Gas - 0.24%
Duke Energy Corp	180,706	12,915	AGL Resources Inc	31,526	1,971
Edison International	85,534	5,177	CenterPoint Energy Inc	112,956	2,095
Entergy Corp	47,131	3,212	NiSource Inc	83,447	1,599
Eversource Energy	83,267	4,242	Sempra Energy	61,830	6,332
Exelon Corp	226,200	6,316			$11,997
FirstEnergy Corp	110,906	3,460
NextEra Energy Inc	120,834	12,405	Hand & Machine Tools - 0.14%
NRG Energy Inc	86,806	1,119	Snap-on Inc	15,271	2,533
Pepco Holdings Inc	66,542	1,772	Stanley Black & Decker Inc	40,229	4,264
PG&E Corp	128,420	6,858			$6,797
Pinnacle West Capital Corp	29,091	1,848	Healthcare - Products - 2.04%
PPL Corp	175,886	6,050	Baxter International Inc	143,220	5,355
Public Service Enterprise Group Inc	132,803	5,483	Becton Dickinson and Co	55,197	7,867
SCANA Corp	37,519	2,222	Boston Scientific Corp (a)	352,828	6,450
Southern Co/The	238,488	10,756	CR Bard Inc	19,479	3,630
TECO Energy Inc	61,751	1,667	Danaher Corp	156,109	14,566
WEC Energy Group Inc	82,876	4,273	DENTSPLY International Inc	36,703	2,233
Xcel Energy Inc	133,157	4,744	Edwards Lifesciences Corp (a)	28,226	4,436
		$129,224	Henry Schein Inc (a)	21,894	3,322
			Intuitive Surgical Inc (a)	9,718	4,826
Electrical Components & Equipment - 0.24%
AMETEK Inc	63,575	3,485	Medtronic PLC	371,266	27,444

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Internet (continued)
Patterson Cos Inc	22,796	$1,080	TripAdvisor Inc (a)	29,643	$2,484
St Jude Medical Inc	73,966	4,720	VeriSign Inc (a)	26,219	2,113
Stryker Corp	83,040	7,940	Yahoo! Inc (a)	227,371	8,099
Varian Medical Systems Inc (a)	25,916	2,035			$296,540
Zimmer Biomet Holdings Inc	44,847	4,690
		$100,594	Iron & Steel - 0.07%
			Nucor Corp	83,904	3,549
Healthcare - Services - 1.71%
Aetna Inc	91,517	10,504
			Leisure Products & Services - 0.28%
Anthem Inc	68,674	9,556
			Carnival Corp	121,523	6,572
Cigna Corp	67,600	9,061
DaVita HealthCare Partners Inc (a)	44,694	3,464	Harley-Davidson Inc	54,072	2,674
HCA Holdings Inc (a)	83,930	5,774	Royal Caribbean Cruises Ltd	45,038	4,429
Humana Inc	38,892	6,947			$13,675
Laboratory Corp of America Holdings (a)	26,410	3,242	Lodging - 0.24%
Quest Diagnostics Inc	37,686	2,561	Marriott International Inc/MD	52,352	4,020
Tenet Healthcare Corp (a)	26,138	820	Starwood Hotels & Resorts Worldwide Inc	44,729	3,572
UnitedHealth Group Inc	250,338	29,485	Wyndham Worldwide Corp	31,007	2,522
Universal Health Services Inc	24,083	2,940	Wynn Resorts Ltd	21,325	1,492
		$84,354			$11,606

Holding Companies - Diversified - 0.04%			Machinery - Construction & Mining - 0.23%
Leucadia National Corp	88,544	1,772	Caterpillar Inc	158,208	11,548

Home Builders - 0.13%			Machinery - Diversified - 0.47%
DR Horton Inc	85,698	2,523	Cummins Inc	43,617	4,515
Lennar Corp - A Shares	45,663	2,286	Deere & Co	81,845	6,384
PulteGroup Inc	84,282	1,545	Flowserve Corp	35,013	1,623
		$6,354	Rockwell Automation Inc	35,206	3,843
			Roper Technologies Inc	26,427	4,924
Home Furnishings - 0.14%
			Xylem Inc/NY	47,648	1,735
Harman International Industries Inc	18,684	2,054
Leggett & Platt Inc	35,921	1,618			$23,024
Whirlpool Corp	20,587	3,297	Media - 3.06%
		$6,969	Cablevision Systems Corp	58,370	1,902
			CBS Corp	116,670	5,427
Housewares - 0.06%
			Comcast Corp - Class A	555,193	34,766
Newell Rubbermaid Inc	70,305	2,983
			Comcast Corp - Special Class A	96,662	6,062
			Discovery Communications Inc - A Shares (a)	39,196	1,154
Insurance - 3.97%			Discovery Communications Inc - C Shares (a)	67,687	1,863
ACE Ltd	85,008	9,652	News Corp	28,300	438
Aflac Inc	113,069	7,208	News Corp	100,023	1,540
Allstate Corp/The	105,114	6,505	Scripps Networks Interactive Inc	24,730	1,486
American International Group Inc	339,683	21,420	TEGNA Inc	59,455	1,608
Aon PLC	73,519	6,860	Time Warner Cable Inc	74,289	14,070
Assurant Inc	17,541	1,430	Time Warner Inc	214,114	16,131
Berkshire Hathaway Inc - Class B (a)	491,822	66,898	Twenty-First Century Fox Inc - A Shares	320,532	9,837
Chubb Corp/The	59,588	7,708	Twenty-First Century Fox Inc - B Shares	113,203	3,496
Cincinnati Financial Corp	38,771	2,335	Viacom Inc	91,218	4,498
Genworth Financial Inc (a)	130,587	611	Walt Disney Co/The	407,663	46,368
Hartford Financial Services Group Inc/The	108,909	5,038			$150,646
Lincoln National Corp	65,882	3,525
Loews Corp	75,302	2,746	Metal Fabrication & Hardware - 0.17%
Marsh & McLennan Cos Inc	139,138	7,756	Precision Castparts Corp	36,097	8,332
MetLife Inc	293,214	14,772
Progressive Corp/The	153,824	5,096	Mining - 0.19%
Prudential Financial Inc	118,400	9,768	Alcoa Inc	343,861	3,071
Torchmark Corp	30,547	1,772	Freeport-McMoRan Inc	298,230	3,510
Travelers Cos Inc/The	81,700	9,223	Newmont Mining Corp	138,892	2,703
Unum Group	64,761	2,244			$9,284
XL Group PLC	79,366	3,022
		$195,589	Miscellaneous Manufacturers - 2.71%
			3M Co	164,013	25,784
Internet - 6.02%			Dover Corp	41,076	2,647
Alphabet Inc (a)	76,103	56,118	Eaton Corp PLC	122,732	6,862
Alphabet Inc (a)	77,650	55,194	General Electric Co	2,650,610	76,656
Amazon.com Inc (a)	100,685	63,019	Illinois Tool Works Inc	86,498	7,953
eBay Inc (a)	294,235	8,209	Ingersoll-Rand PLC	69,662	4,128
Expedia Inc	26,265	3,580	Parker-Hannifin Corp	36,339	3,805
F5 Networks Inc (a)	18,640	2,054	Pentair PLC	47,270	2,643
Facebook Inc (a)	593,247	60,493	Textron Inc	72,568	3,060
Netflix Inc (a)	111,838	12,121			$133,538
Priceline Group Inc/The (a)	13,310	19,356
Symantec Corp	179,615	3,700	Office & Business Equipment - 0.07%
			Pitney Bowes Inc	53,009	1,094

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Office & Business Equipment (continued)			Pipelines (continued)
Xerox Corp	263,754	$2,477	ONEOK Inc	54,912	$1,863
		$3,571	Spectra Energy Corp	176,252	5,035
			Williams Cos Inc/The	179,107	7,064
Oil & Gas - 5.35%					$28,599
Anadarko Petroleum Corp	133,368	8,920
Apache Corp	99,232	4,677	Publicly Traded Investment Fund - 0.33%
Cabot Oil & Gas Corp	108,636	2,359	iShares Core S&P 500 ETF	77,069	16,111
Chesapeake Energy Corp	135,761	968
Chevron Corp	494,010	44,896
			Real Estate - 0.06%
Cimarex Energy Co	24,797	2,928	CBRE Group Inc (a)	76,098	2,837
ConocoPhillips	323,819	17,276
Devon Energy Corp	101,425	4,253
Diamond Offshore Drilling Inc	16,923	336	REITS - 2.55%
Ensco PLC	61,891	1,029	American Tower Corp	111,123	11,360
EOG Resources Inc	144,173	12,377	Apartment Investment & Management Co	41,028	1,608
EQT Corp	40,010	2,643	AvalonBay Communities Inc	34,890	6,100
Exxon Mobil Corp	1,094,603	90,567	Boston Properties Inc	40,317	5,074
Helmerich & Payne Inc	28,287	1,592	Crown Castle International Corp	87,622	7,488
Hess Corp	63,303	3,558	Equinix Inc	14,953	4,436
Marathon Oil Corp	177,781	3,268	Equity Residential	95,582	7,390
Marathon Petroleum Corp	140,757	7,291	Essex Property Trust Inc	17,259	3,805
Murphy Oil Corp	42,631	1,212	General Growth Properties Inc	153,457	4,443
Newfield Exploration Co (a)	42,783	1,719	HCP Inc	121,442	4,518
Noble Energy Inc	111,592	3,999	Host Hotels & Resorts Inc	197,191	3,417
Occidental Petroleum Corp	200,559	14,950	Iron Mountain Inc	50,366	1,543
Phillips 66	125,704	11,194	Kimco Realty Corp	108,460	2,903
Pioneer Natural Resources Co	39,197	5,376	Macerich Co/The	35,329	2,994
Range Resources Corp	44,462	1,353	Plum Creek Timber Co Inc	45,871	1,869
Southwestern Energy Co (a)	100,927	1,114	Prologis Inc	137,598	5,880
Tesoro Corp	32,316	3,456	Public Storage	38,597	8,856
Transocean Ltd	89,717	1,420	Realty Income Corp	61,660	3,050
Valero Energy Corp	130,506	8,603	Simon Property Group Inc	81,229	16,364
		$263,334	SL Green Realty Corp	26,151	3,102
			Ventas Inc	87,291	4,689
Oil & Gas Services - 1.01%			Vornado Realty Trust	46,516	4,677
Baker Hughes Inc	114,431	6,028	Welltower Inc	92,380	5,993
Cameron International Corp (a)	50,278	3,420
FMC Technologies Inc (a)	60,243	2,038	Weyerhaeuser Co	134,991	3,959
					$125,518
Halliburton Co	224,396	8,612
National Oilwell Varco Inc	100,761	3,793	Retail - 6.49%
Schlumberger Ltd	332,217	25,966	Advance Auto Parts Inc	19,221	3,814
		$49,857	AutoNation Inc (a)	20,549	1,298
			AutoZone Inc (a)	8,104	6,357
Packaging & Containers - 0.20%			Bed Bath & Beyond Inc (a)	44,523	2,655
Ball Corp	36,272	2,485	Best Buy Co Inc	80,573	2,822
Owens-Illinois Inc (a)	42,206	909
			CarMax Inc (a)	54,617	3,223
Sealed Air Corp	54,039	2,654	Chipotle Mexican Grill Inc (a)	8,175	5,234
WestRock Co	68,742	3,696	Coach Inc	72,622	2,266
		$9,744	Costco Wholesale Corp	115,378	18,244
Pharmaceuticals - 7.37%			CVS Health Corp	292,585	28,901
Abbott Laboratories	391,284	17,530	Darden Restaurants Inc	29,928	1,852
AbbVie Inc	434,558	25,878	Dollar General Corp	77,356	5,242
Allergan PLC (a)	103,341	31,878	Dollar Tree Inc (a)	61,620	4,035
AmerisourceBergen Corp	53,921	5,204	GameStop Corp	28,017	1,291
Baxalta Inc	142,179	4,899	Gap Inc/The	62,453	1,700
Bristol-Myers Squibb Co	437,768	28,871	Home Depot Inc/The	337,114	41,681
Cardinal Health Inc	85,941	7,064	Kohl's Corp	51,948	2,396
Eli Lilly & Co	256,101	20,890	L Brands Inc	67,451	6,474
Endo International PLC (a)	54,672	3,280	Lowe's Cos Inc	242,900	17,933
Express Scripts Holding Co (a)	177,399	15,324	Macy's Inc	86,892	4,430
Johnson & Johnson	726,971	73,446	McDonald's Corp	247,252	27,754
Mallinckrodt PLC (a)	30,805	2,023	Nordstrom Inc	36,568	2,385
McKesson Corp	61,012	10,909	O'Reilly Automotive Inc (a)	26,096	7,209
Mead Johnson Nutrition Co	53,224	4,364	PVH Corp	21,669	1,971
Merck & Co Inc	739,449	40,418	Ross Stores Inc	108,632	5,495
Mylan NV (a)	108,399	4,779	Signet Jewelers Ltd	20,895	3,154
Perrigo Co PLC	38,402	6,058	Staples Inc	168,955	2,195
Pfizer Inc (b)	1,619,110	54,758	Starbucks Corp	389,646	24,380
Zoetis Inc	120,508	5,183	Target Corp	164,981	12,733
		$362,756	Tiffany & Co	29,451	2,428
			TJX Cos Inc/The	177,042	12,958
Pipelines - 0.58%			Tractor Supply Co	35,656	3,294
Columbia Pipeline Group Inc	83,383	1,732	Urban Outfitters Inc (a)	24,892	712
Kinder Morgan Inc/DE	471,867	12,905	Walgreens Boots Alliance Inc	229,405	19,426

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)			Transportation (continued)
Wal-Mart Stores Inc	414,289	$23,714	Norfolk Southern Corp	79,122	$6,332
Yum! Brands Inc	113,204	8,027	Ryder System Inc	14,012	1,006
		$319,683	Union Pacific Corp	227,794	20,353
			United Parcel Service Inc	183,363	18,890
Savings & Loans - 0.05%					$73,606
Hudson City Bancorp Inc	126,505	1,280
			TOTAL COMMON STOCKS		$4,823,917
People's United Financial Inc	81,382	1,298
			INVESTMENT COMPANIES - 1.81%	Shares Held	Value (000	's)
		$2,578
			Publicly Traded Investment Fund - 1.81%
Semiconductors - 2.87%
			Morgan Stanley Institutional Liquidity Funds -	88,905,935	88,906
Altera Corp	79,407	4,173
			Government Portfolio
Analog Devices Inc	82,348	4,951
Applied Materials Inc	315,197	5,286
Avago Technologies Ltd	68,209	8,398	TOTAL INVESTMENT COMPANIES		$88,906
Broadcom Corp	146,753	7,543	Total Investments		$4,912,823
Intel Corp	1,248,065	42,259	Other Assets in Excess of Liabilities, Net - 0.19%		$9,539
KLA-Tencor Corp	41,356	2,776	TOTAL NET ASSETS - 100.00%		$4,922,362
Lam Research Corp	41,528	3,181
Linear Technology Corp	62,943	2,796
Microchip Technology Inc	55,417	2,676	(a) Non-Income Producing Security
Micron Technology Inc (a)	282,596	4,680	(b)	Security or a portion of the security was pledged to cover margin
NVIDIA Corp	134,428	3,814	requirements for futures contracts. At the end of the period, the value of
Qorvo Inc (a)	39,256	1,724	these securities totaled $14,211 or 0.29% of net assets.
QUALCOMM Inc	412,486	24,510
Skyworks Solutions Inc	50,074	3,868
Texas Instruments Inc	269,456	15,283	Portfolio Summary (unaudited)
Xilinx Inc	67,905	3,234	Sector		Percent
		$141,152	Consumer, Non-cyclical		23.37%
Software - 4.54%			Financial		16.39%
Activision Blizzard Inc	132,058	4,590	Technology		13.16%
Adobe Systems Inc (a)	130,646	11,583	Communications		12.53%
Akamai Technologies Inc (a)	46,886	2,852	Consumer, Cyclical		10.27%
Autodesk Inc (a)	59,383	3,277	Industrial		9.54%
CA Inc	82,257	2,279	Energy		6.97%
Cerner Corp (a)	80,626	5,345	Utilities		2.87%
Citrix Systems Inc (a)	42,188	3,464	Basic Materials		2.53%
Dun & Bradstreet Corp/The	9,480	1,080	Exchange Traded Funds		2.14%
Electronic Arts Inc (a)	81,842	5,898	Diversified		0.04%
Fidelity National Information Services Inc	73,923	5,390	Other Assets in Excess of Liabilities, Net		0.19%
Fiserv Inc (a)	61,583	5,943	TOTAL NET ASSETS		100.00%
Intuit Inc	72,801	7,093
Microsoft Corp	2,099,705	110,529
Oracle Corp	853,761	33,160
Paychex Inc	84,396	4,353
Red Hat Inc (a)	48,169	3,811
salesforce.com inc (a)	162,873	12,657
		$223,304

Telecommunications - 3.21%
AT&T Inc	1,614,818	54,113
CenturyLink Inc	147,800	4,170
Cisco Systems Inc	1,335,195	38,520
Frontier Communications Corp	306,688	1,576
Juniper Networks Inc	92,849	2,915
Level 3 Communications Inc (a)	75,667	3,855
Motorola Solutions Inc	42,208	2,953
Verizon Communications Inc	1,067,363	50,038
		$158,140

Textiles - 0.07%
Mohawk Industries Inc (a)	16,687	3,262

Toys, Games & Hobbies - 0.09%
Hasbro Inc	29,511	2,267
Mattel Inc	88,895	2,185
		$4,452

Transportation - 1.50%
CH Robinson Worldwide Inc	37,226	2,583
CSX Corp	258,259	6,970
Expeditors International of Washington Inc	49,660	2,473
FedEx Corp	68,955	10,760
JB Hunt Transport Services Inc	24,110	1,841
Kansas City Southern	28,972	2,398

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2015

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2015	Long	983	$97,170		$101,922	$4,752
Total						$4,752
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
October 31, 2015

COMMON STOCKS - 99.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Aerospace & Defense - 3.38%			Insurance (continued)
General Dynamics Corp	503,300	$74,780	Hartford Financial Services Group Inc/The	623,590	$28,847
Orbital ATK Inc	107,000	9,162	Reinsurance Group of America Inc	172,500	15,566
		$83,942	Travelers Cos Inc/The	207,000	23,368
					$173,636
Agriculture - 2.71%
Archer-Daniels-Midland Co	815,200	37,222	Media - 1.99%
Philip Morris International Inc	340,300	30,082	Comcast Corp - Class A	788,000	49,344
		$67,304

Airlines - 1.01%			Miscellaneous Manufacturers - 1.81%
Delta Air Lines Inc	495,130	25,172	General Electric Co	1,549,000	44,797

Automobile Parts & Equipment - 1.61%			Oil & Gas - 12.72%
Allison Transmission Holdings Inc	871,300	25,006	Apache Corp	949,000	44,726
Goodyear Tire & Rubber Co/The	453,400	14,890	ConocoPhillips	445,700	23,778
			EP Energy Corp (a)	1,098,600	6,053
		$39,896
			Exxon Mobil Corp	782,000	64,703
Banks - 16.03%			Newfield Exploration Co (a)	856,900	34,439
Bank of America Corp	220,000	3,692	Noble Corp PLC	1,693,000	22,805
Citigroup Inc	838,400	44,578	Tesoro Corp	540,400	57,785
Goldman Sachs Group Inc/The	239,000	44,812	Valero Energy Corp	934,000	61,569
JPMorgan Chase & Co	1,702,200	109,366			$315,858
KeyCorp	2,026,300	25,167
SunTrust Banks Inc	1,188,500	49,347	Oil & Gas Services - 0.94%
			Cameron International Corp (a)	342,700	23,307
Wells Fargo & Co	2,234,600	120,981
		$397,943

Biotechnology - 1.34%			Packaging & Containers - 0.67%
Amgen Inc	209,690	33,169	WestRock Co	310,900	16,714

Building Materials - 1.02%			Pharmaceuticals - 7.47%
Owens Corning	558,000	25,406	Cardinal Health Inc	761,600	62,604
			Johnson & Johnson	335,900	33,936
			Pfizer Inc	2,626,000	88,811
Chemicals - 2.83%					$185,351
Dow Chemical Co/The	1,360,620	70,303
			REITS - 5.23%
			Apartment Investment & Management Co	354,000	13,873
Computers - 1.41%			Equity Residential	916,000	70,825
Amdocs Ltd	351,800	20,956	Extra Space Storage Inc	291,600	23,107
NetApp Inc	415,200	14,117	Simon Property Group Inc	109,600	22,080
		$35,073			$129,885

Cosmetics & Personal Care - 0.96%			Retail - 4.83%
Procter & Gamble Co/The	312,200	23,846	Darden Restaurants Inc	209,000	12,935
			Foot Locker Inc	545,600	36,964
Diversified Financial Services - 1.75%			Target Corp	761,100	58,742
CoreLogic Inc/United States (a)	609,400	23,754	Wal-Mart Stores Inc	198,000	11,334
Synchrony Financial (a)	637,000	19,594			$119,975
		$43,348	Semiconductors - 2.24%
Electric - 4.78%			Intel Corp	1,645,000	55,700
Ameren Corp	509,310	22,247
FirstEnergy Corp	842,320	26,280	Software - 3.09%
Public Service Enterprise Group Inc	1,698,200	70,119	Electronic Arts Inc (a)	532,200	38,356
		$118,646	Microsoft Corp	727,000	38,269
Electronics - 0.31%					$76,625
Keysight Technologies Inc (a)	235,590	7,793
			Telecommunications - 4.82%
			AT&T Inc	553,900	18,561
Food - 3.52%			Cisco Systems Inc	3,506,400	101,160
Ingredion Inc	152,300	14,478			$119,721
Kroger Co/The	1,462,700	55,290	TOTAL COMMON STOCKS		$2,470,123
Tyson Foods Inc (b)	395,200	17,531	INVESTMENT COMPANIES - 0.63%	Shares Held	Value (000	's)
		$87,299	Publicly Traded Investment Fund - 0.63%
Healthcare - Services - 4.03%			Goldman Sachs Financial Square Funds -	15,719,828	15,720
Aetna Inc	331,500	38,050	Government Fund
Anthem Inc	352,600	49,064
UnitedHealth Group Inc	110,000	12,956	TOTAL INVESTMENT COMPANIES		$15,720
		$100,070	Total Investments		$2,485,843
			Liabilities in Excess of Other Assets, Net - (0.13)%			$(3,207)
Insurance - 7.00%			TOTAL NET ASSETS - 100.00%		$2,482,636
American International Group Inc	447,550	28,223
Berkshire Hathaway Inc - Class B (a)	151,000	20,539
Everest Re Group Ltd	320,800	57,093

See accompanying notes

Schedule of Investments
LargeCap Value Fund
October 31, 2015

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $8,872 or 0.36% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.01%
Consumer, Non-cyclical	20.03%
Energy	13.66%
Consumer, Cyclical	7.45%
Industrial	7.19%
Communications	6.81%
Technology	6.74%
Utilities	4.78%
Basic Materials	2.83%
Exchange Traded Funds	0.63%
Liabilities in Excess of Other Assets, Net	(0.13)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2015

COMMON STOCKS - 96.10%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.01%			Banks (continued)
Clear Channel Outdoor Holdings Inc (a)	2,056	$15	Popular Inc	4,333	$128
Nielsen Holdings PLC	2,672	127	Regions Financial Corp	99,058	926
		$142	Signature Bank/New York NY (a)	273	41
			State Street Corp	317,084	21,878
Aerospace & Defense - 5.75%			SunTrust Banks Inc	30,679	1,274
Boeing Co/The	81,600	12,082	SVB Financial Group (a)	814	99
General Dynamics Corp	220,689	32,790	Synovus Financial Corp	5,147	163
Harris Corp	3,574	283	TCF Financial Corp	6,372	98
L-3 Communications Holdings Inc	2,768	350	US Bancorp	39,370	1,661
Lockheed Martin Corp	1,785	392	Wells Fargo & Co	1,097,813	59,436
Northrop Grumman Corp	5,737	1,077	Zions Bancorporation	6,930	199
Orbital ATK Inc	2,265	194			$294,892
Raytheon Co	245,564	28,829
Spirit AeroSystems Holdings Inc (a)	921	49	Beverages - 0.35%
Triumph Group Inc	1,776	83	Brown-Forman Corp - A Shares	90	11
United Technologies Corp	342,238	33,680	Brown-Forman Corp - B Shares	471	50
		$109,809	Molson Coors Brewing Co	4,417	389
			PepsiCo Inc	61,300	6,264
Agriculture - 2.79%					$6,714
Altria Group Inc	363,180	21,962
Archer-Daniels-Midland Co	22,242	1,016	Biotechnology - 0.01%
Bunge Ltd	4,609	336	Alnylam Pharmaceuticals Inc (a)	427	36
Philip Morris International Inc	337,990	29,878	Bio-Rad Laboratories Inc (a)	651	91
		$53,192			$127

Airlines - 0.01%			Building Materials - 1.23%
Copa Holdings SA	1,215	61	CRH PLC ADR	814,000	22,271
JetBlue Airways Corp (a),(b)	7,506	187	Fortune Brands Home & Security Inc	3,565	187
		$248	Martin Marietta Materials Inc	1,855	288
			Owens Corning	4,249	193
Apparel - 0.42%			Vulcan Materials Co	4,525	437
Ralph Lauren Corp	1,913	212			$23,376
VF Corp	114,500	7,731
		$7,943	Chemicals - 1.18%
			Air Products & Chemicals Inc	83,887	11,658
Automobile Manufacturers - 1.22%			Airgas Inc	1,806	174
Ford Motor Co	1,428,782	21,160	Albemarle Corp	3,629	194
General Motors Co	54,850	1,915	Ashland Inc	2,030	223
PACCAR Inc	4,598	242	Cabot Corp	2,431	87
		$23,317	Celanese Corp	4,755	338
Automobile Parts & Equipment - 2.35%			Chemours Co/The	4,724	33
Allison Transmission Holdings Inc	3,545	102	Dow Chemical Co/The	35,226	1,820
Delphi Automotive PLC	231,509	19,259	Eastman Chemical Co	3,725	269
Goodyear Tire & Rubber Co/The	9,292	305	EI du Pont de Nemours & Co	11,374	721
Johnson Controls Inc	553,444	25,005	FMC Corp	1,224	50
Lear Corp	840	105	Huntsman Corp	2,981	39
		$44,776	Mosaic Co/The	14,317	484
			Platform Specialty Products Corp (a)	3,716	39
Banks - 15.45%			Praxair Inc	1,125	125
Associated Banc-Corp	5,732	111	Sherwin-Williams Co/The	22,540	6,014
Bank of America Corp	2,689,227	45,125	Sigma-Aldrich Corp	1,707	239
Bank of Hawaii Corp	1,811	119	Westlake Chemical Corp	1,579	95
Bank of New York Mellon Corp/The	23,589	982			$22,602
BB&T Corp	35,894	1,333
BOK Financial Corp	1,362	92	Coal - 0.00%
Capital One Financial Corp	348,280	27,479	CONSOL Energy Inc	7,733	51
CIT Group Inc	255,092	10,969
Citigroup Inc	547,879	29,130	Commercial Services - 0.76%
Citizens Financial Group Inc	10,981	267	Aaron's Inc	2,399	59
Comerica Inc	6,148	267	ADT Corp/The	5,976	197
Commerce Bancshares Inc/MO	3,204	146	Aramark	1,218	37
Cullen/Frost Bankers Inc	2,128	146	Automatic Data Processing Inc	2,160	188
East West Bancorp Inc	5,322	215	Booz Allen Hamilton Holding Corp	250,771	7,388
Fifth Third Bancorp	18,915	360	Graham Holdings Co	148	82
First Horizon National Corp	8,916	126	H&R Block Inc	942	35
First Republic Bank/CA	4,894	320	KAR Auction Services Inc	3,673	141
Goldman Sachs Group Inc/The	10,149	1,903	ManpowerGroup Inc	2,792	256
Huntington Bancshares Inc/OH	28,402	312	PayPal Holdings Inc (a)	159,400	5,740
JPMorgan Chase & Co	916,087	58,858	Quanta Services Inc (a)	5,432	109
KeyCorp	28,565	355	RR Donnelley & Sons Co	4,855	82
M&T Bank Corp	3,106	372	Towers Watson & Co	2,003	248
Morgan Stanley	36,081	1,190			$14,562
Northern Trust Corp	5,450	384
PacWest Bancorp	3,952	178	Computers - 2.60%
PNC Financial Services Group Inc/The	312,981	28,250	Amdocs Ltd	290,298	17,292

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
Apple Inc	92,700	$11,078	FirstEnergy Corp	19,058	$595
Brocade Communications Systems Inc	15,513	162	Great Plains Energy Inc	5,621	154
Computer Sciences Corp	4,691	312	Hawaiian Electric Industries Inc	4,400	129
DST Systems Inc	105,132	12,842	NextEra Energy Inc	133,787	13,735
EMC Corp/MA	77,657	2,036	NRG Energy Inc	10,987	142
Hewlett-Packard Co	69,964	1,886	OGE Energy Corp	6,491	185
IHS Inc (a)	479	57	Pepco Holdings Inc	8,946	238
International Business Machines Corp	13,619	1,908	PG&E Corp	18,741	1,001
Lexmark International Inc	2,489	81	Pinnacle West Capital Corp	3,940	250
NCR Corp (a)	6,154	164	PPL Corp	26,622	916
NetApp Inc	7,654	260	Public Service Enterprise Group Inc	20,311	839
SanDisk Corp	6,793	523	SCANA Corp	4,917	291
Synopsys Inc (a)	5,045	252	Southern Co/The	21,411	966
Teradata Corp (a)	1,766	50	TECO Energy Inc	8,748	236
Western Digital Corp	11,176	747	WEC Energy Group Inc	262,273	13,523
		$49,650	Westar Energy Inc	4,743	188
			Xcel Energy Inc	21,213	756
Consumer Products - 0.02%					$49,420
Avery Dennison Corp	482	31
Clorox Co/The	1,477	180	Electrical Components & Equipment - 0.66%
Kimberly-Clark Corp	1,759	211	Emerson Electric Co	260,725	12,314
		$422	Energizer Holdings Inc	2,096	90
			Hubbell Inc	1,782	172
Cosmetics & Personal Care - 0.98%			SunPower Corp (a)	1,829	49
Colgate-Palmolive Co	177,206	11,757			$12,625
Edgewell Personal Care Co	2,018	171
Procter & Gamble Co/The	87,362	6,673	Electronics - 1.73%
		$18,601	Agilent Technologies Inc	10,507	397
			Arrow Electronics Inc (a)	3,426	188
Distribution & Wholesale - 0.01%			Avnet Inc	4,833	219
Fossil Group Inc (a)	377	20
			Corning Inc	62,682	1,166
Genuine Parts Co	253	23	FLIR Systems Inc	2,352	63
Ingram Micro Inc	5,325	159	Gentex Corp	5,973	98
WESCO International Inc (a)	1,602	78
			Honeywell International Inc	281,681	29,092
		$280	Jabil Circuit Inc	5,944	137
			Keysight Technologies Inc (a)	1,608	53
Diversified Financial Services - 2.29%
American Express Co	381,747	27,967	National Instruments Corp	3,446	105
Ameriprise Financial Inc	706	82	PerkinElmer Inc	3,018	156
BlackRock Inc	1,998	703	Thermo Fisher Scientific Inc	8,402	1,099
			Trimble Navigation Ltd (a)	8,178	186
Charles Schwab Corp/The	7,837	239
CME Group Inc/IL	7,486	707	Tyco International PLC	1,238	45
CoreLogic Inc/United States (a)	2,102	82			$33,004
Discover Financial Services	19,834	1,115	Energy - Alternate Sources - 0.01%
E*TRADE Financial Corp (a)	9,370	267
			First Solar Inc (a)	2,742	156
FNF Group	9,646	340	TerraForm Power Inc	1,957	36
Franklin Resources Inc	15,992	652			$192
Interactive Brokers Group Inc - A Shares	2,411	99
Intercontinental Exchange Inc	1,675	423	Engineering & Construction - 0.05%
Invesco Ltd	302,300	10,027	AECOM (a)	4,647	137
Nasdaq Inc	4,199	243	Chicago Bridge & Iron Co NV ADR	3,719	167
Navient Corp	12,453	164	Fluor Corp	4,795	229
Raymond James Financial Inc	4,353	240	Jacobs Engineering Group Inc (a)	4,595	185
Santander Consumer USA Holdings Inc (a)	4,107	74	SBA Communications Corp (a)	1,532	182
Springleaf Holdings Inc (a)	2,064	97			$900
Synchrony Financial (a)	4,926	152
TD Ameritrade Holding Corp	1,477	51	Entertainment - 0.01%
Waddell & Reed Financial Inc	248	9	Dolby Laboratories Inc	2,123	73
		$43,733	Gaming and Leisure Properties Inc	3,181	93
					$166
Electric - 2.59%
AES Corp/VA	23,845	261	Environmental Control - 0.06%
			Clean Harbors Inc (a)	965	45
Alliant Energy Corp	3,955	233
Ameren Corp	8,306	363	Republic Services Inc	8,233	360
American Electric Power Co Inc	18,943	1,073	Waste Connections Inc	4,263	232
Calpine Corp (a)	11,199	174	Waste Management Inc	9,792	527
CMS Energy Corp	9,449	341			$1,164
Consolidated Edison Inc	12,197	802	Food - 1.92%
Dominion Resources Inc/VA	13,293	949	Campbell Soup Co	2,361	120
DTE Energy Co	4,188	342	ConAgra Foods Inc	8,617	349
Duke Energy Corp	16,277	1,163	Flowers Foods Inc	929	25
Edison International	12,988	786	General Mills Inc	152,300	8,850
Entergy Corp	109,730	7,479	Ingredion Inc	2,038	194
Eversource Energy	7,419	378	JM Smucker Co/The	107,594	12,630
Exelon Corp	33,387	932	Kellogg Co	584	41

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Home Builders - 0.04%
McCormick & Co Inc/MD	135,300	$11,363	DR Horton Inc	6,802	$200
Mondelez International Inc	38,225	1,764	Lennar Corp - A Shares	3,516	176
Pilgrim's Pride Corp	2,053	39	Lennar Corp - B Shares	622	26
Pinnacle Foods Inc	3,807	168	PulteGroup Inc	11,874	218
Safeway, Inc. - CVR - Casa Ley (a),(c)	16,993	—	Toll Brothers Inc (a)	4,065	146
Safeway, Inc. - CVR - Property Development	16,993	—			$766
Centers (a),(b),(c)
Sysco Corp	9,539	394	Home Furnishings - 0.01%
Tyson Foods Inc	11,359	504	Whirlpool Corp	1,698	272
Whole Foods Market Inc	3,870	116
		$36,557	Housewares - 0.01%
			Newell Rubbermaid Inc	4,717	200
Forest Products & Paper - 0.01%
			Tupperware Brands Corp	132	8
Domtar Corp	2,437	100
International Paper Co	491	21			$208
		$121	Insurance - 3.87%
			ACE Ltd	120,491	13,681
Gas - 0.11%
			Aflac Inc	21,968	1,401
AGL Resources Inc	4,211	263	Alleghany Corp (a)	564	280
Atmos Energy Corp	3,731	235
			Allied World Assurance Co Holdings AG	3,641	132
CenterPoint Energy Inc	14,867	276
			Allstate Corp/The	19,056	1,179
NiSource Inc	11,586	222
			American Financial Group Inc/OH	2,623	189
Questar Corp	6,183	128
			American International Group Inc	437,225	27,571
Sempra Energy	5,781	592
			American National Insurance Co	488	50
UGI Corp	6,186	227
			AmTrust Financial Services Inc	1,776	121
Vectren Corp	3,219	146	Arch Capital Group Ltd (a)	4,356	326
		$2,089	Arthur J Gallagher & Co	2,698	118
Hand & Machine Tools - 0.88%			Aspen Insurance Holdings Ltd	2,591	126
Kennametal Inc	2,620	73	Assurant Inc	2,472	202
Lincoln Electric Holdings Inc	581	35	Assured Guaranty Ltd	5,735	157
Regal Beloit Corp	1,596	102	Axis Capital Holdings Ltd	3,676	199
Stanley Black & Decker Inc	156,388	16,574	Berkshire Hathaway Inc - Class B (a)	40,853	5,557
		$16,784	Brown & Brown Inc	4,237	137
			Chubb Corp/The	5,365	694
Healthcare - Products - 2.96%			Cincinnati Financial Corp	5,735	345
Baxter International Inc	4,638	173	CNA Financial Corp	1,319	48
Becton Dickinson and Co	123,000	17,530	Endurance Specialty Holdings Ltd	2,416	153
Bio-Techne Corp	689	61	Everest Re Group Ltd	1,570	279

Boston Scientific Corp(a)	28,868	528	Genworth Financial Inc (a)	15,862	74
Cooper Cos Inc/The	538	82	Hanover Insurance Group Inc/The	1,794	151
Danaher Corp	17,869	1,667	Hartford Financial Services Group Inc/The	251,306	11,626
DENTSPLY International Inc	3,562	217	Lincoln National Corp	15,879	850
Hill-Rom Holdings Inc	412	22	Loews Corp	9,993	364
Medtronic PLC	469,374	34,696	Markel Corp (a)	430	373
Patterson Cos Inc	1,561	74	Marsh & McLennan Cos Inc	5,028	280
QIAGEN NV (a)	7,323	177
			MetLife Inc	37,904	1,910
St Jude Medical Inc	5,928	378	Old Republic International Corp	9,847	178
Stryker Corp	3,888	372	PartnerRe Ltd	1,721	239
Teleflex Inc	1,419	189	Progressive Corp/The	36,767	1,218
VWR Corp (a)	436	12
			Prudential Financial Inc	10,577	873
Zimmer Biomet Holdings Inc	3,731	390	Reinsurance Group of America Inc	2,443	220
		$56,568	RenaissanceRe Holdings Ltd	1,689	185
Healthcare - Services - 3.16%			Torchmark Corp	4,441	258
Aetna Inc	104,213	11,962	Travelers Cos Inc/The	7,442	840
Anthem Inc	96,853	13,477	Unum Group	8,460	293
Cigna Corp	75,200	10,080	Validus Holdings Ltd	3,268	145
Community Health Systems Inc (a)	4,030	113	Voya Financial Inc	7,668	311
DaVita HealthCare Partners Inc (a)	2,934	227	WR Berkley Corp	3,536	197
HCA Holdings Inc (a)	11,377	783	XL Group PLC	7,160	273
Health Net Inc/CA (a)	2,285	147			$73,803
Humana Inc	258	46	Internet - 0.35%

Laboratory Corp of America Holdings(a)	1,567	192	eBay Inc (a)	196,400	5,480

LifePoint Health Inc(a)	1,468	101	HomeAway Inc (a)	2,355	74
MEDNAX Inc (a)	1,436	101
			Symantec Corp	15,896	327
Quest Diagnostics Inc	4,772	324	Yahoo! Inc (a)	21,917	781
UnitedHealth Group Inc	189,978	22,376			$6,662
Universal Health Services Inc	3,638	444
		$60,373	Iron & Steel - 0.04%
			Nucor Corp	7,454	316
Holding Companies - Diversified - 0.01%			Reliance Steel & Aluminum Co	2,623	157
Leucadia National Corp	9,210	184	Steel Dynamics Inc	7,477	138
			United States Steel Corp	4,726	55
					$666

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Leisure Products & Services - 0.76%			Miscellaneous Manufacturers (continued)
Brunswick Corp/DE	1,194	$64	General Electric Co	236,713	$6,846
Carnival Corp	256,615	13,878	Ingersoll-Rand PLC	10,222	606
Harley-Davidson Inc	3,082	152	ITT Corp	3,277	130
Norwegian Cruise Line Holdings Ltd (a)	698	45	Parker-Hannifin Corp	4,036	423
Royal Caribbean Cruises Ltd	4,016	395	Pentair PLC	5,933	332
		$14,534	SPX Corp	1,305	16
			Textron Inc	7,360	310
Lodging - 0.02%			Trinity Industries Inc	5,732	155
Hyatt Hotels Corp (a)	1,387	70
MGM Resorts International (a)	13,070	303			$10,614
		$373	Office & Business Equipment - 0.02%
			Pitney Bowes Inc	4,981	103
Machinery - Construction & Mining - 0.08%			Xerox Corp	36,877	346
Caterpillar Inc	17,182	1,254			$449
Joy Global Inc	3,158	54
Oshkosh Corp	2,518	104	Oil & Gas - 8.81%
Terex Corp	3,609	72	Anadarko Petroleum Corp	11,863	793
		$1,484	Antero Resources Corp (a)	2,818	66
			Apache Corp	8,806	415
Machinery - Diversified - 0.57%			BP PLC ADR	562,849	20,094
AGCO Corp	2,925	141	Cheniere Energy Inc (a)	5,525	274
Cummins Inc	3,126	324	Chesapeake Energy Corp	18,863	134
Deere & Co	119,251	9,302	Chevron Corp	201,838	18,342
Flowserve Corp	2,472	115	Concho Resources Inc (a)	3,873	449
IDEX Corp	543	42	ConocoPhillips	439,869	23,467
Manitowoc Co Inc/The	4,342	66	Continental Resources Inc/OK (a)	2,413	82
Roper Technologies Inc	3,251	606	CVR Energy Inc	933	41
SPX FLOW Inc (a)	1,305	44
			Denbury Resources Inc	17,486	62
Xylem Inc/NY	6,430	234	Devon Energy Corp	9,600	403
		$10,874	Diamond Offshore Drilling Inc	2,672	53
Media - 2.08%			Diamondback Energy Inc	2,198	162
AMC Networks Inc (a)	152,799	11,290	Energen Corp	2,608	152
Cable One Inc	127	55	Ensco PLC	8,661	144
Cablevision Systems Corp	6,191	202	EOG Resources Inc	160,717	13,798
			EP Energy Corp (a)	5,258	29
Comcast Corp - Class A	190,377	11,922
Comcast Corp - Special Class A	3,565	224	EQT Corp	92,229	6,094
Discovery Communications Inc - A Shares (a)	687	20	Exxon Mobil Corp	284,947	23,576
Discovery Communications Inc - C Shares (a)	1,210	33	Gulfport Energy Corp (a)	3,719	113
DISH Network Corp (a)	3,315	209	Helmerich & Payne Inc	3,452	194
Gannett Co Inc	4,781	76	Hess Corp	5,889	331
John Wiley & Sons Inc	1,875	98	HollyFrontier Corp	5,688	279
Liberty Media Corp - A Shares (a)	3,722	152	Kosmos Energy Ltd (a)	7,605	52
Liberty Media Corp - C Shares (a)	6,997	274	Laredo Petroleum Inc (a)	4,589	53
News Corp	4,790	74	Marathon Oil Corp	22,488	413
TEGNA Inc	7,675	207	Marathon Petroleum Corp	143,603	7,439
Thomson Reuters Corp	7,698	316	Murphy Oil Corp	6,250	178
			Murphy USA Inc (a)	1,791	110
Time Warner Inc	158,038	11,906
Tribune Media Co	2,728	110	Nabors Industries Ltd	12,008	121
			Newfield Exploration Co (a)	5,729	230
Twenty-First Century Fox Inc - A Shares	9,495	291
Twenty-First Century Fox Inc - B Shares	3,647	113	Noble Corp PLC	9,486	128
Viacom Inc	41,085	2,026	Noble Energy Inc	10,022	359
		$39,598	Occidental Petroleum Corp	299,098	22,295
			Patterson-UTI Energy Inc	6,084	91
Metal Fabrication & Hardware - 0.04%			PBF Energy Inc	3,498	119
Precision Castparts Corp	2,611	602	Phillips 66	239,284	21,308
Timken Co/The	2,783	88	Pioneer Natural Resources Co	3,487	478
Valmont Industries Inc	773	84	QEP Resources Inc	6,683	103
		$774	Range Resources Corp	5,290	161
			Rice Energy Inc (a)	2,588	39
Mining - 0.06%
			Rowan Cos PLC	4,935	97
Alcoa Inc	42,365	379	Seadrill Ltd (a)	356,438	2,306
Freeport-McMoRan Inc	32,960	388
			SM Energy Co	2,751	92
Newmont Mining Corp	16,871	328	Southwestern Energy Co (a)	13,142	145
Royal Gold Inc	1,966	94
Tahoe Resources Inc	5,415	45	Tesoro Corp	3,906	418
			Valero Energy Corp	25,574	1,686
		$1,234	Whiting Petroleum Corp (a)	6,651	115
Miscellaneous Manufacturers - 0.56%			WPX Energy Inc (a)	10,031	69
AptarGroup Inc	1,835	135			$168,152
Carlisle Cos Inc	1,878	163
Colfax Corp (a)	3,306	89	Oil & Gas Services - 0.61%
			Baker Hughes Inc	10,150	535
Crane Co	1,910	100	Cameron International Corp (a)	6,561	446
Donaldson Co Inc	919	28	Dril-Quip Inc (a)	1,614	99
Dover Corp	5,325	343	FMC Technologies Inc (a)	3,312	112
Eaton Corp PLC	16,774	938

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas Services (continued)			REITS (continued)
Frank's International NV	2,669	$46	Equity Residential	8,501	$657
Halliburton Co	41,258	1,583	Essex Property Trust Inc	4,429	976
National Oilwell Varco Inc	9,056	341	General Growth Properties Inc	13,474	390
NOW Inc (a)	3,469	57	HCP Inc	10,781	401
Oceaneering International Inc	3,155	133	Healthcare Trust of America Inc	4,298	113
RPC Inc	3,553	39	Hospitality Properties Trust	5,898	158
Schlumberger Ltd	99,719	7,794	Host Hotels & Resorts Inc	17,694	307
Superior Energy Services Inc	6,430	91	Iron Mountain Inc	4,391	135
Targa Resources Corp	1,218	70	Kilroy Realty Corp	3,228	213
Weatherford International PLC (a)	25,619	262	Kimco Realty Corp	14,189	380
		$11,608	Liberty Property Trust	5,557	189
			Macerich Co/The	3,696	313
Packaging & Containers - 0.06%			MFA Financial Inc	13,506	93
Bemis Co Inc	3,079	141	Mid-America Apartment Communities Inc	2,757	235
Crown Holdings Inc (a)	2,768	147
			National Retail Properties Inc	4,656	177
Graphic Packaging Holding Co	5,508	78	Omega Healthcare Investors Inc	4,842	167
Owens-Illinois Inc (a)	5,066	109
			Outfront Media Inc	5,162	122
Sonoco Products Co	3,600	154	Piedmont Office Realty Trust Inc	5,767	112
WestRock Co	10,010	538	Plum Creek Timber Co Inc	3,629	148
		$1,167	Post Properties Inc	1,772	106
Pharmaceuticals - 10.16%			Prologis Inc	12,238	523
Abbott Laboratories	304,181	13,627	Public Storage	293	67
Alkermes PLC (a)	805	58	Rayonier Inc	4,219	96
Allergan PLC (a)	6,830	2,107	Realty Income Corp	7,794	386
Baxalta Inc	6,270	216	Regency Centers Corp	3,463	235
Cardinal Health Inc	137,638	11,314	Retail Properties of America Inc	9,097	136
Endo International PLC (a)	4,199	252	Senior Housing Properties Trust	8,489	129
Express Scripts Holding Co (a)	5,758	497	Simon Property Group Inc	67,400	13,578
Herbalife Ltd (a)	525	29	SL Green Realty Corp	3,245	385
Johnson & Johnson	526,459	53,188	Starwood Property Trust Inc	8,288	167
Mallinckrodt PLC (a)	2,236	147	Taubman Centers Inc	1,611	124
Merck & Co Inc	473,864	25,902	Two Harbors Investment Corp	12,726	108
Mylan NV (a)	2,015	89	UDR Inc	9,126	314
Perrigo Co PLC	3,763	594	Ventas Inc	7,727	415
Pfizer Inc	1,089,718	36,854	Vornado Realty Trust	11,754	1,182
Quintiles Transnational Holdings Inc (a)	133	8	Weingarten Realty Investors	4,804	172
Sanofi ADR	570,179	28,703	Welltower Inc	13,096	850
Teva Pharmaceutical Industries Ltd ADR	342,070	20,247	Weyerhaeuser Co	11,051	324
VCA Inc (a)	433	24	WP Carey Inc	3,571	226
		$193,856	WP GLIMCHER Inc	6,078	71
					$28,514
Pipelines - 0.13%
Kinder Morgan Inc/DE	42,010	1,149	Retail - 2.50%
ONEOK Inc	4,202	143	Best Buy Co Inc	10,001	350
Spectra Energy Corp	39,249	1,121	Cabela's Inc (a)	1,509	59
		$2,413	Coach Inc	7,829	244
			CST Brands Inc	933	33
Real Estate - 0.01%			CVS Health Corp	3,626	358
Forest City Enterprises Inc (a)	7,797	172	Darden Restaurants Inc	3,530	218
Jones Lang LaSalle Inc	598	100	Dick's Sporting Goods Inc	1,402	62
		$272	Dillard's Inc	869	78
			DSW Inc	2,917	73
REITS - 1.49%
Alexandria Real Estate Equities Inc	2,547	229	Foot Locker Inc	926	63
American Campus Communities Inc	4,211	171	GameStop Corp	3,865	178
Annaly Capital Management Inc	31,156	310	Home Depot Inc/The	101,800	12,587
			Kohl's Corp	6,753	311
Apartment Investment & Management Co	5,770	226	Liberty Interactive Corp QVC Group (a)	13,113	359
Apple Hospitality REIT Inc	7,509	148
AvalonBay Communities Inc	3,085	539	Macy's Inc	5,237	267
			Nu Skin Enterprises Inc	1,550	59
BioMed Realty Trust Inc	7,480	175	Office Depot Inc (a)	16,100	123
Boston Properties Inc	311	39
Brixmor Property Group Inc	6,514	167	Penske Automotive Group Inc	1,303	64
			PVH Corp	2,722	248
Camden Property Trust	3,091	228	Rite Aid Corp (a)	13,305	105
Care Capital Properties Inc	3,251	107
CBL & Associates Properties Inc	7,113	104	Staples Inc	21,483	279
Chimera Investment Corp	7,619	107	Target Corp	211,345	16,312
			Tiffany & Co	1,006	83
Columbia Property Trust Inc	4,083	101	Vista Outdoor Inc (a)	2,082	93
Corporate Office Properties Trust	3,321	76
Corrections Corp of America	4,321	123	Walgreens Boots Alliance Inc	24,415	2,067
Digital Realty Trust Inc	2,210	163	Wal-Mart Stores Inc	225,706	12,920
Douglas Emmett Inc	5,424	166	Wendy's Co/The	7,308	67
Duke Realty Corp	12,552	260	World Fuel Services Corp	2,445	109
Empire State Realty Trust Inc	2,887	51			$47,769
Equity Commonwealth (a)	5,008	144

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Savings & Loans - 0.04%			Trucking & Leasing - 0.00%
First Niagara Financial Group Inc	12,854	$133	GATX Corp	1,599		$75
Hudson City Bancorp Inc	16,711	169
New York Community Bancorp Inc	15,082	249
			Water - 0.02%
People's United Financial Inc	11,025	176
			American Water Works Co Inc	5,994		344
		$727

Semiconductors - 4.04%			TOTAL COMMON STOCKS			$1,833,855
Altera Corp	4,845	255	INVESTMENT COMPANIES - 3.46%	Shares Held	Value (000	's)
Analog Devices Inc	622	37
Applied Materials Inc	11,735	197	Publicly Traded Investment Fund - 3.46%
Broadcom Corp	11,959	615	Cash Account Trust - Government & Agency	2,791,258		2,791
Freescale Semiconductor Ltd (a)	965	32	Portfolio - Government Cash Managed
			First American Government Obligations Fund	34,081,105		34,081
Intel Corp	442,188	14,973
Lam Research Corp	1,762	135	Goldman Sachs Financial Square Funds -	29,229,592		29,230
Marvell Technology Group Ltd	15,725	129	Government Fund
Maxim Integrated Products Inc	6,613	271				$66,102
Micron Technology Inc (a)	37,200	616	TOTAL INVESTMENT COMPANIES			$66,102
NVIDIA Corp	18,139	515	Total Investments			$1,899,957
ON Semiconductor Corp (a)	2,477	27	Other Assets in Excess of Liabilities, Net - 0.44%			$8,384
QUALCOMM Inc	433,206	25,740	TOTAL NET ASSETS - 100.00%			$1,908,341
Teradyne Inc	8,125	158
Texas Instruments Inc	581,319	32,973
Xilinx Inc	6,802	324	(a) Non-Income Producing Security
		$76,997	(b)		Security is Illiquid. At the end of the period, the value of these securities
			totaled $187 or 0.01% of net assets.
Software - 3.69%			(c)		Fair value of these investments is determined in good faith by the Manager
Activision Blizzard Inc	19,110	664	under procedures established and periodically reviewed by the Board of
Allscripts Healthcare Solutions Inc (a)	4,999	70	Directors. At the end of the period, the fair value of these securities totaled
ANSYS Inc (a)	2,547	243	$0 or 0.00% of net assets.
Black Knight Financial Services Inc (a)	680	25
CA Inc	10,850	301
Dun & Bradstreet Corp/The	997	114
Fidelity National Information Services Inc	3,766	275	Portfolio Summary (unaudited)
Microsoft Corp	731,838	38,524	Sector			Percent
Nuance Communications Inc (a)	8,748	148	Financial			23.15%
Oracle Corp	765,439	29,729	Consumer, Non-cyclical			23.12%
Paychex Inc	3,635	187	Industrial			12.92%
SS&C Technologies Holdings Inc	543	40	Technology			10.34%
		$70,320	Energy			9.56%
			Consumer, Cyclical			7.37%
Telecommunications - 3.18%			Communications			5.62%
ARRIS Group Inc (a)	4,019	114	Exchange Traded Funds			3.46%
AT&T Inc	389,065	13,038	Utilities			2.72%
CenturyLink Inc	23,115	652	Basic Materials			1.29%
Cisco Systems Inc	182,563	5,267	Diversified			0.01%
CommScope Holding Co Inc (a)	2,530	82
			Other Assets in Excess of Liabilities, Net			0.44%
EchoStar Corp (a)	1,529	69
			TOTAL NET ASSETS			100.00%
Frontier Communications Corp	36,868	189
Level 3 Communications Inc (a)	5,950	303
Sprint Corp (a)	23,441	111
Telephone & Data Systems Inc	2,966	85
T-Mobile US Inc (a)	8,663	328
United States Cellular Corp (a)	415	17
Verizon Communications Inc	860,673	40,348
Viavi Solutions Inc (a)	8,021	48
Zayo Group Holdings Inc (a)	610	16
		$60,667

Textiles - 0.01%
Mohawk Industries Inc (a)	1,236	242

Toys, Games & Hobbies - 0.00%
Hasbro Inc	1,025	79

Transportation - 1.25%
CSX Corp	29,022	783
FedEx Corp	68,067	10,622
Genesee & Wyoming Inc (a)	1,081	73
Kirby Corp (a)	1,829	119
Norfolk Southern Corp	10,506	841
Ryder System Inc	1,849	133
Teekay Corp	1,399	45
Union Pacific Corp	124,704	11,142
		$23,758

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
October 31, 2015

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2015	Long	684	$66,714	$70,921	$4,207
Total					$4,207
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
October 31, 2015

COMMON STOCKS - 99.75%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.74%			Insurance (continued)
TransDigm Group Inc (a)	880,727	$193,628	Markel Corp (a)	432,867	$375,729
			Progressive Corp/The	1,855,569	61,475
			White Mountains Insurance Group Ltd	118,836	93,880
Banks - 1.10%			Willis Group Holdings PLC	2,094,669	93,443
M&T Bank Corp	1,026,536	123,030			$1,337,806

			Internet - 3.29%
Building Materials - 1.93%			Liberty Ventures (a)	3,374,842	147,042
Armstrong World Industries Inc (a)	1,089,884	54,080
			VeriSign Inc (a)	2,730,683	220,093
Martin Marietta Materials Inc	1,036,411	160,799
					$367,135
		$214,879
			Leisure Products & Services - 0.65%
Chemicals - 3.98%			Liberty TripAdvisor Holdings Inc (a)	2,320,097	72,364
Air Products & Chemicals Inc	1,414,520	196,590
Airgas Inc	1,270,495	122,171
Ecolab Inc	666,653	80,231	Machinery - Diversified - 2.12%
Platform Specialty Products Corp (a)	4,276,312	44,645	Roper Technologies Inc	1,269,309	236,536
		$443,637

Commercial Services - 8.31%			Media - 7.36%
KAR Auction Services Inc	3,555,348	136,525	Discovery Communications Inc - C Shares (a)	5,185,709	142,711
Live Nation Entertainment Inc (a)	3,430,634	93,588	FactSet Research Systems Inc	396,984	69,520
Macquarie Infrastructure Corp	1,811,095	144,073	Liberty Broadband Corp - A Shares (a)	791,384	43,178
McGraw Hill Financial Inc	1,686,566	156,243	Liberty Broadband Corp - C Shares (a)	2,004,748	107,795
Moody's Corp	2,137,103	205,504	Liberty Global PLC - A Shares (a)	1,075,512	47,882
Robert Half International Inc	897,324	47,253	Liberty Global PLC - C Shares (a)	4,106,738	175,111
Verisk Analytics Inc (a)	1,998,773	143,132	Liberty Global PLC LiLAC (a)	53,775	2,077
		$926,318	Liberty Global PLC LiLAC (a)	190,531	7,366
			Liberty Media Corp - A Shares (a)	1,714,127	69,868
Distribution & Wholesale - 0.82%			Liberty Media Corp - C Shares (a)	3,958,476	154,974
Fastenal Co	1,245,705	48,782			$820,482
HD Supply Holdings Inc (a)	1,448,309	43,145
		$91,927	Miscellaneous Manufacturers - 0.96%
			Colfax Corp (a)	3,978,427	107,258
Diversified Financial Services - 4.24%
AerCap Holdings NV (a)	2,488,400	103,269
Charles Schwab Corp/The	2,423,606	73,968	Oil & Gas - 1.12%
FNF Group	5,486,089	193,549	EOG Resources Inc	330,925	28,410
FNFV Group (a)	1,650,324	18,550	Hess Corp	1,711,169	96,185
LPL Financial Holdings Inc	1,974,539	84,115			$124,595
		$473,451	Packaging & Containers - 0.29%
Electric - 1.63%			WestRock Co	602,095	32,369
Brookfield Infrastructure Partners LP	3,237,876	136,185
Brookfield Renewable Energy Partners LP/CA	883,528	23,307	Pharmaceuticals - 3.93%
Calpine Corp (a)	1,433,638	22,236
			Mead Johnson Nutrition Co	1,744,122	143,018
		$181,728	Valeant Pharmaceuticals International Inc (a)	786,850	73,783
Electronics - 0.81%			Zoetis Inc	5,160,151	221,938
Sensata Technologies Holding NV (a)	1,875,893	90,212			$438,739
			Pipelines - 0.01%
			Kinder Morgan Inc/DE - Warrants (a)	1,043,527	637
Engineering & Construction - 2.68%
SBA Communications Corp (a)	2,512,941	299,090
			Private Equity - 0.99%
Healthcare - Products - 2.40%			KKR & Co LP	2,228,270	38,215
Becton Dickinson and Co	790,028	112,595	Onex Corp	1,192,346	72,304
CR Bard Inc	830,621	154,786			$110,519
		$267,381	Real Estate - 7.87%
Healthcare - Services - 1.03%			Brookfield Asset Management Inc	14,520,963	507,798
DaVita HealthCare Partners Inc (a)	1,477,755	114,541	Brookfield Property Partners LP	1,826,240	42,990
			CBRE Group Inc (a)	3,606,097	134,435
			Forest City Enterprises Inc (a)	4,645,551	102,667
Holding Companies - Diversified - 0.99%			Howard Hughes Corp/The (a)	723,981	89,469
Leucadia National Corp	5,534,656	110,748			$877,359

			REITS - 1.62%
Home Builders - 0.53%			Crown Castle International Corp	1,483,273	126,760
Lennar Corp - A Shares	1,176,300	58,897	Equinix Inc	181,767	53,927
					$180,687
Insurance - 11.99%
Alleghany Corp (a)	95,593	47,440	Retail - 15.89%
			AutoZone Inc (a)	258,157	202,501
Aon PLC	3,334,979	311,187	CarMax Inc (a)	3,606,217	212,803
Arch Capital Group Ltd (a)	889,305	66,600
			Copart Inc (a)	2,080,169	75,323
Brown & Brown Inc	3,697,414	119,316
			Dollar General Corp	1,686,450	114,291
Loews Corp	4,627,986	168,736	Dollar Tree Inc (a)	1,026,855	67,249

See accompanying notes

		Schedule of Investments
		MidCap Fund
		October 31, 2015

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Retail (continued)
J Alexander's Holdings Inc (a)	94,801	$ 914
Liberty Interactive Corp QVC Group (a)	6,257,230	171,260
O'Reilly Automotive Inc (a)	1,116,242	308,373
Restaurant Brands International Inc	4,343,264	174,425
Ross Stores Inc	3,110,498	157,329
Signet Jewelers Ltd	1,060,686	160,100
TJX Cos Inc/The	1,738,136	127,214
		$1,771,782

Semiconductors - 1.21%
Microchip Technology Inc	2,786,905	134,580

Software - 5.31%
Autodesk Inc (a)	2,828,651	156,113
CDK Global Inc	1,015,017	50,538
Fidelity National Information Services Inc	2,442,472	178,105
Intuit Inc	1,322,305	128,832
MSCI Inc	1,177,449	78,889
		$592,477

Telecommunications - 1.61%
EchoStar Corp (a)	1,261,231	56,541
Motorola Solutions Inc	1,763,862	123,417
		$179,958

Textiles - 1.34%
Mohawk Industries Inc (a)	765,092	149,576

TOTAL COMMON STOCKS		$11,124,326
INVESTMENT COMPANIES - 0.08%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 0.08%
Goldman Sachs Financial Square Funds -	9,363,104	9,363
Government Fund

TOTAL INVESTMENT COMPANIES		$9,363
Total Investments		$11,133,689
Other Assets in Excess of Liabilities, Net - 0.17%		$18,872
TOTAL NET ASSETS - 100.00%		$11,152,561

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.81%
Consumer, Cyclical		19.23%
Consumer, Non-cyclical		15.67%
Communications		12.26%
Industrial		10.53%
Technology		6.52%
Basic Materials		3.98%
Utilities		1.63%
Energy		1.13%
Diversified		0.99%
Exchange Traded Funds		0.08%
Other Assets in Excess of Liabilities, Net		0.17%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund
October 31, 2015

COMMON STOCKS - 96.87%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Airlines - 1.47%			Internet (continued)
Southwest Airlines Co	45,400	$2,102	Netflix Inc (a)	13,951	$1,512
					$4,590

Apparel - 2.68%			Leisure Products & Services - 1.87%
Under Armour Inc (a)	40,334	3,835	Norwegian Cruise Line Holdings Ltd (a)	41,955	2,669

Automobile Parts & Equipment - 4.43%			Machinery - Diversified - 2.58%
Delphi Automotive PLC	20,300	1,689	Middleby Corp/The (a)	31,522	3,686
Mobileye NV (a)	62,690	2,854
WABCO Holdings Inc (a)	15,925	1,787
			Media - 1.01%
		$6,330	AMC Networks Inc (a)	19,535	1,443
Banks - 2.60%
SVB Financial Group (a)	11,360	1,387
			Miscellaneous Manufacturers - 1.09%
Zions Bancorporation	81,165	2,335	AO Smith Corp	20,300	1,559
		$3,722

Beverages - 4.63%			Packaging & Containers - 2.97%
Constellation Brands Inc	33,551	4,523	Sealed Air Corp	58,290	2,863
Monster Beverage Corp (a)	15,365	2,094
			WestRock Co	25,715	1,383
		$6,617			$4,246

Biotechnology - 3.19%			Pharmaceuticals - 2.98%
Alnylam Pharmaceuticals Inc (a)	12,840	1,104	DexCom Inc (a)	12,090	1,007
BioMarin Pharmaceutical Inc (a)	17,382	2,034
			Zoetis Inc	75,810	3,261
Incyte Corp (a)	12,090	1,421
					$4,268
		$4,559
			Retail - 12.19%
Building Materials - 1.74%			Advance Auto Parts Inc	12,895	2,559
Masco Corp	85,840	2,489	Burlington Stores Inc (a)	46,071	2,215
			Chipotle Mexican Grill Inc (a)	2,738	1,753
Chemicals - 0.97%			Darden Restaurants Inc	33,140	2,051
			Rite Aid Corp (a)	177,825	1,401
CF Industries Holdings Inc	27,325	1,387
			Tractor Supply Co	34,650	3,201
			Ulta Salon Cosmetics & Fragrance Inc (a)	24,440	4,252
Commercial Services - 5.89%					$17,432
Cintas Corp	23,281	2,167
ManpowerGroup Inc	28,995	2,661	Software - 16.85%
McGraw Hill Financial Inc	13,900	1,288	Activision Blizzard Inc	135,547	4,711
Vantiv Inc (a)	46,010	2,308	Akamai Technologies Inc (a)	36,521	2,221
		$8,424	Cerner Corp (a)	32,675	2,166
			Electronic Arts Inc (a)	48,564	3,500
Computers - 0.95%			Nuance Communications Inc (a)	157,730	2,677
Fortinet Inc (a)	39,515	1,358	Qlik Technologies Inc (a)	66,405	2,083
			ServiceNow Inc (a)	63,526	5,187
Electronics - 2.20%			SS&C Technologies Holdings Inc	20,875	1,548
Allegion PLC	48,360	3,152			$24,093
			Telecommunications - 3.49%
Engineering & Construction - 2.09%			CommScope Holding Co Inc (a)	58,655	1,902
SBA Communications Corp (a)	25,110	2,989	Level 3 Communications Inc (a)	60,504	3,083
					$4,985

Healthcare - Products - 4.09%			Textiles - 2.31%
Edwards Lifesciences Corp (a)	21,328	3,352	Mohawk Industries Inc (a)	16,915	3,307
IDEXX Laboratories Inc (a)	36,455	2,501
		$5,853	TOTAL COMMON STOCKS		$138,520
			INVESTMENT COMPANIES - 5.07%	Shares Held	Value (000	's)
Healthcare - Services - 3.80%
Molina Healthcare Inc (a),(b)	34,529	2,141	Publicly Traded Investment Fund - 5.07%
WellCare Health Plans Inc (a)	37,105	3,287	Goldman Sachs Financial Square Funds -	2,365,168	2,365
		$5,428	Government Fund (c)
			Goldman Sachs Financial Square Funds -	4,884,828	4,885
Home Builders - 1.48%			Government Fund
Lennar Corp - A Shares	42,360	2,121
					$7,250
			TOTAL INVESTMENT COMPANIES		$7,250
Home Furnishings - 2.14%			Total Investments		$145,770
Harman International Industries Inc	27,860	3,063	Liabilities in Excess of Other Assets, Net - (1.94)%			$(2,772)
			TOTAL NET ASSETS - 100.00%		$142,998
Housewares - 1.97%
Newell Rubbermaid Inc	66,291	2,813
			(a) Non-Income Producing Security
			(b)		Security or a portion of the security was on loan at the end of the period.
Internet - 3.21%			(c)		Security was purchased with the cash proceeds from securities loans.
Expedia Inc	22,585	3,078

See accompanying notes

Schedule of Investments
MidCap Growth Fund
October 31, 2015

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	30.54%
Consumer, Non-cyclical	24.58%
Technology	17.80%
Industrial	12.67%
Communications	7.71%
Exchange Traded Funds	5.07%
Financial	2.60%
Basic Materials	0.97%
Liabilities in Excess of Other Assets, Net	(1.94)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2015

COMMON STOCKS - 95.23%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.28%			Biotechnology (continued)
Clear Channel Outdoor Holdings Inc (a)	2,707	$20	United Therapeutics Corp (a)	4,252	$623
Interpublic Group of Cos Inc/The	49,513	1,135			$20,800
Nielsen Holdings PLC	18,244	867
			Building Materials - 1.86%
Omnicom Group Inc	25,741	1,929	Armstrong World Industries Inc (a)	2,425	120
		$3,951	Fortune Brands Home & Security Inc	237,666	12,437
Aerospace & Defense - 1.71%			Lennox International Inc	3,988	530
B/E Aerospace Inc	9,892	464	Martin Marietta Materials Inc	720	112
Harris Corp	4,475	354	Masco Corp	25,082	727
Rockwell Collins Inc	159,765	13,855	USG Corp (a)	9,225	217
Spirit AeroSystems Holdings Inc (a)	16,192	854	Vulcan Materials Co	120,797	11,667
TransDigm Group Inc (a)	37,229	8,185			$25,810
		$23,712	Chemicals - 1.75%
Airlines - 0.52%			Airgas Inc	169,343	16,283
Alaska Air Group Inc	14,450	1,102	Ashland Inc	489	54
JetBlue Airways Corp (a),(b)	18,336	455	Axalta Coating Systems Ltd (a)	9,477	262
Southwest Airlines Co	66,579	3,082	Celanese Corp	834	59
Spirit Airlines Inc (a)	7,032	261	CF Industries Holdings Inc	25,168	1,278
United Continental Holdings Inc (a)	38,852	2,343	Cytec Industries Inc	941	70
		$7,243	Eastman Chemical Co	6,090	440
			FMC Corp	9,298	379
Apparel - 1.56%			Huntsman Corp	12,842	169
Carter's Inc	5,320	483	International Flavors & Fragrances Inc	5,820	675
Hanesbrands Inc	458,253	14,637	NewMarket Corp	882	347
Michael Kors Holdings Ltd (a)	14,253	551	Platform Specialty Products Corp (a)	3,209	34
Ralph Lauren Corp	252	28	RPM International Inc	12,863	588
Skechers U.S.A. Inc (a)	12,261	382
			Sherwin-Williams Co/The	8,270	2,207
Under Armour Inc (a)	59,035	5,613
			Sigma-Aldrich Corp	3,348	468
		$21,694	Valspar Corp/The	5,871	475
			WR Grace & Co (a)	5,233	525
Automobile Manufacturers - 0.12%
PACCAR Inc	32,657	1,719			$24,313
			Commercial Services - 7.77%
Automobile Parts & Equipment - 2.17%			Aaron's Inc	2,205	54
Allison Transmission Holdings Inc	10,215	293	Aramark	12,759	387
BorgWarner Inc	384,953	16,484	Booz Allen Hamilton Holding Corp	9,815	289
Delphi Automotive PLC	29,331	2,440	Cintas Corp	6,865	639
			CoStar Group Inc (a)	60,416	12,269
Lear Corp	7,606	951
Visteon Corp (a)	4,131	451	Equifax Inc	100,227	10,681
WABCO Holdings Inc (a)	84,454	9,478	Euronet Worldwide Inc (a)	73,490	5,897
			FleetCor Technologies Inc (a)	9,287	1,345
		$30,097
			Gartner Inc (a)	142,840	12,952
Banks - 2.21%			Global Payments Inc	7,936	1,083
East West Bancorp Inc	254,507	10,280	H&R Block Inc	18,454	688
Northern Trust Corp	96,510	6,793	Hertz Global Holdings Inc (a)	29,167	569
Signature Bank/New York NY (a)	90,088	13,416	KAR Auction Services Inc	5,058	194
SVB Financial Group (a)	2,289	279	Live Nation Entertainment Inc (a)	14,506	396
		$30,768	McGraw Hill Financial Inc	19,693	1,824
			Moody's Corp	150,577	14,479
Beverages - 1.64%
			Morningstar Inc	2,265	186
Brown-Forman Corp - A Shares	2,313	265	Quanta Services Inc (a)	4,061	82
Brown-Forman Corp - B Shares	8,410	893
			Robert Half International Inc	16,425	865
Coca-Cola Enterprises Inc	25,155	1,292
			Rollins Inc	9,770	262
Constellation Brands Inc	15,381	2,073
			RR Donnelley & Sons Co	11,180	189
Dr Pepper Snapple Group Inc	20,709	1,851
			Sabre Corp	11,981	351
Keurig Green Mountain Inc	165,528	8,400
Monster Beverage Corp (a)	58,912	8,031	SEI Investments Co	10,050	521
			Service Corp International/US	20,200	571
		$22,805	ServiceMaster Global Holdings Inc (a)	10,868	387
Biotechnology - 1.50%			Total System Services Inc	20,054	1,052
Alnylam Pharmaceuticals Inc (a)	5,601	481	Towers Watson & Co	104,934	12,966
BioMarin Pharmaceutical Inc (a)	79,971	9,360	United Rentals Inc (a)	7,007	524
Bluebird Bio Inc (a)	3,322	256	Vantiv Inc (a)	345,163	17,309
Charles River Laboratories International Inc	4,306	281	Verisk Analytics Inc (a)	105,164	7,531
(a)			Western Union Co/The	58,441	1,125
Incyte Corp (a)	14,382	1,690	WEX Inc (a)	3,870	348
Intercept Pharmaceuticals Inc (a)	1,450	228			$108,015
Intrexon Corp (a)	4,033	136
Isis Pharmaceuticals Inc (a)	11,041	532	Computers - 3.60%
			Cadence Design Systems Inc (a)	21,141	470
Juno Therapeutics Inc (a)	1,167	60
Medivation Inc (a)	156,973	6,603	DST Systems Inc	3,050	373
			Fortinet Inc (a)	304,014	10,446
Puma Biotechnology Inc (a)	2,242	185
			Genpact Ltd (a)	1,104,418	27,367
Seattle Genetics Inc (a)	8,801	365
			IHS Inc (a)	4,237	506
			Jack Henry & Associates Inc	8,245	638

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electronics (continued)
Leidos Holdings Inc	1,371	$72	Keysight Technologies Inc (a)	13,608	$450
NetApp Inc	14,456	491	Mettler-Toledo International Inc (a)	30,859	9,597
Synopsys Inc (a)	179,340	8,964	National Instruments Corp	3,062	93
Teradata Corp (a)	11,070	311	PerkinElmer Inc	1,716	89
VeriFone Systems Inc (a)	11,531	348	Trimble Navigation Ltd (a)	312,026	7,098
		$49,986	Tyco International PLC	26,387	962
			Waters Corp (a)	7,603	972
Consumer Products - 1.00%					$22,382
Avery Dennison Corp	8,421	547
Church & Dwight Co Inc	141,559	12,187	Engineering & Construction - 1.03%
Clorox Co/The	7,483	913	AECOM (a)	2,614	77
Spectrum Brands Holdings Inc	2,299	220	SBA Communications Corp (a)	118,167	14,064
		$13,867	TopBuild Corp (a)	3,766	106
					$14,247
Cosmetics & Personal Care - 0.02%
Coty Inc	7,566	219	Entertainment - 0.61%
			Cinemark Holdings Inc	11,434	405
			Gaming and Leisure Properties Inc	1,810	53
Distribution & Wholesale - 2.87%
			International Game Technology PLC	6,434	104
Fastenal Co	268,189	10,503
Fossil Group Inc (a)	3,211	175	Lions Gate Entertainment Corp	9,336	364
			Six Flags Entertainment Corp	144,015	7,495
Genuine Parts Co	10,139	920
HD Supply Holdings Inc (a)	16,825	501			$8,421
Ingram Micro Inc	1,622	48	Environmental Control - 1.18%
LKQ Corp (a)	511,910	15,157	Clean Harbors Inc (a)	3,935	183
Watsco Inc	93,756	11,535	Stericycle Inc (a)	133,213	16,168
WW Grainger Inc	4,798	1,008			$16,351
		$39,847
			Food - 1.87%
Diversified Financial Services - 5.38%			Campbell Soup Co	13,593	690
Affiliated Managers Group Inc (a)	151,027	27,224	ConAgra Foods Inc	4,060	165
Air Lease Corp	936	32	Flowers Foods Inc	14,356	388
Alliance Data Systems Corp (a)	55,492	16,499	Hain Celestial Group Inc/The (a)	9,483	473
Ally Financial Inc (a)	2,727	54	Hershey Co/The	10,447	926
Ameriprise Financial Inc	10,833	1,250	Hormel Foods Corp	16,101	1,088
Artisan Partners Asset Management Inc	3,184	122	Ingredion Inc	3,610	343
CBOE Holdings Inc	7,973	534	Kellogg Co	16,118	1,137
CoreLogic Inc/United States (a)	4,831	188	McCormick & Co Inc/MD	136,416	11,456
Credit Acceptance Corp (a)	837	158	Pilgrim's Pride Corp	678	13
Eaton Vance Corp	11,112	401	Sprouts Farmers Market Inc (a)	14,247	290
Federated Investors Inc	8,802	270	Sysco Corp	13,307	549
Greenhill & Co Inc	42,195	1,089	Tyson Foods Inc	6,640	294
Interactive Brokers Group Inc - A Shares	894	37	United Natural Foods Inc (a)	129,702	6,543
Intercontinental Exchange Inc	43,639	11,015	WhiteWave Foods Co/The (a)	12,615	517
Invesco Ltd	134,643	4,467	Whole Foods Market Inc	37,010	1,109
Lazard Ltd	15,849	734			$25,981
Legg Mason Inc	2,847	127
LPL Financial Holdings Inc	166,162	7,079	Forest Products & Paper - 0.13%
NorthStar Asset Management Group Inc/New	17,923	262	International Paper Co	41,226	1,760
York
Santander Consumer USA Holdings Inc (a)	1,215	22
			Hand & Machine Tools - 0.12%
SLM Corp (a)	36,616	258
			Lincoln Electric Holdings Inc	7,080	423
T Rowe Price Group Inc	25,443	1,924	Regal Beloit Corp	561	36
TD Ameritrade Holding Corp	23,384	806	Snap-on Inc	6,577	1,091
Waddell & Reed Financial Inc	7,258	268	Stanley Black & Decker Inc	1,082	115
		$74,820			$1,665

Electric - 0.02%			Healthcare - Products - 4.47%
Calpine Corp (a)	4,223	66	Alere Inc (a)	5,319	245
ITC Holdings Corp	5,143	168	Align Technology Inc (a)	144,521	9,460
		$234	Bio-Techne Corp	1,335	118
			Boston Scientific Corp (a)	7,080	129
Electrical Components & Equipment - 1.92%			Bruker Corp (a)	9,953	183
Acuity Brands Inc	67,430	14,741
AMETEK Inc	215,270	11,801	Cooper Cos Inc/The	35,648	5,432
Hubbell Inc	1,017	98	CR Bard Inc	7,533	1,404
SunPower Corp (a)	564	15	DENTSPLY International Inc	5,939	361
			Edwards Lifesciences Corp (a)	10,557	1,659
		$26,655	Globus Medical Inc (a)	331,207	7,402
Electronics - 1.61%			Henry Schein Inc (a)	8,742	1,326
Allegion PLC	9,345	609	Hill-Rom Holdings Inc	5,262	277
Amphenol Corp	31,506	1,708	Hologic Inc (a)	17,690	687
FLIR Systems Inc	8,475	226	IDEXX Laboratories Inc (a)	244,635	16,787
Gentex Corp	15,851	260	Intuitive Surgical Inc (a)	2,649	1,316
GoPro Inc (a)	8,620	215	Patterson Cos Inc	4,986	236
Jabil Circuit Inc	4,474	103	ResMed Inc	10,128	583

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Leisure Products & Services - 2.56%
Sirona Dental Systems Inc (a)	113,156	$12,349	Brunswick Corp/DE	207,991	$11,192
St Jude Medical Inc	16,541	1,056	Harley-Davidson Inc	12,638	625
Varian Medical Systems Inc (a)	10,980	862	Jarden Corp (a)	15,187	680
VWR Corp (a)	1,512	42	Norwegian Cruise Line Holdings Ltd (a)	8,704	554
Zimmer Biomet Holdings Inc	1,928	202	Polaris Industries Inc	200,332	22,505
		$62,116			$35,556

Healthcare - Services - 2.87%			Lodging - 0.33%
Acadia Healthcare Co Inc (a)	89,520	5,497	Choice Hotels International Inc	3,929	205
Centene Corp (a)	13,366	795	Extended Stay America Inc	6,756	130
DaVita HealthCare Partners Inc (a)	6,457	501	Hilton Worldwide Holdings Inc	37,247	931
Envision Healthcare Holdings Inc (a)	234,043	6,600	Marriott International Inc/MD	15,026	1,154
Health Net Inc/CA (a)	1,668	107	MGM Resorts International (a)	2,377	55
Laboratory Corp of America Holdings (a)	89,099	10,936	Starwood Hotels & Resorts Worldwide Inc	12,256	979
LifePoint Health Inc (a)	861	59	Wyndham Worldwide Corp	13,519	1,100
MEDNAX Inc (a)	208,199	14,672			$4,554
Premier Inc (a)	4,093	138
Tenet Healthcare Corp (a)	9,875	310	Machinery - Construction & Mining - 0.00%
			Babcock & Wilcox Enterprises Inc (a)	2,587	44
Universal Health Services Inc	2,601	318
		$39,933
			Machinery - Diversified - 2.64%
Holding Companies - Diversified - 0.00%
			BWX Technologies Inc	2,764	78
Leucadia National Corp	3,371	67
			Cognex Corp	8,280	311
			Flowserve Corp	6,008	279
Home Builders - 0.15%			Graco Inc	5,871	431
DR Horton Inc	18,727	551	IDEX Corp	6,954	534
Lennar Corp - A Shares	4,851	243	Middleby Corp/The (a)	152,027	17,778
Lennar Corp - B Shares	1,368	57	Nordson Corp	5,880	419
NVR Inc (a)	522	855	Rockwell Automation Inc	92,226	10,067
Thor Industries Inc	4,962	268	Roper Technologies Inc	4,652	867
Toll Brothers Inc (a)	4,236	153	Wabtec Corp/DE	67,105	5,561
		$2,127	Zebra Technologies Corp (a)	4,891	376
					$36,701
Home Furnishings - 1.07%
Harman International Industries Inc	121,694	13,382	Media - 0.38%
Leggett & Platt Inc	18,192	819	AMC Networks Inc (a)	5,988	442
Tempur Sealy International Inc (a)	6,158	479	Cablevision Systems Corp	2,231	73
Whirlpool Corp	1,553	249	Charter Communications Inc (a)	5,373	1,026
		$14,929	Discovery Communications Inc - A Shares (a)	13,266	390
			Discovery Communications Inc - C Shares (a)	17,947	494
Housewares - 0.84%			FactSet Research Systems Inc	5,258	921
Newell Rubbermaid Inc	253,845	10,770	Scripps Networks Interactive Inc	8,951	538
Scotts Miracle-Gro Co/The	4,194	278	Sirius XM Holdings Inc (a)	263,162	1,074
Toro Co/The	5,600	422	Starz (a)	8,630	289
Tupperware Brands Corp	4,403	259			$5,247
		$11,729
			Metal Fabrication & Hardware - 0.00%
Insurance - 0.18%			Valmont Industries Inc	305	33
AmTrust Financial Services Inc	502	34
Aon PLC	20,212	1,886
Arthur J Gallagher & Co	6,611	289	Mining - 0.02%
Erie Indemnity Co	2,407	210	Compass Minerals International Inc	3,284	267
Markel Corp (a)	109	95	Royal Gold Inc	518	25
		$2,514	Tahoe Resources Inc	3,645	30
					$322
Internet - 1.59%
CDW Corp/DE	186,058	8,315	Miscellaneous Manufacturers - 1.73%
Expedia Inc	10,639	1,450	AO Smith Corp	164,093	12,605
F5 Networks Inc (a)	8,261	910	AptarGroup Inc	1,552	114
FireEye Inc (a)	12,809	335	Carlisle Cos Inc	104,908	9,127
GoDaddy Inc (a)	2,993	82	Donaldson Co Inc	11,905	360
HomeAway Inc (a)	3,616	114	Hexcel Corp	9,348	433
IAC/InterActiveCorp	7,362	493	Ingersoll-Rand PLC	4,111	244
Liberty Ventures (a)	10,247	447	Parker-Hannifin Corp	7,322	767
LinkedIn Corp (a)	7,846	1,890	Textron Inc	9,943	419
Pandora Media Inc (a)	441,653	5,083			$24,069
Splunk Inc (a)	9,004	506
TripAdvisor Inc (a)	8,058	675	Office & Business Equipment - 0.01%
Twitter Inc (a)	40,531	1,154	Pitney Bowes Inc	8,123	168
VeriSign Inc (a)	7,431	599
		$22,053	Oil & Gas - 1.17%
			Cabot Oil & Gas Corp	29,661	644
Iron & Steel - 0.01%			Concho Resources Inc (a)	129,119	14,967
Steel Dynamics Inc	4,043	75	Continental Resources Inc/OK (a)	2,758	93
			CVR Energy Inc	528	23

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			Retail - 10.93%
HollyFrontier Corp	3,535	$173	Advance Auto Parts Inc	8,032	$1,594
Memorial Resource Development Corp (a)	7,233	128	AutoNation Inc (a)	7,441	470
Murphy USA Inc (a)	846	52	AutoZone Inc (a)	3,192	2,504
Range Resources Corp	854	26	Bed Bath & Beyond Inc (a)	19,053	1,136
Tesoro Corp	1,132	121	Brinker International Inc	6,465	294
		$16,227	Buffalo Wild Wings Inc (a)	33,582	5,181
			Burlington Stores Inc (a)	185,923	8,939
Oil & Gas Services - 0.05%			CarMax Inc (a)	15,003	885
FMC Technologies Inc (a)	15,542	526
			Chipotle Mexican Grill Inc (a)	10,409	6,664
Oceaneering International Inc	1,689	71	Coach Inc	2,950	92
RPC Inc	1,079	12	Copart Inc (a)	12,619	457
Targa Resources Corp	2,377	136	CST Brands Inc	6,685	240
		$745	Darden Restaurants Inc	1,695	105
Packaging & Containers - 0.25%			Dick's Sporting Goods Inc	6,733	300
Ball Corp	9,919	680	Dillard's Inc	684	61
Bemis Co Inc	1,598	73	Dollar General Corp	279,574	18,947
Crown Holdings Inc (a)	4,357	231	Dollar Tree Inc (a)	16,565	1,085
Graphic Packaging Holding Co	19,719	279	Domino's Pizza Inc	6,991	746
Owens-Illinois Inc (a)	1,528	33	DSW Inc	981	24
Packaging Corp of America	7,075	484	Dunkin' Brands Group Inc	9,341	387
Sealed Air Corp	23,074	1,133	Foot Locker Inc	14,321	970
Silgan Holdings Inc	4,099	209	Gap Inc/The	17,116	466
WestRock Co	5,713	307	GNC Holdings Inc	8,802	262
		$3,429	L Brands Inc	91,974	8,828
			Liberty Interactive Corp QVC Group (a)	26,453	724
Pharmaceuticals - 2.39%			lululemon athletica Inc (a)	8,039	395
Agios Pharmaceuticals Inc (a)	2,317	169	Macy's Inc	26,321	1,342
Akorn Inc (a)	111,148	2,972	Michaels Cos Inc/The (a)	7,344	172
Alkermes PLC (a)	11,313	814	MSC Industrial Direct Co Inc	1,523	96
AmerisourceBergen Corp	21,646	2,089	Nordstrom Inc	10,098	658
DexCom Inc (a)	5,700	475	Nu Skin Enterprises Inc	1,203	46
Endo International PLC (a)	6,931	416	Office Depot Inc (a)	12,908	98
Herbalife Ltd (a)	5,806	325	O'Reilly Automotive Inc (a)	103,097	28,481
Jazz Pharmaceuticals PLC (a)	5,613	770	Panera Bread Co (a)	2,543	451
Mallinckrodt PLC (a)	4,191	275	Penske Automotive Group Inc	2,144	105
Mead Johnson Nutrition Co	83,791	6,871	Rite Aid Corp (a)	41,666	328
OPKO Health Inc (a)	27,522	260	Ross Stores Inc	257,568	13,027
Perrigo Co PLC	94,986	14,983	Sally Beauty Holdings Inc (a)	469,747	11,044
Quintiles Transnational Holdings Inc (a)	6,908	440	Signet Jewelers Ltd	5,755	869
VCA Inc (a)	7,725	423	Tiffany & Co	110,296	9,093
Zoetis Inc	45,965	1,977	Tractor Supply Co	124,793	11,530
		$33,259	Ulta Salon Cosmetics & Fragrance Inc (a)	4,622	804
			Urban Outfitters Inc (a)	9,397	269
Pipelines - 0.02%			Vista Outdoor Inc (a)	1,628	73
ONEOK Inc	10,053	341
			Williams-Sonoma Inc	156,378	11,533
			World Fuel Services Corp	1,278	57
Real Estate - 0.15%					$151,832
CBRE Group Inc (a)	31,947	1,191
Jones Lang LaSalle Inc	4,495	749	Semiconductors - 1.90%
Realogy Holdings Corp (a)	4,954	194	Altera Corp	6,772	356
		$2,134	Analog Devices Inc	29,787	1,791
			Applied Materials Inc	72,501	1,216
REITS - 0.92%			Atmel Corp	39,727	302
Boston Properties Inc	14,686	1,848	Freescale Semiconductor Ltd (a)	9,790	328
Columbia Property Trust Inc	2,092	52	Integrated Device Technology Inc (a)	291,009	7,421
Crown Castle International Corp	33,547	2,867	IPG Photonics Corp (a)	50,851	4,201
Digital Realty Trust Inc	9,185	679	KLA-Tencor Corp	11,479	770
Empire State Realty Trust Inc	5,631	100	Lam Research Corp	12,901	988
Equinix Inc	4,082	1,211	Linear Technology Corp	25,499	1,133
Equity LifeStyle Properties Inc	8,093	490	Maxim Integrated Products Inc	6,972	286
Extra Space Storage Inc	14,301	1,133	Microchip Technology Inc	14,995	724
Federal Realty Investment Trust	7,808	1,120	ON Semiconductor Corp (a)	37,511	413
Healthcare Trust of America Inc	1,804	47	Qorvo Inc (a)	10,747	472
Iron Mountain Inc	5,829	179	Skyworks Solutions Inc	72,490	5,599
Lamar Advertising Co	7,740	437	Xilinx Inc	9,713	462
Omega Healthcare Investors Inc	8,247	285			$26,462
Plum Creek Timber Co Inc	9,835	401
Post Properties Inc	1,862	111	Shipbuilding - 0.04%
Tanger Factory Outlet Centers Inc	9,290	325	Huntington Ingalls Industries Inc	4,778	573
Taubman Centers Inc	2,272	175
Welltower Inc	17,889	1,160	Software - 10.27%
Weyerhaeuser Co	3,397	100	Akamai Technologies Inc (a)	173,934	10,579
		$12,720	Allscripts Healthcare Solutions Inc (a)	7,722	109
			ANSYS Inc (a)	251,097	23,932

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held	Value (000	's)

Software (continued)				(a) Non-Income Producing Security
athenahealth Inc (a)	3,626	$553		(b)	Security is Illiquid. At the end of the period, the value of these securities
Autodesk Inc (a)	12,138	670		totaled $455 or 0.03% of net assets.
Black Knight Financial Services Inc (a)	2,479	89
Broadridge Financial Solutions Inc	14,977	892
CDK Global Inc	11,504	573
Cerner Corp (a)	410,134	27,188		Portfolio Summary (unaudited)
Citrix Systems Inc (a)	11,531	947		Sector	Percent
Dun & Bradstreet Corp/The	1,135	129		Consumer, Cyclical	24.79%
Electronic Arts Inc (a)	32,189	2,320		Consumer, Non-cyclical	23.64%
Fidelity National Information Services Inc	8,761	639		Industrial	16.47%
Fiserv Inc (a)	214,902	20,741		Technology	15.67%
Guidewire Software Inc (a)	170,700	9,940		Financial	8.84%
IMS Health Holdings Inc (a)	13,460	366		Exchange Traded Funds	4.70%
Inovalon Holdings Inc (a)	3,818	88		Communications	2.65%
Intuit Inc	19,834	1,932		Basic Materials	1.91%
King Digital Entertainment PLC	9,563	143		Energy	1.24%
MSCI Inc	8,108	543		Utilities	0.02%
NetSuite Inc (a)	3,860	328		Diversified	0.00%
Paychex Inc	29,988	1,547		Other Assets in Excess of Liabilities, Net	0.07%
PTC Inc (a)	11,647	413		TOTAL NET ASSETS	100.00%
Rackspace Hosting Inc (a)	12,382	320
Red Hat Inc (a)	229,483	18,154
ServiceNow Inc (a)	11,027	900
SolarWinds Inc (a)	7,127	414
Solera Holdings Inc	6,563	359
SS&C Technologies Holdings Inc	7,314	542
Tableau Software Inc (a)	4,804	403
Tyler Technologies Inc (a)	41,214	7,021
Ultimate Software Group Inc/The (a)	44,642	9,123
Veeva Systems Inc (a)	6,913	175
Workday Inc (a)	7,615	601
		$142,673

Telecommunications - 0.40%
Arista Networks Inc (a)	3,392	219
ARRIS Group Inc (a)	2,658	75
CommScope Holding Co Inc (a)	4,467	145
Juniper Networks Inc	4,764	150
Level 3 Communications Inc (a)	4,604	235
Motorola Solutions Inc	15,127	1,058
NeuStar Inc (a)	94,824	2,578
Palo Alto Networks Inc (a)	5,219	840
Zayo Group Holdings Inc (a)	11,698	310
		$5,610

Textiles - 0.07%
Mohawk Industries Inc (a)	5,148	1,006

Toys, Games & Hobbies - 0.99%
Hasbro Inc	179,209	13,769

Transportation - 2.38%
CH Robinson Worldwide Inc	16,376	1,136
Expeditors International of Washington Inc	21,862	1,088
Genesee & Wyoming Inc (a)	1,878	126
JB Hunt Transport Services Inc	145,906	11,143
Landstar System Inc	4,626	292
Old Dominion Freight Line Inc (a)	309,620	19,178
Teekay Corp	1,770	57
		$33,020
TOTAL COMMON STOCKS		$1,323,399
INVESTMENT COMPANIES - 4.70%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 4.70%
BlackRock Liquidity Funds FedFund Portfolio	32,691,719	32,692
Cash Account Trust - Government & Agency	1,177,449	1,177
Portfolio - Government Cash Managed
First American Government Obligations Fund	31,389,465	31,390
		$65,259
TOTAL INVESTMENT COMPANIES		$65,259
Total Investments		$1,388,658
Other Assets in Excess of Liabilities, Net - 0.07%		$998
TOTAL NET ASSETS - 100.00%		$1,389,656

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
October 31, 2015

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2015	Long	465	$64,826	$67,025	$2,199
Total					$2,199
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2015

COMMON STOCKS - 98.66%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.27%			Chemicals (continued)
B/E Aerospace Inc	80,288	$3,770	RPM International Inc	100,849	$4,610
Esterline Technologies Corp (a)	23,286	1,794	Sensient Technologies Corp	34,639	2,261
KLX Inc (a)	39,874	1,559	Valspar Corp/The	55,876	4,523
Orbital ATK Inc	44,672	3,825			$37,504
Teledyne Technologies Inc (a)	26,750	2,387
			Commercial Services - 4.98%
Triumph Group Inc	37,267	1,736
			Aaron's Inc	48,822	1,204
		$15,071	Apollo Education Group Inc (a)	76,190	553
Airlines - 1.12%			CEB Inc	25,337	1,894
Alaska Air Group Inc	96,233	7,338	Deluxe Corp	37,761	2,249
JetBlue Airways Corp (a),(b)	237,945	5,910	DeVry Education Group Inc	43,204	1,018
		$13,248	FTI Consulting Inc (a)	31,625	1,076
			Gartner Inc (a)	62,764	5,691
Apparel - 0.67%			Global Payments Inc	49,218	6,714
Carter's Inc	39,487	3,588	Graham Holdings Co	3,392	1,874
Deckers Outdoor Corp (a)	24,700	1,375	Live Nation Entertainment Inc (a)	110,124	3,004
Skechers U.S.A. Inc (a)	96,791	3,020
			ManpowerGroup Inc	58,045	5,327
		$7,983	PAREXEL International Corp (a)	41,826	2,640
Automobile Parts & Equipment - 0.17%			Rent-A-Center Inc/TX	40,100	737
Dana Holding Corp	121,144	2,035	Rollins Inc	71,044	1,905
			RR Donnelley & Sons Co	157,740	2,661
			SEI Investments Co	105,321	5,458
Banks - 5.12%			Service Corp International/US	151,452	4,280
Associated Banc-Corp	113,533	2,196	Sotheby's	46,749	1,620
BancorpSouth Inc	65,877	1,642	Towers Watson & Co	52,367	6,471
Bank of Hawaii Corp	32,879	2,153	WEX Inc (a)	29,214	2,627
Bank of the Ozarks Inc	59,053	2,954			$59,003
Cathay General Bancorp	58,065	1,817
Commerce Bancshares Inc/MO	60,669	2,764	Computers - 4.26%
			3D Systems Corp (a)	80,418	809
Cullen/Frost Bankers Inc	42,022	2,876
			Cadence Design Systems Inc (a)	220,232	4,894
East West Bancorp Inc	108,725	4,391
First Horizon National Corp	176,879	2,508	Convergys Corp	74,280	1,907
FirstMerit Corp	125,290	2,354	Diebold Inc	49,102	1,810
Fulton Financial Corp	132,227	1,775	DST Systems Inc	25,466	3,111
			Fortinet Inc (a)	109,956	3,778
Hancock Holding Co	59,017	1,629
International Bancshares Corp	42,202	1,137	Jack Henry & Associates Inc	61,216	4,734
PacWest Bancorp	85,198	3,837	Leidos Holdings Inc	48,475	2,548
Prosperity Bancshares Inc	49,763	2,557	Lexmark International Inc	46,565	1,513
Signature Bank/New York NY (a)	38,454	5,727	Manhattan Associates Inc (a)	55,490	4,042
SVB Financial Group (a)	38,907	4,749	MAXIMUS Inc	49,848	3,400
Synovus Financial Corp	99,763	3,156	Mentor Graphics Corp	75,313	2,048
			NCR Corp (a)	119,355	3,175
TCF Financial Corp	127,811	1,967
			NetScout Systems Inc (a)	76,139	2,731
Trustmark Corp	51,061	1,227
Umpqua Holdings Corp	166,548	2,781	Science Applications International Corp	31,659	1,452
			Synopsys Inc (a)	117,869	5,891
Valley National Bancorp	175,897	1,847
			VeriFone Systems Inc (a)	86,385	2,604
Webster Financial Corp	69,477	2,578
		$60,622			$50,447

Beverages - 0.14%			Consumer Products - 0.72%
Boston Beer Co Inc/The (a)	7,333	1,610	Church & Dwight Co Inc	98,974	8,521

Biotechnology - 0.81%			Cosmetics & Personal Care - 0.45%
Bio-Rad Laboratories Inc (a)	15,630	2,180	Avon Products Inc	328,997	1,326
Charles River Laboratories International Inc	35,356	2,307	Edgewell Personal Care Co	47,007	3,982
(a)					$5,308
United Therapeutics Corp (a)	34,420	5,047
			Distribution & Wholesale - 1.07%
		$9,534	Ingram Micro Inc	117,774	3,507
			LKQ Corp (a)	230,468	6,824
Building Materials - 1.25%
Eagle Materials Inc	38,081	2,515	Watsco Inc	19,425	2,390
Fortune Brands Home & Security Inc	120,885	6,326			$12,721
Lennox International Inc	30,290	4,023	Diversified Financial Services - 2.60%
Louisiana-Pacific Corp (a)	107,836	1,904
			CBOE Holdings Inc	62,571	4,195
		$14,768	CoreLogic Inc/United States (a)	67,331	2,625
Chemicals - 3.17%			Eaton Vance Corp	88,815	3,207
Albemarle Corp	84,804	4,539	Federated Investors Inc	71,965	2,211
Ashland Inc	51,111	5,608	Janus Capital Group Inc	111,433	1,730
Cabot Corp	47,552	1,709	MarketAxess Holdings Inc	28,186	2,855
Chemours Co/The	136,787	948	Raymond James Financial Inc	96,859	5,338
			SLM Corp (a)	321,894	2,273
Cytec Industries Inc	54,013	4,019
			Stifel Financial Corp (a)	52,479	2,332
Minerals Technologies Inc	26,264	1,548
NewMarket Corp	7,888	3,106	Waddell & Reed Financial Inc	63,292	2,338
Olin Corp	124,715	2,392	WisdomTree Investments Inc	86,596	1,665
PolyOne Corp	67,007	2,241			$30,769
See accompanying notes			350

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric - 2.58%			Gas - 1.93%
Alliant Energy Corp	85,607	$5,053	Atmos Energy Corp	76,617	$4,827
Black Hills Corp	33,888	1,551	National Fuel Gas Co	63,917	3,357
Cleco Corp	45,713	2,423	ONE Gas Inc	39,414	1,925
Great Plains Energy Inc	116,650	3,208	Questar Corp	132,827	2,743
Hawaiian Electric Industries Inc	81,218	2,376	UGI Corp	130,589	4,789
IDACORP Inc	38,048	2,543	Vectren Corp	62,479	2,841
MDU Resources Group Inc	147,434	2,781	WGL Holdings Inc	37,586	2,339
OGE Energy Corp	150,926	4,303			$22,821
PNM Resources Inc	60,204	1,693
Talen Energy Corp (a)	48,565	422	Hand & Machine Tools - 0.58%
Westar Energy Inc	106,762	4,238	Kennametal Inc	60,027	1,688
		$30,591	Lincoln Electric Holdings Inc	51,452	3,077
			Regal Beloit Corp	33,890	2,162
Electrical Components & Equipment - 1.27%					$6,927
Acuity Brands Inc	32,909	7,194
Belden Inc	32,251	2,065	Healthcare - Products - 4.39%
			Align Technology Inc (a)	55,078	3,605
Energizer Holdings Inc	47,007	2,013
Hubbell Inc	38,323	3,712	Bio-Techne Corp	28,091	2,478
			Cooper Cos Inc/The	36,725	5,595
		$14,984	Halyard Health Inc (a)	35,231	1,046
Electronics - 3.50%			Hill-Rom Holdings Inc	42,623	2,246
Arrow Electronics Inc (a)	71,364	3,924	Hologic Inc (a)	185,304	7,201
Avnet Inc	101,626	4,617	IDEXX Laboratories Inc (a)	69,539	4,772
FEI Co	31,436	2,269	LivaNova PLC (a)	31,955	2,118
Gentex Corp	221,353	3,628	New STERIS Ltd	64,195	4,811
Jabil Circuit Inc	146,501	3,367	ResMed Inc	106,205	6,118
Keysight Technologies Inc (a)	127,989	4,234	Sirona Dental Systems Inc (a)	42,218	4,607
Knowles Corp (a)	66,787	1,113	Teleflex Inc	31,440	4,182
Mettler-Toledo International Inc (a)	20,935	6,511	West Pharmaceutical Services Inc	54,422	3,266
National Instruments Corp	76,942	2,344			$52,045
Tech Data Corp (a)	26,697	1,943
Trimble Navigation Ltd (a)	194,284	4,420	Healthcare - Services - 2.23%
			Amsurg Corp (a)	36,615	2,566
Vishay Intertechnology Inc	102,369	1,085	Centene Corp (a)	90,011	5,354
Woodward Inc	43,251	1,968	Community Health Systems Inc (a)	89,278	2,503
		$41,423	Health Net Inc/CA (a)	58,415	3,754
Energy - Alternate Sources - 0.15%			LifePoint Health Inc (a)	33,566	2,312
SunEdison Inc (a)	238,126	1,738	MEDNAX Inc (a)	71,106	5,011
			Molina Healthcare Inc (a)	30,929	1,918
			WellCare Health Plans Inc (a)	33,310	2,951
Engineering & Construction - 0.54%
AECOM (a)	114,105	3,363			$26,369
Granite Construction Inc	29,763	977	Home Builders - 1.38%
KBR Inc	109,100	2,012	CalAtlantic Group Inc	58,392	2,224
		$6,352	KB Home	68,851	902
			MDC Holdings Inc	29,558	768
Entertainment - 0.39%			NVR Inc (a)	2,885	4,725
Cinemark Holdings Inc	79,737	2,826
DreamWorks Animation SKG Inc (a)	53,638	1,086	Thor Industries Inc	34,453	1,863
			Toll Brothers Inc (a)	122,557	4,409
International Speedway Corp	20,195	700	TRI Pointe Group Inc (a)	110,020	1,428
		$4,612
					$16,319
Environmental Control - 0.67%
Clean Harbors Inc (a)	40,187	1,868	Home Furnishings - 0.31%
			Tempur Sealy International Inc (a)	46,780	3,641
MSA Safety Inc	23,995	1,043
Waste Connections Inc	93,277	5,082
		$7,993	Housewares - 0.64%
			Scotts Miracle-Gro Co/The	34,266	2,267
Food - 2.58%			Toro Co/The	41,426	3,118
Dean Foods Co	71,372	1,292	Tupperware Brands Corp	37,705	2,220
Flowers Foods Inc	139,798	3,774
Hain Celestial Group Inc/The (a)	77,556	3,866			$7,605
Ingredion Inc	53,943	5,128	Insurance - 5.27%
Lancaster Colony Corp	14,682	1,670	Alleghany Corp (a)	12,069	5,989
Post Holdings Inc (a)	45,879	2,949	American Financial Group Inc/OH	54,298	3,920
SUPERVALU Inc (a)	200,224	1,315	Arthur J Gallagher & Co	131,925	5,769
Tootsie Roll Industries Inc	13,509	429	Aspen Insurance Holdings Ltd	45,937	2,233
TreeHouse Foods Inc (a)	32,550	2,788	Brown & Brown Inc	88,374	2,852
United Natural Foods Inc (a)	37,857	1,910	CNO Financial Group Inc	145,286	2,791
WhiteWave Foods Co/The (a)	132,843	5,444	Endurance Specialty Holdings Ltd	45,790	2,891
		$30,565	Everest Re Group Ltd	33,398	5,944
			First American Financial Corp	82,115	3,131
Forest Products & Paper - 0.17%			Hanover Insurance Group Inc/The	33,402	2,814
Domtar Corp	47,489	1,958	Kemper Corp	36,802	1,315
			Mercury General Corp	27,518	1,486
			Old Republic International Corp	182,533	3,293

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Oil & Gas (continued)
Primerica Inc	37,485	$1,785	California Resources Corp	236,550	$956
Reinsurance Group of America Inc	50,238	4,533	Denbury Resources Inc	268,660	951
RenaissanceRe Holdings Ltd	34,725	3,807	Energen Corp	59,557	3,463
StanCorp Financial Group Inc	31,971	3,668	Gulfport Energy Corp (a)	81,787	2,492
WR Berkley Corp	74,594	4,165	HollyFrontier Corp	142,520	6,979
		$62,386	Murphy USA Inc (a)	30,441	1,868
			Nabors Industries Ltd	220,579	2,215
Iron & Steel - 1.08%			Noble Corp PLC	182,887	2,463
Allegheny Technologies Inc	82,543	1,213	Patterson-UTI Energy Inc	111,255	1,657
Carpenter Technology Corp	37,444	1,247	QEP Resources Inc	121,511	1,878
Commercial Metals Co	87,375	1,256	Rowan Cos PLC	94,322	1,856
Reliance Steel & Aluminum Co	55,530	3,330	SM Energy Co	51,357	1,713
Steel Dynamics Inc	182,957	3,379	Western Refining Inc	53,461	2,225
United States Steel Corp	110,539	1,291	WPX Energy Inc (a)	176,791	1,213
Worthington Industries Inc	35,562	1,092			$32,657
		$12,808
			Oil & Gas Services - 0.76%
Leisure Products & Services - 1.32%			Dril-Quip Inc (a)	29,254	1,801
Brunswick Corp/DE	69,496	3,740	NOW Inc (a)	81,008	1,338
Jarden Corp (a)	149,961	6,718
			Oceaneering International Inc	73,953	3,108
Polaris Industries Inc	46,497	5,223	Oil States International Inc (a)	38,766	1,163
		$15,681	Superior Energy Services Inc	113,937	1,613
Machinery - Construction & Mining - 0.45%					$9,023
Joy Global Inc	73,657	1,266	Packaging & Containers - 1.17%
Oshkosh Corp	59,194	2,432	Bemis Co Inc	73,647	3,371
Terex Corp	82,007	1,645	Greif Inc - Class A	19,428	637
		$5,343	Packaging Corp of America	73,862	5,056
Machinery - Diversified - 2.12%			Silgan Holdings Inc	30,576	1,555
AGCO Corp	56,644	2,741	Sonoco Products Co	76,284	3,257
Cognex Corp	65,834	2,475			$13,876
Graco Inc	43,633	3,203	Pharmaceuticals - 0.73%
IDEX Corp	58,494	4,490	Akorn Inc (a)	60,544	1,619
Nordson Corp	43,220	3,079	Catalent Inc (a)	74,350	1,976
Wabtec Corp/DE	73,068	6,055	Owens & Minor Inc	47,630	1,708
Zebra Technologies Corp (a)	39,359	3,027
			VCA Inc (a)	61,337	3,359
		$25,070			$8,662

Media - 1.39%			Publicly Traded Investment Fund - 0.63%
AMC Networks Inc (a)	46,013	3,400
			iShares Core S&P Mid-Cap ETF	51,783	7,468
Cable One Inc	3,358	1,456
FactSet Research Systems Inc	31,303	5,482
John Wiley & Sons Inc	37,323	1,953	Real Estate - 0.59%
Meredith Corp	28,465	1,338	Alexander & Baldwin Inc	34,723	1,310
New York Times Co/The	95,731	1,271	Jones Lang LaSalle Inc	33,984	5,666
Time Inc	82,945	1,541			$6,976
		$16,441
			REITS - 10.12%
Metal Fabrication & Hardware - 0.31%			Alexandria Real Estate Equities Inc	54,651	4,904
Timken Co/The	55,590	1,757	American Campus Communities Inc	84,893	3,444
Valmont Industries Inc	17,572	1,905	BioMed Realty Trust Inc	152,719	3,575
		$3,662	Camden Property Trust	65,646	4,844
			Care Capital Properties Inc	62,522	2,060
Mining - 0.37%			Communications Sales & Leasing Inc	91,036	1,829
Compass Minerals International Inc	25,466	2,069	Corporate Office Properties Trust	71,447	1,643
Royal Gold Inc	49,270	2,357	Corrections Corp of America	88,521	2,523
		$4,426	Douglas Emmett Inc	105,042	3,209
Miscellaneous Manufacturers - 2.09%			Duke Realty Corp	260,950	5,402
AO Smith Corp	57,239	4,397	Equity One Inc	55,787	1,483
AptarGroup Inc	47,462	3,491	Extra Space Storage Inc	92,851	7,358
Carlisle Cos Inc	49,301	4,289	Federal Realty Investment Trust	52,247	7,497
CLARCOR Inc	37,864	1,888	Highwoods Properties Inc	71,137	3,091
Crane Co	37,294	1,963	Hospitality Properties Trust	114,496	3,073
Donaldson Co Inc	94,893	2,866	Kilroy Realty Corp	69,692	4,589
ITT Corp	67,570	2,675	Lamar Advertising Co	61,914	3,494
Trinity Industries Inc	116,739	3,160	LaSalle Hotel Properties	85,494	2,514
		$24,729	Liberty Property Trust	113,270	3,853
			Mack-Cali Realty Corp	67,336	1,465
Office Furnishings - 0.24%			Mid-America Apartment Communities Inc	56,969	4,853
Herman Miller Inc	45,227	1,435	National Retail Properties Inc	101,609	3,861
HNI Corp	33,521	1,439	Omega Healthcare Investors Inc	122,261	4,220
		$2,874	Post Properties Inc	41,269	2,465
			Potlatch Corp	30,745	961
Oil & Gas - 2.76%			Rayonier Inc	95,189	2,156
Atwood Oceanics Inc	43,979	728
			Regency Centers Corp	71,166	4,836

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

REITS (continued)			Software (continued)
Senior Housing Properties Trust	179,432	$2,726	Fair Isaac Corp	23,534		$2,174
Sovran Self Storage Inc	27,085	2,705	MSCI Inc	74,595		4,998
Tanger Factory Outlet Centers Inc	72,439	2,532	PTC Inc (a)	86,291		3,058
Taubman Centers Inc	45,998	3,541	Rackspace Hosting Inc (a)	91,443		2,364
UDR Inc	198,030	6,824	SolarWinds Inc (a)	50,371		2,923
Urban Edge Properties	69,789	1,657	Solera Holdings Inc	50,664		2,769
Weingarten Realty Investors	86,181	3,082	Tyler Technologies Inc (a)	25,595		4,360
WP GLIMCHER Inc	140,057	1,628	Ultimate Software Group Inc/The (a)	21,607		4,415
		$119,897				$51,643

Retail - 6.04%			Telecommunications - 1.06%
Abercrombie & Fitch Co	52,582	1,114	ARRIS Group Inc (a)	101,933		2,881
American Eagle Outfitters Inc	135,893	2,076	Ciena Corp (a)	95,740		2,311
Ascena Retail Group Inc (a)	129,527	1,725	InterDigital Inc/PA	27,144		1,377
Big Lots Inc	39,212	1,808	NeuStar Inc (a)	41,115		1,118
Brinker International Inc	45,429	2,068	Plantronics Inc	26,633		1,428
Buffalo Wild Wings Inc (a)	14,370	2,217	Polycom Inc (a)	100,796		1,389
Cabela's Inc (a)	37,737	1,478	Telephone & Data Systems Inc	71,250		2,041
Casey's General Stores Inc	29,468	3,130				$12,545
Cheesecake Factory Inc/The	34,129	1,645
Chico's FAS Inc	105,278	1,455	Transportation - 0.98%
			Genesee & Wyoming Inc (a)	40,244		2,700
Copart Inc (a)	82,714	2,995
			Kirby Corp (a)	41,403		2,703
Cracker Barrel Old Country Store Inc	18,108	2,489
CST Brands Inc	57,149	2,053	Landstar System Inc	32,936		2,076
			Old Dominion Freight Line Inc (a)	52,867		3,275
Dick's Sporting Goods Inc	70,794	3,154
Domino's Pizza Inc	41,505	4,427	Werner Enterprises Inc	33,689		892
Dunkin' Brands Group Inc	71,985	2,981				$11,646
Foot Locker Inc	105,288	7,133	Trucking & Leasing - 0.13%
Guess? Inc	49,262	1,037	GATX Corp	32,652		1,525
HSN Inc	24,386	1,508
Jack in the Box Inc	27,646	2,061
JC Penney Co Inc (a)	230,905	2,117	Water - 0.32%
Kate Spade & Co (a)	96,503	1,734	Aqua America Inc	133,633		3,822
MSC Industrial Direct Co Inc	36,592	2,297
Office Depot Inc (a)	372,868	2,841	TOTAL COMMON STOCKS			$1,168,305
Panera Bread Co (a)	18,451	3,273	INVESTMENT COMPANIES - 3.45%	Shares Held	Value (000	's)
Vista Outdoor Inc (a)	47,759	2,136
			Publicly Traded Investment Fund - 3.45%
Wendy's Co/The	164,678	1,509	BlackRock Liquidity Funds FedFund Portfolio	40,913,152		40,913
Williams-Sonoma Inc	63,663	4,695
World Fuel Services Corp	54,251	2,412	TOTAL INVESTMENT COMPANIES			$40,913
		$71,568
			Total Investments			$1,209,218
Savings & Loans - 0.90%			Liabilities in Excess of Other Assets, Net - (2.11)%			$(24,950)
First Niagara Financial Group Inc	268,184	2,776	TOTAL NET ASSETS - 100.00%			$1,184,268
New York Community Bancorp Inc	366,483	6,054
Washington Federal Inc	71,034	1,772
		$10,602	(a) Non-Income Producing Security
			(b) Security is Illiquid. At the end of the period, the value of these securities
Semiconductors - 1.99%			totaled $5,910 or 0.50% of net assets.
Advanced Micro Devices Inc (a)	477,029	1,011
Atmel Corp	316,232	2,403
Cree Inc (a)	78,072	1,967
Cypress Semiconductor Corp (a)	253,369	2,670	Portfolio Summary (unaudited)
Fairchild Semiconductor International Inc (a)	87,242	1,455	Sector			Percent
Integrated Device Technology Inc (a)	112,065	2,858	Financial			24.60%
Intersil Corp	99,858	1,353	Consumer, Non-cyclical			17.03%
IPG Photonics Corp (a)	27,497	2,272	Industrial			16.70%
Rovi Corp (a)	65,693	601	Consumer, Cyclical			13.35%
Silicon Laboratories Inc (a)	30,203	1,509	Technology			10.61%
Synaptics Inc (a)	27,534	2,343	Utilities			4.83%
Teradyne Inc	159,354	3,111	Basic Materials			4.79%
		$23,553	Exchange Traded Funds			4.08%
			Energy			3.67%
Shipbuilding - 0.37%			Communications			2.45%
Huntington Ingalls Industries Inc	36,142	4,335	Liabilities in Excess of Other Assets, Net			(2.11)%
			TOTAL NET ASSETS			100.00%
Software - 4.36%
ACI Worldwide Inc (a)	89,033	2,132
Acxiom Corp (a)	58,909	1,303
Allscripts Healthcare Solutions Inc (a)	142,790	2,008
ANSYS Inc (a)	68,132	6,494
Broadridge Financial Solutions Inc	89,393	5,326
CDK Global Inc	120,979	6,024
CommVault Systems Inc (a)	31,970	1,295

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2015

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2015	Long	120	$17,136	$17,297	$161
Total					$161
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2015

COMMON STOCKS - 97.20%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.12%			Biotechnology - 0.03%
Clear Channel Outdoor Holdings Inc (a)	2,342	$18	Alnylam Pharmaceuticals Inc (a)	927	$80
Interpublic Group of Cos Inc/The	76,407	1,752	Bio-Rad Laboratories Inc (a)	1,417	198
Nielsen Holdings PLC	6,195	294	Charles River Laboratories International Inc	4,156	271
			(a)
		$2,064
					$549
Aerospace & Defense - 0.91%
Harris Corp	23,808	1,884	Building Materials - 2.33%
L-3 Communications Holdings Inc	21,959	2,776	Armstrong World Industries Inc (a)	194,482	9,651
Orbital ATK Inc	14,644	1,254	Fortune Brands Home & Security Inc	276,009	14,443
Spirit AeroSystems Holdings Inc (a)	30,043	1,584	Martin Marietta Materials Inc	77,206	11,978
Triumph Group Inc	176,387	8,216	Owens Corning	33,346	1,518
		$15,714	Vulcan Materials Co	28,460	2,749
					$40,339
Agriculture - 0.06%
Bunge Ltd	15,383	1,122	Chemicals - 3.06%
			Airgas Inc	2,852	274
			Albemarle Corp	8,959	479
Airlines - 1.00%			Ashland Inc	63,517	6,969
Alaska Air Group Inc	14,698	1,121	Axalta Coating Systems Ltd (a)	321,198	8,875
Copa Holdings SA	2,475	125	Cabot Corp	4,676	168
JetBlue Airways Corp (a),(b)	18,842	468
United Continental Holdings Inc (a)	258,447	15,587	Celanese Corp	211,285	15,012
			CF Industries Holdings Inc	243,008	12,338
		$17,301	Cytec Industries Inc	3,478	259
Apparel - 1.13%			Eastman Chemical Co	42,707	3,082
Ralph Lauren Corp	176,220	19,520	FMC Corp	2,927	119
			Huntsman Corp	5,830	77
			Mosaic Co/The	88,952	3,006
Automobile Manufacturers - 0.06%			Platform Specialty Products Corp (a)	8,067	84
PACCAR Inc	20,338	1,071	RPM International Inc	15,880	726
			Sigma-Aldrich Corp	5,563	777
Automobile Parts & Equipment - 0.23%			Westlake Chemical Corp	3,006	181
			WR Grace & Co (a)	3,580	359
Allison Transmission Holdings Inc	82,628	2,372
Goodyear Tire & Rubber Co/The	21,445	704			$52,785
Lear Corp	2,194	274	Coal - 0.01%
Visteon Corp (a)	5,730	625
			CONSOL Energy Inc	16,513	110
		$3,975

Banks - 7.54%			Commercial Services - 2.63%
Associated Banc-Corp	11,106	215	Aaron's Inc	4,201	104
Bank of Hawaii Corp	30,030	1,967	ADT Corp/The	65,377	2,160
BankUnited Inc	42,235	1,570	Aramark	5,779	176
BOK Financial Corp	7,759	521	Booz Allen Hamilton Holding Corp	21,722	640
CIT Group Inc	16,133	694	Cintas Corp	23,400	2,178
Citizens Financial Group Inc	963,989	23,425	Equifax Inc	16,200	1,726
City National Corp/CA	5,702	511	Global Payments Inc	16,221	2,213
Comerica Inc	9,614	417	Graham Holdings Co	257	142
Commerce Bancshares Inc/MO	68,317	3,112	H&R Block Inc	958	36
Cullen/Frost Bankers Inc	14,172	970	Hertz Global Holdings Inc (a)	822,163	16,032
East West Bancorp Inc	56,385	2,277	KAR Auction Services Inc	102,579	3,939
Fifth Third Bancorp	107,189	2,042	Live Nation Entertainment Inc (a)	160	4
First Horizon National Corp	702,182	9,957	Macquarie Infrastructure Corp	3,727	296
First Republic Bank/CA	8,366	546	ManpowerGroup Inc	6,753	620
Fulton Financial Corp	70,248	943	Quanta Services Inc (a)	8,784	177
Huntington Bancshares Inc/OH	2,351,345	25,794	RR Donnelley & Sons Co	86,382	1,458
KeyCorp	81,158	1,008	SEI Investments Co	26,380	1,367
M&T Bank Corp	123,463	14,797	Service Corp International/US	43,930	1,241
Northern Trust Corp	49,632	3,493	ServiceMaster Global Holdings Inc (a)	17,060	608
PacWest Bancorp	179,126	8,068	Total System Services Inc	28,554	1,498
Popular Inc	120,218	3,555	Towers Watson & Co	3,071	379
Regions Financial Corp	183,164	1,713	Vectrus Inc (a)	3,027	75
Signature Bank/New York NY (a)	225	34	WEX Inc (a)	93,952	8,447
SunTrust Banks Inc	89,168	3,702			$45,516
SVB Financial Group (a)	1,024	125
Synovus Financial Corp	127,790	4,042	Computers - 2.28%
TCF Financial Corp	112,235	1,727	Amdocs Ltd	12,566	749
Zions Bancorporation	456,015	13,119	Brocade Communications Systems Inc	1,758,578	18,324
		$130,344	Computer Sciences Corp	61,823	4,117
			DST Systems Inc	616	75
Beverages - 0.80%			Genpact Ltd (a)	2,753	68
Brown-Forman Corp - A Shares	132	15	IHS Inc (a)	529	63
Brown-Forman Corp - B Shares	624	66	Leidos Holdings Inc	53,641	2,820
Constellation Brands Inc	15,821	2,133	Lexmark International Inc	4,572	149
Molson Coors Brewing Co	130,986	11,540	Lumentum Holdings Inc (a)	3,875	56
		$13,754	NCR Corp (a)	12,220	325

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Computers (continued)			Electric (continued)
NetApp Inc	19,983	$679	Westar Energy Inc	7,643	$303
SanDisk Corp	11,217	864	Xcel Energy Inc	87,390	3,114
Science Applications International Corp	862	39			$92,192
Synopsys Inc (a)	12,177	609
Teradata Corp (a)	2,668	75	Electrical Components & Equipment - 0.06%
Western Digital Corp	155,134	10,366	Energizer Holdings Inc	11,703	501
			Hubbell Inc	4,516	438
		$39,378	SunPower Corp (a)	3,765	101
Consumer Products - 0.44%					$1,040
Avery Dennison Corp	37,525	2,438
Clorox Co/The	42,574	5,192	Electronics - 0.90%
			Agilent Technologies Inc	59,070	2,231
		$7,630	Arrow Electronics Inc (a)	53,963	2,967
Cosmetics & Personal Care - 0.58%			Avnet Inc	13,008	591
Avon Products Inc	29,878	120	FLIR Systems Inc	5,070	135
Edgewell Personal Care Co	117,647	9,966	Garmin Ltd	8,305	295
		$10,086	Gentex Corp	319,956	5,244
			Jabil Circuit Inc	63,938	1,470
Distribution & Wholesale - 0.43%			Keysight Technologies Inc (a)	22,557	746
Fossil Group Inc (a)	75,284	4,096
			National Instruments Corp	6,562	200
Genuine Parts Co	30,842	2,799	PerkinElmer Inc	23,366	1,206
Ingram Micro Inc	10,941	326	Trimble Navigation Ltd (a)	17,347	395
WESCO International Inc (a)	3,388	166
			Tyco International PLC	2,841	103
		$7,387			$15,583

Diversified Financial Services - 4.05%			Energy - Alternate Sources - 0.02%
Affiliated Managers Group Inc (a)	30,010	5,410
			First Solar Inc (a)	5,565	318
Air Lease Corp	7,047	237	TerraForm Power Inc	3,750	68
Ally Financial Inc (a)	23,983	478
					$386
Ameriprise Financial Inc	41,486	4,786
CoreLogic Inc/United States (a)	25,298	986	Engineering & Construction - 0.15%
E*TRADE Financial Corp (a)	18,251	520	AECOM (a)	9,787	288
FNF Group	27,355	965	Chicago Bridge & Iron Co NV ADR	7,690	345
Interactive Brokers Group Inc - A Shares	6,391	263	Fluor Corp	21,133	1,011
Intercontinental Exchange Inc	3,869	976	Jacobs Engineering Group Inc (a)	11,326	455
Invesco Ltd	26,371	875	SBA Communications Corp (a)	3,546	422
Legg Mason Inc	4,640	208			$2,521
Nasdaq Inc	25,452	1,473
Navient Corp	1,171,688	15,455	Entertainment - 0.07%
Raymond James Financial Inc	477,283	26,303	Dolby Laboratories Inc	3,893	135
Santander Consumer USA Holdings Inc (a)	7,205	130	Gaming and Leisure Properties Inc	29,372	856
SLM Corp (a)	1,466,911	10,356	International Game Technology PLC	2,450	40
			Penn National Gaming Inc (a)	13,859	248
Springleaf Holdings Inc (a)	4,224	198
Synchrony Financial (a)	9,943	306			$1,279
TD Ameritrade Holding Corp	2,117	73	Environmental Control - 0.35%
Waddell & Reed Financial Inc	541	20	Clean Harbors Inc (a)	1,760	82
		$70,018	Republic Services Inc	110,270	4,823
Electric - 5.34%			Waste Connections Inc	21,105	1,150
AES Corp/VA	66,077	724			$6,055
Alliant Energy Corp	17,510	1,034	Food - 2.69%
Ameren Corp	170,894	7,465	Campbell Soup Co	63,798	3,240
Calpine Corp (a)	31,875	494
			ConAgra Foods Inc	375,211	15,215
CMS Energy Corp	37,423	1,350	Flowers Foods Inc	4,994	135
Consolidated Edison Inc	47,937	3,152	Ingredion Inc	23,425	2,227
DTE Energy Co	38,699	3,157	JM Smucker Co/The	9,561	1,122
Edison International	99,997	6,052	Kellogg Co	37,697	2,658
Entergy Corp	30,979	2,111	Pilgrim's Pride Corp	3,912	74
Eversource Energy	54,200	2,761	Pinnacle Foods Inc	10,380	458
FirstEnergy Corp	631,515	19,703	Safeway, Inc. - CVR - Casa Ley (a),(c)	86,307	—
Great Plains Energy Inc	17,488	480	Safeway, Inc. - CVR - Property Development	86,307	—
Hawaiian Electric Industries Inc	7,377	216	Centers (a),(b),(c)
ITC Holdings Corp	6,335	208	Sysco Corp	22,041	909
MDU Resources Group Inc	13,376	252	Tyson Foods Inc	291,862	12,947
NRG Energy Inc	311,411	4,014	Whole Foods Market Inc	250,558	7,507
OGE Energy Corp	47,188	1,345			$46,492
Pepco Holdings Inc	13,639	363
PG&E Corp	238,365	12,729	Forest Products & Paper - 0.23%
Pinnacle West Capital Corp	17,585	1,117	Domtar Corp	8,355	345
PPL Corp	106,015	3,647	International Paper Co	84,297	3,598
Public Service Enterprise Group Inc	61,890	2,556			$3,943
SCANA Corp	212,113	12,561
Talen Energy Corp (a)	6,062	53	Gas - 2.63%
			AGL Resources Inc	11,416	713
TECO Energy Inc	12,710	343	Atmos Energy Corp	89,744	5,654
WEC Energy Group Inc	17,234	888	CenterPoint Energy Inc	230,153	4,270

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas (continued)			Insurance (continued)
National Fuel Gas Co	10,804	$568	Arch Capital Group Ltd (a)	13,972	$1,047
NiSource Inc	63,071	1,208	Arthur J Gallagher & Co	248,011	10,845
ONE Gas Inc	452	22	Aspen Insurance Holdings Ltd	122,569	5,958
Questar Corp	126,135	2,604	Assurant Inc	67,815	5,529
Sempra Energy	258,795	26,503	Assured Guaranty Ltd	219,161	6,013
UGI Corp	40,659	1,491	Axis Capital Holdings Ltd	5,443	294
Vectren Corp	52,468	2,386	Brown & Brown Inc	58,617	1,892
		$45,419	Cincinnati Financial Corp	14,914	898
			CNA Financial Corp	2,531	93
Hand & Machine Tools - 0.22%			Endurance Specialty Holdings Ltd	11,300	713
Kennametal Inc	5,759	162	Erie Indemnity Co	2,544	222
Lincoln Electric Holdings Inc	1,042	62	Everest Re Group Ltd	89,694	15,963
Regal Beloit Corp	3,330	213	Genworth Financial Inc (a)	1,253,349	5,866
Stanley Black & Decker Inc	30,944	3,279	Hanover Insurance Group Inc/The	31,147	2,625
		$3,716	Hartford Financial Services Group Inc/The	185,463	8,580
Healthcare - Products - 1.83%			Kemper Corp	32,382	1,157
Alere Inc (a)	2,552	117	Lincoln National Corp	599,594	32,084
Bio-Techne Corp	9,968	879	Loews Corp	46,995	1,714
Boston Scientific Corp (a)	294,354	5,381	Markel Corp (a)	676	587
Cooper Cos Inc/The	821	125	Mercury General Corp	16,508	892
DENTSPLY International Inc	8,056	490	Old Republic International Corp	252,588	4,557
Hill-Rom Holdings Inc	8,071	426	PartnerRe Ltd	4,717	656
Hologic Inc (a)	50,350	1,957	ProAssurance Corp	71,019	3,761
Patterson Cos Inc	55,641	2,637	Progressive Corp/The	88,962	2,947
QIAGEN NV (a)	16,012	387	Reinsurance Group of America Inc	6,641	599
St Jude Medical Inc	9,116	582	RenaissanceRe Holdings Ltd	56,714	6,217
Teleflex Inc	16,211	2,156	StanCorp Financial Group Inc	2,286	262
VWR Corp (a)	950	26	Torchmark Corp	24,447	1,418
Zimmer Biomet Holdings Inc	157,339	16,453	Unum Group	25,177	873
		$31,616	Validus Holdings Ltd	59,885	2,653
			Voya Financial Inc	286,904	11,639
Healthcare - Services - 2.22%			White Mountains Insurance Group Ltd	321	254
Anthem Inc	9,887	1,376	WR Berkley Corp	242,795	13,555
Brookdale Senior Living Inc (a)	9,945	208	XL Group PLC	275,787	10,502
Community Health Systems Inc (a)	9,160	257
					$169,617
DaVita HealthCare Partners Inc (a)	74,183	5,750
Envision Healthcare Holdings Inc (a)	147,557	4,161	Internet - 1.23%
HCA Holdings Inc (a)	19,813	1,363	HomeAway Inc (a)	4,491	142
Health Net Inc/CA (a)	31,044	1,994	IAC/InterActiveCorp	117,250	7,857
Laboratory Corp of America Holdings (a)	141,330	17,347	Pandora Media Inc (a)	355,593	4,093
LifePoint Health Inc (a)	2,744	189	Symantec Corp	438,732	9,038
MEDNAX Inc (a)	31,208	2,199	Zillow Group Inc (a)	2,463	68
Premier Inc (a)	7,505	254			$21,198
Quest Diagnostics Inc	22,900	1,556	Iron & Steel - 0.10%
Universal Health Services Inc	13,989	1,708	Nucor Corp	25,081	1,061
		$38,362	Reliance Steel & Aluminum Co	5,355	321
Holding Companies - Diversified - 0.02%			Steel Dynamics Inc	15,599	288
Leucadia National Corp	15,342	307	United States Steel Corp	10,496	123
					$1,793

Home Builders - 0.20%			Leisure Products & Services - 0.19%
DR Horton Inc	15,852	467	Brunswick Corp/DE	1,936	104
Lennar Corp - A Shares	5,724	287	Harley-Davidson Inc	7,388	365
Lennar Corp - B Shares	728	30	Jarden Corp (a)	40,230	1,802
NVR Inc (a)	1,206	1,975	Norwegian Cruise Line Holdings Ltd (a)	2,036	130
PulteGroup Inc	19,696	361	Royal Caribbean Cruises Ltd	9,279	913
Toll Brothers Inc (a)	9,815	353			$3,314
		$3,473
			Lodging - 0.87%
Home Furnishings - 0.20%			Choice Hotels International Inc	28,175	1,474
Leggett & Platt Inc	45,358	2,043	Hyatt Hotels Corp (a)	2,503	126
Whirlpool Corp	8,779	1,405	MGM Resorts International (a)	577,140	13,384
		$3,448	Wynn Resorts Ltd	500	35
					$15,019
Housewares - 0.12%
Newell Rubbermaid Inc	48,366	2,052	Machinery - Construction & Mining - 0.04%
Tupperware Brands Corp	225	13	Babcock & Wilcox Enterprises Inc (a)	7,188	122
		$2,065	Joy Global Inc	6,814	117
			Oshkosh Corp	5,508	226
Insurance - 9.82%			Terex Corp	8,161	164
Alleghany Corp (a)	861	427
					$629
Allied World Assurance Co Holdings AG	66,938	2,433
American Financial Group Inc/OH	39,197	2,829	Machinery - Diversified - 0.16%
American National Insurance Co	8,269	854	AGCO Corp	5,972	289
AmTrust Financial Services Inc	3,063	209	BWX Technologies Inc	12,085	342
See accompanying notes			357

Schedule of Investments
MidCap Value Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Oil & Gas (continued)
Flowserve Corp	5,869	$272	EQT Corp	12,213	$807
IDEX Corp	5,177	397	Gulfport Energy Corp (a)	337,167	10,274
Manitowoc Co Inc/The	9,573	147	Helmerich & Payne Inc	15,200	855
Roper Technologies Inc	4,917	917	Hess Corp	41,771	2,348
SPX FLOW Inc (a)	921	31	HollyFrontier Corp	55,484	2,717
Xylem Inc/NY	9,808	357	Kosmos Energy Ltd (a)	13,030	89
		$2,752	Laredo Petroleum Inc (a)	8,775	101
			Marathon Oil Corp	79,464	1,460
Media - 2.09%			Murphy Oil Corp	22,067	627
Cable One Inc	260	113	Murphy USA Inc (a)	8,025	492
Cablevision Systems Corp	9,377	305	Nabors Industries Ltd	24,348	245
Discovery Communications Inc - A Shares (a)	330,849	9,740
			Newfield Exploration Co (a)	219,810	8,834
Discovery Communications Inc - C Shares (a)	1,322	36
			Noble Corp PLC	18,404	248
Gannett Co Inc	28,878	457	Noble Energy Inc	391,511	14,031
John Wiley & Sons Inc	18,260	956	Patterson-UTI Energy Inc	11,311	168
Liberty Broadband Corp - A Shares (a)	7,781	425
Liberty Media Corp - A Shares (a)	7,573	309	PBF Energy Inc	51,344	1,746
Liberty Media Corp - C Shares (a)	259,107	10,144	Pioneer Natural Resources Co	126,098	17,294
			QEP Resources Inc	12,659	196
News Corp	20,708	319	Range Resources Corp	18,631	567
News Corp	8,931	138	Rice Energy Inc (a)	5,255	80
Scripps Networks Interactive Inc	169,286	10,171	Rowan Cos PLC	48,014	945
Starz (a)	37,110	1,243
			Seadrill Ltd (a)	28,136	182
TEGNA Inc	57,899	1,565	SM Energy Co	5,039	168
Tribune Media Co	5,619	227	Southwestern Energy Co (a)	294,191	3,248
		$36,148	Tesoro Corp	97,099	10,383
			WPX Energy Inc (a)	86,669	595
Metal Fabrication & Hardware - 0.02%
Timken Co/The	5,924	187			$120,323
Valmont Industries Inc	1,711	186	Oil & Gas Services - 0.41%
		$373	Cameron International Corp (a)	30,448	2,070
			Dril-Quip Inc (a)	3,540	218
Mining - 0.20%
			FMC Technologies Inc (a)	10,246	347
Alcoa Inc	70,662	631
Freeport-McMoRan Inc	158,454	1,865	Frank's International NV	3,670	63
Newmont Mining Corp	30,112	586	National Oilwell Varco Inc	64,906	2,444
Royal Gold Inc	4,282	205	Oceaneering International Inc	6,098	256
Tahoe Resources Inc	10,290	86	RPC Inc	5,319	59
		$3,373	Superior Energy Services Inc	11,520	163
			Targa Resources Corp	2,327	133
Miscellaneous Manufacturers - 2.05%			Weatherford International PLC (a)	134,365	1,375
AO Smith Corp	13,983	1,074			$7,128
AptarGroup Inc	3,673	270
Carlisle Cos Inc	5,287	460	Packaging & Containers - 1.60%
Colfax Corp (a)	7,237	195	Ball Corp	31,351	2,148
Crane Co	3,775	199	Bemis Co Inc	66,218	3,031
Donaldson Co Inc	1,438	44	Crown Holdings Inc (a)	37,230	1,975
Dover Corp	12,439	802	Graphic Packaging Holding Co	10,465	148
			Owens-Illinois Inc (a)	10,555	228
Ingersoll-Rand PLC	242,650	14,379
ITT Corp	6,823	270	Packaging Corp of America	212,406	14,539
Parker-Hannifin Corp	6,124	641	Sonoco Products Co	58,152	2,482
Pentair PLC	13,972	781	WestRock Co	56,996	3,064
SPX Corp	2,844	35			$27,615
Textron Inc	351,692	14,831	Pharmaceuticals - 3.04%
Trinity Industries Inc	52,253	1,414	Alkermes PLC (a)	1,755	126
		$35,395	Baxalta Inc	163,086	5,620
Office & Business Equipment - 0.32%			Cardinal Health Inc	92,562	7,609
Pitney Bowes Inc	68,049	1,405	Endo International PLC (a)	305,771	18,343
			Express Scripts Holding Co (a)	5,409	467
Xerox Corp	435,200	4,087
			Herbalife Ltd (a)	738	41
		$5,492
			Mallinckrodt PLC (a)	4,902	322
Oil & Gas - 6.96%			Mead Johnson Nutrition Co	106,218	8,710
Antero Resources Corp (a)	639,091	15,063	Mylan NV (a)	209,221	9,225
Cheniere Energy Inc (a)	58,958	2,920	Perrigo Co PLC	8,234	1,299
Chesapeake Energy Corp	40,938	292	Quintiles Transnational Holdings Inc (a)	287	18
Cimarex Energy Co	6,128	723	VCA Inc (a)	13,430	736
Cobalt International Energy Inc (a)	25,700	197
					$52,516
Concho Resources Inc (a)	143,792	16,667
Continental Resources Inc/OK (a)	45,596	1,546	Pipelines - 0.08%
CVR Energy Inc	1,210	54	Columbia Pipeline Group Inc	45,774	951
Denbury Resources Inc	30,553	108	ONEOK Inc	14,304	485
Diamond Offshore Drilling Inc	5,153	102			$1,436
Diamondback Energy Inc	28,619	2,114	Real Estate - 0.51%
Energen Corp	5,553	323	Alexander & Baldwin Inc	2,651	100
Ensco PLC	89,072	1,481	CBRE Group Inc (a)	25,109	936
EP Energy Corp (a)	6,034	33

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Real Estate (continued)			REITS (continued)
Forest City Enterprises Inc (a)	37,937	$838	WP Carey Inc	5,623	$356
Howard Hughes Corp/The (a)	1,266	156	WP GLIMCHER Inc	13,228	154
Jones Lang LaSalle Inc	27,326	4,556			$194,684
Realogy Holdings Corp (a)	58,822	2,300
			Retail - 3.39%
		$8,886	Bed Bath & Beyond Inc (a)	18,270	1,089
REITS - 11.27%			Best Buy Co Inc	35,695	1,251
Alexandria Real Estate Equities Inc	35,941	3,225	Big Lots Inc	5,215	240
American Campus Communities Inc	8,383	340	Cabela's Inc (a)	3,187	125
American Capital Agency Corp	79,764	1,422	CarMax Inc (a)	8,330	492
Annaly Capital Management Inc	206,116	2,051	Coach Inc	12,800	399
Apartment Investment & Management Co	10,062	394	CST Brands Inc	1,226	44
Apple Hospitality REIT Inc	12,845	253	Darden Restaurants Inc	27,512	1,703
AvalonBay Communities Inc	14,045	2,456	Dick's Sporting Goods Inc	17,729	790
BioMed Realty Trust Inc	15,526	363	Dillard's Inc	1,573	141
Boston Properties Inc	6,573	827	Dollar General Corp	140	9
Brandywine Realty Trust	13,230	179	DSW Inc	11,519	287
Brixmor Property Group Inc	684,868	17,546	Foot Locker Inc	3,662	248
Camden Property Trust	4,694	346	GameStop Corp	7,758	357
Care Capital Properties Inc	6,414	211	Gap Inc/The	469,679	12,785
CBL & Associates Properties Inc	57,152	833	JC Penney Co Inc (a)	21,676	199
Chimera Investment Corp	306,863	4,321	Kate Spade & Co (a)	228,006	4,097
Columbia Property Trust Inc	8,779	219	Kohl's Corp	27,447	1,266
Corporate Office Properties Trust	10,768	248	L Brands Inc	22,399	2,150
Corrections Corp of America	19,845	566	Liberty Interactive Corp QVC Group (a)	22,453	615
DDR Corp	748,038	12,567	Macy's Inc	10,081	514
Digital Realty Trust Inc	5,685	420	MSC Industrial Direct Co Inc	2,702	170
Douglas Emmett Inc	42,056	1,285	Nu Skin Enterprises Inc	3,181	121
Duke Realty Corp	60,316	1,249	Office Depot Inc (a)	32,125	245
Empire State Realty Trust Inc	4,964	88	Penske Automotive Group Inc	2,119	103
Equity Commonwealth (a)	93,513	2,685	PVH Corp	6,497	591
Equity LifeStyle Properties Inc	17,429	1,054	Rite Aid Corp (a)	38,271	302
Essex Property Trust Inc	5,359	1,181	Sally Beauty Holdings Inc (a)	193,312	4,545
Federal Realty Investment Trust	76,714	11,008	Sears Holdings Corp (a)	886	21
General Growth Properties Inc	118,350	3,426	Staples Inc	1,190,586	15,465
HCP Inc	33,773	1,256	Tiffany & Co	1,488	123
Healthcare Trust of America Inc	34,986	920	Vista Outdoor Inc (a)	5,215	233
Hospitality Properties Trust	59,618	1,600	Wendy's Co/The	15,400	141
Host Hotels & Resorts Inc	40,754	706	Williams-Sonoma Inc	102,351	7,548
Iron Mountain Inc	6,857	210	World Fuel Services Corp	4,631	206
Kilroy Realty Corp	8,886	585			$58,615
Kimco Realty Corp	63,244	1,693
Liberty Property Trust	16,280	554	Savings & Loans - 0.25%
Macerich Co/The	8,538	724	First Niagara Financial Group Inc	6	—
MFA Financial Inc	634,428	4,390	Hudson City Bancorp Inc	28,573	289
Mid-America Apartment Communities Inc	97,452	8,302	New York Community Bancorp Inc	27,370	452
National Retail Properties Inc	13,889	528	People's United Financial Inc	191,027	3,047
NorthStar Realty Finance Corp	103,243	1,240	TFS Financial Corp	5,584	98
Omega Healthcare Investors Inc	12,372	427	Washington Federal Inc	17,351	433
Outfront Media Inc	10,202	241			$4,319
Piedmont Office Realty Trust Inc	12,274	238	Semiconductors - 1.58%
Plum Creek Timber Co Inc	114,867	4,680	Altera Corp	11,158	586
Post Properties Inc	37,369	2,232	Analog Devices Inc	2,282	137
Prologis Inc	524,236	22,401	Applied Materials Inc	27,051	454
Rayonier Inc	8,777	199	Cree Inc (a)	7,606	192
Realty Income Corp	19,487	964	Freescale Semiconductor Ltd (a)	11,492	385
Regency Centers Corp	60,902	4,139	Intersil Corp	185,226	2,510
Retail Properties of America Inc	127,978	1,916	Lam Research Corp	2,433	186
RLJ Lodging Trust	508,602	12,761	Marvell Technology Group Ltd	32,662	268
Senior Housing Properties Trust	27,792	422	Maxim Integrated Products Inc	263,332	10,791
SL Green Realty Corp	10,309	1,222	NVIDIA Corp	43,925	1,246
Spirit Realty Capital Inc	33,078	337	ON Semiconductor Corp (a)	37,597	413
Starwood Property Trust Inc	751,942	15,106	Teradyne Inc	15,918	311
Tanger Factory Outlet Centers Inc	16,904	591	Xilinx Inc	204,592	9,743
Taubman Centers Inc	3,131	241			$27,222
Two Harbors Investment Corp	114,617	969
UDR Inc	30,363	1,047	Shipbuilding - 0.02%
Urban Edge Properties	12,202	290	Huntington Ingalls Industries Inc	2,537	304
Ventas Inc	210,457	11,306
VEREIT Inc	48,744	403	Software - 3.20%
Vornado Realty Trust	137,816	13,857	Activision Blizzard Inc	37,762	1,313
Weingarten Realty Investors	81,696	2,922	Allscripts Healthcare Solutions Inc (a)	8,556	120
Welltower Inc	16,074	1,043	ANSYS Inc (a)	15,112	1,440
Weyerhaeuser Co	25,539	749

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held	Value (000	's)
				Portfolio Summary (unaudited)
Software (continued)
Autodesk Inc (a)	3,133	$173		Sector	Percent
Black Knight Financial Services Inc (a)	302	11		Financial	33.44%
CA Inc	48,045	1,331		Consumer, Non-cyclical	14.47%
Dun & Bradstreet Corp/The	8,963	1,021		Industrial	9.87%
Fidelity National Information Services Inc	273,211	19,923		Consumer, Cyclical	8.37%
First Data Corp (a)	820,597	12,998		Utilities	8.27%
Intuit Inc	12,732	1,240		Energy	7.48%
Nuance Communications Inc (a)	17,800	302		Technology	7.23%
Paychex Inc	52,677	2,717		Communications	4.46%
SS&C Technologies Holdings Inc	1,993	148		Exchange Traded Funds	3.87%
VMware Inc (a)	205,973	12,389		Basic Materials	3.59%
Zynga Inc (a)	53,005	126		Diversified	0.02%
		$55,252		Liabilities in Excess of Other Assets, Net	(1.07)%
				TOTAL NET ASSETS	100.00%
Telecommunications - 1.02%
ARRIS Group Inc (a)	8,188	231
AT&T Inc	33,374	1,118
CenturyLink Inc	92,057	2,597
CommScope Holding Co Inc (a)	4,570	148
EchoStar Corp (a)	3,239	145
Frontier Communications Corp	63,005	324
Juniper Networks Inc	124,105	3,896
Level 3 Communications Inc (a)	18,922	964
Motorola Solutions Inc	30,117	2,107
Sprint Corp (a)	53,680	254
Telephone & Data Systems Inc	7,035	202
United States Cellular Corp (a)	1,303	53
Viavi Solutions Inc (a)	934,198	5,559
Zayo Group Holdings Inc (a)	1,434	38
		$17,636

Textiles - 0.44%
Mohawk Industries Inc (a)	38,894	7,604

Toys, Games & Hobbies - 0.04%
Hasbro Inc	2,596	199
Mattel Inc	18,217	448
		$647

Transportation - 1.06%
Genesee & Wyoming Inc (a)	2,327	156
Kansas City Southern	96,895	8,019
Kirby Corp (a)	139,017	9,076
Ryder System Inc	12,838	922
Teekay Corp	2,449	79
		$18,252

Water - 0.30%
American Water Works Co Inc	43,190	2,477
Aqua America Inc	95,860	2,742
		$5,219
TOTAL COMMON STOCKS		$1,679,321
INVESTMENT COMPANIES - 3.87%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 3.87%
BlackRock Liquidity Funds FedFund Portfolio	28,826,785	28,827
Cash Account Trust - Government & Agency	1,741,075	1,741
Portfolio - Government Cash Managed
First American Government Obligations Fund	36,311,939	36,312
		$66,880
TOTAL INVESTMENT COMPANIES		$66,880
Total Investments		$1,746,201
Liabilities in Excess of Other Assets, Net - (1.07)%			$(18,408)
TOTAL NET ASSETS - 100.00%		$1,727,793

(a) Non-Income Producing Security
(b)		Security is Illiquid. At the end of the period, the value of these securities totaled $468 or 0.03% of net assets.
(c)		Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.

See accompanying notes

Schedule of Investments
MidCap Value Fund I
October 31, 2015

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2015	Long	492	$69,841	$70,917	$1,076
Total					$1,076
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2015

COMMON STOCKS - 94.67%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.02%			Biotechnology (continued)
Clear Channel Outdoor Holdings Inc (a)	1,354	$10	Bio-Rad Laboratories Inc (a)	819	$114
Nielsen Holdings PLC	3,582	170			$160
		$180
			Building Materials - 2.55%
Aerospace & Defense - 2.94%			Armstrong World Industries Inc (a)	845	42
Harris Corp	3,211	254	CRH PLC ADR	397,440	10,874
L-3 Communications Holdings Inc	3,712	469	Fortune Brands Home & Security Inc	3,235	169
Orbital ATK Inc	95,690	8,193	Martin Marietta Materials Inc	1,805	280
Spirit AeroSystems Holdings Inc (a)	416,117	21,946	Owens Corning	328,339	14,949
Triumph Group Inc	2,238	104	Vulcan Materials Co	4,984	482
		$30,966			$26,796

Agriculture - 2.57%			Chemicals - 2.45%
Bunge Ltd	85,502	6,239	Airgas Inc	1,649	159
Reynolds American Inc	431,546	20,852	Albemarle Corp	5,180	277
		$27,091	Ashland Inc	1,907	209
			Cabot Corp	2,703	97
Airlines - 0.03%			Celanese Corp	4,444	316
Copa Holdings SA	1,431	72	Cytec Industries Inc	1,994	148
JetBlue Airways Corp (a),(b)	10,462	260
			Eastman Chemical Co	121,821	8,792
		$332	FMC Corp	180,380	7,343
Apparel - 1.80%			Huntsman Corp	3,371	44
Hanesbrands Inc	587,576	18,767	Mosaic Co/The	16,017	541
			Platform Specialty Products Corp (a)	4,663	49
Ralph Lauren Corp	1,762	195
		$18,962	Sigma-Aldrich Corp	3,216	449
			Westlake Chemical Corp	121,737	7,338
Automobile Manufacturers - 0.01%					$25,762
PACCAR Inc	2,380	125
			Coal - 0.01%
			CONSOL Energy Inc	9,546	64
Automobile Parts & Equipment - 3.18%
Allison Transmission Holdings Inc	175,672	5,042
Delphi Automotive PLC	179,527	14,935	Commercial Services - 1.93%
Goodyear Tire & Rubber Co/The	406,398	13,346	Aaron's Inc	2,428	60
Lear Corp	1,268	158	ADT Corp/The	5,361	177
		$33,481	Aramark	508	15
			Booz Allen Hamilton Holding Corp	376	11
Banks - 5.72%			Equifax Inc	54,000	5,755
Associated Banc-Corp	6,421	124	Graham Holdings Co	148	82
Bank of Hawaii Corp	2,045	134	H&R Block Inc	554	21
BOK Financial Corp	1,264	85	KAR Auction Services Inc	2,923	112
Capital One Financial Corp	157,638	12,438	Macquarie Infrastructure Corp	2,156	172
CIT Group Inc	9,326	401	ManpowerGroup Inc	3,903	358
Citizens Financial Group Inc	9,709	236	Quanta Services Inc (a)	5,078	102
City National Corp/CA	2,128	191	RR Donnelley & Sons Co	4,751	80
Comerica Inc	5,559	241	Total System Services Inc	250,548	13,141
Commerce Bancshares Inc/MO	3,715	169	Towers Watson & Co	1,776	220
Cullen/Frost Bankers Inc	2,408	165			$20,306
East West Bancorp Inc	4,500	182
Fifth Third Bancorp	618,846	11,789	Computers - 2.99%
First Horizon National Corp	9,968	141	Amdocs Ltd	251,265	14,968
First Republic Bank/CA	4,438	290	Brocade Communications Systems Inc	25,158	262
Huntington Bancshares Inc/OH	442,866	4,858	Computer Sciences Corp	4,331	288
KeyCorp	326,977	4,061	DST Systems Inc	356	44
			IHS Inc (a)	306	37
M&T Bank Corp	4,147	497
Northern Trust Corp	7,280	512	Leidos Holdings Inc	2,457	129
PacWest Bancorp	4,558	205	Lexmark International Inc	2,643	86
			Lumentum Holdings Inc (a)	2,240	32
Popular Inc	4,770	141	NCR Corp (a)	7,067	188
Regions Financial Corp	60,485	566
Signature Bank/New York NY (a)	130	19	NetApp Inc	108,552	3,691
SunTrust Banks Inc	426,702	17,717	SanDisk Corp	6,484	499
SVB Financial Group (a)	592	72	Synopsys Inc (a)	210,758	10,534
			Teradata Corp (a)	1,542	43
Synovus Financial Corp	5,985	189
TCF Financial Corp	6,877	106	Western Digital Corp	9,950	665
Valley National Bancorp	430,900	4,525			$31,466
Zions Bancorporation	6,337	182	Consumer Products - 0.72%
		$60,236	Avery Dennison Corp	114,390	7,432
Beverages - 0.04%			Clorox Co/The	842	103
Brown-Forman Corp - A Shares	76	9			$7,535
Brown-Forman Corp - B Shares	274	29	Cosmetics & Personal Care - 0.02%
Molson Coors Brewing Co	4,301	379	Avon Products Inc	17,273	70
		$417	Edgewell Personal Care Co	1,941	164
Biotechnology - 0.02%					$234
Alnylam Pharmaceuticals Inc (a)	536	46

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Distribution & Wholesale - 0.03%			Electronics (continued)
Fossil Group Inc (a)	333	$18	Trimble Navigation Ltd (a)	10,031	$228
Genuine Parts Co	335	31	Tyco International PLC	225,643	8,223
Ingram Micro Inc	6,325	188			$17,201
WESCO International Inc (a)	1,959	96
			Energy - Alternate Sources - 0.02%
		$333	First Solar Inc (a)	3,217	184
Diversified Financial Services - 4.80%			TerraForm Power Inc	2,168	39
Air Lease Corp	4,074	137			$223
Ally Financial Inc (a)	13,867	276
Ameriprise Financial Inc	103,748	11,968	Engineering & Construction - 0.62%
			AECOM (a)	5,660	167
CoreLogic Inc/United States (a)	62,048	2,419
Discover Financial Services	213,130	11,982	Chicago Bridge & Iron Co NV ADR	4,447	200
E*TRADE Financial Corp (a)	9,053	258	Fluor Corp	4,568	218
			Jacobs Engineering Group Inc (a)	6,549	263
FNF Group	8,748	309
Interactive Brokers Group Inc - A Shares	2,555	105	KBR Inc	297,080	5,478
			SBA Communications Corp (a)	2,050	244
Intercontinental Exchange Inc	2,235	564
Invesco Ltd	15,245	506			$6,570
Legg Mason Inc	2,682	120	Entertainment - 0.67%
Nasdaq Inc	3,620	209	Dolby Laboratories Inc	2,250	78
Navient Corp	724,916	9,562	Gaming and Leisure Properties Inc	3,534	103
Raymond James Financial Inc	6,392	352	International Game Technology PLC	1,416	23
Santander Consumer USA Holdings Inc (a)	4,165	75	SeaWorld Entertainment Inc	343,449	6,845
SLM Corp (a)	801,820	5,661
					$7,049
Springleaf Holdings Inc (a)	2,442	114
Synchrony Financial (a)	190,749	5,868	Environmental Control - 0.06%
TD Ameritrade Holding Corp	1,224	42	Clean Harbors Inc (a)	1,017	47
Waddell & Reed Financial Inc	313	12	Republic Services Inc	7,539	330
		$50,539	Waste Connections Inc	3,861	210
					$587
Electric - 7.09%
AES Corp/VA	38,201	418	Food - 1.82%
Alliant Energy Corp	5,561	328	Campbell Soup Co	3,858	196
Ameren Corp	216,149	9,442	ConAgra Foods Inc	11,509	467
Calpine Corp (a)	18,430	286	Flowers Foods Inc	2,887	78
CMS Energy Corp	8,634	311	Ingredion Inc	75,167	7,145
Consolidated Edison Inc	13,433	883	JM Smucker Co/The	5,232	614
DTE Energy Co	5,594	456	Kellogg Co	773	54
Edison International	14,347	868	Pilgrim's Pride Corp	2,261	43
Entergy Corp	5,600	382	Pinnacle Foods Inc	6,001	264
Eversource Energy	9,909	505	Safeway, Inc. - CVR - Casa Ley (a),(c)	8,276	—
FirstEnergy Corp	282,164	8,804	Safeway, Inc. - CVR - Property Development	8,276	—
Great Plains Energy Inc	6,171	170	Centers (a),(b),(c)
Hawaiian Electric Industries Inc	4,264	125	Sysco Corp	12,742	526
ITC Holdings Corp	3,032	99	Tyson Foods Inc	217,484	9,648
MDU Resources Group Inc	7,732	146	Whole Foods Market Inc	2,793	84
NRG Energy Inc	19,388	250			$19,119
OGE Energy Corp	10,307	294
			Forest Products & Paper - 0.02%
Pepco Holdings Inc	7,888	210	Domtar Corp	2,731	112
Pinnacle West Capital Corp	159,172	10,109	International Paper Co	2,433	104
PPL Corp	392,002	13,485
					$216
Public Service Enterprise Group Inc	413,028	17,054
SCANA Corp	7,559	448	Gas - 1.27%
TECO Energy Inc	7,349	198	AGL Resources Inc	6,081	380
WEC Energy Group Inc	9,847	508	Atmos Energy Corp	5,878	370
Westar Energy Inc	4,420	175	CenterPoint Energy Inc	218,920	4,062
Xcel Energy Inc	244,122	8,697	National Fuel Gas Co	3,376	177
		$74,651	NiSource Inc	18,072	346
			Questar Corp	6,976	144
Electrical Components & Equipment - 0.04%			Sempra Energy	7,717	790
Energizer Holdings Inc	2,468	106	UGI Corp	190,393	6,982
Hubbell Inc	2,611	253
SunPower Corp (a)	2,176	58	Vectren Corp	3,280	149
					$13,400
		$417
			Hand & Machine Tools - 1.43%
Electronics - 1.63%			Kennametal Inc	3,329	93
Agilent Technologies Inc	13,317	503
Arrow Electronics Inc (a)	5,176	285	Lincoln Electric Holdings Inc	602	36
			Regal Beloit Corp	1,925	123
Avnet Inc	7,520	342	Stanley Black & Decker Inc	139,612	14,796
FLIR Systems Inc	2,382	63
					$15,048
Garmin Ltd	4,803	170
Gentex Corp	8,855	145	Healthcare - Products - 1.27%
Jabil Circuit Inc	6,786	156	Alere Inc (a)	1,209	56
Keysight Technologies Inc (a)	204,761	6,773	Bio-Techne Corp	866	76
National Instruments Corp	3,793	116	Boston Scientific Corp (a)	38,558	705
PerkinElmer Inc	3,824	197	Cooper Cos Inc/The	475	72

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Insurance (continued)
DENTSPLY International Inc	4,658	$284	White Mountains Insurance Group Ltd	188	$149
Hill-Rom Holdings Inc	181	10	Willis Group Holdings PLC	153,925	6,867
Patterson Cos Inc	1,548	73	WR Berkley Corp	3,033	169
QIAGEN NV (a)	9,259	224	XL Group PLC	15,115	576
St Jude Medical Inc	172,135	10,984			$72,505
Teleflex Inc	1,296	172
VWR Corp (a)	549	15	Internet - 0.05%
			HomeAway Inc (a)	2,596	82
Zimmer Biomet Holdings Inc	6,580	688
			Symantec Corp	21,233	437
		$13,359	Zillow Group Inc (a)	1,424	40
Healthcare - Services - 3.62%					$559
Brookdale Senior Living Inc (a)	5,749	120
Cigna Corp	113,659	15,235	Iron & Steel - 0.10%
Community Health Systems Inc (a)	5,296	148	Nucor Corp	14,500	613
DaVita HealthCare Partners Inc (a)	5,356	415	Reliance Steel & Aluminum Co	3,097	186
Health Net Inc/CA (a)	102,028	6,557	Steel Dynamics Inc	9,020	167
Laboratory Corp of America Holdings (a)	2,905	356	United States Steel Corp	6,068	71
LifePoint Health Inc (a)	1,586	109			$1,037
MEDNAX Inc (a)	92,902	6,547
			Leisure Products & Services - 3.07%
Quest Diagnostics Inc	6,161	419	Brunswick Corp/DE	1,119	60
Universal Health Services Inc	66,816	8,158	Harley-Davidson Inc	4,272	211
		$38,064	Norwegian Cruise Line Holdings Ltd (a)	205,677	13,085
Holding Companies - Diversified - 0.02%			Royal Caribbean Cruises Ltd	193,108	18,993
Leucadia National Corp	8,872	178			$32,349
			Lodging - 0.04%
			Hyatt Hotels Corp (a)	1,447	73
Home Builders - 0.08%
			MGM Resorts International (a)	12,893	299
DR Horton Inc	9,165	270
Lennar Corp - A Shares	3,310	166	Wynn Resorts Ltd	289	20
Lennar Corp - B Shares	420	17			$392
PulteGroup Inc	11,389	209	Machinery - Construction & Mining - 0.26%

Toll Brothers Inc(a)	5,675	204	Babcock & Wilcox Enterprises Inc (a)	2,616	44
		$866	Joy Global Inc	144,699	2,486
Home Furnishings - 1.15%			Oshkosh Corp	3,184	131
Whirlpool Corp	75,649	12,114	Terex Corp	4,718	95
					$2,756

Housewares - 0.03%			Machinery - Diversified - 1.73%
Newell Rubbermaid Inc	6,551	278	AGCO Corp	3,454	167
Tupperware Brands Corp	130	8	BWX Technologies Inc	3,907	111
		$286	CNH Industrial NV	1,160,700	7,881
			Flowserve Corp	3,393	157
Insurance - 6.89%			IDEX Corp	213	16
Alleghany Corp (a)	498	247	Manitowoc Co Inc/The	5,534	85
Allied World Assurance Co Holdings AG	4,269	155	Roper Technologies Inc	2,842	530
American Financial Group Inc/OH	4,366	315	SPX FLOW Inc (a)	179,343	6,080
American National Insurance Co	462	48	Xylem Inc/NY	87,444	3,183
AmTrust Financial Services Inc	41,371	2,823			$18,210
Arch Capital Group Ltd (a)	3,858	289
Arthur J Gallagher & Co	2,314	101	Media - 0.27%
Aspen Insurance Holdings Ltd	58,055	2,822	Cable One Inc	150	65
Assurant Inc	2,119	173	Cablevision Systems Corp	5,423	177
Assured Guaranty Ltd	6,815	187	Discovery Communications Inc - A Shares (a)	627	19
Axis Capital Holdings Ltd	3,148	170	Discovery Communications Inc - C Shares (a)	764	21
Brown & Brown Inc	5,030	162	Gannett Co Inc	4,921	78
Cincinnati Financial Corp	8,621	519	John Wiley & Sons Inc	2,007	105
CNA Financial Corp	1,463	53	Liberty Broadband Corp - A Shares (a)	1,162	63
Endurance Specialty Holdings Ltd	193,816	12,236	Liberty Media Corp - A Shares (a)	4,378	178
Everest Re Group Ltd	83,987	14,947	Liberty Media Corp - C Shares (a)	6,245	245
Hanover Insurance Group Inc/The	2,036	172	Meredith Corp	27,100	1,274
Hartford Financial Services Group Inc/The	271,306	12,551	News Corp	11,976	184
Lincoln National Corp	11,698	626	News Corp	5,163	80
Loews Corp	9,681	353	TEGNA Inc	9,927	268
Markel Corp (a)	391	339	Tribune Media Co	3,248	131
Old Republic International Corp	11,702	211			$2,888
PartnerRe Ltd	2,727	379
			Metal Fabrication & Hardware - 0.02%
Progressive Corp/The	27,087	897	Timken Co/The	3,424	108
Reinsurance Group of America Inc	87,272	7,875	Valmont Industries Inc	989	107
RenaissanceRe Holdings Ltd	1,442	158
					$215
StanCorp Financial Group Inc	1,322	152
Torchmark Corp	3,926	228	Mining - 0.12%
Unum Group	12,523	434	Alcoa Inc	40,725	364
Validus Holdings Ltd	3,821	169	Freeport-McMoRan Inc	32,343	381
Voya Financial Inc	122,091	4,953	Newmont Mining Corp	16,508	321

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Mining (continued)			Oil & Gas Services (continued)
Royal Gold Inc	2,475	$118	Oceaneering International Inc	3,495	$147
Tahoe Resources Inc	5,949	50	RPC Inc	3,075	34
		$1,234	Superior Energy Services Inc	6,660	94
			Targa Resources Corp	1,345	77
Miscellaneous Manufacturers - 1.13%			Weatherford International PLC (a)	24,140	247
AptarGroup Inc	2,123	156			$17,590
Carlisle Cos Inc	2,678	233
Colfax Corp (a)	4,183	113	Packaging & Containers - 0.83%
Crane Co	2,182	115	Bemis Co Inc	3,600	165
Donaldson Co Inc	831	25	Crown Holdings Inc (a)	4,502	239
Dover Corp	7,190	463	Graphic Packaging Holding Co	6,050	86
Eaton Corp PLC	153,156	8,563	Owens-Illinois Inc (a)	6,102	131
Ingersoll-Rand PLC	10,666	632	Sonoco Products Co	4,229	181
ITT Corp	3,944	156	WestRock Co	146,750	7,889
Parker-Hannifin Corp	3,540	371			$8,691
Pentair PLC	8,077	452
SPX Corp	1,644	20	Pharmaceuticals - 2.37%
			Alkermes PLC (a)	1,014	73
Textron Inc	9,989	421
Trinity Industries Inc	6,866	186	Cardinal Health Inc	252,509	20,757
			Endo International PLC (a)	5,304	318
		$11,906	Herbalife Ltd (a)	427	24
Office & Business Equipment - 0.04%			Mallinckrodt PLC (a)	45,672	2,999
Pitney Bowes Inc	5,594	116	Perrigo Co PLC	4,765	752
Xerox Corp	34,330	322	Quintiles Transnational Holdings Inc (a)	166	10
		$438	VCA Inc (a)	185	10
					$24,943
Oil & Gas - 4.41%
Antero Resources Corp (a)	3,115	73	Pipelines - 0.04%
Cheniere Energy Inc (a)	7,357	364	Columbia Pipeline Group Inc	9,925	206
Chesapeake Energy Corp	23,674	169	ONEOK Inc	6,791	230
Cimarex Energy Co	2,941	347			$436
Cobalt International Energy Inc (a)	14,857	114
Concho Resources Inc (a)	3,732	433	Real Estate - 1.24%
			Forest City Enterprises Inc (a)	9,738	215
Continental Resources Inc/OK (a)	2,513	85
			Howard Hughes Corp/The (a)	732	90
CVR Energy Inc	700	31
Denbury Resources Inc	17,663	62	Jones Lang LaSalle Inc	75,800	12,637
			Realogy Holdings Corp (a)	2,886	113
Diamond Offshore Drilling Inc	2,979	59
Diamondback Energy Inc	2,706	200			$13,055
Energen Corp	3,211	187	REITS - 7.72%
Ensco PLC	10,043	167	Alexandria Real Estate Equities Inc	2,245	202
EP Energy Corp (a)	849,488	4,680
			American Campus Communities Inc	4,847	197
EQT Corp	7,002	463	American Capital Agency Corp	10,988	196
Gulfport Energy Corp (a)	4,396	134
			Annaly Capital Management Inc	29,472	293
Helmerich & Payne Inc	5,574	314	Apartment Investment & Management Co	187,135	7,334
Hess Corp	11,279	634	Apple Hospitality REIT Inc	7,426	146
HollyFrontier Corp	8,387	411	AvalonBay Communities Inc	5,957	1,041
Kosmos Energy Ltd (a)	6,925	47
			BioMed Realty Trust Inc	8,722	204
Laredo Petroleum Inc (a)	5,073	58	Boston Properties Inc	412	52
Marathon Oil Corp	20,989	386	Brandywine Realty Trust	7,648	103
Murphy Oil Corp	7,488	213	Brixmor Property Group Inc	7,539	193
Murphy USA Inc (a)	1,802	111	Camden Property Trust	2,714	200
Nabors Industries Ltd	14,076	141	Care Capital Properties Inc	3,708	122
Newfield Exploration Co (a)	5,079	204
			CBL & Associates Properties Inc	7,868	115
Noble Corp PLC	342,639	4,615	Chimera Investment Corp	9,438	133
Noble Energy Inc	18,988	681	Columbia Property Trust Inc	5,017	125
Patterson-UTI Energy Inc	6,538	97	Corporate Office Properties Trust	201,554	4,636
PBF Energy Inc	167,006	5,678	Corrections Corp of America	4,920	140
Pioneer Natural Resources Co	4,657	639	DDR Corp	9,458	159
QEP Resources Inc	7,318	113	Digital Realty Trust Inc	3,287	243
Range Resources Corp	7,755	236	Douglas Emmett Inc	6,270	192
Rice Energy Inc (a)	3,038	46
			Duke Realty Corp	385,782	7,986
Rowan Cos PLC	5,483	108	Empire State Realty Trust Inc	2,870	51
Seadrill Ltd (a)	158,861	1,028	Equity Commonwealth (a)	5,812	167
SM Energy Co	190,895	6,367	Equity LifeStyle Properties Inc	147,000	8,891
Southwestern Energy Co (a)	21,208	234
			Essex Property Trust Inc	47,086	10,379
Tesoro Corp	153,610	16,426	General Growth Properties Inc	27,379	793
WPX Energy Inc (a)	10,371	71
			HCP Inc	19,525	726
		$46,426	Healthcare Trust of America Inc	5,151	136
Oil & Gas Services - 1.67%			Hospitality Properties Trust	6,653	179
Cameron International Corp (a)	234,970	15,980	Host Hotels & Resorts Inc	541,224	9,379
Dril-Quip Inc (a)	1,734	107	Iron Mountain Inc	3,964	121
FMC Technologies Inc (a)	5,925	201	Kilroy Realty Corp	5,137	338
Frank's International NV	2,121	36	Kimco Realty Corp	20,081	538
National Oilwell Varco Inc	17,717	667	Liberty Property Trust	9,411	320

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Macerich Co/The	4,936	$418	Cree Inc (a)	4,397	$111
MFA Financial Inc	17,243	119	Freescale Semiconductor Ltd (a)	637	21
Mid-America Apartment Communities Inc	4,441	378	Lam Research Corp	1,406	108
National Retail Properties Inc	7,227	275	Marvell Technology Group Ltd	18,887	155
NorthStar Realty Finance Corp	11,333	136	Maxim Integrated Products Inc	5,815	238
Omega Healthcare Investors Inc	7,154	247	Microchip Technology Inc	168,683	8,146
Outfront Media Inc	5,897	139	NVIDIA Corp	25,394	720
Piedmont Office Realty Trust Inc	7,095	138	ON Semiconductor Corp (a)	1,752	19
Plum Creek Timber Co Inc	5,664	231	Teradyne Inc	9,205	180
Post Properties Inc	73,737	4,405	Xilinx Inc	6,190	295
Prologis Inc	16,347	699			$10,644
Rayonier Inc	5,074	115
Realty Income Corp	11,265	557	Software - 0.75%
Regency Centers Corp	88,942	6,044	Activision Blizzard Inc	21,850	760
			Allscripts Healthcare Solutions Inc (a)	4,947	70
Retail Properties of America Inc	10,456	157	ANSYS Inc (a)	2,268	216
Senior Housing Properties Trust	10,055	153	Autodesk Inc (a)	1,811	100
SL Green Realty Corp	3,096	367	Black Knight Financial Services Inc (a)	174	6
Spirit Realty Capital Inc	19,128	195
Starwood Property Trust Inc	7,433	149	CA Inc	14,519	402
Taubman Centers Inc	1,810	139	Dun & Bradstreet Corp/The	1,160	132
			Electronic Arts Inc (a)	72,471	5,223
Two Harbors Investment Corp	16,838	142
UDR Inc	190,647	6,569	Fidelity National Information Services Inc	6,996	510
			Nuance Communications Inc (a)	10,220	173
Ventas Inc	14,278	767
VEREIT Inc	28,186	233	Paychex Inc	2,770	143
Vornado Realty Trust	8,640	869	SS&C Technologies Holdings Inc	1,152	85
			Zynga Inc (a)	30,644	73
Weingarten Realty Investors	5,556	199
Welltower Inc	9,292	603			$7,893
Weyerhaeuser Co	14,761	433	Telecommunications - 0.23%
WP Carey Inc	3,252	206	ARRIS Group Inc (a)	4,734	134
WP GLIMCHER Inc	7,647	89	CenturyLink Inc	24,820	700
		$81,201	CommScope Holding Co Inc (a)	2,642	86
			EchoStar Corp (a)	1,872	84
Retail - 3.82%
Best Buy Co Inc	13,444	471	Frontier Communications Corp	36,436	187
Cabela's Inc (a)	1,842	72	Juniper Networks Inc	10,142	318
			Level 3 Communications Inc (a)	10,938	557
Coach Inc	7,402	231	Sprint Corp (a)	31,034	147
CST Brands Inc	709	25
Darden Restaurants Inc	172,147	10,654	Telephone & Data Systems Inc	4,066	117
			United States Cellular Corp (a)	753	31
Dick's Sporting Goods Inc	2,149	96	Viavi Solutions Inc (a)	9,799	58
Dillard's Inc	909	81	Zayo Group Holdings Inc (a)	829	22
DSW Inc	2,848	71
Foot Locker Inc	186,487	12,635			$2,441
GameStop Corp	4,486	207	Textiles - 0.51%
JC Penney Co Inc (a)	12,531	115	Mohawk Industries Inc (a)	27,510	5,378
Kohl's Corp	8,645	399
L Brands Inc	135,570	13,012
Liberty Interactive Corp QVC Group (a)	12,694	347	Toys, Games & Hobbies - 0.04%
Macy's Inc	4,672	238	Hasbro Inc	1,500	115
MSC Industrial Direct Co Inc	1,562	98	Mattel Inc	10,534	259
Nu Skin Enterprises Inc	1,839	70			$374
Office Depot Inc (a)	18,572	141
			Transportation - 1.40%
Penske Automotive Group Inc	1,225	60	Genesee & Wyoming Inc (a)	1,345	90
PVH Corp	3,756	342	Golar LNG Ltd	313,379	9,091
Rite Aid Corp (a)	22,125	174
			Kansas City Southern	3,437	284
(a)
Sears Holdings Corp	512	12	Kirby Corp (a)	2,343	153
Staples Inc	19,940	259	Ryder System Inc	70,645	5,071
Tiffany & Co	860	71	Teekay Corp	1,415	46
Vista Outdoor Inc (a)	2,361	106
					$14,735
Wendy's Co/The	8,903	82
World Fuel Services Corp	2,677	119	Water - 0.05%
		$40,188	American Water Works Co Inc	5,596	321
			Aqua America Inc	5,545	159
Savings & Loans - 2.19%					$480
First Niagara Financial Group Inc	388,323	4,019	TOTAL COMMON STOCKS		$996,297
Hudson City Bancorp Inc	16,524	167
			INVESTMENT COMPANIES - 5.47%	Shares Held Value (000's)
New York Community Bancorp Inc	662,944	10,952
People's United Financial Inc	489,330	7,805	Publicly Traded Investment Fund - 5.47%
TFS Financial Corp	3,228	57	BlackRock Liquidity Funds FedFund Portfolio	4,033,103	4,033
		$23,000	Cash Account Trust - Government & Agency	1,006,435	1,007
			Portfolio - Government Cash Managed
Semiconductors - 1.01%			First American Government Obligations Fund	39,204,727	39,205
Altera Corp	6,450	339
Analog Devices Inc	828	50
Applied Materials Inc	15,643	262

See accompanying notes

Schedule of Investments
MidCap Value Fund III
October 31, 2015

INVESTMENT COMPANIES (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund (continued)
Goldman Sachs Financial Square Funds -	13,375,332	$13,375
Government Fund
		$57,620
TOTAL INVESTMENT COMPANIES		$57,620
Total Investments		$1,053,917
Liabilities in Excess of Other Assets, Net - (0.14)%		$(1,426)
TOTAL NET ASSETS - 100.00%		$1,052,491

(a) Non-Income Producing Security
(b)	Security is Illiquid. At the end of the period, the value of these securities totaled $260 or 0.02% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.56%
Industrial		14.64%
Consumer, Cyclical		14.46%
Consumer, Non-cyclical		14.39%
Utilities		8.41%
Energy		6.15%
Exchange Traded Funds		5.47%
Technology		4.78%
Basic Materials		2.69%
Communications		0.57%
Diversified		0.02%
Liabilities in Excess of Other Assets, Net		(0.14)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short Contracts		Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2015	Long	409	$57,450	$58,953	$1,503
Total					$1,503

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
October 31, 2015

INVESTMENT COMPANIES - 5.12%	Shares Held Value (000's)			Principal
			MUNICIPAL BONDS - 5.26%	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 5.12%
BlackRock Liquidity Funds TempFund	13,390,000	$13,390	California - 0.82%
Portfolio			Kern Water Bank Authority (credit support
Deutsche Money Market Series	14,980,000	14,980	from Wells Fargo)
Morgan Stanley Institutional Liquidity Funds -	4,900,000	4,900	0.19%, 11/06/2015(d)	$4,367	$4,367
Government Portfolio			San Francisco City & County Redevelopment
STIT - Liquid Assets Portfolio	18,000,000	18,000	Agency (credit support from Fannie Mae)
		$51,270	0.09%, 11/06/2015(d)	3,800	3,800
TOTAL INVESTMENT COMPANIES		$51,270			$8,167
	Principal		Colorado - 1.55%
BONDS- 10.23%	Amount (000's) Value (000's)		City of Colorado Springs CO Utilities System
Automobile Asset Backed Securities - 3.53%			Revenue (credit support from Mizuho Bank
AmeriCredit Automobile Receivables Trust			LTD)
			0.16%, 11/06/2015(d)	7,000	7,000
2015-3
0.50%, 08/08/2016(a)	$3,580	$3,580	Colorado Housing & Finance
ARI Fleet Lease Trust 2015-A			Authority (credit support from Federal Home
0.40%, 04/15/2016(b)	1,441	1,441	Loan Bank)
			0.15%, 11/06/2015(a),(d)	7,510	7,510
BMW Vehicle Lease Trust 2015-2
0.42%, 10/20/2016(a)	5,000	5,000	County of Kit Carson CO (credit support from
Drive Auto Receivables Trust 2015-D			Wells Fargo)
0.52%, 10/17/2016(b)	5,161	5,161	0.08%, 11/06/2015(d)	990	990
Enterprise Fleet Financing LLC					$15,500
0.48%, 07/20/2016(a),(b)	4,042	4,042
			Illinois - 1.13%
Ford Credit Auto Lease Trust 2015-B			Memorial Health System/IL (credit support
0.43%, 11/15/2016(a)	4,000	4,000
			from JP Morgan Chase & Co)
GM Financial Automobile Leasing Trust			0.08%, 11/06/2015(d)	11,295	11,295
2015-3
0.45%, 10/20/2016(a)	4,800	4,800
Huntington Auto Trust 2015-1			Maryland - 0.65%
0.35%, 06/15/2016	2,216	2,216	City of Baltimore MD (credit support from
Santander Drive Auto Receivables Trust 2015-			State Street Bank & Trust)
4			0.14%, 11/06/2015(d)	6,555	6,555
0.50%, 09/15/2016(a)	3,045	3,045
SunTrust Auto Receivables Trust 2015-1			Minnesota - 0.47%
0.40%, 06/15/2016(a),(b)	2,016	2,016
			City of St Paul MN (credit support from
		$35,301	Wells Fargo)
			0.19%, 11/06/2015(d)	4,700	4,700
Banks- 0.72%
Wells Fargo Bank NA
0.50%, 11/21/2016(a)	7,200	7,200
			New Mexico - 0.32%
			City of Las Cruces NM (credit support from
Diversified Financial Services - 2.42%			Wells Fargo)
			0.19%, 11/06/2015(d)	3,200	3,200
Corporate Finance Managers Inc
0.19%, 11/06/2015(a)	9,200	9,200
MetLife Inc			Oklahoma - 0.31%
0.39%, 08/17/2016(a),(c)	15,000	15,000
			Oklahoma University Hospital (credit support
		$24,200	from Bank of America)
			0.15%, 11/06/2015(d)	3,100	3,100
Healthcare - Services - 0.95%
Portland Clinic LLP/The
0.15%, 11/06/2015(a)	9,520	9,520	Washington - 0.01%
			Washington State Housing Finance
Insurance - 1.60%			Commission (credit support from Fannie
New York Life Global Funding Company			Mae)
0.28%, 07/22/2016(a),(c)	16,000	16,000	0.25%, 11/06/2015(d)	85	85

			TOTAL MUNICIPAL BONDS		$52,602
Other Asset Backed Securities - 1.01%				Principal
Dell Equipment Finance Trust 2015-2			COMMERCIAL PAPER - 69.84%	Amount (000's) Value (000's)
0.53%, 10/24/2016(a),(b)	5,900	5,900
GE Equipment Transportation LLC Series			Aerospace & Defense - 0.78%
2015-1			United Technologies Corp
0.25%, 03/23/2016(a)	394	394	0.26%, 11/24/2015(b)	$7,800	$7,799
GreatAmerica Leasing Receivables Funding
LLC Series 2015-1			Agriculture - 2.15%
0.40%, 03/21/2016(a),(b)	438	439
			Archer-Daniels-Midland Co
John Deere Owner Trust 2015			0.12%, 11/02/2015(b)	5,700	5,700
0.27%, 04/01/2016(a)	853	853
			Cargill Inc
MMAF Equipment Finance LLC 2015-A			0.12%, 11/02/2015(b)	7,800	7,800
0.39%, 06/03/2016(a),(b)	2,531	2,531
			Philip Morris International Inc
		$10,117	0.17%, 12/30/2015(b)	8,000	7,998
TOTAL BONDS		$102,338			$21,498

See accompanying notes

Schedule of Investments
Money Market Fund
October 31, 2015

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Automobile Manufacturers - 0.50%			Commercial Services - 2.29%
PACCAR Financial Corp (credit support from			Catholic Health Initiatives
PACCAR Inc)			0.35%, 11/03/2015	$7,000	$7,000
0.12%, 11/02/2015(d)	$5,000	$5,000	0.35%, 11/17/2015	7,900	7,899
			0.40%, 11/10/2015	8,000	7,999
					$22,898
Banks- 26.96%
Bank of Tokyo-Mitsubishi UFJ Ltd/New York			Computers - 1.60%
NY			EMC Corp/MA
0.17%, 11/12/2015	7,800	7,799	0.21%, 11/05/2015(b)	8,000	8,000
0.19%, 11/27/2015	3,000	3,000	International Business Machines Corp
0.23%, 12/31/2015	5,500	5,498	0.20%, 12/28/2015(b)	8,000	7,997
0.29%, 01/04/2016	7,000	6,996			$15,997
BNP Paribas SA/New York NY
0.20%, 12/21/2015	2,270	2,269	Consumer Products - 0.70%
0.23%, 11/06/2015	7,700	7,700	Reckitt Benckiser Treasury Services
0.31%, 11/18/2015	7,900	7,899	PLC (credit support from Reckitt Benckiser
Credit Suisse AG/New York NY			Group)
			0.40%, 01/11/2016(b),(d)	7,000	6,994
0.30%, 11/16/2015	7,900	7,899
0.32%, 11/30/2015	7,000	6,998
0.40%, 01/14/2016	7,000	6,994	Diversified Financial Services - 16.59%
DBS Bank Ltd			American Express Credit Corp
0.29%, 11/09/2015(b),(e)	8,000	8,000
			0.24%, 12/09/2015	11,500	11,497
0.30%, 11/17/2015(b),(e)	7,100	7,099	Anglesea Funding LLC
0.30%, 11/25/2015(b),(e)	8,000	7,998	0.12%, 11/12/2015(b)	7,700	7,700
DNB Bank ASA			AXA Financial Inc (credit support from AXA
0.25%, 12/29/2015(b),(e)	6,000	5,998	SA)
ING US Funding LLC (credit support from			0.20%, 11/06/2015(b),(d)	4,800	4,800
ING Bank)			CRC Funding LLC
0.30%, 12/09/2015(d)	7,000	6,998	0.30%, 12/14/2015(b)	7,900	7,897
0.32%, 12/02/2015(d)	7,000	6,998
			DCAT LLC
Manhattan Asset Funding Co LLC			0.32%, 11/06/2015	8,500	8,500
0.19%, 11/13/2015	7,000	7,000	0.35%, 11/02/2015	8,000	8,000
0.20%, 11/16/2015	8,000	7,999	0.35%, 11/04/2015	8,300	8,300
0.20%, 12/02/2015	3,000	2,999	Fairway Finance LLC
0.22%, 12/18/2015	7,000	6,998	0.13%, 11/23/2015(b)	8,000	7,999
Mizuho Bank Ltd/NY			0.30%, 12/08/2015(b)	7,000	6,998
0.29%, 01/06/2016(b)	8,700	8,695	Gotham Funding Corp
0.29%, 01/20/2016(b)	8,200	8,195	0.19%, 11/03/2015(b)	1,500	1,500
Nordea Bank AB			0.23%, 12/01/2015(b)	6,500	6,498
0.23%, 01/21/2016(b),(e)	8,000	7,996	0.25%, 12/07/2015(b)	8,400	8,398
0.30%, 11/19/2015(b),(e)	8,000	7,999	0.28%, 11/24/2015(b)	8,000	7,999
0.31%, 02/12/2016(b),(e)	7,000	6,994
			Intercontinental Exchange Inc
Sheffield Receivables Co LLC			0.15%, 11/10/2015(b)	7,900	7,900
0.28%, 11/03/2015(b)	7,900	7,900	0.25%, 11/04/2015(b)	8,000	8,000
0.28%, 12/17/2015(b)	8,000	7,997	0.30%, 12/22/2015(b)	6,000	5,997
Skandinaviska Enskilda Banken AB			JP Morgan Securities LLC
0.29%, 12/21/2015(b),(e)	7,200	7,197
			0.40%, 12/16/2015	2,000	1,999
0.29%, 12/23/2015(b),(e)	7,500	7,497
			Jupiter Securitization Co LLC
0.33%, 02/16/2016(b),(e)	7,000	6,993	0.42%, 01/13/2016(b)	7,000	6,994
Societe Generale SA			Nieuw Amsterdam Receivables Corp
0.09%, 11/02/2015(b),(e)	4,600	4,600	0.20%, 12/07/2015(b)	6,500	6,499
0.26%, 11/04/2015(b),(e)	6,900	6,900	0.21%, 12/08/2015(b)	8,400	8,398
Standard Chartered Bank/New York			0.23%, 11/03/2015(b)	7,400	7,400
0.30%, 11/16/2015(b)	7,800	7,799
			Regency Markets No. 1 LLC
0.34%, 11/23/2015(b)	8,000	7,998	0.18%, 11/05/2015(b)	8,700	8,700
Sumitomo Mitsui Banking Corp			0.18%, 11/25/2015(b)	6,000	5,999
0.24%, 12/17/2015(b),(e)	8,300	8,298
			Thunder Bay Funding LLC
0.30%, 12/24/2015(b),(e)	7,000	6,997	0.36%, 01/15/2016(b)	2,000	1,998
0.31%, 11/09/2015(b),(e)	8,000	7,999
					$165,970
United Overseas Bank Ltd
0.30%, 11/16/2015(b),(e)	2,000	2,000	Electric - 3.97%
0.30%, 12/04/2015(b),(e)	8,500	8,498	GDF Suez
			0.26%, 11/10/2015(b)	7,000	6,999
		$269,691
			0.28%, 12/07/2015(b)	5,000	4,999
Beverages - 0.95%			0.30%, 12/15/2015(b)	7,000	6,997
Brown-Forman Corp			0.30%, 01/07/2016(b)	6,000	5,997
0.16%, 11/05/2015(b)	6,000	6,000	Oglethorpe Power Corp
0.18%, 11/20/2015(b)	3,500	3,500	0.20%, 11/09/2015(b)	7,014	7,014
		$9,500	0.20%, 12/01/2015(b)	7,700	7,699
Chemicals - 1.10%					$39,705
EI du Pont de Nemours & Co
0.20%, 11/20/2015(b)	11,000	10,999

See accompanying notes

Schedule of Investments
Money Market Fund
October 31, 2015

	Principal			Maturity
COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)		REPURCHASE AGREEMENTS - 7.02%	Amount (000's)	Value (000's)

Electrical Components & Equipment - 0.70%			Banks - 7.02%
Emerson Electric Co			Credit Suisse Repurchase Agreement; 0.09%	$35,000	$35,000
0.15%, 12/21/2015(b)	$7,000	$6,998	dated 10/30/2015 maturing 11/02/2015
			(collateralized by US Government
			Securities; $35,701,325; 0%; dated
Healthcare - Products - 1.29%
			11/15/40-02/15/43)
Danaher Corp
0.15%, 11/06/2015(b)	4,900	4,900	Merrill Lynch Repurchase Agreement; 0.07%	35,200	35,200
0.18%, 11/13/2015(b)	8,000	7,999	dated 10/30/2015 maturing 11/02/2015
			(collateralized by US Government
		$12,899
			Security; $35,904,117; 0%; dated 05/04/37)
Insurance - 2.60%					$70,200
Prudential PLC			TOTAL REPURCHASE AGREEMENTS		$70,200
0.27%, 11/27/2015(b)	8,000	7,999	Total Investments		$1,003,430
0.30%, 12/04/2015(b)	3,000	2,999	Liabilities in Excess of Other Assets, Net - (0.32)%		$(3,215)
0.32%, 02/17/2016(b)	7,000	6,993	TOTAL NET ASSETS - 100.00%		$1,000,215
0.37%, 02/02/2016(b)	8,000	7,992
		$25,983
			(a)	Variable Rate. Rate shown is in effect at October 31, 2015.
Machinery - Construction & Mining - 0.68%			(b)		Security exempt from registration under Rule 144A of the Securities Act of
Caterpillar Financial Services Corp (credit			1933. These securities may be resold in transactions exempt from support from Caterpillar Inc)
0.17%, 11/23/2015(d)	6,800	6,799	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $538,013 or 53.79% of net
			assets.
Media- 0.80%			(c)		Security is Illiquid. At the end of the period, the value of these securities
Walt Disney Co/The			totaled $31,000 or 3.10% of net assets.
0.15%, 12/24/2015(b)	8,000	7,998	(d)		Credit support indicates investments that benefit from credit enhancement
			or liquidity support provided by a third party bank, institution, or
			government agency.
Miscellaneous Manufacturers - 1.07%			(e)	Security issued by foreign bank and denominated in USD.
Dover Corp
0.10%, 11/02/2015(b)	10,700	10,700

			Portfolio Summary (unaudited)
Oil & Gas - 1.56%
BP Capital Markets PLC (credit support from			Sector		Percent
BP PLC)			Financial		62.26%
0.16%, 11/18/2015(b),(d)	8,600	8,599	Consumer, Non-cyclical		9.13%
Exxon Mobil Corp			Insured		5.26%
0.04%, 11/02/2015	7,000	7,000	Exchange Traded Funds		5.12%
		$15,599	Asset Backed Securities		4.54%
			Utilities		3.97%
Pharmaceuticals - 0.80%			Industrial		3.23%
AstraZeneca PLC			Energy		2.81%
0.14%, 12/10/2015(b)	8,000	7,999	Technology		1.60%
			Basic Materials		1.10%
			Communications		0.80%
Pipelines - 1.25%
Questar Corp			Consumer, Cyclical		0.50%
0.15%, 11/13/2015(b)	12,500	12,499	Liabilities in Excess of Other Assets, Net		(0.32)%
			TOTAL NET ASSETS		100.00%

REITS- 0.70%
Simon Property Group LP
0.21%, 12/16/2015(b)	7,000	6,998

Supranational Bank - 0.80%
Corp Andina de Fomento
0.24%, 01/04/2016(b)	8,000	7,997

TOTAL COMMERCIAL PAPER		$698,520
	Principal
CERTIFICATE OF DEPOSIT - 2.85%	Amount (000's) Value (000's)

Banks- 2.85%
Bank of America NA
0.28%, 11/12/2015	8,000	8,000
0.34%, 01/19/2016	6,700	6,700
0.34%, 02/29/2016	8,000	8,000
Bank of Nova Scotia/Houston
0.47%, 11/10/2016(a),(e)	5,800	5,800
		$28,500
TOTAL CERTIFICATE OF DEPOSIT		$28,500

See accompanying notes

Schedule of Investments
Overseas Fund
October 31, 2015

COMMON STOCKS - 94.93%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 2.63%			Banks (continued)
Airbus Group SE	350,400	$24,400	Chiba Bank Ltd/The	51,000	$372
BAE Systems PLC	171,414	1,160	Chugoku Bank Ltd/The	11,800	167
Embraer SA ADR	608,000	17,857	Credit Agricole SA	40,274	509
IHI Corp	3,678,000	10,377	Credit Suisse Group AG (a)	1,142,602	28,498
Meggitt PLC	58,321	318	Danske Bank A/S	990,669	27,257
Rolls-Royce Holdings PLC (a)	1,493,630	15,794	Deutsche Bank AG	65,543	1,834
		$69,906	DNB ASA	58,971	751
			Erste Group Bank AG (a)	671,576	19,693
Agriculture - 4.23%			Fukuoka Financial Group Inc	57,000	300
British American Tobacco PLC	680,189	40,410	Gunma Bank Ltd/The	27,000	170
Imperial Tobacco Group PLC	768,175	41,364	Hachijuni Bank Ltd/The	30,000	205
Japan Tobacco Inc	57,900	2,004	Hang Seng Bank Ltd	45,700	838
KT&G Corp	173,848	17,370	Hiroshima Bank Ltd/The	37,000	206
Philip Morris International Inc	125,800	11,121	Hokuhoku Financial Group Inc	90,000	200
		$112,269	HSBC Holdings PLC	926,018	7,235
Airlines - 1.05%			HSBC Holdings PLC	4,321,766	33,791
Deutsche Lufthansa AG (a)	8,688	128	ING Groep NV	2,583,316	37,734
International Consolidated Airlines Group SA	1,733,751	15,538	Iyo Bank Ltd/The	17,900	192
(a)			Joyo Bank Ltd/The	45,000	234
Japan Airlines Co Ltd	122,000	4,596	KBC Groep NV	133,431	8,113
Ryanair Holdings PLC ADR	96,720	7,563	Lloyds Banking Group PLC	23,892,457	27,118
		$27,825	Mediobanca SpA	41,672	419
			Mitsubishi UFJ Financial Group Inc	682,500	4,414
Apparel - 0.01%			Mizuho Financial Group Inc	1,252,300	2,580
Yue Yuen Industrial Holdings Ltd	54,500	199	National Australia Bank Ltd	138,947	2,967
			Natixis SA	69,349	425
			Nordea Bank AB	182,990	2,019
Automobile Manufacturers - 2.33%
			Oversea-Chinese Banking Corp Ltd	116,000	746
Bayerische Motoren Werke AG	10,239	1,049
			Resona Holdings Inc	117,900	624
Daihatsu Motor Co Ltd	14,200	174	Royal Bank of Scotland Group PLC (a)	153,786	752
Daimler AG	172,840	14,987
			Shizuoka Bank Ltd/The	39,000	391
Hino Motors Ltd	6,700	77
			Skandinaviska Enskilda Banken AB	91,588	962
Honda Motor Co Ltd	85,900	2,842
			Societe Generale SA	43,707	2,030
Hyundai Motor Co	67,606	9,235
			Standard Chartered PLC	120,821	1,341
Mitsubishi Motors Corp	47,300	419
			Sumitomo Mitsui Financial Group Inc	572,500	22,839
Nissan Motor Co Ltd	131,200	1,360
Peugeot SA (a)	20,836	366	Sumitomo Mitsui Trust Holdings Inc	158,070	607
			Svenska Handelsbanken AB	71,210	967
Renault SA	6,990	659
			Swedbank AB	43,054	987
Toyota Motor Corp	497,900	30,503
			UBS Group AG	1,541,223	30,782
Volkswagen AG	1,706	236
			UniCredit SpA	113,090	730
		$61,907
			United Overseas Bank Ltd	1,356,700	19,701
Automobile Parts & Equipment - 0.57%			Westpac Banking Corp (a)	4,685	102
Aisin Seiki Co Ltd	14,200	564	Westpac Banking Corp	107,757	2,400
Bridgestone Corp	34,300	1,258	Yamaguchi Financial Group Inc	14,000	172
Cie Generale des Etablissements Michelin	5,213	519			$415,051
Denso Corp	25,600	1,193
GKN PLC	122,119	540	Beverages - 0.84%
			Coca-Cola Amatil Ltd	21,504	139
Hankook Tire Co Ltd	250,179	9,564	Coca-Cola HBC AG (a)	5,268	126
NHK Spring Co Ltd	11,800	120
			Diageo PLC	747,398	21,547
Nokian Renkaat OYJ	8,407	317
			Kirin Holdings Co Ltd	43,400	615
Sumitomo Electric Industries Ltd	36,300	495
Sumitomo Rubber Industries Ltd	12,600	187			$22,427
Toyoda Gosei Co Ltd	4,800	110	Building Materials - 1.11%
Yokohama Rubber Co Ltd/The	7,500	144	Asahi Glass Co Ltd	45,000	258
		$15,011	Cie de Saint-Gobain	12,903	540
			CRH PLC	39,001	1,068
Banks - 15.63%
			CRH PLC	925,592	25,329
Aozora Bank Ltd	86,000	314
			Fletcher Building Ltd	25,831	130
Australia & New Zealand Banking Group Ltd	146,963	2,842
			Sumitomo Osaka Cement Co Ltd	577,000	2,223
Banco Bilbao Vizcaya Argentaria SA	106,264	914
Banco de Sabadell SA	5,687,000	10,972			$29,548
Banco Santander SA	3,833,953	21,417	Chemicals - 4.22%
Banco Santander SA - Rights (a)	3,833,925	210	Akzo Nobel NV	651,002	46,046
Bangkok Bank PCL	662,100	3,108	Arkema SA	4,856	355
Bank Hapoalim BM	78,631	409	Asahi Kasei Corp	60,000	368
Bank Leumi Le-Israel BM (a)	52,565	199	BASF SE	53,308	4,367
Bank of East Asia Ltd/The	87,200	326	Clariant AG (a)	690,634	12,700
Bank of Kyoto Ltd/The	25,000	253	Evonik Industries AG	6,732	244
Bank of Queensland Ltd	27,472	255	Givaudan SA (a)	3,203	5,728
Bank of Yokohama Ltd/The	84,000	524	Hitachi Chemical Co Ltd	7,700	122
Barclays PLC	8,723,003	31,078	Incitec Pivot Ltd	124,160	347
BNP Paribas SA	455,980	27,631	Israel Chemicals Ltd	38,193	212
BOC Hong Kong Holdings Ltd	221,300	708	K+S AG	14,183	358
CaixaBank SA	5,095,529	19,517

See accompanying notes

Schedule of Investments
Overseas Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Chemicals (continued)			Electric (continued)
Kaneka Corp	20,000	$177	Tohoku Electric Power Co Inc	33,500	$470
Koninklijke DSM NV	8,591	458	Tokyo Electric Power Co Inc (a)	78,200	533
Kuraray Co Ltd	9,000	111			$80,717
Linde AG	148,416	25,743
Mitsubishi Chemical Holdings Corp	35,400	220	Electrical Components & Equipment - 2.27%
Mitsubishi Gas Chemical Co Inc	28,000	156	Legrand SA	413,442	22,658
Shin-Etsu Chemical Co Ltd	233,100	13,862	Mabuchi Motor Co Ltd	228,600	11,311
Umicore SA	4,585	195	Schneider Electric SE	434,544	26,210
Yara International ASA	8,649	393			$60,179
		$112,162	Electronics - 0.78%
Commercial Services - 1.54%			Ibiden Co Ltd	8,900	122
Adecco SA (a)	9,228	686	Koninklijke Philips NV	731,213	19,713
Atlantia SpA	10,709	296	Kyocera Corp	11,300	511
Dai Nippon Printing Co Ltd	40,000	414	NEC Corp	68,000	210
RELX NV	2,302,582	39,275	Nippon Electric Glass Co Ltd	29,000	142
Toppan Printing Co Ltd	38,000	341			$20,698
		$41,012	Engineering & Construction - 0.85%
Computers - 0.01%			ACS Actividades de Construccion y Servicios	7,161	243
Computershare Ltd	12,428	95	SA
			Balfour Beatty PLC (a)	3,224,308	12,358
Itochu Techno-Solutions Corp	3,500	77
		$172	Boskalis Westminster	6,375	309
			CIMIC Group Ltd	7,579	149
Cosmetics & Personal Care - 0.02%			Ferrovial SA	23,908	603
Svenska Cellulosa AB SCA	20,387	600	Lend Lease Group	40,860	376
			Skanska AB	28,157	549
			Taisei Corp	27,000	176
Distribution & Wholesale - 1.45%
			Tecnicas Reunidas SA	131,637	5,863
ITOCHU Corp	83,400	1,044
			Vinci SA	25,861	1,741
Jardine Cycle & Carriage Ltd	736,600	17,054
			WorleyParsons Ltd	15,599	72
Li & Fung Ltd	284,000	230
					$22,439
Marubeni Corp	79,500	459
Mitsubishi Corp	72,800	1,324	Entertainment - 0.01%
Mitsui & Co Ltd	90,100	1,143	Tabcorp Holdings Ltd	61,457	205
Sumitomo Corp	1,549,800	16,950	Tatts Group Ltd	54,291	153
Toyota Tsusho Corp	15,700	360			$358
		$38,564
			Environmental Control - 0.00%
Diversified Financial Services - 1.83%			Kurita Water Industries Ltd	4,000	90
ASX Ltd	5,088	149
Daiwa Securities Group Inc	78,000	533
Deutsche Boerse AG	307,426	28,346	Food - 2.87%
			Aryzta AG (a)	332,104	14,955
Julius Baer Group Ltd (a)	5,805	288
Mitsubishi UFJ Lease & Finance Co Ltd	36,800	193	Casino Guichard Perrachon SA	97,020	5,574
			Charoen Pokphand Foods PCL (b)	22,853,600	13,276
Nomura Holdings Inc	194,400	1,223
ORIX Corp	70,700	1,032	Dairy Crest Group PLC	1,651,997	16,369
Shinhan Financial Group Co Ltd	441,777	16,861	Delhaize Group	5,518	512
		$48,625	First Pacific Co Ltd/Hong Kong	174,000	119
			ICA Gruppen AB	3,777	135
Electric - 3.04%			J Sainsbury PLC	99,637	408
AGL Energy Ltd	49,993	593	Nestle SA	86,110	6,576
AusNet Services	127,812	131	Nisshin Seifun Group Inc	15,860	242
Chubu Electric Power Co Inc	35,000	538	Orkla ASA	1,920,465	16,343
Chugoku Electric Power Co Inc/The	21,900	331	Tesco PLC (a)	386,371	1,090
CLP Holdings Ltd	102,500	891	Toyo Suisan Kaisha Ltd	4,200	155
E.ON SE	95,061	1,003	WH Group Ltd (a),(c)	286,000	158
EDP - Energias de Portugal SA	171,597	634	Wilmar International Ltd	142,300	317
Electric Power Development Co Ltd	10,900	359	Yamazaki Baking Co Ltd	4,000	77
Electricite de France SA	17,916	333			$76,306
Endesa SA	15,298	340
Enel Green Power SpA	129,673	274	Forest Products & Paper - 1.26%
Enel SpA	387,639	1,788	DS Smith PLC	5,424,718	32,322
Engie SA	1,789,156	31,312	Oji Holdings Corp	59,000	306
Hokuriku Electric Power Co	12,500	186	Stora Enso OYJ	40,787	378
Iberdrola SA	296,931	2,118	UPM-Kymmene OYJ	30,918	579
Kyushu Electric Power Co Inc	20,500	247			$33,585
Meridian Energy Ltd	93,692	141	Gas - 1.07%
Mighty River Power Ltd	52,242	99	Centrica PLC	237,067	825
Origin Energy Ltd	65,285	254	Enagas SA	15,919	481
Power Assets Holdings Ltd	66,000	657	Gas Natural SDG SA	25,953	561
Red Electrica Corp SA	8,018	706	National Grid PLC	1,744,457	24,849
RWE AG	36,262	504	Osaka Gas Co Ltd	139,000	548
Shikoku Electric Power Co Inc	8,500	144	Snam SpA	99,465	515
SSE PLC	1,528,607	35,563	Toho Gas Co Ltd	19,000	116
Terna Rete Elettrica Nazionale SpA	111,703	568

See accompanying notes

Schedule of Investments
Overseas Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas (continued)			Iron & Steel (continued)
Tokyo Gas Co Ltd	126,000	$624	voestalpine AG	8,419	$305
		$28,519			$1,869

Hand & Machine Tools - 0.83%			Leisure Products & Services - 0.95%
Fuji Electric Co Ltd	4,800,000	21,416	Carnival PLC	455,342	25,342
Sandvik AB	57,841	539
		$21,955
			Lodging - 0.04%
Holding Companies - Diversified - 0.52%			Sands China Ltd	179,200	645
China Merchants Holdings International Co	3,564,270	11,837	SJM Holdings Ltd	149,000	124
Ltd			Wynn Macau Ltd	116,800	160
Industrivarden AB	8,014	146			$929
Keppel Corp Ltd	107,700	542
			Machinery - Construction & Mining - 2.57%
NWS Holdings Ltd	113,000	170	ABB Ltd (a)	599,742	11,315
Swire Pacific Ltd	44,000	508	ABB Ltd ADR(a)	284,100	5,364
Wharf Holdings Ltd/The	102,000	607
			Hitachi Construction Machinery Co Ltd	8,000	124
		$13,810
			Hitachi Ltd	8,593,000	49,570
Home Builders - 0.07%			Joy Global Inc	108,300	1,861
Daiwa House Industry Co Ltd	32,200	845			$68,234
Iida Group Holdings Co Ltd	11,000	206
Persimmon PLC (a)	11,355	348	Machinery - Diversified - 1.69%
			Amada Holdings Co Ltd	895,900	7,990
Sekisui House Ltd	31,700	528
			CNH Industrial NV	503,005	3,415
		$1,927	CNH Industrial NV	2,009,257	13,601
Home Furnishings - 0.03%			Metso OYJ	8,356	205
Panasonic Corp	57,200	671	Mitsubishi Heavy Industries Ltd	113,000	570
			OC Oerlikon Corp AG (a)	1,046,039	10,038
			Sumitomo Heavy Industries Ltd	14,000	63
Insurance - 6.16%			Teco Electric and Machinery Co Ltd	10,206,103	8,895
Admiral Group PLC	15,511	385			$44,777
Aegon NV	3,070,268	18,841
Ageas	14,922	658	Media- 0.11%
Allianz SE	27,529	4,820	Axel Springer SE	1,649	93
Assicurazioni Generali SpA	55,475	1,051	Lagardere SCA	8,744	254
Aviva PLC	5,227,977	39,072	Pearson PLC	38,728	514
AXA SA	418,512	11,169	RTL Group SA	1,452	126
Baloise Holding AG	3,703	444	Singapore Press Holdings Ltd	118,600	337
CNP Assurances	12,718	181	Vivendi SA	64,942	1,562
Dai-ichi Life Insurance Co Ltd/The	28,100	486			$2,886
Delta Lloyd NV	1,143,656	9,012
Direct Line Insurance Group PLC	101,885	618	Mining - 0.37%
Hannover Rueck SE	4,467	517	Anglo American PLC	66,453	557
Helvetia Holding AG	12,351	6,460	BHP Billiton Ltd	169,467	2,779
MS&AD Insurance Group Holdings Inc	17,600	519	BHP Billiton PLC	122,587	1,959
			Glencore PLC (a)	528,017	912
Muenchener Rueckversicherungs-Gesellschaft	10,051	2,004
AG in Muenchen			Mitsubishi Materials Corp	83,000	290
NN Group NV	5,082	159	Rio Tinto Ltd	22,403	801
Old Mutual PLC	297,173	971	Rio Tinto PLC	60,016	2,187
QBE Insurance Group Ltd	65,944	617	Sumitomo Metal Mining Co Ltd	36,000	447
Sampo Oyj	21,265	1,039			$9,932
SCOR SE	11,381	423	Miscellaneous Manufacturers - 1.07%
Standard Life PLC	92,829	600	FUJIFILM Holdings Corp	25,000	997
Suncorp Group Ltd	68,225	634	Nikon Corp	1,664,400	21,532
Swiss Life Holding AG (a)	42,039	10,018
			Orica Ltd	27,460	321
Swiss Re AG	21,215	1,969	Siemens AG	42,932	4,312
T&D Holdings Inc	42,900	564	Smiths Group PLC	29,256	433
Tokio Marine Holdings Inc	36,500	1,406	Toshiba Corp	212,000	598
Zurich Insurance Group AG (a)	184,951	48,809	Wartsila OYJ Abp	3,863	165
		$163,446			$28,358

Internet - 0.44%			Office & Business Equipment - 0.83%
SBI Holdings Inc/Japan	15,800	179	Canon Inc	722,700	21,581
Trend Micro Inc/Japan	291,800	11,372	Ricoh Co Ltd	52,400	565
		$11,551			$22,146

Investment Companies - 0.02%			Oil & Gas - 5.00%
BGP Holdings PLC (a),(b)	738,711	—	BP PLC ADR	158,400	5,655
Groupe Bruxelles Lambert SA	5,977	485	BP PLC	3,160,643	18,784
Israel Corp Ltd/The	229	59	CNOOC Ltd	20,047,000	22,643
		$544	Eni SpA	1,326,406	21,660
Iron & Steel - 0.07%			Idemitsu Kosan Co Ltd	4,200	69
Fortescue Metals Group Ltd	115,362	171	Imperial Oil Ltd	419,340	13,953
JFE Holdings Inc	36,600	575	Inpex Corp	45,000	429
Kobe Steel Ltd	229,000	289	JX Holdings Inc	166,410	653
Nippon Steel & Sumitomo Metal Corp	26,100	529	Neste Oyj	9,499	232
See accompanying notes			373

Schedule of Investments
Overseas Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Oil & Gas (continued)			REITS (continued)
OMV AG	10,913	$291	Scentre Group	251,892	$739
Repsol SA	60,990	768	Segro PLC	55,755	386
Royal Dutch Shell PLC - A Shares	223,488	5,835	Unibail-Rodamco SE	4,664	1,298
Royal Dutch Shell PLC - B Shares	115,794	3,032	Vicinity Centres	249,331	515
Seadrill Ltd (a)	27,383	176	Westfield Corp	1,493,237	10,834
Statoil ASA	64,112	1,036			$18,492
TonenGeneral Sekiyu KK	10,000	104
TOTAL SA	748,880	36,215	Retail - 1.84%
Transocean Ltd	26,925	412	Aeon Co Ltd	34,500	511
Woodside Petroleum Ltd	39,161	821	Cie Financiere Richemont SA	219,005	18,779
		$132,768	CK Hutchison Holdings Ltd	145,500	1,992
			FamilyMart Co Ltd	4,300	176
Oil & Gas Services - 1.14%			Harvey Norman Holdings Ltd	26,936	76
Petrofac Ltd	19,224	249	Kingfisher PLC	3,808,768	20,704
Technip SA	575,203	29,974	Marks & Spencer Group PLC	92,255	728
		$30,223	Rallye SA	306,746	5,672
			Takashimaya Co Ltd	21,000	188
Packaging & Containers - 0.03%					$48,826
Rexam PLC	52,245	434
Toyo Seikan Group Holdings Ltd	12,200	236	Semiconductors - 1.14%
		$670	Rohm Co Ltd	4,600	228
			Samsung Electronics Co Ltd	25,023	30,013
Pharmaceuticals - 10.28%					$30,241
Alfresa Holdings Corp	13,000	249
AstraZeneca PLC	59,971	3,822	Shipbuilding - 0.00%
Bayer AG	162,859	21,715	Yangzijiang Shipbuilding Holdings Ltd	143,000	127
Daiichi Sankyo Co Ltd	40,300	791
Eisai Co Ltd	7,700	482
			Software - 0.81%
GlaxoSmithKline PLC	3,057,747	65,942
			SAP SE	273,414	21,555
Kyowa Hakko Kirin Co Ltd	8,000	132
Medipal Holdings Corp	10,000	174
Mitsubishi Tanabe Pharma Corp	16,600	281	Telecommunications - 6.20%
Novartis AG	556,181	50,384	Bezeq The Israeli Telecommunication Corp	142,535	306
Orion Oyj	7,575	271	Ltd
Otsuka Holdings Co Ltd	24,600	819	BT Group PLC	168,611	1,204
Roche Holding AG	127,852	34,712	China Mobile Ltd	2,945,341	35,314
Sanofi	649,702	65,539	Elisa OYJ	10,540	397
Suzuken Co Ltd/Aichi Japan	5,720	219	Eutelsat Communications SA	12,613	416
Takeda Pharmaceutical Co Ltd	37,500	1,831	KDDI Corp	1,712,600	41,442
Teva Pharmaceutical Industries Ltd	15,974	948	Koninklijke KPN NV	83,058	304
Teva Pharmaceutical Industries Ltd ADR	416,200	24,635	Nippon Telegraph & Telephone Corp	40,500	1,485
		$272,946	NTT DOCOMO Inc	77,200	1,504
			Orange SA	114,126	2,012
Private Equity - 0.02%			Proximus SADP	11,269	390
3i Group PLC	72,062	555	Singapore Telecommunications Ltd	206,700	587
			SK Telecom Co Ltd	158,456	33,555
Real Estate - 0.22%			Spark New Zealand Ltd	136,405	309
Cheung Kong Property Holdings Ltd	128,000	896	Swisscom AG	796	410
Hang Lung Properties Ltd	166,000	406	TDC A/S	1,739,618	9,095
Hysan Development Co Ltd	47,000	209	Telecom Italia SpA	290,242	326
Kerry Properties Ltd	48,000	142	Telefonica Deutschland Holding AG	44,083	284
Mitsubishi Estate Co Ltd	20,000	429	Telefonica SA	255,326	3,369
Mitsui Fudosan Co Ltd	15,000	408	Telekomunikasi Indonesia Persero Tbk PT	17,577,400	3,449
New World Development Co Ltd	400,285	427	Telenor ASA	43,301	816
Nomura Real Estate Holdings Inc	9,300	199	TeliaSonera AB	122,975	628
Sino Land Co Ltd	225,920	349	Vodafone Group PLC	8,236,170	27,104
Sun Hung Kai Properties Ltd	82,383	1,100			$164,706
Swire Properties Ltd	86,600	260
			Toys, Games & Hobbies - 0.02%
UOL Group Ltd	35,400	165
			Nintendo Co Ltd	3,700	591
Vonovia SE	14,343	478
Wheelock & Co Ltd	67,000	312
		$5,780	Transportation - 1.77%
			AP Moeller - Maersk A/S - A shares	285	409
REITS - 0.70%			AP Moeller - Maersk A/S - B shares	338	499
Ascendas Real Estate Investment Trust	151,500	258	East Japan Railway Co	369,000	35,083
BritishLandCoPLC/The	45,917	615	Hankyu Hanshin Holdings Inc	55,000	358
CapitaLand Commercial Trust Ltd	153,800	154	Kamigumi Co Ltd	17,000	146
CapitaLand Mall Trust	179,600	253	Mitsui OSK Lines Ltd	84,000	224
Dexus Property Group	71,148	391	MTR Corp Ltd	70,000	317
Gecina SA	2,573	328	Nippon Express Co Ltd	61,000	314
GPT Group/The	132,516	449	Nippon Yusen KK	119,000	312
Hammerson PLC	58,120	569	PostNL NV (a)	2,118,006	8,726
Intu Properties PLC	69,463	370	West Japan Railway Co	8,700	611
Land Securities Group PLC	47,689	983			$46,999
Mirvac Group	273,989	350

See accompanying notes

Schedule of Investments
Overseas Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held	Value(000	's)			Portfolio Summary (unaudited)
					Country		Percent
Water - 0.37%
					United Kingdom		23.06%
Guangdong Investment Ltd	6,219,300	$8,747
					Japan		14.59%
United Utilities Group PLC	32,290	491
					Switzerland		11.34%
Veolia Environnement SA	21,301	495
					France		11.32%
		$9,733			Germany		6.18%
TOTAL COMMON STOCKS		$2,520,758			Netherlands		5.65%
INVESTMENT COMPANIES - 3.49%	Shares Held	Value (000	's)		United States		4.93%
Publicly Traded Investment Fund - 3.49%					Korea, Republic Of		4.39%
BlackRock Liquidity Funds FedFund Portfolio	44,498,645	44,498			Spain		2.56%
Cash Account Trust - Government & Agency	2,409,583	2,410			Hong Kong		2.54%
Portfolio - Government Cash Managed					Singapore		1.51%
First American Government Obligations Fund	45,643,787	45,644			Denmark		1.41%
		$92,552			Ireland		1.27%
TOTAL INVESTMENT COMPANIES		$92,552			Australia		1.20%
PREFERRED STOCKS - 1.11%	Shares Held	Value (000	's)		Italy		1.03%
					Israel		1.01%
Automobile Manufacturers - 1.11%					China		0.85%
Bayerische Motoren Werke AG	4,037	326			Austria		0.76%
Porsche Automobil Holding SE	7,251	339			Norway		0.74%
Volkswagen AG	240,137	28,825			Brazil		0.67%
		$29,490			Thailand		0.62%
TOTAL PREFERRED STOCKS		$29,490			Canada		0.53%
Total Investments		$2,642,800			Belgium		0.39%
Other Assets in Excess of Liabilities, Net - 0.47%		$12,544			Taiwan, Province Of China		0.34%
TOTAL NET ASSETS - 100.00%		$2,655,344			Sweden		0.28%
					Indonesia		0.13%
					Finland		0.13%
(a) Non-Income Producing Security					New Zealand		0.03%
(b)		Fair value of these investments is determined in good faith by the Manager			Macao		0.03%
under procedures established and periodically reviewed by the Board of					Portugal		0.02%
Directors. At the end of the period, the fair value of these securities totaled					Luxembourg		0.01%
$13,276 or 0.50% of net assets.					Bermuda		0.01%
(c)		Security exempt from registration under Rule 144A of the Securities Act of		Other Assets in Excess of Liabilities, Net			0.47%
1933. These securities may be resold in transactions exempt from				TOTAL NET ASSETS			100.00%
registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $158 or 0.01% of net assets.

Futures Contracts

							Unrealized
Type	Long/Short Contracts				Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2015	Long			777	$66,641	$68,263	$1,622
S&P 500 Emini; December 2015	Long			283	27,733	29,343	1,610
Total							$3,232

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2015

COMMON STOCKS - 98.52%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 3.22%			Distribution & Wholesale - 0.49%
Boeing Co/The	275,967	$40,862	Pool Corp	157,534	$12,845
Northrop Grumman Corp	162,086	30,432
Teledyne Technologies Inc (a)	152,007	13,564
			Diversified Financial Services - 3.37%
		$84,858	Ameriprise Financial Inc	100,384	11,580
Airlines - 0.48%			Charles Schwab Corp/The	918,049	28,019
Alaska Air Group Inc	167,042	12,737	FNF Group	467,508	16,494
			Franklin Resources Inc	519,904	21,191
			T Rowe Price Group Inc	152,875	11,561
Apparel - 1.86%					$88,845
NIKE Inc	361,700	47,394
Ralph Lauren Corp	13,777	1,526	Electric - 1.54%
		$48,920	Duke Energy Corp	243,047	17,370
			Xcel Energy Inc	654,525	23,321
Automobile Manufacturers - 0.77%					$40,691
PACCAR Inc	383,791	20,207
			Electronics - 3.43%
			Corning Inc	464,930	8,648
Automobile Parts & Equipment - 1.57%			FEI Co	105,962	7,650
Autoliv Inc	138,991	16,851	FLIR Systems Inc	111,399	2,971
Johnson Controls Inc	546,290	24,682	Thermo Fisher Scientific Inc	233,409	30,525
		$41,533	Trimble Navigation Ltd (a)	505,731	11,505
			Waters Corp (a)	228,242	29,169
Banks - 7.13%
East West Bancorp Inc	365,376	14,757			$90,468
Goldman Sachs Group Inc/The	68,228	12,793	Environmental Control - 1.04%
JPMorgan Chase & Co	474,459	30,484	Stericycle Inc (a)	42,546	5,164
PNC Financial Services Group Inc/The	362,533	32,722	Waste Connections Inc	407,306	22,190
State Street Corp	97,816	6,749			$27,354
SVB Financial Group (a)	116,905	14,271
US Bancorp	562,656	23,733	Food - 2.80%
Wells Fargo & Co	971,862	52,617	Dairy Farm International Holdings Ltd ADR	138,724	4,581
		$188,126	General Mills Inc	341,775	19,861
			Kroger Co/The	580,000	21,924
Beverages - 1.73%			McCormick & Co Inc/MD	232,362	19,514
Brown-Forman Corp - B Shares	124,835	13,255	Safeway, Inc. - CVR - Casa Ley (a),(b)	2,740	—
Coca-Cola Co/The	452,967	19,183	Safeway, Inc. - CVR - Property Development	2,740	—
PepsiCo Inc	129,123	13,195	Centers (a),(b),(c)
		$45,633	Whole Foods Market Inc	267,071	8,001
Biotechnology - 0.76%					$73,881
Gilead Sciences Inc	184,965	20,000	Gas - 1.44%
			Sempra Energy	370,803	37,974
Building Materials - 0.53%
Apogee Enterprises Inc	279,968	13,867	Healthcare - Products - 2.99%
			Becton Dickinson and Co	158,952	22,654
Chemicals - 2.18%			Bio-Techne Corp	140,762	12,415
EI du Pont de Nemours & Co	172,267	10,922	Edwards Lifesciences Corp (a)	120,248	18,897
FMC Corp	104,155	4,240	Halyard Health Inc (a)	193,028	5,729
Innospec Inc	53,065	2,931	Medtronic PLC	119,535	8,836
International Flavors & Fragrances Inc	164,862	19,134	Varian Medical Systems Inc (a)	131,432	10,321
PPG Industries Inc	195,185	20,350			$78,852
		$57,577
			Healthcare - Services - 1.61%
Commercial Services - 0.97%			DaVita HealthCare Partners Inc (a)	285,631	22,139
PayPal Holdings Inc (a)	188,713	6,796	Universal Health Services Inc	166,865	20,373
Robert Half International Inc	168,525	8,874			$42,512
TrueBlue Inc (a)	337,511	9,778
			Housewares - 0.31%
		$25,448	Tupperware Brands Corp	137,586	8,100
Computers - 5.11%
Apple Inc	776,505	92,792	Insurance - 2.00%
EMC Corp/MA	926,698	24,298	ACE Ltd	215,407	24,457
International Business Machines Corp	125,303	17,553	Chubb Corp/The	18,362	2,375
		$134,643	MetLife Inc	187,872	9,465
Consumer Products - 0.88%			XL Group PLC	434,388	16,542
Kimberly-Clark Corp	94,844	11,354			$52,839
WD-40 Co	123,327	11,787	Internet - 3.88%
		$23,141	Alphabet Inc (a)	59,645	43,982
			Alphabet Inc (a)	21,939	15,594
Cosmetics & Personal Care - 0.62%
			Amazon.com Inc (a)	51,950	32,515
Procter & Gamble Co/The	212,941	16,264
			eBay Inc (a)	118,126	3,296
			LinkedIn Corp (a)	29,213	7,037
					$102,424

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Iron & Steel - 0.49%			Retail (continued)
Reliance Steel & Aluminum Co	217,107	$13,018	Home Depot Inc/The	191,933	$23,731
			Nordstrom Inc	360,120	23,483
			Starbucks Corp	719,187	44,999
Leisure Products & Services - 1.12%
Carnival Corp	302,390	16,353			$200,256
Harley-Davidson Inc	268,528	13,279	Savings & Loans - 0.44%
		$29,632	Washington Federal Inc	465,324	11,605

Machinery - Diversified - 0.93%
Deere & Co	273,021	21,296	Semiconductors - 2.99%
Tennant Co	55,621	3,221	Applied Materials Inc	634,419	10,639
		$24,517	Avago Technologies Ltd	57,249	7,049
			Intel Corp	462,906	15,674
Media - 2.69%			Lam Research Corp	197,954	15,161
Comcast Corp - Class A	188,842	11,825	Microchip Technology Inc	413,665	19,976
Sirius XM Holdings Inc (a)	448,755	1,831
			QUALCOMM Inc	174,757	10,384
Viacom Inc	284,739	14,040			$78,883
Walt Disney Co/The	379,476	43,162
		$70,858	Software - 6.81%
			Adobe Systems Inc (a)	489,793	43,425
Metal Fabrication & Hardware - 0.46%			Autodesk Inc (a)	225,000	12,418
Precision Castparts Corp	52,770	12,180	Fair Isaac Corp	237,400	21,929
			Microsoft Corp	1,044,944	55,006
Miscellaneous Manufacturers - 2.21%			Omnicell Inc (a)	277,447	7,546
AptarGroup Inc	261,008	19,200	Oracle Corp	725,021	28,160
Crane Co	141,775	7,463	Tyler Technologies Inc (a)	65,887	11,224
Donaldson Co Inc	214,779	6,486			$179,708
General Electric Co	872,471	25,232
			Telecommunications - 2.24%
		$58,381
			Cisco Systems Inc	462,619	13,347
Oil & Gas - 5.20%			Verizon Communications Inc	977,239	45,813
Chevron Corp	314,909	28,619			$59,160
Cimarex Energy Co	128,069	15,120
			Toys, Games & Hobbies - 0.58%
Devon Energy Corp	186,996	7,841
			Hasbro Inc	198,925	15,283
Energen Corp	201,578	11,722
Exxon Mobil Corp	499,151	41,300
HollyFrontier Corp	311,811	15,269	Transportation - 1.34%
Occidental Petroleum Corp	230,877	17,209	Expeditors International of Washington Inc	371,517	18,498
		$137,080	Union Pacific Corp	187,961	16,794
					$35,292
Oil & Gas Services - 0.96%
Natural Gas Services Group Inc (a)	13,905	313	Trucking & Leasing - 0.07%
Schlumberger Ltd	319,382	24,963	Greenbrier Cos Inc/The	50,680	1,928
		$25,276
			TOTAL COMMON STOCKS		$2,598,528
Pharmaceuticals - 6.71%
			INVESTMENT COMPANIES - 1.87%	Shares Held	Value (000	's)
Abbott Laboratories	417,681	18,712
AbbVie Inc	215,107	12,810	Publicly Traded Investment Fund - 1.87%
Allergan PLC (a)	83,846	25,864	Goldman Sachs Financial Square Funds -	49,196,783	49,197
Bristol-Myers Squibb Co	298,356	19,677	Government Fund
Johnson & Johnson	358,073	36,176
McKesson Corp	201,011	35,941	TOTAL INVESTMENT COMPANIES		$49,197
Perrigo Co PLC	54,310	8,567	Total Investments		$2,647,725
Teva Pharmaceutical Industries Ltd ADR	132,595	7,848	Liabilities in Excess of Other Assets, Net - (0.39)%			$(10,216)
VCA Inc (a)	209,030	11,448
			TOTAL NET ASSETS - 100.00%		$2,637,509
		$177,043

Pipelines - 0.06%
			(a) Non-Income Producing Security
Magellan Midstream Partners LP	25,144	1,604
			(b)		Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
REITS - 2.92%			Directors. At the end of the period, the fair value of these securities totaled
Alexandria Real Estate Equities Inc	166,609	14,952	$0 or 0.00% of net assets.
Care Capital Properties Inc	22,109	729	(c)		Security is Illiquid. At the end of the period, the value of these securities
Essex Property Trust Inc	49,063	10,815	totaled $0 or 0.00% of net assets.
HCP Inc	148,061	5,508
Plum Creek Timber Co Inc	485,323	19,772
Sabra Health Care REIT Inc	228,281	5,177
Ventas Inc	302,944	16,274
Weyerhaeuser Co	131,541	3,858
		$77,085

Retail - 7.59%
Copart Inc (a)	436,098	15,791
Costco Wholesale Corp	305,898	48,369
CVS Health Corp	341,590	33,742
Dollar General Corp	149,632	10,141

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2015

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	19.07%
Financial	15.86%
Technology	14.91%
Consumer, Cyclical	14.77%
Industrial	13.23%
Communications	8.81%
Energy	6.22%
Utilities	2.98%
Basic Materials	2.67%
Exchange Traded Funds	1.87%
Liabilities in Excess of Other Assets, Net	(0.39)%
TOTAL NET ASSETS	100.00%

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2010 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	2,659,289	$43,001
Bond Market Index Fund (a)	8,821,844	97,834
Core Plus Bond Fund (a)	26,892,922	290,175
Diversified International Fund (a)	4,818,194	55,554
Diversified Real Asset Fund (a)	5,207,305	57,645
Equity Income Fund (a)	1,667,795	43,079
Global Diversified Income Fund (a)	8,574,083	116,093
Global Multi-Strategy Fund (a)	4,327,061	47,598
Global Opportunities Fund (a)	1,962,810	23,377
Inflation Protection Fund (a)	13,326,450	111,276
International Emerging Markets Fund (a)	609,127	12,938
LargeCap Growth Fund I (a)	3,459,744	46,672
LargeCap S&P 500 Index Fund (a)	4,521,269	66,915
LargeCap Value Fund III (a)	3,257,001	51,428
MidCap Fund (a)	2,421,295	54,745
Origin Emerging Markets Fund (a),(b)	1,259,839	11,049
Overseas Fund (a)	5,202,704	52,911
Short-Term Income Fund (a)	13,201,654	160,664
SmallCap Growth Fund I (a)	1,541,025	18,477
SmallCap Value Fund II (a)	1,503,885	19,189
		$1,380,620
TOTAL INVESTMENT COMPANIES		$1,380,620
Total Investments		$1,380,620
Liabilities in Excess of Other Assets, Net - (0.01)%		$(205)
TOTAL NET ASSETS - 100.00%		$1,380,415

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47.81%
Domestic Equity Funds	24.88%
Specialty Funds	16.04%
International Equity Funds	11.28%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	2,955,501	$46,611	296,212	$4,708	2,659,289	$41,909
Bond Market Index Fund	—	—	10,775,851	120,078	1,954,007	21,673	8,821,844	98,336
Core Plus Bond Fund	28,992,665	314,975	7,941,538	86,843	10,041,281	109,816	26,892,922	291,998
Core Plus Bond Fund I	16,575,093	174,845	—	—	16,575,093	186,657	—	—
Diversified International Fund	6,230,260	89,638	198,060	2,305	1,610,126	19,006	4,818,194	72,901
Diversified Real Asset Fund	4,946,391	50,972	1,459,186	17,577	1,198,272	14,255	5,207,305	55,035
Equity Income Fund	3,189,866	60,294	89,786	2,355	1,611,857	43,642	1,667,795	31,481
Global Diversified Income Fund	5,755,257	65,182	4,450,732	62,652	1,631,906	22,860	8,574,083	105,174
Global Multi-Strategy Fund	4,052,842	41,834	1,264,844	14,162	990,625	11,027	4,327,061	45,160
Global Opportunities Fund	2,111,906	22,881	267,864	3,126	416,960	5,097	1,962,810	21,165
High Yield Fund I	4,312,910	41,486	128,534	1,308	4,441,444	45,512	—	—
Inflation Protection Fund	9,770,709	79,378	6,235,186	53,338	2,679,445	22,803	13,326,450	109,943
International Emerging Markets Fund	958,038	26,831	30,079	698	378,990	8,915	609,127	17,776
LargeCap Growth Fund I	7,295,056	56,778	827,386	10,164	4,662,698	60,733	3,459,744	25,535
LargeCap S&P 500 Index Fund	4,327,759	42,994	1,208,096	17,838	1,014,586	14,719	4,521,269	47,647
LargeCap Value Fund	2,633,407	22,998	327,206	4,147	2,960,613	38,195	—	—
LargeCap Value Fund III	3,801,692	50,981	152,197	2,396	696,888	11,008	3,257,001	43,459
MidCap Fund	3,215,649	47,500	214,479	4,667	1,008,833	23,189	2,421,295	35,494
Origin Emerging Markets Fund	—	—	1,422,989	14,197	163,150	1,519	1,259,839	12,627
Overseas Fund	6,286,816	56,326	584,022	6,153	1,668,134	17,966	5,202,704	45,965
Short-Term Income Fund	15,008,224	181,265	1,355,577	16,560	3,162,147	38,609	13,201,654	159,189
SmallCap Growth Fund I	1,638,223	15,916	354,270	4,126	451,468	5,747	1,541,025	14,203
SmallCap Value Fund II	1,784,867	14,099	231,616	2,934	512,598	6,843	1,503,885	11,631
		$1,457,173		$494,235		$734,499		$1,286,628

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$6			$—
Bond Market Index Fund		2,369			(69)			—
Core Plus Bond Fund		8,534			(4)			—
Core Plus Bond Fund I		—			11,812			—
Diversified International Fund		1,071			(36)			—
Diversified Real Asset Fund		915			741			310
Equity Income Fund		1,252			12,474			—
Global Diversified Income Fund		5,559			200			1,373
Global Multi-Strategy Fund		518			191			545
Global Opportunities Fund		1,815			255			863
High Yield Fund I		658			2,718			235
Inflation Protection Fund		1,065			30			—
International Emerging Markets Fund		369			(838)			—
LargeCap Growth Fund I		1,084			19,326			7,937
LargeCap S&P 500 Index Fund		1,103			1,534			—
LargeCap Value Fund		2,190			11,050			1,755
LargeCap Value Fund III		1,019			1,090			426
MidCap Fund		302			6,516			3,210
Origin Emerging Markets Fund		—			(51)			—
Overseas Fund		2,272			1,452			2,642
Short-Term Income Fund		2,729			(27)			42
SmallCap Growth Fund I		154			(92)			3,657
SmallCap Value Fund II		520			1,441			2,100
		$35,498			$69,719			$25,095
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2015 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Blue Chip Fund (a)	1,905,485	$30,812
Bond Market Index Fund (a)	5,073,585	56,266
Core Plus Bond Fund (a)	15,327,012	165,379
Diversified International Fund (a)	3,538,594	40,800
Diversified Real Asset Fund (a)	3,395,591	37,589
Equity Income Fund (a)	1,206,243	31,157
Global Diversified Income Fund (a)	4,493,941	60,848
Global Multi-Strategy Fund (a)	2,638,656	29,025
Global Opportunities Fund (a)	2,429,498	28,935
Inflation Protection Fund (a)	6,245,910	52,153
International Emerging Markets Fund (a)	445,439	9,461
LargeCap Growth Fund I (a)	2,398,772	32,360
LargeCap S&P 500 Index Fund (a)	3,638,157	53,845
LargeCap Value Fund III (a)	1,989,409	31,413
MidCap Fund (a)	1,017,842	23,013
MidCap Growth Fund III (a)	812,686	8,468
MidCap Value Fund III (a)	465,741	8,924
Origin Emerging Markets Fund (a),(b)	925,460	8,116
Overseas Fund (a)	3,838,731	39,040
Short-Term Income Fund (a)	5,085,979	61,896
SmallCap Growth Fund I (a)	933,118	11,188
SmallCap Value Fund II (a)	883,292	11,271
		$831,959
TOTAL INVESTMENT COMPANIES		$831,959
Total Investments		$831,959
Liabilities in Excess of Other Assets, Net - (0.02)%		$(133)
TOTAL NET ASSETS - 100.00%		$831,826

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	40.35%
Domestic Equity Funds	29.15%
Specialty Funds	15.33%
International Equity Funds	15.19%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	2,105,246	$33,258	199,761	$3,170	1,905,485	$30,082
Bond Market Index Fund	—	—	7,171,989	79,877	2,098,404	23,376	5,073,585	56,508
Core Plus Bond Fund	18,159,158	188,477	5,826,225	63,705	8,658,371	94,704	15,327,012	157,454
Core Plus Bond Fund I	10,557,638	114,880	—	—	10,557,638	118,806	—	—
Diversified International Fund	4,720,801	43,951	335,001	3,907	1,517,208	17,842	3,538,594	30,551
Diversified Real Asset Fund	3,506,427	39,557	1,147,556	13,801	1,258,392	15,200	3,395,591	38,380
Equity Income Fund	1,875,713	36,829	127,380	3,354	796,850	21,374	1,206,243	23,062
Global Diversified Income Fund	2,631,588	34,714	3,020,662	42,613	1,158,309	16,409	4,493,941	60,970
Global Multi-Strategy Fund	2,695,965	28,128	893,501	9,992	950,810	10,650	2,638,656	27,751
Global Opportunities Fund	2,929,883	31,914	435,567	5,126	935,952	11,909	2,429,498	26,202
High Yield Fund I	2,317,865	21,827	111,306	1,131	2,429,171	24,892	—	—
Inflation Protection Fund	5,593,860	46,049	2,725,221	23,255	2,073,171	17,728	6,245,910	51,614
International Emerging Markets Fund	855,967	16,136	55,650	1,295	466,178	11,111	445,439	6,336
LargeCap Growth Fund I	6,215,050	47,779	794,916	9,891	4,611,194	60,876	2,398,772	14,339
LargeCap S&P 500 Index Fund	3,878,240	27,626	1,092,204	16,118	1,332,287	19,441	3,638,157	29,591
LargeCap Value Fund	2,548,749	21,224	326,813	4,159	2,875,562	37,694	—	—
LargeCap Value Fund III	3,725,069	50,650	253,064	3,988	1,988,724	31,738	1,989,409	26,322
MidCap Fund	1,411,527	21,354	137,624	3,044	531,309	12,127	1,017,842	14,935
MidCap Growth Fund III	874,885	6,093	235,144	2,434	297,343	3,598	812,686	5,546
MidCap Value Fund III	575,750	9,290	73,309	1,423	183,318	3,759	465,741	7,429
Origin Emerging Markets Fund	—	—	1,036,359	10,408	110,899	1,028	925,460	9,339
Overseas Fund	4,830,369	47,118	604,786	6,390	1,596,424	17,768	3,838,731	35,942
Short-Term Income Fund	6,086,235	74,017	1,060,266	12,969	2,060,522	25,158	5,085,979	61,823
SmallCap Growth Fund I	1,152,250	9,304	259,598	3,065	478,730	6,418	933,118	6,825
SmallCap Value Fund II	1,183,190	10,114	179,010	2,292	478,908	6,581	883,292	6,946
		$927,031		$357,495		$613,357		$727,947

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$(6)			$—
Bond Market Index Fund		1,267			7			—
Core Plus Bond Fund		4,803			(24)			—
Core Plus Bond Fund I		—			3,926			—
Diversified International Fund		680			535			—
Diversified Real Asset Fund		545			222			184
Equity Income Fund		792			4,253			—
Global Diversified Income Fund		2,587			52			525
Global Multi-Strategy Fund		289			281			304
Global Opportunities Fund		2,107			1,071			1,002
High Yield Fund I		318			1,934			106
Inflation Protection Fund		512			38			—
International Emerging Markets Fund		276			16			—
LargeCap Growth Fund I		772			17,545			5,656
LargeCap S&P 500 Index Fund		827			5,288			—
LargeCap Value Fund		1,772			12,311			1,420
LargeCap Value Fund III		835			3,422			349
MidCap Fund		111			2,664			1,178
MidCap Growth Fund III		717			617			1,087
MidCap Value Fund III		368			475			425
Origin Emerging Markets Fund		—			(41)			—
Overseas Fund		1,464			202			1,700
Short-Term Income Fund		1,002			(5)			14
SmallCap Growth Fund I		91			874			2,149
SmallCap Value Fund II		287			1,121			1,164
		$22,422			$56,778			$17,263
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2020 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	16,237,713	$262,564
Bond Market Index Fund (a)	30,608,617	339,449
Core Plus Bond Fund (a)	104,781,338	1,130,591
Diversified International Fund (a)	29,604,207	341,336
Diversified Real Asset Fund (a)	23,197,291	256,794
Equity Income Fund (a)	9,579,567	247,440
Global Diversified Income Fund (a)	29,394,252	397,998
Global Multi-Strategy Fund (a)	17,600,354	193,604
Global Opportunities Fund (a)	25,632,045	305,278
Global Real Estate Securities Fund (a)	18,763,963	174,880
Inflation Protection Fund (a)	24,711,455	206,341
International Emerging Markets Fund (a)	3,877,397	82,356
LargeCap Growth Fund I (a)	21,264,018	286,851
LargeCap S&P 500 Index Fund (a)	32,486,736	480,804
LargeCap Value Fund III (a)	18,245,963	288,104
MidCap Fund (a)	7,845,242	177,381
MidCap Growth Fund III (a)	10,783,661	112,366
MidCap Value Fund III (a)	5,872,899	112,525
Origin Emerging Markets Fund (a),(b)	6,828,646	59,887
Overseas Fund (a)	32,926,447	334,862
Short-Term Income Fund (a)	18,318,259	222,933
SmallCap Growth Fund I (a)	9,276,261	111,222
SmallCap Value Fund II (a)	9,191,608	117,285
		$6,242,851
TOTAL INVESTMENT COMPANIES		$6,242,851
Total Investments		$6,242,851
Liabilities in Excess of Other Assets, Net - (0.01)%		$(818)
TOTAL NET ASSETS - 100.00%		$6,242,033

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	35.19%
Fixed Income Funds	30.43%
International Equity Funds	20.80%
Specialty Funds	13.59%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	17,141,917	$269,813	904,204	$14,284	16,237,713	$255,474
Bond Market Index Fund	—	—	35,292,012	392,941	4,683,395	52,045	30,608,617	340,933
Core Plus Bond Fund	90,707,453	983,777	29,974,905	327,872	15,901,020	173,448	104,781,338	1,138,199
Core Plus Bond Fund I	56,260,713	607,618	—	—	56,260,713	632,893	—	—
Diversified International Fund	32,751,125	443,284	1,440,805	16,891	4,587,723	53,574	29,604,207	405,783
Diversified Real Asset Fund	15,459,195	165,194	10,476,811	126,531	2,738,715	32,567	23,197,291	259,499
Equity Income Fund	8,288,809	158,464	2,584,754	70,201	1,293,996	34,029	9,579,567	197,755
Global Diversified Income Fund	10,039,151	136,803	21,919,540	309,900	2,564,439	35,837	29,394,252	410,926
Global Multi-Strategy Fund	16,508,779	172,267	3,606,363	40,575	2,514,788	28,036	17,600,354	185,229
Global Opportunities Fund	25,668,932	279,427	3,514,614	41,163	3,551,501	44,140	25,632,045	279,118
Global Real Estate Securities Fund	24,081,750	179,969	1,287,289	12,020	6,605,076	61,989	18,763,963	138,885
High Yield Fund I	12,582,832	121,828	454,151	4,626	13,036,983	133,598	—	—
Inflation Protection Fund	25,995,825	226,409	2,655,088	22,768	3,939,458	33,603	24,711,455	215,696
International Emerging Markets Fund	7,108,177	179,346	294,497	6,922	3,525,277	85,024	3,877,397	100,519
LargeCap Growth Fund I	45,172,084	353,584	5,478,812	67,547	29,386,878	383,901	21,264,018	155,114
LargeCap S&P 500 Index Fund	29,228,723	266,001	7,593,642	111,019	4,335,629	62,892	32,486,736	320,798
LargeCap Value Fund	21,506,209	204,438	2,816,655	35,736	24,322,864	313,491	—	—
LargeCap Value Fund III	30,849,069	416,940	1,421,624	22,445	14,024,730	223,308	18,245,963	242,079
MidCap Fund	4,815,200	71,565	3,891,999	90,814	861,957	19,494	7,845,242	144,405
MidCap Growth Fund III	10,729,167	96,320	2,849,333	29,220	2,794,839	31,744	10,783,661	94,410
MidCap Value Fund III	6,734,334	107,898	726,174	14,034	1,587,609	32,008	5,872,899	93,780
Origin Emerging Markets Fund	—	—	7,326,195	74,531	497,549	4,544	6,828,646	69,743
Overseas Fund	34,299,506	327,041	3,587,389	37,932	4,960,448	53,983	32,926,447	310,830
Short-Term Income Fund	19,227,454	235,166	2,001,023	24,468	2,910,218	35,524	18,318,259	224,090
SmallCap Growth Fund I	8,490,984	80,810	1,920,609	22,458	1,135,332	14,892	9,276,261	88,460
SmallCap Value Fund II	9,073,018	71,023	1,266,849	16,112	1,148,259	15,564	9,191,608	74,730
		$5,885,172		$2,188,539		$2,606,412		$5,746,455

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$(55)			$—
Bond Market Index Fund		7,528			37			—
Core Plus Bond Fund		30,018			(2)			—
Core Plus Bond Fund I		—			25,275			—
Diversified International Fund		5,596			(818)			—
Diversified Real Asset Fund		2,846			341			962
Equity Income Fund		5,678			3,119			—
Global Diversified Income Fund		14,962			60			2,377
Global Multi-Strategy Fund		2,100			423			2,209
Global Opportunities Fund		21,880			2,668			10,404
Global Real Estate Securities Fund		6,043			8,885			983
High Yield Fund I		1,923			7,144			683
Inflation Protection Fund		2,821			122			—
International Emerging Markets Fund		2,715			(725)			—
LargeCap Growth Fund I		6,653			117,884			48,727
LargeCap S&P 500 Index Fund		7,395			6,670			—
LargeCap Value Fund		17,732			73,317			14,209
LargeCap Value Fund III		8,202			26,002			3,430
MidCap Fund		449			1,520			4,765
MidCap Growth Fund III		10,423			614			15,804
MidCap Value Fund III		5,101			3,856			5,894
Origin Emerging Markets Fund		—			(244)			—
Overseas Fund		12,323			(160)			14,314
Short-Term Income Fund		3,597			(20)			54
SmallCap Growth Fund I		793			84			18,779
SmallCap Value Fund II		2,616			3,159			10,563
		$179,394			$279,156			$154,157
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2025 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	5,094,465	$82,378
Bond Market Index Fund (a)	7,213,826	80,001
Core Plus Bond Fund (a)	22,926,644	247,378
Diversified International Fund (a)	8,513,864	98,165
Diversified Real Asset Fund (a)	5,728,077	63,410
Equity Income Fund (a)	2,762,657	71,359
Global Diversified Income Fund (a)	6,065,054	82,121
Global Multi-Strategy Fund (a)	3,941,686	43,359
Global Opportunities Fund (a)	5,896,483	70,227
Global Real Estate Securities Fund (a)	6,032,573	56,224
Inflation Protection Fund (a)	5,766,002	48,146
International Emerging Markets Fund (a)	1,198,334	25,453
LargeCap Growth Fund I (a)	6,665,544	89,918
LargeCap S&P 500 Index Fund (a)	9,205,555	136,242
LargeCap Value Fund III (a)	5,337,122	84,273
MidCap Fund (a)	1,441,970	32,603
MidCap Growth Fund III (a)	3,420,780	35,645
MidCap Value Fund III (a)	1,907,174	36,541
Origin Emerging Markets Fund (a),(b)	2,541,821	22,292
Overseas Fund (a)	9,505,777	96,674
SmallCap Growth Fund I (a)	2,236,046	26,810
SmallCap Value Fund II (a)	2,186,845	27,903
		$1,557,122
TOTAL INVESTMENT COMPANIES		$1,557,122
Total Investments		$1,557,122
Liabilities in Excess of Other Assets, Net - (0.01)%		$(227)
TOTAL NET ASSETS - 100.00%		$1,556,895

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	40.05%
Fixed Income Funds	24.12%
International Equity Funds	23.71%
Specialty Funds	12.13%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	5,329,395	$84,819	234,930	$3,721	5,094,465	$81,074
Bond Market Index Fund	—	—	9,697,776	107,989	2,483,950	27,688	7,213,826	80,292
Core Plus Bond Fund	22,698,631	240,046	8,200,246	89,673	7,972,233	87,088	22,926,644	242,606
Core Plus Bond Fund I	11,558,992	126,829	—	—	11,558,992	130,031	—	—
Diversified International Fund	9,270,973	91,352	1,833,134	21,628	2,590,243	30,472	8,513,864	82,478
Diversified Real Asset Fund	3,599,222	41,415	3,253,081	39,214	1,124,226	13,630	5,728,077	67,000
Equity Income Fund	—	—	2,906,382	77,318	143,725	3,720	2,762,657	73,544
Global Diversified Income Fund	1,465,721	20,687	5,243,817	73,810	644,484	9,110	6,065,054	85,372
Global Multi-Strategy Fund	4,476,969	47,294	711,712	7,899	1,246,995	13,995	3,941,686	41,504
Global Opportunities Fund	6,905,633	77,294	1,569,710	18,607	2,578,860	32,558	5,896,483	64,784
Global Real Estate Securities Fund	8,114,617	63,825	1,084,339	10,115	3,166,383	29,722	6,032,573	45,911
High Yield Fund I	3,059,141	29,806	242,400	2,469	3,301,541	33,829	—	—
Inflation Protection Fund	5,562,476	48,775	1,786,657	15,311	1,583,131	13,571	5,766,002	50,472
International Emerging Markets Fund	2,087,885	45,268	285,361	6,659	1,174,912	28,121	1,198,334	23,485
LargeCap Growth Fund	2,970,071	19,436	450,739	4,899	3,420,810	39,203	—	—
LargeCap Growth Fund I	12,897,197	111,140	2,405,357	30,311	8,637,010	114,891	6,665,544	47,115
LargeCap S&P 500 Index Fund	8,557,057	73,540	3,076,561	45,107	2,428,063	35,508	9,205,555	87,765
LargeCap Value Fund	6,437,566	61,281	1,053,434	13,476	7,491,000	97,175	—	—
LargeCap Value Fund III	9,464,902	129,367	1,140,432	17,960	5,268,212	84,083	5,337,122	71,309
MidCap Fund	623,085	10,135	1,038,464	24,204	219,579	4,998	1,441,970	29,655
MidCap Growth Fund III	3,642,662	36,977	1,232,176	12,889	1,454,058	17,453	3,420,780	32,906
MidCap Value Fund III	2,338,647	38,821	441,481	8,611	872,954	17,917	1,907,174	30,866
Origin Emerging Markets Fund	—	—	2,671,753	26,980	129,932	1,215	2,541,821	25,741
Overseas Fund	9,751,920	100,451	2,511,311	26,745	2,757,454	30,977	9,505,777	96,332
Preferred Securities Fund	3,896,713	38,807	400,212	4,137	4,296,925	44,793	—	—
SmallCap Growth Fund I	2,161,950	19,817	678,160	8,141	604,064	8,245	2,236,046	20,242
SmallCap Value Fund II	2,291,788	21,310	520,428	6,727	625,371	8,690	2,186,845	20,120
		$1,493,673		$785,698		$962,404		$1,400,573

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$(24)			$—
Bond Market Index Fund		1,608			(9)			—
Core Plus Bond Fund		6,312			(25)			—
Core Plus Bond Fund I		—			3,202			—
Diversified International Fund		1,357			(30)			—
Diversified Real Asset Fund		567			1			191
Equity Income Fund		1,257			(54)			—
Global Diversified Income Fund		2,812			(15)			297
Global Multi-Strategy Fund		487			306			512
Global Opportunities Fund		5,023			1,441			2,387
Global Real Estate Securities Fund		1,776			1,693			282
High Yield Fund I		427			1,554			142
Inflation Protection Fund		518			(43)			—
International Emerging Markets Fund		686			(321)			—
LargeCap Growth Fund		45			14,868			2,887
LargeCap Growth Fund I		1,620			20,555			11,865
LargeCap S&P 500 Index Fund		1,848			4,626			—
LargeCap Value Fund		4,526			22,418			3,625
LargeCap Value Fund III		2,147			8,065			897
MidCap Fund		50			314			526
MidCap Growth Fund III		3,017			493			4,575
MidCap Value Fund III		1,510			1,351			1,744
Origin Emerging Markets Fund		—			(24)			—
Overseas Fund		2,998			113			3,476
Preferred Securities Fund		716			1,849			564
SmallCap Growth Fund I		172			529			4,081
SmallCap Value Fund II		566			773			2,276
		$42,045			$83,606			$40,327
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2030 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	17,080,761	$276,196
Bond Market Index Fund (a)	23,752,774	263,418
Core Plus Bond Fund (a)	79,700,305	859,966
Diversified International Fund (a)	40,951,567	472,172
Diversified Real Asset Fund (a)	23,699,339	262,352
Equity Income Fund (a)	8,775,212	226,664
Global Diversified Income Fund (a)	19,895,311	269,383
Global Multi-Strategy Fund (a)	18,242,606	200,669
Global Opportunities Fund (a)	26,617,749	317,017
Global Real Estate Securities Fund (a)	27,686,728	258,040
Inflation Protection Fund (a)	16,444,498	137,312
International Emerging Markets Fund (a)	5,401,684	114,732
LargeCap Growth Fund I (a)	37,933,757	511,726
LargeCap S&P 500 Index Fund (a)	44,157,490	653,531
LargeCap Value Fund (a)	22,067,252	281,357
LargeCap Value Fund III (a)	17,151,944	270,829
MidCap Fund (a)	2,886,030	65,253
MidCap Growth Fund III (a)	20,750,141	216,216
MidCap Value Fund III (a)	11,079,368	212,281
Origin Emerging Markets Fund (a),(b)	10,892,910	95,531
Overseas Fund (a)	46,537,809	473,289
SmallCap Growth Fund I (a)	10,757,702	128,985
SmallCap Value Fund II (a)	10,136,306	129,339
		$6,696,258
TOTAL INVESTMENT COMPANIES		$6,696,258
Total Investments		$6,696,258
Liabilities in Excess of Other Assets, Net - (0.01)%		$(875)
TOTAL NET ASSETS - 100.00%		$6,695,383

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	44.40%
International Equity Funds	25.85%
Fixed Income Funds	18.82%
Specialty Funds	10.94%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	17,760,431	$283,440	679,670	$10,720	17,080,761	$272,653
Bond Market Index Fund	—	—	26,349,907	293,430	2,597,133	28,836	23,752,774	264,598
Core Plus Bond Fund	72,026,557	782,059	17,694,774	193,679	10,021,026	109,419	79,700,305	866,289
Core Plus Bond Fund I	30,575,625	331,226	—	—	30,575,625	343,935	—	—
Diversified International Fund	38,547,017	505,280	6,722,838	79,935	4,318,288	50,338	40,951,567	534,825
Diversified Real Asset Fund	12,908,360	143,178	12,611,637	152,633	1,820,658	21,610	23,699,339	274,285
Equity Income Fund	—	—	9,122,897	242,949	347,685	8,934	8,775,212	233,873
Global Diversified Income Fund	—	—	20,625,751	289,553	730,440	10,037	19,895,311	279,484
Global Multi-Strategy Fund	17,039,127	179,541	3,074,949	34,404	1,871,470	20,854	18,242,606	193,218
Global Opportunities Fund	26,269,818	289,206	4,526,792	53,332	4,178,861	51,102	26,617,749	292,546
Global Real Estate Securities Fund	36,178,638	274,300	2,788,518	26,024	11,280,428	106,669	27,686,728	207,319
High Yield Fund I	12,677,933	120,111	585,214	5,959	13,263,147	135,915	—	—
Inflation Protection Fund	17,054,219	148,967	1,328,950	11,313	1,938,671	16,541	16,444,498	143,752
International Emerging Markets Fund	9,078,789	221,146	623,711	14,603	4,300,816	103,158	5,401,684	131,320
LargeCap Growth Fund	17,321,705	109,525	2,361,540	25,433	19,683,245	223,437	—	—
LargeCap Growth Fund I	58,244,026	463,818	8,590,607	106,957	28,900,876	381,065	37,933,757	284,593
LargeCap S&P 500 Index Fund	33,316,274	306,036	14,773,007	215,254	3,931,791	56,979	44,157,490	468,999
LargeCap Value Fund	25,576,729	246,060	4,400,109	55,981	7,909,586	102,230	22,067,252	201,935
LargeCap Value Fund III	39,165,924	529,933	2,439,181	38,505	24,453,161	387,385	17,151,944	226,850
MidCap Fund	—	—	3,007,158	70,413	121,128	2,740	2,886,030	67,622
MidCap Growth Fund III	17,357,908	172,391	5,332,237	55,092	1,940,004	22,400	20,750,141	205,627
MidCap Value Fund III	10,675,829	170,573	1,518,152	29,476	1,114,613	22,386	11,079,368	179,114
Origin Emerging Markets Fund	—	—	11,362,400	115,776	469,490	4,288	10,892,910	111,333
Overseas Fund	45,370,554	430,414	6,071,669	64,309	4,904,414	53,229	46,537,809	441,339
Preferred Securities Fund	13,376,808	136,449	919,866	9,500	14,296,674	149,100	—	—
SmallCap Growth Fund I	9,320,361	87,207	2,447,930	28,897	1,010,589	13,144	10,757,702	102,976
SmallCap Value Fund II	9,484,574	74,889	1,654,519	21,196	1,002,787	13,508	10,136,306	84,201
		$5,722,309		$2,518,043		$2,449,959		$6,068,751

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$(67)			$—
Bond Market Index Fund		5,409			4			—
Core Plus Bond Fund		21,997			(30)			—
Core Plus Bond Fund I		—			12,709			—
Diversified International Fund		6,772			(52)			—
Diversified Real Asset Fund		2,442			84			824
Equity Income Fund		4,082			(142)			—
Global Diversified Income Fund		8,336			(32)			—
Global Multi-Strategy Fund		2,228			127			2,339
Global Opportunities Fund		22,967			1,110			10,916
Global Real Estate Securities Fund		8,733			13,664			1,514
High Yield Fund I		1,975			9,845			706
Inflation Protection Fund		1,904			13			—
International Emerging Markets Fund		3,571			(1,271)			—
LargeCap Growth Fund		315			88,479			20,259
LargeCap Growth Fund I		8,793			94,883			64,396
LargeCap S&P 500 Index Fund		8,646			4,688			—
LargeCap Value Fund		21,623			2,124			17,323
LargeCap Value Fund III		10,680			45,797			4,464
MidCap Fund		—			(51)			—
MidCap Growth Fund III		17,280			544			26,201
MidCap Value Fund III		8,289			1,451			9,575
Origin Emerging Markets Fund		—			(155)			—
Overseas Fund		16,736			(155)			19,410
Preferred Securities Fund		2,839			3,151			2,325
SmallCap Growth Fund I		892			16			21,125
SmallCap Value Fund II		2,803			1,624			11,316
		$189,312			$278,358			$212,693
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2035 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	3,855,239	$42,755
Core Plus Bond Fund (a)	11,782,119	127,129
Diversified International Fund (a)	7,694,779	88,721
Diversified Real Asset Fund (a)	4,051,039	44,845
Global Multi-Strategy Fund (a)	2,964,573	32,610
Global Opportunities Fund (a)	5,419,725	64,549
Global Real Estate Securities Fund (a)	5,322,554	49,606
High Yield Fund I (a)	2,289,492	22,094
Inflation Protection Fund (a)	1,828,690	15,270
International Emerging Markets Fund (a)	1,046,982	22,238
LargeCap Growth Fund (a)	3,277,876	37,302
LargeCap Growth Fund I (a)	9,616,909	129,732
LargeCap S&P 500 Index Fund (a)	8,661,487	128,190
LargeCap Value Fund (a)	5,721,613	72,951
LargeCap Value Fund III (a)	5,022,478	79,305
MidCap Growth Fund III (a)	4,174,132	43,494
MidCap Value Fund III (a)	2,296,950	44,009
Origin Emerging Markets Fund (a),(b)	2,101,719	18,432
Overseas Fund (a)	8,629,099	87,758
SmallCap Growth Fund I (a)	1,998,843	23,966
SmallCap Value Fund II (a)	1,866,881	23,821
		$1,198,777
TOTAL INVESTMENT COMPANIES		$1,198,777
Total Investments		$1,198,777
Liabilities in Excess of Other Assets, Net - (0.01)%		$(170)
TOTAL NET ASSETS - 100.00%		$1,198,607

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.62%
International Equity Funds	27.64%
Fixed Income Funds	17.29%
Specialty Funds	6.46%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	—	$—	4,627,307	$51,619	772,068	$8,603	3,855,239	$43,014
Core Plus Bond Fund	9,506,513	100,981	5,071,689	55,503	2,796,083	30,527	11,782,119	125,933
Core Plus Bond Fund I	4,865,537	53,572	—	—	4,865,537	54,906	—	—
Diversified International Fund	7,844,394	77,489	1,774,739	20,920	1,924,354	22,627	7,694,779	75,589
Diversified Real Asset Fund	1,854,401	21,543	2,726,178	32,814	529,540	6,415	4,051,039	47,978
Global Multi-Strategy Fund	2,818,742	29,795	837,022	9,352	691,191	7,755	2,964,573	31,490
Global Opportunities Fund	5,280,893	59,705	1,418,574	16,867	1,279,742	16,463	5,419,725	60,750
Global Real Estate Securities Fund	7,343,343	57,861	1,246,248	11,652	3,267,037	30,816	5,322,554	40,589
High Yield Fund I	2,291,936	22,388	564,503	5,698	566,947	5,780	2,289,492	22,344
Inflation Protection Fund	1,908,292	16,596	396,915	3,382	476,517	4,084	1,828,690	15,903
International Emerging Markets Fund	2,007,759	44,652	313,740	7,338	1,274,517	30,976	1,046,982	20,987
LargeCap Growth Fund	3,418,861	23,944	897,773	9,903	1,038,758	12,252	3,277,876	22,450
LargeCap Growth Fund I	11,869,809	108,685	2,787,484	35,369	5,040,384	67,509	9,616,909	81,402
LargeCap S&P 500 Index Fund	6,553,241	57,534	3,762,387	55,317	1,654,141	24,186	8,661,487	91,660
LargeCap Value Fund	5,193,621	50,085	1,809,739	23,130	1,281,747	17,800	5,721,613	56,694
LargeCap Value Fund III	7,859,958	107,310	1,217,966	19,208	4,055,446	64,820	5,022,478	67,598
MidCap Growth Fund III	3,295,144	34,397	1,718,006	18,270	839,018	10,374	4,174,132	42,587
MidCap Value Fund III	2,089,892	34,862	721,354	14,213	514,296	10,626	2,296,950	39,082
Origin Emerging Markets Fund	—	—	2,185,058	22,090	83,339	780	2,101,719	21,299
Overseas Fund	8,089,452	84,072	2,557,083	27,318	2,017,436	22,653	8,629,099	88,756
Preferred Securities Fund	1,992,328	19,642	258,079	2,669	2,250,407	23,489	—	—
SmallCap Growth Fund I	1,797,462	17,393	640,367	7,721	438,986	5,991	1,998,843	19,156
SmallCap Value Fund II	1,808,914	17,124	495,728	6,429	437,761	6,077	1,866,881	17,851
		$1,039,630		$456,782		$485,509		$1,033,112

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$612			$(2)			$—
Core Plus Bond Fund		3,015			(24)			—
Core Plus Bond Fund I		—			1,334			—
Diversified International Fund		1,200			(193)			—
Diversified Real Asset Fund		306			36			103
Global Multi-Strategy Fund		320			98			335
Global Opportunities Fund		3,995			641			1,898
Global Real Estate Securities Fund		1,670			1,892			266
High Yield Fund I		1,213			38			111
Inflation Protection Fund		186			9			—
International Emerging Markets Fund		688			(27)			—
LargeCap Growth Fund		54			855			3,457
LargeCap Growth Fund I		1,549			4,857			11,342
LargeCap S&P 500 Index Fund		1,473			2,995			—
LargeCap Value Fund		3,797			1,279			3,041
LargeCap Value Fund III		1,855			5,900			775
MidCap Growth Fund III		2,835			294			4,298
MidCap Value Fund III		1,403			633			1,620
Origin Emerging Markets Fund		—			(11)			—
Overseas Fund		2,598			19			3,000
Preferred Securities Fund		424			1,178			300
SmallCap Growth Fund I		149			33			3,524
SmallCap Value Fund II		461			375			1,865
		$29,803			$22,209			$35,935
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2040 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	9,211,509	$102,156
Core Plus Bond Fund (a)	30,008,733	323,794
Diversified International Fund (a)	32,046,469	369,496
Diversified Real Asset Fund (a)	12,193,729	134,984
Global Multi-Strategy Fund (a)	9,959,184	109,551
Global Opportunities Fund (a)	20,281,576	241,553
Global Real Estate Securities Fund (a)	24,313,186	226,599
High Yield Fund I (a)	8,463,069	81,669
Inflation Protection Fund (a)	4,222,674	35,259
International Emerging Markets Fund (a)	4,174,608	88,669
LargeCap Growth Fund (a)	13,713,635	156,061
LargeCap Growth Fund I (a)	34,735,339	468,580
LargeCap S&P 500 Index Fund (a)	35,067,635	519,001
LargeCap Value Fund (a)	22,839,152	291,199
LargeCap Value Fund III (a)	19,770,087	312,170
MidCap Growth Fund III (a)	16,445,316	171,360
MidCap Value Fund III (a)	8,334,408	159,687
Origin Emerging Markets Fund (a),(b)	8,425,573	73,892
Overseas Fund (a)	35,109,675	357,065
SmallCap Growth Fund I (a)	7,912,144	94,867
SmallCap Value Fund II (a)	7,422,460	94,711
		$4,412,323
TOTAL INVESTMENT COMPANIES		$4,412,323
Total Investments		$4,412,323
Liabilities in Excess of Other Assets, Net - (0.01)%		$(593)
TOTAL NET ASSETS - 100.00%		$4,411,730

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.40%
International Equity Funds	30.76%
Fixed Income Funds	12.31%
Specialty Funds	5.54%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	—	$—	10,059,823	$111,960	848,314	$9,412	9,211,509	$102,550
Core Plus Bond Fund	22,604,730	245,381	10,389,959	113,697	2,985,956	32,576	30,008,733	326,492
Core Plus Bond Fund I	11,830,686	128,414	—	—	11,830,686	133,218	—	—
Diversified International Fund	30,593,219	376,075	4,677,843	56,096	3,224,593	37,620	32,046,469	394,473
Diversified Real Asset Fund	5,962,170	65,632	7,107,668	85,560	876,109	10,402	12,193,729	140,801
Global Multi-Strategy Fund	9,091,162	95,318	1,845,778	20,630	977,756	10,893	9,959,184	105,113
Global Opportunities Fund	19,807,034	220,608	3,691,009	43,509	3,216,467	39,233	20,281,576	225,433
Global Real Estate Securities Fund	24,739,965	188,770	2,512,456	23,419	2,939,235	27,388	24,313,186	185,229
High Yield Fund I	7,796,152	75,132	2,550,579	25,887	1,883,662	19,258	8,463,069	81,793
Inflation Protection Fund	—	—	4,397,464	37,412	174,790	1,476	4,222,674	35,934
International Emerging Markets Fund	7,397,067	174,553	563,221	13,151	3,785,680	92,408	4,174,608	95,626
LargeCap Growth Fund	14,272,201	94,788	2,586,929	28,176	3,145,495	36,149	13,713,635	88,837
LargeCap Growth Fund I	44,292,560	369,756	7,348,429	91,942	16,905,650	221,347	34,735,339	266,840
LargeCap S&P 500 Index Fund	23,960,154	213,162	13,871,183	205,032	2,763,702	40,079	35,067,635	380,696
LargeCap Value Fund	19,959,207	195,291	5,026,166	64,052	2,146,221	28,406	22,839,152	231,293
LargeCap Value Fund III	30,354,664	411,645	2,440,009	38,481	13,024,586	207,913	19,770,087	264,059
MidCap Growth Fund III	12,191,738	124,047	5,705,090	60,084	1,451,512	16,561	16,445,316	167,802
MidCap Value Fund III	7,050,893	115,468	2,092,936	41,228	809,421	16,172	8,334,408	140,794
Origin Emerging Markets Fund	—	—	8,769,060	89,651	343,487	3,175	8,425,573	86,435
Overseas Fund	31,519,541	310,259	7,067,504	75,979	3,477,370	37,629	35,109,675	348,534
Preferred Securities Fund	6,743,014	67,465	506,646	5,234	7,249,660	75,695	—	—
SmallCap Growth Fund I	6,720,991	64,678	1,907,497	22,609	716,344	9,278	7,912,144	78,013
SmallCap Value Fund II	6,806,620	55,816	1,317,578	16,918	701,738	9,433	7,422,460	63,357
		$3,592,258		$1,270,707		$1,115,721		$3,810,104

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$1,608			$2			$—
Core Plus Bond Fund		8,013			(10)			—
Core Plus Bond Fund I		—			4,804			—
Diversified International Fund		5,411			(78)			—
Diversified Real Asset Fund		1,136			11			383
Global Multi-Strategy Fund		1,197			58			1,256
Global Opportunities Fund		17,421			549			8,281
Global Real Estate Securities Fund		6,566			428			1,042
High Yield Fund I		4,523			32			437
Inflation Protection Fund		—			(2)			—
International Emerging Markets Fund		2,927			330			—
LargeCap Growth Fund		261			2,022			16,795
LargeCap Growth Fund I		6,728			26,489			49,276
LargeCap S&P 500 Index Fund		6,255			2,581			—
LargeCap Value Fund		16,976			356			13,602
LargeCap Value Fund III		8,326			21,846			3,481
MidCap Growth Fund III		12,214			232			18,520
MidCap Value Fund III		5,511			270			6,367
Origin Emerging Markets Fund		—			(41)			—
Overseas Fund		11,715			(75)			13,579
Preferred Securities Fund		1,530			2,996			1,179
SmallCap Growth Fund I		647			4			15,330
SmallCap Value Fund II		2,024			56			8,172
		$120,989			$62,860			$157,700
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2045 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond Market Index Fund (a)	1,193,695	$13,238
Core Plus Bond Fund (a)	3,521,546	37,997
Diversified International Fund (a)	5,449,352	62,831
Diversified Real Asset Fund (a)	2,130,771	23,588
Global Multi-Strategy Fund (a)	1,413,532	15,549
Global Opportunities Fund (a)	3,850,205	45,856
Global Real Estate Securities Fund (a)	4,379,988	40,822
High Yield Fund I (a)	1,399,880	13,509
International Emerging Markets Fund (a)	720,362	15,300
LargeCap Growth Fund (a)	2,326,543	26,476
LargeCap Growth Fund I (a)	6,648,723	89,691
LargeCap S&P 500 Index Fund (a)	5,746,701	85,051
LargeCap Value Fund (a)	3,988,338	50,851
LargeCap Value Fund III (a)	3,543,253	55,948
MidCap Growth Fund III (a)	2,920,579	30,432
MidCap Value Fund III (a)	1,603,780	30,728
Origin Emerging Markets Fund (a),(b)	1,575,684	13,819
Overseas Fund (a)	6,094,986	61,986
SmallCap Growth Fund I (a)	1,309,637	15,703
SmallCap Value Fund II (a)	1,296,591	16,545
		$745,920
TOTAL INVESTMENT COMPANIES		$745,920
Total Investments		$745,920
Liabilities in Excess of Other Assets, Net - (0.02)%		$(113)
TOTAL NET ASSETS - 100.00%		$745,807

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.83%
International Equity Funds	32.25%
Fixed Income Funds	8.69%
Specialty Funds	5.25%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	—	$—	1,387,675	$15,497	193,980	$2,159	1,193,695	$13,338
Core Plus Bond Fund	2,442,611	26,064	1,724,658	18,910	645,723	7,047	3,521,546	37,922
Core Plus Bond Fund I	1,435,005	15,877	—	—	1,435,005	16,193	—	—
Diversified International Fund	5,206,594	52,815	1,346,552	15,870	1,103,794	12,941	5,449,352	55,698
Diversified Real Asset Fund	836,456	9,765	1,516,003	18,211	221,688	2,668	2,130,771	25,299
Global Multi-Strategy Fund	1,365,790	14,419	337,285	3,749	289,543	3,243	1,413,532	14,972
Global Opportunities Fund	3,467,876	39,464	1,116,010	13,284	733,681	9,352	3,850,205	43,559
Global Real Estate Securities Fund	4,286,163	33,961	970,115	9,064	876,290	8,124	4,379,988	35,103
High Yield Fund I	1,293,214	12,929	385,382	3,889	278,716	2,836	1,399,880	13,982
International Emerging Markets Fund	1,146,624	26,106	237,597	5,555	663,859	16,012	720,362	15,685
LargeCap Growth Fund	2,417,882	18,829	702,653	7,765	793,992	9,277	2,326,543	17,709
LargeCap Growth Fund I	7,207,103	68,896	2,025,634	25,806	2,584,014	34,615	6,648,723	61,758
LargeCap S&P 500 Index Fund	4,228,751	40,300	2,439,544	35,949	921,594	13,438	5,746,701	63,444
LargeCap Value Fund	3,422,665	35,189	1,290,882	16,477	725,209	9,983	3,988,338	42,026
LargeCap Value Fund III	5,247,481	72,115	942,831	14,866	2,647,059	42,203	3,543,253	47,929
MidCap Growth Fund III	2,000,673	21,604	1,372,819	14,688	452,913	5,498	2,920,579	30,870
MidCap Value Fund III	1,266,827	21,396	610,318	12,059	273,365	5,607	1,603,780	28,034
Origin Emerging Markets Fund	—	—	1,630,804	16,508	55,120	506	1,575,684	15,991
Overseas Fund	5,489,206	58,162	1,786,203	19,023	1,180,423	13,157	6,094,986	64,030
Preferred Securities Fund	1,406,490	14,125	197,382	2,042	1,603,872	16,766	—	—
SmallCap Growth Fund I	1,087,627	11,147	456,089	5,528	234,079	3,155	1,309,637	13,540
SmallCap Value Fund II	1,167,398	11,860	372,917	4,846	243,724	3,364	1,296,591	13,392
		$605,023		$279,586		$238,144		$654,281

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$187			$—			$—
Core Plus Bond Fund		860			(5)			—
Core Plus Bond Fund I		—			316			—
Diversified International Fund		837			(46)			—
Diversified Real Asset Fund		145			(9)			49
Global Multi-Strategy Fund		163			47			171
Global Opportunities Fund		2,759			163			1,311
Global Real Estate Securities Fund		1,060			202			163
High Yield Fund I		724			—			66
International Emerging Markets Fund		414			36			—
LargeCap Growth Fund		40			392			2,565
LargeCap Growth Fund I		990			1,671			7,245
LargeCap S&P 500 Index Fund		997			633			—
LargeCap Value Fund		2,628			343			2,105
LargeCap Value Fund III		1,300			3,151			543
MidCap Growth Fund III		1,810			76			2,745
MidCap Value Fund III		894			186			1,032
Origin Emerging Markets Fund		—			(11)			—
Overseas Fund		1,851			2			2,140
Preferred Securities Fund		311			599			222
SmallCap Growth Fund I		95			20			2,242
SmallCap Value Fund II		314			50			1,266
		$18,379			$7,816			$23,865
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2050 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond Market Index Fund (a)	2,228,942	$24,719
Core Plus Bond Fund (a)	7,618,261	82,201
Diversified International Fund (a)	17,375,288	200,337
Diversified Real Asset Fund (a)	5,439,170	60,212
Global Multi-Strategy Fund (a)	4,103,318	45,137
Global Opportunities Fund (a)	12,283,084	146,292
Global Real Estate Securities Fund (a)	12,593,506	117,371
High Yield Fund I (a)	4,689,868	45,257
International Emerging Markets Fund (a)	2,438,665	51,797
LargeCap Growth Fund (a)	7,568,932	86,134
LargeCap Growth Fund I (a)	20,473,421	276,186
LargeCap S&P 500 Index Fund (a)	17,677,678	261,630
LargeCap Value Fund (a)	12,599,905	160,649
LargeCap Value Fund III (a)	11,965,496	188,935
MidCap Growth Fund III (a)	8,864,984	92,373
MidCap Value Fund III (a)	4,992,429	95,655
Origin Emerging Markets Fund (a),(b)	5,225,385	45,827
Overseas Fund (a)	19,413,180	197,432
SmallCap Growth Fund I (a)	4,116,633	49,358
SmallCap Value Fund II (a)	3,913,376	49,935
		$2,277,437
TOTAL INVESTMENT COMPANIES		$2,277,437
Total Investments		$2,277,437
Liabilities in Excess of Other Assets, Net - (0.01)%		$(325)
TOTAL NET ASSETS - 100.00%		$2,277,112

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.38%
International Equity Funds	33.32%
Fixed Income Funds	6.69%
Specialty Funds	4.62%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	—	$—	2,356,151	$26,311	127,209	$1,409	2,228,942	$24,902
Core Plus Bond Fund	3,337,877	36,100	4,798,834	52,650	518,450	5,655	7,618,261	83,094
Core Plus Bond Fund I	2,437,095	26,503	—	—	2,437,095	27,432	—	—
Diversified International Fund	16,279,729	194,661	2,614,938	30,756	1,519,379	17,714	17,375,288	207,681
Diversified Real Asset Fund	2,310,117	25,744	3,450,697	41,504	321,644	3,819	5,439,170	63,429
Global Multi-Strategy Fund	3,465,410	36,139	972,760	10,840	334,852	3,728	4,103,318	43,265
Global Opportunities Fund	10,772,907	121,465	2,530,516	29,948	1,020,339	12,496	12,283,084	138,942
Global Real Estate Securities Fund	13,476,113	103,994	1,812,206	16,885	2,694,813	25,451	12,593,506	96,412
High Yield Fund I	4,016,356	41,019	1,534,012	15,651	860,500	8,801	4,689,868	47,894
International Emerging Markets Fund	3,840,680	92,297	425,205	9,925	1,827,220	44,369	2,438,665	57,969
LargeCap Growth Fund	7,543,771	52,852	1,648,826	18,068	1,623,665	18,405	7,568,932	52,928
LargeCap Growth Fund I	23,044,504	203,165	4,626,839	58,304	7,197,922	94,799	20,473,421	170,989
LargeCap S&P 500 Index Fund	12,276,133	112,661	6,657,729	98,456	1,256,184	18,220	17,677,678	193,478
LargeCap Value Fund	10,259,599	102,609	3,320,976	42,353	980,670	12,895	12,599,905	132,160
LargeCap Value Fund III	16,103,317	218,804	1,751,581	27,633	5,889,402	94,265	11,965,496	160,876
MidCap Growth Fund III	6,172,227	63,385	3,352,957	35,623	660,200	7,445	8,864,984	91,574
MidCap Value Fund III	3,550,422	58,275	1,809,479	35,961	367,472	7,317	4,992,429	86,963
Origin Emerging Markets Fund	—	—	5,382,218	55,187	156,833	1,463	5,225,385	53,721
Overseas Fund	17,129,903	172,781	3,940,057	41,791	1,656,780	17,839	19,413,180	196,724
Preferred Securities Fund	4,312,486	44,284	390,573	4,037	4,703,059	49,075	—	—
SmallCap Growth Fund I	3,325,299	33,530	1,117,089	13,366	325,755	4,177	4,116,633	42,717
SmallCap Value Fund II	3,411,928	29,174	819,731	10,583	318,283	4,259	3,913,376	35,496
		$1,769,442		$675,832		$481,033		$1,981,214

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$176			$—			$—
Core Plus Bond Fund		1,760			(1)			—
Core Plus Bond Fund I		—			929			—
Diversified International Fund		2,930			(22)			—
Diversified Real Asset Fund		449			—			151
Global Multi-Strategy Fund		464			14			486
Global Opportunities Fund		9,624			25			4,573
Global Real Estate Securities Fund		3,609			984			576
High Yield Fund I		2,408			25			228
International Emerging Markets Fund		1,548			116			—
LargeCap Growth Fund		140			413			9,005
LargeCap Growth Fund I		3,552			4,319			26,010
LargeCap S&P 500 Index Fund		3,254			581			—
LargeCap Value Fund		8,855			93			7,094
LargeCap Value Fund III		4,483			8,704			1,874
MidCap Growth Fund III		6,274			11			9,513
MidCap Value Fund III		2,818			44			3,255
Origin Emerging Markets Fund		—			(3)			—
Overseas Fund		6,474			(9)			7,492
Preferred Securities Fund		937			754			765
SmallCap Growth Fund I		325			(2)			7,699
SmallCap Value Fund II		1,032			(2)			4,158
		$61,112			$16,973			$82,879
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2055 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond Market Index Fund (a)	109,851	$1,218
Core Plus Bond Fund (a)	384,068	4,144
Diversified International Fund (a)	1,743,314	20,100
Diversified Real Asset Fund (a)	454,626	5,033
Global Multi-Strategy Fund (a)	359,446	3,954
Global Opportunities Fund (a)	1,244,487	14,822
Global Real Estate Securities Fund (a)	1,310,690	12,216
High Yield Fund I (a)	427,805	4,128
International Emerging Markets Fund (a)	226,398	4,809
LargeCap Growth Fund (a)	731,071	8,320
LargeCap Growth Fund I (a)	2,032,258	27,415
LargeCap S&P 500 Index Fund (a)	1,884,055	27,884
LargeCap Value Fund (a)	1,277,016	16,282
LargeCap Value Fund III (a)	1,204,200	19,014
MidCap Growth Fund III (a)	900,786	9,386
MidCap Value Fund III (a)	505,367	9,683
Origin Emerging Markets Fund (a),(b)	528,517	4,635
Overseas Fund (a)	1,908,164	19,406
SmallCap Growth Fund I (a)	414,773	4,973
SmallCap Value Fund II (a)	392,288	5,006
		$222,428
TOTAL INVESTMENT COMPANIES		$222,428
Total Investments		$222,428
Liabilities in Excess of Other Assets, Net - (0.02)%		$(44)
TOTAL NET ASSETS - 100.00%		$222,384

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.54%
International Equity Funds	34.17%
Fixed Income Funds	4.27%
Specialty Funds	4.04%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	—	$—	120,847	$1,347	10,996	$122	109,851	$1,225
Core Plus Bond Fund	204,163	2,164	218,977	2,391	39,072	425	384,068	4,130
Core Plus Bond Fund I	162,744	1,809	—	—	162,744	1,835	—	—
Diversified International Fund	1,253,301	13,422	664,267	7,856	174,254	2,030	1,743,314	19,246
Diversified Real Asset Fund	187,609	2,226	298,952	3,572	31,935	380	454,626	5,418
Global Multi-Strategy Fund	261,618	2,773	135,078	1,502	37,250	415	359,446	3,862
Global Opportunities Fund	868,322	10,039	496,641	5,936	120,476	1,506	1,244,487	14,468
Global Real Estate Securities Fund	1,007,881	8,148	433,384	4,036	130,575	1,204	1,310,690	10,985
High Yield Fund I	305,090	3,147	165,278	1,663	42,563	430	427,805	4,380
International Emerging Markets Fund	301,296	7,167	108,588	2,528	183,486	4,468	226,398	5,231
LargeCap Growth Fund	596,624	5,248	297,961	3,321	163,514	1,889	731,071	6,692
LargeCap Growth Fund I	1,805,108	18,977	837,964	10,793	610,814	8,004	2,032,258	21,799
LargeCap S&P 500 Index Fund	1,003,813	10,405	1,028,728	15,012	148,486	2,150	1,884,055	23,294
LargeCap Value Fund	794,330	8,773	594,711	7,592	112,025	1,506	1,277,016	14,875
LargeCap Value Fund III	1,266,180	17,519	427,996	6,750	489,976	7,873	1,204,200	16,681
MidCap Growth Fund III	448,057	5,077	525,204	5,653	72,475	844	900,786	9,887
MidCap Value Fund III	294,640	5,106	254,040	5,018	43,313	872	505,367	9,257
Origin Emerging Markets Fund	—	—	544,514	5,492	15,997	144	528,517	5,347
Overseas Fund	1,356,961	14,769	741,936	7,891	190,733	2,081	1,908,164	20,576
Preferred Securities Fund	317,354	3,223	64,776	671	382,130	3,990	—	—
SmallCap Growth Fund I	269,818	3,109	182,880	2,247	37,925	500	414,773	4,856
SmallCap Value Fund II	275,315	3,041	154,331	2,017	37,358	507	392,288	4,551
		$146,142		$103,288		$43,175		$206,760

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$19			$—			$—
Core Plus Bond Fund		90			—			—
Core Plus Bond Fund I		—			26			—
Diversified International Fund		224			(2)			—
Diversified Real Asset Fund		36			—			12
Global Multi-Strategy Fund		35			2			36
Global Opportunities Fund		765			(1)			363
Global Real Estate Securities Fund		284			5			42
High Yield Fund I		200			—			17
International Emerging Markets Fund		121			4			—
LargeCap Growth Fund		11			12			699
LargeCap Growth Fund I		274			33			2,004
LargeCap S&P 500 Index Fund		262			27			—
LargeCap Value Fund		674			16			540
LargeCap Value Fund III		347			285			145
MidCap Growth Fund III		450			1			682
MidCap Value Fund III		230			5			266
Origin Emerging Markets Fund		—			(1)			—
Overseas Fund		508			(3)			585
Preferred Securities Fund		69			96			56
SmallCap Growth Fund I		26			—			615
SmallCap Value Fund II		84			—			330
		$4,709			$505			$6,392
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Principal LifeTime 2060 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond Market Index Fund (a)	54,013	$599
Core Plus Bond Fund (a)	192,934	2,082
Diversified International Fund (a)	867,290	10,000
Diversified Real Asset Fund (a)	220,581	2,442
Global Multi-Strategy Fund (a)	193,638	2,130
Global Opportunities Fund (a)	608,209	7,244
Global Real Estate Securities Fund (a)	584,010	5,443
High Yield Fund I (a)	216,190	2,086
International Emerging Markets Fund (a)	120,802	2,566
LargeCap Growth Fund (a)	362,682	4,127
LargeCap Growth Fund I (a)	935,183	12,616
LargeCap S&P 500 Index Fund (a)	925,166	13,692
LargeCap Value Fund (a)	593,159	7,563
LargeCap Value Fund III (a)	562,623	8,884
MidCap Growth Fund III (a)	445,509	4,642
MidCap Value Fund III (a)	241,883	4,634
Origin Emerging Markets Fund (a),(b)	258,644	2,268
Overseas Fund (a)	957,428	9,737
SmallCap Growth Fund I (a)	194,719	2,335
SmallCap Value Fund II (a)	183,147	2,338
		$107,428
TOTAL INVESTMENT COMPANIES		$107,428
Total Investments		$107,428
Liabilities in Excess of Other Assets, Net - (0.02)%		$(20)
TOTAL NET ASSETS - 100.00%		$107,408

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.64%
International Equity Funds	34.69%
Fixed Income Funds	4.44%
Specialty Funds	4.25%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	—	$—	59,650	$663	5,637	$63	54,013	$600
Core Plus Bond Fund	84,101	919	129,630	1,414	20,797	226	192,934	2,107
Core Plus Bond Fund I	23,582	261	—	—	23,582	268	—	—
Diversified International Fund	370,889	4,451	591,450	7,008	95,049	1,092	867,290	10,367
Diversified Real Asset Fund	55,598	703	186,156	2,219	21,173	245	220,581	2,677
Global Multi-Strategy Fund	85,425	937	129,078	1,438	20,865	231	193,638	2,144
Global Opportunities Fund	248,945	3,162	424,579	5,112	65,315	776	608,209	7,498
Global Real Estate Securities Fund	297,988	2,594	404,484	3,779	118,462	1,102	584,010	5,270
High Yield Fund I	89,908	955	149,378	1,507	23,096	230	216,190	2,232
International Emerging Markets Fund	95,392	2,342	103,352	2,420	77,942	1,888	120,802	2,879
LargeCap Growth Fund	153,355	1,713	247,226	2,785	37,899	423	362,682	4,075
LargeCap Growth Fund I	496,248	6,377	699,799	9,115	260,864	3,381	935,183	12,109
LargeCap S&P 500 Index Fund	278,981	3,748	733,873	10,725	87,688	1,251	925,166	13,221
LargeCap Value Fund	211,500	2,815	444,100	5,680	62,441	787	593,159	7,707
LargeCap Value Fund III	351,821	5,252	400,302	6,331	189,500	3,020	562,623	8,588
MidCap Growth Fund III	133,976	1,645	356,898	3,865	45,365	487	445,509	5,022
MidCap Value Fund III	82,942	1,641	184,167	3,640	25,226	488	241,883	4,792
Origin Emerging Markets Fund	—	—	277,732	2,769	19,088	168	258,644	2,601
Overseas Fund	376,172	4,455	685,854	7,356	104,598	1,089	957,428	10,718
Preferred Securities Fund	92,672	956	55,175	572	147,847	1,544	—	—
SmallCap Growth Fund I	72,981	1,009	142,460	1,782	20,722	258	194,719	2,533
SmallCap Value Fund II	73,391	1,008	129,630	1,710	19,874	259	183,147	2,459
		$46,943		$81,890		$19,276		$109,599

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$6			$—			$—
Core Plus Bond Fund		37			—			—
Core Plus Bond Fund I		—			7			—
Diversified International Fund		77			—			—
Diversified Real Asset Fund		12			—			4
Global Multi-Strategy Fund		13			—			13
Global Opportunities Fund		251			—			119
Global Real Estate Securities Fund		104			(1)			14
High Yield Fund I		85			—			6
International Emerging Markets Fund		44			5			—
LargeCap Growth Fund		3			—			205
LargeCap Growth Fund I		86			(2)			628
LargeCap S&P 500 Index Fund		83			(1)			—
LargeCap Value Fund		205			(1)			164
LargeCap Value Fund III		110			25			46
MidCap Growth Fund III		153			(1)			232
MidCap Value Fund III		74			(1)			85
Origin Emerging Markets Fund		—			—			—
Overseas Fund		163			(4)			186
Preferred Securities Fund		24			16			18
SmallCap Growth Fund I		8			—			190
SmallCap Value Fund II		25			—			103
		$1,563			$42			$2,013
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2015 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.06%
Bond Market Index Fund (a)	205,271	$2,276
Diversified International Fund (a)	58,803	678
Diversified Real Asset Fund (a)	36,012	399
Global Diversified Income Fund (a)	42,662	578
Inflation Protection Fund (a)	62,200	519
International Emerging Markets Fund (a)	4,839	103
International Small Company Fund (a),(b)	13,503	132
LargeCap S&P 500 Index Fund (a)	118,643	1,756
MidCap S&P 400 Index Fund (a)	19,783	386
Origin Emerging Markets Fund (a),(b)	11,290	99
Short-Term Income Fund (a)	47,688	580
SmallCap S&P 600 Index Fund (a)	8,122	196
		$7,702
TOTAL INVESTMENT COMPANIES		$7,702
Total Investments		$7,702
Liabilities in Excess of Other Assets, Net - (0.06)%		$(6)
TOTAL NET ASSETS - 100.00%		$7,696

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	43.86%
Domestic Equity Funds	30.37%
International Equity Funds	13.15%
Specialty Funds	12.68%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2015

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	297	$3	211,940	$2,346	6,966		$77	205,271	$2,272
Diversified International Fund	95	1	62,750	734	4,042		46	58,803	688
Diversified Real Asset Fund	33	—	36,861	415	882		9	36,012	406
Global Diversified Income Fund	—	—	43,625	596	963		14	42,662	582
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	52	—	63,638	534	1,490		12	62,200	522
International Emerging Markets Fund	8	—	4,961	107	130		3	4,839	104
International Small Company Fund	—	—	13,804	135	301		3	13,503	132
LargeCap S&P 500 Index Fund	173	3	121,547	1,800	3,077		44	118,643	1,758
MidCap S&P 400 Index Fund	25	1	20,256	399	498		10	19,783	390
Origin Emerging Markets Fund	—	—	11,557	103	267		3	11,290	100
Short-Term Income Fund	61	1	48,795	594	1,168		14	47,688	581
SmallCap S&P 600 Index Fund	14	—	8,323	202	215		4	8,122	198
		$10		$7,966			$241		$7,733

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			(1)				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		3			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		—			(1)				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
Short-Term Income Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$3			$(2)	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2020 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond Market Index Fund (a)	557,163	$6,179
Diversified International Fund (a)	216,575	2,497
Diversified Real Asset Fund (a)	94,451	1,046
Global Diversified Income Fund (a)	112,662	1,525
Global Real Estate Securities Fund (a)	63,036	587
Inflation Protection Fund (a)	112,381	938
International Emerging Markets Fund (a)	17,565	373
International Small Company Fund (a),(b)	48,257	472
LargeCap S&P 500 Index Fund (a)	433,817	6,421
MidCap S&P 400 Index Fund (a)	72,272	1,409
Origin Emerging Markets Fund (a),(b)	41,231	362
Short-Term Income Fund (a)	77,406	942
SmallCap S&P 600 Index Fund (a)	29,130	701
		$23,452
TOTAL INVESTMENT COMPANIES		$23,452
Total Investments		$23,452
Liabilities in Excess of Other Assets, Net - (0.02)%		$(4)
TOTAL NET ASSETS - 100.00%		$23,448

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		36.38%
Fixed Income Funds		34.37%
International Equity Funds		18.30%
Specialty Funds		10.97%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2015

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	237	$3	588,060	$6,514	31,134		$346	557,163	$6,172
Diversified International Fund	113	1	231,778	2,701	15,316		178	216,575	2,521
Diversified Real Asset Fund	29	—	98,653	1,106	4,231		47	94,451	1,058
Global Diversified Income Fund	—	—	117,622	1,602	4,960		67	112,662	1,534
Global Real Estate Securities Fund	29	—	65,908	615	2,901		27	63,036	588
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	40	—	117,361	983	5,020		42	112,381	941
International Emerging Markets Fund	12	—	18,362	393	809		17	17,565	376
International Small Company Fund	—	—	49,662	485	1,405		13	48,257	471
LargeCap S&P 500 Index Fund	205	3	453,789	6,723	20,177		290	433,817	6,429
MidCap S&P 400 Index Fund	30	1	75,520	1,487	3,278		64	72,272	1,423
Origin Emerging Markets Fund	—	—	43,073	381	1,842		17	41,231	364
Short-Term Income Fund	33	—	80,840	984	3,467		42	77,406	942
SmallCap S&P 600 Index Fund	16	1	30,449	738	1,335		31	29,130	705
		$10		$24,713			$1,183		$23,524

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$1	$			—
Diversified International Fund		—			(3)				—
Diversified Real Asset Fund		—			(1)				—
Global Diversified Income Fund		5			(1)				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			(1)				—
LargeCap S&P 500 Index Fund		—			(7)				—
MidCap S&P 400 Index Fund		—			(1)				—
Origin Emerging Markets Fund		—			—				—
Short-Term Income Fund		1			—				—
SmallCap S&P 600 Index Fund		—			(3)				—
		$6			$(16)	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2025 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.18%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.18%
Bond Market Index Fund (a)	58,637	$650
Diversified International Fund (a)	30,171	348
Diversified Real Asset Fund (a)	10,455	116
Global Diversified Income Fund (a)	11,069	150
Global Real Estate Securities Fund (a)	8,860	83
Inflation Protection Fund (a)	10,082	84
International Emerging Markets Fund (a)	2,255	48
International Small Company Fund (a),(b)	5,572	54
LargeCap S&P 500 Index Fund (a)	58,149	861
MidCap S&P 400 Index Fund (a)	9,609	187
Origin Emerging Markets Fund (a),(b)	5,468	48
SmallCap S&P 600 Index Fund (a)	3,863	93
		$2,722
TOTAL INVESTMENT COMPANIES		$2,722
Total Investments		$2,722
Liabilities in Excess of Other Assets, Net - (0.18)%		$(5)
TOTAL NET ASSETS - 100.00%		$2,717

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.00%
Fixed Income Funds	27.03%
International Equity Funds	21.37%
Specialty Funds	9.78%
Liabilities in Excess of Other Assets, Net	(0.18)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2015

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	207	$2	72,801	$804	14,371		$159	58,637	$647
Diversified International Fund	127	2	39,325	468	9,281		112	30,171	358
Diversified Real Asset Fund	22	—	12,585	145	2,152		24	10,455	121
Global Diversified Income Fund	—	—	13,277	183	2,208		30	11,069	153
Global Real Estate Securities Fund	45	—	10,692	99	1,877		16	8,860	83
High Yield Fund I	53	1	90	1	143		2	—	—
Inflation Protection Fund	35	—	12,146	103	2,099		18	10,082	85
International Emerging Markets Fund	14	—	2,718	60	477		11	2,255	49
International Small Company Fund	—	—	5,689	56	117		2	5,572	54
LargeCap S&P 500 Index Fund	232	3	70,008	1,037	12,091		179	58,149	862
MidCap S&P 400 Index Fund	34	1	11,557	231	1,982		39	9,609	193
Origin Emerging Markets Fund	—	—	6,550	59	1,082		10	5,468	49
SmallCap S&P 600 Index Fund	19	1	4,659	114	815		19	3,863	96
		$10		$3,360			$621		$2,750

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		2			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		—			1				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$2			$1	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2030 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond Market Index Fund (a)	452,654	$5,020
Diversified International Fund (a)	289,623	3,339
Diversified Real Asset Fund (a)	94,753	1,049
Global Diversified Income Fund (a)	74,253	1,005
Global Real Estate Securities Fund (a)	94,649	882
Inflation Protection Fund (a)	69,196	578
International Emerging Markets Fund (a)	23,535	500
International Small Company Fund (a),(b)	66,091	647
LargeCap S&P 500 Index Fund (a)	589,240	8,721
MidCap S&P 400 Index Fund (a)	98,933	1,929
Origin Emerging Markets Fund (a),(b)	55,583	487
SmallCap S&P 600 Index Fund (a)	40,149	966
		$25,123
TOTAL INVESTMENT COMPANIES		$25,123
Total Investments		$25,123
Liabilities in Excess of Other Assets, Net - (0.02)%		$(4)
TOTAL NET ASSETS - 100.00%		$25,119

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.24%
International Equity Funds	23.31%
Fixed Income Funds	22.29%
Specialty Funds	8.18%
Liabilities in Excess of Other Assets, Net	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2015

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	158	$2	465,938	$5,162	13,442		$148	452,654	$5,016
Diversified International Fund	138	2	305,607	3,551	16,122		191	289,623	3,361
Diversified Real Asset Fund	20	—	97,065	1,084	2,332		27	94,753	1,057
Global Diversified Income Fund	—	—	76,080	1,035	1,827		26	74,253	1,009
Global Real Estate Securities Fund	53	—	97,066	904	2,470		22	94,649	882
High Yield Fund I	48	—	82	1	130		1	—	—
Inflation Protection Fund	29	—	70,930	594	1,763		15	69,196	579
International Emerging Markets Fund	16	—	24,127	517	608		14	23,535	503
International Small Company Fund	—	—	66,252	650	161		1	66,091	649
LargeCap S&P 500 Index Fund	255	4	604,184	8,944	15,199		224	589,240	8,724
MidCap S&P 400 Index Fund	36	1	101,377	1,988	2,480		50	98,933	1,939
Origin Emerging Markets Fund	—	—	56,943	503	1,360		12	55,583	491
SmallCap S&P 600 Index Fund	20	1	41,159	994	1,030		25	40,149	970
		$10		$25,927			$756		$25,180

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			(1)				—
Diversified Real Asset Fund		—			—				—
Global Diversified Income Fund		2			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$2			$(1)	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2035 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.15%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.15%
Bond Market Index Fund (a)	47,721	$529
Diversified International Fund (a)	42,027	484
Diversified Real Asset Fund (a)	11,297	125
Global Real Estate Securities Fund (a)	14,083	131
High Yield Fund I (a)	6,706	65
Inflation Protection Fund (a)	5,798	48
International Emerging Markets Fund (a)	3,184	68
International Small Company Fund (a),(b)	8,436	83
LargeCap S&P 500 Index Fund (a)	83,161	1,231
MidCap S&P 400 Index Fund (a)	13,634	266
Origin Emerging Markets Fund (a),(b)	7,715	68
SmallCap S&P 600 Index Fund (a)	5,528	133
		$3,231
TOTAL INVESTMENT COMPANIES		$3,231
Total Investments		$3,231
Liabilities in Excess of Other Assets, Net - (0.15)%		$(5)
TOTAL NET ASSETS - 100.00%		$3,226

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.51%
International Equity Funds	25.85%
Fixed Income Funds	19.91%
Specialty Funds	3.88%
Liabilities in Excess of Other Assets, Net	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2015

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	119	$1	50,592	$558	2,990		$33	47,721	$526
Diversified International Fund	152	2	47,700	566	5,825		69	42,027	499
Diversified Real Asset Fund	17	—	11,539	133	259		3	11,297	130
Global Real Estate Securities Fund	59	1	14,413	134	389		4	14,083	131
High Yield Fund I	46	—	6,897	68	237		2	6,706	66
Inflation Protection Fund	17	—	5,926	50	145		1	5,798	49
International Emerging Markets Fund	17	—	3,270	72	103		2	3,184	70
International Small Company Fund	—	—	8,500	84	64		1	8,436	83
LargeCap S&P 500 Index Fund	274	4	85,024	1,257	2,137		31	83,161	1,230
MidCap S&P 400 Index Fund	39	1	13,934	278	339		7	13,634	272
Origin Emerging Markets Fund	—	—	7,877	72	162		2	7,715	70
SmallCap S&P 600 Index Fund	22	1	5,659	139	153		3	5,528	137
		$10		$3,411			$158		$3,263

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		1			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$1			$—	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2040 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.03%
Bond Market Index Fund (a)	150,136	$1,665
Diversified International Fund (a)	181,395	2,091
Diversified Real Asset Fund (a)	42,498	470
Global Real Estate Securities Fund (a)	65,408	610
High Yield Fund I (a)	28,033	270
Inflation Protection Fund (a)	16,196	135
International Emerging Markets Fund (a)	14,576	310
International Small Company Fund (a),(b)	40,326	395
LargeCap S&P 500 Index Fund (a)	368,025	5,447
MidCap S&P 400 Index Fund (a)	61,759	1,204
Origin Emerging Markets Fund (a),(b)	35,319	310
SmallCap S&P 600 Index Fund (a)	24,940	600
		$13,507
TOTAL INVESTMENT COMPANIES		$13,507
Total Investments		$13,507
Liabilities in Excess of Other Assets, Net - (0.03)%		$(4)
TOTAL NET ASSETS - 100.00%		$13,503

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.70%
International Equity Funds	27.51%
Fixed Income Funds	15.33%
Specialty Funds	3.49%
Liabilities in Excess of Other Assets, Net	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2015

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales		Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Fund	93	$1	155,966	$1,728	5,923		$65	150,136	$1,664
Diversified International Fund	166	2	192,729	2,239	11,500		131	181,395	2,106
Diversified Real Asset Fund	15	—	43,863	490	1,380		16	42,498	474
Global Real Estate Securities Fund	61	1	67,576	630	2,229		21	65,408	610
High Yield Fund I	38	—	28,978	281	983		9	28,033	272
Inflation Protection Fund	—	—	16,715	140	519		4	16,196	136
International Emerging Markets Fund	18	—	15,076	322	518		11	14,576	311
International Small Company Fund	—	—	41,521	406	1,195		12	40,326	394
LargeCap S&P 500 Index Fund	292	4	380,424	5,634	12,691		183	368,025	5,451
MidCap S&P 400 Index Fund	42	1	63,787	1,253	2,070		41	61,759	1,213
Origin Emerging Markets Fund	—	—	36,486	322	1,167		11	35,319	311
SmallCap S&P 600 Index Fund	23	1	25,773	623	856		21	24,940	603
		$10		$14,068			$525		$13,545

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			(4)				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		—			(4)				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$(8)	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2045 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.21%	Shares Held )	Value (000's

Principal Funds, Inc. Institutional Class - 100.21%
Bond Market Index Fund (a)	16,126	$179
Diversified International Fund (a)	27,271	314
Diversified Real Asset Fund (a)	5,859	65
Global Real Estate Securities Fund (a)	10,380	97
High Yield Fund I (a)	3,983	38
International Emerging Markets Fund (a)	2,119	45
International Small Company Fund (a),(b)	4,870	48
LargeCap S&P 500 Index Fund (a)	54,998	814
MidCap S&P 400 Index Fund (a)	9,040	176
Origin Emerging Markets Fund (a),(b)	5,141	45
SmallCap S&P 600 Index Fund (a)	3,657	88
		$1,909
TOTAL INVESTMENT COMPANIES		$1,909
Total Investments		$1,909
Liabilities in Excess of Other Assets, Net - (0.21)%		$(4)
TOTAL NET ASSETS - 100.00%		$1,905

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56.60%
International Equity Funds		28.80%
Fixed Income Funds		11.41%
Specialty Funds		3.40%
Liabilities in Excess of Other Assets, Net		(0.21)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2015

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	68	$1	16,420	$181	362		$4	16,126	$178
Diversified International Fund	177	2	31,783	377	4,689		53	27,271	325
Diversified Real Asset Fund	13	—	5,962	69	116		1	5,859	68
Global Real Estate Securities Fund	62	1	10,592	99	274		3	10,380	97
High Yield Fund I	29	—	4,073	40	119		1	3,983	39
International Emerging Markets Fund	19	—	2,178	48	78		2	2,119	46
International Small Company Fund	—	—	4,963	48	93		1	4,870	47
LargeCap S&P 500 Index Fund	303	4	56,090	831	1,395		20	54,998	815
MidCap S&P 400 Index Fund	44	1	9,216	185	220		4	9,040	182
Origin Emerging Markets Fund	—	—	5,223	47	82		1	5,141	46
SmallCap S&P 600 Index Fund	24	1	3,738	92	105		3	3,657	90
		$10		$2,017			$93		$1,933

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			(1)				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		—			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$(1)	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2050 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.07%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Bond Market Index Fund (a)	44,407	$493
Diversified International Fund (a)	109,978	1,268
Diversified Real Asset Fund (a)	20,361	225
Global Real Estate Securities Fund (a)	40,634	379
High Yield Fund I (a)	15,665	151
International Emerging Markets Fund (a)	8,855	188
International Small Company Fund (a),(b)	24,607	241
LargeCap S&P 500 Index Fund (a)	224,278	3,319
MidCap S&P 400 Index Fund (a)	37,647	734
Origin Emerging Markets Fund (a),(b)	21,455	188
SmallCap S&P 600 Index Fund (a)	15,205	366
		$7,552
TOTAL INVESTMENT COMPANIES		$7,552
Total Investments		$7,552
Liabilities in Excess of Other Assets, Net - (0.07)%		$(5)
TOTAL NET ASSETS - 100.00%		$7,547

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		58.56%
International Equity Funds		29.99%
Fixed Income Funds		8.53%
Specialty Funds		2.99%
Liabilities in Excess of Other Assets, Net		(0.07)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2015

	October 31,	October 31,						October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales		2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds		Shares	Cost
Bond Market Index Fund	46	$1	44,591	$494	230		$3	44,407	$492
Diversified International Fund	185	2	113,537	1,318	3,744		43	109,978	1,276
Diversified Real Asset Fund	13	—	20,442	228	94		1	20,361	227
Global Real Estate Securities Fund	63	1	40,825	380	254		2	40,634	379
High Yield Fund I	24	—	15,739	152	98		—	15,665	152
International Emerging Markets Fund	20	—	8,909	190	74		1	8,855	189
International Small Company Fund	—	—	24,697	242	90		1	24,607	241
LargeCap S&P 500 Index Fund	313	4	225,292	3,334	1,327		19	224,278	3,319
MidCap S&P 400 Index Fund	45	1	37,810	741	208		4	37,647	738
Origin Emerging Markets Fund	—	—	21,533	190	78		1	21,455	189
SmallCap S&P 600 Index Fund	25	1	15,282	369	102		2	15,205	368
		$10		$7,638			$77		$7,570

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Fund		$—			$—	$			—
Diversified International Fund		—			(1)				—
Diversified Real Asset Fund		—			—				—
Global Real Estate Securities Fund		—			—				—
High Yield Fund I		1			—				—
International Emerging Markets Fund		—			—				—
International Small Company Fund		—			—				—
LargeCap S&P 500 Index Fund		—			—				—
MidCap S&P 400 Index Fund		—			—				—
Origin Emerging Markets Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$1			$(1)	$			—
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2055 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.00%	Shares Held	Value

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	1,496	$16,589
Diversified International Fund (a)	5,267	60,732
Diversified Real Asset Fund (a)	793	8,783
Global Real Estate Securities Fund (a)	1,974	18,400
High Yield Fund I (a)	755	7,287
International Emerging Markets Fund (a)	435	9,230
International Small Company Fund (a),(b)	1,148	11,242
LargeCap S&P 500 Index Fund (a)	11,203	165,804
MidCap S&P 400 Index Fund (a)	1,922	37,478
Origin Emerging Markets Fund (a),(b)	1,033	9,063
SmallCap S&P 600 Index Fund (a)	748	17,986
		$362,594
TOTAL INVESTMENT COMPANIES		$362,594
Total Investments		$362,594
Liabilities in Excess of Other Assets, Net - 0.00%		$(49)
TOTAL NET ASSETS - 100.00%		$362,545

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		61.06%
International Equity Funds		29.94%
Fixed Income Funds		6.58%
Specialty Funds		2.42%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	38	$425	1,608	$17,768	150	$1,665	1,496	$16,525
Diversified International Fund	188	2,240	6,617	78,225	1,538	17,365	5,267	62,595
Diversified Real Asset Fund	12	150	852	9,831	71	784	793	9,176
Global Real Estate Securities Fund	64	550	2,141	19,856	231	2,104	1,974	18,339
High Yield Fund I	22	225	816	8,030	83	806	755	7,435
International Emerging Markets Fund	20	500	486	10,664	71	1,604	435	9,542
International Small Company Fund	—	—	1,227	11,856	79	734	1,148	11,122
LargeCap S&P 500 Index Fund	316	4,430	12,104	178,090	1,217	16,976	11,203	165,498
MidCap S&P 400 Index Fund	46	890	2,073	41,382	197	3,719	1,922	38,540
Origin Emerging Markets Fund	—	—	1,101	9,913	68	550	1,033	9,368
SmallCap S&P 600 Index Fund	25	590	817	19,981	94	2,190	748	18,369
		$10,000		$405,596		$48,497		$366,509

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$24			$(3)			$—
Diversified International Fund		91			(505)			—
Diversified Real Asset Fund		6			(21)			2
Global Real Estate Securities Fund		57			37			7
High Yield Fund I		101			(14)			3
International Emerging Markets Fund		22			(18)			—
International Small Company Fund		—			—			—
LargeCap S&P 500 Index Fund		221			(46)			—
MidCap S&P 400 Index Fund		36			(13)			100
Origin Emerging Markets Fund		—			5			—
SmallCap S&P 600 Index Fund		29			(12)			94
		$587			$(590)			$206

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

		Schedule of Investments
	Principal LifeTime Hybrid 2060 Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.00%	Shares Held	Value

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	566	$6,276
Diversified International Fund (a)	2,038	23,503
Diversified Real Asset Fund (a)	313	3,460
Global Real Estate Securities Fund (a)	752	7,005
High Yield Fund I (a)	289	2,786
International Emerging Markets Fund (a)	170	3,604
International Small Company Fund (a),(b)	474	4,638
LargeCap S&P 500 Index Fund (a)	4,291	63,514
MidCap S&P 400 Index Fund (a)	752	14,658
Origin Emerging Markets Fund (a),(b)	403	3,535
SmallCap S&P 600 Index Fund (a)	291	6,986
		$139,965
TOTAL INVESTMENT COMPANIES		$139,965
Total Investments		$139,965
Liabilities in Excess of Other Assets, Net - 0.00%		$(6)
TOTAL NET ASSETS - 100.00%		$139,959

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		60.86%
International Equity Funds		30.20%
Fixed Income Funds		6.47%
Specialty Funds		2.47%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	38	$425	591	$6,561	63	$705	566	$6,279
Diversified International Fund	188	2,240	2,215	25,549	365	4,188	2,038	23,460
Diversified Real Asset Fund	12	150	322	3,605	21	250	313	3,494
Global Real Estate Securities Fund	64	550	797	7,383	109	1,038	752	6,926
High Yield Fund I	22	225	305	2,968	38	378	289	2,805
International Emerging Markets Fund	20	500	193	4,189	43	1,049	170	3,618
International Small Company Fund	—	—	474	4,627	—	—	474	4,627
LargeCap S&P 500 Index Fund	316	4,430	4,483	65,651	508	7,344	4,291	62,747
MidCap S&P 400 Index Fund	46	890	782	15,233	76	1,479	752	14,639
Origin Emerging Markets Fund	—	—	404	3,562	1	6	403	3,556
SmallCap S&P 600 Index Fund	25	590	312	7,529	46	1,124	291	6,985
		$10,000		$146,857		$17,561		$139,136

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$24			$(2)			$—
Diversified International Fund		91			(141)			—
Diversified Real Asset Fund		6			(11)			2
Global Real Estate Securities Fund		35			31			7
High Yield Fund I		20			(10)			3
International Emerging Markets Fund		22			(22)			—
International Small Company Fund		—			—			—
LargeCap S&P 500 Index Fund		221			10			—
MidCap S&P 400 Index Fund		36			(5)			100
Origin Emerging Markets Fund		—			—			—
SmallCap S&P 600 Index Fund		29			(10)			94
		$484			$(160)			$206

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2015

INVESTMENT COMPANIES - 100.00%	Shares Held	Value

Principal Funds, Inc. Institutional Class - 100.00%
Bond Market Index Fund (a)	97,630	$1,082,711
Diversified International Fund (a)	10,002	115,328
Diversified Real Asset Fund (a)	7,570	83,795
Global Diversified Income Fund (a)	19,738	267,253
Inflation Protection Fund (a)	40,402	337,360
International Emerging Markets Fund (a)	792	16,820
International Small Company Fund (a),(b)	2,236	21,887
LargeCap S&P 500 Index Fund (a)	20,059	296,879
MidCap S&P 400 Index Fund (a)	3,375	65,810
Origin Emerging Markets Fund (a),(b)	1,917	16,813
Short-Term Income Fund (a)	39,354	478,938
SmallCap S&P 600 Index Fund (a)	1,283	30,849
		$2,814,443
TOTAL INVESTMENT COMPANIES		$2,814,443
Total Investments		$2,814,443
Liabilities in Excess of Other Assets, Net - 0.00%		$(66)
TOTAL NET ASSETS - 100.00%		$2,814,377

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	67.46%
Domestic Equity Funds	13.98%
Specialty Funds	12.48%
International Equity Funds	6.08%
Liabilities in Excess of Other Assets, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	411	$4,545	110,589	$1,224,875	13,370	$147,941	97,630	$1,082,004
Diversified International Fund	41	485	11,496	133,739	1,535	18,346	10,002	115,951
Diversified Real Asset Fund	39	490	8,537	95,690	1,006	11,666	7,570	84,427
Global Diversified Income Fund	—	—	22,182	301,949	2,444	33,869	19,738	268,134
High Yield Fund I	53	550	90	933	143	1,452	—	—
Inflation Protection Fund	81	700	45,510	381,091	5,189	43,925	40,402	337,946
International Emerging Markets Fund	3	70	891	19,087	102	2,263	792	16,878
International Small Company Fund	—	—	2,242	21,833	6	58	2,236	21,776
LargeCap S&P 500 Index Fund	77	1,085	22,644	335,369	2,662	39,486	20,059	297,046
MidCap S&P 400 Index Fund	11	220	3,798	74,689	434	8,747	3,375	66,239
Origin Emerging Markets Fund	—	—	2,153	19,031	236	2,138	1,917	16,867
Short-Term Income Fund	139	1,700	44,408	540,667	5,193	63,385	39,354	479,027
SmallCap S&P 600 Index Fund	6	145	1,448	35,044	171	4,213	1,283	30,996
		$9,990		$3,183,997		$377,489		$2,817,291

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Fund		$257			$525			$—
Diversified International Fund		20			73			—
Diversified Real Asset Fund		20			(87)			7
Global Diversified Income Fund		607			54			—
High Yield Fund I		25			(31)			8
Inflation Protection Fund		25			80			—
International Emerging Markets Fund		3			(16)			—
International Small Company Fund		—			1			—
LargeCap S&P 500 Index Fund		54			78			—
MidCap S&P 400 Index Fund		9			77			25
Origin Emerging Markets Fund		—			(26)			—
Short-Term Income Fund		370			45			1
SmallCap S&P 600 Index Fund		7			20			23
		$1,397			$793			$64

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		October 31, 2015

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.01%
Blue Chip Fund (a)	707,807	$11,444
Bond Market Index Fund (a)	6,094,487	67,588
Core Plus Bond Fund (a)	17,567,841	189,557
Diversified International Fund (a)	1,293,787	14,917
Diversified Real Asset Fund (a)	1,828,644	20,243
Equity Income Fund (a)	1,051,542	27,161
Global Diversified Income Fund (a)	5,024,571	68,033
Global Multi-Strategy Fund (a)	2,649,468	29,144
Global Opportunities Fund (a)	566,428	6,746
Inflation Protection Fund (a)	9,964,504	83,203
International Emerging Markets Fund (a)	177,231	3,764
LargeCap Growth Fund I (a)	989,595	13,350
LargeCap S&P 500 Index Fund (a)	1,144,458	16,938
MidCap Fund (a)	728,911	16,481
Origin Emerging Markets Fund (a),(b)	319,226	2,800
Overseas Fund (a)	1,493,099	15,185
Short-Term Income Fund (a)	10,093,644	122,840
SmallCap Growth Fund I (a)	436,335	5,232
SmallCap Value Fund II (a)	427,404	5,455
		$720,081
TOTAL INVESTMENT COMPANIES		$720,081
Total Investments		$720,081
Liabilities in Excess of Other Assets, Net - (0.01)%		$(108)
TOTAL NET ASSETS - 100.00%		$719,973

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64.33%
Specialty Funds		16.31%
Domestic Equity Funds		13.34%
International Equity Funds		6.03%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	782,071	$12,343	74,264	$1,185	707,807	$11,163
Bond Market Index Fund	—	—	7,190,057	80,120	1,095,570	12,146	6,094,487	67,951
Core Plus Bond Fund	17,850,327	194,204	5,079,911	55,561	5,362,397	58,639	17,567,841	191,117
Core Plus Bond Fund I	9,737,553	103,421	—	—	9,737,553	109,611	—	—
Diversified International Fund	1,438,189	17,695	116,104	1,352	260,506	3,045	1,293,787	16,118
Diversified Real Asset Fund	2,950,247	31,008	237,254	2,870	1,358,857	16,485	1,828,644	18,939
Equity Income Fund	1,947,921	36,952	122,455	3,235	1,018,834	27,646	1,051,542	19,830
Global Diversified Income Fund	3,369,813	35,863	2,544,587	35,707	889,829	12,431	5,024,571	59,147
Global Multi-Strategy Fund	1,984,381	20,357	1,096,295	12,239	431,208	4,796	2,649,468	27,817
Global Opportunities Fund	573,874	6,204	106,128	1,255	113,574	1,377	566,428	6,126
High Yield Fund I	2,744,771	27,191	169,298	1,722	2,914,069	29,854	—	—
Inflation Protection Fund	6,088,608	52,822	5,405,815	46,175	1,529,919	13,003	9,964,504	86,021
International Emerging Markets Fund	198,226	4,756	18,181	425	39,176	907	177,231	4,273
LargeCap Growth Fund I	1,877,365	14,800	293,776	3,661	1,181,546	15,365	989,595	7,293
LargeCap S&P 500 Index Fund	1,281,816	12,455	105,734	1,536	243,092	3,529	1,144,458	10,962
MidCap Fund	940,277	13,859	97,716	2,149	309,082	7,131	728,911	10,674
Origin Emerging Markets Fund	—	—	359,191	3,608	39,965	372	319,226	3,217
Overseas Fund	1,560,063	14,503	223,516	2,370	290,480	3,104	1,493,099	13,814
Short-Term Income Fund	10,891,347	131,273	1,128,676	13,789	1,926,379	23,519	10,093,644	121,537
SmallCap Growth Fund I	394,270	3,388	102,438	1,208	60,373	768	436,335	3,827
SmallCap Value Fund II	416,409	3,362	69,579	891	58,584	778	427,404	3,481
		$724,113		$282,216		$345,691		$683,307

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—			$5			$—
Bond Market Index Fund		1,555			(23)			—
Core Plus Bond Fund		5,401			(9)			—
Core Plus Bond Fund I		—			6,190			—
Diversified International Fund		256			116			—
Diversified Real Asset Fund		566			1,546			192
Equity Income Fund		781			7,289			—
Global Diversified Income Fund		3,338			8			834
Global Multi-Strategy Fund		263			17			277
Global Opportunities Fund		511			44			243
High Yield Fund I		432			941			156
Inflation Protection Fund		687			27			—
International Emerging Markets Fund		79			(1)			—
LargeCap Growth Fund I		288			4,197			2,114
LargeCap S&P 500 Index Fund		338			500			—
MidCap Fund		91			1,797			971
Origin Emerging Markets Fund		—			(19)			—
Overseas Fund		583			45			680
Short-Term Income Fund		2,055			(6)			32
SmallCap Growth Fund I		38			(1)			909
SmallCap Value Fund II		125			6			506
		$17,387			$22,669			$6,914
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		Real Estate Securities Fund
		October 31, 2015

COMMON STOCKS - 97.43%	Shares Held	Value (000	's)

REITS - 97.43%
Alexandria Real Estate Equities Inc	482,695	$43,317
American Tower Corp	378,985	38,744
Apartment Investment & Management Co	1,957,103	76,699
AvalonBay Communities Inc	536,462	93,790
Boston Properties Inc	784,509	98,730
Care Capital Properties Inc	408,843	13,471
CubeSmart	1,904,197	52,975
DDR Corp	2,362,958	39,698
Duke Realty Corp	1,916,646	39,675
Education Realty Trust Inc	623,310	22,383
EPR Properties	679,149	38,582
Equinix Inc	251,282	74,550
Equity One Inc	1,643,589	43,687
Equity Residential	1,711,680	132,347
Essex Property Trust Inc	548,743	120,965
Extra Space Storage Inc	220,791	17,495
Federal Realty Investment Trust	331,328	47,542
First Industrial Realty Trust Inc	2,445,211	53,012
General Growth Properties Inc	3,374,767	97,699
GEO Group Inc/The	127,798	4,124
Host Hotels & Resorts Inc	3,452,116	59,825
Hudson Pacific Properties Inc	697,223	19,920
Kilroy Realty Corp	793,478	52,243
Macerich Co/The	163,645	13,867
Pebblebrook Hotel Trust	1,419,034	48,503
Prologis Inc	2,368,917	101,224
Public Storage	714,403	163,927
Saul Centers Inc	369,833	20,736
Simon Property Group Inc	1,476,799	297,516
SL Green Realty Corp	838,269	99,435
STORE Capital Corp	716,218	16,237
Sun Communities Inc	522,553	35,021
Sunstone Hotel Investors Inc	2,691,073	38,913
Ventas Inc	1,674,884	89,975
VEREIT Inc	1,671,920	13,810
Vornado Realty Trust	308,572	31,027
Welltower Inc	887,418	57,567
		$2,309,231
TOTAL COMMON STOCKS		$2,309,231
INVESTMENT COMPANIES - 2.52%	Shares Held	Value (000	's)

Publicly Traded Investment Fund - 2.52%
BlackRock Liquidity Funds FedFund Portfolio	59,841,593	59,842

TOTAL INVESTMENT COMPANIES		$59,842
Total Investments		$2,369,073
Other Assets in Excess of Liabilities, Net - 0.05%		$1,213
TOTAL NET ASSETS - 100.00%		$2,370,286

Portfolio Summary (unaudited)

Sector	Percent
Financial	97.43%
Exchange Traded Funds	2.52%
Other Assets in Excess of Liabilities, Net	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes

		Schedule of Investments
		SAM Balanced Portfolio
		October 31, 2015

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Blue Chip Fund (a)	14,009,512	$226,534
Diversified International Fund (a)	36,812,849	424,452
EDGE MidCap Fund (a),(b)	6,304,643	66,766
Equity Income Fund (a)	20,151,026	520,501
Global Diversified Income Fund (a)	7,163,129	96,989
Global Multi-Strategy Fund (a)	33,503,805	368,542
Global Real Estate Securities Fund (a)	10,803,107	100,685
Government & High Quality Bond Fund (a)	33,048,958	361,555
High Yield Fund (a)	16,952,486	120,702
Income Fund (a)	72,978,319	694,024
Inflation Protection Fund (a)	10,237,466	85,483
International Emerging Markets Fund (a)	4,083,751	86,739
LargeCap Growth Fund (a)	39,587,854	450,510
LargeCap Value Fund (a)	22,475,681	286,565
MidCap Fund (a)	13,257,768	299,758
MidCap Value Fund I (a)	6,350,977	90,565
Preferred Securities Fund (a)	2,010,544	20,588
Principal Capital Appreciation Fund (a)	2,776,322	167,162
Short-Term Income Fund (a)	17,735,949	215,846
SmallCap Growth Fund I (a)	346,424	4,153
SmallCap Value Fund II (a)	2,628,505	33,540
Small-MidCap Dividend Income Fund (a)	10,912,791	145,577
		$4,867,236
TOTAL INVESTMENT COMPANIES		$4,867,236
Total Investments		$4,867,236
Liabilities in Excess of Other Assets, Net - (0.08)%		$(3,884)
TOTAL NET ASSETS - 100.00%		$4,863,352

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.11%
Fixed Income Funds	30.81%
International Equity Funds	12.58%
Specialty Funds	9.58%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	8,330,072	$107,294	6,457,022	$100,986	777,582	$12,393	14,009,512	$195,994
Core Plus Bond Fund	5,091,556	55,856	26,976	296	5,118,532	55,947	—	—
Diversified International Fund	36,041,816	344,487	14,449,023	174,951	13,677,990	155,474	36,812,849	371,867
EDGE MidCap Fund	—	—	6,304,643	63,066	—	—	6,304,643	63,066
Equity Income Fund	23,640,900	361,003	780,369	20,320	4,270,243	111,785	20,151,026	300,512
Global Diversified Income Fund	4,920,716	65,850	2,588,902	36,452	346,489	4,819	7,163,129	97,283
Global Multi-Strategy Fund	20,232,264	212,386	14,027,523	155,090	755,982	8,367	33,503,805	358,983
Global Real Estate Securities Fund	5,413,459	43,642	6,532,913	62,007	1,143,265	10,505	10,803,107	94,563
Government & High Quality Bond	38,109,998	403,637	1,777,484	19,625	6,838,524	75,575	33,048,958	348,336
Fund
High Yield Fund	11,465,281	81,284	6,440,283	47,592	953,078	7,020	16,952,486	121,471
Income Fund	68,042,574	629,808	8,061,262	78,322	3,125,517	30,084	72,978,319	677,247
Inflation Protection Fund	—	—	10,361,529	88,652	124,063	1,044	10,237,466	87,583
International Emerging Markets Fund	4,155,230	92,150	1,893,422	44,453	1,964,901	45,978	4,083,751	87,721
LargeCap Growth Fund	32,451,586	212,413	9,323,069	105,132	2,186,801	24,949	39,587,854	291,474
LargeCap Growth Fund II	10,045,403	59,410	—	—	10,045,403	110,426	—	—
LargeCap Value Fund	37,824,306	446,386	5,132,166	65,005	20,480,791	263,725	22,475,681	245,132
MidCap Fund	5,950,853	51,854	7,877,913	175,488	570,998	13,196	13,257,768	214,378
MidCap Value Fund I	—	—	6,624,626	97,904	273,649	4,074	6,350,977	93,353
Preferred Securities Fund	5,629,925	40,804	179,558	1,851	3,798,939	39,600	2,010,544	12,806
Principal Capital Appreciation Fund	5,541,885	175,631	251,805	14,554	3,017,368	177,910	2,776,322	76,624
Short-Term Income Fund	13,665,438	163,324	5,027,866	61,426	957,355	11,679	17,735,949	212,984
SmallCap Growth Fund I	7,470,283	75,659	60,786	703	7,184,645	98,858	346,424	3,508
SmallCap Value Fund II	9,203,656	102,349	291,505	3,675	6,866,656	94,775	2,628,505	26,299
Small-MidCap Dividend Income Fund	7,403,427	74,584	3,864,200	53,080	354,836	4,936	10,912,791	122,666
		$3,799,811		$1,470,630		$1,363,119		$4,103,850

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$5,346			$107			$1,342
Core Plus Bond Fund		191			(205)			—
Diversified International Fund		6,069			7,903			—
EDGE MidCap Fund		—			—			—
Equity Income Fund		12,798			30,974			—
Global Diversified Income Fund		5,134			(200)			1,729
Global Multi-Strategy Fund		3,275			(126)			3,417
Global Real Estate Securities Fund		2,389			(581)			309
Government & High Quality Bond Fund		11,115			649			—
High Yield Fund		7,562			(385)			814
Income Fund		23,568			(799)			—
Inflation Protection Fund		790			(25)			—
International Emerging Markets Fund		1,525			(2,904)			—
LargeCap Growth Fund		702			(1,122)			45,168
LargeCap Growth Fund II		—			51,016			—
LargeCap Value Fund		32,002			(2,534)			25,663
MidCap Fund		1,286			232			13,650
MidCap Value Fund I		427			(477)			692
Preferred Securities Fund		1,233			9,751			338
Principal Capital Appreciation Fund		3,309			64,349			9,817
Short-Term Income Fund		3,452			(87)			54
SmallCap Growth Fund I		29			26,004			675
SmallCap Value Fund II		729			15,050			2,945
Small-MidCap Dividend Income Fund		3,920			(62)			3,031
		$126,851			$196,528			$109,644
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		October 31, 2015

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.06%
Blue Chip Fund (a)	2,942,144	$47,575
Core Plus Bond Fund (a)	2,969,703	32,043
Diversified International Fund (a)	8,606,876	99,237
EDGE MidCap Fund (a),(b)	1,477,312	15,645
Equity Income Fund (a)	4,329,157	111,822
Global Diversified Income Fund (a)	4,050,773	54,848
Global Multi-Strategy Fund (a)	8,032,405	88,356
Global Real Estate Securities Fund (a)	2,581,450	24,059
Government & High Quality Bond Fund (a)	19,080,448	208,740
High Yield Fund (a)	11,468,536	81,656
Income Fund (a)	37,589,713	357,478
Inflation Protection Fund (a)	4,981,570	41,596
International Emerging Markets Fund (a)	974,768	20,704
LargeCap Growth Fund (a)	9,946,846	113,195
LargeCap Value Fund (a)	5,356,033	68,289
MidCap Fund (a)	2,735,873	61,858
MidCap Value Fund I (a)	2,190,714	31,240
Preferred Securities Fund (a)	829,375	8,493
Principal Capital Appreciation Fund (a)	721,736	43,456
Short-Term Income Fund (a)	10,364,304	126,134
SmallCap Growth Fund I (a)	138,848	1,665
SmallCap Value Fund II (a)	516,553	6,591
Small-MidCap Dividend Income Fund (a)	2,523,492	33,663
		$1,678,343
TOTAL INVESTMENT COMPANIES		$1,678,343
Total Investments		$1,678,343
Liabilities in Excess of Other Assets, Net - (0.06)%		$(928)
TOTAL NET ASSETS - 100.00%		$1,677,415

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		51.04%
Domestic Equity Funds		31.90%
International Equity Funds		8.58%
Specialty Funds		8.54%
Liabilities in Excess of Other Assets, Net		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,890,265	$24,085	1,191,873	$18,664	139,994	$2,223	2,942,144	$40,516
Core Plus Bond Fund	3,508,758	38,490	96,996	1,061	636,051	6,945	2,969,703	32,558
Diversified International Fund	8,015,503	75,544	3,664,527	44,254	3,073,154	34,933	8,606,876	86,541
EDGE MidCap Fund	—	—	1,477,312	14,789	—	—	1,477,312	14,789
Equity Income Fund	5,354,789	86,560	310,593	8,049	1,336,225	35,213	4,329,157	66,382
Global Diversified Income Fund	2,749,110	37,173	1,435,075	20,344	133,412	1,846	4,050,773	55,561
Global Multi-Strategy Fund	5,919,934	62,816	2,395,273	26,494	282,802	3,139	8,032,405	86,140
Global Real Estate Securities Fund	1,747,663	14,094	1,300,490	12,278	466,703	4,290	2,581,450	21,873
Government & High Quality Bond	21,142,894	227,777	1,394,056	15,394	3,456,502	38,217	19,080,448	204,882
Fund
High Yield Fund	6,581,494	48,282	5,472,848	40,374	585,806	4,318	11,468,536	84,090
Income Fund	38,223,422	360,765	2,792,334	27,095	3,426,043	33,151	37,589,713	353,891
Inflation Protection Fund	—	—	5,087,020	43,603	105,450	892	4,981,570	42,694
International Emerging Markets Fund	900,752	18,710	502,858	11,783	428,842	9,996	974,768	20,064
LargeCap Growth Fund	7,478,656	54,341	3,036,621	34,428	568,431	6,524	9,946,846	81,996
LargeCap Growth Fund II	2,234,944	14,804	—	—	2,234,944	24,595	—	—
LargeCap Value Fund	8,788,787	101,836	1,327,848	16,819	4,760,602	61,478	5,356,033	57,017
MidCap Fund	1,342,112	14,880	1,517,311	33,718	123,550	2,856	2,735,873	45,772
MidCap Value Fund I	—	—	2,190,714	32,890	—	—	2,190,714	32,890
Preferred Securities Fund	3,118,200	26,263	82,257	849	2,371,082	24,710	829,375	5,404
Principal Capital Appreciation Fund	1,257,119	40,956	82,050	4,766	617,433	35,943	721,736	21,250
Short-Term Income Fund	7,796,198	93,106	3,007,077	36,752	438,971	5,355	10,364,304	124,461
SmallCap Growth Fund I	1,631,306	17,047	24,363	282	1,516,821	20,935	138,848	1,408
SmallCap Value Fund II	1,985,144	22,016	56,614	714	1,525,205	21,129	516,553	5,141
Small-MidCap Dividend Income Fund	1,719,512	17,499	883,833	12,071	79,853	1,117	2,523,492	28,444
		$1,397,044		$457,471		$379,805		$1,513,764

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$1,071			$(10)			$269
Core Plus Bond Fund		872			(48)			—
Diversified International Fund		1,335			1,676			—
EDGE MidCap Fund		—			—			—
Equity Income Fund		2,605			6,986			—
Global Diversified Income Fund		2,868			(110)			955
Global Multi-Strategy Fund		885			(31)			917
Global Real Estate Securities Fund		659			(209)			89
Government & High Quality Bond Fund		6,298			(72)			—
High Yield Fund		4,898			(248)			525
Income Fund		12,176			(818)			—
Inflation Protection Fund		443			(17)			—
International Emerging Markets Fund		325			(433)			—
LargeCap Growth Fund		173			(249)			11,132
LargeCap Growth Fund II		—			9,791			—
LargeCap Value Fund		7,488			(160)			6,004
MidCap Fund		250			30			2,652
MidCap Value Fund I		353			—			580
Preferred Securities Fund		552			3,002			141
Principal Capital Appreciation Fund		825			11,471			2,448
Short-Term Income Fund		1,982			(42)			30
SmallCap Growth Fund I		11			5,014			271
SmallCap Value Fund II		142			3,540			572
Small-MidCap Dividend Income Fund		881			(9)			679
		$47,092			$39,054			$27,264
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Conservative Growth Portfolio
		October 31, 2015

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.07%
Blue Chip Fund (a)	11,633,252	$188,110
Diversified International Fund (a)	31,070,397	358,242
Diversified Real Asset Fund (a)	9,371,600	103,744
EDGE MidCap Fund (a),(b)	5,465,680	57,882
Equity Income Fund (a)	13,840,481	357,500
Global Multi-Strategy Fund (a)	28,317,124	311,488
Global Real Estate Securities Fund (a)	8,806,142	82,073
Government & High Quality Bond Fund (a)	7,101,627	77,692
High Yield Fund (a)	2,714,830	19,330
Income Fund (a)	17,404,253	165,514
LargeCap Growth Fund (a)	34,300,020	390,334
LargeCap Value Fund (a)	22,838,239	291,187
MidCap Fund (a)	12,146,404	274,630
MidCap Value Fund I (a)	5,752,349	82,028
Origin Emerging Markets Fund (a),(b)	7,214,325	63,270
Preferred Securities Fund (a)	336,112	3,442
Principal Capital Appreciation Fund (a)	2,669,715	160,743
Short-Term Income Fund (a)	3,966,906	48,277
SmallCap Growth Fund I (a)	522,274	6,262
SmallCap Value Fund II (a)	1,264,876	16,140
Small-MidCap Dividend Income Fund (a)	9,664,835	128,929
		$3,186,817
TOTAL INVESTMENT COMPANIES		$3,186,817
Total Investments		$3,186,817
Liabilities in Excess of Other Assets, Net - (0.07)%		$(2,385)
TOTAL NET ASSETS - 100.00%		$3,184,432

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.34%
International Equity Funds	15.82%
Specialty Funds	13.04%
Fixed Income Funds	9.87%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	7,149,147	$91,484	5,291,032	$82,865	806,927	$12,746	11,633,252	$161,606
Diversified International Fund	31,225,189	306,933	12,837,725	155,629	12,992,517	147,581	31,070,397	320,387
Diversified Real Asset Fund	3,693,377	41,033	5,938,156	72,741	259,933	3,084	9,371,600	110,525
EDGE MidCap Fund	—	—	5,465,680	54,660	—	—	5,465,680	54,660
Equity Income Fund	21,119,412	326,475	496,345	12,989	7,775,276	203,884	13,840,481	203,372
Global Multi-Strategy Fund	15,123,053	158,219	14,468,758	159,838	1,274,687	14,085	28,317,124	303,779
Global Real Estate Securities Fund	3,828,640	29,913	6,510,396	61,387	1,532,894	14,038	8,806,142	76,456
Government & High Quality Bond	7,926,599	82,764	292,224	3,226	1,117,196	12,334	7,101,627	74,055
Fund
High Yield Fund	2,490,537	16,579	311,457	2,291	87,164	623	2,714,830	18,184
Income Fund	16,436,805	149,594	3,284,077	31,634	2,316,629	22,478	17,404,253	158,615
International Emerging Markets Fund	3,636,303	86,327	57,946	1,345	3,694,249	86,862	—	—
LargeCap Growth Fund	28,991,788	202,795	7,719,084	87,191	2,410,852	27,427	34,300,020	260,952
LargeCap Growth Fund II	7,982,034	49,517	—	—	7,982,034	87,817	—	—
LargeCap Value Fund	32,588,127	383,260	4,201,599	53,175	13,951,487	178,809	22,838,239	254,579
MidCap Fund	4,889,848	41,536	7,885,271	175,659	628,715	14,334	12,146,404	203,003
MidCap Value Fund I	—	—	5,752,349	87,153	—	—	5,752,349	87,153
Origin Emerging Markets Fund	—	—	7,214,325	70,969	—	—	7,214,325	70,969
Preferred Securities Fund	1,556,237	11,345	35,867	371	1,255,992	13,101	336,112	2,051
Principal Capital Appreciation Fund	4,889,573	153,129	212,213	12,284	2,432,071	144,908	2,669,715	75,525
Short-Term Income Fund	3,052,997	36,349	1,038,774	12,684	124,865	1,522	3,966,906	47,502
SmallCap Growth Fund I	6,167,699	61,971	91,642	1,060	5,737,067	79,129	522,274	5,289
SmallCap Value Fund II	7,988,977	88,769	139,187	1,755	6,863,288	94,998	1,264,876	12,648
Small-MidCap Dividend Income Fund	6,372,977	64,082	3,569,746	49,108	277,888	3,864	9,664,835	109,273
		$2,382,074		$1,190,014		$1,163,624		$2,610,583

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$4,493			$3			$1,128
Diversified International Fund		5,243			5,406			—
Diversified Real Asset Fund		1,835			(165)			620
EDGE MidCap Fund		—			—			—
Equity Income Fund		9,828			67,792			—
Global Multi-Strategy Fund		2,495			(193)			2,619
Global Real Estate Securities Fund		2,138			(806)			288
Government & High Quality Bond Fund		2,424			399			—
High Yield Fund		1,227			(63)			123
Income Fund		5,228			(135)			—
International Emerging Markets Fund		1,345			(810)			—
LargeCap Growth Fund		621			(1,607)			39,948
LargeCap Growth Fund II		—			38,300			—
LargeCap Value Fund		27,759			(3,047)			22,257
MidCap Fund		1,193			142			12,677
MidCap Value Fund I		1,353			—			2,233
Origin Emerging Markets Fund		—			—			—
Preferred Securities Fund		237			3,436			57
Principal Capital Appreciation Fund		2,848			55,020			8,449
Short-Term Income Fund		769			(9)			12
SmallCap Growth Fund I		43			21,387			1,017
SmallCap Value Fund II		348			17,122			1,406
Small-MidCap Dividend Income Fund		3,474			(53)			2,682
		$74,901			$202,119			$95,516
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
		SAM Flexible Income Portfolio
		October 31, 2015

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.06%
Core Plus Bond Fund (a)	4,612,225	$49,766
Diversified International Fund (a)	4,826,950	55,655
Equity Income Fund (a)	8,810,375	227,572
Global Diversified Income Fund (a)	10,814,423	146,427
Global Real Estate Securities Fund (a)	2,476,400	23,080
Government & High Quality Bond Fund (a)	21,722,756	237,647
High Yield Fund (a)	25,136,571	178,972
Income Fund (a)	73,671,795	700,619
Inflation Protection Fund (a)	11,430,283	95,443
International Emerging Markets Fund (a)	1,232,779	26,184
LargeCap Growth Fund (a)	8,176,250	93,046
LargeCap Value Fund (a)	7,178,374	91,524
Preferred Securities Fund (a)	1,134,487	11,617
Short-Term Income Fund (a)	17,646,361	214,756
SmallCap Growth Fund I (a)	173,761	2,083
Small-MidCap Dividend Income Fund (a)	7,685,268	102,522
		$2,256,913
TOTAL INVESTMENT COMPANIES		$2,256,913
Total Investments		$2,256,913
Liabilities in Excess of Other Assets, Net - (0.06)%		$(1,447)
TOTAL NET ASSETS - 100.00%		$2,255,466

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	66.00%
Domestic Equity Funds	22.92%
Specialty Funds	6.49%
International Equity Funds	4.65%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,350,809	$17,347	55,230	$825	1,406,039	$22,797	—	$—
Core Plus Bond Fund	7,035,669	76,956	488,547	5,344	2,911,991	31,814	4,612,225	50,254
Diversified International Fund	4,358,106	39,535	3,624,420	43,830	3,155,576	35,699	4,826,950	52,793
Equity Income Fund	6,391,396	107,829	2,585,247	68,807	166,268	4,379	8,810,375	172,107
Global Diversified Income Fund	6,735,478	91,613	4,215,020	59,603	136,075	1,885	10,814,423	149,173
Global Real Estate Securities Fund	2,305,591	17,680	356,535	3,283	185,726	1,764	2,476,400	19,254
Government & High Quality Bond	26,445,155	286,309	2,645,210	29,245	7,367,609	81,503	21,722,756	233,005
Fund
High Yield Fund	13,450,642	99,129	12,312,471	90,340	626,542	4,586	25,136,571	184,489
Income Fund	62,497,941	591,233	12,612,502	122,334	1,438,648	13,867	73,671,795	699,204
Inflation Protection Fund	—	—	11,539,089	99,181	108,806	921	11,430,283	98,236
International Emerging Markets Fund	797,008	17,639	724,859	16,819	289,088	6,747	1,232,779	27,294
LargeCap Growth Fund	7,040,783	56,547	1,652,620	18,096	517,153	6,022	8,176,250	68,734
LargeCap Value Fund	8,279,764	99,077	1,915,078	24,335	3,016,468	38,987	7,178,374	83,384
Preferred Securities Fund	7,577,507	63,839	437,124	4,526	6,880,144	71,290	1,134,487	6,502
Principal Capital Appreciation Fund	644,235	21,615	—	—	644,235	39,128	—	—
Short-Term Income Fund	14,156,370	169,128	3,940,948	48,172	450,957	5,501	17,646,361	211,749
SmallCap Growth Fund I	1,509,044	16,848	37,598	435	1,372,881	18,804	173,761	1,772
Small-MidCap Dividend Income Fund	6,464,859	71,248	1,284,519	17,426	64,110	888	7,685,268	87,751
		$1,843,572		$652,601		$386,582		$2,145,701

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$500			$4,625	$		125
Core Plus Bond Fund		1,374			(232)			—
Diversified International Fund		683			5,127			—
Equity Income Fund		5,068			(150)			—
Global Diversified Income Fund		7,324			(158)			2,353
Global Real Estate Securities Fund		607			55			97
Government & High Quality Bond Fund		7,085			(1,046)			—
High Yield Fund		10,142			(394)			867
Income Fund		22,301			(496)			—
Inflation Protection Fund		1,109			(24)			—
International Emerging Markets Fund		304			(417)			—
LargeCap Growth Fund		132			113			8,505
LargeCap Value Fund		7,128			(1,041)			5,712
Preferred Securities Fund		1,527			9,427			536
Principal Capital Appreciation Fund		—			17,513			—
Short-Term Income Fund		3,298			(50)			49
SmallCap Growth Fund I		14			3,293			322
Small-MidCap Dividend Income Fund		2,578			(35)			1,922
		$71,174			$36,110			$20,488
Amounts in thousands except shares

See accompanying notes

		Schedule of Investments
	SAM Strategic Growth Portfolio
		October 31, 2015

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Diversified International Fund (a)	30,510,698	$351,788
Equity Income Fund (a)	9,766,011	252,256
Global Multi-Strategy Fund (a)	13,929,378	153,223
Global Real Estate Securities Fund (a)	8,557,746	79,758
LargeCap Growth Fund (a)	21,388,343	243,399
LargeCap Value Fund (a)	16,923,137	215,770
MidCap Value Fund I (a)	8,014,819	114,291
Origin Emerging Markets Fund (a),(b)	11,493,883	100,802
Principal Capital Appreciation Fund (a)	4,898,084	294,914
SmallCap Growth Fund I (a)	1,227,899	14,723
SmallCap Value Fund II (a)	2,691,362	34,342
Small-MidCap Dividend Income Fund (a)	5,882,535	78,473
		$1,933,739
TOTAL INVESTMENT COMPANIES		$1,933,739
Total Investments		$1,933,739
Liabilities in Excess of Other Assets, Net - (0.08)%		$(1,555)
TOTAL NET ASSETS - 100.00%		$1,932,184

(a)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.59%
International Equity Funds	27.56%
Specialty Funds	7.93%
Liabilities in Excess of Other Assets, Net	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2015

	October 31,	October 31,					October 31,	October 31,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,541,109	$70,608	—	$—	5,541,109	$87,161	—	$—
Diversified International Fund	15,786,727	147,133	22,387,991	271,806	7,664,020	87,234	30,510,698	341,074
Equity Income Fund	14,709,390	236,475	319,384	8,339	5,262,763	139,860	9,766,011	145,610
Global Multi-Strategy Fund	—	—	14,505,125	160,046	575,747	6,374	13,929,378	153,599
Global Real Estate Securities Fund	3,758,359	28,263	5,458,039	51,674	658,652	6,027	8,557,746	73,527
International Emerging Markets Fund	3,741,082	87,609	69,308	1,621	3,810,390	89,704	—	—
LargeCap Growth Fund	30,647,271	238,736	3,408,687	36,390	12,667,615	147,912	21,388,343	145,101
LargeCap Growth Fund II	4,750,807	28,355	—	—	4,750,807	52,163	—	—
LargeCap Value Fund	27,454,655	330,734	3,487,747	44,270	14,019,265	179,436	16,923,137	190,935
MidCap Fund	1,432,945	12,113	—	—	1,432,945	32,010	—	—
MidCap Value Fund I	—	—	8,171,402	131,452	156,583	2,205	8,014,819	128,848
Origin Emerging Markets Fund	—	—	11,604,666	114,172	110,783	1,042	11,493,883	113,068
Principal Capital Appreciation Fund	3,625,414	116,449	3,058,140	185,377	1,785,470	108,394	4,898,084	192,130
SmallCap Growth Fund I	3,530,582	35,165	552,899	6,397	2,855,582	38,368	1,227,899	12,083
SmallCap Value Fund II	5,248,559	54,283	353,608	4,458	2,910,805	39,964	2,691,362	25,000
Small-MidCap Dividend Income Fund	4,112,942	41,217	2,121,833	29,329	352,240	4,854	5,882,535	65,583
		$1,427,140		$1,045,331		$1,022,708		$1,586,558

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$—	$		16,553	$		—
Diversified International Fund		2,628			9,369			—
Equity Income Fund		6,862			40,656			—
Global Multi-Strategy Fund		283			(73)			292
Global Real Estate Securities Fund		1,912			(383)			253
International Emerging Markets Fund		1,377			474			—
LargeCap Growth Fund		542			17,887			34,892
LargeCap Growth Fund II		—			23,808			—
LargeCap Value Fund		22,973			(4,633)			18,439
MidCap Fund		—			19,897			—
MidCap Value Fund I		5,466			(399)			9,019
Origin Emerging Markets Fund		—			(62)			—
Principal Capital Appreciation Fund		4,775			(1,302)			14,168
SmallCap Growth Fund I		259			8,889			6,137
SmallCap Value Fund II		878			6,223			3,543
Small-MidCap Dividend Income Fund		2,120			(109)			1,650
		$50,075	$		136,795			$88,393
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2015

INVESTMENT COMPANIES - 0.17%	Shares Held Value (000's)				Principal
			BONDS (continued)		Amount (000's) Value (000's)
Publicly Traded Investment Fund - 0.17%
Morgan Stanley Institutional Liquidity Funds -	4,785,937	$4,786	Automobile Asset Backed Securities (continued)
Government Portfolio			Ford Credit Auto Owner Trust/Ford Credit
			2014-RE	V1
TOTAL INVESTMENT COMPANIES		$4,786	2.26%, 11/15/2025(a),(b)		$11,327	$11,430
	Principal		Santander Drive Auto Receivables Trust 2013-
BONDS- 99.85%	Amount (000's) Value (000's)		1
			1.76%, 01/15/2019		4,500	4,513
Aerospace & Defense - 0.18%			Santander Drive Auto Receivables Trust 2013-
Rolls-Royce PLC			5
2.38%, 10/14/2020(a)	$5,000	$5,004	1.55%, 10/15/2018		3,500	3,504
			2.25%, 06/17/2019(b)		1,190	1,197
			2.73%, 10/15/2019(b)		5,860	5,856
Agriculture - 0.93%
Cargill Inc			Santander Drive Auto Receivables Trust 2014-
6.00%, 11/27/2017(a)	24,153	26,235	2
			1.62%, 02/15/2019		5,500	5,506
			Santander Drive Auto Receivables Trust 2014-
Airlines - 0.88%			3
Delta Air Lines 2009-1 Class A Pass Through			0.54%, 08/15/2017(b)		688	688
Trust			2.13%, 08/17/2020(b)		4,200	4,220
7.75%, 06/17/2021	10,795	12,171	Westlake Automobile Receivables Trust 2014-
UAL 2009-1 Pass Through Trust			2
10.40%, 05/01/2018	1,467	1,556	0.97%, 10/16/2017(a),(b)		5,248	5,247
UAL 2009-2A Pass Through Trust			Westlake Automobile Receivables Trust 2015-
9.75%, 01/15/2017	10,256	10,948	1
		$24,675	1.17%, 03/15/2018(a),(b)		8,448	8,443
Automobile Asset Backed Securities - 8.72%			Westlake Automobile Receivables Trust 2015-
AmeriCredit Automobile Receivables 2015-1			2
			1.28%, 07/16/2018(a),(b)		12,409	12,393
0.77%, 04/09/2018	8,362	8,359
AmeriCredit Automobile Receivables Trust			Westlake Automobile Receivables Trust 2015-
2013-5			3
			1.42%, 05/17/2021(a),(b)		18,000	17,994
2.86%, 12/09/2019(b)	9,300	9,388
AmeriCredit Automobile Receivables Trust						$245,339
2014-1			Automobile Floor Plan Asset Backed Securities - 1.99%
0.90%, 02/08/2019	4,880	4,874	CNH Wholesale Master Note Trust
AmeriCredit Automobile Receivables Trust			0.80%, 08/15/2019(a),(b)		9,159	9,146
2014-2			Ford Credit Floorplan Master Owner Trust A
0.54%, 10/10/2017(b)	5,025	5,022	0.58%, 01/15/2018(b)		9,664	9,666
AmeriCredit Automobile Receivables Trust			Nissan Master Owner Trust Receivables
2014-3			0.50%, 02/15/2018(b)		9,327	9,323
0.64%, 04/09/2018	6,335	6,335	Volkswagen Credit Auto Master Trust
AmeriCredit Automobile Receivables Trust			0.54%, 07/22/2019(a),(b)		12,327	12,175
2015-2			World Omni Master Owner Trust
0.83%, 09/10/2018(b)	11,263	11,260	0.55%, 02/15/2018(a),(b)		15,822	15,819
Capital Auto Receivables Asset Trust 2013-1						$56,129
0.97%, 01/22/2018	14,327	14,322
1.29%, 04/20/2018	12,715	12,699	Automobile Manufacturers - 2.32%
Capital Auto Receivables Asset Trust 2014-1			Daimler Finance North America LLC
2.84%, 04/22/2019	4,400	4,463	0.75%, 03/02/2018(a),(b)		9,495	9,384
Capital Auto Receivables Asset Trust 2014-2			1.38%, 08/01/2017(a)		6,664	6,617
2.03%, 12/20/2018	9,000	9,054	Ford Motor Credit Co LLC
Capital Auto Receivables Asset Trust 2014-3			3.98%, 06/15/2016		18,631	18,919
0.51%, 02/21/2017(b)	9,197	9,189	PACCAR Financial Corp
CPS Auto Receivables Trust 2013-A			1.45%, 03/09/2018		6,664	6,649
1.31%, 06/15/2020(a),(b)	9,215	9,145	2.20%, 09/15/2019		9,327	9,365
CPS Auto Receivables Trust 2013-B			Toyota Motor Credit Corp
1.82%, 09/15/2020(a),(b)	5,446	5,453	2.10%, 01/17/2019		14,327	14,482
CPS Auto Receivables Trust 2013-C						$65,416
1.64%, 04/16/2018(a)	3,283	3,279
			Banks- 16.44%
CPS Auto Receivables Trust 2013-D			Bank of America Corp
1.54%, 07/16/2018(a),(b)	3,200	3,193
3.97%, 11/15/2019(a),(b)	1,000	1,003	2.60%, 01/15/2019		5,000	5,059
			2.63%, 10/19/2020		9,500	9,463
CPS Auto Receivables Trust 2014-B			Bank of America NA
1.11%, 11/15/2018(a)	2,885	2,866
			0.62%, 06/15/2016(b)		13,327	13,299
CPS Auto Receivables Trust 2014-C			0.64%, 06/15/2017(b)		7,750	7,697
1.31%, 02/15/2019(a),(b)	8,745	8,692
			5.30%, 03/15/2017		33,524	35,172
CPS Auto Receivables Trust 2014-D			Bank of New York Mellon Corp/The
1.49%, 04/15/2019(a)	6,348	6,320
			2.20%, 03/04/2019		4,700	4,746
CPS Auto Receivables Trust 2015-C			2.20%, 05/15/2019		11,327	11,492
1.77%, 06/17/2019(a)	13,857	13,861
			BB&T Corp
CPS Auto Trust			0.96%, 02/01/2019(b)		5,664	5,642
1.48%, 03/16/2020(a)	3,141	3,135
			Branch Banking & Trust Co
Ford Credit Auto Owner Trust 2015-REV2			0.63%, 05/23/2017(b)		14,450	14,379
2.44%, 01/15/2027(a),(b)	12,327	12,436

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2015

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Commercial Mortgage Backed Securities - 2.30%
Branch Banking & Trust Co	(continued)			Ginnie Mae
0.66%, 09/13/2016(b)		$17,425	$17,392	0.59%, 07/16/2054(b)	$43,009	$2,212
Capital One Financial Corp				0.69%, 03/16/2049(b)	62,779	2,591
6.15%, 09/01/2016		12,930	13,446	0.84%, 01/16/2054(b)	52,111	3,035
Capital One NA/Mclean VA				0.84%, 09/16/2055(b)	44,114	2,550
0.98%, 02/05/2018(b)		9,327	9,286	0.86%, 06/16/2055(b)	48,587	2,709
1.65%, 02/05/2018		9,327	9,274	0.88%, 03/16/2052(b)	42,798	3,205
Citigroup Inc				0.90%, 10/16/2054(b)	56,672	2,895
0.80%, 08/14/2017(b)		8,000	7,960	0.92%, 10/16/2054(b)	73,122	4,401
1.09%, 04/08/2019(b)		4,500	4,465	0.93%, 01/16/2055(b)	107,762	5,669
1.63%, 10/26/2020(b)		10,000	10,067	0.96%, 02/16/2055(b)	78,213	3,580
1.70%, 04/27/2018		13,990	13,927	1.00%, 10/16/2054(b)	84,219	4,908
6.13%, 05/15/2018		17,153	18,859	1.13%, 06/16/2045(b)	85,662	5,882
Goldman Sachs Group Inc/The				1.14%, 08/16/2042(b)	98,658	6,596
1.42%, 11/15/2018(b)		9,909	9,959	1.20%, 07/16/2056(b)	29,018	2,437
1.48%, 04/23/2020(b)		23,990	24,017	1.22%, 02/16/2046(b)	88,165	6,439
2.60%, 04/23/2020		4,798	4,818	1.27%, 10/16/2051(b)	4,533	353
JPMorgan Chase Bank NA				1.41%, 12/16/2036(b)	74,260	5,336
0.67%, 06/13/2016(b)		6,000	5,991			$64,798
5.88%, 06/13/2016		11,659	12,006
6.00%, 10/01/2017		29,480	31,905	Computers - 1.58%
KeyBank NA/Cleveland OH				Apple Inc
1.70%, 06/01/2018		6,500	6,491	0.90%, 05/12/2017	6,731	6,746
5.45%, 03/03/2016		14,351	14,562	1.00%, 05/03/2018	4,664	4,651
Morgan Stanley				Hewlett Packard Enterprise Co
				2.45%, 10/05/2017(a)	9,500	9,528
1.17%, 01/24/2019(b)		30,648	30,517
				2.85%, 10/05/2018(a)	6,650	6,664
1.60%, 04/25/2018(b)		16,490	16,709
1.88%, 01/05/2018		4,664	4,688	International Business Machines Corp
National City Bank/Cleveland OH				1.95%, 02/12/2019	16,740	16,884
0.70%, 06/07/2017(b)		4,500	4,476			$44,473
PNC Bank NA				Credit Card Asset Backed Securities - 1.35%
1.60%, 06/01/2018		4,500	4,492	Cabela's Credit Card Master Note Trust
4.88%, 09/21/2017		15,355	16,155	0.55%, 03/16/2020(b)	5,878	5,869
6.88%, 04/01/2018		4,080	4,527	0.65%, 07/15/2022(b)	9,495	9,397
PNC Funding Corp				0.68%, 06/15/2020(a),(b)	5,914	5,902
5.63%, 02/01/2017		7,231	7,594	0.73%, 02/18/2020(a),(b)	6,982	6,986
SunTrust Bank/Atlanta GA				0.85%, 08/16/2021(a),(b)	9,745	9,732
7.25%, 03/15/2018		12,990	14,502			$37,886
US Bank NA/Cincinnati OH
0.80%, 10/28/2019(b)		14,209	14,139	Diversified Financial Services - 3.06%
Wells Fargo & Co				GE Capital International Funding Co
2.60%, 07/22/2020		14,327	14,450	0.96%, 04/15/2016(a)	39,466	39,458
Wells Fargo Bank NA				Jefferies Group LLC
6.00%, 11/15/2017		8,500	9,235	3.88%, 11/09/2015	13,740	13,750
			$462,858	5.50%, 03/15/2016	3,500	3,552
				Murray Street Investment Trust I
Beverages - 1.30%				4.65%, 03/09/2017(b)	28,398	29,527
Anheuser-Busch InBev Finance Inc						$86,287
2.15%, 02/01/2019		9,664	9,669
PepsiCo Inc				Electric - 4.32%
1.00%, 10/13/2017		4,750	4,741	Dominion Resources Inc/VA
2.15%, 10/14/2020		9,500	9,495	1.40%, 09/15/2017	9,327	9,281
SABMiller Holdings Inc				Indiantown Cogeneration LP
0.99%, 08/01/2018(a),(b)		4,500	4,480	9.77%, 12/15/2020	9,024	10,242
2.45%, 01/15/2017(a)		8,000	8,093	LG&E and KU Energy LLC
			$36,478	2.13%, 11/15/2015	12,809	12,813
				NextEra Energy Capital Holdings Inc
Biotechnology - 1.69%				1.59%, 06/01/2017	6,664	6,661
Amgen Inc				7.30%, 09/01/2067(b)	11,827	11,768
1.25%, 05/22/2017		9,000	8,985	Public Service Co of New Mexico
2.20%, 05/22/2019		9,327	9,368	7.95%, 05/15/2018	24,165	27,350
Biogen Inc				San Diego Gas & Electric Co
2.90%, 09/15/2020		14,000	14,123	1.91%, 02/01/2022	4,455	4,420
Gilead Sciences Inc				Southern California Edison Co
1.85%, 09/04/2018		4,750	4,798	1.85%, 02/01/2022	8,172	8,120
2.55%, 09/01/2020		10,250	10,347	Talen Energy Supply LLC
			$47,621	6.50%, 05/01/2018	4,832	4,917
Chemicals - 0.44%				Texas-New Mexico Power Co
				9.50%, 04/01/2019(a)	4,798	5,833
Airgas Inc
1.65%, 02/15/2018		12,592	12,515	TransAlta Corp
				6.65%, 05/15/2018	18,985	20,097
						$121,502

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Finance - Mortgage Loan/Banker - 8.11%			Home Equity Asset Backed Securities (continued)
Fannie Mae			RASC Series 2003-KS10 Trust
1.63%, 01/21/2020	$47,286	$47,551	4.47%, 03/25/2032	$319	$320
1.75%, 06/20/2019	35,000	35,535	RASC Series 2005-AHL2 Trust
1.75%, 09/12/2019	42,067	42,629	0.55%, 10/25/2035(b)	3,541	3,490
Freddie Mac			Soundview Home Loan Trust 2005-CTX1
1.38%, 05/01/2020	103,148	102,583	0.62%, 11/25/2035(b)	2,072	2,050
		$228,298	Structured Asset Securities Corp Mortgage
			Loan Trust Series 2005-GEL4
Food- 0.76%			0.82%, 08/25/2035(b)	1,200	1,150
Ingredion Inc			Terwin Mortgage Trust Series TMTS 2005-
3.20%, 11/01/2015	10,909	10,909	14HE
Kraft Heinz Foods Co			4.85%, 08/25/2036(b)	1,702	1,748
1.60%, 06/30/2017(a)	5,664	5,668
2.00%, 07/02/2018(a)	4,731	4,745	Wells Fargo Home Equity Asset-Backed
			Securities 2004-2 Trust
		$21,322	1.04%, 10/25/2034(b)	285	279
Gas- 0.88%			5.00%, 10/25/2034	9,977	9,951
Laclede Group Inc/The					$48,051
1.07%, 08/15/2017(b)	24,886	24,789
			Home Furnishings - 0.50%
			Samsung Electronics America Inc
Healthcare - Products - 0.68%			1.75%, 04/10/2017(a)	13,990	13,982
Becton Dickinson and Co
1.80%, 12/15/2017	4,664	4,689	Insurance - 5.93%
2.68%, 12/15/2019	4,664	4,717	Berkshire Hathaway Finance Corp
Medtronic Inc			1.60%, 05/15/2017	11,490	11,607
2.50%, 03/15/2020	9,495	9,646	Hartford Financial Services Group Inc/The
		$19,052	8.13%, 06/15/2068(b)	14,750	16,380
Healthcare - Services - 0.75%			Lincoln National Corp
			7.00%, 05/17/2066(b)	5,664	4,740
Anthem Inc
5.88%, 06/15/2017	11,164	11,913	MassMutual Global Funding II
Roche Holdings Inc			2.00%, 04/05/2017(a)	5,430	5,494
0.67%, 09/30/2019(a),(b)	9,327	9,268	2.10%, 08/02/2018(a)	12,995	13,156
			2.35%, 04/09/2019(a)	4,500	4,561
		$21,181
			MetLife Inc
Home Equity Asset Backed Securities - 1.71%			6.82%, 08/15/2018	10,245	11,625
ABFC 2005-OPT1 Trust			Metropolitan Life Global Funding I
0.56%, 07/25/2035(b)	83	83	1.30%, 04/10/2017(a)	6,995	7,018
ABFC 2005-WMC1 Trust			2.30%, 04/10/2019(a)	9,827	9,935
0.86%, 06/25/2035(b)	1,142	1,135	New York Life Global Funding
ACE Securities Corp Home Equity Loan Trust			1.45%, 12/15/2017(a)	13,909	13,932
Series 2005-AG1			1.95%, 02/11/2020(a)	16,941	16,777
0.56%, 08/25/2035(b)	99	97	2.15%, 06/18/2019(a)	12,626	12,683
ACE Securities Corp Home Equity Loan Trust			2.45%, 07/14/2016(a)	9,327	9,445
Series 2005-HE2			Prudential Financial Inc
0.92%, 04/25/2035(b)	906	903	8.88%, 06/15/2068(b)	25,950	29,599
ACE Securities Corp Home Equity Loan Trust					$166,952
Series 2005-WF1
0.88%, 05/25/2035(b)	396	395	Internet - 0.34%
Asset Backed Securities Corp Home Equity			Amazon.com Inc
Loan Trust Series OOMC 2005-HE6			2.60%, 12/05/2019	9,327	9,549
0.71%, 07/25/2035(b)	2,464	2,446
Bayview Financial Acquisition Trust			Machinery - Diversified - 0.83%
0.82%, 08/28/2044(b)	4,350	4,339
			John Deere Capital Corp
5.66%, 12/28/2036(b)	163	162
			1.35%, 01/16/2018	9,327	9,323
Bear Stearns Asset Backed Securities I Trust			2.05%, 03/10/2020	13,990	13,920
2006-PC1					$23,243
0.53%, 12/25/2035(b)	2,620	2,613
Credit Suisse First Boston Mortgage Securities			Manufactured Housing Asset Backed Securities - 0.00%
Corp			Conseco Financial Corp
4.80%, 05/25/2035	3,585	3,662	7.70%, 09/15/2026	142	148
Home Equity Asset Trust 2005-4
0.90%, 10/25/2035(b)	4,283	4,200
			Media- 0.39%
JP Morgan Mortgage Acquisition Corp 2005-			Time Warner Cable Inc
FLD1			8.25%, 04/01/2019	9,495	11,068
0.69%, 07/25/2035(b)	387	387
JP Morgan Mortgage Acquisition Corp 2005-
OPT1			Mining - 0.47%
0.65%, 06/25/2035(b)	1,039	1,032	Glencore Finance Canada Ltd
New Century Home Equity Loan Trust 2005-			2.70%, 10/25/2017(a),(b)	14,159	13,182
3
0.68%, 07/25/2035(b)	7,634	7,609

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Miscellaneous Manufacturers - 0.11%			Mortgage Backed Securities (continued)
Ingersoll-Rand Global Holding Co Ltd			Springleaf Mortgage Loan Trust 2013-1
6.88%, 08/15/2018	$2,850	$3,201	1.27%, 06/25/2058(a),(b)	$16,255	$16,248
			2.31%, 06/25/2058(a),(b)	8,523	8,542
			3.14%, 06/25/2058(a)	4,106	4,116
Mortgage Backed Securities - 3.52%
			Springleaf Mortgage Loan Trust 2013-2
Alternative Loan Trust 2004-J8			1.78%, 12/25/2065(a)	6,217	6,221
6.00%, 02/25/2017	141	141	3.52%, 12/25/2065(a),(b)	6,806	6,876
Banc of America Alternative Loan Trust 2003-
			WaMu Mortgage Pass-Through Certificates
10
			Series 2003-S8 Trust
5.00%, 12/25/2018	471	478
			5.00%, 09/25/2018	139	141
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019	652	671			$99,007
Banc of America Funding 2004-3 Trust			Oil & Gas - 3.08%
4.75%, 09/25/2019	593	600	BP Capital Markets PLC
Banc of America Mortgage Trust 2004-8			4.75%, 03/10/2019	10,327	11,206
5.25%, 10/25/2019	310	317	Chevron Corp
Banc of America Mortgage Trust 2005-7			1.72%, 06/24/2018	12,125	12,251
5.00%, 08/25/2020	46	47	Chevron Phillips Chemical Co LLC / Chevron
BCAP LLC 2011-RR11 Trust			Phillips Chemical Co LP
2.58%, 03/26/2035(a),(b)	3,011	3,024	1.70%, 05/01/2018(a)	9,495	9,457
CHL Mortgage Pass-Through Trust 2003-46			2.45%, 05/01/2020(a)	4,832	4,818
2.68%, 01/19/2034(b)	1,280	1,281	Phillips 66
CHL Mortgage Pass-Through Trust 2004-J1			2.95%, 05/01/2017	15,490	15,840
4.50%, 01/25/2019(b)	120	121	Rowan Cos Inc
CHL Mortgage Pass-Through Trust 2004-J7			7.88%, 08/01/2019	5,664	5,703
5.00%, 09/25/2019	612	628	Shell International Finance BV
Citigroup Mortgage Loan Trust 2009-6			2.13%, 05/11/2020	11,495	11,517
2.74%, 07/25/2036(a),(b)	888	889	Total Capital International SA
Credit Suisse First Boston Mortgage Securities			0.88%, 08/10/2018(b)	5,430	5,439
Corp			1.55%, 06/28/2017	10,327	10,409
1.16%, 05/25/2034(b)	560	541			$86,640
5.00%, 09/25/2019	101	97
5.00%, 10/25/2019	567	569	Oil & Gas Services - 0.68%
Credit Suisse Mortgage Capital Certificates			Weatherford International Ltd/Bermuda
2.38%, 07/27/2037(a),(b)	1,370	1,371	5.50%, 02/15/2016	19,153	19,153
Freddie Mac REMICS
0.65%, 06/15/2023(b)	8	8
			Other Asset Backed Securities - 6.28%
Ginnie Mae			Ameriquest Mortgage Securities Inc Asset-
4.50%, 08/20/2032	101	104	Backed Pass-Through Ctfs Ser 2004-R11
GSMSC Pass-Through Trust 2009-4R			0.80%, 11/25/2034(b)	414	412
0.64%, 12/26/2036(a),(b)	3,337	3,293
			Ameriquest Mortgage Securities Inc Asset-
JP Morgan Mortgage Trust 2004-A3			Backed Pass-Through Ctfs Ser 2005-R1
2.46%, 07/25/2034(b)	1,557	1,548	0.87%, 03/25/2035(b)	2,294	2,288
JP Morgan Mortgage Trust 2004-S1			Carrington Mortgage Loan Trust Series 2005-
5.00%, 09/25/2034	1,581	1,633	NC4
JP Morgan Resecuritization Trust Series 2010-			0.60%, 09/25/2035(b)	351	350
4			Citigroup Mortgage Loan Trust Inc
2.32%, 10/26/2036(a),(b)	1,037	1,037	0.63%, 07/25/2035(b)	485	482
MASTR Alternative Loan Trust 2003-9			Credit-Based Asset Servicing and
6.50%, 01/25/2019	547	568	Securitization LLC
MASTR Asset Securitization Trust 2004-11			5.33%, 07/25/2035(b)	2,301	2,312
5.00%, 12/25/2019	118	121	CWABS Asset-Backed Certificates Trust
MASTR Asset Securitization Trust 2004-9			2005-3
5.00%, 09/25/2019	532	539	0.65%, 08/25/2035(b)	902	900
PHH Mortgage Trust Series 2008-CIM1			Drug Royalty II LP 2
5.22%, 06/25/2038	4,126	4,181	3.48%, 07/15/2023(a),(b)	11,244	11,394
Prime Mortgage Trust 2005-2			Fieldstone Mortgage Investment Trust Series
5.25%, 07/25/2020(b)	964	990	2005-1
Provident Funding Mortgage Loan Trust 2005-			1.28%, 03/25/2035(b)	1,872	1,871
1			First Franklin Mortgage Loan Trust 2005-
0.49%, 05/25/2035(b)	4,999	4,820	FF4
RALI Series 2003-QS23 Trust			0.84%, 05/25/2035(b)	503	500
5.00%, 12/26/2018	1,419	1,435	JP Morgan Mortgage Acquisition Corp 2005-
RALI Series 2004-QS3 Trust			OPT2
5.00%, 03/25/2019	886	889	0.49%, 12/25/2035(b)	2,265	2,240
RBSSP Resecuritization Trust 2009-7			Mastr Specialized Loan Trust
0.59%, 06/26/2037(a),(b)	1,024	982	1.45%, 11/25/2034(a),(b)	238	252
5.00%, 09/26/2036(a),(b)	663	677
			MVW Owner Trust 2015-1
Sequoia Mortgage Trust 2013-4			2.52%, 12/20/2032(a),(b)	16,383	16,463
1.55%, 04/25/2043(b)	13,910	13,458	NYCTL 2014-A Trust
Sequoia Mortgage Trust 2013-8			1.03%, 11/10/2027(a),(c)	1,926	1,924
2.25%, 06/25/2043(b)	10,086	9,805
			OneMain Financial Issuance Trust 2014-1
			2.43%, 06/18/2024(a),(b)	23,794	23,797

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2015

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			REITS (continued)
OneMain Financial Issuance Trust 2014-2			BioMed Realty LP
2.47%, 09/18/2024(a)	$20,653	$20,672	2.63%, 05/01/2019	$7,664	$7,404
OneMain Financial Issuance Trust 2015-2			3.85%, 04/15/2016	7,327	7,388
2.57%, 07/18/2025(a)	14,260	14,223	Digital Delta Holdings LLC
PFS Financing Corp			3.40%, 10/01/2020(a)	6,700	6,734
0.75%, 02/15/2018(a),(b)	18,653	18,637	HCP Inc
0.80%, 02/15/2019(a),(b)	11,495	11,440	6.30%, 09/15/2016	10,366	10,788
0.80%, 10/15/2019(a),(b)	9,164	9,059	Healthcare Realty Trust Inc
0.82%, 04/15/2020(a),(b)	5,664	5,634	5.75%, 01/15/2021	6,997	7,768
1.15%, 02/15/2019(a),(b)	4,600	4,583	Kimco Realty Corp
PFS Tax Lien Trust 2014-1			4.30%, 02/01/2018	6,664	7,011
1.44%, 04/15/2016(a),(b)	10,409	10,404	Ventas Realty LP
RAMP Series 2005-RZ4 Trust			1.55%, 09/26/2016	7,495	7,527
0.60%, 11/25/2035(b)	1,785	1,768	Welltower Inc
Securitized Asset Backed Receivables LLC			3.63%, 03/15/2016	5,745	5,803
Trust 2005-OP2					$72,310
0.52%, 10/25/2035(b)	4,581	4,444
Securitized Asset Backed Receivables LLC			Savings & Loans - 0.00%
Trust 2006-OP1			Washington Mutual Bank / Henderson NV
			0.00%, 01/15/2013(e)	1,200	1
0.50%, 10/25/2035(b)	206	205
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021(a),(b)	1,272	1,274	Software - 1.20%
Trafigura Securitisation Finance PLC 2014-1			Microsoft Corp
1.15%, 10/15/2021(a),(b),(c)	8,829	8,828	1.30%, 11/03/2018(d)	9,500	9,508
Wachovia Mortgage Loan Trust Series 2005-			1.85%, 02/12/2020	9,327	9,360
WMC1			Oracle Corp
0.94%, 10/25/2035(b)	485	483	0.83%, 10/08/2019(b)	5,000	4,980
		$176,839	2.25%, 10/08/2019	4,750	4,812
			5.75%, 04/15/2018	4,664	5,149
Pharmaceuticals - 3.15%
Abbott Laboratories					$33,809
2.00%, 03/15/2020	18,653	18,641	Student Loan Asset Backed Securities - 4.00%
AbbVie Inc			KeyCorp Student Loan Trust 2004-A
1.20%, 11/06/2015	23,317	23,318	0.62%, 10/28/2041(b)	2,311	2,288
1.80%, 05/14/2018	4,798	4,802	KeyCorp Student Loan Trust 2006-A
2.50%, 05/14/2020	6,664	6,589	0.52%, 06/27/2029(b)	862	861
Actavis Funding SCS			0.64%, 09/27/2035(b)	34,317	33,509
1.85%, 03/01/2017	9,664	9,697	SLC Private Student Loan Trust 2006-A
2.35%, 03/12/2018	11,995	12,052	0.49%, 07/15/2036(b)	9,202	9,106
Mead Johnson Nutrition Co			SLC Private Student Loan Trust 2010-B
3.00%, 11/15/2020(d)	4,750	4,769	3.70%, 07/15/2042(a),(b)	2,940	3,032
Merck & Co Inc			SLM Private Credit Student Loan Trust 2002-
1.10%, 01/31/2018	8,827	8,829	A
		$88,697	0.89%, 12/16/2030(b)	9,849	9,559
			SLM Private Credit Student Loan Trust 2004-
Pipelines - 2.58%
			A
Buckeye Partners LP			0.54%, 03/16/2020(b)	582	582
2.65%, 11/15/2018	11,316	10,951	0.74%, 06/15/2033(b)	2,750	2,590
Columbia Pipeline Group Inc
2.45%, 06/01/2018(a)	4,832	4,839	SLM Private Credit Student Loan Trust 2004-
3.30%, 06/01/2020(a)	4,832	4,820	B
			0.54%, 06/15/2021(b)	9,024	8,982
Florida Gas Transmission Co LLC
7.90%, 05/15/2019(a)	10,271	11,826	SLM Private Credit Student Loan Trust 2005-
			B
Hiland Partners LP / Hiland Partners Finance			0.52%, 03/15/2023(b)	7,740	7,663
Corp			0.61%, 12/15/2023(b)	6,765	6,611
7.25%, 10/01/2020(a)	16,599	17,346
			SLM Private Credit Student Loan Trust 2006-
TransCanada PipeLines Ltd
6.35%, 05/15/2067(b)	9,664	8,021	A
			0.53%, 12/15/2023(b)	2,579	2,540
Williams Partners LP / ACMP Finance Corp
			SLM Private Education Loan Trust 2013-A
6.13%, 07/15/2022	14,495	14,838	0.80%, 08/15/2022(a),(b)	8,899	8,872
		$72,641	SLM Private Education Loan Trust 2013-B
Real Estate - 0.85%			0.85%, 07/15/2022(a),(b)	4,262	4,256
Prologis LP			1.85%, 06/17/2030(a),(b)	9,664	9,611
7.38%, 10/30/2019	8,653	10,159	SLM Private Education Loan Trust 2014-A
WEA Finance LLC / Westfield UK & Europe			0.80%, 07/15/2022(a),(b)	2,538	2,529
Finance PLC					$112,591
1.75%, 09/15/2017(a)	7,400	7,376
2.70%, 09/17/2019(a)	6,500	6,478	Telecommunications - 2.14%
			AT&T Inc
		$24,013	0.70%, 02/12/2016(b)	9,327	9,324
REITS- 2.57%			2.45%, 06/30/2020	6,664	6,599
Alexandria Real Estate Equities Inc			3.00%, 06/30/2022	4,798	4,706
2.75%, 01/15/2020	11,990	11,887

See accompanying notes

Schedule of Investments
Short-Term Income Fund
October 31, 2015

	Principal		(c)	Fair value of these investments is determined in good faith by the Manager
BONDS (continued)	Amount (000's) Value (000's)		under procedures established and periodically reviewed by the Board of
			Directors. At the end of the period, the fair value of these securities totaled
Telecommunications (continued)			$10,752 or 0.38% of net assets.
Cisco Systems Inc			(d) Security purchased on a when-issued basis.
4.95%, 02/15/2019	$13,990	$15,394	(e) Non-Income Producing Security
Verizon Communications Inc
2.09%, 09/14/2018(b)	4,664	4,791
3.65%, 09/14/2018	8,250	8,702
5.50%, 02/15/2018	4,250	4,611	Portfolio Summary (unaudited)
Vodafone Group PLC			Sector	Percent
1.63%, 03/20/2017	6,164	6,163	Financial	28.85%
		$60,290	Asset Backed Securities	24.05%
			Consumer, Non-cyclical	9.26%
Transportation - 0.32%
			Government	8.11%
Ryder System Inc
			Energy	6.34%
2.45%, 11/15/2018	8,995	9,059
			Mortgage Securities	5.87%
			Utilities	5.20%
Trucking & Leasing - 0.52%			Consumer, Cyclical	3.70%
Penske Truck Leasing Co Lp / PTL Finance			Communications	2.87%
Corp			Technology	2.78%
2.50%, 03/15/2016(a)	6,164	6,195	Industrial	1.96%
3.75%, 05/11/2017(a)	8,169	8,396	Basic Materials	0.91%
		$14,591	Exchange Traded Funds	0.17%
TOTAL BONDS		$2,810,875	Liabilities in Excess of Other Assets, Net	(0.07)%
U.S. GOVERNMENT & GOVERNMENT	Principal		TOTAL NET ASSETS	100.00%
AGENCY OBLIGATIONS - 0.05%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.01%
2.33%, 11/01/2021(b)	$6	$6
2.47%, 09/01/2035(b)	115	122
6.00%, 04/01/2017	12	12
6.00%, 05/01/2017	19	20
7.00%, 12/01/2022	100	106
9.50%, 08/01/2016	1	1
		$267

Federal National Mortgage Association (FNMA) - 0.04%
2.16%, 12/01/2032(b)	56	59
2.21%, 10/01/2035(b)	262	279
2.30%, 11/01/2022(b)	2	2
2.33%, 07/01/2034(b)	49	52
2.35%, 02/01/2037(b)	151	160
2.37%, 08/01/2034(b)	70	75
2.37%, 01/01/2035(b)	116	123
2.38%, 07/01/2034(b)	176	188
2.41%, 11/01/2032(b)	45	47
2.45%, 02/01/2035(b)	26	28
4.12%, 11/01/2035(b)	9	9
5.60%, 04/01/2019(b)	2	2
7.50%, 10/01/2029	5	6
8.00%, 05/01/2027	2	2
8.50%, 11/01/2017	2	2
10.00%, 05/01/2022	2	2
		$1,036
Government National Mortgage Association (GNMA) -
0.00%
9.00%, 04/20/2025	1	2
10.00%, 01/15/2019	21	22
		$24
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,327
Total Investments		$2,816,988
Liabilities in Excess of Other Assets, Net - (0.07)%		$(1,947)
TOTAL NET ASSETS - 100.00%		$2,815,041

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $774,237 or 27.50% of net assets.
(b)	Variable Rate. Rate shown is in effect at October 31, 2015.

See accompanying notes

Schedule of Investments
SmallCap Fund
October 31, 2015

COMMON STOCKS - 96.18%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.43%			Commercial Services (continued)
Astronics Corp (a)	61,180	$2,313	Sabre Corp	283,550	$8,314
Astronics Corp - Class B (a)	9,177	342	Team Health Holdings Inc (a)	114,830	6,852
Esterline Technologies Corp (a)	32,150	2,477	TransUnion (a)	71,710	1,844
Spirit AeroSystems Holdings Inc (a)	64,540	3,404			$47,238

		$8,536	Computers - 4.54%
Airlines - 0.52%			Barracuda Networks Inc (a)	81,000	1,554
Virgin America Inc (a)	87,260	3,107	CACI International Inc (a)	91,010	8,832
			Manhattan Associates Inc (a)	109,940	8,009
			NetScout Systems Inc (a)	193,680	6,947
Apparel - 2.05%			Pure Storage Inc (a)	104,540	1,843
G-III Apparel Group Ltd (a)	117,120	6,452
Skechers U.S.A. Inc (a)	186,360	5,815			$27,185
		$12,267	Diversified Financial Services - 2.53%
			CBOE Holdings Inc	104,710	7,020
Automobile Parts & Equipment - 2.42%			Cowen Group Inc (a)	333,980	1,406
American Axle & Manufacturing Holdings Inc	180,800	4,006	Evercore Partners Inc - Class A	61,750	3,334
(a)
			Houlihan Lokey Inc	154,720	3,390
Cooper Tire & Rubber Co	251,583	10,514			$15,150
		$14,520
			Electric - 2.03%
Banks - 9.24%			Avista Corp	155,344	5,258
Central Pacific Financial Corp	210,090	4,698	Portland General Electric Co	185,760	6,888
Chemical Financial Corp	36,890	1,252			$12,146
First Merchants Corp	32,290	847
First of Long Island Corp/The	31,144	865	Electronics - 0.31%
FNB Corp/PA	331,760	4,469	Fluidigm Corp (a)	25,567	276
Great Western Bancorp Inc	152,730	4,316	Itron Inc (a)	42,720	1,569
Hanmi Financial Corp	67,264	1,715			$1,845
National Penn Bancshares Inc	366,600	4,414
PacWest Bancorp	187,000	8,422	Energy - Alternate Sources - 0.58%
PrivateBancorp Inc	196,440	8,217	Pattern Energy Group Inc	149,722	3,502
Renasant Corp	63,040	2,183
WesBanco Inc	61,370	2,004	Engineering & Construction - 2.67%
Western Alliance Bancorp (a)	126,950	4,538	Dycom Industries Inc (a)	57,760	4,395
Wilshire Bancorp Inc	101,660	1,087	EMCOR Group Inc	173,680	8,385
Wintrust Financial Corp	125,400	6,331	MasTec Inc (a)	193,200	3,240
		$55,358			$16,020

Biotechnology - 2.46%			Entertainment - 2.91%
Acceleron Pharma Inc (a)	31,040	969	Isle of Capri Casinos Inc (a)	172,328	3,297
AMAG Pharmaceuticals Inc (a)	4,870	195	Marriott Vacations Worldwide Corp	95,940	6,179
Aratana Therapeutics Inc (a)	94,078	658	Vail Resorts Inc	69,480	7,932
Bellicum Pharmaceuticals Inc (a)	22,800	285			$17,408
BIND Therapeutics Inc (a)	106,786	494
BIND Therapeutics Inc - Warrants (a),(b)	17,472	—	Food - 1.73%
Bluebird Bio Inc (a)	4,525	349	Amplify Snack Brands Inc (a)	100,950	1,220
Cambrex Corp (a)	51,640	2,374	Cal-Maine Foods Inc	90,894	4,859
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	61	SUPERVALU Inc (a)	655,930	4,309
Epizyme Inc (a)	26,190	343			$10,388
Exact Sciences Corp (a)	77,412	645
			Gas - 1.04%
Fate Therapeutics Inc (a)	115,300	507
			Southwest Gas Corp	101,330	6,228
Genocea Biosciences Inc (a)	69,010	331
Insmed Inc (a)	63,150	1,253
Intercept Pharmaceuticals Inc (a)	3,480	547	Hand & Machine Tools - 0.66%
MacroGenics Inc (a)	36,450	1,133	Regal Beloit Corp	62,030	3,957
NewLink Genetics Corp (a)	21,670	829
Seattle Genetics Inc (a)	16,280	675
			Healthcare - Products - 2.16%
(a)
Spark Therapeutics Inc	5,960	321	EndoChoice Holdings Inc (a)	79,330	819
(a)
Ultragenyx Pharmaceutical Inc	20,970	2,083	ICU Medical Inc (a)	55,670	6,122
(a)
Versartis Inc	63,610	657	K2M Group Holdings Inc (a)	127,700	2,331
		$14,709	LDR Holding Corp (a)	55,430	1,402
			Nevro Corp (a)	39,760	1,621
Building Materials - 1.12%
			STAAR Surgical Co (a)	79,640	649
Universal Forest Products Inc	45,650	3,316
US Concrete Inc (a)	61,400	3,405			$12,944
		$6,721	Healthcare - Services - 1.95%
			Centene Corp (a)	82,130	4,885
Commercial Services - 7.89%
ABM Industries Inc	159,050	4,517	HealthSouth Corp	174,300	6,071
Huron Consulting Group Inc (a)	34,180	1,651	Natera Inc (a)	15,459	127
			Teladoc Inc (a)	30,400	598
Korn/Ferry International	206,990	7,528
Live Nation Entertainment Inc (a)	113,845	3,106			$11,681
Navigant Consulting Inc (a)	85,210	1,465
			Home Builders - 0.76%
(a)
On Assignment Inc	103,320	4,661	Installed Building Products Inc (a)	206,171	4,567
PAREXEL International Corp (a)	115,660	7,300

See accompanying notes

Schedule of Investments
SmallCap Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance - 3.95%			Retail (continued)
American Equity Investment Life Holding Co	136,870	$3,515	Citi Trends Inc	42,320	$1,125
American Financial Group Inc/OH	103,740	7,489	Flex Pharma Inc (a)	43,280	490
AmTrust Financial Services Inc	11,832	807	Freshpet Inc (a)	60,940	594
Argo Group International Holdings Ltd	51,409	3,214	Kirkland's Inc	108,925	2,504
First American Financial Corp	135,730	5,176	Office Depot Inc (a)	1,028,720	7,839
Primerica Inc	72,000	3,429	Penske Automotive Group Inc	117,879	5,757
		$23,630	Red Robin Gourmet Burgers Inc (a)	63,400	4,748
			Rite Aid Corp (a)	945,040	7,447
Internet - 2.61%			Wendy's Co/The	81,857	750
CDW Corp/DE	232,197	10,377
GoDaddy Inc (a)	36,660	1,008			$39,482
Intralinks Holdings Inc (a)	182,300	1,595	Savings & Loans - 0.95%
MaxPoint Interactive Inc (a)	177,160	854	Berkshire Hills Bancorp Inc	41,730	1,194
Rapid7 Inc (a)	20,302	417	Oritani Financial Corp	56,670	902
Rubicon Project Inc/The (a)	91,452	1,386	Provident Financial Services Inc	177,610	3,609
		$15,637			$5,705

Investment Companies - 0.16%			Semiconductors - 1.19%
Apollo Investment Corp	11,184	60	Entegris Inc (a)	226,420	2,905
THL Credit Inc	76,840	880	Qorvo Inc (a)	96,765	4,251
		$940			$7,156

Office Furnishings - 0.57%			Software - 6.52%
Interface Inc	175,280	3,427	2U Inc (a)	135,005	2,832
			Acxiom Corp (a)	169,580	3,751
			Apigee Corp (a)	86,631	836
Oil & Gas - 2.12%			Appfolio Inc (a)	47,170	826
Carrizo Oil & Gas Inc (a)	60,530	2,278
			Aspen Technology Inc (a)	190,000	7,864
Northern Oil and Gas Inc (a)	383,390	1,932
			Black Knight Financial Services Inc (a)	94,800	3,416
PDC Energy Inc (a)	49,510	2,987
RSP Permian Inc (a)	123,940	3,399	Blackbaud Inc	113,690	7,127
			BroadSoft Inc (a)	32,750	1,047
Western Refining Inc	49,780	2,072	MINDBODY Inc (a)	102,370	1,601
		$12,668	SYNNEX Corp	83,420	7,378
Oil & Gas Services - 0.42%			Workiva Inc (a)	143,150	2,374
Matrix Service Co (a)	111,510	2,531			$39,052

			Telecommunications - 2.28%
Packaging & Containers - 0.51%			ARRIS Group Inc (a)	135,181	3,820
Graphic Packaging Holding Co	215,660	3,054	Plantronics Inc	132,470	7,103
			West Corp	115,810	2,758
					$13,681
Pharmaceuticals - 5.29%
Anacor Pharmaceuticals Inc (a)	14,120	1,587	Transportation - 2.74%
Array BioPharma Inc (a)	155,040	794	ArcBest Corp	79,160	2,050
Cerulean Pharma Inc (a)	120,170	439	Ardmore Shipping Corp	128,980	1,851
Chimerix Inc (a)	15,900	623	Atlas Air Worldwide Holdings Inc (a)	102,640	4,233
Clovis Oncology Inc (a)	16,870	1,685	Matson Inc	148,860	6,822
Concert Pharmaceuticals Inc (a)	43,129	979	Navigator Holdings Ltd (a)	99,940	1,432
DexCom Inc (a)	19,100	1,591			$16,388
Dyax Corp (a)	23,920	659	TOTAL COMMON STOCKS		$576,119
FibroGen Inc (a)	31,870	743
			INVESTMENT COMPANIES - 2.50%	Shares Held	Value (000	's)
Nektar Therapeutics (a)	93,150	1,106
Neurocrine Biosciences Inc (a)	49,140	2,412	Publicly Traded Investment Fund - 2.50%
Orexigen Therapeutics Inc (a)	305,790	930	Goldman Sachs Financial Square Funds -	14,949,394	14,949
PRA Health Sciences Inc (a)	163,040	5,713	Government Fund
Prestige Brands Holdings Inc (a)	169,270	8,296
ProQR Therapeutics NV (a)	25,125	366	TOTAL INVESTMENT COMPANIES		$14,949
Proteon Therapeutics Inc (a)	58,150	797	Total Investments		$591,068
Relypsa Inc (a)	49,550	792	Other Assets in Excess of Liabilities, Net - 1.32%		$7,909
Revance Therapeutics Inc (a)	23,876	935	TOTAL NET ASSETS - 100.00%		$598,977
SCYNEXIS Inc (a)	78,360	501
Vanda Pharmaceuticals Inc (a)	68,425	735
		$31,683	(a) Non-Income Producing Security
			(b)		Fair value of these investments is determined in good faith by the Manager
REITS - 9.28%			under procedures established and periodically reviewed by the Board of
Alexandria Real Estate Equities Inc	83,450	7,489	Directors. At the end of the period, the fair value of these securities totaled
CubeSmart	417,440	11,613	$61 or 0.01% of net assets.
First Industrial Realty Trust Inc	353,480	7,663	(c)		Security is Illiquid. At the end of the period, the value of these securities
Highwoods Properties Inc	295,070	12,821	totaled $61 or 0.01% of net assets.
LaSalle Hotel Properties	133,020	3,912
Mid-America Apartment Communities Inc	99,990	8,518
QTS Realty Trust Inc	83,510	3,592
		$55,608

Retail - 6.59%
Caleres Inc	269,240	8,228

See accompanying notes

Schedule of Investments
SmallCap Fund
October 31, 2015

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.11%
Consumer, Non-cyclical		21.48%
Consumer, Cyclical		15.82%
Technology		12.25%
Industrial		9.44%
Communications		4.89%
Energy		3.12%
Utilities		3.07%
Exchange Traded Funds		2.50%
Other Assets in Excess of Liabilities, Net		1.32%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2015	Long	31	$3,578	$3,591	$13
Total					$13

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

COMMON STOCKS - 95.25%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.09%			Banks (continued)
Journal Media Group Inc	618	$8	BNC Bancorp	993	$22
MDC Partners Inc	73,424	1,525	California Republic Bancorp (a)	21,304	630
		$1,533	Cardinal Financial Corp	553	13
			Cass Information Systems Inc	1,267	66
Aerospace & Defense - 0.55%			Cathay General Bancorp	67,600	2,116
Aerojet Rocketdyne Holdings Inc (a)	7,904	134
			City National Corp/CA	136,966	12,272
Astronics Corp (a)	4,741	179
			ConnectOne Bancorp Inc	330,974	5,908
Astronics Corp - Class B (a)	4,596	172	Customers Bancorp Inc (a)	65,849	1,811
Curtiss-Wright Corp	336	23	Eagle Bancorp Inc (a)	2,973	142
HEICO Corp	154,007	7,768	FCB Financial Holdings Inc (a)	80,130	2,849
HEICO Corp - Class A	7,965	348	First Financial Bankshares Inc	7,156	238
Kaman Corp	1,736	67	First NBC Bank Holding Co (a)	65,500	2,436
Moog Inc (a)	1,279	79	Hilltop Holdings Inc (a)	3,495	73
Teledyne Technologies Inc (a)	1,969	176
			Home BancShares Inc/AR	9,066	389
		$8,946	IBERIABANK Corp	70,858	4,296
Agriculture - 0.02%			Live Oak Bancshares Inc	84,890	1,217
Alico Inc	110	5	Opus Bank	121,727	4,534
MGP Ingredients Inc	2,174	37	Pinnacle Financial Partners Inc	45,997	2,421
Vector Group Ltd	11,172	271	PrivateBancorp Inc	303,265	12,686
		$313	Prosperity Bancshares Inc	190,091	9,767
			Renasant Corp	357	12
Airlines - 0.33%			Signature Bank/New York NY (a)	52,162	7,768
Allegiant Travel Co	9,032	1,783	South State Corp	167	13
Hawaiian Holdings Inc (a)	10,098	350	SVB Financial Group (a)	61,142	7,464
Spirit Airlines Inc (a)	50,552	1,877	Texas Capital Bancshares Inc (a)	418	23
Virgin America Inc (a),(b)	36,279	1,292	Walker & Dunlop Inc (a)	156,082	4,528
		$5,302	Western Alliance Bancorp (a)	196,116	7,011
					$99,287
Apparel - 0.82%
Cherokee Inc (a)	1,576	29	Beverages - 0.04%
Columbia Sportswear Co	32,498	1,782	Boston Beer Co Inc/The (a)	1,683	370
Crocs Inc (a)	7,642	83	Coca-Cola Bottling Co Consolidated	564	119
Deckers Outdoor Corp (a)	3,924	218	Farmer Bros Co (a)	1,446	41
G-III Apparel Group Ltd (a)	60,588	3,338	National Beverage Corp (a)	2,013	76
Oxford Industries Inc	23,637	1,721			$606
Sequential Brands Group Inc (a),(b)	148,193	1,854
Skechers U.S.A. Inc (a)	25,000	780	Biotechnology - 4.49%
Steven Madden Ltd (a)	91,419	3,186	Abeona Therapeutics Inc (a),(b)	1,748	7
			Acceleron Pharma Inc (a)	82,472	2,574
Unifi Superior Inc Uniform (a) Group Inc	1,547 406	12 26	Achillion Pharmaceuticals Inc (a),(b)	20,251	158
Vince Holding Corp (a)	3,077	14	Acorda Therapeutics Inc (a)	6,694	241
			Aduro Biotech Inc (a),(b)	1,411	38
Weyco Group Inc	339	10	Advaxis Inc (a),(b)	5,127	57
Wolverine World Wide Inc	13,496	251	Aegerion Pharmaceuticals Inc (a),(b)	4,243	62
		$13,304	Affimed NV (a)	2,587	16
Automobile Manufacturers - 0.01%			Agenus Inc (a)	10,379	47
Blue Bird Corp (a),(b)	1,003	11	Alder Biopharmaceuticals Inc (a)	169,998	5,436
Wabash National Corp (a)	12,371	148	AMAG Pharmaceuticals Inc (a)	18,974	759
		$159	ANI Pharmaceuticals Inc (a),(b)	1,333	56
			Applied Genetic Technologies Corp/DE (a)	1,487	18
Automobile Parts & Equipment - 0.14%			Aratana Therapeutics Inc (a)	254,188	1,777
Accuride Corp (a)	7,447	21
			Ardelyx Inc (a)	2,812	46
American Axle & Manufacturing Holdings Inc	16,082	356	Arena Pharmaceuticals Inc (a),(b)	40,950	77
(a)
			ARIAD Pharmaceuticals Inc (a),(b)	28,731	197
Commercial Vehicle Group Inc (a)	6,291	26
			Assembly Biosciences Inc (a),(b)	2,277	22
Cooper Tire & Rubber Co	2,790	117	Asterias Biotherapeutics Inc (a),(b)	1,774	8
Cooper-Standard Holding Inc (a)	121	8
			Atara Biotherapeutics Inc (a)	2,851	73
Dana Holding Corp	17,653	297	Avalanche Biotechnologies Inc (a)	3,307	28
Dorman Products Inc (a)	3,490	163
			Bellicum Pharmaceuticals Inc (a)	1,400	17
Douglas Dynamics Inc	1,226	27	BioCryst Pharmaceuticals Inc (a)	9,877	89
Gentherm Inc (a)	4,677	230
			BioTime Inc (a),(b)	8,811	33
Horizon Global Corp (a)	807	7
			Bluebird Bio Inc (a)	9,529	735
Meritor Inc (a)	13,845	151
			Blueprint Medicines Corp (a),(b)	1,585	32
Metaldyne Performance Group Inc	1,521	33	Cambrex Corp (a)	5,367	247
Miller Industries Inc/TN	458	10	Celldex Therapeutics Inc (a)	15,337	185
Motorcar Parts of America Inc (a)	2,981	100
			Cellular Biomedicine Group Inc (a)	1,664	35
Strattec Security Corp	192	11
Tenneco Inc (a)	11,645	659	Charles River Laboratories International Inc	144,943	9,456
			(a)
Titan International Inc	1,122	8	ChemoCentryx Inc (a)	4,732	33
Tower International Inc	2,252	62	Coherus Biosciences Inc (a),(b)	59,152	1,647
		$2,286	Corium International Inc (a)	1,808	13
Banks - 6.12%			CTI BioPharma Corp (a),(b)	27,836	37
Ameris Bancorp	15,500	488	Curis Inc (a)	18,817	38
Bank of the Ozarks Inc	161,813	8,094	Cytokinetics Inc (a)	3,035	26

See accompanying notes

Schedule of Investments

SmallCap Growth Fund I

October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Biotechnology (continued)			Biotechnology (continued)

CytRx Corp (a)	11,197	$31	ZIOPHARM Oncology Inc (a),(b)	108,446	$1,235

Dermira Inc (a)	936	25			$72,935

Dynavax Technologies Corp (a)	6,339	144

Emergent BioSolutions Inc (a)	3,711	119	Building Materials - 1.34%

Epizyme Inc (a),(b)	4,914	64	AAON Inc	5,390	110

Esperion Therapeutics Inc (a),(b)	42,640	1,023	Apogee Enterprises Inc	114,015	5,648
			Boise Cascade Co (a)	4,371	131
Exact Sciences Corp (a),(b)	16,869	141
			Builders FirstSource Inc (a)	9,226	109
Exelixis Inc (a),(b)	38,783	233
			Continental Building Products Inc (a)	5,733	101
Fibrocell Science Inc (a),(b)	4,420	17

Five Prime Therapeutics Inc (a)	3,639	117	Drew Industries Inc	3,149	188

Foundation Medicine Inc (a),(b)	2,016	45	Griffon Corp	1,719	30
			Headwaters Inc (a)	112,974	2,321
Galena Biopharma Inc (a),(b)	27,360	46
			Louisiana-Pacific Corp (a)	17,070	301
Genocea Biosciences Inc (a)	3,666	18
			Masonite International Corp (a)	3,932	235
Geron Corp (a),(b)	25,276	88
			NCI Building Systems Inc (a)	4,804	50
Halozyme Therapeutics Inc (a)	18,178	284
			Nortek Inc (a)	1,705	105
Idera Pharmaceuticals Inc (a)	13,217	36
			Patrick Industries Inc (a)	2,331	95
ImmunoGen Inc (a),(b)	14,832	174
			PGT Inc (a)	135,135	1,630
Immunomedics Inc (a)	15,031	45
			Ply Gem Holdings Inc (a)	4,018	47
Incyte Corp (a)	46,298	5,441

Infinity Pharmaceuticals Inc (a),(b)	8,296	86	Quanex Building Products Corp	763	14

Inovio Pharmaceuticals Inc (a),(b)	10,849	69	Simpson Manufacturing Co Inc	444	17
			Summit Materials Inc (a)	297,724	6,270
Insmed Inc (a)	104,554	2,075
			Trex Co Inc (a)	106,541	4,163
Intercept Pharmaceuticals Inc (a)	15,900	2,499
			US Concrete Inc (a)	3,481	193
Intrexon Corp (a)	51,980	1,747

Isis Pharmaceuticals Inc (a),(b)	42,283	2,036			$21,758

Karyopharm Therapeutics Inc (a),(b)	3,907	52
			Chemicals - 0.86%
Kite Pharma Inc (a),(b)	4,942	336
			A Schulman Inc	6,175	222

Lexicon Pharmaceuticals Inc (a)	2,810	27	Aceto Corp	3,276	99
Ligand Pharmaceuticals Inc (a)	3,007	272
			American Vanguard Corp	614	8
Lion Biotechnologies Inc (a)	7,619	49
			Balchem Corp	4,050	277

MacroGenics Inc (a)	78,332	2,434	Calgon Carbon Corp	3,129	54

Medicines Co/The (a)	49,164	1,683	Chemtura Corp (a)	13,509	431

Merrimack Pharmaceuticals Inc (a),(b)	17,864	167	Ferro Corp (a)	9,630	120
Momenta Pharmaceuticals Inc (a)	10,502	172
			Hawkins Inc	338	14
Myriad Genetics Inc (a),(b)	11,954	483
			HB Fuller Co	6,566	249

NeoGenomics Inc (a)	9,057	64	KMG Chemicals Inc	1,663	35
NewLink Genetics Corp (a)	3,595	138
			Koppers Holdings Inc	3,612	68

Nivalis Therapeutics Inc (a)	764	6	Landec Corp (a)	1,572	19

Novavax Inc (a)	46,052	311	Minerals Technologies Inc	6,632	391
Ocata Therapeutics Inc (a)	6,184	27
			Olin Corp	14,693	282

Omeros Corp (a),(b)	115,165	1,443	OMNOVA Solutions Inc (a)	4,740	34

OncoMed Pharmaceuticals Inc (a)	2,861	57	PolyOne Corp	325,025	10,869
Oncothyreon Inc (a)	16,119	48
			Quaker Chemical Corp	2,363	188

Organovo Holdings Inc (a),(b)	15,390	46	Rentech Inc (a)	4,004	23

Otonomy Inc (a)	106,703	2,309	Sensient Technologies Corp	6,111	399
OvaScience Inc (a),(b)	62,860	815
			Stepan Co	1,220	65

Pacific Biosciences of California Inc (a)	10,247	73	Univar Inc (a)	3,512	62
Paratek Pharmaceuticals Inc (a)	2,063	36
					$13,909
Peregrine Pharmaceuticals Inc (a)	31,459	35

Pfenex Inc (a)	2,759	50	Coal - 0.00%

Prothena Corp PLC (a)	17,417	897	Hallador Energy Co	762	4

PTC Therapeutics Inc (a),(b)	137,231	3,414	SunCoke Energy Inc	8,219	41

Repligen Corp (a)	46,668	1,551			$45

Retrophin Inc (a)	6,055	116

Rigel Pharmaceuticals Inc (a)	11,586	29	Commercial Services - 9.60%
			Advisory Board Co/The (a)	176,478	7,735
RTI Surgical Inc (a)	9,408	40
			Alarm.com Holdings Inc (a),(b)	107,731	1,363
Sage Therapeutics Inc (a),(b)	62,307	3,130
			Albany Molecular Research Inc (a)	4,222	76
Sangamo BioSciences Inc (a)	11,773	83
			AMN Healthcare Services Inc (a)	62,137	1,762
Sequenom Inc (a),(b)	19,981	35
			ARC Document Solutions Inc (a)	203,580	1,266
Spark Therapeutics Inc (a),(b)	1,362	73
			Arrowhead Research Corp (a),(b)	5,526	28
Spectrum Pharmaceuticals Inc (a),(b)	3,038	16
			Ascent Capital Group Inc (a)	128,093	2,790
Stemline Therapeutics Inc (a)	438	4
			Bright Horizons Family Solutions Inc (a)	352,081	22,540
Theravance Inc (b)	12,547	110

Tobira Therapeutics Inc (a),(b)	406	4	Brink's Co/The	6,343	196

Tokai Pharmaceuticals Inc (a),(b)	651	7	Capella Education Co	68,010	3,071
			Cardtronics Inc (a)	5,849	202
Trovagene Inc (a),(b)	5,006	22

Ultragenyx Pharmaceutical Inc (a)	101,299	10,065	Carriage Services Inc	838	18

Veracyte Inc (a),(b)	2,716	18	CEB Inc	99,076	7,407
			Cimpress NV (a)	85,735	6,764
Verastem Inc (a)	748	1

Versartis Inc (a)	311	3	Collectors Universe Inc	1,624	28
			CorVel Corp (a)	1,713	57
XBiotech Inc (a)	681	10
			CoStar Group Inc (a)	66,331	13,469
XOMA Corp (a),(b)	12,800	16
			Cross Country Healthcare Inc (a)	58,866	795

			Deluxe Corp	5,557	331

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Computers (continued)
Euronet Worldwide Inc (a)	10,114	$812	MAXIMUS Inc	144,696	$9,868
EVERTEC Inc	8,631	157	MTS Systems Corp	3,447	228
ExamWorks Group Inc (a)	5,409	153	NetScout Systems Inc (a)	9,757	350
Forrester Research Inc	1,952	63	Nimble Storage Inc (a)	6,629	150
Franklin Covey Co (a)	580	10	Qualys Inc (a)	6,626	234
FTI Consulting Inc (a)	1,538	52	RealD Inc (a)	6,968	71
Global Payments Inc	51,017	6,959	Science Applications International Corp	9,816	450
Grand Canyon Education Inc (a)	6,130	255	Silicon Graphics International Corp (a)	6,044	26
Hackett Group Inc/The	4,754	71	Silver Spring Networks Inc (a)	6,424	84
Healthcare Services Group Inc	175,706	6,547	Super Micro Computer Inc (a)	75,377	2,126
HealthEquity Inc (a)	4,753	155	Syntel Inc (a)	7,224	340
Heartland Payment Systems Inc	111,307	8,237	TeleTech Holdings Inc	1,854	54
Heidrick & Struggles International Inc	473	13	Unisys Corp (a)	5,682	76
HMS Holdings Corp (a)	11,685	123	VeriFone Systems Inc (a)	128,136	3,862
Huron Consulting Group Inc (a)	1,005	49	Virtusa Corp (a)	6,783	390
INC Research Holdings Inc (a)	2,194	92	Vocera Communications Inc (a)	3,497	41
Insperity Inc	4,512	210			$50,708
Kforce Inc	148,926	4,186
Korn/Ferry International	92,117	3,350	Consumer Products - 0.05%
			Central Garden and Pet Co - A Shares (a)	1,148	19
Landauer Inc	1,821	72	Helen of Troy Ltd (a)	2,674	265
LendingTree Inc (a)	58,838	7,140
			Tumi Holdings Inc (a)	7,357	118
Liberty Tax Inc	1,200	28
LifeLock Inc (a),(b)	12,456	174	Wausau Paper Corp	6,497	66
Matthews International Corp	29,125	1,681	WD-40 Co	3,081	295
Medifast Inc (a)	2,044	57			$763
Monro Muffler Brake Inc	4,146	307	Cosmetics & Personal Care - 0.00%
Multi-Color Corp	1,663	129	Inter Parfums Inc	1,358	38
National Research Corp	1,941	30	Revlon Inc (a)	645	20
Neff Corp (a)	1,509	9
					$58
Nutrisystem Inc	57,819	1,337
NV5 Holdings Inc (a),(b)	1,187	28	Distribution & Wholesale - 1.45%
On Assignment Inc (a)	9,808	442	Beacon Roofing Supply Inc (a)	3,382	120
PAREXEL International Corp (a)	9,464	597	Core-Mark Holding Co Inc	1,574	128
Patriot National Inc (a)	100,422	1,275	H&E Equipment Services Inc	352,778	6,812
Paylocity Holding Corp (a),(b)	2,831	95	Pool Corp	158,081	12,890
PFSweb Inc (a)	2,455	39	Rentrak Corp (a)	66,437	3,666
Resources Connection Inc	1,569	28			$23,616
RPX Corp (a)	890	13
ServiceSource International Inc (a)	6,928	30	Diversified Financial Services - 1.45%
			Altisource Asset Management Corp (a)	177	4
Sotheby's	8,102	281
SP Plus Corp (a)	2,931	75	BGC Partners Inc	23,894	207
			Blackhawk Network Holdings Inc (a)	7,098	302
Strayer Education Inc (a)	887	47
Team Health Holdings Inc (a)	217,289	12,966	Cohen & Steers Inc	3,625	111
			CoreLogic Inc/United States (a)	177,532	6,920
Team Inc (a)	134,179	4,697
			Cowen Group Inc (a)	1,670	7
Travelport Worldwide Ltd	9,799	133
TriNet Group Inc (a)	6,824	130	Diamond Hill Investment Group Inc	540	108
			Ellie Mae Inc (a)	17,797	1,298
TrueBlue Inc (a)	9,382	272
			Encore Capital Group Inc (a),(b)	1,370	56
United Rentals Inc (a)	58,589	4,386
			Enova International Inc (a)	4,180	54
Vectrus Inc (a)	1,951	49
Volt Information Sciences Inc (a)	1,332	11	Evercore Partners Inc - Class A	4,509	244
			Financial Engines Inc (b)	6,760	217
Weight Watchers International Inc (a),(b)	4,920	76
WEX Inc (a)	24,067	2,164	GAIN Capital Holdings Inc	1,328	10
WuXi PharmaTech Cayman Inc ADR(a)	171,089	7,648	GAMCO Investors Inc	1,162	67
Xoom Corp (a)	318,747	7,950	Greenhill & Co Inc	6,472	167
			Houlihan Lokey Inc	178,244	3,905
		$155,788	Impac Mortgage Holdings Inc (a),(b)	1,407	31
			INTL. FCStone Inc (a)	871	28
Computers - 3.12%
Barracuda Networks Inc (a),(b)	1,569	30	Investment Technology Group Inc	1,027	16
Carbonite Inc (a)	3,670	37	Janus Capital Group Inc	4,576	71
Cray Inc (a)	5,375	159	KCG Holdings Inc (a)	1,047	13
Datalink Corp (a)	942	7	MarketAxess Holdings Inc	4,880	494
Diebold Inc	8,477	313	Medley Management Inc	1,161	9
Digimarc Corp (a),(b)	1,339	30	Moelis & Co	2,810	83
Electronics For Imaging Inc (a)	194,435	9,030	OM Asset Management PLC	4,556	69
EPAM Systems Inc (a)	87,179	6,743	PennyMac Financial Services Inc (a)	680	11
ExlService Holdings Inc (a)	4,051	179	PRA Group Inc (a)	6,318	346
Fleetmatics Group PLC (a)	8,176	455	Pzena Investment Management Inc	2,778	27
Fortinet Inc (a)	153,480	5,274	Regional Management Corp (a)	423	7
Genpact Ltd (a)	344,056	8,526	Stifel Financial Corp (a)	123,424	5,484
Globant SA (a)	2,857	99	Virtu Financial Inc	101,722	2,462
Immersion Corp (a)	4,892	63	Virtus Investment Partners Inc	108	13
LivePerson Inc (a)	10,213	80	WageWorks Inc (a)	4,654	224
Luxoft Holding Inc (a)	4,580	305	Westwood Holdings Group Inc	1,409	82
Manhattan Associates Inc (a)	14,113	1,028	WisdomTree Investments Inc	14,861	286

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Entertainment (continued)
World Acceptance Corp (a),(b)	856	$33	Vail Resorts Inc	6,896	$787
		$23,466			$9,002

Electric - 0.01%			Environmental Control - 1.14%
Genie Energy Ltd	493	6	Casella Waste Systems Inc (a)	1,803	11
Ormat Technologies Inc	2,621	99	CECO Environmental Corp	1,382	12
SparkEnergyInc (b)	445	7	Fenix Parts Inc (a),(b)	1,925	15
		$112	Heritage-Crystal Clean Inc (a)	275	3
			MSA Safety Inc	4,118	179
Electrical Components & Equipment - 0.24%			US Ecology Inc	2,842	112
Advanced Energy Industries Inc (a)	2,856	81
			Waste Connections Inc	333,989	18,196
Belden Inc	5,555	356			$18,528
Encore Wire Corp	2,895	124
EnerSys	1,544	94	Food - 0.70%
Generac Holdings Inc (a),(b)	12,406	391	Amplify Snack Brands Inc (a)	1,621	20
General Cable Corp	8,120	125	B&G Foods Inc	10,986	399
Insteel Industries Inc	3,081	66	Blue Buffalo Pet Products Inc (a),(b)	32,500	583
Littelfuse Inc	3,955	395	Boulder Brands Inc (a),(b)	8,661	77
Universal Display Corp (a)	65,742	2,256	Calavo Growers Inc	2,613	134
		$3,888	Cal-Maine Foods Inc (b)	6,762	361
			Chefs' Warehouse Inc/The (a)	241,924	3,665
Electronics - 1.23%			Dean Foods Co	11,345	205
Allied Motion Technologies Inc	1,375	26	Diamond Foods Inc (a)	3,219	128
Applied Optoelectronics Inc (a)	2,463	51
			Fairway Group Holdings Corp (a),(b)	1,678	2
Badger Meter Inc	1,913	116	Fresh Market Inc/The (a),(b)	5,672	141
Coherent Inc (a)	1,370	74
			Ingles Markets Inc	740	37
ESCO Technologies Inc	172,002	6,380	J&J Snack Foods Corp	1,939	238
FARO Technologies Inc (a)	60,443	2,042
			John B Sanfilippo & Son Inc	458	30
FEI Co	7,756	560	Lancaster Colony Corp	2,755	313
Fluidigm Corp (a)	4,869	53
			Lifeway Foods Inc (a)	939	11
IMAX Corp (a)	36,066	1,385
			Seaboard Corp (a)	26	88
Imprivata Inc (a)	107,338	1,158
			Senomyx Inc (a),(b)	7,447	37
Mesa Laboratories Inc	513	57	Tootsie Roll Industries Inc (b)	1,277	40
Methode Electronics Inc	8,373	279	TreeHouse Foods Inc (a)	53,868	4,613
Newport Corp (a)	2,450	37
			United Natural Foods Inc (a)	6,007	303
NVE Corp	433	26
OSI Systems Inc (a)	1,578	136			$11,425
Plexus Corp (a)	3,522	122	Forest Products & Paper - 0.03%
Rofin-Sinar Technologies Inc (a)	684	20	Clearwater Paper Corp (a)	2,505	126
Rogers Corp (a)	1,887	88	Deltic Timber Corp (c)	1,946	120
Sparton Corp (a)	1,098	26	Neenah Paper Inc	2,578	174
Stoneridge Inc (a)	5,209	66	Orchids Paper Products Co	581	17
TASER International Inc (a),(b)	40,559	950	Schweitzer-Mauduit International Inc	2,647	103
Woodward Inc	138,276	6,291			$540
ZAGG Inc (a)	5,697	48
		$19,991	Hand & Machine Tools - 0.50%
			Franklin Electric Co Inc	5,773	190
Energy - Alternate Sources - 0.01%			Lincoln Electric Holdings Inc	120,395	7,201
Solazyme Inc (a),(b)	13,750	45	Milacron Holdings Corp (a)	45,807	782
TerraForm Global Inc (a)	1,548	12			$8,173
Vivint Solar Inc (a),(b)	2,168	26
		$83	Healthcare - Products - 5.59%
			Abaxis Inc	20,497	1,029
Engineering & Construction - 1.03%			ABIOMED Inc (a)	8,026	591
Argan Inc	2,121	78	Accelerate Diagnostics Inc (a),(b)	3,639	61
Comfort Systems USA Inc	7,866	251	Accuray Inc (a)	14,506	97
Dycom Industries Inc (a)	185,427	14,110	Affymetrix Inc (a)	3,676	34
Exponent Inc	3,228	166	Alere Inc (a)	66,800	3,081
Mistras Group Inc (a)	1,866	35	Align Technology Inc (a)	152,337	9,972
Primoris Services Corp	3,413	68	Analogic Corp	139	12
Tutor Perini Corp (a)	122,680	2,059	AtriCure Inc (a)	169,588	3,141
		$16,767	Atrion Corp	260	96
			BioTelemetry Inc (a)	5,139	67
Entertainment - 0.55%			Cantel Medical Corp	39,400	2,335
AMC Entertainment Holdings Inc	498	14	Cardiovascular Systems Inc (a)	106,290	1,456
Carmike Cinemas Inc (a)	292	7
			Cepheid (a)	66,811	2,231
Churchill Downs Inc	2,814	413	Cerus Corp (a),(b)	14,337	68
Eldorado Resorts Inc (a)	3,042	30
			ConforMIS Inc (a)	46,690	914
Isle of Capri Casinos Inc (a)	4,033	77
			Cutera Inc (a)	2,152	29
Marriott Vacations Worldwide Corp	3,416	220	Cynosure Inc (a)	57,689	2,172
National CineMedia Inc	479,906	6,815	EndoChoice Holdings Inc (a)	1,309	14
Penn National Gaming Inc (a)	708	13
			Endologix Inc (a)	8,867	76
Pinnacle Entertainment Inc (a)	12,350	432
			Entellus Medical Inc (a),(b)	1,088	18
Reading International Inc (a)	1,005	16
			GenMark Diagnostics Inc (a)	7,589	48
SeaWorld Entertainment Inc (b)	8,938	178
			Genomic Health Inc (a),(b)	3,010	63

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Products (continued)			Healthcare - Services (continued)
Glaukos Corp (a)	106,274	$2,130	Premier Inc (a)	180,183	$6,092
Globus Medical Inc (a)	14,981	335	Providence Service Corp/The (a)	2,554	132
Haemonetics Corp (a)	3,176	107	RadNet Inc (a)	7,101	47
HeartWare International Inc (a)	3,135	135	Select Medical Holdings Corp	23,869	270
Henry Schein Inc (a)	68,045	10,323	Surgical Care Affiliates Inc (a)	3,769	112
ICU Medical Inc (a)	2,297	253	Teladoc Inc (a),(b)	220,007	4,327
IDEXX Laboratories Inc (a)	107,648	7,387	US Physical Therapy Inc	2,281	112
Inogen Inc (a)	57,682	2,465	WellCare Health Plans Inc (a)	98,487	8,726
Insulet Corp (a)	7,391	221			$51,079
Integra LifeSciences Holdings Corp (a)	1,617	96
Intersect ENT Inc (a)	2,784	53	Holding Companies - Diversified - 0.00%
			HRG Group Inc (a)	4,509	61
iRadimed Corp (a)	767	20
K2M Group Holdings Inc (a)	472,231	8,619
Lantheus Holdings Inc (a),(b)	3,394	10	Home Builders - 0.29%
LDR Holding Corp (a)	166,183	4,205	CalAtlantic Group Inc	56,615	2,156
LeMaitre Vascular Inc	1,172	16	Cavco Industries Inc (a)	1,257	124
LivaNova PLC (a)	5,604	371	Century Communities Inc (a)	506	10
Luminex Corp (a)	495	9	Installed Building Products Inc (a)	97,605	2,162
Masimo Corp (a)	9,408	373	LGI Homes Inc (a)	839	23
Medgenics Inc (a)	2,847	19	M/I Homes Inc (a)	989	23
Meridian Bioscience Inc	6,525	124	MDC Holdings Inc	1,758	46
MiMedx Group Inc (a),(b)	18,680	136	Meritage Homes Corp (a)	340	12
NanoString Technologies Inc (a)	2,156	31	New Home Co Inc/The (a),(b)	461	7
Natus Medical Inc (a)	4,307	196	TRI Pointe Group Inc (a)	1,184	15
Navidea Biopharmaceuticals Inc (a)	20,223	41	William Lyon Homes (a)	589	13
Neovasc Inc (a)	358,959	2,007	Winnebago Industries Inc	4,409	92
Nevro Corp (a)	162,334	6,618			$4,683
New STERIS Ltd	11,367	852
Novadaq Technologies Inc (a)	154,106	2,011	Home Furnishings - 0.64%
NuVasive Inc (a)	69,243	3,265	American Woodmark Corp (a)	2,939	214
NxStage Medical Inc (a)	8,303	139	Bassett Furniture Industries Inc	1,161	37
Ocular Therapeutix Inc (a),(b)	2,541	22	Daktronics Inc	1,571	15
OraSure Technologies Inc (a)	2,290	12	DTS Inc/CA (a)	2,724	81
Oxford Immunotec Global PLC (a)	3,655	46	Hooker Furniture Corp	457	11
Penumbra Inc (a),(b)	54,875	2,032	iRobot Corp (a)	711	21
Quidel Corp (a)	2,366	45	La-Z-Boy Inc	5,828	166
Rockwell Medical Inc (a),(b)	8,260	96	Select Comfort Corp (a)	11,108	236
SeaSpine Holdings Corp (a)	1	—	Skullcandy Inc (a)	1,974	11
Sientra Inc (a)	2,286	9	Tempur Sealy International Inc (a)	120,303	9,364
Sirona Dental Systems Inc (a)	56,047	6,116	TiVo Inc (a)	12,768	116
Spectranetics Corp/The (a),(b)	7,533	92	Universal Electronics Inc (a)	2,435	116
SurModics Inc (a)	684	15	VOXX International Corp (a)	674	4
T2 Biosystems Inc (a),(b)	1,537	17			$10,392
Tandem Diabetes Care Inc (a)	3,296	30
			Housewares - 0.01%
Utah Medical Products Inc	795	47	Libbey Inc	3,747	126
Vascular Solutions Inc (a)	3,141	101
West Pharmaceutical Services Inc	9,393	564
Wright Medical Group NV (a)	6,099	118	Insurance - 0.12%
Zeltiq Aesthetics Inc (a)	35,845	1,210	Ambac Financial Group Inc (a)	964	16
			Atlas Financial Holdings Inc (a)	46,069	877
		$90,744
			Crawford & Co	1,795	11
Healthcare - Services - 3.15%			Employers Holdings Inc	3,550	94
AAC Holdings Inc (a),(b)	1,582	37	Essent Group Ltd (a)	11,377	274
Acadia Healthcare Co Inc (a)	179,391	11,017	HCI Group Inc	290	13
Addus HomeCare Corp (a)	418	10	Heritage Insurance Holdings Inc (a)	2,995	66
Adeptus Health Inc (a),(b)	15,226	988
			Maiden Holdings Ltd	1,465	23
Air Methods Corp (a)	5,141	210	MGIC Investment Corp (a)	30,895	290
Alliance HealthCare Services Inc (a)	839	7
			National General Holdings Corp	1,012	20
Amedisys Inc (a)	5,882	233
			National Interstate Corp	444	13
Amsurg Corp (a)	80,615	5,651	State National Cos Inc	992	9
Capital Senior Living Corp (a)	5,452	123	Third Point Reinsurance Ltd (a)	763	10
Chemed Corp	2,224	350	Trupanion Inc (a),(b)	3,217	21
Civitas Solutions Inc (a)	2,305	59	Universal Insurance Holdings Inc	6,957	219
Ensign Group Inc/The	3,116	131			$1,956
Genesis Healthcare Inc (a)	4,109	20
HealthSouth Corp	17,650	615	Internet - 3.35%
ICON PLC (a)	100,324	6,408	1-800-Flowers.com Inc (a)	4,777	47
Invitae Corp (a),(b)	1,238	9	8x8 Inc (a)	311,443	3,320
IPC Healthcare Inc (a)	2,743	215	Blue Nile Inc (a)	2,208	75
Laboratory Corp of America Holdings (a)	19,306	2,370	Boingo Wireless Inc (a)	3,638	28
LHC Group Inc (a)	339	15	ChannelAdvisor Corp (a)	155,112	1,353
Molina Healthcare Inc (a),(b)	44,528	2,761	Chegg Inc (a),(b)	329,421	2,273
Natera Inc (a)	1,522	13	Cogent Communications Holdings Inc	380,340	11,684
Nobilis Health Corp (a)	6,881	19	comScore Inc (a)	67,512	2,888

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Internet (continued)			Lodging (continued)
Connecture Inc (a),(b)	1,812	$11	Interval Leisure Group Inc	7,134	$126
Criteo SA ADR(a)	86,005	3,273	La Quinta Holdings Inc (a)	12,201	185
DHI Group Inc (a)	3,568	32	MonarchCasino&Resort Inc (a)	505	11
Endurance International Group Holdings Inc	7,718	103			$11,054
(a),(b)
ePlus Inc (a)	186	16	Machinery - Construction & Mining - 0.00%
Global Eagle Entertainment Inc (a)	8,183	109	Hyster-Yale Materials Handling Inc	563	33
GrubHub Inc (a),(b)	61,402	1,473
HealthStream Inc (a)	4,592	109	Machinery - Diversified - 1.69%
HomeAway Inc (a)	479,213	15,125	Albany International Corp	500	19
Internap Corp (a)	10,109	68	Altra Industrial Motion Corp	3,789	100
Intralinks Holdings Inc (a)	4,378	38	Applied Industrial Technologies Inc	3,987	165
j2 Global Inc	9,462	734	DXP Enterprises Inc (a)	818	25
Lands' End Inc (a),(b)	578	14	Gorman-Rupp Co/The	842	24
Lionbridge Technologies Inc (a)	12,660	68	IDEX Corp	200,680	15,404
Marketo Inc (a)	4,555	134	Kadant Inc	485	20
MaxPoint Interactive Inc (a),(b)	1,833	9	Lindsay Corp	2,243	152
NIC Inc	8,569	163	Middleby Corp/The (a)	65,992	7,717
Overstock.com Inc (a)	2,243	35	Power Solutions International Inc (a),(b)	802	15
Pandora Media Inc (a)	170,961	1,968	Tennant Co	34,820	2,016
Perficient Inc (a)	4,569	76	Zebra Technologies Corp (a)	22,797	1,753
Q2 Holdings Inc (a)	3,571	88			$27,410
Quotient Technology Inc (a),(b)	10,502	58
Rapid7 Inc (a),(b)	1,174	24	Media - 0.24%
			AMC Networks Inc (a)	15,600	1,153
Reis Inc	1,289	31
RetailMeNot Inc (a)	913	8	Crown Media Holdings Inc (a)	6,106	35
RingCentral Inc (a)	335,589	6,208	Entravision Communications Corp	11,133	98
Rubicon Project Inc/The (a)	62,975	955	EW Scripps Co/The	4,866	107
Shutterfly Inc (a)	3,142	131	Gray Television Inc (a)	89,849	1,427
Shutterstock Inc (a),(b)	3,532	101	Hemisphere Media Group Inc (a)	509	7
Stamps.com Inc (a)	3,653	276	Houghton Mifflin Harcourt Co (a)	1,250	24
TechTarget Inc (a)	1,510	14	Martha Stewart Living Omnimedia Inc (a)	4,501	27
Textura Corp (a)	3,532	104	New York Times Co/The	3,536	47
Travelzoo Inc (a)	1,815	16	Nexstar Broadcasting Group Inc	6,680	356
VASCO Data Security International Inc (a),(b)	5,274	100	Sinclair Broadcast Group Inc	13,660	410
VirnetX Holding Corp (a),(b)	8,662	33	Tribune Publishing Co	2,820	27
Wayfair Inc (a),(b)	3,597	152	World Wrestling Entertainment Inc (b)	5,530	99
Web.com Group Inc (a)	5,754	135			$3,817
WebMD Health Corp (a)	8,333	339
Wix.com Ltd (a)	3,505	78	Metal Fabrication & Hardware - 0.65%
			Advanced Drainage Systems Inc	4,411	139
XO Group Inc (a)	5,056	77
			Global Brass & Copper Holdings Inc	3,642	82
Yodlee Inc (a)	3,470	58
			Haynes International Inc	147	6
(a)
Zendesk Inc	7,039	142	Lawson Products Inc/DE (a)	881	23
Zix Corp (a)	11,858	61
			Mueller Industries Inc	8,232	259
		$54,415	Mueller Water Products Inc - Class A	21,008	185
Investment Companies - 0.00%			NN Inc	4,569	63
6D Global Technologies Inc (a),(d)	2,549	8	Omega Flex Inc	671	28
Real Industry Inc (a)	2,873	27	RBC Bearings Inc (a)	87,032	5,952
			Rexnord Corp (a)	13,313	246
		$35
			Sun Hydraulics Corp	4,098	120
Iron & Steel - 0.00%			Valmont Industries Inc	32,156	3,487
Worthington Industries Inc	1,425	44			$10,590

			Mining - 0.02%
Leisure Products & Services - 1.64%			Century Aluminum Co (a)	833	3
Black Diamond Inc (a)	388,425	2,152	Energy Fuels Inc/Canada (a)	4,423	12
ClubCorp Holdings Inc	5,769	118	Globe Specialty Metals Inc	8,543	108
Escalade Inc	845	12	Kaiser Aluminum Corp	737	60
Fox Factory Holding Corp (a)	3,338	59	Stillwater Mining Co (a)	4,997	46
Liberty TripAdvisor Holdings Inc (a)	317,703	9,909
			United States Lime & Minerals Inc	35	2
Lindblad Expeditions Holdings Inc (a)	289,619	3,070	Uranium Energy Corp (a)	16,570	18
Malibu Boats Inc (a)	57,600	819	US Silica Holdings Inc (b)	7,019	127
Marine Products Corp	2,906	21			$376
MCBC Holdings Inc (a)	1,233	16
Nautilus Inc (a)	5,796	99	Miscellaneous Manufacturers - 1.88%
Performance Sports Group Ltd (a)	614	7	American Railcar Industries Inc (b)	544	31
Planet Fitness Inc (a)	380,066	6,211	AZZ Inc	5,335	295
Qunar Cayman Islands Ltd ADR(a)	83,794	4,067	Blount International Inc	8,634	52
Steiner Leisure Ltd (a)	1,650	104	Carlisle Cos Inc	102,416	8,910
		$26,664	Chase Corp	1,066	47
			CLARCOR Inc	6,183	308
Lodging - 0.68%			Core Molding Technologies Inc (a)	1,325	27
Boyd Gaming Corp (a)	17,702	354	EnPro Industries Inc	1,754	86
Diamond Resorts International Inc (a)	364,926	10,378
			FreightCar America Inc	1,273	23

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturers (continued)			Pharmaceuticals (continued)
GP Strategies Corp (a)	2,449	$61	Amphastar Pharmaceuticals Inc (a)	3,564	$ 42
Handy & Harman Ltd (a)	83	2	Anacor Pharmaceuticals Inc (a)	69,949	7,863
Harsco Corp	10,297	111	Anika Therapeutics Inc (a)	2,176	84
Hexcel Corp	410,374	19,009	Antares Pharma Inc (a)	28,970	40
Hillenbrand Inc	8,195	243	Anthera Pharmaceuticals Inc (a)	6,708	39
John Bean Technologies Corp	6,249	280	Array BioPharma Inc (a),(b)	19,475	100
LSB Industries Inc (a)	1,376	22	aTyr Pharma Inc (a),(b)	1,021	13
Lydall Inc (a)	1,212	41	Axovant Sciences Ltd (a)	2,152	26
Myers Industries Inc	4,172	65	BioDelivery Sciences International Inc (a),(b)	7,829	42
Park-Ohio Holdings Corp	1,650	57	BioSpecifics Technologies Corp (a)	833	49
Proto Labs Inc (a)	3,036	197	Cara Therapeutics Inc (a)	3,374	48
Smith & Wesson Holding Corp (a)	13,031	233	Carbylan Therapeutics Inc (a)	2,074	7
Standex International Corp	1,209	108	Catabasis Pharmaceuticals Inc (a)	684	5
Sturm Ruger & Co Inc	2,450	140	Catalent Inc (a)	14,383	382
Tredegar Corp	961	14	Catalyst Pharmaceuticals Inc (a)	12,745	40
TriMas Corp (a)	1,476	30	Cempra Inc (a),(b)	5,484	122
Trinseo SA (a)	1,958	64	Chiasma Inc (a),(b)	103,077	2,344
		$30,456	Chimerix Inc (a)	41,334	1,619
			Cidara Therapeutics Inc (a),(b)	814	11
Office & Business Equipment - 0.00%			Clovis Oncology Inc (a)	4,796	479
Eastman Kodak Co (a)	3,071	38
			Collegium Pharmaceutical Inc (a)	1,127	21
			Concert Pharmaceuticals Inc (a)	2,602	59
Office Furnishings - 0.44%			Corcept Therapeutics Inc (a),(b)	10,472	39
Herman Miller Inc	12,003	381	CorMedix Inc (a),(b)	5,254	13
HNI Corp	8,682	373	DBV Technologies SA ADR(a)	58,914	2,043
Interface Inc	230,947	4,515	Depomed Inc (a)	10,288	180
Knoll Inc	66,339	1,542	DexCom Inc (a)	115,975	9,663
Steelcase Inc	16,972	329	Dicerna Pharmaceuticals Inc (a)	2,555	26
		$7,140	Diplomat Pharmacy Inc (a),(b)	307,986	8,658
			Durect Corp (a)	19,022	39
Oil & Gas - 0.65%			Dyax Corp (a)	439,626	12,102
Carrizo Oil & Gas Inc (a)	351	13	Eagle Pharmaceuticals Inc/DE (a)	1,451	92
Delek US Holdings Inc	7,254	197	Enanta Pharmaceuticals Inc (a)	2,708	76
Diamondback Energy Inc	20,900	1,543	FibroGen Inc (a)	8,224	192
Evolution Petroleum Corp	4,519	31	Flamel Technologies SA ADR(a)	134,800	2,208
(a),(b)
Fairmount Santrol Holdings Inc	10,167	27	Flexion Therapeutics Inc (a),(b)	2,353	39
Isramco Inc (a)	164	16	Foamix Pharmaceuticals Ltd (a)	3,827	27
(a)
Magnum Hunter Resources Corp	35,243	9	Furiex Pharmaceuticals Inc - Rights (a),(c),(d)	1,398	14
Magnum Hunter Resources Corp - Warrants	37,021	—	Global Blood Therapeutics Inc (a),(b)	1,049	49
(a),(c),(d)			GW Pharmaceuticals PLC ADR(a)	23,054	1,823
(a)
Matador Resources Co	222,039	5,708	Heron Therapeutics Inc (a),(b)	181,070	4,964
Panhandle Oil and Gas Inc	1,439	27	Heska Corp (a)	963	30
Par Pacific Holdings Inc (a)	2,565	59	Ignyta Inc (a),(b)	2,153	22
(a)
Parsley Energy Inc	4,229	75	Immune Design Corp (a),(b)	1,914	25
(a)
Rex Energy Corp	212,350	480	Impax Laboratories Inc (a)	12,315	426
Synergy Resources Corp (a)	151,805	1,699	Insys Therapeutics Inc (a),(b)	3,980	103
(a)
Trecora Resources	3,457	49	Intra-Cellular Therapies Inc (a)	22,533	1,079
(a)
Ultra Petroleum Corp	9,629	53	Ironwood Pharmaceuticals Inc (a)	21,584	245
Western Refining Inc	13,317	554	Keryx Biopharmaceuticals Inc (a),(b)	17,527	78
		$10,540	La Jolla Pharmaceutical Co (a)	2,339	58
Oil & Gas Services- 0.56%			Lannett Co Inc (a),(b)	4,547	204
Dril-Quip Inc (a)	72,819	4,483	MannKind Corp (a),(b)	42,627	141
ION Geophysical Corp (a)	4,505	2	Mirati Therapeutics Inc (a)	26,301	930
Oil States International Inc (a)	150,080	4,504	NantKwest Inc (a)	1,012	12
PHI Inc (a)	210	4	Natural Grocers by Vitamin Cottage Inc (a)	1,704	41
Thermon Group Holdings Inc (a)	923	18	Natural Health Trends Corp	1,465	72
			Nektar Therapeutics (a)	22,543	268
		$9,011	Neogen Corp (a)	4,843	262
Packaging & Containers - 0.10%			Neos Therapeutics Inc (a),(b)	72,640	1,029
AEP Industries Inc (a)	680	54	Neurocrine Biosciences Inc (a)	152,424	7,482
Berry Plastics Group Inc (a)	13,417	450	Northwest Biotherapeutics Inc (a),(b)	7,919	39
KapStone Paper and Packaging Corp	54,016	1,175	Ophthotech Corp (a)	4,073	203
		$1,679	Orexigen Therapeutics Inc (a),(b)	17,312	53
			Osiris Therapeutics Inc (b)	2,946	50
Pharmaceuticals - 6.28%			Pacira Pharmaceuticals Inc/DE (a),(b)	37,138	1,855
ACADIA Pharmaceuticals Inc (a)	111,978	3,899
			Pernix Therapeutics Holdings Inc (a),(b)	7,367	21
Adamas Pharmaceuticals Inc (a)	76,774	1,133
			PharMerica Corp (a)	27,100	774
Aerie Pharmaceuticals Inc (a)	67,720	1,545
Agile Therapeutics Inc (a)	1,761	14	Phibro Animal Health Corp	2,955	99
			Portola Pharmaceuticals Inc (a)	44,881	2,137
Aimmune Therapeutics Inc (a),(b)	118,456	1,783
			POZEN Inc (a),(b)	4,904	29
Akebia Therapeutics Inc (a)	67,810	605
			PRA Health Sciences Inc (a)	3,433	120
Akorn Inc (a)	56,620	1,514
			Prestige Brands Holdings Inc (a)	9,001	441
Alimera Sciences Inc (a)	5,145	15
			Progenics Pharmaceuticals Inc (a)	11,783	86
Amicus Therapeutics Inc (a)	575,412	4,316

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Proteon Therapeutics Inc (a),(b)	1,304	$18	Ryman Hospitality Properties Inc	5,686	$299
Radius Health Inc (a)	5,683	365	Sabra Health Care REIT Inc	2,886	65
Raptor Pharmaceutical Corp (a),(b)	13,616	74	Saul Centers Inc	1,570	88
Regulus Therapeutics Inc (a),(b)	4,786	32	Sovran Self Storage Inc	5,864	586
Relypsa Inc (a),(b)	66,205	1,058	Sun Communities Inc	2,016	135
Revance Therapeutics Inc (a)	2,647	104	Universal Health Realty Income Trust	2,301	114
Sagent Pharmaceuticals Inc (a)	3,744	63	Urban Edge Properties	11,563	275
Sarepta Therapeutics Inc (a),(b)	7,107	171	Urstadt Biddle Properties Inc	942	19
SciClone Pharmaceuticals Inc (a)	8,392	64			$8,558
Seres Therapeutics Inc (a)	1,304	39
Sorrento Therapeutics Inc (a),(b)	4,799	41	Retail - 5.93%
Sucampo Pharmaceuticals Inc (a)	4,206	81	American Eagle Outfitters Inc	431,277	6,590
			America's Car-Mart Inc/TX (a)	412	14
Supernus Pharmaceuticals Inc (a)	5,810	96
			Asbury Automotive Group Inc (a)	5,472	433
Synergy Pharmaceuticals Inc (a),(b)	16,927	108
			Ascena Retail Group Inc (a)	4,015	54
Synta Pharmaceuticals Corp (a)	15,375	10
Synutra International Inc (a),(b)	3,610	21	Big Lots Inc	9,848	454
			BJ's Restaurants Inc (a)	5,168	222
Teligent Inc (a)	6,994	51
TESARO Inc (a)	72,586	3,301	Bloomin' Brands Inc	24,018	408
Tetraphase Pharmaceuticals Inc (a),(b)	6,112	55	Bob Evans Farms Inc/DE	218	9
			Bojangles' Inc (a),(b)	1,748	29
TG Therapeutics Inc (a),(b)	5,980	74
			Boot Barn Holdings Inc (a),(b)	2,284	34
TherapeuticsMD Inc (a),(b)	21,937	129
			Bravo Brio Restaurant Group Inc (a)	2,934	34
Threshold Pharmaceuticals Inc (a)	10,202	39
Trevena Inc (a)	5,399	52	Buckle Inc/The	3,715	132
			Buffalo Wild Wings Inc (a)	46,842	7,226
USANA Health Sciences Inc (a)	1,020	131
			Build-A-Bear Workshop Inc (a)	527	8
Vanda Pharmaceuticals Inc (a),(b)	5,650	61
			Burlington Stores Inc (a)	91,988	4,422
VCA Inc (a)	64,000	3,505
Vitae Pharmaceuticals Inc (a),(b)	2,243	27	Caleres Inc	2,710	83
			Carrols Restaurant Group Inc (a)	5,710	67
Vital Therapies Inc (a),(b)	2,838	22
VIVUS Inc (a),(b)	17,565	22	Casey's General Stores Inc	7,072	751
vTv Therapeutics Inc (a),(b)	935	7	Cato Corp/The	588	22
Xencor Inc (a)	157,849	1,709	Cheesecake Factory Inc/The	9,636	464
XenoPort Inc (a),(b)	9,938	61	Chico's FAS Inc	18,672	258
Zafgen Inc (a),(b)	2,788	27	Children's Place Inc/The	2,020	108
			Chuy's Holdings Inc (a)	101,341	2,757
Zogenix Inc (a)	4,190	49
ZS Pharma Inc (a)	22,003	1,430	Citi Trends Inc	428	11
			Container Store Group Inc/The (a)	2,863	33
Zynerba Pharmaceuticals Inc (a),(b)	542	7
			Cracker Barrel Old Country Store Inc (b)	3,566	490
		$102,024	Dave & Buster's Entertainment Inc (a)	255,286	9,849
Pipelines - 0.02%			Del Frisco's Restaurant Group Inc (a)	489	7
SemGroup Corp	8,395	382	Denny's Corp (a)	16,114	177
			Destination XL Group Inc (a)	1,951	11
			DineEquity Inc	2,065	172
Private Equity - 0.10%			Diversified Restaurant Holdings Inc (a)	144,405	432
Fifth Street Asset Management Inc	1,409	8	El Pollo Loco Holdings Inc (a),(b)	2,563	29
GSV Capital Corp (a)	165,539	1,588
			Express Inc (a)	16,838	325
		$1,596	Fiesta Restaurant Group Inc (a)	3,510	124
Real Estate - 0.16%			Finish Line Inc/The	1,658	31
Consolidated-Tomoka Land Co	290	15	First Cash Financial Services Inc (a)	3,421	131
HFF Inc	7,727	267	Five Below Inc (a)	348,509	11,968
Kennedy-Wilson Holdings Inc	1,121	27	Flex Pharma Inc (a),(b)	920	10
Marcus & Millichap Inc (a)	51,044	2,224	Fogo De Chao Inc (a),(b)	1,052	16
		$2,533	Francesca's Holdings Corp (a)	7,514	107
			Freshpet Inc (a),(b)	425,424	4,148
REITS - 0.53%			Group 1 Automotive Inc	1,624	141
Alexander's Inc	424	167	Habit Restaurants Inc/The (a)	2,118	51
American Assets Trust Inc	6,913	291	Hibbett Sports Inc (a)	5,562	190
American Campus Communities Inc	43,650	1,771	HSN Inc	4,234	262
American Farmland Co (a)	68,150	491
			Jack in the Box Inc	54,810	4,085
CareTrust REIT Inc	8,648	98	Jamba Inc (a),(b)	2,484	33
CoreSite Realty Corp	5,134	282	Kirkland's Inc	28,397	653
CubeSmart	24,307	676	Krispy Kreme Doughnuts Inc (a)	8,526	117
CyrusOne Inc	11,733	414	Lithia Motors Inc	86,010	10,097
DuPont Fabros Technology Inc	5,281	169	MarineMax Inc (a)	101,862	1,609
Easterly Government Properties Inc	2,663	47	Mattress Firm Holding Corp (a),(b)	2,698	115
EastGroup Properties Inc	1,917	108	Men's Wearhouse Inc/The	6,332	253
Education Realty Trust Inc	38,230	1,373	Ollie's Bargain Outlet Holdings Inc (a),(b)	268,672	4,258
Equity One Inc	2,928	78	Outerwall Inc (b)	4,240	254
Inland Real Estate Corp	5,318	47	Panera Bread Co (a)	9,300	1,650
LTC Properties Inc	1,440	62	Papa John's International Inc	5,964	419
National Health Investors Inc	2,980	175	Papa Murphy's Holdings Inc (a),(b)	1,856	26
Potlatch Corp	5,313	166	Party City Holdco Inc (a)	4,642	74
PS Business Parks Inc	920	79	PetMed Express Inc	3,896	66
QTS Realty Trust Inc	5,448	234	Pier 1 Imports Inc	15,975	119
RLJ Lodging Trust	9,904	249	Popeyes Louisiana Kitchen Inc (a)	5,104	288

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Software (continued)
Potbelly Corp (a)	3,969	$44	Benefitfocus Inc (a),(b)	1,465	$47
PriceSmart Inc	44,531	3,829	Blackbaud Inc	273,786	17,163
Red Robin Gourmet Burgers Inc (a)	52,828	3,956	Bottomline Technologies de Inc (a)	4,552	126
Restoration Hardware Holdings Inc (a),(b)	15,869	1,636	Brightcove Inc (a)	5,841	36
Ruth's Hospitality Group Inc	4,410	68	Broadridge Financial Solutions Inc	254,125	15,141
Shake Shack Inc (a)	932	42	BroadSoft Inc (a)	360,750	11,533
Sonic Corp	8,800	251	Callidus Software Inc (a)	7,255	126
Sportsman's Warehouse Holdings Inc (a)	1,947	21	Code Rebel Corp (a),(b)	538	3
Texas Roadhouse Inc	9,117	313	CommVault Systems Inc (a)	5,893	239
Tile Shop Holdings Inc (a)	85,497	1,241	Computer Programs & Systems Inc	2,095	80
Tilly's Inc (a)	119,861	874	Constant Contact Inc (a)	4,150	108
Tuesday Morning Corp (a)	6,202	34	Cornerstone OnDemand Inc (a)	83,085	2,617
Vitamin Shoppe Inc (a)	228	7	CSG Systems International Inc	4,294	144
Wingstop Inc (a)	1,090	25	Cvent Inc (a)	4,283	135
Winmark Corp	457	46	Demandware Inc (a)	124,233	7,045
Zoe's Kitchen Inc (a),(b)	186,874	6,435	Ebix Inc (b)	4,974	138
Zumiez Inc (a)	2,805	49	Envestnet Inc (a),(b)	4,622	138
		$96,281	Epiq Systems Inc	2,651	37
			Everyday Health Inc (a)	52,147	490
Savings & Loans - 0.24%			Fair Isaac Corp	54,923	5,073
BofI Holding Inc (a),(b)	27,227	2,178
			Five9 Inc (a)	4,807	21
HomeStreet Inc (a)	1,336	28
			Glu Mobile Inc (a),(b)	537,124	2,212
Meridian Bancorp Inc	1,395	20	Guidance Software Inc (a)	4,113	23
Pacific Premier Bancorp Inc (a)	78,825	1,683
			Guidewire Software Inc (a)	275,330	16,033
United Financial Bancorp Inc	1,815	23	Hortonworks Inc (a)	1,381	27
		$3,932	HubSpot Inc (a),(b)	175,663	9,113
			Imperva Inc (a)	126,084	8,905
Semiconductors - 4.46%
Advanced Micro Devices Inc (a)	35,989	76	inContact Inc (a)	230,279	2,049
Ambarella Inc (a)	6,362	315	InnerWorkings Inc (a)	3,256	24
Applied Micro Circuits Corp (a)	3,725	24	Inovalon Holdings Inc (a)	35,610	821
Cabot Microelectronics Corp (a)	5,084	214	Interactive Intelligence Group Inc (a)	330,112	10,676
Cascade Microtech Inc (a)	2,066	32	Jive Software Inc (a),(b)	8,687	42
Cavium Inc (a)	284,836	20,209	MedAssets Inc (a)	7,430	176
CEVA Inc (a)	1,819	43	Medidata Solutions Inc (a)	170,035	7,312
Cirrus Logic Inc (a)	13,102	404	MicroStrategy Inc (a)	30,821	5,303
Entegris Inc (a)	10,725	138	MINDBODY Inc (a),(b)	1,020	16
Exar Corp (a)	1,170	7	Model N Inc (a)	127,800	1,291
FormFactor Inc (a)	4,884	40	Monotype Imaging Holdings Inc	197,723	5,406
Inphi Corp (a)	54,741	1,630	New Relic Inc (a)	24,821	984
Integrated Device Technology Inc (a)	207,885	5,301	Nuance Communications Inc (a)	168,800	2,865
InvenSense Inc (a),(b)	13,668	163	Omnicell Inc (a)	8,507	231
IPG Photonics Corp (a)	26,086	2,155	OPOWER Inc (a),(b)	4,479	43
Lattice Semiconductor Corp (a)	5,502	25	Park City Group Inc (a),(b)	2,188	25
			Paycom Software Inc (a)	7,676	292
M/A-COM Technology Solutions Holdings	285,797	9,643
Inc (a)			PDF Solutions Inc (a)	4,502	48
Mattson Technology Inc (a)	13,816	32	Pegasystems Inc	238,532	6,653
MaxLinear Inc (a)	73,987	962	Press Ganey Holdings Inc (a),(b)	1,994	62
Mellanox Technologies Ltd (a)	62,962	2,966	Proofpoint Inc (a),(b)	256,039	18,035
Microsemi Corp (a)	90,638	3,264	QAD Inc	820	21
			Qlik Technologies Inc (a)	393,607	12,347
Monolithic Power Systems Inc	111,120	6,936
Pixelworks Inc (a)	115,530	381	Quality Systems Inc	9,324	131
PMC-Sierra Inc (a)	7,790	93	Rackspace Hosting Inc (a)	30,600	791
			RealPage Inc (a)	6,934	117
Power Integrations Inc	2,576	130
Rambus Inc (a)	23,974	247	Sapiens International Corp NV	4,018	47
Rudolph Technologies Inc (a)	1,212	15	SciQuest Inc (a)	3,167	38
Semtech Corp (a)	2,885	50	SolarWinds Inc (a)	64,456	3,740
Sigma Designs Inc (a)	113,610	1,001	SPS Commerce Inc (a)	37,079	2,663
Silicon Laboratories Inc (a)	132,707	6,632	SS&C Technologies Holdings Inc	96,695	7,170
			Synchronoss Technologies Inc (a),(b)	265,511	9,341
Silicon Motion Technology Corp ADR	39,100	1,243
Synaptics Inc (a)	90,080	7,665	Tableau Software Inc (a)	67,266	5,648
			Take-Two Interactive Software Inc (a)	224,554	7,455
Tessera Technologies Inc	7,453	261
Xcerra Corp (a)	4,535	31	Tangoe Inc (a)	7,272	60
			TubeMogul Inc (a)	2,957	35
		$72,328
			Tyler Technologies Inc (a)	6,349	1,082
Software - 15.30%			Ultimate Software Group Inc/The (a)	86,306	17,637
2U Inc (a),(b)	447,945	9,399	Veeva Systems Inc (a)	158,600	4,024
ACI Worldwide Inc (a)	23,887	572	Verint Systems Inc (a)	7,587	361
American Software Inc/GA	1,701	17	Xactly Corp (a)	1,392	13
Apigee Corp (a),(b)	1,061	10	Xura Inc (a)	4,195	109
Appfolio Inc (a)	954	17
					$248,424
Aspen Technology Inc (a)	149,369	6,182
AVG Technologies NV (a)	10,989	260	Storage & Warehousing - 0.00%
Avid Technology Inc (a)	3,596	30	Mobile Mini Inc	559	19

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000	's)

Telecommunications - 2.91%			Transportation (continued)
A10 Networks Inc (a)	6,542	$47	XPO Logistics Inc (a),(b)	10,356		$288
Alliance Fiber Optic Products Inc	2,651	36	YRC Worldwide Inc (a)	1,502		28
ARRIS Group Inc (a)	38,400	1,085				$27,189
CalAmp Corp (a)	6,495	123
Ciena Corp (a)	630,524	15,221	Trucking & Leasing - 0.01%
			Greenbrier Cos Inc/The (b)	5,735		218
Clearfield Inc (a),(b)	2,184	31
CommScope Holding Co Inc (a)	92,300	2,993
Consolidated Communications Holdings Inc	4,251	94	Water - 0.00%
DigitalGlobe Inc (a)	151,234	2,258	American States Water Co	538		22
EarthLink Holdings Corp	28,803	246	York Water Co/The	189		4
Extreme Networks Inc (a)	1,906	7				$26
FairPoint Communications Inc (a)	3,766	60
			TOTAL COMMON STOCKS			$1,546,580
General Communication Inc (a)	6,422	131
			INVESTMENT COMPANIES - 9.44%	Shares Held	Value (000	's)
Gigamon Inc (a)	100,883	2,647
Gogo Inc (a),(b)	7,383	104	Publicly Traded Investment Fund - 9.44%
GTT Communications Inc (a)	162,681	3,046	BlackRock Liquidity Funds FedFund Portfolio	7,477,533		7,478
Harmonic Inc (a)	2,714	16	Cash Account Trust - Government & Agency	541,486		542
IDT Corp - Class B	865	11	Portfolio - Government Cash Managed
Infinera Corp (a)	194,571	3,844	First American Government Obligations Fund	74,996,449		74,996
Infoblox Inc (a)	388,894	6,343	Goldman Sachs Financial Square Funds -	70,191,236		70,191
Inteliquent Inc	2,753	57	Government Fund (e)
Intelsat SA (a)	2,214	15				$153,207
InterDigital Inc/PA	6,783	344	TOTAL INVESTMENT COMPANIES			$153,207
Ixia (a)	7,001	101	Total Investments			$1,699,787
KVH Industries Inc (a)	2,560	25	Liabilities in Excess of Other Assets, Net - (4.69)%			$(76,131)
Leap Wireless International Inc - Rights	5,801	15	TOTAL NET ASSETS - 100.00%			$1,623,656
(a),(c),(d)
LogMeIn Inc (a)	26,812	1,806
Loral Space & Communications Inc (a)	2,326	104	(a) Non-Income Producing Security
Lumos Networks Corp	3,666	48	(b)		Security or a portion of the security was on loan at the end of the period.
NeuStar Inc (a),(b)	5,640	153	(c)		Security is Illiquid. At the end of the period, the value of these securities
Plantronics Inc	7,196	386	totaled $149 or 0.01% of net assets.
RigNet Inc (a),(b)	2,118	64	(d)		Fair value of these investments is determined in good faith by the Manager
Ruckus Wireless Inc (a)	9,905	112	under procedures established and periodically reviewed by the Board of
Shenandoah Telecommunications Co	4,947	231	Directors. At the end of the period, the fair value of these securities totaled
ShoreTel Inc (a)	2,688	25	$37 or 0.00% of net assets.
Straight Path Communications Inc (a),(b)	1,707	53	(e)		Security was purchased with the cash proceeds from securities loans.
Ubiquiti Networks Inc (a),(b)	6,377	186
ViaSat Inc (a)	4,735	312
Vonage Holdings Corp (a)	773,278	4,694
West Corp	2,570	61	Portfolio Summary (unaudited)
Windstream Holdings Inc (b)	16,634	108	Sector			Percent
		$47,243	Consumer, Non-cyclical			29.92%
			Technology			22.88%
Textiles - 0.01%			Consumer, Cyclical			12.94%
Culp Inc	2,000	60	Industrial			12.04%
G&K Services Inc	1,902	125	Exchange Traded Funds			9.44%
		$185	Financial			8.72%
			Communications			6.59%
Toys, Games & Hobbies - 0.00%
JAKKS Pacific Inc (a),(b)	1,031	8	Energy			1.24%
			Basic Materials			0.91%
			Utilities			0.01%
Transportation - 1.68%			Diversified			0.00%
ArcBest Corp	1,674	43	Liabilities in Excess of Other Assets, Net			(4.69)%
Celadon Group Inc	3,478	50	TOTAL NET ASSETS			100.00%
Covenant Transportation Group Inc (a)	2,171	42
Echo Global Logistics Inc (a)	5,349	127
Forward Air Corp	24,933	1,131
Genesee & Wyoming Inc (a)	94,656	6,352
Heartland Express Inc	6,603	124
Hub Group Inc (a)	4,321	173
Kirby Corp (a)	116,363	7,597
Knight Transportation Inc	261,025	6,635
Landstar System Inc	34,197	2,156
Marten Transport Ltd	665	11
Matson Inc	8,059	369
PAM Transportation Services Inc (a)	677	24
Radiant Logistics Inc (a)	5,984	24
Roadrunner Transportation Systems Inc (a)	137,912	1,467
Saia Inc (a)	5,771	136
Swift Transportation Co (a)	17,715	277
Universal Truckload Services Inc	1,258	20
USA Truck Inc (a)	979	18
Werner Enterprises Inc	3,660	97

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
October 31, 2015

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2015	Long	739	$84,694	$85,598	$904
Total					$904
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2015

COMMON STOCKS - 97.70%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.05%			Banks (continued)
Harte-Hanks Inc	80,734	$343	PrivateBancorp Inc	133,942	$5,603
Sizmek Inc (a)	33,657	200	S&T Bancorp Inc	59,180	1,887
		$543	Simmons First National Corp	47,832	2,465
			Southside Bancshares Inc	40,090	1,078
Aerospace & Defense - 1.52%			Talmer Bancorp Inc	106,693	1,795
AAR Corp	56,514	1,283	Texas Capital Bancshares Inc (a)	77,893	4,300
Aerojet Rocketdyne Holdings Inc (a)	107,270	1,817
			Tompkins Financial Corp	20,829	1,131
Aerovironment Inc (a)	35,214	813
			TrustCo Bank Corp NY	161,754	1,008
Cubic Corp	37,018	1,660	UMB Financial Corp	71,256	3,497
Curtiss-Wright Corp	79,773	5,549	United Bankshares Inc/WV (b)	109,938	4,348
Kaman Corp	46,209	1,797	United Community Banks Inc/GA	98,717	1,990
Moog Inc (a)	57,630	3,559	Walker & Dunlop Inc (a)	45,622	1,323
National Presto Industries Inc	8,248	726	Westamerica Bancorporation	43,437	1,920
		$17,204	Wilshire Bancorp Inc	120,143	1,284
Agriculture - 0.32%			Wintrust Financial Corp	81,991	4,140
Andersons Inc/The	44,744	1,584			$101,316
Universal Corp/VA	38,536	2,081	Biotechnology - 1.60%
		$3,665	Acorda Therapeutics Inc (a)	72,838	2,625
			ANI Pharmaceuticals Inc (a),(b)	12,848	537
Airlines - 0.84%			Cambrex Corp (a)	53,334	2,452
Hawaiian Allegiant Travel Holdings Co Inc (a)	83,014 22,515	2,880 4,446	Emergent BioSolutions Inc (a)	51,449	1,654
Republic Airways Holdings Inc (a)	86,525	498	Ligand Pharmaceuticals Inc (a),(b)	30,715	2,775
			Medicines Co/The (a)	113,506	3,886
SkyWest Inc	86,025	1,638	Momenta Pharmaceuticals Inc (a)	106,457	1,747
		$9,462	Repligen Corp (a)	55,947	1,860
Apparel - 1.41%			Spectrum Pharmaceuticals Inc (a),(b)	100,698	525
Crocs Inc (a)	126,965	1,371			$18,061
G-III Apparel Group Ltd (a)	67,649	3,727
Iconix Brand Group Inc (a)	82,044	1,257	Building Materials - 1.82%
Oxford Industries Inc	24,808	1,807	AAON Inc	69,144	1,415
Perry Ellis International Inc (a)	19,906	427	Apogee Enterprises Inc	49,697	2,461
Steven Madden Ltd (a)	96,643	3,368	Boise Cascade Co (a)	66,624	1,994
Unifi Inc (a)	25,466	779	Drew Industries Inc	41,043	2,456
			Gibraltar Industries Inc (a)	50,037	1,267
Wolverine World Wide Inc	175,273	3,255
		$15,991	Griffon Corp	66,932	1,150
			Headwaters Inc (a)	125,590	2,581
Automobile Parts & Equipment - 0.82%			PGT Inc (a)	82,593	996
Dorman Products Inc (a),(b)	52,677	2,459	Quanex Building Products Corp	57,580	1,086
Gentherm Inc (a)	61,298	3,013	Simpson Manufacturing Co Inc	70,977	2,696
Motorcar Parts of America Inc (a)	30,899	1,040	Universal Forest Products Inc	34,226	2,486
Standard Motor Products Inc	33,751	1,494			$20,588
Superior Industries International Inc	39,775	783
Titan International Inc	74,093	526	Chemicals - 2.03%
		$9,315	A Schulman Inc	49,793	1,787
			Aceto Corp	49,497	1,493
Banks - 8.96%			American Vanguard Corp	43,686	586
Ameris Bancorp	43,979	1,385	Balchem Corp	53,499	3,654
Banner Corp	34,876	1,711	Calgon Carbon Corp	89,024	1,531
BBCN Bancorp Inc	135,239	2,271	Hawkins Inc	16,302	675
Boston Private Financial Holdings Inc	142,077	1,628	HB Fuller Co	85,874	3,262
Cardinal Financial Corp	54,755	1,245	Innophos Holdings Inc	33,410	1,420
Central Pacific Financial Corp	53,261	1,191	Innospec Inc	41,055	2,268
City Holding Co	26,038	1,245	Intrepid Potash Inc (a)	95,822	370
Columbia Banking System Inc	98,148	3,270	Koppers Holdings Inc	34,940	662
Community Bank System Inc	69,653	2,839	Kraton Performance Polymers Inc (a)	53,295	1,087
CVB Financial Corp	168,124	2,934	Quaker Chemical Corp	22,672	1,800
First BanCorp/Puerto Rico (a)	197,116	747	Rayonier Advanced Materials Inc	72,903	672
First Commonwealth Financial Corp	151,235	1,390	Stepan Co	31,084	1,645
First Financial Bancorp	104,909	2,023			$22,912
First Financial Bankshares Inc (b)	109,101	3,629
First Midwest Bancorp Inc/IL	132,548	2,362	Coal - 0.08%
First NBC Bank Holding Co (a)	26,840	998	Cloud Peak Energy Inc (a),(b)	103,759	308
FNB Corp/PA	297,992	4,014	SunCoke Energy Inc	110,958	551
Glacier Bancorp Inc	128,405	3,513			$859
Hanmi Financial Corp	54,361	1,386	Commercial Services - 5.27%
Home BancShares Inc/AR	100,240	4,302	ABM Industries Inc	95,501	2,712
Independent Bank Corp/Rockland MA	44,550	2,082	Albany Molecular Research Inc (a),(b)	45,806	826
LegacyTexas Financial Group Inc	74,477	2,137	American Public Education Inc (a)	28,175	612
MB Financial Inc	118,887	3,833	AMN Healthcare Services Inc (a)	81,007	2,298
National Penn Bancshares Inc	238,354	2,870	Brink's Co/The	83,041	2,573
NBT Bancorp Inc	74,334	2,090	Capella Education Co	18,668	843
OFG Bancorp	74,575	687	Cardtronics Inc (a)	76,299	2,632
Old National Bancorp/IN	195,849	2,742	Career Education Corp (a)	115,512	417
Pinnacle Financial Partners Inc	57,447	3,023
See accompanying notes			456

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Diversified Financial Services (continued)
CDI Corp	24,776	$198	Interactive Brokers Group Inc - A Shares	97,585	$4,015
CorVel Corp (a)	17,617	585	INTL. FCStone Inc (a)	26,191	838
Cross Country Healthcare Inc (a)	54,806	740	Investment Technology Group Inc	57,744	924
ExamWorks Group Inc (a)	67,099	1,895	Piper Jaffray Cos (a)	25,675	913
Forrester Research Inc	17,060	551	PRA Group Inc (a)	82,172	4,503
Green Dot Corp (a)	79,674	1,477	Virtus Investment Partners Inc	11,694	1,369
Healthcare Services Group Inc	122,230	4,554	WageWorks Inc (a)	60,951	2,927
HealthEquity Inc (a)	58,822	1,924	World Acceptance Corp (a),(b)	14,493	553
Heartland Payment Systems Inc	62,478	4,623			$25,723
Heidrick & Struggles International Inc	29,368	780
HMS Holdings Corp (a)	150,541	1,585	Electric - 1.71%
Insperity Inc	32,005	1,487	ALLETE Inc	77,425	3,888
Kelly Services Inc	50,299	795	Avista Corp	105,906	3,585
Korn/Ferry International	87,672	3,189	El Paso Electric Co	68,722	2,657
Landauer Inc	16,285	643	NorthWestern Corp	80,009	4,336
LendingTree Inc (a)	11,366	1,379	UIL Holdings Corp	96,224	4,906
Matthews International Corp	56,039	3,235			$19,372
Medifast Inc (a)	16,143	452
			Electrical Components & Equipment - 1.26%
Monro Muffler Brake Inc	54,317	4,029	Advanced Energy Industries Inc (a)	69,734	1,972
Monster Worldwide Inc (a)	155,058	972
			Encore Wire Corp	35,271	1,509
Navigant Consulting Inc (a)	81,420	1,400
			EnerSys	78,841	4,808
Nutrisystem Inc	49,402	1,143	General Cable Corp	83,166	1,280
On Assignment Inc (a)	80,538	3,633
			Littelfuse Inc	38,500	3,847
Resources Connection Inc	63,563	1,141	Powell Industries Inc	15,341	511
Strayer Education Inc (a)	18,747	992	Vicor Corp (a)	28,014	271
TrueBlue Inc (a)	71,330	2,067
					$14,198
Universal Technical Institute Inc	35,700	152
Viad Corp	34,134	1,028	Electronics - 3.20%
		$59,562	American Science & Engineering Inc	12,147	455
			Badger Meter Inc	24,672	1,495
Computers - 2.22%			Bel Fuse Inc	15,043	271
Agilysys Inc (a)	25,718	292	Benchmark Electronics Inc (a)	86,940	1,720
CACI International Inc (a)	41,129	3,991
			Brady Corp	81,225	1,848
Ciber Inc (a)	121,046	432
			Checkpoint Systems Inc	71,673	536
Electronics For Imaging Inc (a)	80,430	3,735	Coherent Inc (a)	42,223	2,289
Engility Holdings Inc	29,414	947	CTS Corp	55,809	1,015
ExlService Holdings Inc (a)	56,363	2,495
			Electro Scientific Industries Inc	46,767	218
Insight Enterprises Inc (a)	63,053	1,602
			ESCO Technologies Inc	44,368	1,646
LivePerson Inc (a)	83,572	652	FARO Technologies Inc (a)	29,567	999
Lumentum Holdings Inc (a)	79,437	1,139	II-VI Inc (a)	89,506	1,622
Mercury Systems Inc (a)	55,605	954	Itron Inc (a)	64,837	2,381
MTS Systems Corp	25,394	1,677	Methode Electronics Inc	65,409	2,180
Super Micro Computer Inc (a)	61,870	1,745	Newport Corp (a)	67,288	1,017
Sykes Enterprises Inc (a)	67,327	1,953	OSI Systems Inc (a)	31,239	2,692
TeleTech Holdings Inc	27,917	812	Park Electrochemical Corp	34,663	566
Virtusa Corp (a)	45,917	2,637	Plexus Corp (a)	57,183	1,980
		$25,063	Rofin-Sinar Technologies Inc (a)	47,910	1,388
			Rogers Corp (a)	31,715	1,475
Consumer Products - 0.79%			Sanmina Corp (a)	136,776	2,827
Central Garden & Pet Co (a)	16,802	267
			TASER International Inc (a),(b)	91,600	2,144
Central Garden and Pet Co - A Shares (a)	55,542	938
			TTM Technologies Inc (a)	109,534	800
Helen of Troy Ltd (a)	48,651	4,827
Wausau Paper Corp	70,663	721	Watts Water Technologies Inc	47,986	2,612
WD-40 Co	22,905	2,189			$36,176
		$8,942	Energy - Alternate Sources - 0.21%
Cosmetics & Personal Care - 0.07%			FutureFuel Corp	38,650	596
Inter Parfums Inc	28,989	801	Green Plains Inc	60,863	1,248
			REX American Resources Corp (a)	9,860	541
					$2,385
Distribution & Wholesale - 1.20%
Core-Mark Holding Co Inc	39,182	3,185	Engineering & Construction - 1.58%
			Aegion Corp (a)	61,604	1,188
Essendant Inc	64,612	2,234
Pool Corp	72,985	5,951	Comfort Systems USA Inc	63,835	2,038
ScanSource Inc (a)	46,945	1,620	Dycom Industries Inc (a)	57,941	4,409
Veritiv Corp (a)	13,872	583	EMCOR Group Inc	106,752	5,154
		$13,573	Exponent Inc	44,069	2,266
			MYR Group Inc (a)	35,767	805
Diversified Financial Services - 2.27%			Orion Marine Group Inc (a)	46,313	181
Calamos Asset Management Inc	29,318	275	TopBuild Corp (a)	65,040	1,829
Encore Capital Group Inc (a),(b)	39,899	1,624			$17,870
Enova International Inc (a)	45,441	591
Evercore Partners Inc - Class A	58,604	3,164	Entertainment - 0.67%
Financial Engines Inc (b)	87,996	2,830	Marriott Vacations Worldwide Corp	46,563	2,999
			Pinnacle Entertainment Inc (a)	103,202	3,613
Greenhill & Co Inc	46,356	1,197

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Entertainment (continued)			Healthcare - Services (continued)
Scientific Games Corp (a),(b)	84,899	$941	Healthways Inc (a)	52,995	$624
		$7,553	IPC Healthcare Inc (a)	29,606	2,324
			Kindred Healthcare Inc	142,590	1,911
Environmental Control - 0.37%			LHC Group Inc (a)	21,982	990
Tetra Tech Inc	102,354	2,753	Magellan Health Inc (a)	45,921	2,452
US Ecology Inc	36,900	1,447	Providence Service Corp/The (a)	22,378	1,156
		$4,200	Select Medical Holdings Corp	178,679	2,019
Food - 2.03%			US Physical Therapy Inc	21,205	1,040
B&G Foods Inc	98,561	3,577			$23,715
Calavo Growers Inc	25,118	1,291	Home Builders - 0.37%
Cal-Maine Foods Inc	52,744	2,820	M/I Homes Inc (a)	41,740	958
Darling Ingredients Inc (a)	280,854	2,842
			Meritage Homes Corp (a)	62,704	2,211
Diamond Foods Inc (a)	44,949	1,781
			Winnebago Industries Inc	45,787	961
J&J Snack Foods Corp	25,112	3,083
Sanderson Farms Inc (b)	33,530	2,331			$4,130
Seneca Foods Corp - Class A (a)	10,279	300	Home Furnishings - 1.03%
Snyder's-Lance Inc	88,911	3,160	American Woodmark Corp (a)	23,214	1,688
SpartanNash Co	63,779	1,779	Daktronics Inc	65,480	635
		$22,964	DTS Inc/CA (a)	29,325	873
			Ethan Allen Interiors Inc (b)	44,429	1,209
Forest Products & Paper - 0.72%			iRobot Corp (a),(b)	50,767	1,523
Clearwater Paper Corp (a)	32,395	1,634
Deltic Timber Corp (c)	18,883	1,170	La-Z-Boy Inc	85,956	2,454
			Select Comfort Corp (a)	87,404	1,853
Neenah Paper Inc	28,449	1,918	Universal Electronics Inc (a)	25,807	1,228
PH Glatfelter Co	73,709	1,430	VOXX International Corp (a)	33,938	175
Schweitzer-Mauduit International Inc	51,807	2,011			$11,638
		$8,163
			Insurance - 2.83%
Gas - 2.38%			American Equity Investment Life Holding Co	138,309	3,552
Laclede Group Inc/The	73,649	4,314	AMERISAFE Inc	32,317	1,769
New Jersey Resources Corp	145,360	4,605	eHealth Inc (a)	28,277	338
Northwest Natural Gas Co	46,517	2,222	Employers Holdings Inc	54,463	1,442
Piedmont Natural Gas Co Inc	134,649	7,717	HCI Group Inc	15,355	670
South Jersey Industries Inc	116,523	3,089	Horace Mann Educators Corp	69,985	2,396
Southwest Gas Corp	79,997	4,916	Infinity Property & Casualty Corp	19,355	1,558
		$26,863	Navigators Group Inc/The (a)	18,601	1,587
Hand & Machine Tools - 0.20%			ProAssurance Corp	91,235	4,832
Franklin Electric Co Inc	67,170	2,214	RLI Corp	63,941	3,891
			Safety Insurance Group Inc	23,860	1,383
			Selective Insurance Group Inc	97,087	3,543
Healthcare - Products - 4.18%			Stewart Information Services Corp	37,801	1,518
Abaxis Inc	36,301	1,823	United Fire Group Inc	35,784	1,331
ABIOMED Inc (a)	65,772	4,845
			United Insurance Holdings Corp	30,378	502
Affymetrix Inc (a)	135,695	1,248
			Universal Insurance Holdings Inc	55,265	1,743
Analogic Corp	21,150	1,853			$32,055
AngioDynamics Inc (a)	44,761	563
Cantel Medical Corp	60,742	3,601	Internet - 1.93%
CONMED Corp	43,793	1,776	8x8 Inc (a)	150,618	1,606
CryoLife Inc	42,946	453	Blucora Inc (a)	69,637	682
Cynosure Inc (a)	38,593	1,453	Blue Nile Inc (a)	19,566	667
Greatbatch Inc (a)	43,445	2,322	comScore Inc (a)	55,253	2,364
Haemonetics Corp (a)	86,506	2,922	DHI Group Inc (a)	73,790	668
Hanger Inc (a)	60,083	866	ePlus Inc (a)	9,913	837
ICU Medical Inc (a)	24,221	2,664	FTD Cos Inc (a)	31,190	883
Inogen Inc (a)	24,009	1,026	HealthStream Inc (a)	41,417	986
Integra LifeSciences Holdings Corp (a)	48,350	2,880	j2 Global Inc	78,226	6,066
Invacare Corp	50,770	877	Liquidity Services Inc (a)	40,835	334
Luminex Corp (a)	65,131	1,185	NIC Inc	103,741	1,968
Masimo Corp (a)	78,016	3,096	Perficient Inc (a)	59,994	1,003
Meridian Bioscience Inc	70,916	1,348	QuinStreet Inc (a)	60,442	336
Merit Medical Systems Inc (a)	75,079	1,392	Stamps.com Inc (a)	25,228	1,908
MiMedx Group Inc (a),(b)	168,484	1,227	VASCO Data Security International Inc (a),(b)	50,407	958
Natus Medical Inc (a)	56,244	2,561	XO Group Inc (a)	40,152	608
NuVasive Inc (a)	83,196	3,923			$21,874
SurModics Inc (a)	21,984	469
Vascular Solutions Inc (a)	29,447	946	Iron & Steel - 0.08%
			AK Steel Holding Corp (a),(b)	302,323	874
		$47,319

Healthcare - Services - 2.10%			Leisure Products & Services - 0.16%
Air Methods Corp (a)	60,786	2,488
Almost Family Inc (a)	14,023	580	Arctic Cat Inc	22,073	454
Amedisys Inc (a)	48,075	1,903	Callaway Golf Co	133,595	1,329
					$1,783
Chemed Corp	28,762	4,524
Ensign Group Inc/The	40,409	1,704

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Lodging - 0.44%			Oil & Gas (continued)
Boyd Gaming Corp (a)	135,793	$2,714	Stone Energy Corp (a),(b)	97,326	$544
Interval Leisure Group Inc	66,443	1,173	Synergy Resources Corp (a)	162,475	1,818
Marcus Corp/The	32,092	664	Unit Corp (a)	85,706	1,081
MonarchCasino&Resort Inc (a)	18,181	399			$12,856
		$4,950
			Oil & Gas Services - 1.25%
Machinery - Construction & Mining - 0.09%			Basic Energy Services Inc (a),(b)	66,672	247
Astec Industries Inc	32,039	1,041	Bristow Group Inc	59,364	2,062
			CARBO Ceramics Inc	33,264	583
			Exterran Holdings Inc	118,057	2,567
Machinery - Diversified - 1.15%			Flotek Industries Inc (a),(b)	91,134	1,649
Albany International Corp	48,960	1,839	Geospace Technologies Corp (a),(b)	22,351	343
Applied Industrial Technologies Inc	67,452	2,786
			Gulf Island Fabrication Inc	22,745	230
Briggs & Stratton Corp	74,777	1,329	Gulfmark Offshore Inc (b)	43,680	273
Chart Industries Inc (a)	51,927	893
			Helix Energy Solutions Group Inc (a)	167,523	968
DXP Enterprises Inc (a)	21,308	645
			ION Geophysical Corp (a)	218,402	81
Lindsay Corp	19,453	1,319	Matrix Service Co (a)	45,423	1,031
SPX FLOW Inc (a)	69,863	2,368
			Newpark Resources Inc (a)	143,050	810
Tennant Co	31,023	1,797	Pioneer Energy Services Corp (a)	109,645	253
		$12,976	SEACOR Holdings Inc (a)	28,005	1,636
Media - 0.61%			Tesco Corp	66,308	530
EW Scripps Co/The	90,970	2,007	TETRA Technologies Inc (a)	136,327	919
Gannett Co Inc	195,561	3,094			$14,182
Scholastic Corp	43,901	1,794
			Packaging & Containers - 0.28%
		$6,895	KapStone Paper and Packaging Corp	145,641	3,168
Metal Fabrication & Hardware - 0.53%
CIRCOR International Inc	28,004	1,286	Pharmaceuticals - 2.04%
Haynes International Inc	21,158	835	Anika Therapeutics Inc (a)	24,874	958
Mueller Industries Inc	96,878	3,054	Depomed Inc (a),(b)	102,531	1,795
Olympic Steel Inc	15,523	148	Enanta Pharmaceuticals Inc (a),(b)	22,270	626
TimkenSteel Corp	65,086	692	Impax Laboratories Inc (a)	115,544	4,001
		$6,015	Lannett Co Inc (a),(b)	47,128	2,110
			Nektar Therapeutics (a),(b)	225,032	2,671
Mining - 0.77%
Century Aluminum Co (a),(b)	84,207	305	Neogen Corp (a)	63,351	3,424
			PharMerica Corp (a)	51,735	1,478
Globe Specialty Metals Inc	110,330	1,392
Kaiser Aluminum Corp	29,286	2,381	Prestige Brands Holdings Inc (a)	89,635	4,393
			Sagent Pharmaceuticals Inc (a)	40,568	682
Materion Corp	34,212	1,031
Stillwater Mining Co (a)	205,540	1,920	Supernus Pharmaceuticals Inc (a)	57,651	951
US Silica Holdings Inc (b)	90,766	1,639			$23,089
		$8,668	Publicly Traded Investment Fund - 0.35%
Miscellaneous Manufacturers - 2.37%			iShares Core S&P Small-Cap ETF	35,122	3,971
Actuant Corp	101,115	2,305
AZZ Inc	43,811	2,424	Real Estate - 0.25%
Barnes Group Inc	87,401	3,285	Forestar Group Inc (a)	57,146	809
EnPro Industries Inc	37,325	1,833	HFF Inc	58,532	2,020
Fabrinet (a)	51,212	1,110
					$2,829
Federal Signal Corp	106,256	1,600
Harsco Corp	136,160	1,461	REITS - 7.25%
Hillenbrand Inc	106,996	3,175	Acadia Realty Trust	117,010	3,849
John Bean Technologies Corp	49,637	2,227	Agree Realty Corp	29,337	950
LSB Industries Inc (a)	33,324	521	American Assets Trust Inc	66,420	2,800
Lydall Inc (a)	28,915	990	Capstead Mortgage Corp	162,904	1,572
Myers Industries Inc	38,996	609	CareTrust REIT Inc	81,840	927
SPX Corp	69,863	856	Cedar Realty Trust Inc	127,169	889
Standex International Corp	21,712	1,948	Chesapeake Lodging Trust	101,429	2,793
Sturm Ruger & Co Inc	31,794	1,810	CoreSite Realty Corp	45,102	2,478
Tredegar Corp	42,216	602	Cousins Properties Inc	349,948	3,514
		$26,756	DiamondRock Hospitality Co	341,252	3,986
			EastGroup Properties Inc	54,491	3,060
Office Furnishings - 0.19%			Education Realty Trust Inc	82,225	2,953
Interface Inc	111,954	2,189	EPR Properties	98,257	5,582
			Franklin Street Properties Corp	151,584	1,580
Oil & Gas - 1.14%			GEO Group Inc/The	126,933	4,096
Approach Resources Inc (a),(b)	62,746	148	Getty Realty Corp	44,318	748
Bill Barrett Corp (a),(b)	84,916	414	Government Properties Income Trust	120,843	1,967
Bonanza Creek Energy Inc (a)	69,350	395	Healthcare Realty Trust Inc	170,713	4,500
Carrizo Oil & Gas Inc (a)	90,850	3,419	Inland Real Estate Corp	153,814	1,361
Contango Oil & Gas Co (a)	29,712	227	Kite Realty Group Trust	141,660	3,741
Northern Oil and Gas Inc (a),(b)	86,921	438	Lexington Realty Trust	361,586	3,196
PDC Energy Inc (a)	68,170	4,113	LTC Properties Inc	60,469	2,591
Penn Virginia Corp (a),(b)	121,851	75	Medical Properties Trust Inc	397,659	4,494
Rex Energy Corp (a),(b)	81,316	184	Parkway Properties Inc/MD	138,444	2,316

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

REITS (continued)			Semiconductors (continued)
Pennsylvania Real Estate Investment Trust	117,586	$2,643	CEVA Inc (a)	34,924	$816
PS Business Parks Inc	33,013	2,832	Cirrus Logic Inc (a)	107,949	3,328
Retail Opportunity Investments Corp	167,901	3,044	Cohu Inc	42,165	531
Sabra Health Care REIT Inc	110,729	2,511	Diodes Inc (a)	66,098	1,514
Saul Centers Inc	19,462	1,091	DSP Group Inc (a)	37,638	380
Summit Hotel Properties Inc	147,211	1,926	Exar Corp (a)	81,784	465
Universal Health Realty Income Trust	20,821	1,035	Kopin Corp (a)	106,341	284
Urstadt Biddle Properties Inc	45,145	907	Kulicke & Soffa Industries Inc (a)	124,179	1,316
		$81,932	Microsemi Corp (a)	162,259	5,843
			MKS Instruments Inc	90,747	3,198
Retail - 6.18%			Monolithic Power Systems Inc	61,936	3,866
Barnes & Noble Education Inc (a)	66,309	978
			Nanometrics Inc (a)	41,074	628
Barnes & Noble Inc	104,920	1,363	Pericom Semiconductor Corp	34,183	596
Big 5 Sporting Goods Corp	31,686	290	Power Integrations Inc	49,484	2,504
Biglari Holdings Inc (a)	1,791	688
			QLogic Corp (a)	148,993	1,848
BJ's Restaurants Inc (a)	35,685	1,532
			Rambus Inc (a)	197,814	2,041
Bob Evans Farms Inc/DE	38,027	1,645	Rudolph Technologies Inc (a)	53,750	687
Buckle Inc/The (b)	47,852	1,696
			Semtech Corp (a)	112,944	1,977
Caleres Inc	74,362	2,273	Tessera Technologies Inc	83,283	2,912
Cash America International Inc	45,200	1,561	Ultratech Inc (a)	46,520	727
Cato Corp/The	44,741	1,689	Veeco Instruments Inc (a)	69,342	1,250
Children's Place Inc/The	34,533	1,853			$39,730
DineEquity Inc	28,874	2,410
Express Inc (a)	125,292	2,418	Software - 3.84%
Ezcorp Inc (a)	88,113	587	Blackbaud Inc	79,686	4,995
Finish Line Inc/The	76,283	1,421	Bottomline Technologies de Inc (a)	66,205	1,833
First Cash Financial Services Inc (a)	47,594	1,816	Computer Programs & Systems Inc	17,870	679
Francesca's Holdings Corp (a)	71,940	1,022	Constant Contact Inc (a)	54,668	1,427
Fred's Inc	59,383	821	CSG Systems International Inc	55,581	1,863
Genesco Inc (a)	40,870	2,561	Digi International Inc (a)	42,475	548
Group 1 Automotive Inc	38,947	3,387	Ebix Inc (b)	45,690	1,267
Haverty Furniture Cos Inc	35,040	820	Epiq Systems Inc	54,597	753
Hibbett Sports Inc (a)	41,847	1,430	Interactive Intelligence Group Inc (a)	29,466	953
Kirkland's Inc	26,755	615	ManTech International Corp/VA	41,412	1,197
Lithia Motors Inc	40,351	4,737	MedAssets Inc (a),(b)	102,004	2,415
Lumber Liquidators Holdings Inc (a),(b)	46,044	636	Medidata Solutions Inc (a)	94,004	4,042
MarineMax Inc (a)	43,443	686	MicroStrategy Inc (a)	15,861	2,729
Men's Wearhouse Inc/The	82,151	3,284	Monotype Imaging Holdings Inc	67,581	1,848
Movado Group Inc	28,141	724	Omnicell Inc (a)	61,041	1,660
Outerwall Inc (b)	30,816	1,849	Progress Software Corp (a)	84,999	2,064
Papa John's International Inc	49,638	3,483	Quality Systems Inc	74,854	1,052
Pep Boys-Manny Moe & Jack/The (a)	91,569	1,377	Synchronoss Technologies Inc (a)	67,110	2,361
PetMed Express Inc	34,563	581	SYNNEX Corp	49,183	4,350
Popeyes Louisiana Kitchen Inc (a)	38,931	2,197	Take-Two Interactive Software Inc (a)	145,186	4,820
Red Robin Gourmet Burgers Inc (a)	24,090	1,804	Tangoe Inc (a)	63,398	525
Regis Corp (a)	72,077	1,191			$43,381
Ruby Tuesday Inc (a)	105,333	551
Ruth's Hospitality Group Inc	59,859	928	Storage & Warehousing - 0.23%
Sonic Automotive Inc	55,916	1,395	Mobile Mini Inc	77,185	2,643
Sonic Corp	88,264	2,519
Stage Stores Inc	54,313	529	Telecommunications - 2.76%
Stein Mart Inc	49,705	440	ADTRAN Inc	84,877	1,318
Texas Roadhouse Inc	107,205	3,683	Anixter International Inc (a)	48,200	3,306
Tuesday Morning Corp (a)	74,896	405	Atlantic Tele-Network Inc	18,269	1,396
Vitamin Shoppe Inc (a)	50,106	1,438	Black Box Corp	26,137	319
Zumiez Inc (a)	33,997	594	CalAmp Corp (a)	61,653	1,169
		$69,907	Cincinnati Bell Inc (a)	356,768	1,345
			Comtech Telecommunications Corp	27,402	662
Savings & Loans - 1.49%
			Consolidated Communications Holdings Inc	85,865	1,898
Astoria Financial Corp	154,214	2,461	General Communication Inc (a)	51,086	1,040
Bank Mutual Corp	72,614	526	Harmonic Inc (a)	149,818	863
BofI Holding Inc (a),(b)	24,196	1,936
			Iridium Communications Inc (a),(b)	137,059	1,125
Brookline Bancorp Inc	119,206	1,353	Ixia (a)	103,010	1,485
Dime Community Bancshares Inc	51,841	899	LogMeIn Inc (a)	42,265	2,847
Northfield Bancorp Inc	77,824	1,192
			Lumos Networks Corp	38,930	505
Northwest Bancshares Inc	172,840	2,326	NETGEAR Inc (a)	54,644	2,262
Oritani Financial Corp	63,597	1,013	Ruckus Wireless Inc (a)	148,915	1,680
Provident Financial Services Inc	99,906	2,030
			Spok Holdings Inc	36,565	659
Sterling Bancorp/DE	202,895	3,123	ViaSat Inc (a)	75,545	4,983
		$16,859	Viavi Solutions Inc (a)	400,057	2,380
Semiconductors - 3.51%					$31,242
Brooks Automation Inc	114,733	1,267
Cabot Microelectronics Corp (a)	41,542	1,752	Textiles - 0.44%
			G&K Services Inc	33,931	2,234

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2015

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Textiles (continued)
UniFirst Corp/MA	25,918		$2,723
			$4,957

Transportation - 2.03%
ArcBest Corp	41,458		1,074
Atlas Air Worldwide Holdings Inc (a)	42,590		1,756
Celadon Group Inc	46,197		669
Echo Global Logistics Inc (a)	43,623		1,038
Era Group Inc (a)	32,890		458
Forward Air Corp	52,762		2,393
Heartland Express Inc	106,049		1,997
Hornbeck Offshore Services Inc (a),(b)	54,216		732
Hub Group Inc (a)	61,140		2,444
Knight Transportation Inc	105,072		2,671
Marten Transport Ltd	40,578		665
Matson Inc	73,996		3,391
Roadrunner Transportation Systems Inc (a)	51,390		547
Saia Inc (a)	42,428		1,002
Tidewater Inc (b)	79,846		986
UTI Worldwide Inc (a)	156,777		1,118
			$22,941

Water - 0.23%
American States Water Co	63,310		2,580

TOTAL COMMON STOCKS			$1,104,683
INVESTMENT COMPANIES - 4.98%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 4.98%
BlackRock Liquidity Funds FedFund Portfolio	20,223,503		20,223
Goldman Sachs Financial Square Funds -	36,068,930		36,069
Government Fund (d)
			$56,292
TOTAL INVESTMENT COMPANIES			$56,292
Total Investments			$1,160,975
Liabilities in Excess of Other Assets, Net - (2.68)%			$(30,323)
TOTAL NET ASSETS - 100.00%			$1,130,652

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c)		Security is Illiquid. At the end of the period, the value of these securities totaled $1,170 or 0.10% of net assets.
(d)		Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector			Percent
Financial			23.05%
Consumer, Non-cyclical			18.40%
Industrial			16.40%
Consumer, Cyclical			13.98%
Technology			9.57%
Communications			5.35%
Exchange Traded Funds			5.33%
Utilities			4.32%
Basic Materials			3.60%
Energy			2.68%
Liabilities in Excess of Other Assets, Net			(2.68)%
TOTAL NET ASSETS			100.00%

Futures Contracts

						Unrealized
Type	Long/Short Contracts			Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2015	Long		230	$26,443	$26,641	$198
Total						$198

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS - 92.69%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.08%			Automobile Parts & Equipment (continued)
Harte-Hanks Inc	104,995	$446	Horizon Global Corp (a)	3,362	$29
Journal Media Group Inc	27,359	336	Meritor Inc (a)	25,553	278
Marchex Inc	23,792	102	Metaldyne Performance Group Inc	1,074	23
MDC Partners Inc	6,772	141	Miller Industries Inc/TN	19,089	433
Sizmek Inc (a)	5,083	30	Modine Manufacturing Co (a)	48,418	405
		$1,055	Motorcar Parts of America Inc (a)	5,043	170
			Remy International Inc	16,297	481
Aerospace & Defense - 1.26%			Spartan Motors Inc	57,096	236
AAR Corp	62,514	1,418	Standard Motor Products Inc	8,019	354
Aerojet Rocketdyne Holdings Inc (a)	8,240	140
			Strattec Security Corp	2,606	156
Aerovironment Inc (a)	8,652	200
			Superior Industries International Inc	34,913	687
Arotech Corp (a)	9,039	13
			Supreme Industries Inc	16,313	130
Cubic Corp	18,366	823	Tenneco Inc (a)	187,125	10,589
Curtiss-Wright Corp	67,341	4,685	Titan International Inc	27,349	194
Ducommun Inc (a)	24,492	530
			Tower International Inc	1,811	50
Esterline Technologies Corp (a)	32,579	2,510
					$17,960
Kaman Corp	13,037	507
KLX Inc (a)	33,362	1,304	Banks - 10.87%
Kratos Defense & Security Solutions Inc (a)	66,159	330	1st Constitution Bancorp (a)	882	11
LMI Aerospace Inc (a)	3,878	41	1st Source Corp	29,683	943
Moog Inc (a)	15,787	975	Access National Corp	1,674	35
National Presto Industries Inc	922	81	Alliance Bancorp Inc of Pennsylvania (c)	942	23
Orbital ATK Inc	7,183	615	American National Bankshares Inc	2,252	57
SIFCO Industries Inc	610	8	American River Bankshares (a)	5,499	57
Teledyne Technologies Inc (a)	14,418	1,287	Ameris Bancorp	28,179	888
Triumph Group Inc	25,275	1,177	AmeriServ Financial Inc	22,099	73
		$16,644	Ames National Corp	1,885	47
			Arrow Financial Corp	5,121	142
Agriculture - 0.22%			ASB Bancorp Inc (a)	600	15
Alico Inc	707	30	Associated Banc-Corp	118,400	2,290
Alliance One International Inc (a)	6,752	119
			BancFirst Corp	1,416	87
Andersons Inc/The	15,794	559	Bancorp Inc/The (a)	10,984	79
MGP Ingredients Inc	5,023	87	BancorpSouth Inc	50,155	1,251
Tejon Ranch Co (a)	2,466	56
			Bank of Commerce Holdings	1,302	8
Universal Corp/VA	27,504	1,485	Bank of Florida Corp (a),(b),(c)	6,269	—
Vector Group Ltd	23,761	576	Banner Corp	3,812	188
		$2,912	Bar Harbor Bankshares	1,678	59
Airlines - 0.36%			BBCN Bancorp Inc	24,050	404
Hawaiian Holdings Inc (a)	5,512	191	BCB Bancorp Inc	1,563	16
JetBlue Airways Corp (a),(b)	121,734	3,024	Blue Hills Bancorp Inc	5,451	77
Republic Airways Holdings Inc (a)	60,841	351	BNC Bancorp	7,925	178
SkyWest Inc	60,318	1,148	Boston Private Financial Holdings Inc	78,731	902
Virgin America Inc (a)	1,611	57	Bridge Bancorp Inc	2,637	76
		$4,771	Bryn Mawr Bank Corp	8,169	238
			Camden National Corp	1,495	58
Apparel - 0.52%			Capital Bank Financial Corp	128,045	4,136
Cherokee Inc (a)	334	6	Capital City Bank Group Inc	14,180	219
Columbia Sportswear Co	7,572	415	Cardinal Financial Corp	18,871	429
Crocs Inc (a)	2,363	26	Carolina Bank Holdings Inc (a)	378	6
Deckers Outdoor Corp (a)	2,830	158	Cascade Bancorp (a)	14,452	81
Delta Apparel Inc (a)	6,921	114	Cass Information Systems Inc	955	50
Iconix Brand Group Inc (a)	54,084	829	Cathay General Bancorp	39,189	1,227
Lakeland Industries Inc (a)	6,346	78	CenterState Banks Inc	12,492	182
Perry Ellis International Inc (a)	22,372	480	Central Pacific Financial Corp	20,569	460
Rocky Brands Inc	8,535	109	Century Bancorp Inc/MA	1,037	46
Sequential Brands Group Inc (a)	1,225	15	Chemical Financial Corp	22,186	753
Skechers U.S.A. Inc (a)	47,865	1,493	Citizens & Northern Corp	5,813	115
Steven Madden Ltd (a)	61,600	2,147	Citizens First Corp	300	4
Superior Uniform Group Inc	8,321	142	City Holding Co	3,641	174
Unifi Inc (a)	26,534	812	CNB Financial Corp/PA	2,978	55
Weyco Group Inc	1,645	46	CoBiz Financial Inc	6,371	79
		$6,870	Codorus Valley Bancorp Inc	1,188	24
			Colony Bankcorp Inc (a)	706	6
Automobile Manufacturers - 0.01%			Columbia Banking System Inc	7,807	260
Navistar International Corp (a)	6,533	81
Wabash National Corp (a)	530	6	Community Bank System Inc	36,268	1,478
			Community Trust Bancorp Inc	2,959	102
		$87	Community West Bancshares	1,308	9
Automobile Parts & Equipment - 1.36%			CommunityOne Bancorp (a)	2,769	36
Accuride Corp (a)	2,103	6	ConnectOne Bancorp Inc	15,081	269
Cooper Tire & Rubber Co	35,544	1,486	CU Bancorp (a)	4,976	120
Cooper-Standard Holding Inc (a)	7,118	464	Customers Bancorp Inc (a)	13,227	364
Dana Holding Corp	56,344	946	CVB Financial Corp	14,381	251
Douglas Dynamics Inc	12,786	281	Eagle Bancorp Inc (a)	1,816	87
Federal-Mogul Holdings Corp (a)	72,562	562	Eastern Virginia Bankshares Inc	851	6
See accompanying notes			462

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)			Banks (continued)
Enterprise Bancorp Inc/MA	1,631	$38	Old Line Bancshares Inc	2,086	$ 36
Enterprise Financial Services Corp	7,193	204	Old National Bancorp/IN	75,315	1,054
Evans Bancorp Inc	387	10	Old Second Bancorp Inc (a)	18,139	121
Farmers Capital Bank Corp (a)	6,113	165	Opus Bank	1,936	72
FCB Financial Holdings Inc (a)	7,489	266	Pacific Continental Corp	6,854	98
Fidelity Southern Corp	9,313	195	Pacific Mercantile Bancorp (a)	1,055	7
Financial Institutions Inc	21,092	550	PacWest Bancorp	8,299	374
First Bancorp Inc/ME	2,270	48	Park National Corp	2,734	248
First BanCorp/Puerto Rico (a)	72,599	275	Park Sterling Corp	46,252	335
First Bancorp/Southern Pines NC	20,058	372	Patriot National Bancorp Inc (a)	212	3
First Bancshares Inc/The	1,620	26	Peapack Gladstone Financial Corp	3,035	69
First Busey Corp	20,053	418	Penns Woods Bancorp Inc	915	41
First Business Financial Services Inc	7,736	191	Peoples Bancorp Inc/OH	18,125	347
First Citizens BancShares Inc/NC	1,958	501	Peoples Bancorp of North Carolina Inc	1,797	35
First Commonwealth Financial Corp	142,847	1,313	Peoples Financial Services Corp	1,505	61
First Community Bancshares Inc/VA	21,848	420	People's Utah Bancorp	978	16
First Connecticut Bancorp Inc/Farmington CT	9,254	161	Pinnacle Financial Partners Inc	25,110	1,321
First Financial Bancorp	48,316	931	Preferred Bank/Los Angeles CA	4,968	164
First Financial Bankshares Inc	3,656	122	Premier Financial Bancorp Inc	8,519	125
First Financial Corp/IN	6,852	234	PrivateBancorp Inc	30,031	1,256
First Interstate BancSystem Inc	9,024	255	Prosperity Bancshares Inc	198,177	10,182
First Merchants Corp	330,869	8,679	QCR Holdings Inc	3,242	74
First Midwest Bancorp Inc/IL	172,902	3,081	Renasant Corp	24,890	863
First NBC Bank Holding Co (a)	2,892	108	Republic Bancorp Inc/KY	10,321	262
First of Long Island Corp/The	2,381	66	Republic First Bancorp Inc (a)	2,088	8
First United Corp (a)	1,489	13	S&T Bancorp Inc	26,099	832
FirstMerit Corp	757,076	14,226	Sandy Spring Bancorp Inc	36,710	1,010
FNB Corp/PA	141,450	1,905	SB Financial Group Inc	2,685	28
Franklin Financial Network Inc (a)	1,200	32	Select Bancorp Inc (a)	2,142	17
Fulton Financial Corp	217,510	2,919	ServisFirst Bancshares Inc	3,024	128
German American Bancorp Inc	4,115	129	Sierra Bancorp	23,063	374
Glacier Bancorp Inc	25,201	689	Simmons First National Corp	4,044	208
Great Southern Bancorp Inc	2,279	110	South State Corp	3,096	240
Great Western Bancorp Inc	9,794	277	Southcoast Financial Corp (a)	598	8
Guaranty Bancorp	6,423	106	Southern First Bancshares Inc (a)	357	8
Guaranty Federal Bancshares Inc	541	8	Southern National Bancorp of Virginia Inc	1,953	22
Hancock Holding Co	43,974	1,214	Southside Bancshares Inc	3,449	93
Hanmi Financial Corp	4,956	127	Southwest Bancorp Inc	22,312	377
Hawthorn Bancshares Inc	1,683	23	State Bank Financial Corp	4,862	104
Heartland Financial USA Inc	5,512	203	Stock Yards Bancorp Inc	2,770	104
Heritage Commerce Corp	15,330	163	Stonegate Bank	5,114	160
Heritage Financial Corp/WA	10,092	186	Suffolk Bancorp	2,305	69
Heritage Oaks Bancorp	4,603	41	Summit State Bank	804	11
Hilltop Holdings Inc (a)	56,676	1,188	Sun Bancorp Inc/NJ (a)	3,823	77
Home BancShares Inc/AR	10,978	471	Sussex Bancorp	1,215	16
Horizon Bancorp/IN	2,895	75	Synovus Financial Corp	12,685	401
IBERIABANK Corp	33,928	2,057	Talmer Bancorp Inc	6,907	116
Independent Bank Corp/MI	26,084	378	Texas Capital Bancshares Inc (a)	14,955	826
Independent Bank Corp/Rockland MA	5,851	273	TierOne Corp (a),(b),(c)	2,447	—
Independent Bank Group Inc	1,812	71	Tompkins Financial Corp	4,420	240
International Bancshares Corp	77,785	2,097	Towne Bank/Portsmouth VA	32,494	698
Kearny Financial Corp/MD	12,683	152	TriCo Bancshares	4,331	114
Lakeland Bancorp Inc	21,177	247	TriState Capital Holdings Inc (a)	13,025	163
Lakeland Financial Corp	80,945	3,637	Triumph Bancorp Inc (a)	3,076	51
LegacyTexas Financial Group Inc	6,450	185	TrustCo Bank Corp NY	17,268	108
Macatawa Bank Corp	7,247	37	Trustmark Corp	60,345	1,450
MainSource Financial Group Inc	41,155	891	UMB Financial Corp	5,333	262
MB Financial Inc	48,498	1,564	Umpqua Holdings Corp	134,110	2,240
MBT Financial Corp (a)	15,903	100	Union Bankshares Corp	438,400	10,981
Mercantile Bank Corp	11,101	245	United Bancshares Inc/OH	900	14
Merchants Bancshares Inc/VT	986	31	United Bankshares Inc/WV	9,398	372
Metro Bancorp Inc	18,205	564	United Community Banks Inc/GA	20,226	407
Mid Penn Bancorp Inc	119	2	United Security Bancshares/Fresno CA (a)	1,756	9
MidSouth Bancorp Inc	743	8	Unity Bancorp Inc	165	2
MidWestOne Financial Group Inc	2,515	78	Univest Corp of Pennsylvania	14,634	288
National Bankshares Inc	1,380	45	Valley National Bancorp	31,506	331
National Commerce Corp (a)	1,110	28	Walker & Dunlop Inc (a)	2,708	78
National Penn Bancshares Inc	162,304	1,954	Washington Trust Bancorp Inc	11,803	458
NBT Bancorp Inc	17,868	503	Webster Financial Corp	463,224	17,185
NewBridge Bancorp	8,242	93	WesBanco Inc	34,622	1,130
Northeast Bancorp	1,364	15	West Bancorporation Inc	3,058	60
Northrim BanCorp Inc	2,252	62	Westamerica Bancorporation	3,464	153
OFG Bancorp	44,324	408	Western Alliance Bancorp (a)	45,883	1,640

See accompanying notes

SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Chemicals (continued)
Wilshire Bancorp Inc	67,066	$717	Kraton Performance Polymers Inc (a)	40,992	$837
Wintrust Financial Corp	92,102	4,651	Kronos Worldwide Inc	17,792	140
Yadkin Financial Corp	2,890	68	Landec Corp (a)	38,644	476
		$143,960	Minerals Technologies Inc	1,556	92
			Oil-Dri Corp of America	1,003	31
Beverages - 0.08%			Olin Corp	90,514	1,736
Coca-Cola Bottling Co Consolidated	4,720	997	OMNOVA Solutions Inc (a)	3,684	26
Craft Brew Alliance Inc (a)	7,888	61
National Beverage Corp (a)	222	8	Quaker Chemical Corp	1,119	89
			Rayonier Advanced Materials Inc	7,509	69
		$1,066	Sensient Technologies Corp	12,539	819
Biotechnology - 0.12%			Stepan Co	5,813	308
Acorda Therapeutics Inc (a)	3,309	119	Tronox Ltd	46,490	288
Agenus Inc (a)	2,596	12	Univar Inc (a)	2,793	49
Aratana Therapeutics Inc (a)	481	3	Valhi Inc	1,984	5
Assembly Biosciences Inc (a)	153	1			$9,836
BioCryst Pharmaceuticals Inc (a)	2,440	22
Celldex Therapeutics Inc (a)	1,563	19	Coal - 0.05%
			Cloud Peak Energy Inc (a)	72,962	217
Cytokinetics Inc (a)	2,892	25
Dermira Inc (a)	1,728	47	Hallador Energy Co	3,458	21
			Peabody Energy Corp (a)	3,262	42
Emergent BioSolutions Inc (a)	9,771	314
Endocyte Inc (a)	6,479	33	SunCoke Energy Inc	64,827	321
			Westmoreland Coal Co (a)	3,333	24
Enzo Biochem Inc (a)	11,470	43
Geron Corp (a)	1,499	5			$625
Harvard Bioscience Inc (a)	13,045	38	Commercial Services - 6.93%
Idera Pharmaceuticals Inc (a)	1,268	3	Aaron's Inc	74,698	1,843
Immunomedics Inc (a)	1,313	4	ABM Industries Inc	44,976	1,277
Inovio Pharmaceuticals Inc (a)	1,325	8	Alarm.com Holdings Inc (a)	613	8
Lexicon Pharmaceuticals Inc (a)	4,301	41	Albany Molecular Research Inc (a)	262,375	4,733
Loxo Oncology Inc (a)	1,343	31	American Public Education Inc (a)	3,083	67
Medicines Co/The (a)	10,354	355	AMN Healthcare Services Inc (a)	14,465	410
Merrimack Pharmaceuticals Inc (a)	1,062	10	Apollo Education Group Inc (a)	17,998	131
Ocata Therapeutics Inc (a)	934	4	ARC Document Solutions Inc (a)	24,236	151
Omeros Corp (a)	436	5	Arrowhead Research Corp (a)	4,631	24
PDL BioPharma Inc	28,532	131	Ascent Capital Group Inc (a)	8,176	178
Peregrine Pharmaceuticals Inc (a)	2,415	3	Avalon Holdings Corp (a)	3,917	7
Rigel Pharmaceuticals Inc (a)	3,392	9	Booz Allen Hamilton Holding Corp	496,225	14,619
RTI Surgical Inc (a)	33,246	140	Bridgepoint Education Inc (a)	15,592	121
Spectrum Pharmaceuticals Inc (a)	8,464	44	Brink's Co/The	2,445	76
Stemline Therapeutics Inc (a)	2,248	20	Cambium Learning Group Inc (a)	16,138	77
Theravance Biopharma Inc (a)	4,402	66	Cardtronics Inc (a)	4,150	143
Theravance Inc	1,895	17	Care.com Inc (a)	2,965	18
Tokai Pharmaceuticals Inc (a)	972	11	Carriage Services Inc	32,945	709
Verastem Inc (a)	4,812	9	Cartesian Inc (a)	650	2
Versartis Inc (a)	3,563	37	CBIZ Inc (a)	67,743	727
XOMA Corp (a)	2,672	3	CDI Corp	28,275	226
		$1,632	Civeo Corp (a)	26,275	49
			CRA International Inc (a)	12,110	284
Building Materials - 0.83%			Cross Country Healthcare Inc (a)	29,237	395
Boise Cascade Co (a)	1,320	40
Continental Materials Corp (a)	657	8	Deluxe Corp	22,076	1,314
Gibraltar Industries Inc (a)	41,855	1,060	DeVry Education Group Inc	42,605	1,004
			Edgewater Technology Inc (a)	10,657	85
Griffon Corp	118,539	2,036	Electro Rent Corp	24,009	250
Lennox International Inc	36,950	4,907	Ennis Inc	33,363	668
Louisiana-Pacific Corp (a)	1,533	27
			Everi Holdings Inc (a)	36,406	170
LSI Industries Inc	26,231	282	Franklin Covey Co (a)	6,160	106
Nortek Inc (a)	907	56
			FRP Holdings Inc (a)	2,399	79
Quanex Building Products Corp	12,363	233	FTI Consulting Inc (a)	49,130	1,671
Simpson Manufacturing Co Inc	9,546	363	Great Lakes Dredge & Dock Corp (a)	59,659	239
Universal Forest Products Inc	26,730	1,941	Green Dot Corp (a)	11,434	212
		$10,953	Hackett Group Inc/The	10,030	149
			HealthEquity Inc (a)	8,470	277
Chemicals - 0.74%
A Schulman Inc	25,325	909	Heidrick & Struggles International Inc	9,711	258
			Hudson Global Inc (a)	611	1
Aceto Corp	7,999	241
			Huron Consulting Group Inc (a)	8,740	422
American Vanguard Corp	18,988	254
Axiall Corp	46,852	949	ICF International Inc (a)	215,287	6,603
			Intersections Inc (a)	1,760	4
Cabot Corp	31,765	1,142
Calgon Carbon Corp	3,827	66	James River Group Holdings Ltd	2,223	65
Chemtura Corp (a)	18,794	600	K12 Inc (a)	26,002	252
Ferro Corp (a)	11,213	140	KAR Auction Services Inc	387,725	14,889
Hawkins Inc	1,595	66	Kelly Services Inc	40,803	645
Innophos Holdings Inc	4,358	185	Korn/Ferry International	67,291	2,448
Innospec Inc	4,958	274	Landauer Inc	3,690	146
Intrepid Potash Inc (a)	11,576	45	LendingTree Inc (a)	5,970	725

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Commercial Services (continued)			Consumer Products (continued)
Live Nation Entertainment Inc (a)	18,007	$492	Acme United Corp	1,796	$29
Matthews International Corp	14,264	823	Central Garden & Pet Co (a)	15,169	241
McGrath RentCorp	18,301	550	Central Garden and Pet Co - A Shares (a)	49,477	835
MoneyGram International Inc (a)	5,391	54	CSS Industries Inc	12,315	336
Monster Worldwide Inc (a)	89,215	560	Helen of Troy Ltd (a)	28,801	2,858
National Research Corp	493	8	Wausau Paper Corp	764	8
Navigant Consulting Inc (a)	69,058	1,188			$5,699
Neff Corp (a)	1,751	10
Patriot National Inc (a)	340	4	Cosmetics & Personal Care - 0.03%
			CCA Industries Inc (a)	500	2
PDI Inc (a)	13,313	22
Pendrell Corp (a)	30,408	20	Inter Parfums Inc	1,861	51
			Revlon Inc (a)	11,982	376
Perceptron Inc (a)	7,593	60
PFSweb Inc (a)	442	7			$429
QC Holdings Inc	400	1	Distribution & Wholesale - 0.87%
Quad/Graphics Inc	48,091	621	ADDvantage Technologies Group Inc (a)	3,841	9
RCM Technologies Inc	13,071	67	Beacon Roofing Supply Inc (a)	29,397	1,040
Rent-A-Center Inc/TX	63,451	1,166	Core-Mark Holding Co Inc	16,461	1,338
Resources Connection Inc	15,843	284	Essendant Inc	41,937	1,449
RPX Corp (a)	31,025	442	Fossil Group Inc (a)	101,525	5,524
ServiceMaster Global Holdings Inc (a)	319,250	11,381	Rentrak Corp (a)	140	8
ServiceSource International Inc (a)	4,738	20	ScanSource Inc (a)	34,906	1,205
SP Plus Corp (a)	487	12	Titan Machinery Inc (a)	3,470	43
Strayer Education Inc (a)	3,368	178	Veritiv Corp (a)	2,741	115
Team Inc (a)	36,275	1,270	WESCO International Inc (a)	17,082	836
TransUnion (a)	364,075	9,360
					$11,567
Travelport Worldwide Ltd	4,144	56
TriNet Group Inc (a)	167,642	3,181	Diversified Financial Services - 1.01%
Universal Security Instruments Inc (a)	1,000	5	AeroCentury Corp (a)	423	4
Vectrus Inc (a)	433	11	Aircastle Ltd	47,078	1,066
Versar Inc (a)	3,300	11	Altisource Asset Management Corp (a)	81	2
Viad Corp	28,686	864	Arlington Asset Investment Corp	4,070	56
Volt Information Sciences Inc (a)	17,482	150	Asta Funding Inc (a)	11,856	102
Weight Watchers International Inc (a)	772	12	Atlanticus Holdings Corp (a)	16,062	49
		$91,847	Calamos Asset Management Inc	32,862	308
			California First National Bancorp	2,983	40
Computers - 2.90%			Cowen Group Inc (a)	139,738	588
Agilysys Inc (a)	28,807	328	Credit Acceptance Corp (a)	1,280	242
Astro-Med Inc	9,156	121	Encore Capital Group Inc (a)	4,723	192
CACI International Inc (a)	166,200	16,128	Enova International Inc (a)	1,983	26
Ciber Inc (a)	159,402	569
			Federal Agricultural Mortgage Corp	11,178	328
Convergys Corp	210,827	5,412	First Marblehead Corp/The (a)	1,274	4
Datalink Corp (a)	25,215	184	FNFV Group (a)	26,573	299
Digimarc Corp (a)	163	4
			GAIN Capital Holdings Inc	5,225	39
Electronics For Imaging Inc (a)	7,237	336
			GAMCO Investors Inc	2,760	159
Engility Holdings Inc	271,890	8,752	Hannon Armstrong Sustainable Infrastructure	4,378	79
ExlService Holdings Inc (a)	327	15
			Capital Inc
Hutchinson Technology Inc (a)	8,712	15
			Houlihan Lokey Inc	1,763	39
Imation Corp (a)	55,798	113	Impac Mortgage Holdings Inc (a)	299	7
Insight Enterprises Inc (a)	73,263	1,861	INTL. FCStone Inc (a)	4,624	148
Key Tronic Corp (a)	16,991	142
			Investment Technology Group Inc	9,210	148
KEYW Holding Corp/The (a)	5,853	42	Janus Capital Group Inc	259,895	4,037
Lexmark International Inc	19,085	620	JMP Group LLC	6,387	39
Mentor Graphics Corp	19,209	522	KCG Holdings Inc (a)	27,125	338
Mercury Systems Inc (a)	23,555	404	Ladder Capital Corp	7,122	102
NCI Inc	319	5	Marlin Business Services Corp	12,133	215
NetScout Systems Inc (a)	8,749	314
			Moelis & Co	8,649	255
PAR Technology Corp (a)	9,256	49	Nationstar Mortgage Holdings Inc (a)	6,875	91
Planar Systems Inc (a)	24,121	150
			Nelnet Inc	24,666	883
Qualstar Corp (a)	4,617	5	NewStar Financial Inc (a)	56,773	599
Quantum Corp (a)	39,925	34	Ocwen Financial Corp (a)	14,602	102
Qumu Corp (a)	7,455	19
			Oppenheimer Holdings Inc	19,854	364
Radisys Corp (a)	5,005	13	PennyMac Financial Services Inc (a)	15,358	254
Silver Spring Networks Inc (a)	696	9	PHH Corp (a)	54,998	808
StarTek Inc (a)	11,737	42	Piper Jaffray Cos (a)	16,774	596
Stratasys Ltd (a)	6,900	176	RCS Capital Corp (a)	8,680	7
Super Micro Computer Inc (a)	4,310	122	Regional Management Corp (a)	8,903	145
Sykes Enterprises Inc (a)	61,343	1,778	Stifel Financial Corp (a)	9,187	408
TeleTech Holdings Inc	1,451	42	Virtus Investment Partners Inc	879	103
Unisys Corp (a)	2,476	33	Walter Investment Management Corp (a)	5,079	61
Vocera Communications Inc (a)	1,789	21	World Acceptance Corp (a)	633	24
		$38,380			$13,356

Consumer Products - 0.43%			Electric - 1.91%
ACCO Brands Corp (a)	172,471	1,392
			Abengoa Yield PLC	6,658	123

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Electric (continued)			Electronics (continued)
ALLETE Inc	15,010	$754	Stoneridge Inc (a)	6,135	$78
Ameresco Inc (a)	3,589	23	Sypris Solutions Inc	37,183	28
Atlantic Power Corp	4,948	10	Tech Data Corp (a)	48,925	3,561
Avista Corp	27,982	947	TTM Technologies Inc (a)	100,858	736
Black Hills Corp	6,072	278	Vishay Intertechnology Inc	179,041	1,898
Cleco Corp	51,244	2,716	Vishay Precision Group Inc (a)	18,644	219
Dynegy Inc (a)	17,344	337	Watts Water Technologies Inc	7,733	421
El Paso Electric Co	6,478	251	Woodward Inc	2,748	125
Empire District Electric Co/The	29,661	669	ZAGG Inc (a)	15,863	135
EnerNOC Inc (a)	8,131	64			$23,324
Genie Energy Ltd	10,258	116
IDACORP Inc	26,534	1,774	Energy - Alternate Sources - 0.18%
			Clean Energy Fuels Corp (a)	12,942	73
MGE Energy Inc	14,429	596
NorthWestern Corp	192,971	10,457	FutureFuel Corp	6,461	99
NRG Yield Inc - A Shares	6,312	87	Green Plains Inc	47,705	978
			Pacific Ethanol Inc (a)	6,358	38
NRG Yield Inc - C Shares	8,528	123
Ormat Technologies Inc	36,386	1,372	Pattern Energy Group Inc	7,556	177
			Renewable Energy Group Inc (a)	50,277	397
Otter Tail Corp	10,450	286	REX American Resources Corp (a)	9,743	536
PNM Resources Inc	32,270	907	TerraForm Global Inc (a)	5,953	45
Portland General Electric Co	20,662	766	Vivint Solar Inc (a)	1,365	16
Spark Energy Inc	458	8
Talen Energy Corp (a)	78,491	681			$2,359
UIL Holdings Corp	27,816	1,419	Engineering & Construction - 0.59%
Unitil Corp	14,350	509	Aegion Corp (a)	45,965	887
		$25,273	Argan Inc	5,766	213
Electrical Components & Equipment - 0.28%			Comfort Systems USA Inc	3,453	110
			Dycom Industries Inc (a)	6,396	487
Advanced Energy Industries Inc (a)	2,523	71
Encore Wire Corp	15,781	675	EMCOR Group Inc	46,867	2,263
			ENGlobal Corp (a)	18,947	20
EnerSys	4,399	268
General Cable Corp	24,562	378	Exponent Inc	174	9
Graham Corp	11,188	190	Granite Construction Inc	26,843	881
			Hill International Inc (a)	32,448	110
Insteel Industries Inc	3,322	71	Integrated Electrical Services Inc (a)	304	2
Littelfuse Inc	19,260	1,925	Layne Christensen Co (a)	12,149	77
Powell Industries Inc	869	29	MasTec Inc (a)	44,997	755
PowerSecure International Inc (a)	2,962	37
			Mistras Group Inc (a)	1,613	30
Ultralife Corp (a)	14,398	98
			MYR Group Inc (a)	16,957	381
		$3,742	Orion Marine Group Inc (a)	33,709	131
Electronics - 1.76%			Primoris Services Corp	1,659	33
American Science & Engineering Inc	1,310	49	Sterling Construction Co Inc (a)	3,250	13
Applied Optoelectronics Inc (a)	763	16	TopBuild Corp (a)	5,211	147
AVX Corp	80,709	1,090	Tutor Perini Corp (a)	64,056	1,075
Ballantyne Strong Inc (a)	8,901	39	VSE Corp	4,298	247
Bel Fuse Inc	11,708	211			$7,871
Benchmark Electronics Inc (a)	125,315	2,479
Brady Corp	7,475	170	Entertainment - 0.65%
Checkpoint Systems Inc	61,252	458	AMC Entertainment Holdings Inc	14,260	390
			Caesars Acquisition Co (a)	8,306	61
Coherent Inc (a)	12,290	666
			Carmike Cinemas Inc (a)	6,033	155
Control4 Corp (a)	3,850	25
CTS Corp	62,705	1,139	Dover Motorsports Inc	3,447	8
			DreamWorks Animation SKG Inc (a)	10,290	208
CyberOptics Corp (a)	7,092	50
			Eldorado Resorts Inc (a)	12,111	120
Electro Scientific Industries Inc	17,319	81	Eros International PLC (a)	6,089	68
ESCO Technologies Inc	24,121	895
FARO Technologies Inc (a)	1,806	61	International Speedway Corp	50,275	1,744
			Isle of Capri Casinos Inc (a)	1,176	23
Frequency Electronics Inc (a)	11,821	129
GSI Group Inc (a)	9,944	134	Marriott Vacations Worldwide Corp	58,264	3,752
II-VI Inc (a)	38,984	706	National CineMedia Inc	42,639	605
			Penn National Gaming Inc (a)	21,675	386
IntriCon Corp (a)	448	4
			RCI Hospitality Holdings Inc (a)	10,679	106
Itron Inc (a)	5,209	191
			Reading International Inc (a)	2,558	40
Kemet Corp (a)	28,632	80
Kimball Electronics Inc (a)	39,235	447	Speedway Motorsports Inc	50,396	931
Knowles Corp (a)	24,877	414			$8,597
LGL Group Inc/The (a)	410	2
			Environmental Control - 0.23%
Multi-Fineline Electronix Inc (a)	21,681	402	Casella Waste Systems Inc (a)	6,707	41
Newport Corp (a)	27,434	415	CECO Environmental Corp	10,162	91
NVE Corp	1,765	105	Covanta Holding Corp	76,624	1,284
OSI Systems Inc (a)	3,051	263	Fenix Parts Inc (a)	1,181	9
Park Electrochemical Corp	3,758	61	Fuel Tech Inc (a)	4,445	9
Plexus Corp (a)	34,749	1,203	Heritage-Crystal Clean Inc (a)	2,282	27
Rofin-Sinar Technologies Inc (a)	31,240	905
			MSA Safety Inc	2,601	113
Rogers Corp (a)	8,512	396	Tetra Tech Inc	47,558	1,279
Sanmina Corp (a)	130,366	2,694	TRC Cos Inc (a)	17,210	178
Sparton Corp (a)	6,077	143
					$3,031

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food - 1.44%			Healthcare - Products (continued)
AMCON Distributing Co	191	$16	Entellus Medical Inc (a)	334	$6
Amplify Snack Brands Inc (a)	1,237	15	Exactech Inc (a)	4,426	75
B&G Foods Inc	11,727	425	Glaukos Corp (a)	363	7
Darling Ingredients Inc (a)	102,014	1,033	Greatbatch Inc (a)	21,759	1,163
Dean Foods Co	31,709	574	Haemonetics Corp (a)	3,664	124
Diamond Foods Inc (a)	187	7	Halyard Health Inc (a)	30,706	911
Fresh Del Monte Produce Inc	100,820	4,601	Hanger Inc (a)	44,601	644
Ingles Markets Inc	16,804	839	ICU Medical Inc (a)	1,695	187
John B Sanfilippo & Son Inc	17,973	1,163	Integra LifeSciences Holdings Corp (a)	174,208	10,378
Lancaster Colony Corp	12,250	1,393	Invacare Corp	16,791	290
Post Holdings Inc (a)	38,847	2,497	Lantheus Holdings Inc (a)	1,367	4
Sanderson Farms Inc	15,784	1,097	LeMaitre Vascular Inc	3,070	41
Seaboard Corp (a)	49	165	Luminex Corp (a)	7,000	127
Seneca Foods Corp - Class A (a)	19,838	579	Meridian Bioscience Inc	2,528	48
Seneca Foods Corp - Class B (a)	39	1	Merit Medical Systems Inc (a)	37,012	685
Smart & Final Stores Inc (a)	4,405	65	Misonix Inc (a)	10,945	122
Snyder's-Lance Inc	24,121	857	Natus Medical Inc (a)	2,319	106
SpartanNash Co	48,563	1,355	Navidea Biopharmaceuticals Inc (a)	5,385	11
SUPERVALU Inc (a)	49,267	324	NuVasive Inc (a)	8,120	383
Tootsie Roll Industries Inc	2,231	71	OraSure Technologies Inc (a)	13,283	69
TreeHouse Foods Inc (a)	17,461	1,496	Orthofix International NV (a)	11,720	399
United Natural Foods Inc (a)	532	27	Quidel Corp (a)	3,147	60
Village Super Market Inc	1,452	36	Rockwell Medical Inc (a)	1,342	16
Weis Markets Inc	9,292	382	SeaSpine Holdings Corp (a)	553	8
		$19,018	SurModics Inc (a)	1,964	42
			Symmetry Surgical Inc (a)	12,918	110
Forest Products & Paper - 0.39%			Teleflex Inc	46,103	6,132
Clearwater Paper Corp (a)	3,090	156
			VWR Corp (a)	576,025	15,846
Domtar Corp	39,548	1,631	Wright Medical Group NV (a)	5,814	112
Mercer International Inc	51,746	559			$52,389
Neenah Paper Inc	12,437	838
Orchids Paper Products Co	1,314	38	Healthcare - Services - 3.37%
PH Glatfelter Co	59,360	1,152	Addus HomeCare Corp (a)	13,112	328
Resolute Forest Products Inc (a)	70,441	526	Alliance HealthCare Services Inc (a)	3,090	27
Schweitzer-Mauduit International Inc	6,361	247	Almost Family Inc (a)	7,310	303
		$5,147	Amedisys Inc (a)	19,494	771
			American Shared Hospital Services (a)	2,738	5
Gas - 2.06%			Amsurg Corp (a)	104,839	7,348
Chesapeake Utilities Corp	4,209	220	Civitas Solutions Inc (a)	225,250	5,796
Laclede Group Inc/The	180,214	10,555	Ensign Group Inc/The	4,333	182
New Jersey Resources Corp	44,424	1,408	Five Star Quality Care Inc (a)	51,012	167
Northwest Natural Gas Co	3,704	177	Genesis Healthcare Inc (a)	5,522	27
ONE Gas Inc	17,096	835	Health Net Inc/CA (a)	11,667	750
Piedmont Natural Gas Co Inc	10,662	611	HealthSouth Corp	16,500	575
South Jersey Industries Inc	20,801	552	Healthways Inc (a)	59,784	704
Southwest Gas Corp	20,189	1,240	IPC Healthcare Inc (a)	1,522	119
Vectren Corp	216,850	9,860	Kindred Healthcare Inc	81,994	1,098
WGL Holdings Inc	29,328	1,825	LHC Group Inc (a)	22,097	996
		$27,283	LifePoint Health Inc (a)	111,545	7,683
			Magellan Health Inc (a)	51,031	2,725
Hand & Machine Tools - 0.62%
Franklin Electric Co Inc	222,142	7,321	Medcath Corp (a),(b),(c)	31,637	—
			Natera Inc (a)	178	1
Hardinge Inc	13,003	123
LS Starrett Co/The	5,475	65	National HealthCare Corp	2,393	157
Milacron Holdings Corp (a)	1,558	27	Select Medical Holdings Corp	65,802	743
P&F Industries Inc (a)	1,773	18	SunLink Health Systems Inc (a)	4,000	7
			Surgery Partners Inc (a)	341,625	5,746
Regal Beloit Corp	11,312	722
			Surgical Care Affiliates Inc (a)	231,842	6,865
		$8,276
			Triple-S Management Corp (a)	41,804	860
Healthcare - Products - 3.95%			Universal American Corp/NY	87,895	656
Affymetrix Inc (a)	22,475	206
					$44,639
Alere Inc (a)	247,858	11,431
Allied Healthcare Products Inc (a)	1,532	2	Holding Companies - Diversified - 0.04%
Analogic Corp	1,536	135	HRG Group Inc (a)	5,865	79
AngioDynamics Inc (a)	48,638	612	National Bank Holdings Corp	11,174	246
AtriCure Inc (a)	1,381	26	Resource America Inc	19,111	147
BioTelemetry Inc (a)	2,988	39			$472
Cardiovascular Systems Inc (a)	508	7
Cerus Corp (a)	2,748	13	Home Builders - 1.23%
			AMREP Corp (a)	1,173	5
CONMED Corp	32,999	1,338	AV Homes Inc (a)	5,536	73
CryoLife Inc	14,972	158	Beazer Homes USA Inc (a)	5,802	83
Cutera Inc (a)	13,305	181
Cynosure Inc (a)	1,060	40	CalAtlantic Group Inc	233,238	8,884
			Cavco Industries Inc (a)	259	25
Digirad Corp	15,358	91	Century Communities Inc (a)	6,492	124
EndoChoice Holdings Inc (a)	418	4

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Home Builders (continued)			Insurance (continued)
Green Brick Partners Inc (a)	14,126	$149	MBIA Inc (a)	216,186	$1,624
KB Home	15,507	203	MGIC Investment Corp (a)	116,081	1,092
LGI Homes Inc (a)	1,963	55	National General Holdings Corp	9,800	193
M/I Homes Inc (a)	44,817	1,028	National Interstate Corp	1,255	36
MDC Holdings Inc	52,739	1,371	National Security Group Inc/The	369	5
Meritage Homes Corp (a)	42,956	1,515	National Western Life Group Inc	5,644	1,457
New Home Co Inc/The (a)	1,386	20	Navigators Group Inc/The (a)	23,660	2,019
Orleans Homebuilders Inc (a),(b),(c)	7,702	—	NMI Holdings Inc (a)	9,649	73
Taylor Morrison Home Corp (a)	38,049	702	OneBeacon Insurance Group Ltd	4,288	62
TRI Pointe Group Inc (a)	109,878	1,426	Phoenix Cos Inc/The (a)	4,109	141
WCI Communities Inc (a)	10,520	252	Primerica Inc	14,876	708
William Lyon Homes (a)	20,213	431	ProAssurance Corp	9,904	525
Winnebago Industries Inc	634	13	Radian Group Inc	89,209	1,291
		$16,359	RenaissanceRe Holdings Ltd	134,876	14,786
			RLI Corp	12,139	738
Home Furnishings - 0.23%			Safety Insurance Group Inc	6,485	376
Bassett Furniture Industries Inc	12,605	403	Security National Financial Corp (a)	895	5
Daktronics Inc	5,541	54	Selective Insurance Group Inc	92,040	3,359
DTS Inc/CA (a)	502	15
Emerson Radio Corp (a)	4,358	5	StanCorp Financial Group Inc	39,952	4,583
			State Auto Financial Corp	42,212	1,006
Ethan Allen Interiors Inc	6,237	170	State National Cos Inc	5,682	51
Flexsteel Industries Inc	8,784	382	Stewart Information Services Corp	14,703	591
Hooker Furniture Corp	14,812	367	Symetra Financial Corp	137,626	4,366
iRobot Corp (a)	3,290	99
			Third Point Reinsurance Ltd (a)	10,649	146
La-Z-Boy Inc	33,627	960	Unico American Corp (a)	5,796	56
Skullcandy Inc (a)	11,064	62
Stanley Furniture Co Inc (a)	8,033	23	United Fire Group Inc	43,119	1,604
Universal Electronics Inc (a)	10,175	484	United Insurance Holdings Corp	3,315	55
VOXX International Corp (a)	12,053	62	Universal Insurance Holdings Inc	19,212	606
					$121,003
		$3,086
			Internet - 0.59%
Housewares - 0.06%			1-800-Flowers.com Inc (a)	438	4
Libbey Inc	6,964	235	8x8 Inc (a)	8,296	89
Lifetime Brands Inc	15,351	236	Bankrate Inc (a)	36,174	430
NACCO Industries Inc	6,126	274	Bazaarvoice Inc (a)	5,895	26
		$745	Blucora Inc (a)	60,785	595
			Boingo Wireless Inc (a)	2,869	22
Insurance - 9.13%
Ambac Financial Group Inc (a)	7,373	119	Chegg Inc (a)	8,333	58
American Equity Investment Life Holding Co	360,069	9,247	DHI Group Inc (a)	5,512	50
American Independence Corp (a)	1,020	10	ePlus Inc (a)	6,164	520
			FTD Cos Inc (a)	18,532	525
American National Insurance Co	1,810	187
AMERISAFE Inc	2,574	141	Intralinks Holdings Inc (a)	3,566	31
			Lands' End Inc (a)	2,422	60
Argo Group International Holdings Ltd	42,964	2,686
			Limelight Networks Inc (a)	11,742	24
Aspen Insurance Holdings Ltd	261,490	12,711
Atlantic American Corp	7,236	32	Liquidity Services Inc (a)	4,446	36
Atlas Financial Holdings Inc (a)	1,457	28	ModusLink Global Solutions Inc (a)	18,859	55
Baldwin & Lyons Inc	14,088	327	New Media Investment Group Inc	8,775	141
Citizens Inc/TX (a)	8,881	75	PC-Tel Inc	47	—
			Perficient Inc (a)	14,076	235
CNO Financial Group Inc	777,810	14,941
			QuinStreet Inc (a)	6,872	38
Crawford & Co	3,944	24
Donegal Group Inc	18,804	266	Rapid7 Inc (a)	381	8
			RealNetworks Inc (a)	18,858	73
EMC Insurance Group Inc	21,247	531
Employers Holdings Inc	23,407	620	Reis Inc	11,117	270
Endurance Specialty Holdings Ltd	62,517	3,947	RetailMeNot Inc (a)	6,624	58
Enstar Group Ltd (a)	1,232	194	RingCentral Inc (a)	199,500	3,691
			Rocket Fuel Inc (a)	4,651	21
FBL Financial Group Inc	56,003	3,522
Federated National Holding Co	7,349	226	Safeguard Scientifics Inc (a)	6,982	124
			Shutterfly Inc (a)	1,842	77
Fidelity & Guaranty Life	2,267	61
First Acceptance Corp (a)	19,254	55	Support.com Inc (a)	7,801	9
First American Financial Corp	404,507	15,425	TechTarget Inc (a)	2,849	27
Global Indemnity PLC (a)	18,355	521	TeleCommunication Systems Inc (a)	52,063	213
Greenlight Capital Re Ltd (a)	33,876	743	TheStreet Inc	28,307	41
Hallmark Financial Services Inc (a)	27,282	354	United Online Inc (a)	25,217	295
Hanover Insurance Group Inc/The	43,980	3,705			$7,846
HCI Group Inc	19,724	860	Investment Companies - 0.48%
Heritage Insurance Holdings Inc (a)	8,888	196
			6D Global Technologies Inc (a),(c)	2,679	8
Horace Mann Educators Corp	70,459	2,413	Acacia Research Corp	9,177	61
Independence Holding Co	16,130	219	Real Industry Inc (a)	1,756	17
Infinity Property & Casualty Corp	8,766	706	TCP Capital Corp	429,525	6,249
Investors Title Co	1,402	105			$6,335
Kansas City Life Insurance Co	1,764	86
Kemper Corp	76,586	2,736	Iron & Steel - 0.95%
Maiden Holdings Ltd	91,946	1,430	AK Steel Holding Corp (a)	31,372	91

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Iron & Steel (continued)			Media (continued)
Carpenter Technology Corp	34,488	$1,148	Gannett Co Inc	3,260	$52
Cliffs Natural Resources Inc	26,824	74	Gray Television Inc (a)	74,608	1,185
Commercial Metals Co	156,031	2,242	Hemisphere Media Group Inc (a)	1,970	27
Friedman Industries Inc	7,610	46	Here Media Inc (a),(b),(c)	3,700	—
Reliance Steel & Aluminum Co	141,650	8,493	Here Media Inc - Special Shares (a),(c)	3,700	—
Ryerson Holding Corp (a)	1,966	12	Houghton Mifflin Harcourt Co (a)	25,044	490
Schnitzer Steel Industries Inc	6,580	111	Martha Stewart Living Omnimedia Inc (a)	1,907	11
Shiloh Industries Inc (a)	13,842	104	McClatchy Co/The (a)	62,201	86
Universal Stainless & Alloy Products Inc (a)	7,119	62	Media General Inc (a)	46,471	691
Worthington Industries Inc	5,013	154	Meredith Corp	19,918	936
		$12,537	New York Times Co/The	89,770	1,193
			Radio One Inc (a)	27,800	60
Leisure Products & Services - 0.19%			Saga Communications Inc	5,232	225
Brunswick Corp/DE	3,530	190	Salem Media Group Inc	14,406	91
Callaway Golf Co	66,818	665	Scholastic Corp	34,948	1,428
Escalade Inc	3,231	48	Spanish Broadcasting System Inc (a)	1,921	11
Intrawest Resorts Holdings Inc (a)	6,810	61
			Time Inc	103,257	1,918
Johnson Outdoors Inc	9,365	200	Townsquare Media Inc (a)	1,548	17
Liberty TripAdvisor Holdings Inc (a)	36,725	1,145
MCBC Holdings Inc (a)	718	10	Tribune Publishing Co	2,263	21
Nautilus Inc (a)	2,840	48			$10,435
Performance Sports Group Ltd (a)	7,469	86	Metal Fabrication & Hardware - 0.15%
Planet Fitness Inc (a)	1,325	22	AM Castle & Co (a)	14,524	35
		$2,475	Ampco-Pittsburgh Corp	8,217	95
			Chicago Rivet & Machine Co	1,070	28
Lodging - 0.22%			CIRCOR International Inc	7,664	352
Belmond Ltd (a)	131,563	1,413
Boyd Gaming Corp (a)	24,613	492	Dynamic Materials Corp	528	4
Caesars Entertainment Corp (a)	9,836	79	Eastern Co/The	2,538	42
Full House Resorts Inc (a)	458	1	Global Brass & Copper Holdings Inc	751	17
			Haynes International Inc	2,422	95
Interval Leisure Group Inc	6,010	106	Lawson Products Inc/DE (a)	7,691	200
Marcus Corp/The	27,396	567	LB Foster Co	9,307	137
MonarchCasino&Resort Inc (a)	3,004	66
Red Lion Hotels Corp (a)	31,701	259	Mueller Industries Inc	4,653	147
			Mueller Water Products Inc - Class A	37,922	334
		$2,983	NN Inc	11,505	159
			Northwest Pipe Co (a)	6,346	84
Machinery - Construction & Mining - 0.15%
Astec Industries Inc	18,971	617	Olympic Steel Inc	12,270	117
Babcock & Wilcox Enterprises Inc (a)	1,225	21	TimkenSteel Corp	12,630	134
Hyster-Yale Materials Handling Inc	5,106	298			$1,980
Oshkosh Corp	4,578	188	Mining - 0.33%
Terex Corp	42,081	844	Alcoa Inc	35,907	321
		$1,968	A-Mark Precious Metals Inc	2,012	29
			Century Aluminum Co (a)	145,553	527
Machinery - Diversified - 0.27%
Alamo Group Inc	13,277	623	Energy Fuels Inc/Canada (a)	4,491	12
Albany International Corp	3,319	125	Globe Specialty Metals Inc	24,220	306
Altra Industrial Motion Corp	707	19	Hecla Mining Co	251,920	521
Applied Industrial Technologies Inc	5,305	219	Horsehead Holding Corp (a)	19,549	56
Briggs & Stratton Corp	51,060	908	Kaiser Aluminum Corp	18,776	1,526
Chart Industries Inc (a)	15,905	274	Materion Corp	19,781	597
Columbus McKinnon Corp/NY	4,169	78	Noranda Aluminum Holding Corp (a)	2,319	4
DXP Enterprises Inc (a)	1,652	50	Ring Energy Inc (a)	4,635	48
Gencor Industries Inc (a)	3,553	34	Stillwater Mining Co (a)	48,124	450
Gerber Scientific Inc (a),(b),(c)	56,637	—	United States Lime & Minerals Inc	401	19
Global Power Equipment Group Inc	4,572	20			$4,416
Gorman-Rupp Co/The	2,657	76	Miscellaneous Manufacturers - 1.80%
Hurco Cos Inc	11,782	316	Actuant Corp	41,325	942
Kadant Inc	13,361	550	American Railcar Industries Inc	8,325	480
Key Technology Inc (a)	1,200	13
			AO Smith Corp	3,260	250
Lindsay Corp	771	52	Barnes Group Inc	40,981	1,540
SPX FLOW Inc (a)	1,454	49
			Chase Corp	219	10
Tennant Co	2,758	160	CLARCOR Inc	385	19
Twin Disc Inc	4,288	50	Core Molding Technologies Inc (a)	9,787	196
		$3,616	EnPro Industries Inc	1,235	61
			Fabrinet (a)	33,833	733
Media - 0.79%
A H Belo Corp	19,330	105	Federal Signal Corp	41,546	626
Beasley Broadcast Group Inc	5,597	24	FreightCar America Inc	1,436	26
Crown Media Holdings Inc (a)	1,937	11	Handy & Harman Ltd (a)	583	14
Cumulus Media Inc (a)	202,652	93	Hillenbrand Inc	331,175	9,826
Daily Journal Corp (a)	204	42	LSB Industries Inc (a)	11,076	174
Entercom Communications Corp (a)	26,236	290	Lydall Inc (a)	8,300	284
			MFRI Inc (a)	8,842	50
Entravision Communications Corp	1,375	12
EW Scripps Co/The	64,189	1,416	Myers Industries Inc	6,430	100

See accompanying notes

Schedule of Investments

SmallCap Value Fund II

October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Miscellaneous Manufacturers (continued)			Oil & Gas (continued)

NL Industries Inc (a)	8,749	$31	WPX Energy Inc (a)	69,624	$478

Park-Ohio Holdings Corp	713	25			$21,326

Raven Industries Inc	4,468	81

Servotronics Inc	788	6	Oil & Gas Services - 2.09%
			Basic Energy Services Inc (a)	50,803	189
SPX Corp	1,454	18

Standex International Corp	88,132	7,907	Bristow Group Inc	42,090	1,461
			C&J Energy Services Ltd (a)	24,169	120
Synalloy Corp	3,022	26

Tredegar Corp	14,349	205	CARBO Ceramics Inc	3,458	61
			Dawson Geophysical Co (a)	11,345	37
TriMas Corp (a)	9,741	195
			Exterran Holdings Inc	85,383	1,856

		$23,825	Flotek Industries Inc (a)	9,946	180

Office Furnishings - 0.10%			Forum Energy Technologies Inc (a)	412,070	5,460

HNI Corp	2,980	128	Geospace Technologies Corp (a)	2,397	37

Kewaunee Scientific Corp	3,601	60	Gulf Island Fabrication Inc	11,118	112

Kimball International Inc	29,631	323	Gulfmark Offshore Inc	31,238	195

Knoll Inc	18,260	425	Helix Energy Solutions Group Inc (a)	144,196	833

Steelcase Inc	20,780	403	Independence Contract Drilling Inc (a)	3,494	25

Virco Manufacturing Corp (a)	4,847	18	ION Geophysical Corp (a)	117,058	43

		$1,357	KeyEnergyServices Inc (a)	56,117	29

			Matrix Service Co (a)	6,298	143

Oil & Gas - 1.61%			McDermott International Inc (a)	123,752	571
Abraxas Petroleum Corp (a)	39,737	64
			Mitcham Industries Inc (a)	12,775	57

Adams Resources & Energy Inc	1,509	67	MRC Global Inc (a)	87,856	1,045

Alon USA Energy Inc	101,439	1,699	Natural Gas Services Group Inc (a)	14,943	337
Approach Resources Inc (a)	9,305	22
			Newpark Resources Inc (a)	366,474	2,074

Atwood Oceanics Inc	41,314	684	Oil States International Inc (a)	15,404	463
Barnwell Industries Inc (a)	2,755	6
			PHI Inc (a)	15,484	295
Bill Barrett Corp (a)	9,863	48
			Pioneer Energy Services Corp (a)	76,031	175
Bonanza Creek Energy Inc (a)	17,394	99
			SEACOR Holdings Inc (a)	22,129	1,293
Callon Petroleum Co (a)	70,587	612
			Steel Excel Inc (a)	15,136	255
Carrizo Oil & Gas Inc (a)	34,477	1,297

Clayton Williams Energy Inc (a)	3,589	214	Superior Energy Services Inc	275,912	3,907
			Tesco Corp	46,623	373

Comstock Resources Inc	62,256	143	TETRA Technologies Inc (a)	94,499	637
(a)
Contango Oil & Gas Co	22,736	174	Thermon Group Holdings Inc (a)	270,376	5,437

CVR Energy Inc	628	28	Willbros Group Inc (a)	16,248	33
Delek US Holdings Inc	81,811	2,225

Earthstone Energy Inc (a)	513	7			$27,733

Eclipse Resources Corp (a)	8,670	19	Packaging & Containers - 3.20%

Energy XXI Ltd	40,770	71	Berry Plastics Group Inc (a)	9,134	306

Fairmount Santrol Holdings Inc (a)	2,569	7	Graphic Packaging Holding Co	963,051	13,637

Gastar Exploration Inc (a)	14,698	23	Greif Inc - Class A	20,153	661

Halcon Resources Corp (a)	67,469	47	Greif Inc - Class B	557	22

Jones Energy Inc (a)	15,687	81	KapStone Paper and Packaging Corp	419,875	9,132

Magnum Hunter Resources Corp - Warrants	11,862	—	Multi Packaging Solutions International Ltd (a)	355,475	5,812

(a),(b),(c)			Silgan Holdings Inc	251,001	12,768

Matador Resources Co (a)	4,027	104			$42,338

Noble Corp PLC	45,389	611

Noble Energy Inc	421	15	Pharmaceuticals - 0.81%
			ACADIA Pharmaceuticals Inc (a)	1,058	37
North Atlantic Drilling Ltd (a)	17,435	14
			Adamas Pharmaceuticals Inc (a)	1,793	26
Northern Oil and Gas Inc (a)	23,452	118
			Aimmune Therapeutics Inc (a)	199	3
Oasis Petroleum Inc (a)	18,860	219
			Akebia Therapeutics Inc (a)	4,207	38
Pacific Drilling SA (a)	49,242	79
			Amphastar Pharmaceuticals Inc (a)	1,848	22

Panhandle Oil and Gas Inc	4,671	86	Anika Therapeutics Inc (a)	646	25
Par Pacific Holdings Inc (a)	547	12
			Array BioPharma Inc (a)	4,478	23
Parker Drilling Co (a)	143,770	411
			Axovant Sciences Ltd (a)	252	3
Parsley Energy Inc (a)	8,069	143
			BioScrip Inc (a)	11,819	23

Patterson-UTI Energy Inc	82,082	1,222	Calithera Biosciences Inc (a)	1,911	16

PBF Energy Inc	50,308	1,711	Chiasma Inc (a)	131	3
PDC Energy Inc (a)	56,302	3,397
			Global Blood Therapeutics Inc (a)	124	6
Penn Virginia Corp (a)	15,149	9
			Ignyta Inc (a)	1,507	15
Rex Energy Corp (a)	8,984	20
			Impax Laboratories Inc (a)	1,502	52
Rice Energy Inc (a)	63,172	964
			NantKwest Inc (a)	119	1

Rowan Cos PLC	60,979	1,200	Natural Alternatives International Inc (a)	3,359	20
RSP Permian Inc (a)	54,924	1,506

Seventy Seven Energy Inc (a)	19,706	23	Nature's Sunshine Products Inc	2,085	25
			Neos Therapeutics Inc (a)	98	1

SM Energy Co	13,211	441	Nutraceutical International Corp (a)	14,022	344
Synergy Resources Corp (a)	23,578	264
			Omega Protein Corp (a)	53,060	966
TransAtlantic Petroleum Ltd (a)	5,763	15

Triangle Petroleum Corp (a)	60,021	72	Osiris Therapeutics Inc	286	5

Ultra Petroleum Corp (a)	10,580	58	Owens & Minor Inc	9,201	330
			PharMerica Corp (a)	48,560	1,387
Unit Corp (a)	32,715	412
			PRA Health Sciences Inc (a)	183,775	6,439
VAALCO Energy Inc (a)	13,619	25
			Prestige Brands Holdings Inc (a)	17,288	847

W&T Offshore Inc	18,480	60	Seres Therapeutics Inc (a)	152	5

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Pharmaceuticals (continued)			REITS (continued)
Sucampo Pharmaceuticals Inc (a)	871	$17	Independence Realty Trust Inc	5,741	$45
Synutra International Inc (a)	978	6	InfraREIT Inc	4,133	99
Threshold Pharmaceuticals Inc (a)	616	2	Inland Real Estate Corp	45,366	401
Vanda Pharmaceuticals Inc (a)	1,449	16	Invesco Mortgage Capital Inc	16,683	201
		$10,703	Investors Real Estate Trust	16,639	135
			iStar Inc (a)	11,598	150
Private Equity - 0.00%			Kite Realty Group Trust	11,325	299
Fifth Street Asset Management Inc	1,860	11	LaSalle Hotel Properties	26,750	787
			Lexington Realty Trust	27,839	246
Real Estate - 0.26%			LTC Properties Inc	18,234	781
Alexander & Baldwin Inc	37,667	1,422	Mack-Cali Realty Corp	18,983	413
Altisource Residential Corp	19,650	283	Medical Properties Trust Inc	43,793	495
BBX Capital Corp (a)	2,467	46	Monmouth Real Estate Investment Corp	7,966	83
California Coastal Communities Inc (a),(b),(c)	9,672	—	Monogram Residential Trust Inc	22,562	222
Consolidated-Tomoka Land Co	615	31	National Health Investors Inc	5,385	316
Griffin Industrial Realty Inc	872	22	New Residential Investment Corp	88,753	1,076
Kennedy-Wilson Holdings Inc	28,871	708	New Senior Investment Group Inc	11,747	118
RE/MAX Holdings Inc	11,538	435	New York Mortgage Trust Inc	14,722	84
St Joe Co/The (a)	9,108	180	New York REIT Inc	22,012	251
Stratus Properties Inc (a)	2,638	45	NexPoint Residential Trust Inc	3,581	47
Xenia Hotels & Resorts Inc	15,129	262	One Liberty Properties Inc	2,555	60
		$3,434	Parkway Properties Inc/Md	11,467	192
			Pebblebrook Hotel Trust	15,645	534
REITS - 3.64%			Pennsylvania Real Estate Investment Trust	9,355	210
Acadia Realty Trust	30,323	997	PennyMac Mortgage Investment Trust	23,422	343
AG Mortgage Investment Trust Inc	33,924	516	Physicians Realty Trust	9,534	152
Agree Realty Corp	15,986	517	Potlatch Corp	3,870	121
Alexander's Inc	19	8	Preferred Apartment Communities Inc	4,188	46
American Assets Trust Inc	2,728	115	PS Business Parks Inc	4,423	380
American Capital Mortgage Investment Corp	11,220	163	QTS Realty Trust Inc	187	8
Anworth Mortgage Asset Corp	117,682	562	Ramco-Gershenson Properties Trust	17,642	296
Apollo Commercial Real Estate Finance Inc	64,818	1,077	Redwood Trust Inc	11,421	152
Apollo Residential Mortgage Inc	108,617	1,398	Resource Capital Corp	12,419	159
Ares Commercial Real Estate Corp	33,539	414	Retail Opportunity Investments Corp	20,982	380
Armada Hoffler Properties Inc	40,052	430	Rexford Industrial Realty Inc	7,525	114
ARMOUR Residential REIT Inc	5,981	123	RLJ Lodging Trust	36,626	919
Ashford Hospitality Prime Inc	40,675	598	Rouse Properties Inc	4,921	87
Ashford Hospitality Trust Inc	16,548	114	Sabra Health Care REIT Inc	11,497	261
Bluerock Residential Growth REIT Inc	3,538	42	Saul Centers Inc	380	21
Capstead Mortgage Corp	82,432	796	Select Income REIT	41,362	836
CatchMark Timber Trust Inc (b)	7,546	83
			Silver Bay Realty Trust Corp	14,709	238
Cedar Realty Trust Inc	16,146	113	Sovran Self Storage Inc	2,694	269
Chambers Street Properties	98,889	700	STAG Industrial Inc	8,824	181
Chatham Lodging Trust	9,549	219	Starwood Waypoint Residential Trust	5,182	128
Chesapeake Lodging Trust	28,587	787	STORE Capital Corp	9,660	219
Colony Capital Inc	57,833	1,176	Strategic Hotels & Resorts Inc (a)	37,263	525
CorEnergy Infrastructure Trust Inc	11,039	56	Summit Hotel Properties Inc	20,360	267
Cousins Properties Inc	29,348	295	Sun Communities Inc	7,819	524
CubeSmart	24,822	691	Sunstone Hotel Investors Inc	69,668	1,007
CyrusOne Inc	741	26	Terreno Realty Corp	5,840	131
CYS Investments Inc	29,895	230	UMH Properties Inc	4,547	45
DCT Industrial Trust Inc	22,950	852	United Development Funding IV	5,753	99
DiamondRock Hospitality Co	65,793	768	Universal Health Realty Income Trust	1,844	92
DuPont Fabros Technology Inc	20,580	660	Urstadt Biddle Properties Inc	9,415	189
Dynex Capital Inc	10,568	70	Washington Real Estate Investment Trust	18,870	510
EastGroup Properties Inc	7,759	436	Western Asset Mortgage Capital Corp	7,803	89
Education Realty Trust Inc	6,544	235	Whitestone REIT	9,407	116
EPR Properties	16,621	944			$48,216
Equity One Inc	15,396	409
FelCor Lodging Trust Inc	145,070	1,168	Retail - 5.99%
First Industrial Realty Trust Inc	14,986	325	Abercrombie & Fitch Co	69,922	1,482
First Potomac Realty Trust	7,997	94	American Eagle Outfitters Inc	47,066	719
Franklin Street Properties Corp	21,803	227	America's Car-Mart Inc/TX (a)	1,278	44
GEO Group Inc/The	13,416	433	Ascena Retail Group Inc (a)	81,944	1,091
Getty Realty Corp	26,059	440	Barnes & Noble Education Inc (a)	60,263	889
Gladstone Commercial Corp	4,037	65	Barnes & Noble Inc	82,778	1,076
Government Properties Income Trust	9,537	155	Big 5 Sporting Goods Corp	16,658	153
Gramercy Property Trust Inc	7,860	178	Biglari Holdings Inc (a)	374	144
Great Ajax Corp	1,116	14	BJ's Restaurants Inc (a)	440	19
Hatteras Financial Corp	68,505	981	Bloomin' Brands Inc	181,800	3,085
Healthcare Realty Trust Inc	15,237	402	Bob Evans Farms Inc/DE	2,776	120
Hersha Hospitality Trust	366,052	8,789	Books-A-Million Inc (a)	13,331	42
Highwoods Properties Inc	40,689	1,768	Bravo Brio Restaurant Group Inc (a)	2,435	28
Hudson Pacific Properties Inc	14,285	408	Build-A-Bear Workshop Inc (a)	13,479	210

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Savings & Loans (continued)
Burlington Stores Inc (a)	2,023	$97	Atlantic Coast Financial Corp (a)	210	$1
Caleres Inc	18,067	552	Banc of California Inc	13,409	175
Carrols Restaurant Group Inc (a)	1,385	16	Bank Mutual Corp	42,946	311
Cash America International Inc	19,083	659	BankFinancial Corp	36,967	456
Cato Corp/The	8,740	330	Bear State Financial Inc (a)	395	4
Children's Place Inc/The	13,500	725	Beneficial Bancorp Inc (a)	43,963	610
Christopher & Banks Corp (a)	12,842	19	Berkshire Hills Bancorp Inc	57,496	1,644
Citi Trends Inc	10,795	286	Brookline Bancorp Inc	93,130	1,057
Conn's Inc (a)	4,036	77	BSB Bancorp Inc/MA (a)	1,673	37
Cracker Barrel Old Country Store Inc	4,739	651	Cape Bancorp Inc	5,980	77
Del Frisco's Restaurant Group Inc (a)	3,903	53	Capitol Federal Financial Inc	256,344	3,327
Denny's Corp (a)	96,490	1,057	Charter Financial Corp/MD	8,383	110
Destination Maternity Corp	1,406	10	Chicopee Bancorp Inc	1,061	18
Destination XL Group Inc (a)	5,520	32	Citizens Community Bancorp Inc/WI	2,250	20
DineEquity Inc	11,676	974	Clifton Bancorp Inc	24,500	357
DSW Inc	184,675	4,606	Dime Community Bancshares Inc	29,392	511
Express Inc (a)	3,508	68	Eagle Bancorp Montana Inc	111	1
Ezcorp Inc (a)	28,986	193	ESSA Bancorp Inc	9,408	125
Finish Line Inc/The	30,348	565	EverBank Financial Corp	74,620	1,288
First Cash Financial Services Inc (a)	202,568	7,728	First Defiance Financial Corp	12,222	468
Fogo De Chao Inc (a)	446	7	First Financial Northwest Inc	13,228	166
Fred's Inc	40,106	555	Flagstar Bancorp Inc (a)	22,618	503
Gaiam Inc (a)	502	3	Flushing Financial Corp	48,543	1,021
Genesco Inc (a)	15,746	986	Fox Chase Bancorp Inc	16,557	290
Group 1 Automotive Inc	108,344	9,421	HF Financial Corp	8,101	131
Guess? Inc	62,662	1,319	Hingham Institution for Savings	280	36
Haverty Furniture Cos Inc	34,442	806	HMN Financial Inc (a)	2,080	24
HSN Inc	184,275	11,397	Home Bancorp Inc	3,409	87
J Alexander's Holdings Inc (a)	2,714	26	HomeStreet Inc (a)	20,674	433
JC Penney Co Inc (a)	161,351	1,480	HomeTrust Bancshares Inc (a)	7,202	136
Kirkland's Inc	3,330	77	HopFed Bancorp Inc	3,929	46
Luby's Inc (a)	28,408	132	Investors Bancorp Inc	179,935	2,251
MarineMax Inc (a)	11,492	181	Lake Sunapee Bank Group	1,896	27
Men's Wearhouse Inc/The	280,437	11,212	Magyar Bancorp Inc (a)	400	4
Movado Group Inc	21,299	548	Meridian Bancorp Inc	62,343	876
New York & Co Inc (a)	8,783	23	Meta Financial Group Inc	4,607	199
Office Depot Inc (a)	70,292	535	MutualFirst Financial Inc	4,937	116
Ollie's Bargain Outlet Holdings Inc (a)	631	10	Northeast Community Bancorp Inc	2,697	20
Pacific Sunwear of California Inc (a)	51,451	14	Northfield Bancorp Inc	85,537	1,311
PC Connection Inc	35,596	828	Northwest Bancshares Inc	148,702	2,002
PCM Inc (a)	21,523	199	Ocean Shore Holding Co	2,736	47
Penske Automotive Group Inc	17,213	841	OceanFirst Financial Corp	2,690	50
Pep Boys-Manny Moe & Jack/The (a)	92,972	1,398	Oneida Financial Corp	800	17
Perfumania Holdings Inc (a)	3,407	13	Oritani Financial Corp	23,447	373
Regis Corp (a)	63,450	1,048	Pacific Premier Bancorp Inc (a)	11,328	242
Ruby Tuesday Inc (a)	108,175	566	Provident Financial Holdings Inc	10,567	181
Rush Enterprises Inc - Class A (a)	34,454	840	Provident Financial Services Inc	121,707	2,472
Rush Enterprises Inc - Class B (a)	11,863	269	Prudential Bancorp Inc	6,246	92
Ruth's Hospitality Group Inc	25,468	395	Pulaski Financial Corp	4,791	71
Shake Shack Inc (a)	203	9	Riverview Bancorp Inc	28,105	133
Shoe Carnival Inc	24,291	546	SI Financial Group Inc	1,687	21
Sonic Automotive Inc	28,175	702	Sterling Bancorp/DE	60,954	938
Sonic Corp	43,765	1,249	Territorial Bancorp Inc	10,109	282
Sportsman's Warehouse Holdings Inc (a)	2,311	25	Timberland Bancorp Inc/WA	7,281	88
Stage Stores Inc	41,337	402	United Community Financial Corp/OH	35,453	194
Stein Mart Inc	11,438	102	United Financial Bancorp Inc	16,200	210
Systemax Inc (a)	4,319	40	Washington Federal Inc	137,580	3,430
Tilly's Inc (a)	6,513	48	Waterstone Financial Inc	46,400	618
Trans World Entertainment Corp (a)	33,798	128	Wayne Savings Bancshares Inc	1,380	16
Tuesday Morning Corp (a)	19,794	108	Westfield Financial Inc	23,009	179
Vera Bradley Inc (a)	4,834	61	WSFS Financial Corp	4,166	132
Vista Outdoor Inc (a)	11,619	520			$32,756
Vitamin Shoppe Inc (a)	22,003	631
Wendy's Co/The	172,818	1,583	Semiconductors - 2.46%
			Advanced Micro Devices Inc (a)	48,506	103
West Marine Inc (a)	24,670	251
			Alpha & Omega Semiconductor Ltd (a)	21,864	195
Wingstop Inc (a)	348	8
			Amkor Technology Inc (a)	128,500	799
World Fuel Services Corp	444	20	Axcelis Technologies Inc (a)	61,314	171
Zumiez Inc (a)	743	13
			AXT Inc (a)	5,895	13
		$79,375
			Brooks Automation Inc	93,248	1,029
Savings & Loans - 2.47%			Cabot Microelectronics Corp (a)	6,231	263
Ameriana Bancorp	2,687	63	Cascade Microtech Inc (a)	18,872	290
Anchor BanCorp Wisconsin Inc (a)	1,513	62	CEVA Inc (a)	2,031	47
Astoria Financial Corp	160,922	2,569	Cirrus Logic Inc (a)	22,410	691

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Semiconductors (continued)			Software (continued)
Cohu Inc	30,153	$380	Take-Two Interactive Software Inc (a)	5,526	$184
Cree Inc (a)	4,612	116	Verint Systems Inc (a)	308,529	14,680
Diodes Inc (a)	28,578	655	Xactly Corp (a)	519	5
DSP Group Inc (a)	30,936	312			$51,546
EMCORE Corp (a)	4,146	28
Entegris Inc (a)	7,922	102	Storage & Warehousing - 0.15%
Exar Corp (a)	500	3	Mobile Mini Inc	40,630	1,391
			Wesco Aircraft Holdings Inc (a)	43,388	541
Fairchild Semiconductor International Inc (a)	150,529	2,511
FormFactor Inc (a)	59,449	490			$1,932
GigOptix Inc (a)	4,322	11
			Supranational Bank - 0.01%
Integrated Device Technology Inc (a)	7,150	182
			Banco Latinoamericano de Comercio Exterior	7,016	190
Integrated Silicon Solution Inc	26,607	598	SA
Intersil Corp	58,352	790
IXYS Corp	20,943	261
Kopin Corp (a)	12,171	32	Telecommunications - 1.24%
Kulicke & Soffa Industries Inc (a)	79,205	840	ADTRAN Inc	18,521	288
Lattice Semiconductor Corp (a)	15,411	71	Alaska Communications Systems Group Inc	6,092	14
			(a)
Magnachip Semiconductor Corp (a)	2,607	14
MaxLinear Inc (a)	1,016	13	Anixter International Inc (a)	8,741	599
Microsemi Corp (a)	15,140	545	Atlantic Tele-Network Inc	7,497	573
			Aviat Networks Inc (a)	32,554	33
MKS Instruments Inc	43,998	1,550
Nanometrics Inc (a)	4,194	64	Aware Inc (a)	17,409	56
OmniVision Technologies Inc (a)	147,531	4,259	Black Box Corp	39,004	476
			Calix Inc (a)	8,153	57
Pericom Semiconductor Corp	30,712	536
Photronics Inc (a)	126,929	1,217	Cincinnati Bell Inc (a)	251,705	949
PMC-Sierra Inc (a)	15,449	184	Communications Systems Inc	8,832	72
Power Integrations Inc	1,327	67	Comtech Telecommunications Corp	21,629	523
QLogic Corp (a)	90,019	1,117	Consolidated Communications Holdings Inc	3,272	72
Qorvo Inc (a)	14,450	635	DigitalGlobe Inc (a)	58,458	873
Richardson Electronics Ltd/United States	13,691	82	EarthLink Holdings Corp	54,676	467
Rovi Corp (a)	97,246	890	Extreme Networks Inc (a)	16,981	61
Rudolph Technologies Inc (a)	22,019	282	Finisar Corp (a)	27,284	310
Semtech Corp (a)	5,980	105	General Communication Inc (a)	31,295	637
Sigma Designs Inc (a)	47,734	420	Globalstar Inc (a)	64,696	116
Silicon Laboratories Inc (a)	147,551	7,373	Harmonic Inc (a)	104,117	600
			Hawaiian Telcom Holdco Inc (a)	4,967	114
Tessera Technologies Inc	52,759	1,845
Ultra Clean Holdings Inc (a)	22,231	108	HC2 Holdings Inc (a)	1,480	11
Ultratech Inc (a)	7,726	121	ID Systems Inc (a)	1,586	6
Veeco Instruments Inc (a)	5,489	99	IDT Corp - Class B	11,402	148
Xcerra Corp (a)	6,414	44	Inteliquent Inc	26,536	550
			Intelsat SA (a)	3,838	25
		$32,553
			InterDigital Inc/PA	1,599	81
Software - 3.89%			Iridium Communications Inc (a)	110,006	903
Actua Corp (a)	587	8	Ixia (a)	831	12
Acxiom Corp (a)	22,899	507	KVH Industries Inc (a)	4,762	47
Allscripts Healthcare Solutions Inc (a)	21,529	303	Leap Wireless International Inc - Rights	64,745	163
American Software Inc/GA	4,034	41	(a),(b),(c)
Appfolio Inc (a)	343	6	Loral Space & Communications Inc (a)	1,222	55
Avid Technology Inc (a)	51,244	433	Lumos Networks Corp	1,677	22
Bottomline Technologies de Inc (a)	848	24	NeoPhotonics Corp (a)	6,074	50
Brightcove Inc (a)	517	3	NETGEAR Inc (a)	36,780	1,522
Broadridge Financial Solutions Inc	201,750	12,020	NeuStar Inc (a)	8,176	222
BroadSoft Inc (a)	114,925	3,674	Novatel Wireless Inc (a)	4,845	10
Concurrent Computer Corp	2,188	11	NTELOS Holdings Corp (a)	3,231	30
Digi International Inc (a)	29,969	387	Optical Cable Corp	8,872	28
Digital Turbine Inc (a)	766	1	ORBCOMM Inc (a)	45,234	268
Dun & Bradstreet Corp/The	97,500	11,102	Polycom Inc (a)	156,993	2,163
Epiq Systems Inc	36,454	503	Preformed Line Products Co	1,673	71
Everyday Health Inc (a)	6,868	65	Premiere Global Services Inc (a)	12,757	175
Glu Mobile Inc (a)	10,760	44	RF Industries Ltd	300	1
inContact Inc (a)	997	9	Shenandoah Telecommunications Co	3,229	151
InnerWorkings Inc (a)	15,300	114	ShoreTel Inc (a)	26,516	251
ManTech International Corp/VA	23,748	686	Spok Holdings Inc	22,500	406
MedAssets Inc (a)	906	21	Telenav Inc (a)	5,150	37
MINDBODY Inc (a)	324	5	Telephone & Data Systems Inc	52,430	1,502
Park City Group Inc (a)	404	5	TESSCO Technologies Inc	2,082	46
PDF Solutions Inc (a)	865	9	Ubiquiti Networks Inc (a)	1,340	39
Progress Software Corp (a)	33,190	806	ViaSat Inc (a)	856	56
PTC Inc (a)	220	8	Viavi Solutions Inc (a)	14,545	87
QAD Inc	1,498	38	Vonage Holdings Corp (a)	31,915	194
Sapiens International Corp NV	1,382	16	West Corp	9,063	216
SciQuest Inc (a)	2,288	27	Westell Technologies Inc (a)	9,001	12
Seachange International Inc (a)	8,077	52
SYNNEX Corp	64,996	5,749

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)			Water (continued)
Windstream Holdings Inc	786	$5	SJW Corp	5,476		$174
		$16,455	York Water Co/The	3,206		74
						$2,471
Textiles - 0.10%
			TOTAL COMMON STOCKS			$1,227,753
Culp Inc	810	24
Dixie Group Inc/The (a)	12,240	80	INVESTMENT COMPANIES - 6.86%	Shares Held	Value(000	's)
G&K Services Inc	7,909	521	Publicly Traded Investment Fund - 6.86%
UniFirst Corp/MA	6,614	695	Cash Account Trust - Government & Agency	833,412		834
		$1,320	Portfolio - Government Cash Managed
			First American Government Obligations Fund	90,003,771		90,003
Toys, Games & Hobbies - 0.02%
JAKKS Pacific Inc (a)	28,974	229				$90,837
LeapFrog Enterprises Inc (a)	8,019	7	TOTAL INVESTMENT COMPANIES			$90,837
		$236	Total Investments			$1,318,590
			Other Assets in Excess of Liabilities, Net - 0.45%			$6,016
Transportation - 1.16%			TOTAL NET ASSETS - 100.00%			$1,324,606
Air Transport Services Group Inc (a)	89,159	873
ArcBest Corp	34,776	900
Ardmore Shipping Corp	10,307	148	(a) Non-Income Producing Security
Atlas Air Worldwide Holdings Inc (a)	31,389	1,295	(b)		Security is Illiquid. At the end of the period, the value of these securities
CAI International Inc (a)	17,309	201	totaled $3,270 or 0.25% of net assets.
Celadon Group Inc	18,277	265	(c)		Fair value of these investments is determined in good faith by the Manager
Covenant Transportation Group Inc (a)	4,611	89	under procedures established and periodically reviewed by the Board of
DHT Holdings Inc	84,738	666	Directors. At the end of the period, the fair value of these securities totaled
Dorian LPG Ltd (a)	20,141	238	$194 or 0.01% of net assets.
Era Group Inc (a)	26,995	375
Frontline Ltd/Bermuda (a)	20,421	65
GasLog Ltd	28,994	336
Genco Shipping & Trading Ltd (a)	4,236	10	Portfolio Summary (unaudited)
Gener8 Maritime Inc (a)	3,255	34	Sector			Percent
Golden Ocean Group Ltd (a)	11,590	23	Financial			27.86%
Hornbeck Offshore Services Inc (a)	62,479	844	Consumer, Non-cyclical			17.38%
Hub Group Inc (a)	2,304	92	Industrial			12.89%
International Shipholding Corp	7,458	15	Consumer, Cyclical			12.06%
Marten Transport Ltd	40,269	660	Technology			9.25%
Matson Inc	44,927	2,059	Exchange Traded Funds			6.86%
Navios Maritime Acquisition Corp	15,843	57	Utilities			4.16%
Nordic American Offshore Ltd	4,062	24	Energy			3.93%
Nordic American Tankers Ltd	17,918	274	Communications			2.70%
PAM Transportation Services Inc (a)	8,556	306	Basic Materials			2.41%
Patriot Transportation Holding Inc (a)	320	7	Diversified			0.04%
Providence and Worcester Railroad Co	4,798	77	Government			0.01%
Radiant Logistics Inc (a)	1,310	5	Other Assets in Excess of Liabilities, Net			0.45%
Roadrunner Transportation Systems Inc (a)	23,577	251	TOTAL NET ASSETS			100.00%
Saia Inc (a)	8,545	202
Scorpio Bulkers Inc (a)	58,899	82
Scorpio Tankers Inc	220,803	2,014
Ship Finance International Ltd	33,876	578
Teekay Tankers Ltd	51,669	395
Tidewater Inc	24,171	298
Ultrapetrol Bahamas Ltd (a)	20,472	9
Universal Truckload Services Inc	893	14
USA Truck Inc (a)	10,009	181
UTI Worldwide Inc (a)	12,571	90
Werner Enterprises Inc	42,550	1,126
XPO Logistics Inc (a)	1,694	47
YRC Worldwide Inc (a)	4,966	91
		$15,316

Trucking & Leasing - 0.59%
AMERCO	10,123	4,113
GATX Corp	51,440	2,402
Greenbrier Cos Inc/The	18,553	706
TAL International Group Inc (a)	22,268	378
Textainer Group Holdings Ltd	3,884	76
Willis Lease Finance Corp (a)	8,412	131
		$7,806

Water - 0.19%
American States Water Co	26,441	1,078
Artesian Resources Corp	12,247	298
California Water Service Group	11,047	247
Connecticut Water Service Inc	8,122	299
Consolidated Water Co Ltd	17,133	189
Middlesex Water Co	4,336	112

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
October 31, 2015

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2015	Long	803	$91,670	$93,011	$1,341
Total					$1,341
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2015

	Principal			Principal
BONDS- 0.61%	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

U.S. Municipals - 0.61%			California (continued)
Oglala Sioux Tribe			Los Angeles Department of Water & Power
5.75%, 10/01/2025(a)	$1,500	$1,528	5.25%, 07/01/2038	$1,000	$1,099
			Los Angeles Unified School District/CA
TOTAL BONDS		$1,528	5.00%, 07/01/2029	1,000	1,132
	Principal		Metropolitan Water District of Southern
MUNICIPAL BONDS - 100.69%	Amount (000's) Value (000's)		California
			5.00%, 07/01/2029	1,150	1,303
Alabama - 1.42%			Morongo Band of Mission Indians/The
Auburn University			6.50%, 03/01/2028(a)	500	552
5.00%, 06/01/2038	$555	$614	Oakland Unified School District/Alameda
5.00%, 06/01/2038	945	1,027	County
Birmingham Airport Authority (credit support			5.00%, 08/01/2034	2,210	2,466
from AGM)			Port of Los Angeles
5.25%, 07/01/2030(b)	1,000	1,132	5.00%, 08/01/2031	1,240	1,395
Selma Industrial Development Board			Regents of the University of California
6.25%, 11/01/2033	700	808	Medical Center Pooled Revenue
		$3,581	5.50%, 05/15/2027	1,375	1,485
Alaska - 0.69%			Richmond Joint Powers Financing Authority
Borough of Matanuska-Susitna AK (credit			6.25%, 07/01/2024	1,000	1,161
support from ASSURED GTY)			Riverside Community Properties Development
5.50%, 09/01/2023(b)	1,500	1,724	Inc
			6.00%, 10/15/2038	1,150	1,346
			Sacramento Area Flood Control
Arizona - 1.64%			Agency (credit support from BAM)
Arizona Department of Transportation State			5.00%, 10/01/2039(b)	1,340	1,502
Highway Fund Revenue			San Diego Unified School District/CA
5.00%, 07/01/2026	1,500	1,666	0.00%, 07/01/2032(d)	5,000	2,622
City of Phoenix Civic Improvement Corp			Southern California Public Power Authority
5.00%, 07/01/2034	1,000	1,113	5.25%, 07/01/2028	1,000	1,179
Industrial Development Authority of the			University of California
County of Pima/The			5.00%, 05/15/2037	1,500	1,711
6.55%, 12/01/2037	295	300	5.75%, 05/15/2025	1,380	1,611
Navajo County Pollution Control Corp			West Contra Costa Unified School District
5.75%, 06/01/2034	1,015	1,045	5.25%, 08/01/2033	1,000	1,152
		$4,124			$53,959

California - 21.50%			Colorado - 1.74%
Alum Rock Union Elementary School			Colorado Health Facilities Authority
District			4.00%, 01/15/2045	2,030	2,002
5.25%, 08/01/2043	1,000	1,129	Platte River Power Authority
Bay Area Toll Authority			5.00%, 06/01/2026	1,135	1,282
5.00%, 04/01/2034	2,500	2,847	Regional Transportation District
California Educational Facilities Authority			6.00%, 01/15/2041	450	506
5.00%, 01/01/2038(c)	1,621	1,742	6.50%, 01/15/2030	500	579
5.00%, 10/01/2038(c)	2,700	2,985			$4,369
5.00%, 01/01/2039(c)	8,148	8,945
California Pollution Control Financing			Connecticut - 2.02%
Authority			Mohegan Tribal Finance Authority
			7.00%, 02/01/2045(a)	4,500	3,836
4.30%, 07/01/2040	2,000	2,030
5.00%, 07/01/2030(a)	1,000	1,069	State of Connecticut (credit support from
California Statewide Communities			ACA)
			6.60%, 07/01/2024(b)	1,215	1,219
Development Authority
6.25%, 11/15/2019(a)	500	544			$5,055
6.63%, 11/15/2024(a)	500	581
			District of Columbia - 2.72%
California Statewide Communities			District of Columbia
Development Authority (credit support from			5.00%, 12/01/2023	1,785	2,061
FHA INS)			5.00%, 12/01/2024	715	826
6.63%, 08/01/2029(b)	890	1,048
			6.38%, 10/01/2034	1,000	1,204
California Statewide Communities			District of Columbia Water & Sewer
Development Authority (credit support from			Authority (credit support from AGM)
GNMA COLL)			5.50%, 10/01/2017(b)	500	547
4.90%, 07/20/2039(b)	500	529
			District of Columbia Water & Sewer
City of Los Angeles Department of Airports			Authority (credit support from AGM-CR
5.00%, 05/15/2035	1,500	1,700	NATL)
City of Vernon CA Electric System Revenue			5.50%, 10/01/2041(b)	2,000	2,187
5.13%, 08/01/2021	380	421			$6,825
5.13%, 08/01/2021	620	686
Golden State Tobacco Securitization Corp			Florida - 3.09%
5.75%, 06/01/2047	5,800	5,313	City of Lakeland FL Department of Electric
Lancaster Redevelopment Agency Successor			Utilities
Agency			5.25%, 10/01/2036	1,000	1,253
6.50%, 08/01/2029	580	674

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2015

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Florida (continued)			Illinois (continued)
County of Miami-Dade FL Aviation			Village of Pingree Grove IL Special Service
Revenue (credit support from ASSURED			Area No 7
GTY)			6.00%, 03/01/2036	$21	$22
5.25%, 10/01/2033(b)	$2,000	$2,190			$27,921
Escambia County Health Facilities
Authority (credit support from AMBAC)			Indiana - 1.49%
5.95%, 07/01/2020(b)	65	69	Indiana Finance Authority
Miami-Dade County Educational Facilities			5.00%, 10/01/2044	700	736
Authority (credit support from BHAC-CR)			5.38%, 11/01/2032	1,000	1,101
5.50%, 04/01/2038(b)	1,000	1,021	Indiana Municipal Power Agency
Miami-Dade County School Board Foundation			6.00%, 01/01/2039	1,000	1,136
Inc (credit support from ASSURED GTY)			Town of Shoals IN
5.25%, 05/01/2028(b)	2,000	2,221	7.25%, 11/01/2043	700	776
Orange County Industrial Development					$3,749
Authority/FL			Iowa- 2.20%
8.00%, 07/01/2036(a)	1,000	1,004
			City of Altoona IA (credit support from CITY
		$7,758	APPROP)
			5.75%, 06/01/2031(b)	1,200	1,286
Georgia - 0.47%
City of Atlanta GA Water & Wastewater			Iowa Finance Authority
Revenue			5.00%, 12/01/2019	4,000	4,250
6.00%, 11/01/2027	1,000	1,193			$5,536
			Kansas - 0.45%
Idaho- 1.17%			Kansas Development Finance Authority
Idaho Health Facilities Authority			5.50%, 11/15/2029	1,000	1,140
6.65%, 02/15/2021	2,000	2,546
Idaho Housing & Finance Association			Kentucky - 2.41%
5.85%, 07/01/2036	390	395	Kentucky Economic Development Finance
		$2,941	Authority
Illinois - 11.11%			5.38%, 08/15/2024	1,000	1,093
Chicago Board of Education			5.63%, 08/15/2027	1,000	1,100
5.25%, 12/01/2035	1,200	1,094	Kentucky Economic Development Finance
Chicago O'Hare International Airport			Authority (credit support from ASSURED
5.00%, 01/01/2033	1,200	1,341	GTY)
			6.00%, 12/01/2033(b)	1,000	1,091
City of Chicago IL
0.00%, 01/01/2029(d)	240	101	Kentucky State Property & Building
5.25%, 01/01/2029	2,000	2,059	Commission (credit support from ASSURED
7.13%, 03/15/2022	400	400	GTY)
			5.25%, 02/01/2025(b)	1,000	1,125
7.46%, 02/15/2026	250	181
City of Chicago IL (credit support from			Paducah Electric Plant Board (credit support
ASSURED GTY)			from ASSURED GTY)
			5.25%, 10/01/2035(b)	1,500	1,645
5.25%, 01/01/2025(b)	2,000	2,066
City of Chicago IL Wastewater Transmission					$6,054
Revenue			Louisiana - 2.12%
5.00%, 01/01/2033	2,000	2,133	Lafayette Public Trust Financing
City of Chicago IL Wastewater Transmission			Authority (credit support from AGM)
Revenue (credit support from BHAC)			5.25%, 10/01/2030(b)	1,000	1,134
5.50%, 01/01/2038(b)	1,000	1,071
			Louisiana Public Facilities Authority
Gilberts Special Service Area No 24/IL			8.00%, 07/01/2039	1,000	1,006
5.38%, 03/01/2034	317	269	8.38%, 07/01/2039	600	618
Huntley Special Service Area No			Louisiana Public Facilities Authority (credit
10/IL (credit support from ASSURED GTY)			support from FNMA)
5.10%, 03/01/2029(b)	1,000	1,042	0.00%, 12/01/2019(b),(d)	1,500	1,430
Illinois Finance Authority			New Orleans Aviation Board (credit support
5.00%, 12/01/2015	750	753	from ASSURED GTY)
5.38%, 08/15/2024	500	561	6.00%, 01/01/2023(b)	1,000	1,136
5.50%, 08/01/2037	1,000	1,085			$5,324
5.75%, 08/15/2030	1,050	1,203
5.75%, 11/15/2037	1,500	1,652	Maryland - 0.47%
6.00%, 03/01/2038	1,540	1,714	Maryland Economic Development Corp
6.25%, 11/15/2035	1,000	1,153	5.75%, 06/01/2035	545	593
6.50%, 11/01/2038	1,000	1,163	Maryland Health & Higher Educational
7.00%, 02/15/2018	300	323	Facilities Authority
7.25%, 11/01/2038	1,000	1,185	6.00%, 07/01/2041	500	577
Illinois State Toll Highway Authority					$1,170
5.25%, 01/01/2030	1,000	1,114
			Massachusetts - 3.64%
State of Illinois			Massachusetts Bay Transportation Authority
5.50%, 07/01/2027	3,410	3,731	5.25%, 07/01/2028	2,000	2,545
United City of Yorkville IL			Massachusetts Development Finance Agency
5.75%, 03/01/2028	500	505	5.75%, 12/01/2042	1,000	1,164

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2015

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Massachusetts (continued)			New York (continued)
Massachusetts Educational Financing			Metropolitan Transportation Authority
Authority			5.00%, 11/15/2034	$1,390	$1,594
4.90%, 07/01/2028	$3,075	$3,238	5.25%, 11/15/2030	1,500	1,717
Massachusetts Health & Educational Facilities			New York City Industrial Development
Authority (credit support from GO OF UNIV)			Agency (credit support from ASSURED
5.00%, 07/01/2038(b)	1,000	1,075	GTY)
Massachusetts State College Building			6.13%, 01/01/2029(b)	1,000	1,130
Authority (credit support from ST APPROP)			New York City Transitional Finance Authority
5.50%, 05/01/2039(b)	1,000	1,124	Building Aid Revenue (credit support from
		$9,146	ST AID WITHHLDG)
			5.25%, 01/15/2039(b)	2,145	2,383
Michigan - 1.56%			New York Liberty Development Corp
City of Detroit MI Sewage Disposal System			5.00%, 11/15/2031	1,000	1,136
Revenue (credit support from AGM)			5.00%, 09/15/2040	1,000	1,145
7.00%, 07/01/2027(b)	1,500	1,754
			5.25%, 10/01/2035	3,585	4,240
Wayne County Airport Authority			New York Liberty Development Corp (credit
5.00%, 12/01/2045	2,000	2,170	support from GO OF AUTH)
		$3,924	5.00%, 12/15/2041(b)	1,000	1,122
Minnesota - 0.69%			New York State Dormitory Authority (credit
City of Minneapolis MN			support from ASSURED GTY ST AID
6.75%, 11/15/2032	500	586	WITHHLDG)
			5.00%, 10/01/2023(b)	2,000	2,239
City of Minneapolis MN (credit support from
ASSURED GTY)			Tompkins County Development Corp
6.50%, 11/15/2038(b)	165	192	5.00%, 07/01/2027	1,115	1,194
6.50%, 11/15/2038(b)	835	949			$22,344
		$1,727	North Carolina - 1.06%
Missouri - 0.73%			City of Raleigh NC Combined Enterprise
City of St Louis MO Airport Revenue (credit			System Revenue
support from NATL)			5.00%, 03/01/2031	1,000	1,132
5.50%, 07/01/2028(b)	1,500	1,827	North Carolina Medical Care Commission
			5.25%, 10/01/2037	1,500	1,528
					$2,660
Nebraska - 1.32%
Municipal Energy Agency of Nebraska (credit			Ohio- 2.56%
support from BHAC)			American Municipal Power Inc
5.13%, 04/01/2029(b)	1,000	1,114	5.25%, 02/15/2033	2,575	2,924
OmahaPublicPower District			City of Cincinnati OH
5.50%, 02/01/2039	1,000	1,106	5.00%, 12/01/2032	815	920
University of Nebraska			Ohio Air Quality Development Authority
5.25%, 07/01/2039	1,000	1,103	5.63%, 06/01/2018	1,000	1,068
		$3,323	Ohio Housing Finance Agency (credit support
			from GNMA/FNMA/FHLMC)
Nevada - 0.44%			5.20%, 09/01/2029(b)	485	508
County of Clark NV			Ohio Water Development Authority
5.13%, 07/01/2034	1,000	1,115	4.00%, 01/01/2034	1,000	1,016
					$6,436

New Hampshire - 0.42%			Oklahoma - 0.31%
City of Manchester NH General Airport			Tulsa Airports Improvement Trust
Revenue (credit support from AGM)			5.00%, 06/01/2035	700	770
5.13%, 01/01/2030(b)	1,000	1,059

			Pennsylvania - 2.42%
New Jersey - 2.39%			Allegheny County Industrial Development
Casino Reinvestment Development Authority			Authority
5.25%, 11/01/2039	750	756	6.00%, 07/15/2038	1,000	1,051
New Jersey Economic Development			City of Scranton PA
Authority			8.50%, 09/01/2022	600	628
5.00%, 09/01/2034	1,000	1,146	Pennsylvania Economic Development
5.75%, 04/01/2031	1,005	1,147	Financing Authority
5.75%, 06/01/2031	550	612	6.00%, 06/01/2031	500	500
New Jersey Housing & Mortgage Finance			Pennsylvania Turnpike Commission
Agency			0.00%, 12/01/2028(d),(e)	800	886
6.38%, 10/01/2028	225	234	0.00%, 12/01/2034(d),(e)	500	551
New Jersey Transportation Trust Fund			Pottsville Hospital Authority/PA
Authority			6.50%, 07/01/2028	2,300	2,465
5.25%, 06/15/2032	2,000	2,105			$6,081
		$6,000

New York - 8.90%
Brooklyn Arena Local Development Corp
6.38%, 07/15/2043	1,400	1,600
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047	2,500	2,844

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2015

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

South Carolina - 0.44%			Virginia (continued)
South Carolina Jobs-Economic Development			Shops at White Oak Village Community
Authority (credit support from ASSURED			Development Authority/The
GTY)			5.30%, 03/01/2017	$100		$103
5.38%, 02/01/2029(b)	$1,000	$1,095	Washington County Industrial Development
			Authority/VA
			7.50%, 07/01/2029	750		859
Tennessee - 0.30%
						$5,232
Chattanooga Health Educational & Housing
Facility Board			Washington - 2.43%
5.50%, 10/01/2020	250	251	FYI Properties
Shelby County Health Educational & Housing			5.50%, 06/01/2039	1,000		1,123
Facilities Board			State of Washington
5.63%, 09/01/2026	500	510	6.40%, 06/01/2017	1,520		1,605
		$761	Washington Health Care Facilities Authority
			7.38%, 03/01/2038	1,000		1,207
Texas- 7.65%
			Washington Health Care Facilities
Capital Area Cultural Education Facilities
			Authority (credit support from AGM)
Finance Corp			5.50%, 08/15/2038(b)	1,000		1,084
6.13%, 04/01/2045	1,000	1,148
			Washington Higher Education Facilities
Central Texas Turnpike System
			Authority
5.00%, 08/15/2031	1,285	1,429
			5.63%, 10/01/2040	1,000		1,068
City of Houston TX Airport System Revenue
						$6,087
5.00%, 07/01/2029	2,000	2,133
Dallas County Flood Control District No 1			West Virginia - 0.65%
6.75%, 04/01/2016	35	35	County of Ohio WV
Gregg County Health Facilities Development			5.85%, 06/01/2034	250		256
Corp			West Virginia Hospital Finance Authority
5.00%, 10/01/2016	600	607	5.50%, 06/01/2034	1,250		1,378
Harris County Industrial Development Corp						$1,634
5.00%, 02/01/2023	400	439
Harris County-Houston Sports Authority			Wisconsin - 3.58%
5.00%, 11/15/2030	2,000	2,267	City of Superior WI (credit support from GO
New Hope Cultural Education Facilities Corp			OF CORP)
			5.38%, 11/01/2021(b)	750		802
5.00%, 07/01/2047	3,000	3,069
North Texas Health Facilities Development			County of Milwaukee WI Airport
Corp (credit support from AGM)			Revenue (credit support from AGM)
5.00%, 09/01/2024(b)	1,000	1,066	5.25%, 12/01/2025(b)	4,000		4,197
North Texas Tollway Authority			Public Finance Authority
5.00%, 01/01/2045	1,000	1,104	5.25%, 04/01/2030	1,400		1,438
5.63%, 01/01/2033	615	666	State of Wisconsin (credit support from ST
5.63%, 01/01/2033	385	425	APPROP)
			5.38%, 05/01/2025(b)	1,000		1,141
5.75%, 01/01/2033	1,130	1,251
Sea Breeze Public Facility Corp			Wisconsin Health & Educational Facilities
6.50%, 01/01/2046	100	102	Authority
Tarrant County Cultural Education Facilities			6.38%, 02/15/2029	500		588
Finance Corp (credit support from ASSURED			6.63%, 02/15/2039	720		853
GTY)						$9,019
6.25%, 07/01/2028(b)	1,000	1,131	TOTAL MUNICIPAL BONDS			$252,941
Texas A&M University			Total Investments			$254,469
5.00%, 05/15/2027	1,000	1,132	Liability for Floating Rate Notes Issued in Conjunction with
Texas Private Activity Bond Surface			Securities Held - (3.03)%
Transportation Corp			Notes with an interest rate of 0.02% at October	$(7,621	) $	(7,621)
7.00%, 12/31/2038	1,000	1,238	31, 2015 and contractual maturity of collateral
		$19,242	from 2017-2020.(f)
			Total Net Investments			$246,848
Utah- 0.12%			Other Assets in Excess of Liabilities, Net - 1.73%			$4,351
Utah Housing Corp			TOTAL NET ASSETS - 100.00%			$251,199
5.75%, 07/01/2036	305	311

Virgin Islands - 0.29%			(a)	Security exempt from registration under Rule 144A of the Securities Act of
Virgin Islands Public Finance Authority			1933. These securities may be resold in transactions exempt from
5.00%, 10/01/2025	650	725	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $9,114 or 3.63% of net assets.
			(b)	Credit support indicates investments that benefit from credit enhancement
Virginia - 2.08%			or liquidity support provided by a third party bank, institution, or
County of Botetourt VA			government agency.
6.00%, 07/01/2034	1,000	1,032	(c)	Security or portion of underlying security related to Inverse Floaters
6.00%, 07/01/2044	1,000	1,021	entered into by the Fund. See Notes to Financial Statements for additional
Fairfax County Industrial Development			information.
Authority			(d) Non-Income Producing Security
5.00%, 05/15/2035(c)	700	783
			(e)	Variable Rate. Rate shown is in effect at October 31, 2015.
Roanoke Economic Development Authority			(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
6.63%, 12/01/2044	1,295	1,434	effect at October 31, 2015

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2015

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	58.56%
Insured	22.06%
Prerefunded	11.23%
General Obligation Unlimited	7.43%
Government	0.61%
Special Assessment	0.50%
Tax Allocation	0.37%
Special Tax	0.31%
Certificate Participation	0.23%
Liability For Floating Rate Notes Issued	(3.03)%
Other Assets in Excess of Liabilities, Net	1.73%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
October 31, 2015

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Rouble
SEK	Swedish Krona
TRY	Turkish Lira
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period

CALIFORNIA MUNICIPAL FUND

Institutional shares

2015	(b)	$10.62	$0.29	($0.12)	$0.17	($0.33)	($0.33)	$10.46

See accompanying notes

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

Ratio of Net
		Ratio of Expenses	Ratio of Expenses to Average Net	Investment Income
	Net Assets, End of	to Average Net	Assets (Excluding Interest Expense	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Fees)	Assets	Turnover Rate

1.67%(c)	$141	0.63%(d),(e)	0.60%(f),(d)	4.09%(d)	26.6%(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from February 27, 2015, date operations commenced, through October 31, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends		Total
	Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
CORE PLUS BOND FUND (e)
Class J shares
2015	$11.03	$0.23	($0.15)	$0.08	($0.24)	$–	($0.24)	$10.87
2014	10.86	0.23	0.19	0.42	(0.25)	–	(0.25)	11.03
2013	11.16	0.24	(0.31)	(0.07)	(0.23)	–	(0.23)	10.86
2012	10.69	0.28	0.51	0.79	(0.32)	–	(0.32)	11.16
2011	10.63	0.37	0.07	0.44	(0.37)	(0.01)	(0.38)	10.69
Institutional shares
2015	10.96	0.28	(0.17)	0.11	(0.28)	–	(0.28)	10.79
2014	10.79	0.27	0.20	0.47	(0.30)	–	(0.30)	10.96
2013	11.09	0.28	(0.30)	(0.02)	(0.28)	–	(0.28)	10.79
2012	10.62	0.33	0.51	0.84	(0.37)	–	(0.37)	11.09
2011	10.57	0.41	0.07	0.48	(0.42)	(0.01)	(0.43)	10.62
R-1 shares
2015	10.96	0.18	(0.16)	0.02	(0.19)	–	(0.19)	10.79
2014	10.79	0.18	0.19	0.37	(0.20)	–	(0.20)	10.96
2013	11.09	0.19	(0.31)	(0.12)	(0.18)	–	(0.18)	10.79
2012	10.62	0.24	0.50	0.74	(0.27)	–	(0.27)	11.09
2011	10.57	0.32	0.07	0.39	(0.33)	(0.01)	(0.34)	10.62
R-2 shares
2015	10.86	0.19	(0.16)	0.03	(0.20)	–	(0.20)	10.69
2014	10.70	0.19	0.19	0.38	(0.22)	–	(0.22)	10.86
2013	10.99	0.20	(0.29)	(0.09)	(0.20)	–	(0.20)	10.70
2012	10.53	0.25	0.50	0.75	(0.29)	–	(0.29)	10.99
2011	10.48	0.33	0.07	0.40	(0.34)	(0.01)	(0.35)	10.53
R-3 shares
2015	10.90	0.21	(0.16)	0.05	(0.22)	–	(0.22)	10.73
2014	10.74	0.21	0.19	0.40	(0.24)	–	(0.24)	10.90
2013	11.03	0.22	(0.29)	(0.07)	(0.22)	–	(0.22)	10.74
2012	10.57	0.27	0.50	0.77	(0.31)	–	(0.31)	11.03
2011	10.52	0.35	0.07	0.42	(0.36)	(0.01)	(0.37)	10.57
R-4 shares
2015	11.10	0.24	(0.17)	0.07	(0.24)	–	(0.24)	10.93
2014	10.92	0.24	0.20	0.44	(0.26)	–	(0.26)	11.10
2013	11.22	0.24	(0.30)	(0.06)	(0.24)	–	(0.24)	10.92
2012	10.74	0.29	0.52	0.81	(0.33)	–	(0.33)	11.22
2011	10.68	0.38	0.07	0.45	(0.38)	(0.01)	(0.39)	10.74
R-5 shares
2015	10.91	0.25	(0.17)	0.08	(0.25)	–	(0.25)	10.74
2014	10.75	0.24	0.19	0.43	(0.27)	–	(0.27)	10.91
2013	11.04	0.25	(0.29)	(0.04)	(0.25)	–	(0.25)	10.75
2012	10.58	0.30	0.50	0.80	(0.34)	–	(0.34)	11.04
2011	10.53	0.38	0.07	0.45	(0.39)	(0.01)	(0.40)	10.58

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

0.71	%(c)	$157,975	0.89%		0.92%	2.14%	208.3%
3.95	(c)	166,719	0.92		0.96	2.11	204.5
(0.61	) (c)	173,945	0.94		1.14	2.17	205.6
7.49	(c)	201,223	0.99		1.20	2.60	218.6
4.27	(c)	203,129	0.98		1.12	3.46	265.5

1.01		3,861,879	0.50		–	2.53	208.3
4.40		3,556,478	0.52	(d)	–	2.49	204.5
(0.20)		1,925,899	0.52	(d)	–	2.58	205.6
8.04		1,828,579	0.53	(d)	–	3.04	218.6
4.67		1,478,603	0.53	(d)	–	3.91	265.5

0.14		6,480	1.38		–	1.67	208.3
3.49		4,667	1.40		–	1.64	204.5
(1.07)		5,969	1.40		–	1.71	205.6
7.10		11,645	1.41		–	2.18	218.6
3.75		11,158	1.41		–	3.03	265.5

0.28		11,029	1.25		–	1.79	208.3
3.57		10,799	1.27		–	1.77	204.5
(0.85)		14,978	1.27		–	1.83	205.6
7.21		19,392	1.28		–	2.32	218.6
3.93		20,576	1.28		–	3.18	265.5

0.45		30,643	1.07		–	1.97	208.3
3.74		27,332	1.09		–	1.95	204.5
(0.67)		32,743	1.09		–	2.01	205.6
7.37		38,896	1.10		–	2.50	218.6
4.10		41,063	1.10		–	3.34	265.5

0.63		23,662	0.88		–	2.16	208.3
4.05		27,091	0.90		–	2.14	204.5
(0.57)		30,315	0.90		–	2.20	205.6
7.64		37,187	0.91		–	2.67	218.6
4.32		32,495	0.91		–	3.53	265.5

0.76		60,816	0.76		–	2.29	208.3
4.06		46,871	0.78		–	2.26	204.5
(0.37)		44,281	0.78		–	2.32	205.6
7.70		70,930	0.79		–	2.79	218.6
4.41		63,753	0.79		–	3.66	265.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Effective August 31, 2015, Bond & Mortgage Securities Fund changed its name to Core Plus Bond Fund.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
DIVERSIFIED INTERNATIONAL FUND
Class J shares
2015	$11.83	$0.16	($0.43)	($0.27)	($0.13)	($0.13)	$11.43
2014	11.67	0.14	0.21	0.35	(0.19)	(0.19)	11.83
2013	9.77	0.15	1.92	2.07	(0.17)	(0.17)	11.67
2012	9.31	0.16	0.41	0.57	(0.11)	(0.11)	9.77
2011	9.70	0.15	(0.45)	(0.30)	(0.09)	(0.09)	9.31
Institutional shares
2015	11.94	0.21	(0.44)	(0.23)	(0.18)	(0.18)	11.53
2014	11.77	0.19	0.21	0.40	(0.23)	(0.23)	11.94
2013	9.87	0.20	1.92	2.12	(0.22)	(0.22)	11.77
2012	9.40	0.21	0.41	0.62	(0.15)	(0.15)	9.87
2011	9.79	0.20	(0.44)	(0.24)	(0.15)	(0.15)	9.40
R-1 shares
2015	11.87	0.11	(0.43)	(0.32)	(0.07)	(0.07)	11.48
2014	11.70	0.09	0.20	0.29	(0.12)	(0.12)	11.87
2013	9.80	0.11	1.91	2.02	(0.12)	(0.12)	11.70
2012	9.33	0.13	0.40	0.53	(0.06)	(0.06)	9.80
2011	9.72	0.11	(0.44)	(0.33)	(0.06)	(0.06)	9.33
R-2 shares
2015	11.83	0.12	(0.43)	(0.31)	(0.09)	(0.09)	11.43
2014	11.67	0.09	0.21	0.30	(0.14)	(0.14)	11.83
2013	9.77	0.12	1.92	2.04	(0.14)	(0.14)	11.67
2012	9.30	0.14	0.40	0.54	(0.07)	(0.07)	9.77
2011	9.69	0.12	(0.44)	(0.32)	(0.07)	(0.07)	9.30
R-3 shares
2015	11.89	0.14	(0.44)	(0.30)	(0.11)	(0.11)	11.48
2014	11.72	0.12	0.22	0.34	(0.17)	(0.17)	11.89
2013	9.83	0.14	1.91	2.05	(0.16)	(0.16)	11.72
2012	9.35	0.16	0.41	0.57	(0.09)	(0.09)	9.83
2011	9.75	0.14	(0.45)	(0.31)	(0.09)	(0.09)	9.35
R-4 shares
2015	12.07	0.17	(0.45)	(0.28)	(0.13)	(0.13)	11.66
2014	11.90	0.14	0.22	0.36	(0.19)	(0.19)	12.07
2013	9.97	0.16	1.95	2.11	(0.18)	(0.18)	11.90
2012	9.49	0.18	0.41	0.59	(0.11)	(0.11)	9.97
2011	9.89	0.17	(0.46)	(0.29)	(0.11)	(0.11)	9.49
R-5 shares
2015	12.05	0.18	(0.44)	(0.26)	(0.15)	(0.15)	11.64
2014	11.88	0.16	0.22	0.38	(0.21)	(0.21)	12.05
2013	9.96	0.17	1.94	2.11	(0.19)	(0.19)	11.88
2012	9.48	0.19	0.41	0.60	(0.12)	(0.12)	9.96
2011	9.88	0.18	(0.46)	(0.28)	(0.12)	(0.12)	9.48

See accompanying notes

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

(2.26	)%(c)	$181,039	1.25%	1.28%	1.38%	51.7%
2.98	(c)	200,044	1.26	1.30	1.16	67.0
21.40	(c)	204,288	1.30	1.50	1.43	76.9
6.23	(c)	183,831	1.40	1.59	1.76	74.2
(3.16	) (c)	194,184	1.38	1.52	1.52	75.7	(d)

(1.90)		5,579,231	0.85	–	1.75	51.7
3.45		4,849,850	0.85	–	1.58	67.0
21.79		4,208,838	0.87	0.87	1.89	76.9
6.76		2,833,609	0.89	0.89	2.25	74.2
(2.61)		2,101,900	0.91	0.91	1.95	75.7	(d)

(2.80	) (e)	5,298	1.73	–	0.89	51.7
2.56	(e)	6,020	1.73	–	0.72	67.0
20.82		7,021	1.74	–	0.99	76.9
5.81		7,944	1.76	–	1.42	74.2
(3.48)		8,504	1.79	–	1.11	75.7	(d)

(2.64)		6,922	1.60	–	1.01	51.7
2.60		9,816	1.60	–	0.79	67.0
21.04		12,328	1.61	–	1.13	76.9
5.92		13,572	1.63	–	1.54	74.2
(3.39)		15,277	1.66	–	1.25	75.7	(d)

(2.54)		37,260	1.42	–	1.18	51.7
2.89		50,493	1.42	–	1.00	67.0
21.11		56,229	1.43	–	1.30	76.9
6.24		53,185	1.45	–	1.70	74.2
(3.25)		61,344	1.48	–	1.44	75.7	(d)

(2.30)		36,818	1.23	–	1.39	51.7
3.05		41,798	1.23	–	1.17	67.0
21.44		51,609	1.24	–	1.51	76.9
6.35		41,896	1.26	–	1.91	74.2
(3.04)		43,879	1.29	–	1.63	75.7	(d)

(2.16)		70,739	1.11	–	1.51	51.7
3.18		79,982	1.11	–	1.33	67.0
21.51		81,793	1.12	–	1.60	76.9
6.50		80,363	1.14	–	2.00	74.2
(2.90)		80,613	1.17	–	1.75	75.7	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Portfolio turnover rate excludes approximately $86,522,000 of sales from portfolio realignment from the acquisition of International Growth Fund.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
EQUITY INCOME FUND
Institutional shares
2015	$26.30	$0.64	($0.50)	$0.14	($0.61)	($0.61)	$25.83
2014	23.17	0.65	3.04	3.69	(0.56)	(0.56)	26.30
2013	19.49	0.64	3.65	4.29	(0.61)	(0.61)	23.17
2012	17.59	0.58	1.87	2.45	(0.55)	(0.55)	19.49
2011	16.93	0.56	0.64	1.20	(0.54)	(0.54)	17.59
R-1 shares
2015	26.17	0.41	(0.49)	(0.08)	(0.38)	(0.38)	25.71
2014	23.06	0.45	3.00	3.45	(0.34)	(0.34)	26.17
2013	19.40	0.45	3.64	4.09	(0.43)	(0.43)	23.06
2012	17.52	0.42	1.86	2.28	(0.40)	(0.40)	19.40
2011	16.89	0.39	0.66	1.05	(0.42)	(0.42)	17.52
R-2 shares
2015	26.26	0.45	(0.51)	(0.06)	(0.41)	(0.41)	25.79
2014	23.13	0.47	3.04	3.51	(0.38)	(0.38)	26.26
2013	19.46	0.48	3.65	4.13	(0.46)	(0.46)	23.13
2012	17.57	0.43	1.89	2.32	(0.43)	(0.43)	19.46
2011	16.89	0.41	0.66	1.07	(0.39)	(0.39)	17.57
R-3 shares
2015	26.19	0.50	(0.50)	–	(0.46)	(0.46)	25.73
2014	23.07	0.51	3.03	3.54	(0.42)	(0.42)	26.19
2013	19.41	0.51	3.65	4.16	(0.50)	(0.50)	23.07
2012	17.53	0.46	1.88	2.34	(0.46)	(0.46)	19.41
2011	16.89	0.45	0.64	1.09	(0.45)	(0.45)	17.53
R-4 shares
2015	26.24	0.54	(0.49)	0.05	(0.52)	(0.52)	25.77
2014	23.12	0.56	3.03	3.59	(0.47)	(0.47)	26.24
2013	19.45	0.55	3.66	4.21	(0.54)	(0.54)	23.12
2012	17.56	0.49	1.89	2.38	(0.49)	(0.49)	19.45
2011	16.92	0.46	0.66	1.12	(0.48)	(0.48)	17.56
R-5 shares
2015	26.28	0.58	(0.50)	0.08	(0.55)	(0.55)	25.81
2014	23.15	0.59	3.04	3.63	(0.50)	(0.50)	26.28
2013	19.47	0.59	3.65	4.24	(0.56)	(0.56)	23.15
2012	17.58	0.51	1.89	2.40	(0.51)	(0.51)	19.47
2011	16.93	0.50	0.65	1.15	(0.50)	(0.50)	17.58

See accompanying notes

	FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

			Ratio of Net
		Ratio of Expenses	Investment Income
	Net Assets, End of	to Average Net	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Assets	Turnover Rate

0.55%	$3,921,558	0.52%	2.44%	15.8%
16.08	4,325,786	0.52	2.63	14.5
22.39	3,791,024	0.52	2.99	16.4
14.10	3,105,517	0.52	3.09	23.5
7.15	2,527,743	0.52	3.20	16.6

(0.29)	3,194	1.39	1.57	15.8
15.06	3,135	1.39	1.81	14.5
21.36	3,661	1.39	2.11	16.4
13.09	2,790	1.39	2.24	23.5
6.23	2,495	1.39	2.24	16.6

(0.21)	5,605	1.26	1.71	15.8
15.25	7,068	1.26	1.90	14.5
21.48	8,608	1.26	2.27	16.4
13.29	7,317	1.26	2.29	23.5
6.39	3,313	1.26	2.33	16.6

0.01	68,044	1.08	1.89	15.8
15.47	80,594	1.08	2.06	14.5
21.72	72,261	1.08	2.39	16.4
13.45	44,323	1.08	2.47	23.5
6.53	22,727	1.08	2.56	16.6

0.18	56,958	0.89	2.07	15.8
15.64	54,861	0.89	2.26	14.5
21.94	50,967	0.89	2.59	16.4
13.70	31,695	0.89	2.61	23.5
6.70	11,013	0.89	2.65	16.6

0.30	165,486	0.77	2.19	15.8
15.81	168,487	0.77	2.37	14.5
22.11	142,322	0.77	2.73	16.4
13.81	106,715	0.77	2.71	23.5
6.86	27,719	0.77	2.87	16.6

(a) Calculated based on average shares outstanding during the period.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL DIVERSIFIED INCOME FUND
Institutional shares
2015		$14.71	$0.70	($0.87)	($0.17)	($0.65)	($0.35)	($1.00)	$13.54
2014		14.19	0.67	0.51	1.18	(0.66)	–	(0.66)	14.71
2013		14.10	0.71	0.21	0.92	(0.71)	(0.12)	(0.83)	14.19
2012		12.94	0.81	1.15	1.96	(0.76)	(0.04)	(0.80)	14.10
2011		13.31	0.83	(0.35)	0.48	(0.74)	(0.11)	(0.85)	12.94
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
2015		9.26	0.14	0.23	0.37	(0.26)	(0.05)	(0.31)	9.32
2014		8.79	0.14	0.80	0.94	(0.19)	(0.28)	(0.47)	9.26
2013		8.25	0.16	0.99	1.15	(0.46)	(0.15)	(0.61)	8.79
2012		7.07	0.15	1.21	1.36	(0.18)	–	(0.18)	8.25
2011		7.18	0.12	(0.07)	0.05	(0.12)	(0.04)	(0.16)	7.07
R-6 shares
2015	(d)	9.28	0.12	0.23	0.35	(0.26)	(0.05)	(0.31)	9.32

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

					Ratio of Expenses to
					Average Net Assets
					(Excluding
					Dividends and		Ratio of Net
			Ratio of Expenses		Interest Expense on		Investment Income
		Net Assets, End of	to Average Net		Shorts and Short Sale		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Assets		Turnover Rate

(1.19)%		$3,371,424	0.78%		0.77	%(b)	4.99%		76.9%
8.47		1,383,778	0.86		0.77	(b)	4.59		83.4
6.75		876,282	0.83	(c)	0.78	(b)	5.02		79.0
15.67		751,759	0.80	(c)	–		6.01		50.8
3.61		553,989	0.81	(c)	–		6.27		47.6

4.09		2,521,188	0.90	(c)	N/A		1.55		47.5
11.46		2,076,053	0.90	(c)	N/A		1.57		29.3
14.49		1,470,065	0.92	(c)	N/A		1.86		52.4
19.67		1,077,821	0.93	(c)	N/A		1.92		87.9
0.74		246,174	0.95	(c)	N/A		1.67		78.8

3.83	(e)	39	0.94 (c)	,(f)	N/A		1.42	(f)	47.5	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
2015	$11.05	$0.24	($0.05)	$0.19	($0.29)	($0.29)	$10.95
2014	10.99	0.23	0.13	0.36	(0.30)	(0.30)	11.05
2013	11.38	0.23	(0.31)	(0.08)	(0.31)	(0.31)	10.99
2012	11.28	0.29	0.19	0.48	(0.38)	(0.38)	11.38
2011	11.30	0.35	0.02	0.37	(0.39)	(0.39)	11.28
Institutional shares
2015	11.04	0.28	(0.05)	0.23	(0.33)	(0.33)	10.94
2014	10.98	0.27	0.14	0.41	(0.35)	(0.35)	11.04
2013	11.37	0.27	(0.31)	(0.04)	(0.35)	(0.35)	10.98
2012	11.27	0.34	0.19	0.53	(0.43)	(0.43)	11.37
2011	11.29	0.40	0.03	0.43	(0.45)	(0.45)	11.27
R-1 shares
2015	11.04	0.19	(0.05)	0.14	(0.24)	(0.24)	10.94
2014	10.99	0.19	0.12	0.31	(0.26)	(0.26)	11.04
2013	11.38	0.19	(0.31)	(0.12)	(0.27)	(0.27)	10.99
2012	11.27	0.26	0.19	0.45	(0.34)	(0.34)	11.38
2011	11.29	0.32	0.02	0.34	(0.36)	(0.36)	11.27
R-2 shares
2015	11.04	0.21	(0.05)	0.16	(0.26)	(0.26)	10.94
2014	10.99	0.20	0.12	0.32	(0.27)	(0.27)	11.04
2013	11.38	0.20	(0.31)	(0.11)	(0.28)	(0.28)	10.99
2012	11.27	0.27	0.20	0.47	(0.36)	(0.36)	11.38
2011	11.29	0.33	0.03	0.36	(0.38)	(0.38)	11.27
R-3 shares
2015	11.04	0.23	(0.05)	0.18	(0.28)	(0.28)	10.94
2014	10.99	0.22	0.12	0.34	(0.29)	(0.29)	11.04
2013	11.38	0.22	(0.31)	(0.09)	(0.30)	(0.30)	10.99
2012	11.27	0.29	0.20	0.49	(0.38)	(0.38)	11.38
2011	11.29	0.35	0.03	0.38	(0.40)	(0.40)	11.27
R-4 shares
2015	11.04	0.25	(0.04)	0.21	(0.30)	(0.30)	10.95
2014	10.99	0.24	0.13	0.37	(0.32)	(0.32)	11.04
2013	11.38	0.24	(0.31)	(0.07)	(0.32)	(0.32)	10.99
2012	11.27	0.31	0.20	0.51	(0.40)	(0.40)	11.38
2011	11.29	0.37	0.03	0.40	(0.42)	(0.42)	11.27
R-5 shares
2015	11.05	0.26	(0.05)	0.21	(0.31)	(0.31)	10.95
2014	11.00	0.26	0.12	0.38	(0.33)	(0.33)	11.05
2013	11.39	0.26	(0.32)	(0.06)	(0.33)	(0.33)	11.00
2012	11.28	0.32	0.20	0.52	(0.41)	(0.41)	11.39
2011	11.30	0.38	0.03	0.41	(0.43)	(0.43)	11.28

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

1.75%	(c)	$133,414	0.85%		0.90%	2.19%	31.0%
3.37	(c)	135,736	0.89		0.93	2.12	32.8
(0.75	) (c)	144,809	0.94		1.14	2.02	41.1
4.28	(c)	156,522	1.00		1.23	2.53	52.8
3.40	(c)	123,734	1.00		1.16	3.11	104.7

2.08		1,001,014	0.52		–	2.51	31.0
3.77		1,086,207	0.51		–	2.50	32.8
(0.33)		1,098,217	0.51		–	2.45	41.1
4.80		1,044,466	0.51		–	3.04	52.8
3.91		1,020,836	0.51		–	3.60	104.7

1.40	(d)	2,703	1.29	(e)	–	1.75	31.0
2.86		2,480	1.29	(e)	–	1.72	32.8
(1.10)		3,151	1.29	(e)	–	1.67	41.1
4.07		3,722	1.29	(e)	–	2.25	52.8
3.11		3,517	1.29	(e)	–	2.84	104.7

1.44		7,499	1.16	(e)	–	1.87	31.0
3.00		4,914	1.16	(e)	–	1.85	32.8
(0.97)		5,207	1.16	(e)	–	1.80	41.1
4.21		6,464	1.16	(e)	–	2.39	52.8
3.24		7,276	1.16	(e)	–	2.96	104.7

1.62		17,243	0.98	(e)	–	2.05	31.0
3.18		16,350	0.98	(e)	–	2.03	32.8
(0.80)		17,952	0.98	(e)	–	1.98	41.1
4.40		21,930	0.98	(e)	–	2.56	52.8
3.43		20,798	0.98	(e)	–	3.13	104.7

1.90		10,391	0.79	(e)	–	2.25	31.0
3.38		10,900	0.79	(e)	–	2.22	32.8
(0.61)		10,708	0.79	(e)	–	2.17	41.1
4.59		11,093	0.79	(e)	–	2.75	52.8
3.62		9,295	0.79	(e)	–	3.31	104.7

1.93		22,979	0.67	(e)	–	2.36	31.0
3.50		20,405	0.67	(e)	–	2.34	32.8
(0.49)		19,242	0.67	(e)	–	2.29	41.1
4.72		21,996	0.67	(e)	–	2.87	52.8
3.74		17,909	0.67	(e)	–	3.44	104.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)	Reflects Manager's contractual expense limit.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
HIGH YIELD FUND
Institutional shares
2015	$7.67	$0.42	($0.46)	($0.04)	($0.43)	($0.08)	($0.51)	$7.12
2014	7.90	0.46	(0.04)	0.42	(0.49)	(0.16)	(0.65)	7.67
2013	7.80	0.51	0.20	0.71	(0.54)	(0.07)	(0.61)	7.90
2012	7.69	0.55	0.39	0.94	(0.57)	(0.26)	(0.83)	7.80
2011	8.15	0.63	(0.28)	0.35	(0.66)	(0.15)	(0.81)	7.69
HIGH YIELD FUND I
Institutional shares
2015	10.49	0.55	(0.76)	(0.21)	(0.55)	(0.08)	(0.63)	9.65
2014	10.76	0.58	(0.06)	0.52	(0.58)	(0.21)	(0.79)	10.49
2013	11.37	0.65	0.27	0.92	(1.22)	(0.31)	(1.53)	10.76
2012	11.05	0.73	0.54	1.27	(0.73)	(0.22)	(0.95)	11.37
2011	11.64	0.83	(0.42)	0.41	(0.85)	(0.15)	(1.00)	11.05

See accompanying notes

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

					Ratio of Net
		Ratio of Expenses	Ratio of Gross		Investment Income
	Net Assets, End of	to Average Net	Expenses to Average		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Net Assets		Assets	Turnover Rate

(0.49)%	$1,641,089	0.60%	0.60	%(b)	5.71%	45.1%
5.58	992,990	0.59	0.59	(b)	5.84	51.7
9.31	919,683	0.58	0.59	(b)	6.52	69.6
13.17	721,892	0.56	0.59	(b)	7.19	82.6
4.45	744,655	0.56	0.57	(b)	7.91	82.8

(2.11)	872,382	0.65	–		5.40	49.6
4.99	1,789,770	0.64	–		5.44	43.2
8.72	1,495,205	0.65	–		6.00	67.0
12.65	1,189,513	0.65	–		6.75	75.0
3.87	1,633,132	0.65	–		7.50	67.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INCOME FUND
Class J shares
2015		$9.78	$0.27	($0.26)	$0.01	($0.29)	($0.29)	$9.50
2014		9.67	0.31	0.14	0.45	(0.34)	(0.34)	9.78
2013		10.00	0.33	(0.30)	0.03	(0.36)	(0.36)	9.67
2012		9.57	0.39	0.45	0.84	(0.41)	(0.41)	10.00
2011		9.67	0.43	(0.06)	0.37	(0.47)	(0.47)	9.57
Institutional shares
2015		9.78	0.31	(0.26)	0.05	(0.32)	(0.32)	9.51
2014		9.67	0.35	0.14	0.49	(0.38)	(0.38)	9.78
2013		10.00	0.37	(0.30)	0.07	(0.40)	(0.40)	9.67
2012		9.57	0.44	0.46	0.90	(0.47)	(0.47)	10.00
2011		9.68	0.49	(0.08)	0.41	(0.52)	(0.52)	9.57
R-1 shares
2015		9.79	0.22	(0.26)	(0.04)	(0.24)	(0.24)	9.51
2014		9.68	0.26	0.14	0.40	(0.29)	(0.29)	9.79
2013		10.00	0.29	(0.29)	–	(0.32)	(0.32)	9.68
2012		9.57	0.36	0.45	0.81	(0.38)	(0.38)	10.00
2011		9.68	0.40	(0.07)	0.33	(0.44)	(0.44)	9.57
R-2 shares
2015		9.79	0.24	(0.26)	(0.02)	(0.25)	(0.25)	9.52
2014		9.68	0.28	0.14	0.42	(0.31)	(0.31)	9.79
2013		10.01	0.30	(0.30)	–	(0.33)	(0.33)	9.68
2012		9.58	0.37	0.46	0.83	(0.40)	(0.40)	10.01
2011		9.67	0.42	(0.06)	0.36	(0.45)	(0.45)	9.58
R-3 shares
2015		9.80	0.25	(0.26)	(0.01)	(0.27)	(0.27)	9.52
2014		9.69	0.30	0.13	0.43	(0.32)	(0.32)	9.80
2013		10.01	0.32	(0.29)	0.03	(0.35)	(0.35)	9.69
2012		9.58	0.39	0.45	0.84	(0.41)	(0.41)	10.01
2011		9.68	0.43	(0.06)	0.37	(0.47)	(0.47)	9.58
R-4 shares
2015		9.79	0.27	(0.25)	0.02	(0.29)	(0.29)	9.52
2014		9.68	0.32	0.13	0.45	(0.34)	(0.34)	9.79
2013		10.01	0.34	(0.30)	0.04	(0.37)	(0.37)	9.68
2012		9.58	0.41	0.45	0.86	(0.43)	(0.43)	10.01
2011		9.68	0.45	(0.06)	0.39	(0.49)	(0.49)	9.58
R-5 shares
2015		9.78	0.28	(0.26)	0.02	(0.30)	(0.30)	9.50
2014		9.67	0.33	0.13	0.46	(0.35)	(0.35)	9.78
2013		10.00	0.35	(0.30)	0.05	(0.38)	(0.38)	9.67
2012		9.57	0.42	0.45	0.87	(0.44)	(0.44)	10.00
2011		9.67	0.46	(0.06)	0.40	(0.50)	(0.50)	9.57
R-6 shares
2015	(d)	9.78	0.27	(0.25)	0.02	(0.30)	(0.30)	9.50

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

0.08%	(c)	$92,169	0.85%		0.88%	2.83%		11.5%
4.73	(c)	93,304	0.89		0.93	3.23		11.3
0.29	(c)	88,170	0.96		1.16	3.36		20.7
9.03	(c)	90,263	1.06		1.25	4.02		14.1
3.91	(c)	58,259	1.10		1.29	4.54		16.9

0.54		2,576,219	0.49		–	3.19		11.5
5.13		2,288,675	0.50		–	3.61		11.3
0.74		1,907,327	0.50		–	3.82		20.7
9.62		1,763,464	0.51		–	4.56		14.1
4.41		1,157,481	0.52		–	5.13		16.9

(0.42)		15,740	1.36		–	2.31		11.5
4.22		10,308	1.37		–	2.71		11.3
(0.02)		5,593	1.37		–	2.94		20.7
8.68		1,084	1.38		–	3.69		14.1
3.51		415	1.38		–	4.14		16.9

(0.19)		2,867	1.23		–	2.44		11.5
4.35		2,267	1.24		–	2.85		11.3
0.00		1,208	1.24		–	3.07		20.7
8.81		1,157	1.25		–	3.77		14.1
3.85		291	1.25		–	4.37		16.9

(0.12)		33,494	1.05		–	2.62		11.5
4.54		24,899	1.06		–	3.05		11.3
0.28		21,640	1.06		–	3.25		20.7
9.00		16,508	1.07		–	4.01		14.1
3.93		8,180	1.07		–	4.52		16.9

0.17		23,620	0.86		–	2.82		11.5
4.74		21,679	0.87		–	3.23		11.3
0.37		15,785	0.87		–	3.45		20.7
9.21		8,155	0.88		–	4.17		14.1
4.13		2,835	0.88		–	4.74		16.9

0.19		46,970	0.74		–	2.93		11.5
4.87		33,814	0.75		–	3.36		11.3
0.50		15,858	0.75		–	3.56		20.7
9.35		13,785	0.76		–	4.31		14.1
4.26		10,322	0.76		–	4.80		16.9

0.27 (e)	,(f)	6,539	0.55 (g)	,(h)	–	3.05	(g)	11.5	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(e)	Total return amounts have not been annualized.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Computed on an annualized basis.
(h)	Reflects Manager's contractual expense limit.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INFLATION PROTECTION FUND
Class J shares
2015	$8.46	($0.05)	($0.20)	($0.25)	($0.10)	$–	($0.10)	$8.11
2014	8.55	0.03	0.04	0.07	–	(0.16)	(0.16)	8.46
2013	9.15	0.02	(0.61)	(0.59)	(0.01)	–	(0.01)	8.55
2012	8.56	0.02	0.58	0.60	(0.01)	–	(0.01)	9.15
2011	8.17	0.20	0.39	0.59	(0.20)	–	(0.20)	8.56
Institutional shares
2015	8.66	0.03	(0.22)	(0.19)	(0.12)	–	(0.12)	8.35
2014	8.69	0.11	0.02	0.13	–	(0.16)	(0.16)	8.66
2013	9.29	0.07	(0.62)	(0.55)	(0.05)	–	(0.05)	8.69
2012	8.65	0.09	0.58	0.67	(0.03)	–	(0.03)	9.29
2011	8.24	0.28	0.38	0.66	(0.25)	–	(0.25)	8.65
R-1 shares
2015	8.35	(0.07)	(0.19)	(0.26)	(0.09)	–	(0.09)	8.00
2014	8.46	0.02	0.03	0.05	–	(0.16)	(0.16)	8.35
2013	9.09	(0.02)	(0.60)	(0.62)	(0.01)	–	(0.01)	8.46
2012	8.51	0.02	0.57	0.59	(0.01)	–	(0.01)	9.09
2011	8.13	0.19	0.38	0.57	(0.19)	–	(0.19)	8.51
R-2 shares
2015	8.39	(0.06)	(0.19)	(0.25)	(0.10)	–	(0.10)	8.04
2014	8.49	0.03	0.03	0.06	–	(0.16)	(0.16)	8.39
2013	9.11	–	(0.61)	(0.61)	(0.01)	–	(0.01)	8.49
2012	8.52	0.03	0.57	0.60	(0.01)	–	(0.01)	9.11
2011	8.13	0.20	0.39	0.59	(0.20)	–	(0.20)	8.52
R-3 shares
2015	8.46	(0.05)	(0.19)	(0.24)	(0.10)	–	(0.10)	8.12
2014	8.54	0.04	0.04	0.08	–	(0.16)	(0.16)	8.46
2013	9.16	0.02	(0.62)	(0.60)	(0.02)	–	(0.02)	8.54
2012	8.55	0.04	0.58	0.62	(0.01)	–	(0.01)	9.16
2011	8.16	0.22	0.38	0.60	(0.21)	–	(0.21)	8.55
R-4 shares
2015	8.52	(0.02)	(0.20)	(0.22)	(0.11)	–	(0.11)	8.19
2014	8.58	0.07	0.03	0.10	–	(0.16)	(0.16)	8.52
2013	9.20	0.04	(0.63)	(0.59)	(0.03)	–	(0.03)	8.58
2012	8.58	0.08	0.55	0.63	(0.01)	–	(0.01)	9.20
2011	8.18	0.27	0.35	0.62	(0.22)	–	(0.22)	8.58
R-5 shares
2015	8.57	–	(0.21)	(0.21)	(0.11)	–	(0.11)	8.25
2014	8.62	0.16	(0.05)	0.11	–	(0.16)	(0.16)	8.57
2013	9.24	0.06	(0.65)	(0.59)	(0.03)	–	(0.03)	8.62
2012	8.61	0.07	0.58	0.65	(0.02)	–	(0.02)	9.24
2011	8.21	0.25	0.38	0.63	(0.23)	–	(0.23)	8.61

See accompanying notes

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

(2.96)%	(c)	$7,516	1.10%	1.13%	(0.63)%	54.5%
0.85	(c)	8,692	1.11	1.15	0.40	101.6
(6.45	) (c)	9,894	0.86	1.06	0.25	100.9
7.00	(c)	15,135	1.15	1.52	0.25	152.9
7.42	(c)	13,502	1.10	1.24	2.51	131.9

(2.26)		1,608,193	0.39	–	0.41	54.5
1.54		1,023,698	0.40	–	1.29	101.6
(6.00)		773,261	0.40	–	0.79	100.9
7.78		740,023	0.40	–	1.04	152.9
8.19		720,534	0.40	–	3.37	131.9

(3.09)		693	1.27	–	(0.80)	54.5
0.62		905	1.28	–	0.28	101.6
(6.83)		910	1.28	–	(0.21)	100.9
6.89		1,821	1.28	–	0.19	152.9
7.23		1,315	1.28	–	2.39	131.9

(2.86	) (d)	533	1.14	–	(0.74)	54.5
0.73		577	1.15	–	0.34	101.6
(6.73)		752	1.15	–	0.01	100.9
7.01		1,263	1.15	–	0.35	152.9
7.46		1,063	1.15	–	2.50	131.9

(2.80)		4,825	0.96	–	(0.54)	54.5
0.97		5,784	0.97	–	0.50	101.6
(6.54)		6,353	0.97	–	0.22	100.9
7.24		5,447	0.97	–	0.47	152.9
7.57		4,487	0.97	–	2.74	131.9

(2.62)		1,982	0.77	–	(0.21)	54.5
1.20		2,036	0.78	–	0.83	101.6
(6.42)		1,655	0.78	–	0.47	100.9
7.38		1,995	0.78	–	0.88	152.9
7.83		837	0.78	–	3.36	131.9

(2.45)		4,259	0.65	–	(0.04)	54.5
1.31		3,790	0.66	–	1.82	101.6
(6.37)		2,516	0.66	–	0.71	100.9
7.55		4,539	0.66	–	0.81	152.9
7.90		2,309	0.66	–	3.06	131.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
2015	$24.14	$0.19	($3.41)	($3.22)	($0.31)	($0.31)	$20.61
2014	24.25	0.20	(0.22)	(0.02)	(0.09)	(0.09)	24.14
2013	23.69	0.21	0.62	0.83	(0.27)	(0.27)	24.25
2012	22.96	0.22	0.72	0.94	(0.21)	(0.21)	23.69
2011	24.82	0.26	(2.09)	(1.83)	(0.03)	(0.03)	22.96
Institutional shares
2015	24.88	0.26	(3.49)	(3.23)	(0.41)	(0.41)	21.24
2014	25.01	0.32	(0.24)	0.08	(0.21)	(0.21)	24.88
2013	24.42	0.33	0.64	0.97	(0.38)	(0.38)	25.01
2012	23.67	0.34	0.73	1.07	(0.32)	(0.32)	24.42
2011	25.60	0.39	(2.16)	(1.77)	(0.16)	(0.16)	23.67
R-1 shares
2015	24.66	0.10	(3.51)	(3.41)	(0.17)	(0.17)	21.08
2014	24.79	0.09	(0.22)	(0.13)	–	–	24.66
2013	24.20	0.11	0.64	0.75	(0.16)	(0.16)	24.79
2012	23.37	0.13	0.75	0.88	(0.05)	(0.05)	24.20
2011	25.35	0.14	(2.12)	(1.98)	–	–	23.37
R-2 shares
2015	24.52	0.11	(3.47)	(3.36)	(0.21)	(0.21)	20.95
2014	24.63	0.12	(0.22)	(0.10)	(0.01)	(0.01)	24.52
2013	24.03	0.13	0.65	0.78	(0.18)	(0.18)	24.63
2012	23.26	0.16	0.74	0.90	(0.13)	(0.13)	24.03
2011	25.20	0.17	(2.11)	(1.94)	–	–	23.26
R-3 shares
2015	24.68	0.16	(3.49)	(3.33)	(0.25)	(0.25)	21.10
2014	24.74	0.17	(0.23)	(0.06)	–	–	24.68
2013	24.15	0.19	0.64	0.83	(0.24)	(0.24)	24.74
2012	23.38	0.22	0.72	0.94	(0.17)	(0.17)	24.15
2011	25.31	0.23	(2.13)	(1.90)	(0.03)	(0.03)	23.38
R-4 shares
2015	24.82	0.21	(3.52)	(3.31)	(0.31)	(0.31)	21.20
2014	24.93	0.20	(0.21)	(0.01)	(0.10)	(0.10)	24.82
2013	24.35	0.24	0.64	0.88	(0.30)	(0.30)	24.93
2012	23.59	0.25	0.74	0.99	(0.23)	(0.23)	24.35
2011	25.52	0.28	(2.14)	(1.86)	(0.07)	(0.07)	23.59
R-5 shares
2015	24.89	0.24	(3.53)	(3.29)	(0.34)	(0.34)	21.26
2014	25.02	0.24	(0.22)	0.02	(0.15)	(0.15)	24.89
2013	24.43	0.27	0.65	0.92	(0.33)	(0.33)	25.02
2012	23.67	0.29	0.72	1.01	(0.25)	(0.25)	24.43
2011	25.60	0.32	(2.15)	(1.83)	(0.10)	(0.10)	23.67

See accompanying notes

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

(13.47)%	(c)	$99,723	1.66%	1.69%	0.86%	88.4%
(0.09	) (c)	129,223	1.65	1.69	0.83	114.7
3.49	(c)	146,376	1.69	1.89	0.85	117.2
4.18	(c)	164,299	1.72	1.91	0.96	104.8
(7.40	) (c)	170,695	1.71	1.85	1.03	88.4

(13.13)		948,114	1.25	–	1.10	88.4
0.33		1,752,175	1.23	–	1.30	114.7
3.96		1,537,280	1.24	1.24	1.35	117.2
4.67		1,219,393	1.25	1.25	1.45	104.8
(7.00)		1,042,690	1.27	1.27	1.51	88.4

(13.88)		2,842	2.12	–	0.42	88.4
(0.52)		3,490	2.10	–	0.38	114.7
3.09		4,467	2.11	–	0.43	117.2
3.77		5,362	2.11	–	0.56	104.8
(7.81)		6,019	2.13	–	0.56	88.4

(13.76)		3,777	1.99	–	0.46	88.4
(0.41)		5,878	1.97	–	0.50	114.7
3.21		6,610	1.98	–	0.53	117.2
3.93		9,010	1.98	–	0.69	104.8
(7.70)		10,638	2.00	–	0.67	88.4

(13.60)		10,805	1.81	–	0.71	88.4
(0.24)		14,835	1.79	–	0.68	114.7
3.42		19,344	1.80	–	0.77	117.2
4.08		37,931	1.80	–	0.94	104.8
(7.52)		32,869	1.82	–	0.89	88.4

(13.42	) (d)	8,922	1.62	–	0.90	88.4
(0.01)		14,415	1.60	–	0.84	114.7
3.57		20,951	1.61	–	0.98	117.2
4.28		21,453	1.61	–	1.05	104.8
(7.33)		24,222	1.63	–	1.08	88.4

(13.33)		22,656	1.50	–	1.01	88.4
0.08		29,903	1.48	–	0.97	114.7
3.73		33,812	1.49	–	1.08	117.2
4.41		37,421	1.49	–	1.21	104.8
(7.21)		33,187	1.51	–	1.25	88.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL FUND I
Institutional shares
2015	$13.65	$0.16	$0.03	$0.19	($0.31)	($0.31)	$13.53
2014	13.05	0.23	0.58	0.81	(0.21)	(0.21)	13.65
2013	10.79	0.15	2.32	2.47	(0.21)	(0.21)	13.05
2012	10.31	0.20	0.45	0.65	(0.17)	(0.17)	10.79
2011	11.32	0.15	(0.99)	(0.84)	(0.17)	(0.17)	10.31
R-1 shares
2015	13.54	0.04	0.03	0.07	(0.19)	(0.19)	13.42
2014	12.94	0.16	0.54	0.70	(0.10)	(0.10)	13.54
2013	10.70	0.06	2.29	2.35	(0.11)	(0.11)	12.94
2012	10.20	0.11	0.46	0.57	(0.07)	(0.07)	10.70
2011	11.21	0.05	(0.99)	(0.94)	(0.07)	(0.07)	10.20
R-2 shares
2015	13.57	0.06	0.04	0.10	(0.19)	(0.19)	13.48
2014	12.96	0.18	0.54	0.72	(0.11)	(0.11)	13.57
2013	10.72	0.07	2.30	2.37	(0.13)	(0.13)	12.96
2012	10.21	0.12	0.46	0.58	(0.07)	(0.07)	10.72
2011	11.21	0.06	(0.99)	(0.93)	(0.07)	(0.07)	10.21
R-3 shares
2015	13.57	0.08	0.04	0.12	(0.22)	(0.22)	13.47
2014	12.97	0.20	0.54	0.74	(0.14)	(0.14)	13.57
2013	10.71	0.10	2.29	2.39	(0.13)	(0.13)	12.97
2012	10.22	0.14	0.46	0.60	(0.11)	(0.11)	10.71
2011	11.22	0.08	(0.98)	(0.90)	(0.10)	(0.10)	10.22
R-4 shares
2015	13.60	0.10	0.06	0.16	(0.27)	(0.27)	13.49
2014	13.00	0.22	0.55	0.77	(0.17)	(0.17)	13.60
2013	10.74	0.12	2.30	2.42	(0.16)	(0.16)	13.00
2012	10.26	0.16	0.45	0.61	(0.13)	(0.13)	10.74
2011	11.27	0.10	(0.98)	(0.88)	(0.13)	(0.13)	10.26
R-5 shares
2015	13.61	0.12	0.05	0.17	(0.29)	(0.29)	13.49
2014	13.02	0.24	0.54	0.78	(0.19)	(0.19)	13.61
2013	10.76	0.14	2.31	2.45	(0.19)	(0.19)	13.02
2012	10.28	0.17	0.45	0.62	(0.14)	(0.14)	10.76
2011	11.28	0.11	(0.97)	(0.86)	(0.14)	(0.14)	10.28

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

1.32%	(c)	$316,421	0.97%		0.97%	1.14%	52.8%
6.45	(c)	344,528	1.01		1.04	1.76	128.4
23.23		610,764	0.97		1.02	1.27	50.6
6.53		1,069,269	0.98		1.01	1.95	57.3
(7.62)		1,170,084	1.10		1.13	1.34	90.5

0.48	(c)	3,710	1.81		–	0.30	52.8
5.53	(c)	4,271	1.85	(d)	–	1.22	128.4
22.17		4,758	1.83	(d)	–	0.54	50.6
5.61		4,294	1.85	(d)	–	1.04	57.3
(8.45)		4,972	1.97	(d)	–	0.48	90.5

0.71	(c)	3,189	1.68		–	0.44	52.8
5.66	(c)	3,069	1.72	(d)	–	1.34	128.4
22.25		4,108	1.70	(d)	–	0.63	50.6
5.79		4,182	1.72	(d)	–	1.22	57.3
(8.35)		5,052	1.84	(d)	–	0.55	90.5

0.86	(c)	4,721	1.50		–	0.59	52.8
5.83	(c)	5,340	1.54	(d)	–	1.51	128.4
22.51		6,505	1.52	(d)	–	0.88	50.6
5.97		7,223	1.54	(d)	–	1.42	57.3
(8.15)		10,939	1.66	(d)	–	0.75	90.5

1.11	(c)	3,651	1.31		–	0.71	52.8
6.01	(c)	5,718	1.35	(d)	–	1.67	128.4
22.82		8,174	1.33	(d)	–	1.04	50.6
6.07		6,264	1.35	(d)	–	1.56	57.3
(7.96)		11,057	1.47	(d)	–	0.90	90.5

1.12	(c)	9,244	1.19		–	0.89	52.8
6.18	(c)	8,839	1.23	(d)	–	1.83	128.4
23.02		8,295	1.21	(d)	–	1.15	50.6
6.17		6,265	1.23	(d)	–	1.69	57.3
(7.79)		8,738	1.35	(d)	–	0.93	90.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager.
(c)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d)	Reflects Manager's contractual expense limit.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND
Class J shares
2015	$11.00	($0.02)	$0.61	$0.59	$–	($1.22)	($1.22)	$10.37
2014	10.77	(0.02)	1.46	1.44	–	(1.21)	(1.21)	11.00
2013	8.31	0.02	2.46	2.48	(0.02)	–	(0.02)	10.77
2012	7.53	–	0.78	0.78	–	–	–	8.31
2011	7.21	(0.02)	0.34	0.32	–	–	–	7.53
Institutional shares
2015	11.93	0.03	0.66	0.69	(0.02)	(1.22)	(1.24)	11.38
2014	11.57	0.03	1.57	1.60	(0.03)	(1.21)	(1.24)	11.93
2013	8.93	0.07	2.64	2.71	(0.07)	–	(0.07)	11.57
2012	8.07	0.04	0.85	0.89	(0.03)	–	(0.03)	8.93
2011	7.69	0.02	0.36	0.38	–	–	–	8.07
R-1 shares
2015	11.19	(0.06)	0.61	0.55	–	(1.22)	(1.22)	10.52
2014	10.98	(0.06)	1.48	1.42	–	(1.21)	(1.21)	11.19
2013	8.49	(0.01)	2.50	2.49	–	–	–	10.98
2012	7.72	(0.03)	0.80	0.77	–	–	–	8.49
2011	7.42	(0.05)	0.35	0.30	–	–	–	7.72
R-2 shares
2015	11.34	(0.05)	0.62	0.57	–	(1.22)	(1.22)	10.69
2014	11.09	(0.05)	1.51	1.46	–	(1.21)	(1.21)	11.34
2013	8.57	–	2.52	2.52	–	–	–	11.09
2012	7.77	(0.02)	0.82	0.80	–	–	–	8.57
2011	7.46	(0.04)	0.35	0.31	–	–	–	7.77
R-3 shares
2015	12.19	(0.03)	0.67	0.64	–	(1.22)	(1.22)	11.61
2014	11.82	(0.03)	1.61	1.58	–	(1.21)	(1.21)	12.19
2013	9.12	0.02	2.68	2.70	–	–	–	11.82
2012	8.26	–	0.86	0.86	–	–	–	9.12
2011	7.92	(0.03)	0.37	0.34	–	–	–	8.26
R-4 shares
2015	12.12	(0.01)	0.67	0.66	–	(1.22)	(1.22)	11.56
2014	11.74	(0.01)	1.60	1.59	–	(1.21)	(1.21)	12.12
2013	9.06	0.03	2.68	2.71	(0.03)	–	(0.03)	11.74
2012	8.19	0.01	0.86	0.87	–	–	–	9.06
2011	7.83	(0.01)	0.37	0.36	–	–	–	8.19
R-5 shares
2015	12.00	–	0.67	0.67	–	(1.22)	(1.22)	11.45
2014	11.62	–	1.59	1.59	–	(1.21)	(1.21)	12.00
2013	8.98	0.06	2.62	2.68	(0.04)	–	(0.04)	11.62
2012	8.11	0.02	0.85	0.87	–	–	–	8.98
2011	7.75	–	0.36	0.36	–	–	–	8.11

See accompanying notes

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

6.10%	(c)	$69,824	1.03%	1.06%	(0.15)%	54.1%
14.61	(c)	64,841	1.04	1.08	(0.16)	57.7
29.92	(c)	56,800	1.09	1.29	0.25	79.3
10.36	(c)	45,831	1.20	1.39	(0.04)	64.3
4.44	(c)	42,949	1.14	1.28	(0.26)	64.8

6.48		2,352,018	0.64	–	0.25	54.1
15.09		2,791,488	0.65	–	0.24	57.7
30.52		2,513,518	0.64	–	0.69	79.3
11.01		1,852,751	0.64	–	0.51	64.3
4.94		1,699,349	0.65	–	0.23	64.8

5.58		5,815	1.50	–	(0.62)	54.1
14.10		6,258	1.50	–	(0.60)	57.7
29.33		6,534	1.51	–	(0.10)	79.3
9.97		8,500	1.52	–	(0.37)	64.3
4.04		15,012	1.52	–	(0.64)	64.8

5.70		5,386	1.37	–	(0.50)	54.1
14.34		5,846	1.37	–	(0.47)	57.7
29.40		7,383	1.38	–	0.01	79.3
10.30		8,616	1.39	–	(0.23)	64.3
4.16		9,353	1.39	–	(0.51)	64.8

5.89		19,280	1.19	–	(0.30)	54.1
14.48		20,863	1.19	–	(0.29)	57.7
29.67		22,527	1.20	–	0.19	79.3
10.41		25,611	1.21	–	(0.05)	64.3
4.29		38,490	1.21	–	(0.33)	64.8

6.11		14,853	1.00	–	(0.12)	54.1
14.68		13,833	1.00	–	(0.08)	57.7
29.94		18,484	1.01	–	0.32	79.3
10.62		13,612	1.02	–	0.14	64.3
4.60		22,675	1.02	–	(0.13)	64.8

6.27		64,417	0.88	–	0.01	54.1
14.85		71,922	0.88	–	0.01	57.7
30.01		67,568	0.89	–	0.56	79.3
10.77		129,852	0.90	–	0.26	64.3
4.65		124,763	0.90	–	(0.02)	64.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND I
Class J shares
2015		$11.97	($0.02)	$1.02	$1.00	$–	($1.27)	($1.27)	$11.70
2014		11.35	(0.02)	1.41	1.39	–	(0.77)	(0.77)	11.97
2013		8.98	–	2.81	2.81	(0.01)	(0.43)	(0.44)	11.35
2012		8.55	(0.02)	0.79	0.77	–	(0.34)	(0.34)	8.98
2011		7.84	(0.03)	0.74	0.71	–	–	–	8.55
Institutional shares
2015		13.59	0.02	1.19	1.21	(0.04)	(1.27)	(1.31)	13.49
2014		12.76	0.03	1.59	1.62	(0.02)	(0.77)	(0.79)	13.59
2013		10.04	0.05	3.15	3.20	(0.05)	(0.43)	(0.48)	12.76
2012		9.48	0.03	0.88	0.91	(0.01)	(0.34)	(0.35)	10.04
2011		8.66	0.02	0.81	0.83	(0.01)	–	(0.01)	9.48
R-1 shares
2015		12.51	(0.08)	1.07	0.99	–	(1.27)	(1.27)	12.23
2014		11.87	(0.08)	1.49	1.41	–	(0.77)	(0.77)	12.51
2013		9.40	(0.05)	2.95	2.90	–	(0.43)	(0.43)	11.87
2012		8.97	(0.06)	0.83	0.77	–	(0.34)	(0.34)	9.40
2011		8.25	(0.06)	0.78	0.72	–	–	–	8.97
R-2 shares
2015		12.26	(0.06)	1.04	0.98	–	(1.27)	(1.27)	11.97
2014		11.64	(0.06)	1.45	1.39	–	(0.77)	(0.77)	12.26
2013		9.21	(0.03)	2.89	2.86	–	(0.43)	(0.43)	11.64
2012		8.78	(0.04)	0.81	0.77	–	(0.34)	(0.34)	9.21
2011		8.07	(0.05)	0.76	0.71	–	–	–	8.78
R-3 shares
2015		12.88	(0.04)	1.11	1.07	–	(1.27)	(1.27)	12.68
2014		12.18	(0.04)	1.51	1.47	–	(0.77)	(0.77)	12.88
2013		9.61	(0.02)	3.03	3.01	(0.01)	(0.43)	(0.44)	12.18
2012		9.13	(0.03)	0.85	0.82	–	(0.34)	(0.34)	9.61
2011		8.38	(0.04)	0.79	0.75	–	–	–	9.13
R-4 shares
2015		12.97	(0.02)	1.12	1.10	–	(1.27)	(1.27)	12.80
2014		12.23	(0.02)	1.53	1.51	–	(0.77)	(0.77)	12.97
2013		9.65	–	3.03	3.03	(0.02)	(0.43)	(0.45)	12.23
2012		9.15	(0.01)	0.85	0.84	–	(0.34)	(0.34)	9.65
2011		8.38	(0.02)	0.79	0.77	–	–	–	9.15
R-5 shares
2015		13.27	(0.01)	1.16	1.15	(0.01)	(1.27)	(1.28)	13.14
2014		12.49	(0.01)	1.56	1.55	–	(0.77)	(0.77)	13.27
2013		9.84	0.02	3.09	3.11	(0.03)	(0.43)	(0.46)	12.49
2012		9.31	–	0.87	0.87	–	(0.34)	(0.34)	9.84
2011		8.51	(0.01)	0.81	0.80	–	–	–	9.31
R-6 shares
2015	(f)	13.87	(0.01)	0.94	0.93	(0.04)	(1.27)	(1.31)	13.49

See accompanying notes

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

9.48%	(c)	$123,054	0.97%		1.02%	(0.18)%		39.3%
12.90	(c)	106,144	0.99		1.05	(0.19)		38.4
32.60	(c)	95,021	1.06		1.27	(0.03)		37.0
9.61	(c)	69,178	1.13		1.34	(0.25)		33.7
9.06	(c)	62,281	1.14		1.30	(0.36)		52.0

9.93		6,608,588	0.61	(d)	–	0.19		39.3
13.31		7,031,086	0.61	(d)	–	0.20		38.4
33.23		6,240,772	0.61	(d)	–	0.41		37.0
10.22		4,523,083	0.61	(d)	–	0.29		33.7
9.60		3,025,782	0.61	(d)	–	0.18		52.0

9.04	(e)	8,078	1.47	(d)	–	(0.67)		39.3
12.39	(e)	8,406	1.47	(d)	–	(0.66)		38.4
32.09		8,519	1.47	(d)	–	(0.44)		37.0
9.14		5,708	1.48	(d)	–	(0.60)		33.7
8.73		3,664	1.49	(d)	–	(0.71)		52.0

9.05		16,204	1.34	(d)	–	(0.54)		39.3
12.56		21,048	1.34	(d)	–	(0.54)		38.4
32.32		16,060	1.34	(d)	–	(0.30)		37.0
9.34		13,403	1.35	(d)	–	(0.46)		33.7
8.80		9,498	1.36	(d)	–	(0.58)		52.0

9.34		152,222	1.16	(d)	–	(0.36)		39.3
12.67		165,698	1.16	(d)	–	(0.35)		38.4
32.55		152,377	1.16	(d)	–	(0.16)		37.0
9.54		91,042	1.17	(d)	–	(0.28)		33.7
8.95		59,494	1.18	(d)	–	(0.40)		52.0

9.52		94,343	0.97	(d)	–	(0.18)		39.3
12.95		90,002	0.97	(d)	–	(0.16)		38.4
32.75		95,501	0.97	(d)	–	0.04		37.0
9.74		58,532	0.98	(d)	–	(0.09)		33.7
9.19		29,668	0.99	(d)	–	(0.23)		52.0

9.70		320,510	0.85	(d)	–	(0.05)		39.3
13.01		329,991	0.85	(d)	–	(0.05)		38.4
32.90		250,770	0.85	(d)	–	0.18		37.0
9.91		182,770	0.86	(d)	–	0.02		33.7
9.40		117,302	0.87	(d)	–	(0.09)		52.0

7.72	(g)	1,383	0.65 (d)	,(h)	–	(0.09	) (h)	39.3	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

See accompanying notes

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH FUND II
Class J shares
2015	$9.69	$0.01	$0.55	$0.56	($0.03)	($2.50)	($2.53)	$7.72
2014	9.37	0.01	1.19	1.20	(0.03)	(0.85)	(0.88)	9.69
2013	7.66	0.04	1.83	1.87	(0.04)	(0.12)	(0.16)	9.37
2012	7.62	0.01	0.73	0.74	(0.01)	(0.69)	(0.70)	7.66
2011	7.13	0.01	0.55	0.56	(0.03)	(0.04)	(0.07)	7.62
Institutional shares
2015	10.92	0.06	0.64	0.70	(0.06)	(2.50)	(2.56)	9.06
2014	10.45	0.05	1.34	1.39	(0.07)	(0.85)	(0.92)	10.92
2013	8.53	0.08	2.04	2.12	(0.08)	(0.12)	(0.20)	10.45
2012	8.39	0.06	0.81	0.87	(0.04)	(0.69)	(0.73)	8.53
2011	7.85	0.05	0.60	0.65	(0.07)	(0.04)	(0.11)	8.39
R-1 shares
2015	10.32	(0.02)	0.60	0.58	–	(2.50)	(2.50)	8.40
2014	9.95	(0.04)	1.26	1.22	–	(0.85)	(0.85)	10.32
2013	8.11	–	1.96	1.96	–	(0.12)	(0.12)	9.95
2012	8.04	(0.02)	0.78	0.76	–	(0.69)	(0.69)	8.11
2011	7.52	(0.02)	0.58	0.56	–	(0.04)	(0.04)	8.04
R-2 shares
2015	9.98	(0.01)	0.57	0.56	–	(2.50)	(2.50)	8.04
2014	9.63	(0.02)	1.22	1.20	–	(0.85)	(0.85)	9.98
2013	7.86	0.01	1.89	1.90	(0.01)	(0.12)	(0.13)	9.63
2012	7.81	–	0.74	0.74	–	(0.69)	(0.69)	7.86
2011	7.31	(0.01)	0.56	0.55	(0.01)	(0.04)	(0.05)	7.81
R-3 shares
2015	10.22	–	0.59	0.59	–	(2.50)	(2.50)	8.31
2014	9.84	(0.01)	1.26	1.25	(0.02)	(0.85)	(0.87)	10.22
2013	8.03	0.03	1.93	1.96	(0.03)	(0.12)	(0.15)	9.84
2012	7.95	0.01	0.77	0.78	(0.01)	(0.69)	(0.70)	8.03
2011	7.45	–	0.57	0.57	(0.03)	(0.04)	(0.07)	7.95
R-4 shares
2015	10.52	0.02	0.60	0.62	(0.03)	(2.50)	(2.53)	8.61
2014	10.10	0.01	1.29	1.30	(0.03)	(0.85)	(0.88)	10.52
2013	8.23	0.05	1.98	2.03	(0.04)	(0.12)	(0.16)	10.10
2012	8.13	0.02	0.78	0.80	(0.01)	(0.69)	(0.70)	8.23
2011	7.61	0.02	0.58	0.60	(0.04)	(0.04)	(0.08)	8.13
R-5 shares
2015	10.63	0.03	0.61	0.64	(0.03)	(2.50)	(2.53)	8.74
2014	10.19	0.03	1.30	1.33	(0.04)	(0.85)	(0.89)	10.63
2013	8.31	0.06	2.00	2.06	(0.06)	(0.12)	(0.18)	10.19
2012	8.20	0.04	0.78	0.82	(0.02)	(0.69)	(0.71)	8.31
2011	7.67	0.03	0.59	0.62	(0.05)	(0.04)	(0.09)	8.20

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

7.53%	(c)	$33,873	1.28%		1.35%	0.17%	86.1%
13.81	(c)	34,858	1.30		1.35	0.06	83.6
24.95	(c)	32,564	1.32		1.53	0.45	63.6
11.16	(c)	28,779	1.40		1.61	0.17	64.8
7.84	(c)	27,044	1.44		1.60	0.10	73.7

8.07		590,069	0.85	(d)	–	0.63	86.1
14.23		1,062,254	0.87	(d)	–	0.50	83.6
25.46		1,191,048	0.87	(d)	–	0.91	63.6
11.87		1,107,456	0.87	(d)	–	0.71	64.8
8.32		1,019,620	0.93	(d)	–	0.62	73.7

7.13		1,358	1.73	(d)	–	(0.29)	86.1
13.14		1,156	1.75	(d)	–	(0.38)	83.6
24.54		1,293	1.74	(d)	–	0.06	63.6
10.82		1,806	1.75	(d)	–	(0.19)	64.8
7.46		1,316	1.81	(d)	–	(0.25)	73.7

7.21		1,559	1.60	(d)	–	(0.15)	86.1
13.38		1,730	1.62	(d)	–	(0.22)	83.6
24.65		3,250	1.61	(d)	–	0.16	63.6
10.90		3,038	1.62	(d)	–	0.00	64.8
7.54		5,215	1.68	(d)	–	(0.11)	73.7

7.43		6,719	1.42	(d)	–	0.04	86.1
13.61		8,378	1.44	(d)	–	(0.05)	83.6
24.87		11,438	1.43	(d)	–	0.34	63.6
11.21		11,537	1.44	(d)	–	0.13	64.8
7.65		9,751	1.50	(d)	–	0.03	73.7

7.62	(e)	2,186	1.23	(d)	–	0.22	86.1
13.80		6,060	1.25	(d)	–	0.11	83.6
25.12		5,436	1.24	(d)	–	0.54	63.6
11.29		5,291	1.25	(d)	–	0.31	64.8
7.95		7,458	1.31	(d)	–	0.25	73.7

7.68		6,180	1.11	(d)	–	0.37	86.1
13.99		10,823	1.13	(d)	–	0.27	83.6
25.28		17,351	1.12	(d)	–	0.64	63.6
11.41		22,643	1.13	(d)	–	0.45	64.8
8.13		15,637	1.19	(d)	–	0.38	73.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP S&P 500 INDEX FUND
Class J shares
2015	$14.21	$0.23	$0.45	$0.68	($0.22)	($0.01)	($0.23)	$14.66
2014	12.35	0.19	1.84	2.03	(0.17)	–	(0.17)	14.21
2013	9.93	0.18	2.40	2.58	(0.16)	–	(0.16)	12.35
2012	8.81	0.15	1.11	1.26	(0.14)	–	(0.14)	9.93
2011	8.27	0.12	0.50	0.62	(0.08)	–	(0.08)	8.81
Institutional shares
2015	14.35	0.27	0.45	0.72	(0.26)	(0.01)	(0.27)	14.80
2014	12.47	0.24	1.85	2.09	(0.21)	–	(0.21)	14.35
2013	10.02	0.23	2.42	2.65	(0.20)	–	(0.20)	12.47
2012	8.89	0.19	1.11	1.30	(0.17)	–	(0.17)	10.02
2011	8.35	0.16	0.50	0.66	(0.12)	–	(0.12)	8.89
R-1 shares
2015	14.26	0.15	0.44	0.59	(0.14)	(0.01)	(0.15)	14.70
2014	12.39	0.13	1.84	1.97	(0.10)	–	(0.10)	14.26
2013	9.96	0.13	2.41	2.54	(0.11)	–	(0.11)	12.39
2012	8.83	0.11	1.11	1.22	(0.09)	–	(0.09)	9.96
2011	8.31	0.08	0.50	0.58	(0.06)	–	(0.06)	8.83
R-2 shares
2015	14.35	0.17	0.44	0.61	(0.15)	(0.01)	(0.16)	14.80
2014	12.47	0.14	1.86	2.00	(0.12)	–	(0.12)	14.35
2013	10.02	0.14	2.44	2.58	(0.13)	–	(0.13)	12.47
2012	8.88	0.12	1.12	1.24	(0.10)	–	(0.10)	10.02
2011	8.34	0.10	0.49	0.59	(0.05)	–	(0.05)	8.88
R-3 shares
2015	14.33	0.19	0.45	0.64	(0.18)	(0.01)	(0.19)	14.78
2014	12.45	0.17	1.86	2.03	(0.15)	–	(0.15)	14.33
2013	10.02	0.16	2.42	2.58	(0.15)	–	(0.15)	12.45
2012	8.89	0.13	1.13	1.26	(0.13)	–	(0.13)	10.02
2011	8.35	0.11	0.50	0.61	(0.07)	–	(0.07)	8.89
R-4 shares
2015	14.39	0.22	0.44	0.66	(0.21)	(0.01)	(0.22)	14.83
2014	12.50	0.19	1.87	2.06	(0.17)	–	(0.17)	14.39
2013	10.05	0.18	2.44	2.62	(0.17)	–	(0.17)	12.50
2012	8.92	0.15	1.12	1.27	(0.14)	–	(0.14)	10.05
2011	8.38	0.13	0.50	0.63	(0.09)	–	(0.09)	8.92
R-5 shares
2015	14.50	0.24	0.45	0.69	(0.23)	(0.01)	(0.24)	14.95
2014	12.60	0.21	1.87	2.08	(0.18)	–	(0.18)	14.50
2013	10.13	0.20	2.45	2.65	(0.18)	–	(0.18)	12.60
2012	8.98	0.17	1.13	1.30	(0.15)	–	(0.15)	10.13
2011	8.44	0.14	0.50	0.64	(0.10)	–	(0.10)	8.98

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

4.78%	(c)	$518,099	0.45%	0.50%	1.59%	6.3%
16.61	(c)	508,718	0.50	0.54	1.47	5.9
26.39	(c)	435,774	0.54	0.74	1.66	3.0
14.49	(c)	349,801	0.59	0.78	1.55	3.5
7.49	(c)	323,928	0.58	0.72	1.41	4.3

5.06		3,232,141	0.16	–	1.87	6.3
17.00		2,530,539	0.16	–	1.81	5.9
26.98		2,231,434	0.16	0.16	2.02	3.0
14.97		1,687,068	0.16	0.16	1.97	3.5
7.89		1,292,005	0.17	0.17	1.82	4.3

4.16		21,157	1.03	–	1.00	6.3
16.00		18,889	1.03	–	0.95	5.9
25.81		18,762	1.03	–	1.17	3.0
13.98		16,940	1.04	–	1.11	3.5
6.94		16,169	1.04	–	0.95	4.3

4.27		30,689	0.90	–	1.14	6.3
16.20		37,848	0.90	–	1.09	5.9
26.00		43,560	0.90	–	1.29	3.0
14.12		37,824	0.91	–	1.24	3.5
7.05		36,188	0.91	–	1.09	4.3

4.46		217,562	0.72	–	1.32	6.3
16.43		248,852	0.72	–	1.25	5.9
26.14		219,693	0.72	–	1.47	3.0
14.35		170,210	0.73	–	1.41	3.5
7.31		127,726	0.73	–	1.26	4.3

4.62		219,215	0.53	–	1.51	6.3
16.67		214,570	0.53	–	1.44	5.9
26.43		179,047	0.53	–	1.64	3.0
14.50		120,923	0.54	–	1.61	3.5
7.51		120,723	0.54	–	1.45	4.3

4.76		381,876	0.41	–	1.63	6.3
16.73		418,629	0.41	–	1.56	5.9
26.58		354,869	0.41	–	1.77	3.0
14.74		260,492	0.42	–	1.73	3.5
7.58		224,128	0.42	–	1.57	4.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND
Class J shares
2015	$13.69	$0.18	$0.18	$0.36	($0.16)	($1.36)	($1.52)	$12.53
2014	13.39	0.16	1.42	1.58	(0.11)	(1.17)	(1.28)	13.69
2013	10.74	0.19	2.64	2.83	(0.18)	–	(0.18)	13.39
2012	9.19	0.14	1.50	1.64	(0.09)	–	(0.09)	10.74
2011	8.68	0.09	0.49	0.58	(0.07)	–	(0.07)	9.19
Institutional shares
2015	13.90	0.24	0.18	0.42	(0.21)	(1.36)	(1.57)	12.75
2014	13.58	0.21	1.45	1.66	(0.17)	(1.17)	(1.34)	13.90
2013	10.90	0.25	2.66	2.91	(0.23)	–	(0.23)	13.58
2012	9.32	0.20	1.52	1.72	(0.14)	–	(0.14)	10.90
2011	8.81	0.14	0.49	0.63	(0.12)	–	(0.12)	9.32
R-1 shares
2015	13.76	0.12	0.17	0.29	(0.09)	(1.36)	(1.45)	12.60
2014	13.47	0.09	1.44	1.53	(0.07)	(1.17)	(1.24)	13.76
2013	10.80	0.15	2.65	2.80	(0.13)	–	(0.13)	13.47
2012	9.23	0.10	1.52	1.62	(0.05)	–	(0.05)	10.80
2011	8.72	0.05	0.50	0.55	(0.04)	–	(0.04)	9.23
R-2 shares
2015	13.81	0.14	0.17	0.31	(0.12)	(1.36)	(1.48)	12.64
2014	13.52	0.11	1.45	1.56	(0.10)	(1.17)	(1.27)	13.81
2013	10.84	0.16	2.67	2.83	(0.15)	–	(0.15)	13.52
2012	9.25	0.12	1.52	1.64	(0.05)	–	(0.05)	10.84
2011	8.74	0.07	0.49	0.56	(0.05)	–	(0.05)	9.25
R-3 shares
2015	13.80	0.16	0.18	0.34	(0.15)	(1.36)	(1.51)	12.63
2014	13.50	0.14	1.44	1.58	(0.11)	(1.17)	(1.28)	13.80
2013	10.83	0.18	2.67	2.85	(0.18)	–	(0.18)	13.50
2012	9.26	0.14	1.51	1.65	(0.08)	–	(0.08)	10.83
2011	8.72	0.08	0.49	0.57	(0.03)	–	(0.03)	9.26
R-4 shares
2015	13.78	0.19	0.17	0.36	(0.16)	(1.36)	(1.52)	12.62
2014	13.47	0.16	1.44	1.60	(0.12)	(1.17)	(1.29)	13.78
2013	10.81	0.20	2.65	2.85	(0.19)	–	(0.19)	13.47
2012	9.24	0.16	1.51	1.67	(0.10)	–	(0.10)	10.81
2011	8.74	0.10	0.49	0.59	(0.09)	–	(0.09)	9.24
R-5 shares
2015	13.90	0.20	0.18	0.38	(0.17)	(1.36)	(1.53)	12.75
2014	13.57	0.18	1.45	1.63	(0.13)	(1.17)	(1.30)	13.90
2013	10.91	0.22	2.66	2.88	(0.22)	–	(0.22)	13.57
2012	9.32	0.17	1.53	1.70	(0.11)	–	(0.11)	10.91
2011	8.81	0.11	0.51	0.62	(0.11)	–	(0.11)	9.32

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

2.81%	(c)	$68,986	0.79%	0.82%	1.46%	90.6%
12.75	(c)	75,289	0.83	0.87	1.18	118.8
26.74	(c)	68,659	0.91	1.11	1.59	121.4
17.97	(c)	51,317	0.99	1.18	1.39	117.4
6.72	(c)	45,068	0.98	1.12	0.91	130.9

3.24		2,187,554	0.42	–	1.85	90.6
13.19		3,432,095	0.41	–	1.59	118.8
27.26		2,998,720	0.43	–	2.04	121.4
18.71		1,612,943	0.44	–	1.94	117.4
7.21		1,274,154	0.45	–	1.45	130.9

2.29		1,384	1.29	–	0.95	90.6
12.21		1,415	1.29	–	0.71	118.8
26.24		1,517	1.30	–	1.21	121.4
17.65		1,115	1.31	–	1.05	117.4
6.32		1,191	1.31	–	0.57	130.9

2.39		2,048	1.16	–	1.13	90.6
12.39		4,144	1.16	–	0.85	118.8
26.40		3,487	1.17	–	1.29	121.4
17.83		2,032	1.18	–	1.19	117.4
6.45		2,131	1.18	–	0.70	130.9

2.60		3,815	0.98	–	1.26	90.6
12.57		4,508	0.98	–	1.03	118.8
26.67		3,725	0.99	–	1.52	121.4
18.03		2,753	1.00	–	1.37	117.4
6.59		2,700	1.00	–	0.89	130.9

2.77		2,116	0.79	–	1.46	90.6
12.80		2,579	0.79	–	1.22	118.8
26.81		2,721	0.80	–	1.65	121.4
18.26		2,117	0.81	–	1.58	117.4
6.80		2,275	0.81	–	1.06	130.9

2.94		7,201	0.67	–	1.57	90.6
12.91		8,092	0.67	–	1.36	118.8
26.89		9,285	0.68	–	1.85	121.4
18.44		5,500	0.69	–	1.69	117.4
6.99		4,363	0.69	–	1.19	130.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP VALUE FUND III
Class J shares
2015	$15.55	$0.19	$0.19	$0.38	($0.19)	($0.16)	($0.35)	$15.58
2014	13.56	0.17	1.85	2.02	(0.03)	–	(0.03)	15.55
2013	10.91	0.15	2.71	2.86	(0.21)	–	(0.21)	13.56
2012	9.73	0.14	1.17	1.31	(0.13)	–	(0.13)	10.91
2011	9.56	0.09	0.17	0.26	(0.09)	–	(0.09)	9.73
Institutional shares
2015	15.75	0.25	0.20	0.45	(0.25)	(0.16)	(0.41)	15.79
2014	13.74	0.22	1.88	2.10	(0.09)	–	(0.09)	15.75
2013	11.07	0.19	2.75	2.94	(0.27)	–	(0.27)	13.74
2012	9.86	0.20	1.19	1.39	(0.18)	–	(0.18)	11.07
2011	9.70	0.15	0.16	0.31	(0.15)	–	(0.15)	9.86
R-1 shares
2015	15.68	0.11	0.19	0.30	(0.14)	(0.16)	(0.30)	15.68
2014	13.71	0.08	1.89	1.97	–	–	–	15.68
2013	11.02	0.10	2.74	2.84	(0.15)	–	(0.15)	13.71
2012	9.79	0.10	1.19	1.29	(0.06)	–	(0.06)	11.02
2011	9.63	0.05	0.17	0.22	(0.06)	–	(0.06)	9.79
R-2 shares
2015	15.64	0.13	0.20	0.33	(0.14)	(0.16)	(0.30)	15.67
2014	13.66	0.11	1.87	1.98	–	–	–	15.64
2013	10.98	0.11	2.74	2.85	(0.17)	–	(0.17)	13.66
2012	9.76	0.12	1.18	1.30	(0.08)	–	(0.08)	10.98
2011	9.59	0.07	0.17	0.24	(0.07)	–	(0.07)	9.76
R-3 shares
2015	16.24	0.17	0.20	0.37	(0.16)	(0.16)	(0.32)	16.29
2014	14.18	0.14	1.93	2.07	(0.01)	–	(0.01)	16.24
2013	11.39	0.14	2.83	2.97	(0.18)	–	(0.18)	14.18
2012	10.13	0.14	1.23	1.37	(0.11)	–	(0.11)	11.39
2011	9.93	0.09	0.18	0.27	(0.07)	–	(0.07)	10.13
R-4 shares
2015	15.72	0.19	0.19	0.38	(0.20)	(0.16)	(0.36)	15.74
2014	13.71	0.16	1.89	2.05	(0.04)	–	(0.04)	15.72
2013	11.03	0.16	2.73	2.89	(0.21)	–	(0.21)	13.71
2012	9.82	0.16	1.19	1.35	(0.14)	–	(0.14)	11.03
2011	9.66	0.11	0.16	0.27	(0.11)	–	(0.11)	9.82
R-5 shares
2015	15.82	0.21	0.20	0.41	(0.21)	(0.16)	(0.37)	15.86
2014	13.77	0.19	1.89	2.08	(0.03)	–	(0.03)	15.82
2013	11.11	0.17	2.74	2.91	(0.25)	–	(0.25)	13.77
2012	9.87	0.17	1.20	1.37	(0.13)	–	(0.13)	11.11
2011	9.71	0.12	0.16	0.28	(0.12)	–	(0.12)	9.87

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

2.40%	(c)	$72,661	1.14%		1.18%	1.21%	27.6%
14.96	(c)	78,435	1.15		1.20	1.14	41.3	(d)
26.65	(c)	73,120	1.22		1.43	1.21	64.8
13.63	(c)	62,870	1.31		1.52	1.33	58.3
2.71	(c)	64,254	1.27		1.42	0.92	70.9

2.82		1,796,638	0.76	(e)	–	1.60	27.6
15.36		2,804,940	0.76	(e)	–	1.51	41.3	(d)
27.13		1,657,474	0.79	(e)	–	1.56	64.8
14.38		677,325	0.78	(e)	–	1.92	58.3
3.16		1,056,201	0.78	(e)	–	1.42	70.9

1.91		4,604	1.64	(e)	–	0.71	27.6
14.37		5,160	1.63	(e)	–	0.56	41.3	(d)
26.10		2,175	1.67	(e)	–	0.79	64.8
13.31		2,369	1.66	(e)	–	0.99	58.3
2.22		2,821	1.66	(e)	–	0.53	70.9

2.11		5,018	1.51	(e)	–	0.84	27.6
14.49		5,737	1.50	(e)	–	0.75	41.3	(d)
26.27		5,605	1.54	(e)	–	0.92	64.8
13.42		6,283	1.53	(e)	–	1.15	58.3
2.43		9,411	1.53	(e)	–	0.67	70.9

2.28		11,864	1.33	(e)	–	1.02	27.6
14.64		15,163	1.32	(e)	–	0.94	41.3	(d)
26.47		10,306	1.36	(e)	–	1.09	64.8
13.64		9,792	1.35	(e)	–	1.31	58.3
2.67		13,446	1.35	(e)	–	0.85	70.9

2.46	(f)	6,276	1.14	(e)	–	1.22	27.6
14.96		9,314	1.13	(e)	–	1.09	41.3	(d)
26.67		5,773	1.17	(e)	–	1.27	64.8
13.93		5,167	1.16	(e)	–	1.58	58.3
2.74		10,525	1.16	(e)	–	1.04	70.9

2.56		11,280	1.02	(e)	–	1.32	27.6
15.11		9,397	1.01	(e)	–	1.26	41.3	(d)
26.72		8,642	1.05	(e)	–	1.40	64.8
14.10		8,898	1.04	(e)	–	1.63	58.3
2.86		10,476	1.04	(e)	–	1.15	70.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Portfolio turnover rate excludes approximately $123,553,000 of sales from portfolio realignment from the acquisition of LargeCap Value Fund I.
(e)	Reflects Manager's contractual expense limit.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP FUND
Class J shares
2015	$21.27	$0.01	$1.30	$1.31	($0.03)	($1.08)	($1.11)	$21.47
2014	19.21	0.04	2.44	2.48	–	(0.42)	(0.42)	21.27
2013	14.95	0.05	4.57	4.62	(0.13)	(0.23)	(0.36)	19.21
2012	13.60	0.05	2.13	2.18	(0.02)	(0.81)	(0.83)	14.95
2011	12.63	0.01	1.58	1.59	(0.13)	(0.49)	(0.62)	13.60
Institutional shares
2015	22.33	0.05	1.38	1.43	(0.08)	(1.08)	(1.16)	22.60
2014	20.15	0.09	2.56	2.65	(0.05)	(0.42)	(0.47)	22.33
2013	15.67	0.10	4.80	4.90	(0.19)	(0.23)	(0.42)	20.15
2012	14.22	0.12	2.22	2.34	(0.08)	(0.81)	(0.89)	15.67
2011	13.18	0.07	1.65	1.72	(0.19)	(0.49)	(0.68)	14.22
R-1 shares
2015	21.02	(0.12)	1.29	1.17	–	(1.08)	(1.08)	21.11
2014	19.09	(0.07)	2.42	2.35	–	(0.42)	(0.42)	21.02
2013	14.92	(0.04)	4.56	4.52	(0.12)	(0.23)	(0.35)	19.09
2012	13.62	–	2.11	2.11	–	(0.81)	(0.81)	14.92
2011	12.65	(0.04)	1.58	1.54	(0.08)	(0.49)	(0.57)	13.62
R-2 shares
2015	21.20	(0.09)	1.30	1.21	–	(1.08)	(1.08)	21.33
2014	19.23	(0.05)	2.44	2.39	–	(0.42)	(0.42)	21.20
2013	15.00	(0.02)	4.59	4.57	(0.11)	(0.23)	(0.34)	19.23
2012	13.66	0.01	2.14	2.15	–	(0.81)	(0.81)	15.00
2011	12.71	(0.03)	1.59	1.56	(0.12)	(0.49)	(0.61)	13.66
R-3 shares
2015	21.70	(0.05)	1.33	1.28	–	(1.08)	(1.08)	21.90
2014	19.64	(0.01)	2.49	2.48	–	(0.42)	(0.42)	21.70
2013	15.32	0.01	4.68	4.69	(0.14)	(0.23)	(0.37)	19.64
2012	13.91	0.04	2.18	2.22	–	(0.81)	(0.81)	15.32
2011	12.93	–	1.61	1.61	(0.14)	(0.49)	(0.63)	13.91
R-4 shares
2015	22.29	(0.01)	1.36	1.35	(0.01)	(1.08)	(1.09)	22.55
2014	20.12	0.03	2.56	2.59	–	(0.42)	(0.42)	22.29
2013	15.66	0.05	4.79	4.84	(0.15)	(0.23)	(0.38)	20.12
2012	14.23	0.07	2.22	2.29	(0.05)	(0.81)	(0.86)	15.66
2011	13.21	0.02	1.66	1.68	(0.17)	(0.49)	(0.66)	14.23
R-5 shares
2015	22.13	0.01	1.36	1.37	(0.04)	(1.08)	(1.12)	22.38
2014	19.98	0.05	2.54	2.59	(0.02)	(0.42)	(0.44)	22.13
2013	15.55	0.07	4.75	4.82	(0.16)	(0.23)	(0.39)	19.98
2012	14.12	0.08	2.21	2.29	(0.05)	(0.81)	(0.86)	15.55
2011	13.09	0.04	1.65	1.69	(0.17)	(0.49)	(0.66)	14.12

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

6.42%	(c)	$278,993	0.88%	0.91%	0.04%	22.6%
13.18	(c)	290,503	0.92	0.96	0.19	18.3
31.56	(c)	287,254	0.98	1.18	0.31	13.0
17.27	(c)	222,928	1.10	1.29	0.35	21.1
12.97	(c)	194,970	1.10	1.25	0.08	33.2

6.71	(d)	5,328,050	0.67	–	0.23	22.6
13.45		3,836,296	0.68	–	0.43	18.3
32.04		2,828,522	0.66	0.66	0.59	13.0
17.72		1,389,161	0.65	0.65	0.80	21.1
13.48		580,128	0.65	0.65	0.53	33.2

5.81		58,620	1.47	–	(0.58)	22.6
12.57		32,574	1.47	–	(0.38)	18.3
30.96		20,791	1.48	–	(0.25)	13.0
16.68		7,778	1.50	–	(0.03)	21.1
12.57		1,985	1.51	–	(0.32)	33.2

5.95		34,310	1.34	–	(0.41)	22.6
12.69		40,695	1.34	–	(0.23)	18.3
31.09		40,741	1.35	–	(0.10)	13.0
16.93		21,181	1.37	–	0.08	21.1
12.66		8,697	1.38	–	(0.21)	33.2

6.15		151,776	1.16	–	(0.24)	22.6
12.89		158,675	1.16	–	(0.05)	18.3
31.30		155,477	1.17	–	0.08	13.0
17.17		77,423	1.19	–	0.28	21.1
12.85		20,680	1.20	–	(0.03)	33.2

6.32		154,669	0.97	–	(0.06)	22.6
13.13		168,845	0.97	–	0.14	18.3
31.59		163,047	0.98	–	0.28	13.0
17.33		90,257	1.00	–	0.44	21.1
13.08		44,862	1.01	–	0.16	33.2

6.46		325,637	0.85	–	0.06	22.6
13.25		266,198	0.85	–	0.25	18.3
31.74		196,640	0.86	–	0.37	13.0
17.46		77,833	0.88	–	0.57	21.1
13.34		50,417	0.89	–	0.28	33.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Distributions	Total
	Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period
MIDCAP GROWTH FUND
Class J shares
2015	$6.96	($0.04)	$0.51	$0.47	($1.59)	($1.59)	$5.84
2014	8.00	(0.04)	0.87	0.83	(1.87)	(1.87)	6.96
2013	6.51	(0.04)	1.95	1.91	(0.42)	(0.42)	8.00
2012	7.15	(0.04)	0.31	0.27	(0.91)	(0.91)	6.51
2011	6.49	(0.06)	0.72	0.66	–	–	7.15
Institutional shares
2015	8.23	(0.01)	0.62	0.61	(1.59)	(1.59)	7.25
2014	9.08	(0.01)	1.03	1.02	(1.87)	(1.87)	8.23
2013	7.31	–	2.19	2.19	(0.42)	(0.42)	9.08
2012	7.86	–	0.36	0.36	(0.91)	(0.91)	7.31
2011	7.10	(0.03)	0.79	0.76	–	–	7.86
R-1 shares
2015	7.24	(0.06)	0.53	0.47	(1.59)	(1.59)	6.12
2014	8.27	(0.07)	0.91	0.84	(1.87)	(1.87)	7.24
2013	6.74	(0.06)	2.01	1.95	(0.42)	(0.42)	8.27
2012	7.38	(0.06)	0.33	0.27	(0.91)	(0.91)	6.74
2011	6.73	(0.09)	0.74	0.65	–	–	7.38
R-2 shares
2015	7.63	(0.06)	0.56	0.50	(1.59)	(1.59)	6.54
2014	8.60	(0.06)	0.96	0.90	(1.87)	(1.87)	7.63
2013	6.98	(0.05)	2.09	2.04	(0.42)	(0.42)	8.60
2012	7.61	(0.05)	0.33	0.28	(0.91)	(0.91)	6.98
2011	6.92	(0.08)	0.77	0.69	–	–	7.61
R-3 shares
2015	7.95	(0.05)	0.60	0.55	(1.59)	(1.59)	6.91
2014	8.87	(0.05)	1.00	0.95	(1.87)	(1.87)	7.95
2013	7.18	(0.04)	2.15	2.11	(0.42)	(0.42)	8.87
2012	7.78	(0.04)	0.35	0.31	(0.91)	(0.91)	7.18
2011	7.07	(0.07)	0.78	0.71	–	–	7.78
R-4 shares
2015	8.24	(0.04)	0.63	0.59	(1.59)	(1.59)	7.24
2014	9.12	(0.03)	1.02	0.99	(1.87)	(1.87)	8.24
2013	7.36	(0.03)	2.21	2.18	(0.42)	(0.42)	9.12
2012	7.93	(0.03)	0.37	0.34	(0.91)	(0.91)	7.36
2011	7.19	(0.05)	0.79	0.74	–	–	7.93
R-5 shares
2015	8.46	(0.03)	0.64	0.61	(1.59)	(1.59)	7.48
2014	9.30	(0.02)	1.05	1.03	(1.87)	(1.87)	8.46
2013	7.48	(0.02)	2.26	2.24	(0.42)	(0.42)	9.30
2012	8.05	(0.02)	0.36	0.34	(0.91)	(0.91)	7.48
2011	7.29	(0.05)	0.81	0.76	–	–	8.05

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

8.34%	(c)	$65,375	1.20%	1.23%	(0.64)%	128.9%
12.73	(c)	42,144	1.20	1.24	(0.55)	184.6
31.12	(c)	31,805	1.22	1.42	(0.51)	222.6
5.71	(c)	23,812	1.28	1.47	(0.60)	167.6
10.17	(c)	24,203	1.21	1.35	(0.83)	155.1

8.84		37,603	0.75	0.75	(0.17)	128.9
13.41		33,471	0.75	0.78	(0.14)	184.6
31.57		65,325	0.74	0.77	(0.04)	222.6
6.40		49,383	0.70	0.78	(0.02)	167.6
10.70		53,210	0.70	0.73	(0.32)	155.1

7.95		1,607	1.56	–	(0.99)	128.9
12.34		1,269	1.56	–	(0.92)	184.6
30.63		1,518	1.56	–	(0.85)	222.6
5.48		1,503	1.56	–	(0.88)	167.6
9.66		1,441	1.55	–	(1.18)	155.1

8.11	(d)	3,642	1.43	–	(0.86)	128.9
12.62		2,751	1.43	–	(0.78)	184.6
30.86		2,699	1.43	–	(0.72)	222.6
5.45		2,609	1.43	–	(0.76)	167.6
9.97		3,331	1.42	–	(1.04)	155.1

8.31		11,746	1.25	–	(0.74)	128.9
12.83		4,118	1.25	–	(0.58)	184.6
30.99		3,830	1.25	–	(0.52)	222.6
5.75		5,306	1.25	–	(0.58)	167.6
10.04		6,698	1.24	–	(0.86)	155.1

8.53		5,296	1.06	–	(0.53)	128.9
12.96		2,193	1.06	–	(0.42)	184.6
31.20		2,239	1.06	–	(0.35)	222.6
6.05		2,608	1.06	–	(0.45)	167.6
10.29		9,194	1.05	–	(0.67)	155.1

8.56		17,729	0.94	–	(0.37)	128.9
13.16		14,192	0.94	–	(0.29)	184.6
31.51		15,380	0.94	–	(0.26)	222.6
5.95		19,913	0.94	–	(0.30)	167.6
10.43		33,603	0.93	–	(0.55)	155.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP GROWTH FUND III
Class J shares
2015	$11.26	($0.07)	$0.30	$0.23	$–	($2.61)	($2.61)	$8.88
2014	12.69	(0.06)	1.10	1.04	–	(2.47)	(2.47)	11.26
2013	9.91	(0.06)	3.08	3.02	–	(0.24)	(0.24)	12.69
2012	9.71	(0.05)	0.25	0.20	–	–	–	9.91
2011	8.82	(0.06)	0.95	0.89	–	–	–	9.71
Institutional shares
2015	12.72	(0.04)	0.35	0.31	–	(2.61)	(2.61)	10.42
2014	13.97	(0.01)	1.23	1.22	–	(2.47)	(2.47)	12.72
2013	10.87	–	3.38	3.38	(0.04)	(0.24)	(0.28)	13.97
2012	10.59	0.01	0.27	0.28	–	–	–	10.87
2011	9.57	(0.01)	1.03	1.02	–	–	–	10.59
R-1 shares
2015	11.46	(0.12)	0.31	0.19	–	(2.61)	(2.61)	9.04
2014	12.91	(0.11)	1.13	1.02	–	(2.47)	(2.47)	11.46
2013	10.12	(0.10)	3.13	3.03	–	(0.24)	(0.24)	12.91
2012	9.95	(0.08)	0.25	0.17	–	–	–	10.12
2011	9.07	(0.10)	0.98	0.88	–	–	–	9.95
R-2 shares
2015	11.75	(0.11)	0.31	0.20	–	(2.61)	(2.61)	9.34
2014	13.16	(0.09)	1.15	1.06	–	(2.47)	(2.47)	11.75
2013	10.30	(0.09)	3.19	3.10	–	(0.24)	(0.24)	13.16
2012	10.11	(0.07)	0.26	0.19	–	–	–	10.30
2011	9.21	(0.08)	0.98	0.90	–	–	–	10.11
R-3 shares
2015	12.36	(0.09)	0.33	0.24	–	(2.61)	(2.61)	9.99
2014	13.71	(0.08)	1.20	1.12	–	(2.47)	(2.47)	12.36
2013	10.70	(0.07)	3.32	3.25	–	(0.24)	(0.24)	13.71
2012	10.48	(0.05)	0.27	0.22	–	–	–	10.70
2011	9.53	(0.07)	1.02	0.95	–	–	–	10.48
R-4 shares
2015	12.54	(0.07)	0.34	0.27	–	(2.61)	(2.61)	10.20
2014	13.85	(0.05)	1.21	1.16	–	(2.47)	(2.47)	12.54
2013	10.79	(0.05)	3.35	3.30	–	(0.24)	(0.24)	13.85
2012	10.55	(0.04)	0.28	0.24	–	–	–	10.79
2011	9.57	(0.05)	1.03	0.98	–	–	–	10.55
R-5 shares
2015	12.87	(0.07)	0.36	0.29	–	(2.61)	(2.61)	10.55
2014	14.13	(0.04)	1.25	1.21	–	(2.47)	(2.47)	12.87
2013	10.99	(0.03)	3.41	3.38	–	(0.24)	(0.24)	14.13
2012	10.74	(0.02)	0.27	0.25	–	–	–	10.99
2011	9.73	(0.04)	1.05	1.01	–	–	–	10.74

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

2.53%	(c)	$35,147	1.37%		1.43%	(0.77)%	64.6%
9.50	(c)	37,273	1.41		1.47	(0.53)	131.4
31.14	(c)	37,316	1.43		1.65	(0.53)	105.0
2.06	(c)	29,541	1.50		1.71	(0.48)	127.6
10.09	(c)	32,439	1.45		1.62	(0.58)	107.8

2.93		1,319,604	0.95	(d)	–	(0.34)	64.6
9.99		1,378,931	0.95	(d)	–	(0.07)	131.4
31.78		1,406,949	0.95	(d)	–	(0.04)	105.0
2.64		1,310,305	0.95	(d)	–	0.07	127.6
10.66		1,340,389	0.95	(d)	–	(0.08)	107.8

2.05		2,914	1.83	(d)	–	(1.22)	64.6
9.12		3,400	1.83	(d)	–	(0.95)	131.4
30.57		3,446	1.83	(d)	–	(0.88)	105.0
1.71		3,731	1.83	(d)	–	(0.82)	127.6
9.70		4,645	1.83	(d)	–	(0.94)	107.8

2.21	(e)	4,233	1.70	(d)	–	(1.09)	64.6
9.27		4,970	1.70	(d)	–	(0.81)	131.4
30.72		6,205	1.70	(d)	–	(0.78)	105.0
1.88		6,229	1.70	(d)	–	(0.69)	127.6
9.77		7,782	1.70	(d)	–	(0.77)	107.8

2.36		8,561	1.52	(d)	–	(0.87)	64.6
9.36		18,078	1.52	(d)	–	(0.63)	131.4
30.98		22,048	1.52	(d)	–	(0.58)	105.0
2.10		23,334	1.52	(d)	–	(0.50)	127.6
9.97		32,650	1.52	(d)	–	(0.64)	107.8

2.60		8,250	1.33	(d)	–	(0.68)	64.6
9.58		22,511	1.33	(d)	–	(0.44)	131.4
31.19		27,086	1.33	(d)	–	(0.39)	105.0
2.27		24,559	1.33	(d)	–	(0.32)	127.6
10.24		33,364	1.33	(d)	–	(0.45)	107.8

2.72		10,947	1.21	(d)	–	(0.61)	64.6
9.76		11,399	1.21	(d)	–	(0.30)	131.4
31.38		20,890	1.21	(d)	–	(0.22)	105.0
2.33		37,395	1.21	(d)	–	(0.19)	127.6
10.38		35,709	1.21	(d)	–	(0.34)	107.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2015	$19.58	$0.18	$0.35	$0.53	($0.16)	($0.91)	($1.07)	$19.04
2014	18.35	0.15	1.80	1.95	(0.12)	(0.60)	(0.72)	19.58
2013	14.43	0.14	4.40	4.54	(0.13)	(0.49)	(0.62)	18.35
2012	13.60	0.10	1.34	1.44	(0.07)	(0.54)	(0.61)	14.43
2011	12.79	0.08	0.92	1.00	(0.06)	(0.13)	(0.19)	13.60
Institutional shares
2015	20.03	0.25	0.36	0.61	(0.23)	(0.91)	(1.14)	19.50
2014	18.74	0.23	1.84	2.07	(0.18)	(0.60)	(0.78)	20.03
2013	14.73	0.22	4.47	4.69	(0.19)	(0.49)	(0.68)	18.74
2012	13.87	0.17	1.36	1.53	(0.13)	(0.54)	(0.67)	14.73
2011	13.04	0.14	0.95	1.09	(0.13)	(0.13)	(0.26)	13.87
R-1 shares
2015	19.78	0.08	0.35	0.43	(0.07)	(0.91)	(0.98)	19.23
2014	18.58	0.07	1.82	1.89	(0.09)	(0.60)	(0.69)	19.78
2013	14.60	0.08	4.46	4.54	(0.07)	(0.49)	(0.56)	18.58
2012	13.74	0.05	1.36	1.41	(0.01)	(0.54)	(0.55)	14.60
2011	12.94	0.03	0.93	0.96	(0.03)	(0.13)	(0.16)	13.74
R-2 shares
2015	20.28	0.11	0.36	0.47	(0.09)	(0.91)	(1.00)	19.75
2014	18.98	0.10	1.86	1.96	(0.06)	(0.60)	(0.66)	20.28
2013	14.89	0.10	4.55	4.65	(0.07)	(0.49)	(0.56)	18.98
2012	13.99	0.07	1.39	1.46	(0.02)	(0.54)	(0.56)	14.89
2011	13.16	0.05	0.95	1.00	(0.04)	(0.13)	(0.17)	13.99
R-3 shares
2015	20.24	0.15	0.36	0.51	(0.13)	(0.91)	(1.04)	19.71
2014	18.94	0.13	1.86	1.99	(0.09)	(0.60)	(0.69)	20.24
2013	14.88	0.13	4.54	4.67	(0.12)	(0.49)	(0.61)	18.94
2012	14.01	0.09	1.39	1.48	(0.07)	(0.54)	(0.61)	14.88
2011	13.19	0.07	0.95	1.02	(0.07)	(0.13)	(0.20)	14.01
R-4 shares
2015	20.29	0.19	0.36	0.55	(0.16)	(0.91)	(1.07)	19.77
2014	19.00	0.17	1.86	2.03	(0.14)	(0.60)	(0.74)	20.29
2013	14.93	0.16	4.55	4.71	(0.15)	(0.49)	(0.64)	19.00
2012	14.04	0.12	1.40	1.52	(0.09)	(0.54)	(0.63)	14.93
2011	13.21	0.10	0.95	1.05	(0.09)	(0.13)	(0.22)	14.04
R-5 shares
2015	20.44	0.21	0.38	0.59	(0.19)	(0.91)	(1.10)	19.93
2014	19.13	0.19	1.87	2.06	(0.15)	(0.60)	(0.75)	20.44
2013	15.02	0.19	4.57	4.76	(0.16)	(0.49)	(0.65)	19.13
2012	14.12	0.14	1.40	1.54	(0.10)	(0.54)	(0.64)	15.02
2011	13.28	0.12	0.95	1.07	(0.10)	(0.13)	(0.23)	14.12

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

2.84%	(c)	$93,241	0.54%	0.59%	0.93%	19.8%
10.96	(c)	88,285	0.60	0.64	0.79	13.9
32.57	(c)	73,163	0.65	0.85	0.86	11.2
11.31	(c)	47,839	0.66	0.85	0.72	14.5
7.81	(c)	44,558	0.66	0.80	0.56	15.8

3.20		621,745	0.19	0.19	1.26	19.8
11.44		534,362	0.20	0.20	1.19	13.9
33.09		402,962	0.21	0.21	1.30	11.2
11.86		250,683	0.20	0.24	1.18	14.5
8.35		177,993	0.20	0.26	1.01	15.8

2.30		19,225	1.04	–	0.42	19.8
10.48		20,397	1.04	–	0.35	13.9
32.08		12,674	1.04	–	0.50	11.2
10.92		9,930	1.04	–	0.34	14.5
7.43		9,042	1.04	–	0.18	15.8

2.43		17,423	0.91	–	0.56	19.8
10.61		21,010	0.91	–	0.49	13.9
32.24		20,660	0.91	–	0.62	11.2
11.08		17,916	0.91	–	0.47	14.5
7.55		19,215	0.91	–	0.31	15.8

2.64		114,367	0.73	–	0.74	19.8
10.82		124,106	0.73	–	0.67	13.9
32.42		133,208	0.73	–	0.79	11.2
11.31		83,360	0.73	–	0.64	14.5
7.68		61,273	0.73	–	0.49	15.8

2.86		119,042	0.54	–	0.92	19.8
11.02		110,658	0.54	–	0.85	13.9
32.66		89,068	0.54	–	0.97	11.2
11.54		53,385	0.54	–	0.84	14.5
7.94		43,311	0.54	–	0.68	15.8

3.02		199,225	0.42	–	1.05	19.8
11.11		215,084	0.42	–	0.98	13.9
32.85		181,266	0.42	–	1.09	11.2
11.62		113,313	0.42	–	0.96	14.5
8.08		93,033	0.42	–	0.80	15.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND I
Class J shares
2015	$16.34	$0.04	($0.17)	($0.13)	($0.03)	($2.08)	($2.11)	$14.10
2014	18.32	0.03	2.17	2.20	(0.04)	(4.14)	(4.18)	16.34
2013	14.03	0.07	4.33	4.40	(0.11)	–	(0.11)	18.32
2012	12.47	0.07	1.51	1.58	(0.02)	–	(0.02)	14.03
2011	12.06	0.03	0.45	0.48	(0.07)	–	(0.07)	12.47
Institutional shares
2015	16.49	0.10	(0.17)	(0.07)	(0.08)	(2.08)	(2.16)	14.26
2014	18.45	0.10	2.18	2.28	(0.10)	(4.14)	(4.24)	16.49
2013	14.14	0.15	4.34	4.49	(0.18)	–	(0.18)	18.45
2012	12.57	0.15	1.51	1.66	(0.09)	–	(0.09)	14.14
2011	12.17	0.10	0.45	0.55	(0.15)	–	(0.15)	12.57
R-1 shares
2015	16.00	(0.03)	(0.17)	(0.20)	–	(2.08)	(2.08)	13.72
2014	18.05	(0.04)	2.13	2.09	–	(4.14)	(4.14)	16.00
2013	13.83	–	4.27	4.27	(0.05)	–	(0.05)	18.05
2012	12.32	0.03	1.48	1.51	–	–	–	13.83
2011	11.94	(0.02)	0.45	0.43	(0.05)	–	(0.05)	12.32
R-2 shares
2015	16.08	(0.01)	(0.17)	(0.18)	–	(2.08)	(2.08)	13.82
2014	18.10	(0.02)	2.14	2.12	–	(4.14)	(4.14)	16.08
2013	13.87	0.02	4.28	4.30	(0.07)	–	(0.07)	18.10
2012	12.34	0.05	1.48	1.53	–	–	–	13.87
2011	11.94	–	0.45	0.45	(0.05)	–	(0.05)	12.34
R-3 shares
2015	16.26	0.01	(0.16)	(0.15)	–	(2.08)	(2.08)	14.03
2014	18.25	0.01	2.16	2.17	(0.02)	(4.14)	(4.16)	16.26
2013	13.99	0.05	4.31	4.36	(0.10)	–	(0.10)	18.25
2012	12.43	0.07	1.50	1.57	(0.01)	–	(0.01)	13.99
2011	12.04	0.02	0.46	0.48	(0.09)	–	(0.09)	12.43
R-4 shares
2015	16.31	0.04	(0.17)	(0.13)	(0.03)	(2.08)	(2.11)	14.07
2014	18.30	0.04	2.16	2.20	(0.05)	(4.14)	(4.19)	16.31
2013	14.03	0.08	4.32	4.40	(0.13)	–	(0.13)	18.30
2012	12.46	0.09	1.52	1.61	(0.04)	–	(0.04)	14.03
2011	12.08	0.05	0.44	0.49	(0.11)	–	(0.11)	12.46
R-5 shares
2015	16.39	0.06	(0.17)	(0.11)	(0.05)	(2.08)	(2.13)	14.15
2014	18.36	0.06	2.17	2.23	(0.06)	(4.14)	(4.20)	16.39
2013	14.08	0.10	4.33	4.43	(0.15)	–	(0.15)	18.36
2012	12.52	0.11	1.51	1.62	(0.06)	–	(0.06)	14.08
2011	12.12	0.06	0.46	0.52	(0.12)	–	(0.12)	12.52

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

(0.96)%(c),(d)		$70,488	1.31%		1.40%	0.27%	106.6%
14.64	(c)	77,754	1.36		1.46	0.17	85.3
31.54	(c)	65,896	1.43		1.65	0.42	98.6
12.66	(c)	52,378	1.51		1.72	0.56	87.3
3.99	(c)	52,154	1.48		1.64	0.23	80.3

(0.59)		1,518,632	0.94	(e)	–	0.64	106.6
15.07		1,377,675	0.94	(e)	–	0.59	85.3
32.12		1,279,003	0.98	(e)	–	0.93	98.6
13.28		1,431,810	0.98	(e)	–	1.09	87.3
4.49		1,256,845	0.98	(e)	–	0.73	80.3

(1.45	) (d)	5,378	1.80	(e)	–	(0.21)	106.6
14.13		6,852	1.80	(e)	–	(0.27)	85.3
30.99		6,643	1.84	(e)	–	0.00	98.6
12.26		6,229	1.85	(e)	–	0.22	87.3
3.59		5,985	1.85	(e)	–	(0.14)	80.3

(1.37)		9,423	1.67	(e)	–	(0.08)	106.6
14.30		12,046	1.67	(e)	–	(0.13)	85.3
31.14		15,229	1.71	(e)	–	0.16	98.6
12.40		14,689	1.72	(e)	–	0.35	87.3
3.79		15,380	1.72	(e)	–	0.01	80.3

(1.15)		29,970	1.49	(e)	–	0.10	106.6
14.49		37,981	1.49	(e)	–	0.05	85.3
31.32		39,275	1.53	(e)	–	0.31	98.6
12.66		32,137	1.54	(e)	–	0.53	87.3
3.95		39,064	1.54	(e)	–	0.17	80.3

(0.92	) (d)	27,448	1.30	(e)	–	0.30	106.6
14.66		36,994	1.30	(e)	–	0.24	85.3
31.60		35,447	1.34	(e)	–	0.50	98.6
12.92		27,235	1.35	(e)	–	0.71	87.3
4.04		28,916	1.35	(e)	–	0.36	80.3

(0.89)		66,454	1.18	(e)	–	0.41	106.6
14.86		83,762	1.18	(e)	–	0.35	85.3
31.77		68,821	1.22	(e)	–	0.64	98.6
12.98		57,052	1.23	(e)	–	0.85	87.3
4.26		40,902	1.23	(e)	–	0.47	80.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP VALUE FUND III
Class J shares
2015		$19.52	$0.18	$0.03	$0.21	($0.17)	($1.49)	($1.66)	$18.07
2014		17.94	0.17	2.09	2.26	(0.15)	(0.53)	(0.68)	19.52
2013		13.60	0.17	4.33	4.50	(0.16)	–	(0.16)	17.94
2012		11.97	0.15	1.59	1.74	(0.11)	–	(0.11)	13.60
2011		11.27	0.12	0.71	0.83	(0.13)	–	(0.13)	11.97
Institutional shares
2015		20.60	0.25	0.04	0.29	(0.24)	(1.49)	(1.73)	19.16
2014		18.88	0.26	2.20	2.46	(0.21)	(0.53)	(0.74)	20.60
2013		14.31	0.24	4.55	4.79	(0.22)	–	(0.22)	18.88
2012		12.59	0.23	1.66	1.89	(0.17)	–	(0.17)	14.31
2011		11.85	0.17	0.76	0.93	(0.19)	–	(0.19)	12.59
R-1 shares
2015		19.65	0.07	0.05	0.12	(0.14)	(1.49)	(1.63)	18.14
2014		18.07	0.08	2.11	2.19	(0.08)	(0.53)	(0.61)	19.65
2013		13.69	0.10	4.36	4.46	(0.08)	–	(0.08)	18.07
2012		12.03	0.10	1.60	1.70	(0.04)	–	(0.04)	13.69
2011		11.34	0.08	0.70	0.78	(0.09)	–	(0.09)	12.03
R-2 shares
2015		19.76	0.10	0.03	0.13	(0.13)	(1.49)	(1.62)	18.27
2014		18.18	0.10	2.12	2.22	(0.11)	(0.53)	(0.64)	19.76
2013		13.79	0.12	4.39	4.51	(0.12)	–	(0.12)	18.18
2012		12.11	0.12	1.61	1.73	(0.05)	–	(0.05)	13.79
2011		11.42	0.08	0.72	0.80	(0.11)	–	(0.11)	12.11
R-3 shares
2015		19.64	0.13	0.05	0.18	(0.17)	(1.49)	(1.66)	18.16
2014		18.07	0.13	2.11	2.24	(0.14)	(0.53)	(0.67)	19.64
2013		13.73	0.14	4.37	4.51	(0.17)	–	(0.17)	18.07
2012		12.08	0.15	1.59	1.74	(0.09)	–	(0.09)	13.73
2011		11.39	0.10	0.72	0.82	(0.13)	–	(0.13)	12.08
R-4 shares
2015		19.48	0.17	0.04	0.21	(0.19)	(1.49)	(1.68)	18.01
2014		17.92	0.16	2.10	2.26	(0.17)	(0.53)	(0.70)	19.48
2013		13.61	0.17	4.33	4.50	(0.19)	–	(0.19)	17.92
2012		11.98	0.17	1.58	1.75	(0.12)	–	(0.12)	13.61
2011		11.29	0.13	0.71	0.84	(0.15)	–	(0.15)	11.98
R-5 shares
2015		19.65	0.19	0.04	0.23	(0.21)	(1.49)	(1.70)	18.18
2014		18.03	0.19	2.12	2.31	(0.16)	(0.53)	(0.69)	19.65
2013		13.70	0.20	4.33	4.53	(0.20)	–	(0.20)	18.03
2012		12.05	0.18	1.60	1.78	(0.13)	–	(0.13)	13.70
2011		11.36	0.14	0.71	0.85	(0.16)	–	(0.16)	12.05
R-6 shares
2015	(e)	21.10	0.19	(0.40)	(0.21)	(0.24)	(1.49)	(1.73)	19.16

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

1.13%	(c)	$104,787	0.98%		1.02%	0.96%		70.9%
12.97	(c)	112,480	1.02		1.07	0.93		70.2
33.42	(c)	103,978	1.05		1.27	1.11		88.3
14.65	(c)	82,259	1.16		1.36	1.19		52.9
7.37	(c)	79,335	1.13		1.28	0.95		86.4

1.46		866,866	0.65		0.66	1.28		70.9
13.44		822,011	0.64		0.65	1.29		70.2
33.96		640,181	0.66		0.67	1.40		88.3
15.18		1,893	0.69		2.25	1.68		52.9
7.86		817	0.70		4.18	1.39		86.4

0.60		1,496	1.51	(d)	–	0.39		70.9
12.45		1,046	1.51	(d)	–	0.41		70.2
32.79		452	1.53	(d)	–	0.64		88.3
14.20		318	1.56	(d)	–	0.79		52.9
6.88		332	1.55	(d)	–	0.63		86.4

0.68		2,204	1.38	(d)	–	0.55		70.9
12.58		1,663	1.38	(d)	–	0.53		70.2
32.94		1,176	1.40	(d)	–	0.77		88.3
14.38		871	1.43	(d)	–	0.93		52.9
6.97		981	1.42	(d)	–	0.68		86.4

0.93		15,024	1.20	(d)	–	0.69		70.9
12.75		9,010	1.20	(d)	–	0.69		70.2
33.18		4,319	1.22	(d)	–	0.90		88.3
14.52		2,188	1.25	(d)	–	1.12		52.9
7.23		1,834	1.24	(d)	–	0.85		86.4

1.13		18,262	1.01	(d)	–	0.89		70.9
12.99		14,160	1.01	(d)	–	0.83		70.2
33.44		4,061	1.03	(d)	–	1.04		88.3
14.72		1,125	1.06	(d)	–	1.30		52.9
7.46		1,049	1.05	(d)	–	1.07		86.4

1.23		27,790	0.89	(d)	–	1.03		70.9
13.19		17,886	0.89	(d)	–	1.03		70.2
33.53		11,095	0.91	(d)	–	1.26		88.3
14.96		6,614	0.94	(d)	–	1.41		52.9
7.52		5,595	0.93	(d)	–	1.18		86.4

(0.94	) (f)	3,846	0.69 (d)	,(g)	–	1.06	(g)	70.9	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Total
	Value,	Investment	Dividends	Net Asset			Net Assets, End of
	Beginning	Income	and	Value, End			Period (in
	of Period	(Loss)(a)	Distributions	of Period	Total Return		thousands)
MONEY MARKET FUND
Class J shares
2015	$1.00	$–	$–	$1.00	0.00	%(c)	$254,240
2014	1.00	–	–	1.00	0.00	(c)	249,914
2013	1.00	–	–	1.00	0.00	(c)	278,536
2012	1.00	–	–	1.00	0.00	(c)	282,576
2011	1.00	–	–	1.00	0.00	(c)	316,914
Institutional shares
2015	1.00	–	–	1.00	0.00		260,109
2014	1.00	–	–	1.00	0.00		337,381
2013	1.00	–	–	1.00	0.00		357,925
2012	1.00	–	–	1.00	0.00		353,584
2011	1.00	–	–	1.00	0.00		263,071

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

		Ratio of Net
Ratio of Expenses	Ratio of Gross	Investment Income
to Average Net	Expenses to Average	to Average Net
Assets	Net Assets(b)	Assets

0.20%	0.83%	0.00%
0.17	0.82	0.00
0.21	0.82	0.00
0.29	0.87	0.00
0.28	0.76	0.00

0.20	0.42	0.00
0.17	0.42	0.00
0.21	0.41	0.00
0.28	0.43	0.00
0.28	0.41	0.00

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
OVERSEAS FUND
Institutional shares
2015		$11.51	$0.20	($0.73)	($0.53)	($0.28)	($0.53)	($0.81)	$10.17
2014		12.11	0.25	(0.08)	0.17	(0.22)	(0.55)	(0.77)	11.51
2013		9.96	0.24	2.13	2.37	(0.22)	–	(0.22)	12.11
2012		9.89	0.24	0.47	0.71	(0.23)	(0.41)	(0.64)	9.96
2011		11.44	0.24	(0.88)	(0.64)	(0.14)	(0.77)	(0.91)	9.89
R-1 shares
2015		11.40	0.10	(0.72)	(0.62)	(0.18)	(0.53)	(0.71)	10.07
2014		12.01	0.15	(0.08)	0.07	(0.13)	(0.55)	(0.68)	11.40
2013		9.90	0.15	2.11	2.26	(0.15)	–	(0.15)	12.01
2012	(c)	9.89	0.15	(0.14)	0.01	–	–	–	9.90
R-2 shares
2015		11.42	0.11	(0.71)	(0.60)	(0.20)	(0.53)	(0.73)	10.09
2014		12.02	0.16	(0.07)	0.09	(0.14)	(0.55)	(0.69)	11.42
2013		9.91	0.16	2.11	2.27	(0.16)	–	(0.16)	12.02
2012	(c)	9.89	0.16	(0.14)	0.02	–	–	–	9.91
R-3 shares
2015		11.41	0.13	(0.71)	(0.58)	(0.22)	(0.53)	(0.75)	10.08
2014		12.04	0.19	(0.08)	0.11	(0.19)	(0.55)	(0.74)	11.41
2013		9.92	0.20	2.09	2.29	(0.17)	–	(0.17)	12.04
2012	(c)	9.89	0.17	(0.14)	0.03	–	–	–	9.92
R-4 shares
2015		11.45	0.16	(0.72)	(0.56)	(0.24)	(0.53)	(0.77)	10.12
2014		12.07	0.21	(0.08)	0.13	(0.20)	(0.55)	(0.75)	11.45
2013		9.94	0.07	2.25	2.32	(0.19)	–	(0.19)	12.07
2012	(c)	9.89	0.18	(0.13)	0.05	–	–	–	9.94
R-5 shares
2015		11.46	0.17	(0.73)	(0.56)	(0.25)	(0.53)	(0.78)	10.12
2014		12.06	0.22	(0.07)	0.15	(0.20)	(0.55)	(0.75)	11.46
2013		9.95	0.21	2.12	2.33	(0.22)	–	(0.22)	12.06
2012	(c)	9.89	0.19	(0.13)	0.06	–	–	–	9.95

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate

(4.66)%		$2,654,066	1.06	%(b)	1.85%		35.8%
1.49		2,559,657	1.06	(b)	2.14		34.9
24.16		2,280,703	1.07	(b)	2.25		35.3
8.29		1,707,927	1.08	(b)	2.58		27.9
(6.01)		1,351,191	1.08	(b)	2.25		38.6

(5.49)		12	1.93	(b)	0.95		35.8
0.63		12	1.93	(b)	1.24		34.9
23.09		12	1.94	(b)	1.35		35.3
0.10	(d)	10	1.94 (b)	,(e)	2.31	(e)	27.9	(e)

(5.36)		12	1.80	(b)	1.07		35.8
0.82		12	1.80	(b)	1.37		34.9
23.19		12	1.81	(b)	1.48		35.3
0.20	(d)	10	1.82 (b)	,(e)	2.45	(e)	27.9	(e)

(5.12)		281	1.62	(b)	1.25		35.8
0.94		249	1.62	(b)	1.58		34.9
23.42		172	1.63	(b)	1.85		35.3
0.30	(d)	10	1.64 (b)	,(e)	2.61	(e)	27.9	(e)

(4.98)		461	1.43	(b)	1.46		35.8
1.15		484	1.43	(b)	1.81		34.9
23.65		469	1.44	(b)	0.61		35.3
0.51	(d)	10	1.45 (b)	,(e)	2.79	(e)	27.9	(e)

(4.85	) (f)	512	1.31	(b)	1.57		35.8
1.26		554	1.31	(b)	1.87		34.9
23.75		606	1.32	(b)	1.99		35.3
0.61	(d)	10	1.33 (b)	,(e)	2.94	(e)	27.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from March 1, 2012, date operations commenced, through October 31, 2012.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Institutional shares
2015	$59.67	$0.86	$2.64	$3.50	($0.73)	($2.23)	($2.96)	$60.21
2014	53.31	0.71	7.41	8.12	(0.61)	(1.15)	(1.76)	59.67
2013	42.34	0.77	11.42	12.19	(0.73)	(0.49)	(1.22)	53.31
2012	38.63	0.56	4.05	4.61	(0.42)	(0.48)	(0.90)	42.34
2011	37.63	0.47	2.21	2.68	(0.57)	(1.11)	(1.68)	38.63
R-1 shares
2015	58.68	0.33	2.60	2.93	(0.24)	(2.23)	(2.47)	59.14
2014	52.40	0.22	7.30	7.52	(0.09)	(1.15)	(1.24)	58.68
2013	41.64	0.38	11.24	11.62	(0.37)	(0.49)	(0.86)	52.40
2012	38.18	0.20	4.01	4.21	(0.27)	(0.48)	(0.75)	41.64
2011	37.42	0.08	2.24	2.32	(0.45)	(1.11)	(1.56)	38.18
R-2 shares
2015	58.79	0.41	2.59	3.00	(0.28)	(2.23)	(2.51)	59.28
2014	52.56	0.29	7.32	7.61	(0.23)	(1.15)	(1.38)	58.79
2013	41.78	0.41	11.30	11.71	(0.44)	(0.49)	(0.93)	52.56
2012	38.26	0.26	4.00	4.26	(0.26)	(0.48)	(0.74)	41.78
2011	37.44	0.14	2.25	2.39	(0.46)	(1.11)	(1.57)	38.26
R-3 shares
2015	58.78	0.52	2.59	3.11	(0.44)	(2.23)	(2.67)	59.22
2014	52.58	0.38	7.32	7.70	(0.35)	(1.15)	(1.50)	58.78
2013	41.85	0.46	11.33	11.79	(0.57)	(0.49)	(1.06)	52.58
2012	38.31	0.33	4.01	4.34	(0.32)	(0.48)	(0.80)	41.85
2011	37.49	0.21	2.25	2.46	(0.53)	(1.11)	(1.64)	38.31
R-4 shares
2015	59.17	0.63	2.62	3.25	(0.53)	(2.23)	(2.76)	59.66
2014	52.91	0.50	7.35	7.85	(0.44)	(1.15)	(1.59)	59.17
2013	42.05	0.58	11.37	11.95	(0.60)	(0.49)	(1.09)	52.91
2012	38.42	0.40	4.03	4.43	(0.32)	(0.48)	(0.80)	42.05
2011	37.53	0.31	2.23	2.54	(0.54)	(1.11)	(1.65)	38.42
R-5 shares
2015	59.34	0.70	2.63	3.33	(0.58)	(2.23)	(2.81)	59.86
2014	53.06	0.56	7.38	7.94	(0.51)	(1.15)	(1.66)	59.34
2013	42.15	0.64	11.39	12.03	(0.63)	(0.49)	(1.12)	53.06
2012	38.50	0.47	4.01	4.48	(0.35)	(0.48)	(0.83)	42.15
2011	37.57	0.37	2.22	2.59	(0.55)	(1.11)	(1.66)	38.50

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
			Ratio of Expenses	Investment Income
		Net Assets, End of	to Average Net	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Assets	Turnover Rate

6.12%		$1,501,149	0.46%	1.45%	14.0%
15.62		1,507,343	0.46	1.27	8.3
29.52		1,357,704	0.48	1.63	14.3
12.28		1,053,972	0.50	1.38	8.2
7.15		907,061	0.52	1.19	12.7

5.21	(b)	4,282	1.33	0.56	14.0
14.60		1,635	1.34	0.39	8.3
28.39		1,424	1.35	0.82	14.3
11.32		1,789	1.37	0.50	8.2
6.22		1,585	1.39	0.22	12.7

5.33		3,797	1.20	0.70	14.0
14.77		2,155	1.21	0.52	8.3
28.56		2,228	1.22	0.88	14.3
11.43		1,800	1.24	0.65	8.2
6.41		1,840	1.26	0.36	12.7

5.53	(b)	35,202	1.02	0.88	14.0
14.97		24,394	1.03	0.70	8.3
28.79		19,700	1.04	0.97	14.3
11.64		9,790	1.06	0.82	8.2
6.59		7,551	1.08	0.54	12.7

5.73		23,003	0.83	1.07	14.0
15.17		15,267	0.84	0.90	8.3
29.05		16,588	0.85	1.22	14.3
11.83		9,840	0.87	0.98	8.2
6.80		7,661	0.89	0.81	12.7

5.86		54,410	0.71	1.19	14.0
15.32		36,551	0.72	1.00	8.3
29.20		29,179	0.73	1.35	14.3
11.96		16,559	0.75	1.15	8.2
6.91		17,231	0.77	0.94	12.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying footnotes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
PRINCIPAL LIFETIME 2010 FUND
Class J shares
2015	$13.65	$0.27	($0.22)	$0.05	($0.26)	($0.26)	$13.44
2014	13.07	0.23	0.58	0.81	(0.23)	(0.23)	13.65
2013	12.08	0.25	1.00	1.25	(0.26)	(0.26)	13.07
2012	11.31	0.21	0.81	1.02	(0.25)	(0.25)	12.08
2011	11.10	0.25	0.20	0.45	(0.24)	(0.24)	11.31
Institutional shares
2015	13.71	0.32	(0.23)	0.09	(0.30)	(0.30)	13.50
2014	13.13	0.27	0.58	0.85	(0.27)	(0.27)	13.71
2013	12.14	0.30	0.99	1.29	(0.30)	(0.30)	13.13
2012	11.37	0.25	0.81	1.06	(0.29)	(0.29)	12.14
2011	11.16	0.29	0.21	0.50	(0.29)	(0.29)	11.37
R-1 shares
2015	13.58	0.20	(0.23)	(0.03)	(0.17)	(0.17)	13.38
2014	13.00	0.17	0.55	0.72	(0.14)	(0.14)	13.58
2013	12.01	0.19	0.98	1.17	(0.18)	(0.18)	13.00
2012	11.24	0.15	0.80	0.95	(0.18)	(0.18)	12.01
2011	11.03	0.19	0.21	0.40	(0.19)	(0.19)	11.24
R-2 shares
2015	13.58	0.22	(0.24)	(0.02)	(0.17)	(0.17)	13.39
2014	13.00	0.18	0.56	0.74	(0.16)	(0.16)	13.58
2013	12.00	0.22	0.97	1.19	(0.19)	(0.19)	13.00
2012	11.22	0.17	0.80	0.97	(0.19)	(0.19)	12.00
2011	11.02	0.22	0.19	0.41	(0.21)	(0.21)	11.22
R-3 shares
2015	13.56	0.24	(0.22)	0.02	(0.22)	(0.22)	13.36
2014	12.99	0.19	0.57	0.76	(0.19)	(0.19)	13.56
2013	12.01	0.23	0.98	1.21	(0.23)	(0.23)	12.99
2012	11.24	0.19	0.79	0.98	(0.21)	(0.21)	12.01
2011	11.03	0.22	0.21	0.43	(0.22)	(0.22)	11.24
R-4 shares
2015	13.60	0.28	(0.25)	0.03	(0.23)	(0.23)	13.40
2014	13.03	0.23	0.56	0.79	(0.22)	(0.22)	13.60
2013	12.03	0.24	1.00	1.24	(0.24)	(0.24)	13.03
2012	11.27	0.21	0.79	1.00	(0.24)	(0.24)	12.03
2011	11.07	0.25	0.20	0.45	(0.25)	(0.25)	11.27
R-5 shares
2015	13.64	0.28	(0.23)	0.05	(0.26)	(0.26)	13.43
2014	13.06	0.24	0.57	0.81	(0.23)	(0.23)	13.64
2013	12.07	0.27	0.99	1.26	(0.27)	(0.27)	13.06
2012	11.30	0.22	0.81	1.03	(0.26)	(0.26)	12.07
2011	11.10	0.28	0.18	0.46	(0.26)	(0.26)	11.30

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

0.36%	(d)	$249,105	0.31%	0.34%	1.99%	32.7%
6.25	(d)	255,331	0.33	0.37	1.71	24.1
10.51	(d)	235,463	0.34	0.54	2.00	15.2
9.22	(d)	214,077	0.37	0.56	1.82	28.7
4.10	(d)	202,423	0.39	0.53	2.17	16.4

0.65		871,781	0.04	–	2.31	32.7
6.54		1,096,931	0.04	–	2.04	24.1
10.81		1,093,311	0.04	–	2.42	15.2
9.58		1,148,980	0.04	–	2.14	28.7
4.52		1,074,682	0.04	–	2.55	16.4

(0.23)		12,141	0.92	–	1.48	32.7
5.61		14,995	0.91	–	1.27	24.1
9.90		18,403	0.91	–	1.53	15.2
8.62		20,503	0.91	–	1.31	28.7
3.63		21,110	0.92	–	1.65	16.4

(0.11)		12,072	0.79	–	1.63	32.7
5.74		15,736	0.78	–	1.39	24.1
10.09		20,762	0.78	–	1.76	15.2
8.77		25,982	0.78	–	1.48	28.7
3.70		30,298	0.79	–	1.91	16.4

0.12		64,152	0.61	–	1.76	32.7
5.93		74,667	0.60	–	1.47	24.1
10.20		76,245	0.60	–	1.83	15.2
8.94		80,009	0.60	–	1.61	28.7
3.95		81,172	0.61	–	1.98	16.4

0.26		38,245	0.42	–	2.10	32.7
6.10		59,247	0.41	–	1.71	24.1
10.52		68,271	0.41	–	1.94	15.2
9.12		68,441	0.41	–	1.85	28.7
4.09		77,085	0.42	–	2.17	16.4

0.39		90,554	0.30	–	2.06	32.7
6.29		108,094	0.29	–	1.77	24.1
10.59		113,248	0.29	–	2.16	15.2
9.31		114,530	0.29	–	1.90	28.7
4.16		115,406	0.30	–	2.44	16.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2015	$11.31	$0.26	($0.18)	$0.08	($0.27)	($0.36)	($0.63)	$10.76
2014	11.13	0.22	0.54	0.76	(0.21)	(0.37)	(0.58)	11.31
2013	10.27	0.22	1.09	1.31	(0.23)	(0.22)	(0.45)	11.13
2012	9.70	0.20	0.73	0.93	(0.22)	(0.14)	(0.36)	10.27
2011	9.71	0.22	0.19	0.41	(0.22)	(0.20)	(0.42)	9.70
R-1 shares
2015	11.02	0.19	(0.22)	(0.03)	(0.16)	(0.36)	(0.52)	10.47
2014	10.86	0.14	0.51	0.65	(0.12)	(0.37)	(0.49)	11.02
2013	10.03	0.14	1.05	1.19	(0.14)	(0.22)	(0.36)	10.86
2012	9.48	0.12	0.71	0.83	(0.14)	(0.14)	(0.28)	10.03
2011	9.52	0.14	0.17	0.31	(0.15)	(0.20)	(0.35)	9.48
R-2 shares
2015	11.07	0.19	(0.20)	(0.01)	(0.18)	(0.36)	(0.54)	10.52
2014	10.90	0.12	0.54	0.66	(0.12)	(0.37)	(0.49)	11.07
2013	10.08	0.16	1.04	1.20	(0.16)	(0.22)	(0.38)	10.90
2012	9.51	0.13	0.72	0.85	(0.14)	(0.14)	(0.28)	10.08
2011	9.54	0.14	0.18	0.32	(0.15)	(0.20)	(0.35)	9.51
R-3 shares
2015	11.09	0.21	(0.20)	0.01	(0.21)	(0.36)	(0.57)	10.53
2014	10.92	0.15	0.54	0.69	(0.15)	(0.37)	(0.52)	11.09
2013	10.09	0.16	1.07	1.23	(0.18)	(0.22)	(0.40)	10.92
2012	9.54	0.14	0.72	0.86	(0.17)	(0.14)	(0.31)	10.09
2011	9.57	0.16	0.18	0.34	(0.17)	(0.20)	(0.37)	9.54
R-4 shares
2015	11.15	0.23	(0.20)	0.03	(0.22)	(0.36)	(0.58)	10.60
2014	10.98	0.18	0.53	0.71	(0.17)	(0.37)	(0.54)	11.15
2013	10.15	0.19	1.05	1.24	(0.19)	(0.22)	(0.41)	10.98
2012	9.59	0.18	0.71	0.89	(0.19)	(0.14)	(0.33)	10.15
2011	9.61	0.18	0.19	0.37	(0.19)	(0.20)	(0.39)	9.59
R-5 shares
2015	11.18	0.25	(0.21)	0.04	(0.24)	(0.36)	(0.60)	10.62
2014	11.01	0.19	0.53	0.72	(0.18)	(0.37)	(0.55)	11.18
2013	10.17	0.19	1.08	1.27	(0.21)	(0.22)	(0.43)	11.01
2012	9.61	0.15	0.75	0.90	(0.20)	(0.14)	(0.34)	10.17
2011	9.63	0.21	0.16	0.37	(0.19)	(0.20)	(0.39)	9.61

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

0.72%	$594,985	0.04%		2.41%	39.3%
7.12	844,414	0.04		1.96	24.6
13.25	735,777	0.04	(c)	2.13	21.4
10.01	580,784	0.04	(c)	1.99	22.7
4.22	451,374	0.04	(c)	2.21	14.0

(0.23)	10,613	0.92		1.74	39.3
6.20	13,884	0.91		1.28	24.6
12.27	16,354	0.91		1.38	21.4
9.08	15,687	0.92		1.21	22.7
3.22	14,925	0.92		1.47	14.0

(0.08)	11,945	0.79		1.78	39.3
6.35	14,408	0.78		1.13	24.6
12.31	14,150	0.78		1.57	21.4
9.26	13,920	0.79		1.30	22.7
3.42	12,704	0.79		1.49	14.0

0.07	88,009	0.61		1.93	39.3
6.60	91,962	0.60		1.38	24.6
12.58	82,506	0.60		1.55	21.4
9.39	66,650	0.61		1.43	22.7
3.62	49,584	0.61		1.62	14.0

0.32	53,197	0.42		2.17	39.3
6.76	66,135	0.41		1.61	24.6
12.68	61,034	0.41		1.83	21.4
9.63	50,724	0.42		1.88	22.7
3.84	57,060	0.42		1.85	14.0

0.38	73,077	0.30		2.34	39.3
6.85	90,729	0.29		1.74	24.6
12.93	87,721	0.29		1.83	21.4
9.72	66,279	0.30		1.53	22.7
3.92	36,237	0.30		2.12	14.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 FUND
Class J shares
2015	$14.86	$0.35	($0.27)	$0.08	($0.32)	($0.52)	($0.84)	$14.10
2014	14.19	0.24	0.82	1.06	(0.24)	(0.15)	(0.39)	14.86
2013	12.55	0.24	1.66	1.90	(0.26)	–	(0.26)	14.19
2012	11.59	0.21	0.98	1.19	(0.23)	–	(0.23)	12.55
2011	11.41	0.21	0.18	0.39	(0.21)	–	(0.21)	11.59
Institutional shares
2015	14.94	0.39	(0.26)	0.13	(0.36)	(0.52)	(0.88)	14.19
2014	14.27	0.29	0.81	1.10	(0.28)	(0.15)	(0.43)	14.94
2013	12.61	0.30	1.66	1.96	(0.30)	–	(0.30)	14.27
2012	11.65	0.25	0.98	1.23	(0.27)	–	(0.27)	12.61
2011	11.48	0.26	0.17	0.43	(0.26)	–	(0.26)	11.65
R-1 shares
2015	14.79	0.28	(0.27)	0.01	(0.24)	(0.52)	(0.76)	14.04
2014	14.12	0.18	0.78	0.96	(0.14)	(0.15)	(0.29)	14.79
2013	12.48	0.19	1.64	1.83	(0.19)	–	(0.19)	14.12
2012	11.53	0.14	0.98	1.12	(0.17)	–	(0.17)	12.48
2011	11.36	0.15	0.18	0.33	(0.16)	–	(0.16)	11.53
R-2 shares
2015	14.76	0.30	(0.27)	0.03	(0.25)	(0.52)	(0.77)	14.02
2014	14.10	0.18	0.80	0.98	(0.17)	(0.15)	(0.32)	14.76
2013	12.47	0.20	1.63	1.83	(0.20)	–	(0.20)	14.10
2012	11.50	0.17	0.97	1.14	(0.17)	–	(0.17)	12.47
2011	11.33	0.18	0.17	0.35	(0.18)	–	(0.18)	11.50
R-3 shares
2015	14.78	0.32	(0.28)	0.04	(0.28)	(0.52)	(0.80)	14.02
2014	14.12	0.20	0.81	1.01	(0.20)	(0.15)	(0.35)	14.78
2013	12.49	0.22	1.64	1.86	(0.23)	–	(0.23)	14.12
2012	11.54	0.18	0.97	1.15	(0.20)	–	(0.20)	12.49
2011	11.36	0.19	0.19	0.38	(0.20)	–	(0.20)	11.54
R-4 shares
2015	14.81	0.37	(0.30)	0.07	(0.30)	(0.52)	(0.82)	14.06
2014	14.15	0.24	0.80	1.04	(0.23)	(0.15)	(0.38)	14.81
2013	12.51	0.23	1.66	1.89	(0.25)	–	(0.25)	14.15
2012	11.56	0.21	0.97	1.18	(0.23)	–	(0.23)	12.51
2011	11.39	0.21	0.18	0.39	(0.22)	–	(0.22)	11.56
R-5 shares
2015	14.86	0.36	(0.27)	0.09	(0.33)	(0.52)	(0.85)	14.10
2014	14.20	0.24	0.81	1.05	(0.24)	(0.15)	(0.39)	14.86
2013	12.55	0.26	1.66	1.92	(0.27)	–	(0.27)	14.20
2012	11.60	0.22	0.97	1.19	(0.24)	–	(0.24)	12.55
2011	11.42	0.24	0.17	0.41	(0.23)	–	(0.23)	11.60

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

0.59%	(d)	$900,725	0.31%	0.34%	2.42%	33.5%
7.57	(d)	879,358	0.33	0.37	1.65	18.6
15.38	(d)	782,787	0.35	0.55	1.84	25.7
10.49	(d)	655,845	0.37	0.56	1.73	21.9
3.45	(d)	578,376	0.39	0.54	1.80	8.8

0.95		4,195,249	0.04	–	2.70	33.5
7.84		4,743,088	0.04	–	1.96	18.6
15.82		4,348,221	0.04	–	2.22	25.7
10.84		3,856,280	0.04	–	2.03	21.9
3.76		3,310,509	0.04	–	2.17	8.8

0.05		46,993	0.91	–	1.93	33.5
6.91		53,222	0.91	–	1.21	18.6
14.81		57,842	0.91	–	1.43	25.7
9.84		62,546	0.91	–	1.21	21.9
2.93		58,270	0.91	–	1.30	8.8

0.21		57,059	0.78	–	2.11	33.5
7.06		76,267	0.78	–	1.27	18.6
14.87		78,817	0.78	–	1.51	25.7
10.06		77,610	0.78	–	1.40	21.9
3.05		80,491	0.78	–	1.54	8.8

0.30		277,010	0.60	–	2.21	33.5
7.27		316,368	0.60	–	1.40	18.6
15.10		291,200	0.60	–	1.64	25.7
10.19		263,407	0.60	–	1.49	21.9
3.32		227,897	0.60	–	1.58	8.8

0.53		197,589	0.41	–	2.57	33.5
7.46		249,613	0.41	–	1.69	18.6
15.32		263,543	0.41	–	1.74	25.7
10.40		212,684	0.41	–	1.78	21.9
3.44		227,971	0.41	–	1.77	8.8

0.63		433,423	0.29	–	2.48	33.5
7.55		472,434	0.29	–	1.68	18.6
15.54		439,570	0.29	–	1.98	25.7
10.50		384,604	0.29	–	1.83	21.9
3.61		341,102	0.29	–	2.05	8.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2015	$11.76	$0.29	($0.18)	$0.11	($0.31)	($0.39)	($0.70)	$11.17
2014	11.50	0.22	0.70	0.92	(0.22)	(0.44)	(0.66)	11.76
2013	10.22	0.22	1.49	1.71	(0.22)	(0.21)	(0.43)	11.50
2012	9.47	0.19	0.82	1.01	(0.22)	(0.04)	(0.26)	10.22
2011	9.45	0.17	0.18	0.35	(0.19)	(0.14)	(0.33)	9.47
R-1 shares
2015	11.51	0.22	(0.20)	0.02	(0.22)	(0.39)	(0.61)	10.92
2014	11.28	0.14	0.66	0.80	(0.13)	(0.44)	(0.57)	11.51
2013	10.04	0.14	1.45	1.59	(0.14)	(0.21)	(0.35)	11.28
2012	9.30	0.12	0.80	0.92	(0.14)	(0.04)	(0.18)	10.04
2011	9.30	0.10	0.16	0.26	(0.12)	(0.14)	(0.26)	9.30
R-2 shares
2015	11.53	0.23	(0.20)	0.03	(0.22)	(0.39)	(0.61)	10.95
2014	11.29	0.13	0.69	0.82	(0.14)	(0.44)	(0.58)	11.53
2013	10.06	0.16	1.44	1.60	(0.16)	(0.21)	(0.37)	11.29
2012	9.32	0.13	0.80	0.93	(0.15)	(0.04)	(0.19)	10.06
2011	9.31	0.10	0.18	0.28	(0.13)	(0.14)	(0.27)	9.32
R-3 shares
2015	11.56	0.24	(0.19)	0.05	(0.25)	(0.39)	(0.64)	10.97
2014	11.32	0.15	0.69	0.84	(0.16)	(0.44)	(0.60)	11.56
2013	10.08	0.15	1.47	1.62	(0.17)	(0.21)	(0.38)	11.32
2012	9.35	0.13	0.81	0.94	(0.17)	(0.04)	(0.21)	10.08
2011	9.34	0.12	0.18	0.30	(0.15)	(0.14)	(0.29)	9.35
R-4 shares
2015	11.65	0.27	(0.20)	0.07	(0.27)	(0.39)	(0.66)	11.06
2014	11.40	0.18	0.69	0.87	(0.18)	(0.44)	(0.62)	11.65
2013	10.14	0.18	1.48	1.66	(0.19)	(0.21)	(0.40)	11.40
2012	9.40	0.19	0.77	0.96	(0.18)	(0.04)	(0.22)	10.14
2011	9.39	0.14	0.17	0.31	(0.16)	(0.14)	(0.30)	9.40
R-5 shares
2015	11.69	0.29	(0.21)	0.08	(0.28)	(0.39)	(0.67)	11.10
2014	11.43	0.20	0.69	0.89	(0.19)	(0.44)	(0.63)	11.69
2013	10.17	0.19	1.48	1.67	(0.20)	(0.21)	(0.41)	11.43
2012	9.43	0.16	0.81	0.97	(0.19)	(0.04)	(0.23)	10.17
2011	9.41	0.16	0.17	0.33	(0.17)	(0.14)	(0.31)	9.43

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

1.01%	$1,139,392	0.04%		2.60%	49.9%
8.30	1,366,540	0.04		1.90	15.8
17.40	1,067,809	0.04	(c)	2.03	22.2
10.92	751,118	0.04	(c)	1.95	15.4
3.72	528,466	0.04	(c)	1.80	12.7

0.19	16,680	0.91		2.00	49.9
7.31	18,238	0.91		1.25	15.8
16.33	18,515	0.91		1.35	22.2
10.04	16,380	0.92		1.25	15.4
2.81	15,335	0.92		1.10	12.7

0.32	21,044	0.78		2.07	49.9
7.52	21,201	0.78		1.14	15.8
16.41	19,431	0.78		1.49	22.2
10.13	17,174	0.79		1.38	15.4
3.02	15,375	0.79		1.07	12.7

0.49	173,313	0.60		2.18	49.9
7.72	162,213	0.60		1.30	15.8
16.65	127,846	0.60		1.44	22.2
10.28	90,350	0.61		1.37	15.4
3.22	62,421	0.61		1.27	12.7

0.65	80,896	0.41		2.42	49.9
7.94	89,551	0.41		1.56	15.8
16.93	72,332	0.41		1.70	22.2
10.50	51,138	0.42		1.95	15.4
3.33	53,261	0.42		1.49	12.7

0.76	125,570	0.29		2.60	49.9
8.11	143,610	0.29		1.73	15.8
17.04	133,941	0.29		1.79	22.2
10.59	92,048	0.30		1.60	15.4
3.53	56,588	0.30		1.69	12.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2030 FUND
Class J shares
2015	$15.17	$0.36	($0.23)	$0.13	($0.35)	($0.58)	($0.93)	$14.37
2014	14.41	0.23	0.96	1.19	(0.24)	(0.19)	(0.43)	15.17
2013	12.39	0.23	2.03	2.26	(0.24)	–	(0.24)	14.41
2012	11.43	0.20	0.98	1.18	(0.22)	–	(0.22)	12.39
2011	11.23	0.17	0.21	0.38	(0.18)	–	(0.18)	11.43
Institutional shares
2015	15.22	0.40	(0.22)	0.18	(0.39)	(0.58)	(0.97)	14.43
2014	14.46	0.28	0.95	1.23	(0.28)	(0.19)	(0.47)	15.22
2013	12.44	0.29	2.01	2.30	(0.28)	–	(0.28)	14.46
2012	11.47	0.24	0.99	1.23	(0.26)	–	(0.26)	12.44
2011	11.28	0.22	0.20	0.42	(0.23)	–	(0.23)	11.47
R-1 shares
2015	15.07	0.28	(0.25)	0.03	(0.26)	(0.58)	(0.84)	14.26
2014	14.31	0.17	0.93	1.10	(0.15)	(0.19)	(0.34)	15.07
2013	12.31	0.19	1.98	2.17	(0.17)	–	(0.17)	14.31
2012	11.35	0.14	0.98	1.12	(0.16)	–	(0.16)	12.31
2011	11.16	0.12	0.20	0.32	(0.13)	–	(0.13)	11.35
R-2 shares
2015	15.08	0.32	(0.26)	0.06	(0.27)	(0.58)	(0.85)	14.29
2014	14.33	0.19	0.93	1.12	(0.18)	(0.19)	(0.37)	15.08
2013	12.33	0.21	1.97	2.18	(0.18)	–	(0.18)	14.33
2012	11.36	0.16	0.98	1.14	(0.17)	–	(0.17)	12.33
2011	11.17	0.14	0.19	0.33	(0.14)	–	(0.14)	11.36
R-3 shares
2015	15.13	0.34	(0.25)	0.09	(0.31)	(0.58)	(0.89)	14.33
2014	14.38	0.20	0.95	1.15	(0.21)	(0.19)	(0.40)	15.13
2013	12.37	0.21	2.01	2.22	(0.21)	–	(0.21)	14.38
2012	11.41	0.18	0.97	1.15	(0.19)	–	(0.19)	12.37
2011	11.21	0.15	0.21	0.36	(0.16)	–	(0.16)	11.41
R-4 shares
2015	15.54	0.41	(0.29)	0.12	(0.33)	(0.58)	(0.91)	14.75
2014	14.76	0.25	0.95	1.20	(0.23)	(0.19)	(0.42)	15.54
2013	12.68	0.23	2.08	2.31	(0.23)	–	(0.23)	14.76
2012	11.69	0.21	1.00	1.21	(0.22)	–	(0.22)	12.68
2011	11.49	0.18	0.20	0.38	(0.18)	–	(0.18)	11.69
R-5 shares
2015	15.19	0.37	(0.24)	0.13	(0.35)	(0.58)	(0.93)	14.39
2014	14.43	0.24	0.96	1.20	(0.25)	(0.19)	(0.44)	15.19
2013	12.41	0.26	2.01	2.27	(0.25)	–	(0.25)	14.43
2012	11.45	0.22	0.97	1.19	(0.23)	–	(0.23)	12.41
2011	11.26	0.21	0.18	0.39	(0.20)	–	(0.20)	11.45

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

0.96%	(d)	$1,046,222	0.32%	0.35%	2.44%	36.0%
8.45	(d)	1,001,423	0.34	0.38	1.59	15.3
18.54	(d)	867,848	0.36	0.56	1.76	25.1
10.56	(d)	677,464	0.40	0.59	1.66	20.0
3.34	(d)	566,181	0.41	0.56	1.47	10.7

1.32		4,549,028	0.04	–	2.73	36.0
8.74		4,734,382	0.04	–	1.91	15.3
18.85		4,198,702	0.04	–	2.17	25.1
11.03		3,573,298	0.04	–	2.02	20.0
3.66		3,001,123	0.04	–	1.87	10.7

0.32		41,478	0.91	–	1.94	36.0
7.82		46,220	0.91	–	1.17	15.3
17.83		47,197	0.91	–	1.41	25.1
10.01		53,082	0.91	–	1.22	20.0
2.85		50,502	0.91	–	1.00	10.7

0.52		59,122	0.78	–	2.17	36.0
7.94		72,768	0.78	–	1.28	15.3
17.93		75,964	0.78	–	1.55	25.1
10.17		76,588	0.78	–	1.40	20.0
2.94		79,776	0.78	–	1.22	10.7

0.67		250,480	0.60	–	2.30	36.0
8.14		276,196	0.60	–	1.38	15.3
18.22		263,892	0.60	–	1.59	25.1
10.31		230,818	0.60	–	1.52	20.0
3.21		208,383	0.60	–	1.30	10.7

0.88		200,722	0.41	–	2.72	36.0
8.32		243,720	0.41	–	1.67	15.3
18.50		246,295	0.41	–	1.69	25.1
10.55		197,788	0.41	–	1.77	20.0
3.33		199,240	0.41	–	1.50	10.7

1.00		422,505	0.29	–	2.50	36.0
8.50		441,746	0.29	–	1.65	15.3
18.60		416,542	0.29	–	1.93	25.1
10.65		346,730	0.29	–	1.81	20.0
3.42		305,169	0.29	–	1.78	10.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2015	$12.14	$0.28	($0.12)	$0.16	($0.31)	($0.47)	($0.78)	$11.52
2014	11.75	0.21	0.82	1.03	(0.22)	(0.42)	(0.64)	12.14
2013	10.12	0.21	1.82	2.03	(0.22)	(0.18)	(0.40)	11.75
2012	9.33	0.17	0.85	1.02	(0.20)	(0.03)	(0.23)	10.12
2011	9.32	0.16	0.17	0.33	(0.16)	(0.16)	(0.32)	9.33
R-1 shares
2015	11.92	0.23	(0.18)	0.05	(0.21)	(0.47)	(0.68)	11.29
2014	11.54	0.13	0.78	0.91	(0.11)	(0.42)	(0.53)	11.92
2013	9.95	0.14	1.76	1.90	(0.13)	(0.18)	(0.31)	11.54
2012	9.18	0.10	0.82	0.92	(0.12)	(0.03)	(0.15)	9.95
2011	9.18	0.08	0.17	0.25	(0.09)	(0.16)	(0.25)	9.18
R-2 shares
2015	11.91	0.22	(0.15)	0.07	(0.23)	(0.47)	(0.70)	11.28
2014	11.54	0.12	0.81	0.93	(0.14)	(0.42)	(0.56)	11.91
2013	9.96	0.14	1.78	1.92	(0.16)	(0.18)	(0.34)	11.54
2012	9.19	0.11	0.82	0.93	(0.13)	(0.03)	(0.16)	9.96
2011	9.18	0.08	0.19	0.27	(0.10)	(0.16)	(0.26)	9.19
R-3 shares
2015	11.97	0.24	(0.15)	0.09	(0.25)	(0.47)	(0.72)	11.34
2014	11.60	0.14	0.81	0.95	(0.16)	(0.42)	(0.58)	11.97
2013	10.00	0.14	1.81	1.95	(0.17)	(0.18)	(0.35)	11.60
2012	9.23	0.12	0.83	0.95	(0.15)	(0.03)	(0.18)	10.00
2011	9.23	0.10	0.18	0.28	(0.12)	(0.16)	(0.28)	9.23
R-4 shares
2015	12.04	0.28	(0.16)	0.12	(0.28)	(0.47)	(0.75)	11.41
2014	11.66	0.17	0.81	0.98	(0.18)	(0.42)	(0.60)	12.04
2013	10.05	0.17	1.81	1.98	(0.19)	(0.18)	(0.37)	11.66
2012	9.27	0.16	0.81	0.97	(0.16)	(0.03)	(0.19)	10.05
2011	9.26	0.13	0.17	0.30	(0.13)	(0.16)	(0.29)	9.27
R-5 shares
2015	12.08	0.29	(0.16)	0.13	(0.29)	(0.47)	(0.76)	11.45
2014	11.69	0.19	0.81	1.00	(0.19)	(0.42)	(0.61)	12.08
2013	10.08	0.18	1.81	1.99	(0.20)	(0.18)	(0.38)	11.69
2012	9.30	0.14	0.85	0.99	(0.18)	(0.03)	(0.21)	10.08
2011	9.29	0.14	0.17	0.31	(0.14)	(0.16)	(0.30)	9.30

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

1.52%	$888,781	0.04%		2.43%	38.8%
9.10	961,514	0.04		1.78	13.4
20.69	734,686	0.04	(c)	1.94	22.2
11.23	490,889	0.04	(c)	1.78	13.0
3.48	335,624	0.05	(c)	1.62	6.1

0.57	12,831	0.92		1.99	38.8
8.22	14,516	0.91		1.15	13.4
19.61	14,704	0.91		1.28	22.2
10.23	14,603	0.92		1.01	13.0
2.68	12,855	0.92		0.85	6.1

0.70	15,383	0.79		1.92	38.8
8.35	15,138	0.78		0.99	13.4
19.77	11,998	0.78		1.30	22.2
10.30	9,549	0.79		1.10	13.0
2.89	7,776	0.79		0.89	6.1

0.91	117,689	0.61		2.06	38.8
8.51	108,395	0.60		1.23	13.4
20.03	91,530	0.60		1.36	22.2
10.55	62,383	0.61		1.26	13.0
2.95	44,844	0.61		1.09	6.1

1.10	65,678	0.42		2.42	38.8
8.74	70,482	0.41		1.48	13.4
20.25	53,662	0.41		1.61	22.2
10.79	40,305	0.42		1.70	13.0
3.20	36,070	0.42		1.32	6.1

1.21	98,245	0.30		2.47	38.8
8.92	107,166	0.29		1.61	13.4
20.32	95,411	0.29		1.65	22.2
10.90	57,005	0.30		1.45	13.0
3.29	35,360	0.30		1.44	6.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2040 FUND
Class J shares
2015	$15.61	$0.35	($0.19)	$0.16	($0.36)	($0.63)	($0.99)	$14.78
2014	14.90	0.22	1.09	1.31	(0.23)	(0.37)	(0.60)	15.61
2013	12.50	0.22	2.41	2.63	(0.23)	–	(0.23)	14.90
2012	11.49	0.17	1.04	1.21	(0.20)	–	(0.20)	12.50
2011	11.29	0.15	0.20	0.35	(0.15)	–	(0.15)	11.49
Institutional shares
2015	15.74	0.41	(0.20)	0.21	(0.41)	(0.63)	(1.04)	14.91
2014	15.02	0.28	1.09	1.37	(0.28)	(0.37)	(0.65)	15.74
2013	12.59	0.28	2.42	2.70	(0.27)	–	(0.27)	15.02
2012	11.57	0.22	1.04	1.26	(0.24)	–	(0.24)	12.59
2011	11.37	0.20	0.20	0.40	(0.20)	–	(0.20)	11.57
R-1 shares
2015	15.54	0.30	(0.22)	0.08	(0.28)	(0.63)	(0.91)	14.71
2014	14.83	0.16	1.06	1.22	(0.14)	(0.37)	(0.51)	15.54
2013	12.44	0.17	2.38	2.55	(0.16)	–	(0.16)	14.83
2012	11.42	0.12	1.04	1.16	(0.14)	–	(0.14)	12.44
2011	11.24	0.10	0.18	0.28	(0.10)	–	(0.10)	11.42
R-2 shares
2015	15.54	0.34	(0.24)	0.10	(0.29)	(0.63)	(0.92)	14.72
2014	14.84	0.18	1.06	1.24	(0.17)	(0.37)	(0.54)	15.54
2013	12.45	0.19	2.38	2.57	(0.18)	–	(0.18)	14.84
2012	11.43	0.14	1.03	1.17	(0.15)	–	(0.15)	12.45
2011	11.24	0.12	0.18	0.30	(0.11)	–	(0.11)	11.43
R-3 shares
2015	15.54	0.33	(0.20)	0.13	(0.33)	(0.63)	(0.96)	14.71
2014	14.84	0.19	1.08	1.27	(0.20)	(0.37)	(0.57)	15.54
2013	12.45	0.20	2.39	2.59	(0.20)	–	(0.20)	14.84
2012	11.44	0.16	1.02	1.18	(0.17)	–	(0.17)	12.45
2011	11.24	0.13	0.20	0.33	(0.13)	–	(0.13)	11.44
R-4 shares
2015	15.57	0.40	(0.25)	0.15	(0.35)	(0.63)	(0.98)	14.74
2014	14.87	0.24	1.06	1.30	(0.23)	(0.37)	(0.60)	15.57
2013	12.47	0.22	2.41	2.63	(0.23)	–	(0.23)	14.87
2012	11.46	0.18	1.03	1.21	(0.20)	–	(0.20)	12.47
2011	11.27	0.15	0.20	0.35	(0.16)	–	(0.16)	11.46
R-5 shares
2015	15.66	0.36	(0.18)	0.18	(0.38)	(0.63)	(1.01)	14.83
2014	14.95	0.23	1.09	1.32	(0.24)	(0.37)	(0.61)	15.66
2013	12.54	0.25	2.40	2.65	(0.24)	–	(0.24)	14.95
2012	11.52	0.19	1.04	1.23	(0.21)	–	(0.21)	12.54
2011	11.32	0.20	0.17	0.37	(0.17)	–	(0.17)	11.52

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

1.15%	(d)	$609,315	0.35%	0.38%	2.34%	25.2%
9.04	(d)	569,314	0.38	0.42	1.45	11.5
21.35	(d)	484,414	0.40	0.60	1.63	30.1
10.71	(d)	361,253	0.45	0.64	1.40	12.5
3.03	(d)	286,387	0.46	0.60	1.23	12.6

1.47		3,056,094	0.04	–	2.68	25.2
9.38		3,109,551	0.04	–	1.81	11.5
21.87		2,718,326	0.04	–	2.07	30.1
11.18		2,235,924	0.04	–	1.83	12.5
3.46		1,851,739	0.04	–	1.69	12.6

0.60		28,622	0.91	–	2.00	25.2
8.43		33,659	0.91	–	1.07	11.5
20.71		33,757	0.91	–	1.26	30.1
10.29		37,999	0.91	–	0.98	12.5
2.51		33,918	0.91	–	0.81	12.6

0.73		37,545	0.78	–	2.29	25.2
8.58		51,404	0.78	–	1.20	11.5
20.94		55,940	0.78	–	1.40	30.1
10.36		47,947	0.78	–	1.17	12.5
2.68		45,698	0.78	–	1.02	12.6

0.92		158,468	0.60	–	2.24	25.2
8.78		169,617	0.60	–	1.26	11.5
21.11		151,677	0.60	–	1.50	30.1
10.54		132,770	0.60	–	1.36	12.5
2.94		122,973	0.60	–	1.10	12.6

1.07		134,693	0.41	–	2.64	25.2
8.97		153,985	0.41	–	1.56	11.5
21.39		153,849	0.41	–	1.59	30.1
10.76		123,706	0.41	–	1.53	12.5
3.06		111,132	0.41	–	1.29	12.6

1.23		295,602	0.29	–	2.39	25.2
9.11		292,483	0.29	–	1.52	11.5
21.50		260,420	0.29	–	1.84	30.1
10.93		204,880	0.29	–	1.63	12.5
3.24		177,248	0.29	–	1.68	12.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying footnotes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2015	$12.39	$0.29	($0.12)	$0.17	($0.33)	($0.47)	($0.80)	$11.76
2014	11.90	0.21	0.89	1.10	(0.22)	(0.39)	(0.61)	12.39
2013	10.06	0.20	2.00	2.20	(0.21)	(0.15)	(0.36)	11.90
2012	9.26	0.16	0.85	1.01	(0.18)	(0.03)	(0.21)	10.06
2011	9.23	0.14	0.19	0.33	(0.14)	(0.16)	(0.30)	9.26
R-1 shares
2015	12.06	0.26	(0.19)	0.07	(0.24)	(0.47)	(0.71)	11.42
2014	11.59	0.13	0.84	0.97	(0.11)	(0.39)	(0.50)	12.06
2013	9.82	0.14	1.92	2.06	(0.14)	(0.15)	(0.29)	11.59
2012	9.04	0.08	0.84	0.92	(0.11)	(0.03)	(0.14)	9.82
2011	9.05	0.06	0.17	0.23	(0.08)	(0.16)	(0.24)	9.04
R-2 shares
2015	12.06	0.22	(0.14)	0.08	(0.25)	(0.47)	(0.72)	11.42
2014	11.61	0.12	0.86	0.98	(0.14)	(0.39)	(0.53)	12.06
2013	9.84	0.14	1.94	2.08	(0.16)	(0.15)	(0.31)	11.61
2012	9.06	0.08	0.85	0.93	(0.12)	(0.03)	(0.15)	9.84
2011	9.06	0.07	0.18	0.25	(0.09)	(0.16)	(0.25)	9.06
R-3 shares
2015	12.14	0.24	(0.13)	0.11	(0.27)	(0.47)	(0.74)	11.51
2014	11.68	0.14	0.87	1.01	(0.16)	(0.39)	(0.55)	12.14
2013	9.89	0.14	1.96	2.10	(0.16)	(0.15)	(0.31)	11.68
2012	9.11	0.12	0.83	0.95	(0.14)	(0.03)	(0.17)	9.89
2011	9.10	0.09	0.18	0.27	(0.10)	(0.16)	(0.26)	9.11
R-4 shares
2015	12.22	0.30	(0.17)	0.13	(0.29)	(0.47)	(0.76)	11.59
2014	11.74	0.17	0.87	1.04	(0.17)	(0.39)	(0.56)	12.22
2013	9.94	0.18	1.96	2.14	(0.19)	(0.15)	(0.34)	11.74
2012	9.15	0.11	0.86	0.97	(0.15)	(0.03)	(0.18)	9.94
2011	9.14	0.11	0.18	0.29	(0.12)	(0.16)	(0.28)	9.15
R-5 shares
2015	12.24	0.30	(0.16)	0.14	(0.30)	(0.47)	(0.77)	11.61
2014	11.77	0.18	0.88	1.06	(0.20)	(0.39)	(0.59)	12.24
2013	9.97	0.16	1.98	2.14	(0.19)	(0.15)	(0.34)	11.77
2012	9.17	0.13	0.86	0.99	(0.16)	(0.03)	(0.19)	9.97
2011	9.16	0.12	0.18	0.30	(0.13)	(0.16)	(0.29)	9.17

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

1.55%	$546,736	0.05%		2.44%	33.3%
9.62	536,107	0.04		1.71	8.7
22.58	399,463	0.05	(c)	1.87	23.3
11.27	244,484	0.05	(c)	1.63	8.1
3.57	154,522	0.06	(c)	1.48	4.5

0.67	7,540	0.92		2.22	33.3
8.75	9,350	0.92		1.11	8.7
21.44	9,201	0.92		1.28	23.3
10.40	9,027	0.92		0.85	8.1
2.53	7,195	0.92	(c)	0.70	4.5

0.77	11,626	0.79		1.90	33.3
8.83	11,165	0.79		1.01	8.7
21.65	9,204	0.79		1.29	23.3
10.53	6,674	0.79		0.89	8.1
2.73	4,130	0.79	(c)	0.71	4.5

1.04	67,285	0.61		2.02	33.3
9.02	56,544	0.61		1.19	8.7
21.79	46,505	0.61		1.35	23.3
10.69	30,592	0.61		1.32	8.1
2.96	28,181	0.61	(c)	0.96	4.5

1.23	35,086	0.42		2.56	33.3
9.21	37,009	0.42		1.43	8.7
22.11	27,277	0.42		1.68	23.3
10.90	29,088	0.42		1.20	8.1
3.10	16,819	0.42	(c)	1.17	4.5

1.34	77,534	0.30		2.57	33.3
9.37	87,269	0.30		1.51	8.7
22.13	69,834	0.30		1.52	23.3
11.15	28,899	0.30		1.36	8.1
3.19	17,728	0.30	(c)	1.26	4.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2050 FUND
Class J shares
2015	$14.91	$0.31	($0.16)	$0.15	($0.35)	($0.61)	($0.96)	$14.10
2014	14.25	0.18	1.10	1.28	(0.21)	(0.41)	(0.62)	14.91
2013	11.81	0.20	2.45	2.65	(0.21)	–	(0.21)	14.25
2012	10.82	0.13	1.02	1.15	(0.16)	–	(0.16)	11.81
2011	10.64	0.11	0.18	0.29	(0.11)	–	(0.11)	10.82
Institutional shares
2015	15.27	0.39	(0.17)	0.22	(0.41)	(0.61)	(1.02)	14.47
2014	14.57	0.26	1.12	1.38	(0.27)	(0.41)	(0.68)	15.27
2013	12.07	0.27	2.49	2.76	(0.26)	–	(0.26)	14.57
2012	11.05	0.20	1.04	1.24	(0.22)	–	(0.22)	12.07
2011	10.86	0.18	0.18	0.36	(0.17)	–	(0.17)	11.05
R-1 shares
2015	15.08	0.28	(0.19)	0.09	(0.29)	(0.61)	(0.90)	14.27
2014	14.39	0.15	1.09	1.24	(0.14)	(0.41)	(0.55)	15.08
2013	11.92	0.16	2.46	2.62	(0.15)	–	(0.15)	14.39
2012	10.91	0.10	1.03	1.13	(0.12)	–	(0.12)	11.92
2011	10.74	0.08	0.18	0.26	(0.09)	–	(0.09)	10.91
R-2 shares
2015	15.07	0.36	(0.25)	0.11	(0.30)	(0.61)	(0.91)	14.27
2014	14.40	0.16	1.09	1.25	(0.17)	(0.41)	(0.58)	15.07
2013	11.94	0.18	2.46	2.64	(0.18)	–	(0.18)	14.40
2012	10.92	0.12	1.03	1.15	(0.13)	–	(0.13)	11.94
2011	10.74	0.10	0.17	0.27	(0.09)	–	(0.09)	10.92
R-3 shares
2015	15.10	0.33	(0.19)	0.14	(0.33)	(0.61)	(0.94)	14.30
2014	14.42	0.17	1.12	1.29	(0.20)	(0.41)	(0.61)	15.10
2013	11.95	0.19	2.47	2.66	(0.19)	–	(0.19)	14.42
2012	10.95	0.14	1.01	1.15	(0.15)	–	(0.15)	11.95
2011	10.76	0.11	0.19	0.30	(0.11)	–	(0.11)	10.95
R-4 shares
2015	15.16	0.40	(0.23)	0.17	(0.35)	(0.61)	(0.96)	14.37
2014	14.48	0.22	1.09	1.31	(0.22)	(0.41)	(0.63)	15.16
2013	11.99	0.21	2.50	2.71	(0.22)	–	(0.22)	14.48
2012	10.99	0.15	1.03	1.18	(0.18)	–	(0.18)	11.99
2011	10.80	0.13	0.19	0.32	(0.13)	–	(0.13)	10.99
R-5 shares
2015	15.20	0.35	(0.16)	0.19	(0.38)	(0.61)	(0.99)	14.40
2014	14.51	0.22	1.12	1.34	(0.24)	(0.41)	(0.65)	15.20
2013	12.03	0.23	2.48	2.71	(0.23)	–	(0.23)	14.51
2012	11.01	0.17	1.04	1.21	(0.19)	–	(0.19)	12.03
2011	10.82	0.16	0.18	0.34	(0.15)	–	(0.15)	11.01

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

1.12%	d)	$183,490	0.47%	0.50%	2.19%	21.6%
9.30	(d)	159,787	0.49	0.53	1.27	9.9
22.73	(d)	124,651	0.51	0.71	1.51	29.5
10.84	(d)	88,494	0.56	0.76	1.16	10.5
2.74	(d)	67,553	0.58	0.72	0.98	15.5

1.57		1,671,172	0.04	–	2.67	21.6
9.80		1,603,984	0.04	–	1.78	9.9
23.28		1,370,372	0.04	–	2.01	29.5
11.45		1,031,138	0.04	–	1.72	10.5
3.30		829,516	0.04	–	1.58	15.5

0.68		17,417	0.92	–	1.91	21.6
8.87		18,098	0.91	–	1.00	9.9
22.20		16,286	0.91	–	1.19	29.5
10.49		17,885	0.91	–	0.84	10.5
2.38		14,614	0.92	–	0.67	15.5

0.82		23,189	0.79	–	2.51	21.6
8.98		31,670	0.78	–	1.09	9.9
22.39		29,353	0.78	–	1.35	29.5
10.64		21,922	0.78	–	1.04	10.5
2.52		20,121	0.79	–	0.90	15.5

1.03		76,536	0.61	–	2.26	21.6
9.20		78,959	0.60	–	1.19	9.9
22.59		68,416	0.60	–	1.43	29.5
10.73		52,457	0.60	–	1.26	10.5
2.79		46,829	0.61	–	0.94	15.5

1.22		66,438	0.42	–	2.74	21.6
9.33		73,607	0.41	–	1.53	9.9
22.93		69,616	0.41	–	1.60	29.5
10.91		57,975	0.41	–	1.30	10.5
2.96		45,442	0.42	–	1.15	15.5

1.35		170,071	0.30	–	2.38	21.6
9.54		163,844	0.29	–	1.47	9.9
22.91		133,924	0.29	–	1.76	29.5
11.19		90,201	0.29	–	1.48	10.5
3.08		72,123	0.30	–	1.42	15.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2015	$12.56	$0.28	($0.09)	$0.19	($0.33)	($0.38)	($0.71)	$12.04
2014	11.98	0.19	0.94	1.13	(0.21)	(0.34)	(0.55)	12.56
2013	10.02	0.19	2.09	2.28	(0.21)	(0.11)	(0.32)	11.98
2012	9.22	0.14	0.87	1.01	(0.17)	(0.04)	(0.21)	10.02
2011	9.21	0.13	0.14	0.27	(0.13)	(0.13)	(0.26)	9.22
R-1 shares
2015	12.20	0.21	(0.12)	0.09	(0.25)	(0.38)	(0.63)	11.66
2014	11.66	0.11	0.89	1.00	(0.12)	(0.34)	(0.46)	12.20
2013	9.78	0.13	2.00	2.13	(0.14)	(0.11)	(0.25)	11.66
2012	9.01	0.07	0.85	0.92	(0.11)	(0.04)	(0.15)	9.78
2011	9.02	0.04	0.15	0.19	(0.07)	(0.13)	(0.20)	9.01
R-2 shares
2015	12.23	0.19	(0.08)	0.11	(0.26)	(0.38)	(0.64)	11.70
2014	11.70	0.09	0.92	1.01	(0.14)	(0.34)	(0.48)	12.23
2013	9.81	0.13	2.03	2.16	(0.16)	(0.11)	(0.27)	11.70
2012	9.02	0.06	0.87	0.93	(0.10)	(0.04)	(0.14)	9.81
2011	9.05	0.07	0.13	0.20	(0.10)	(0.13)	(0.23)	9.02
R-3 shares
2015	12.31	0.22	(0.10)	0.12	(0.28)	(0.38)	(0.66)	11.77
2014	11.77	0.12	0.92	1.04	(0.16)	(0.34)	(0.50)	12.31
2013	9.86	0.12	2.07	2.19	(0.17)	(0.11)	(0.28)	11.77
2012	9.08	0.08	0.87	0.95	(0.13)	(0.04)	(0.17)	9.86
2011	9.09	0.08	0.13	0.21	(0.09)	(0.13)	(0.22)	9.08
R-4 shares
2015	12.39	0.29	(0.15)	0.14	(0.30)	(0.38)	(0.68)	11.85
2014	11.83	0.15	0.93	1.08	(0.18)	(0.34)	(0.52)	12.39
2013	9.91	0.15	2.06	2.21	(0.18)	(0.11)	(0.29)	11.83
2012	9.12	0.11	0.86	0.97	(0.14)	(0.04)	(0.18)	9.91
2011	9.12	0.09	0.15	0.24	(0.11)	(0.13)	(0.24)	9.12
R-5 shares
2015	12.42	0.28	(0.12)	0.16	(0.31)	(0.38)	(0.69)	11.89
2014	11.86	0.16	0.93	1.09	(0.19)	(0.34)	(0.53)	12.42
2013	9.93	0.15	2.08	2.23	(0.19)	(0.11)	(0.30)	11.86
2012	9.15	0.10	0.87	0.97	(0.15)	(0.04)	(0.19)	9.93
2011	9.14	0.11	0.15	0.26	(0.12)	(0.13)	(0.25)	9.15

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

				Ratio of Net
		Ratio of Expenses		Investment Income
	Net Assets, End of	to Average Net		to Average Net	Portfolio
Total Return	Period (in thousands)	Assets(b)		Assets	Turnover Rate

1.63%	$169,883	0.07	%(c)	2.32%	22.4%
9.78	127,374	0.07	(c)	1.60	8.6
23.32	84,497	0.09	(c)	1.77	29.1
11.27	47,528	0.08	(c)	1.46	15.1
2.97	26,746	0.08	(c)	1.35	22.5

0.75	2,254	0.93	(c)	1.74	22.4
8.87	1,861	0.93	(c)	0.94	8.6
22.21	1,453	0.93	(c)	1.21	29.1
10.36	1,148	0.94	(c)	0.79	15.1
2.06	868	0.96	(c)	0.48	22.5

0.95	2,398	0.80	(c)	1.64	22.4
8.92	1,751	0.80	(c)	0.75	8.6
22.47	1,142	0.80	(c)	1.26	29.1
10.43	715	0.81	(c)	0.59	15.1
2.16	345	0.83	(c)	0.70	22.5

1.01	16,439	0.62	(c)	1.81	22.4
9.18	11,168	0.62	(c)	1.04	8.6
22.65	7,790	0.62	(c)	1.13	29.1
10.69	3,765	0.63	(c)	0.83	15.1
2.33	2,066	0.65	(c)	0.82	22.5

1.18	11,748	0.43	(c)	2.38	22.4
9.44	10,401	0.43	(c)	1.27	8.6
22.84	6,590	0.43	(c)	1.37	29.1
10.89	3,511	0.44	(c)	1.18	15.1
2.61	2,397	0.46	(c)	0.99	22.5

1.37	19,662	0.31	(c)	2.31	22.4
9.54	18,911	0.31	(c)	1.29	8.6
23.01	11,694	0.31	(c)	1.36	29.1
10.91	4,519	0.32	(c)	1.07	15.1
2.80	2,023	0.34	(c)	1.17	22.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Reflects Manager's contractual expense limit.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2015		$12.36	$0.20	($0.06)	$0.14	($0.30)	($0.01)	($0.31)	$12.19
2014		11.50	0.10	0.97	1.07	(0.19)	(0.02)	(0.21)	12.36
2013	(e)	10.00	–	1.50	1.50	–	–	–	11.50
Institutional shares
2015		12.41	0.23	(0.05)	0.18	(0.32)	(0.01)	(0.33)	12.26
2014		11.52	0.03	1.08	1.11	(0.20)	(0.02)	(0.22)	12.41
2013	(e)	10.00	0.02	1.50	1.52	–	–	–	11.52
R-1 shares
2015		12.23	0.10	(0.02)	0.08	(0.27)	(0.01)	(0.28)	12.03
2014		11.45	(0.05)	1.05	1.00	(0.20)	(0.02)	(0.22)	12.23
2013	(e)	10.00	(0.04)	1.49	1.45	–	–	–	11.45
R-2 shares
2015		12.26	0.14	(0.05)	0.09	(0.28)	(0.01)	(0.29)	12.06
2014		11.46	(0.04)	1.06	1.02	(0.20)	(0.02)	(0.22)	12.26
2013	(e)	10.00	(0.03)	1.49	1.46	–	–	–	11.46
R-3 shares
2015		12.33	0.18	(0.06)	0.12	(0.29)	(0.01)	(0.30)	12.15
2014		11.50	(0.02)	1.06	1.04	(0.19)	(0.02)	(0.21)	12.33
2013	(e)	10.00	(0.02)	1.52	1.50	–	–	–	11.50
R-4 shares
2015		12.33	0.22	(0.08)	0.14	(0.30)	(0.01)	(0.31)	12.16
2014		11.49	(0.01)	1.07	1.06	(0.20)	(0.02)	(0.22)	12.33
2013	(e)	10.00	(0.01)	1.50	1.49	–	–	–	11.49
R-5 shares
2015		12.36	0.21	(0.06)	0.15	(0.31)	(0.01)	(0.32)	12.19
2014		11.50	–	1.08	1.08	(0.20)	(0.02)	(0.22)	12.36
2013	(e)	10.00	–	1.50	1.50	–	–	–	11.50

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets(b)		Assets		Turnover Rate

1.16	%(c)	$4,487	0.41	%(d)	1.59%		24.5%
9.38	(c)	2,226	0.41	(d)	0.84		16.2
15.00 (c)	,(f)	662	0.41 (d)	,(g)	(0.04	) (g)	42.5	(g)

1.49		87,981	0.09	(d)	1.87		24.5
9.75		39,465	0.13	(d)	0.22		16.2
15.20	(f)	13	0.13 (d)	,(g)	0.25	(g)	42.5	(g)

0.67		533	0.94	(d)	0.85		24.5
8.83		193	0.96	(d)	(0.43)		16.2
14.50	(f)	11	0.96 (d)	,(g)	(0.59	) (g)	42.5	(g)

0.77		699	0.81	(d)	1.19		24.5
9.00		254	0.83	(d)	(0.33)		16.2
14.60	(f)	11	0.83 (d)	,(g)	(0.46	) (g)	42.5	(g)

0.95		3,746	0.63	(d)	1.45		24.5
9.14		2,073	0.65	(d)	(0.17)		16.2
15.00	(f)	69	0.65 (d)	,(g)	(0.26	) (g)	42.5	(g)

1.15		3,335	0.44	(d)	1.79		24.5
9.33		1,670	0.46	(d)	(0.07)		16.2
14.90	(f)	11	0.46 (d)	,(g)	(0.10	) (g)	42.5	(g)

1.25		6,627	0.32	(d)	1.69		24.5
9.50		2,756	0.34	(d)	0.03		16.2
15.00	(f)	12	0.34 (d)	,(g)	0.02	(g)	42.5	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from March 1, 2013, date operations commenced, through October 31, 2013.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Institutional shares
2015		$10.14	$0.05	$0.13	$0.18	($0.46)	($0.46)	$9.86
2014	(c)	10.00	–	0.14	0.14	–	–	10.14
R-6 shares
2015	(f)	9.51	0.01	0.34	0.35	–	–	9.86
PRINCIPAL LIFETIME HYBRID 2020 FUND
Institutional shares
2015		10.18	0.04	0.18	0.22	(0.47)	(0.47)	9.93
2014	(c)	10.00	–	0.18	0.18	–	–	10.18
R-6 shares
2015	(f)	9.48	0.01	0.43	0.44	–	–	9.92
PRINCIPAL LIFETIME HYBRID 2025 FUND
Institutional shares
2015		10.20	0.03	0.22	0.25	(0.48)	(0.48)	9.97
2014	(c)	10.00	–	0.20	0.20	–	–	10.20
R-6 shares
2015	(f)	9.46	0.01	0.50	0.51	–	–	9.97
PRINCIPAL LIFETIME HYBRID 2030 FUND
Institutional shares
2015		10.21	0.02	0.24	0.26	(0.48)	(0.48)	9.99
2014	(c)	10.00	–	0.21	0.21	–	–	10.21
R-6 shares
2015	(f)	9.43	–	0.56	0.56	–	–	9.99
PRINCIPAL LIFETIME HYBRID 2035 FUND
Institutional shares
2015		10.22	0.01	0.26	0.27	(0.47)	(0.47)	10.02
2014	(c)	10.00	–	0.22	0.22	–	–	10.22
R-6 shares
2015	(f)	9.41	–	0.61	0.61	–	–	10.02
PRINCIPAL LIFETIME HYBRID 2040 FUND
Institutional shares
2015		10.23	0.02	0.26	0.28	(0.47)	(0.47)	10.04
2014	(c)	10.00	–	0.23	0.23	–	–	10.23
R-6 shares
2015	(f)	9.39	–	0.65	0.65	–	–	10.04

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate
1.79%		$7,686	0.06	%(b)	0.53%		20.9%
1.40	(d)	10	0.06 (b)	,(e)	0.36	(e)	0.0	(e)
3.68	(d)	10	0.03 (b)	,(e)	0.56	(e)	20.9	(e)
2.18		23,438	0.06	(b)	0.40		40.7
1.80	(d)	10	0.06 (b)	,(e)	0.31	(e)	0.0	(e)
4.64	(d)	10	0.03 (b)	,(e)	0.45	(e)	40.7	(e)
2.51		2,706	0.06	(b)	0.33		89.0
2.00	(d)	10	0.06 (b)	,(e)	0.24	(e)	0.0	(e)
5.39	(d)	11	0.03 (b)	,(e)	0.32	(e)	89.0	(e)
2.57		25,108	0.06	(b)	0.21		27.3
2.10	(d)	10	0.06 (b)	,(e)	0.21	(e)	0.0	(e)
5.94	(d)	11	0.03 (b)	,(e)	0.23	(e)	27.3	(e)
2.74		3,215	0.06	(b)	0.14		18.9
2.20	(d)	10	0.06 (b)	,(e)	0.20	(e)	0.0	(e)
6.48	(d)	11	0.03 (b)	,(e)	0.11	(e)	18.9	(e)
2.83		13,492	0.06	(b)	0.17		36.5
2.30	(d)	10	0.06 (b)	,(e)	0.16	(e)	0.0	(e)
6.92	(d)	11	0.03 (b)	,(e)	0.11	(e)	36.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Institutional shares
2015		$10.23	$0.02	$0.25	$0.27	($0.47)	($0.47)	$10.03
2014	(c)	10.00	–	0.23	0.23	–	–	10.23
R-6 shares
2015	(f)	9.34	–	0.69	0.69	–	–	10.03
PRINCIPAL LIFETIME HYBRID 2050 FUND
Institutional shares
2015		10.24	0.02	0.27	0.29	(0.47)	(0.47)	10.06
2014	(c)	10.00	–	0.24	0.24	–	–	10.24
R-6 shares
2015	(f)	9.34	–	0.72	0.72	–	–	10.06
PRINCIPAL LIFETIME HYBRID 2055 FUND
Institutional shares
2015		10.24	0.06	0.23	0.29	(0.47)	(0.47)	10.06
2014	(c)	10.00	–	0.24	0.24	–	–	10.24
R-6 shares
2015	(f)	9.33	–	0.73	0.73	–	–	10.06
PRINCIPAL LIFETIME HYBRID 2060 FUND
Institutional shares
2015		10.24	0.41	(0.12)	0.29	(0.47)	(0.47)	10.06
2014	(c)	10.00	–	0.24	0.24	–	–	10.24
R-6 shares
2015	(f)	9.33	–	0.73	0.73	–	–	10.06
PRINCIPAL LIFETIME HYBRID INCOME FUND
Institutional shares
2015		10.10	0.12	0.03	0.15	(0.43)	(0.43)	9.82
2014	(c)	10.00	–	0.10	0.10	–	–	10.10
R-6 shares
2015	(f)	9.66	0.02	0.14	0.16	–	–	9.82

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses		Investment Income
		Net Assets, End of	to Average Net		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Assets		Turnover Rate
2.70%		$1,895	0.06	%(b)	0.19%		19.3%
2.30	(d)	10	0.06 (b)	,(e)	0.10	(e)	0.0	(e)
7.39	(d)	10	0.03 (b)	,(e)	0.12	(e)	19.3	(e)
2.90		7,536	0.06	(b)	0.23		9.6
2.40	(d)	10	0.06 (b)	,(e)	0.08	(e)	0.0	(e)
7.71	(d)	11	0.03 (b)	,(e)	0.12	(e)	9.6	(e)
2.88		352	0.06	(b)	0.64		49.9
2.40	(d)	10	0.06 (b)	,(e)	0.06	(e)	0.0	(e)
7.82	(d)	11	0.03 (b)	,(e)	0.12	(e)	49.9	(e)
2.88		129	0.06	(b)	4.06		70.5
2.40	(d)	10	0.06 (b)	,(e)	0.06	(e)	0.0	(e)
7.82	(d)	11	0.03 (b)	,(e)	0.12	(e)	70.5	(e)
1.54		2,804	0.06	(b)	1.18		116.2
1.00	(d)	10	0.06 (b)	,(e)	0.50	(e)	0.0	(e)
1.66	(d)	10	0.03 (b)	,(e)	0.85	(e)	116.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from September 30, 2014, date operations commenced, through October 31, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from August 24, 2015, date operations commenced, through October 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
2015	$12.17	$0.22	($0.21)	$0.01	($0.22)	($0.22)	$11.96
2014	11.81	0.23	0.35	0.58	(0.22)	(0.22)	12.17
2013	11.47	0.26	0.34	0.60	(0.26)	(0.26)	11.81
2012	10.89	0.21	0.64	0.85	(0.27)	(0.27)	11.47
2011	10.82	0.30	0.06	0.36	(0.29)	(0.29)	10.89
Institutional shares
2015	12.25	0.27	(0.22)	0.05	(0.26)	(0.26)	12.04
2014	11.89	0.27	0.35	0.62	(0.26)	(0.26)	12.25
2013	11.55	0.30	0.34	0.64	(0.30)	(0.30)	11.89
2012	10.96	0.25	0.66	0.91	(0.32)	(0.32)	11.55
2011	10.89	0.35	0.06	0.41	(0.34)	(0.34)	10.96
R-1 shares
2015	12.17	0.17	(0.23)	(0.06)	(0.14)	(0.14)	11.97
2014	11.81	0.17	0.34	0.51	(0.15)	(0.15)	12.17
2013	11.46	0.20	0.34	0.54	(0.19)	(0.19)	11.81
2012	10.87	0.17	0.63	0.80	(0.21)	(0.21)	11.46
2011	10.80	0.25	0.07	0.32	(0.25)	(0.25)	10.87
R-2 shares
2015	12.18	0.18	(0.23)	(0.05)	(0.15)	(0.15)	11.98
2014	11.82	0.17	0.36	0.53	(0.17)	(0.17)	12.18
2013	11.47	0.22	0.34	0.56	(0.21)	(0.21)	11.82
2012	10.89	0.17	0.64	0.81	(0.23)	(0.23)	11.47
2011	10.79	0.27	0.07	0.34	(0.24)	(0.24)	10.89
R-3 shares
2015	12.10	0.21	(0.23)	(0.02)	(0.18)	(0.18)	11.90
2014	11.75	0.20	0.34	0.54	(0.19)	(0.19)	12.10
2013	11.42	0.22	0.35	0.57	(0.24)	(0.24)	11.75
2012	10.83	0.18	0.66	0.84	(0.25)	(0.25)	11.42
2011	10.77	0.28	0.07	0.35	(0.29)	(0.29)	10.83
R-4 shares
2015	12.14	0.24	(0.23)	0.01	(0.21)	(0.21)	11.94
2014	11.79	0.23	0.34	0.57	(0.22)	(0.22)	12.14
2013	11.44	0.25	0.35	0.60	(0.25)	(0.25)	11.79
2012	10.87	0.23	0.62	0.85	(0.28)	(0.28)	11.44
2011	10.80	0.30	0.07	0.37	(0.30)	(0.30)	10.87
R-5 shares
2015	12.22	0.23	(0.21)	0.02	(0.23)	(0.23)	12.01
2014	11.86	0.23	0.36	0.59	(0.23)	(0.23)	12.22
2013	11.52	0.27	0.34	0.61	(0.27)	(0.27)	11.86
2012	10.93	0.22	0.66	0.88	(0.29)	(0.29)	11.52
2011	10.87	0.32	0.06	0.38	(0.32)	(0.32)	10.93

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

0.08%	(d)	$81,357	0.36%	0.39%	1.84%	36.8%
5.02	(d)	77,956	0.37	0.41	1.88	26.8
5.30	(d)	73,093	0.37	0.57	2.22	14.6
8.05	(d)	70,563	0.42	0.62	1.91	31.1
3.45	(d)	64,917	0.44	0.58	2.79	19.8

0.40		505,216	0.05	–	2.23	36.8
5.33		573,524	0.04	–	2.21	26.8
5.64		543,521	0.04	–	2.57	14.6
8.52		551,533	0.04	–	2.25	31.1
3.88		468,065	0.04	–	3.18	19.8

(0.51)		5,467	0.92	–	1.43	36.8
4.40		7,563	0.92	–	1.46	26.8
4.79		9,473	0.91	–	1.77	14.6
7.55		10,740	0.92	–	1.51	31.1
3.00		11,393	0.92	–	2.33	19.8

(0.40)		7,320	0.79	–	1.46	36.8
4.54		9,709	0.79	–	1.46	26.8
4.93		9,572	0.78	–	1.93	14.6
7.63		11,148	0.79	–	1.57	31.1
3.20		11,365	0.79	–	2.53	19.8

(0.14)		29,146	0.61	–	1.71	36.8
4.68		35,215	0.61	–	1.68	26.8
5.04		38,997	0.60	–	1.95	14.6
7.97		39,193	0.61	–	1.66	31.1
3.30		32,636	0.61	–	2.60	19.8

0.07		16,252	0.42	–	1.98	36.8
4.89		21,059	0.42	–	1.93	26.8
5.33		22,865	0.41	–	2.18	14.6
8.01		24,227	0.42	–	2.08	31.1
3.51		28,249	0.42	–	2.77	19.8

0.15		45,434	0.30	–	1.92	36.8
5.08		48,096	0.30	–	1.93	26.8
5.39		45,658	0.29	–	2.34	14.6
8.26		43,874	0.30	–	2.00	31.1
3.54		38,375	0.30	–	2.99	19.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES FUND
Class J shares
2015	$21.70	$0.28	$1.15	$1.43	($0.26)	($0.22)	($0.48)	$22.65
2014	21.18	0.19	3.54	3.73	(0.30)	(2.91)	(3.21)	21.70
2013	19.14	0.29	1.97	2.26	(0.22)	–	(0.22)	21.18
2012	17.05	0.18	2.04	2.22	(0.13)	–	(0.13)	19.14
2011	15.51	0.05	1.63	1.68	(0.14)	–	(0.14)	17.05
Institutional shares
2015	22.26	0.35	1.19	1.54	(0.34)	(0.22)	(0.56)	23.24
2014	21.64	0.26	3.64	3.90	(0.37)	(2.91)	(3.28)	22.26
2013	19.54	0.39	2.02	2.41	(0.31)	–	(0.31)	21.64
2012	17.41	0.28	2.07	2.35	(0.22)	–	(0.22)	19.54
2011	15.84	0.14	1.65	1.79	(0.22)	–	(0.22)	17.41
R-1 shares
2015	22.01	0.17	1.17	1.34	(0.15)	(0.22)	(0.37)	22.98
2014	21.43	0.10	3.60	3.70	(0.21)	(2.91)	(3.12)	22.01
2013	19.36	0.21	1.99	2.20	(0.13)	–	(0.13)	21.43
2012	17.25	0.12	2.06	2.18	(0.07)	–	(0.07)	19.36
2011	15.70	(0.01)	1.64	1.63	(0.08)	–	(0.08)	17.25
R-2 shares
2015	21.34	0.19	1.14	1.33	(0.19)	(0.22)	(0.41)	22.26
2014	20.88	0.12	3.49	3.61	(0.24)	(2.91)	(3.15)	21.34
2013	18.87	0.23	1.94	2.17	(0.16)	–	(0.16)	20.88
2012	16.82	0.14	2.01	2.15	(0.10)	–	(0.10)	18.87
2011	15.31	0.01	1.60	1.61	(0.10)	–	(0.10)	16.82
R-3 shares
2015	21.79	0.23	1.16	1.39	(0.23)	(0.22)	(0.45)	22.73
2014	21.25	0.16	3.56	3.72	(0.27)	(2.91)	(3.18)	21.79
2013	19.20	0.27	1.98	2.25	(0.20)	–	(0.20)	21.25
2012	17.11	0.17	2.05	2.22	(0.13)	–	(0.13)	19.20
2011	15.57	0.04	1.63	1.67	(0.13)	–	(0.13)	17.11
R-4 shares
2015	21.58	0.27	1.15	1.42	(0.27)	(0.22)	(0.49)	22.51
2014	21.08	0.20	3.52	3.72	(0.31)	(2.91)	(3.22)	21.58
2013	19.05	0.30	1.97	2.27	(0.24)	–	(0.24)	21.08
2012	16.98	0.21	2.02	2.23	(0.16)	–	(0.16)	19.05
2011	15.45	0.07	1.62	1.69	(0.16)	–	(0.16)	16.98
R-5 shares
2015	21.62	0.30	1.15	1.45	(0.29)	(0.22)	(0.51)	22.56
2014	21.11	0.22	3.53	3.75	(0.33)	(2.91)	(3.24)	21.62
2013	19.08	0.33	1.96	2.29	(0.26)	–	(0.26)	21.11
2012	17.00	0.23	2.03	2.26	(0.18)	–	(0.18)	19.08
2011	15.48	0.09	1.61	1.70	(0.18)	–	(0.18)	17.00

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

6.66%	(c)	$179,043	1.20%	1.23%	1.24%	26.2%
21.39	(c)	182,382	1.27	1.31	0.95	11.1
11.85	(c)	143,710	1.29	1.49	1.41	42.1
13.06	(c)	143,101	1.36	1.55	0.99	44.6
10.88	(c)	132,486	1.33	1.47	0.32	29.3

7.01	(d)	1,458,518	0.89	–	1.53	26.2
21.84		1,247,104	0.90	–	1.30	11.1
12.38		807,558	0.88	–	1.86	42.1
13.55		897,798	0.86	–	1.52	44.6
11.39		1,252,657	0.85	–	0.81	29.3

6.11		6,976	1.70	–	0.74	26.2
20.87		7,138	1.71	–	0.52	11.1
11.39		6,737	1.71	–	1.00	42.1
12.63		7,692	1.71	–	0.62	44.6
10.44		6,951	1.71	–	(0.05)	29.3

6.26		16,941	1.57	–	0.87	26.2
21.04		17,507	1.58	–	0.64	11.1
11.54		14,360	1.58	–	1.12	42.1
12.76		15,354	1.58	–	0.76	44.6
10.56		13,043	1.58	–	0.08	29.3

6.45	(d)	64,026	1.39	–	1.04	26.2
21.26		56,032	1.40	–	0.83	11.1
11.75		47,905	1.40	–	1.30	42.1
12.97		48,924	1.40	–	0.94	44.6
10.77		39,405	1.40	–	0.25	29.3

6.62		93,806	1.20	–	1.20	26.2
21.48		67,466	1.21	–	1.01	11.1
11.97		48,216	1.21	–	1.47	42.1
13.16		40,509	1.21	–	1.13	44.6
11.02		32,332	1.21	–	0.42	29.3

6.78		146,496	1.08	–	1.36	26.2
21.63		167,195	1.09	–	1.11	11.1
12.08		105,831	1.09	–	1.61	42.1
13.33		107,275	1.09	–	1.26	44.6
11.07		95,630	1.09	–	0.53	29.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM BALANCED PORTFOLIO
Class J shares
2015	$15.96	$0.31	($0.13)	$0.18	($0.32)	($0.38)	($0.70)	$15.44
2014	15.21	0.26	1.00	1.26	(0.26)	(0.25)	(0.51)	15.96
2013	13.36	0.25	1.87	2.12	(0.27)	–	(0.27)	15.21
2012	12.37	0.25	1.00	1.25	(0.26)	–	(0.26)	13.36
2011	12.16	0.26	0.23	0.49	(0.28)	–	(0.28)	12.37
Institutional shares
2015	16.19	0.36	(0.14)	0.22	(0.37)	(0.38)	(0.75)	15.66
2014	15.42	0.30	1.03	1.33	(0.31)	(0.25)	(0.56)	16.19
2013	13.54	0.30	1.89	2.19	(0.31)	–	(0.31)	15.42
2012	12.52	0.27	1.05	1.32	(0.30)	–	(0.30)	13.54
2011	12.31	0.31	0.23	0.54	(0.33)	–	(0.33)	12.52
R-1 shares
2015	16.15	0.23	(0.15)	0.08	(0.22)	(0.38)	(0.60)	15.63
2014	15.39	0.18	1.00	1.18	(0.17)	(0.25)	(0.42)	16.15
2013	13.51	0.19	1.88	2.07	(0.19)	–	(0.19)	15.39
2012	12.50	0.20	1.00	1.20	(0.19)	–	(0.19)	13.51
2011	12.29	0.21	0.22	0.43	(0.22)	–	(0.22)	12.50
R-2 shares
2015	16.11	0.26	(0.16)	0.10	(0.24)	(0.38)	(0.62)	15.59
2014	15.34	0.20	1.01	1.21	(0.19)	(0.25)	(0.44)	16.11
2013	13.48	0.20	1.87	2.07	(0.21)	–	(0.21)	15.34
2012	12.48	0.20	1.01	1.21	(0.21)	–	(0.21)	13.48
2011	12.27	0.22	0.22	0.44	(0.23)	–	(0.23)	12.48
R-3 shares
2015	16.14	0.26	(0.13)	0.13	(0.28)	(0.38)	(0.66)	15.61
2014	15.37	0.22	1.02	1.24	(0.22)	(0.25)	(0.47)	16.14
2013	13.50	0.21	1.89	2.10	(0.23)	–	(0.23)	15.37
2012	12.50	0.22	1.01	1.23	(0.23)	–	(0.23)	13.50
2011	12.29	0.25	0.22	0.47	(0.26)	–	(0.26)	12.50
R-4 shares
2015	16.17	0.33	(0.18)	0.15	(0.30)	(0.38)	(0.68)	15.64
2014	15.40	0.26	1.01	1.27	(0.25)	(0.25)	(0.50)	16.17
2013	13.52	0.24	1.90	2.14	(0.26)	–	(0.26)	15.40
2012	12.52	0.23	1.03	1.26	(0.26)	–	(0.26)	13.52
2011	12.31	0.25	0.24	0.49	(0.28)	–	(0.28)	12.52
R-5 shares
2015	16.17	0.33	(0.14)	0.19	(0.33)	(0.38)	(0.71)	15.65
2014	15.40	0.25	1.04	1.29	(0.27)	(0.25)	(0.52)	16.17
2013	13.52	0.26	1.89	2.15	(0.27)	–	(0.27)	15.40
2012	12.52	0.25	1.02	1.27	(0.27)	–	(0.27)	13.52
2011	12.31	0.26	0.24	0.50	(0.29)	–	(0.29)	12.52

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

1.20%	(d)	$994,998	0.57%	0.60%	1.98%	27.6%
8.50	(d)	981,860	0.61	0.65	1.66	3.3
16.07	(d)	864,184	0.63	0.83	1.78	16.9
10.24	(d)	675,382	0.68	0.88	1.92	9.6
4.03	(d)	514,475	0.73	0.87	2.11	29.6

1.39		782,696	0.31	–	2.25	27.6
8.83		787,845	0.31	–	1.91	3.3
16.42		719,100	0.33	0.33	2.11	16.9
10.71		612,372	0.35	0.35	2.06	9.6
4.36		227,083	0.36	0.36	2.44	29.6

0.54		3,689	1.19	–	1.45	27.6
7.86		4,602	1.19	–	1.15	3.3
15.45		4,303	1.20	–	1.29	16.9
9.67		4,166	1.22	–	1.52	9.6
3.48		5,207	1.22	–	1.65	29.6

0.64		5,570	1.06	–	1.65	27.6
8.07		9,335	1.06	–	1.28	3.3
15.51		9,478	1.07	–	1.36	16.9
9.83		9,131	1.09	–	1.50	9.6
3.62		6,834	1.09	–	1.72	29.6

0.83		68,091	0.88	–	1.66	27.6
8.25		61,467	0.88	–	1.42	3.3
15.77		64,428	0.89	–	1.46	16.9
9.99		43,574	0.91	–	1.65	9.6
3.84		26,556	0.91	–	1.94	29.6

0.99		40,322	0.69	–	2.08	27.6
8.44		56,036	0.69	–	1.63	3.3
16.03		48,779	0.70	–	1.66	16.9
10.16		31,774	0.72	–	1.77	9.6
4.01		19,290	0.72	–	2.00	29.6

1.20		76,846	0.57	–	2.05	27.6
8.57		115,255	0.57	–	1.61	3.3
16.16		86,523	0.58	–	1.83	16.9
10.29		69,681	0.60	–	1.94	9.6
4.11		39,852	0.60	–	2.08	29.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
2015	$12.27	$0.27	($0.15)	$0.12	($0.28)	($0.20)	($0.48)	$11.91
2014	11.92	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.27
2013	11.10	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.92
2012	10.46	0.26	0.69	0.95	(0.26)	(0.05)	(0.31)	11.10
2011	10.36	0.29	0.10	0.39	(0.29)	–	(0.29)	10.46
Institutional shares
2015	12.31	0.30	(0.16)	0.14	(0.31)	(0.20)	(0.51)	11.94
2014	11.96	0.29	0.57	0.86	(0.28)	(0.23)	(0.51)	12.31
2013	11.13	0.28	0.90	1.18	(0.29)	(0.06)	(0.35)	11.96
2012	10.48	0.29	0.71	1.00	(0.30)	(0.05)	(0.35)	11.13
2011	10.39	0.32	0.10	0.42	(0.33)	–	(0.33)	10.48
R-1 shares
2015	12.27	0.19	(0.15)	0.04	(0.21)	(0.20)	(0.41)	11.90
2014	11.91	0.21	0.55	0.76	(0.17)	(0.23)	(0.40)	12.27
2013	11.10	0.18	0.88	1.06	(0.19)	(0.06)	(0.25)	11.91
2012	10.45	0.21	0.70	0.91	(0.21)	(0.05)	(0.26)	11.10
2011	10.36	0.24	0.09	0.33	(0.24)	–	(0.24)	10.45
R-2 shares
2015	12.33	0.22	(0.17)	0.05	(0.21)	(0.20)	(0.41)	11.97
2014	11.97	0.20	0.58	0.78	(0.19)	(0.23)	(0.42)	12.33
2013	11.15	0.19	0.90	1.09	(0.21)	(0.06)	(0.27)	11.97
2012	10.50	0.23	0.69	0.92	(0.22)	(0.05)	(0.27)	11.15
2011	10.39	0.26	0.09	0.35	(0.24)	–	(0.24)	10.50
R-3 shares
2015	12.29	0.24	(0.17)	0.07	(0.24)	(0.20)	(0.44)	11.92
2014	11.93	0.22	0.58	0.80	(0.21)	(0.23)	(0.44)	12.29
2013	11.12	0.23	0.87	1.10	(0.23)	(0.06)	(0.29)	11.93
2012	10.47	0.24	0.70	0.94	(0.24)	(0.05)	(0.29)	11.12
2011	10.38	0.27	0.10	0.37	(0.28)	–	(0.28)	10.47
R-4 shares
2015	12.30	0.26	(0.16)	0.10	(0.27)	(0.20)	(0.47)	11.93
2014	11.95	0.25	0.57	0.82	(0.24)	(0.23)	(0.47)	12.30
2013	11.13	0.23	0.90	1.13	(0.25)	(0.06)	(0.31)	11.95
2012	10.48	0.24	0.72	0.96	(0.26)	(0.05)	(0.31)	11.13
2011	10.38	0.30	0.09	0.39	(0.29)	–	(0.29)	10.48
R-5 shares
2015	12.30	0.27	(0.16)	0.11	(0.28)	(0.20)	(0.48)	11.93
2014	11.95	0.25	0.58	0.83	(0.25)	(0.23)	(0.48)	12.30
2013	11.13	0.25	0.89	1.14	(0.26)	(0.06)	(0.32)	11.95
2012	10.48	0.27	0.70	0.97	(0.27)	(0.05)	(0.32)	11.13
2011	10.38	0.28	0.13	0.41	(0.31)	–	(0.31)	10.48

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

0.98%	(d)	$538,078	0.58%	0.61%	2.23%	22.7%
7.12	(d)	530,582	0.61	0.65	2.07	3.2
10.45	(d)	451,227	0.63	0.84	2.14	13.1
9.31	(d)	340,861	0.69	0.88	2.42	6.8
3.82	(d)	237,106	0.73	0.88	2.72	21.4

1.16		290,780	0.32	–	2.49	22.7
7.40		288,691	0.32	–	2.38	3.2
10.83		268,881	0.34	0.34	2.46	13.1
9.74		236,776	0.35	0.35	2.64	6.8
4.08		92,804	0.37	0.37	3.06	21.4

0.28		2,927	1.19	–	1.61	22.7
6.54		2,823	1.19	–	1.75	3.2
9.75		4,436	1.20	–	1.60	13.1
8.86		3,753	1.22	–	1.94	6.8
3.23		3,256	1.22	–	2.24	21.4

0.42		1,532	1.06	–	1.79	22.7
6.68		2,756	1.06	–	1.67	3.2
9.93		3,019	1.07	–	1.64	13.1
8.92		2,532	1.09	–	2.17	6.8
3.43		3,083	1.09	–	2.43	21.4

0.59		18,301	0.88	–	2.02	22.7
6.91		21,180	0.88	–	1.82	3.2
10.05		20,157	0.89	–	2.04	13.1
9.18		22,210	0.91	–	2.20	6.8
3.57		15,468	0.91	–	2.52	21.4

0.77		18,067	0.69	–	2.17	22.7
7.02		20,811	0.69	–	2.06	3.2
10.34		17,604	0.70	–	1.99	13.1
9.39		11,581	0.72	–	2.26	6.8
3.83		4,674	0.72	–	2.81	21.4

0.90		28,673	0.57	–	2.21	22.7
7.14		36,356	0.57	–	2.08	3.2
10.48		29,141	0.58	–	2.14	13.1
9.49		18,477	0.60	–	2.46	6.8
3.96		11,243	0.60	–	2.67	21.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
2015	$18.36	$0.30	($0.11)	$0.19	($0.31)	($0.58)	($0.89)	$17.66
2014	17.08	0.21	1.46	1.67	(0.24)	(0.15)	(0.39)	18.36
2013	14.36	0.21	2.75	2.96	(0.24)	–	(0.24)	17.08
2012	13.15	0.17	1.25	1.42	(0.21)	–	(0.21)	14.36
2011	12.81	0.18	0.35	0.53	(0.19)	–	(0.19)	13.15
Institutional shares
2015	18.57	0.36	(0.11)	0.25	(0.37)	(0.58)	(0.95)	17.87
2014	17.27	0.27	1.47	1.74	(0.29)	(0.15)	(0.44)	18.57
2013	14.52	0.26	2.78	3.04	(0.29)	–	(0.29)	17.27
2012	13.29	0.20	1.28	1.48	(0.25)	–	(0.25)	14.52
2011	12.94	0.23	0.36	0.59	(0.24)	–	(0.24)	13.29
R-1 shares
2015	18.26	0.22	(0.13)	0.09	(0.21)	(0.58)	(0.79)	17.56
2014	16.99	0.12	1.44	1.56	(0.14)	(0.15)	(0.29)	18.26
2013	14.29	0.13	2.74	2.87	(0.17)	–	(0.17)	16.99
2012	13.07	0.12	1.23	1.35	(0.13)	–	(0.13)	14.29
2011	12.76	0.12	0.33	0.45	(0.14)	–	(0.14)	13.07
R-2 shares
2015	18.28	0.27	(0.16)	0.11	(0.24)	(0.58)	(0.82)	17.57
2014	17.01	0.14	1.45	1.59	(0.17)	(0.15)	(0.32)	18.28
2013	14.29	0.13	2.76	2.89	(0.17)	–	(0.17)	17.01
2012	13.08	0.12	1.24	1.36	(0.15)	–	(0.15)	14.29
2011	12.77	0.13	0.34	0.47	(0.16)	–	(0.16)	13.08
R-3 shares
2015	18.32	0.24	(0.10)	0.14	(0.26)	(0.58)	(0.84)	17.62
2014	17.05	0.18	1.45	1.63	(0.21)	(0.15)	(0.36)	18.32
2013	14.35	0.16	2.76	2.92	(0.22)	–	(0.22)	17.05
2012	13.15	0.15	1.24	1.39	(0.19)	–	(0.19)	14.35
2011	12.83	0.18	0.32	0.50	(0.18)	–	(0.18)	13.15
R-4 shares
2015	18.48	0.31	(0.14)	0.17	(0.30)	(0.58)	(0.88)	17.77
2014	17.20	0.22	1.44	1.66	(0.23)	(0.15)	(0.38)	18.48
2013	14.46	0.21	2.76	2.97	(0.23)	–	(0.23)	17.20
2012	13.24	0.16	1.27	1.43	(0.21)	–	(0.21)	14.46
2011	12.90	0.17	0.37	0.54	(0.20)	–	(0.20)	13.24
R-5 shares
2015	18.44	0.33	(0.13)	0.20	(0.32)	(0.58)	(0.90)	17.74
2014	17.16	0.21	1.47	1.68	(0.25)	(0.15)	(0.40)	18.44
2013	14.43	0.22	2.77	2.99	(0.26)	–	(0.26)	17.16
2012	13.21	0.18	1.26	1.44	(0.22)	–	(0.22)	14.43
2011	12.87	0.16	0.39	0.55	(0.21)	–	(0.21)	13.21

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

1.14%	(d)	$496,991	0.59%	0.62%	1.68%	35.6%
9.93	(d)	496,391	0.62	0.66	1.19	4.0
20.95	(d)	422,288	0.65	0.85	1.33	20.2
10.94	(d)	313,149	0.70	0.90	1.26	13.1
4.10	(d)	234,693	0.74	0.88	1.33	31.9

1.42		523,817	0.31	–	1.97	35.6
10.23		526,264	0.32	–	1.52	4.0
21.30		487,967	0.33	0.33	1.67	20.2
11.37		401,459	0.34	0.34	1.40	13.1
4.51		146,347	0.35	0.35	1.68	31.9

0.56		3,158	1.19	–	1.25	35.6
9.28		4,246	1.19	–	0.68	4.0
20.30		4,190	1.20	–	0.83	20.2
10.40		3,657	1.21	–	0.86	13.1
3.52		3,541	1.22	–	0.92	31.9

0.66		5,383	1.06	–	1.49	35.6
9.45		8,556	1.06	–	0.77	4.0
20.45		8,384	1.07	–	0.82	20.2
10.54		5,916	1.08	–	0.90	13.1
3.67		5,411	1.09	–	0.99	31.9

0.84		29,621	0.88	–	1.33	35.6
9.68		26,537	0.88	–	1.02	4.0
20.60		26,667	0.89	–	1.01	20.2
10.76		17,863	0.90	–	1.06	13.1
3.86		12,199	0.91	–	1.36	31.9

1.01		20,164	0.69	–	1.70	35.6
9.83		24,177	0.69	–	1.21	4.0
20.87		21,406	0.70	–	1.31	20.2
10.96		15,442	0.71	–	1.15	13.1
4.14		10,662	0.72	–	1.29	31.9

1.18		47,254	0.57	–	1.81	35.6
9.95		84,381	0.57	–	1.17	4.0
21.04		67,284	0.58	–	1.37	20.2
11.10		47,638	0.59	–	1.32	13.1
4.23		31,447	0.60	–	1.18	31.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
2015	$12.55	$0.33	($0.30)	$0.03	($0.33)	($0.13)	($0.46)	$12.12
2014	12.29	0.32	0.45	0.77	(0.32)	(0.19)	(0.51)	12.55
2013	11.91	0.32	0.51	0.83	(0.34)	(0.11)	(0.45)	12.29
2012	11.25	0.35	0.68	1.03	(0.35)	(0.02)	(0.37)	11.91
2011	11.24	0.38	0.02	0.40	(0.39)	–	(0.39)	11.25
Institutional shares
2015	12.60	0.37	(0.31)	0.06	(0.36)	(0.13)	(0.49)	12.17
2014	12.34	0.36	0.45	0.81	(0.36)	(0.19)	(0.55)	12.60
2013	11.96	0.37	0.50	0.87	(0.38)	(0.11)	(0.49)	12.34
2012	11.29	0.39	0.69	1.08	(0.39)	(0.02)	(0.41)	11.96
2011	11.28	0.42	0.02	0.44	(0.43)	–	(0.43)	11.29
R-1 shares
2015	12.56	0.26	(0.31)	(0.05)	(0.25)	(0.13)	(0.38)	12.13
2014	12.30	0.25	0.45	0.70	(0.25)	(0.19)	(0.44)	12.56
2013	11.92	0.26	0.50	0.76	(0.27)	(0.11)	(0.38)	12.30
2012	11.25	0.30	0.68	0.98	(0.29)	(0.02)	(0.31)	11.92
2011	11.25	0.33	0.01	0.34	(0.34)	–	(0.34)	11.25
R-2 shares
2015	12.59	0.27	(0.30)	(0.03)	(0.27)	(0.13)	(0.40)	12.16
2014	12.32	0.27	0.45	0.72	(0.26)	(0.19)	(0.45)	12.59
2013	11.94	0.28	0.50	0.78	(0.29)	(0.11)	(0.40)	12.32
2012	11.27	0.31	0.68	0.99	(0.30)	(0.02)	(0.32)	11.94
2011	11.27	0.35	–	0.35	(0.35)	–	(0.35)	11.27
R-3 shares
2015	12.58	0.30	(0.31)	(0.01)	(0.29)	(0.13)	(0.42)	12.15
2014	12.32	0.29	0.45	0.74	(0.29)	(0.19)	(0.48)	12.58
2013	11.94	0.30	0.50	0.80	(0.31)	(0.11)	(0.42)	12.32
2012	11.27	0.33	0.68	1.01	(0.32)	(0.02)	(0.34)	11.94
2011	11.27	0.37	–	0.37	(0.37)	–	(0.37)	11.27
R-4 shares
2015	12.59	0.33	(0.32)	0.01	(0.31)	(0.13)	(0.44)	12.16
2014	12.32	0.32	0.45	0.77	(0.31)	(0.19)	(0.50)	12.59
2013	11.95	0.31	0.50	0.81	(0.33)	(0.11)	(0.44)	12.32
2012	11.28	0.35	0.69	1.04	(0.35)	(0.02)	(0.37)	11.95
2011	11.27	0.38	0.02	0.40	(0.39)	–	(0.39)	11.28
R-5 shares
2015	12.58	0.34	(0.31)	0.03	(0.33)	(0.13)	(0.46)	12.15
2014	12.32	0.32	0.46	0.78	(0.33)	(0.19)	(0.52)	12.58
2013	11.94	0.33	0.51	0.84	(0.35)	(0.11)	(0.46)	12.32
2012	11.28	0.36	0.68	1.04	(0.36)	(0.02)	(0.38)	11.94
2011	11.27	0.39	0.03	0.42	(0.41)	–	(0.41)	11.28

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

0.25%	(d)	$849,016	0.58%	0.61%	2.66%	17.7%
6.43	(d)	723,517	0.61	0.65	2.57	2.2
7.16	(d)	589,349	0.64	0.84	2.69	10.5
9.27	(d)	423,411	0.69	0.89	3.05	5.5
3.61	(d)	272,865	0.75	0.89	3.37	19.6

0.51		177,423	0.32	–	2.95	17.7
6.70		180,049	0.32	–	2.89	2.2
7.45		174,501	0.34	0.34	3.05	10.5
9.68		168,309	0.36	0.36	3.30	5.5
3.96		58,782	0.39	0.39	3.71	19.6

(0.36)		676	1.19	–	2.10	17.7
5.80		741	1.19	–	2.05	2.2
6.56		1,044	1.20	–	2.16	10.5
8.78		820	1.21	–	2.58	5.5
3.02		801	1.22	–	2.95	19.6

(0.23)		839	1.06	–	2.21	17.7
6.00		1,139	1.06	–	2.16	2.2
6.68		1,682	1.07	–	2.31	10.5
8.90		1,767	1.08	–	2.67	5.5
3.16		1,312	1.09	–	3.04	19.6

(0.05)		10,070	0.88	–	2.43	17.7
6.12		10,483	0.88	–	2.36	2.2
6.87		10,544	0.89	–	2.47	10.5
9.11		8,821	0.90	–	2.85	5.5
3.35		6,181	0.91	–	3.30	19.6

0.13		7,849	0.69	–	2.70	17.7
6.40		12,062	0.69	–	2.55	2.2
6.99		12,416	0.70	–	2.55	10.5
9.31		6,962	0.71	–	3.01	5.5
3.62		4,365	0.72	–	3.37	19.6

0.26		16,871	0.57	–	2.74	17.7
6.45		20,815	0.57	–	2.61	2.2
7.20		17,297	0.58	–	2.77	10.5
9.35		12,966	0.59	–	3.08	5.5
3.74		4,862	0.60	–	3.47	19.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
2015	$21.26	$0.38	($0.19)	$0.19	($0.39)	($1.00)	($1.39)	$20.06
2014	19.44	0.20	1.99	2.19	(0.23)	(0.14)	(0.37)	21.26
2013	15.75	0.19	3.71	3.90	(0.21)	–	(0.21)	19.44
2012	14.28	0.12	1.48	1.60	(0.13)	–	(0.13)	15.75
2011	13.85	0.10	0.46	0.56	(0.13)	–	(0.13)	14.28
Institutional shares
2015	21.46	0.45	(0.20)	0.25	(0.45)	(1.00)	(1.45)	20.26
2014	19.61	0.27	2.01	2.28	(0.29)	(0.14)	(0.43)	21.46
2013	15.89	0.25	3.73	3.98	(0.26)	–	(0.26)	19.61
2012	14.40	0.14	1.53	1.67	(0.18)	–	(0.18)	15.89
2011	13.97	0.15	0.47	0.62	(0.19)	–	(0.19)	14.40
R-1 shares
2015	21.10	0.48	(0.41)	0.07	(0.26)	(1.00)	(1.26)	19.91
2014	19.30	0.10	1.97	2.07	(0.13)	(0.14)	(0.27)	21.10
2013	15.65	0.09	3.69	3.78	(0.13)	–	(0.13)	19.30
2012	14.18	0.06	1.46	1.52	(0.05)	–	(0.05)	15.65
2011	13.78	0.05	0.43	0.48	(0.08)	–	(0.08)	14.18
R-2 shares
2015	21.15	0.36	(0.26)	0.10	(0.29)	(1.00)	(1.29)	19.96
2014	19.36	0.11	1.98	2.09	(0.16)	(0.14)	(0.30)	21.15
2013	15.68	0.09	3.72	3.81	(0.13)	–	(0.13)	19.36
2012	14.22	0.05	1.49	1.54	(0.08)	–	(0.08)	15.68
2011	13.83	0.04	0.47	0.51	(0.12)	–	(0.12)	14.22
R-3 shares
2015	21.19	0.33	(0.19)	0.14	(0.33)	(1.00)	(1.33)	20.00
2014	19.39	0.18	1.95	2.13	(0.19)	(0.14)	(0.33)	21.19
2013	15.72	0.14	3.71	3.85	(0.18)	–	(0.18)	19.39
2012	14.25	0.08	1.49	1.57	(0.10)	–	(0.10)	15.72
2011	13.85	0.07	0.46	0.53	(0.13)	–	(0.13)	14.25
R-4 shares
2015	21.32	0.42	(0.25)	0.17	(0.37)	(1.00)	(1.37)	20.12
2014	19.50	0.18	2.00	2.18	(0.22)	(0.14)	(0.36)	21.32
2013	15.81	0.11	3.79	3.90	(0.21)	–	(0.21)	19.50
2012	14.34	0.11	1.50	1.61	(0.14)	–	(0.14)	15.81
2011	13.92	0.09	0.47	0.56	(0.14)	–	(0.14)	14.34
R-5 shares
2015	21.28	0.39	(0.18)	0.21	(0.40)	(1.00)	(1.40)	20.09
2014	19.46	0.20	2.01	2.21	(0.25)	(0.14)	(0.39)	21.28
2013	15.78	0.21	3.70	3.91	(0.23)	–	(0.23)	19.46
2012	14.30	0.12	1.50	1.62	(0.14)	–	(0.14)	15.78
2011	13.89	0.07	0.50	0.57	(0.16)	–	(0.16)	14.30

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets(b)	Net Assets(b),(c)	Assets	Turnover Rate

0.96%	(d)	$278,150	0.60%	0.63%	1.87%	51.2%
11.43	(d)	283,507	0.63	0.67	1.01	5.9
25.04	(d)	253,180	0.66	0.86	1.07	26.5
11.28	(d)	185,076	0.73	0.92	0.77	13.6
4.03	(d)	152,460	0.76	0.90	0.70	37.7

1.25		267,751	0.31	–	2.19	51.2
11.80		280,593	0.32	–	1.34	5.9
25.43		255,114	0.33	0.33	1.41	26.5
11.74		199,595	0.36	0.36	0.88	13.6
4.40		72,005	0.37	0.37	1.05	37.7

0.37		3,151	1.19	–	2.34	51.2
10.85		4,253	1.19	–	0.47	5.9
24.35		4,215	1.20	–	0.52	26.5
10.74		2,904	1.22	–	0.41	13.6
3.49		3,184	1.22	–	0.34	37.7

0.55		2,830	1.06	–	1.74	51.2
10.95		4,779	1.06	–	0.55	5.9
24.51		4,290	1.07	–	0.54	26.5
10.88		2,597	1.09	–	0.31	13.6
3.66		2,097	1.09	–	0.25	37.7

0.72		17,993	0.88	–	1.61	51.2
11.15		17,809	0.88	–	0.90	5.9
24.77		19,357	0.89	–	0.79	26.5
11.13		13,780	0.91	–	0.56	13.6
3.81		9,964	0.91	–	0.48	37.7

0.89		14,237	0.69	–	2.05	51.2
11.36		20,035	0.69	–	0.90	5.9
24.94		15,061	0.70	–	0.63	26.5
11.33		6,644	0.72	–	0.70	13.6
4.04		4,660	0.72	–	0.63	37.7

1.07		24,189	0.57	–	1.93	51.2
11.51		34,618	0.57	–	1.00	5.9
25.09		27,490	0.58	–	1.17	26.5
11.48		18,765	0.60	–	0.81	13.6
4.10		12,656	0.60	–	0.51	37.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Does not include expenses of the investment companies in which the Portfolio invests.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME FUND
Class J shares
2015	$12.23	$0.16	($0.06)	$0.10	($0.16)	$–	($0.16)	$12.17
2014	12.26	0.16	(0.02)	0.14	(0.16)	(0.01)	(0.17)	12.23
2013	12.28	0.15	(0.03)	0.12	(0.14)	–	(0.14)	12.26
2012	11.96	0.20	0.31	0.51	(0.19)	–	(0.19)	12.28
2011	12.17	0.24	(0.19)	0.05	(0.26)	–	(0.26)	11.96
Institutional shares
2015	12.23	0.20	(0.06)	0.14	(0.20)	–	(0.20)	12.17
2014	12.26	0.21	(0.02)	0.19	(0.21)	(0.01)	(0.22)	12.23
2013	12.28	0.20	(0.03)	0.17	(0.19)	–	(0.19)	12.26
2012	11.96	0.25	0.32	0.57	(0.25)	–	(0.25)	12.28
2011	12.16	0.31	(0.18)	0.13	(0.33)	–	(0.33)	11.96
R-1 shares
2015	12.23	0.10	(0.07)	0.03	(0.09)	–	(0.09)	12.17
2014	12.26	0.10	(0.02)	0.08	(0.10)	(0.01)	(0.11)	12.23
2013	12.28	0.10	(0.03)	0.07	(0.09)	–	(0.09)	12.26
2012	11.96	0.15	0.32	0.47	(0.15)	–	(0.15)	12.28
2011	12.17	0.21	(0.19)	0.02	(0.23)	–	(0.23)	11.96
R-2 shares
2015	12.23	0.11	(0.06)	0.05	(0.11)	–	(0.11)	12.17
2014	12.26	0.12	(0.02)	0.10	(0.12)	(0.01)	(0.13)	12.23
2013	12.28	0.12	(0.03)	0.09	(0.11)	–	(0.11)	12.26
2012	11.96	0.16	0.32	0.48	(0.16)	–	(0.16)	12.28
2011	12.17	0.22	(0.19)	0.03	(0.24)	–	(0.24)	11.96
R-3 shares
2015	12.23	0.13	(0.06)	0.07	(0.13)	–	(0.13)	12.17
2014	12.27	0.14	(0.03)	0.11	(0.14)	(0.01)	(0.15)	12.23
2013	12.28	0.14	(0.02)	0.12	(0.13)	–	(0.13)	12.27
2012	11.96	0.19	0.31	0.50	(0.18)	–	(0.18)	12.28
2011	12.17	0.25	(0.20)	0.05	(0.26)	–	(0.26)	11.96
R-4 shares
2015	12.23	0.16	(0.07)	0.09	(0.15)	–	(0.15)	12.17
2014	12.27	0.17	(0.03)	0.14	(0.17)	(0.01)	(0.18)	12.23
2013	12.28	0.16	(0.02)	0.14	(0.15)	–	(0.15)	12.27
2012	11.97	0.21	0.31	0.52	(0.21)	–	(0.21)	12.28
2011	12.17	0.27	(0.18)	0.09	(0.29)	–	(0.29)	11.97
R-5 shares
2015	12.24	0.17	(0.06)	0.11	(0.17)	–	(0.17)	12.18
2014	12.27	0.18	(0.02)	0.16	(0.18)	(0.01)	(0.19)	12.24
2013	12.28	0.18	(0.02)	0.16	(0.17)	–	(0.17)	12.27
2012	11.96	0.23	0.31	0.54	(0.22)	–	(0.22)	12.28
2011	12.17	0.28	(0.19)	0.09	(0.30)	–	(0.30)	11.96

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

0.83%	(c)	$124,221	0.75%		0.80%	1.32%	56.4%
1.16	(c)	120,296	0.80		0.84	1.34	49.1
1.00	(c)	124,761	0.87		1.07	1.25	50.1
4.29	(c)	107,444	0.94		1.13	1.63	47.9
0.43	(c)	73,750	1.01		1.15	2.01	43.6

1.14		2,180,068	0.43		–	1.63	56.4
1.52		1,936,142	0.44		–	1.69	49.1
1.43		1,134,768	0.45		0.45	1.67	50.1
4.79		897,254	0.46		0.46	2.10	47.9
1.05		626,736	0.47		0.47	2.55	43.6

0.27		1,237	1.30	(d)	–	0.78	56.4
0.65		1,468	1.30	(d)	–	0.84	49.1
0.57		1,851	1.30	(d)	–	0.82	50.1
3.92		2,247	1.30	(d)	–	1.22	47.9
0.14		1,076	1.30	(d)	–	1.73	43.6

0.40		1,975	1.17	(d)	–	0.90	56.4
0.78		1,957	1.17	(d)	–	0.97	49.1
0.70		1,640	1.18	(d)	–	0.94	50.1
4.04		1,194	1.18	(d)	–	1.30	47.9
0.26		243	1.18	(d)	–	1.80	43.6

0.67	(e)	11,415	0.99	(d)	–	1.09	56.4
0.88		14,472	0.99	(d)	–	1.15	49.1
0.96		10,748	0.99	(d)	–	1.13	50.1
4.24		10,336	0.99	(d)	–	1.56	47.9
0.45		2,997	0.99	(d)	–	2.04	43.6

0.78		14,049	0.79	(d)	–	1.28	56.4
1.09		14,272	0.79	(d)	–	1.35	49.1
1.17		4,377	0.79	(d)	–	1.33	50.1
4.36		3,106	0.79	(d)	–	1.72	47.9
0.73		1,063	0.79	(d)	–	2.22	43.6

0.90		12,383	0.68	(d)	–	1.39	56.4
1.28		9,287	0.68	(d)	–	1.46	49.1
1.28		4,735	0.68	(d)	–	1.44	50.1
4.56		3,373	0.68	(d)	–	1.89	47.9
0.77		2,377	0.68	(d)	–	2.33	43.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP FUND(c)
Class J shares
2015	$20.98	($0.01)	$1.32	$1.31	$–	($2.47)	($2.47)	$19.82
2014	20.88	(0.02)	1.68	1.66	–	(1.56)	(1.56)	20.98
2013	14.97	0.06	6.01	6.07	(0.07)	(0.09)	(0.16)	20.88
2012	13.28	0.02	1.67	1.69	–	–	–	14.97
2011	12.52	(0.05)	0.81	0.76	–	–	–	13.28
Institutional shares
2015	22.77	0.06	1.45	1.51	–	(2.47)	(2.47)	21.81
2014	22.51	0.06	1.81	1.87	(0.05)	(1.56)	(1.61)	22.77
2013	16.14	0.13	6.47	6.60	(0.14)	(0.09)	(0.23)	22.51
2012	14.24	0.09	1.81	1.90	–	–	–	16.14
2011	13.37	0.01	0.86	0.87	–	–	–	14.24
R-1 shares
2015	21.13	(0.12)	1.34	1.22	–	(2.47)	(2.47)	19.88
2014	21.12	(0.13)	1.70	1.57	–	(1.56)	(1.56)	21.13
2013	15.16	(0.02)	6.08	6.06	(0.01)	(0.09)	(0.10)	21.12
2012	13.50	(0.01)	1.67	1.66	–	–	–	15.16
2011	12.78	(0.10)	0.82	0.72	–	–	–	13.50
R-2 shares
2015	21.27	(0.10)	1.36	1.26	–	(2.47)	(2.47)	20.06
2014	21.22	(0.10)	1.71	1.61	–	(1.56)	(1.56)	21.27
2013	15.21	–	6.11	6.11	(0.01)	(0.09)	(0.10)	21.22
2012	13.52	(0.01)	1.70	1.69	–	–	–	15.21
2011	12.78	(0.09)	0.83	0.74	–	–	–	13.52
R-3 shares
2015	21.77	(0.06)	1.39	1.33	–	(2.47)	(2.47)	20.63
2014	21.65	(0.06)	1.74	1.68	–	(1.56)	(1.56)	21.77
2013	15.54	0.03	6.23	6.26	(0.06)	(0.09)	(0.15)	21.65
2012	13.79	0.03	1.72	1.75	–	–	–	15.54
2011	13.01	(0.06)	0.84	0.78	–	–	–	13.79
R-4 shares
2015	22.34	(0.02)	1.42	1.40	–	(2.47)	(2.47)	21.27
2014	22.14	(0.02)	1.78	1.76	–	(1.56)	(1.56)	22.34
2013	15.87	0.07	6.37	6.44	(0.08)	(0.09)	(0.17)	22.14
2012	14.06	0.04	1.77	1.81	–	–	–	15.87
2011	13.24	(0.04)	0.86	0.82	–	–	–	14.06
R-5 shares
2015	22.66	–	1.46	1.46	–	(2.47)	(2.47)	21.65
2014	22.42	0.01	1.80	1.81	(0.01)	(1.56)	(1.57)	22.66
2013	16.08	0.09	6.44	6.53	(0.10)	(0.09)	(0.19)	22.42
2012	14.22	0.07	1.79	1.86	–	–	–	16.08
2011	13.38	(0.02)	0.86	0.84	–	–	–	14.22

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

6.97%	(d)	$200,263	1.10%	1.13%	(0.06)%	69.2%
8.17	(d)	200,333	1.13	1.17	(0.09)	67.6
40.88	(d)	200,359	1.18	1.38	0.32	95.2
12.73	(d)	148,772	1.28	1.48	0.17	90.2
6.07	(d)	84,060	1.25	1.39	(0.35)	76.1

7.34		98,042	0.79	0.79	0.26	69.2
8.54		72,583	0.79	0.79	0.25	67.6
41.38		65,062	0.80	0.80	0.70	95.2
13.34		45,620	0.79	0.79	0.61	90.2
6.51		38,016	0.80	0.80	0.09	76.1

6.44		2,889	1.64	–	(0.59)	69.2
7.62		2,079	1.64	–	(0.60)	67.6
40.21		2,401	1.64	–	(0.11)	95.2
12.30		2,001	1.64	–	(0.10)	90.2
5.63		151	1.65	–	(0.74)	76.1

6.60		4,161	1.51	–	(0.47)	69.2
7.78		2,956	1.51	–	(0.47)	67.6
40.35		3,018	1.51	–	0.01	95.2
12.50		2,852	1.51	–	(0.05)	90.2
5.79		1,169	1.52	–	(0.62)	76.1

6.79		9,368	1.33	–	(0.28)	69.2
7.96		6,628	1.33	–	(0.28)	67.6
40.62		6,143	1.33	–	0.18	95.2
12.69		4,907	1.33	–	0.22	90.2
6.00		629	1.34	–	(0.44)	76.1

6.95		9,089	1.14	–	(0.08)	69.2
8.16		4,052	1.14	–	(0.10)	67.6
40.93		4,200	1.14	–	0.37	95.2
12.87		2,944	1.14	–	0.26	90.2
6.19		2,011	1.15	–	(0.25)	76.1

7.13		18,855	1.02	–	0.02	69.2
8.27		12,020	1.02	–	0.02	67.6
41.04		11,690	1.02	–	0.49	95.2
13.08		8,943	1.02	–	0.45	90.2
6.28		3,418	1.03	–	(0.13)	76.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Effective August 31, 2015, SmallCap Blend Fund changed its name to SmallCap Fund.
(d)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Distributions	Total
		Value,	Investment	and Unrealized	Total From	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Gains	Distributions	of Period
SMALLCAP GROWTH FUND I
Class J shares
2015		$11.70	($0.10)	$0.38	$0.28	($2.46)	($2.46)	$9.52
2014		12.63	(0.13)	0.74	0.61	(1.54)	(1.54)	11.70
2013		9.94	(0.13)	3.54	3.41	(0.72)	(0.72)	12.63
2012		9.56	(0.12)	1.08	0.96	(0.58)	(0.58)	9.94
2011		8.50	(0.13)	1.19	1.06	–	–	9.56
Institutional shares
2015		14.05	(0.07)	0.47	0.40	(2.46)	(2.46)	11.99
2014		14.80	(0.08)	0.87	0.79	(1.54)	(1.54)	14.05
2013		11.47	(0.09)	4.14	4.05	(0.72)	(0.72)	14.80
2012		10.89	(0.07)	1.23	1.16	(0.58)	(0.58)	11.47
2011		9.62	(0.08)	1.35	1.27	–	–	10.89
R-1 shares
2015		12.59	(0.15)	0.41	0.26	(2.46)	(2.46)	10.39
2014		13.52	(0.18)	0.79	0.61	(1.54)	(1.54)	12.59
2013		10.63	(0.18)	3.79	3.61	(0.72)	(0.72)	13.52
2012		10.22	(0.16)	1.15	0.99	(0.58)	(0.58)	10.63
2011		9.11	(0.17)	1.28	1.11	–	–	10.22
R-2 shares
2015		12.32	(0.13)	0.40	0.27	(2.46)	(2.46)	10.13
2014		13.25	(0.16)	0.77	0.61	(1.54)	(1.54)	12.32
2013		10.42	(0.16)	3.71	3.55	(0.72)	(0.72)	13.25
2012		10.01	(0.14)	1.13	0.99	(0.58)	(0.58)	10.42
2011		8.91	(0.15)	1.25	1.10	–	–	10.01
R-3 shares
2015		12.75	(0.12)	0.42	0.30	(2.46)	(2.46)	10.59
2014		13.64	(0.15)	0.80	0.65	(1.54)	(1.54)	12.75
2013		10.68	(0.15)	3.83	3.68	(0.72)	(0.72)	13.64
2012		10.24	(0.13)	1.15	1.02	(0.58)	(0.58)	10.68
2011		9.09	(0.14)	1.29	1.15	–	–	10.24
R-4 shares
2015		13.19	(0.10)	0.44	0.34	(2.46)	(2.46)	11.07
2014		14.04	(0.13)	0.82	0.69	(1.54)	(1.54)	13.19
2013		10.96	(0.13)	3.93	3.80	(0.72)	(0.72)	14.04
2012		10.46	(0.11)	1.19	1.08	(0.58)	(0.58)	10.96
2011		9.28	(0.12)	1.30	1.18	–	–	10.46
R-5 shares
2015		13.55	(0.09)	0.45	0.36	(2.46)	(2.46)	11.45
2014		14.36	(0.11)	0.84	0.73	(1.54)	(1.54)	13.55
2013		11.18	(0.11)	4.01	3.90	(0.72)	(0.72)	14.36
2012		10.65	(0.10)	1.21	1.11	(0.58)	(0.58)	11.18
2011		9.43	(0.11)	1.33	1.22	–	–	10.65
R-6 shares
2015	(e)	14.24	(0.07)	0.27	0.20	(2.46)	(2.46)	11.98

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets		Turnover Rate

3.12%	(c)	$52,609	1.46%		1.56%	(0.96)%		70.0%
5.00	(c)	53,357	1.50		1.67	(1.09)		66.1
36.73	(c)	30,644	1.56		1.78	(1.17)		74.7
11.07	(c)	22,970	1.63		1.85	(1.20)		79.9
12.47	(c)	21,887	1.67		1.83	(1.34)		90.3

3.50		1,489,140	1.02		1.09	(0.52)		70.0
5.52		1,707,451	1.02		1.09	(0.61)		66.1
37.45		1,729,462	1.07		1.09	(0.68)		74.7
11.58		1,329,439	1.08		1.10	(0.65)		79.9
13.20		1,185,260	1.07		1.09	(0.74)		90.3

2.64		2,974	1.88	(d)	–	(1.38)		70.0
4.63		3,123	1.88	(d)	–	(1.47)		66.1
36.19		2,783	1.94	(d)	–	(1.54)		74.7
10.63		2,531	1.95	(d)	–	(1.52)		79.9
12.18		2,314	1.95	(d)	–	(1.61)		90.3

2.82		6,055	1.75	(d)	–	(1.25)		70.0
4.74		6,581	1.75	(d)	–	(1.34)		66.1
36.36		4,061	1.81	(d)	–	(1.41)		74.7
10.86		3,100	1.82	(d)	–	(1.39)		79.9
12.35		2,867	1.82	(d)	–	(1.48)		90.3

2.99		20,155	1.57	(d)	–	(1.07)		70.0
4.92		21,440	1.57	(d)	–	(1.16)		66.1
36.70		18,858	1.63	(d)	–	(1.25)		74.7
10.91		11,606	1.64	(d)	–	(1.21)		79.9
12.65		12,559	1.64	(d)	–	(1.31)		90.3

3.22		15,758	1.38	(d)	–	(0.89)		70.0
5.07		16,819	1.38	(d)	–	(0.97)		66.1
36.88		16,584	1.44	(d)	–	(1.05)		74.7
11.27		12,347	1.45	(d)	–	(1.01)		79.9
12.72		8,266	1.45	(d)	–	(1.11)		90.3

3.31		36,955	1.26	(d)	–	(0.76)		70.0
5.25		37,684	1.26	(d)	–	(0.85)		66.1
37.05		31,647	1.32	(d)	–	(0.93)		74.7
11.36		23,202	1.33	(d)	–	(0.90)		79.9
12.94		21,633	1.33	(d)	–	(1.00)		90.3

2.05	(f)	10	1.06 (d)	,(g)	–	(0.59	) (g)	70.0	(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL FUNDS, INC.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
	Net Asset	Net	Net Realized		Dividends	Distributions	Total
	Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
	of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2015	$24.36	$0.22	$0.28	$0.50	($0.18)	($1.66)	($1.84)	$23.02
2014	23.10	0.17	1.80	1.97	(0.11)	(0.60)	(0.71)	24.36
2013	16.90	0.17	6.21	6.38	(0.18)	–	(0.18)	23.10
2012	15.03	0.11	1.81	1.92	(0.05)	–	(0.05)	16.90
2011	13.77	0.07	1.26	1.33	(0.07)	–	(0.07)	15.03
Institutional shares
2015	25.37	0.29	0.31	0.60	(0.26)	(1.66)	(1.92)	24.05
2014	24.02	0.26	1.87	2.13	(0.18)	(0.60)	(0.78)	25.37
2013	17.58	0.26	6.44	6.70	(0.26)	–	(0.26)	24.02
2012	15.63	0.19	1.88	2.07	(0.12)	–	(0.12)	17.58
2011	14.31	0.15	1.32	1.47	(0.15)	–	(0.15)	15.63
R-1 shares
2015	24.99	0.09	0.31	0.40	(0.06)	(1.66)	(1.72)	23.67
2014	23.71	0.05	1.84	1.89	(0.01)	(0.60)	(0.61)	24.99
2013	17.35	0.09	6.38	6.47	(0.11)	–	(0.11)	23.71
2012	15.43	0.05	1.87	1.92	–	–	–	17.35
2011	14.15	0.02	1.29	1.31	(0.03)	–	(0.03)	15.43
R-2 shares
2015	25.51	0.13	0.29	0.42	(0.08)	(1.66)	(1.74)	24.19
2014	24.17	0.09	1.89	1.98	(0.04)	(0.60)	(0.64)	25.51
2013	17.67	0.12	6.50	6.62	(0.12)	–	(0.12)	24.17
2012	15.70	0.07	1.90	1.97	–	–	–	17.67
2011	14.39	0.04	1.31	1.35	(0.04)	–	(0.04)	15.70
R-3 shares
2015	25.68	0.17	0.31	0.48	(0.14)	(1.66)	(1.80)	24.36
2014	24.34	0.13	1.90	2.03	(0.09)	(0.60)	(0.69)	25.68
2013	17.82	0.15	6.55	6.70	(0.18)	–	(0.18)	24.34
2012	15.83	0.10	1.92	2.02	(0.03)	–	(0.03)	17.82
2011	14.50	0.07	1.33	1.40	(0.07)	–	(0.07)	15.83
R-4 shares
2015	25.89	0.22	0.30	0.52	(0.18)	(1.66)	(1.84)	24.57
2014	24.51	0.18	1.92	2.10	(0.12)	(0.60)	(0.72)	25.89
2013	17.93	0.19	6.59	6.78	(0.20)	–	(0.20)	24.51
2012	15.94	0.13	1.93	2.06	(0.07)	–	(0.07)	17.93
2011	14.61	0.10	1.33	1.43	(0.10)	–	(0.10)	15.94
R-5 shares
2015	25.99	0.25	0.31	0.56	(0.20)	(1.66)	(1.86)	24.69
2014	24.61	0.21	1.92	2.13	(0.15)	(0.60)	(0.75)	25.99
2013	18.00	0.22	6.61	6.83	(0.22)	–	(0.22)	24.61
2012	16.00	0.16	1.92	2.08	(0.08)	–	(0.08)	18.00
2011	14.65	0.12	1.35	1.47	(0.12)	–	(0.12)	16.00

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL FUNDS, INC.

					Ratio of Net
			Ratio of Expenses	Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net	Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets	Net Assets(b)	Assets	Turnover Rate

2.28%	(c)	$139,090	0.49%	0.54%	0.92%	19.9%
8.66	(c)	145,647	0.56	0.60	0.71	19.0
38.11	(c)	140,138	0.61	0.81	0.88	14.6
12.81	(c)	98,085	0.68	0.87	0.65	16.0
9.67	(c)	89,701	0.67	0.81	0.49	19.1

2.61		573,165	0.20	0.20	1.20	19.9
9.05		471,425	0.20	0.20	1.06	19.0
38.62		384,824	0.21	0.21	1.24	14.6
13.36		203,079	0.20	0.25	1.12	16.0
10.25		143,892	0.20	0.28	0.94	19.1

1.75		11,924	1.04	–	0.37	19.9
8.10		14,480	1.04	–	0.23	19.0
37.53		14,560	1.04	–	0.43	14.6
12.44		9,183	1.04	–	0.28	16.0
9.26		8,033	1.04	–	0.11	19.1

1.84		15,006	0.91	–	0.51	19.9
8.31		19,359	0.91	–	0.36	19.0
37.71		19,526	0.91	–	0.57	14.6
12.55		14,892	0.91	–	0.42	16.0
9.39		15,045	0.91	–	0.26	19.1

2.05		127,893	0.73	–	0.68	19.9
8.46		135,744	0.73	–	0.53	19.0
37.91		106,891	0.73	–	0.73	14.6
12.78		58,655	0.73	–	0.59	16.0
9.66		46,472	0.73	–	0.43	19.1

2.22		84,632	0.54	–	0.87	19.9
8.71		87,241	0.54	–	0.73	19.0
38.20		84,904	0.54	–	0.92	14.6
12.99		47,925	0.54	–	0.78	16.0
9.79		45,058	0.54	–	0.61	19.1

2.38		178,942	0.42	–	0.99	19.9
8.79		191,185	0.42	–	0.85	19.0
38.36		197,548	0.42	–	1.04	14.6
13.09		108,147	0.42	–	0.92	16.0
10.02		101,159	0.42	–	0.73	19.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE FUND II
Class J shares
2015		$13.85	$0.02	$0.12	$0.14	$–	($1.50)	($1.50)	$12.49
2014		13.56	(0.04)	1.21	1.17	–	(0.88)	(0.88)	13.85
2013		10.02	0.03	3.58	3.61	(0.07)	–	(0.07)	13.56
2012		8.93	0.01	1.08	1.09	–	–	–	10.02
2011		8.57	(0.02)	0.38	0.36	–	–	–	8.93
Institutional shares
2015		14.10	0.08	0.13	0.21	(0.05)	(1.50)	(1.55)	12.76
2014		13.79	0.03	1.22	1.25	(0.06)	(0.88)	(0.94)	14.10
2013		10.19	0.11	3.62	3.73	(0.13)	–	(0.13)	13.79
2012		9.06	0.08	1.09	1.17	(0.04)	–	(0.04)	10.19
2011		8.67	0.04	0.39	0.43	(0.04)	–	(0.04)	9.06
R-1 shares
2015		13.30	(0.04)	0.12	0.08	–	(1.50)	(1.50)	11.88
2014		13.10	(0.08)	1.16	1.08	–	(0.88)	(0.88)	13.30
2013		9.69	0.01	3.45	3.46	(0.05)	–	(0.05)	13.10
2012		8.65	–	1.04	1.04	–	–	–	9.69
2011		8.33	(0.04)	0.37	0.33	(0.01)	–	(0.01)	8.65
R-2 shares
2015		13.40	(0.01)	0.11	0.10	–	(1.50)	(1.50)	12.00
2014		13.18	(0.06)	1.16	1.10	–	(0.88)	(0.88)	13.40
2013		9.74	0.03	3.47	3.50	(0.06)	–	(0.06)	13.18
2012		8.69	0.01	1.04	1.05	–	–	–	9.74
2011		8.36	(0.03)	0.38	0.35	(0.02)	–	(0.02)	8.69
R-3 shares
2015		13.72	–	0.13	0.13	–	(1.50)	(1.50)	12.35
2014		13.46	(0.04)	1.18	1.14	–	(0.88)	(0.88)	13.72
2013		9.93	0.04	3.55	3.59	(0.06)	–	(0.06)	13.46
2012		8.84	0.02	1.07	1.09	–	–	–	9.93
2011		8.48	(0.01)	0.37	0.36	–	–	–	8.84
R-4 shares
2015		13.83	0.03	0.12	0.15	–	(1.50)	(1.50)	12.48
2014		13.54	(0.02)	1.21	1.19	(0.02)	(0.88)	(0.90)	13.83
2013		10.00	0.07	3.56	3.63	(0.09)	–	(0.09)	13.54
2012		8.90	0.04	1.08	1.12	(0.02)	–	(0.02)	10.00
2011		8.54	–	0.39	0.39	(0.03)	–	(0.03)	8.90
R-5 shares
2015		13.93	0.04	0.13	0.17	(0.01)	(1.50)	(1.51)	12.59
2014		13.64	–	1.20	1.20	(0.03)	(0.88)	(0.91)	13.93
2013		10.08	0.08	3.59	3.67	(0.11)	–	(0.11)	13.64
2012		8.96	0.06	1.08	1.14	(0.02)	–	(0.02)	10.08
2011		8.59	0.02	0.38	0.40	(0.03)	–	(0.03)	8.96
R-6 shares
2015	(f)	14.36	0.07	(0.13)	(0.06)	(0.05)	(1.50)	(1.55)	12.75

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.

						Ratio of Net
			Ratio of Expenses		Ratio of Gross	Investment Income
		Net Assets, End of	to Average Net		Expenses to Average	to Average Net	Portfolio
Total Return		Period (in thousands)	Assets		Net Assets(b)	Assets	Turnover Rate

1.16%	(c)	$18,937	1.45%		1.50%	0.12%	47.8%
8.97	(c)	19,885	1.48		1.54	(0.27)	42.1
36.19	(c)	18,556	1.63		1.85	0.23	60.5
12.21	(c)	11,655	1.70		1.92	0.11	53.5
4.20	(c)	10,466	1.64		1.81	(0.21)	54.4

1.64		1,251,443	0.98		1.00	0.60	47.8
9.47		1,489,023	0.97		0.99	0.25	42.1
37.05		1,475,200	0.98		1.00	0.93	60.5
13.00		1,046,022	0.99		1.01	0.83	53.5
4.93		957,766	0.98		1.00	0.45	54.4

0.70		1,761	1.85	(d)	–	(0.29)	47.8
8.57		1,870	1.84	(d)	–	(0.62)	42.1
35.82		2,106	1.85	(d)	–	0.07	60.5
12.02		1,901	1.86	(d)	–	(0.05)	53.5
3.95		2,059	1.86	(d)	–	(0.43)	54.4

0.95	(e)	3,666	1.72	(d)	–	(0.12)	47.8
8.68		4,588	1.71	(d)	–	(0.48)	42.1
36.09		6,141	1.72	(d)	–	0.24	60.5
12.08		5,677	1.73	(d)	–	0.08	53.5
4.12		5,607	1.73	(d)	–	(0.31)	54.4

1.08		11,887	1.54	(d)	–	0.01	47.8
8.84		11,532	1.53	(d)	–	(0.31)	42.1
36.35		11,825	1.54	(d)	–	0.37	60.5
12.33		8,601	1.55	(d)	–	0.26	53.5
4.29		11,461	1.55	(d)	–	(0.11)	54.4

1.24		12,024	1.35	(d)	–	0.23	47.8
9.13		13,254	1.34	(d)	–	(0.13)	42.1
36.58		11,430	1.35	(d)	–	0.58	60.5
12.56		9,258	1.36	(d)	–	0.44	53.5
4.53		11,939	1.36	(d)	–	0.05	54.4

1.41		22,508	1.23	(d)	–	0.34	47.8
9.16		22,406	1.22	(d)	–	(0.01)	42.1
36.78		21,954	1.23	(d)	–	0.72	60.5
12.69		19,962	1.24	(d)	–	0.60	53.5
4.63		12,994	1.24	(d)	–	0.20	54.4

(0.27	) (g)	10	1.01 (d)	,(h)	–	0.55 (h)	47.8	(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Total return is calculated without the contingent deferred sales charge.
(d)	Reflects Manager's contractual expense limit.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Period from November 25, 2014, date operations commenced, through October 31, 2015.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period

TAX-EXEMPT BOND FUND

Institutional shares

2015	(b)	$7.31	$0.14	$0.01	$0.15	($0.12)	($0.12)	$7.34

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.

Ratio of Net
		Ratio of Expenses	Ratio of Expenses to Average Net	Investment Income
	Net Assets, End of	to Average Net	Assets (Excluding Interest Expense	to Average Net	Portfolio
Total Return	Period (in thousands)	Assets	Fees)	Assets	Turnover Rate

2.07%(c)	$345	0.62%(d),(e)	0.60%(f),(d)	4.15%(d)	21.0%(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from May 18, 2015, date operations commenced, through October 31, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of California Municipal Fund, Core Plus Bond Fund (formerly Bond & Mortgage Securities Fund), Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund (formerly SmallCap Blend Fund), SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (63 of the portfolios constituting Principal Funds, Inc., collectively, the “Funds”), as of October 31, 2015, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian, transfer agent of the affiliated funds, agent banks and brokers, or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within Principal Funds, Inc., at October 31, 2015, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
December 17, 2015

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
October 31, 2015 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. R-1, R-2, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
Expenses Paid
		Ending	During Period			Ending	Expenses Paid
	Beginning	Account Value	May 1, 2015 to		Beginning	Account Value	During Period	Annualized
	Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2015 to	Expense
	May 1, 2015	2015	2015	(a)	May 1, 2015	2015	October 31, 2015(a)	Ratio
California Municipal Fund
Institutional	$1,000.00	$1,019.18	$3.05		$1,000.00	$1,022.18	$3.06	0.60%

California Municipal Fund
(Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,019.20	$2.90		$1,000.00	$1,022.30	$2.91	0.57%

Core Plus Bond Fund
Class J	1,000.00	990.54	4.42		1,000.00	1,020.77	4.48	0.88
Institutional	1,000.00	991.43	2.56		1,000.00	1,022.63	2.60	0.51
R-1	1,000.00	987.07	6.91		1,000.00	1,018.25	7.02	1.38
R-2	1,000.00	987.64	6.26		1,000.00	1,018.90	6.36	1.25
R-3	1,000.00	988.57	5.36		1,000.00	1,019.81	5.45	1.07
R-4	1,000.00	989.67	4.41		1,000.00	1,020.77	4.48	0.88
R-5	1,000.00	990.13	3.81		1,000.00	1,021.37	3.87	0.76

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2015 (unaudited)

		Actual				Hypothetical
Expenses Paid
		Ending	During Period			Ending	Expenses Paid
	Beginning	Account Value	May 1, 2015 to		Beginning	Account Value	During Period	Annualized
	Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2015 to	Expense
	May 1, 2015	2015	2015	(a)	May 1, 2015	2015	October 31, 2015(a)	Ratio
Diversified International Fund
Class J	$1,000.00	$934.59	$6.05		$1,000.00	$1,018.95	$6.31	1.24%
Institutional	1,000.00	936.64	4.20		1,000.00	1,020.87	4.38	0.86
R-1	1,000.00	931.82	8.42		1,000.00	1,016.48	8.79	1.73
R-2	1,000.00	932.30	7.79		1,000.00	1,017.14	8.13	1.60
R-3	1,000.00	932.58	6.92		1,000.00	1,018.05	7.22	1.42
R-4	1,000.00	934.29	6.00		1,000.00	1,019.00	6.26	1.23
R-5	1,000.00	934.94	5.41		1,000.00	1,019.61	5.65	1.11

Equity Income Fund
Institutional	1,000.00	970.71	2.58		1,000.00	1,022.58	2.65	0.52
R -1	1,000.00	966.79	6.89		1,000.00	1,018.20	7.07	1.39
R -2	1,000.00	966.92	6.25		1,000.00	1,018.85	6.41	1.26
R -3	1,000.00	968.42	5.36		1,000.00	1,019.76	5.50	1.08
R -4	1,000.00	969.12	4.42		1,000.00	1,020.72	4.53	0.89
R -5	1,000.00	969.76	3.82		1,000.00	1,021.32	3.92	0.77

Global Diversified Income Fund
Institutional	1,000.00	971.22	3.88		1,000.00	1,021.27	3.97	0.78

Global Real Estate Securities Fund
Institutional	1,000.00	996.20	4.58		1,000.00	1,020.62	4.63	0.91
R-6	1,000.00	996.02	4.73		1,000.00	1,020.47	4.79	0.94

Government & High Quality Bond Fund
Class J	1,000.00	1,001.24	4.04		1,000.00	1,021.17	4.08	0.80
Institutional	1,000.00	1,002.60	2.68		1,000.00	1,022.53	2.70	0.53
R -1	1,000.00	998.78	6.50		1,000.00	1,018.70	6.56	1.29
R -2	1,000.00	998.53	5.84		1,000.00	1,019.36	5.90	1.16
R -3	1,000.00	999.44	4.94		1,000.00	1,020.27	4.99	0.98
R -4	1,000.00	1,001.30	3.99		1,000.00	1,021.22	4.02	0.79
R -5	1,000.00	1,001.00	3.38		1,000.00	1,021.83	3.41	0.67

High Yield Fund
Institutional	1,000.00	975.03	3.09		1,000.00	1,022.08	3.16	0.62

High Yield Fund I
Institutional	1,000.00	963.28	3.32		1,000.00	1,021.83	3.41	0.67

Income Fund
Class J	1,000.00	986.08	4.10		1,000.00	1,021.07	4.18	0.82
Institutional	1,000.00	987.73	2.51		1,000.00	1,022.68	2.55	0.50
R-1	1,000.00	983.39	6.80		1,000.00	1,018.35	6.92	1.36
R-2	1,000.00	984.06	6.15		1,000.00	1,019.00	6.26	1.23
R-3	1,000.00	984.94	5.25		1,000.00	1,019.91	5.35	1.05
R-4	1,000.00	985.90	4.30		1,000.00	1,020.87	4.38	0.86
R-5	1,000.00	986.47	3.71		1,000.00	1,021.48	3.77	0.74
R-6	1,000.00	988.45	2.76		1,000.00	1,022.43	2.80	0.55

Inflation Protection Fund
Class J	1,000.00	962.04	5.59		1,000.00	1,019.51	5.75	1.13
Institutional	1,000.00	966.44	1.93		1,000.00	1,023.24	1.99	0.39
R-1	1,000.00	961.54	6.28		1,000.00	1,018.80	6.46	1.27
R-2	1,000.00	962.92	5.64		1,000.00	1,019.46	5.80	1.14
R-3	1,000.00	963.23	4.75		1,000.00	1,020.37	4.89	0.96
R-4	1,000.00	964.66	3.81		1,000.00	1,021.32	3.92	0.77
R-5	1,000.00	964.91	3.22		1,000.00	1,021.93	3.31	0.65

International Emerging Markets Fund
Class J	1,000.00	835.09	7.12		1,000.00	1,017.44	7.83	1.54
Institutional	1,000.00	836.55	5.37		1,000.00	1,019.36	5.90	1.16
R-1	1,000.00	833.20	9.29		1,000.00	1,015.07	10.21	2.01
R-2	1,000.00	833.66	8.69		1,000.00	1,015.73	9.55	1.88
R-3	1,000.00	834.32	7.86		1,000.00	1,016.64	8.64	1.70
R-4	1,000.00	835.37	6.99		1,000.00	1,017.59	7.68	1.51
R-5	1,000.00	835.69	6.43		1,000.00	1,018.20	7.07	1.39

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2015 (unaudited)

		Actual				Hypothetical
Expenses Paid
		Ending	During Period			Ending	Expenses Paid
	Beginning	Account Value	May 1, 2015 to		Beginning	Account Value	During Period	Annualized
	Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2015 to	Expense
	May 1, 2015	2015	2015	(a)	May 1, 2015	2015	October 31, 2015(a)	Ratio
International Fund I
Institutional	$1,000.00	$929.26	$4.57		$1,000.00	$1,020.47	$4.79	0.94%
R -1 R -2 R -3 R -4 R -5	1,000.00	924.88	8.68		1,000.00	1,016.18	9.10	1.79
	1,000.00	926.46	8.06		1,000.00	1,016.84	8.44	1.66
	1,000.00	927.05	7.19		1,000.00	1,017.74	7.53	1.48
	1,000.00	928.42	6.27		1,000.00	1,018.70	6.56	1.29
	1,000.00	928.42	5.69		1,000.00	1,019.31	5.96	1.17

LargeCap Growth Fund
Class J	1,000.00	1,019.67	5.29		1,000.00	1,019.96	5.30	1.04
Institutional	1,000.00	1,021.54	3.31		1,000.00	1,021.93	3.31	0.65
R -1 R -2 R -3 R -4 R -5	1,000.00	1,016.43	7.62		1,000.00	1,017.64	7.63	1.50
	1,000.00	1,018.10	6.97		1,000.00	1,018.30	6.97	1.37
	1,000.00	1,018.42	6.05		1,000.00	1,019.21	6.06	1.19
	1,000.00	1,019.40	5.09		1,000.00	1,020.16	5.09	1.00
	1,000.00	1,020.50	4.48		1,000.00	1,020.77	4.48	0.88

LargeCap Growth Fund I
Class J	1,000.00	1,033.57	5.02		1,000.00	1,020.27	4.99	0.98
Institutional	1,000.00	1,036.10	3.18		1,000.00	1,022.08	3.16	0.62
R -1 R -2 R -3 R -4 R -5 R -6	1,000.00	1,032.07	7.53		1,000.00	1,017.80	7.48	1.47
	1,000.00	1,031.90	6.86		1,000.00	1,018.45	6.82	1.34
	1,000.00	1,033.41	5.95		1,000.00	1,019.36	5.90	1.16
	1,000.00	1,033.93	4.97		1,000.00	1,020.32	4.94	0.97
	1,000.00	1,035.46	4.36		1,000.00	1,020.92	4.33	0.85
	1,000.00	1,036.10	3.34		1,000.00	1,021.93	3.31	0.65

LargeCap Growth Fund II
Class J	1,000.00	1,021.16	6.57		1,000.00	1,018.70	6.56	1.29
Institutional	1,000.00	1,023.73	4.39		1,000.00	1,020.87	4.38	0.86
R -1 R -2 R -3 R -4 R -5	1,000.00	1,019.42	8.81		1,000.00	1,016.48	8.79	1.73
	1,000.00	1,019.01	8.14		1,000.00	1,017.14	8.13	1.60
	1,000.00	1,020.88	7.23		1,000.00	1,018.05	7.22	1.42
	1,000.00	1,021.33	6.27		1,000.00	1,019.00	6.26	1.23
	1,000.00	1,022.22	5.66		1,000.00	1,019.61	5.65	1.11

LargeCap S&P 500 Index Fund
Class J	1,000.00	1,005.49	2.07		1,000.00	1,023.14	2.09	0.41
Institutional	1,000.00	1,006.80	0.81		1,000.00	1,024.40	0.82	0.16
R -1	1,000.00	1,002.73	5.25		1,000.00	1,019.96	5.30	1.04
R -2	1,000.00	1,003.39	4.60		1,000.00	1,020.62	4.63	0.91
R -3	1,000.00	1,004.08	3.69		1,000.00	1,021.53	3.72	0.73
R -4	1,000.00	1,004.74	2.73		1,000.00	1,022.48	2.75	0.54
R -5	1,000.00	1,005.38	2.12		1,000.00	1,023.09	2.14	0.42

LargeCap Value Fund
Class J	1,000.00	999.20	3.98		1,000.00	1,021.22	4.02	0.79
Institutional	1,000.00	1,001.57	2.17		1,000.00	1,023.04	2.19	0.43
R -1	1,000.00	996.84	6.54		1,000.00	1,018.65	6.61	1.30
R -2	1,000.00	997.63	5.89		1,000.00	1,019.31	5.96	1.17
R -3	1,000.00	998.42	4.99		1,000.00	1,020.21	5.04	0.99
R -4	1,000.00	999.21	4.03		1,000.00	1,021.17	4.08	0.80
R -5	1,000.00	1,000.00	3.43		1,000.00	1,021.78	3.47	0.68

LargeCap Value Fund III
Class J	1,000.00	985.45	5.65		1,000.00	1,019.51	5.75	1.13
Institutional	1,000.00	987.49	3.86		1,000.00	1,021.32	3.92	0.77
R -1	1,000.00	983.07	8.25		1,000.00	1,016.89	8.39	1.65
R -2	1,000.00	984.30	7.60		1,000.00	1,017.54	7.73	1.52
R -3	1,000.00	984.89	6.70		1,000.00	1,018.45	6.82	1.34
R -4	1,000.00	985.61	5.76		1,000.00	1,019.41	5.85	1.15
R -5	1,000.00	986.32	5.16		1,000.00	1,020.01	5.24	1.03

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2015 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2015 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2015 to	Expense
		May 1, 2015	2015	2015	(a)	May 1, 2015	2015	October 31, 2015(a)	Ratio
	MidCap Fund
	Class J	$1,000.00	$975.91	$4.28		$1,000.00	$1,020.87	$4.38	0.86%
	Institutional	1,000.00	977.10	3.39		1,000.00	1,021.78	3.47	0.68
R	-1	1,000.00	972.81	7.31		1,000.00	1,017.80	7.48	1.47
R	-2	1,000.00	973.53	6.67		1,000.00	1,018.45	6.82	1.34
R	-3	1,000.00	974.20	5.77		1,000.00	1,019.36	5.90	1.16
R	-4	1,000.00	975.35	4.83		1,000.00	1,020.32	4.94	0.97
R	-5	1,000.00	976.01	4.23		1,000.00	1,020.92	4.33	0.85

	MidCap Growth Fund
	Class J	1,000.00	1,000.00	6.25		1,000.00	1,018.95	6.31	1.24
	Institutional	1,000.00	1,002.77	3.79		1,000.00	1,021.42	3.82	0.75
R	-1	1,000.00	998.37	7.86		1,000.00	1,017.34	7.93	1.56
R	-2	1,000.00	1,000.00	7.21		1,000.00	1,018.00	7.27	1.43
R	-3	1,000.00	1,000.00	6.30		1,000.00	1,018.90	6.36	1.25
R	-4	1,000.00	1,001.38	5.35		1,000.00	1,019.86	5.40	1.06
R	-5	1,000.00	1,001.34	4.74		1,000.00	1,020.47	4.79	0.94

	MidCap Growth Fund III
	Class J	1,000.00	963.12	6.83		1,000.00	1,018.25	7.02	1.38
	Institutional	1,000.00	964.81	4.70		1,000.00	1,020.42	4.84	0.95
R	-1	1,000.00	961.70	9.05		1,000.00	1,015.98	9.30	1.83
R	-2	1,000.00	961.93	8.41		1,000.00	1,016.64	8.64	1.70
R	-3	1,000.00	962.43	7.52		1,000.00	1,017.54	7.73	1.52
R	-4	1,000.00	964.08	6.58		1,000.00	1,018.50	6.77	1.33
R	-5	1,000.00	964.35	5.99		1,000.00	1,019.11	6.16	1.21

	MidCap S&P 400 Index Fund
	Class J	1,000.00	968.46	2.48		1,000.00	1,022.68	2.55	0.50
	Institutional	1,000.00	970.15	0.99		1,000.00	1,024.20	1.02	0.20
R	-1	1,000.00	965.36	5.15		1,000.00	1,019.96	5.30	1.04
R	-2	1,000.00	966.24	4.51		1,000.00	1,020.62	4.63	0.91
R	-3	1,000.00	967.12	3.62		1,000.00	1,021.53	3.72	0.73
R	-4	1,000.00	968.17	2.68		1,000.00	1,022.48	2.75	0.54
R	-5	1,000.00	968.89	2.08		1,000.00	1,023.09	2.14	0.42

	MidCap Value Fund I
	Class J	1,000.00	945.71	6.38		1,000.00	1,018.65	6.61	1.30
	Institutional	1,000.00	947.51	4.61		1,000.00	1,020.47	4.79	0.94
R	-1	1,000.00	943.64	8.82		1,000.00	1,016.13	9.15	1.80
R	-2	1,000.00	943.99	8.18		1,000.00	1,016.79	8.49	1.67
R	-3	1,000.00	944.78	7.30		1,000.00	1,017.69	7.58	1.49
R	-4	1,000.00	945.60	6.38		1,000.00	1,018.65	6.61	1.30
R	-5	1,000.00	945.86	5.79		1,000.00	1,019.26	6.01	1.18

	MidCap Value Fund III
	Class J	1,000.00	968.90	4.76		1,000.00	1,020.37	4.89	0.96
	Institutional	1,000.00	970.62	3.28		1,000.00	1,021.88	3.36	0.66
R	-1	1,000.00	966.95	7.49		1,000.00	1,017.59	7.68	1.51
R	-2	1,000.00	967.18	6.84		1,000.00	1,018.25	7.02	1.38
R	-3	1,000.00	968.02	5.95		1,000.00	1,019.16	6.11	1.20
R	-4	1,000.00	969.32	5.01		1,000.00	1,020.11	5.14	1.01
R	-5	1,000.00	969.60	4.42		1,000.00	1,020.72	4.53	0.89
R	-6	1,000.00	970.62	3.43		1,000.00	1,021.73	3.52	0.69

	Money Market Fund
	Class J	1,000.00	1,000.00	1.11		1,000.00	1,024.10	1.12	0.22
	Institutional	1,000.00	1,000.00	1.06		1,000.00	1,024.15	1.07	0.21

	Overseas Fund
	Institutional	1,000.00	917.04	5.12		1,000.00	1,019.86	5.40	1.06
R	-1	1,000.00	912.96	9.40		1,000.00	1,015.38	9.91	1.95
R	-2	1,000.00	913.95	8.78		1,000.00	1,016.03	9.25	1.82
R	-3	1,000.00	914.70	7.91		1,000.00	1,016.94	8.34	1.64
R	-4	1,000.00	915.84	7.00		1,000.00	1,017.90	7.38	1.45
R	-5	1,000.00	916.74	6.43		1,000.00	1,018.50	6.77	1.33

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2015 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2015 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2015 to	Expense
		May 1, 2015	2015	2015	(a)	May 1, 2015	2015	October 31, 2015(a)	Ratio
	Principal Capital Appreciation Fund
	Institutional	$1,000.00	$1,006.35	$2.33		$1,000.00	$1,022.89	$2.35	0.46%
R	-1	1,000.00	1,002.03	6.71		1,000.00	1,018.50	6.77	1.33
R	-2	1,000.00	1,002.54	6.06		1,000.00	1,019.16	6.11	1.20
R	-3	1,000.00	1,003.56	5.15		1,000.00	1,020.06	5.19	1.02
R	-4	1,000.00	1,004.55	4.19		1,000.00	1,021.02	4.23	0.83
R	-5	1,000.00	1,005.21	3.59		1,000.00	1,021.63	3.62	0.71

	Principal LifeTime 2010 Fund
	Class J	1,000.00	975.33	1.49		1,000.00	1,023.69	1.53	0.30
	Institutional	1,000.00	976.14	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	972.38	4.57		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	973.11	3.93		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	973.76	3.03		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	974.55	2.09		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	975.31	1.49		1,000.00	1,023.69	1.53	0.30

	Principal LifeTime 2015 Fund
	Institutional	1,000.00	975.52	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	970.34	4.57		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	971.38	3.93		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	972.30	3.03		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	973.37	2.09		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	973.42	1.49		1,000.00	1,023.69	1.53	0.30

	Principal LifeTime 2020 Fund
	Class J	1,000.00	973.08	1.44		1,000.00	1,023.74	1.48	0.29
	Institutional	1,000.00	974.59	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	970.28	4.57		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	970.91	3.92		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	970.91	3.03		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	972.34	2.09		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	972.41	1.49		1,000.00	1,023.69	1.53	0.30

	Principal LifeTime 2025 Fund
	Institutional	1,000.00	972.15	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	968.09	4.56		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	969.03	3.92		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	969.94	3.03		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	971.03	2.09		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	971.13	1.49		1,000.00	1,023.69	1.53	0.30

	Principal LifeTime 2030 Fund
	Class J	1,000.00	971.60	1.54		1,000.00	1,023.64	1.58	0.31
	Institutional	1,000.00	973.03	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	968.09	4.56		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	968.81	3.92		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	970.21	3.03		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	971.03	2.09		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	971.64	1.49		1,000.00	1,023.69	1.53	0.30

	Principal LifeTime 2035 Fund
	Institutional	1,000.00	974.62	0.25		1,000.00	1,024.95	0.26	0.05
R	-1	1,000.00	969.93	4.57		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	970.74	3.92		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	971.72	3.03		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	972.72	2.09		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	972.81	1.49		1,000.00	1,023.69	1.53	0.30

	Principal LifeTime 2040 Fund
	Class J	1,000.00	971.73	1.69		1,000.00	1,023.49	1.73	0.34
	Institutional	1,000.00	973.24	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	969.04	4.57		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	969.70	3.92		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	970.96	3.03		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	971.65	2.09		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	972.46	1.49		1,000.00	1,023.69	1.53	0.30

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2015 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2015 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2015 to	Expense
		May 1, 2015	2015	2015	(a)	May 1, 2015	2015	October 31, 2015(a)	Ratio
	Principal LifeTime 2045 Fund
	Institutional	$1,000.00	$973.51	$0.25		$1,000.00	$1,024.95	$0.26	0.05%
R	-1	1,000.00	969.44	4.57		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	969.44	3.92		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	971.31	3.03		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	972.32	2.09		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	972.36	1.49		1,000.00	1,023.69	1.53	0.30

	Principal LifeTime 2050 Fund
	Class J	1,000.00	970.41	2.28		1,000.00	1,022.89	2.35	0.46
	Institutional	1,000.00	972.45	0.20		1,000.00	1,025.00	0.20	0.04
R	-1	1,000.00	968.11	4.56		1,000.00	1,020.57	4.69	0.92
R	-2	1,000.00	969.43	3.92		1,000.00	1,021.22	4.02	0.79
R	-3	1,000.00	970.15	3.03		1,000.00	1,022.13	3.11	0.61
R	-4	1,000.00	970.95	2.09		1,000.00	1,023.09	2.14	0.42
R	-5	1,000.00	971.66	1.49		1,000.00	1,023.69	1.53	0.30

	Principal LifeTime 2055 Fund
	Institutional	1,000.00	973.32	0.35		1,000.00	1,024.85	0.36	0.07
R	-1	1,000.00	969.24	4.62		1,000.00	1,020.52	4.74	0.93
R	-2	1,000.00	970.15	3.97		1,000.00	1,021.17	4.08	0.80
R	-3	1,000.00	970.32	3.08		1,000.00	1,022.08	3.16	0.62
R	-4	1,000.00	971.31	2.14		1,000.00	1,023.04	2.19	0.43
R	-5	1,000.00	972.20	1.54		1,000.00	1,023.64	1.58	0.31

	Principal LifeTime 2060 Fund
	Class J	1,000.00	970.54	2.04		1,000.00	1,023.14	2.09	0.41
	Institutional	1,000.00	972.24	0.45		1,000.00	1,024.75	0.46	0.09
R	-1	1,000.00	968.60	4.66		1,000.00	1,020.47	4.79	0.94
R	-2	1,000.00	968.67	3.97		1,000.00	1,021.17	4.08	0.80
R	-3	1,000.00	969.67	3.08		1,000.00	1,022.08	3.16	0.62
R	-4	1,000.00	970.47	2.14		1,000.00	1,023.04	2.19	0.43
R	-5	1,000.00	971.31	1.54		1,000.00	1,023.64	1.58	0.31

	Principal LifeTime Hybrid 2015 Fund
	Institutional	1,000.00	978.17	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,036.80	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Hybrid 2020 Fund
	Institutional	1,000.00	977.36	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,046.41	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Hybrid 2025 Fund
	Institutional	1,000.00	976.49	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,053.91	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Hybrid 2030 Fund
	Institutional	1,000.00	974.63	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,059.38	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Hybrid 2035 Fund
	Institutional	1,000.00	974.71	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,064.82	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Hybrid 2040 Fund
	Institutional	1,000.00	974.76	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,069.22	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Hybrid 2045 Fund
	Institutional	1,000.00	973.79	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,073.88	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Hybrid 2050 Fund
	Institutional	1,000.00	973.86	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,077.09	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Hybrid 2055 Fund
	Institutional	1,000.00	973.86	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,078.24	0.06	(b)	1,000.00	1,025.05	0.15	0.03

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2015 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2015 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2015 to	Expense
		May 1, 2015	2015	2015	(a)	May 1, 2015	2015	October 31, 2015(a)	Ratio
	Principal LifeTime Hybrid 2060 Fund
	Institutional	$1,000.00	$973.86	$0.30		$1,000.00	$1,024.90	$0.31	0.06%
R	-6	1,000.00	1,078.24	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Hybrid Income Fund
	Institutional	1,000.00	983.97	0.30		1,000.00	1,024.90	0.31	0.06
R	-6	1,000.00	1,016.56	0.06	(b)	1,000.00	1,025.05	0.15	0.03

	Principal LifeTime Strategic Income Fund
	Class J	1,000.00	979.52	1.80		1,000.00	1,023.39	1.84	0.36
	Institutional	1,000.00	980.46	0.30		1,000.00	1,024.90	0.31	0.06
R	-1	1,000.00	976.35	4.63		1,000.00	1,020.52	4.74	0.93
R	-2	1,000.00	976.37	3.99		1,000.00	1,021.17	4.08	0.80
R	-3	1,000.00	977.81	3.09		1,000.00	1,022.08	3.16	0.62
R	-4	1,000.00	979.49	2.15		1,000.00	1,023.04	2.19	0.43
R	-5	1,000.00	979.61	1.55		1,000.00	1,023.64	1.58	0.31

	Real Estate Securities Fund
	Class J	1,000.00	1,035.53	6.00		1,000.00	1,019.31	5.96	1.17
	Institutional	1,000.00	1,037.12	4.67		1,000.00	1,020.62	4.63	0.91
R	-1	1,000.00	1,032.50	8.71		1,000.00	1,016.64	8.64	1.70
R	-2	1,000.00	1,033.19	8.05		1,000.00	1,017.29	7.98	1.57
R	-3	1,000.00	1,034.38	7.13		1,000.00	1,018.20	7.07	1.39
R	-4	1,000.00	1,035.34	6.16		1,000.00	1,019.16	6.11	1.20
R	-5	1,000.00	1,035.87	5.54		1,000.00	1,019.76	5.50	1.08

	SAM Balanced Portfolio
	Class J	1,000.00	981.27	2.75		1,000.00	1,022.43	2.80	0.55
	Institutional	1,000.00	982.20	1.55		1,000.00	1,023.64	1.58	0.31
R	-1	1,000.00	978.14	5.93		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	978.51	5.29		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	979.36	4.39		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	980.19	3.44		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	981.52	2.85		1,000.00	1,022.33	2.91	0.57

	SAM Conservative Balanced
	Portfolio
	Class J	1,000.00	983.62	2.80		1,000.00	1,022.38	2.85	0.56
	Institutional	1,000.00	984.95	1.60		1,000.00	1,023.59	1.63	0.32
R	-1	1,000.00	980.52	5.94		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	981.27	5.29		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	982.12	4.40		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	983.02	3.45		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	982.82	2.85		1,000.00	1,022.33	2.91	0.57

	SAM Conservative Growth Portfolio
	Class J	1,000.00	976.77	2.84		1,000.00	1,022.33	2.91	0.57
	Institutional	1,000.00	978.11	1.55		1,000.00	1,023.64	1.58	0.31
R	-1	1,000.00	973.93	5.92		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	974.49	5.28		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	975.10	4.38		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	975.84	3.44		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	976.87	2.84		1,000.00	1,022.33	2.91	0.57

	SAM Flexible Income Portfolio
	Class J	1,000.00	982.52	2.85		1,000.00	1,022.33	2.91	0.57
	Institutional	1,000.00	983.77	1.60		1,000.00	1,023.59	1.63	0.32
R	-1	1,000.00	979.47	5.94		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	980.06	5.29		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	980.98	4.39		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	981.92	3.45		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	982.53	2.85		1,000.00	1,022.33	2.91	0.57

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
October 31, 2015 (unaudited)

			Actual				Hypothetical
Expenses Paid
			Ending	During Period			Ending	Expenses Paid
		Beginning	Account Value	May 1, 2015 to		Beginning	Account Value	During Period	Annualized
		Account Value	October 31,	October 31,		Account Value	October 31,	May 1, 2015 to	Expense
		May 1, 2015	2015	2015	(a)	May 1, 2015	2015	October 31, 2015(a)	Ratio
	SAM Strategic Growth Portfolio
	Class J	$1,000.00	$976.16	$2.94		$1,000.00	$1,022.23	$3.01	0.59%
	Institutional	1,000.00	977.33	1.59		1,000.00	1,023.59	1.63	0.32
R	-1	1,000.00	973.12	5.92		1,000.00	1,019.21	6.06	1.19
R	-2	1,000.00	974.13	5.27		1,000.00	1,019.86	5.40	1.06
R	-3	1,000.00	975.13	4.38		1,000.00	1,020.77	4.48	0.88
R	-4	1,000.00	975.28	3.44		1,000.00	1,021.73	3.52	0.69
R	-5	1,000.00	976.67	2.84		1,000.00	1,022.33	2.91	0.57

	Short-Term Income Fund
	Class J	1,000.00	1,000.90	3.53		1,000.00	1,021.68	3.57	0.70
	Institutional	1,000.00	1,002.21	2.22		1,000.00	1,022.99	2.24	0.44
R	-1	1,000.00	997.85	6.55		1,000.00	1,018.65	6.61	1.30
R	-2	1,000.00	998.51	5.89		1,000.00	1,019.31	5.96	1.17
R	-3	1,000.00	1,000.24	4.99		1,000.00	1,020.21	5.04	0.99
R	-4	1,000.00	1,000.42	4.03		1,000.00	1,021.17	4.08	0.80
R	-5	1,000.00	1,000.98	3.43		1,000.00	1,021.78	3.47	0.68

	SmallCap Fund
	Class J	1,000.00	985.09	5.50		1,000.00	1,019.66	5.60	1.10
	Institutional	1,000.00	986.88	4.01		1,000.00	1,021.17	4.08	0.80
R	-1	1,000.00	982.21	8.19		1,000.00	1,016.94	8.34	1.64
R	-2	1,000.00	983.33	7.55		1,000.00	1,017.59	7.68	1.51
R	-3	1,000.00	983.79	6.65		1,000.00	1,018.50	6.77	1.33
R	-4	1,000.00	984.72	5.70		1,000.00	1,019.46	5.80	1.14
R	-5	1,000.00	985.43	5.10		1,000.00	1,020.06	5.19	1.02

	SmallCap Growth Fund I
	Class J	1,000.00	967.48	7.14		1,000.00	1,017.95	7.32	1.44
	Institutional	1,000.00	968.50	5.06		1,000.00	1,020.06	5.19	1.02
R	-1	1,000.00	964.72	9.31		1,000.00	1,015.73	9.55	1.88
R	-2	1,000.00	965.68	8.67		1,000.00	1,016.38	8.89	1.75
R	-3	1,000.00	966.24	7.78		1,000.00	1,017.29	7.98	1.57
R	-4	1,000.00	966.81	6.84		1,000.00	1,018.25	7.02	1.38
R	-5	1,000.00	967.88	6.25		1,000.00	1,018.85	6.41	1.26
R	-6	1,000.00	968.47	5.26		1,000.00	1,019.86	5.40	1.06

	SmallCap S&P 600 Index Fund
	Class J	1,000.00	984.18	2.20		1,000.00	1,022.99	2.24	0.44
	Institutional	1,000.00	985.25	1.00		1,000.00	1,024.20	1.02	0.20
R	-1	1,000.00	981.34	5.19		1,000.00	1,019.96	5.30	1.04
R	-2	1,000.00	981.74	4.55		1,000.00	1,020.62	4.63	0.91
R	-3	1,000.00	982.65	3.65		1,000.00	1,021.53	3.72	0.73
R	-4	1,000.00	983.59	2.70		1,000.00	1,022.48	2.75	0.54
R	-5	1,000.00	984.45	2.10		1,000.00	1,023.09	2.14	0.42

	SmallCap Value Fund II
	Class J	1,000.00	962.25	7.22		1,000.00	1,017.85	7.43	1.46
	Institutional	1,000.00	963.75	4.85		1,000.00	1,020.27	4.99	0.98
R	-1	1,000.00	959.61	9.14		1,000.00	1,015.88	9.40	1.85
R	-2	1,000.00	960.80	8.50		1,000.00	1,016.53	8.74	1.72
R	-3	1,000.00	961.09	7.61		1,000.00	1,017.44	7.83	1.54
R	-4	1,000.00	962.22	6.68		1,000.00	1,018.40	6.87	1.35
R	-5	1,000.00	963.27	6.09		1,000.00	1,019.00	6.26	1.23
R	-6	1,000.00	963.72	5.00		1,000.00	1,020.11	5.14	1.01

	Tax-Exempt Bond Fund
	Institutional	1,000.00	1,020.66	2.85	(c)	1,000.00	1,022.08	3.16	0.62

	Tax-Exempt Bond Fund
	(Excluding Interest Expense and Fees)
	Institutional	1,000.00	1,020.70	2.76	(c)	1,000.00	1,022.14	3.06	0.60

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (August 24, 2015 to October 31, 2015), multiplied by 68/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (May 18, 2015 to October 31, 2015), multiplied by 166/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	120	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	120	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos	120	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Elizabeth A. Nickels	Formerly, Executive Director,	120	Charlotte Russ; Follet
Director since September 2015	Herman Miller Foundation;		Corporation; Herman
1962	Formerly President, Herman		Miller, Inc.; Petsmart;
	Miller Healthcare		Spartan Nash;
Spectrum Health
Systems
Mark A. Grimmett	Executive Vice President and	120	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	120	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	120	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	120	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Managing Director, Patomak	120	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Daniel Pavelich	Retired.	120	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	120	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
President, Chief Executive Officer	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
President & Chief Executive Officer,
the Manager since 2015
Executive Vice President/ Chief
Operating Officer, the Manager
(2008-2015)
Director, Princor
President, Princor (2005-2015)
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge Asset Management,	120	None
Director since 2008	Inc. (“Edge”) (2008-2011)
Chairman	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) since 2010
Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC (2008-2015)
President/Retirement and Investor
Services, PLIC since 2015
Chairman, the Manager since 2011
President, the Manager (2008-2015)
Chairman, Princor since 2011
Chief Executive Officer, Princor
(2009-2015)
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

Tracy Bollin	Chief Financial Officer, PFA since 2010
Chief Financial Officer	Assistant Controller, PFD (2007-2010)
711 High Street, Des Moines, IA 50392	Chief Financial Officer, PFD since 2010
1970	Chief Financial Officer, the Manager since 2010
Financial Controller, the Manager (2008-2010)
Assistant Controller, Princor (2009-2010)
Chief Financial Officer, Princor since 2010
Financial Controller, Princor (2008-2009)
Assistant Controller, PSS (2007-2010)
Chief Financial Officer, PSS since 2010

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013, 2014 - present)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President and Controller
711 High Street, Des Moines, IA 50392
1958

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
711 High Street, Des Moines, IA 50392	Management, Inc. (“TAM”) (2010-2012)
1958	Assistant General Counsel, Transamerica Asset Management Group (2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Associate General Counsel, AEGON USA Investment Management, LLC (2003-
Counsel	2012)
711 High Street, Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, Governance Officer,
1961	PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2015, and the Statement of Additional Information dated March 1, 2015. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds; and (2) a Subadvisory Agreement with Logan Circle Partners L.P. related to the Global Diversified Income Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 16, 2015 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Management Corporation (the “Manager”) and PFI, on behalf of each of the seventy-nine (79) series of PFI (each series is referred to as a “Fund”) (2) the Subadvisory Agreements between the Manager and each of AllianceBernstein L.P.; American Century Investment Management, Inc.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial Management, Inc.; Brown Advisory, LLC; Causeway Capital Management LLC.; Clearbridge Investments, LLC; Colonial First State Asset Management (Australia) Limited; Columbus Circle Investors; DDJ Capital Management, LLC; Dimensional Fund Advisors LP; Edge Asset Management, Inc.; Emerald Advisers, Inc.; Goldman Sachs Asset Management, L.P.; Guggenheim Partners Investment Management, LLC; J.P. Morgan Investment Management Inc.; Los Angeles Capital Management and Equity Research, Inc.; Neuberger Berman Fixed Income LLC; Origin Asset Management, LLP, Post Advisory Group, LLC; Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Sawgrass Asset Management, LLC, Spectrum Asset Management, Inc.; Stone Harbor Investment Partners LP; T. Rowe Price Associates, Inc.; Tortoise Capital Advisors, L.L.C.; Vaughan Nelson Investment Management, LP; W. H. Reaves & Co., Inc.; Westwood Management Corp.; and William Blair & Company, L.L.C.; (collectively, the “Subadvisers”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure and the LifeTime Hybrid Funds, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisers. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadviser to manage all of a portion of a Fund’s portfolio when deemed necessary or appropriate based on a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisers, the Board considered the due diligence process developed by the Manager for purposes of selecting a highly qualified unaffiliated subadviser for a Fund and for monitoring and replacing unaffiliated Subadvisers. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisers to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended May 31, 2015 and the blended investment return (50%/50%) of the three- and five-year periods ended May 31, 2015, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisers that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain Funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisers for multi-manager Funds, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board considered the Manager’s due diligence process for evaluating performance applied to all Funds and all Subadvisers, from which they received regular reporting, and, for unaffiliated Subadvisers, concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisers at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. The Board received information, based on data supplied by Lipper, comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual (after any fee waivers) management fee at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses) at average fiscal-year asset levels for Class A shares, where available, to advisory fees and expense ratios of mutual funds in a peer group selected by Lipper, or for one Fund, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.

For each of the SAM Portfolios, the Board considered information from management about the Manager’s unique strategic and tactical asset allocation processes employed in the management of the Fund and determined that the strategy and processes justified management fees higher than those paid by the funds in the Fund’s Expense Group. For each of the SAM Portfolios, with the exception of the SAM Strategic Growth Portfolio, the Board concluded that the Fund met performance expectations. For each of the SAM Portfolios, the Board concluded that the total expense ratio (including the expenses of the underlying funds), with the continuation of the expense caps suggested by management, was within an acceptable range.

The Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee for nine (9) PFI Funds that have implemented the “Core Satellite” structure. The Board also considered the expense caps and fee waivers that would be in place with respect to certain classes of various Funds.

With specific regard to the MidCap Growth Fund III, although the contractual management fee, the actual management fee and the total net expense ratio on the basis of Institutional Class shares are higher than third quartile (85%, 92% and 77%, respectively) for the Expense Group, the Board concluded that the Management Agreement should be renewed, based upon all relevant factors, including the explanation provided by the Manager for the Fund’s performance in the third quartile of its Morningstar peer group for each of the three-year and blended three- and five-year periods ended May 31, 2015 (68% and 69%, respectively) and the tight range of the total expense ratios within the Expense Group.

With specific regard to the Bond & Mortgage Securities Fund, although the contractual management fee, the actual management fee and the total net expense ratio on the basis of Institutional Class shares are higher than third quartile (93%, 99% and 80%, respectively) for the Expense Group, the Board concluded that the Management Agreement should be renewed, based upon all relevant factors, including that the Fund’s performance is in the second quartile for each of the three-year and blended three- and five-year periods ended May 31, 2015 and that its total expense ratio is in the second quartile (33%) when compared to its Expense Universe.

With specific regard to the Bond Market Index Fund, although the contractual management fee, the actual management fee and the total net expense ratio on the basis of Institutional Class shares are higher than third quartile (99%, 99% and 80%, respectively) for the Expense Group, the Board concluded that the Management Agreement should be renewed, based upon all relevant factors, including the explanation provided by the Manager for the lower ranking in the Expense Group (i.e., unusual circumstances of certain funds in the Expense Group), the competitiveness of the Fund’s total expense ratio (69%) when compared to the Expense Universe and that although the ranking of the Fund’s performance in its Morningstar peer group was in the third quartile for each of the three-year and blended three- and five-year periods ended May 31, 2015 (65% and 63%, respectively), the Fund’s performance relative to the target index met expectations for each of the three-year and blended three-and five-year periods ended May 31, 2015.

With specific regard to the Principal LifeTime Strategic Income Fund, although the actual management fee and the total net expense ratio on the basis of Institutional Class shares are higher than third quartile (78% and 78%, respectively) for the Expense Group, the Board concluded that the Management Agreement should be renewed, based upon all relevant factors, including that the Fund’s performance is in the first quartile for each of the three-year and blended three- and five-year periods ended May 31, 2015.

With specific regard to the SAM Strategic Growth Portfolio, although the Fund underperformed its Morningstar peer group ranking in the fourth quartile for each of the three-year and blended three- and five-year periods ended May 31, 2015 (81% and 82%, respectively), the Board noted that the same unique processes were employed for all the SAM Portfolios, which over the range of portfolios over an extended period had provided superior results, and that any particular Fund may compare less well as to a particular group of peer funds at a point in time, in this particular case because of a higher weighting in foreign securities than the funds in the peer group. Based upon all relevant factors, including the Boards’ view that these processes provide value to Fund shareholders over the long term, the Board concluded that the Management Agreement should be renewed.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2014. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisers (Principal Global Investors, LLC, Principal Real Estate Investors LLC, Columbus Circle Investors, Edge Asset Management Inc., Origin Asset Management LLP, Post Advisory Group LLC and Spectrum Asset Management, Inc.), and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the new breakpoints being offered by management for three Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the LargeCap S&P 500 Index Fund, the MidCap S&P 400 Index Fund, the SmallCap S&P 600 Index Fund, the Principal LifeTime Funds, and the Principal LifeTime Hybrid Funds do not include breakpoints. Although their management fee schedules do not include breakpoints, the Board noted that each of these Funds has a relatively low basis point fee (25 basis points or less) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadviser from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisers, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadviser. The Board considered the profitability of the affiliated Subadvisers in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadviser from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Logan Circle Subadvisory Agreement

On June 9, 2015, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of a subadvisory agreement (the “Subadvisory Agreement”) between Principal Management Corporation (the “Manager”) and Logan Circle Partners, L.P. (the “Subadviser”) with respect to a portion of the emerging markets debt investment sleeve of the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement.

The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program.

The Board reviewed the historical one-year, three-year, five-year and since-inception (November 30, 2006) performance returns as of March 31, 2015 of the Subadviser in a composite with an investment strategy similar to the proposed strategy for the emerging markets debt investment sleeve of the Fund (gross and net of proposed fees), as compared to the historical performance returns of the current subadviser to the emerging markets debt investment sleeve of the Fund (which will remain a subadviser to a portion of such sleeve) in a composite with an investment strategy similar to the strategy for the investment sleeve of the Fund (one-year, three-year and since inception (March 30, 2012) only) (gross and net of fees) and a relevant benchmark index, and the annual performance of the Subadviser in the same composite for each of the last five calendar years (gross and net of proposed fees), as compared to the other subadviser’s composite (2013 and 2014 only) (gross and net of fees) and the relevant benchmark index. The Board also reviewed the percentile rankings of the historical performance of the Subadviser’s composite (net of proposed fees) and the other subadviser’s composite (net of fees) in a relevant Morningstar category for each of the periods and years referenced above. The Board concluded, based on the information provided, that the historical investment performance record of the Subadviser was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisers from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for the specific mandate it will be managing for the Fund and the Manager’s statement that it found the proposed subadvisory fee schedule to be fair and competitive. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board noted that the Subadviser does not engage in soft dollar trading. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

FEDERAL INCOME TAX INFORMATION
PRINCIPAL FUNDS, INC.
October 31, 2015 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended October 31, 2015.

Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentages of ordinary income distributions (dividend income and short-term gains, if any) for the year ended October 31, 2015, that qualify for the dividend received deduction are as follows:

	Deductible		Deductible
	Percentage		Percentage
Core Plus Bond Fund	1%	Principal LifeTime 2040 Fund	23%
Equity Income Fund	84%	Principal LifeTime 2045 Fund	24%
Global Diversified Income Fund	9%	Principal LifeTime 2050 Fund	24%
Global Real Estate Securities Fund	2%	Principal LifeTime 2055 Fund	25%
High Yield Fund	1%	Principal LifeTime 2060 Fund	25%
LargeCap Growth Fund	100%	Principal LifeTime Hybrid 2015 Fund	5%
LargeCap Growth Fund I	66%	Principal LifeTime Hybrid 2020 Fund	4%
LargeCap Growth Fund II	79%	Principal LifeTime Hybrid 2025 Fund	6%
LargeCap S&P 500 Index Fund	100%	Principal LifeTime Hybrid 2030 Fund	7%
LargeCap Value Fund	34%	Principal LifeTime Hybrid 2035 Fund	22%
LargeCap Value Fund III	100%	Principal LifeTime Hybrid 2040 Fund	14%
MidCap Fund	100%	Principal LifeTime Hybrid 2045 Fund	30%
MidCap Growth Fund	4%	Principal LifeTime Hybrid 2050 Fund	35%
MidCap Growth Fund III	10%	Principal LifeTime Hybrid 2055 Fund	48%
MidCap S&P 400 Index Fund	84%	Principal LifeTime Hybrid 2060 Fund	54%
MidCap Value Fund I	22%	Principal LifeTime Hybrid Income Fund	3%
MidCap Value Fund III	41%	Principal LifeTime Strategic Income Fund	11%
Overseas Fund	1%	SAM Balanced Portfolio	27%
Principal Capital Appreciation Fund	100%	SAM Conservative Balanced Portfolio	16%
Principal LifeTime 2010 Fund	17%	SAM Conservative Growth Portfolio	41%
Principal LifeTime 2015 Fund	18%	SAM Flexible Income Portfolio	11%
Principal LifeTime 2020 Fund	21%	SAM Strategic Growth Portfolio	45%
Principal LifeTime 2025 Fund	21%	SmallCap Fund	41%
Principal LifeTime 2030 Fund	22%	SmallCap Growth Fund I	45%
Principal LifeTime 2035 Fund	22%	SmallCap S&P 600 Index Fund	66%
		SmallCap Value Fund II	58%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentages of ordinary income distributions for the fiscal year ended October 31, 2015, taxed at a maximum rate of 15% are as follows:

	Percentage		Percentage
Core Plus Bond Fund	2%	Principal LifeTime 2035 Fund	48%
Diversified International Fund	100%	Principal LifeTime 2040 Fund	53%
Equity Income Fund	100%	Principal LifeTime 2045 Fund	54%
Global Diversified Income Fund	17%	Principal LifeTime 2050 Fund	55%
Global Real Estate Securities Fund	15%	Principal LifeTime 2055 Fund	57%
High Yield Fund	2%	Principal LifeTime 2060 Fund	57%
International Emerging Markets Fund	87%	Principal LifeTime Hybrid 2015 Fund	17%
International Fund I	100%	Principal LifeTime Hybrid 2020 Fund	19%
LargeCap Growth Fund	100%	Principal LifeTime Hybrid 2025 Fund	16%
LargeCap Growth Fund I	71%	Principal LifeTime Hybrid 2030 Fund	22%
LargeCap Growth Fund II	79%	Principal LifeTime Hybrid 2035 Fund	35%
LargeCap S&P 500 Index Fund	100%	Principal LifeTime Hybrid 2040 Fund	23%
LargeCap Value Fund	35%	Principal LifeTime Hybrid 2045 Fund	48%
LargeCap Value Fund III	100%	Principal LifeTime Hybrid 2050 Fund	55%
MidCap Fund	100%	Principal LifeTime Hybrid 2055 Fund	73%
MidCap Growth Fund	4%	Principal LifeTime Hybrid 2060 Fund	81%
MidCap Growth Fund III	10%	Principal LifeTime Hybrid Income Fund	8%
MidCap S&P 400 Index Fund	85%	Principal LifeTime Strategic Income Fund	22%
MidCap Value Fund I	23%	Real Estate Securities Fund	3%
MidCap Value Fund III	44%	SAM Balanced Portfolio	51%
Overseas Fund	80%	SAM Conservative Balanced Portfolio	30%
Principal Capital Appreciation Fund	100%	SAM Conservative Growth Portfolio	77%
Principal LifeTime 2010 Fund	35%	SAM Flexible Income Portfolio	22%
Principal LifeTime 2015 Fund	37%	SAM Strategic Growth Portfolio	76%
Principal LifeTime 2020 Fund	44%	SmallCap Fund	41%
Principal LifeTime 2025 Fund	44%	SmallCap Growth Fund I	46%
Principal LifeTime 2030 Fund	48%	SmallCap S&P 600 Index Fund	66%
		SmallCap Value Fund II	58%

FEDERAL INCOME TAX INFORMATION
PRINCIPAL FUNDS, INC.
October 31, 2015 (unaudited)

Foreign Taxes Paid. The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders.

The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended October 31, 2015, are as follows:

Foreign Taxes
Per Share
Diversified International Fund	$0.0259
International Emerging Markets Fund	$0.1189
International Fund I	$0.0129
Overseas Fund	$0.0267

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the Fund’s transfer agent.

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

principalfunds.com

Global Investment Management  *  Asset Allocation  *  Retirement Leadership

Investing involves risk, including possible loss of principal.

This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV401-09 | 10/2015 | © 2015 Principal Financial Services, Inc. | t151027032p